UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 11/30

Date of reporting period: 11/30/2024

Item 1:	Report(s) to Shareholders.

Class A

LACFX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.09%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.72%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$9,777	$10,000	$10,000
12/31/2014	$9,685	$9,919	$10,009
1/31/2015	$9,604	$9,842	$10,219
2/28/2015	$10,001	$10,251	$10,123
3/31/2015	$9,922	$10,218	$10,170
4/30/2015	$10,044	$10,294	$10,134
5/31/2015	$10,207	$10,528	$10,109
6/30/2015	$9,866	$10,275	$9,999
7/31/2015	$9,720	$10,239	$10,069
8/31/2015	$9,247	$9,870	$10,054
9/30/2015	$8,916	$9,541	$10,122
10/31/2015	$9,194	$9,895	$10,124
11/30/2015	$9,121	$9,820	$10,097
12/31/2015	$8,901	$9,622	$10,064
1/31/2016	$8,324	$9,029	$10,203
2/29/2016	$8,324	$9,052	$10,275
3/31/2016	$8,771	$9,472	$10,370
4/30/2016	$8,872	$9,610	$10,409
5/31/2016	$9,007	$9,774	$10,412
6/30/2016	$9,060	$9,816	$10,599
7/31/2016	$9,534	$10,262	$10,666
8/31/2016	$9,610	$10,292	$10,654
9/30/2016	$9,771	$10,407	$10,648
10/31/2016	$9,550	$10,235	$10,566
11/30/2016	$9,907	$10,469	$10,316
12/31/2016	$10,010	$10,626	$10,331
1/31/2017	$10,365	$10,910	$10,351
2/28/2017	$10,538	$11,118	$10,421
3/31/2017	$10,655	$11,189	$10,415
4/30/2017	$10,742	$11,313	$10,496
5/31/2017	$10,855	$11,392	$10,576
6/30/2017	$10,941	$11,464	$10,566
7/31/2017	$11,151	$11,696	$10,611
8/31/2017	$11,230	$11,739	$10,706
9/30/2017	$11,387	$11,896	$10,655
10/31/2017	$11,632	$12,091	$10,662
11/30/2017	$11,676	$12,106	$10,648
12/31/2017	$11,667	$12,082	$10,697
1/31/2018	$12,031	$12,456	$10,574
2/28/2018	$11,800	$12,315	$10,473
3/31/2018	$11,814	$12,372	$10,540
4/30/2018	$11,769	$12,346	$10,462
5/31/2018	$12,161	$12,784	$10,537
6/30/2018	$12,113	$12,838	$10,524
7/31/2018	$12,078	$12,921	$10,526
8/31/2018	$12,658	$13,375	$10,594
9/30/2018	$12,717	$13,342	$10,526
10/31/2018	$11,723	$12,535	$10,443
11/30/2018	$11,786	$12,695	$10,505
12/31/2018	$11,255	$12,100	$10,698
1/31/2019	$12,027	$12,942	$10,812
2/28/2019	$12,474	$13,341	$10,805
3/31/2019	$12,525	$13,341	$11,013
4/30/2019	$12,880	$13,699	$11,016
5/31/2019	$12,458	$13,251	$11,211
6/30/2019	$13,113	$13,855	$11,352
7/31/2019	$13,354	$14,091	$11,377
8/31/2019	$13,344	$13,917	$11,672
9/30/2019	$13,060	$13,877	$11,610
10/31/2019	$13,272	$14,096	$11,645
11/30/2019	$13,648	$14,540	$11,639
12/31/2019	$14,041	$14,901	$11,630
1/31/2020	$14,604	$15,320	$11,854
2/29/2020	$14,552	$14,888	$12,068
3/31/2020	$12,935	$12,872	$11,997
4/30/2020	$14,345	$14,299	$12,210
5/31/2020	$15,526	$15,265	$12,267
6/30/2020	$16,444	$15,981	$12,344
7/31/2020	$17,763	$17,140	$12,528
8/31/2020	$19,458	$18,608	$12,427
9/30/2020	$19,108	$18,207	$12,420
10/31/2020	$19,045	$18,058	$12,365
11/30/2020	$21,520	$20,354	$12,486
12/31/2020	$23,020	$21,789	$12,504
1/31/2021	$23,735	$22,450	$12,414
2/28/2021	$24,560	$23,141	$12,235
3/31/2021	$23,354	$22,413	$12,082
4/30/2021	$23,730	$22,992	$12,177
5/31/2021	$23,136	$22,604	$12,217
6/30/2021	$23,280	$23,292	$12,303
7/31/2021	$23,207	$23,143	$12,440
8/31/2021	$23,596	$23,572	$12,417
9/30/2021	$23,309	$23,178	$12,309
10/31/2021	$24,076	$24,008	$12,306
11/30/2021	$23,419	$23,156	$12,342
12/31/2021	$23,240	$23,171	$12,311
1/31/2022	$21,311	$21,653	$12,045
2/28/2022	$21,153	$21,659	$11,911
3/31/2022	$21,449	$21,918	$11,580
4/30/2022	$19,603	$20,363	$11,141
5/31/2022	$18,910	$19,705	$11,213
6/30/2022	$17,986	$18,488	$11,037
7/31/2022	$18,998	$19,544	$11,306
8/31/2022	$19,114	$19,724	$10,987
9/30/2022	$17,932	$18,553	$10,512
10/31/2022	$18,151	$19,158	$10,376
11/30/2022	$18,383	$19,463	$10,758
12/31/2022	$17,811	$18,855	$10,709
1/31/2023	$18,459	$19,951	$11,039
2/28/2023	$18,179	$19,694	$10,753
3/31/2023	$18,173	$19,567	$11,026
4/30/2023	$17,891	$19,300	$11,093
5/31/2023	$17,935	$19,472	$10,972
6/30/2023	$18,538	$20,489	$10,933
7/31/2023	$18,687	$21,050	$10,926
8/31/2023	$18,195	$20,508	$10,856
9/30/2023	$18,020	$19,978	$10,580
10/31/2023	$17,154	$19,100	$10,413
11/30/2023	$18,200	$20,096	$10,884
12/31/2023	$19,058	$21,316	$11,301
1/31/2024	$19,133	$21,070	$11,270
2/29/2024	$19,434	$21,325	$11,111
3/31/2024	$19,947	$21,822	$11,213
4/30/2024	$19,465	$21,067	$10,930
5/31/2024	$19,872	$21,581	$11,116
6/30/2024	$20,002	$21,785	$11,221
7/31/2024	$20,123	$22,207	$11,483
8/31/2024	$20,426	$22,500	$11,648
9/30/2024	$20,872	$22,940	$11,804
10/31/2024	$20,857	$23,135	$11,511
11/30/2024	$22,517	$24,703	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	23.72%	10.53%	8.70%
Class A with sales charge	20.94%	10.02%	8.46%
ICE BofA All US Convertibles Index	22.92%	11.18%	9.47%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LACFX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1404-A

01/25

Class C

LACCX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 22.90%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,899	$9,919	$10,009
1/31/2015	$9,808	$9,842	$10,219
2/28/2015	$10,207	$10,251	$10,123
3/31/2015	$10,126	$10,218	$10,170
4/30/2015	$10,243	$10,294	$10,134
5/31/2015	$10,401	$10,528	$10,109
6/30/2015	$10,043	$10,275	$9,999
7/31/2015	$9,893	$10,239	$10,069
8/31/2015	$9,409	$9,870	$10,054
9/30/2015	$9,063	$9,541	$10,122
10/31/2015	$9,347	$9,895	$10,124
11/30/2015	$9,264	$9,820	$10,097
12/31/2015	$9,032	$9,622	$10,064
1/31/2016	$8,444	$9,029	$10,203
2/29/2016	$8,444	$9,052	$10,275
3/31/2016	$8,886	$9,472	$10,370
4/30/2016	$8,989	$9,610	$10,409
5/31/2016	$9,117	$9,774	$10,412
6/30/2016	$9,165	$9,816	$10,599
7/31/2016	$9,647	$10,262	$10,666
8/31/2016	$9,716	$10,292	$10,654
9/30/2016	$9,873	$10,407	$10,648
10/31/2016	$9,640	$10,235	$10,566
11/30/2016	$9,994	$10,469	$10,316
12/31/2016	$10,099	$10,626	$10,331
1/31/2017	$10,451	$10,910	$10,351
2/28/2017	$10,626	$11,118	$10,421
3/31/2017	$10,730	$11,189	$10,415
4/30/2017	$10,818	$11,313	$10,496
5/31/2017	$10,924	$11,392	$10,576
6/30/2017	$11,000	$11,464	$10,566
7/31/2017	$11,213	$11,696	$10,611
8/31/2017	$11,283	$11,739	$10,706
9/30/2017	$11,434	$11,896	$10,655
10/31/2017	$11,673	$12,091	$10,662
11/30/2017	$11,718	$12,106	$10,648
12/31/2017	$11,699	$12,082	$10,697
1/31/2018	$12,057	$12,456	$10,574
2/28/2018	$11,824	$12,315	$10,473
3/31/2018	$11,827	$12,372	$10,540
4/30/2018	$11,773	$12,346	$10,462
5/31/2018	$12,159	$12,784	$10,537
6/30/2018	$12,106	$12,838	$10,524
7/31/2018	$12,061	$12,921	$10,526
8/31/2018	$12,635	$13,375	$10,594
9/30/2018	$12,693	$13,342	$10,526
10/31/2018	$11,687	$12,535	$10,443
11/30/2018	$11,750	$12,695	$10,505
12/31/2018	$11,208	$12,100	$10,698
1/31/2019	$11,972	$12,942	$10,812
2/28/2019	$12,411	$13,341	$10,805
3/31/2019	$12,461	$13,341	$11,013
4/30/2019	$12,806	$13,699	$11,016
5/31/2019	$12,385	$13,251	$11,211
6/30/2019	$13,020	$13,855	$11,352
7/31/2019	$13,250	$14,091	$11,377
8/31/2019	$13,240	$13,917	$11,672
9/30/2019	$12,945	$13,877	$11,610
10/31/2019	$13,147	$14,096	$11,645
11/30/2019	$13,512	$14,540	$11,639
12/31/2019	$13,892	$14,901	$11,630
1/31/2020	$14,443	$15,320	$11,854
2/29/2020	$14,380	$14,888	$12,068
3/31/2020	$12,788	$12,872	$11,997
4/30/2020	$14,169	$14,299	$12,210
5/31/2020	$15,322	$15,265	$12,267
6/30/2020	$16,221	$15,981	$12,344
7/31/2020	$17,510	$17,140	$12,528
8/31/2020	$19,183	$18,608	$12,427
9/30/2020	$18,827	$18,207	$12,420
10/31/2020	$18,744	$18,058	$12,365
11/30/2020	$21,177	$20,354	$12,486
12/31/2020	$22,635	$21,789	$12,504
1/31/2021	$23,332	$22,450	$12,414
2/28/2021	$24,126	$23,141	$12,235
3/31/2021	$22,936	$22,413	$12,082
4/30/2021	$23,296	$22,992	$12,177
5/31/2021	$22,695	$22,604	$12,217
6/30/2021	$22,828	$23,292	$12,303
7/31/2021	$22,731	$23,143	$12,440
8/31/2021	$23,104	$23,572	$12,417
9/30/2021	$22,816	$23,178	$12,309
10/31/2021	$23,549	$24,008	$12,306
11/30/2021	$22,888	$23,156	$12,342
12/31/2021	$22,701	$23,171	$12,311
1/31/2022	$20,811	$21,653	$12,045
2/28/2022	$20,640	$21,659	$11,911
3/31/2022	$20,922	$21,918	$11,580
4/30/2022	$19,116	$20,363	$11,141
5/31/2022	$18,419	$19,705	$11,213
6/30/2022	$17,517	$18,488	$11,037
7/31/2022	$18,486	$19,544	$11,306
8/31/2022	$18,600	$19,724	$10,987
9/30/2022	$17,434	$18,553	$10,512
10/31/2022	$17,634	$19,158	$10,376
11/30/2022	$17,863	$19,463	$10,758
12/31/2022	$17,286	$18,855	$10,709
1/31/2023	$17,908	$19,951	$11,039
2/28/2023	$17,618	$19,694	$10,753
3/31/2023	$17,612	$19,567	$11,026
4/30/2023	$17,336	$19,300	$11,093
5/31/2023	$17,365	$19,472	$10,972
6/30/2023	$17,940	$20,489	$10,933
7/31/2023	$18,057	$21,050	$10,926
8/31/2023	$17,591	$20,508	$10,856
9/30/2023	$17,406	$19,978	$10,580
10/31/2023	$16,574	$19,100	$10,413
11/30/2023	$17,566	$20,096	$10,884
12/31/2023	$18,391	$21,316	$11,301
1/31/2024	$18,450	$21,070	$11,270
2/29/2024	$18,729	$21,325	$11,111
3/31/2024	$19,199	$21,822	$11,213
4/30/2024	$18,744	$21,067	$10,930
5/31/2024	$19,111	$21,581	$11,116
6/30/2024	$19,237	$21,785	$11,221
7/31/2024	$19,340	$22,207	$11,483
8/31/2024	$19,620	$22,500	$11,648
9/30/2024	$20,037	$22,940	$11,804
10/31/2024	$20,022	$23,135	$11,511
11/30/2024	$21,589	$24,703	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	22.90%	9.82%	8.00%
Class C with sales charge	21.90%	9.82%	8.00%
ICE BofA All US Convertibles Index	22.92%	11.18%	9.47%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LACCX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1406-C

01/25

Class F

LBFFX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$112	1.00%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.89%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,903	$9,919	$10,009
1/31/2015	$9,820	$9,842	$10,219
2/28/2015	$10,226	$10,251	$10,123
3/31/2015	$10,147	$10,218	$10,170
4/30/2015	$10,272	$10,294	$10,134
5/31/2015	$10,438	$10,528	$10,109
6/30/2015	$10,092	$10,275	$9,999
7/31/2015	$9,942	$10,239	$10,069
8/31/2015	$9,467	$9,870	$10,054
9/30/2015	$9,123	$9,541	$10,122
10/31/2015	$9,408	$9,895	$10,124
11/30/2015	$9,333	$9,820	$10,097
12/31/2015	$9,111	$9,622	$10,064
1/31/2016	$8,520	$9,029	$10,203
2/29/2016	$8,520	$9,052	$10,275
3/31/2016	$8,972	$9,472	$10,370
4/30/2016	$9,084	$9,610	$10,409
5/31/2016	$9,221	$9,774	$10,412
6/30/2016	$9,278	$9,816	$10,599
7/31/2016	$9,763	$10,262	$10,666
8/31/2016	$9,841	$10,292	$10,654
9/30/2016	$10,009	$10,407	$10,648
10/31/2016	$9,782	$10,235	$10,566
11/30/2016	$10,148	$10,469	$10,316
12/31/2016	$10,256	$10,626	$10,331
1/31/2017	$10,620	$10,910	$10,351
2/28/2017	$10,798	$11,118	$10,421
3/31/2017	$10,921	$11,189	$10,415
4/30/2017	$11,010	$11,313	$10,496
5/31/2017	$11,126	$11,392	$10,576
6/30/2017	$11,215	$11,464	$10,566
7/31/2017	$11,431	$11,696	$10,611
8/31/2017	$11,511	$11,739	$10,706
9/30/2017	$11,675	$11,896	$10,655
10/31/2017	$11,927	$12,091	$10,662
11/30/2017	$11,981	$12,106	$10,648
12/31/2017	$11,966	$12,082	$10,697
1/31/2018	$12,339	$12,456	$10,574
2/28/2018	$12,111	$12,315	$10,473
3/31/2018	$12,118	$12,372	$10,540
4/30/2018	$12,073	$12,346	$10,462
5/31/2018	$12,475	$12,784	$10,537
6/30/2018	$12,429	$12,838	$10,524
7/31/2018	$12,392	$12,921	$10,526
8/31/2018	$12,988	$13,375	$10,594
9/30/2018	$13,060	$13,342	$10,526
10/31/2018	$12,031	$12,535	$10,443
11/30/2018	$12,095	$12,695	$10,505
12/31/2018	$11,553	$12,100	$10,698
1/31/2019	$12,355	$12,942	$10,812
2/28/2019	$12,805	$13,341	$10,805
3/31/2019	$12,860	$13,341	$11,013
4/30/2019	$13,224	$13,699	$11,016
5/31/2019	$12,801	$13,251	$11,211
6/30/2019	$13,467	$13,855	$11,352
7/31/2019	$13,714	$14,091	$11,377
8/31/2019	$13,714	$13,917	$11,672
9/30/2019	$13,416	$13,877	$11,610
10/31/2019	$13,634	$14,096	$11,645
11/30/2019	$14,020	$14,540	$11,639
12/31/2019	$14,427	$14,901	$11,630
1/31/2020	$15,005	$15,320	$11,854
2/29/2020	$14,952	$14,888	$12,068
3/31/2020	$13,295	$12,872	$11,997
4/30/2020	$14,744	$14,299	$12,210
5/31/2020	$15,958	$15,265	$12,267
6/30/2020	$16,905	$15,981	$12,344
7/31/2020	$18,261	$17,140	$12,528
8/31/2020	$20,015	$18,608	$12,427
9/30/2020	$19,648	$18,207	$12,420
10/31/2020	$19,584	$18,058	$12,365
11/30/2020	$22,129	$20,354	$12,486
12/31/2020	$23,675	$21,789	$12,504
1/31/2021	$24,411	$22,450	$12,414
2/28/2021	$25,259	$23,141	$12,235
3/31/2021	$24,038	$22,413	$12,082
4/30/2021	$24,425	$22,992	$12,177
5/31/2021	$23,813	$22,604	$12,217
6/30/2021	$23,967	$23,292	$12,303
7/31/2021	$23,892	$23,143	$12,440
8/31/2021	$24,292	$23,572	$12,417
9/30/2021	$24,003	$23,178	$12,309
10/31/2021	$24,792	$24,008	$12,306
11/30/2021	$24,116	$23,156	$12,342
12/31/2021	$23,937	$23,171	$12,311
1/31/2022	$21,952	$21,653	$12,045
2/28/2022	$21,789	$21,659	$11,911
3/31/2022	$22,099	$21,918	$11,580
4/30/2022	$20,198	$20,363	$11,141
5/31/2022	$19,470	$19,705	$11,213
6/30/2022	$18,534	$18,488	$11,037
7/31/2022	$19,577	$19,544	$11,306
8/31/2022	$19,711	$19,724	$10,987
9/30/2022	$18,484	$18,553	$10,512
10/31/2022	$18,708	$19,158	$10,376
11/30/2022	$18,948	$19,463	$10,758
12/31/2022	$18,363	$18,855	$10,709
1/31/2023	$19,031	$19,951	$11,039
2/28/2023	$18,743	$19,694	$10,753
3/31/2023	$18,752	$19,567	$11,026
4/30/2023	$18,462	$19,300	$11,093
5/31/2023	$18,493	$19,472	$10,972
6/30/2023	$19,133	$20,489	$10,933
7/31/2023	$19,272	$21,050	$10,926
8/31/2023	$18,780	$20,508	$10,856
9/30/2023	$18,589	$19,978	$10,580
10/31/2023	$17,711	$19,100	$10,413
11/30/2023	$18,773	$20,096	$10,884
12/31/2023	$19,677	$21,316	$11,301
1/31/2024	$19,739	$21,070	$11,270
2/29/2024	$20,065	$21,325	$11,111
3/31/2024	$20,583	$21,822	$11,213
4/30/2024	$20,101	$21,067	$10,930
5/31/2024	$20,506	$21,581	$11,116
6/30/2024	$20,660	$21,785	$11,221
7/31/2024	$20,785	$22,207	$11,483
8/31/2024	$21,098	$22,500	$11,648
9/30/2024	$21,547	$22,940	$11,804
10/31/2024	$21,547	$23,135	$11,511
11/30/2024	$23,259	$24,703	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	23.89%	10.65%	8.81%
ICE BofA All US Convertibles Index	22.92%	11.18%	9.47%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LBFFX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1008-F

01/25

Class F3

LOCFX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$91	0.81%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 24.04%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,114	$10,127	$10,051
5/31/2017	$10,220	$10,198	$10,128
6/30/2017	$10,304	$10,262	$10,118
7/31/2017	$10,501	$10,470	$10,162
8/31/2017	$10,575	$10,508	$10,253
9/30/2017	$10,727	$10,650	$10,204
10/31/2017	$10,957	$10,824	$10,210
11/30/2017	$11,006	$10,837	$10,197
12/31/2017	$11,003	$10,815	$10,244
1/31/2018	$11,344	$11,151	$10,126
2/28/2018	$11,128	$11,024	$10,030
3/31/2018	$11,137	$11,075	$10,094
4/30/2018	$11,096	$11,052	$10,019
5/31/2018	$11,472	$11,444	$10,091
6/30/2018	$11,432	$11,492	$10,078
7/31/2018	$11,399	$11,566	$10,080
8/31/2018	$11,952	$11,974	$10,145
9/30/2018	$12,013	$11,944	$10,080
10/31/2018	$11,071	$11,221	$10,000
11/30/2018	$11,130	$11,364	$10,060
12/31/2018	$10,629	$10,832	$10,245
1/31/2019	$11,371	$11,586	$10,354
2/28/2019	$11,792	$11,943	$10,348
3/31/2019	$11,836	$11,943	$10,546
4/30/2019	$12,178	$12,264	$10,549
5/31/2019	$11,782	$11,862	$10,736
6/30/2019	$12,404	$12,403	$10,871
7/31/2019	$12,630	$12,614	$10,895
8/31/2019	$12,630	$12,459	$11,177
9/30/2019	$12,360	$12,422	$11,118
10/31/2019	$12,569	$12,619	$11,151
11/30/2019	$12,913	$13,016	$11,146
12/31/2019	$13,288	$13,339	$11,138
1/31/2020	$13,827	$13,715	$11,352
2/29/2020	$13,788	$13,328	$11,557
3/31/2020	$12,256	$11,523	$11,489
4/30/2020	$13,592	$12,801	$11,693
5/31/2020	$14,722	$13,665	$11,747
6/30/2020	$15,593	$14,306	$11,821
7/31/2020	$16,844	$15,344	$11,998
8/31/2020	$18,459	$16,658	$11,901
9/30/2020	$18,127	$16,299	$11,894
10/31/2020	$18,068	$16,165	$11,841
11/30/2020	$20,418	$18,221	$11,958
12/31/2020	$21,848	$19,505	$11,974
1/31/2021	$22,533	$20,097	$11,888
2/28/2021	$23,320	$20,716	$11,716
3/31/2021	$22,185	$20,064	$11,570
4/30/2021	$22,551	$20,582	$11,662
5/31/2021	$21,991	$20,235	$11,700
6/30/2021	$22,138	$20,851	$11,782
7/31/2021	$22,069	$20,717	$11,914
8/31/2021	$22,447	$21,102	$11,891
9/30/2021	$22,177	$20,749	$11,788
10/31/2021	$22,923	$21,492	$11,785
11/30/2021	$22,292	$20,729	$11,820
12/31/2021	$22,121	$20,742	$11,789
1/31/2022	$20,293	$19,383	$11,535
2/28/2022	$20,158	$19,389	$11,407
3/31/2022	$20,447	$19,621	$11,090
4/30/2022	$18,696	$18,228	$10,669
5/31/2022	$18,031	$17,640	$10,738
6/30/2022	$17,156	$16,550	$10,569
7/31/2022	$18,124	$17,495	$10,828
8/31/2022	$18,247	$17,657	$10,522
9/30/2022	$17,102	$16,608	$10,067
10/31/2022	$17,321	$17,150	$9,937
11/30/2022	$17,554	$17,423	$10,302
12/31/2022	$17,010	$16,879	$10,256
1/31/2023	$17,622	$17,860	$10,571
2/28/2023	$17,358	$17,630	$10,298
3/31/2023	$17,375	$17,516	$10,559
4/30/2023	$17,109	$17,277	$10,623
5/31/2023	$17,137	$17,431	$10,508
6/30/2023	$17,728	$18,341	$10,470
7/31/2023	$17,869	$18,844	$10,463
8/31/2023	$17,405	$18,358	$10,396
9/30/2023	$17,235	$17,884	$10,132
10/31/2023	$16,417	$17,098	$9,972
11/30/2023	$17,418	$17,990	$10,424
12/31/2023	$18,251	$19,082	$10,823
1/31/2024	$18,322	$18,862	$10,793
2/29/2024	$18,620	$19,090	$10,640
3/31/2024	$19,115	$19,535	$10,739
4/30/2024	$18,659	$18,859	$10,467
5/31/2024	$19,043	$19,319	$10,645
6/30/2024	$19,190	$19,502	$10,746
7/31/2024	$19,304	$19,880	$10,997
8/31/2024	$19,591	$20,142	$11,155
9/30/2024	$20,022	$20,535	$11,304
10/31/2024	$20,022	$20,710	$11,024
11/30/2024	$21,606	$22,114	$11,140

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	24.04%	10.84%	10.58%
ICE BofA All US Convertibles Index	22.92%	11.18%	10.92%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.42%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOCFX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8964-F3

01/25

Class I

LCFYX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.89%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.89%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,912	$9,919	$10,009
1/31/2015	$9,830	$9,842	$10,219
2/28/2015	$10,234	$10,251	$10,123
3/31/2015	$10,158	$10,218	$10,170
4/30/2015	$10,282	$10,294	$10,134
5/31/2015	$10,448	$10,528	$10,109
6/30/2015	$10,098	$10,275	$9,999
7/31/2015	$9,957	$10,239	$10,069
8/31/2015	$9,475	$9,870	$10,054
9/30/2015	$9,135	$9,541	$10,122
10/31/2015	$9,427	$9,895	$10,124
11/30/2015	$9,343	$9,820	$10,097
12/31/2015	$9,125	$9,622	$10,064
1/31/2016	$8,536	$9,029	$10,203
2/29/2016	$8,545	$9,052	$10,275
3/31/2016	$8,997	$9,472	$10,370
4/30/2016	$9,100	$9,610	$10,409
5/31/2016	$9,237	$9,774	$10,412
6/30/2016	$9,296	$9,816	$10,599
7/31/2016	$9,789	$10,262	$10,666
8/31/2016	$9,866	$10,292	$10,654
9/30/2016	$10,036	$10,407	$10,648
10/31/2016	$9,802	$10,235	$10,566
11/30/2016	$10,175	$10,469	$10,316
12/31/2016	$10,285	$10,626	$10,331
1/31/2017	$10,648	$10,910	$10,351
2/28/2017	$10,834	$11,118	$10,421
3/31/2017	$10,951	$11,189	$10,415
4/30/2017	$11,040	$11,313	$10,496
5/31/2017	$11,164	$11,392	$10,576
6/30/2017	$11,247	$11,464	$10,566
7/31/2017	$11,471	$11,696	$10,611
8/31/2017	$11,551	$11,739	$10,706
9/30/2017	$11,709	$11,896	$10,655
10/31/2017	$11,969	$12,091	$10,662
11/30/2017	$12,023	$12,106	$10,648
12/31/2017	$12,010	$12,082	$10,697
1/31/2018	$12,392	$12,456	$10,574
2/28/2018	$12,156	$12,315	$10,473
3/31/2018	$12,166	$12,372	$10,540
4/30/2018	$12,120	$12,346	$10,462
5/31/2018	$12,531	$12,784	$10,537
6/30/2018	$12,479	$12,838	$10,524
7/31/2018	$12,442	$12,921	$10,526
8/31/2018	$13,047	$13,375	$10,594
9/30/2018	$13,113	$13,342	$10,526
10/31/2018	$12,084	$12,535	$10,443
11/30/2018	$12,158	$12,695	$10,505
12/31/2018	$11,610	$12,100	$10,698
1/31/2019	$12,411	$12,942	$10,812
2/28/2019	$12,871	$13,341	$10,805
3/31/2019	$12,929	$13,341	$11,013
4/30/2019	$13,293	$13,699	$11,016
5/31/2019	$12,860	$13,251	$11,211
6/30/2019	$13,539	$13,855	$11,352
7/31/2019	$13,786	$14,091	$11,377
8/31/2019	$13,786	$13,917	$11,672
9/30/2019	$13,491	$13,877	$11,610
10/31/2019	$13,709	$14,096	$11,645
11/30/2019	$14,096	$14,540	$11,639
12/31/2019	$14,505	$14,901	$11,630
1/31/2020	$15,093	$15,320	$11,854
2/29/2020	$15,040	$14,888	$12,068
3/31/2020	$13,377	$12,872	$11,997
4/30/2020	$14,837	$14,299	$12,210
5/31/2020	$16,061	$15,265	$12,267
6/30/2020	$17,011	$15,981	$12,344
7/31/2020	$18,378	$17,140	$12,528
8/31/2020	$20,142	$18,608	$12,427
9/30/2020	$19,780	$18,207	$12,420
10/31/2020	$19,715	$18,058	$12,365
11/30/2020	$22,282	$20,354	$12,486
12/31/2020	$23,833	$21,789	$12,504
1/31/2021	$24,581	$22,450	$12,414
2/28/2021	$25,441	$23,141	$12,235
3/31/2021	$24,201	$22,413	$12,082
4/30/2021	$24,600	$22,992	$12,177
5/31/2021	$23,976	$22,604	$12,217
6/30/2021	$24,136	$23,292	$12,303
7/31/2021	$24,061	$23,143	$12,440
8/31/2021	$24,474	$23,572	$12,417
9/30/2021	$24,179	$23,178	$12,309
10/31/2021	$24,980	$24,008	$12,306
11/30/2021	$24,291	$23,156	$12,342
12/31/2021	$24,117	$23,171	$12,311
1/31/2022	$22,119	$21,653	$12,045
2/28/2022	$21,957	$21,659	$11,911
3/31/2022	$22,272	$21,918	$11,580
4/30/2022	$20,358	$20,363	$11,141
5/31/2022	$19,631	$19,705	$11,213
6/30/2022	$18,690	$18,488	$11,037
7/31/2022	$19,733	$19,544	$11,306
8/31/2022	$19,867	$19,724	$10,987
9/30/2022	$18,631	$18,553	$10,512
10/31/2022	$18,871	$19,158	$10,376
11/30/2022	$19,110	$19,463	$10,758
12/31/2022	$18,515	$18,855	$10,709
1/31/2023	$19,199	$19,951	$11,039
2/28/2023	$18,895	$19,694	$10,753
3/31/2023	$18,913	$19,567	$11,026
4/30/2023	$18,623	$19,300	$11,093
5/31/2023	$18,654	$19,472	$10,972
6/30/2023	$19,300	$20,489	$10,933
7/31/2023	$19,438	$21,050	$10,926
8/31/2023	$18,946	$20,508	$10,856
9/30/2023	$18,761	$19,978	$10,580
10/31/2023	$17,866	$19,100	$10,413
11/30/2023	$18,961	$20,096	$10,884
12/31/2023	$19,856	$21,316	$11,301
1/31/2024	$19,934	$21,070	$11,270
2/29/2024	$20,259	$21,325	$11,111
3/31/2024	$20,784	$21,822	$11,213
4/30/2024	$20,301	$21,067	$10,930
5/31/2024	$20,706	$21,581	$11,116
6/30/2024	$20,866	$21,785	$11,221
7/31/2024	$20,991	$22,207	$11,483
8/31/2024	$21,304	$22,500	$11,648
9/30/2024	$21,776	$22,940	$11,804
10/31/2024	$21,761	$23,135	$11,511
11/30/2024	$23,491	$24,703	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	23.89%	10.76%	8.92%
ICE BofA All US Convertibles Index	22.92%	11.18%	9.47%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LCFYX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1408-I

01/25

Class P

LCFPX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$150	1.34%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.39%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,903	$9,919	$10,009
1/31/2015	$9,813	$9,842	$10,219
2/28/2015	$10,222	$10,251	$10,123
3/31/2015	$10,145	$10,218	$10,170
4/30/2015	$10,268	$10,294	$10,134
5/31/2015	$10,432	$10,528	$10,109
6/30/2015	$10,079	$10,275	$9,999
7/31/2015	$9,931	$10,239	$10,069
8/31/2015	$9,455	$9,870	$10,054
9/30/2015	$9,113	$9,541	$10,122
10/31/2015	$9,394	$9,895	$10,124
11/30/2015	$9,319	$9,820	$10,097
12/31/2015	$9,097	$9,622	$10,064
1/31/2016	$8,507	$9,029	$10,203
2/29/2016	$8,507	$9,052	$10,275
3/31/2016	$8,957	$9,472	$10,370
4/30/2016	$9,067	$9,610	$10,409
5/31/2016	$9,203	$9,774	$10,412
6/30/2016	$9,253	$9,816	$10,599
7/31/2016	$9,739	$10,262	$10,666
8/31/2016	$9,816	$10,292	$10,654
9/30/2016	$9,981	$10,407	$10,648
10/31/2016	$9,750	$10,235	$10,566
11/30/2016	$10,110	$10,469	$10,316
12/31/2016	$10,215	$10,626	$10,331
1/31/2017	$10,572	$10,910	$10,351
2/28/2017	$10,747	$11,118	$10,421
3/31/2017	$10,867	$11,189	$10,415
4/30/2017	$10,954	$11,313	$10,496
5/31/2017	$11,068	$11,392	$10,576
6/30/2017	$11,155	$11,464	$10,566
7/31/2017	$11,366	$11,696	$10,611
8/31/2017	$11,436	$11,739	$10,706
9/30/2017	$11,595	$11,896	$10,655
10/31/2017	$11,842	$12,091	$10,662
11/30/2017	$11,895	$12,106	$10,648
12/31/2017	$11,880	$12,082	$10,697
1/31/2018	$12,245	$12,456	$10,574
2/28/2018	$12,013	$12,315	$10,473
3/31/2018	$12,019	$12,372	$10,540
4/30/2018	$11,965	$12,346	$10,462
5/31/2018	$12,367	$12,784	$10,537
6/30/2018	$12,320	$12,838	$10,524
7/31/2018	$12,275	$12,921	$10,526
8/31/2018	$12,866	$13,375	$10,594
9/30/2018	$12,925	$13,342	$10,526
10/31/2018	$11,913	$12,535	$10,443
11/30/2018	$11,975	$12,695	$10,505
12/31/2018	$11,428	$12,100	$10,698
1/31/2019	$12,218	$12,942	$10,812
2/28/2019	$12,666	$13,341	$10,805
3/31/2019	$12,709	$13,341	$11,013
4/30/2019	$13,072	$13,699	$11,016
5/31/2019	$12,642	$13,251	$11,211
6/30/2019	$13,298	$13,855	$11,352
7/31/2019	$13,538	$14,091	$11,377
8/31/2019	$13,528	$13,917	$11,672
9/30/2019	$13,246	$13,877	$11,610
10/31/2019	$13,457	$14,096	$11,645
11/30/2019	$13,823	$14,540	$11,639
12/31/2019	$14,216	$14,901	$11,630
1/31/2020	$14,786	$15,320	$11,854
2/29/2020	$14,735	$14,888	$12,068
3/31/2020	$13,098	$12,872	$11,997
4/30/2020	$14,523	$14,299	$12,210
5/31/2020	$15,718	$15,265	$12,267
6/30/2020	$16,633	$15,981	$12,344
7/31/2020	$17,965	$17,140	$12,528
8/31/2020	$19,681	$18,608	$12,427
9/30/2020	$19,321	$18,207	$12,420
10/31/2020	$19,248	$18,058	$12,365
11/30/2020	$21,748	$20,354	$12,486
12/31/2020	$23,255	$21,789	$12,504
1/31/2021	$23,976	$22,450	$12,414
2/28/2021	$24,804	$23,141	$12,235
3/31/2021	$23,592	$22,413	$12,082
4/30/2021	$23,964	$22,992	$12,177
5/31/2021	$23,352	$22,604	$12,217
6/30/2021	$23,504	$23,292	$12,303
7/31/2021	$23,420	$23,143	$12,440
8/31/2021	$23,816	$23,572	$12,417
9/30/2021	$23,516	$23,178	$12,309
10/31/2021	$24,285	$24,008	$12,306
11/30/2021	$23,612	$23,156	$12,342
12/31/2021	$23,423	$23,171	$12,311
1/31/2022	$21,485	$21,653	$12,045
2/28/2022	$21,329	$21,659	$11,911
3/31/2022	$21,622	$21,918	$11,580
4/30/2022	$19,751	$20,363	$11,141
5/31/2022	$19,043	$19,705	$11,213
6/30/2022	$18,123	$18,488	$11,037
7/31/2022	$19,131	$19,544	$11,306
8/31/2022	$19,245	$19,724	$10,987
9/30/2022	$18,044	$18,553	$10,512
10/31/2022	$18,273	$19,158	$10,376
11/30/2022	$18,501	$19,463	$10,758
12/31/2022	$17,914	$18,855	$10,709
1/31/2023	$18,564	$19,951	$11,039
2/28/2023	$18,275	$19,694	$10,753
3/31/2023	$18,271	$19,567	$11,026
4/30/2023	$17,981	$19,300	$11,093
5/31/2023	$18,010	$19,472	$10,972
6/30/2023	$18,632	$20,489	$10,933
7/31/2023	$18,763	$21,050	$10,926
8/31/2023	$18,268	$20,508	$10,856
9/30/2023	$18,086	$19,978	$10,580
10/31/2023	$17,224	$19,100	$10,413
11/30/2023	$18,261	$20,096	$10,884
12/31/2023	$19,134	$21,316	$11,301
1/31/2024	$19,193	$21,070	$11,270
2/29/2024	$19,487	$21,325	$11,111
3/31/2024	$19,991	$21,822	$11,213
4/30/2024	$19,520	$21,067	$10,930
5/31/2024	$19,903	$21,581	$11,116
6/30/2024	$20,047	$21,785	$11,221
7/31/2024	$20,165	$22,207	$11,483
8/31/2024	$20,461	$22,500	$11,648
9/30/2024	$20,899	$22,940	$11,804
10/31/2024	$20,885	$23,135	$11,511
11/30/2024	$22,532	$24,703	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	23.39%	10.27%	8.46%
ICE BofA All US Convertibles Index	22.92%	11.18%	9.47%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LCFPX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1407-P

01/25

Class R2

LBCQX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$166	1.49%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.25%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,900	$9,919	$10,009
1/31/2015	$9,810	$9,842	$10,219
2/28/2015	$10,211	$10,251	$10,123
3/31/2015	$10,134	$10,218	$10,170
4/30/2015	$10,257	$10,294	$10,134
5/31/2015	$10,413	$10,528	$10,109
6/30/2015	$10,059	$10,275	$9,999
7/31/2015	$9,911	$10,239	$10,069
8/31/2015	$9,427	$9,870	$10,054
9/30/2015	$9,084	$9,541	$10,122
10/31/2015	$9,364	$9,895	$10,124
11/30/2015	$9,290	$9,820	$10,097
12/31/2015	$9,059	$9,622	$10,064
1/31/2016	$8,472	$9,029	$10,203
2/29/2016	$8,472	$9,052	$10,275
3/31/2016	$8,913	$9,472	$10,370
4/30/2016	$9,022	$9,610	$10,409
5/31/2016	$9,149	$9,774	$10,412
6/30/2016	$9,201	$9,816	$10,599
7/31/2016	$9,685	$10,262	$10,666
8/31/2016	$9,753	$10,292	$10,654
9/30/2016	$9,912	$10,407	$10,648
10/31/2016	$9,682	$10,235	$10,566
11/30/2016	$10,040	$10,469	$10,316
12/31/2016	$10,142	$10,626	$10,331
1/31/2017	$10,506	$10,910	$10,351
2/28/2017	$10,679	$11,118	$10,421
3/31/2017	$10,794	$11,189	$10,415
4/30/2017	$10,872	$11,313	$10,496
5/31/2017	$10,985	$11,392	$10,576
6/30/2017	$11,064	$11,464	$10,566
7/31/2017	$11,283	$11,696	$10,611
8/31/2017	$11,352	$11,739	$10,706
9/30/2017	$11,507	$11,896	$10,655
10/31/2017	$11,752	$12,091	$10,662
11/30/2017	$11,795	$12,106	$10,648
12/31/2017	$11,783	$12,082	$10,697
1/31/2018	$12,146	$12,456	$10,574
2/28/2018	$11,916	$12,315	$10,473
3/31/2018	$11,914	$12,372	$10,540
4/30/2018	$11,861	$12,346	$10,462
5/31/2018	$12,260	$12,784	$10,537
6/30/2018	$12,209	$12,838	$10,524
7/31/2018	$12,164	$12,921	$10,526
8/31/2018	$12,750	$13,375	$10,594
9/30/2018	$12,805	$13,342	$10,526
10/31/2018	$11,801	$12,535	$10,443
11/30/2018	$11,863	$12,695	$10,505
12/31/2018	$11,315	$12,100	$10,698
1/31/2019	$12,098	$12,942	$10,812
2/28/2019	$12,541	$13,341	$10,805
3/31/2019	$12,589	$13,341	$11,013
4/30/2019	$12,939	$13,699	$11,016
5/31/2019	$12,513	$13,251	$11,211
6/30/2019	$13,166	$13,855	$11,352
7/31/2019	$13,394	$14,091	$11,377
8/31/2019	$13,385	$13,917	$11,672
9/30/2019	$13,104	$13,877	$11,610
10/31/2019	$13,303	$14,096	$11,645
11/30/2019	$13,674	$14,540	$11,639
12/31/2019	$14,059	$14,901	$11,630
1/31/2020	$14,623	$15,320	$11,854
2/29/2020	$14,572	$14,888	$12,068
3/31/2020	$12,945	$12,872	$11,997
4/30/2020	$14,352	$14,299	$12,210
5/31/2020	$15,523	$15,265	$12,267
6/30/2020	$16,442	$15,981	$12,344
7/31/2020	$17,747	$17,140	$12,528
8/31/2020	$19,442	$18,608	$12,427
9/30/2020	$19,090	$18,207	$12,420
10/31/2020	$19,008	$18,058	$12,365
11/30/2020	$21,476	$20,354	$12,486
12/31/2020	$22,959	$21,789	$12,504
1/31/2021	$23,670	$22,450	$12,414
2/28/2021	$24,488	$23,141	$12,235
3/31/2021	$23,288	$22,413	$12,082
4/30/2021	$23,656	$22,992	$12,177
5/31/2021	$23,051	$22,604	$12,217
6/30/2021	$23,182	$23,292	$12,303
7/31/2021	$23,099	$23,143	$12,440
8/31/2021	$23,490	$23,572	$12,417
9/30/2021	$23,192	$23,178	$12,309
10/31/2021	$23,951	$24,008	$12,306
11/30/2021	$23,287	$23,156	$12,342
12/31/2021	$23,103	$23,171	$12,311
1/31/2022	$21,177	$21,653	$12,045
2/28/2022	$21,023	$21,659	$11,911
3/31/2022	$21,303	$21,918	$11,580
4/30/2022	$19,458	$20,363	$11,141
5/31/2022	$18,759	$19,705	$11,213
6/30/2022	$17,845	$18,488	$11,037
7/31/2022	$18,839	$19,544	$11,306
8/31/2022	$18,951	$19,724	$10,987
9/30/2022	$17,761	$18,553	$10,512
10/31/2022	$17,986	$19,158	$10,376
11/30/2022	$18,211	$19,463	$10,758
12/31/2022	$17,640	$18,855	$10,709
1/31/2023	$18,266	$19,951	$11,039
2/28/2023	$17,981	$19,694	$10,753
3/31/2023	$17,985	$19,567	$11,026
4/30/2023	$17,699	$19,300	$11,093
5/31/2023	$17,728	$19,472	$10,972
6/30/2023	$18,320	$20,489	$10,933
7/31/2023	$18,449	$21,050	$10,926
8/31/2023	$17,976	$20,508	$10,856
9/30/2023	$17,775	$19,978	$10,580
10/31/2023	$16,926	$19,100	$10,413
11/30/2023	$17,947	$20,096	$10,884
12/31/2023	$18,800	$21,316	$11,301
1/31/2024	$18,857	$21,070	$11,270
2/29/2024	$19,161	$21,325	$11,111
3/31/2024	$19,651	$21,822	$11,213
4/30/2024	$19,174	$21,067	$10,930
5/31/2024	$19,550	$21,581	$11,116
6/30/2024	$19,685	$21,785	$11,221
7/31/2024	$19,801	$22,207	$11,483
8/31/2024	$20,092	$22,500	$11,648
9/30/2024	$20,515	$22,940	$11,804
10/31/2024	$20,500	$23,135	$11,511
11/30/2024	$22,120	$24,703	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	23.25%	10.10%	8.26%
ICE BofA All US Convertibles Index	22.92%	11.18%	9.47%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LBCQX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1046-R2

01/25

Class R3

LCFRX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$155	1.39%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.29%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,900	$9,919	$10,009
1/31/2015	$9,817	$9,842	$10,219
2/28/2015	$10,215	$10,251	$10,123
3/31/2015	$10,136	$10,218	$10,170
4/30/2015	$10,260	$10,294	$10,134
5/31/2015	$10,419	$10,528	$10,109
6/30/2015	$10,071	$10,275	$9,999
7/31/2015	$9,921	$10,239	$10,069
8/31/2015	$9,437	$9,870	$10,054
9/30/2015	$9,091	$9,541	$10,122
10/31/2015	$9,376	$9,895	$10,124
11/30/2015	$9,300	$9,820	$10,097
12/31/2015	$9,070	$9,622	$10,064
1/31/2016	$8,480	$9,029	$10,203
2/29/2016	$8,488	$9,052	$10,275
3/31/2016	$8,931	$9,472	$10,370
4/30/2016	$9,034	$9,610	$10,409
5/31/2016	$9,172	$9,774	$10,412
6/30/2016	$9,219	$9,816	$10,599
7/31/2016	$9,703	$10,262	$10,666
8/31/2016	$9,781	$10,292	$10,654
9/30/2016	$9,939	$10,407	$10,648
10/31/2016	$9,704	$10,235	$10,566
11/30/2016	$10,069	$10,469	$10,316
12/31/2016	$10,175	$10,626	$10,331
1/31/2017	$10,529	$10,910	$10,351
2/28/2017	$10,706	$11,118	$10,421
3/31/2017	$10,827	$11,189	$10,415
4/30/2017	$10,906	$11,313	$10,496
5/31/2017	$11,022	$11,392	$10,576
6/30/2017	$11,102	$11,464	$10,566
7/31/2017	$11,324	$11,696	$10,611
8/31/2017	$11,387	$11,739	$10,706
9/30/2017	$11,548	$11,896	$10,655
10/31/2017	$11,789	$12,091	$10,662
11/30/2017	$11,843	$12,106	$10,648
12/31/2017	$11,825	$12,082	$10,697
1/31/2018	$12,195	$12,456	$10,574
2/28/2018	$11,960	$12,315	$10,473
3/31/2018	$11,964	$12,372	$10,540
4/30/2018	$11,918	$12,346	$10,462
5/31/2018	$12,317	$12,784	$10,537
6/30/2018	$12,260	$12,838	$10,524
7/31/2018	$12,224	$12,921	$10,526
8/31/2018	$12,805	$13,375	$10,594
9/30/2018	$12,865	$13,342	$10,526
10/31/2018	$11,856	$12,535	$10,443
11/30/2018	$11,920	$12,695	$10,505
12/31/2018	$11,373	$12,100	$10,698
1/31/2019	$12,156	$12,942	$10,812
2/28/2019	$12,601	$13,341	$10,805
3/31/2019	$12,653	$13,341	$11,013
4/30/2019	$13,003	$13,699	$11,016
5/31/2019	$12,575	$13,251	$11,211
6/30/2019	$13,231	$13,855	$11,352
7/31/2019	$13,474	$14,091	$11,377
8/31/2019	$13,465	$13,917	$11,672
9/30/2019	$13,176	$13,877	$11,610
10/31/2019	$13,381	$14,096	$11,645
11/30/2019	$13,752	$14,540	$11,639
12/31/2019	$14,140	$14,901	$11,630
1/31/2020	$14,710	$15,320	$11,854
2/29/2020	$14,657	$14,888	$12,068
3/31/2020	$13,032	$12,872	$11,997
4/30/2020	$14,437	$14,299	$12,210
5/31/2020	$15,632	$15,265	$12,267
6/30/2020	$16,550	$15,981	$12,344
7/31/2020	$17,872	$17,140	$12,528
8/31/2020	$19,565	$18,608	$12,427
9/30/2020	$19,219	$18,207	$12,420
10/31/2020	$19,145	$18,058	$12,365
11/30/2020	$21,625	$20,354	$12,486
12/31/2020	$23,126	$21,789	$12,504
1/31/2021	$23,837	$22,450	$12,414
2/28/2021	$24,658	$23,141	$12,235
3/31/2021	$23,449	$22,413	$12,082
4/30/2021	$23,829	$22,992	$12,177
5/31/2021	$23,216	$22,604	$12,217
6/30/2021	$23,357	$23,292	$12,303
7/31/2021	$23,272	$23,143	$12,440
8/31/2021	$23,664	$23,572	$12,417
9/30/2021	$23,369	$23,178	$12,309
10/31/2021	$24,143	$24,008	$12,306
11/30/2021	$23,468	$23,156	$12,342
12/31/2021	$23,285	$23,171	$12,311
1/31/2022	$21,354	$21,653	$12,045
2/28/2022	$21,180	$21,659	$11,911
3/31/2022	$21,476	$21,918	$11,580
4/30/2022	$19,629	$20,363	$11,141
5/31/2022	$18,917	$19,705	$11,213
6/30/2022	$17,998	$18,488	$11,037
7/31/2022	$19,004	$19,544	$11,306
8/31/2022	$19,120	$19,724	$10,987
9/30/2022	$17,915	$18,553	$10,512
10/31/2022	$18,149	$19,158	$10,376
11/30/2022	$18,369	$19,463	$10,758
12/31/2022	$17,794	$18,855	$10,709
1/31/2023	$18,432	$19,951	$11,039
2/28/2023	$18,150	$19,694	$10,753
3/31/2023	$18,145	$19,567	$11,026
4/30/2023	$17,861	$19,300	$11,093
5/31/2023	$17,891	$19,472	$10,972
6/30/2023	$18,498	$20,489	$10,933
7/31/2023	$18,632	$21,050	$10,926
8/31/2023	$18,139	$20,508	$10,856
9/30/2023	$17,950	$19,978	$10,580
10/31/2023	$17,095	$19,100	$10,413
11/30/2023	$18,130	$20,096	$10,884
12/31/2023	$18,978	$21,316	$11,301
1/31/2024	$19,054	$21,070	$11,270
2/29/2024	$19,355	$21,325	$11,111
3/31/2024	$19,841	$21,822	$11,213
4/30/2024	$19,372	$21,067	$10,930
5/31/2024	$19,765	$21,581	$11,116
6/30/2024	$19,895	$21,785	$11,221
7/31/2024	$20,002	$22,207	$11,483
8/31/2024	$20,305	$22,500	$11,648
9/30/2024	$20,738	$22,940	$11,804
10/31/2024	$20,723	$23,135	$11,511
11/30/2024	$22,353	$24,703	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	23.29%	10.20%	8.38%
ICE BofA All US Convertibles Index	22.92%	11.18%	9.47%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LCFRX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-2052-R3

01/25

Class R4

LCFSX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$129	1.15%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.65%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,860	$9,965	$10,070
8/31/2015	$9,381	$9,606	$10,055
9/30/2015	$9,036	$9,286	$10,123
10/31/2015	$9,318	$9,631	$10,125
11/30/2015	$9,244	$9,557	$10,098
12/31/2015	$9,021	$9,365	$10,065
1/31/2016	$8,437	$8,788	$10,204
2/29/2016	$8,445	$8,810	$10,276
3/31/2016	$8,889	$9,219	$10,371
4/30/2016	$8,991	$9,353	$10,410
5/31/2016	$9,128	$9,513	$10,413
6/30/2016	$9,181	$9,554	$10,600
7/31/2016	$9,661	$9,988	$10,667
8/31/2016	$9,738	$10,017	$10,655
9/30/2016	$9,903	$10,129	$10,649
10/31/2016	$9,670	$9,961	$10,567
11/30/2016	$10,032	$10,189	$10,317
12/31/2016	$10,135	$10,342	$10,332
1/31/2017	$10,504	$10,618	$10,352
2/28/2017	$10,679	$10,820	$10,422
3/31/2017	$10,797	$10,890	$10,416
4/30/2017	$10,885	$11,010	$10,497
5/31/2017	$10,991	$11,087	$10,577
6/30/2017	$11,084	$11,158	$10,567
7/31/2017	$11,297	$11,383	$10,612
8/31/2017	$11,368	$11,425	$10,707
9/30/2017	$11,526	$11,578	$10,656
10/31/2017	$11,775	$11,768	$10,663
11/30/2017	$11,828	$11,782	$10,649
12/31/2017	$11,817	$11,759	$10,698
1/31/2018	$12,186	$12,123	$10,575
2/28/2018	$11,952	$11,986	$10,474
3/31/2018	$11,964	$12,041	$10,542
4/30/2018	$11,909	$12,016	$10,463
5/31/2018	$12,315	$12,442	$10,538
6/30/2018	$12,265	$12,495	$10,525
7/31/2018	$12,220	$12,575	$10,527
8/31/2018	$12,817	$13,018	$10,595
9/30/2018	$12,875	$12,986	$10,527
10/31/2018	$11,869	$12,200	$10,444
11/30/2018	$11,932	$12,355	$10,506
12/31/2018	$11,393	$11,777	$10,699
1/31/2019	$12,175	$12,597	$10,813
2/28/2019	$12,628	$12,985	$10,806
3/31/2019	$12,678	$12,984	$11,014
4/30/2019	$13,037	$13,333	$11,017
5/31/2019	$12,611	$12,897	$11,212
6/30/2019	$13,272	$13,485	$11,353
7/31/2019	$13,506	$13,715	$11,378
8/31/2019	$13,506	$13,545	$11,673
9/30/2019	$13,217	$13,506	$11,611
10/31/2019	$13,432	$13,719	$11,646
11/30/2019	$13,803	$14,151	$11,640
12/31/2019	$14,198	$14,503	$11,632
1/31/2020	$14,767	$14,911	$11,855
2/29/2020	$14,715	$14,490	$12,069
3/31/2020	$13,085	$12,528	$11,998
4/30/2020	$14,512	$13,917	$12,211
5/31/2020	$15,706	$14,857	$12,268
6/30/2020	$16,631	$15,554	$12,345
7/31/2020	$17,965	$16,682	$12,530
8/31/2020	$19,680	$18,111	$12,428
9/30/2020	$19,323	$17,720	$12,422
10/31/2020	$19,259	$17,575	$12,366
11/30/2020	$21,762	$19,810	$12,488
12/31/2020	$23,269	$21,206	$12,505
1/31/2021	$23,993	$21,850	$12,415
2/28/2021	$24,827	$22,522	$12,236
3/31/2021	$23,617	$21,814	$12,083
4/30/2021	$23,997	$22,377	$12,178
5/31/2021	$23,396	$22,000	$12,218
6/30/2021	$23,539	$22,669	$12,304
7/31/2021	$23,466	$22,524	$12,442
8/31/2021	$23,859	$22,942	$12,418
9/30/2021	$23,568	$22,558	$12,310
10/31/2021	$24,343	$23,367	$12,307
11/30/2021	$23,678	$22,537	$12,344
12/31/2021	$23,498	$22,552	$12,312
1/31/2022	$21,548	$21,074	$12,047
2/28/2022	$21,388	$21,080	$11,912
3/31/2022	$21,685	$21,332	$11,581
4/30/2022	$19,818	$19,818	$11,142
5/31/2022	$19,104	$19,178	$11,214
6/30/2022	$18,181	$17,994	$11,038
7/31/2022	$19,205	$19,021	$11,307
8/31/2022	$19,322	$19,197	$10,988
9/30/2022	$18,123	$18,057	$10,513
10/31/2022	$18,343	$18,646	$10,377
11/30/2022	$18,578	$18,943	$10,759
12/31/2022	$17,997	$18,351	$10,710
1/31/2023	$18,653	$19,418	$11,040
2/28/2023	$18,370	$19,168	$10,754
3/31/2023	$18,375	$19,044	$11,027
4/30/2023	$18,091	$18,784	$11,094
5/31/2023	$18,121	$18,951	$10,973
6/30/2023	$18,728	$19,941	$10,934
7/31/2023	$18,878	$20,488	$10,927
8/31/2023	$18,381	$19,960	$10,857
9/30/2023	$18,203	$19,444	$10,581
10/31/2023	$17,328	$18,590	$10,414
11/30/2023	$18,384	$19,559	$10,886
12/31/2023	$19,250	$20,746	$11,302
1/31/2024	$19,326	$20,507	$11,271
2/29/2024	$19,629	$20,755	$11,112
3/31/2024	$20,143	$21,239	$11,215
4/30/2024	$19,656	$20,504	$10,931
5/31/2024	$20,067	$21,004	$11,117
6/30/2024	$20,211	$21,203	$11,222
7/31/2024	$20,318	$21,613	$11,484
8/31/2024	$20,624	$21,899	$11,649
9/30/2024	$21,073	$22,327	$11,805
10/31/2024	$21,057	$22,516	$11,512
11/30/2024	$22,733	$24,043	$11,634

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	23.65%	10.49%	9.11%
ICE BofA All US Convertibles Index	22.92%	11.18%	9.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LCFSX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8704-R4

01/25

Class R5

LCFTX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$100	0.89%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.99%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,860	$9,965	$10,070
8/31/2015	$9,383	$9,606	$10,055
9/30/2015	$9,046	$9,286	$10,123
10/31/2015	$9,327	$9,631	$10,125
11/30/2015	$9,253	$9,557	$10,098
12/31/2015	$9,037	$9,365	$10,065
1/31/2016	$8,454	$8,788	$10,204
2/29/2016	$8,454	$8,810	$10,276
3/31/2016	$8,902	$9,219	$10,371
4/30/2016	$9,012	$9,353	$10,410
5/31/2016	$9,148	$9,513	$10,413
6/30/2016	$9,207	$9,554	$10,600
7/31/2016	$9,686	$9,988	$10,667
8/31/2016	$9,771	$10,017	$10,655
9/30/2016	$9,931	$10,129	$10,649
10/31/2016	$9,708	$9,961	$10,567
11/30/2016	$10,069	$10,189	$10,317
12/31/2016	$10,178	$10,342	$10,332
1/31/2017	$10,546	$10,618	$10,352
2/28/2017	$10,722	$10,820	$10,422
3/31/2017	$10,846	$10,890	$10,416
4/30/2017	$10,934	$11,010	$10,497
5/31/2017	$11,049	$11,087	$10,577
6/30/2017	$11,140	$11,158	$10,567
7/31/2017	$11,361	$11,383	$10,612
8/31/2017	$11,432	$11,425	$10,707
9/30/2017	$11,597	$11,578	$10,656
10/31/2017	$11,846	$11,768	$10,663
11/30/2017	$11,899	$11,782	$10,649
12/31/2017	$11,896	$11,759	$10,698
1/31/2018	$12,265	$12,123	$10,575
2/28/2018	$12,031	$11,986	$10,474
3/31/2018	$12,041	$12,041	$10,542
4/30/2018	$11,996	$12,016	$10,463
5/31/2018	$12,403	$12,442	$10,538
6/30/2018	$12,358	$12,495	$10,525
7/31/2018	$12,322	$12,575	$10,527
8/31/2018	$12,920	$13,018	$10,595
9/30/2018	$12,985	$12,986	$10,527
10/31/2018	$11,967	$12,200	$10,444
11/30/2018	$12,031	$12,355	$10,506
12/31/2018	$11,488	$11,777	$10,699
1/31/2019	$12,282	$12,597	$10,813
2/28/2019	$12,746	$12,985	$10,806
3/31/2019	$12,795	$12,984	$11,014
4/30/2019	$13,164	$13,333	$11,017
5/31/2019	$12,736	$12,897	$11,212
6/30/2019	$13,399	$13,485	$11,353
7/31/2019	$13,653	$13,715	$11,378
8/31/2019	$13,643	$13,545	$11,673
9/30/2019	$13,361	$13,506	$11,611
10/31/2019	$13,577	$13,719	$11,646
11/30/2019	$13,960	$14,151	$11,640
12/31/2019	$14,365	$14,503	$11,632
1/31/2020	$14,938	$14,911	$11,855
2/29/2020	$14,896	$14,490	$12,069
3/31/2020	$13,248	$12,528	$11,998
4/30/2020	$14,684	$13,917	$12,211
5/31/2020	$15,907	$14,857	$12,268
6/30/2020	$16,837	$15,554	$12,345
7/31/2020	$18,191	$16,682	$12,530
8/31/2020	$19,938	$18,111	$12,428
9/30/2020	$19,579	$17,720	$12,422
10/31/2020	$19,515	$17,575	$12,366
11/30/2020	$22,057	$19,810	$12,488
12/31/2020	$23,594	$21,206	$12,505
1/31/2021	$24,335	$21,850	$12,415
2/28/2021	$25,187	$22,522	$12,236
3/31/2021	$23,958	$21,814	$12,083
4/30/2021	$24,354	$22,377	$12,178
5/31/2021	$23,736	$22,000	$12,218
6/30/2021	$23,894	$22,669	$12,304
7/31/2021	$23,820	$22,524	$12,442
8/31/2021	$24,229	$22,942	$12,418
9/30/2021	$23,936	$22,558	$12,310
10/31/2021	$24,731	$23,367	$12,307
11/30/2021	$24,060	$22,537	$12,344
12/31/2021	$23,875	$22,552	$12,312
1/31/2022	$21,896	$21,074	$12,047
2/28/2022	$21,750	$21,080	$11,912
3/31/2022	$22,063	$21,332	$11,581
4/30/2022	$20,167	$19,818	$11,142
5/31/2022	$19,446	$19,178	$11,214
6/30/2022	$18,500	$17,994	$11,038
7/31/2022	$19,547	$19,021	$11,307
8/31/2022	$19,680	$19,197	$10,988
9/30/2022	$18,455	$18,057	$10,513
10/31/2022	$18,693	$18,646	$10,377
11/30/2022	$18,930	$18,943	$10,759
12/31/2022	$18,341	$18,351	$10,710
1/31/2023	$19,003	$19,418	$11,040
2/28/2023	$18,717	$19,168	$10,754
3/31/2023	$18,720	$19,044	$11,027
4/30/2023	$18,433	$18,784	$11,094
5/31/2023	$18,478	$18,951	$10,973
6/30/2023	$19,103	$19,941	$10,934
7/31/2023	$19,255	$20,488	$10,927
8/31/2023	$18,768	$19,960	$10,857
9/30/2023	$18,569	$19,444	$10,581
10/31/2023	$17,698	$18,590	$10,414
11/30/2023	$18,767	$19,559	$10,886
12/31/2023	$19,669	$20,746	$11,302
1/31/2024	$19,746	$20,507	$11,271
2/29/2024	$20,053	$20,755	$11,112
3/31/2024	$20,588	$21,239	$11,215
4/30/2024	$20,095	$20,504	$10,931
5/31/2024	$20,511	$21,004	$11,117
6/30/2024	$20,654	$21,203	$11,222
7/31/2024	$20,778	$21,613	$11,484
8/31/2024	$21,104	$21,899	$11,649
9/30/2024	$21,556	$22,327	$11,805
10/31/2024	$21,556	$22,516	$11,512
11/30/2024	$23,270	$24,043	$11,634

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	23.99%	10.76%	9.38%
ICE BofA All US Convertibles Index	22.92%	11.18%	9.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LCFTX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8736-R5

01/25

Class R6

LCFVX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Convertible Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$91	0.81%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 24.02%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 22.92% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA All US Convertibles Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Natera, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Bill Holdings, Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an allocation to Rivian Automotive, Inc.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	ICE BofA All US Convertibles Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,860	$9,965	$10,070
8/31/2015	$9,383	$9,606	$10,055
9/30/2015	$9,046	$9,286	$10,123
10/31/2015	$9,327	$9,631	$10,125
11/30/2015	$9,253	$9,557	$10,098
12/31/2015	$9,037	$9,365	$10,065
1/31/2016	$8,454	$8,788	$10,204
2/29/2016	$8,454	$8,810	$10,276
3/31/2016	$8,902	$9,219	$10,371
4/30/2016	$9,012	$9,353	$10,410
5/31/2016	$9,148	$9,513	$10,413
6/30/2016	$9,207	$9,554	$10,600
7/31/2016	$9,695	$9,988	$10,667
8/31/2016	$9,772	$10,017	$10,655
9/30/2016	$9,940	$10,129	$10,649
10/31/2016	$9,708	$9,961	$10,567
11/30/2016	$10,078	$10,189	$10,317
12/31/2016	$10,187	$10,342	$10,332
1/31/2017	$10,547	$10,618	$10,352
2/28/2017	$10,731	$10,820	$10,422
3/31/2017	$10,855	$10,890	$10,416
4/30/2017	$10,943	$11,010	$10,497
5/31/2017	$11,058	$11,087	$10,577
6/30/2017	$11,149	$11,158	$10,567
7/31/2017	$11,371	$11,383	$10,612
8/31/2017	$11,441	$11,425	$10,707
9/30/2017	$11,606	$11,578	$10,656
10/31/2017	$11,855	$11,768	$10,663
11/30/2017	$11,909	$11,782	$10,649
12/31/2017	$11,905	$11,759	$10,698
1/31/2018	$12,274	$12,123	$10,575
2/28/2018	$12,040	$11,986	$10,474
3/31/2018	$12,059	$12,041	$10,542
4/30/2018	$12,014	$12,016	$10,463
5/31/2018	$12,421	$12,442	$10,538
6/30/2018	$12,369	$12,495	$10,525
7/31/2018	$12,333	$12,575	$10,527
8/31/2018	$12,932	$13,018	$10,595
9/30/2018	$12,997	$12,986	$10,527
10/31/2018	$11,979	$12,200	$10,444
11/30/2018	$12,051	$12,355	$10,506
12/31/2018	$11,509	$11,777	$10,699
1/31/2019	$12,303	$12,597	$10,813
2/28/2019	$12,758	$12,985	$10,806
3/31/2019	$12,816	$12,984	$11,014
4/30/2019	$13,185	$13,333	$11,017
5/31/2019	$12,757	$12,897	$11,212
6/30/2019	$13,420	$13,485	$11,353
7/31/2019	$13,674	$13,715	$11,378
8/31/2019	$13,674	$13,545	$11,673
9/30/2019	$13,382	$13,506	$11,611
10/31/2019	$13,598	$13,719	$11,646
11/30/2019	$13,981	$14,151	$11,640
12/31/2019	$14,387	$14,503	$11,632
1/31/2020	$14,959	$14,911	$11,855
2/29/2020	$14,917	$14,490	$12,069
3/31/2020	$13,270	$12,528	$11,998
4/30/2020	$14,716	$13,917	$12,211
5/31/2020	$15,928	$14,857	$12,268
6/30/2020	$16,870	$15,554	$12,345
7/31/2020	$18,223	$16,682	$12,530
8/31/2020	$19,971	$18,111	$12,428
9/30/2020	$19,623	$17,720	$12,422
10/31/2020	$19,559	$17,575	$12,366
11/30/2020	$22,101	$19,810	$12,488
12/31/2020	$23,649	$21,206	$12,505
1/31/2021	$24,389	$21,850	$12,415
2/28/2021	$25,241	$22,522	$12,236
3/31/2021	$24,013	$21,814	$12,083
4/30/2021	$24,409	$22,377	$12,178
5/31/2021	$23,791	$22,000	$12,218
6/30/2021	$23,950	$22,669	$12,304
7/31/2021	$23,876	$22,524	$12,442
8/31/2021	$24,284	$22,942	$12,418
9/30/2021	$23,992	$22,558	$12,310
10/31/2021	$24,799	$23,367	$12,307
11/30/2021	$24,116	$22,537	$12,344
12/31/2021	$23,944	$22,552	$12,312
1/31/2022	$21,967	$21,074	$12,047
2/28/2022	$21,806	$21,080	$11,912
3/31/2022	$22,119	$21,332	$11,581
4/30/2022	$20,224	$19,818	$11,142
5/31/2022	$19,504	$19,178	$11,214
6/30/2022	$18,559	$17,994	$11,038
7/31/2022	$19,605	$19,021	$11,307
8/31/2022	$19,738	$19,197	$10,988
9/30/2022	$18,515	$18,057	$10,513
10/31/2022	$18,752	$18,646	$10,377
11/30/2022	$18,989	$18,943	$10,759
12/31/2022	$18,400	$18,351	$10,710
1/31/2023	$19,077	$19,418	$11,040
2/28/2023	$18,791	$19,168	$10,754
3/31/2023	$18,794	$19,044	$11,027
4/30/2023	$18,507	$18,784	$11,094
5/31/2023	$18,553	$18,951	$10,973
6/30/2023	$19,192	$19,941	$10,934
7/31/2023	$19,329	$20,488	$10,927
8/31/2023	$18,842	$19,960	$10,857
9/30/2023	$18,643	$19,444	$10,581
10/31/2023	$17,774	$18,590	$10,414
11/30/2023	$18,857	$19,559	$10,886
12/31/2023	$19,758	$20,746	$11,302
1/31/2024	$19,835	$20,507	$11,271
2/29/2024	$20,157	$20,755	$11,112
3/31/2024	$20,677	$21,239	$11,215
4/30/2024	$20,199	$20,504	$10,931
5/31/2024	$20,615	$21,004	$11,117
6/30/2024	$20,758	$21,203	$11,222
7/31/2024	$20,882	$21,613	$11,484
8/31/2024	$21,207	$21,899	$11,649
9/30/2024	$21,674	$22,327	$11,805
10/31/2024	$21,658	$22,516	$11,512
11/30/2024	$23,387	$24,043	$11,634

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	24.02%	10.84%	9.44%
ICE BofA All US Convertibles Index	22.92%	11.18%	9.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$593,000,393
# of Portfolio Holdings	81
Portfolio Turnover Rate	145%
Total Advisory Fees Paid	$4,064,008

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communications	20.81%
Consumer Cyclical	3.57%
Consumer Discretionary	4.75%
Consumer Non-cyclical	2.13%
Consumer Staples	6.65%
Financial	15.93%
Industrial	6.15%
Information Technology	1.70%
Technology	29.25%
Utilities	7.24%
Repurchase Agreements	1.82%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LCFVX

Lord Abbett Convertible Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8768-R6

01/25

Class A

LCRAX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	0.55%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.24%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance as interest rates fell over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$9,771	$10,000
12/31/2014	$9,783	$10,009
1/31/2015	$9,954	$10,219
2/28/2015	$9,878	$10,123
3/31/2015	$9,917	$10,170
4/30/2015	$9,884	$10,134
5/31/2015	$9,866	$10,109
6/30/2015	$9,752	$9,999
7/31/2015	$9,808	$10,069
8/31/2015	$9,766	$10,054
9/30/2015	$9,813	$10,122
10/31/2015	$9,814	$10,124
11/30/2015	$9,789	$10,097
12/31/2015	$9,730	$10,064
1/31/2016	$9,831	$10,203
2/29/2016	$9,869	$10,275
3/31/2016	$9,988	$10,370
4/30/2016	$10,044	$10,409
5/31/2016	$10,043	$10,412
6/30/2016	$10,225	$10,599
7/31/2016	$10,308	$10,666
8/31/2016	$10,299	$10,654
9/30/2016	$10,302	$10,648
10/31/2016	$10,231	$10,566
11/30/2016	$9,984	$10,316
12/31/2016	$9,994	$10,331
1/31/2017	$10,022	$10,351
2/28/2017	$10,087	$10,421
3/31/2017	$10,079	$10,415
4/30/2017	$10,154	$10,496
5/31/2017	$10,220	$10,576
6/30/2017	$10,212	$10,566
7/31/2017	$10,259	$10,611
8/31/2017	$10,345	$10,706
9/30/2017	$10,289	$10,655
10/31/2017	$10,298	$10,662
11/30/2017	$10,280	$10,648
12/31/2017	$10,319	$10,697
1/31/2018	$10,206	$10,574
2/28/2018	$10,122	$10,473
3/31/2018	$10,175	$10,540
4/30/2018	$10,096	$10,462
5/31/2018	$10,142	$10,537
6/30/2018	$10,141	$10,524
7/31/2018	$10,149	$10,526
8/31/2018	$10,205	$10,594
9/30/2018	$10,144	$10,526
10/31/2018	$10,065	$10,443
11/30/2018	$10,111	$10,505
12/31/2018	$10,275	$10,698
1/31/2019	$10,377	$10,812
2/28/2019	$10,371	$10,805
3/31/2019	$10,566	$11,013
4/30/2019	$10,571	$11,016
5/31/2019	$10,746	$11,211
6/30/2019	$10,871	$11,352
7/31/2019	$10,903	$11,377
8/31/2019	$11,161	$11,672
9/30/2019	$11,093	$11,610
10/31/2019	$11,112	$11,645
11/30/2019	$11,101	$11,639
12/31/2019	$11,080	$11,630
1/31/2020	$11,319	$11,854
2/29/2020	$11,509	$12,068
3/31/2020	$11,260	$11,997
4/30/2020	$11,454	$12,210
5/31/2020	$11,536	$12,267
6/30/2020	$11,668	$12,344
7/31/2020	$11,910	$12,528
8/31/2020	$11,827	$12,427
9/30/2020	$11,823	$12,420
10/31/2020	$11,775	$12,365
11/30/2020	$11,922	$12,486
12/31/2020	$11,958	$12,504
1/31/2021	$11,917	$12,414
2/28/2021	$11,770	$12,235
3/31/2021	$11,633	$12,082
4/30/2021	$11,729	$12,177
5/31/2021	$11,764	$12,217
6/30/2021	$11,863	$12,303
7/31/2021	$11,972	$12,440
8/31/2021	$11,953	$12,417
9/30/2021	$11,860	$12,309
10/31/2021	$11,852	$12,306
11/30/2021	$11,886	$12,342
12/31/2021	$11,852	$12,311
1/31/2022	$11,630	$12,045
2/28/2022	$11,506	$11,911
3/31/2022	$11,160	$11,580
4/30/2022	$10,781	$11,141
5/31/2022	$10,782	$11,213
6/30/2022	$10,579	$11,037
7/31/2022	$10,813	$11,306
8/31/2022	$10,539	$10,987
9/30/2022	$10,068	$10,512
10/31/2022	$9,936	$10,376
11/30/2022	$10,277	$10,758
12/31/2022	$10,234	$10,709
1/31/2023	$10,567	$11,039
2/28/2023	$10,312	$10,753
3/31/2023	$10,540	$11,026
4/30/2023	$10,599	$11,093
5/31/2023	$10,469	$10,972
6/30/2023	$10,450	$10,933
7/31/2023	$10,454	$10,926
8/31/2023	$10,391	$10,856
9/30/2023	$10,146	$10,580
10/31/2023	$9,992	$10,413
11/30/2023	$10,433	$10,884
12/31/2023	$10,808	$11,301
1/31/2024	$10,803	$11,270
2/29/2024	$10,657	$11,111
3/31/2024	$10,756	$11,213
4/30/2024	$10,505	$10,930
5/31/2024	$10,686	$11,116
6/30/2024	$10,786	$11,221
7/31/2024	$11,028	$11,483
8/31/2024	$11,188	$11,648
9/30/2024	$11,335	$11,804
10/31/2024	$11,065	$11,511
11/30/2024	$11,188	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	7.24%	0.16%	1.36%
Class A with sales charge	4.82%	(0.31%)	1.13%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,522,409,278
# of Portfolio Holdings	442
Portfolio Turnover Rate	449%
Total Advisory Fees Paid	$8,422,665

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.76%
Basic Materials	0.96%
Communications	1.32%
Consumer Discretionary	1.55%
Consumer Non-cyclical	0.60%
Consumer Staples	2.19%
Energy	2.62%
Financial	13.17%
Government	22.58%
Industrial	1.14%
Mortgage Securities	33.51%
Natural Gas	0.06%
Technology	1.15%
Utilities	4.74%
Repurchase Agreements	1.65%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LCRAX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-273-A

01/25

Class C

LCRCX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$122	1.18%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.48%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance as interest rates fell over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,007	$10,009
1/31/2015	$10,178	$10,219
2/28/2015	$10,095	$10,123
3/31/2015	$10,129	$10,170
4/30/2015	$10,089	$10,134
5/31/2015	$10,067	$10,109
6/30/2015	$9,945	$9,999
7/31/2015	$9,996	$10,069
8/31/2015	$9,948	$10,054
9/30/2015	$9,991	$10,122
10/31/2015	$9,986	$10,124
11/30/2015	$9,955	$10,097
12/31/2015	$9,890	$10,064
1/31/2016	$9,988	$10,203
2/29/2016	$10,021	$10,275
3/31/2016	$10,138	$10,370
4/30/2016	$10,189	$10,409
5/31/2016	$10,183	$10,412
6/30/2016	$10,363	$10,599
7/31/2016	$10,441	$10,666
8/31/2016	$10,427	$10,654
9/30/2016	$10,424	$10,648
10/31/2016	$10,347	$10,566
11/30/2016	$10,091	$10,316
12/31/2016	$10,095	$10,331
1/31/2017	$10,127	$10,351
2/28/2017	$10,179	$10,421
3/31/2017	$10,166	$10,415
4/30/2017	$10,237	$10,496
5/31/2017	$10,298	$10,576
6/30/2017	$10,284	$10,566
7/31/2017	$10,327	$10,611
8/31/2017	$10,408	$10,706
9/30/2017	$10,345	$10,655
10/31/2017	$10,350	$10,662
11/30/2017	$10,326	$10,648
12/31/2017	$10,359	$10,697
1/31/2018	$10,250	$10,574
2/28/2018	$10,151	$10,473
3/31/2018	$10,199	$10,540
4/30/2018	$10,114	$10,462
5/31/2018	$10,164	$10,537
6/30/2018	$10,148	$10,524
7/31/2018	$10,151	$10,526
8/31/2018	$10,201	$10,594
9/30/2018	$10,145	$10,526
10/31/2018	$10,050	$10,443
11/30/2018	$10,101	$10,505
12/31/2018	$10,250	$10,698
1/31/2019	$10,347	$10,812
2/28/2019	$10,336	$10,805
3/31/2019	$10,526	$11,013
4/30/2019	$10,526	$11,016
5/31/2019	$10,695	$11,211
6/30/2019	$10,814	$11,352
7/31/2019	$10,841	$11,377
8/31/2019	$11,092	$11,672
9/30/2019	$11,019	$11,610
10/31/2019	$11,032	$11,645
11/30/2019	$11,015	$11,639
12/31/2019	$10,988	$11,630
1/31/2020	$11,221	$11,854
2/29/2020	$11,404	$12,068
3/31/2020	$11,151	$11,997
4/30/2020	$11,338	$12,210
5/31/2020	$11,413	$12,267
6/30/2020	$11,538	$12,344
7/31/2020	$11,772	$12,528
8/31/2020	$11,683	$12,427
9/30/2020	$11,673	$12,420
10/31/2020	$11,620	$12,365
11/30/2020	$11,749	$12,486
12/31/2020	$11,788	$12,504
1/31/2021	$11,741	$12,414
2/28/2021	$11,589	$12,235
3/31/2021	$11,448	$12,082
4/30/2021	$11,537	$12,177
5/31/2021	$11,565	$12,217
6/30/2021	$11,646	$12,303
7/31/2021	$11,757	$12,440
8/31/2021	$11,732	$12,417
9/30/2021	$11,634	$12,309
10/31/2021	$11,619	$12,306
11/30/2021	$11,636	$12,342
12/31/2021	$11,608	$12,311
1/31/2022	$11,384	$12,045
2/28/2022	$11,256	$11,911
3/31/2022	$10,920	$11,580
4/30/2022	$10,543	$11,141
5/31/2022	$10,528	$11,213
6/30/2022	$10,334	$11,037
7/31/2022	$10,558	$11,306
8/31/2022	$10,284	$10,987
9/30/2022	$9,817	$10,512
10/31/2022	$9,683	$10,376
11/30/2022	$10,011	$10,758
12/31/2022	$9,953	$10,709
1/31/2023	$10,273	$11,039
2/28/2023	$10,019	$10,753
3/31/2023	$10,247	$11,026
4/30/2023	$10,300	$11,093
5/31/2023	$10,167	$10,972
6/30/2023	$10,133	$10,933
7/31/2023	$10,142	$10,926
8/31/2023	$10,075	$10,856
9/30/2023	$9,831	$10,580
10/31/2023	$9,676	$10,413
11/30/2023	$10,099	$10,884
12/31/2023	$10,459	$11,301
1/31/2024	$10,448	$11,270
2/29/2024	$10,301	$11,111
3/31/2024	$10,392	$11,213
4/30/2024	$10,143	$10,930
5/31/2024	$10,302	$11,116
6/30/2024	$10,393	$11,221
7/31/2024	$10,622	$11,483
8/31/2024	$10,782	$11,648
9/30/2024	$10,919	$11,804
10/31/2024	$10,651	$11,511
11/30/2024	$10,753	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	6.48%	(0.48%)	0.73%
Class C with sales charge	5.48%	(0.48%)	0.73%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,522,409,278
# of Portfolio Holdings	442
Portfolio Turnover Rate	449%
Total Advisory Fees Paid	$8,422,665

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.76%
Basic Materials	0.96%
Communications	1.32%
Consumer Discretionary	1.55%
Consumer Non-cyclical	0.60%
Consumer Staples	2.19%
Energy	2.62%
Financial	13.17%
Government	22.58%
Industrial	1.14%
Mortgage Securities	33.51%
Natural Gas	0.06%
Technology	1.15%
Utilities	4.74%
Repurchase Agreements	1.65%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LCRCX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-684-C

01/25

Class F

LCRFX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$47	0.45%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.35%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance as interest rates fell over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,013	$10,009
1/31/2015	$10,189	$10,219
2/28/2015	$10,112	$10,123
3/31/2015	$10,152	$10,170
4/30/2015	$10,119	$10,134
5/31/2015	$10,093	$10,109
6/30/2015	$9,986	$9,999
7/31/2015	$10,035	$10,069
8/31/2015	$10,002	$10,054
9/30/2015	$10,042	$10,122
10/31/2015	$10,053	$10,124
11/30/2015	$10,028	$10,097
12/31/2015	$9,968	$10,064
1/31/2016	$10,073	$10,203
2/29/2016	$10,112	$10,275
3/31/2016	$10,235	$10,370
4/30/2016	$10,293	$10,409
5/31/2016	$10,293	$10,412
6/30/2016	$10,481	$10,599
7/31/2016	$10,566	$10,666
8/31/2016	$10,558	$10,654
9/30/2016	$10,562	$10,648
10/31/2016	$10,490	$10,566
11/30/2016	$10,238	$10,316
12/31/2016	$10,248	$10,331
1/31/2017	$10,278	$10,351
2/28/2017	$10,346	$10,421
3/31/2017	$10,338	$10,415
4/30/2017	$10,416	$10,496
5/31/2017	$10,485	$10,576
6/30/2017	$10,477	$10,566
7/31/2017	$10,527	$10,611
8/31/2017	$10,606	$10,706
9/30/2017	$10,558	$10,655
10/31/2017	$10,560	$10,662
11/30/2017	$10,552	$10,648
12/31/2017	$10,593	$10,697
1/31/2018	$10,478	$10,574
2/28/2018	$10,383	$10,473
3/31/2018	$10,438	$10,540
4/30/2018	$10,368	$10,462
5/31/2018	$10,415	$10,537
6/30/2018	$10,406	$10,524
7/31/2018	$10,414	$10,526
8/31/2018	$10,483	$10,594
9/30/2018	$10,421	$10,526
10/31/2018	$10,340	$10,443
11/30/2018	$10,389	$10,505
12/31/2018	$10,558	$10,698
1/31/2019	$10,664	$10,812
2/28/2019	$10,658	$10,805
3/31/2019	$10,849	$11,013
4/30/2019	$10,866	$11,016
5/31/2019	$11,046	$11,211
6/30/2019	$11,175	$11,352
7/31/2019	$11,199	$11,377
8/31/2019	$11,475	$11,672
9/30/2019	$11,406	$11,610
10/31/2019	$11,416	$11,645
11/30/2019	$11,416	$11,639
12/31/2019	$11,385	$11,630
1/31/2020	$11,632	$11,854
2/29/2020	$11,839	$12,068
3/31/2020	$11,583	$11,997
4/30/2020	$11,784	$12,210
5/31/2020	$11,868	$12,267
6/30/2020	$12,005	$12,344
7/31/2020	$12,256	$12,528
8/31/2020	$12,171	$12,427
9/30/2020	$12,168	$12,420
10/31/2020	$12,120	$12,365
11/30/2020	$12,261	$12,486
12/31/2020	$12,310	$12,504
1/31/2021	$12,268	$12,414
2/28/2021	$12,118	$12,235
3/31/2021	$11,978	$12,082
4/30/2021	$12,078	$12,177
5/31/2021	$12,104	$12,217
6/30/2021	$12,207	$12,303
7/31/2021	$12,331	$12,440
8/31/2021	$12,313	$12,417
9/30/2021	$12,207	$12,309
10/31/2021	$12,210	$12,306
11/30/2021	$12,236	$12,342
12/31/2021	$12,213	$12,311
1/31/2022	$11,986	$12,045
2/28/2022	$11,859	$11,911
3/31/2022	$11,503	$11,580
4/30/2022	$11,113	$11,141
5/31/2022	$11,116	$11,213
6/30/2022	$10,907	$11,037
7/31/2022	$11,149	$11,306
8/31/2022	$10,868	$10,987
9/30/2022	$10,383	$10,512
10/31/2022	$10,248	$10,376
11/30/2022	$10,600	$10,758
12/31/2022	$10,546	$10,709
1/31/2023	$10,900	$11,039
2/28/2023	$10,628	$10,753
3/31/2023	$10,874	$11,026
4/30/2023	$10,937	$11,093
5/31/2023	$10,804	$10,972
6/30/2023	$10,785	$10,933
7/31/2023	$10,790	$10,926
8/31/2023	$10,725	$10,856
9/30/2023	$10,473	$10,580
10/31/2023	$10,315	$10,413
11/30/2023	$10,771	$10,884
12/31/2023	$11,160	$11,301
1/31/2024	$11,155	$11,270
2/29/2024	$11,006	$11,111
3/31/2024	$11,109	$11,213
4/30/2024	$10,850	$10,930
5/31/2024	$11,039	$11,116
6/30/2024	$11,142	$11,221
7/31/2024	$11,394	$11,483
8/31/2024	$11,560	$11,648
9/30/2024	$11,713	$11,804
10/31/2024	$11,434	$11,511
11/30/2024	$11,563	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	7.35%	0.26%	1.46%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,522,409,278
# of Portfolio Holdings	442
Portfolio Turnover Rate	449%
Total Advisory Fees Paid	$8,422,665

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.76%
Basic Materials	0.96%
Communications	1.32%
Consumer Discretionary	1.55%
Consumer Non-cyclical	0.60%
Consumer Staples	2.19%
Energy	2.62%
Financial	13.17%
Government	22.58%
Industrial	1.14%
Mortgage Securities	33.51%
Natural Gas	0.06%
Technology	1.15%
Utilities	4.74%
Repurchase Agreements	1.65%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LCRFX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1009-F

01/25

Class F3

LCROX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$30	0.29%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.53%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance as interest rates fell over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000
4/30/2017	$10,055	$10,051
5/31/2017	$10,123	$10,128
6/30/2017	$10,117	$10,118
7/31/2017	$10,167	$10,162
8/31/2017	$10,255	$10,253
9/30/2017	$10,201	$10,204
10/31/2017	$10,204	$10,210
11/30/2017	$10,199	$10,197
12/31/2017	$10,240	$10,244
1/31/2018	$10,131	$10,126
2/28/2018	$10,051	$10,030
3/31/2018	$10,106	$10,094
4/30/2018	$10,030	$10,019
5/31/2018	$10,077	$10,091
6/30/2018	$10,078	$10,078
7/31/2018	$10,088	$10,080
8/31/2018	$10,146	$10,145
9/30/2018	$10,088	$10,080
10/31/2018	$10,010	$10,000
11/30/2018	$10,058	$10,060
12/31/2018	$10,223	$10,245
1/31/2019	$10,328	$10,354
2/28/2019	$10,324	$10,348
3/31/2019	$10,520	$10,546
4/30/2019	$10,529	$10,549
5/31/2019	$10,705	$10,736
6/30/2019	$10,832	$10,871
7/31/2019	$10,857	$10,895
8/31/2019	$11,126	$11,177
9/30/2019	$11,060	$11,118
10/31/2019	$11,082	$11,151
11/30/2019	$11,073	$11,146
12/31/2019	$11,055	$11,138
1/31/2020	$11,296	$11,352
2/29/2020	$11,488	$11,557
3/31/2020	$11,242	$11,489
4/30/2020	$11,438	$11,693
5/31/2020	$11,522	$11,747
6/30/2020	$11,657	$11,821
7/31/2020	$11,902	$11,998
8/31/2020	$11,821	$11,901
9/30/2020	$11,820	$11,894
10/31/2020	$11,775	$11,841
11/30/2020	$11,925	$11,958
12/31/2020	$11,963	$11,974
1/31/2021	$11,925	$11,888
2/28/2021	$11,780	$11,716
3/31/2021	$11,646	$11,570
4/30/2021	$11,745	$11,662
5/31/2021	$11,782	$11,700
6/30/2021	$11,874	$11,782
7/31/2021	$11,996	$11,914
8/31/2021	$11,980	$11,891
9/30/2021	$11,889	$11,788
10/31/2021	$11,884	$11,785
11/30/2021	$11,910	$11,820
12/31/2021	$11,890	$11,789
1/31/2022	$11,671	$11,535
2/28/2022	$11,548	$11,407
3/31/2022	$11,203	$11,090
4/30/2022	$10,826	$10,669
5/31/2022	$10,829	$10,738
6/30/2022	$10,628	$10,569
7/31/2022	$10,865	$10,828
8/31/2022	$10,593	$10,522
9/30/2022	$10,121	$10,067
10/31/2022	$9,991	$9,937
11/30/2022	$10,335	$10,302
12/31/2022	$10,295	$10,256
1/31/2023	$10,631	$10,571
2/28/2023	$10,366	$10,298
3/31/2023	$10,608	$10,559
4/30/2023	$10,670	$10,623
5/31/2023	$10,541	$10,508
6/30/2023	$10,525	$10,470
7/31/2023	$10,531	$10,463
8/31/2023	$10,470	$10,396
9/30/2023	$10,225	$10,132
10/31/2023	$10,072	$9,972
11/30/2023	$10,519	$10,424
12/31/2023	$10,900	$10,823
1/31/2024	$10,897	$10,793
2/29/2024	$10,752	$10,640
3/31/2024	$10,854	$10,739
4/30/2024	$10,603	$10,467
5/31/2024	$10,789	$10,645
6/30/2024	$10,892	$10,746
7/31/2024	$11,139	$10,997
8/31/2024	$11,303	$11,155
9/30/2024	$11,454	$11,304
10/31/2024	$11,183	$11,024
11/30/2024	$11,311	$11,140

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	7.53%	0.42%	1.62%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.42%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,522,409,278
# of Portfolio Holdings	442
Portfolio Turnover Rate	449%
Total Advisory Fees Paid	$8,422,665

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.76%
Basic Materials	0.96%
Communications	1.32%
Consumer Discretionary	1.55%
Consumer Non-cyclical	0.60%
Consumer Staples	2.19%
Energy	2.62%
Financial	13.17%
Government	22.58%
Industrial	1.14%
Mortgage Securities	33.51%
Natural Gas	0.06%
Technology	1.15%
Utilities	4.74%
Repurchase Agreements	1.65%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LCROX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8965-F3

01/25

Class I

LCRYX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.32%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.50%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance as interest rates fell over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,014	$10,009
1/31/2015	$10,191	$10,219
2/28/2015	$10,114	$10,123
3/31/2015	$10,155	$10,170
4/30/2015	$10,123	$10,134
5/31/2015	$10,107	$10,109
6/30/2015	$9,992	$9,999
7/31/2015	$10,042	$10,069
8/31/2015	$10,010	$10,054
9/30/2015	$10,059	$10,122
10/31/2015	$10,062	$10,124
11/30/2015	$10,038	$10,097
12/31/2015	$9,979	$10,064
1/31/2016	$10,085	$10,203
2/29/2016	$10,125	$10,275
3/31/2016	$10,249	$10,370
4/30/2016	$10,308	$10,409
5/31/2016	$10,309	$10,412
6/30/2016	$10,498	$10,599
7/31/2016	$10,584	$10,666
8/31/2016	$10,577	$10,654
9/30/2016	$10,582	$10,648
10/31/2016	$10,511	$10,566
11/30/2016	$10,259	$10,316
12/31/2016	$10,271	$10,331
1/31/2017	$10,301	$10,351
2/28/2017	$10,370	$10,421
3/31/2017	$10,363	$10,415
4/30/2017	$10,442	$10,496
5/31/2017	$10,502	$10,576
6/30/2017	$10,505	$10,566
7/31/2017	$10,546	$10,611
8/31/2017	$10,636	$10,706
9/30/2017	$10,589	$10,655
10/31/2017	$10,591	$10,662
11/30/2017	$10,574	$10,648
12/31/2017	$10,625	$10,697
1/31/2018	$10,511	$10,574
2/28/2018	$10,417	$10,473
3/31/2018	$10,473	$10,540
4/30/2018	$10,403	$10,462
5/31/2018	$10,452	$10,537
6/30/2018	$10,444	$10,524
7/31/2018	$10,454	$10,526
8/31/2018	$10,514	$10,594
9/30/2018	$10,464	$10,526
10/31/2018	$10,384	$10,443
11/30/2018	$10,434	$10,505
12/31/2018	$10,594	$10,698
1/31/2019	$10,712	$10,812
2/28/2019	$10,697	$10,805
3/31/2019	$10,901	$11,013
4/30/2019	$10,909	$11,016
5/31/2019	$11,102	$11,211
6/30/2019	$11,233	$11,352
7/31/2019	$11,258	$11,377
8/31/2019	$11,537	$11,672
9/30/2019	$11,469	$11,610
10/31/2019	$11,480	$11,645
11/30/2019	$11,481	$11,639
12/31/2019	$11,452	$11,630
1/31/2020	$11,702	$11,854
2/29/2020	$11,900	$12,068
3/31/2020	$11,655	$11,997
4/30/2020	$11,858	$12,210
5/31/2020	$11,945	$12,267
6/30/2020	$12,084	$12,344
7/31/2020	$12,327	$12,528
8/31/2020	$12,243	$12,427
9/30/2020	$12,252	$12,420
10/31/2020	$12,205	$12,365
11/30/2020	$12,349	$12,486
12/31/2020	$12,388	$12,504
1/31/2021	$12,349	$12,414
2/28/2021	$12,209	$12,235
3/31/2021	$12,070	$12,082
4/30/2021	$12,161	$12,177
5/31/2021	$12,200	$12,217
6/30/2021	$12,305	$12,303
7/31/2021	$12,431	$12,440
8/31/2021	$12,415	$12,417
9/30/2021	$12,309	$12,309
10/31/2021	$12,303	$12,306
11/30/2021	$12,341	$12,342
12/31/2021	$12,308	$12,311
1/31/2022	$12,091	$12,045
2/28/2022	$11,953	$11,911
3/31/2022	$11,606	$11,580
4/30/2022	$11,215	$11,141
5/31/2022	$11,207	$11,213
6/30/2022	$11,010	$11,037
7/31/2022	$11,255	$11,306
8/31/2022	$10,961	$10,987
9/30/2022	$10,472	$10,512
10/31/2022	$10,337	$10,376
11/30/2022	$10,694	$10,758
12/31/2022	$10,652	$10,709
1/31/2023	$11,000	$11,039
2/28/2023	$10,738	$10,753
3/31/2023	$10,988	$11,026
4/30/2023	$11,052	$11,093
5/31/2023	$10,919	$10,972
6/30/2023	$10,890	$10,933
7/31/2023	$10,896	$10,926
8/31/2023	$10,844	$10,856
9/30/2023	$10,578	$10,580
10/31/2023	$10,420	$10,413
11/30/2023	$10,882	$10,884
12/31/2023	$11,289	$11,301
1/31/2024	$11,273	$11,270
2/29/2024	$11,135	$11,111
3/31/2024	$11,229	$11,213
4/30/2024	$10,980	$10,930
5/31/2024	$11,160	$11,116
6/30/2024	$11,266	$11,221
7/31/2024	$11,522	$11,483
8/31/2024	$11,691	$11,648
9/30/2024	$11,860	$11,804
10/31/2024	$11,567	$11,511
11/30/2024	$11,699	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	7.50%	0.38%	1.58%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,522,409,278
# of Portfolio Holdings	442
Portfolio Turnover Rate	449%
Total Advisory Fees Paid	$8,422,665

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.76%
Basic Materials	0.96%
Communications	1.32%
Consumer Discretionary	1.55%
Consumer Non-cyclical	0.60%
Consumer Staples	2.19%
Energy	2.62%
Financial	13.17%
Government	22.58%
Industrial	1.14%
Mortgage Securities	33.51%
Natural Gas	0.06%
Technology	1.15%
Utilities	4.74%
Repurchase Agreements	1.65%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LCRYX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-689-I

01/25

Class R2

LCRQX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$98	0.95%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.82%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance as interest rates fell over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,000	$10,009
1/31/2015	$10,171	$10,219
2/28/2015	$10,100	$10,123
3/31/2015	$10,135	$10,170
4/30/2015	$10,089	$10,134
5/31/2015	$10,068	$10,109
6/30/2015	$9,949	$9,999
7/31/2015	$10,002	$10,069
8/31/2015	$9,956	$10,054
9/30/2015	$10,001	$10,122
10/31/2015	$9,998	$10,124
11/30/2015	$9,969	$10,097
12/31/2015	$9,906	$10,064
1/31/2016	$10,006	$10,203
2/29/2016	$10,041	$10,275
3/31/2016	$10,159	$10,370
4/30/2016	$10,212	$10,409
5/31/2016	$10,208	$10,412
6/30/2016	$10,390	$10,599
7/31/2016	$10,470	$10,666
8/31/2016	$10,467	$10,654
9/30/2016	$10,457	$10,648
10/31/2016	$10,382	$10,566
11/30/2016	$10,128	$10,316
12/31/2016	$10,134	$10,331
1/31/2017	$10,169	$10,351
2/28/2017	$10,232	$10,421
3/31/2017	$10,211	$10,415
4/30/2017	$10,284	$10,496
5/31/2017	$10,347	$10,576
6/30/2017	$10,345	$10,566
7/31/2017	$10,380	$10,611
8/31/2017	$10,463	$10,706
9/30/2017	$10,403	$10,655
10/31/2017	$10,409	$10,662
11/30/2017	$10,387	$10,648
12/31/2017	$10,423	$10,697
1/31/2018	$10,315	$10,574
2/28/2018	$10,218	$10,473
3/31/2018	$10,268	$10,540
4/30/2018	$10,185	$10,462
5/31/2018	$10,237	$10,537
6/30/2018	$10,223	$10,524
7/31/2018	$10,227	$10,526
8/31/2018	$10,280	$10,594
9/30/2018	$10,226	$10,526
10/31/2018	$10,132	$10,443
11/30/2018	$10,176	$10,505
12/31/2018	$10,337	$10,698
1/31/2019	$10,436	$10,812
2/28/2019	$10,427	$10,805
3/31/2019	$10,619	$11,013
4/30/2019	$10,621	$11,016
5/31/2019	$10,794	$11,211
6/30/2019	$10,915	$11,352
7/31/2019	$10,944	$11,377
8/31/2019	$11,199	$11,672
9/30/2019	$11,127	$11,610
10/31/2019	$11,142	$11,645
11/30/2019	$11,127	$11,639
12/31/2019	$11,103	$11,630
1/31/2020	$11,339	$11,854
2/29/2020	$11,525	$12,068
3/31/2020	$11,272	$11,997
4/30/2020	$11,463	$12,210
5/31/2020	$11,551	$12,267
6/30/2020	$11,669	$12,344
7/31/2020	$11,907	$12,528
8/31/2020	$11,820	$12,427
9/30/2020	$11,822	$12,420
10/31/2020	$11,770	$12,365
11/30/2020	$11,903	$12,486
12/31/2020	$11,934	$12,504
1/31/2021	$11,889	$12,414
2/28/2021	$11,750	$12,235
3/31/2021	$11,609	$12,082
4/30/2021	$11,691	$12,177
5/31/2021	$11,722	$12,217
6/30/2021	$11,817	$12,303
7/31/2021	$11,931	$12,440
8/31/2021	$11,898	$12,417
9/30/2021	$11,802	$12,309
10/31/2021	$11,789	$12,306
11/30/2021	$11,819	$12,342
12/31/2021	$11,782	$12,311
1/31/2022	$11,558	$12,045
2/28/2022	$11,431	$11,911
3/31/2022	$11,094	$11,580
4/30/2022	$10,714	$11,141
5/31/2022	$10,701	$11,213
6/30/2022	$10,507	$11,037
7/31/2022	$10,725	$11,306
8/31/2022	$10,450	$10,987
9/30/2022	$9,979	$10,512
10/31/2022	$9,845	$10,376
11/30/2022	$10,179	$10,758
12/31/2022	$10,134	$10,709
1/31/2023	$10,459	$11,039
2/28/2023	$10,204	$10,753
3/31/2023	$10,426	$11,026
4/30/2023	$10,481	$11,093
5/31/2023	$10,349	$10,972
6/30/2023	$10,327	$10,933
7/31/2023	$10,328	$10,926
8/31/2023	$10,273	$10,856
9/30/2023	$10,016	$10,580
10/31/2023	$9,861	$10,413
11/30/2023	$10,292	$10,884
12/31/2023	$10,671	$11,301
1/31/2024	$10,651	$11,270
2/29/2024	$10,515	$11,111
3/31/2024	$10,598	$11,213
4/30/2024	$10,358	$10,930
5/31/2024	$10,522	$11,116
6/30/2024	$10,616	$11,221
7/31/2024	$10,851	$11,483
8/31/2024	$11,005	$11,648
9/30/2024	$11,157	$11,804
10/31/2024	$10,876	$11,511
11/30/2024	$10,994	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	6.82%	(0.24%)	0.95%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,522,409,278
# of Portfolio Holdings	442
Portfolio Turnover Rate	449%
Total Advisory Fees Paid	$8,422,665

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.76%
Basic Materials	0.96%
Communications	1.32%
Consumer Discretionary	1.55%
Consumer Non-cyclical	0.60%
Consumer Staples	2.19%
Energy	2.62%
Financial	13.17%
Government	22.58%
Industrial	1.14%
Mortgage Securities	33.51%
Natural Gas	0.06%
Technology	1.15%
Utilities	4.74%
Repurchase Agreements	1.65%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LCRQX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1079-R2

01/25

Class R3

LCRRX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$88	0.85%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.92%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance as interest rates fell over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000
12/31/2014	$10,010	$10,009
1/31/2015	$10,182	$10,219
2/28/2015	$10,102	$10,123
3/31/2015	$10,148	$10,170
4/30/2015	$10,103	$10,134
5/31/2015	$10,083	$10,109
6/30/2015	$9,964	$9,999
7/31/2015	$10,018	$10,069
8/31/2015	$9,973	$10,054
9/30/2015	$10,018	$10,122
10/31/2015	$10,017	$10,124
11/30/2015	$9,988	$10,097
12/31/2015	$9,926	$10,064
1/31/2016	$10,027	$10,203
2/29/2016	$10,063	$10,275
3/31/2016	$10,182	$10,370
4/30/2016	$10,236	$10,409
5/31/2016	$10,233	$10,412
6/30/2016	$10,416	$10,599
7/31/2016	$10,497	$10,666
8/31/2016	$10,495	$10,654
9/30/2016	$10,486	$10,648
10/31/2016	$10,412	$10,566
11/30/2016	$10,158	$10,316
12/31/2016	$10,165	$10,331
1/31/2017	$10,201	$10,351
2/28/2017	$10,255	$10,421
3/31/2017	$10,245	$10,415
4/30/2017	$10,319	$10,496
5/31/2017	$10,383	$10,576
6/30/2017	$10,382	$10,566
7/31/2017	$10,418	$10,611
8/31/2017	$10,503	$10,706
9/30/2017	$10,443	$10,655
10/31/2017	$10,450	$10,662
11/30/2017	$10,429	$10,648
12/31/2017	$10,466	$10,697
1/31/2018	$10,358	$10,574
2/28/2018	$10,262	$10,473
3/31/2018	$10,313	$10,540
4/30/2018	$10,230	$10,462
5/31/2018	$10,283	$10,537
6/30/2018	$10,271	$10,524
7/31/2018	$10,276	$10,526
8/31/2018	$10,330	$10,594
9/30/2018	$10,276	$10,526
10/31/2018	$10,183	$10,443
11/30/2018	$10,227	$10,505
12/31/2018	$10,390	$10,698
1/31/2019	$10,491	$10,812
2/28/2019	$10,482	$10,805
3/31/2019	$10,677	$11,013
4/30/2019	$10,680	$11,016
5/31/2019	$10,854	$11,211
6/30/2019	$10,977	$11,352
7/31/2019	$11,007	$11,377
8/31/2019	$11,264	$11,672
9/30/2019	$11,192	$11,610
10/31/2019	$11,209	$11,645
11/30/2019	$11,195	$11,639
12/31/2019	$11,171	$11,630
1/31/2020	$11,409	$11,854
2/29/2020	$11,598	$12,068
3/31/2020	$11,344	$11,997
4/30/2020	$11,537	$12,210
5/31/2020	$11,626	$12,267
6/30/2020	$11,746	$12,344
7/31/2020	$11,987	$12,528
8/31/2020	$11,900	$12,427
9/30/2020	$11,904	$12,420
10/31/2020	$11,843	$12,365
11/30/2020	$11,987	$12,486
12/31/2020	$12,020	$12,504
1/31/2021	$11,976	$12,414
2/28/2021	$11,836	$12,235
3/31/2021	$11,685	$12,082
4/30/2021	$11,779	$12,177
5/31/2021	$11,811	$12,217
6/30/2021	$11,908	$12,303
7/31/2021	$12,024	$12,440
8/31/2021	$11,992	$12,417
9/30/2021	$11,895	$12,309
10/31/2021	$11,884	$12,306
11/30/2021	$11,915	$12,342
12/31/2021	$11,878	$12,311
1/31/2022	$11,653	$12,045
2/28/2022	$11,526	$11,911
3/31/2022	$11,187	$11,580
4/30/2022	$10,794	$11,141
5/31/2022	$10,793	$11,213
6/30/2022	$10,587	$11,037
7/31/2022	$10,818	$11,306
8/31/2022	$10,542	$10,987
9/30/2022	$10,068	$10,512
10/31/2022	$9,933	$10,376
11/30/2022	$10,271	$10,758
12/31/2022	$10,226	$10,709
1/31/2023	$10,556	$11,039
2/28/2023	$10,299	$10,753
3/31/2023	$10,524	$11,026
4/30/2023	$10,581	$11,093
5/31/2023	$10,448	$10,972
6/30/2023	$10,427	$10,933
7/31/2023	$10,428	$10,926
8/31/2023	$10,362	$10,856
9/30/2023	$10,115	$10,580
10/31/2023	$9,959	$10,413
11/30/2023	$10,396	$10,884
12/31/2023	$10,768	$11,301
1/31/2024	$10,759	$11,270
2/29/2024	$10,612	$11,111
3/31/2024	$10,708	$11,213
4/30/2024	$10,455	$10,930
5/31/2024	$10,633	$11,116
6/30/2024	$10,729	$11,221
7/31/2024	$10,968	$11,483
8/31/2024	$11,124	$11,648
9/30/2024	$11,267	$11,804
10/31/2024	$10,995	$11,511
11/30/2024	$11,116	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	6.92%	(0.14%)	1.06%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,522,409,278
# of Portfolio Holdings	442
Portfolio Turnover Rate	449%
Total Advisory Fees Paid	$8,422,665

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.76%
Basic Materials	0.96%
Communications	1.32%
Consumer Discretionary	1.55%
Consumer Non-cyclical	0.60%
Consumer Staples	2.19%
Energy	2.62%
Financial	13.17%
Government	22.58%
Industrial	1.14%
Mortgage Securities	33.51%
Natural Gas	0.06%
Technology	1.15%
Utilities	4.74%
Repurchase Agreements	1.65%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LCRRX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-2053-R3

01/25

Class R4

LCRSX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$62	0.60%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.08%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance as interest rates fell over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000
7/31/2015	$10,057	$10,070
8/31/2015	$10,014	$10,055
9/30/2015	$10,062	$10,123
10/31/2015	$10,063	$10,125
11/30/2015	$10,037	$10,098
12/31/2015	$9,977	$10,065
1/31/2016	$10,081	$10,204
2/29/2016	$10,119	$10,276
3/31/2016	$10,242	$10,371
4/30/2016	$10,298	$10,410
5/31/2016	$10,297	$10,413
6/30/2016	$10,484	$10,600
7/31/2016	$10,568	$10,667
8/31/2016	$10,559	$10,655
9/30/2016	$10,561	$10,649
10/31/2016	$10,479	$10,567
11/30/2016	$10,234	$10,317
12/31/2016	$10,244	$10,332
1/31/2017	$10,272	$10,352
2/28/2017	$10,339	$10,422
3/31/2017	$10,330	$10,416
4/30/2017	$10,407	$10,497
5/31/2017	$10,474	$10,577
6/30/2017	$10,465	$10,567
7/31/2017	$10,504	$10,612
8/31/2017	$10,591	$10,707
9/30/2017	$10,543	$10,656
10/31/2017	$10,542	$10,663
11/30/2017	$10,533	$10,649
12/31/2017	$10,572	$10,698
1/31/2018	$10,456	$10,575
2/28/2018	$10,360	$10,474
3/31/2018	$10,414	$10,542
4/30/2018	$10,343	$10,463
5/31/2018	$10,389	$10,538
6/30/2018	$10,378	$10,525
7/31/2018	$10,385	$10,527
8/31/2018	$10,442	$10,595
9/30/2018	$10,390	$10,527
10/31/2018	$10,308	$10,444
11/30/2018	$10,355	$10,506
12/31/2018	$10,512	$10,699
1/31/2019	$10,626	$10,813
2/28/2019	$10,619	$10,806
3/31/2019	$10,808	$11,014
4/30/2019	$10,824	$11,017
5/31/2019	$11,003	$11,212
6/30/2019	$11,130	$11,353
7/31/2019	$11,152	$11,378
8/31/2019	$11,426	$11,673
9/30/2019	$11,355	$11,611
10/31/2019	$11,364	$11,646
11/30/2019	$11,363	$11,640
12/31/2019	$11,330	$11,632
1/31/2020	$11,575	$11,855
2/29/2020	$11,779	$12,069
3/31/2020	$11,524	$11,998
4/30/2020	$11,722	$12,211
5/31/2020	$11,805	$12,268
6/30/2020	$11,940	$12,345
7/31/2020	$12,187	$12,530
8/31/2020	$12,101	$12,428
9/30/2020	$12,097	$12,422
10/31/2020	$12,048	$12,366
11/30/2020	$12,187	$12,488
12/31/2020	$12,233	$12,505
1/31/2021	$12,180	$12,415
2/28/2021	$12,040	$12,236
3/31/2021	$11,900	$12,083
4/30/2021	$11,998	$12,178
5/31/2021	$12,022	$12,218
6/30/2021	$12,123	$12,304
7/31/2021	$12,244	$12,442
8/31/2021	$12,225	$12,418
9/30/2021	$12,118	$12,310
10/31/2021	$12,120	$12,307
11/30/2021	$12,143	$12,344
12/31/2021	$12,119	$12,312
1/31/2022	$11,892	$12,047
2/28/2022	$11,765	$11,912
3/31/2022	$11,410	$11,581
4/30/2022	$11,022	$11,142
5/31/2022	$11,012	$11,214
6/30/2022	$10,815	$11,038
7/31/2022	$11,054	$11,307
8/31/2022	$10,774	$10,988
9/30/2022	$10,291	$10,513
10/31/2022	$10,156	$10,377
11/30/2022	$10,504	$10,759
12/31/2022	$10,449	$10,710
1/31/2023	$10,799	$11,040
2/28/2023	$10,528	$10,754
3/31/2023	$10,771	$11,027
4/30/2023	$10,831	$11,094
5/31/2023	$10,698	$10,973
6/30/2023	$10,667	$10,934
7/31/2023	$10,682	$10,927
8/31/2023	$10,617	$10,857
9/30/2023	$10,354	$10,581
10/31/2023	$10,208	$10,414
11/30/2023	$10,658	$10,886
12/31/2023	$11,041	$11,302
1/31/2024	$11,035	$11,271
2/29/2024	$10,886	$11,112
3/31/2024	$10,987	$11,215
4/30/2024	$10,730	$10,931
5/31/2024	$10,914	$11,117
6/30/2024	$11,003	$11,222
7/31/2024	$11,263	$11,484
8/31/2024	$11,425	$11,649
9/30/2024	$11,575	$11,805
10/31/2024	$11,298	$11,512
11/30/2024	$11,412	$11,634

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	7.08%	0.09%	1.41%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,522,409,278
# of Portfolio Holdings	442
Portfolio Turnover Rate	449%
Total Advisory Fees Paid	$8,422,665

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.76%
Basic Materials	0.96%
Communications	1.32%
Consumer Discretionary	1.55%
Consumer Non-cyclical	0.60%
Consumer Staples	2.19%
Energy	2.62%
Financial	13.17%
Government	22.58%
Industrial	1.14%
Mortgage Securities	33.51%
Natural Gas	0.06%
Technology	1.15%
Utilities	4.74%
Repurchase Agreements	1.65%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LCRSX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8705-R4

01/25

Class R5

LCRTX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$36	0.35%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.46%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance as interest rates fell over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000
7/31/2015	$10,059	$10,070
8/31/2015	$10,018	$10,055
9/30/2015	$10,069	$10,123
10/31/2015	$10,072	$10,125
11/30/2015	$10,048	$10,098
12/31/2015	$9,990	$10,065
1/31/2016	$10,096	$10,204
2/29/2016	$10,137	$10,276
3/31/2016	$10,262	$10,371
4/30/2016	$10,321	$10,410
5/31/2016	$10,322	$10,413
6/30/2016	$10,512	$10,600
7/31/2016	$10,599	$10,667
8/31/2016	$10,592	$10,655
9/30/2016	$10,596	$10,649
10/31/2016	$10,526	$10,567
11/30/2016	$10,273	$10,317
12/31/2016	$10,285	$10,332
1/31/2017	$10,315	$10,352
2/28/2017	$10,384	$10,422
3/31/2017	$10,378	$10,416
4/30/2017	$10,457	$10,497
5/31/2017	$10,527	$10,577
6/30/2017	$10,520	$10,567
7/31/2017	$10,571	$10,612
8/31/2017	$10,660	$10,707
9/30/2017	$10,604	$10,656
10/31/2017	$10,616	$10,663
11/30/2017	$10,599	$10,649
12/31/2017	$10,641	$10,698
1/31/2018	$10,526	$10,575
2/28/2018	$10,441	$10,474
3/31/2018	$10,498	$10,542
4/30/2018	$10,418	$10,463
5/31/2018	$10,467	$10,538
6/30/2018	$10,468	$10,525
7/31/2018	$10,468	$10,527
8/31/2018	$10,537	$10,595
9/30/2018	$10,476	$10,527
10/31/2018	$10,396	$10,444
11/30/2018	$10,446	$10,506
12/31/2018	$10,617	$10,699
1/31/2019	$10,724	$10,813
2/28/2019	$10,719	$10,806
3/31/2019	$10,923	$11,014
4/30/2019	$10,930	$11,017
5/31/2019	$11,113	$11,212
6/30/2019	$11,244	$11,353
7/31/2019	$11,279	$11,378
8/31/2019	$11,547	$11,673
9/30/2019	$11,479	$11,611
10/31/2019	$11,501	$11,646
11/30/2019	$11,491	$11,640
12/31/2019	$11,471	$11,632
1/31/2020	$11,721	$11,855
2/29/2020	$11,920	$12,069
3/31/2020	$11,664	$11,998
4/30/2020	$11,867	$12,211
5/31/2020	$11,953	$12,268
6/30/2020	$12,092	$12,345
7/31/2020	$12,345	$12,530
8/31/2020	$12,261	$12,428
9/30/2020	$12,269	$12,422
10/31/2020	$12,212	$12,366
11/30/2020	$12,366	$12,488
12/31/2020	$12,405	$12,505
1/31/2021	$12,365	$12,415
2/28/2021	$12,214	$12,236
3/31/2021	$12,074	$12,083
4/30/2021	$12,176	$12,178
5/31/2021	$12,214	$12,218
6/30/2021	$12,319	$12,304
7/31/2021	$12,445	$12,442
8/31/2021	$12,417	$12,418
9/30/2021	$12,322	$12,310
10/31/2021	$12,315	$12,307
11/30/2021	$12,353	$12,344
12/31/2021	$12,320	$12,312
1/31/2022	$12,092	$12,047
2/28/2022	$11,965	$11,912
3/31/2022	$11,618	$11,581
4/30/2022	$11,215	$11,142
5/31/2022	$11,218	$11,214
6/30/2022	$11,009	$11,038
7/31/2022	$11,254	$11,307
8/31/2022	$10,971	$10,988
9/30/2022	$10,482	$10,513
10/31/2022	$10,347	$10,377
11/30/2022	$10,703	$10,759
12/31/2022	$10,661	$10,710
1/31/2023	$11,008	$11,040
2/28/2023	$10,745	$10,754
3/31/2023	$10,984	$11,027
4/30/2023	$11,048	$11,094
5/31/2023	$10,914	$10,973
6/30/2023	$10,896	$10,934
7/31/2023	$10,902	$10,927
8/31/2023	$10,850	$10,857
9/30/2023	$10,584	$10,581
10/31/2023	$10,425	$10,414
11/30/2023	$10,887	$10,886
12/31/2023	$11,293	$11,302
1/31/2024	$11,277	$11,271
2/29/2024	$11,139	$11,112
3/31/2024	$11,232	$11,215
4/30/2024	$10,984	$10,931
5/31/2024	$11,163	$11,117
6/30/2024	$11,268	$11,222
7/31/2024	$11,524	$11,484
8/31/2024	$11,693	$11,649
9/30/2024	$11,861	$11,805
10/31/2024	$11,568	$11,512
11/30/2024	$11,699	$11,634

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	7.46%	0.36%	1.68%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,522,409,278
# of Portfolio Holdings	442
Portfolio Turnover Rate	449%
Total Advisory Fees Paid	$8,422,665

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.76%
Basic Materials	0.96%
Communications	1.32%
Consumer Discretionary	1.55%
Consumer Non-cyclical	0.60%
Consumer Staples	2.19%
Energy	2.62%
Financial	13.17%
Government	22.58%
Industrial	1.14%
Mortgage Securities	33.51%
Natural Gas	0.06%
Technology	1.15%
Utilities	4.74%
Repurchase Agreements	1.65%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LCRTX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8737-R5

01/25

Class R6

LCRVX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Fixed Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.29%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.53%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance as interest rates fell over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000
7/31/2015	$10,060	$10,070
8/31/2015	$10,020	$10,055
9/30/2015	$10,071	$10,123
10/31/2015	$10,075	$10,125
11/30/2015	$10,043	$10,098
12/31/2015	$9,994	$10,065
1/31/2016	$10,101	$10,204
2/29/2016	$10,133	$10,276
3/31/2016	$10,268	$10,371
4/30/2016	$10,328	$10,410
5/31/2016	$10,329	$10,413
6/30/2016	$10,510	$10,600
7/31/2016	$10,607	$10,667
8/31/2016	$10,601	$10,655
9/30/2016	$10,607	$10,649
10/31/2016	$10,528	$10,567
11/30/2016	$10,285	$10,317
12/31/2016	$10,298	$10,332
1/31/2017	$10,330	$10,352
2/28/2017	$10,399	$10,422
3/31/2017	$10,394	$10,416
4/30/2017	$10,464	$10,497
5/31/2017	$10,535	$10,577
6/30/2017	$10,538	$10,567
7/31/2017	$10,581	$10,612
8/31/2017	$10,672	$10,707
9/30/2017	$10,626	$10,656
10/31/2017	$10,629	$10,663
11/30/2017	$10,614	$10,649
12/31/2017	$10,667	$10,698
1/31/2018	$10,554	$10,575
2/28/2018	$10,460	$10,474
3/31/2018	$10,517	$10,542
4/30/2018	$10,448	$10,463
5/31/2018	$10,497	$10,538
6/30/2018	$10,489	$10,525
7/31/2018	$10,499	$10,527
8/31/2018	$10,559	$10,595
9/30/2018	$10,508	$10,527
10/31/2018	$10,428	$10,444
11/30/2018	$10,478	$10,506
12/31/2018	$10,640	$10,699
1/31/2019	$10,759	$10,813
2/28/2019	$10,744	$10,806
3/31/2019	$10,949	$11,014
4/30/2019	$10,958	$11,017
5/31/2019	$11,152	$11,212
6/30/2019	$11,284	$11,353
7/31/2019	$11,310	$11,378
8/31/2019	$11,590	$11,673
9/30/2019	$11,522	$11,611
10/31/2019	$11,534	$11,646
11/30/2019	$11,536	$11,640
12/31/2019	$11,507	$11,632
1/31/2020	$11,758	$11,855
2/29/2020	$11,958	$12,069
3/31/2020	$11,712	$11,998
4/30/2020	$11,916	$12,211
5/31/2020	$12,004	$12,268
6/30/2020	$12,144	$12,345
7/31/2020	$12,389	$12,530
8/31/2020	$12,305	$12,428
9/30/2020	$12,314	$12,422
10/31/2020	$12,268	$12,366
11/30/2020	$12,413	$12,488
12/31/2020	$12,463	$12,505
1/31/2021	$12,413	$12,415
2/28/2021	$12,273	$12,236
3/31/2021	$12,133	$12,083
4/30/2021	$12,225	$12,178
5/31/2021	$12,264	$12,218
6/30/2021	$12,370	$12,304
7/31/2021	$12,498	$12,442
8/31/2021	$12,481	$12,418
9/30/2021	$12,376	$12,310
10/31/2021	$12,370	$12,307
11/30/2021	$12,409	$12,344
12/31/2021	$12,376	$12,312
1/31/2022	$12,158	$12,047
2/28/2022	$12,020	$11,912
3/31/2022	$11,672	$11,581
4/30/2022	$11,278	$11,142
5/31/2022	$11,271	$11,214
6/30/2022	$11,072	$11,038
7/31/2022	$11,308	$11,307
8/31/2022	$11,024	$10,988
9/30/2022	$10,533	$10,513
10/31/2022	$10,397	$10,377
11/30/2022	$10,755	$10,759
12/31/2022	$10,713	$10,710
1/31/2023	$11,064	$11,040
2/28/2023	$10,800	$10,754
3/31/2023	$11,052	$11,027
4/30/2023	$11,117	$11,094
5/31/2023	$10,982	$10,973
6/30/2023	$10,953	$10,934
7/31/2023	$10,960	$10,927
8/31/2023	$10,907	$10,857
9/30/2023	$10,641	$10,581
10/31/2023	$10,481	$10,414
11/30/2023	$10,947	$10,886
12/31/2023	$11,356	$11,302
1/31/2024	$11,340	$11,271
2/29/2024	$11,202	$11,112
3/31/2024	$11,296	$11,215
4/30/2024	$11,047	$10,931
5/31/2024	$11,228	$11,117
6/30/2024	$11,335	$11,222
7/31/2024	$11,592	$11,484
8/31/2024	$11,763	$11,649
9/30/2024	$11,933	$11,805
10/31/2024	$11,638	$11,512
11/30/2024	$11,771	$11,634

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	7.53%	0.40%	1.75%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,522,409,278
# of Portfolio Holdings	442
Portfolio Turnover Rate	449%
Total Advisory Fees Paid	$8,422,665

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	12.76%
Basic Materials	0.96%
Communications	1.32%
Consumer Discretionary	1.55%
Consumer Non-cyclical	0.60%
Consumer Staples	2.19%
Energy	2.62%
Financial	13.17%
Government	22.58%
Industrial	1.14%
Mortgage Securities	33.51%
Natural Gas	0.06%
Technology	1.15%
Utilities	4.74%
Repurchase Agreements	1.65%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LCRVX

Lord Abbett Core Fixed Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8769-R6

01/25

Class A

LAPLX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.63%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.78%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
12/8/2015	$9,777	$10,000	$10,000
12/31/2015	$9,719	$9,973	$9,966
1/31/2016	$9,690	$10,110	$10,076
2/29/2016	$9,694	$10,182	$10,147
3/31/2016	$9,955	$10,275	$10,272
4/30/2016	$10,098	$10,315	$10,342
5/31/2016	$10,093	$10,318	$10,350
6/30/2016	$10,234	$10,503	$10,532
7/31/2016	$10,390	$10,569	$10,619
8/31/2016	$10,439	$10,557	$10,630
9/30/2016	$10,459	$10,551	$10,633
10/31/2016	$10,434	$10,470	$10,562
11/30/2016	$10,217	$10,223	$10,325
12/31/2016	$10,267	$10,237	$10,355
1/31/2017	$10,349	$10,257	$10,392
2/28/2017	$10,417	$10,326	$10,472
3/31/2017	$10,418	$10,321	$10,469
4/30/2017	$10,515	$10,400	$10,555
5/31/2017	$10,585	$10,480	$10,637
6/30/2017	$10,572	$10,470	$10,628
7/31/2017	$10,649	$10,515	$10,681
8/31/2017	$10,705	$10,609	$10,773
9/30/2017	$10,691	$10,559	$10,735
10/31/2017	$10,713	$10,565	$10,748
11/30/2017	$10,700	$10,551	$10,732
12/31/2017	$10,743	$10,600	$10,779
1/31/2018	$10,680	$10,478	$10,675
2/28/2018	$10,588	$10,378	$10,574
3/31/2018	$10,607	$10,445	$10,627
4/30/2018	$10,556	$10,367	$10,556
5/31/2018	$10,582	$10,441	$10,614
6/30/2018	$10,574	$10,428	$10,599
7/31/2018	$10,616	$10,431	$10,621
8/31/2018	$10,657	$10,498	$10,673
9/30/2018	$10,662	$10,430	$10,627
10/31/2018	$10,572	$10,348	$10,538
11/30/2018	$10,576	$10,410	$10,586
12/31/2018	$10,643	$10,601	$10,751
1/31/2019	$10,846	$10,713	$10,900
2/28/2019	$10,869	$10,707	$10,911
3/31/2019	$11,064	$10,913	$11,109
4/30/2019	$11,118	$10,916	$11,124
5/31/2019	$11,240	$11,109	$11,295
6/30/2019	$11,423	$11,249	$11,454
7/31/2019	$11,475	$11,274	$11,488
8/31/2019	$11,674	$11,566	$11,748
9/30/2019	$11,634	$11,504	$11,697
10/31/2019	$11,669	$11,539	$11,735
11/30/2019	$11,674	$11,533	$11,733
12/31/2019	$11,692	$11,525	$11,750
1/31/2020	$11,920	$11,747	$11,961
2/29/2020	$12,026	$11,958	$12,140
3/31/2020	$11,291	$11,888	$11,903
4/30/2020	$11,551	$12,099	$12,142
5/31/2020	$11,763	$12,155	$12,255
6/30/2020	$11,914	$12,232	$12,357
7/31/2020	$12,267	$12,415	$12,574
8/31/2020	$12,252	$12,314	$12,502
9/30/2020	$12,229	$12,308	$12,479
10/31/2020	$12,205	$12,253	$12,435
11/30/2020	$12,441	$12,373	$12,597
12/31/2020	$12,535	$12,390	$12,641
1/31/2021	$12,509	$12,301	$12,561
2/28/2021	$12,386	$12,124	$12,399
3/31/2021	$12,273	$11,972	$12,255
4/30/2021	$12,401	$12,067	$12,358
5/31/2021	$12,456	$12,106	$12,405
6/30/2021	$12,582	$12,191	$12,495
7/31/2021	$12,697	$12,328	$12,621
8/31/2021	$12,691	$12,304	$12,612
9/30/2021	$12,594	$12,198	$12,505
10/31/2021	$12,586	$12,194	$12,494
11/30/2021	$12,594	$12,230	$12,510
12/31/2021	$12,610	$12,199	$12,501
1/31/2022	$12,357	$11,936	$12,227
2/28/2022	$12,194	$11,803	$12,060
3/31/2022	$11,852	$11,475	$11,737
4/30/2022	$11,434	$11,040	$11,299
5/31/2022	$11,398	$11,111	$11,361
6/30/2022	$11,116	$10,936	$11,134
7/31/2022	$11,428	$11,204	$11,414
8/31/2022	$11,148	$10,887	$11,117
9/30/2022	$10,657	$10,417	$10,638
10/31/2022	$10,550	$10,282	$10,522
11/30/2022	$10,909	$10,660	$10,914
12/31/2022	$10,848	$10,612	$10,877
1/31/2023	$11,203	$10,938	$11,214
2/28/2023	$10,946	$10,656	$10,939
3/31/2023	$11,189	$10,926	$11,195
4/30/2023	$11,251	$10,992	$11,264
5/31/2023	$11,116	$10,873	$11,147
6/30/2023	$11,128	$10,834	$11,130
7/31/2023	$11,167	$10,826	$11,141
8/31/2023	$11,119	$10,757	$11,074
9/30/2023	$10,860	$10,484	$10,810
10/31/2023	$10,698	$10,318	$10,647
11/30/2023	$11,192	$10,786	$11,126
12/31/2023	$11,610	$11,199	$11,548
1/31/2024	$11,617	$11,168	$11,521
2/29/2024	$11,505	$11,010	$11,383
3/31/2024	$11,630	$11,112	$11,494
4/30/2024	$11,382	$10,831	$11,226
5/31/2024	$11,571	$11,015	$11,412
6/30/2024	$11,678	$11,119	$11,516
7/31/2024	$11,952	$11,379	$11,778
8/31/2024	$12,134	$11,542	$11,951
9/30/2024	$12,306	$11,697	$12,115
10/31/2024	$12,040	$11,407	$11,840
11/30/2024	$12,174	$11,527	$11,964

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/8/15
Class A at NAV	8.78%	0.84%	2.47%
Class A with sales charge	6.32%	0.39%	2.21%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.60%
Bloomberg U.S. Universal Index	7.53%	0.39%	2.02%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,413,253,254
# of Portfolio Holdings	698
Portfolio Turnover Rate	377%
Total Advisory Fees Paid	$6,313,663

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	10.20%
Basic Materials	1.51%
Communications	2.10%
Consumer Discretionary	2.94%
Consumer Non-cyclical	0.26%
Consumer Staples	4.51%
Energy	6.17%
Financial	14.78%
Government	18.52%
Industrial	2.30%
Mortgage Securities	27.49%
Natural Gas	0.04%
Technology	2.42%
Utilities	4.28%
Repurchase Agreements	1.76%
Money Market FundsFootnote Reference(a)	0.65%
Time DepositsFootnote Reference(a)	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LAPLX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8796-A

01/25

Class C

LAPCX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$133	1.28%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.17%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,936	$9,973	$9,966
1/31/2016	$9,899	$10,110	$10,076
2/29/2016	$9,897	$10,182	$10,147
3/31/2016	$10,157	$10,275	$10,272
4/30/2016	$10,303	$10,315	$10,342
5/31/2016	$10,284	$10,318	$10,350
6/30/2016	$10,421	$10,503	$10,532
7/31/2016	$10,573	$10,569	$10,619
8/31/2016	$10,616	$10,557	$10,630
9/30/2016	$10,629	$10,551	$10,633
10/31/2016	$10,597	$10,470	$10,562
11/30/2016	$10,377	$10,223	$10,325
12/31/2016	$10,421	$10,237	$10,355
1/31/2017	$10,498	$10,257	$10,392
2/28/2017	$10,562	$10,326	$10,472
3/31/2017	$10,556	$10,321	$10,469
4/30/2017	$10,641	$10,400	$10,555
5/31/2017	$10,712	$10,480	$10,637
6/30/2017	$10,692	$10,470	$10,628
7/31/2017	$10,764	$10,515	$10,681
8/31/2017	$10,807	$10,609	$10,773
9/30/2017	$10,787	$10,559	$10,735
10/31/2017	$10,810	$10,565	$10,748
11/30/2017	$10,790	$10,551	$10,732
12/31/2017	$10,820	$10,600	$10,779
1/31/2018	$10,750	$10,478	$10,675
2/28/2018	$10,653	$10,378	$10,574
3/31/2018	$10,672	$10,445	$10,627
4/30/2018	$10,614	$10,367	$10,556
5/31/2018	$10,635	$10,441	$10,614
6/30/2018	$10,621	$10,428	$10,599
7/31/2018	$10,657	$10,431	$10,621
8/31/2018	$10,692	$10,498	$10,673
9/30/2018	$10,691	$10,430	$10,627
10/31/2018	$10,595	$10,348	$10,538
11/30/2018	$10,593	$10,410	$10,586
12/31/2018	$10,655	$10,601	$10,751
1/31/2019	$10,852	$10,713	$10,900
2/28/2019	$10,870	$10,707	$10,911
3/31/2019	$11,059	$10,913	$11,109
4/30/2019	$11,108	$10,916	$11,124
5/31/2019	$11,224	$11,109	$11,295
6/30/2019	$11,400	$11,249	$11,454
7/31/2019	$11,447	$11,274	$11,488
8/31/2019	$11,632	$11,566	$11,748
9/30/2019	$11,593	$11,504	$11,697
10/31/2019	$11,622	$11,539	$11,735
11/30/2019	$11,613	$11,533	$11,733
12/31/2019	$11,632	$11,525	$11,750
1/31/2020	$11,851	$11,747	$11,961
2/29/2020	$11,950	$11,958	$12,140
3/31/2020	$11,206	$11,888	$11,903
4/30/2020	$11,457	$12,099	$12,142
5/31/2020	$11,661	$12,155	$12,255
6/30/2020	$11,811	$12,232	$12,357
7/31/2020	$12,146	$12,415	$12,574
8/31/2020	$12,125	$12,314	$12,502
9/30/2020	$12,102	$12,308	$12,479
10/31/2020	$12,064	$12,253	$12,435
11/30/2020	$12,290	$12,373	$12,597
12/31/2020	$12,384	$12,390	$12,641
1/31/2021	$12,343	$12,301	$12,561
2/28/2021	$12,224	$12,124	$12,399
3/31/2021	$12,097	$11,972	$12,255
4/30/2021	$12,226	$12,067	$12,358
5/31/2021	$12,265	$12,106	$12,405
6/30/2021	$12,383	$12,191	$12,495
7/31/2021	$12,489	$12,328	$12,621
8/31/2021	$12,476	$12,304	$12,612
9/30/2021	$12,382	$12,198	$12,505
10/31/2021	$12,367	$12,194	$12,494
11/30/2021	$12,360	$12,230	$12,510
12/31/2021	$12,370	$12,199	$12,501
1/31/2022	$12,115	$11,936	$12,227
2/28/2022	$11,949	$11,803	$12,060
3/31/2022	$11,616	$11,475	$11,737
4/30/2022	$11,201	$11,040	$11,299
5/31/2022	$11,160	$11,111	$11,361
6/30/2022	$10,878	$10,936	$11,134
7/31/2022	$11,168	$11,204	$11,414
8/31/2022	$10,897	$10,887	$11,117
9/30/2022	$10,404	$10,417	$10,638
10/31/2022	$10,301	$10,282	$10,522
11/30/2022	$10,638	$10,660	$10,914
12/31/2022	$10,581	$10,612	$10,877
1/31/2023	$10,921	$10,938	$11,214
2/28/2023	$10,665	$10,656	$10,939
3/31/2023	$10,896	$10,926	$11,195
4/30/2023	$10,951	$10,992	$11,264
5/31/2023	$10,813	$10,873	$11,147
6/30/2023	$10,819	$10,834	$11,130
7/31/2023	$10,852	$10,826	$11,141
8/31/2023	$10,799	$10,757	$11,074
9/30/2023	$10,541	$10,484	$10,810
10/31/2023	$10,370	$10,318	$10,647
11/30/2023	$10,843	$10,786	$11,126
12/31/2023	$11,251	$11,199	$11,548
1/31/2024	$11,252	$11,168	$11,521
2/29/2024	$11,130	$11,010	$11,383
3/31/2024	$11,244	$11,112	$11,494
4/30/2024	$11,007	$10,831	$11,226
5/31/2024	$11,184	$11,015	$11,412
6/30/2024	$11,281	$11,119	$11,516
7/31/2024	$11,531	$11,379	$11,778
8/31/2024	$11,700	$11,542	$11,951
9/30/2024	$11,860	$11,697	$12,115
10/31/2024	$11,597	$11,407	$11,840
11/30/2024	$11,729	$11,527	$11,964

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/8/15
Class C at NAV	8.17%	0.20%	1.79%
Class C with sales charge	7.17%	0.20%	1.79%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.60%
Bloomberg U.S. Universal Index	7.53%	0.39%	2.02%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,413,253,254
# of Portfolio Holdings	698
Portfolio Turnover Rate	377%
Total Advisory Fees Paid	$6,313,663

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	10.20%
Basic Materials	1.51%
Communications	2.10%
Consumer Discretionary	2.94%
Consumer Non-cyclical	0.26%
Consumer Staples	4.51%
Energy	6.17%
Financial	14.78%
Government	18.52%
Industrial	2.30%
Mortgage Securities	27.49%
Natural Gas	0.04%
Technology	2.42%
Utilities	4.28%
Repurchase Agreements	1.76%
Money Market FundsFootnote Reference(a)	0.65%
Time DepositsFootnote Reference(a)	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LAPCX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8797-C

01/25

Class F

LPLFX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$55	0.53%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.97%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,942	$9,973	$9,966
1/31/2016	$9,913	$10,110	$10,076
2/29/2016	$9,917	$10,182	$10,147
3/31/2016	$10,186	$10,275	$10,272
4/30/2016	$10,332	$10,315	$10,342
5/31/2016	$10,328	$10,318	$10,350
6/30/2016	$10,473	$10,503	$10,532
7/31/2016	$10,634	$10,569	$10,619
8/31/2016	$10,685	$10,557	$10,630
9/30/2016	$10,706	$10,551	$10,633
10/31/2016	$10,682	$10,470	$10,562
11/30/2016	$10,461	$10,223	$10,325
12/31/2016	$10,512	$10,237	$10,355
1/31/2017	$10,597	$10,257	$10,392
2/28/2017	$10,668	$10,326	$10,472
3/31/2017	$10,670	$10,321	$10,469
4/30/2017	$10,770	$10,400	$10,555
5/31/2017	$10,843	$10,480	$10,637
6/30/2017	$10,830	$10,470	$10,628
7/31/2017	$10,910	$10,515	$10,681
8/31/2017	$10,968	$10,609	$10,773
9/30/2017	$10,955	$10,559	$10,735
10/31/2017	$10,979	$10,565	$10,748
11/30/2017	$10,966	$10,551	$10,732
12/31/2017	$11,011	$10,600	$10,779
1/31/2018	$10,947	$10,478	$10,675
2/28/2018	$10,854	$10,378	$10,574
3/31/2018	$10,874	$10,445	$10,627
4/30/2018	$10,822	$10,367	$10,556
5/31/2018	$10,851	$10,441	$10,614
6/30/2018	$10,843	$10,428	$10,599
7/31/2018	$10,894	$10,431	$10,621
8/31/2018	$10,930	$10,498	$10,673
9/30/2018	$10,936	$10,430	$10,627
10/31/2018	$10,845	$10,348	$10,538
11/30/2018	$10,849	$10,410	$10,586
12/31/2018	$10,918	$10,601	$10,751
1/31/2019	$11,127	$10,713	$10,900
2/28/2019	$11,152	$10,707	$10,911
3/31/2019	$11,345	$10,913	$11,109
4/30/2019	$11,401	$10,916	$11,124
5/31/2019	$11,527	$11,109	$11,295
6/30/2019	$11,715	$11,249	$11,454
7/31/2019	$11,770	$11,274	$11,488
8/31/2019	$11,975	$11,566	$11,748
9/30/2019	$11,935	$11,504	$11,697
10/31/2019	$11,972	$11,539	$11,735
11/30/2019	$11,978	$11,533	$11,733
12/31/2019	$11,998	$11,525	$11,750
1/31/2020	$12,232	$11,747	$11,961
2/29/2020	$12,343	$11,958	$12,140
3/31/2020	$11,581	$11,888	$11,903
4/30/2020	$11,856	$12,099	$12,142
5/31/2020	$12,067	$12,155	$12,255
6/30/2020	$12,231	$12,232	$12,357
7/31/2020	$12,595	$12,415	$12,574
8/31/2020	$12,581	$12,314	$12,502
9/30/2020	$12,558	$12,308	$12,479
10/31/2020	$12,527	$12,253	$12,435
11/30/2020	$12,770	$12,373	$12,597
12/31/2020	$12,876	$12,390	$12,641
1/31/2021	$12,841	$12,301	$12,561
2/28/2021	$12,725	$12,124	$12,399
3/31/2021	$12,601	$11,972	$12,255
4/30/2021	$12,742	$12,067	$12,358
5/31/2021	$12,800	$12,106	$12,405
6/30/2021	$12,922	$12,191	$12,495
7/31/2021	$13,041	$12,328	$12,621
8/31/2021	$13,044	$12,304	$12,612
9/30/2021	$12,945	$12,198	$12,505
10/31/2021	$12,937	$12,194	$12,494
11/30/2021	$12,938	$12,230	$12,510
12/31/2021	$12,964	$12,199	$12,501
1/31/2022	$12,705	$11,936	$12,227
2/28/2022	$12,538	$11,803	$12,060
3/31/2022	$12,187	$11,475	$11,737
4/30/2022	$11,759	$11,040	$11,299
5/31/2022	$11,723	$11,111	$11,361
6/30/2022	$11,433	$10,936	$11,134
7/31/2022	$11,746	$11,204	$11,414
8/31/2022	$11,467	$10,887	$11,117
9/30/2022	$10,955	$10,417	$10,638
10/31/2022	$10,853	$10,282	$10,522
11/30/2022	$11,224	$10,660	$10,914
12/31/2022	$11,162	$10,612	$10,877
1/31/2023	$11,529	$10,938	$11,214
2/28/2023	$11,265	$10,656	$10,939
3/31/2023	$11,516	$10,926	$11,195
4/30/2023	$11,581	$10,992	$11,264
5/31/2023	$11,443	$10,873	$11,147
6/30/2023	$11,456	$10,834	$11,130
7/31/2023	$11,497	$10,826	$11,141
8/31/2023	$11,448	$10,757	$11,074
9/30/2023	$11,182	$10,484	$10,810
10/31/2023	$11,016	$10,318	$10,647
11/30/2023	$11,517	$10,786	$11,126
12/31/2023	$11,958	$11,199	$11,548
1/31/2024	$11,966	$11,168	$11,521
2/29/2024	$11,852	$11,010	$11,383
3/31/2024	$11,981	$11,112	$11,494
4/30/2024	$11,726	$10,831	$11,226
5/31/2024	$11,922	$11,015	$11,412
6/30/2024	$12,033	$11,119	$11,516
7/31/2024	$12,307	$11,379	$11,778
8/31/2024	$12,505	$11,542	$11,951
9/30/2024	$12,674	$11,697	$12,115
10/31/2024	$12,401	$11,407	$11,840
11/30/2024	$12,550	$11,527	$11,964

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/8/15
Class F at NAV	8.97%	0.94%	2.56%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.60%
Bloomberg U.S. Universal Index	7.53%	0.39%	2.02%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,413,253,254
# of Portfolio Holdings	698
Portfolio Turnover Rate	377%
Total Advisory Fees Paid	$6,313,663

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	10.20%
Basic Materials	1.51%
Communications	2.10%
Consumer Discretionary	2.94%
Consumer Non-cyclical	0.26%
Consumer Staples	4.51%
Energy	6.17%
Financial	14.78%
Government	18.52%
Industrial	2.30%
Mortgage Securities	27.49%
Natural Gas	0.04%
Technology	2.42%
Utilities	4.28%
Repurchase Agreements	1.76%
Money Market FundsFootnote Reference(a)	0.65%
Time DepositsFootnote Reference(a)	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LPLFX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8798-F

01/25

Class F3

LOPLX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$38	0.36%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 9.08%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,071	$10,051	$10,059
5/31/2017	$10,147	$10,128	$10,137
6/30/2017	$10,136	$10,118	$10,128
7/31/2017	$10,212	$10,162	$10,178
8/31/2017	$10,261	$10,253	$10,266
9/30/2017	$10,250	$10,204	$10,230
10/31/2017	$10,281	$10,210	$10,242
11/30/2017	$10,271	$10,197	$10,227
12/31/2017	$10,315	$10,244	$10,272
1/31/2018	$10,257	$10,126	$10,173
2/28/2018	$10,171	$10,030	$10,077
3/31/2018	$10,190	$10,094	$10,127
4/30/2018	$10,145	$10,019	$10,060
5/31/2018	$10,179	$10,091	$10,115
6/30/2018	$10,166	$10,078	$10,100
7/31/2018	$10,216	$10,080	$10,121
8/31/2018	$10,250	$10,145	$10,171
9/30/2018	$10,264	$10,080	$10,127
10/31/2018	$10,174	$10,000	$10,043
11/30/2018	$10,186	$10,060	$10,088
12/31/2018	$10,252	$10,245	$10,246
1/31/2019	$10,449	$10,354	$10,387
2/28/2019	$10,473	$10,348	$10,398
3/31/2019	$10,663	$10,546	$10,586
4/30/2019	$10,717	$10,549	$10,601
5/31/2019	$10,837	$10,736	$10,763
6/30/2019	$11,015	$10,871	$10,916
7/31/2019	$11,068	$10,895	$10,948
8/31/2019	$11,262	$11,177	$11,196
9/30/2019	$11,226	$11,118	$11,147
10/31/2019	$11,262	$11,151	$11,183
11/30/2019	$11,269	$11,146	$11,181
12/31/2019	$11,288	$11,138	$11,198
1/31/2020	$11,502	$11,352	$11,399
2/29/2020	$11,607	$11,557	$11,569
3/31/2020	$10,892	$11,489	$11,343
4/30/2020	$11,152	$11,693	$11,571
5/31/2020	$11,359	$11,747	$11,679
6/30/2020	$11,507	$11,821	$11,776
7/31/2020	$11,851	$11,998	$11,983
8/31/2020	$11,840	$11,901	$11,914
9/30/2020	$11,820	$11,894	$11,892
10/31/2020	$11,800	$11,841	$11,850
11/30/2020	$12,023	$11,958	$12,005
12/31/2020	$12,125	$11,974	$12,046
1/31/2021	$12,095	$11,888	$11,970
2/28/2021	$11,986	$11,716	$11,816
3/31/2021	$11,880	$11,570	$11,678
4/30/2021	$12,007	$11,662	$11,777
5/31/2021	$12,063	$11,700	$11,821
6/30/2021	$12,180	$11,782	$11,908
7/31/2021	$12,294	$11,914	$12,027
8/31/2021	$12,299	$11,891	$12,019
9/30/2021	$12,208	$11,788	$11,917
10/31/2021	$12,203	$11,785	$11,907
11/30/2021	$12,205	$11,820	$11,921
12/31/2021	$12,233	$11,789	$11,913
1/31/2022	$11,990	$11,535	$11,652
2/28/2022	$11,835	$11,407	$11,493
3/31/2022	$11,506	$11,090	$11,185
4/30/2022	$11,103	$10,669	$10,768
5/31/2022	$11,071	$10,738	$10,827
6/30/2022	$10,799	$10,569	$10,610
7/31/2022	$11,105	$10,828	$10,877
8/31/2022	$10,836	$10,522	$10,594
9/30/2022	$10,361	$10,067	$10,138
10/31/2022	$10,259	$9,937	$10,027
11/30/2022	$10,611	$10,302	$10,401
12/31/2022	$10,554	$10,256	$10,365
1/31/2023	$10,902	$10,571	$10,687
2/28/2023	$10,653	$10,298	$10,424
3/31/2023	$10,892	$10,559	$10,669
4/30/2023	$10,955	$10,623	$10,734
5/31/2023	$10,826	$10,508	$10,623
6/30/2023	$10,840	$10,470	$10,606
7/31/2023	$10,881	$10,463	$10,617
8/31/2023	$10,836	$10,396	$10,553
9/30/2023	$10,586	$10,132	$10,301
10/31/2023	$10,431	$9,972	$10,146
11/30/2023	$10,915	$10,424	$10,603
12/31/2023	$11,326	$10,823	$11,005
1/31/2024	$11,335	$10,793	$10,979
2/29/2024	$11,229	$10,640	$10,847
3/31/2024	$11,353	$10,739	$10,954
4/30/2024	$11,113	$10,467	$10,698
5/31/2024	$11,301	$10,645	$10,875
6/30/2024	$11,408	$10,746	$10,975
7/31/2024	$11,678	$10,997	$11,224
8/31/2024	$11,858	$11,155	$11,389
9/30/2024	$12,029	$11,304	$11,545
10/31/2024	$11,772	$11,024	$11,283
11/30/2024	$11,906	$11,140	$11,402

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	9.08%	1.11%	2.30%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.42%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.73%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,413,253,254
# of Portfolio Holdings	698
Portfolio Turnover Rate	377%
Total Advisory Fees Paid	$6,313,663

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	10.20%
Basic Materials	1.51%
Communications	2.10%
Consumer Discretionary	2.94%
Consumer Non-cyclical	0.26%
Consumer Staples	4.51%
Energy	6.17%
Financial	14.78%
Government	18.52%
Industrial	2.30%
Mortgage Securities	27.49%
Natural Gas	0.04%
Technology	2.42%
Utilities	4.28%
Repurchase Agreements	1.76%
Money Market FundsFootnote Reference(a)	0.65%
Time DepositsFootnote Reference(a)	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOPLX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8966-F3

01/25

Class I

LAPIX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.43%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 9.08%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,943	$9,973	$9,966
1/31/2016	$9,914	$10,110	$10,076
2/29/2016	$9,920	$10,182	$10,147
3/31/2016	$10,189	$10,275	$10,272
4/30/2016	$10,336	$10,315	$10,342
5/31/2016	$10,333	$10,318	$10,350
6/30/2016	$10,479	$10,503	$10,532
7/31/2016	$10,641	$10,569	$10,619
8/31/2016	$10,693	$10,557	$10,630
9/30/2016	$10,715	$10,551	$10,633
10/31/2016	$10,691	$10,470	$10,562
11/30/2016	$10,471	$10,223	$10,325
12/31/2016	$10,523	$10,237	$10,355
1/31/2017	$10,609	$10,257	$10,392
2/28/2017	$10,681	$10,326	$10,472
3/31/2017	$10,684	$10,321	$10,469
4/30/2017	$10,785	$10,400	$10,555
5/31/2017	$10,859	$10,480	$10,637
6/30/2017	$10,847	$10,470	$10,628
7/31/2017	$10,928	$10,515	$10,681
8/31/2017	$10,988	$10,609	$10,773
9/30/2017	$10,975	$10,559	$10,735
10/31/2017	$11,000	$10,565	$10,748
11/30/2017	$10,988	$10,551	$10,732
12/31/2017	$11,034	$10,600	$10,779
1/31/2018	$10,971	$10,478	$10,675
2/28/2018	$10,879	$10,378	$10,574
3/31/2018	$10,900	$10,445	$10,627
4/30/2018	$10,849	$10,367	$10,556
5/31/2018	$10,878	$10,441	$10,614
6/30/2018	$10,871	$10,428	$10,599
7/31/2018	$10,917	$10,431	$10,621
8/31/2018	$10,961	$10,498	$10,673
9/30/2018	$10,969	$10,430	$10,627
10/31/2018	$10,878	$10,348	$10,538
11/30/2018	$10,883	$10,410	$10,586
12/31/2018	$10,954	$10,601	$10,751
1/31/2019	$11,164	$10,713	$10,900
2/28/2019	$11,190	$10,707	$10,911
3/31/2019	$11,394	$10,913	$11,109
4/30/2019	$11,452	$10,916	$11,124
5/31/2019	$11,580	$11,109	$11,295
6/30/2019	$11,770	$11,249	$11,454
7/31/2019	$11,826	$11,274	$11,488
8/31/2019	$12,033	$11,566	$11,748
9/30/2019	$11,993	$11,504	$11,697
10/31/2019	$12,031	$11,539	$11,735
11/30/2019	$12,038	$11,533	$11,733
12/31/2019	$12,058	$11,525	$11,750
1/31/2020	$12,295	$11,747	$11,961
2/29/2020	$12,407	$11,958	$12,140
3/31/2020	$11,643	$11,888	$11,903
4/30/2020	$11,920	$12,099	$12,142
5/31/2020	$12,133	$12,155	$12,255
6/30/2020	$12,299	$12,232	$12,357
7/31/2020	$12,657	$12,415	$12,574
8/31/2020	$12,652	$12,314	$12,502
9/30/2020	$12,630	$12,308	$12,479
10/31/2020	$12,600	$12,253	$12,435
11/30/2020	$12,845	$12,373	$12,597
12/31/2020	$12,953	$12,390	$12,641
1/31/2021	$12,920	$12,301	$12,561
2/28/2021	$12,803	$12,124	$12,399
3/31/2021	$12,680	$11,972	$12,255
4/30/2021	$12,823	$12,067	$12,358
5/31/2021	$12,874	$12,106	$12,405
6/30/2021	$13,006	$12,191	$12,495
7/31/2021	$13,127	$12,328	$12,621
8/31/2021	$13,131	$12,304	$12,612
9/30/2021	$13,034	$12,198	$12,505
10/31/2021	$13,027	$12,194	$12,494
11/30/2021	$13,028	$12,230	$12,510
12/31/2021	$13,056	$12,199	$12,501
1/31/2022	$12,796	$11,936	$12,227
2/28/2022	$12,621	$11,803	$12,060
3/31/2022	$12,277	$11,475	$11,737
4/30/2022	$11,847	$11,040	$11,299
5/31/2022	$11,803	$11,111	$11,361
6/30/2022	$11,521	$10,936	$11,134
7/31/2022	$11,837	$11,204	$11,414
8/31/2022	$11,558	$10,887	$11,117
9/30/2022	$11,042	$10,417	$10,638
10/31/2022	$10,941	$10,282	$10,522
11/30/2022	$11,307	$10,660	$10,914
12/31/2022	$11,245	$10,612	$10,877
1/31/2023	$11,616	$10,938	$11,214
2/28/2023	$11,351	$10,656	$10,939
3/31/2023	$11,605	$10,926	$11,195
4/30/2023	$11,672	$10,992	$11,264
5/31/2023	$11,533	$10,873	$11,147
6/30/2023	$11,548	$10,834	$11,130
7/31/2023	$11,590	$10,826	$11,141
8/31/2023	$11,542	$10,757	$11,074
9/30/2023	$11,274	$10,484	$10,810
10/31/2023	$11,108	$10,318	$10,647
11/30/2023	$11,614	$10,786	$11,126
12/31/2023	$12,060	$11,199	$11,548
1/31/2024	$12,068	$11,168	$11,521
2/29/2024	$11,955	$11,010	$11,383
3/31/2024	$12,086	$11,112	$11,494
4/30/2024	$11,830	$10,831	$11,226
5/31/2024	$12,029	$11,015	$11,412
6/30/2024	$12,142	$11,119	$11,516
7/31/2024	$12,429	$11,379	$11,778
8/31/2024	$12,620	$11,542	$11,951
9/30/2024	$12,801	$11,697	$12,115
10/31/2024	$12,517	$11,407	$11,840
11/30/2024	$12,669	$11,527	$11,964

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/8/15
Class I at NAV	9.08%	1.03%	2.67%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.60%
Bloomberg U.S. Universal Index	7.53%	0.39%	2.02%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,413,253,254
# of Portfolio Holdings	698
Portfolio Turnover Rate	377%
Total Advisory Fees Paid	$6,313,663

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	10.20%
Basic Materials	1.51%
Communications	2.10%
Consumer Discretionary	2.94%
Consumer Non-cyclical	0.26%
Consumer Staples	4.51%
Energy	6.17%
Financial	14.78%
Government	18.52%
Industrial	2.30%
Mortgage Securities	27.49%
Natural Gas	0.04%
Technology	2.42%
Utilities	4.28%
Repurchase Agreements	1.76%
Money Market FundsFootnote Reference(a)	0.65%
Time DepositsFootnote Reference(a)	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LAPIX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8799-I

01/25

Class R3

LAPQX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$98	0.94%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.54%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,939	$9,973	$9,966
1/31/2016	$9,907	$10,110	$10,076
2/29/2016	$9,908	$10,182	$10,147
3/31/2016	$10,173	$10,275	$10,272
4/30/2016	$10,316	$10,315	$10,342
5/31/2016	$10,308	$10,318	$10,350
6/30/2016	$10,450	$10,503	$10,532
7/31/2016	$10,607	$10,569	$10,619
8/31/2016	$10,654	$10,557	$10,630
9/30/2016	$10,672	$10,551	$10,633
10/31/2016	$10,643	$10,470	$10,562
11/30/2016	$10,420	$10,223	$10,325
12/31/2016	$10,467	$10,237	$10,355
1/31/2017	$10,548	$10,257	$10,392
2/28/2017	$10,616	$10,326	$10,472
3/31/2017	$10,614	$10,321	$10,469
4/30/2017	$10,710	$10,400	$10,555
5/31/2017	$10,779	$10,480	$10,637
6/30/2017	$10,763	$10,470	$10,628
7/31/2017	$10,839	$10,515	$10,681
8/31/2017	$10,894	$10,609	$10,773
9/30/2017	$10,870	$10,559	$10,735
10/31/2017	$10,896	$10,565	$10,748
11/30/2017	$10,880	$10,551	$10,732
12/31/2017	$10,921	$10,600	$10,779
1/31/2018	$10,847	$10,478	$10,675
2/28/2018	$10,752	$10,378	$10,574
3/31/2018	$10,775	$10,445	$10,627
4/30/2018	$10,720	$10,367	$10,556
5/31/2018	$10,745	$10,441	$10,614
6/30/2018	$10,733	$10,428	$10,599
7/31/2018	$10,773	$10,431	$10,621
8/31/2018	$10,813	$10,498	$10,673
9/30/2018	$10,815	$10,430	$10,627
10/31/2018	$10,721	$10,348	$10,538
11/30/2018	$10,722	$10,410	$10,586
12/31/2018	$10,787	$10,601	$10,751
1/31/2019	$10,989	$10,713	$10,900
2/28/2019	$11,010	$10,707	$10,911
3/31/2019	$11,206	$10,913	$11,109
4/30/2019	$11,258	$10,916	$11,124
5/31/2019	$11,379	$11,109	$11,295
6/30/2019	$11,561	$11,249	$11,454
7/31/2019	$11,612	$11,274	$11,488
8/31/2019	$11,811	$11,566	$11,748
9/30/2019	$11,767	$11,504	$11,697
10/31/2019	$11,800	$11,539	$11,735
11/30/2019	$11,803	$11,533	$11,733
12/31/2019	$11,819	$11,525	$11,750
1/31/2020	$12,046	$11,747	$11,961
2/29/2020	$12,151	$11,958	$12,140
3/31/2020	$11,398	$11,888	$11,903
4/30/2020	$11,665	$12,099	$12,142
5/31/2020	$11,869	$12,155	$12,255
6/30/2020	$12,026	$12,232	$12,357
7/31/2020	$12,371	$12,415	$12,574
8/31/2020	$12,353	$12,314	$12,502
9/30/2020	$12,335	$12,308	$12,479
10/31/2020	$12,300	$12,253	$12,435
11/30/2020	$12,534	$12,373	$12,597
12/31/2020	$12,635	$12,390	$12,641
1/31/2021	$12,596	$12,301	$12,561
2/28/2021	$12,478	$12,124	$12,399
3/31/2021	$12,353	$11,972	$12,255
4/30/2021	$12,487	$12,067	$12,358
5/31/2021	$12,532	$12,106	$12,405
6/30/2021	$12,655	$12,191	$12,495
7/31/2021	$12,767	$12,328	$12,621
8/31/2021	$12,758	$12,304	$12,612
9/30/2021	$12,666	$12,198	$12,505
10/31/2021	$12,654	$12,194	$12,494
11/30/2021	$12,651	$12,230	$12,510
12/31/2021	$12,664	$12,199	$12,501
1/31/2022	$12,407	$11,936	$12,227
2/28/2022	$12,240	$11,803	$12,060
3/31/2022	$11,902	$11,475	$11,737
4/30/2022	$11,480	$11,040	$11,299
5/31/2022	$11,441	$11,111	$11,361
6/30/2022	$11,155	$10,936	$11,134
7/31/2022	$11,456	$11,204	$11,414
8/31/2022	$11,181	$10,887	$11,117
9/30/2022	$10,678	$10,417	$10,638
10/31/2022	$10,576	$10,282	$10,522
11/30/2022	$10,925	$10,660	$10,914
12/31/2022	$10,869	$10,612	$10,877
1/31/2023	$11,223	$10,938	$11,214
2/28/2023	$10,962	$10,656	$10,939
3/31/2023	$11,203	$10,926	$11,195
4/30/2023	$11,263	$10,992	$11,264
5/31/2023	$11,124	$10,873	$11,147
6/30/2023	$11,134	$10,834	$11,130
7/31/2023	$11,170	$10,826	$11,141
8/31/2023	$11,119	$10,757	$11,074
9/30/2023	$10,857	$10,484	$10,810
10/31/2023	$10,692	$10,318	$10,647
11/30/2023	$11,174	$10,786	$11,126
12/31/2023	$11,598	$11,199	$11,548
1/31/2024	$11,602	$11,168	$11,521
2/29/2024	$11,479	$11,010	$11,383
3/31/2024	$11,610	$11,112	$11,494
4/30/2024	$11,359	$10,831	$11,226
5/31/2024	$11,545	$11,015	$11,412
6/30/2024	$11,649	$11,119	$11,516
7/31/2024	$11,910	$11,379	$11,778
8/31/2024	$12,098	$11,542	$11,951
9/30/2024	$12,257	$11,697	$12,115
10/31/2024	$11,989	$11,407	$11,840
11/30/2024	$12,129	$11,527	$11,964

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/8/15
Class R3 at NAV	8.54%	0.55%	2.17%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.60%
Bloomberg U.S. Universal Index	7.53%	0.39%	2.02%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,413,253,254
# of Portfolio Holdings	698
Portfolio Turnover Rate	377%
Total Advisory Fees Paid	$6,313,663

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	10.20%
Basic Materials	1.51%
Communications	2.10%
Consumer Discretionary	2.94%
Consumer Non-cyclical	0.26%
Consumer Staples	4.51%
Energy	6.17%
Financial	14.78%
Government	18.52%
Industrial	2.30%
Mortgage Securities	27.49%
Natural Gas	0.04%
Technology	2.42%
Utilities	4.28%
Repurchase Agreements	1.76%
Money Market FundsFootnote Reference(a)	0.65%
Time DepositsFootnote Reference(a)	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LAPQX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8801-R3

01/25

Class R4

LAPUX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$72	0.69%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.72%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,941	$9,973	$9,966
1/31/2016	$9,911	$10,110	$10,076
2/29/2016	$9,914	$10,182	$10,147
3/31/2016	$10,181	$10,275	$10,272
4/30/2016	$10,326	$10,315	$10,342
5/31/2016	$10,321	$10,318	$10,350
6/30/2016	$10,464	$10,503	$10,532
7/31/2016	$10,624	$10,569	$10,619
8/31/2016	$10,673	$10,557	$10,630
9/30/2016	$10,693	$10,551	$10,633
10/31/2016	$10,667	$10,470	$10,562
11/30/2016	$10,445	$10,223	$10,325
12/31/2016	$10,495	$10,237	$10,355
1/31/2017	$10,578	$10,257	$10,392
2/28/2017	$10,648	$10,326	$10,472
3/31/2017	$10,648	$10,321	$10,469
4/30/2017	$10,747	$10,400	$10,555
5/31/2017	$10,818	$10,480	$10,637
6/30/2017	$10,805	$10,470	$10,628
7/31/2017	$10,883	$10,515	$10,681
8/31/2017	$10,940	$10,609	$10,773
9/30/2017	$10,926	$10,559	$10,735
10/31/2017	$10,947	$10,565	$10,748
11/30/2017	$10,933	$10,551	$10,732
12/31/2017	$10,977	$10,600	$10,779
1/31/2018	$10,904	$10,478	$10,675
2/28/2018	$10,818	$10,378	$10,574
3/31/2018	$10,837	$10,445	$10,627
4/30/2018	$10,784	$10,367	$10,556
5/31/2018	$10,811	$10,441	$10,614
6/30/2018	$10,801	$10,428	$10,599
7/31/2018	$10,844	$10,431	$10,621
8/31/2018	$10,886	$10,498	$10,673
9/30/2018	$10,891	$10,430	$10,627
10/31/2018	$10,798	$10,348	$10,538
11/30/2018	$10,801	$10,410	$10,586
12/31/2018	$10,869	$10,601	$10,751
1/31/2019	$11,075	$10,713	$10,900
2/28/2019	$11,099	$10,707	$10,911
3/31/2019	$11,298	$10,913	$11,109
4/30/2019	$11,353	$10,916	$11,124
5/31/2019	$11,478	$11,109	$11,295
6/30/2019	$11,664	$11,249	$11,454
7/31/2019	$11,717	$11,274	$11,488
8/31/2019	$11,920	$11,566	$11,748
9/30/2019	$11,879	$11,504	$11,697
10/31/2019	$11,915	$11,539	$11,735
11/30/2019	$11,920	$11,533	$11,733
12/31/2019	$11,937	$11,525	$11,750
1/31/2020	$12,170	$11,747	$11,961
2/29/2020	$12,270	$11,958	$12,140
3/31/2020	$11,519	$11,888	$11,903
4/30/2020	$11,783	$12,099	$12,142
5/31/2020	$12,000	$12,155	$12,255
6/30/2020	$12,161	$12,232	$12,357
7/31/2020	$12,513	$12,415	$12,574
8/31/2020	$12,505	$12,314	$12,502
9/30/2020	$12,481	$12,308	$12,479
10/31/2020	$12,448	$12,253	$12,435
11/30/2020	$12,688	$12,373	$12,597
12/31/2020	$12,792	$12,390	$12,641
1/31/2021	$12,756	$12,301	$12,561
2/28/2021	$12,639	$12,124	$12,399
3/31/2021	$12,514	$11,972	$12,255
4/30/2021	$12,654	$12,067	$12,358
5/31/2021	$12,709	$12,106	$12,405
6/30/2021	$12,829	$12,191	$12,495
7/31/2021	$12,945	$12,328	$12,621
8/31/2021	$12,947	$12,304	$12,612
9/30/2021	$12,848	$12,198	$12,505
10/31/2021	$12,838	$12,194	$12,494
11/30/2021	$12,838	$12,230	$12,510
12/31/2021	$12,863	$12,199	$12,501
1/31/2022	$12,604	$11,936	$12,227
2/28/2022	$12,429	$11,803	$12,060
3/31/2022	$12,088	$11,475	$11,737
4/30/2022	$11,662	$11,040	$11,299
5/31/2022	$11,624	$11,111	$11,361
6/30/2022	$11,336	$10,936	$11,134
7/31/2022	$11,653	$11,204	$11,414
8/31/2022	$11,368	$10,887	$11,117
9/30/2022	$10,867	$10,417	$10,638
10/31/2022	$10,756	$10,282	$10,522
11/30/2022	$11,122	$10,660	$10,914
12/31/2022	$11,060	$10,612	$10,877
1/31/2023	$11,422	$10,938	$11,214
2/28/2023	$11,158	$10,656	$10,939
3/31/2023	$11,406	$10,926	$11,195
4/30/2023	$11,478	$10,992	$11,264
5/31/2023	$11,339	$10,873	$11,147
6/30/2023	$11,343	$10,834	$11,130
7/31/2023	$11,391	$10,826	$11,141
8/31/2023	$11,332	$10,757	$11,074
9/30/2023	$11,067	$10,484	$10,810
10/31/2023	$10,902	$10,318	$10,647
11/30/2023	$11,405	$10,786	$11,126
12/31/2023	$11,831	$11,199	$11,548
1/31/2024	$11,837	$11,168	$11,521
2/29/2024	$11,723	$11,010	$11,383
3/31/2024	$11,849	$11,112	$11,494
4/30/2024	$11,596	$10,831	$11,226
5/31/2024	$11,788	$11,015	$11,412
6/30/2024	$11,897	$11,119	$11,516
7/31/2024	$12,175	$11,379	$11,778
8/31/2024	$12,360	$11,542	$11,951
9/30/2024	$12,535	$11,697	$12,115
10/31/2024	$12,254	$11,407	$11,840
11/30/2024	$12,400	$11,527	$11,964

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/8/15
Class R4 at NAV	8.72%	0.79%	2.42%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.60%
Bloomberg U.S. Universal Index	7.53%	0.39%	2.02%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,413,253,254
# of Portfolio Holdings	698
Portfolio Turnover Rate	377%
Total Advisory Fees Paid	$6,313,663

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	10.20%
Basic Materials	1.51%
Communications	2.10%
Consumer Discretionary	2.94%
Consumer Non-cyclical	0.26%
Consumer Staples	4.51%
Energy	6.17%
Financial	14.78%
Government	18.52%
Industrial	2.30%
Mortgage Securities	27.49%
Natural Gas	0.04%
Technology	2.42%
Utilities	4.28%
Repurchase Agreements	1.76%
Money Market FundsFootnote Reference(a)	0.65%
Time DepositsFootnote Reference(a)	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LAPUX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8802-R4

01/25

Class R5

LAPVX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$45	0.43%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 9.00%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,943	$9,973	$9,966
1/31/2016	$9,914	$10,110	$10,076
2/29/2016	$9,920	$10,182	$10,147
3/31/2016	$10,189	$10,275	$10,272
4/30/2016	$10,336	$10,315	$10,342
5/31/2016	$10,333	$10,318	$10,350
6/30/2016	$10,479	$10,503	$10,532
7/31/2016	$10,641	$10,569	$10,619
8/31/2016	$10,692	$10,557	$10,630
9/30/2016	$10,715	$10,551	$10,633
10/31/2016	$10,691	$10,470	$10,562
11/30/2016	$10,470	$10,223	$10,325
12/31/2016	$10,523	$10,237	$10,355
1/31/2017	$10,609	$10,257	$10,392
2/28/2017	$10,681	$10,326	$10,472
3/31/2017	$10,683	$10,321	$10,469
4/30/2017	$10,785	$10,400	$10,555
5/31/2017	$10,858	$10,480	$10,637
6/30/2017	$10,847	$10,470	$10,628
7/31/2017	$10,928	$10,515	$10,681
8/31/2017	$10,987	$10,609	$10,773
9/30/2017	$10,975	$10,559	$10,735
10/31/2017	$10,999	$10,565	$10,748
11/30/2017	$10,988	$10,551	$10,732
12/31/2017	$11,033	$10,600	$10,779
1/31/2018	$10,963	$10,478	$10,675
2/28/2018	$10,878	$10,378	$10,574
3/31/2018	$10,899	$10,445	$10,627
4/30/2018	$10,848	$10,367	$10,556
5/31/2018	$10,878	$10,441	$10,614
6/30/2018	$10,870	$10,428	$10,599
7/31/2018	$10,916	$10,431	$10,621
8/31/2018	$10,960	$10,498	$10,673
9/30/2018	$10,967	$10,430	$10,627
10/31/2018	$10,876	$10,348	$10,538
11/30/2018	$10,881	$10,410	$10,586
12/31/2018	$10,952	$10,601	$10,751
1/31/2019	$11,162	$10,713	$10,900
2/28/2019	$11,188	$10,707	$10,911
3/31/2019	$11,391	$10,913	$11,109
4/30/2019	$11,449	$10,916	$11,124
5/31/2019	$11,577	$11,109	$11,295
6/30/2019	$11,767	$11,249	$11,454
7/31/2019	$11,823	$11,274	$11,488
8/31/2019	$12,031	$11,566	$11,748
9/30/2019	$11,992	$11,504	$11,697
10/31/2019	$12,030	$11,539	$11,735
11/30/2019	$12,038	$11,533	$11,733
12/31/2019	$12,058	$11,525	$11,750
1/31/2020	$12,296	$11,747	$11,961
2/29/2020	$12,407	$11,958	$12,140
3/31/2020	$11,644	$11,888	$11,903
4/30/2020	$11,921	$12,099	$12,142
5/31/2020	$12,142	$12,155	$12,255
6/30/2020	$12,300	$12,232	$12,357
7/31/2020	$12,666	$12,415	$12,574
8/31/2020	$12,654	$12,314	$12,502
9/30/2020	$12,632	$12,308	$12,479
10/31/2020	$12,601	$12,253	$12,435
11/30/2020	$12,847	$12,373	$12,597
12/31/2020	$12,955	$12,390	$12,641
1/31/2021	$12,930	$12,301	$12,561
2/28/2021	$12,805	$12,124	$12,399
3/31/2021	$12,690	$11,972	$12,255
4/30/2021	$12,825	$12,067	$12,358
5/31/2021	$12,884	$12,106	$12,405
6/30/2021	$13,016	$12,191	$12,495
7/31/2021	$13,128	$12,328	$12,621
8/31/2021	$13,133	$12,304	$12,612
9/30/2021	$13,034	$12,198	$12,505
10/31/2021	$13,028	$12,194	$12,494
11/30/2021	$13,038	$12,230	$12,510
12/31/2021	$13,057	$12,199	$12,501
1/31/2022	$12,797	$11,936	$12,227
2/28/2022	$12,631	$11,803	$12,060
3/31/2022	$12,279	$11,475	$11,737
4/30/2022	$11,848	$11,040	$11,299
5/31/2022	$11,813	$11,111	$11,361
6/30/2022	$11,522	$10,936	$11,134
7/31/2022	$11,848	$11,204	$11,414
8/31/2022	$11,560	$10,887	$11,117
9/30/2022	$11,054	$10,417	$10,638
10/31/2022	$10,944	$10,282	$10,522
11/30/2022	$11,319	$10,660	$10,914
12/31/2022	$11,257	$10,612	$10,877
1/31/2023	$11,637	$10,938	$11,214
2/28/2023	$11,363	$10,656	$10,939
3/31/2023	$11,617	$10,926	$11,195
4/30/2023	$11,693	$10,992	$11,264
5/31/2023	$11,554	$10,873	$11,147
6/30/2023	$11,560	$10,834	$11,130
7/31/2023	$11,612	$10,826	$11,141
8/31/2023	$11,554	$10,757	$11,074
9/30/2023	$11,287	$10,484	$10,810
10/31/2023	$11,121	$10,318	$10,647
11/30/2023	$11,636	$10,786	$11,126
12/31/2023	$12,073	$11,199	$11,548
1/31/2024	$12,091	$11,168	$11,521
2/29/2024	$11,968	$11,010	$11,383
3/31/2024	$12,100	$11,112	$11,494
4/30/2024	$11,853	$10,831	$11,226
5/31/2024	$12,043	$11,015	$11,412
6/30/2024	$12,165	$11,119	$11,516
7/31/2024	$12,443	$11,379	$11,778
8/31/2024	$12,634	$11,542	$11,951
9/30/2024	$12,816	$11,697	$12,115
10/31/2024	$12,541	$11,407	$11,840
11/30/2024	$12,683	$11,527	$11,964

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/8/15
Class R5 at NAV	9.00%	1.05%	2.68%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.60%
Bloomberg U.S. Universal Index	7.53%	0.39%	2.02%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,413,253,254
# of Portfolio Holdings	698
Portfolio Turnover Rate	377%
Total Advisory Fees Paid	$6,313,663

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	10.20%
Basic Materials	1.51%
Communications	2.10%
Consumer Discretionary	2.94%
Consumer Non-cyclical	0.26%
Consumer Staples	4.51%
Energy	6.17%
Financial	14.78%
Government	18.52%
Industrial	2.30%
Mortgage Securities	27.49%
Natural Gas	0.04%
Technology	2.42%
Utilities	4.28%
Repurchase Agreements	1.76%
Money Market FundsFootnote Reference(a)	0.65%
Time DepositsFootnote Reference(a)	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LAPVX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8803-R5

01/25

Class R6

LAPWX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Core Plus Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.36%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 9.07%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
12/8/2015	$10,000	$10,000	$10,000
12/31/2015	$9,944	$9,973	$9,966
1/31/2016	$9,917	$10,110	$10,076
2/29/2016	$9,923	$10,182	$10,147
3/31/2016	$10,194	$10,275	$10,272
4/30/2016	$10,343	$10,315	$10,342
5/31/2016	$10,340	$10,318	$10,350
6/30/2016	$10,488	$10,503	$10,532
7/31/2016	$10,651	$10,569	$10,619
8/31/2016	$10,704	$10,557	$10,630
9/30/2016	$10,728	$10,551	$10,633
10/31/2016	$10,705	$10,470	$10,562
11/30/2016	$10,486	$10,223	$10,325
12/31/2016	$10,539	$10,237	$10,355
1/31/2017	$10,627	$10,257	$10,392
2/28/2017	$10,700	$10,326	$10,472
3/31/2017	$10,704	$10,321	$10,469
4/30/2017	$10,807	$10,400	$10,555
5/31/2017	$10,881	$10,480	$10,637
6/30/2017	$10,870	$10,470	$10,628
7/31/2017	$10,953	$10,515	$10,681
8/31/2017	$11,013	$10,609	$10,773
9/30/2017	$11,001	$10,559	$10,735
10/31/2017	$11,027	$10,565	$10,748
11/30/2017	$11,016	$10,551	$10,732
12/31/2017	$11,062	$10,600	$10,779
1/31/2018	$11,000	$10,478	$10,675
2/28/2018	$10,909	$10,378	$10,574
3/31/2018	$10,928	$10,445	$10,627
4/30/2018	$10,879	$10,367	$10,556
5/31/2018	$10,909	$10,441	$10,614
6/30/2018	$10,902	$10,428	$10,599
7/31/2018	$10,947	$10,431	$10,621
8/31/2018	$10,992	$10,498	$10,673
9/30/2018	$10,999	$10,430	$10,627
10/31/2018	$10,908	$10,348	$10,538
11/30/2018	$10,913	$10,410	$10,586
12/31/2018	$10,984	$10,601	$10,751
1/31/2019	$11,195	$10,713	$10,900
2/28/2019	$11,221	$10,707	$10,911
3/31/2019	$11,424	$10,913	$11,109
4/30/2019	$11,483	$10,916	$11,124
5/31/2019	$11,611	$11,109	$11,295
6/30/2019	$11,802	$11,249	$11,454
7/31/2019	$11,859	$11,274	$11,488
8/31/2019	$12,067	$11,566	$11,748
9/30/2019	$12,028	$11,504	$11,697
10/31/2019	$12,067	$11,539	$11,735
11/30/2019	$12,075	$11,533	$11,733
12/31/2019	$12,096	$11,525	$11,750
1/31/2020	$12,342	$11,747	$11,961
2/29/2020	$12,446	$11,958	$12,140
3/31/2020	$11,688	$11,888	$11,903
4/30/2020	$11,960	$12,099	$12,142
5/31/2020	$12,182	$12,155	$12,255
6/30/2020	$12,350	$12,232	$12,357
7/31/2020	$12,710	$12,415	$12,574
8/31/2020	$12,699	$12,314	$12,502
9/30/2020	$12,686	$12,308	$12,479
10/31/2020	$12,656	$12,253	$12,435
11/30/2020	$12,904	$12,373	$12,597
12/31/2020	$13,005	$12,390	$12,641
1/31/2021	$12,980	$12,301	$12,561
2/28/2021	$12,856	$12,124	$12,399
3/31/2021	$12,742	$11,972	$12,255
4/30/2021	$12,878	$12,067	$12,358
5/31/2021	$12,939	$12,106	$12,405
6/30/2021	$13,073	$12,191	$12,495
7/31/2021	$13,187	$12,328	$12,621
8/31/2021	$13,193	$12,304	$12,612
9/30/2021	$13,096	$12,198	$12,505
10/31/2021	$13,090	$12,194	$12,494
11/30/2021	$13,101	$12,230	$12,510
12/31/2021	$13,122	$12,199	$12,501
1/31/2022	$12,861	$11,936	$12,227
2/28/2022	$12,695	$11,803	$12,060
3/31/2022	$12,342	$11,475	$11,737
4/30/2022	$11,919	$11,040	$11,299
5/31/2022	$11,876	$11,111	$11,361
6/30/2022	$11,593	$10,936	$11,134
7/31/2022	$11,912	$11,204	$11,414
8/31/2022	$11,632	$10,887	$11,117
9/30/2022	$11,114	$10,417	$10,638
10/31/2022	$11,014	$10,282	$10,522
11/30/2022	$11,382	$10,660	$10,914
12/31/2022	$11,321	$10,612	$10,877
1/31/2023	$11,703	$10,938	$11,214
2/28/2023	$11,427	$10,656	$10,939
3/31/2023	$11,693	$10,926	$11,195
4/30/2023	$11,760	$10,992	$11,264
5/31/2023	$11,621	$10,873	$11,147
6/30/2023	$11,628	$10,834	$11,130
7/31/2023	$11,681	$10,826	$11,141
8/31/2023	$11,623	$10,757	$11,074
9/30/2023	$11,355	$10,484	$10,810
10/31/2023	$11,189	$10,318	$10,647
11/30/2023	$11,709	$10,786	$11,126
12/31/2023	$12,159	$11,199	$11,548
1/31/2024	$12,168	$11,168	$11,521
2/29/2024	$12,045	$11,010	$11,383
3/31/2024	$12,178	$11,112	$11,494
4/30/2024	$11,921	$10,831	$11,226
5/31/2024	$12,122	$11,015	$11,412
6/30/2024	$12,237	$11,119	$11,516
7/31/2024	$12,527	$11,379	$11,778
8/31/2024	$12,720	$11,542	$11,951
9/30/2024	$12,903	$11,697	$12,115
10/31/2024	$12,627	$11,407	$11,840
11/30/2024	$12,771	$11,527	$11,964

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 12/8/15
Class R6 at NAV	9.07%	1.13%	2.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.60%
Bloomberg U.S. Universal Index	7.53%	0.39%	2.02%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,413,253,254
# of Portfolio Holdings	698
Portfolio Turnover Rate	377%
Total Advisory Fees Paid	$6,313,663

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	10.20%
Basic Materials	1.51%
Communications	2.10%
Consumer Discretionary	2.94%
Consumer Non-cyclical	0.26%
Consumer Staples	4.51%
Energy	6.17%
Financial	14.78%
Government	18.52%
Industrial	2.30%
Mortgage Securities	27.49%
Natural Gas	0.04%
Technology	2.42%
Utilities	4.28%
Repurchase Agreements	1.76%
Money Market FundsFootnote Reference(a)	0.65%
Time DepositsFootnote Reference(a)	0.07%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LAPWX

Lord Abbett Core Plus Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8804-R6

01/25

Class A

LFRAX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.80%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.10%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 10.16% return of a securities market index with investment characteristics similar to those of the Fund, the Credit Suisse Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Food/Tobacco and Transportation sectors. An underweight allocation to and security selection within BB-rated loans.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Retail sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Credit Suisse Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$9,779	$10,000	$10,000
12/31/2014	$9,669	$9,890	$10,009
1/31/2015	$9,682	$9,915	$10,219
2/28/2015	$9,841	$10,055	$10,123
3/31/2015	$9,867	$10,094	$10,170
4/30/2015	$9,954	$10,185	$10,134
5/31/2015	$9,971	$10,205	$10,109
6/30/2015	$9,932	$10,173	$9,999
7/31/2015	$9,936	$10,183	$10,069
8/31/2015	$9,876	$10,116	$10,054
9/30/2015	$9,824	$10,049	$10,122
10/31/2015	$9,838	$10,035	$10,124
11/30/2015	$9,765	$9,946	$10,097
12/31/2015	$9,702	$9,852	$10,064
1/31/2016	$9,650	$9,780	$10,203
2/29/2016	$9,631	$9,725	$10,275
3/31/2016	$9,868	$9,982	$10,370
4/30/2016	$10,051	$10,172	$10,409
5/31/2016	$10,135	$10,265	$10,412
6/30/2016	$10,141	$10,268	$10,599
7/31/2016	$10,283	$10,412	$10,666
8/31/2016	$10,371	$10,495	$10,654
9/30/2016	$10,443	$10,586	$10,648
10/31/2016	$10,504	$10,667	$10,566
11/30/2016	$10,542	$10,702	$10,316
12/31/2016	$10,661	$10,825	$10,331
1/31/2017	$10,725	$10,882	$10,351
2/28/2017	$10,765	$10,946	$10,421
3/31/2017	$10,759	$10,955	$10,415
4/30/2017	$10,799	$11,002	$10,496
5/31/2017	$10,826	$11,044	$10,576
6/30/2017	$10,807	$11,037	$10,566
7/31/2017	$10,895	$11,124	$10,611
8/31/2017	$10,876	$11,108	$10,706
9/30/2017	$10,928	$11,154	$10,655
10/31/2017	$11,005	$11,227	$10,662
11/30/2017	$11,032	$11,241	$10,648
12/31/2017	$11,073	$11,284	$10,697
1/31/2018	$11,189	$11,406	$10,574
2/28/2018	$11,194	$11,427	$10,473
3/31/2018	$11,203	$11,463	$10,540
4/30/2018	$11,262	$11,519	$10,462
5/31/2018	$11,273	$11,541	$10,537
6/30/2018	$11,284	$11,553	$10,524
7/31/2018	$11,358	$11,648	$10,526
8/31/2018	$11,408	$11,696	$10,594
9/30/2018	$11,482	$11,776	$10,526
10/31/2018	$11,446	$11,777	$10,443
11/30/2018	$11,335	$11,681	$10,505
12/31/2018	$11,048	$11,413	$10,698
1/31/2019	$11,257	$11,676	$10,812
2/28/2019	$11,446	$11,859	$10,805
3/31/2019	$11,425	$11,844	$11,013
4/30/2019	$11,619	$12,032	$11,016
5/31/2019	$11,570	$12,005	$11,211
6/30/2019	$11,611	$12,032	$11,352
7/31/2019	$11,694	$12,126	$11,377
8/31/2019	$11,644	$12,092	$11,672
9/30/2019	$11,683	$12,143	$11,610
10/31/2019	$11,590	$12,084	$11,645
11/30/2019	$11,664	$12,150	$11,639
12/31/2019	$11,859	$12,346	$11,630
1/31/2020	$11,882	$12,412	$11,854
2/29/2020	$11,658	$12,244	$12,068
3/31/2020	$9,991	$10,718	$11,997
4/30/2020	$10,268	$11,178	$12,210
5/31/2020	$10,663	$11,603	$12,267
6/30/2020	$10,744	$11,759	$12,344
7/31/2020	$10,950	$11,980	$12,528
8/31/2020	$11,115	$12,160	$12,427
9/30/2020	$11,151	$12,244	$12,420
10/31/2020	$11,175	$12,265	$12,365
11/30/2020	$11,479	$12,527	$12,486
12/31/2020	$11,658	$12,689	$12,504
1/31/2021	$11,781	$12,850	$12,414
2/28/2021	$11,861	$12,936	$12,235
3/31/2021	$11,870	$12,944	$12,082
4/30/2021	$11,919	$13,010	$12,177
5/31/2021	$12,002	$13,077	$12,217
6/30/2021	$12,084	$13,131	$12,303
7/31/2021	$12,052	$13,130	$12,440
8/31/2021	$12,120	$13,194	$12,417
9/30/2021	$12,202	$13,280	$12,309
10/31/2021	$12,226	$13,311	$12,306
11/30/2021	$12,176	$13,291	$12,342
12/31/2021	$12,256	$13,374	$12,311
1/31/2022	$12,276	$13,422	$12,045
2/28/2022	$12,208	$13,356	$11,911
3/31/2022	$12,245	$13,361	$11,580
4/30/2022	$12,222	$13,384	$11,141
5/31/2022	$11,922	$13,048	$11,213
6/30/2022	$11,608	$12,779	$11,037
7/31/2022	$11,851	$13,018	$11,306
8/31/2022	$12,009	$13,218	$10,987
9/30/2022	$11,750	$12,931	$10,512
10/31/2022	$11,876	$13,041	$10,376
11/30/2022	$12,017	$13,186	$10,758
12/31/2022	$12,030	$13,233	$10,709
1/31/2023	$12,305	$13,572	$11,039
2/28/2023	$12,371	$13,658	$10,753
3/31/2023	$12,388	$13,645	$11,026
4/30/2023	$12,501	$13,774	$11,093
5/31/2023	$12,481	$13,762	$10,972
6/30/2023	$12,789	$14,070	$10,933
7/31/2023	$12,943	$14,253	$10,926
8/31/2023	$13,087	$14,418	$10,856
9/30/2023	$13,178	$14,544	$10,580
10/31/2023	$13,144	$14,549	$10,413
11/30/2023	$13,337	$14,722	$10,884
12/31/2023	$13,551	$14,959	$11,301
1/31/2024	$13,648	$15,076	$11,270
2/29/2024	$13,776	$15,210	$11,111
3/31/2024	$13,911	$15,337	$11,213
4/30/2024	$14,003	$15,441	$10,930
5/31/2024	$14,115	$15,581	$11,116
6/30/2024	$14,165	$15,624	$11,221
7/31/2024	$14,263	$15,738	$11,483
8/31/2024	$14,348	$15,832	$11,648
9/30/2024	$14,446	$15,948	$11,804
10/31/2024	$14,556	$16,083	$11,511
11/30/2024	$14,685	$16,218	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	10.10%	4.71%	4.15%
Class A with sales charge	7.57%	4.24%	3.92%
Credit Suisse Leveraged Loan Index	10.16%	5.95%	4.95%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,810,974,507
# of Portfolio Holdings	486
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$22,799,143

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	3.13%
Basic Materials	2.42%
Communications	8.35%
Consumer Discretionary	11.79%
Consumer Staples	18.12%
Diversified	0.46%
Domestic Fixed Income	1.90%
Energy	2.40%
Financial	11.22%
Industrial	10.96%
Technology	16.26%
Utilities	3.70%
Repurchase Agreements	8.89%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LFRAX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-2081-A

01/25

Class C

LARCX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	1.41%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 9.30%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 10.16% return of a securities market index with investment characteristics similar to those of the Fund, the Credit Suisse Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Food/Tobacco and Transportation sectors. An underweight allocation to and security selection within BB-rated loans.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Retail sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Credit Suisse Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,881	$9,890	$10,009
1/31/2015	$9,890	$9,915	$10,219
2/28/2015	$10,047	$10,055	$10,123
3/31/2015	$10,068	$10,094	$10,170
4/30/2015	$10,141	$10,185	$10,134
5/31/2015	$10,153	$10,205	$10,109
6/30/2015	$10,119	$10,173	$9,999
7/31/2015	$10,107	$10,183	$10,069
8/31/2015	$10,051	$10,116	$10,054
9/30/2015	$9,982	$10,049	$10,122
10/31/2015	$9,991	$10,035	$10,124
11/30/2015	$9,912	$9,946	$10,097
12/31/2015	$9,854	$9,852	$10,064
1/31/2016	$9,796	$9,780	$10,203
2/29/2016	$9,771	$9,725	$10,275
3/31/2016	$10,007	$9,982	$10,370
4/30/2016	$10,187	$10,172	$10,409
5/31/2016	$10,267	$10,265	$10,412
6/30/2016	$10,268	$10,268	$10,599
7/31/2016	$10,394	$10,412	$10,666
8/31/2016	$10,478	$10,495	$10,654
9/30/2016	$10,557	$10,586	$10,648
10/31/2016	$10,601	$10,667	$10,566
11/30/2016	$10,634	$10,702	$10,316
12/31/2016	$10,761	$10,825	$10,331
1/31/2017	$10,807	$10,882	$10,351
2/28/2017	$10,854	$10,946	$10,421
3/31/2017	$10,842	$10,955	$10,415
4/30/2017	$10,877	$11,002	$10,496
5/31/2017	$10,899	$11,044	$10,576
6/30/2017	$10,873	$11,037	$10,566
7/31/2017	$10,944	$11,124	$10,611
8/31/2017	$10,931	$11,108	$10,706
9/30/2017	$10,977	$11,154	$10,655
10/31/2017	$11,048	$11,227	$10,662
11/30/2017	$11,058	$11,241	$10,648
12/31/2017	$11,092	$11,284	$10,697
1/31/2018	$11,215	$11,406	$10,574
2/28/2018	$11,202	$11,427	$10,473
3/31/2018	$11,217	$11,463	$10,540
4/30/2018	$11,270	$11,519	$10,462
5/31/2018	$11,275	$11,541	$10,537
6/30/2018	$11,280	$11,553	$10,524
7/31/2018	$11,348	$11,648	$10,526
8/31/2018	$11,392	$11,696	$10,594
9/30/2018	$11,460	$11,776	$10,526
10/31/2018	$11,419	$11,777	$10,443
11/30/2018	$11,290	$11,681	$10,505
12/31/2018	$10,998	$11,413	$10,698
1/31/2019	$11,212	$11,676	$10,812
2/28/2019	$11,395	$11,859	$10,805
3/31/2019	$11,368	$11,844	$11,013
4/30/2019	$11,542	$12,032	$11,016
5/31/2019	$11,501	$12,005	$11,211
6/30/2019	$11,522	$12,032	$11,352
7/31/2019	$11,611	$12,126	$11,377
8/31/2019	$11,542	$12,092	$11,672
9/30/2019	$11,588	$12,143	$11,610
10/31/2019	$11,490	$12,084	$11,645
11/30/2019	$11,557	$12,150	$11,639
12/31/2019	$11,731	$12,346	$11,630
1/31/2020	$11,761	$12,412	$11,854
2/29/2020	$11,534	$12,244	$12,068
3/31/2020	$9,880	$10,718	$11,997
4/30/2020	$10,149	$11,178	$12,210
5/31/2020	$10,534	$11,603	$12,267
6/30/2020	$10,609	$11,759	$12,344
7/31/2020	$10,792	$11,980	$12,528
8/31/2020	$10,949	$12,160	$12,427
9/30/2020	$10,993	$12,244	$12,420
10/31/2020	$11,011	$12,265	$12,365
11/30/2020	$11,291	$12,527	$12,486
12/31/2020	$11,460	$12,689	$12,504
1/31/2021	$11,575	$12,850	$12,414
2/28/2021	$11,649	$12,936	$12,235
3/31/2021	$11,651	$12,944	$12,082
4/30/2021	$11,707	$13,010	$12,177
5/31/2021	$11,783	$13,077	$12,217
6/30/2021	$11,843	$13,131	$12,303
7/31/2021	$11,820	$13,130	$12,440
8/31/2021	$11,866	$13,194	$12,417
9/30/2021	$11,954	$13,280	$12,309
10/31/2021	$11,958	$13,311	$12,306
11/30/2021	$11,903	$13,291	$12,342
12/31/2021	$11,989	$13,374	$12,311
1/31/2022	$12,003	$13,422	$12,045
2/28/2022	$11,930	$13,356	$11,911
3/31/2022	$11,960	$13,361	$11,580
4/30/2022	$11,917	$13,384	$11,141
5/31/2022	$11,633	$13,048	$11,213
6/30/2022	$11,321	$12,779	$11,037
7/31/2022	$11,552	$13,018	$11,306
8/31/2022	$11,684	$13,218	$10,987
9/30/2022	$11,441	$12,931	$10,512
10/31/2022	$11,557	$13,041	$10,376
11/30/2022	$11,673	$13,186	$10,758
12/31/2022	$11,680	$13,233	$10,709
1/31/2023	$11,956	$13,572	$11,039
2/28/2023	$12,013	$13,658	$10,753
3/31/2023	$12,009	$13,645	$11,026
4/30/2023	$12,112	$13,774	$11,093
5/31/2023	$12,101	$13,762	$10,972
6/30/2023	$12,377	$14,070	$10,933
7/31/2023	$12,535	$14,253	$10,926
8/31/2023	$12,652	$14,418	$10,856
9/30/2023	$12,750	$14,544	$10,580
10/31/2023	$12,710	$14,549	$10,413
11/30/2023	$12,891	$14,722	$10,884
12/31/2023	$13,090	$14,959	$11,301
1/31/2024	$13,161	$15,076	$11,270
2/29/2024	$13,278	$15,210	$11,111
3/31/2024	$13,418	$15,337	$11,213
4/30/2024	$13,483	$15,441	$10,930
5/31/2024	$13,601	$15,581	$11,116
6/30/2024	$13,625	$15,624	$11,221
7/31/2024	$13,713	$15,738	$11,483
8/31/2024	$13,787	$15,832	$11,648
9/30/2024	$13,875	$15,948	$11,804
10/31/2024	$13,991	$16,083	$11,511
11/30/2024	$14,090	$16,218	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	9.30%	4.04%	3.49%
Class C with sales charge	8.30%	4.04%	3.49%
Credit Suisse Leveraged Loan Index	10.16%	5.95%	4.95%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,810,974,507
# of Portfolio Holdings	486
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$22,799,143

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	3.13%
Basic Materials	2.42%
Communications	8.35%
Consumer Discretionary	11.79%
Consumer Staples	18.12%
Diversified	0.46%
Domestic Fixed Income	1.90%
Energy	2.40%
Financial	11.22%
Industrial	10.96%
Technology	16.26%
Utilities	3.70%
Repurchase Agreements	8.89%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LARCX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-2083-C

01/25

Class F

LFRFX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$74	0.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.08%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 10.16% return of a securities market index with investment characteristics similar to those of the Fund, the Credit Suisse Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Food/Tobacco and Transportation sectors. An underweight allocation to and security selection within BB-rated loans.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Retail sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Credit Suisse Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,898	$9,890	$10,009
1/31/2015	$9,902	$9,915	$10,219
2/28/2015	$10,065	$10,055	$10,123
3/31/2015	$10,093	$10,094	$10,170
4/30/2015	$10,183	$10,185	$10,134
5/31/2015	$10,201	$10,205	$10,109
6/30/2015	$10,162	$10,173	$9,999
7/31/2015	$10,167	$10,183	$10,069
8/31/2015	$10,106	$10,116	$10,054
9/30/2015	$10,054	$10,049	$10,122
10/31/2015	$10,069	$10,035	$10,124
11/30/2015	$9,995	$9,946	$10,097
12/31/2015	$9,931	$9,852	$10,064
1/31/2016	$9,878	$9,780	$10,203
2/29/2016	$9,871	$9,725	$10,275
3/31/2016	$10,104	$9,982	$10,370
4/30/2016	$10,291	$10,172	$10,409
5/31/2016	$10,378	$10,265	$10,412
6/30/2016	$10,386	$10,268	$10,599
7/31/2016	$10,532	$10,412	$10,666
8/31/2016	$10,623	$10,495	$10,654
9/30/2016	$10,698	$10,586	$10,648
10/31/2016	$10,761	$10,667	$10,566
11/30/2016	$10,800	$10,702	$10,316
12/31/2016	$10,924	$10,825	$10,331
1/31/2017	$10,990	$10,882	$10,351
2/28/2017	$11,043	$10,946	$10,421
3/31/2017	$11,026	$10,955	$10,415
4/30/2017	$11,068	$11,002	$10,496
5/31/2017	$11,097	$11,044	$10,576
6/30/2017	$11,078	$11,037	$10,566
7/31/2017	$11,169	$11,124	$10,611
8/31/2017	$11,151	$11,108	$10,706
9/30/2017	$11,205	$11,154	$10,655
10/31/2017	$11,284	$11,227	$10,662
11/30/2017	$11,314	$11,241	$10,648
12/31/2017	$11,356	$11,284	$10,697
1/31/2018	$11,476	$11,406	$10,574
2/28/2018	$11,482	$11,427	$10,473
3/31/2018	$11,492	$11,463	$10,540
4/30/2018	$11,553	$11,519	$10,462
5/31/2018	$11,566	$11,541	$10,537
6/30/2018	$11,577	$11,553	$10,524
7/31/2018	$11,655	$11,648	$10,526
8/31/2018	$11,707	$11,696	$10,594
9/30/2018	$11,784	$11,776	$10,526
10/31/2018	$11,748	$11,777	$10,443
11/30/2018	$11,635	$11,681	$10,505
12/31/2018	$11,341	$11,413	$10,698
1/31/2019	$11,556	$11,676	$10,812
2/28/2019	$11,751	$11,859	$10,805
3/31/2019	$11,730	$11,844	$11,013
4/30/2019	$11,931	$12,032	$11,016
5/31/2019	$11,882	$12,005	$11,211
6/30/2019	$11,925	$12,032	$11,352
7/31/2019	$12,011	$12,126	$11,377
8/31/2019	$11,960	$12,092	$11,672
9/30/2019	$12,001	$12,143	$11,610
10/31/2019	$11,906	$12,084	$11,645
11/30/2019	$11,983	$12,150	$11,639
12/31/2019	$12,185	$12,346	$11,630
1/31/2020	$12,209	$12,412	$11,854
2/29/2020	$11,980	$12,244	$12,068
3/31/2020	$10,265	$10,718	$11,997
4/30/2020	$10,551	$11,178	$12,210
5/31/2020	$10,959	$11,603	$12,267
6/30/2020	$11,043	$11,759	$12,344
7/31/2020	$11,256	$11,980	$12,528
8/31/2020	$11,427	$12,160	$12,427
9/30/2020	$11,465	$12,244	$12,420
10/31/2020	$11,491	$12,265	$12,365
11/30/2020	$11,804	$12,527	$12,486
12/31/2020	$11,989	$12,689	$12,504
1/31/2021	$12,117	$12,850	$12,414
2/28/2021	$12,200	$12,936	$12,235
3/31/2021	$12,210	$12,944	$12,082
4/30/2021	$12,261	$13,010	$12,177
5/31/2021	$12,362	$13,077	$12,217
6/30/2021	$12,433	$13,131	$12,303
7/31/2021	$12,416	$13,130	$12,440
8/31/2021	$12,472	$13,194	$12,417
9/30/2021	$12,557	$13,280	$12,309
10/31/2021	$12,583	$13,311	$12,306
11/30/2021	$12,533	$13,291	$12,342
12/31/2021	$12,631	$13,374	$12,311
1/31/2022	$12,638	$13,422	$12,045
2/28/2022	$12,568	$13,356	$11,911
3/31/2022	$12,607	$13,361	$11,580
4/30/2022	$12,585	$13,384	$11,141
5/31/2022	$12,277	$13,048	$11,213
6/30/2022	$11,969	$12,779	$11,037
7/31/2022	$12,221	$13,018	$11,306
8/31/2022	$12,369	$13,218	$10,987
9/30/2022	$12,119	$12,931	$10,512
10/31/2022	$12,249	$13,041	$10,376
11/30/2022	$12,380	$13,186	$10,758
12/31/2022	$12,395	$13,233	$10,709
1/31/2023	$12,695	$13,572	$11,039
2/28/2023	$12,764	$13,658	$10,753
3/31/2023	$12,767	$13,645	$11,026
4/30/2023	$12,884	$13,774	$11,093
5/31/2023	$12,881	$13,762	$10,972
6/30/2023	$13,183	$14,070	$10,933
7/31/2023	$13,343	$14,253	$10,926
8/31/2023	$13,493	$14,418	$10,856
9/30/2023	$13,588	$14,544	$10,580
10/31/2023	$13,554	$14,549	$10,413
11/30/2023	$13,772	$14,722	$10,884
12/31/2023	$13,976	$14,959	$11,301
1/31/2024	$14,078	$15,076	$11,270
2/29/2024	$14,210	$15,210	$11,111
3/31/2024	$14,352	$15,337	$11,213
4/30/2024	$14,447	$15,441	$10,930
5/31/2024	$14,564	$15,581	$11,116
6/30/2024	$14,617	$15,624	$11,221
7/31/2024	$14,720	$15,738	$11,483
8/31/2024	$14,808	$15,832	$11,648
9/30/2024	$14,911	$15,948	$11,804
10/31/2024	$15,044	$16,083	$11,511
11/30/2024	$15,160	$16,218	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	10.08%	4.82%	4.25%
Credit Suisse Leveraged Loan Index	10.16%	5.95%	4.95%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,810,974,507
# of Portfolio Holdings	486
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$22,799,143

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	3.13%
Basic Materials	2.42%
Communications	8.35%
Consumer Discretionary	11.79%
Consumer Staples	18.12%
Diversified	0.46%
Domestic Fixed Income	1.90%
Energy	2.40%
Financial	11.22%
Industrial	10.96%
Technology	16.26%
Utilities	3.70%
Repurchase Agreements	8.89%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LFRFX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-2085-F

01/25

Class F3

LFROX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$56	0.53%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.40%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 10.16% return of a securities market index with investment characteristics similar to those of the Fund, the Credit Suisse Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Food/Tobacco and Transportation sectors. An underweight allocation to and security selection within BB-rated loans.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Retail sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Credit Suisse Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,034	$10,036	$10,051
5/31/2017	$10,062	$10,074	$10,128
6/30/2017	$10,056	$10,068	$10,118
7/31/2017	$10,130	$10,147	$10,162
8/31/2017	$10,126	$10,133	$10,253
9/30/2017	$10,176	$10,174	$10,204
10/31/2017	$10,239	$10,241	$10,210
11/30/2017	$10,267	$10,253	$10,197
12/31/2017	$10,307	$10,293	$10,244
1/31/2018	$10,417	$10,404	$10,126
2/28/2018	$10,423	$10,423	$10,030
3/31/2018	$10,434	$10,456	$10,094
4/30/2018	$10,491	$10,507	$10,019
5/31/2018	$10,515	$10,527	$10,091
6/30/2018	$10,516	$10,538	$10,078
7/31/2018	$10,587	$10,625	$10,080
8/31/2018	$10,636	$10,669	$10,145
9/30/2018	$10,707	$10,741	$10,080
10/31/2018	$10,676	$10,742	$10,000
11/30/2018	$10,575	$10,655	$10,060
12/31/2018	$10,310	$10,411	$10,245
1/31/2019	$10,519	$10,650	$10,354
2/28/2019	$10,686	$10,817	$10,348
3/31/2019	$10,668	$10,804	$10,546
4/30/2019	$10,852	$10,975	$10,549
5/31/2019	$10,809	$10,951	$10,736
6/30/2019	$10,850	$10,975	$10,871
7/31/2019	$10,930	$11,061	$10,895
8/31/2019	$10,885	$11,029	$11,177
9/30/2019	$10,924	$11,076	$11,118
10/31/2019	$10,839	$11,022	$11,151
11/30/2019	$10,911	$11,083	$11,146
12/31/2019	$11,096	$11,262	$11,138
1/31/2020	$11,120	$11,321	$11,352
2/29/2020	$10,913	$11,168	$11,557
3/31/2020	$9,356	$9,776	$11,489
4/30/2020	$9,617	$10,196	$11,693
5/31/2020	$10,002	$10,583	$11,747
6/30/2020	$10,067	$10,726	$11,821
7/31/2020	$10,262	$10,928	$11,998
8/31/2020	$10,419	$11,092	$11,901
9/30/2020	$10,455	$11,168	$11,894
10/31/2020	$10,493	$11,188	$11,841
11/30/2020	$10,766	$11,426	$11,958
12/31/2020	$10,936	$11,575	$11,974
1/31/2021	$11,054	$11,721	$11,888
2/28/2021	$11,132	$11,800	$11,716
3/31/2021	$11,142	$11,807	$11,570
4/30/2021	$11,191	$11,867	$11,662
5/31/2021	$11,284	$11,929	$11,700
6/30/2021	$11,350	$11,977	$11,782
7/31/2021	$11,336	$11,977	$11,914
8/31/2021	$11,389	$12,035	$11,891
9/30/2021	$11,468	$12,113	$11,788
10/31/2021	$11,494	$12,142	$11,785
11/30/2021	$11,449	$12,123	$11,820
12/31/2021	$11,541	$12,199	$11,789
1/31/2022	$11,562	$12,243	$11,535
2/28/2022	$11,486	$12,182	$11,407
3/31/2022	$11,523	$12,187	$11,090
4/30/2022	$11,505	$12,208	$10,669
5/31/2022	$11,225	$11,902	$10,738
6/30/2022	$10,932	$11,657	$10,569
7/31/2022	$11,178	$11,874	$10,828
8/31/2022	$11,315	$12,057	$10,522
9/30/2022	$11,074	$11,795	$10,067
10/31/2022	$11,209	$11,896	$9,937
11/30/2022	$11,331	$12,028	$10,302
12/31/2022	$11,346	$12,071	$10,256
1/31/2023	$11,622	$12,380	$10,571
2/28/2023	$11,672	$12,458	$10,298
3/31/2023	$11,691	$12,446	$10,559
4/30/2023	$11,801	$12,564	$10,623
5/31/2023	$11,799	$12,553	$10,508
6/30/2023	$12,077	$12,834	$10,470
7/31/2023	$12,225	$13,001	$10,463
8/31/2023	$12,364	$13,151	$10,396
9/30/2023	$12,453	$13,267	$10,132
10/31/2023	$12,423	$13,271	$9,972
11/30/2023	$12,608	$13,429	$10,424
12/31/2023	$12,813	$13,645	$10,823
1/31/2024	$12,908	$13,752	$10,793
2/29/2024	$13,031	$13,874	$10,640
3/31/2024	$13,162	$13,990	$10,739
4/30/2024	$13,252	$14,084	$10,467
5/31/2024	$13,361	$14,212	$10,645
6/30/2024	$13,411	$14,251	$10,746
7/31/2024	$13,508	$14,356	$10,997
8/31/2024	$13,591	$14,441	$11,155
9/30/2024	$13,686	$14,547	$11,304
10/31/2024	$13,811	$14,670	$11,024
11/30/2024	$13,919	$14,793	$11,140

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	10.40%	4.99%	4.41%
Credit Suisse Leveraged Loan Index	10.16%	5.95%	5.25%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.42%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,810,974,507
# of Portfolio Holdings	486
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$22,799,143

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	3.13%
Basic Materials	2.42%
Communications	8.35%
Consumer Discretionary	11.79%
Consumer Staples	18.12%
Diversified	0.46%
Domestic Fixed Income	1.90%
Energy	2.40%
Financial	11.22%
Industrial	10.96%
Technology	16.26%
Utilities	3.70%
Repurchase Agreements	8.89%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LFROX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8969-F3

01/25

Class I

LFRIX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	0.60%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.19%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 10.16% return of a securities market index with investment characteristics similar to those of the Fund, the Credit Suisse Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Food/Tobacco and Transportation sectors. An underweight allocation to and security selection within BB-rated loans.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Retail sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Credit Suisse Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,889	$9,890	$10,009
1/31/2015	$9,904	$9,915	$10,219
2/28/2015	$10,057	$10,055	$10,123
3/31/2015	$10,096	$10,094	$10,170
4/30/2015	$10,176	$10,185	$10,134
5/31/2015	$10,195	$10,205	$10,109
6/30/2015	$10,168	$10,173	$9,999
7/31/2015	$10,163	$10,183	$10,069
8/31/2015	$10,114	$10,116	$10,054
9/30/2015	$10,051	$10,049	$10,122
10/31/2015	$10,068	$10,035	$10,124
11/30/2015	$9,995	$9,946	$10,097
12/31/2015	$9,943	$9,852	$10,064
1/31/2016	$9,891	$9,780	$10,203
2/29/2016	$9,873	$9,725	$10,275
3/31/2016	$10,118	$9,982	$10,370
4/30/2016	$10,307	$10,172	$10,409
5/31/2016	$10,395	$10,265	$10,412
6/30/2016	$10,403	$10,268	$10,599
7/31/2016	$10,538	$10,412	$10,666
8/31/2016	$10,630	$10,495	$10,654
9/30/2016	$10,706	$10,586	$10,648
10/31/2016	$10,770	$10,667	$10,566
11/30/2016	$10,811	$10,702	$10,316
12/31/2016	$10,947	$10,825	$10,331
1/31/2017	$11,002	$10,882	$10,351
2/28/2017	$11,056	$10,946	$10,421
3/31/2017	$11,040	$10,955	$10,415
4/30/2017	$11,083	$11,002	$10,496
5/31/2017	$11,125	$11,044	$10,576
6/30/2017	$11,106	$11,037	$10,566
7/31/2017	$11,187	$11,124	$10,611
8/31/2017	$11,181	$11,108	$10,706
9/30/2017	$11,236	$11,154	$10,655
10/31/2017	$11,317	$11,227	$10,662
11/30/2017	$11,335	$11,241	$10,648
12/31/2017	$11,379	$11,284	$10,697
1/31/2018	$11,500	$11,406	$10,574
2/28/2018	$11,506	$11,427	$10,473
3/31/2018	$11,530	$11,463	$10,540
4/30/2018	$11,592	$11,519	$10,462
5/31/2018	$11,606	$11,541	$10,537
6/30/2018	$11,606	$11,553	$10,524
7/31/2018	$11,697	$11,648	$10,526
8/31/2018	$11,737	$11,696	$10,594
9/30/2018	$11,816	$11,776	$10,526
10/31/2018	$11,794	$11,777	$10,443
11/30/2018	$11,669	$11,681	$10,505
12/31/2018	$11,375	$11,413	$10,698
1/31/2019	$11,605	$11,676	$10,812
2/28/2019	$11,788	$11,859	$10,805
3/31/2019	$11,781	$11,844	$11,013
4/30/2019	$11,970	$12,032	$11,016
5/31/2019	$11,922	$12,005	$11,211
6/30/2019	$11,967	$12,032	$11,352
7/31/2019	$12,054	$12,126	$11,377
8/31/2019	$12,004	$12,092	$11,672
9/30/2019	$12,060	$12,143	$11,610
10/31/2019	$11,966	$12,084	$11,645
11/30/2019	$12,044	$12,150	$11,639
12/31/2019	$12,234	$12,346	$11,630
1/31/2020	$12,273	$12,412	$11,854
2/29/2020	$12,030	$12,244	$12,068
3/31/2020	$10,325	$10,718	$11,997
4/30/2020	$10,613	$11,178	$12,210
5/31/2020	$11,023	$11,603	$12,267
6/30/2020	$11,095	$11,759	$12,344
7/31/2020	$11,309	$11,980	$12,528
8/31/2020	$11,481	$12,160	$12,427
9/30/2020	$11,535	$12,244	$12,420
10/31/2020	$11,562	$12,265	$12,365
11/30/2020	$11,863	$12,527	$12,486
12/31/2020	$12,050	$12,689	$12,504
1/31/2021	$12,179	$12,850	$12,414
2/28/2021	$12,264	$12,936	$12,235
3/31/2021	$12,275	$12,944	$12,082
4/30/2021	$12,328	$13,010	$12,177
5/31/2021	$12,430	$13,077	$12,217
6/30/2021	$12,502	$13,131	$12,303
7/31/2021	$12,486	$13,130	$12,440
8/31/2021	$12,544	$13,194	$12,417
9/30/2021	$12,645	$13,280	$12,309
10/31/2021	$12,658	$13,311	$12,306
11/30/2021	$12,608	$13,291	$12,342
12/31/2021	$12,708	$13,374	$12,311
1/31/2022	$12,732	$13,422	$12,045
2/28/2022	$12,662	$13,356	$11,911
3/31/2022	$12,703	$13,361	$11,580
4/30/2022	$12,667	$13,384	$11,141
5/31/2022	$12,373	$13,048	$11,213
6/30/2022	$12,049	$12,779	$11,037
7/31/2022	$12,304	$13,018	$11,306
8/31/2022	$12,454	$13,218	$10,987
9/30/2022	$12,203	$12,931	$10,512
10/31/2022	$12,335	$13,041	$10,376
11/30/2022	$12,468	$13,186	$10,758
12/31/2022	$12,484	$13,233	$10,709
1/31/2023	$12,788	$13,572	$11,039
2/28/2023	$12,858	$13,658	$10,753
3/31/2023	$12,862	$13,645	$11,026
4/30/2023	$12,982	$13,774	$11,093
5/31/2023	$12,979	$13,762	$10,972
6/30/2023	$13,284	$14,070	$10,933
7/31/2023	$13,464	$14,253	$10,926
8/31/2023	$13,599	$14,418	$10,856
9/30/2023	$13,713	$14,544	$10,580
10/31/2023	$13,680	$14,549	$10,413
11/30/2023	$13,883	$14,722	$10,884
12/31/2023	$14,108	$14,959	$11,301
1/31/2024	$14,194	$15,076	$11,270
2/29/2024	$14,329	$15,210	$11,111
3/31/2024	$14,472	$15,337	$11,213
4/30/2024	$14,570	$15,441	$10,930
5/31/2024	$14,707	$15,581	$11,116
6/30/2024	$14,743	$15,624	$11,221
7/31/2024	$14,849	$15,738	$11,483
8/31/2024	$14,939	$15,832	$11,648
9/30/2024	$15,044	$15,948	$11,804
10/31/2024	$15,180	$16,083	$11,511
11/30/2024	$15,298	$16,218	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	10.19%	4.90%	4.34%
Credit Suisse Leveraged Loan Index	10.16%	5.95%	4.95%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,810,974,507
# of Portfolio Holdings	486
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$22,799,143

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	3.13%
Basic Materials	2.42%
Communications	8.35%
Consumer Discretionary	11.79%
Consumer Staples	18.12%
Diversified	0.46%
Domestic Fixed Income	1.90%
Energy	2.40%
Financial	11.22%
Industrial	10.96%
Technology	16.26%
Utilities	3.70%
Repurchase Agreements	8.89%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LFRIX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-2084-I

01/25

Class R2

LFRRX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$126	1.20%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 9.67%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 10.16% return of a securities market index with investment characteristics similar to those of the Fund, the Credit Suisse Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Food/Tobacco and Transportation sectors. An underweight allocation to and security selection within BB-rated loans.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Retail sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Credit Suisse Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,894	$9,890	$10,009
1/31/2015	$9,894	$9,915	$10,219
2/28/2015	$10,053	$10,055	$10,123
3/31/2015	$10,087	$10,094	$10,170
4/30/2015	$10,163	$10,185	$10,134
5/31/2015	$10,176	$10,205	$10,109
6/30/2015	$10,133	$10,173	$9,999
7/31/2015	$10,134	$10,183	$10,069
8/31/2015	$10,069	$10,116	$10,054
9/30/2015	$10,013	$10,049	$10,122
10/31/2015	$10,024	$10,035	$10,124
11/30/2015	$9,947	$9,946	$10,097
12/31/2015	$9,879	$9,852	$10,064
1/31/2016	$9,823	$9,780	$10,203
2/29/2016	$9,800	$9,725	$10,275
3/31/2016	$10,038	$9,982	$10,370
4/30/2016	$10,221	$10,172	$10,409
5/31/2016	$10,303	$10,265	$10,412
6/30/2016	$10,306	$10,268	$10,599
7/31/2016	$10,446	$10,412	$10,666
8/31/2016	$10,532	$10,495	$10,654
9/30/2016	$10,602	$10,586	$10,648
10/31/2016	$10,661	$10,667	$10,566
11/30/2016	$10,696	$10,702	$10,316
12/31/2016	$10,813	$10,825	$10,331
1/31/2017	$10,874	$10,882	$10,351
2/28/2017	$10,911	$10,946	$10,421
3/31/2017	$10,902	$10,955	$10,415
4/30/2017	$10,938	$11,002	$10,496
5/31/2017	$10,963	$11,044	$10,576
6/30/2017	$10,939	$11,037	$10,566
7/31/2017	$11,025	$11,124	$10,611
8/31/2017	$11,002	$11,108	$10,706
9/30/2017	$11,051	$11,154	$10,655
10/31/2017	$11,125	$11,227	$10,662
11/30/2017	$11,149	$11,241	$10,648
12/31/2017	$11,186	$11,284	$10,697
1/31/2018	$11,300	$11,406	$10,574
2/28/2018	$11,301	$11,427	$10,473
3/31/2018	$11,307	$11,463	$10,540
4/30/2018	$11,362	$11,519	$10,462
5/31/2018	$11,370	$11,541	$10,537
6/30/2018	$11,377	$11,553	$10,524
7/31/2018	$11,448	$11,648	$10,526
8/31/2018	$11,495	$11,696	$10,594
9/30/2018	$11,565	$11,776	$10,526
10/31/2018	$11,526	$11,777	$10,443
11/30/2018	$11,411	$11,681	$10,505
12/31/2018	$11,105	$11,413	$10,698
1/31/2019	$11,324	$11,676	$10,812
2/28/2019	$11,511	$11,859	$10,805
3/31/2019	$11,486	$11,844	$11,013
4/30/2019	$11,664	$12,032	$11,016
5/31/2019	$11,625	$12,005	$11,211
6/30/2019	$11,662	$12,032	$11,352
7/31/2019	$11,741	$12,126	$11,377
8/31/2019	$11,673	$12,092	$11,672
9/30/2019	$11,722	$12,143	$11,610
10/31/2019	$11,625	$12,084	$11,645
11/30/2019	$11,695	$12,150	$11,639
12/31/2019	$11,887	$12,346	$11,630
1/31/2020	$11,906	$12,412	$11,854
2/29/2020	$11,678	$12,244	$12,068
3/31/2020	$10,006	$10,718	$11,997
4/30/2020	$10,280	$11,178	$12,210
5/31/2020	$10,672	$11,603	$12,267
6/30/2020	$10,750	$11,759	$12,344
7/31/2020	$10,952	$11,980	$12,528
8/31/2020	$11,099	$12,160	$12,427
9/30/2020	$11,146	$12,244	$12,420
10/31/2020	$11,166	$12,265	$12,365
11/30/2020	$11,451	$12,527	$12,486
12/31/2020	$11,640	$12,689	$12,504
1/31/2021	$11,759	$12,850	$12,414
2/28/2021	$11,821	$12,936	$12,235
3/31/2021	$11,826	$12,944	$12,082
4/30/2021	$11,885	$13,010	$12,177
5/31/2021	$11,964	$13,077	$12,217
6/30/2021	$12,041	$13,131	$12,303
7/31/2021	$12,005	$13,130	$12,440
8/31/2021	$12,069	$13,194	$12,417
9/30/2021	$12,147	$13,280	$12,309
10/31/2021	$12,152	$13,311	$12,306
11/30/2021	$12,113	$13,291	$12,342
12/31/2021	$12,189	$13,374	$12,311
1/31/2022	$12,205	$13,422	$12,045
2/28/2022	$12,133	$13,356	$11,911
3/31/2022	$12,165	$13,361	$11,580
4/30/2022	$12,139	$13,384	$11,141
5/31/2022	$11,838	$13,048	$11,213
6/30/2022	$11,522	$12,779	$11,037
7/31/2022	$11,760	$13,018	$11,306
8/31/2022	$11,912	$13,218	$10,987
9/30/2022	$11,652	$12,931	$10,512
10/31/2022	$11,772	$13,041	$10,376
11/30/2022	$11,908	$13,186	$10,758
12/31/2022	$11,917	$13,233	$10,709
1/31/2023	$12,185	$13,572	$11,039
2/28/2023	$12,247	$13,658	$10,753
3/31/2023	$12,259	$13,645	$11,026
4/30/2023	$12,367	$13,774	$11,093
5/31/2023	$12,343	$13,762	$10,972
6/30/2023	$12,627	$14,070	$10,933
7/31/2023	$12,791	$14,253	$10,926
8/31/2023	$12,929	$14,418	$10,856
9/30/2023	$13,015	$14,544	$10,580
10/31/2023	$12,977	$14,549	$10,413
11/30/2023	$13,163	$14,722	$10,884
12/31/2023	$13,369	$14,959	$11,301
1/31/2024	$13,445	$15,076	$11,270
2/29/2024	$13,566	$15,210	$11,111
3/31/2024	$13,712	$15,337	$11,213
4/30/2024	$13,780	$15,441	$10,930
5/31/2024	$13,903	$15,581	$11,116
6/30/2024	$13,931	$15,624	$11,221
7/31/2024	$14,040	$15,738	$11,483
8/31/2024	$14,118	$15,832	$11,648
9/30/2024	$14,193	$15,948	$11,804
10/31/2024	$14,314	$16,083	$11,511
11/30/2024	$14,436	$16,218	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	9.67%	4.30%	3.74%
Credit Suisse Leveraged Loan Index	10.16%	5.95%	4.95%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,810,974,507
# of Portfolio Holdings	486
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$22,799,143

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	3.13%
Basic Materials	2.42%
Communications	8.35%
Consumer Discretionary	11.79%
Consumer Staples	18.12%
Diversified	0.46%
Domestic Fixed Income	1.90%
Energy	2.40%
Financial	11.22%
Industrial	10.96%
Technology	16.26%
Utilities	3.70%
Repurchase Agreements	8.89%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LFRRX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-2086-R2

01/25

Class R3

LRRRX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$115	1.10%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 9.64%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 10.16% return of a securities market index with investment characteristics similar to those of the Fund, the Credit Suisse Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Food/Tobacco and Transportation sectors. An underweight allocation to and security selection within BB-rated loans.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Retail sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Credit Suisse Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,884	$9,890	$10,009
1/31/2015	$9,896	$9,915	$10,219
2/28/2015	$10,045	$10,055	$10,123
3/31/2015	$10,080	$10,094	$10,170
4/30/2015	$10,156	$10,185	$10,134
5/31/2015	$10,170	$10,205	$10,109
6/30/2015	$10,128	$10,173	$9,999
7/31/2015	$10,130	$10,183	$10,069
8/31/2015	$10,066	$10,116	$10,054
9/30/2015	$10,010	$10,049	$10,122
10/31/2015	$10,023	$10,035	$10,124
11/30/2015	$9,946	$9,946	$10,097
12/31/2015	$9,890	$9,852	$10,064
1/31/2016	$9,823	$9,780	$10,203
2/29/2016	$9,813	$9,725	$10,275
3/31/2016	$10,052	$9,982	$10,370
4/30/2016	$10,235	$10,172	$10,409
5/31/2016	$10,319	$10,265	$10,412
6/30/2016	$10,322	$10,268	$10,599
7/31/2016	$10,453	$10,412	$10,666
8/31/2016	$10,539	$10,495	$10,654
9/30/2016	$10,610	$10,586	$10,648
10/31/2016	$10,670	$10,667	$10,566
11/30/2016	$10,706	$10,702	$10,316
12/31/2016	$10,836	$10,825	$10,331
1/31/2017	$10,886	$10,882	$10,351
2/28/2017	$10,936	$10,946	$10,421
3/31/2017	$10,916	$10,955	$10,415
4/30/2017	$10,954	$11,002	$10,496
5/31/2017	$10,991	$11,044	$10,576
6/30/2017	$10,968	$11,037	$10,566
7/31/2017	$11,043	$11,124	$10,611
8/31/2017	$11,033	$11,108	$10,706
9/30/2017	$11,083	$11,154	$10,655
10/31/2017	$11,158	$11,227	$10,662
11/30/2017	$11,171	$11,241	$10,648
12/31/2017	$11,209	$11,284	$10,697
1/31/2018	$11,324	$11,406	$10,574
2/28/2018	$11,326	$11,427	$10,473
3/31/2018	$11,345	$11,463	$10,540
4/30/2018	$11,390	$11,519	$10,462
5/31/2018	$11,411	$11,541	$10,537
6/30/2018	$11,406	$11,553	$10,524
7/31/2018	$11,478	$11,648	$10,526
8/31/2018	$11,526	$11,696	$10,594
9/30/2018	$11,598	$11,776	$10,526
10/31/2018	$11,572	$11,777	$10,443
11/30/2018	$11,444	$11,681	$10,505
12/31/2018	$11,152	$11,413	$10,698
1/31/2019	$11,372	$11,676	$10,812
2/28/2019	$11,548	$11,859	$10,805
3/31/2019	$11,523	$11,844	$11,013
4/30/2019	$11,716	$12,032	$11,016
5/31/2019	$11,665	$12,005	$11,211
6/30/2019	$11,703	$12,032	$11,352
7/31/2019	$11,784	$12,126	$11,377
8/31/2019	$11,730	$12,092	$11,672
9/30/2019	$11,780	$12,143	$11,610
10/31/2019	$11,670	$12,084	$11,645
11/30/2019	$11,755	$12,150	$11,639
12/31/2019	$11,936	$12,346	$11,630
1/31/2020	$11,969	$12,412	$11,854
2/29/2020	$11,727	$12,244	$12,068
3/31/2020	$10,047	$10,718	$11,997
4/30/2020	$10,323	$11,178	$12,210
5/31/2020	$10,732	$11,603	$12,267
6/30/2020	$10,797	$11,759	$12,344
7/31/2020	$11,001	$11,980	$12,528
8/31/2020	$11,164	$12,160	$12,427
9/30/2020	$11,198	$12,244	$12,420
10/31/2020	$11,233	$12,265	$12,365
11/30/2020	$11,522	$12,527	$12,486
12/31/2020	$11,698	$12,689	$12,504
1/31/2021	$11,818	$12,850	$12,414
2/28/2021	$11,896	$12,936	$12,235
3/31/2021	$11,902	$12,944	$12,082
4/30/2021	$11,948	$13,010	$12,177
5/31/2021	$12,043	$13,077	$12,217
6/30/2021	$12,108	$13,131	$12,303
7/31/2021	$12,087	$13,130	$12,440
8/31/2021	$12,138	$13,194	$12,417
9/30/2021	$12,231	$13,280	$12,309
10/31/2021	$12,238	$13,311	$12,306
11/30/2021	$12,185	$13,291	$12,342
12/31/2021	$12,277	$13,374	$12,311
1/31/2022	$12,294	$13,422	$12,045
2/28/2022	$12,208	$13,356	$11,911
3/31/2022	$12,242	$13,361	$11,580
4/30/2022	$12,216	$13,384	$11,141
5/31/2022	$11,914	$13,048	$11,213
6/30/2022	$11,611	$12,779	$11,037
7/31/2022	$11,852	$13,018	$11,306
8/31/2022	$11,991	$13,218	$10,987
9/30/2022	$11,745	$12,931	$10,512
10/31/2022	$11,867	$13,041	$10,376
11/30/2022	$11,990	$13,186	$10,758
12/31/2022	$12,000	$13,233	$10,709
1/31/2023	$12,287	$13,572	$11,039
2/28/2023	$12,350	$13,658	$10,753
3/31/2023	$12,348	$13,645	$11,026
4/30/2023	$12,458	$13,774	$11,093
5/31/2023	$12,450	$13,762	$10,972
6/30/2023	$12,738	$14,070	$10,933
7/31/2023	$12,888	$14,253	$10,926
8/31/2023	$13,028	$14,418	$10,856
9/30/2023	$13,116	$14,544	$10,580
10/31/2023	$13,095	$14,549	$10,413
11/30/2023	$13,284	$14,722	$10,884
12/31/2023	$13,477	$14,959	$11,301
1/31/2024	$13,571	$15,076	$11,270
2/29/2024	$13,694	$15,210	$11,111
3/31/2024	$13,825	$15,337	$11,213
4/30/2024	$13,913	$15,441	$10,930
5/31/2024	$14,021	$15,581	$11,116
6/30/2024	$14,067	$15,624	$11,221
7/31/2024	$14,161	$15,738	$11,483
8/31/2024	$14,242	$15,832	$11,648
9/30/2024	$14,336	$15,948	$11,804
10/31/2024	$14,459	$16,083	$11,511
11/30/2024	$14,565	$16,218	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	9.64%	4.38%	3.83%
Credit Suisse Leveraged Loan Index	10.16%	5.95%	4.95%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,810,974,507
# of Portfolio Holdings	486
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$22,799,143

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	3.13%
Basic Materials	2.42%
Communications	8.35%
Consumer Discretionary	11.79%
Consumer Staples	18.12%
Diversified	0.46%
Domestic Fixed Income	1.90%
Energy	2.40%
Financial	11.22%
Industrial	10.96%
Technology	16.26%
Utilities	3.70%
Repurchase Agreements	8.89%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LRRRX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-2087-R3

01/25

Class R4

LRRKX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$89	0.85%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.05%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 10.16% return of a securities market index with investment characteristics similar to those of the Fund, the Credit Suisse Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Food/Tobacco and Transportation sectors. An underweight allocation to and security selection within BB-rated loans.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Retail sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Credit Suisse Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,004	$10,009	$10,070
8/31/2015	$9,943	$9,944	$10,055
9/30/2015	$9,880	$9,878	$10,123
10/31/2015	$9,905	$9,864	$10,125
11/30/2015	$9,831	$9,776	$10,098
12/31/2015	$9,767	$9,684	$10,065
1/31/2016	$9,715	$9,613	$10,204
2/29/2016	$9,695	$9,560	$10,276
3/31/2016	$9,934	$9,812	$10,371
4/30/2016	$10,117	$9,998	$10,410
5/31/2016	$10,201	$10,090	$10,413
6/30/2016	$10,207	$10,093	$10,600
7/31/2016	$10,349	$10,235	$10,667
8/31/2016	$10,438	$10,316	$10,655
9/30/2016	$10,510	$10,406	$10,649
10/31/2016	$10,571	$10,486	$10,567
11/30/2016	$10,609	$10,520	$10,317
12/31/2016	$10,740	$10,640	$10,332
1/31/2017	$10,791	$10,697	$10,352
2/28/2017	$10,843	$10,760	$10,422
3/31/2017	$10,825	$10,768	$10,416
4/30/2017	$10,864	$10,815	$10,497
5/31/2017	$10,891	$10,856	$10,577
6/30/2017	$10,883	$10,849	$10,567
7/31/2017	$10,960	$10,934	$10,612
8/31/2017	$10,940	$10,919	$10,707
9/30/2017	$10,992	$10,963	$10,656
10/31/2017	$11,069	$11,036	$10,663
11/30/2017	$11,096	$11,049	$10,649
12/31/2017	$11,137	$11,092	$10,698
1/31/2018	$11,253	$11,212	$10,575
2/28/2018	$11,257	$11,232	$10,474
3/31/2018	$11,266	$11,267	$10,542
4/30/2018	$11,325	$11,322	$10,463
5/31/2018	$11,336	$11,344	$10,538
6/30/2018	$11,346	$11,356	$10,525
7/31/2018	$11,420	$11,450	$10,527
8/31/2018	$11,470	$11,497	$10,595
9/30/2018	$11,544	$11,575	$10,527
10/31/2018	$11,508	$11,576	$10,444
11/30/2018	$11,396	$11,482	$10,506
12/31/2018	$11,107	$11,219	$10,699
1/31/2019	$11,316	$11,477	$10,813
2/28/2019	$11,506	$11,657	$10,806
3/31/2019	$11,484	$11,642	$11,014
4/30/2019	$11,678	$11,827	$11,017
5/31/2019	$11,629	$11,801	$11,212
6/30/2019	$11,670	$11,827	$11,353
7/31/2019	$11,753	$11,919	$11,378
8/31/2019	$11,702	$11,885	$11,673
9/30/2019	$11,740	$11,936	$11,611
10/31/2019	$11,646	$11,878	$11,646
11/30/2019	$11,720	$11,943	$11,640
12/31/2019	$11,916	$12,136	$11,632
1/31/2020	$11,939	$12,200	$11,855
2/29/2020	$11,713	$12,035	$12,069
3/31/2020	$10,037	$10,535	$11,998
4/30/2020	$10,315	$10,987	$12,211
5/31/2020	$10,712	$11,405	$12,268
6/30/2020	$10,793	$11,558	$12,345
7/31/2020	$10,999	$11,776	$12,530
8/31/2020	$11,165	$11,953	$12,428
9/30/2020	$11,201	$12,035	$12,422
10/31/2020	$11,224	$12,056	$12,366
11/30/2020	$11,529	$12,313	$12,488
12/31/2020	$11,708	$12,473	$12,505
1/31/2021	$11,831	$12,631	$12,415
2/28/2021	$11,911	$12,716	$12,236
3/31/2021	$11,919	$12,723	$12,083
4/30/2021	$11,968	$12,788	$12,178
5/31/2021	$12,051	$12,854	$12,218
6/30/2021	$12,133	$12,907	$12,304
7/31/2021	$12,100	$12,906	$12,442
8/31/2021	$12,169	$12,969	$12,418
9/30/2021	$12,250	$13,053	$12,310
10/31/2021	$12,259	$13,084	$12,307
11/30/2021	$12,223	$13,064	$12,344
12/31/2021	$12,303	$13,146	$12,312
1/31/2022	$12,323	$13,193	$12,047
2/28/2022	$12,254	$13,128	$11,912
3/31/2022	$12,290	$13,133	$11,581
4/30/2022	$12,267	$13,156	$11,142
5/31/2022	$11,966	$12,825	$11,214
6/30/2022	$11,650	$12,561	$11,038
7/31/2022	$11,893	$12,796	$11,307
8/31/2022	$12,051	$12,992	$10,988
9/30/2022	$11,791	$12,711	$10,513
10/31/2022	$11,931	$12,819	$10,377
11/30/2022	$12,057	$12,961	$10,759
12/31/2022	$12,070	$13,007	$10,710
1/31/2023	$12,346	$13,341	$11,040
2/28/2023	$12,411	$13,425	$10,754
3/31/2023	$12,428	$13,412	$11,027
4/30/2023	$12,541	$13,539	$11,094
5/31/2023	$12,520	$13,528	$10,973
6/30/2023	$12,828	$13,830	$10,934
7/31/2023	$12,982	$14,010	$10,927
8/31/2023	$13,126	$14,172	$10,857
9/30/2023	$13,217	$14,296	$10,581
10/31/2023	$13,182	$14,301	$10,414
11/30/2023	$13,376	$14,471	$10,886
12/31/2023	$13,589	$14,704	$11,302
1/31/2024	$13,686	$14,819	$11,271
2/29/2024	$13,813	$14,951	$11,112
3/31/2024	$13,949	$15,075	$11,215
4/30/2024	$14,040	$15,178	$10,931
5/31/2024	$14,152	$15,316	$11,117
6/30/2024	$14,201	$15,357	$11,222
7/31/2024	$14,300	$15,470	$11,484
8/31/2024	$14,384	$15,562	$11,649
9/30/2024	$14,481	$15,676	$11,805
10/31/2024	$14,609	$15,809	$11,512
11/30/2024	$14,720	$15,941	$11,634

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	10.05%	4.66%	4.19%
Credit Suisse Leveraged Loan Index	10.16%	5.95%	5.08%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,810,974,507
# of Portfolio Holdings	486
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$22,799,143

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	3.13%
Basic Materials	2.42%
Communications	8.35%
Consumer Discretionary	11.79%
Consumer Staples	18.12%
Diversified	0.46%
Domestic Fixed Income	1.90%
Energy	2.40%
Financial	11.22%
Industrial	10.96%
Technology	16.26%
Utilities	3.70%
Repurchase Agreements	8.89%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LRRKX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8724-R4

01/25

Class R5

LRRTX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$63	0.60%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.32%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 10.16% return of a securities market index with investment characteristics similar to those of the Fund, the Credit Suisse Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Food/Tobacco and Transportation sectors. An underweight allocation to and security selection within BB-rated loans.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Retail sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Credit Suisse Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,006	$10,009	$10,070
8/31/2015	$9,948	$9,944	$10,055
9/30/2015	$9,886	$9,878	$10,123
10/31/2015	$9,914	$9,864	$10,125
11/30/2015	$9,843	$9,776	$10,098
12/31/2015	$9,781	$9,684	$10,065
1/31/2016	$9,730	$9,613	$10,204
2/29/2016	$9,724	$9,560	$10,276
3/31/2016	$9,954	$9,812	$10,371
4/30/2016	$10,139	$9,998	$10,410
5/31/2016	$10,226	$10,090	$10,413
6/30/2016	$10,234	$10,093	$10,600
7/31/2016	$10,379	$10,235	$10,667
8/31/2016	$10,469	$10,316	$10,655
9/30/2016	$10,544	$10,406	$10,649
10/31/2016	$10,608	$10,486	$10,567
11/30/2016	$10,648	$10,520	$10,317
12/31/2016	$10,782	$10,640	$10,332
1/31/2017	$10,836	$10,697	$10,352
2/28/2017	$10,890	$10,760	$10,422
3/31/2017	$10,875	$10,768	$10,416
4/30/2017	$10,917	$10,815	$10,497
5/31/2017	$10,959	$10,856	$10,577
6/30/2017	$10,941	$10,849	$10,567
7/31/2017	$11,020	$10,934	$10,612
8/31/2017	$11,015	$10,919	$10,707
9/30/2017	$11,069	$10,963	$10,656
10/31/2017	$11,149	$11,036	$10,663
11/30/2017	$11,166	$11,049	$10,649
12/31/2017	$11,209	$11,092	$10,698
1/31/2018	$11,329	$11,212	$10,575
2/28/2018	$11,335	$11,232	$10,474
3/31/2018	$11,359	$11,267	$10,542
4/30/2018	$11,421	$11,322	$10,463
5/31/2018	$11,434	$11,344	$10,538
6/30/2018	$11,434	$11,356	$10,525
7/31/2018	$11,524	$11,450	$10,527
8/31/2018	$11,564	$11,497	$10,595
9/30/2018	$11,641	$11,575	$10,527
10/31/2018	$11,620	$11,576	$10,444
11/30/2018	$11,497	$11,482	$10,506
12/31/2018	$11,208	$11,219	$10,699
1/31/2019	$11,434	$11,477	$10,813
2/28/2019	$11,615	$11,657	$10,806
3/31/2019	$11,595	$11,642	$11,014
4/30/2019	$11,794	$11,827	$11,017
5/31/2019	$11,747	$11,801	$11,212
6/30/2019	$11,791	$11,827	$11,353
7/31/2019	$11,877	$11,919	$11,378
8/31/2019	$11,828	$11,885	$11,673
9/30/2019	$11,883	$11,936	$11,611
10/31/2019	$11,777	$11,878	$11,646
11/30/2019	$11,868	$11,943	$11,640
12/31/2019	$12,055	$12,136	$11,632
1/31/2020	$12,080	$12,200	$11,855
2/29/2020	$11,855	$12,035	$12,069
3/31/2020	$10,163	$10,535	$11,998
4/30/2020	$10,447	$10,987	$12,211
5/31/2020	$10,850	$11,405	$12,268
6/30/2020	$10,935	$11,558	$12,345
7/31/2020	$11,145	$11,776	$12,530
8/31/2020	$11,315	$11,953	$12,428
9/30/2020	$11,354	$12,035	$12,422
10/31/2020	$11,381	$12,056	$12,366
11/30/2020	$11,692	$12,313	$12,488
12/31/2020	$11,875	$12,473	$12,505
1/31/2021	$12,003	$12,631	$12,415
2/28/2021	$12,086	$12,716	$12,236
3/31/2021	$12,097	$12,723	$12,083
4/30/2021	$12,149	$12,788	$12,178
5/31/2021	$12,250	$12,854	$12,218
6/30/2021	$12,321	$12,907	$12,304
7/31/2021	$12,305	$12,906	$12,442
8/31/2021	$12,363	$12,969	$12,418
9/30/2021	$12,448	$13,053	$12,310
10/31/2021	$12,475	$13,084	$12,307
11/30/2021	$12,426	$13,064	$12,344
12/31/2021	$12,525	$13,146	$12,312
1/31/2022	$12,533	$13,193	$12,047
2/28/2022	$12,465	$13,128	$11,912
3/31/2022	$12,504	$13,133	$11,581
4/30/2022	$12,484	$13,156	$11,142
5/31/2022	$12,180	$12,825	$11,214
6/30/2022	$11,861	$12,561	$11,038
7/31/2022	$12,127	$12,796	$11,307
8/31/2022	$12,275	$12,992	$10,988
9/30/2022	$12,013	$12,711	$10,513
10/31/2022	$12,158	$12,819	$10,377
11/30/2022	$12,289	$12,961	$10,759
12/31/2022	$12,305	$13,007	$10,710
1/31/2023	$12,604	$13,341	$11,040
2/28/2023	$12,657	$13,425	$10,754
3/31/2023	$12,677	$13,412	$11,027
4/30/2023	$12,795	$13,539	$11,094
5/31/2023	$12,793	$13,528	$10,973
6/30/2023	$13,093	$13,830	$10,934
7/31/2023	$13,253	$14,010	$10,927
8/31/2023	$13,403	$14,172	$10,857
9/30/2023	$13,499	$14,296	$10,581
10/31/2023	$13,466	$14,301	$10,414
11/30/2023	$13,666	$14,471	$10,886
12/31/2023	$13,887	$14,704	$11,302
1/31/2024	$13,989	$14,819	$11,271
2/29/2024	$14,122	$14,951	$11,112
3/31/2024	$14,264	$15,075	$11,215
4/30/2024	$14,360	$15,178	$10,931
5/31/2024	$14,477	$15,316	$11,117
6/30/2024	$14,531	$15,357	$11,222
7/31/2024	$14,634	$15,470	$11,484
8/31/2024	$14,723	$15,562	$11,649
9/30/2024	$14,827	$15,676	$11,805
10/31/2024	$14,960	$15,809	$11,512
11/30/2024	$15,077	$15,941	$11,634

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	10.32%	4.90%	4.46%
Credit Suisse Leveraged Loan Index	10.16%	5.95%	5.08%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,810,974,507
# of Portfolio Holdings	486
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$22,799,143

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	3.13%
Basic Materials	2.42%
Communications	8.35%
Consumer Discretionary	11.79%
Consumer Staples	18.12%
Diversified	0.46%
Domestic Fixed Income	1.90%
Energy	2.40%
Financial	11.22%
Industrial	10.96%
Technology	16.26%
Utilities	3.70%
Repurchase Agreements	8.89%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LRRTX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8756-R5

01/25

Class R6

LRRVX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Floating Rate Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.53%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.40%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 10.16% return of a securities market index with investment characteristics similar to those of the Fund, the Credit Suisse Leveraged Loan Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Food/Tobacco and Transportation sectors. An underweight allocation to and security selection within BB-rated loans.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Retail sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Credit Suisse Leveraged Loan Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,007	$10,009	$10,070
8/31/2015	$9,948	$9,944	$10,055
9/30/2015	$9,887	$9,878	$10,123
10/31/2015	$9,915	$9,864	$10,125
11/30/2015	$9,844	$9,776	$10,098
12/31/2015	$9,782	$9,684	$10,065
1/31/2016	$9,732	$9,613	$10,204
2/29/2016	$9,715	$9,560	$10,276
3/31/2016	$9,957	$9,812	$10,371
4/30/2016	$10,143	$9,998	$10,410
5/31/2016	$10,230	$10,090	$10,413
6/30/2016	$10,239	$10,093	$10,600
7/31/2016	$10,384	$10,235	$10,667
8/31/2016	$10,475	$10,316	$10,655
9/30/2016	$10,550	$10,406	$10,649
10/31/2016	$10,614	$10,486	$10,567
11/30/2016	$10,655	$10,520	$10,317
12/31/2016	$10,778	$10,640	$10,332
1/31/2017	$10,844	$10,697	$10,352
2/28/2017	$10,887	$10,760	$10,422
3/31/2017	$10,883	$10,768	$10,416
4/30/2017	$10,926	$10,815	$10,497
5/31/2017	$10,956	$10,856	$10,577
6/30/2017	$10,938	$10,849	$10,567
7/31/2017	$11,030	$10,934	$10,612
8/31/2017	$11,014	$10,919	$10,707
9/30/2017	$11,069	$10,963	$10,656
10/31/2017	$11,149	$11,036	$10,663
11/30/2017	$11,180	$11,049	$10,649
12/31/2017	$11,223	$11,092	$10,698
1/31/2018	$11,344	$11,212	$10,575
2/28/2018	$11,350	$11,232	$10,474
3/31/2018	$11,362	$11,267	$10,542
4/30/2018	$11,424	$11,322	$10,463
5/31/2018	$11,438	$11,344	$10,538
6/30/2018	$11,451	$11,356	$10,525
7/31/2018	$11,529	$11,450	$10,527
8/31/2018	$11,582	$11,497	$10,595
9/30/2018	$11,659	$11,575	$10,527
10/31/2018	$11,626	$11,576	$10,444
11/30/2018	$11,516	$11,482	$10,506
12/31/2018	$11,227	$11,219	$10,699
1/31/2019	$11,442	$11,477	$10,813
2/28/2019	$11,636	$11,657	$10,806
3/31/2019	$11,617	$11,642	$11,014
4/30/2019	$11,804	$11,827	$11,017
5/31/2019	$11,770	$11,801	$11,212
6/30/2019	$11,814	$11,827	$11,353
7/31/2019	$11,901	$11,919	$11,378
8/31/2019	$11,852	$11,885	$11,673
9/30/2019	$11,894	$11,936	$11,611
10/31/2019	$11,802	$11,878	$11,646
11/30/2019	$11,880	$11,943	$11,640
12/31/2019	$12,081	$12,136	$11,632
1/31/2020	$12,107	$12,200	$11,855
2/29/2020	$11,882	$12,035	$12,069
3/31/2020	$10,187	$10,535	$11,998
4/30/2020	$10,471	$10,987	$12,211
5/31/2020	$10,876	$11,405	$12,268
6/30/2020	$10,962	$11,558	$12,345
7/31/2020	$11,173	$11,776	$12,530
8/31/2020	$11,344	$11,953	$12,428
9/30/2020	$11,384	$12,035	$12,422
10/31/2020	$11,410	$12,056	$12,366
11/30/2020	$11,708	$12,313	$12,488
12/31/2020	$11,907	$12,473	$12,505
1/31/2021	$12,036	$12,631	$12,415
2/28/2021	$12,120	$12,716	$12,236
3/31/2021	$12,132	$12,723	$12,083
4/30/2021	$12,185	$12,788	$12,178
5/31/2021	$12,272	$12,854	$12,218
6/30/2021	$12,358	$12,907	$12,304
7/31/2021	$12,328	$12,906	$12,442
8/31/2021	$12,401	$12,969	$12,418
9/30/2021	$12,487	$13,053	$12,310
10/31/2021	$12,500	$13,084	$12,307
11/30/2021	$12,467	$13,064	$12,344
12/31/2021	$12,552	$13,146	$12,312
1/31/2022	$12,575	$13,193	$12,047
2/28/2022	$12,507	$13,128	$11,912
3/31/2022	$12,548	$13,133	$11,581
4/30/2022	$12,528	$13,156	$11,142
5/31/2022	$12,223	$12,825	$11,214
6/30/2022	$11,904	$12,561	$11,038
7/31/2022	$12,156	$12,796	$11,307
8/31/2022	$12,321	$12,992	$10,988
9/30/2022	$12,059	$12,711	$10,513
10/31/2022	$12,190	$12,819	$10,377
11/30/2022	$12,338	$12,961	$10,759
12/31/2022	$12,354	$13,007	$10,710
1/31/2023	$12,640	$13,341	$11,040
2/28/2023	$12,710	$13,425	$10,754
3/31/2023	$12,731	$13,412	$11,027
4/30/2023	$12,850	$13,539	$11,094
5/31/2023	$12,832	$13,528	$10,973
6/30/2023	$13,134	$13,830	$10,934
7/31/2023	$13,312	$14,010	$10,927
8/31/2023	$13,463	$14,172	$10,857
9/30/2023	$13,560	$14,296	$10,581
10/31/2023	$13,527	$14,301	$10,414
11/30/2023	$13,729	$14,471	$10,886
12/31/2023	$13,952	$14,704	$11,302
1/31/2024	$14,038	$14,819	$11,271
2/29/2024	$14,189	$14,951	$11,112
3/31/2024	$14,332	$15,075	$11,215
4/30/2024	$14,412	$15,178	$10,931
5/31/2024	$14,549	$15,316	$11,117
6/30/2024	$14,585	$15,357	$11,222
7/31/2024	$14,708	$15,470	$11,484
8/31/2024	$14,799	$15,562	$11,649
9/30/2024	$14,885	$15,676	$11,805
10/31/2024	$15,020	$15,809	$11,512
11/30/2024	$15,157	$15,941	$11,634

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	10.40%	4.99%	4.51%
Credit Suisse Leveraged Loan Index	10.16%	5.95%	5.08%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$4,810,974,507
# of Portfolio Holdings	486
Portfolio Turnover Rate	105%
Total Advisory Fees Paid	$22,799,143

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	3.13%
Basic Materials	2.42%
Communications	8.35%
Consumer Discretionary	11.79%
Consumer Staples	18.12%
Diversified	0.46%
Domestic Fixed Income	1.90%
Energy	2.40%
Financial	11.22%
Industrial	10.96%
Technology	16.26%
Utilities	3.70%
Repurchase Agreements	8.89%
Money Market FundsFootnote Reference(a)	0.36%
Time DepositsFootnote Reference(a)	0.04%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes of the Fund since November 30, 2024. For more information contact 888-522-2388.

Effective January 1, 2025, the Fund’s securities market index with investment characteristics similar to those of the Fund will be changed from the Credit Suisse Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index Leveraged Loan Index.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LRRVX

Lord Abbett Floating Rate Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8788-R6

01/25

Class A

LHYAX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.92%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 12.96%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 12.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Telecommunications and Technology sectors. An underweight allocation to BB-rated bonds and overweight allocation to CCC-rated bonds.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Media sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$9,774	$10,000	$10,000
12/31/2014	$9,619	$9,853	$10,009
1/31/2015	$9,664	$9,920	$10,219
2/28/2015	$9,904	$10,157	$10,123
3/31/2015	$9,912	$10,103	$10,170
4/30/2015	$10,037	$10,225	$10,134
5/31/2015	$10,123	$10,255	$10,109
6/30/2015	$9,998	$10,099	$9,999
7/31/2015	$9,979	$10,037	$10,069
8/31/2015	$9,784	$9,859	$10,054
9/30/2015	$9,575	$9,606	$10,122
10/31/2015	$9,809	$9,867	$10,124
11/30/2015	$9,639	$9,647	$10,097
12/31/2015	$9,401	$9,398	$10,064
1/31/2016	$9,203	$9,250	$10,203
2/29/2016	$9,238	$9,293	$10,275
3/31/2016	$9,590	$9,704	$10,370
4/30/2016	$9,918	$10,092	$10,409
5/31/2016	$10,012	$10,164	$10,412
6/30/2016	$10,119	$10,275	$10,599
7/31/2016	$10,396	$10,534	$10,666
8/31/2016	$10,604	$10,769	$10,654
9/30/2016	$10,672	$10,838	$10,648
10/31/2016	$10,696	$10,872	$10,566
11/30/2016	$10,693	$10,829	$10,316
12/31/2016	$10,891	$11,042	$10,331
1/31/2017	$11,075	$11,190	$10,351
2/28/2017	$11,231	$11,365	$10,421
3/31/2017	$11,198	$11,341	$10,415
4/30/2017	$11,341	$11,469	$10,496
5/31/2017	$11,410	$11,571	$10,576
6/30/2017	$11,419	$11,584	$10,566
7/31/2017	$11,577	$11,717	$10,611
8/31/2017	$11,571	$11,714	$10,706
9/30/2017	$11,699	$11,819	$10,655
10/31/2017	$11,768	$11,866	$10,662
11/30/2017	$11,776	$11,834	$10,648
12/31/2017	$11,816	$11,868	$10,697
1/31/2018	$11,887	$11,945	$10,574
2/28/2018	$11,757	$11,833	$10,473
3/31/2018	$11,690	$11,760	$10,540
4/30/2018	$11,698	$11,838	$10,462
5/31/2018	$11,676	$11,837	$10,537
6/30/2018	$11,685	$11,877	$10,524
7/31/2018	$11,789	$12,010	$10,526
8/31/2018	$11,926	$12,097	$10,594
9/30/2018	$11,982	$12,168	$10,526
10/31/2018	$11,688	$11,968	$10,443
11/30/2018	$11,537	$11,860	$10,505
12/31/2018	$11,208	$11,600	$10,698
1/31/2019	$11,738	$12,132	$10,812
2/28/2019	$11,942	$12,337	$10,805
3/31/2019	$12,048	$12,458	$11,013
4/30/2019	$12,270	$12,632	$11,016
5/31/2019	$12,145	$12,472	$11,211
6/30/2019	$12,503	$12,777	$11,352
7/31/2019	$12,593	$12,843	$11,377
8/31/2019	$12,532	$12,893	$11,672
9/30/2019	$12,538	$12,934	$11,610
10/31/2019	$12,544	$12,964	$11,645
11/30/2019	$12,618	$12,999	$11,639
12/31/2019	$12,896	$13,271	$11,630
1/31/2020	$12,886	$13,272	$11,854
2/29/2020	$12,684	$13,066	$12,068
3/31/2020	$10,749	$11,528	$11,997
4/30/2020	$11,209	$11,966	$12,210
5/31/2020	$11,792	$12,509	$12,267
6/30/2020	$11,902	$12,628	$12,344
7/31/2020	$12,506	$13,228	$12,528
8/31/2020	$12,738	$13,360	$12,427
9/30/2020	$12,579	$13,221	$12,420
10/31/2020	$12,665	$13,281	$12,365
11/30/2020	$13,205	$13,813	$12,486
12/31/2020	$13,475	$14,077	$12,504
1/31/2021	$13,564	$14,131	$12,414
2/28/2021	$13,727	$14,180	$12,235
3/31/2021	$13,707	$14,205	$12,082
4/30/2021	$13,873	$14,360	$12,177
5/31/2021	$13,928	$14,402	$12,217
6/30/2021	$14,133	$14,598	$12,303
7/31/2021	$14,151	$14,649	$12,440
8/31/2021	$14,225	$14,730	$12,417
9/30/2021	$14,223	$14,736	$12,309
10/31/2021	$14,279	$14,708	$12,306
11/30/2021	$14,095	$14,556	$12,342
12/31/2021	$14,303	$14,830	$12,311
1/31/2022	$13,884	$14,423	$12,045
2/28/2022	$13,676	$14,294	$11,911
3/31/2022	$13,526	$14,163	$11,580
4/30/2022	$13,046	$13,649	$11,141
5/31/2022	$13,010	$13,681	$11,213
6/30/2022	$12,076	$12,749	$11,037
7/31/2022	$12,726	$13,517	$11,306
8/31/2022	$12,433	$13,196	$10,987
9/30/2022	$11,898	$12,667	$10,512
10/31/2022	$12,215	$13,028	$10,376
11/30/2022	$12,457	$13,273	$10,758
12/31/2022	$12,337	$13,174	$10,709
1/31/2023	$12,721	$13,690	$11,039
2/28/2023	$12,503	$13,515	$10,753
3/31/2023	$12,668	$13,665	$11,026
4/30/2023	$12,777	$13,800	$11,093
5/31/2023	$12,620	$13,669	$10,972
6/30/2023	$12,813	$13,893	$10,933
7/31/2023	$12,988	$14,092	$10,926
8/31/2023	$12,936	$14,135	$10,856
9/30/2023	$12,757	$13,969	$10,580
10/31/2023	$12,577	$13,796	$10,413
11/30/2023	$13,142	$14,426	$10,884
12/31/2023	$13,627	$14,960	$11,301
1/31/2024	$13,662	$14,963	$11,270
2/29/2024	$13,702	$15,008	$11,111
3/31/2024	$13,884	$15,188	$11,213
4/30/2024	$13,750	$15,037	$10,930
5/31/2024	$13,946	$15,209	$11,116
6/30/2024	$14,052	$15,356	$11,221
7/31/2024	$14,293	$15,659	$11,483
8/31/2024	$14,515	$15,909	$11,648
9/30/2024	$14,737	$16,169	$11,804
10/31/2024	$14,665	$16,081	$11,511
11/30/2024	$14,845	$16,266	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	12.96%	3.30%	4.27%
Class A with sales charge	10.44%	2.83%	4.03%
ICE BofA US High Yield Constrained Index	12.76%	4.59%	4.99%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,675,493,606
# of Portfolio Holdings	745
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$20,093,288

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	6.54%
Communications	11.82%
Consumer Discretionary	16.11%
Consumer Non-cyclical	0.11%
Consumer Staples	12.67%
Diversified	0.32%
Energy	15.31%
Financial	11.60%
Industrial	12.02%
Information Technology	0.10%
Mortgage Securities	0.28%
Real Estate	0.01%
Technology	4.72%
Utilities	3.87%
Repurchase Agreements	0.76%
Money Market FundsFootnote Reference(a)	3.38%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LHYAX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-266-A

01/25

Class C

LHYCX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.53%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 12.30%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 12.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Telecommunications and Technology sectors. An underweight allocation to BB-rated bonds and overweight allocation to CCC-rated bonds.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Media sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,835	$9,853	$10,009
1/31/2015	$9,876	$9,920	$10,219
2/28/2015	$10,117	$10,157	$10,123
3/31/2015	$10,120	$10,103	$10,170
4/30/2015	$10,242	$10,225	$10,134
5/31/2015	$10,324	$10,255	$10,109
6/30/2015	$10,191	$10,099	$9,999
7/31/2015	$10,166	$10,037	$10,069
8/31/2015	$9,960	$9,859	$10,054
9/30/2015	$9,741	$9,606	$10,122
10/31/2015	$9,974	$9,867	$10,124
11/30/2015	$9,809	$9,647	$10,097
12/31/2015	$9,547	$9,398	$10,064
1/31/2016	$9,354	$9,250	$10,203
2/29/2016	$9,384	$9,293	$10,275
3/31/2016	$9,738	$9,704	$10,370
4/30/2016	$10,053	$10,092	$10,409
5/31/2016	$10,142	$10,164	$10,412
6/30/2016	$10,246	$10,275	$10,599
7/31/2016	$10,522	$10,534	$10,666
8/31/2016	$10,728	$10,769	$10,654
9/30/2016	$10,790	$10,838	$10,648
10/31/2016	$10,809	$10,872	$10,566
11/30/2016	$10,814	$10,829	$10,316
12/31/2016	$10,994	$11,042	$10,331
1/31/2017	$11,174	$11,190	$10,351
2/28/2017	$11,326	$11,365	$10,421
3/31/2017	$11,287	$11,341	$10,415
4/30/2017	$11,425	$11,469	$10,496
5/31/2017	$11,488	$11,571	$10,576
6/30/2017	$11,491	$11,584	$10,566
7/31/2017	$11,644	$11,717	$10,611
8/31/2017	$11,631	$11,714	$10,706
9/30/2017	$11,753	$11,819	$10,655
10/31/2017	$11,816	$11,866	$10,662
11/30/2017	$11,818	$11,834	$10,648
12/31/2017	$11,851	$11,868	$10,697
1/31/2018	$11,916	$11,945	$10,574
2/28/2018	$11,779	$11,833	$10,473
3/31/2018	$11,704	$11,760	$10,540
4/30/2018	$11,707	$11,838	$10,462
5/31/2018	$11,678	$11,837	$10,537
6/30/2018	$11,680	$11,877	$10,524
7/31/2018	$11,778	$12,010	$10,526
8/31/2018	$11,909	$12,097	$10,594
9/30/2018	$11,959	$12,168	$10,526
10/31/2018	$11,656	$11,968	$10,443
11/30/2018	$11,498	$11,860	$10,505
12/31/2018	$11,179	$11,600	$10,698
1/31/2019	$11,703	$12,132	$10,812
2/28/2019	$11,886	$12,337	$10,805
3/31/2019	$11,985	$12,458	$11,013
4/30/2019	$12,200	$12,632	$11,016
5/31/2019	$12,068	$12,472	$11,211
6/30/2019	$12,420	$12,777	$11,352
7/31/2019	$12,503	$12,843	$11,377
8/31/2019	$12,435	$12,893	$11,672
9/30/2019	$12,434	$12,934	$11,610
10/31/2019	$12,434	$12,964	$11,645
11/30/2019	$12,501	$12,999	$11,639
12/31/2019	$12,771	$13,271	$11,630
1/31/2020	$12,754	$13,272	$11,854
2/29/2020	$12,546	$13,066	$12,068
3/31/2020	$10,616	$11,528	$11,997
4/30/2020	$11,067	$11,966	$12,210
5/31/2020	$11,657	$12,509	$12,267
6/30/2020	$11,760	$12,628	$12,344
7/31/2020	$12,335	$13,228	$12,528
8/31/2020	$12,559	$13,360	$12,427
9/30/2020	$12,394	$13,221	$12,420
10/31/2020	$12,472	$13,281	$12,365
11/30/2020	$13,018	$13,813	$12,486
12/31/2020	$13,260	$14,077	$12,504
1/31/2021	$13,341	$14,131	$12,414
2/28/2021	$13,496	$14,180	$12,235
3/31/2021	$13,469	$14,205	$12,082
4/30/2021	$13,625	$14,360	$12,177
5/31/2021	$13,672	$14,402	$12,217
6/30/2021	$13,867	$14,598	$12,303
7/31/2021	$13,877	$14,649	$12,440
8/31/2021	$13,941	$14,730	$12,417
9/30/2021	$13,932	$14,736	$12,309
10/31/2021	$13,980	$14,708	$12,306
11/30/2021	$13,792	$14,556	$12,342
12/31/2021	$13,989	$14,830	$12,311
1/31/2022	$13,569	$14,423	$12,045
2/28/2022	$13,377	$14,294	$11,911
3/31/2022	$13,204	$14,163	$11,580
4/30/2022	$12,726	$13,649	$11,141
5/31/2022	$12,684	$13,681	$11,213
6/30/2022	$11,761	$12,749	$11,037
7/31/2022	$12,391	$13,517	$11,306
8/31/2022	$12,097	$13,196	$10,987
9/30/2022	$11,587	$12,667	$10,512
10/31/2022	$11,890	$13,028	$10,376
11/30/2022	$12,120	$13,273	$10,758
12/31/2022	$11,977	$13,174	$10,709
1/31/2023	$12,365	$13,690	$11,039
2/28/2023	$12,146	$13,515	$10,753
3/31/2023	$12,300	$13,665	$11,026
4/30/2023	$12,400	$13,800	$11,093
5/31/2023	$12,240	$13,669	$10,972
6/30/2023	$12,422	$13,893	$10,933
7/31/2023	$12,565	$14,092	$10,926
8/31/2023	$12,528	$14,135	$10,856
9/30/2023	$12,347	$13,969	$10,580
10/31/2023	$12,165	$13,796	$10,413
11/30/2023	$12,708	$14,426	$10,884
12/31/2023	$13,172	$14,960	$11,301
1/31/2024	$13,199	$14,963	$11,270
2/29/2024	$13,231	$15,008	$11,111
3/31/2024	$13,401	$15,188	$11,213
4/30/2024	$13,242	$15,037	$10,930
5/31/2024	$13,425	$15,209	$11,116
6/30/2024	$13,542	$15,356	$11,221
7/31/2024	$13,768	$15,659	$11,483
8/31/2024	$13,953	$15,909	$11,648
9/30/2024	$14,182	$16,169	$11,804
10/31/2024	$14,105	$16,081	$11,511
11/30/2024	$14,271	$16,266	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	12.30%	2.68%	3.62%
Class C with sales charge	11.30%	2.68%	3.62%
ICE BofA US High Yield Constrained Index	12.76%	4.59%	4.99%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,675,493,606
# of Portfolio Holdings	745
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$20,093,288

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	6.54%
Communications	11.82%
Consumer Discretionary	16.11%
Consumer Non-cyclical	0.11%
Consumer Staples	12.67%
Diversified	0.32%
Energy	15.31%
Financial	11.60%
Industrial	12.02%
Information Technology	0.10%
Mortgage Securities	0.28%
Real Estate	0.01%
Technology	4.72%
Utilities	3.87%
Repurchase Agreements	0.76%
Money Market FundsFootnote Reference(a)	3.38%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LHYCX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-681-C

01/25

Class F

LHYFX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$87	0.82%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 12.90%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 12.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Telecommunications and Technology sectors. An underweight allocation to BB-rated bonds and overweight allocation to CCC-rated bonds.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Media sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,842	$9,853	$10,009
1/31/2015	$9,889	$9,920	$10,219
2/28/2015	$10,135	$10,157	$10,123
3/31/2015	$10,144	$10,103	$10,170
4/30/2015	$10,273	$10,225	$10,134
5/31/2015	$10,362	$10,255	$10,109
6/30/2015	$10,234	$10,099	$9,999
7/31/2015	$10,216	$10,037	$10,069
8/31/2015	$10,017	$9,859	$10,054
9/30/2015	$9,803	$9,606	$10,122
10/31/2015	$10,044	$9,867	$10,124
11/30/2015	$9,871	$9,647	$10,097
12/31/2015	$9,628	$9,398	$10,064
1/31/2016	$9,425	$9,250	$10,203
2/29/2016	$9,461	$9,293	$10,275
3/31/2016	$9,837	$9,704	$10,370
4/30/2016	$10,160	$10,092	$10,409
5/31/2016	$10,257	$10,164	$10,412
6/30/2016	$10,368	$10,275	$10,599
7/31/2016	$10,653	$10,534	$10,666
8/31/2016	$10,867	$10,769	$10,654
9/30/2016	$10,937	$10,838	$10,648
10/31/2016	$10,963	$10,872	$10,566
11/30/2016	$10,975	$10,829	$10,316
12/31/2016	$11,164	$11,042	$10,331
1/31/2017	$11,354	$11,190	$10,351
2/28/2017	$11,515	$11,365	$10,421
3/31/2017	$11,482	$11,341	$10,415
4/30/2017	$11,630	$11,469	$10,496
5/31/2017	$11,702	$11,571	$10,576
6/30/2017	$11,712	$11,584	$10,566
7/31/2017	$11,875	$11,717	$10,611
8/31/2017	$11,870	$11,714	$10,706
9/30/2017	$12,002	$11,819	$10,655
10/31/2017	$12,074	$11,866	$10,662
11/30/2017	$12,083	$11,834	$10,648
12/31/2017	$12,125	$11,868	$10,697
1/31/2018	$12,199	$11,945	$10,574
2/28/2018	$12,066	$11,833	$10,473
3/31/2018	$11,998	$11,760	$10,540
4/30/2018	$12,008	$11,838	$10,462
5/31/2018	$11,986	$11,837	$10,537
6/30/2018	$11,996	$11,877	$10,524
7/31/2018	$12,104	$12,010	$10,526
8/31/2018	$12,246	$12,097	$10,594
9/30/2018	$12,304	$12,168	$10,526
10/31/2018	$12,002	$11,968	$10,443
11/30/2018	$11,848	$11,860	$10,505
12/31/2018	$11,510	$11,600	$10,698
1/31/2019	$12,073	$12,132	$10,812
2/28/2019	$12,267	$12,337	$10,805
3/31/2019	$12,377	$12,458	$11,013
4/30/2019	$12,606	$12,632	$11,016
5/31/2019	$12,479	$12,472	$11,211
6/30/2019	$12,848	$12,777	$11,352
7/31/2019	$12,942	$12,843	$11,377
8/31/2019	$12,879	$12,893	$11,672
9/30/2019	$12,887	$12,934	$11,610
10/31/2019	$12,895	$12,964	$11,645
11/30/2019	$12,971	$12,999	$11,639
12/31/2019	$13,259	$13,271	$11,630
1/31/2020	$13,249	$13,272	$11,854
2/29/2020	$13,042	$13,066	$12,068
3/31/2020	$11,051	$11,528	$11,997
4/30/2020	$11,525	$11,966	$12,210
5/31/2020	$12,126	$12,509	$12,267
6/30/2020	$12,240	$12,628	$12,344
7/31/2020	$12,863	$13,228	$12,528
8/31/2020	$13,104	$13,360	$12,427
9/30/2020	$12,940	$13,221	$12,420
10/31/2020	$13,030	$13,281	$12,365
11/30/2020	$13,606	$13,813	$12,486
12/31/2020	$13,866	$14,077	$12,504
1/31/2021	$13,959	$14,131	$12,414
2/28/2021	$14,128	$14,180	$12,235
3/31/2021	$14,109	$14,205	$12,082
4/30/2021	$14,281	$14,360	$12,177
5/31/2021	$14,339	$14,402	$12,217
6/30/2021	$14,551	$14,598	$12,303
7/31/2021	$14,571	$14,649	$12,440
8/31/2021	$14,648	$14,730	$12,417
9/30/2021	$14,647	$14,736	$12,309
10/31/2021	$14,706	$14,708	$12,306
11/30/2021	$14,518	$14,556	$12,342
12/31/2021	$14,734	$14,830	$12,311
1/31/2022	$14,302	$14,423	$12,045
2/28/2022	$14,109	$14,294	$11,911
3/31/2022	$13,936	$14,163	$11,580
4/30/2022	$13,441	$13,649	$11,141
5/31/2022	$13,405	$13,681	$11,213
6/30/2022	$12,443	$12,749	$11,037
7/31/2022	$13,114	$13,517	$11,306
8/31/2022	$12,812	$13,196	$10,987
9/30/2022	$12,282	$12,667	$10,512
10/31/2022	$12,610	$13,028	$10,376
11/30/2022	$12,840	$13,273	$10,758
12/31/2022	$12,717	$13,174	$10,709
1/31/2023	$13,115	$13,690	$11,039
2/28/2023	$12,911	$13,515	$10,753
3/31/2023	$13,062	$13,665	$11,026
4/30/2023	$13,176	$13,800	$11,093
5/31/2023	$13,014	$13,669	$10,972
6/30/2023	$13,215	$13,893	$10,933
7/31/2023	$13,397	$14,092	$10,926
8/31/2023	$13,344	$14,135	$10,856
9/30/2023	$13,159	$13,969	$10,580
10/31/2023	$12,974	$13,796	$10,413
11/30/2023	$13,581	$14,426	$10,884
12/31/2023	$14,062	$14,960	$11,301
1/31/2024	$14,099	$14,963	$11,270
2/29/2024	$14,141	$15,008	$11,111
3/31/2024	$14,331	$15,188	$11,213
4/30/2024	$14,193	$15,037	$10,930
5/31/2024	$14,396	$15,209	$11,116
6/30/2024	$14,507	$15,356	$11,221
7/31/2024	$14,758	$15,659	$11,483
8/31/2024	$14,988	$15,909	$11,648
9/30/2024	$15,242	$16,169	$11,804
10/31/2024	$15,146	$16,081	$11,511
11/30/2024	$15,333	$16,266	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	12.90%	3.40%	4.37%
ICE BofA US High Yield Constrained Index	12.76%	4.59%	4.99%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,675,493,606
# of Portfolio Holdings	745
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$20,093,288

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	6.54%
Communications	11.82%
Consumer Discretionary	16.11%
Consumer Non-cyclical	0.11%
Consumer Staples	12.67%
Diversified	0.32%
Energy	15.31%
Financial	11.60%
Industrial	12.02%
Information Technology	0.10%
Mortgage Securities	0.28%
Real Estate	0.01%
Technology	4.72%
Utilities	3.87%
Repurchase Agreements	0.76%
Money Market FundsFootnote Reference(a)	3.38%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LHYFX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1010-F

01/25

Class F3

LHYOX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$65	0.61%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 13.28%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 12.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Telecommunications and Technology sectors. An underweight allocation to BB-rated bonds and overweight allocation to CCC-rated bonds.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Media sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,109	$10,111	$10,051
5/31/2017	$10,186	$10,201	$10,128
6/30/2017	$10,197	$10,212	$10,118
7/31/2017	$10,327	$10,330	$10,162
8/31/2017	$10,338	$10,328	$10,253
9/30/2017	$10,454	$10,420	$10,204
10/31/2017	$10,519	$10,461	$10,210
11/30/2017	$10,528	$10,433	$10,197
12/31/2017	$10,566	$10,463	$10,244
1/31/2018	$10,632	$10,531	$10,126
2/28/2018	$10,518	$10,432	$10,030
3/31/2018	$10,461	$10,368	$10,094
4/30/2018	$10,472	$10,437	$10,019
5/31/2018	$10,455	$10,435	$10,091
6/30/2018	$10,465	$10,471	$10,078
7/31/2018	$10,561	$10,588	$10,080
8/31/2018	$10,672	$10,665	$10,145
9/30/2018	$10,725	$10,727	$10,080
10/31/2018	$10,465	$10,551	$10,000
11/30/2018	$10,333	$10,456	$10,060
12/31/2018	$10,043	$10,226	$10,245
1/31/2019	$10,533	$10,696	$10,354
2/28/2019	$10,704	$10,877	$10,348
3/31/2019	$10,816	$10,983	$10,546
4/30/2019	$11,002	$11,137	$10,549
5/31/2019	$10,908	$10,995	$10,736
6/30/2019	$11,231	$11,265	$10,871
7/31/2019	$11,299	$11,323	$10,895
8/31/2019	$11,262	$11,367	$11,177
9/30/2019	$11,271	$11,403	$11,118
10/31/2019	$11,280	$11,429	$11,151
11/30/2019	$11,348	$11,461	$11,146
12/31/2019	$11,585	$11,700	$11,138
1/31/2020	$11,594	$11,701	$11,352
2/29/2020	$11,417	$11,519	$11,557
3/31/2020	$9,672	$10,164	$11,489
4/30/2020	$10,087	$10,550	$11,693
5/31/2020	$10,612	$11,029	$11,747
6/30/2020	$10,713	$11,133	$11,821
7/31/2020	$11,257	$11,662	$11,998
8/31/2020	$11,468	$11,778	$11,901
9/30/2020	$11,328	$11,656	$11,894
10/31/2020	$11,408	$11,709	$11,841
11/30/2020	$11,912	$12,178	$11,958
12/31/2020	$12,141	$12,411	$11,974
1/31/2021	$12,241	$12,458	$11,888
2/28/2021	$12,374	$12,502	$11,716
3/31/2021	$12,376	$12,524	$11,570
4/30/2021	$12,511	$12,661	$11,662
5/31/2021	$12,581	$12,697	$11,700
6/30/2021	$12,751	$12,870	$11,782
7/31/2021	$12,771	$12,915	$11,914
8/31/2021	$12,840	$12,987	$11,891
9/30/2021	$12,858	$12,992	$11,788
10/31/2021	$12,912	$12,967	$11,785
11/30/2021	$12,733	$12,833	$11,820
12/31/2021	$12,924	$13,074	$11,789
1/31/2022	$12,567	$12,716	$11,535
2/28/2022	$12,383	$12,602	$11,407
3/31/2022	$12,234	$12,486	$11,090
4/30/2022	$11,805	$12,033	$10,669
5/31/2022	$11,776	$12,062	$10,738
6/30/2022	$10,938	$11,240	$10,569
7/31/2022	$11,526	$11,917	$10,828
8/31/2022	$11,266	$11,634	$10,522
9/30/2022	$10,786	$11,167	$10,067
10/31/2022	$11,075	$11,486	$9,937
11/30/2022	$11,296	$11,702	$10,302
12/31/2022	$11,191	$11,615	$10,256
1/31/2023	$11,541	$12,069	$10,571
2/28/2023	$11,347	$11,915	$10,298
3/31/2023	$11,499	$12,048	$10,559
4/30/2023	$11,601	$12,166	$10,623
5/31/2023	$11,462	$12,051	$10,508
6/30/2023	$11,640	$12,248	$10,470
7/31/2023	$11,783	$12,424	$10,463
8/31/2023	$11,758	$12,461	$10,396
9/30/2023	$11,599	$12,316	$10,132
10/31/2023	$11,439	$12,163	$9,972
11/30/2023	$11,954	$12,718	$10,424
12/31/2023	$12,397	$13,189	$10,823
1/31/2024	$12,432	$13,192	$10,793
2/29/2024	$12,472	$13,231	$10,640
3/31/2024	$12,641	$13,390	$10,739
4/30/2024	$12,523	$13,257	$10,467
5/31/2024	$12,704	$13,408	$10,645
6/30/2024	$12,804	$13,539	$10,746
7/31/2024	$13,026	$13,805	$10,997
8/31/2024	$13,231	$14,025	$11,155
9/30/2024	$13,457	$14,255	$11,304
10/31/2024	$13,396	$14,178	$11,024
11/30/2024	$13,542	$14,341	$11,140

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	13.28%	3.60%	4.04%
ICE BofA US High Yield Constrained Index	12.76%	4.59%	4.82%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.42%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,675,493,606
# of Portfolio Holdings	745
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$20,093,288

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	6.54%
Communications	11.82%
Consumer Discretionary	16.11%
Consumer Non-cyclical	0.11%
Consumer Staples	12.67%
Diversified	0.32%
Energy	15.31%
Financial	11.60%
Industrial	12.02%
Information Technology	0.10%
Mortgage Securities	0.28%
Real Estate	0.01%
Technology	4.72%
Utilities	3.87%
Repurchase Agreements	0.76%
Money Market FundsFootnote Reference(a)	3.38%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LHYOX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8972-F3

01/25

Class I

LAHYX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.72%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 13.16%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 12.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Telecommunications and Technology sectors. An underweight allocation to BB-rated bonds and overweight allocation to CCC-rated bonds.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Media sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,844	$9,853	$10,009
1/31/2015	$9,892	$9,920	$10,219
2/28/2015	$10,138	$10,157	$10,123
3/31/2015	$10,162	$10,103	$10,170
4/30/2015	$10,291	$10,225	$10,134
5/31/2015	$10,367	$10,255	$10,109
6/30/2015	$10,242	$10,099	$9,999
7/31/2015	$10,225	$10,037	$10,069
8/31/2015	$10,028	$9,859	$10,054
9/30/2015	$9,816	$9,606	$10,122
10/31/2015	$10,057	$9,867	$10,124
11/30/2015	$9,886	$9,647	$10,097
12/31/2015	$9,645	$9,398	$10,064
1/31/2016	$9,445	$9,250	$10,203
2/29/2016	$9,481	$9,293	$10,275
3/31/2016	$9,843	$9,704	$10,370
4/30/2016	$10,180	$10,092	$10,409
5/31/2016	$10,278	$10,164	$10,412
6/30/2016	$10,390	$10,275	$10,599
7/31/2016	$10,675	$10,534	$10,666
8/31/2016	$10,890	$10,769	$10,654
9/30/2016	$10,961	$10,838	$10,648
10/31/2016	$10,988	$10,872	$10,566
11/30/2016	$11,002	$10,829	$10,316
12/31/2016	$11,192	$11,042	$10,331
1/31/2017	$11,382	$11,190	$10,351
2/28/2017	$11,544	$11,365	$10,421
3/31/2017	$11,513	$11,341	$10,415
4/30/2017	$11,661	$11,469	$10,496
5/31/2017	$11,735	$11,571	$10,576
6/30/2017	$11,746	$11,584	$10,566
7/31/2017	$11,910	$11,717	$10,611
8/31/2017	$11,907	$11,714	$10,706
9/30/2017	$12,040	$11,819	$10,655
10/31/2017	$12,113	$11,866	$10,662
11/30/2017	$12,123	$11,834	$10,648
12/31/2017	$12,182	$11,868	$10,697
1/31/2018	$12,257	$11,945	$10,574
2/28/2018	$12,110	$11,833	$10,473
3/31/2018	$12,043	$11,760	$10,540
4/30/2018	$12,069	$11,838	$10,462
5/31/2018	$12,033	$11,837	$10,537
6/30/2018	$12,043	$11,877	$10,524
7/31/2018	$12,152	$12,010	$10,526
8/31/2018	$12,296	$12,097	$10,594
9/30/2018	$12,355	$12,168	$10,526
10/31/2018	$12,055	$11,968	$10,443
11/30/2018	$11,902	$11,860	$10,505
12/31/2018	$11,566	$11,600	$10,698
1/31/2019	$12,129	$12,132	$10,812
2/28/2019	$12,325	$12,337	$10,805
3/31/2019	$12,436	$12,458	$11,013
4/30/2019	$12,666	$12,632	$11,016
5/31/2019	$12,540	$12,472	$11,211
6/30/2019	$12,911	$12,777	$11,352
7/31/2019	$13,006	$12,843	$11,377
8/31/2019	$12,945	$12,893	$11,672
9/30/2019	$12,953	$12,934	$11,610
10/31/2019	$12,963	$12,964	$11,645
11/30/2019	$13,040	$12,999	$11,639
12/31/2019	$13,330	$13,271	$11,630
1/31/2020	$13,322	$13,272	$11,854
2/29/2020	$13,116	$13,066	$12,068
3/31/2020	$11,108	$11,528	$11,997
4/30/2020	$11,583	$11,966	$12,210
5/31/2020	$12,204	$12,509	$12,267
6/30/2020	$12,319	$12,628	$12,344
7/31/2020	$12,944	$13,228	$12,528
8/31/2020	$13,186	$13,360	$12,427
9/30/2020	$13,023	$13,221	$12,420
10/31/2020	$13,115	$13,281	$12,365
11/30/2020	$13,692	$13,813	$12,486
12/31/2020	$13,955	$14,077	$12,504
1/31/2021	$14,050	$14,131	$12,414
2/28/2021	$14,220	$14,180	$12,235
3/31/2021	$14,202	$14,205	$12,082
4/30/2021	$14,376	$14,360	$12,177
5/31/2021	$14,436	$14,402	$12,217
6/30/2021	$14,650	$14,598	$12,303
7/31/2021	$14,671	$14,649	$12,440
8/31/2021	$14,749	$14,730	$12,417
9/30/2021	$14,770	$14,736	$12,309
10/31/2021	$14,830	$14,708	$12,306
11/30/2021	$14,624	$14,556	$12,342
12/31/2021	$14,842	$14,830	$12,311
1/31/2022	$14,411	$14,423	$12,045
2/28/2022	$14,219	$14,294	$11,911
3/31/2022	$14,047	$14,163	$11,580
4/30/2022	$13,553	$13,649	$11,141
5/31/2022	$13,518	$13,681	$11,213
6/30/2022	$12,555	$12,749	$11,037
7/31/2022	$13,229	$13,517	$11,306
8/31/2022	$12,928	$13,196	$10,987
9/30/2022	$12,378	$12,667	$10,512
10/31/2022	$12,707	$13,028	$10,376
11/30/2022	$12,960	$13,273	$10,758
12/31/2022	$12,818	$13,174	$10,709
1/31/2023	$13,239	$13,690	$11,039
2/28/2023	$13,015	$13,515	$10,753
3/31/2023	$13,189	$13,665	$11,026
4/30/2023	$13,305	$13,800	$11,093
5/31/2023	$13,144	$13,669	$10,972
6/30/2023	$13,348	$13,893	$10,933
7/31/2023	$13,510	$14,092	$10,926
8/31/2023	$13,480	$14,135	$10,856
9/30/2023	$13,297	$13,969	$10,580
10/31/2023	$13,112	$13,796	$10,413
11/30/2023	$13,701	$14,426	$10,884
12/31/2023	$14,207	$14,960	$11,301
1/31/2024	$14,246	$14,963	$11,270
2/29/2024	$14,291	$15,008	$11,111
3/31/2024	$14,483	$15,188	$11,213
4/30/2024	$14,346	$15,037	$10,930
5/31/2024	$14,552	$15,209	$11,116
6/30/2024	$14,665	$15,356	$11,221
7/31/2024	$14,918	$15,659	$11,483
8/31/2024	$15,152	$15,909	$11,648
9/30/2024	$15,409	$16,169	$11,804
10/31/2024	$15,314	$16,081	$11,511
11/30/2024	$15,504	$16,266	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	13.16%	3.52%	4.48%
ICE BofA US High Yield Constrained Index	12.76%	4.59%	4.99%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,675,493,606
# of Portfolio Holdings	745
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$20,093,288

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	6.54%
Communications	11.82%
Consumer Discretionary	16.11%
Consumer Non-cyclical	0.11%
Consumer Staples	12.67%
Diversified	0.32%
Energy	15.31%
Financial	11.60%
Industrial	12.02%
Information Technology	0.10%
Mortgage Securities	0.28%
Real Estate	0.01%
Technology	4.72%
Utilities	3.87%
Repurchase Agreements	0.76%
Money Market FundsFootnote Reference(a)	3.38%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LAHYX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-694-I

01/25

Class R2

LHYQX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$140	1.32%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 12.48%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 12.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Telecommunications and Technology sectors. An underweight allocation to BB-rated bonds and overweight allocation to CCC-rated bonds.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Media sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,839	$9,853	$10,009
1/31/2015	$9,882	$9,920	$10,219
2/28/2015	$10,137	$10,157	$10,123
3/31/2015	$10,142	$10,103	$10,170
4/30/2015	$10,265	$10,225	$10,134
5/31/2015	$10,350	$10,255	$10,109
6/30/2015	$10,206	$10,099	$9,999
7/31/2015	$10,198	$10,037	$10,069
8/31/2015	$9,983	$9,859	$10,054
9/30/2015	$9,768	$9,606	$10,122
10/31/2015	$10,003	$9,867	$10,124
11/30/2015	$9,842	$9,647	$10,097
12/31/2015	$9,584	$9,398	$10,064
1/31/2016	$9,381	$9,250	$10,203
2/29/2016	$9,413	$9,293	$10,275
3/31/2016	$9,767	$9,704	$10,370
4/30/2016	$10,097	$10,092	$10,409
5/31/2016	$10,188	$10,164	$10,412
6/30/2016	$10,294	$10,275	$10,599
7/31/2016	$10,572	$10,534	$10,666
8/31/2016	$10,779	$10,769	$10,654
9/30/2016	$10,844	$10,838	$10,648
10/31/2016	$10,865	$10,872	$10,566
11/30/2016	$10,874	$10,829	$10,316
12/31/2016	$11,071	$11,042	$10,331
1/31/2017	$11,238	$11,190	$10,351
2/28/2017	$11,407	$11,365	$10,421
3/31/2017	$11,371	$11,341	$10,415
4/30/2017	$11,497	$11,469	$10,496
5/31/2017	$11,578	$11,571	$10,576
6/30/2017	$11,569	$11,584	$10,566
7/31/2017	$11,725	$11,717	$10,611
8/31/2017	$11,715	$11,714	$10,706
9/30/2017	$11,856	$11,819	$10,655
10/31/2017	$11,906	$11,866	$10,662
11/30/2017	$11,926	$11,834	$10,648
12/31/2017	$11,963	$11,868	$10,697
1/31/2018	$12,030	$11,945	$10,574
2/28/2018	$11,896	$11,833	$10,473
3/31/2018	$11,825	$11,760	$10,540
4/30/2018	$11,831	$11,838	$10,462
5/31/2018	$11,789	$11,837	$10,537
6/30/2018	$11,795	$11,877	$10,524
7/31/2018	$11,896	$12,010	$10,526
8/31/2018	$12,030	$12,097	$10,594
9/30/2018	$12,083	$12,168	$10,526
10/31/2018	$11,784	$11,968	$10,443
11/30/2018	$11,628	$11,860	$10,505
12/31/2018	$11,295	$11,600	$10,698
1/31/2019	$11,839	$12,132	$10,812
2/28/2019	$12,024	$12,337	$10,805
3/31/2019	$12,127	$12,458	$11,013
4/30/2019	$12,345	$12,632	$11,016
5/31/2019	$12,216	$12,472	$11,211
6/30/2019	$12,588	$12,777	$11,352
7/31/2019	$12,657	$12,843	$11,377
8/31/2019	$12,592	$12,893	$11,672
9/30/2019	$12,594	$12,934	$11,610
10/31/2019	$12,614	$12,964	$11,645
11/30/2019	$12,666	$12,999	$11,639
12/31/2019	$12,941	$13,271	$11,630
1/31/2020	$12,926	$13,272	$11,854
2/29/2020	$12,721	$13,066	$12,068
3/31/2020	$10,771	$11,528	$11,997
4/30/2020	$11,226	$11,966	$12,210
5/31/2020	$11,821	$12,509	$12,267
6/30/2020	$11,927	$12,628	$12,344
7/31/2020	$12,525	$13,228	$12,528
8/31/2020	$12,752	$13,360	$12,427
9/30/2020	$12,589	$13,221	$12,420
10/31/2020	$12,671	$13,281	$12,365
11/30/2020	$13,222	$13,813	$12,486
12/31/2020	$13,469	$14,077	$12,504
1/31/2021	$13,553	$14,131	$12,414
2/28/2021	$13,711	$14,180	$12,235
3/31/2021	$13,706	$14,205	$12,082
4/30/2021	$13,847	$14,360	$12,177
5/31/2021	$13,917	$14,402	$12,217
6/30/2021	$14,097	$14,598	$12,303
7/31/2021	$14,111	$14,649	$12,440
8/31/2021	$14,179	$14,730	$12,417
9/30/2021	$14,191	$14,736	$12,309
10/31/2021	$14,243	$14,708	$12,306
11/30/2021	$14,038	$14,556	$12,342
12/31/2021	$14,240	$14,830	$12,311
1/31/2022	$13,820	$14,423	$12,045
2/28/2022	$13,629	$14,294	$11,911
3/31/2022	$13,458	$14,163	$11,580
4/30/2022	$12,979	$13,649	$11,141
5/31/2022	$12,940	$13,681	$11,213
6/30/2022	$11,993	$12,749	$11,037
7/31/2022	$12,650	$13,517	$11,306
8/31/2022	$12,338	$13,196	$10,987
9/30/2022	$11,826	$12,667	$10,512
10/31/2022	$12,134	$13,028	$10,376
11/30/2022	$12,370	$13,273	$10,758
12/31/2022	$12,228	$13,174	$10,709
1/31/2023	$12,623	$13,690	$11,039
2/28/2023	$12,404	$13,515	$10,753
3/31/2023	$12,563	$13,665	$11,026
4/30/2023	$12,667	$13,800	$11,093
5/31/2023	$12,508	$13,669	$10,972
6/30/2023	$12,695	$13,893	$10,933
7/31/2023	$12,843	$14,092	$10,926
8/31/2023	$12,808	$14,135	$10,856
9/30/2023	$12,628	$13,969	$10,580
10/31/2023	$12,426	$13,796	$10,413
11/30/2023	$12,999	$14,426	$10,884
12/31/2023	$13,472	$14,960	$11,301
1/31/2024	$13,502	$14,963	$11,270
2/29/2024	$13,538	$15,008	$11,111
3/31/2024	$13,712	$15,188	$11,213
4/30/2024	$13,555	$15,037	$10,930
5/31/2024	$13,743	$15,209	$11,116
6/30/2024	$13,865	$15,356	$11,221
7/31/2024	$14,097	$15,659	$11,483
8/31/2024	$14,288	$15,909	$11,648
9/30/2024	$14,523	$16,169	$11,804
10/31/2024	$14,449	$16,081	$11,511
11/30/2024	$14,620	$16,266	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	12.48%	2.91%	3.87%
ICE BofA US High Yield Constrained Index	12.76%	4.59%	4.99%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,675,493,606
# of Portfolio Holdings	745
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$20,093,288

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	6.54%
Communications	11.82%
Consumer Discretionary	16.11%
Consumer Non-cyclical	0.11%
Consumer Staples	12.67%
Diversified	0.32%
Energy	15.31%
Financial	11.60%
Industrial	12.02%
Information Technology	0.10%
Mortgage Securities	0.28%
Real Estate	0.01%
Technology	4.72%
Utilities	3.87%
Repurchase Agreements	0.76%
Money Market FundsFootnote Reference(a)	3.38%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LHYQX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1080-R2

01/25

Class R3

LHYRX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$130	1.22%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 12.59%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 12.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Telecommunications and Technology sectors. An underweight allocation to BB-rated bonds and overweight allocation to CCC-rated bonds.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Media sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,840	$9,853	$10,009
1/31/2015	$9,884	$9,920	$10,219
2/28/2015	$10,139	$10,157	$10,123
3/31/2015	$10,145	$10,103	$10,170
4/30/2015	$10,270	$10,225	$10,134
5/31/2015	$10,342	$10,255	$10,109
6/30/2015	$10,213	$10,099	$9,999
7/31/2015	$10,205	$10,037	$10,069
8/31/2015	$9,991	$9,859	$10,054
9/30/2015	$9,777	$9,606	$10,122
10/31/2015	$10,012	$9,867	$10,124
11/30/2015	$9,838	$9,647	$10,097
12/31/2015	$9,595	$9,398	$10,064
1/31/2016	$9,392	$9,250	$10,203
2/29/2016	$9,425	$9,293	$10,275
3/31/2016	$9,780	$9,704	$10,370
4/30/2016	$10,111	$10,092	$10,409
5/31/2016	$10,204	$10,164	$10,412
6/30/2016	$10,311	$10,275	$10,599
7/31/2016	$10,589	$10,534	$10,666
8/31/2016	$10,798	$10,769	$10,654
9/30/2016	$10,864	$10,838	$10,648
10/31/2016	$10,886	$10,872	$10,566
11/30/2016	$10,896	$10,829	$10,316
12/31/2016	$11,094	$11,042	$10,331
1/31/2017	$11,263	$11,190	$10,351
2/28/2017	$11,433	$11,365	$10,421
3/31/2017	$11,398	$11,341	$10,415
4/30/2017	$11,525	$11,469	$10,496
5/31/2017	$11,607	$11,571	$10,576
6/30/2017	$11,599	$11,584	$10,566
7/31/2017	$11,756	$11,717	$10,611
8/31/2017	$11,748	$11,714	$10,706
9/30/2017	$11,889	$11,819	$10,655
10/31/2017	$11,941	$11,866	$10,662
11/30/2017	$11,946	$11,834	$10,648
12/31/2017	$12,000	$11,868	$10,697
1/31/2018	$12,069	$11,945	$10,574
2/28/2018	$11,935	$11,833	$10,473
3/31/2018	$11,849	$11,760	$10,540
4/30/2018	$11,871	$11,838	$10,462
5/31/2018	$11,831	$11,837	$10,537
6/30/2018	$11,837	$11,877	$10,524
7/31/2018	$11,939	$12,010	$10,526
8/31/2018	$12,075	$12,097	$10,594
9/30/2018	$12,128	$12,168	$10,526
10/31/2018	$11,829	$11,968	$10,443
11/30/2018	$11,674	$11,860	$10,505
12/31/2018	$11,341	$11,600	$10,698
1/31/2019	$11,888	$12,132	$10,812
2/28/2019	$12,075	$12,337	$10,805
3/31/2019	$12,179	$12,458	$11,013
4/30/2019	$12,399	$12,632	$11,016
5/31/2019	$12,270	$12,472	$11,211
6/30/2019	$12,628	$12,777	$11,352
7/31/2019	$12,716	$12,843	$11,377
8/31/2019	$12,651	$12,893	$11,672
9/30/2019	$12,654	$12,934	$11,610
10/31/2019	$12,658	$12,964	$11,645
11/30/2019	$12,729	$12,999	$11,639
12/31/2019	$13,006	$13,271	$11,630
1/31/2020	$12,992	$13,272	$11,854
2/29/2020	$12,787	$13,066	$12,068
3/31/2020	$10,827	$11,528	$11,997
4/30/2020	$11,286	$11,966	$12,210
5/31/2020	$11,885	$12,509	$12,267
6/30/2020	$11,993	$12,628	$12,344
7/31/2020	$12,595	$13,228	$12,528
8/31/2020	$12,825	$13,360	$12,427
9/30/2020	$12,662	$13,221	$12,420
10/31/2020	$12,745	$13,281	$12,365
11/30/2020	$13,301	$13,813	$12,486
12/31/2020	$13,550	$14,077	$12,504
1/31/2021	$13,636	$14,131	$12,414
2/28/2021	$13,796	$14,180	$12,235
3/31/2021	$13,774	$14,205	$12,082
4/30/2021	$13,936	$14,360	$12,177
5/31/2021	$13,988	$14,402	$12,217
6/30/2021	$14,190	$14,598	$12,303
7/31/2021	$14,204	$14,649	$12,440
8/31/2021	$14,274	$14,730	$12,417
9/30/2021	$14,269	$14,736	$12,309
10/31/2021	$14,322	$14,708	$12,306
11/30/2021	$14,136	$14,556	$12,342
12/31/2021	$14,340	$14,830	$12,311
1/31/2022	$13,918	$14,423	$12,045
2/28/2022	$13,708	$14,294	$11,911
3/31/2022	$13,556	$14,163	$11,580
4/30/2022	$13,075	$13,649	$11,141
5/31/2022	$13,036	$13,681	$11,213
6/30/2022	$12,084	$12,749	$11,037
7/31/2022	$12,727	$13,517	$11,306
8/31/2022	$12,433	$13,196	$10,987
9/30/2022	$11,918	$12,667	$10,512
10/31/2022	$12,230	$13,028	$10,376
11/30/2022	$12,468	$13,273	$10,758
12/31/2022	$12,326	$13,174	$10,709
1/31/2023	$12,725	$13,690	$11,039
2/28/2023	$12,506	$13,515	$10,753
3/31/2023	$12,667	$13,665	$11,026
4/30/2023	$12,773	$13,800	$11,093
5/31/2023	$12,614	$13,669	$10,972
6/30/2023	$12,803	$13,893	$10,933
7/31/2023	$12,953	$14,092	$10,926
8/31/2023	$12,899	$14,135	$10,856
9/30/2023	$12,739	$13,969	$10,580
10/31/2023	$12,536	$13,796	$10,413
11/30/2023	$13,115	$14,426	$10,884
12/31/2023	$13,593	$14,960	$11,301
1/31/2024	$13,625	$14,963	$11,270
2/29/2024	$13,662	$15,008	$11,111
3/31/2024	$13,839	$15,188	$11,213
4/30/2024	$13,682	$15,037	$10,930
5/31/2024	$13,873	$15,209	$11,116
6/30/2024	$13,997	$15,356	$11,221
7/31/2024	$14,232	$15,659	$11,483
8/31/2024	$14,426	$15,909	$11,648
9/30/2024	$14,665	$16,169	$11,804
10/31/2024	$14,591	$16,081	$11,511
11/30/2024	$14,766	$16,266	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	12.59%	3.01%	3.97%
ICE BofA US High Yield Constrained Index	12.76%	4.59%	4.99%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,675,493,606
# of Portfolio Holdings	745
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$20,093,288

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	6.54%
Communications	11.82%
Consumer Discretionary	16.11%
Consumer Non-cyclical	0.11%
Consumer Staples	12.67%
Diversified	0.32%
Energy	15.31%
Financial	11.60%
Industrial	12.02%
Information Technology	0.10%
Mortgage Securities	0.28%
Real Estate	0.01%
Technology	4.72%
Utilities	3.87%
Repurchase Agreements	0.76%
Money Market FundsFootnote Reference(a)	3.38%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LHYRX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-2054-R3

01/25

Class R4

LHYSX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$103	0.97%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 12.91%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 12.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Telecommunications and Technology sectors. An underweight allocation to BB-rated bonds and overweight allocation to CCC-rated bonds.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Media sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,981	$9,939	$10,070
8/31/2015	$9,786	$9,763	$10,055
9/30/2015	$9,577	$9,513	$10,123
10/31/2015	$9,811	$9,771	$10,125
11/30/2015	$9,642	$9,553	$10,098
12/31/2015	$9,404	$9,307	$10,065
1/31/2016	$9,205	$9,159	$10,204
2/29/2016	$9,240	$9,202	$10,276
3/31/2016	$9,592	$9,609	$10,371
4/30/2016	$9,920	$9,993	$10,410
5/31/2016	$9,999	$10,065	$10,413
6/30/2016	$10,107	$10,174	$10,600
7/31/2016	$10,397	$10,431	$10,667
8/31/2016	$10,605	$10,664	$10,655
9/30/2016	$10,673	$10,732	$10,649
10/31/2016	$10,697	$10,766	$10,567
11/30/2016	$10,693	$10,723	$10,317
12/31/2016	$10,891	$10,934	$10,332
1/31/2017	$11,074	$11,081	$10,352
2/28/2017	$11,230	$11,254	$10,422
3/31/2017	$11,197	$11,230	$10,416
4/30/2017	$11,340	$11,357	$10,497
5/31/2017	$11,409	$11,458	$10,577
6/30/2017	$11,418	$11,471	$10,567
7/31/2017	$11,560	$11,603	$10,612
8/31/2017	$11,569	$11,600	$10,707
9/30/2017	$11,696	$11,704	$10,656
10/31/2017	$11,765	$11,750	$10,663
11/30/2017	$11,772	$11,718	$10,649
12/31/2017	$11,812	$11,752	$10,698
1/31/2018	$11,882	$11,828	$10,575
2/28/2018	$11,752	$11,718	$10,474
3/31/2018	$11,684	$11,645	$10,542
4/30/2018	$11,693	$11,723	$10,463
5/31/2018	$11,670	$11,721	$10,538
6/30/2018	$11,678	$11,761	$10,525
7/31/2018	$11,782	$11,893	$10,527
8/31/2018	$11,903	$11,979	$10,595
9/30/2018	$11,958	$12,049	$10,527
10/31/2018	$11,679	$11,851	$10,444
11/30/2018	$11,512	$11,744	$10,506
12/31/2018	$11,199	$11,486	$10,699
1/31/2019	$11,728	$12,014	$10,813
2/28/2019	$11,932	$12,217	$10,806
3/31/2019	$12,037	$12,336	$11,014
4/30/2019	$12,242	$12,509	$11,017
5/31/2019	$12,133	$12,350	$11,212
6/30/2019	$12,491	$12,653	$11,353
7/31/2019	$12,564	$12,717	$11,378
8/31/2019	$12,518	$12,767	$11,673
9/30/2019	$12,524	$12,807	$11,611
10/31/2019	$12,530	$12,837	$11,646
11/30/2019	$12,603	$12,872	$11,640
12/31/2019	$12,864	$13,141	$11,632
1/31/2020	$12,870	$13,142	$11,855
2/29/2020	$12,668	$12,938	$12,069
3/31/2020	$10,718	$11,416	$11,998
4/30/2020	$11,176	$11,850	$12,211
5/31/2020	$11,776	$12,387	$12,268
6/30/2020	$11,885	$12,505	$12,345
7/31/2020	$12,470	$13,098	$12,530
8/31/2020	$12,720	$13,229	$12,428
9/30/2020	$12,559	$13,092	$12,422
10/31/2020	$12,645	$13,151	$12,366
11/30/2020	$13,184	$13,678	$12,488
12/31/2020	$13,453	$13,939	$12,505
1/31/2021	$13,541	$13,993	$12,415
2/28/2021	$13,704	$14,042	$12,236
3/31/2021	$13,683	$14,066	$12,083
4/30/2021	$13,848	$14,220	$12,178
5/31/2021	$13,903	$14,261	$12,218
6/30/2021	$14,107	$14,456	$12,304
7/31/2021	$14,106	$14,506	$12,442
8/31/2021	$14,197	$14,586	$12,418
9/30/2021	$14,195	$14,592	$12,310
10/31/2021	$14,250	$14,565	$12,307
11/30/2021	$14,066	$14,414	$12,344
12/31/2021	$14,274	$14,685	$12,312
1/31/2022	$13,854	$14,282	$12,047
2/28/2022	$13,646	$14,154	$11,912
3/31/2022	$13,497	$14,025	$11,581
4/30/2022	$13,017	$13,515	$11,142
5/31/2022	$12,981	$13,548	$11,214
6/30/2022	$12,048	$12,625	$11,038
7/31/2022	$12,695	$13,385	$11,307
8/31/2022	$12,403	$13,067	$10,988
9/30/2022	$11,869	$12,543	$10,513
10/31/2022	$12,184	$12,901	$10,377
11/30/2022	$12,425	$13,143	$10,759
12/31/2022	$12,305	$13,046	$10,710
1/31/2023	$12,688	$13,556	$11,040
2/28/2023	$12,469	$13,383	$10,754
3/31/2023	$12,634	$13,532	$11,027
4/30/2023	$12,742	$13,665	$11,094
5/31/2023	$12,584	$13,536	$10,973
6/30/2023	$12,777	$13,757	$10,934
7/31/2023	$12,930	$13,955	$10,927
8/31/2023	$12,899	$13,997	$10,857
9/30/2023	$12,719	$13,833	$10,581
10/31/2023	$12,539	$13,661	$10,414
11/30/2023	$13,102	$14,285	$10,886
12/31/2023	$13,585	$14,813	$11,302
1/31/2024	$13,619	$14,817	$11,271
2/29/2024	$13,659	$14,861	$11,112
3/31/2024	$13,840	$15,039	$11,215
4/30/2024	$13,705	$14,890	$10,931
5/31/2024	$13,900	$15,060	$11,117
6/30/2024	$14,005	$15,207	$11,222
7/31/2024	$14,245	$15,506	$11,484
8/31/2024	$14,443	$15,753	$11,649
9/30/2024	$14,686	$16,011	$11,805
10/31/2024	$14,614	$15,924	$11,512
11/30/2024	$14,793	$16,108	$11,634

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	12.91%	3.26%	4.24%
ICE BofA US High Yield Constrained Index	12.76%	4.59%	5.19%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,675,493,606
# of Portfolio Holdings	745
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$20,093,288

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	6.54%
Communications	11.82%
Consumer Discretionary	16.11%
Consumer Non-cyclical	0.11%
Consumer Staples	12.67%
Diversified	0.32%
Energy	15.31%
Financial	11.60%
Industrial	12.02%
Information Technology	0.10%
Mortgage Securities	0.28%
Real Estate	0.01%
Technology	4.72%
Utilities	3.87%
Repurchase Agreements	0.76%
Money Market FundsFootnote Reference(a)	3.38%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LHYSX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8706-R4

01/25

Class R5

LHYTX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$77	0.72%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 13.16%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 12.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Telecommunications and Technology sectors. An underweight allocation to BB-rated bonds and overweight allocation to CCC-rated bonds.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Media sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,984	$9,939	$10,070
8/31/2015	$9,792	$9,763	$10,055
9/30/2015	$9,586	$9,513	$10,123
10/31/2015	$9,821	$9,771	$10,125
11/30/2015	$9,654	$9,553	$10,098
12/31/2015	$9,419	$9,307	$10,065
1/31/2016	$9,224	$9,159	$10,204
2/29/2016	$9,260	$9,202	$10,276
3/31/2016	$9,613	$9,609	$10,371
4/30/2016	$9,929	$9,993	$10,410
5/31/2016	$10,024	$10,065	$10,413
6/30/2016	$10,133	$10,174	$10,600
7/31/2016	$10,426	$10,431	$10,667
8/31/2016	$10,636	$10,664	$10,655
9/30/2016	$10,706	$10,732	$10,649
10/31/2016	$10,732	$10,766	$10,567
11/30/2016	$10,731	$10,723	$10,317
12/31/2016	$10,931	$10,934	$10,332
1/31/2017	$11,117	$11,081	$10,352
2/28/2017	$11,275	$11,254	$10,422
3/31/2017	$11,245	$11,230	$10,416
4/30/2017	$11,390	$11,357	$10,497
5/31/2017	$11,462	$11,458	$10,577
6/30/2017	$11,473	$11,471	$10,567
7/31/2017	$11,633	$11,603	$10,612
8/31/2017	$11,630	$11,600	$10,707
9/30/2017	$11,760	$11,704	$10,656
10/31/2017	$11,831	$11,750	$10,663
11/30/2017	$11,841	$11,718	$10,649
12/31/2017	$11,899	$11,752	$10,698
1/31/2018	$11,957	$11,828	$10,575
2/28/2018	$11,829	$11,718	$10,474
3/31/2018	$11,764	$11,645	$10,542
4/30/2018	$11,775	$11,723	$10,463
5/31/2018	$11,755	$11,721	$10,538
6/30/2018	$11,766	$11,761	$10,525
7/31/2018	$11,872	$11,893	$10,527
8/31/2018	$12,013	$11,979	$10,595
9/30/2018	$12,055	$12,049	$10,527
10/31/2018	$11,778	$11,851	$10,444
11/30/2018	$11,612	$11,744	$10,506
12/31/2018	$11,300	$11,486	$10,699
1/31/2019	$11,835	$12,014	$10,813
2/28/2019	$12,042	$12,217	$10,806
3/31/2019	$12,151	$12,336	$11,014
4/30/2019	$12,376	$12,509	$11,017
5/31/2019	$12,253	$12,350	$11,212
6/30/2019	$12,615	$12,653	$11,353
7/31/2019	$12,708	$12,717	$11,378
8/31/2019	$12,649	$12,767	$11,673
9/30/2019	$12,657	$12,807	$11,611
10/31/2019	$12,666	$12,837	$11,646
11/30/2019	$12,742	$12,872	$11,640
12/31/2019	$13,025	$13,141	$11,632
1/31/2020	$13,017	$13,142	$11,855
2/29/2020	$12,816	$12,938	$12,069
3/31/2020	$10,854	$11,416	$11,998
4/30/2020	$11,319	$11,850	$12,211
5/31/2020	$11,926	$12,387	$12,268
6/30/2020	$12,039	$12,505	$12,345
7/31/2020	$12,632	$13,098	$12,530
8/31/2020	$12,886	$13,229	$12,428
9/30/2020	$12,727	$13,092	$12,422
10/31/2020	$12,817	$13,151	$12,366
11/30/2020	$13,363	$13,678	$12,488
12/31/2020	$13,638	$13,939	$12,505
1/31/2021	$13,731	$13,993	$12,415
2/28/2021	$13,897	$14,042	$12,236
3/31/2021	$13,880	$14,066	$12,083
4/30/2021	$14,049	$14,220	$12,178
5/31/2021	$14,108	$14,261	$12,218
6/30/2021	$14,317	$14,456	$12,304
7/31/2021	$14,338	$14,506	$12,442
8/31/2021	$14,415	$14,586	$12,418
9/30/2021	$14,416	$14,592	$12,310
10/31/2021	$14,475	$14,565	$12,307
11/30/2021	$14,292	$14,414	$12,344
12/31/2021	$14,505	$14,685	$12,312
1/31/2022	$14,084	$14,282	$12,047
2/28/2022	$13,876	$14,154	$11,912
3/31/2022	$13,728	$14,025	$11,581
4/30/2022	$13,225	$13,515	$11,142
5/31/2022	$13,211	$13,548	$11,214
6/30/2022	$12,250	$12,625	$11,038
7/31/2022	$12,908	$13,385	$11,307
8/31/2022	$12,615	$13,067	$10,988
9/30/2022	$12,097	$12,543	$10,513
10/31/2022	$12,419	$12,901	$10,377
11/30/2022	$12,646	$13,143	$10,759
12/31/2022	$12,527	$13,046	$10,710
1/31/2023	$12,939	$13,556	$11,040
2/28/2023	$12,720	$13,383	$10,754
3/31/2023	$12,869	$13,532	$11,027
4/30/2023	$12,982	$13,665	$11,094
5/31/2023	$12,846	$13,536	$10,973
6/30/2023	$13,023	$13,757	$10,934
7/31/2023	$13,203	$13,955	$10,927
8/31/2023	$13,153	$13,997	$10,857
9/30/2023	$12,973	$13,833	$10,581
10/31/2023	$12,793	$13,661	$10,414
11/30/2023	$13,390	$14,285	$10,886
12/31/2023	$13,863	$14,813	$11,302
1/31/2024	$13,923	$14,817	$11,271
2/29/2024	$13,967	$14,861	$11,112
3/31/2024	$14,132	$15,039	$11,215
4/30/2024	$13,998	$14,890	$10,931
5/31/2024	$14,199	$15,060	$11,117
6/30/2024	$14,333	$15,207	$11,222
7/31/2024	$14,580	$15,506	$11,484
8/31/2024	$14,785	$15,753	$11,649
9/30/2024	$15,036	$16,011	$11,805
10/31/2024	$14,966	$15,924	$11,512
11/30/2024	$15,152	$16,108	$11,634

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	13.16%	3.52%	4.51%
ICE BofA US High Yield Constrained Index	12.76%	4.59%	5.19%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,675,493,606
# of Portfolio Holdings	745
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$20,093,288

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	6.54%
Communications	11.82%
Consumer Discretionary	16.11%
Consumer Non-cyclical	0.11%
Consumer Staples	12.67%
Diversified	0.32%
Energy	15.31%
Financial	11.60%
Industrial	12.02%
Information Technology	0.10%
Mortgage Securities	0.28%
Real Estate	0.01%
Technology	4.72%
Utilities	3.87%
Repurchase Agreements	0.76%
Money Market FundsFootnote Reference(a)	3.38%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LHYTX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8738-R5

01/25

Class R6

LHYVX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett High Yield Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.61%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 13.45%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 12.76% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US High Yield Constrained Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Telecommunications and Technology sectors. An underweight allocation to BB-rated bonds and overweight allocation to CCC-rated bonds.

Top detractors from performance: Underweight allocation to and security selection within the Healthcare and Media sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	ICE BofA US High Yield Constrained Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,985	$9,939	$10,070
8/31/2015	$9,793	$9,763	$10,055
9/30/2015	$9,587	$9,513	$10,123
10/31/2015	$9,823	$9,771	$10,125
11/30/2015	$9,670	$9,553	$10,098
12/31/2015	$9,422	$9,307	$10,065
1/31/2016	$9,227	$9,159	$10,204
2/29/2016	$9,264	$9,202	$10,276
3/31/2016	$9,632	$9,609	$10,371
4/30/2016	$9,963	$9,993	$10,410
5/31/2016	$10,045	$10,065	$10,413
6/30/2016	$10,155	$10,174	$10,600
7/31/2016	$10,449	$10,431	$10,667
8/31/2016	$10,646	$10,664	$10,655
9/30/2016	$10,716	$10,732	$10,649
10/31/2016	$10,744	$10,766	$10,567
11/30/2016	$10,758	$10,723	$10,317
12/31/2016	$10,959	$10,934	$10,332
1/31/2017	$11,132	$11,081	$10,352
2/28/2017	$11,305	$11,254	$10,422
3/31/2017	$11,275	$11,230	$10,416
4/30/2017	$11,406	$11,357	$10,497
5/31/2017	$11,493	$11,458	$10,577
6/30/2017	$11,505	$11,471	$10,567
7/31/2017	$11,652	$11,603	$10,612
8/31/2017	$11,664	$11,600	$10,707
9/30/2017	$11,795	$11,704	$10,656
10/31/2017	$11,868	$11,750	$10,663
11/30/2017	$11,879	$11,718	$10,649
12/31/2017	$11,922	$11,752	$10,698
1/31/2018	$11,996	$11,828	$10,575
2/28/2018	$11,869	$11,718	$10,474
3/31/2018	$11,804	$11,645	$10,542
4/30/2018	$11,816	$11,723	$10,463
5/31/2018	$11,797	$11,721	$10,538
6/30/2018	$11,809	$11,761	$10,525
7/31/2018	$11,917	$11,893	$10,527
8/31/2018	$12,043	$11,979	$10,595
9/30/2018	$12,102	$12,049	$10,527
10/31/2018	$11,809	$11,851	$10,444
11/30/2018	$11,660	$11,744	$10,506
12/31/2018	$11,333	$11,486	$10,699
1/31/2019	$11,886	$12,014	$10,813
2/28/2019	$12,078	$12,217	$10,806
3/31/2019	$12,205	$12,336	$11,014
4/30/2019	$12,415	$12,509	$11,017
5/31/2019	$12,308	$12,350	$11,212
6/30/2019	$12,673	$12,653	$11,353
7/31/2019	$12,750	$12,717	$11,378
8/31/2019	$12,709	$12,767	$11,673
9/30/2019	$12,718	$12,807	$11,611
10/31/2019	$12,728	$12,837	$11,646
11/30/2019	$12,805	$12,872	$11,640
12/31/2019	$13,073	$13,141	$11,632
1/31/2020	$13,084	$13,142	$11,855
2/29/2020	$12,883	$12,938	$12,069
3/31/2020	$10,897	$11,416	$11,998
4/30/2020	$11,382	$11,850	$12,211
5/31/2020	$11,975	$12,387	$12,268
6/30/2020	$12,089	$12,505	$12,345
7/31/2020	$12,703	$13,098	$12,530
8/31/2020	$12,942	$13,229	$12,428
9/30/2020	$12,783	$13,092	$12,422
10/31/2020	$12,874	$13,151	$12,366
11/30/2020	$13,442	$13,678	$12,488
12/31/2020	$13,719	$13,939	$12,505
1/31/2021	$13,813	$13,993	$12,415
2/28/2021	$13,963	$14,042	$12,236
3/31/2021	$13,966	$14,066	$12,083
4/30/2021	$14,118	$14,220	$12,178
5/31/2021	$14,197	$14,261	$12,218
6/30/2021	$14,389	$14,456	$12,304
7/31/2021	$14,411	$14,506	$12,442
8/31/2021	$14,489	$14,586	$12,418
9/30/2021	$14,511	$14,592	$12,310
10/31/2021	$14,571	$14,565	$12,307
11/30/2021	$14,370	$14,414	$12,344
12/31/2021	$14,585	$14,685	$12,312
1/31/2022	$14,182	$14,282	$12,047
2/28/2022	$13,974	$14,154	$11,912
3/31/2022	$13,807	$14,025	$11,581
4/30/2022	$13,322	$13,515	$11,142
5/31/2022	$13,290	$13,548	$11,214
6/30/2022	$12,344	$12,625	$11,038
7/31/2022	$13,008	$13,385	$11,307
8/31/2022	$12,714	$13,067	$10,988
9/30/2022	$12,173	$12,543	$10,513
10/31/2022	$12,498	$12,901	$10,377
11/30/2022	$12,748	$13,143	$10,759
12/31/2022	$12,629	$13,046	$10,710
1/31/2023	$13,024	$13,556	$11,040
2/28/2023	$12,805	$13,383	$10,754
3/31/2023	$12,977	$13,532	$11,027
4/30/2023	$13,092	$13,665	$11,094
5/31/2023	$12,935	$13,536	$10,973
6/30/2023	$13,137	$13,757	$10,934
7/31/2023	$13,319	$13,955	$10,927
8/31/2023	$13,269	$13,997	$10,857
9/30/2023	$13,090	$13,833	$10,581
10/31/2023	$12,910	$13,661	$10,414
11/30/2023	$13,491	$14,285	$10,886
12/31/2023	$13,991	$14,813	$11,302
1/31/2024	$14,031	$14,817	$11,271
2/29/2024	$14,076	$14,861	$11,112
3/31/2024	$14,266	$15,039	$11,215
4/30/2024	$14,132	$14,890	$10,931
5/31/2024	$14,337	$15,060	$11,117
6/30/2024	$14,473	$15,207	$11,222
7/31/2024	$14,701	$15,506	$11,484
8/31/2024	$14,932	$15,753	$11,649
9/30/2024	$15,186	$16,011	$11,805
10/31/2024	$15,118	$15,924	$11,512
11/30/2024	$15,306	$16,108	$11,634

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	13.45%	3.63%	4.62%
ICE BofA US High Yield Constrained Index	12.76%	4.59%	5.19%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,675,493,606
# of Portfolio Holdings	745
Portfolio Turnover Rate	82%
Total Advisory Fees Paid	$20,093,288

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Basic Materials	6.54%
Communications	11.82%
Consumer Discretionary	16.11%
Consumer Non-cyclical	0.11%
Consumer Staples	12.67%
Diversified	0.32%
Energy	15.31%
Financial	11.60%
Industrial	12.02%
Information Technology	0.10%
Mortgage Securities	0.28%
Real Estate	0.01%
Technology	4.72%
Utilities	3.87%
Repurchase Agreements	0.76%
Money Market FundsFootnote Reference(a)	3.38%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LHYVX

Lord Abbett High Yield Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8770-R6

01/25

Class A

LAGVX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.00%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 8.36% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance with the fall in interest rates over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$9,766	$10,000	$10,000	$10,000
12/31/2014	$9,685	$10,001	$9,975	$10,009
1/31/2015	$9,857	$10,284	$10,268	$10,219
2/28/2015	$9,860	$10,182	$10,194	$10,123
3/31/2015	$9,862	$10,217	$10,224	$10,170
4/30/2015	$9,863	$10,157	$10,149	$10,134
5/31/2015	$9,829	$10,099	$10,078	$10,109
6/30/2015	$9,692	$9,922	$9,869	$9,999
7/31/2015	$9,658	$9,985	$9,911	$10,069
8/31/2015	$9,522	$9,925	$9,819	$10,054
9/30/2015	$9,489	$9,975	$9,868	$10,122
10/31/2015	$9,560	$10,022	$9,920	$10,124
11/30/2015	$9,526	$10,000	$9,876	$10,097
12/31/2015	$9,386	$9,924	$9,751	$10,064
1/31/2016	$9,282	$9,976	$9,725	$10,203
2/29/2016	$9,283	$10,059	$9,798	$10,275
3/31/2016	$9,674	$10,312	$10,153	$10,370
4/30/2016	$9,886	$10,438	$10,343	$10,409
5/31/2016	$9,883	$10,434	$10,332	$10,412
6/30/2016	$10,096	$10,672	$10,585	$10,599
7/31/2016	$10,272	$10,812	$10,766	$10,666
8/31/2016	$10,342	$10,833	$10,809	$10,654
9/30/2016	$10,373	$10,803	$10,803	$10,648
10/31/2016	$10,365	$10,711	$10,734	$10,566
11/30/2016	$10,103	$10,419	$10,448	$10,316
12/31/2016	$10,206	$10,482	$10,535	$10,331
1/31/2017	$10,309	$10,517	$10,586	$10,351
2/28/2017	$10,414	$10,634	$10,715	$10,421
3/31/2017	$10,444	$10,618	$10,691	$10,415
4/30/2017	$10,512	$10,724	$10,813	$10,496
5/31/2017	$10,616	$10,840	$10,947	$10,576
6/30/2017	$10,647	$10,868	$10,983	$10,566
7/31/2017	$10,752	$10,947	$11,073	$10,611
8/31/2017	$10,784	$11,039	$11,146	$10,706
9/30/2017	$10,817	$11,014	$11,143	$10,655
10/31/2017	$10,849	$11,052	$11,194	$10,662
11/30/2017	$10,843	$11,042	$11,175	$10,648
12/31/2017	$10,913	$11,130	$11,282	$10,697
1/31/2018	$10,870	$11,026	$11,207	$10,574
2/28/2018	$10,753	$10,859	$11,022	$10,473
3/31/2018	$10,751	$10,893	$11,040	$10,540
4/30/2018	$10,672	$10,793	$10,936	$10,462
5/31/2018	$10,709	$10,848	$10,983	$10,537
6/30/2018	$10,669	$10,797	$10,910	$10,524
7/31/2018	$10,744	$10,875	$11,023	$10,526
8/31/2018	$10,743	$10,930	$11,070	$10,594
9/30/2018	$10,741	$10,893	$11,051	$10,526
10/31/2018	$10,621	$10,741	$10,874	$10,443
11/30/2018	$10,541	$10,734	$10,829	$10,505
12/31/2018	$10,619	$10,895	$10,961	$10,698
1/31/2019	$10,855	$11,130	$11,243	$10,812
2/28/2019	$10,934	$11,154	$11,284	$10,805
3/31/2019	$11,171	$11,426	$11,588	$11,013
4/30/2019	$11,250	$11,482	$11,692	$11,016
5/31/2019	$11,328	$11,651	$11,831	$11,211
6/30/2019	$11,567	$11,914	$12,152	$11,352
7/31/2019	$11,645	$11,975	$12,231	$11,377
8/31/2019	$11,885	$12,350	$12,593	$11,672
9/30/2019	$11,841	$12,269	$12,532	$11,610
10/31/2019	$11,878	$12,339	$12,619	$11,645
11/30/2019	$11,914	$12,362	$12,666	$11,639
12/31/2019	$11,991	$12,398	$12,742	$11,630
1/31/2020	$12,234	$12,688	$13,033	$11,854
2/29/2020	$12,312	$12,861	$13,166	$12,068
3/31/2020	$10,900	$12,008	$11,838	$11,997
4/30/2020	$11,481	$12,558	$12,596	$12,210
5/31/2020	$11,811	$12,762	$12,874	$12,267
6/30/2020	$12,101	$12,995	$13,200	$12,344
7/31/2020	$12,515	$13,396	$13,647	$12,528
8/31/2020	$12,467	$13,226	$13,504	$12,427
9/30/2020	$12,460	$13,190	$13,465	$12,420
10/31/2020	$12,409	$13,161	$13,467	$12,365
11/30/2020	$12,825	$13,496	$13,904	$12,486
12/31/2020	$12,944	$13,557	$14,002	$12,504
1/31/2021	$12,935	$13,396	$13,847	$12,414
2/28/2021	$12,796	$13,164	$13,630	$12,235
3/31/2021	$12,615	$12,954	$13,420	$12,082
4/30/2021	$12,777	$13,091	$13,567	$12,177
5/31/2021	$12,853	$13,186	$13,684	$12,217
6/30/2021	$13,059	$13,384	$13,923	$12,303
7/31/2021	$13,222	$13,558	$14,119	$12,440
8/31/2021	$13,211	$13,526	$14,078	$12,417
9/30/2021	$13,112	$13,381	$13,939	$12,309
10/31/2021	$13,100	$13,410	$13,971	$12,306
11/30/2021	$13,131	$13,421	$13,966	$12,342
12/31/2021	$13,113	$13,411	$13,970	$12,311
1/31/2022	$12,831	$12,981	$13,488	$12,045
2/28/2022	$12,595	$12,736	$13,205	$11,911
3/31/2022	$12,269	$12,416	$12,861	$11,580
4/30/2022	$11,762	$11,765	$12,140	$11,141
5/31/2022	$11,707	$11,869	$12,240	$11,213
6/30/2022	$11,336	$11,559	$11,858	$11,037
7/31/2022	$11,695	$11,910	$12,252	$11,306
8/31/2022	$11,372	$11,574	$11,906	$10,987
9/30/2022	$10,771	$10,987	$11,289	$10,512
10/31/2022	$10,675	$10,874	$11,204	$10,376
11/30/2022	$11,132	$11,414	$11,795	$10,758
12/31/2022	$11,082	$11,365	$11,749	$10,709
1/31/2023	$11,544	$11,798	$12,242	$11,039
2/28/2023	$11,213	$11,443	$11,844	$10,753
3/31/2023	$11,493	$11,757	$12,168	$11,026
4/30/2023	$11,587	$11,849	$12,261	$11,093
5/31/2023	$11,444	$11,684	$12,085	$10,972
6/30/2023	$11,443	$11,720	$12,157	$10,933
7/31/2023	$11,538	$11,756	$12,218	$10,926
8/31/2023	$11,443	$11,672	$12,130	$10,856
9/30/2023	$11,156	$11,368	$11,828	$10,580
10/31/2023	$10,965	$11,166	$11,610	$10,413
11/30/2023	$11,550	$11,800	$12,319	$10,884
12/31/2023	$12,042	$12,295	$12,866	$11,301
1/31/2024	$12,046	$12,273	$12,861	$11,270
2/29/2024	$11,900	$12,096	$12,674	$11,111
3/31/2024	$12,103	$12,244	$12,848	$11,213
4/30/2024	$11,811	$11,940	$12,536	$10,930
5/31/2024	$12,066	$12,157	$12,779	$11,116
6/30/2024	$12,174	$12,238	$12,858	$11,221
7/31/2024	$12,431	$12,526	$13,163	$11,483
8/31/2024	$12,641	$12,720	$13,367	$11,648
9/30/2024	$12,797	$12,937	$13,599	$11,804
10/31/2024	$12,547	$12,625	$13,297	$11,511
11/30/2024	$12,705	$12,786	$13,493	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	10.00%	1.29%	2.67%
Class A with sales charge	7.73%	0.81%	2.42%
Bloomberg US Credit Bond Index	8.36%	0.68%	2.49%
Bloomberg Baa Corporate Bond Index	9.53%	1.27%	3.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$5,624,929,247
# of Portfolio Holdings	600
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$17,072,755

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	8.55%
Basic Materials	1.55%
Commercial Paper	0.42%
Communications	4.55%
Consumer Discretionary	6.29%
Consumer Non-cyclical	0.33%
Consumer Staples	7.65%
Energy	14.08%
Financial	22.47%
Government	4.27%
Industrial	4.68%
Mortgage Securities	10.37%
Natural Gas	0.24%
Technology	5.26%
Utilities	8.12%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	0.80%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LAGVX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-12-A

01/25

Class C

LAUSX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$139	1.33%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 9.31%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 8.36% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance with the fall in interest rates over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,947	$10,001	$9,975	$10,009
1/31/2015	$10,082	$10,284	$10,268	$10,219
2/28/2015	$10,080	$10,182	$10,194	$10,123
3/31/2015	$10,077	$10,217	$10,224	$10,170
4/30/2015	$10,073	$10,157	$10,149	$10,134
5/31/2015	$10,034	$10,099	$10,078	$10,109
6/30/2015	$9,889	$9,922	$9,869	$9,999
7/31/2015	$9,850	$9,985	$9,911	$10,069
8/31/2015	$9,706	$9,925	$9,819	$10,054
9/30/2015	$9,703	$9,975	$9,868	$10,122
10/31/2015	$9,770	$10,022	$9,920	$10,124
11/30/2015	$9,695	$10,000	$9,876	$10,097
12/31/2015	$9,548	$9,924	$9,751	$10,064
1/31/2016	$9,473	$9,976	$9,725	$10,203
2/29/2016	$9,435	$10,059	$9,798	$10,275
3/31/2016	$9,861	$10,312	$10,153	$10,370
4/30/2016	$10,035	$10,438	$10,343	$10,409
5/31/2016	$10,026	$10,434	$10,332	$10,412
6/30/2016	$10,236	$10,672	$10,585	$10,599
7/31/2016	$10,410	$10,812	$10,766	$10,666
8/31/2016	$10,511	$10,833	$10,809	$10,654
9/30/2016	$10,501	$10,803	$10,803	$10,648
10/31/2016	$10,487	$10,711	$10,734	$10,566
11/30/2016	$10,254	$10,419	$10,448	$10,316
12/31/2016	$10,316	$10,482	$10,535	$10,331
1/31/2017	$10,415	$10,517	$10,586	$10,351
2/28/2017	$10,552	$10,634	$10,715	$10,421
3/31/2017	$10,541	$10,618	$10,691	$10,415
4/30/2017	$10,641	$10,724	$10,813	$10,496
5/31/2017	$10,740	$10,840	$10,947	$10,576
6/30/2017	$10,728	$10,868	$10,983	$10,566
7/31/2017	$10,829	$10,947	$11,073	$10,611
8/31/2017	$10,893	$11,039	$11,146	$10,706
9/30/2017	$10,882	$11,014	$11,143	$10,655
10/31/2017	$10,909	$11,052	$11,194	$10,662
11/30/2017	$10,898	$11,042	$11,175	$10,648
12/31/2017	$10,963	$11,130	$11,282	$10,697
1/31/2018	$10,952	$11,026	$11,207	$10,574
2/28/2018	$10,791	$10,859	$11,022	$10,473
3/31/2018	$10,784	$10,893	$11,040	$10,540
4/30/2018	$10,739	$10,793	$10,936	$10,462
5/31/2018	$10,731	$10,848	$10,983	$10,537
6/30/2018	$10,686	$10,797	$10,910	$10,524
7/31/2018	$10,756	$10,875	$11,023	$10,526
8/31/2018	$10,787	$10,930	$11,070	$10,594
9/30/2018	$10,780	$10,893	$11,051	$10,526
10/31/2018	$10,616	$10,741	$10,874	$10,443
11/30/2018	$10,571	$10,734	$10,829	$10,505
12/31/2018	$10,643	$10,895	$10,961	$10,698
1/31/2019	$10,873	$11,130	$11,243	$10,812
2/28/2019	$10,906	$11,154	$11,284	$10,805
3/31/2019	$11,137	$11,426	$11,588	$11,013
4/30/2019	$11,209	$11,482	$11,692	$11,016
5/31/2019	$11,321	$11,651	$11,831	$11,211
6/30/2019	$11,553	$11,914	$12,152	$11,352
7/31/2019	$11,625	$11,975	$12,231	$11,377
8/31/2019	$11,816	$12,350	$12,593	$11,672
9/30/2019	$11,767	$12,269	$12,532	$11,610
10/31/2019	$11,837	$12,339	$12,619	$11,645
11/30/2019	$11,867	$12,362	$12,666	$11,639
12/31/2019	$11,897	$12,398	$12,742	$11,630
1/31/2020	$12,172	$12,688	$13,033	$11,854
2/29/2020	$12,202	$12,861	$13,166	$12,068
3/31/2020	$10,801	$12,008	$11,838	$11,997
4/30/2020	$11,369	$12,558	$12,596	$12,210
5/31/2020	$11,731	$12,762	$12,874	$12,267
6/30/2020	$11,969	$12,995	$13,200	$12,344
7/31/2020	$12,371	$13,396	$13,647	$12,528
8/31/2020	$12,359	$13,226	$13,504	$12,427
9/30/2020	$12,305	$13,190	$13,465	$12,420
10/31/2020	$12,289	$13,161	$13,467	$12,365
11/30/2020	$12,651	$13,496	$13,904	$12,486
12/31/2020	$12,803	$13,557	$14,002	$12,504
1/31/2021	$12,745	$13,396	$13,847	$12,414
2/28/2021	$12,603	$13,164	$13,630	$12,235
3/31/2021	$12,418	$12,954	$13,420	$12,082
4/30/2021	$12,570	$13,091	$13,567	$12,177
5/31/2021	$12,638	$13,186	$13,684	$12,217
6/30/2021	$12,833	$13,384	$13,923	$12,303
7/31/2021	$12,987	$13,558	$14,119	$12,440
8/31/2021	$12,969	$13,526	$14,078	$12,417
9/30/2021	$12,866	$13,381	$13,939	$12,309
10/31/2021	$12,890	$13,410	$13,971	$12,306
11/30/2021	$12,871	$13,421	$13,966	$12,342
12/31/2021	$12,890	$13,411	$13,970	$12,311
1/31/2022	$12,564	$12,981	$13,488	$12,045
2/28/2022	$12,328	$12,736	$13,205	$11,911
3/31/2022	$12,004	$12,416	$12,861	$11,580
4/30/2022	$11,504	$11,765	$12,140	$11,141
5/31/2022	$11,445	$11,869	$12,240	$11,213
6/30/2022	$11,078	$11,559	$11,858	$11,037
7/31/2022	$11,421	$11,910	$12,252	$11,306
8/31/2022	$11,101	$11,574	$11,906	$10,987
9/30/2022	$10,512	$10,987	$11,289	$10,512
10/31/2022	$10,413	$10,874	$11,204	$10,376
11/30/2022	$10,852	$11,414	$11,795	$10,758
12/31/2022	$10,798	$11,365	$11,749	$10,709
1/31/2023	$11,240	$11,798	$12,242	$11,039
2/28/2023	$10,914	$11,443	$11,844	$10,753
3/31/2023	$11,181	$11,757	$12,168	$11,026
4/30/2023	$11,266	$11,849	$12,261	$11,093
5/31/2023	$11,122	$11,684	$12,085	$10,972
6/30/2023	$11,116	$11,720	$12,157	$10,933
7/31/2023	$11,202	$11,756	$12,218	$10,926
8/31/2023	$11,105	$11,672	$12,130	$10,856
9/30/2023	$10,822	$11,368	$11,828	$10,580
10/31/2023	$10,585	$11,166	$11,610	$10,413
11/30/2023	$11,192	$11,800	$12,319	$10,884
12/31/2023	$11,661	$12,295	$12,866	$11,301
1/31/2024	$11,658	$12,273	$12,861	$11,270
2/29/2024	$11,513	$12,096	$12,674	$11,111
3/31/2024	$11,702	$12,244	$12,848	$11,213
4/30/2024	$11,415	$11,940	$12,536	$10,930
5/31/2024	$11,655	$12,157	$12,779	$11,116
6/30/2024	$11,752	$12,238	$12,858	$11,221
7/31/2024	$11,994	$12,526	$13,163	$11,483
8/31/2024	$12,189	$12,720	$13,367	$11,648
9/30/2024	$12,333	$12,937	$13,599	$11,804
10/31/2024	$12,088	$12,625	$13,297	$11,511
11/30/2024	$12,233	$12,786	$13,493	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	9.31%	0.61%	2.04%
Class C with sales charge	8.31%	0.61%	2.04%
Bloomberg US Credit Bond Index	8.36%	0.68%	2.49%
Bloomberg Baa Corporate Bond Index	9.53%	1.27%	3.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$5,624,929,247
# of Portfolio Holdings	600
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$17,072,755

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	8.55%
Basic Materials	1.55%
Commercial Paper	0.42%
Communications	4.55%
Consumer Discretionary	6.29%
Consumer Non-cyclical	0.33%
Consumer Staples	7.65%
Energy	14.08%
Financial	22.47%
Government	4.27%
Industrial	4.68%
Mortgage Securities	10.37%
Natural Gas	0.24%
Technology	5.26%
Utilities	8.12%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	0.80%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LAUSX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-665-C

01/25

Class F

LAUFX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$64	0.61%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.14%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 8.36% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance with the fall in interest rates over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,918	$10,001	$9,975	$10,009
1/31/2015	$10,094	$10,284	$10,268	$10,219
2/28/2015	$10,098	$10,182	$10,194	$10,123
3/31/2015	$10,101	$10,217	$10,224	$10,170
4/30/2015	$10,103	$10,157	$10,149	$10,134
5/31/2015	$10,069	$10,099	$10,078	$10,109
6/30/2015	$9,930	$9,922	$9,869	$9,999
7/31/2015	$9,896	$9,985	$9,911	$10,069
8/31/2015	$9,757	$9,925	$9,819	$10,054
9/30/2015	$9,724	$9,975	$9,868	$10,122
10/31/2015	$9,797	$10,022	$9,920	$10,124
11/30/2015	$9,763	$10,000	$9,876	$10,097
12/31/2015	$9,621	$9,924	$9,751	$10,064
1/31/2016	$9,515	$9,976	$9,725	$10,203
2/29/2016	$9,517	$10,059	$9,798	$10,275
3/31/2016	$9,918	$10,312	$10,153	$10,370
4/30/2016	$10,136	$10,438	$10,343	$10,409
5/31/2016	$10,134	$10,434	$10,332	$10,412
6/30/2016	$10,353	$10,672	$10,585	$10,599
7/31/2016	$10,535	$10,812	$10,766	$10,666
8/31/2016	$10,607	$10,833	$10,809	$10,654
9/30/2016	$10,640	$10,803	$10,803	$10,648
10/31/2016	$10,632	$10,711	$10,734	$10,566
11/30/2016	$10,364	$10,419	$10,448	$10,316
12/31/2016	$10,471	$10,482	$10,535	$10,331
1/31/2017	$10,578	$10,517	$10,586	$10,351
2/28/2017	$10,685	$10,634	$10,715	$10,421
3/31/2017	$10,718	$10,618	$10,691	$10,415
4/30/2017	$10,788	$10,724	$10,813	$10,496
5/31/2017	$10,896	$10,840	$10,947	$10,576
6/30/2017	$10,928	$10,868	$10,983	$10,566
7/31/2017	$11,037	$10,947	$11,073	$10,611
8/31/2017	$11,071	$11,039	$11,146	$10,706
9/30/2017	$11,105	$11,014	$11,143	$10,655
10/31/2017	$11,139	$11,052	$11,194	$10,662
11/30/2017	$11,134	$11,042	$11,175	$10,648
12/31/2017	$11,207	$11,130	$11,282	$10,697
1/31/2018	$11,164	$11,026	$11,207	$10,574
2/28/2018	$11,044	$10,859	$11,022	$10,473
3/31/2018	$11,043	$10,893	$11,040	$10,540
4/30/2018	$10,963	$10,793	$10,936	$10,462
5/31/2018	$11,002	$10,848	$10,983	$10,537
6/30/2018	$10,961	$10,797	$10,910	$10,524
7/31/2018	$11,040	$10,875	$11,023	$10,526
8/31/2018	$11,039	$10,930	$11,070	$10,594
9/30/2018	$11,038	$10,893	$11,051	$10,526
10/31/2018	$10,916	$10,741	$10,874	$10,443
11/30/2018	$10,875	$10,734	$10,829	$10,505
12/31/2018	$10,916	$10,895	$10,961	$10,698
1/31/2019	$11,159	$11,130	$11,243	$10,812
2/28/2019	$11,241	$11,154	$11,284	$10,805
3/31/2019	$11,486	$11,426	$11,588	$11,013
4/30/2019	$11,567	$11,482	$11,692	$11,016
5/31/2019	$11,648	$11,651	$11,831	$11,211
6/30/2019	$11,896	$11,914	$12,152	$11,352
7/31/2019	$11,977	$11,975	$12,231	$11,377
8/31/2019	$12,224	$12,350	$12,593	$11,672
9/30/2019	$12,180	$12,269	$12,532	$11,610
10/31/2019	$12,260	$12,339	$12,619	$11,645
11/30/2019	$12,299	$12,362	$12,666	$11,639
12/31/2019	$12,337	$12,398	$12,742	$11,630
1/31/2020	$12,588	$12,688	$13,033	$11,854
2/29/2020	$12,669	$12,861	$13,166	$12,068
3/31/2020	$11,217	$12,008	$11,838	$11,997
4/30/2020	$11,816	$12,558	$12,596	$12,210
5/31/2020	$12,157	$12,762	$12,874	$12,267
6/30/2020	$12,455	$12,995	$13,200	$12,344
7/31/2020	$12,883	$13,396	$13,647	$12,528
8/31/2020	$12,835	$13,226	$13,504	$12,427
9/30/2020	$12,829	$13,190	$13,465	$12,420
10/31/2020	$12,777	$13,161	$13,467	$12,365
11/30/2020	$13,207	$13,496	$13,904	$12,486
12/31/2020	$13,330	$13,557	$14,002	$12,504
1/31/2021	$13,322	$13,396	$13,847	$12,414
2/28/2021	$13,180	$13,164	$13,630	$12,235
3/31/2021	$12,994	$12,954	$13,420	$12,082
4/30/2021	$13,162	$13,091	$13,567	$12,177
5/31/2021	$13,242	$13,186	$13,684	$12,217
6/30/2021	$13,455	$13,384	$13,923	$12,303
7/31/2021	$13,624	$13,558	$14,119	$12,440
8/31/2021	$13,614	$13,526	$14,078	$12,417
9/30/2021	$13,513	$13,381	$13,939	$12,309
10/31/2021	$13,502	$13,410	$13,971	$12,306
11/30/2021	$13,535	$13,421	$13,966	$12,342
12/31/2021	$13,563	$13,411	$13,970	$12,311
1/31/2022	$13,228	$12,981	$13,488	$12,045
2/28/2022	$12,985	$12,736	$13,205	$11,911
3/31/2022	$12,650	$12,416	$12,861	$11,580
4/30/2022	$12,129	$11,765	$12,140	$11,141
5/31/2022	$12,073	$11,869	$12,240	$11,213
6/30/2022	$11,691	$11,559	$11,858	$11,037
7/31/2022	$12,062	$11,910	$12,252	$11,306
8/31/2022	$11,730	$11,574	$11,906	$10,987
9/30/2022	$11,112	$10,987	$11,289	$10,512
10/31/2022	$11,013	$10,874	$11,204	$10,376
11/30/2022	$11,486	$11,414	$11,795	$10,758
12/31/2022	$11,435	$11,365	$11,749	$10,709
1/31/2023	$11,913	$11,798	$12,242	$11,039
2/28/2023	$11,572	$11,443	$11,844	$10,753
3/31/2023	$11,862	$11,757	$12,168	$11,026
4/30/2023	$11,960	$11,849	$12,261	$11,093
5/31/2023	$11,813	$11,684	$12,085	$10,972
6/30/2023	$11,813	$11,720	$12,157	$10,933
7/31/2023	$11,912	$11,756	$12,218	$10,926
8/31/2023	$11,815	$11,672	$12,130	$10,856
9/30/2023	$11,519	$11,368	$11,828	$10,580
10/31/2023	$11,273	$11,166	$11,610	$10,413
11/30/2023	$11,879	$11,800	$12,319	$10,884
12/31/2023	$12,387	$12,295	$12,866	$11,301
1/31/2024	$12,392	$12,273	$12,861	$11,270
2/29/2024	$12,294	$12,096	$12,674	$11,111
3/31/2024	$12,453	$12,244	$12,848	$11,213
4/30/2024	$12,204	$11,940	$12,536	$10,930
5/31/2024	$12,417	$12,157	$12,779	$11,116
6/30/2024	$12,528	$12,238	$12,858	$11,221
7/31/2024	$12,848	$12,526	$13,163	$11,483
8/31/2024	$13,013	$12,720	$13,367	$11,648
9/30/2024	$13,228	$12,937	$13,599	$11,804
10/31/2024	$12,918	$12,625	$13,297	$11,511
11/30/2024	$13,083	$12,786	$13,493	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	10.14%	1.24%	2.72%
Bloomberg US Credit Bond Index	8.36%	0.68%	2.49%
Bloomberg Baa Corporate Bond Index	9.53%	1.27%	3.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$5,624,929,247
# of Portfolio Holdings	600
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$17,072,755

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	8.55%
Basic Materials	1.55%
Commercial Paper	0.42%
Communications	4.55%
Consumer Discretionary	6.29%
Consumer Non-cyclical	0.33%
Consumer Staples	7.65%
Energy	14.08%
Financial	22.47%
Government	4.27%
Industrial	4.68%
Mortgage Securities	10.37%
Natural Gas	0.24%
Technology	5.26%
Utilities	8.12%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	0.80%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LAUFX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1013-F

01/25

Class F3

LOGVX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$47	0.45%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.29%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 8.36% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance with the fall in interest rates over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,099	$10,073	$10,086	$10,051
5/31/2017	$10,166	$10,182	$10,211	$10,128
6/30/2017	$10,198	$10,208	$10,244	$10,118
7/31/2017	$10,266	$10,283	$10,329	$10,162
8/31/2017	$10,335	$10,369	$10,396	$10,253
9/30/2017	$10,333	$10,346	$10,394	$10,204
10/31/2017	$10,402	$10,381	$10,442	$10,210
11/30/2017	$10,399	$10,372	$10,423	$10,197
12/31/2017	$10,469	$10,454	$10,524	$10,244
1/31/2018	$10,430	$10,357	$10,454	$10,126
2/28/2018	$10,320	$10,200	$10,281	$10,030
3/31/2018	$10,320	$10,232	$10,298	$10,094
4/30/2018	$10,247	$10,138	$10,201	$10,019
5/31/2018	$10,285	$10,190	$10,244	$10,091
6/30/2018	$10,249	$10,142	$10,177	$10,078
7/31/2018	$10,287	$10,215	$10,282	$10,080
8/31/2018	$10,325	$10,267	$10,326	$10,145
9/30/2018	$10,325	$10,232	$10,308	$10,080
10/31/2018	$10,213	$10,089	$10,143	$10,000
11/30/2018	$10,138	$10,082	$10,101	$10,060
12/31/2018	$10,216	$10,234	$10,224	$10,245
1/31/2019	$10,446	$10,455	$10,487	$10,354
2/28/2019	$10,524	$10,477	$10,525	$10,348
3/31/2019	$10,755	$10,732	$10,809	$10,546
4/30/2019	$10,832	$10,785	$10,906	$10,549
5/31/2019	$10,910	$10,944	$11,036	$10,736
6/30/2019	$11,143	$11,191	$11,335	$10,871
7/31/2019	$11,221	$11,249	$11,409	$10,895
8/31/2019	$11,454	$11,600	$11,746	$11,177
9/30/2019	$11,415	$11,524	$11,689	$11,118
10/31/2019	$11,452	$11,590	$11,771	$11,151
11/30/2019	$11,490	$11,612	$11,815	$11,146
12/31/2019	$11,567	$11,645	$11,886	$11,138
1/31/2020	$11,804	$11,918	$12,157	$11,352
2/29/2020	$11,881	$12,080	$12,280	$11,557
3/31/2020	$10,521	$11,279	$11,042	$11,489
4/30/2020	$11,085	$11,796	$11,749	$11,693
5/31/2020	$11,407	$11,987	$12,008	$11,747
6/30/2020	$11,689	$12,206	$12,313	$11,821
7/31/2020	$12,092	$12,583	$12,730	$11,998
8/31/2020	$12,049	$12,423	$12,596	$11,901
9/30/2020	$12,045	$12,389	$12,559	$11,894
10/31/2020	$11,998	$12,362	$12,561	$11,841
11/30/2020	$12,403	$12,677	$12,969	$11,958
12/31/2020	$12,521	$12,734	$13,060	$11,974
1/31/2021	$12,515	$12,583	$12,916	$11,888
2/28/2021	$12,384	$12,365	$12,714	$11,716
3/31/2021	$12,210	$12,168	$12,517	$11,570
4/30/2021	$12,370	$12,297	$12,655	$11,662
5/31/2021	$12,447	$12,386	$12,764	$11,700
6/30/2021	$12,649	$12,572	$12,987	$11,782
7/31/2021	$12,810	$12,735	$13,170	$11,914
8/31/2021	$12,803	$12,705	$13,131	$11,891
9/30/2021	$12,710	$12,569	$13,001	$11,788
10/31/2021	$12,701	$12,596	$13,031	$11,785
11/30/2021	$12,733	$12,607	$13,027	$11,820
12/31/2021	$12,719	$12,597	$13,031	$11,789
1/31/2022	$12,449	$12,193	$12,581	$11,535
2/28/2022	$12,222	$11,963	$12,317	$11,407
3/31/2022	$11,909	$11,662	$11,997	$11,090
4/30/2022	$11,420	$11,051	$11,324	$10,669
5/31/2022	$11,369	$11,149	$11,417	$10,738
6/30/2022	$11,011	$10,858	$11,061	$10,569
7/31/2022	$11,363	$11,187	$11,428	$10,828
8/31/2022	$11,052	$10,871	$11,105	$10,522
9/30/2022	$10,471	$10,320	$10,530	$10,067
10/31/2022	$10,379	$10,214	$10,451	$9,937
11/30/2022	$10,826	$10,721	$11,001	$10,302
12/31/2022	$10,781	$10,675	$10,959	$10,256
1/31/2023	$11,232	$11,082	$11,419	$10,571
2/28/2023	$10,912	$10,749	$11,047	$10,298
3/31/2023	$11,188	$11,043	$11,350	$10,559
4/30/2023	$11,281	$11,130	$11,436	$10,623
5/31/2023	$11,145	$10,975	$11,272	$10,508
6/30/2023	$11,146	$11,009	$11,339	$10,470
7/31/2023	$11,242	$11,043	$11,396	$10,463
8/31/2023	$11,151	$10,963	$11,315	$10,396
9/30/2023	$10,874	$10,678	$11,032	$10,132
10/31/2023	$10,690	$10,488	$10,830	$9,972
11/30/2023	$11,263	$11,083	$11,490	$10,424
12/31/2023	$11,745	$11,548	$12,001	$10,823
1/31/2024	$11,751	$11,528	$11,996	$10,793
2/29/2024	$11,612	$11,361	$11,821	$10,640
3/31/2024	$11,812	$11,501	$11,984	$10,739
4/30/2024	$11,530	$11,215	$11,693	$10,467
5/31/2024	$11,782	$11,419	$11,919	$10,645
6/30/2024	$11,889	$11,495	$11,994	$10,746
7/31/2024	$12,143	$11,765	$12,278	$10,997
8/31/2024	$12,351	$11,948	$12,468	$11,155
9/30/2024	$12,506	$12,152	$12,685	$11,304
10/31/2024	$12,265	$11,859	$12,403	$11,024
11/30/2024	$12,422	$12,010	$12,586	$11,140

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	10.29%	1.57%	2.87%
Bloomberg US Credit Bond Index	8.36%	0.68%	2.42%
Bloomberg Baa Corporate Bond Index	9.53%	1.27%	3.05%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.42%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$5,624,929,247
# of Portfolio Holdings	600
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$17,072,755

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	8.55%
Basic Materials	1.55%
Commercial Paper	0.42%
Communications	4.55%
Consumer Discretionary	6.29%
Consumer Non-cyclical	0.33%
Consumer Staples	7.65%
Energy	14.08%
Financial	22.47%
Government	4.27%
Industrial	4.68%
Mortgage Securities	10.37%
Natural Gas	0.24%
Technology	5.26%
Utilities	8.12%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	0.80%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOGVX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8973-F3

01/25

Class I

LAUYX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.51%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.22%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 8.36% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance with the fall in interest rates over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,919	$10,001	$9,975	$10,009
1/31/2015	$10,096	$10,284	$10,268	$10,219
2/28/2015	$10,101	$10,182	$10,194	$10,123
3/31/2015	$10,105	$10,217	$10,224	$10,170
4/30/2015	$10,107	$10,157	$10,149	$10,134
5/31/2015	$10,074	$10,099	$10,078	$10,109
6/30/2015	$9,936	$9,922	$9,869	$9,999
7/31/2015	$9,903	$9,985	$9,911	$10,069
8/31/2015	$9,765	$9,925	$9,819	$10,054
9/30/2015	$9,733	$9,975	$9,868	$10,122
10/31/2015	$9,807	$10,022	$9,920	$10,124
11/30/2015	$9,773	$10,000	$9,876	$10,097
12/31/2015	$9,632	$9,924	$9,751	$10,064
1/31/2016	$9,526	$9,976	$9,725	$10,203
2/29/2016	$9,529	$10,059	$9,798	$10,275
3/31/2016	$9,932	$10,312	$10,153	$10,370
4/30/2016	$10,151	$10,438	$10,343	$10,409
5/31/2016	$10,150	$10,434	$10,332	$10,412
6/30/2016	$10,370	$10,672	$10,585	$10,599
7/31/2016	$10,553	$10,812	$10,766	$10,666
8/31/2016	$10,626	$10,833	$10,809	$10,654
9/30/2016	$10,660	$10,803	$10,803	$10,648
10/31/2016	$10,653	$10,711	$10,734	$10,566
11/30/2016	$10,386	$10,419	$10,448	$10,316
12/31/2016	$10,493	$10,482	$10,535	$10,331
1/31/2017	$10,602	$10,517	$10,586	$10,351
2/28/2017	$10,710	$10,634	$10,715	$10,421
3/31/2017	$10,744	$10,618	$10,691	$10,415
4/30/2017	$10,815	$10,724	$10,813	$10,496
5/31/2017	$10,924	$10,840	$10,947	$10,576
6/30/2017	$10,957	$10,868	$10,983	$10,566
7/31/2017	$11,029	$10,947	$11,073	$10,611
8/31/2017	$11,102	$11,039	$11,146	$10,706
9/30/2017	$11,138	$11,014	$11,143	$10,655
10/31/2017	$11,173	$11,052	$11,194	$10,662
11/30/2017	$11,169	$11,042	$11,175	$10,648
12/31/2017	$11,243	$11,130	$11,282	$10,697
1/31/2018	$11,201	$11,026	$11,207	$10,574
2/28/2018	$11,081	$10,859	$11,022	$10,473
3/31/2018	$11,081	$10,893	$11,040	$10,540
4/30/2018	$11,002	$10,793	$10,936	$10,462
5/31/2018	$11,042	$10,848	$10,983	$10,537
6/30/2018	$11,002	$10,797	$10,910	$10,524
7/31/2018	$11,081	$10,875	$11,023	$10,526
8/31/2018	$11,081	$10,930	$11,070	$10,594
9/30/2018	$11,081	$10,893	$11,051	$10,526
10/31/2018	$10,959	$10,741	$10,874	$10,443
11/30/2018	$10,879	$10,734	$10,829	$10,505
12/31/2018	$10,962	$10,895	$10,961	$10,698
1/31/2019	$11,207	$11,130	$11,243	$10,812
2/28/2019	$11,290	$11,154	$11,284	$10,805
3/31/2019	$11,537	$11,426	$11,588	$11,013
4/30/2019	$11,620	$11,482	$11,692	$11,016
5/31/2019	$11,702	$11,651	$11,831	$11,211
6/30/2019	$11,952	$11,914	$12,152	$11,352
7/31/2019	$12,034	$11,975	$12,231	$11,377
8/31/2019	$12,284	$12,350	$12,593	$11,672
9/30/2019	$12,241	$12,269	$12,532	$11,610
10/31/2019	$12,323	$12,339	$12,619	$11,645
11/30/2019	$12,362	$12,362	$12,666	$11,639
12/31/2019	$12,402	$12,398	$12,742	$11,630
1/31/2020	$12,655	$12,688	$13,033	$11,854
2/29/2020	$12,737	$12,861	$13,166	$12,068
3/31/2020	$11,278	$12,008	$11,838	$11,997
4/30/2020	$11,881	$12,558	$12,596	$12,210
5/31/2020	$12,226	$12,762	$12,874	$12,267
6/30/2020	$12,527	$12,995	$13,200	$12,344
7/31/2020	$12,959	$13,396	$13,647	$12,528
8/31/2020	$12,911	$13,226	$13,504	$12,427
9/30/2020	$12,906	$13,190	$13,465	$12,420
10/31/2020	$12,855	$13,161	$13,467	$12,365
11/30/2020	$13,288	$13,496	$13,904	$12,486
12/31/2020	$13,414	$13,557	$14,002	$12,504
1/31/2021	$13,407	$13,396	$13,847	$12,414
2/28/2021	$13,265	$13,164	$13,630	$12,235
3/31/2021	$13,079	$12,954	$13,420	$12,082
4/30/2021	$13,249	$13,091	$13,567	$12,177
5/31/2021	$13,330	$13,186	$13,684	$12,217
6/30/2021	$13,546	$13,384	$13,923	$12,303
7/31/2021	$13,718	$13,558	$14,119	$12,440
8/31/2021	$13,709	$13,526	$14,078	$12,417
9/30/2021	$13,608	$13,381	$13,939	$12,309
10/31/2021	$13,643	$13,410	$13,971	$12,306
11/30/2021	$13,632	$13,421	$13,966	$12,342
12/31/2021	$13,662	$13,411	$13,970	$12,311
1/31/2022	$13,325	$12,981	$13,488	$12,045
2/28/2022	$13,128	$12,736	$13,205	$11,911
3/31/2022	$12,745	$12,416	$12,861	$11,580
4/30/2022	$12,221	$11,765	$12,140	$11,141
5/31/2022	$12,166	$11,869	$12,240	$11,213
6/30/2022	$11,782	$11,559	$11,858	$11,037
7/31/2022	$12,157	$11,910	$12,252	$11,306
8/31/2022	$11,824	$11,574	$11,906	$10,987
9/30/2022	$11,201	$10,987	$11,289	$10,512
10/31/2022	$11,102	$10,874	$11,204	$10,376
11/30/2022	$11,580	$11,414	$11,795	$10,758
12/31/2022	$11,531	$11,365	$11,749	$10,709
1/31/2023	$12,013	$11,798	$12,242	$11,039
2/28/2023	$11,670	$11,443	$11,844	$10,753
3/31/2023	$12,013	$11,757	$12,168	$11,026
4/30/2023	$12,112	$11,849	$12,261	$11,093
5/31/2023	$11,916	$11,684	$12,085	$10,972
6/30/2023	$11,967	$11,720	$12,157	$10,933
7/31/2023	$12,018	$11,756	$12,218	$10,926
8/31/2023	$11,971	$11,672	$12,130	$10,856
9/30/2023	$11,624	$11,368	$11,828	$10,580
10/31/2023	$11,427	$11,166	$11,610	$10,413
11/30/2023	$12,039	$11,800	$12,319	$10,884
12/31/2023	$12,554	$12,295	$12,866	$11,301
1/31/2024	$12,559	$12,273	$12,861	$11,270
2/29/2024	$12,461	$12,096	$12,674	$11,111
3/31/2024	$12,623	$12,244	$12,848	$11,213
4/30/2024	$12,321	$11,940	$12,536	$10,930
5/31/2024	$12,589	$12,157	$12,779	$11,116
6/30/2024	$12,703	$12,238	$12,858	$11,221
7/31/2024	$12,974	$12,526	$13,163	$11,483
8/31/2024	$13,195	$12,720	$13,367	$11,648
9/30/2024	$13,360	$12,937	$13,599	$11,804
10/31/2024	$13,102	$12,625	$13,297	$11,511
11/30/2024	$13,269	$12,786	$13,493	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	10.22%	1.43%	2.87%
Bloomberg US Credit Bond Index	8.36%	0.68%	2.49%
Bloomberg Baa Corporate Bond Index	9.53%	1.27%	3.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$5,624,929,247
# of Portfolio Holdings	600
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$17,072,755

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	8.55%
Basic Materials	1.55%
Commercial Paper	0.42%
Communications	4.55%
Consumer Discretionary	6.29%
Consumer Non-cyclical	0.33%
Consumer Staples	7.65%
Energy	14.08%
Financial	22.47%
Government	4.27%
Industrial	4.68%
Mortgage Securities	10.37%
Natural Gas	0.24%
Technology	5.26%
Utilities	8.12%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	0.80%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LAUYX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1427-I

01/25

Class R2

LAUQX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$117	1.11%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 9.99%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 8.36% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance with the fall in interest rates over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,915	$10,001	$9,975	$10,009
1/31/2015	$10,052	$10,284	$10,268	$10,219
2/28/2015	$10,052	$10,182	$10,194	$10,123
3/31/2015	$10,051	$10,217	$10,224	$10,170
4/30/2015	$10,049	$10,157	$10,149	$10,134
5/31/2015	$10,047	$10,099	$10,078	$10,109
6/30/2015	$9,905	$9,922	$9,869	$9,999
7/31/2015	$9,868	$9,985	$9,911	$10,069
8/31/2015	$9,692	$9,925	$9,819	$10,054
9/30/2015	$9,691	$9,975	$9,868	$10,122
10/31/2015	$9,760	$10,022	$9,920	$10,124
11/30/2015	$9,687	$10,000	$9,876	$10,097
12/31/2015	$9,543	$9,924	$9,751	$10,064
1/31/2016	$9,471	$9,976	$9,725	$10,203
2/29/2016	$9,433	$10,059	$9,798	$10,275
3/31/2016	$9,860	$10,312	$10,153	$10,370
4/30/2016	$10,035	$10,438	$10,343	$10,409
5/31/2016	$10,029	$10,434	$10,332	$10,412
6/30/2016	$10,240	$10,672	$10,585	$10,599
7/31/2016	$10,414	$10,812	$10,766	$10,666
8/31/2016	$10,517	$10,833	$10,809	$10,654
9/30/2016	$10,509	$10,803	$10,803	$10,648
10/31/2016	$10,497	$10,711	$10,734	$10,566
11/30/2016	$10,267	$10,419	$10,448	$10,316
12/31/2016	$10,331	$10,482	$10,535	$10,331
1/31/2017	$10,432	$10,517	$10,586	$10,351
2/28/2017	$10,571	$10,634	$10,715	$10,421
3/31/2017	$10,561	$10,618	$10,691	$10,415
4/30/2017	$10,663	$10,724	$10,813	$10,496
5/31/2017	$10,764	$10,840	$10,947	$10,576
6/30/2017	$10,754	$10,868	$10,983	$10,566
7/31/2017	$10,857	$10,947	$11,073	$10,611
8/31/2017	$10,923	$11,039	$11,146	$10,706
9/30/2017	$10,914	$11,014	$11,143	$10,655
10/31/2017	$10,943	$11,052	$11,194	$10,662
11/30/2017	$10,934	$11,042	$11,175	$10,648
12/31/2017	$11,001	$11,130	$11,282	$10,697
1/31/2018	$10,993	$11,026	$11,207	$10,574
2/28/2018	$10,834	$10,859	$11,022	$10,473
3/31/2018	$10,828	$10,893	$11,040	$10,540
4/30/2018	$10,785	$10,793	$10,936	$10,462
5/31/2018	$10,780	$10,848	$10,983	$10,537
6/30/2018	$10,737	$10,797	$10,910	$10,524
7/31/2018	$10,809	$10,875	$11,023	$10,526
8/31/2018	$10,843	$10,930	$11,070	$10,594
9/30/2018	$10,837	$10,893	$11,051	$10,526
10/31/2018	$10,675	$10,741	$10,874	$10,443
11/30/2018	$10,632	$10,734	$10,829	$10,505
12/31/2018	$10,707	$10,895	$10,961	$10,698
1/31/2019	$10,938	$11,130	$11,243	$10,812
2/28/2019	$10,974	$11,154	$11,284	$10,805
3/31/2019	$11,207	$11,426	$11,588	$11,013
4/30/2019	$11,282	$11,482	$11,692	$11,016
5/31/2019	$11,396	$11,651	$11,831	$11,211
6/30/2019	$11,631	$11,914	$12,152	$11,352
7/31/2019	$11,705	$11,975	$12,231	$11,377
8/31/2019	$11,900	$12,350	$12,593	$11,672
9/30/2019	$11,853	$12,269	$12,532	$11,610
10/31/2019	$11,926	$12,339	$12,619	$11,645
11/30/2019	$11,958	$12,362	$12,666	$11,639
12/31/2019	$11,990	$12,398	$12,742	$11,630
1/31/2020	$12,228	$12,688	$13,033	$11,854
2/29/2020	$12,301	$12,861	$13,166	$12,068
3/31/2020	$10,896	$12,008	$11,838	$11,997
4/30/2020	$11,469	$12,558	$12,596	$12,210
5/31/2020	$11,794	$12,762	$12,874	$12,267
6/30/2020	$12,077	$12,995	$13,200	$12,344
7/31/2020	$12,484	$13,396	$13,647	$12,528
8/31/2020	$12,474	$13,226	$13,504	$12,427
9/30/2020	$12,422	$13,190	$13,465	$12,420
10/31/2020	$12,367	$13,161	$13,467	$12,365
11/30/2020	$12,775	$13,496	$13,904	$12,486
12/31/2020	$12,931	$13,557	$14,002	$12,504
1/31/2021	$12,875	$13,396	$13,847	$12,414
2/28/2021	$12,735	$13,164	$13,630	$12,235
3/31/2021	$12,551	$12,954	$13,420	$12,082
4/30/2021	$12,707	$13,091	$13,567	$12,177
5/31/2021	$12,778	$13,186	$13,684	$12,217
6/30/2021	$12,977	$13,384	$13,923	$12,303
7/31/2021	$13,135	$13,558	$14,119	$12,440
8/31/2021	$13,120	$13,526	$14,078	$12,417
9/30/2021	$13,018	$13,381	$13,939	$12,309
10/31/2021	$13,002	$13,410	$13,971	$12,306
11/30/2021	$13,028	$13,421	$13,966	$12,342
12/31/2021	$13,050	$13,411	$13,970	$12,311
1/31/2022	$12,724	$12,981	$13,488	$12,045
2/28/2022	$12,488	$12,736	$13,205	$11,911
3/31/2022	$12,164	$12,416	$12,861	$11,580
4/30/2022	$11,661	$11,765	$12,140	$11,141
5/31/2022	$11,603	$11,869	$12,240	$11,213
6/30/2022	$11,235	$11,559	$11,858	$11,037
7/31/2022	$11,584	$11,910	$12,252	$11,306
8/31/2022	$11,263	$11,574	$11,906	$10,987
9/30/2022	$10,670	$10,987	$11,289	$10,512
10/31/2022	$10,571	$10,874	$11,204	$10,376
11/30/2022	$11,018	$11,414	$11,795	$10,758
12/31/2022	$10,965	$11,365	$11,749	$10,709
1/31/2023	$11,415	$11,798	$12,242	$11,039
2/28/2023	$11,087	$11,443	$11,844	$10,753
3/31/2023	$11,358	$11,757	$12,168	$11,026
4/30/2023	$11,446	$11,849	$12,261	$11,093
5/31/2023	$11,257	$11,684	$12,085	$10,972
6/30/2023	$11,299	$11,720	$12,157	$10,933
7/31/2023	$11,389	$11,756	$12,218	$10,926
8/31/2023	$11,292	$11,672	$12,130	$10,856
9/30/2023	$11,007	$11,368	$11,828	$10,580
10/31/2023	$10,770	$11,166	$11,610	$10,413
11/30/2023	$11,339	$11,800	$12,319	$10,884
12/31/2023	$11,864	$12,295	$12,866	$11,301
1/31/2024	$11,864	$12,273	$12,861	$11,270
2/29/2024	$11,719	$12,096	$12,674	$11,111
3/31/2024	$11,913	$12,244	$12,848	$11,213
4/30/2024	$11,625	$11,940	$12,536	$10,930
5/31/2024	$11,821	$12,157	$12,779	$11,116
6/30/2024	$11,923	$12,238	$12,858	$11,221
7/31/2024	$12,219	$12,526	$13,163	$11,483
8/31/2024	$12,420	$12,720	$13,367	$11,648
9/30/2024	$12,568	$12,937	$13,599	$11,804
10/31/2024	$12,272	$12,625	$13,297	$11,511
11/30/2024	$12,472	$12,786	$13,493	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	9.99%	0.85%	2.23%
Bloomberg US Credit Bond Index	8.36%	0.68%	2.49%
Bloomberg Baa Corporate Bond Index	9.53%	1.27%	3.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$5,624,929,247
# of Portfolio Holdings	600
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$17,072,755

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	8.55%
Basic Materials	1.55%
Commercial Paper	0.42%
Communications	4.55%
Consumer Discretionary	6.29%
Consumer Non-cyclical	0.33%
Consumer Staples	7.65%
Energy	14.08%
Financial	22.47%
Government	4.27%
Industrial	4.68%
Mortgage Securities	10.37%
Natural Gas	0.24%
Technology	5.26%
Utilities	8.12%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	0.80%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LAUQX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1083-R2

01/25

Class R3

LAURX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$106	1.01%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.12%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 8.36% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance with the fall in interest rates over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,915	$10,001	$9,975	$10,009
1/31/2015	$10,088	$10,284	$10,268	$10,219
2/28/2015	$10,089	$10,182	$10,194	$10,123
3/31/2015	$10,089	$10,217	$10,224	$10,170
4/30/2015	$10,087	$10,157	$10,149	$10,134
5/31/2015	$10,050	$10,099	$10,078	$10,109
6/30/2015	$9,909	$9,922	$9,869	$9,999
7/31/2015	$9,872	$9,985	$9,911	$10,069
8/31/2015	$9,731	$9,925	$9,819	$10,054
9/30/2015	$9,695	$9,975	$9,868	$10,122
10/31/2015	$9,765	$10,022	$9,920	$10,124
11/30/2015	$9,727	$10,000	$9,876	$10,097
12/31/2015	$9,583	$9,924	$9,751	$10,064
1/31/2016	$9,475	$9,976	$9,725	$10,203
2/29/2016	$9,474	$10,059	$9,798	$10,275
3/31/2016	$9,869	$10,312	$10,153	$10,370
4/30/2016	$10,082	$10,438	$10,343	$10,409
5/31/2016	$10,077	$10,434	$10,332	$10,412
6/30/2016	$10,291	$10,672	$10,585	$10,599
7/31/2016	$10,467	$10,812	$10,766	$10,666
8/31/2016	$10,535	$10,833	$10,809	$10,654
9/30/2016	$10,565	$10,803	$10,803	$10,648
10/31/2016	$10,554	$10,711	$10,734	$10,566
11/30/2016	$10,285	$10,419	$10,448	$10,316
12/31/2016	$10,387	$10,482	$10,535	$10,331
1/31/2017	$10,490	$10,517	$10,586	$10,351
2/28/2017	$10,593	$10,634	$10,715	$10,421
3/31/2017	$10,584	$10,618	$10,691	$10,415
4/30/2017	$10,688	$10,724	$10,813	$10,496
5/31/2017	$10,791	$10,840	$10,947	$10,576
6/30/2017	$10,819	$10,868	$10,983	$10,566
7/31/2017	$10,886	$10,947	$11,073	$10,611
8/31/2017	$10,953	$11,039	$11,146	$10,706
9/30/2017	$10,945	$11,014	$11,143	$10,655
10/31/2017	$11,013	$11,052	$11,194	$10,662
11/30/2017	$11,005	$11,042	$11,175	$10,648
12/31/2017	$11,073	$11,130	$11,282	$10,697
1/31/2018	$11,027	$11,026	$11,207	$10,574
2/28/2018	$10,906	$10,859	$11,022	$10,473
3/31/2018	$10,901	$10,893	$11,040	$10,540
4/30/2018	$10,820	$10,793	$10,936	$10,462
5/31/2018	$10,815	$10,848	$10,983	$10,537
6/30/2018	$10,811	$10,797	$10,910	$10,524
7/31/2018	$10,846	$10,875	$11,023	$10,526
8/31/2018	$10,881	$10,930	$11,070	$10,594
9/30/2018	$10,876	$10,893	$11,051	$10,526
10/31/2018	$10,753	$10,741	$10,874	$10,443
11/30/2018	$10,670	$10,734	$10,829	$10,505
12/31/2018	$10,746	$10,895	$10,961	$10,698
1/31/2019	$10,981	$11,130	$11,243	$10,812
2/28/2019	$11,058	$11,154	$11,284	$10,805
3/31/2019	$11,254	$11,426	$11,588	$11,013
4/30/2019	$11,371	$11,482	$11,692	$11,016
5/31/2019	$11,447	$11,651	$11,831	$11,211
6/30/2019	$11,686	$11,914	$12,152	$11,352
7/31/2019	$11,761	$11,975	$12,231	$11,377
8/31/2019	$12,000	$12,350	$12,593	$11,672
9/30/2019	$11,953	$12,269	$12,532	$11,610
10/31/2019	$11,986	$12,339	$12,619	$11,645
11/30/2019	$12,020	$12,362	$12,666	$11,639
12/31/2019	$12,095	$12,398	$12,742	$11,630
1/31/2020	$12,336	$12,688	$13,033	$11,854
2/29/2020	$12,411	$12,861	$13,166	$12,068
3/31/2020	$10,990	$12,008	$11,838	$11,997
4/30/2020	$11,571	$12,558	$12,596	$12,210
5/31/2020	$11,900	$12,762	$12,874	$12,267
6/30/2020	$12,187	$12,995	$13,200	$12,344
7/31/2020	$12,601	$13,396	$13,647	$12,528
8/31/2020	$12,550	$13,226	$13,504	$12,427
9/30/2020	$12,540	$13,190	$13,465	$12,420
10/31/2020	$12,485	$13,161	$13,467	$12,365
11/30/2020	$12,899	$13,496	$13,904	$12,486
12/31/2020	$13,016	$13,557	$14,002	$12,504
1/31/2021	$13,003	$13,396	$13,847	$12,414
2/28/2021	$12,861	$13,164	$13,630	$12,235
3/31/2021	$12,676	$12,954	$13,420	$12,082
4/30/2021	$12,836	$13,091	$13,567	$12,177
5/31/2021	$12,909	$13,186	$13,684	$12,217
6/30/2021	$13,111	$13,384	$13,923	$12,303
7/31/2021	$13,272	$13,558	$14,119	$12,440
8/31/2021	$13,258	$13,526	$14,078	$12,417
9/30/2021	$13,156	$13,381	$13,939	$12,309
10/31/2021	$13,140	$13,410	$13,971	$12,306
11/30/2021	$13,168	$13,421	$13,966	$12,342
12/31/2021	$13,147	$13,411	$13,970	$12,311
1/31/2022	$12,862	$12,981	$13,488	$12,045
2/28/2022	$12,623	$12,736	$13,205	$11,911
3/31/2022	$12,295	$12,416	$12,861	$11,580
4/30/2022	$11,741	$11,765	$12,140	$11,141
5/31/2022	$11,728	$11,869	$12,240	$11,213
6/30/2022	$11,355	$11,559	$11,858	$11,037
7/31/2022	$11,711	$11,910	$12,252	$11,306
8/31/2022	$11,386	$11,574	$11,906	$10,987
9/30/2022	$10,784	$10,987	$11,289	$10,512
10/31/2022	$10,685	$10,874	$11,204	$10,376
11/30/2022	$11,139	$11,414	$11,795	$10,758
12/31/2022	$11,086	$11,365	$11,749	$10,709
1/31/2023	$11,543	$11,798	$12,242	$11,039
2/28/2023	$11,211	$11,443	$11,844	$10,753
3/31/2023	$11,488	$11,757	$12,168	$11,026
4/30/2023	$11,578	$11,849	$12,261	$11,093
5/31/2023	$11,433	$11,684	$12,085	$10,972
6/30/2023	$11,430	$11,720	$12,157	$10,933
7/31/2023	$11,522	$11,756	$12,218	$10,926
8/31/2023	$11,424	$11,672	$12,130	$10,856
9/30/2023	$11,136	$11,368	$11,828	$10,580
10/31/2023	$10,896	$11,166	$11,610	$10,413
11/30/2023	$11,475	$11,800	$12,319	$10,884
12/31/2023	$12,009	$12,295	$12,866	$11,301
1/31/2024	$11,961	$12,273	$12,861	$11,270
2/29/2024	$11,863	$12,096	$12,674	$11,111
3/31/2024	$12,012	$12,244	$12,848	$11,213
4/30/2024	$11,769	$11,940	$12,536	$10,930
5/31/2024	$11,970	$12,157	$12,779	$11,116
6/30/2024	$12,073	$12,238	$12,858	$11,221
7/31/2024	$12,376	$12,526	$13,163	$11,483
8/31/2024	$12,531	$12,720	$13,367	$11,648
9/30/2024	$12,733	$12,937	$13,599	$11,804
10/31/2024	$12,432	$12,625	$13,297	$11,511
11/30/2024	$12,636	$12,786	$13,493	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	10.12%	1.01%	2.37%
Bloomberg US Credit Bond Index	8.36%	0.68%	2.49%
Bloomberg Baa Corporate Bond Index	9.53%	1.27%	3.04%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$5,624,929,247
# of Portfolio Holdings	600
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$17,072,755

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	8.55%
Basic Materials	1.55%
Commercial Paper	0.42%
Communications	4.55%
Consumer Discretionary	6.29%
Consumer Non-cyclical	0.33%
Consumer Staples	7.65%
Energy	14.08%
Financial	22.47%
Government	4.27%
Industrial	4.68%
Mortgage Securities	10.37%
Natural Gas	0.24%
Technology	5.26%
Utilities	8.12%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	0.80%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LAURX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-2057-R3

01/25

Class R4

LAUKX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$80	0.76%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 9.95%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 8.36% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance with the fall in interest rates over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,965	$10,063	$10,042	$10,070
8/31/2015	$9,823	$10,003	$9,949	$10,055
9/30/2015	$9,789	$10,053	$9,998	$10,123
10/31/2015	$9,861	$10,100	$10,052	$10,125
11/30/2015	$9,825	$10,078	$10,006	$10,098
12/31/2015	$9,681	$10,001	$9,880	$10,065
1/31/2016	$9,573	$10,054	$9,854	$10,204
2/29/2016	$9,574	$10,138	$9,927	$10,276
3/31/2016	$10,013	$10,393	$10,287	$10,371
4/30/2016	$10,195	$10,520	$10,480	$10,410
5/31/2016	$10,191	$10,515	$10,469	$10,413
6/30/2016	$10,410	$10,755	$10,725	$10,600
7/31/2016	$10,592	$10,896	$10,908	$10,667
8/31/2016	$10,701	$10,918	$10,952	$10,655
9/30/2016	$10,695	$10,888	$10,945	$10,649
10/31/2016	$10,686	$10,795	$10,876	$10,567
11/30/2016	$10,453	$10,500	$10,586	$10,317
12/31/2016	$10,522	$10,564	$10,674	$10,332
1/31/2017	$10,628	$10,600	$10,726	$10,352
2/28/2017	$10,735	$10,717	$10,857	$10,422
3/31/2017	$10,766	$10,701	$10,832	$10,416
4/30/2017	$10,874	$10,808	$10,956	$10,497
5/31/2017	$10,981	$10,924	$11,092	$10,577
6/30/2017	$10,974	$10,953	$11,128	$10,567
7/31/2017	$11,082	$11,033	$11,220	$10,612
8/31/2017	$11,153	$11,125	$11,293	$10,707
9/30/2017	$11,147	$11,101	$11,290	$10,656
10/31/2017	$11,180	$11,138	$11,342	$10,663
11/30/2017	$11,174	$11,128	$11,323	$10,649
12/31/2017	$11,246	$11,217	$11,431	$10,698
1/31/2018	$11,201	$11,113	$11,356	$10,575
2/28/2018	$11,080	$10,944	$11,168	$10,474
3/31/2018	$11,077	$10,978	$11,186	$10,542
4/30/2018	$10,996	$10,878	$11,081	$10,463
5/31/2018	$11,033	$10,933	$11,128	$10,538
6/30/2018	$10,992	$10,882	$11,055	$10,525
7/31/2018	$11,069	$10,960	$11,169	$10,527
8/31/2018	$11,067	$11,016	$11,216	$10,595
9/30/2018	$11,064	$10,979	$11,197	$10,527
10/31/2018	$10,940	$10,825	$11,018	$10,444
11/30/2018	$10,858	$10,818	$10,972	$10,506
12/31/2018	$10,938	$10,980	$11,106	$10,699
1/31/2019	$11,180	$11,217	$11,392	$10,813
2/28/2019	$11,261	$11,242	$11,433	$10,806
3/31/2019	$11,505	$11,515	$11,741	$11,014
4/30/2019	$11,585	$11,572	$11,847	$11,017
5/31/2019	$11,665	$11,742	$11,988	$11,212
6/30/2019	$11,912	$12,007	$12,312	$11,353
7/31/2019	$11,991	$12,069	$12,393	$11,378
8/31/2019	$12,238	$12,446	$12,760	$11,673
9/30/2019	$12,192	$12,365	$12,697	$11,611
10/31/2019	$12,229	$12,436	$12,786	$11,646
11/30/2019	$12,266	$12,459	$12,834	$11,640
12/31/2019	$12,345	$12,495	$12,911	$11,632
1/31/2020	$12,594	$12,787	$13,205	$11,855
2/29/2020	$12,674	$12,961	$13,340	$12,069
3/31/2020	$11,220	$12,102	$11,994	$11,998
4/30/2020	$11,818	$12,656	$12,763	$12,211
5/31/2020	$12,158	$12,862	$13,044	$12,268
6/30/2020	$12,455	$13,097	$13,375	$12,345
7/31/2020	$12,881	$13,501	$13,828	$12,530
8/31/2020	$12,831	$13,330	$13,682	$12,428
9/30/2020	$12,824	$13,293	$13,643	$12,422
10/31/2020	$12,770	$13,264	$13,645	$12,366
11/30/2020	$13,198	$13,601	$14,088	$12,488
12/31/2020	$13,320	$13,663	$14,187	$12,505
1/31/2021	$13,310	$13,501	$14,031	$12,415
2/28/2021	$13,167	$13,267	$13,810	$12,236
3/31/2021	$12,979	$13,055	$13,597	$12,083
4/30/2021	$13,145	$13,194	$13,747	$12,178
5/31/2021	$13,223	$13,289	$13,865	$12,218
6/30/2021	$13,434	$13,489	$14,107	$12,304
7/31/2021	$13,602	$13,664	$14,306	$12,442
8/31/2021	$13,590	$13,631	$14,264	$12,418
9/30/2021	$13,488	$13,486	$14,123	$12,310
10/31/2021	$13,475	$13,515	$14,156	$12,307
11/30/2021	$13,506	$13,526	$14,151	$12,344
12/31/2021	$13,533	$13,516	$14,155	$12,312
1/31/2022	$13,196	$13,082	$13,667	$12,047
2/28/2022	$12,953	$12,835	$13,380	$11,912
3/31/2022	$12,617	$12,513	$13,032	$11,581
4/30/2022	$12,096	$11,857	$12,300	$11,142
5/31/2022	$12,038	$11,962	$12,402	$11,214
6/30/2022	$11,656	$11,650	$12,015	$11,038
7/31/2022	$12,025	$12,003	$12,414	$11,307
8/31/2022	$11,693	$11,664	$12,063	$10,988
9/30/2022	$11,122	$11,073	$11,439	$10,513
10/31/2022	$10,974	$10,959	$11,352	$10,377
11/30/2022	$11,445	$11,503	$11,951	$10,759
12/31/2022	$11,393	$11,454	$11,904	$10,710
1/31/2023	$11,867	$11,890	$12,404	$11,040
2/28/2023	$11,526	$11,533	$12,000	$10,754
3/31/2023	$11,862	$11,849	$12,329	$11,027
4/30/2023	$11,958	$11,942	$12,423	$11,094
5/31/2023	$11,762	$11,776	$12,244	$10,973
6/30/2023	$11,810	$11,812	$12,318	$10,934
7/31/2023	$11,858	$11,848	$12,379	$10,927
8/31/2023	$11,809	$11,763	$12,291	$10,857
9/30/2023	$11,464	$11,457	$11,984	$10,581
10/31/2023	$11,267	$11,253	$11,764	$10,414
11/30/2023	$11,868	$11,892	$12,482	$10,886
12/31/2023	$12,373	$12,391	$13,036	$11,302
1/31/2024	$12,376	$12,369	$13,031	$11,271
2/29/2024	$12,277	$12,190	$12,841	$11,112
3/31/2024	$12,434	$12,340	$13,018	$11,215
4/30/2024	$12,134	$12,033	$12,702	$10,931
5/31/2024	$12,395	$12,252	$12,948	$11,117
6/30/2024	$12,505	$12,334	$13,028	$11,222
7/31/2024	$12,769	$12,623	$13,338	$11,484
8/31/2024	$12,984	$12,820	$13,544	$11,649
9/30/2024	$13,144	$13,039	$13,779	$11,805
10/31/2024	$12,887	$12,724	$13,473	$11,512
11/30/2024	$13,049	$12,886	$13,672	$11,634

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	9.95%	1.25%	2.87%
Bloomberg US Credit Bond Index	8.36%	0.68%	2.73%
Bloomberg Baa Corporate Bond Index	9.53%	1.27%	3.38%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$5,624,929,247
# of Portfolio Holdings	600
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$17,072,755

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	8.55%
Basic Materials	1.55%
Commercial Paper	0.42%
Communications	4.55%
Consumer Discretionary	6.29%
Consumer Non-cyclical	0.33%
Consumer Staples	7.65%
Energy	14.08%
Financial	22.47%
Government	4.27%
Industrial	4.68%
Mortgage Securities	10.37%
Natural Gas	0.24%
Technology	5.26%
Utilities	8.12%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	0.80%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LAUKX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8709-R4

01/25

Class R5

LAUTX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$54	0.51%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.22%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 8.36% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance with the fall in interest rates over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,967	$10,063	$10,042	$10,070
8/31/2015	$9,828	$10,003	$9,949	$10,055
9/30/2015	$9,795	$10,053	$9,998	$10,123
10/31/2015	$9,870	$10,100	$10,052	$10,125
11/30/2015	$9,836	$10,078	$10,006	$10,098
12/31/2015	$9,693	$10,001	$9,880	$10,065
1/31/2016	$9,588	$10,054	$9,854	$10,204
2/29/2016	$9,591	$10,138	$9,927	$10,276
3/31/2016	$9,996	$10,393	$10,287	$10,371
4/30/2016	$10,217	$10,520	$10,480	$10,410
5/31/2016	$10,215	$10,515	$10,469	$10,413
6/30/2016	$10,437	$10,755	$10,725	$10,600
7/31/2016	$10,621	$10,896	$10,908	$10,667
8/31/2016	$10,695	$10,918	$10,952	$10,655
9/30/2016	$10,729	$10,888	$10,945	$10,649
10/31/2016	$10,723	$10,795	$10,876	$10,567
11/30/2016	$10,453	$10,500	$10,586	$10,317
12/31/2016	$10,562	$10,564	$10,674	$10,332
1/31/2017	$10,671	$10,600	$10,726	$10,352
2/28/2017	$10,780	$10,717	$10,857	$10,422
3/31/2017	$10,814	$10,701	$10,832	$10,416
4/30/2017	$10,886	$10,808	$10,956	$10,497
5/31/2017	$10,996	$10,924	$11,092	$10,577
6/30/2017	$11,029	$10,953	$11,128	$10,567
7/31/2017	$11,141	$11,033	$11,220	$10,612
8/31/2017	$11,176	$11,125	$11,293	$10,707
9/30/2017	$11,211	$11,101	$11,290	$10,656
10/31/2017	$11,246	$11,138	$11,342	$10,663
11/30/2017	$11,242	$11,128	$11,323	$10,649
12/31/2017	$11,317	$11,217	$11,431	$10,698
1/31/2018	$11,274	$11,113	$11,356	$10,575
2/28/2018	$11,154	$10,944	$11,168	$10,474
3/31/2018	$11,154	$10,978	$11,186	$10,542
4/30/2018	$11,074	$10,878	$11,081	$10,463
5/31/2018	$11,114	$10,933	$11,128	$10,538
6/30/2018	$11,075	$10,882	$11,055	$10,525
7/31/2018	$11,155	$10,960	$11,169	$10,527
8/31/2018	$11,195	$11,016	$11,216	$10,595
9/30/2018	$11,154	$10,979	$11,197	$10,527
10/31/2018	$11,032	$10,825	$11,018	$10,444
11/30/2018	$10,992	$10,818	$10,972	$10,506
12/31/2018	$11,075	$10,980	$11,106	$10,699
1/31/2019	$11,281	$11,217	$11,392	$10,813
2/28/2019	$11,365	$11,242	$11,433	$10,806
3/31/2019	$11,613	$11,515	$11,741	$11,014
4/30/2019	$11,697	$11,572	$11,847	$11,017
5/31/2019	$11,780	$11,742	$11,988	$11,212
6/30/2019	$12,031	$12,007	$12,312	$11,353
7/31/2019	$12,114	$12,069	$12,393	$11,378
8/31/2019	$12,366	$12,446	$12,760	$11,673
9/30/2019	$12,322	$12,365	$12,697	$11,611
10/31/2019	$12,405	$12,436	$12,786	$11,646
11/30/2019	$12,444	$12,459	$12,834	$11,640
12/31/2019	$12,484	$12,495	$12,911	$11,632
1/31/2020	$12,739	$12,787	$13,205	$11,855
2/29/2020	$12,822	$12,961	$13,340	$12,069
3/31/2020	$11,354	$12,102	$11,994	$11,998
4/30/2020	$11,961	$12,656	$12,763	$12,211
5/31/2020	$12,308	$12,862	$13,044	$12,268
6/30/2020	$12,611	$13,097	$13,375	$12,345
7/31/2020	$13,046	$13,501	$13,828	$12,530
8/31/2020	$12,998	$13,330	$13,682	$12,428
9/30/2020	$12,993	$13,293	$13,643	$12,422
10/31/2020	$12,941	$13,264	$13,645	$12,366
11/30/2020	$13,378	$13,601	$14,088	$12,488
12/31/2020	$13,549	$13,663	$14,187	$12,505
1/31/2021	$13,497	$13,501	$14,031	$12,415
2/28/2021	$13,354	$13,267	$13,810	$12,236
3/31/2021	$13,167	$13,055	$13,597	$12,083
4/30/2021	$13,338	$13,194	$13,747	$12,178
5/31/2021	$13,420	$13,289	$13,865	$12,218
6/30/2021	$13,637	$13,489	$14,107	$12,304
7/31/2021	$13,810	$13,664	$14,306	$12,442
8/31/2021	$13,801	$13,631	$14,264	$12,418
9/30/2021	$13,700	$13,486	$14,123	$12,310
10/31/2021	$13,735	$13,515	$14,156	$12,307
11/30/2021	$13,724	$13,526	$14,151	$12,344
12/31/2021	$13,755	$13,516	$14,155	$12,312
1/31/2022	$13,416	$13,082	$13,667	$12,047
2/28/2022	$13,218	$12,835	$13,380	$11,912
3/31/2022	$12,832	$12,513	$13,032	$11,581
4/30/2022	$12,304	$11,857	$12,300	$11,142
5/31/2022	$12,296	$11,962	$12,402	$11,214
6/30/2022	$11,862	$11,650	$12,015	$11,038
7/31/2022	$12,240	$12,003	$12,414	$11,307
8/31/2022	$11,904	$11,664	$12,063	$10,988
9/30/2022	$11,277	$11,073	$11,439	$10,513
10/31/2022	$11,178	$10,959	$11,352	$10,377
11/30/2022	$11,659	$11,503	$11,951	$10,759
12/31/2022	$11,609	$11,454	$11,904	$10,710
1/31/2023	$12,094	$11,890	$12,404	$11,040
2/28/2023	$11,749	$11,533	$12,000	$10,754
3/31/2023	$12,045	$11,849	$12,329	$11,027
4/30/2023	$12,145	$11,942	$12,423	$11,094
5/31/2023	$11,997	$11,776	$12,244	$10,973
6/30/2023	$11,999	$11,812	$12,318	$10,934
7/31/2023	$12,100	$11,848	$12,379	$10,927
8/31/2023	$12,003	$11,763	$12,291	$10,857
9/30/2023	$11,703	$11,457	$11,984	$10,581
10/31/2023	$11,505	$11,253	$11,764	$10,414
11/30/2023	$12,121	$11,892	$12,482	$10,886
12/31/2023	$12,639	$12,391	$13,036	$11,302
1/31/2024	$12,645	$12,369	$13,031	$11,271
2/29/2024	$12,495	$12,190	$12,841	$11,112
3/31/2024	$12,710	$12,340	$13,018	$11,215
4/30/2024	$12,405	$12,033	$12,702	$10,931
5/31/2024	$12,675	$12,252	$12,948	$11,117
6/30/2024	$12,790	$12,334	$13,028	$11,222
7/31/2024	$13,063	$12,623	$13,338	$11,484
8/31/2024	$13,285	$12,820	$13,544	$11,649
9/30/2024	$13,451	$13,039	$13,779	$11,805
10/31/2024	$13,191	$12,724	$13,473	$11,512
11/30/2024	$13,360	$12,886	$13,672	$11,634

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	10.22%	1.43%	3.12%
Bloomberg US Credit Bond Index	8.36%	0.68%	2.73%
Bloomberg Baa Corporate Bond Index	9.53%	1.27%	3.38%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$5,624,929,247
# of Portfolio Holdings	600
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$17,072,755

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	8.55%
Basic Materials	1.55%
Commercial Paper	0.42%
Communications	4.55%
Consumer Discretionary	6.29%
Consumer Non-cyclical	0.33%
Consumer Staples	7.65%
Energy	14.08%
Financial	22.47%
Government	4.27%
Industrial	4.68%
Mortgage Securities	10.37%
Natural Gas	0.24%
Technology	5.26%
Utilities	8.12%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	0.80%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LAUTX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8741-R5

01/25

Class R6

LAUVX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.44%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 10.29%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 8.36% of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Credit Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance with the fall in interest rates over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg US Credit Bond Index	Bloomberg Baa Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,968	$10,063	$10,042	$10,070
8/31/2015	$9,829	$10,003	$9,949	$10,055
9/30/2015	$9,798	$10,053	$9,998	$10,123
10/31/2015	$9,910	$10,100	$10,052	$10,125
11/30/2015	$9,840	$10,078	$10,006	$10,098
12/31/2015	$9,698	$10,001	$9,880	$10,065
1/31/2016	$9,593	$10,054	$9,854	$10,204
2/29/2016	$9,597	$10,138	$9,927	$10,276
3/31/2016	$10,003	$10,393	$10,287	$10,371
4/30/2016	$10,225	$10,520	$10,480	$10,410
5/31/2016	$10,224	$10,515	$10,469	$10,413
6/30/2016	$10,447	$10,755	$10,725	$10,600
7/31/2016	$10,633	$10,896	$10,908	$10,667
8/31/2016	$10,707	$10,918	$10,952	$10,655
9/30/2016	$10,742	$10,888	$10,945	$10,649
10/31/2016	$10,737	$10,795	$10,876	$10,567
11/30/2016	$10,468	$10,500	$10,586	$10,317
12/31/2016	$10,577	$10,564	$10,674	$10,332
1/31/2017	$10,687	$10,600	$10,726	$10,352
2/28/2017	$10,798	$10,717	$10,857	$10,422
3/31/2017	$10,794	$10,701	$10,832	$10,416
4/30/2017	$10,906	$10,808	$10,956	$10,497
5/31/2017	$11,017	$10,924	$11,092	$10,577
6/30/2017	$11,051	$10,953	$11,128	$10,567
7/31/2017	$11,125	$11,033	$11,220	$10,612
8/31/2017	$11,200	$11,125	$11,293	$10,707
9/30/2017	$11,197	$11,101	$11,290	$10,656
10/31/2017	$11,273	$11,138	$11,342	$10,663
11/30/2017	$11,270	$11,128	$11,323	$10,649
12/31/2017	$11,345	$11,217	$11,431	$10,698
1/31/2018	$11,304	$11,113	$11,356	$10,575
2/28/2018	$11,184	$10,944	$11,168	$10,474
3/31/2018	$11,185	$10,978	$11,186	$10,542
4/30/2018	$11,106	$10,878	$11,081	$10,463
5/31/2018	$11,107	$10,933	$11,128	$10,538
6/30/2018	$11,108	$10,882	$11,055	$10,525
7/31/2018	$11,148	$10,960	$11,169	$10,527
8/31/2018	$11,190	$11,016	$11,216	$10,595
9/30/2018	$11,190	$10,979	$11,197	$10,527
10/31/2018	$11,069	$10,825	$11,018	$10,444
11/30/2018	$10,988	$10,818	$10,972	$10,506
12/31/2018	$11,072	$10,980	$11,106	$10,699
1/31/2019	$11,321	$11,217	$11,392	$10,813
2/28/2019	$11,406	$11,242	$11,433	$10,806
3/31/2019	$11,614	$11,515	$11,741	$11,014
4/30/2019	$11,741	$11,572	$11,847	$11,017
5/31/2019	$11,825	$11,742	$11,988	$11,212
6/30/2019	$12,078	$12,007	$12,312	$11,353
7/31/2019	$12,162	$12,069	$12,393	$11,378
8/31/2019	$12,415	$12,446	$12,760	$11,673
9/30/2019	$12,372	$12,365	$12,697	$11,611
10/31/2019	$12,413	$12,436	$12,786	$11,646
11/30/2019	$12,454	$12,459	$12,834	$11,640
12/31/2019	$12,538	$12,495	$12,911	$11,632
1/31/2020	$12,795	$12,787	$13,205	$11,855
2/29/2020	$12,878	$12,961	$13,340	$12,069
3/31/2020	$11,404	$12,102	$11,994	$11,998
4/30/2020	$12,015	$12,656	$12,763	$12,211
5/31/2020	$12,364	$12,862	$13,044	$12,268
6/30/2020	$12,670	$13,097	$13,375	$12,345
7/31/2020	$13,107	$13,501	$13,828	$12,530
8/31/2020	$13,060	$13,330	$13,682	$12,428
9/30/2020	$13,056	$13,293	$13,643	$12,422
10/31/2020	$13,005	$13,264	$13,645	$12,366
11/30/2020	$13,444	$13,601	$14,088	$12,488
12/31/2020	$13,572	$13,663	$14,187	$12,505
1/31/2021	$13,566	$13,501	$14,031	$12,415
2/28/2021	$13,423	$13,267	$13,810	$12,236
3/31/2021	$13,236	$13,055	$13,597	$12,083
4/30/2021	$13,409	$13,194	$13,747	$12,178
5/31/2021	$13,492	$13,289	$13,865	$12,218
6/30/2021	$13,711	$13,489	$14,107	$12,304
7/31/2021	$13,886	$13,664	$14,306	$12,442
8/31/2021	$13,878	$13,631	$14,264	$12,418
9/30/2021	$13,777	$13,486	$14,123	$12,310
10/31/2021	$13,767	$13,515	$14,156	$12,307
11/30/2021	$13,803	$13,526	$14,151	$12,344
12/31/2021	$13,788	$13,516	$14,155	$12,312
1/31/2022	$13,495	$13,082	$13,667	$12,047
2/28/2022	$13,249	$12,835	$13,380	$11,912
3/31/2022	$12,910	$12,513	$13,032	$11,581
4/30/2022	$12,379	$11,857	$12,300	$11,142
5/31/2022	$12,324	$11,962	$12,402	$11,214
6/30/2022	$11,937	$11,650	$12,015	$11,038
7/31/2022	$12,317	$12,003	$12,414	$11,307
8/31/2022	$11,981	$11,664	$12,063	$10,988
9/30/2022	$11,350	$11,073	$11,439	$10,513
10/31/2022	$11,251	$10,959	$11,352	$10,377
11/30/2022	$11,736	$11,503	$11,951	$10,759
12/31/2022	$11,686	$11,454	$11,904	$10,710
1/31/2023	$12,176	$11,890	$12,404	$11,040
2/28/2023	$11,829	$11,533	$12,000	$10,754
3/31/2023	$12,128	$11,849	$12,329	$11,027
4/30/2023	$12,229	$11,942	$12,423	$11,094
5/31/2023	$12,081	$11,776	$12,244	$10,973
6/30/2023	$12,083	$11,812	$12,318	$10,934
7/31/2023	$12,186	$11,848	$12,379	$10,927
8/31/2023	$12,088	$11,763	$12,291	$10,857
9/30/2023	$11,788	$11,457	$11,984	$10,581
10/31/2023	$11,588	$11,253	$11,764	$10,414
11/30/2023	$12,210	$11,892	$12,482	$10,886
12/31/2023	$12,732	$12,391	$13,036	$11,302
1/31/2024	$12,739	$12,369	$13,031	$11,271
2/29/2024	$12,588	$12,190	$12,841	$11,112
3/31/2024	$12,805	$12,340	$13,018	$11,215
4/30/2024	$12,499	$12,033	$12,702	$10,931
5/31/2024	$12,772	$12,252	$12,948	$11,117
6/30/2024	$12,888	$12,334	$13,028	$11,222
7/31/2024	$13,164	$12,623	$13,338	$11,484
8/31/2024	$13,389	$12,820	$13,544	$11,649
9/30/2024	$13,557	$13,039	$13,779	$11,805
10/31/2024	$13,296	$12,724	$13,473	$11,512
11/30/2024	$13,466	$12,886	$13,672	$11,634

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	10.29%	1.58%	3.21%
Bloomberg US Credit Bond Index	8.36%	0.68%	2.73%
Bloomberg Baa Corporate Bond Index	9.53%	1.27%	3.38%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$5,624,929,247
# of Portfolio Holdings	600
Portfolio Turnover Rate	190%
Total Advisory Fees Paid	$17,072,755

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	8.55%
Basic Materials	1.55%
Commercial Paper	0.42%
Communications	4.55%
Consumer Discretionary	6.29%
Consumer Non-cyclical	0.33%
Consumer Staples	7.65%
Energy	14.08%
Financial	22.47%
Government	4.27%
Industrial	4.68%
Mortgage Securities	10.37%
Natural Gas	0.24%
Technology	5.26%
Utilities	8.12%
Repurchase Agreements	0.28%
Money Market FundsFootnote Reference(a)	0.80%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LAUVX

Lord Abbett Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8773-R6

01/25

Class A

LIFAX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.78%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.60%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 6.03% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. Additionally, the Fund maintains an allocation to CPI Swaps designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance.

Top detractors from performance: The Fund’s duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$9,773	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,513	$9,853	$9,961	$9,943	$10,009
1/31/2015	$9,463	$9,964	$10,015	$9,897	$10,219
2/28/2015	$9,621	$9,934	$10,024	$9,939	$10,123
3/31/2015	$9,496	$9,897	$10,044	$9,999	$10,170
4/30/2015	$9,625	$9,975	$10,061	$10,019	$10,134
5/31/2015	$9,596	$9,967	$10,072	$10,070	$10,109
6/30/2015	$9,659	$9,960	$10,057	$10,105	$9,999
7/31/2015	$9,510	$9,927	$10,063	$10,106	$10,069
8/31/2015	$9,424	$9,899	$10,047	$10,092	$10,054
9/30/2015	$9,207	$9,889	$10,075	$10,076	$10,122
10/31/2015	$9,321	$9,887	$10,094	$10,072	$10,124
11/30/2015	$9,369	$9,867	$10,087	$10,050	$10,097
12/31/2015	$9,301	$9,839	$10,062	$10,016	$10,064
1/31/2016	$9,068	$9,909	$10,089	$10,033	$10,203
2/29/2016	$8,993	$9,935	$10,099	$10,041	$10,275
3/31/2016	$9,218	$10,050	$10,184	$10,084	$10,370
4/30/2016	$9,332	$10,055	$10,226	$10,132	$10,409
5/31/2016	$9,263	$10,035	$10,228	$10,173	$10,412
6/30/2016	$9,158	$10,146	$10,290	$10,207	$10,599
7/31/2016	$9,195	$10,136	$10,313	$10,191	$10,666
8/31/2016	$9,255	$10,101	$10,317	$10,199	$10,654
9/30/2016	$9,382	$10,174	$10,324	$10,224	$10,648
10/31/2016	$9,543	$10,179	$10,329	$10,236	$10,566
11/30/2016	$9,714	$10,115	$10,286	$10,220	$10,316
12/31/2016	$9,762	$10,147	$10,302	$10,224	$10,331
1/31/2017	$9,824	$10,202	$10,332	$10,283	$10,351
2/28/2017	$9,821	$10,211	$10,367	$10,315	$10,421
3/31/2017	$9,834	$10,227	$10,375	$10,324	$10,415
4/30/2017	$9,833	$10,228	$10,401	$10,354	$10,496
5/31/2017	$9,726	$10,219	$10,430	$10,363	$10,576
6/30/2017	$9,684	$10,168	$10,437	$10,373	$10,566
7/31/2017	$9,746	$10,200	$10,479	$10,366	$10,611
8/31/2017	$9,729	$10,231	$10,500	$10,397	$10,706
9/30/2017	$9,793	$10,216	$10,501	$10,452	$10,655
10/31/2017	$9,814	$10,232	$10,510	$10,445	$10,662
11/30/2017	$9,838	$10,208	$10,488	$10,445	$10,648
12/31/2017	$9,892	$10,229	$10,499	$10,439	$10,697
1/31/2018	$9,964	$10,190	$10,481	$10,496	$10,574
2/28/2018	$9,953	$10,181	$10,457	$10,544	$10,473
3/31/2018	$9,933	$10,240	$10,459	$10,567	$10,540
4/30/2018	$10,015	$10,234	$10,469	$10,610	$10,462
5/31/2018	$9,987	$10,272	$10,508	$10,654	$10,537
6/30/2018	$10,027	$10,289	$10,508	$10,671	$10,524
7/31/2018	$10,074	$10,267	$10,532	$10,672	$10,526
8/31/2018	$10,073	$10,323	$10,576	$10,678	$10,594
9/30/2018	$10,098	$10,290	$10,584	$10,690	$10,526
10/31/2018	$9,985	$10,244	$10,586	$10,709	$10,443
11/30/2018	$9,932	$10,248	$10,595	$10,673	$10,505
12/31/2018	$9,766	$10,270	$10,669	$10,639	$10,698
1/31/2019	$9,937	$10,348	$10,744	$10,659	$10,812
2/28/2019	$10,013	$10,364	$10,782	$10,704	$10,805
3/31/2019	$10,020	$10,450	$10,866	$10,764	$11,013
4/30/2019	$10,135	$10,501	$10,901	$10,822	$11,016
5/31/2019	$10,010	$10,562	$10,962	$10,844	$11,211
6/30/2019	$10,061	$10,640	$11,040	$10,846	$11,352
7/31/2019	$10,120	$10,640	$11,053	$10,865	$11,377
8/31/2019	$9,961	$10,703	$11,137	$10,864	$11,672
9/30/2019	$9,924	$10,669	$11,150	$10,873	$11,610
10/31/2019	$9,963	$10,699	$11,199	$10,898	$11,645
11/30/2019	$10,049	$10,708	$11,209	$10,892	$11,639
12/31/2019	$10,241	$10,792	$11,248	$10,882	$11,630
1/31/2020	$10,174	$10,849	$11,313	$10,924	$11,854
2/29/2020	$10,014	$10,911	$11,378	$10,954	$12,068
3/31/2020	$8,725	$10,713	$11,060	$10,930	$11,997
4/30/2020	$9,192	$10,861	$11,322	$10,857	$12,210
5/31/2020	$9,366	$10,937	$11,453	$10,857	$12,267
6/30/2020	$9,646	$11,030	$11,545	$10,917	$12,344
7/31/2020	$9,894	$11,126	$11,603	$10,972	$12,528
8/31/2020	$10,324	$11,264	$11,632	$11,007	$12,427
9/30/2020	$10,237	$11,241	$11,631	$11,022	$12,420
10/31/2020	$10,345	$11,213	$11,652	$11,026	$12,365
11/30/2020	$10,538	$11,287	$11,691	$11,020	$12,486
12/31/2020	$10,847	$11,408	$11,716	$11,030	$12,504
1/31/2021	$11,071	$11,475	$11,723	$11,077	$12,414
2/28/2021	$11,122	$11,485	$11,728	$11,137	$12,235
3/31/2021	$11,309	$11,539	$11,718	$11,217	$12,082
4/30/2021	$11,430	$11,649	$11,743	$11,308	$12,177
5/31/2021	$11,517	$11,740	$11,768	$11,400	$12,217
6/30/2021	$11,492	$11,736	$11,758	$11,505	$12,303
7/31/2021	$11,636	$11,909	$11,778	$11,560	$12,440
8/31/2021	$11,667	$11,908	$11,783	$11,585	$12,417
9/30/2021	$11,753	$11,899	$11,780	$11,616	$12,309
10/31/2021	$11,894	$11,983	$11,741	$11,712	$12,306
11/30/2021	$11,866	$11,990	$11,723	$11,770	$12,342
12/31/2021	$11,963	$12,038	$11,715	$11,806	$12,311
1/31/2022	$11,883	$11,954	$11,627	$11,906	$12,045
2/28/2022	$11,964	$12,078	$11,538	$12,014	$11,911
3/31/2022	$11,905	$11,960	$11,346	$12,174	$11,580
4/30/2022	$11,924	$11,952	$11,263	$12,243	$11,141
5/31/2022	$11,851	$11,993	$11,328	$12,378	$11,213
6/30/2022	$11,426	$11,781	$11,231	$12,548	$11,037
7/31/2022	$11,807	$12,033	$11,316	$12,546	$11,306
8/31/2022	$11,694	$11,829	$11,252	$12,542	$10,987
9/30/2022	$11,167	$11,413	$11,089	$12,569	$10,512
10/31/2022	$11,365	$11,531	$11,065	$12,620	$10,376
11/30/2022	$11,449	$11,598	$11,212	$12,607	$10,758
12/31/2022	$11,383	$11,562	$11,247	$12,568	$10,709
1/31/2023	$11,540	$11,645	$11,365	$12,669	$11,039
2/28/2023	$11,524	$11,573	$11,294	$12,739	$10,753
3/31/2023	$11,690	$11,824	$11,394	$12,782	$11,026
4/30/2023	$11,671	$11,850	$11,463	$12,846	$11,093
5/31/2023	$11,570	$11,747	$11,443	$12,879	$10,972
6/30/2023	$11,560	$11,709	$11,428	$12,920	$10,933
7/31/2023	$11,669	$11,770	$11,507	$12,945	$10,926
8/31/2023	$11,589	$11,774	$11,542	$13,001	$10,856
9/30/2023	$11,537	$11,737	$11,535	$13,034	$10,580
10/31/2023	$11,545	$11,779	$11,561	$13,029	$10,413
11/30/2023	$11,668	$11,919	$11,730	$13,002	$10,884
12/31/2023	$11,850	$12,076	$11,886	$12,990	$11,301
1/31/2024	$11,922	$12,122	$11,949	$13,060	$11,270
2/29/2024	$11,908	$12,073	$11,926	$13,141	$11,111
3/31/2024	$12,002	$12,151	$11,988	$13,226	$11,213
4/30/2024	$11,982	$12,111	$11,965	$13,278	$10,930
5/31/2024	$12,108	$12,240	$12,063	$13,300	$11,116
6/30/2024	$12,164	$12,323	$12,123	$13,304	$11,221
7/31/2024	$12,239	$12,452	$12,278	$13,320	$11,483
8/31/2024	$12,317	$12,528	$12,394	$13,331	$11,648
9/30/2024	$12,449	$12,667	$12,507	$13,352	$11,804
10/31/2024	$12,379	$12,583	$12,452	$13,367	$11,511
11/30/2024	$12,438	$12,637	$12,507	$13,360	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	6.60%	4.36%	2.44%
Class A with sales charge	4.22%	3.88%	2.21%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.03%	3.37%	2.37%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Consumer Price Index	2.75%	4.17%	2.94%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$730,460,695
# of Portfolio Holdings	623
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$2,654,895

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.64%
Basic Materials	1.94%
Communications	1.74%
Consumer Discretionary	4.56%
Consumer Non-cyclical	1.06%
Consumer Staples	6.11%
Energy	10.90%
Financial	25.95%
Government	0.96%
Industrial	2.62%
Mortgage Securities	13.82%
Technology	1.37%
Utilities	5.03%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LIFAX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-3329-A

01/25

Class C

LIFCX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	1.39%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 5.86%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 6.03% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. Additionally, the Fund maintains an allocation to CPI Swaps designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance.

Top detractors from performance: The Fund’s duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,729	$9,853	$9,961	$9,943	$10,009
1/31/2015	$9,674	$9,964	$10,015	$9,897	$10,219
2/28/2015	$9,830	$9,934	$10,024	$9,939	$10,123
3/31/2015	$9,697	$9,897	$10,044	$9,999	$10,170
4/30/2015	$9,824	$9,975	$10,061	$10,019	$10,134
5/31/2015	$9,782	$9,967	$10,072	$10,070	$10,109
6/30/2015	$9,848	$9,960	$10,057	$10,105	$9,999
7/31/2015	$9,692	$9,927	$10,063	$10,106	$10,069
8/31/2015	$9,599	$9,899	$10,047	$10,092	$10,054
9/30/2015	$9,374	$9,889	$10,075	$10,076	$10,122
10/31/2015	$9,484	$9,887	$10,094	$10,072	$10,124
11/30/2015	$9,529	$9,867	$10,087	$10,050	$10,097
12/31/2015	$9,447	$9,839	$10,062	$10,016	$10,064
1/31/2016	$9,214	$9,909	$10,089	$10,033	$10,203
2/29/2016	$9,133	$9,935	$10,099	$10,041	$10,275
3/31/2016	$9,348	$10,050	$10,184	$10,084	$10,370
4/30/2016	$9,467	$10,055	$10,226	$10,132	$10,409
5/31/2016	$9,385	$10,035	$10,228	$10,173	$10,412
6/30/2016	$9,282	$10,146	$10,290	$10,207	$10,599
7/31/2016	$9,314	$10,136	$10,313	$10,191	$10,666
8/31/2016	$9,370	$10,101	$10,317	$10,199	$10,654
9/30/2016	$9,495	$10,174	$10,324	$10,224	$10,648
10/31/2016	$9,652	$10,179	$10,329	$10,236	$10,566
11/30/2016	$9,820	$10,115	$10,286	$10,220	$10,316
12/31/2016	$9,864	$10,147	$10,302	$10,224	$10,331
1/31/2017	$9,920	$10,202	$10,332	$10,283	$10,351
2/28/2017	$9,913	$10,211	$10,367	$10,315	$10,421
3/31/2017	$9,920	$10,227	$10,375	$10,324	$10,415
4/30/2017	$9,907	$10,228	$10,401	$10,354	$10,496
5/31/2017	$9,801	$10,219	$10,430	$10,363	$10,576
6/30/2017	$9,746	$10,168	$10,437	$10,373	$10,566
7/31/2017	$9,803	$10,200	$10,479	$10,366	$10,611
8/31/2017	$9,781	$10,231	$10,500	$10,397	$10,706
9/30/2017	$9,848	$10,216	$10,501	$10,452	$10,655
10/31/2017	$9,863	$10,232	$10,510	$10,445	$10,662
11/30/2017	$9,882	$10,208	$10,488	$10,445	$10,648
12/31/2017	$9,923	$10,229	$10,499	$10,439	$10,697
1/31/2018	$9,997	$10,190	$10,481	$10,496	$10,574
2/28/2018	$9,981	$10,181	$10,457	$10,544	$10,473
3/31/2018	$9,955	$10,240	$10,459	$10,567	$10,540
4/30/2018	$10,024	$10,234	$10,469	$10,610	$10,462
5/31/2018	$9,999	$10,272	$10,508	$10,654	$10,537
6/30/2018	$10,034	$10,289	$10,508	$10,671	$10,524
7/31/2018	$10,067	$10,267	$10,532	$10,672	$10,526
8/31/2018	$10,060	$10,323	$10,576	$10,678	$10,594
9/30/2018	$10,088	$10,290	$10,584	$10,690	$10,526
10/31/2018	$9,970	$10,244	$10,586	$10,709	$10,443
11/30/2018	$9,912	$10,248	$10,595	$10,673	$10,505
12/31/2018	$9,733	$10,270	$10,669	$10,639	$10,698
1/31/2019	$9,906	$10,348	$10,744	$10,659	$10,812
2/28/2019	$9,968	$10,364	$10,782	$10,704	$10,805
3/31/2019	$9,979	$10,450	$10,866	$10,764	$11,013
4/30/2019	$10,088	$10,501	$10,901	$10,822	$11,016
5/31/2019	$9,958	$10,562	$10,962	$10,844	$11,211
6/30/2019	$9,995	$10,640	$11,040	$10,846	$11,352
7/31/2019	$10,048	$10,640	$11,053	$10,865	$11,377
8/31/2019	$9,885	$10,703	$11,137	$10,864	$11,672
9/30/2019	$9,852	$10,669	$11,150	$10,873	$11,610
10/31/2019	$9,886	$10,699	$11,199	$10,898	$11,645
11/30/2019	$9,966	$10,708	$11,209	$10,892	$11,639
12/31/2019	$10,150	$10,792	$11,248	$10,882	$11,630
1/31/2020	$10,070	$10,849	$11,313	$10,924	$11,854
2/29/2020	$9,907	$10,911	$11,378	$10,954	$12,068
3/31/2020	$8,637	$10,713	$11,060	$10,930	$11,997
4/30/2020	$9,085	$10,861	$11,322	$10,857	$12,210
5/31/2020	$9,252	$10,937	$11,453	$10,857	$12,267
6/30/2020	$9,524	$11,030	$11,545	$10,917	$12,344
7/31/2020	$9,773	$11,126	$11,603	$10,972	$12,528
8/31/2020	$10,182	$11,264	$11,632	$11,007	$12,427
9/30/2020	$10,101	$11,241	$11,631	$11,022	$12,420
10/31/2020	$10,202	$11,213	$11,652	$11,026	$12,365
11/30/2020	$10,387	$11,287	$11,691	$11,020	$12,486
12/31/2020	$10,677	$11,408	$11,716	$11,030	$12,504
1/31/2021	$10,901	$11,475	$11,723	$11,077	$12,414
2/28/2021	$10,936	$11,485	$11,728	$11,137	$12,235
3/31/2021	$11,124	$11,539	$11,718	$11,217	$12,082
4/30/2021	$11,237	$11,649	$11,743	$11,308	$12,177
5/31/2021	$11,317	$11,740	$11,768	$11,400	$12,217
6/30/2021	$11,277	$11,736	$11,758	$11,505	$12,303
7/31/2021	$11,420	$11,909	$11,778	$11,560	$12,440
8/31/2021	$11,435	$11,908	$11,783	$11,585	$12,417
9/30/2021	$11,522	$11,899	$11,780	$11,616	$12,309
10/31/2021	$11,653	$11,983	$11,741	$11,712	$12,306
11/30/2021	$11,618	$11,990	$11,723	$11,770	$12,342
12/31/2021	$11,697	$12,038	$11,715	$11,806	$12,311
1/31/2022	$11,621	$11,954	$11,627	$11,906	$12,045
2/28/2022	$11,693	$12,078	$11,538	$12,014	$11,911
3/31/2022	$11,628	$11,960	$11,346	$12,174	$11,580
4/30/2022	$11,631	$11,952	$11,263	$12,243	$11,141
5/31/2022	$11,552	$11,993	$11,328	$12,378	$11,213
6/30/2022	$11,141	$11,781	$11,231	$12,548	$11,037
7/31/2022	$11,505	$12,033	$11,316	$12,546	$11,306
8/31/2022	$11,379	$11,829	$11,252	$12,542	$10,987
9/30/2022	$10,869	$11,413	$11,089	$12,569	$10,512
10/31/2022	$11,055	$11,531	$11,065	$12,620	$10,376
11/30/2022	$11,130	$11,598	$11,212	$12,607	$10,758
12/31/2022	$11,060	$11,562	$11,247	$12,568	$10,709
1/31/2023	$11,204	$11,645	$11,365	$12,669	$11,039
2/28/2023	$11,173	$11,573	$11,294	$12,739	$10,753
3/31/2023	$11,328	$11,824	$11,394	$12,782	$11,026
4/30/2023	$11,312	$11,850	$11,463	$12,846	$11,093
5/31/2023	$11,198	$11,747	$11,443	$12,879	$10,972
6/30/2023	$11,182	$11,709	$11,428	$12,920	$10,933
7/31/2023	$11,282	$11,770	$11,507	$12,945	$10,926
8/31/2023	$11,208	$11,774	$11,542	$13,001	$10,856
9/30/2023	$11,142	$11,737	$11,535	$13,034	$10,580
10/31/2023	$11,154	$11,779	$11,561	$13,029	$10,413
11/30/2023	$11,266	$11,919	$11,730	$13,002	$10,884
12/31/2023	$11,426	$12,076	$11,886	$12,990	$11,301
1/31/2024	$11,489	$12,122	$11,949	$13,060	$11,270
2/29/2024	$11,471	$12,073	$11,926	$13,141	$11,111
3/31/2024	$11,555	$12,151	$11,988	$13,226	$11,213
4/30/2024	$11,531	$12,111	$11,965	$13,278	$10,930
5/31/2024	$11,645	$12,240	$12,063	$13,300	$11,116
6/30/2024	$11,693	$12,323	$12,123	$13,304	$11,221
7/31/2024	$11,770	$12,452	$12,278	$13,320	$11,483
8/31/2024	$11,839	$12,528	$12,394	$13,331	$11,648
9/30/2024	$11,960	$12,667	$12,507	$13,352	$11,804
10/31/2024	$11,886	$12,583	$12,452	$13,367	$11,511
11/30/2024	$11,927	$12,637	$12,507	$13,360	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	5.86%	3.66%	1.78%
Class C with sales charge	4.86%	3.66%	1.78%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.03%	3.37%	2.37%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Consumer Price Index	2.75%	4.17%	2.94%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$730,460,695
# of Portfolio Holdings	623
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$2,654,895

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.64%
Basic Materials	1.94%
Communications	1.74%
Consumer Discretionary	4.56%
Consumer Non-cyclical	1.06%
Consumer Staples	6.11%
Energy	10.90%
Financial	25.95%
Government	0.96%
Industrial	2.62%
Mortgage Securities	13.82%
Technology	1.37%
Utilities	5.03%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LIFCX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-3330-C

01/25

Class F

LIFFX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$70	0.68%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.61%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 6.03% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. Additionally, the Fund maintains an allocation to CPI Swaps designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance.

Top detractors from performance: The Fund’s duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,735	$9,853	$9,961	$9,943	$10,009
1/31/2015	$9,685	$9,964	$10,015	$9,897	$10,219
2/28/2015	$9,847	$9,934	$10,024	$9,939	$10,123
3/31/2015	$9,720	$9,897	$10,044	$9,999	$10,170
4/30/2015	$9,853	$9,975	$10,061	$10,019	$10,134
5/31/2015	$9,824	$9,967	$10,072	$10,070	$10,109
6/30/2015	$9,889	$9,960	$10,057	$10,105	$9,999
7/31/2015	$9,738	$9,927	$10,063	$10,106	$10,069
8/31/2015	$9,650	$9,899	$10,047	$10,092	$10,054
9/30/2015	$9,429	$9,889	$10,075	$10,076	$10,122
10/31/2015	$9,546	$9,887	$10,094	$10,072	$10,124
11/30/2015	$9,597	$9,867	$10,087	$10,050	$10,097
12/31/2015	$9,520	$9,839	$10,062	$10,016	$10,064
1/31/2016	$9,290	$9,909	$10,089	$10,033	$10,203
2/29/2016	$9,214	$9,935	$10,099	$10,041	$10,275
3/31/2016	$9,437	$10,050	$10,184	$10,084	$10,370
4/30/2016	$9,563	$10,055	$10,226	$10,132	$10,409
5/31/2016	$9,485	$10,035	$10,228	$10,173	$10,412
6/30/2016	$9,378	$10,146	$10,290	$10,207	$10,599
7/31/2016	$9,425	$10,136	$10,313	$10,191	$10,666
8/31/2016	$9,479	$10,101	$10,317	$10,199	$10,654
9/30/2016	$9,619	$10,174	$10,324	$10,224	$10,648
10/31/2016	$9,784	$10,179	$10,329	$10,236	$10,566
11/30/2016	$9,960	$10,115	$10,286	$10,220	$10,316
12/31/2016	$10,010	$10,147	$10,302	$10,224	$10,331
1/31/2017	$10,073	$10,202	$10,332	$10,283	$10,351
2/28/2017	$10,070	$10,211	$10,367	$10,315	$10,421
3/31/2017	$10,084	$10,227	$10,375	$10,324	$10,415
4/30/2017	$10,085	$10,228	$10,401	$10,354	$10,496
5/31/2017	$9,975	$10,219	$10,430	$10,363	$10,576
6/30/2017	$9,933	$10,168	$10,437	$10,373	$10,566
7/31/2017	$9,998	$10,200	$10,479	$10,366	$10,611
8/31/2017	$9,981	$10,231	$10,500	$10,397	$10,706
9/30/2017	$10,048	$10,216	$10,501	$10,452	$10,655
10/31/2017	$10,070	$10,232	$10,510	$10,445	$10,662
11/30/2017	$10,096	$10,208	$10,488	$10,445	$10,648
12/31/2017	$10,152	$10,229	$10,499	$10,439	$10,697
1/31/2018	$10,226	$10,190	$10,481	$10,496	$10,574
2/28/2018	$10,216	$10,181	$10,457	$10,544	$10,473
3/31/2018	$10,196	$10,240	$10,459	$10,567	$10,540
4/30/2018	$10,281	$10,234	$10,469	$10,610	$10,462
5/31/2018	$10,253	$10,272	$10,508	$10,654	$10,537
6/30/2018	$10,304	$10,289	$10,508	$10,671	$10,524
7/31/2018	$10,344	$10,267	$10,532	$10,672	$10,526
8/31/2018	$10,344	$10,323	$10,576	$10,678	$10,594
9/30/2018	$10,379	$10,290	$10,584	$10,690	$10,526
10/31/2018	$10,255	$10,244	$10,586	$10,709	$10,443
11/30/2018	$10,210	$10,248	$10,595	$10,673	$10,505
12/31/2018	$10,033	$10,270	$10,669	$10,639	$10,698
1/31/2019	$10,208	$10,348	$10,744	$10,659	$10,812
2/28/2019	$10,287	$10,364	$10,782	$10,704	$10,805
3/31/2019	$10,304	$10,450	$10,866	$10,764	$11,013
4/30/2019	$10,415	$10,501	$10,901	$10,822	$11,016
5/31/2019	$10,296	$10,562	$10,962	$10,844	$11,211
6/30/2019	$10,340	$10,640	$11,040	$10,846	$11,352
7/31/2019	$10,402	$10,640	$11,053	$10,865	$11,377
8/31/2019	$10,239	$10,703	$11,137	$10,864	$11,672
9/30/2019	$10,202	$10,669	$11,150	$10,873	$11,610
10/31/2019	$10,243	$10,699	$11,199	$10,898	$11,645
11/30/2019	$10,332	$10,708	$11,209	$10,892	$11,639
12/31/2019	$10,539	$10,792	$11,248	$10,882	$11,630
1/31/2020	$10,463	$10,849	$11,313	$10,924	$11,854
2/29/2020	$10,299	$10,911	$11,378	$10,954	$12,068
3/31/2020	$8,975	$10,713	$11,060	$10,930	$11,997
4/30/2020	$9,456	$10,861	$11,322	$10,857	$12,210
5/31/2020	$9,636	$10,937	$11,453	$10,857	$12,267
6/30/2020	$9,924	$11,030	$11,545	$10,917	$12,344
7/31/2020	$10,189	$11,126	$11,603	$10,972	$12,528
8/31/2020	$10,622	$11,264	$11,632	$11,007	$12,427
9/30/2020	$10,534	$11,241	$11,631	$11,022	$12,420
10/31/2020	$10,655	$11,213	$11,652	$11,026	$12,365
11/30/2020	$10,855	$11,287	$11,691	$11,020	$12,486
12/31/2020	$11,164	$11,408	$11,716	$11,030	$12,504
1/31/2021	$11,405	$11,475	$11,723	$11,077	$12,414
2/28/2021	$11,448	$11,485	$11,728	$11,137	$12,235
3/31/2021	$11,652	$11,539	$11,718	$11,217	$12,082
4/30/2021	$11,776	$11,649	$11,743	$11,308	$12,177
5/31/2021	$11,868	$11,740	$11,768	$11,400	$12,217
6/30/2021	$11,843	$11,736	$11,758	$11,505	$12,303
7/31/2021	$11,991	$11,909	$11,778	$11,560	$12,440
8/31/2021	$12,024	$11,908	$11,783	$11,585	$12,417
9/30/2021	$12,114	$11,899	$11,780	$11,616	$12,309
10/31/2021	$12,260	$11,983	$11,741	$11,712	$12,306
11/30/2021	$12,232	$11,990	$11,723	$11,770	$12,342
12/31/2021	$12,334	$12,038	$11,715	$11,806	$12,311
1/31/2022	$12,252	$11,954	$11,627	$11,906	$12,045
2/28/2022	$12,346	$12,078	$11,538	$12,014	$11,911
3/31/2022	$12,277	$11,960	$11,346	$12,174	$11,580
4/30/2022	$12,298	$11,952	$11,263	$12,243	$11,141
5/31/2022	$12,223	$11,993	$11,328	$12,378	$11,213
6/30/2022	$11,787	$11,781	$11,231	$12,548	$11,037
7/31/2022	$12,181	$12,033	$11,316	$12,546	$11,306
8/31/2022	$12,065	$11,829	$11,252	$12,542	$10,987
9/30/2022	$11,523	$11,413	$11,089	$12,569	$10,512
10/31/2022	$11,728	$11,531	$11,065	$12,620	$10,376
11/30/2022	$11,816	$11,598	$11,212	$12,607	$10,758
12/31/2022	$11,749	$11,562	$11,247	$12,568	$10,709
1/31/2023	$11,911	$11,645	$11,365	$12,669	$11,039
2/28/2023	$11,886	$11,573	$11,294	$12,739	$10,753
3/31/2023	$12,058	$11,824	$11,394	$12,782	$11,026
4/30/2023	$12,050	$11,850	$11,463	$12,846	$11,093
5/31/2023	$11,946	$11,747	$11,443	$12,879	$10,972
6/30/2023	$11,937	$11,709	$11,428	$12,920	$10,933
7/31/2023	$12,041	$11,770	$11,507	$12,945	$10,926
8/31/2023	$11,969	$11,774	$11,542	$13,001	$10,856
9/30/2023	$11,907	$11,737	$11,535	$13,034	$10,580
10/31/2023	$11,927	$11,779	$11,561	$13,029	$10,413
11/30/2023	$12,054	$11,919	$11,730	$13,002	$10,884
12/31/2023	$12,232	$12,076	$11,886	$12,990	$11,301
1/31/2024	$12,307	$12,122	$11,949	$13,060	$11,270
2/29/2024	$12,295	$12,073	$11,926	$13,141	$11,111
3/31/2024	$12,392	$12,151	$11,988	$13,226	$11,213
4/30/2024	$12,384	$12,111	$11,965	$13,278	$10,930
5/31/2024	$12,514	$12,240	$12,063	$13,300	$11,116
6/30/2024	$12,573	$12,323	$12,123	$13,304	$11,221
7/31/2024	$12,652	$12,452	$12,278	$13,320	$11,483
8/31/2024	$12,734	$12,528	$12,394	$13,331	$11,648
9/30/2024	$12,871	$12,667	$12,507	$13,352	$11,804
10/31/2024	$12,800	$12,583	$12,452	$13,367	$11,511
11/30/2024	$12,851	$12,637	$12,507	$13,360	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	6.61%	4.46%	2.54%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.03%	3.37%	2.37%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Consumer Price Index	2.75%	4.17%	2.94%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$730,460,695
# of Portfolio Holdings	623
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$2,654,895

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.64%
Basic Materials	1.94%
Communications	1.74%
Consumer Discretionary	4.56%
Consumer Non-cyclical	1.06%
Consumer Staples	6.11%
Energy	10.90%
Financial	25.95%
Government	0.96%
Industrial	2.62%
Mortgage Securities	13.82%
Technology	1.37%
Utilities	5.03%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LIFFX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-3331-F

01/25

Class F3

LIFOX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$51	0.49%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.90%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 6.03% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. Additionally, the Fund maintains an allocation to CPI Swaps designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance.

Top detractors from performance: The Fund’s duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price IndexFootnote Reference*	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,006	$9,993	$10,020	$10,030	$10,051
5/31/2017	$9,900	$9,984	$10,047	$10,038	$10,128
6/30/2017	$9,852	$9,934	$10,054	$10,048	$10,118
7/31/2017	$9,919	$9,965	$10,094	$10,041	$10,162
8/31/2017	$9,913	$9,996	$10,114	$10,071	$10,253
9/30/2017	$9,981	$9,981	$10,115	$10,124	$10,204
10/31/2017	$10,005	$9,997	$10,124	$10,117	$10,210
11/30/2017	$10,033	$9,974	$10,103	$10,118	$10,197
12/31/2017	$10,082	$9,994	$10,113	$10,112	$10,244
1/31/2018	$10,167	$9,956	$10,096	$10,167	$10,126
2/28/2018	$10,159	$9,947	$10,073	$10,213	$10,030
3/31/2018	$10,141	$10,005	$10,075	$10,236	$10,094
4/30/2018	$10,219	$9,999	$10,084	$10,277	$10,019
5/31/2018	$10,201	$10,036	$10,122	$10,320	$10,091
6/30/2018	$10,244	$10,052	$10,122	$10,336	$10,078
7/31/2018	$10,286	$10,031	$10,146	$10,337	$10,080
8/31/2018	$10,287	$10,085	$10,188	$10,342	$10,145
9/30/2018	$10,323	$10,053	$10,195	$10,354	$10,080
10/31/2018	$10,209	$10,009	$10,197	$10,373	$10,000
11/30/2018	$10,158	$10,012	$10,206	$10,338	$10,060
12/31/2018	$9,991	$10,034	$10,277	$10,305	$10,245
1/31/2019	$10,168	$10,110	$10,350	$10,324	$10,354
2/28/2019	$10,239	$10,125	$10,386	$10,368	$10,348
3/31/2019	$10,257	$10,210	$10,467	$10,427	$10,546
4/30/2019	$10,378	$10,260	$10,501	$10,482	$10,549
5/31/2019	$10,252	$10,320	$10,560	$10,504	$10,736
6/30/2019	$10,306	$10,395	$10,635	$10,506	$10,871
7/31/2019	$10,360	$10,396	$10,647	$10,524	$10,895
8/31/2019	$10,208	$10,457	$10,728	$10,523	$11,177
9/30/2019	$10,172	$10,424	$10,741	$10,532	$11,118
10/31/2019	$10,215	$10,453	$10,788	$10,556	$11,151
11/30/2019	$10,306	$10,462	$10,798	$10,550	$11,146
12/31/2019	$10,504	$10,544	$10,835	$10,540	$11,138
1/31/2020	$10,439	$10,599	$10,897	$10,581	$11,352
2/29/2020	$10,276	$10,661	$10,960	$10,610	$11,557
3/31/2020	$8,956	$10,466	$10,654	$10,587	$11,489
4/30/2020	$9,438	$10,611	$10,907	$10,516	$11,693
5/31/2020	$9,609	$10,685	$11,032	$10,516	$11,747
6/30/2020	$9,899	$10,777	$11,121	$10,574	$11,821
7/31/2020	$10,166	$10,870	$11,177	$10,628	$11,998
8/31/2020	$10,609	$11,005	$11,205	$10,661	$11,901
9/30/2020	$10,522	$10,982	$11,204	$10,676	$11,894
10/31/2020	$10,635	$10,955	$11,224	$10,680	$11,841
11/30/2020	$10,845	$11,028	$11,262	$10,674	$11,958
12/31/2020	$11,156	$11,145	$11,286	$10,684	$11,974
1/31/2021	$11,399	$11,211	$11,293	$10,729	$11,888
2/28/2021	$11,443	$11,221	$11,297	$10,788	$11,716
3/31/2021	$11,648	$11,274	$11,288	$10,865	$11,570
4/30/2021	$11,774	$11,381	$11,311	$10,954	$11,662
5/31/2021	$11,867	$11,471	$11,336	$11,042	$11,700
6/30/2021	$11,843	$11,466	$11,326	$11,144	$11,782
7/31/2021	$11,993	$11,635	$11,346	$11,198	$11,914
8/31/2021	$12,027	$11,634	$11,350	$11,221	$11,891
9/30/2021	$12,118	$11,626	$11,347	$11,251	$11,788
10/31/2021	$12,267	$11,708	$11,310	$11,345	$11,785
11/30/2021	$12,240	$11,714	$11,293	$11,401	$11,820
12/31/2021	$12,343	$11,762	$11,285	$11,436	$11,789
1/31/2022	$12,263	$11,679	$11,201	$11,532	$11,535
2/28/2022	$12,358	$11,800	$11,114	$11,637	$11,407
3/31/2022	$12,290	$11,685	$10,929	$11,792	$11,090
4/30/2022	$12,313	$11,678	$10,849	$11,858	$10,669
5/31/2022	$12,240	$11,717	$10,912	$11,989	$10,738
6/30/2022	$11,805	$11,510	$10,819	$12,154	$10,569
7/31/2022	$12,212	$11,757	$10,901	$12,153	$10,828
8/31/2022	$12,088	$11,557	$10,839	$12,148	$10,522
9/30/2022	$11,546	$11,150	$10,682	$12,174	$10,067
10/31/2022	$11,754	$11,266	$10,659	$12,224	$9,937
11/30/2022	$11,844	$11,331	$10,800	$12,211	$10,302
12/31/2022	$11,789	$11,296	$10,834	$12,174	$10,256
1/31/2023	$11,944	$11,377	$10,947	$12,271	$10,571
2/28/2023	$11,930	$11,307	$10,879	$12,340	$10,298
3/31/2023	$12,105	$11,552	$10,975	$12,381	$10,559
4/30/2023	$12,088	$11,577	$11,042	$12,443	$10,623
5/31/2023	$11,986	$11,477	$11,023	$12,475	$10,508
6/30/2023	$11,978	$11,440	$11,009	$12,515	$10,470
7/31/2023	$12,094	$11,499	$11,084	$12,539	$10,463
8/31/2023	$12,014	$11,503	$11,118	$12,594	$10,396
9/30/2023	$11,962	$11,467	$11,111	$12,625	$10,132
10/31/2023	$11,973	$11,508	$11,137	$12,620	$9,972
11/30/2023	$12,102	$11,645	$11,300	$12,594	$10,424
12/31/2023	$12,293	$11,798	$11,450	$12,582	$10,823
1/31/2024	$12,371	$11,844	$11,510	$12,651	$10,793
2/29/2024	$12,361	$11,795	$11,488	$12,729	$10,640
3/31/2024	$12,460	$11,871	$11,548	$12,811	$10,739
4/30/2024	$12,443	$11,832	$11,526	$12,861	$10,467
5/31/2024	$12,577	$11,958	$11,620	$12,882	$10,645
6/30/2024	$12,637	$12,040	$11,678	$12,887	$10,746
7/31/2024	$12,718	$12,166	$11,827	$12,902	$10,997
8/31/2024	$12,803	$12,240	$11,939	$12,912	$11,155
9/30/2024	$12,943	$12,376	$12,048	$12,933	$11,304
10/31/2024	$12,883	$12,294	$11,995	$12,947	$11,024
11/30/2024	$12,937	$12,347	$12,047	$12,941	$11,140

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	6.90%	4.65%	3.42%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.03%	3.37%	2.79%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.46%
Consumer Price IndexFootnote Reference*	2.75%	4.17%	2.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference**	6.88%	(0.01%)	1.42%
Footnote	Description
Footnote*	Class F3 shares commenced operations on 4/4/2017. Performance for Consumer Price Index is from 3/31/2017.
Footnote**	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$730,460,695
# of Portfolio Holdings	623
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$2,654,895

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.64%
Basic Materials	1.94%
Communications	1.74%
Consumer Discretionary	4.56%
Consumer Non-cyclical	1.06%
Consumer Staples	6.11%
Energy	10.90%
Financial	25.95%
Government	0.96%
Industrial	2.62%
Mortgage Securities	13.82%
Technology	1.37%
Utilities	5.03%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LIFOX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8974-F3

01/25

Class I

LIFIX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.58%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.72%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 6.03% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. Additionally, the Fund maintains an allocation to CPI Swaps designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance.

Top detractors from performance: The Fund’s duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,735	$9,853	$9,961	$9,943	$10,009
1/31/2015	$9,687	$9,964	$10,015	$9,897	$10,219
2/28/2015	$9,849	$9,934	$10,024	$9,939	$10,123
3/31/2015	$9,723	$9,897	$10,044	$9,999	$10,170
4/30/2015	$9,857	$9,975	$10,061	$10,019	$10,134
5/31/2015	$9,829	$9,967	$10,072	$10,070	$10,109
6/30/2015	$9,895	$9,960	$10,057	$10,105	$9,999
7/31/2015	$9,745	$9,927	$10,063	$10,106	$10,069
8/31/2015	$9,658	$9,899	$10,047	$10,092	$10,054
9/30/2015	$9,437	$9,889	$10,075	$10,076	$10,122
10/31/2015	$9,555	$9,887	$10,094	$10,072	$10,124
11/30/2015	$9,606	$9,867	$10,087	$10,050	$10,097
12/31/2015	$9,538	$9,839	$10,062	$10,016	$10,064
1/31/2016	$9,301	$9,909	$10,089	$10,033	$10,203
2/29/2016	$9,225	$9,935	$10,099	$10,041	$10,275
3/31/2016	$9,457	$10,050	$10,184	$10,084	$10,370
4/30/2016	$9,576	$10,055	$10,226	$10,132	$10,409
5/31/2016	$9,507	$10,035	$10,228	$10,173	$10,412
6/30/2016	$9,401	$10,146	$10,290	$10,207	$10,599
7/31/2016	$9,440	$10,136	$10,313	$10,191	$10,666
8/31/2016	$9,503	$10,101	$10,317	$10,199	$10,654
9/30/2016	$9,644	$10,174	$10,324	$10,224	$10,648
10/31/2016	$9,811	$10,179	$10,329	$10,236	$10,566
11/30/2016	$9,989	$10,115	$10,286	$10,220	$10,316
12/31/2016	$10,039	$10,147	$10,302	$10,224	$10,331
1/31/2017	$10,104	$10,202	$10,332	$10,283	$10,351
2/28/2017	$10,102	$10,211	$10,367	$10,315	$10,421
3/31/2017	$10,117	$10,227	$10,375	$10,324	$10,415
4/30/2017	$10,110	$10,228	$10,401	$10,354	$10,496
5/31/2017	$10,010	$10,219	$10,430	$10,363	$10,576
6/30/2017	$9,960	$10,168	$10,437	$10,373	$10,566
7/31/2017	$10,026	$10,200	$10,479	$10,366	$10,611
8/31/2017	$10,010	$10,231	$10,500	$10,397	$10,706
9/30/2017	$10,086	$10,216	$10,501	$10,452	$10,655
10/31/2017	$10,109	$10,232	$10,510	$10,445	$10,662
11/30/2017	$10,136	$10,208	$10,488	$10,445	$10,648
12/31/2017	$10,185	$10,229	$10,499	$10,439	$10,697
1/31/2018	$10,269	$10,190	$10,481	$10,496	$10,574
2/28/2018	$10,259	$10,181	$10,457	$10,544	$10,473
3/31/2018	$10,240	$10,240	$10,459	$10,567	$10,540
4/30/2018	$10,318	$10,234	$10,469	$10,610	$10,462
5/31/2018	$10,300	$10,272	$10,508	$10,654	$10,537
6/30/2018	$10,343	$10,289	$10,508	$10,671	$10,524
7/31/2018	$10,384	$10,267	$10,532	$10,672	$10,526
8/31/2018	$10,385	$10,323	$10,576	$10,678	$10,594
9/30/2018	$10,421	$10,290	$10,584	$10,690	$10,526
10/31/2018	$10,306	$10,244	$10,586	$10,709	$10,443
11/30/2018	$10,253	$10,248	$10,595	$10,673	$10,505
12/31/2018	$10,075	$10,270	$10,669	$10,639	$10,698
1/31/2019	$10,262	$10,348	$10,744	$10,659	$10,812
2/28/2019	$10,333	$10,364	$10,782	$10,704	$10,805
3/31/2019	$10,351	$10,450	$10,866	$10,764	$11,013
4/30/2019	$10,472	$10,501	$10,901	$10,822	$11,016
5/31/2019	$10,344	$10,562	$10,962	$10,844	$11,211
6/30/2019	$10,390	$10,640	$11,040	$10,846	$11,352
7/31/2019	$10,452	$10,640	$11,053	$10,865	$11,377
8/31/2019	$10,290	$10,703	$11,137	$10,864	$11,672
9/30/2019	$10,262	$10,669	$11,150	$10,873	$11,610
10/31/2019	$10,304	$10,699	$11,199	$10,898	$11,645
11/30/2019	$10,395	$10,708	$11,209	$10,892	$11,639
12/31/2019	$10,595	$10,792	$11,248	$10,882	$11,630
1/31/2020	$10,519	$10,849	$11,313	$10,924	$11,854
2/29/2020	$10,355	$10,911	$11,378	$10,954	$12,068
3/31/2020	$9,033	$10,713	$11,060	$10,930	$11,997
4/30/2020	$9,518	$10,861	$11,322	$10,857	$12,210
5/31/2020	$9,690	$10,937	$11,453	$10,857	$12,267
6/30/2020	$9,980	$11,030	$11,545	$10,917	$12,344
7/31/2020	$10,249	$11,126	$11,603	$10,972	$12,528
8/31/2020	$10,686	$11,264	$11,632	$11,007	$12,427
9/30/2020	$10,608	$11,241	$11,631	$11,022	$12,420
10/31/2020	$10,720	$11,213	$11,652	$11,026	$12,365
11/30/2020	$10,923	$11,287	$11,691	$11,020	$12,486
12/31/2020	$11,235	$11,408	$11,716	$11,030	$12,504
1/31/2021	$11,479	$11,475	$11,723	$11,077	$12,414
2/28/2021	$11,524	$11,485	$11,728	$11,137	$12,235
3/31/2021	$11,720	$11,539	$11,718	$11,217	$12,082
4/30/2021	$11,847	$11,649	$11,743	$11,308	$12,177
5/31/2021	$11,940	$11,740	$11,768	$11,400	$12,217
6/30/2021	$11,916	$11,736	$11,758	$11,505	$12,303
7/31/2021	$12,067	$11,909	$11,778	$11,560	$12,440
8/31/2021	$12,101	$11,908	$11,783	$11,585	$12,417
9/30/2021	$12,192	$11,899	$11,780	$11,616	$12,309
10/31/2021	$12,341	$11,983	$11,741	$11,712	$12,306
11/30/2021	$12,313	$11,990	$11,723	$11,770	$12,342
12/31/2021	$12,407	$12,038	$11,715	$11,806	$12,311
1/31/2022	$12,336	$11,954	$11,627	$11,906	$12,045
2/28/2022	$12,422	$12,078	$11,538	$12,014	$11,911
3/31/2022	$12,362	$11,960	$11,346	$12,174	$11,580
4/30/2022	$12,375	$11,952	$11,263	$12,243	$11,141
5/31/2022	$12,300	$11,993	$11,328	$12,378	$11,213
6/30/2022	$11,871	$11,781	$11,231	$12,548	$11,037
7/31/2022	$12,270	$12,033	$11,316	$12,546	$11,306
8/31/2022	$12,144	$11,829	$11,252	$12,542	$10,987
9/30/2022	$11,608	$11,413	$11,089	$12,569	$10,512
10/31/2022	$11,816	$11,531	$11,065	$12,620	$10,376
11/30/2022	$11,905	$11,598	$11,212	$12,607	$10,758
12/31/2022	$11,839	$11,562	$11,247	$12,568	$10,709
1/31/2023	$12,003	$11,645	$11,365	$12,669	$11,039
2/28/2023	$11,978	$11,573	$11,294	$12,739	$10,753
3/31/2023	$12,154	$11,824	$11,394	$12,782	$11,026
4/30/2023	$12,146	$11,850	$11,463	$12,846	$11,093
5/31/2023	$12,032	$11,747	$11,443	$12,879	$10,972
6/30/2023	$12,034	$11,709	$11,428	$12,920	$10,933
7/31/2023	$12,140	$11,770	$11,507	$12,945	$10,926
8/31/2023	$12,069	$11,774	$11,542	$13,001	$10,856
9/30/2023	$12,007	$11,737	$11,535	$13,034	$10,580
10/31/2023	$12,027	$11,779	$11,561	$13,029	$10,413
11/30/2023	$12,157	$11,919	$11,730	$13,002	$10,884
12/31/2023	$12,338	$12,076	$11,886	$12,990	$11,301
1/31/2024	$12,415	$12,122	$11,949	$13,060	$11,270
2/29/2024	$12,403	$12,073	$11,926	$13,141	$11,111
3/31/2024	$12,502	$12,151	$11,988	$13,226	$11,213
4/30/2024	$12,495	$12,111	$11,965	$13,278	$10,930
5/31/2024	$12,617	$12,240	$12,063	$13,300	$11,116
6/30/2024	$12,677	$12,323	$12,123	$13,304	$11,221
7/31/2024	$12,769	$12,452	$12,278	$13,320	$11,483
8/31/2024	$12,853	$12,528	$12,394	$13,331	$11,648
9/30/2024	$12,993	$12,667	$12,507	$13,352	$11,804
10/31/2024	$12,921	$12,583	$12,452	$13,367	$11,511
11/30/2024	$12,974	$12,637	$12,507	$13,360	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	6.72%	4.53%	2.64%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.03%	3.37%	2.37%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Consumer Price Index	2.75%	4.17%	2.94%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$730,460,695
# of Portfolio Holdings	623
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$2,654,895

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.64%
Basic Materials	1.94%
Communications	1.74%
Consumer Discretionary	4.56%
Consumer Non-cyclical	1.06%
Consumer Staples	6.11%
Energy	10.90%
Financial	25.95%
Government	0.96%
Industrial	2.62%
Mortgage Securities	13.82%
Technology	1.37%
Utilities	5.03%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LIFIX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-3332-I

01/25

Class R2

LIFQX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$121	1.17%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.10%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 6.03% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. Additionally, the Fund maintains an allocation to CPI Swaps designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance.

Top detractors from performance: The Fund’s duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,730	$9,853	$9,961	$9,943	$10,009
1/31/2015	$9,677	$9,964	$10,015	$9,897	$10,219
2/28/2015	$9,835	$9,934	$10,024	$9,939	$10,123
3/31/2015	$9,704	$9,897	$10,044	$9,999	$10,170
4/30/2015	$9,833	$9,975	$10,061	$10,019	$10,134
5/31/2015	$9,800	$9,967	$10,072	$10,070	$10,109
6/30/2015	$9,861	$9,960	$10,057	$10,105	$9,999
7/31/2015	$9,706	$9,927	$10,063	$10,106	$10,069
8/31/2015	$9,614	$9,899	$10,047	$10,092	$10,054
9/30/2015	$9,389	$9,889	$10,075	$10,076	$10,122
10/31/2015	$9,502	$9,887	$10,094	$10,072	$10,124
11/30/2015	$9,549	$9,867	$10,087	$10,050	$10,097
12/31/2015	$9,476	$9,839	$10,062	$10,016	$10,064
1/31/2016	$9,235	$9,909	$10,089	$10,033	$10,203
2/29/2016	$9,163	$9,935	$10,099	$10,041	$10,275
3/31/2016	$9,382	$10,050	$10,184	$10,084	$10,370
4/30/2016	$9,495	$10,055	$10,226	$10,132	$10,409
5/31/2016	$9,422	$10,035	$10,228	$10,173	$10,412
6/30/2016	$9,312	$10,146	$10,290	$10,207	$10,599
7/31/2016	$9,354	$10,136	$10,313	$10,191	$10,666
8/31/2016	$9,404	$10,101	$10,317	$10,199	$10,654
9/30/2016	$9,539	$10,174	$10,324	$10,224	$10,648
10/31/2016	$9,699	$10,179	$10,329	$10,236	$10,566
11/30/2016	$9,862	$10,115	$10,286	$10,220	$10,316
12/31/2016	$9,908	$10,147	$10,302	$10,224	$10,331
1/31/2017	$9,974	$10,202	$10,332	$10,283	$10,351
2/28/2017	$9,960	$10,211	$10,367	$10,315	$10,421
3/31/2017	$9,970	$10,227	$10,375	$10,324	$10,415
4/30/2017	$9,966	$10,228	$10,401	$10,354	$10,496
5/31/2017	$9,854	$10,219	$10,430	$10,363	$10,576
6/30/2017	$9,808	$10,168	$10,437	$10,373	$10,566
7/31/2017	$9,868	$10,200	$10,479	$10,366	$10,611
8/31/2017	$9,847	$10,231	$10,500	$10,397	$10,706
9/30/2017	$9,909	$10,216	$10,501	$10,452	$10,655
10/31/2017	$9,927	$10,232	$10,510	$10,445	$10,662
11/30/2017	$9,948	$10,208	$10,488	$10,445	$10,648
12/31/2017	$9,999	$10,229	$10,499	$10,439	$10,697
1/31/2018	$10,068	$10,190	$10,481	$10,496	$10,574
2/28/2018	$10,055	$10,181	$10,457	$10,544	$10,473
3/31/2018	$10,030	$10,240	$10,459	$10,567	$10,540
4/30/2018	$10,111	$10,234	$10,469	$10,610	$10,462
5/31/2018	$10,078	$10,272	$10,508	$10,654	$10,537
6/30/2018	$10,116	$10,289	$10,508	$10,671	$10,524
7/31/2018	$10,160	$10,267	$10,532	$10,672	$10,526
8/31/2018	$10,156	$10,323	$10,576	$10,678	$10,594
9/30/2018	$10,177	$10,290	$10,584	$10,690	$10,526
10/31/2018	$10,059	$10,244	$10,586	$10,709	$10,443
11/30/2018	$10,011	$10,248	$10,595	$10,673	$10,505
12/31/2018	$9,833	$10,270	$10,669	$10,639	$10,698
1/31/2019	$10,001	$10,348	$10,744	$10,659	$10,812
2/28/2019	$10,074	$10,364	$10,782	$10,704	$10,805
3/31/2019	$10,087	$10,450	$10,866	$10,764	$11,013
4/30/2019	$10,191	$10,501	$10,901	$10,822	$11,016
5/31/2019	$10,071	$10,562	$10,962	$10,844	$11,211
6/30/2019	$10,110	$10,640	$11,040	$10,846	$11,352
7/31/2019	$10,165	$10,640	$11,053	$10,865	$11,377
8/31/2019	$9,993	$10,703	$11,137	$10,864	$11,672
9/30/2019	$9,961	$10,669	$11,150	$10,873	$11,610
10/31/2019	$9,997	$10,699	$11,199	$10,898	$11,645
11/30/2019	$10,081	$10,708	$11,209	$10,892	$11,639
12/31/2019	$10,269	$10,792	$11,248	$10,882	$11,630
1/31/2020	$10,198	$10,849	$11,313	$10,924	$11,854
2/29/2020	$10,034	$10,911	$11,378	$10,954	$12,068
3/31/2020	$8,739	$10,713	$11,060	$10,930	$11,997
4/30/2020	$9,204	$10,861	$11,322	$10,857	$12,210
5/31/2020	$9,360	$10,937	$11,453	$10,857	$12,267
6/30/2020	$9,636	$11,030	$11,545	$10,917	$12,344
7/31/2020	$9,891	$11,126	$11,603	$10,972	$12,528
8/31/2020	$10,308	$11,264	$11,632	$11,007	$12,427
9/30/2020	$10,219	$11,241	$11,631	$11,022	$12,420
10/31/2020	$10,321	$11,213	$11,652	$11,026	$12,365
11/30/2020	$10,512	$11,287	$11,691	$11,020	$12,486
12/31/2020	$10,826	$11,408	$11,716	$11,030	$12,504
1/31/2021	$11,047	$11,475	$11,723	$11,077	$12,414
2/28/2021	$11,085	$11,485	$11,728	$11,137	$12,235
3/31/2021	$11,269	$11,539	$11,718	$11,217	$12,082
4/30/2021	$11,386	$11,649	$11,743	$11,308	$12,177
5/31/2021	$11,470	$11,740	$11,768	$11,400	$12,217
6/30/2021	$11,441	$11,736	$11,758	$11,505	$12,303
7/31/2021	$11,581	$11,909	$11,778	$11,560	$12,440
8/31/2021	$11,608	$11,908	$11,783	$11,585	$12,417
9/30/2021	$11,690	$11,899	$11,780	$11,616	$12,309
10/31/2021	$11,827	$11,983	$11,741	$11,712	$12,306
11/30/2021	$11,769	$11,990	$11,723	$11,770	$12,342
12/31/2021	$11,853	$12,038	$11,715	$11,806	$12,311
1/31/2022	$11,778	$11,954	$11,627	$11,906	$12,045
2/28/2022	$11,855	$12,078	$11,538	$12,014	$11,911
3/31/2022	$11,792	$11,960	$11,346	$12,174	$11,580
4/30/2022	$11,798	$11,952	$11,263	$12,243	$11,141
5/31/2022	$11,730	$11,993	$11,328	$12,378	$11,213
6/30/2022	$11,304	$11,781	$11,231	$12,548	$11,037
7/31/2022	$11,680	$12,033	$11,316	$12,546	$11,306
8/31/2022	$11,563	$11,829	$11,252	$12,542	$10,987
9/30/2022	$11,044	$11,413	$11,089	$12,569	$10,512
10/31/2022	$11,237	$11,531	$11,065	$12,620	$10,376
11/30/2022	$11,308	$11,598	$11,212	$12,607	$10,758
12/31/2022	$11,248	$11,562	$11,247	$12,568	$10,709
1/31/2023	$11,389	$11,645	$11,365	$12,669	$11,039
2/28/2023	$11,370	$11,573	$11,294	$12,739	$10,753
3/31/2023	$11,531	$11,824	$11,394	$12,782	$11,026
4/30/2023	$11,508	$11,850	$11,463	$12,846	$11,093
5/31/2023	$11,404	$11,747	$11,443	$12,879	$10,972
6/30/2023	$11,399	$11,709	$11,428	$12,920	$10,933
7/31/2023	$11,494	$11,770	$11,507	$12,945	$10,926
8/31/2023	$11,421	$11,774	$11,542	$13,001	$10,856
9/30/2023	$11,356	$11,737	$11,535	$13,034	$10,580
10/31/2023	$11,370	$11,779	$11,561	$13,029	$10,413
11/30/2023	$11,487	$11,919	$11,730	$13,002	$10,884
12/31/2023	$11,652	$12,076	$11,886	$12,990	$11,301
1/31/2024	$11,719	$12,122	$11,949	$13,060	$11,270
2/29/2024	$11,702	$12,073	$11,926	$13,141	$11,111
3/31/2024	$11,790	$12,151	$11,988	$13,226	$11,213
4/30/2024	$11,767	$12,111	$11,965	$13,278	$10,930
5/31/2024	$11,887	$12,240	$12,063	$13,300	$11,116
6/30/2024	$11,938	$12,323	$12,123	$13,304	$11,221
7/31/2024	$12,008	$12,452	$12,278	$13,320	$11,483
8/31/2024	$12,081	$12,528	$12,394	$13,331	$11,648
9/30/2024	$12,217	$12,667	$12,507	$13,352	$11,804
10/31/2024	$12,143	$12,583	$12,452	$13,367	$11,511
11/30/2024	$12,187	$12,637	$12,507	$13,360	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	6.10%	3.87%	2.00%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.03%	3.37%	2.37%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Consumer Price Index	2.75%	4.17%	2.94%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$730,460,695
# of Portfolio Holdings	623
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$2,654,895

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.64%
Basic Materials	1.94%
Communications	1.74%
Consumer Discretionary	4.56%
Consumer Non-cyclical	1.06%
Consumer Staples	6.11%
Energy	10.90%
Financial	25.95%
Government	0.96%
Industrial	2.62%
Mortgage Securities	13.82%
Technology	1.37%
Utilities	5.03%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LIFQX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-3333-R2

01/25

Class R3

LIFRX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$111	1.08%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.19%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 6.03% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. Additionally, the Fund maintains an allocation to CPI Swaps designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance.

Top detractors from performance: The Fund’s duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,724	$9,853	$9,961	$9,943	$10,009
1/31/2015	$9,671	$9,964	$10,015	$9,897	$10,219
2/28/2015	$9,837	$9,934	$10,024	$9,939	$10,123
3/31/2015	$9,700	$9,897	$10,044	$9,999	$10,170
4/30/2015	$9,837	$9,975	$10,061	$10,019	$10,134
5/31/2015	$9,798	$9,967	$10,072	$10,070	$10,109
6/30/2015	$9,859	$9,960	$10,057	$10,105	$9,999
7/31/2015	$9,713	$9,927	$10,063	$10,106	$10,069
8/31/2015	$9,622	$9,899	$10,047	$10,092	$10,054
9/30/2015	$9,398	$9,889	$10,075	$10,076	$10,122
10/31/2015	$9,512	$9,887	$10,094	$10,072	$10,124
11/30/2015	$9,559	$9,867	$10,087	$10,050	$10,097
12/31/2015	$9,480	$9,839	$10,062	$10,016	$10,064
1/31/2016	$9,247	$9,909	$10,089	$10,033	$10,203
2/29/2016	$9,168	$9,935	$10,099	$10,041	$10,275
3/31/2016	$9,387	$10,050	$10,184	$10,084	$10,370
4/30/2016	$9,510	$10,055	$10,226	$10,132	$10,409
5/31/2016	$9,429	$10,035	$10,228	$10,173	$10,412
6/30/2016	$9,328	$10,146	$10,290	$10,207	$10,599
7/31/2016	$9,363	$10,136	$10,313	$10,191	$10,666
8/31/2016	$9,421	$10,101	$10,317	$10,199	$10,654
9/30/2016	$9,549	$10,174	$10,324	$10,224	$10,648
10/31/2016	$9,711	$10,179	$10,329	$10,236	$10,566
11/30/2016	$9,883	$10,115	$10,286	$10,220	$10,316
12/31/2016	$9,929	$10,147	$10,302	$10,224	$10,331
1/31/2017	$9,989	$10,202	$10,332	$10,283	$10,351
2/28/2017	$9,984	$10,211	$10,367	$10,315	$10,421
3/31/2017	$9,994	$10,227	$10,375	$10,324	$10,415
4/30/2017	$9,983	$10,228	$10,401	$10,354	$10,496
5/31/2017	$9,880	$10,219	$10,430	$10,363	$10,576
6/30/2017	$9,826	$10,168	$10,437	$10,373	$10,566
7/31/2017	$9,887	$10,200	$10,479	$10,366	$10,611
8/31/2017	$9,876	$10,231	$10,500	$10,397	$10,706
9/30/2017	$9,939	$10,216	$10,501	$10,452	$10,655
10/31/2017	$9,957	$10,232	$10,510	$10,445	$10,662
11/30/2017	$9,979	$10,208	$10,488	$10,445	$10,648
12/31/2017	$10,032	$10,229	$10,499	$10,439	$10,697
1/31/2018	$10,102	$10,190	$10,481	$10,496	$10,574
2/28/2018	$10,088	$10,181	$10,457	$10,544	$10,473
3/31/2018	$10,065	$10,240	$10,459	$10,567	$10,540
4/30/2018	$10,147	$10,234	$10,469	$10,610	$10,462
5/31/2018	$10,115	$10,272	$10,508	$10,654	$10,537
6/30/2018	$10,154	$10,289	$10,508	$10,671	$10,524
7/31/2018	$10,190	$10,267	$10,532	$10,672	$10,526
8/31/2018	$10,187	$10,323	$10,576	$10,678	$10,594
9/30/2018	$10,218	$10,290	$10,584	$10,690	$10,526
10/31/2018	$10,101	$10,244	$10,586	$10,709	$10,443
11/30/2018	$10,053	$10,248	$10,595	$10,673	$10,505
12/31/2018	$9,875	$10,270	$10,669	$10,639	$10,698
1/31/2019	$10,045	$10,348	$10,744	$10,659	$10,812
2/28/2019	$10,119	$10,364	$10,782	$10,704	$10,805
3/31/2019	$10,132	$10,450	$10,866	$10,764	$11,013
4/30/2019	$10,238	$10,501	$10,901	$10,822	$11,016
5/31/2019	$10,117	$10,562	$10,962	$10,844	$11,211
6/30/2019	$10,158	$10,640	$11,040	$10,846	$11,352
7/31/2019	$10,215	$10,640	$11,053	$10,865	$11,377
8/31/2019	$10,052	$10,703	$11,137	$10,864	$11,672
9/30/2019	$10,011	$10,669	$11,150	$10,873	$11,610
10/31/2019	$10,049	$10,699	$11,199	$10,898	$11,645
11/30/2019	$10,133	$10,708	$11,209	$10,892	$11,639
12/31/2019	$10,333	$10,792	$11,248	$10,882	$11,630
1/31/2020	$10,254	$10,849	$11,313	$10,924	$11,854
2/29/2020	$10,090	$10,911	$11,378	$10,954	$12,068
3/31/2020	$8,789	$10,713	$11,060	$10,930	$11,997
4/30/2020	$9,258	$10,861	$11,322	$10,857	$12,210
5/31/2020	$9,430	$10,937	$11,453	$10,857	$12,267
6/30/2020	$9,710	$11,030	$11,545	$10,917	$12,344
7/31/2020	$9,967	$11,126	$11,603	$10,972	$12,528
8/31/2020	$10,387	$11,264	$11,632	$11,007	$12,427
9/30/2020	$10,298	$11,241	$11,631	$11,022	$12,420
10/31/2020	$10,403	$11,213	$11,652	$11,026	$12,365
11/30/2020	$10,605	$11,287	$11,691	$11,020	$12,486
12/31/2020	$10,903	$11,408	$11,716	$11,030	$12,504
1/31/2021	$11,135	$11,475	$11,723	$11,077	$12,414
2/28/2021	$11,165	$11,485	$11,728	$11,137	$12,235
3/31/2021	$11,351	$11,539	$11,718	$11,217	$12,082
4/30/2021	$11,469	$11,649	$11,743	$11,308	$12,177
5/31/2021	$11,555	$11,740	$11,768	$11,400	$12,217
6/30/2021	$11,526	$11,736	$11,758	$11,505	$12,303
7/31/2021	$11,667	$11,909	$11,778	$11,560	$12,440
8/31/2021	$11,695	$11,908	$11,783	$11,585	$12,417
9/30/2021	$11,778	$11,899	$11,780	$11,616	$12,309
10/31/2021	$11,917	$11,983	$11,741	$11,712	$12,306
11/30/2021	$11,895	$11,990	$11,723	$11,770	$12,342
12/31/2021	$11,981	$12,038	$11,715	$11,806	$12,311
1/31/2022	$11,897	$11,954	$11,627	$11,906	$12,045
2/28/2022	$11,986	$12,078	$11,538	$12,014	$11,911
3/31/2022	$11,914	$11,960	$11,346	$12,174	$11,580
4/30/2022	$11,930	$11,952	$11,263	$12,243	$11,141
5/31/2022	$11,853	$11,993	$11,328	$12,378	$11,213
6/30/2022	$11,426	$11,781	$11,231	$12,548	$11,037
7/31/2022	$11,814	$12,033	$11,316	$12,546	$11,306
8/31/2022	$11,688	$11,829	$11,252	$12,542	$10,987
9/30/2022	$11,167	$11,413	$11,089	$12,569	$10,512
10/31/2022	$11,353	$11,531	$11,065	$12,620	$10,376
11/30/2022	$11,434	$11,598	$11,212	$12,607	$10,758
12/31/2022	$11,375	$11,562	$11,247	$12,568	$10,709
1/31/2023	$11,529	$11,645	$11,365	$12,669	$11,039
2/28/2023	$11,500	$11,573	$11,294	$12,739	$10,753
3/31/2023	$11,664	$11,824	$11,394	$12,782	$11,026
4/30/2023	$11,642	$11,850	$11,463	$12,846	$11,093
5/31/2023	$11,538	$11,747	$11,443	$12,879	$10,972
6/30/2023	$11,525	$11,709	$11,428	$12,920	$10,933
7/31/2023	$11,631	$11,770	$11,507	$12,945	$10,926
8/31/2023	$11,548	$11,774	$11,542	$13,001	$10,856
9/30/2023	$11,494	$11,737	$11,535	$13,034	$10,580
10/31/2023	$11,509	$11,779	$11,561	$13,029	$10,413
11/30/2023	$11,628	$11,919	$11,730	$13,002	$10,884
12/31/2023	$11,796	$12,076	$11,886	$12,990	$11,301
1/31/2024	$11,865	$12,122	$11,949	$13,060	$11,270
2/29/2024	$11,859	$12,073	$11,926	$13,141	$11,111
3/31/2024	$11,939	$12,151	$11,988	$13,226	$11,213
4/30/2024	$11,927	$12,111	$11,965	$13,278	$10,930
5/31/2024	$12,048	$12,240	$12,063	$13,300	$11,116
6/30/2024	$12,101	$12,323	$12,123	$13,304	$11,221
7/31/2024	$12,173	$12,452	$12,278	$13,320	$11,483
8/31/2024	$12,248	$12,528	$12,394	$13,331	$11,648
9/30/2024	$12,376	$12,667	$12,507	$13,352	$11,804
10/31/2024	$12,303	$12,583	$12,452	$13,367	$11,511
11/30/2024	$12,348	$12,637	$12,507	$13,360	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	6.19%	4.03%	2.13%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.03%	3.37%	2.37%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Consumer Price Index	2.75%	4.17%	2.94%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$730,460,695
# of Portfolio Holdings	623
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$2,654,895

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.64%
Basic Materials	1.94%
Communications	1.74%
Consumer Discretionary	4.56%
Consumer Non-cyclical	1.06%
Consumer Staples	6.11%
Energy	10.90%
Financial	25.95%
Government	0.96%
Industrial	2.62%
Mortgage Securities	13.82%
Technology	1.37%
Utilities	5.03%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LIFRX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-3334-R3

01/25

Class R4

LIFKX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$85	0.82%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.46%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 6.03% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. Additionally, the Fund maintains an allocation to CPI Swaps designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance.

Top detractors from performance: The Fund’s duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,846	$9,967	$10,006	$10,000	$10,070
8/31/2015	$9,756	$9,939	$9,990	$9,987	$10,055
9/30/2015	$9,530	$9,929	$10,018	$9,971	$10,123
10/31/2015	$9,656	$9,927	$10,037	$9,966	$10,125
11/30/2015	$9,698	$9,907	$10,030	$9,946	$10,098
12/31/2015	$9,627	$9,879	$10,005	$9,912	$10,065
1/31/2016	$9,385	$9,949	$10,032	$9,928	$10,204
2/29/2016	$9,314	$9,975	$10,042	$9,936	$10,276
3/31/2016	$9,539	$10,091	$10,127	$9,979	$10,371
4/30/2016	$9,657	$10,095	$10,168	$10,026	$10,410
5/31/2016	$9,585	$10,075	$10,170	$10,067	$10,413
6/30/2016	$9,476	$10,187	$10,232	$10,101	$10,600
7/31/2016	$9,514	$10,177	$10,255	$10,084	$10,667
8/31/2016	$9,575	$10,141	$10,258	$10,093	$10,655
9/30/2016	$9,707	$10,215	$10,266	$10,117	$10,649
10/31/2016	$9,872	$10,220	$10,271	$10,129	$10,567
11/30/2016	$10,049	$10,156	$10,228	$10,114	$10,317
12/31/2016	$10,106	$10,188	$10,244	$10,117	$10,332
1/31/2017	$10,169	$10,243	$10,274	$10,176	$10,352
2/28/2017	$10,165	$10,252	$10,308	$10,208	$10,422
3/31/2017	$10,170	$10,268	$10,316	$10,216	$10,416
4/30/2017	$10,169	$10,269	$10,343	$10,246	$10,497
5/31/2017	$10,058	$10,260	$10,371	$10,255	$10,577
6/30/2017	$10,014	$10,208	$10,378	$10,265	$10,567
7/31/2017	$10,078	$10,241	$10,419	$10,258	$10,612
8/31/2017	$10,060	$10,272	$10,441	$10,288	$10,707
9/30/2017	$10,126	$10,257	$10,442	$10,343	$10,656
10/31/2017	$10,156	$10,274	$10,451	$10,336	$10,663
11/30/2017	$10,172	$10,249	$10,428	$10,336	$10,649
12/31/2017	$10,227	$10,270	$10,440	$10,330	$10,698
1/31/2018	$10,301	$10,231	$10,421	$10,387	$10,575
2/28/2018	$10,290	$10,222	$10,398	$10,434	$10,474
3/31/2018	$10,268	$10,282	$10,400	$10,457	$10,542
4/30/2018	$10,353	$10,275	$10,410	$10,499	$10,463
5/31/2018	$10,324	$10,314	$10,449	$10,543	$10,538
6/30/2018	$10,373	$10,330	$10,449	$10,559	$10,525
7/31/2018	$10,413	$10,309	$10,473	$10,560	$10,527
8/31/2018	$10,412	$10,364	$10,516	$10,566	$10,595
9/30/2018	$10,446	$10,331	$10,524	$10,578	$10,527
10/31/2018	$10,319	$10,285	$10,526	$10,597	$10,444
11/30/2018	$10,273	$10,289	$10,535	$10,562	$10,506
12/31/2018	$10,093	$10,312	$10,609	$10,528	$10,699
1/31/2019	$10,268	$10,390	$10,684	$10,548	$10,813
2/28/2019	$10,347	$10,405	$10,721	$10,593	$10,806
3/31/2019	$10,363	$10,492	$10,805	$10,652	$11,014
4/30/2019	$10,473	$10,543	$10,840	$10,709	$11,017
5/31/2019	$10,352	$10,605	$10,900	$10,731	$11,212
6/30/2019	$10,395	$10,682	$10,978	$10,733	$11,353
7/31/2019	$10,456	$10,683	$10,991	$10,751	$11,378
8/31/2019	$10,291	$10,746	$11,074	$10,751	$11,673
9/30/2019	$10,252	$10,712	$11,087	$10,759	$11,611
10/31/2019	$10,292	$10,742	$11,136	$10,784	$11,646
11/30/2019	$10,381	$10,751	$11,146	$10,778	$11,640
12/31/2019	$10,587	$10,835	$11,185	$10,768	$11,632
1/31/2020	$10,509	$10,892	$11,249	$10,810	$11,855
2/29/2020	$10,343	$10,955	$11,314	$10,840	$12,069
3/31/2020	$9,021	$10,756	$10,997	$10,816	$11,998
4/30/2020	$9,494	$10,905	$11,258	$10,744	$12,211
5/31/2020	$9,673	$10,981	$11,388	$10,744	$12,268
6/30/2020	$9,961	$11,075	$11,480	$10,803	$12,345
7/31/2020	$10,227	$11,170	$11,537	$10,857	$12,530
8/31/2020	$10,660	$11,309	$11,566	$10,892	$12,428
9/30/2020	$10,571	$11,286	$11,565	$10,907	$12,422
10/31/2020	$10,681	$11,258	$11,586	$10,911	$12,366
11/30/2020	$10,890	$11,333	$11,625	$10,905	$12,488
12/31/2020	$11,199	$11,453	$11,650	$10,915	$12,505
1/31/2021	$11,440	$11,521	$11,657	$10,961	$12,415
2/28/2021	$11,473	$11,531	$11,662	$11,021	$12,236
3/31/2021	$11,676	$11,586	$11,652	$11,100	$12,083
4/30/2021	$11,800	$11,696	$11,676	$11,190	$12,178
5/31/2021	$11,890	$11,788	$11,701	$11,281	$12,218
6/30/2021	$11,854	$11,783	$11,692	$11,385	$12,304
7/31/2021	$12,002	$11,957	$11,712	$11,440	$12,442
8/31/2021	$12,034	$11,956	$11,717	$11,464	$12,418
9/30/2021	$12,132	$11,947	$11,713	$11,495	$12,310
10/31/2021	$12,277	$12,031	$11,675	$11,590	$12,307
11/30/2021	$12,247	$12,038	$11,657	$11,647	$12,344
12/31/2021	$12,338	$12,087	$11,649	$11,683	$12,312
1/31/2022	$12,264	$12,002	$11,562	$11,781	$12,047
2/28/2022	$12,348	$12,126	$11,473	$11,889	$11,912
3/31/2022	$12,286	$12,008	$11,281	$12,047	$11,581
4/30/2022	$12,295	$12,001	$11,199	$12,115	$11,142
5/31/2022	$12,219	$12,041	$11,264	$12,249	$11,214
6/30/2022	$11,781	$11,828	$11,167	$12,417	$11,038
7/31/2022	$12,184	$12,082	$11,252	$12,415	$11,307
8/31/2022	$12,056	$11,876	$11,189	$12,411	$10,988
9/30/2022	$11,522	$11,459	$11,027	$12,438	$10,513
10/31/2022	$11,725	$11,578	$11,003	$12,488	$10,377
11/30/2022	$11,812	$11,644	$11,149	$12,475	$10,759
12/31/2022	$11,743	$11,609	$11,183	$12,437	$10,710
1/31/2023	$11,904	$11,692	$11,300	$12,536	$11,040
2/28/2023	$11,877	$11,619	$11,230	$12,606	$10,754
3/31/2023	$12,048	$11,871	$11,329	$12,648	$11,027
4/30/2023	$12,038	$11,897	$11,398	$12,712	$11,094
5/31/2023	$11,923	$11,794	$11,379	$12,744	$10,973
6/30/2023	$11,912	$11,756	$11,364	$12,785	$10,934
7/31/2023	$12,025	$11,817	$11,442	$12,810	$10,927
8/31/2023	$11,952	$11,821	$11,477	$12,866	$10,857
9/30/2023	$11,888	$11,784	$11,470	$12,898	$10,581
10/31/2023	$11,906	$11,826	$11,496	$12,893	$10,414
11/30/2023	$12,032	$11,967	$11,664	$12,867	$10,886
12/31/2023	$12,208	$12,124	$11,819	$12,854	$11,302
1/31/2024	$12,282	$12,171	$11,882	$12,924	$11,271
2/29/2024	$12,268	$12,121	$11,858	$13,004	$11,112
3/31/2024	$12,363	$12,200	$11,921	$13,088	$11,215
4/30/2024	$12,343	$12,159	$11,897	$13,139	$10,931
5/31/2024	$12,471	$12,289	$11,995	$13,161	$11,117
6/30/2024	$12,528	$12,373	$12,055	$13,165	$11,222
7/31/2024	$12,616	$12,502	$12,209	$13,181	$11,484
8/31/2024	$12,697	$12,578	$12,324	$13,191	$11,649
9/30/2024	$12,832	$12,718	$12,436	$13,212	$11,805
10/31/2024	$12,759	$12,634	$12,382	$13,227	$11,512
11/30/2024	$12,809	$12,688	$12,436	$13,220	$11,634

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	6.46%	4.29%	2.66%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.03%	3.37%	2.56%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.34%
Consumer Price Index	2.75%	4.17%	3.01%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$730,460,695
# of Portfolio Holdings	623
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$2,654,895

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.64%
Basic Materials	1.94%
Communications	1.74%
Consumer Discretionary	4.56%
Consumer Non-cyclical	1.06%
Consumer Staples	6.11%
Energy	10.90%
Financial	25.95%
Government	0.96%
Industrial	2.62%
Mortgage Securities	13.82%
Technology	1.37%
Utilities	5.03%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LIFKX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8726-R4

01/25

Class R5

LIFTX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$59	0.57%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.72%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 6.03% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. Additionally, the Fund maintains an allocation to CPI Swaps designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance.

Top detractors from performance: The Fund’s duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,848	$9,967	$10,006	$10,000	$10,070
8/31/2015	$9,760	$9,939	$9,990	$9,987	$10,055
9/30/2015	$9,537	$9,929	$10,018	$9,971	$10,123
10/31/2015	$9,664	$9,927	$10,037	$9,966	$10,125
11/30/2015	$9,708	$9,907	$10,030	$9,946	$10,098
12/31/2015	$9,639	$9,879	$10,005	$9,912	$10,065
1/31/2016	$9,399	$9,949	$10,032	$9,928	$10,204
2/29/2016	$9,330	$9,975	$10,042	$9,936	$10,276
3/31/2016	$9,558	$10,091	$10,127	$9,979	$10,371
4/30/2016	$9,678	$10,095	$10,168	$10,026	$10,410
5/31/2016	$9,607	$10,075	$10,170	$10,067	$10,413
6/30/2016	$9,500	$10,187	$10,232	$10,101	$10,600
7/31/2016	$9,540	$10,177	$10,255	$10,084	$10,667
8/31/2016	$9,603	$10,141	$10,258	$10,093	$10,655
9/30/2016	$9,738	$10,215	$10,266	$10,117	$10,649
10/31/2016	$9,906	$10,220	$10,271	$10,129	$10,567
11/30/2016	$10,086	$10,156	$10,228	$10,114	$10,317
12/31/2016	$10,137	$10,188	$10,244	$10,117	$10,332
1/31/2017	$10,203	$10,243	$10,274	$10,176	$10,352
2/28/2017	$10,201	$10,252	$10,308	$10,208	$10,422
3/31/2017	$10,216	$10,268	$10,316	$10,216	$10,416
4/30/2017	$10,209	$10,269	$10,343	$10,246	$10,497
5/31/2017	$10,108	$10,260	$10,371	$10,255	$10,577
6/30/2017	$10,057	$10,208	$10,378	$10,265	$10,567
7/31/2017	$10,124	$10,241	$10,419	$10,258	$10,612
8/31/2017	$10,116	$10,272	$10,441	$10,288	$10,707
9/30/2017	$10,185	$10,257	$10,442	$10,343	$10,656
10/31/2017	$10,208	$10,274	$10,451	$10,336	$10,663
11/30/2017	$10,235	$10,249	$10,428	$10,336	$10,649
12/31/2017	$10,293	$10,270	$10,440	$10,330	$10,698
1/31/2018	$10,369	$10,231	$10,421	$10,387	$10,575
2/28/2018	$10,360	$10,222	$10,398	$10,434	$10,474
3/31/2018	$10,340	$10,282	$10,400	$10,457	$10,542
4/30/2018	$10,428	$10,275	$10,410	$10,499	$10,463
5/31/2018	$10,401	$10,314	$10,449	$10,543	$10,538
6/30/2018	$10,444	$10,330	$10,449	$10,559	$10,525
7/31/2018	$10,486	$10,309	$10,473	$10,560	$10,527
8/31/2018	$10,487	$10,364	$10,516	$10,566	$10,595
9/30/2018	$10,524	$10,331	$10,524	$10,578	$10,527
10/31/2018	$10,408	$10,285	$10,526	$10,597	$10,444
11/30/2018	$10,355	$10,289	$10,535	$10,562	$10,506
12/31/2018	$10,175	$10,312	$10,609	$10,528	$10,699
1/31/2019	$10,363	$10,390	$10,684	$10,548	$10,813
2/28/2019	$10,435	$10,405	$10,721	$10,593	$10,806
3/31/2019	$10,454	$10,492	$10,805	$10,652	$11,014
4/30/2019	$10,576	$10,543	$10,840	$10,709	$11,017
5/31/2019	$10,447	$10,605	$10,900	$10,731	$11,212
6/30/2019	$10,502	$10,682	$10,978	$10,733	$11,353
7/31/2019	$10,565	$10,683	$10,991	$10,751	$11,378
8/31/2019	$10,401	$10,746	$11,074	$10,751	$11,673
9/30/2019	$10,364	$10,712	$11,087	$10,759	$11,611
10/31/2019	$10,407	$10,742	$11,136	$10,784	$11,646
11/30/2019	$10,499	$10,751	$11,146	$10,778	$11,640
12/31/2019	$10,700	$10,835	$11,185	$10,768	$11,632
1/31/2020	$10,633	$10,892	$11,249	$10,810	$11,855
2/29/2020	$10,467	$10,955	$11,314	$10,840	$12,069
3/31/2020	$9,122	$10,756	$10,997	$10,816	$11,998
4/30/2020	$9,611	$10,905	$11,258	$10,744	$12,211
5/31/2020	$9,785	$10,981	$11,388	$10,744	$12,268
6/30/2020	$10,079	$11,075	$11,480	$10,803	$12,345
7/31/2020	$10,351	$11,170	$11,537	$10,857	$12,530
8/31/2020	$10,792	$11,309	$11,566	$10,892	$12,428
9/30/2020	$10,713	$11,286	$11,565	$10,907	$12,422
10/31/2020	$10,827	$11,258	$11,586	$10,911	$12,366
11/30/2020	$11,032	$11,333	$11,625	$10,905	$12,488
12/31/2020	$11,347	$11,453	$11,650	$10,915	$12,505
1/31/2021	$11,594	$11,521	$11,657	$10,961	$12,415
2/28/2021	$11,630	$11,531	$11,662	$11,021	$12,236
3/31/2021	$11,838	$11,586	$11,652	$11,100	$12,083
4/30/2021	$11,966	$11,696	$11,676	$11,190	$12,178
5/31/2021	$12,061	$11,788	$11,701	$11,281	$12,218
6/30/2021	$12,027	$11,783	$11,692	$11,385	$12,304
7/31/2021	$12,179	$11,957	$11,712	$11,440	$12,442
8/31/2021	$12,214	$11,956	$11,717	$11,464	$12,418
9/30/2021	$12,306	$11,947	$11,713	$11,495	$12,310
10/31/2021	$12,456	$12,031	$11,675	$11,590	$12,307
11/30/2021	$12,439	$12,038	$11,657	$11,647	$12,344
12/31/2021	$12,533	$12,087	$11,649	$11,683	$12,312
1/31/2022	$12,451	$12,002	$11,562	$11,781	$12,047
2/28/2022	$12,548	$12,126	$11,473	$11,889	$11,912
3/31/2022	$12,478	$12,008	$11,281	$12,047	$11,581
4/30/2022	$12,500	$12,001	$11,199	$12,115	$11,142
5/31/2022	$12,425	$12,041	$11,264	$12,249	$11,214
6/30/2022	$11,991	$11,828	$11,167	$12,417	$11,038
7/31/2022	$12,394	$12,082	$11,252	$12,415	$11,307
8/31/2022	$12,267	$11,876	$11,189	$12,411	$10,988
9/30/2022	$11,725	$11,459	$11,027	$12,438	$10,513
10/31/2022	$11,935	$11,578	$11,003	$12,488	$10,377
11/30/2022	$12,025	$11,644	$11,149	$12,475	$10,759
12/31/2022	$11,958	$11,609	$11,183	$12,437	$10,710
1/31/2023	$12,124	$11,692	$11,300	$12,536	$11,040
2/28/2023	$12,099	$11,619	$11,230	$12,606	$10,754
3/31/2023	$12,276	$11,871	$11,329	$12,648	$11,027
4/30/2023	$12,258	$11,897	$11,398	$12,712	$11,094
5/31/2023	$12,154	$11,794	$11,379	$12,744	$10,973
6/30/2023	$12,145	$11,756	$11,364	$12,785	$10,934
7/31/2023	$12,262	$11,817	$11,442	$12,810	$10,927
8/31/2023	$12,190	$11,821	$11,477	$12,866	$10,857
9/30/2023	$12,127	$11,784	$11,470	$12,898	$10,581
10/31/2023	$12,149	$11,826	$11,496	$12,893	$10,414
11/30/2023	$12,279	$11,967	$11,664	$12,867	$10,886
12/31/2023	$12,462	$12,124	$11,819	$12,854	$11,302
1/31/2024	$12,540	$12,171	$11,882	$12,924	$11,271
2/29/2024	$12,528	$12,121	$11,858	$13,004	$11,112
3/31/2024	$12,628	$12,200	$11,921	$13,088	$11,215
4/30/2024	$12,610	$12,159	$11,897	$13,139	$10,931
5/31/2024	$12,744	$12,289	$11,995	$13,161	$11,117
6/30/2024	$12,805	$12,373	$12,055	$13,165	$11,222
7/31/2024	$12,898	$12,502	$12,209	$13,181	$11,484
8/31/2024	$12,983	$12,578	$12,324	$13,191	$11,649
9/30/2024	$13,124	$12,718	$12,436	$13,212	$11,805
10/31/2024	$13,052	$12,634	$12,382	$13,227	$11,512
11/30/2024	$13,105	$12,688	$12,436	$13,220	$11,634

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	6.72%	4.54%	2.91%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.03%	3.37%	2.56%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.34%
Consumer Price Index	2.75%	4.17%	3.01%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$730,460,695
# of Portfolio Holdings	623
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$2,654,895

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.64%
Basic Materials	1.94%
Communications	1.74%
Consumer Discretionary	4.56%
Consumer Non-cyclical	1.06%
Consumer Staples	6.11%
Energy	10.90%
Financial	25.95%
Government	0.96%
Industrial	2.62%
Mortgage Securities	13.82%
Technology	1.37%
Utilities	5.03%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LIFTX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8758-R5

01/25

Class R6

LIFVX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Inflation Focused Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.49%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.90%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 6.03% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury TIPS 1-5 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. Additionally, the Fund maintains an allocation to CPI Swaps designed to protect investors’ purchasing power during periods of rising inflation. As inflation expectations increased, the Fund’s inflation protection led to a positive impact on performance.

Top detractors from performance: The Fund’s duration positioning relative to the securities market index with investment characteristics similar to those of the Fund, detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg U.S. Treasury TIPS 1-5 Year Index	ICE BofA 1–3 Year U.S. Corporate Index	Consumer Price Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,849	$9,967	$10,006	$10,000	$10,070
8/31/2015	$9,762	$9,939	$9,990	$9,987	$10,055
9/30/2015	$9,540	$9,929	$10,018	$9,971	$10,123
10/31/2015	$9,668	$9,927	$10,037	$9,966	$10,125
11/30/2015	$9,713	$9,907	$10,030	$9,946	$10,098
12/31/2015	$9,645	$9,879	$10,005	$9,912	$10,065
1/31/2016	$9,406	$9,949	$10,032	$9,928	$10,204
2/29/2016	$9,338	$9,975	$10,042	$9,936	$10,276
3/31/2016	$9,566	$10,091	$10,127	$9,979	$10,371
4/30/2016	$9,688	$10,095	$10,168	$10,026	$10,410
5/31/2016	$9,620	$10,075	$10,170	$10,067	$10,413
6/30/2016	$9,514	$10,187	$10,232	$10,101	$10,600
7/31/2016	$9,556	$10,177	$10,255	$10,084	$10,667
8/31/2016	$9,621	$10,141	$10,258	$10,093	$10,655
9/30/2016	$9,758	$10,215	$10,266	$10,117	$10,649
10/31/2016	$9,929	$10,220	$10,271	$10,129	$10,567
11/30/2016	$10,111	$10,156	$10,228	$10,114	$10,317
12/31/2016	$10,164	$10,188	$10,244	$10,117	$10,332
1/31/2017	$10,232	$10,243	$10,274	$10,176	$10,352
2/28/2017	$10,232	$10,252	$10,308	$10,208	$10,422
3/31/2017	$10,249	$10,268	$10,316	$10,216	$10,416
4/30/2017	$10,244	$10,269	$10,343	$10,246	$10,497
5/31/2017	$10,143	$10,260	$10,371	$10,255	$10,577
6/30/2017	$10,094	$10,208	$10,378	$10,265	$10,567
7/31/2017	$10,161	$10,241	$10,419	$10,258	$10,612
8/31/2017	$10,156	$10,272	$10,441	$10,288	$10,707
9/30/2017	$10,226	$10,257	$10,442	$10,343	$10,656
10/31/2017	$10,251	$10,274	$10,451	$10,336	$10,663
11/30/2017	$10,279	$10,249	$10,428	$10,336	$10,649
12/31/2017	$10,339	$10,270	$10,440	$10,330	$10,698
1/31/2018	$10,417	$10,231	$10,421	$10,387	$10,575
2/28/2018	$10,409	$10,222	$10,398	$10,434	$10,474
3/31/2018	$10,391	$10,282	$10,400	$10,457	$10,542
4/30/2018	$10,479	$10,275	$10,410	$10,499	$10,463
5/31/2018	$10,452	$10,314	$10,449	$10,543	$10,538
6/30/2018	$10,496	$10,330	$10,449	$10,559	$10,525
7/31/2018	$10,547	$10,309	$10,473	$10,560	$10,527
8/31/2018	$10,549	$10,364	$10,516	$10,566	$10,595
9/30/2018	$10,577	$10,331	$10,524	$10,578	$10,527
10/31/2018	$10,461	$10,285	$10,526	$10,597	$10,444
11/30/2018	$10,417	$10,289	$10,535	$10,562	$10,506
12/31/2018	$10,237	$10,312	$10,609	$10,528	$10,699
1/31/2019	$10,418	$10,390	$10,684	$10,548	$10,813
2/28/2019	$10,500	$10,405	$10,721	$10,593	$10,806
3/31/2019	$10,519	$10,492	$10,805	$10,652	$11,014
4/30/2019	$10,633	$10,543	$10,840	$10,709	$11,017
5/31/2019	$10,514	$10,605	$10,900	$10,731	$11,212
6/30/2019	$10,560	$10,682	$10,978	$10,733	$11,353
7/31/2019	$10,624	$10,683	$10,991	$10,751	$11,378
8/31/2019	$10,460	$10,746	$11,074	$10,751	$11,673
9/30/2019	$10,423	$10,712	$11,087	$10,759	$11,611
10/31/2019	$10,466	$10,742	$11,136	$10,784	$11,646
11/30/2019	$10,559	$10,751	$11,146	$10,778	$11,640
12/31/2019	$10,763	$10,835	$11,185	$10,768	$11,632
1/31/2020	$10,696	$10,892	$11,249	$10,810	$11,855
2/29/2020	$10,530	$10,955	$11,314	$10,840	$12,069
3/31/2020	$9,177	$10,756	$10,997	$10,816	$11,998
4/30/2020	$9,670	$10,905	$11,258	$10,744	$12,211
5/31/2020	$9,856	$10,981	$11,388	$10,744	$12,268
6/30/2020	$10,152	$11,075	$11,480	$10,803	$12,345
7/31/2020	$10,416	$11,170	$11,537	$10,857	$12,530
8/31/2020	$10,870	$11,309	$11,566	$10,892	$12,428
9/30/2020	$10,782	$11,286	$11,565	$10,907	$12,422
10/31/2020	$10,897	$11,258	$11,586	$10,911	$12,366
11/30/2020	$11,113	$11,333	$11,625	$10,905	$12,488
12/31/2020	$11,431	$11,453	$11,650	$10,915	$12,505
1/31/2021	$11,680	$11,521	$11,657	$10,961	$12,415
2/28/2021	$11,716	$11,531	$11,662	$11,021	$12,236
3/31/2021	$11,917	$11,586	$11,652	$11,100	$12,083
4/30/2021	$12,046	$11,696	$11,676	$11,190	$12,178
5/31/2021	$12,151	$11,788	$11,701	$11,281	$12,218
6/30/2021	$12,117	$11,783	$11,692	$11,385	$12,304
7/31/2021	$12,271	$11,957	$11,712	$11,440	$12,442
8/31/2021	$12,307	$11,956	$11,717	$11,464	$12,418
9/30/2021	$12,400	$11,947	$11,713	$11,495	$12,310
10/31/2021	$12,553	$12,031	$11,675	$11,590	$12,307
11/30/2021	$12,526	$12,038	$11,657	$11,647	$12,344
12/31/2021	$12,632	$12,087	$11,649	$11,683	$12,312
1/31/2022	$12,549	$12,002	$11,562	$11,781	$12,047
2/28/2022	$12,637	$12,126	$11,473	$11,889	$11,912
3/31/2022	$12,578	$12,008	$11,281	$12,047	$11,581
4/30/2022	$12,601	$12,001	$11,199	$12,115	$11,142
5/31/2022	$12,526	$12,041	$11,264	$12,249	$11,214
6/30/2022	$12,080	$11,828	$11,167	$12,417	$11,038
7/31/2022	$12,487	$12,082	$11,252	$12,415	$11,307
8/31/2022	$12,370	$11,876	$11,189	$12,411	$10,988
9/30/2022	$11,814	$11,459	$11,027	$12,438	$10,513
10/31/2022	$12,027	$11,578	$11,003	$12,488	$10,377
11/30/2022	$12,120	$11,644	$11,149	$12,475	$10,759
12/31/2022	$12,063	$11,609	$11,183	$12,437	$10,710
1/31/2023	$12,222	$11,692	$11,300	$12,536	$11,040
2/28/2023	$12,208	$11,619	$11,230	$12,606	$10,754
3/31/2023	$12,387	$11,871	$11,329	$12,648	$11,027
4/30/2023	$12,369	$11,897	$11,398	$12,712	$11,094
5/31/2023	$12,265	$11,794	$11,379	$12,744	$10,973
6/30/2023	$12,256	$11,756	$11,364	$12,785	$10,934
7/31/2023	$12,375	$11,817	$11,442	$12,810	$10,927
8/31/2023	$12,293	$11,821	$11,477	$12,866	$10,857
9/30/2023	$12,240	$11,784	$11,470	$12,898	$10,581
10/31/2023	$12,262	$11,826	$11,496	$12,893	$10,414
11/30/2023	$12,383	$11,967	$11,664	$12,867	$10,886
12/31/2023	$12,579	$12,124	$11,819	$12,854	$11,302
1/31/2024	$12,659	$12,171	$11,882	$12,924	$11,271
2/29/2024	$12,648	$12,121	$11,858	$13,004	$11,112
3/31/2024	$12,750	$12,200	$11,921	$13,088	$11,215
4/30/2024	$12,732	$12,159	$11,897	$13,139	$10,931
5/31/2024	$12,869	$12,289	$11,995	$13,161	$11,117
6/30/2024	$12,931	$12,373	$12,055	$13,165	$11,222
7/31/2024	$13,014	$12,502	$12,209	$13,181	$11,484
8/31/2024	$13,101	$12,578	$12,324	$13,191	$11,649
9/30/2024	$13,244	$12,718	$12,436	$13,212	$11,805
10/31/2024	$13,183	$12,634	$12,382	$13,227	$11,512
11/30/2024	$13,238	$12,688	$12,436	$13,220	$11,634

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	6.90%	4.63%	3.02%
Bloomberg U.S. Treasury TIPS 1-5 Year Index	6.03%	3.37%	2.56%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.34%
Consumer Price Index	2.75%	4.17%	3.01%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$730,460,695
# of Portfolio Holdings	623
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$2,654,895

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	23.64%
Basic Materials	1.94%
Communications	1.74%
Consumer Discretionary	4.56%
Consumer Non-cyclical	1.06%
Consumer Staples	6.11%
Energy	10.90%
Financial	25.95%
Government	0.96%
Industrial	2.62%
Mortgage Securities	13.82%
Technology	1.37%
Utilities	5.03%
Repurchase Agreements	0.30%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LIFVX

Lord Abbett Inflation Focused Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8790-R6

01/25

Class A

LABFX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	0.50%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.58%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2014	$9,772	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,679	$9,977	$9,932	$9,930	$9,975
1/31/2015	$9,586	$9,703	$9,856	$9,902	$9,675
2/28/2015	$9,923	$10,263	$10,189	$10,209	$10,231
3/31/2015	$9,880	$10,135	$10,122	$10,147	$10,070
4/30/2015	$9,991	$10,207	$10,189	$10,232	$10,166
5/31/2015	$10,025	$10,341	$10,238	$10,280	$10,297
6/30/2015	$9,820	$10,147	$10,067	$10,109	$10,098
7/31/2015	$9,757	$10,343	$10,137	$10,216	$10,309
8/31/2015	$9,316	$9,720	$9,723	$9,855	$9,687
9/30/2015	$9,056	$9,454	$9,523	$9,667	$9,448
10/31/2015	$9,463	$10,219	$9,971	$10,108	$10,244
11/30/2015	$9,369	$10,253	$9,949	$10,053	$10,275
12/31/2015	$9,171	$10,068	$9,786	$9,906	$10,113
1/31/2016	$8,783	$9,526	$9,467	$9,630	$9,611
2/29/2016	$8,743	$9,523	$9,448	$9,641	$9,598
3/31/2016	$9,215	$10,186	$9,893	$10,085	$10,249
4/30/2016	$9,378	$10,242	$9,998	$10,230	$10,289
5/31/2016	$9,451	$10,421	$10,064	$10,309	$10,474
6/30/2016	$9,484	$10,445	$10,110	$10,362	$10,501
7/31/2016	$9,770	$10,843	$10,378	$10,644	$10,888
8/31/2016	$9,856	$10,857	$10,404	$10,695	$10,903
9/30/2016	$9,917	$10,866	$10,425	$10,724	$10,905
10/31/2016	$9,846	$10,654	$10,272	$10,600	$10,706
11/30/2016	$10,060	$11,074	$10,397	$10,663	$11,103
12/31/2016	$10,231	$11,282	$10,528	$10,826	$11,322
1/31/2017	$10,369	$11,509	$10,687	$10,980	$11,537
2/28/2017	$10,571	$11,954	$10,906	$11,222	$11,995
3/31/2017	$10,560	$11,962	$10,932	$11,251	$12,009
4/30/2017	$10,626	$12,088	$11,152	$11,379	$12,132
5/31/2017	$10,669	$12,242	$11,253	$11,527	$12,303
6/30/2017	$10,723	$12,328	$11,304	$11,557	$12,380
7/31/2017	$10,843	$12,572	$11,472	$11,723	$12,635
8/31/2017	$10,775	$12,611	$11,489	$11,769	$12,673
9/30/2017	$10,965	$12,880	$11,646	$11,903	$12,935
10/31/2017	$11,095	$13,175	$11,768	$12,042	$13,237
11/30/2017	$11,239	$13,577	$11,930	$12,190	$13,642
12/31/2017	$11,304	$13,729	$12,041	$12,288	$13,794
1/31/2018	$11,650	$14,482	$12,377	$12,593	$14,584
2/28/2018	$11,277	$13,950	$11,998	$12,292	$14,046
3/31/2018	$11,209	$13,634	$11,890	$12,168	$13,689
4/30/2018	$11,190	$13,680	$11,912	$12,203	$13,742
5/31/2018	$11,268	$14,029	$12,029	$12,327	$14,073
6/30/2018	$11,225	$14,120	$12,027	$12,349	$14,160
7/31/2018	$11,388	$14,607	$12,262	$12,578	$14,686
8/31/2018	$11,620	$15,111	$12,412	$12,770	$15,165
9/30/2018	$11,686	$15,168	$12,405	$12,791	$15,251
10/31/2018	$10,911	$14,095	$11,786	$12,255	$14,209
11/30/2018	$10,995	$14,382	$11,924	$12,353	$14,498
12/31/2018	$10,314	$13,072	$11,335	$11,857	$13,189
1/31/2019	$11,061	$14,167	$11,972	$12,480	$14,246
2/28/2019	$11,396	$14,647	$12,204	$12,720	$14,704
3/31/2019	$11,458	$14,902	$12,345	$12,917	$14,989
4/30/2019	$11,737	$15,504	$12,620	$13,200	$15,596
5/31/2019	$11,344	$14,516	$12,187	$12,839	$14,605
6/30/2019	$11,786	$15,535	$12,709	$13,387	$15,635
7/31/2019	$11,876	$15,776	$12,784	$13,476	$15,859
8/31/2019	$11,720	$15,487	$12,702	$13,458	$15,608
9/30/2019	$11,734	$15,756	$12,829	$13,577	$15,900
10/31/2019	$11,860	$16,089	$12,979	$13,760	$16,245
11/30/2019	$12,115	$16,698	$13,215	$13,989	$16,834
12/31/2019	$12,394	$17,180	$13,478	$14,252	$17,342
1/31/2020	$12,353	$17,198	$13,449	$14,311	$17,335
2/29/2020	$11,831	$15,793	$12,807	$13,747	$15,908
3/31/2020	$10,301	$13,706	$11,495	$12,490	$13,944
4/30/2020	$11,124	$15,517	$12,358	$13,394	$15,731
5/31/2020	$11,785	$16,336	$12,789	$13,876	$16,480
6/30/2020	$12,198	$16,697	$12,994	$14,099	$16,808
7/31/2020	$12,731	$17,675	$13,481	$14,659	$17,756
8/31/2020	$13,219	$18,972	$13,933	$15,159	$19,032
9/30/2020	$13,000	$18,278	$13,635	$14,865	$18,309
10/31/2020	$12,931	$17,838	$13,453	$14,656	$17,822
11/30/2020	$14,185	$19,938	$14,542	$15,734	$19,773
12/31/2020	$14,794	$20,781	$15,020	$16,140	$20,533
1/31/2021	$14,746	$20,610	$14,980	$16,048	$20,326
2/28/2021	$15,249	$21,207	$15,306	$16,212	$20,886
3/31/2021	$15,457	$22,010	$15,649	$16,441	$21,801
4/30/2021	$15,851	$23,195	$16,148	$16,921	$22,964
5/31/2021	$16,017	$23,305	$16,305	$17,036	$23,125
6/30/2021	$15,931	$23,889	$16,454	$17,270	$23,665
7/31/2021	$15,975	$24,385	$16,606	$17,497	$24,227
8/31/2021	$16,256	$25,091	$16,862	$17,740	$24,963
9/30/2021	$15,831	$23,938	$16,338	$17,319	$23,802
10/31/2021	$16,385	$25,599	$16,927	$17,835	$25,470
11/30/2021	$16,013	$25,256	$16,648	$17,635	$25,294
12/31/2021	$16,350	$26,279	$17,109	$18,064	$26,427
1/31/2022	$15,537	$24,797	$16,485	$17,354	$25,060
2/28/2022	$15,320	$24,117	$16,209	$17,044	$24,309
3/31/2022	$15,301	$24,931	$16,321	$17,113	$25,212
4/30/2022	$14,395	$22,708	$15,432	$16,075	$23,013
5/31/2022	$14,515	$22,674	$15,490	$16,118	$23,056
6/30/2022	$13,429	$20,775	$14,585	$15,134	$21,152
7/31/2022	$14,199	$22,710	$15,319	$16,066	$23,103
8/31/2022	$13,872	$21,838	$14,879	$15,531	$22,161
9/30/2022	$13,090	$19,817	$13,937	$14,485	$20,120
10/31/2022	$13,536	$21,407	$14,488	$15,055	$21,749
11/30/2022	$14,091	$22,565	$15,172	$15,773	$22,964
12/31/2022	$13,707	$21,252	$14,741	$15,363	$21,641
1/31/2023	$14,218	$22,677	$15,429	$16,161	$23,001
2/28/2023	$13,920	$22,138	$15,053	$15,807	$22,440
3/31/2023	$14,060	$22,838	$15,302	$16,204	$23,263
4/30/2023	$14,186	$23,121	$15,425	$16,393	$23,626
5/31/2023	$13,986	$23,229	$15,286	$16,272	$23,729
6/30/2023	$14,466	$24,797	$15,821	$16,822	$25,297
7/31/2023	$14,745	$25,650	$16,172	$17,153	$26,110
8/31/2023	$14,574	$25,202	$15,933	$16,945	$25,694
9/30/2023	$14,088	$24,017	$15,405	$16,400	$24,469
10/31/2023	$13,804	$23,437	$15,098	$16,057	$23,955
11/30/2023	$14,749	$25,626	$16,046	$17,171	$26,142
12/31/2023	$15,338	$26,891	$16,731	$17,926	$27,330
1/31/2024	$15,527	$27,266	$16,784	$18,022	$27,789
2/29/2024	$16,070	$28,738	$17,184	$18,379	$29,273
3/31/2024	$16,504	$29,659	$17,619	$18,772	$30,215
4/30/2024	$15,968	$28,397	$17,057	$18,227	$28,981
5/31/2024	$16,446	$29,734	$17,594	$18,778	$30,418
6/30/2024	$16,591	$30,718	$17,830	$19,086	$31,509
7/31/2024	$16,919	$31,166	$18,180	$19,463	$31,893
8/31/2024	$17,371	$31,904	$18,490	$19,857	$32,666
9/30/2024	$17,609	$32,586	$18,781	$20,190	$33,364
10/31/2024	$17,478	$32,359	$18,495	$19,852	$33,061
11/30/2024	$18,227	$34,442	$19,152	$20,461	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	23.58%	8.51%	6.43%
Class A with sales charge	20.83%	8.01%	6.19%
Russell 1000 Index	34.40%	15.58%	13.16%
Morningstar Moderate Allocation Average	19.35%	7.70%	6.71%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	7.42%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LABFX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-259-A

01/25

Class C

BFLAX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$139	1.25%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 22.66%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,898	$9,977	$9,932	$9,930	$9,975
1/31/2015	$9,797	$9,703	$9,856	$9,902	$9,675
2/28/2015	$10,138	$10,263	$10,189	$10,209	$10,231
3/31/2015	$10,087	$10,135	$10,122	$10,147	$10,070
4/30/2015	$10,186	$10,207	$10,189	$10,232	$10,166
5/31/2015	$10,224	$10,341	$10,238	$10,280	$10,297
6/30/2015	$10,007	$10,147	$10,067	$10,109	$10,098
7/31/2015	$9,936	$10,343	$10,137	$10,216	$10,309
8/31/2015	$9,479	$9,720	$9,723	$9,855	$9,687
9/30/2015	$9,216	$9,454	$9,523	$9,667	$9,448
10/31/2015	$9,618	$10,219	$9,971	$10,108	$10,244
11/30/2015	$9,516	$10,253	$9,949	$10,053	$10,275
12/31/2015	$9,308	$10,068	$9,786	$9,906	$10,113
1/31/2016	$8,907	$9,526	$9,467	$9,630	$9,611
2/29/2016	$8,861	$9,523	$9,448	$9,641	$9,598
3/31/2016	$9,336	$10,186	$9,893	$10,085	$10,249
4/30/2016	$9,497	$10,242	$9,998	$10,230	$10,289
5/31/2016	$9,566	$10,421	$10,064	$10,309	$10,474
6/30/2016	$9,592	$10,445	$10,110	$10,362	$10,501
7/31/2016	$9,869	$10,843	$10,378	$10,644	$10,888
8/31/2016	$9,958	$10,857	$10,404	$10,695	$10,903
9/30/2016	$10,014	$10,866	$10,425	$10,724	$10,905
10/31/2016	$9,936	$10,654	$10,272	$10,600	$10,706
11/30/2016	$10,138	$11,074	$10,397	$10,663	$11,103
12/31/2016	$10,305	$11,282	$10,528	$10,826	$11,322
1/31/2017	$10,438	$11,509	$10,687	$10,980	$11,537
2/28/2017	$10,637	$11,954	$10,906	$11,222	$11,995
3/31/2017	$10,618	$11,962	$10,932	$11,251	$12,009
4/30/2017	$10,688	$12,088	$11,152	$11,379	$12,132
5/31/2017	$10,715	$12,242	$11,253	$11,527	$12,303
6/30/2017	$10,763	$12,328	$11,304	$11,557	$12,380
7/31/2017	$10,878	$12,572	$11,472	$11,723	$12,635
8/31/2017	$10,802	$12,611	$11,489	$11,769	$12,673
9/30/2017	$10,987	$12,880	$11,646	$11,903	$12,935
10/31/2017	$11,111	$13,175	$11,768	$12,042	$13,237
11/30/2017	$11,249	$13,577	$11,930	$12,190	$13,642
12/31/2017	$11,308	$13,729	$12,041	$12,288	$13,794
1/31/2018	$11,648	$14,482	$12,377	$12,593	$14,584
2/28/2018	$11,267	$13,950	$11,998	$12,292	$14,046
3/31/2018	$11,191	$13,634	$11,890	$12,168	$13,689
4/30/2018	$11,166	$13,680	$11,912	$12,203	$13,742
5/31/2018	$11,235	$14,029	$12,029	$12,327	$14,073
6/30/2018	$11,184	$14,120	$12,027	$12,349	$14,160
7/31/2018	$11,340	$14,607	$12,262	$12,578	$14,686
8/31/2018	$11,565	$15,111	$12,412	$12,770	$15,165
9/30/2018	$11,625	$15,168	$12,405	$12,791	$15,251
10/31/2018	$10,852	$14,095	$11,786	$12,255	$14,209
11/30/2018	$10,929	$14,382	$11,924	$12,353	$14,498
12/31/2018	$10,243	$13,072	$11,335	$11,857	$13,189
1/31/2019	$10,973	$14,167	$11,972	$12,480	$14,246
2/28/2019	$11,301	$14,647	$12,204	$12,720	$14,704
3/31/2019	$11,345	$14,902	$12,345	$12,917	$14,989
4/30/2019	$11,626	$15,504	$12,620	$13,200	$15,596
5/31/2019	$11,227	$14,516	$12,187	$12,839	$14,605
6/30/2019	$11,662	$15,535	$12,709	$13,387	$15,635
7/31/2019	$11,743	$15,776	$12,784	$13,476	$15,859
8/31/2019	$11,581	$15,487	$12,702	$13,458	$15,608
9/30/2019	$11,588	$15,756	$12,829	$13,577	$15,900
10/31/2019	$11,704	$16,089	$12,979	$13,760	$16,245
11/30/2019	$11,951	$16,698	$13,215	$13,989	$16,834
12/31/2019	$12,220	$17,180	$13,478	$14,252	$17,342
1/31/2020	$12,160	$17,198	$13,449	$14,311	$17,335
2/29/2020	$11,646	$15,793	$12,807	$13,747	$15,908
3/31/2020	$10,134	$13,706	$11,495	$12,490	$13,944
4/30/2020	$10,932	$15,517	$12,358	$13,394	$15,731
5/31/2020	$11,579	$16,336	$12,789	$13,876	$16,480
6/30/2020	$11,980	$16,697	$12,994	$14,099	$16,808
7/31/2020	$12,488	$17,675	$13,481	$14,659	$17,756
8/31/2020	$12,964	$18,972	$13,933	$15,159	$19,032
9/30/2020	$12,738	$18,278	$13,635	$14,865	$18,309
10/31/2020	$12,664	$17,838	$13,453	$14,656	$17,822
11/30/2020	$13,883	$19,938	$14,542	$15,734	$19,773
12/31/2020	$14,473	$20,781	$15,020	$16,140	$20,533
1/31/2021	$14,417	$20,610	$14,980	$16,048	$20,326
2/28/2021	$14,906	$21,207	$15,306	$16,212	$20,886
3/31/2021	$15,090	$22,010	$15,649	$16,441	$21,801
4/30/2021	$15,468	$23,195	$16,148	$16,921	$22,964
5/31/2021	$15,624	$23,305	$16,305	$17,036	$23,125
6/30/2021	$15,528	$23,889	$16,454	$17,270	$23,665
7/31/2021	$15,550	$24,385	$16,606	$17,497	$24,227
8/31/2021	$15,828	$25,091	$16,862	$17,740	$24,963
9/30/2021	$15,402	$23,938	$16,338	$17,319	$23,802
10/31/2021	$15,926	$25,599	$16,927	$17,835	$25,470
11/30/2021	$15,550	$25,256	$16,648	$17,635	$25,294
12/31/2021	$15,871	$26,279	$17,109	$18,064	$26,427
1/31/2022	$15,079	$24,797	$16,485	$17,354	$25,060
2/28/2022	$14,859	$24,117	$16,209	$17,044	$24,309
3/31/2022	$14,829	$24,931	$16,321	$17,113	$25,212
4/30/2022	$13,934	$22,708	$15,432	$16,075	$23,013
5/31/2022	$14,056	$22,674	$15,490	$16,118	$23,056
6/30/2022	$12,999	$20,775	$14,585	$15,134	$21,152
7/31/2022	$13,730	$22,710	$15,319	$16,066	$23,103
8/31/2022	$13,400	$21,838	$14,879	$15,531	$22,161
9/30/2022	$12,644	$19,817	$13,937	$14,485	$20,120
10/31/2022	$13,057	$21,407	$14,488	$15,055	$21,749
11/30/2022	$13,588	$22,565	$15,172	$15,773	$22,964
12/31/2022	$13,206	$21,252	$14,741	$15,363	$21,641
1/31/2023	$13,694	$22,677	$15,429	$16,161	$23,001
2/28/2023	$13,408	$22,138	$15,053	$15,807	$22,440
3/31/2023	$13,521	$22,838	$15,302	$16,204	$23,263
4/30/2023	$13,635	$23,121	$15,425	$16,393	$23,626
5/31/2023	$13,444	$23,229	$15,286	$16,272	$23,729
6/30/2023	$13,886	$24,797	$15,821	$16,822	$25,297
7/31/2023	$14,148	$25,650	$16,172	$17,153	$26,110
8/31/2023	$13,986	$25,202	$15,933	$16,945	$25,694
9/30/2023	$13,494	$24,017	$15,405	$16,400	$24,469
10/31/2023	$13,223	$23,437	$15,098	$16,057	$23,955
11/30/2023	$14,113	$25,626	$16,046	$17,171	$26,142
12/31/2023	$14,674	$26,891	$16,731	$17,926	$27,330
1/31/2024	$14,845	$27,266	$16,784	$18,022	$27,789
2/29/2024	$15,346	$28,738	$17,184	$18,379	$29,273
3/31/2024	$15,754	$29,659	$17,619	$18,772	$30,215
4/30/2024	$15,227	$28,397	$17,057	$18,227	$28,981
5/31/2024	$15,677	$29,734	$17,594	$18,778	$30,418
6/30/2024	$15,807	$30,718	$17,830	$19,086	$31,509
7/31/2024	$16,111	$31,166	$18,180	$19,463	$31,893
8/31/2024	$16,535	$31,904	$18,490	$19,857	$32,666
9/30/2024	$16,740	$32,586	$18,781	$20,190	$33,364
10/31/2024	$16,617	$32,359	$18,495	$19,852	$33,061
11/30/2024	$17,312	$34,442	$19,152	$20,461	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	22.66%	7.69%	5.64%
Class C with sales charge	21.66%	7.69%	5.64%
Russell 1000 Index	34.40%	15.58%	13.16%
Morningstar Moderate Allocation Average	19.35%	7.70%	6.71%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	7.42%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

BFLAX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-667-C

01/25

Class F

BLAFX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$39	0.35%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.76%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,905	$9,977	$9,932	$9,930	$9,975
1/31/2015	$9,811	$9,703	$9,856	$9,902	$9,675
2/28/2015	$10,158	$10,263	$10,189	$10,209	$10,231
3/31/2015	$10,116	$10,135	$10,122	$10,147	$10,070
4/30/2015	$10,230	$10,207	$10,189	$10,232	$10,166
5/31/2015	$10,266	$10,341	$10,238	$10,280	$10,297
6/30/2015	$10,058	$10,147	$10,067	$10,109	$10,098
7/31/2015	$9,994	$10,343	$10,137	$10,216	$10,309
8/31/2015	$9,543	$9,720	$9,723	$9,855	$9,687
9/30/2015	$9,287	$9,454	$9,523	$9,667	$9,448
10/31/2015	$9,697	$10,219	$9,971	$10,108	$10,244
11/30/2015	$9,601	$10,253	$9,949	$10,053	$10,275
12/31/2015	$9,398	$10,068	$9,786	$9,906	$10,113
1/31/2016	$9,002	$9,526	$9,467	$9,630	$9,611
2/29/2016	$8,962	$9,523	$9,448	$9,641	$9,598
3/31/2016	$9,447	$10,186	$9,893	$10,085	$10,249
4/30/2016	$9,616	$10,242	$9,998	$10,230	$10,289
5/31/2016	$9,692	$10,421	$10,064	$10,309	$10,474
6/30/2016	$9,727	$10,445	$10,110	$10,362	$10,501
7/31/2016	$10,022	$10,843	$10,378	$10,644	$10,888
8/31/2016	$10,111	$10,857	$10,404	$10,695	$10,903
9/30/2016	$10,184	$10,866	$10,425	$10,724	$10,905
10/31/2016	$10,112	$10,654	$10,272	$10,600	$10,706
11/30/2016	$10,324	$11,074	$10,397	$10,663	$11,103
12/31/2016	$10,502	$11,282	$10,528	$10,826	$11,322
1/31/2017	$10,644	$11,509	$10,687	$10,980	$11,537
2/28/2017	$10,854	$11,954	$10,906	$11,222	$11,995
3/31/2017	$10,843	$11,962	$10,932	$11,251	$12,009
4/30/2017	$10,922	$12,088	$11,152	$11,379	$12,132
5/31/2017	$10,958	$12,242	$11,253	$11,527	$12,303
6/30/2017	$11,015	$12,328	$11,304	$11,557	$12,380
7/31/2017	$11,140	$12,572	$11,472	$11,723	$12,635
8/31/2017	$11,072	$12,611	$11,489	$11,769	$12,673
9/30/2017	$11,268	$12,880	$11,646	$11,903	$12,935
10/31/2017	$11,404	$13,175	$11,768	$12,042	$13,237
11/30/2017	$11,553	$13,577	$11,930	$12,190	$13,642
12/31/2017	$11,631	$13,729	$12,041	$12,288	$13,794
1/31/2018	$11,989	$14,482	$12,377	$12,593	$14,584
2/28/2018	$11,606	$13,950	$11,998	$12,292	$14,046
3/31/2018	$11,537	$13,634	$11,890	$12,168	$13,689
4/30/2018	$11,510	$13,680	$11,912	$12,203	$13,742
5/31/2018	$11,601	$14,029	$12,029	$12,327	$14,073
6/30/2018	$11,558	$14,120	$12,027	$12,349	$14,160
7/31/2018	$11,718	$14,607	$12,262	$12,578	$14,686
8/31/2018	$11,968	$15,111	$12,412	$12,770	$15,165
9/30/2018	$12,028	$15,168	$12,405	$12,791	$15,251
10/31/2018	$11,241	$14,095	$11,786	$12,255	$14,209
11/30/2018	$11,328	$14,382	$11,924	$12,353	$14,498
12/31/2018	$10,629	$13,072	$11,335	$11,857	$13,189
1/31/2019	$11,389	$14,167	$11,972	$12,480	$14,246
2/28/2019	$11,746	$14,647	$12,204	$12,720	$14,704
3/31/2019	$11,800	$14,902	$12,345	$12,917	$14,989
4/30/2019	$12,100	$15,504	$12,620	$13,200	$15,596
5/31/2019	$11,697	$14,516	$12,187	$12,839	$14,605
6/30/2019	$12,153	$15,535	$12,709	$13,387	$15,635
7/31/2019	$12,249	$15,776	$12,784	$13,476	$15,859
8/31/2019	$12,089	$15,487	$12,702	$13,458	$15,608
9/30/2019	$12,105	$15,756	$12,829	$13,577	$15,900
10/31/2019	$12,237	$16,089	$12,979	$13,760	$16,245
11/30/2019	$12,501	$16,698	$13,215	$13,989	$16,834
12/31/2019	$12,790	$17,180	$13,478	$14,252	$17,342
1/31/2020	$12,750	$17,198	$13,449	$14,311	$17,335
2/29/2020	$12,213	$15,793	$12,807	$13,747	$15,908
3/31/2020	$10,635	$13,706	$11,495	$12,490	$13,944
4/30/2020	$11,486	$15,517	$12,358	$13,394	$15,731
5/31/2020	$12,170	$16,336	$12,789	$13,876	$16,480
6/30/2020	$12,598	$16,697	$12,994	$14,099	$16,808
7/31/2020	$13,150	$17,675	$13,481	$14,659	$17,756
8/31/2020	$13,655	$18,972	$13,933	$15,159	$19,032
9/30/2020	$13,430	$18,278	$13,635	$14,865	$18,309
10/31/2020	$13,361	$17,838	$13,453	$14,656	$17,822
11/30/2020	$14,658	$19,938	$14,542	$15,734	$19,773
12/31/2020	$15,290	$20,781	$15,020	$16,140	$20,533
1/31/2021	$15,241	$20,610	$14,980	$16,048	$20,326
2/28/2021	$15,763	$21,207	$15,306	$16,212	$20,886
3/31/2021	$15,981	$22,010	$15,649	$16,441	$21,801
4/30/2021	$16,390	$23,195	$16,148	$16,921	$22,964
5/31/2021	$16,564	$23,305	$16,305	$17,036	$23,125
6/30/2021	$16,477	$23,889	$16,454	$17,270	$23,665
7/31/2021	$16,524	$24,385	$16,606	$17,497	$24,227
8/31/2021	$16,817	$25,091	$16,862	$17,740	$24,963
9/30/2021	$16,380	$23,938	$16,338	$17,319	$23,802
10/31/2021	$16,955	$25,599	$16,927	$17,835	$25,470
11/30/2021	$16,572	$25,256	$16,648	$17,635	$25,294
12/31/2021	$16,923	$26,279	$17,109	$18,064	$26,427
1/31/2022	$16,083	$24,797	$16,485	$17,354	$25,060
2/28/2022	$15,860	$24,117	$16,209	$17,044	$24,309
3/31/2022	$15,843	$24,931	$16,321	$17,113	$25,212
4/30/2022	$14,906	$22,708	$15,432	$16,075	$23,013
5/31/2022	$15,031	$22,674	$15,490	$16,118	$23,056
6/30/2022	$13,909	$20,775	$14,585	$15,134	$21,152
7/31/2022	$14,708	$22,710	$15,319	$16,066	$23,103
8/31/2022	$14,371	$21,838	$14,879	$15,531	$22,161
9/30/2022	$13,563	$19,817	$13,937	$14,485	$20,120
10/31/2022	$14,027	$21,407	$14,488	$15,055	$21,749
11/30/2022	$14,603	$22,565	$15,172	$15,773	$22,964
12/31/2022	$14,207	$21,252	$14,741	$15,363	$21,641
1/31/2023	$14,739	$22,677	$15,429	$16,161	$23,001
2/28/2023	$14,431	$22,138	$15,053	$15,807	$22,440
3/31/2023	$14,577	$22,838	$15,302	$16,204	$23,263
4/30/2023	$14,710	$23,121	$15,425	$16,393	$23,626
5/31/2023	$14,504	$23,229	$15,286	$16,272	$23,729
6/30/2023	$15,003	$24,797	$15,821	$16,822	$25,297
7/31/2023	$15,294	$25,650	$16,172	$17,153	$26,110
8/31/2023	$15,134	$25,202	$15,933	$16,945	$25,694
9/30/2023	$14,617	$24,017	$15,405	$16,400	$24,469
10/31/2023	$14,324	$23,437	$15,098	$16,057	$23,955
11/30/2023	$15,306	$25,626	$16,046	$17,171	$26,142
12/31/2023	$15,934	$26,891	$16,731	$17,926	$27,330
1/31/2024	$16,117	$27,266	$16,784	$18,022	$27,789
2/29/2024	$16,683	$28,738	$17,184	$18,379	$29,273
3/31/2024	$17,135	$29,659	$17,619	$18,772	$30,215
4/30/2024	$16,581	$28,397	$17,057	$18,227	$28,981
5/31/2024	$17,079	$29,734	$17,594	$18,778	$30,418
6/30/2024	$17,232	$30,718	$17,830	$19,086	$31,509
7/31/2024	$17,575	$31,166	$18,180	$19,463	$31,893
8/31/2024	$18,046	$31,904	$18,490	$19,857	$32,666
9/30/2024	$18,296	$32,586	$18,781	$20,190	$33,364
10/31/2024	$18,162	$32,359	$18,495	$19,852	$33,061
11/30/2024	$18,942	$34,442	$19,152	$20,461	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	23.76%	8.67%	6.60%
Russell 1000 Index	34.40%	15.58%	13.16%
Morningstar Moderate Allocation Average	19.35%	7.70%	6.71%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	7.42%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

BLAFX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1014-F

01/25

Class F3

LOBFX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$19	0.17%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.94%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,073	$10,119	$10,207	$10,115	$10,112
5/31/2017	$10,116	$10,248	$10,299	$10,246	$10,254
6/30/2017	$10,170	$10,319	$10,346	$10,273	$10,318
7/31/2017	$10,286	$10,524	$10,500	$10,421	$10,530
8/31/2017	$10,224	$10,557	$10,515	$10,461	$10,562
9/30/2017	$10,406	$10,781	$10,659	$10,580	$10,780
10/31/2017	$10,532	$11,029	$10,770	$10,704	$11,032
11/30/2017	$10,672	$11,365	$10,919	$10,836	$11,370
12/31/2017	$10,735	$11,492	$11,020	$10,923	$11,496
1/31/2018	$11,076	$12,123	$11,328	$11,194	$12,155
2/28/2018	$10,724	$11,677	$10,981	$10,926	$11,707
3/31/2018	$10,661	$11,412	$10,882	$10,816	$11,409
4/30/2018	$10,636	$11,451	$10,902	$10,847	$11,453
5/31/2018	$10,722	$11,744	$11,009	$10,958	$11,729
6/30/2018	$10,683	$11,819	$11,007	$10,976	$11,801
7/31/2018	$10,832	$12,227	$11,223	$11,180	$12,240
8/31/2018	$11,064	$12,649	$11,360	$11,351	$12,639
9/30/2018	$11,120	$12,697	$11,354	$11,370	$12,711
10/31/2018	$10,395	$11,798	$10,787	$10,893	$11,842
11/30/2018	$10,476	$12,038	$10,914	$10,980	$12,083
12/31/2018	$9,831	$10,942	$10,374	$10,540	$10,992
1/31/2019	$10,545	$11,859	$10,957	$11,093	$11,873
2/28/2019	$10,866	$12,260	$11,169	$11,307	$12,254
3/31/2019	$10,927	$12,474	$11,298	$11,481	$12,493
4/30/2019	$11,205	$12,978	$11,550	$11,733	$12,998
5/31/2019	$10,833	$12,151	$11,154	$11,412	$12,172
6/30/2019	$11,256	$13,004	$11,631	$11,900	$13,030
7/31/2019	$11,345	$13,206	$11,700	$11,979	$13,218
8/31/2019	$11,199	$12,964	$11,625	$11,962	$13,008
9/30/2019	$11,215	$13,188	$11,742	$12,069	$13,252
10/31/2019	$11,338	$13,468	$11,879	$12,231	$13,539
11/30/2019	$11,583	$13,977	$12,094	$12,435	$14,030
12/31/2019	$11,862	$14,381	$12,336	$12,668	$14,453
1/31/2020	$11,816	$14,396	$12,309	$12,721	$14,448
2/29/2020	$11,320	$13,220	$11,721	$12,219	$13,258
3/31/2020	$9,862	$11,473	$10,521	$11,102	$11,621
4/30/2020	$10,650	$12,989	$11,311	$11,906	$13,111
5/31/2020	$11,284	$13,674	$11,705	$12,334	$13,735
6/30/2020	$11,692	$13,976	$11,892	$12,532	$14,008
7/31/2020	$12,204	$14,795	$12,338	$13,030	$14,798
8/31/2020	$12,673	$15,881	$12,752	$13,475	$15,862
9/30/2020	$12,466	$15,300	$12,479	$13,213	$15,259
10/31/2020	$12,403	$14,931	$12,313	$13,027	$14,853
11/30/2020	$13,606	$16,690	$13,309	$13,986	$16,479
12/31/2020	$14,192	$17,395	$13,747	$14,347	$17,113
1/31/2021	$14,160	$17,252	$13,710	$14,264	$16,940
2/28/2021	$14,645	$17,752	$14,009	$14,410	$17,407
3/31/2021	$14,847	$18,424	$14,322	$14,614	$18,169
4/30/2021	$15,229	$19,415	$14,779	$15,040	$19,139
5/31/2021	$15,391	$19,508	$14,923	$15,143	$19,273
6/30/2021	$15,312	$19,996	$15,059	$15,351	$19,723
7/31/2021	$15,357	$20,412	$15,199	$15,553	$20,191
8/31/2021	$15,641	$21,003	$15,433	$15,769	$20,805
9/30/2021	$15,238	$20,038	$14,953	$15,395	$19,838
10/31/2021	$15,772	$21,428	$15,492	$15,853	$21,227
11/30/2021	$15,408	$21,141	$15,237	$15,676	$21,080
12/31/2021	$15,733	$21,997	$15,659	$16,057	$22,025
1/31/2022	$14,969	$20,757	$15,087	$15,425	$20,885
2/28/2022	$14,765	$20,187	$14,835	$15,150	$20,260
3/31/2022	$14,750	$20,869	$14,938	$15,212	$21,012
4/30/2022	$13,871	$19,008	$14,124	$14,289	$19,180
5/31/2022	$14,001	$18,979	$14,177	$14,327	$19,215
6/30/2022	$12,949	$17,390	$13,348	$13,452	$17,629
7/31/2022	$13,705	$19,010	$14,020	$14,281	$19,254
8/31/2022	$13,394	$18,280	$13,618	$13,805	$18,469
9/30/2022	$12,633	$16,588	$12,755	$12,876	$16,768
10/31/2022	$13,065	$17,919	$13,260	$13,382	$18,126
11/30/2022	$13,614	$18,888	$13,886	$14,020	$19,139
12/31/2022	$13,248	$17,790	$13,492	$13,656	$18,036
1/31/2023	$13,730	$18,982	$14,121	$14,366	$19,169
2/28/2023	$13,459	$18,531	$13,776	$14,051	$18,702
3/31/2023	$13,597	$19,117	$14,004	$14,404	$19,388
4/30/2023	$13,721	$19,354	$14,118	$14,572	$19,691
5/31/2023	$13,531	$19,444	$13,990	$14,464	$19,777
6/30/2023	$13,996	$20,757	$14,480	$14,953	$21,083
7/31/2023	$14,268	$21,471	$14,801	$15,247	$21,761
8/31/2023	$14,121	$21,095	$14,582	$15,062	$21,414
9/30/2023	$13,642	$20,104	$14,099	$14,578	$20,393
10/31/2023	$13,371	$19,618	$13,818	$14,273	$19,964
11/30/2023	$14,298	$21,450	$14,686	$15,263	$21,788
12/31/2023	$14,869	$22,509	$15,313	$15,934	$22,777
1/31/2024	$15,054	$22,823	$15,362	$16,020	$23,160
2/29/2024	$15,581	$24,056	$15,728	$16,337	$24,397
3/31/2024	$16,002	$24,827	$16,126	$16,686	$25,182
4/30/2024	$15,489	$23,770	$15,611	$16,202	$24,153
5/31/2024	$15,953	$24,890	$16,102	$16,691	$25,351
6/30/2024	$16,096	$25,713	$16,319	$16,966	$26,260
7/31/2024	$16,430	$26,088	$16,638	$17,300	$26,580
8/31/2024	$16,869	$26,706	$16,923	$17,650	$27,225
9/30/2024	$17,103	$27,277	$17,189	$17,947	$27,806
10/31/2024	$16,980	$27,086	$16,927	$17,646	$27,554
11/30/2024	$17,720	$28,830	$17,528	$18,188	$29,172

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	23.94%	8.88%	7.76%
Russell 1000 Index	34.40%	15.58%	14.83%
Morningstar Moderate Allocation Average	19.35%	7.70%	7.60%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	8.12%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	15.01%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOBFX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8978-F3

01/25

Class I

LABYX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.25%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.88%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,914	$9,977	$9,932	$9,930	$9,975
1/31/2015	$9,812	$9,703	$9,856	$9,902	$9,675
2/28/2015	$10,168	$10,263	$10,189	$10,209	$10,231
3/31/2015	$10,118	$10,135	$10,122	$10,147	$10,070
4/30/2015	$10,233	$10,207	$10,189	$10,232	$10,166
5/31/2015	$10,279	$10,341	$10,238	$10,280	$10,297
6/30/2015	$10,071	$10,147	$10,067	$10,109	$10,098
7/31/2015	$10,008	$10,343	$10,137	$10,216	$10,309
8/31/2015	$9,558	$9,720	$9,723	$9,855	$9,687
9/30/2015	$9,294	$9,454	$9,523	$9,667	$9,448
10/31/2015	$9,714	$10,219	$9,971	$10,108	$10,244
11/30/2015	$9,618	$10,253	$9,949	$10,053	$10,275
12/31/2015	$9,416	$10,068	$9,786	$9,906	$10,113
1/31/2016	$9,020	$9,526	$9,467	$9,630	$9,611
2/29/2016	$8,981	$9,523	$9,448	$9,641	$9,598
3/31/2016	$9,468	$10,186	$9,893	$10,085	$10,249
4/30/2016	$9,637	$10,242	$9,998	$10,230	$10,289
5/31/2016	$9,714	$10,421	$10,064	$10,309	$10,474
6/30/2016	$9,741	$10,445	$10,110	$10,362	$10,501
7/31/2016	$10,038	$10,843	$10,378	$10,644	$10,888
8/31/2016	$10,128	$10,857	$10,404	$10,695	$10,903
9/30/2016	$10,202	$10,866	$10,425	$10,724	$10,905
10/31/2016	$10,131	$10,654	$10,272	$10,600	$10,706
11/30/2016	$10,344	$11,074	$10,397	$10,663	$11,103
12/31/2016	$10,523	$11,282	$10,528	$10,826	$11,322
1/31/2017	$10,667	$11,509	$10,687	$10,980	$11,537
2/28/2017	$10,887	$11,954	$10,906	$11,222	$11,995
3/31/2017	$10,877	$11,962	$10,932	$11,251	$12,009
4/30/2017	$10,947	$12,088	$11,152	$11,379	$12,132
5/31/2017	$10,994	$12,242	$11,253	$11,527	$12,303
6/30/2017	$11,043	$12,328	$11,304	$11,557	$12,380
7/31/2017	$11,177	$12,572	$11,472	$11,723	$12,635
8/31/2017	$11,110	$12,611	$11,489	$11,769	$12,673
9/30/2017	$11,308	$12,880	$11,646	$11,903	$12,935
10/31/2017	$11,445	$13,175	$11,768	$12,042	$13,237
11/30/2017	$11,596	$13,577	$11,930	$12,190	$13,642
12/31/2017	$11,666	$13,729	$12,041	$12,288	$13,794
1/31/2018	$12,025	$14,482	$12,377	$12,593	$14,584
2/28/2018	$11,642	$13,950	$11,998	$12,292	$14,046
3/31/2018	$11,574	$13,634	$11,890	$12,168	$13,689
4/30/2018	$11,557	$13,680	$11,912	$12,203	$13,742
5/31/2018	$11,640	$14,029	$12,029	$12,327	$14,073
6/30/2018	$11,598	$14,120	$12,027	$12,349	$14,160
7/31/2018	$11,769	$14,607	$12,262	$12,578	$14,686
8/31/2018	$12,011	$15,111	$12,412	$12,770	$15,165
9/30/2018	$12,082	$15,168	$12,405	$12,791	$15,251
10/31/2018	$11,283	$14,095	$11,786	$12,255	$14,209
11/30/2018	$11,372	$14,382	$11,924	$12,353	$14,498
12/31/2018	$10,670	$13,072	$11,335	$11,857	$13,189
1/31/2019	$11,435	$14,167	$11,972	$12,480	$14,246
2/28/2019	$11,794	$14,647	$12,204	$12,720	$14,704
3/31/2019	$11,850	$14,902	$12,345	$12,917	$14,989
4/30/2019	$12,152	$15,504	$12,620	$13,200	$15,596
5/31/2019	$11,748	$14,516	$12,187	$12,839	$14,605
6/30/2019	$12,206	$15,535	$12,709	$13,387	$15,635
7/31/2019	$12,304	$15,776	$12,784	$13,476	$15,859
8/31/2019	$12,145	$15,487	$12,702	$13,458	$15,608
9/30/2019	$12,162	$15,756	$12,829	$13,577	$15,900
10/31/2019	$12,284	$16,089	$12,979	$13,760	$16,245
11/30/2019	$12,561	$16,698	$13,215	$13,989	$16,834
12/31/2019	$12,852	$17,180	$13,478	$14,252	$17,342
1/31/2020	$12,814	$17,198	$13,449	$14,311	$17,335
2/29/2020	$12,275	$15,793	$12,807	$13,747	$15,908
3/31/2020	$10,690	$13,706	$11,495	$12,490	$13,944
4/30/2020	$11,546	$15,517	$12,358	$13,394	$15,731
5/31/2020	$12,235	$16,336	$12,789	$13,876	$16,480
6/30/2020	$12,666	$16,697	$12,994	$14,099	$16,808
7/31/2020	$13,222	$17,675	$13,481	$14,659	$17,756
8/31/2020	$13,731	$18,972	$13,933	$15,159	$19,032
9/30/2020	$13,506	$18,278	$13,635	$14,865	$18,309
10/31/2020	$13,438	$17,838	$13,453	$14,656	$17,822
11/30/2020	$14,732	$19,938	$14,542	$15,734	$19,773
12/31/2020	$15,380	$20,781	$15,020	$16,140	$20,533
1/31/2021	$15,333	$20,610	$14,980	$16,048	$20,326
2/28/2021	$15,859	$21,207	$15,306	$16,212	$20,886
3/31/2021	$16,079	$22,010	$15,649	$16,441	$21,801
4/30/2021	$16,493	$23,195	$16,148	$16,921	$22,964
5/31/2021	$16,669	$23,305	$16,305	$17,036	$23,125
6/30/2021	$16,582	$23,889	$16,454	$17,270	$23,665
7/31/2021	$16,620	$24,385	$16,606	$17,497	$24,227
8/31/2021	$16,927	$25,091	$16,862	$17,740	$24,963
9/30/2021	$16,489	$23,938	$16,338	$17,319	$23,802
10/31/2021	$17,069	$25,599	$16,927	$17,835	$25,470
11/30/2021	$16,685	$25,256	$16,648	$17,635	$25,294
12/31/2021	$17,040	$26,279	$17,109	$18,064	$26,427
1/31/2022	$16,195	$24,797	$16,485	$17,354	$25,060
2/28/2022	$15,973	$24,117	$16,209	$17,044	$24,309
3/31/2022	$15,957	$24,931	$16,321	$17,113	$25,212
4/30/2022	$15,015	$22,708	$15,432	$16,075	$23,013
5/31/2022	$15,142	$22,674	$15,490	$16,118	$23,056
6/30/2022	$14,013	$20,775	$14,585	$15,134	$21,152
7/31/2022	$14,820	$22,710	$15,319	$16,066	$23,103
8/31/2022	$14,481	$21,838	$14,879	$15,531	$22,161
9/30/2022	$13,668	$19,817	$13,937	$14,485	$20,120
10/31/2022	$14,122	$21,407	$14,488	$15,055	$21,749
11/30/2022	$14,719	$22,565	$15,172	$15,773	$22,964
12/31/2022	$14,320	$21,252	$14,741	$15,363	$21,641
1/31/2023	$14,858	$22,677	$15,429	$16,161	$23,001
2/28/2023	$14,550	$22,138	$15,053	$15,807	$22,440
3/31/2023	$14,699	$22,838	$15,302	$16,204	$23,263
4/30/2023	$14,834	$23,121	$15,425	$16,393	$23,626
5/31/2023	$14,627	$23,229	$15,286	$16,272	$23,729
6/30/2023	$15,132	$24,797	$15,821	$16,822	$25,297
7/31/2023	$15,427	$25,650	$16,172	$17,153	$26,110
8/31/2023	$15,252	$25,202	$15,933	$16,945	$25,694
9/30/2023	$14,746	$24,017	$15,405	$16,400	$24,469
10/31/2023	$14,452	$23,437	$15,098	$16,057	$23,955
11/30/2023	$15,444	$25,626	$16,046	$17,171	$26,142
12/31/2023	$16,064	$26,891	$16,731	$17,926	$27,330
1/31/2024	$16,265	$27,266	$16,784	$18,022	$27,789
2/29/2024	$16,838	$28,738	$17,184	$18,379	$29,273
3/31/2024	$17,295	$29,659	$17,619	$18,772	$30,215
4/30/2024	$16,738	$28,397	$17,057	$18,227	$28,981
5/31/2024	$17,242	$29,734	$17,594	$18,778	$30,418
6/30/2024	$17,398	$30,718	$17,830	$19,086	$31,509
7/31/2024	$17,746	$31,166	$18,180	$19,463	$31,893
8/31/2024	$18,223	$31,904	$18,490	$19,857	$32,666
9/30/2024	$18,476	$32,586	$18,781	$20,190	$33,364
10/31/2024	$18,343	$32,359	$18,495	$19,852	$33,061
11/30/2024	$19,132	$34,442	$19,152	$20,461	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	23.88%	8.78%	6.70%
Russell 1000 Index	34.40%	15.58%	13.16%
Morningstar Moderate Allocation Average	19.35%	7.70%	6.71%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	7.42%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LABYX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1428-I

01/25

Class P

LABPX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$78	0.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.24%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,910	$9,977	$9,932	$9,930	$9,975
1/31/2015	$9,805	$9,703	$9,856	$9,902	$9,675
2/28/2015	$10,158	$10,263	$10,189	$10,209	$10,231
3/31/2015	$10,104	$10,135	$10,122	$10,147	$10,070
4/30/2015	$10,216	$10,207	$10,189	$10,232	$10,166
5/31/2015	$10,258	$10,341	$10,238	$10,280	$10,297
6/30/2015	$10,046	$10,147	$10,067	$10,109	$10,098
7/31/2015	$9,979	$10,343	$10,137	$10,216	$10,309
8/31/2015	$9,525	$9,720	$9,723	$9,855	$9,687
9/30/2015	$9,257	$9,454	$9,523	$9,667	$9,448
10/31/2015	$9,673	$10,219	$9,971	$10,108	$10,244
11/30/2015	$9,574	$10,253	$9,949	$10,053	$10,275
12/31/2015	$9,370	$10,068	$9,786	$9,906	$10,113
1/31/2016	$8,971	$9,526	$9,467	$9,630	$9,611
2/29/2016	$8,928	$9,523	$9,448	$9,641	$9,598
3/31/2016	$9,411	$10,186	$9,893	$10,085	$10,249
4/30/2016	$9,576	$10,242	$9,998	$10,230	$10,289
5/31/2016	$9,650	$10,421	$10,064	$10,309	$10,474
6/30/2016	$9,672	$10,445	$10,110	$10,362	$10,501
7/31/2016	$9,964	$10,843	$10,378	$10,644	$10,888
8/31/2016	$10,050	$10,857	$10,404	$10,695	$10,903
9/30/2016	$10,120	$10,866	$10,425	$10,724	$10,905
10/31/2016	$10,046	$10,654	$10,272	$10,600	$10,706
11/30/2016	$10,254	$11,074	$10,397	$10,663	$11,103
12/31/2016	$10,428	$11,282	$10,528	$10,826	$11,322
1/31/2017	$10,567	$11,509	$10,687	$10,980	$11,537
2/28/2017	$10,773	$11,954	$10,906	$11,222	$11,995
3/31/2017	$10,759	$11,962	$10,932	$11,251	$12,009
4/30/2017	$10,825	$12,088	$11,152	$11,379	$12,132
5/31/2017	$10,867	$12,242	$11,253	$11,527	$12,303
6/30/2017	$10,921	$12,328	$11,304	$11,557	$12,380
7/31/2017	$11,041	$12,572	$11,472	$11,723	$12,635
8/31/2017	$10,970	$12,611	$11,489	$11,769	$12,673
9/30/2017	$11,162	$12,880	$11,646	$11,903	$12,935
10/31/2017	$11,294	$13,175	$11,768	$12,042	$13,237
11/30/2017	$11,439	$13,577	$11,930	$12,190	$13,642
12/31/2017	$11,504	$13,729	$12,041	$12,288	$13,794
1/31/2018	$11,855	$14,482	$12,377	$12,593	$14,584
2/28/2018	$11,473	$13,950	$11,998	$12,292	$14,046
3/31/2018	$11,401	$13,634	$11,890	$12,168	$13,689
4/30/2018	$11,370	$13,680	$11,912	$12,203	$13,742
5/31/2018	$11,458	$14,029	$12,029	$12,327	$14,073
6/30/2018	$11,412	$14,120	$12,027	$12,349	$14,160
7/31/2018	$11,576	$14,607	$12,262	$12,578	$14,686
8/31/2018	$11,811	$15,111	$12,412	$12,770	$15,165
9/30/2018	$11,866	$15,168	$12,405	$12,791	$15,251
10/31/2018	$11,083	$14,095	$11,786	$12,255	$14,209
11/30/2018	$11,167	$14,382	$11,924	$12,353	$14,498
12/31/2018	$10,471	$13,072	$11,335	$11,857	$13,189
1/31/2019	$11,221	$14,167	$11,972	$12,480	$14,246
2/28/2019	$11,571	$14,647	$12,204	$12,720	$14,704
3/31/2019	$11,621	$14,902	$12,345	$12,917	$14,989
4/30/2019	$11,914	$15,504	$12,620	$13,200	$15,596
5/31/2019	$11,512	$14,516	$12,187	$12,839	$14,605
6/30/2019	$11,961	$15,535	$12,709	$13,387	$15,635
7/31/2019	$12,040	$15,776	$12,784	$13,476	$15,859
8/31/2019	$11,890	$15,487	$12,702	$13,458	$15,608
9/30/2019	$11,902	$15,756	$12,829	$13,577	$15,900
10/31/2019	$12,018	$16,089	$12,979	$13,760	$16,245
11/30/2019	$12,275	$16,698	$13,215	$13,989	$16,834
12/31/2019	$12,568	$17,180	$13,478	$14,252	$17,342
1/31/2020	$12,514	$17,198	$13,449	$14,311	$17,335
2/29/2020	$11,991	$15,793	$12,807	$13,747	$15,908
3/31/2020	$10,443	$13,706	$11,495	$12,490	$13,944
4/30/2020	$11,267	$15,517	$12,358	$13,394	$15,731
5/31/2020	$11,928	$16,336	$12,789	$13,876	$16,480
6/30/2020	$12,357	$16,697	$12,994	$14,099	$16,808
7/31/2020	$12,886	$17,675	$13,481	$14,659	$17,756
8/31/2020	$13,380	$18,972	$13,933	$15,159	$19,032
9/30/2020	$13,154	$18,278	$13,635	$14,865	$18,309
10/31/2020	$13,082	$17,838	$13,453	$14,656	$17,822
11/30/2020	$14,344	$19,938	$14,542	$15,734	$19,773
12/31/2020	$14,960	$20,781	$15,020	$16,140	$20,533
1/31/2021	$14,920	$20,610	$14,980	$16,048	$20,326
2/28/2021	$15,429	$21,207	$15,306	$16,212	$20,886
3/31/2021	$15,626	$22,010	$15,649	$16,441	$21,801
4/30/2021	$16,024	$23,195	$16,148	$16,921	$22,964
5/31/2021	$16,191	$23,305	$16,305	$17,036	$23,125
6/30/2021	$16,100	$23,889	$16,454	$17,270	$23,665
7/31/2021	$16,130	$24,385	$16,606	$17,497	$24,227
8/31/2021	$16,424	$25,091	$16,862	$17,740	$24,963
9/30/2021	$15,990	$23,938	$16,338	$17,319	$23,802
10/31/2021	$16,550	$25,599	$16,927	$17,835	$25,470
11/30/2021	$16,169	$25,256	$16,648	$17,635	$25,294
12/31/2021	$16,497	$26,279	$17,109	$18,064	$26,427
1/31/2022	$15,682	$24,797	$16,485	$17,354	$25,060
2/28/2022	$15,458	$24,117	$16,209	$17,044	$24,309
3/31/2022	$15,450	$24,931	$16,321	$17,113	$25,212
4/30/2022	$14,514	$22,708	$15,432	$16,075	$23,013
5/31/2022	$14,646	$22,674	$15,490	$16,118	$23,056
6/30/2022	$13,542	$20,775	$14,585	$15,134	$21,152
7/31/2022	$14,322	$22,710	$15,319	$16,066	$23,103
8/31/2022	$13,986	$21,838	$14,879	$15,531	$22,161
9/30/2022	$13,191	$19,817	$13,937	$14,485	$20,120
10/31/2022	$13,642	$21,407	$14,488	$15,055	$21,749
11/30/2022	$14,202	$22,565	$15,172	$15,773	$22,964
12/31/2022	$13,811	$21,252	$14,741	$15,363	$21,641
1/31/2023	$14,313	$22,677	$15,429	$16,161	$23,001
2/28/2023	$14,023	$22,138	$15,053	$15,807	$22,440
3/31/2023	$14,162	$22,838	$15,302	$16,204	$23,263
4/30/2023	$14,288	$23,121	$15,425	$16,393	$23,626
5/31/2023	$14,082	$23,229	$15,286	$16,272	$23,729
6/30/2023	$14,551	$24,797	$15,821	$16,822	$25,297
7/31/2023	$14,832	$25,650	$16,172	$17,153	$26,110
8/31/2023	$14,671	$25,202	$15,933	$16,945	$25,694
9/30/2023	$14,162	$24,017	$15,405	$16,400	$24,469
10/31/2023	$13,886	$23,437	$15,098	$16,057	$23,955
11/30/2023	$14,839	$25,626	$16,046	$17,171	$26,142
12/31/2023	$15,429	$26,891	$16,731	$17,926	$27,330
1/31/2024	$15,602	$27,266	$16,784	$18,022	$27,789
2/29/2024	$16,149	$28,738	$17,184	$18,379	$29,273
3/31/2024	$16,585	$29,659	$17,619	$18,772	$30,215
4/30/2024	$16,041	$28,397	$17,057	$18,227	$28,981
5/31/2024	$16,506	$29,734	$17,594	$18,778	$30,418
6/30/2024	$16,651	$30,718	$17,830	$19,086	$31,509
7/31/2024	$16,993	$31,166	$18,180	$19,463	$31,893
8/31/2024	$17,432	$31,904	$18,490	$19,857	$32,666
9/30/2024	$17,670	$32,586	$18,781	$20,190	$33,364
10/31/2024	$17,534	$32,359	$18,495	$19,852	$33,061
11/30/2024	$18,288	$34,442	$19,152	$20,461	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	23.24%	8.30%	6.22%
Russell 1000 Index	34.40%	15.58%	13.16%
Morningstar Moderate Allocation Average	19.35%	7.70%	6.71%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	7.42%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LABPX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-582-P

01/25

Class R2

BLAQX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$95	0.85%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.16%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,901	$9,977	$9,932	$9,930	$9,975
1/31/2015	$9,805	$9,703	$9,856	$9,902	$9,675
2/28/2015	$10,150	$10,263	$10,189	$10,209	$10,231
3/31/2015	$10,103	$10,135	$10,122	$10,147	$10,070
4/30/2015	$10,211	$10,207	$10,189	$10,232	$10,166
5/31/2015	$10,243	$10,341	$10,238	$10,280	$10,297
6/30/2015	$10,034	$10,147	$10,067	$10,109	$10,098
7/31/2015	$9,959	$10,343	$10,137	$10,216	$10,309
8/31/2015	$9,514	$9,720	$9,723	$9,855	$9,687
9/30/2015	$9,250	$9,454	$9,523	$9,667	$9,448
10/31/2015	$9,656	$10,219	$9,971	$10,108	$10,244
11/30/2015	$9,559	$10,253	$9,949	$10,053	$10,275
12/31/2015	$9,347	$10,068	$9,786	$9,906	$10,113
1/31/2016	$8,948	$9,526	$9,467	$9,630	$9,611
2/29/2016	$8,915	$9,523	$9,448	$9,641	$9,598
3/31/2016	$9,392	$10,186	$9,893	$10,085	$10,249
4/30/2016	$9,553	$10,242	$9,998	$10,230	$10,289
5/31/2016	$9,623	$10,421	$10,064	$10,309	$10,474
6/30/2016	$9,653	$10,445	$10,110	$10,362	$10,501
7/31/2016	$9,944	$10,843	$10,378	$10,644	$10,888
8/31/2016	$10,026	$10,857	$10,404	$10,695	$10,903
9/30/2016	$10,093	$10,866	$10,425	$10,724	$10,905
10/31/2016	$10,010	$10,654	$10,272	$10,600	$10,706
11/30/2016	$10,221	$11,074	$10,397	$10,663	$11,103
12/31/2016	$10,398	$11,282	$10,528	$10,826	$11,322
1/31/2017	$10,532	$11,509	$10,687	$10,980	$11,537
2/28/2017	$10,740	$11,954	$10,906	$11,222	$11,995
3/31/2017	$10,725	$11,962	$10,932	$11,251	$12,009
4/30/2017	$10,788	$12,088	$11,152	$11,379	$12,132
5/31/2017	$10,827	$12,242	$11,253	$11,527	$12,303
6/30/2017	$10,877	$12,328	$11,304	$11,557	$12,380
7/31/2017	$11,002	$12,572	$11,472	$11,723	$12,635
8/31/2017	$10,922	$12,611	$11,489	$11,769	$12,673
9/30/2017	$11,116	$12,880	$11,646	$11,903	$12,935
10/31/2017	$11,242	$13,175	$11,768	$12,042	$13,237
11/30/2017	$11,382	$13,577	$11,930	$12,190	$13,642
12/31/2017	$11,453	$13,729	$12,041	$12,288	$13,794
1/31/2018	$11,801	$14,482	$12,377	$12,593	$14,584
2/28/2018	$11,419	$13,950	$11,998	$12,292	$14,046
3/31/2018	$11,347	$13,634	$11,890	$12,168	$13,689
4/30/2018	$11,316	$13,680	$11,912	$12,203	$13,742
5/31/2018	$11,399	$14,029	$12,029	$12,327	$14,073
6/30/2018	$11,353	$14,120	$12,027	$12,349	$14,160
7/31/2018	$11,511	$14,607	$12,262	$12,578	$14,686
8/31/2018	$11,737	$15,111	$12,412	$12,770	$15,165
9/30/2018	$11,799	$15,168	$12,405	$12,791	$15,251
10/31/2018	$11,020	$14,095	$11,786	$12,255	$14,209
11/30/2018	$11,099	$14,382	$11,924	$12,353	$14,498
12/31/2018	$10,404	$13,072	$11,335	$11,857	$13,189
1/31/2019	$11,158	$14,167	$11,972	$12,480	$14,246
2/28/2019	$11,496	$14,647	$12,204	$12,720	$14,704
3/31/2019	$11,553	$14,902	$12,345	$12,917	$14,989
4/30/2019	$11,835	$15,504	$12,620	$13,200	$15,596
5/31/2019	$11,434	$14,516	$12,187	$12,839	$14,605
6/30/2019	$11,877	$15,535	$12,709	$13,387	$15,635
7/31/2019	$11,962	$15,776	$12,784	$13,476	$15,859
8/31/2019	$11,805	$15,487	$12,702	$13,458	$15,608
9/30/2019	$11,815	$15,756	$12,829	$13,577	$15,900
10/31/2019	$11,935	$16,089	$12,979	$13,760	$16,245
11/30/2019	$12,193	$16,698	$13,215	$13,989	$16,834
12/31/2019	$12,474	$17,180	$13,478	$14,252	$17,342
1/31/2020	$12,419	$17,198	$13,449	$14,311	$17,335
2/29/2020	$11,891	$15,793	$12,807	$13,747	$15,908
3/31/2020	$10,354	$13,706	$11,495	$12,490	$13,944
4/30/2020	$11,180	$15,517	$12,358	$13,394	$15,731
5/31/2020	$11,836	$16,336	$12,789	$13,876	$16,480
6/30/2020	$12,248	$16,697	$12,994	$14,099	$16,808
7/31/2020	$12,775	$17,675	$13,481	$14,659	$17,756
8/31/2020	$13,270	$18,972	$13,933	$15,159	$19,032
9/30/2020	$13,040	$18,278	$13,635	$14,865	$18,309
10/31/2020	$12,959	$17,838	$13,453	$14,656	$17,822
11/30/2020	$14,215	$19,938	$14,542	$15,734	$19,773
12/31/2020	$14,827	$20,781	$15,020	$16,140	$20,533
1/31/2021	$14,776	$20,610	$14,980	$16,048	$20,326
2/28/2021	$15,274	$21,207	$15,306	$16,212	$20,886
3/31/2021	$15,472	$22,010	$15,649	$16,441	$21,801
4/30/2021	$15,864	$23,195	$16,148	$16,921	$22,964
5/31/2021	$16,032	$23,305	$16,305	$17,036	$23,125
6/30/2021	$15,943	$23,889	$16,454	$17,270	$23,665
7/31/2021	$15,970	$24,385	$16,606	$17,497	$24,227
8/31/2021	$16,261	$25,091	$16,862	$17,740	$24,963
9/30/2021	$15,831	$23,938	$16,338	$17,319	$23,802
10/31/2021	$16,378	$25,599	$16,927	$17,835	$25,470
11/30/2021	$15,999	$25,256	$16,648	$17,635	$25,294
12/31/2021	$16,322	$26,279	$17,109	$18,064	$26,427
1/31/2022	$15,516	$24,797	$16,485	$17,354	$25,060
2/28/2022	$15,302	$24,117	$16,209	$17,044	$24,309
3/31/2022	$15,278	$24,931	$16,321	$17,113	$25,212
4/30/2022	$14,357	$22,708	$15,432	$16,075	$23,013
5/31/2022	$14,482	$22,674	$15,490	$16,118	$23,056
6/30/2022	$13,387	$20,775	$14,585	$15,134	$21,152
7/31/2022	$14,155	$22,710	$15,319	$16,066	$23,103
8/31/2022	$13,820	$21,838	$14,879	$15,531	$22,161
9/30/2022	$13,034	$19,817	$13,937	$14,485	$20,120
10/31/2022	$13,475	$21,407	$14,488	$15,055	$21,749
11/30/2022	$14,032	$22,565	$15,172	$15,773	$22,964
12/31/2022	$13,644	$21,252	$14,741	$15,363	$21,641
1/31/2023	$14,147	$22,677	$15,429	$16,161	$23,001
2/28/2023	$13,855	$22,138	$15,053	$15,807	$22,440
3/31/2023	$13,986	$22,838	$15,302	$16,204	$23,263
4/30/2023	$14,104	$23,121	$15,425	$16,393	$23,626
5/31/2023	$13,906	$23,229	$15,286	$16,272	$23,729
6/30/2023	$14,365	$24,797	$15,821	$16,822	$25,297
7/31/2023	$14,644	$25,650	$16,172	$17,153	$26,110
8/31/2023	$14,475	$25,202	$15,933	$16,945	$25,694
9/30/2023	$13,976	$24,017	$15,405	$16,400	$24,469
10/31/2023	$13,698	$23,437	$15,098	$16,057	$23,955
11/30/2023	$14,629	$25,626	$16,046	$17,171	$26,142
12/31/2023	$15,219	$26,891	$16,731	$17,926	$27,330
1/31/2024	$15,395	$27,266	$16,784	$18,022	$27,789
2/29/2024	$15,927	$28,738	$17,184	$18,379	$29,273
3/31/2024	$16,352	$29,659	$17,619	$18,772	$30,215
4/30/2024	$15,819	$28,397	$17,057	$18,227	$28,981
5/31/2024	$16,286	$29,734	$17,594	$18,778	$30,418
6/30/2024	$16,421	$30,718	$17,830	$19,086	$31,509
7/31/2024	$16,744	$31,166	$18,180	$19,463	$31,893
8/31/2024	$17,186	$31,904	$18,490	$19,857	$32,666
9/30/2024	$17,410	$32,586	$18,781	$20,190	$33,364
10/31/2024	$17,291	$32,359	$18,495	$19,852	$33,061
11/30/2024	$18,018	$34,442	$19,152	$20,461	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	23.16%	8.12%	6.06%
Russell 1000 Index	34.40%	15.58%	13.16%
Morningstar Moderate Allocation Average	19.35%	7.70%	6.71%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	7.42%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

BLAQX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1084-R2

01/25

Class R3

BLARX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$84	0.75%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.22%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,910	$9,977	$9,932	$9,930	$9,975
1/31/2015	$9,805	$9,703	$9,856	$9,902	$9,675
2/28/2015	$10,157	$10,263	$10,189	$10,209	$10,231
3/31/2015	$10,103	$10,135	$10,122	$10,147	$10,070
4/30/2015	$10,214	$10,207	$10,189	$10,232	$10,166
5/31/2015	$10,255	$10,341	$10,238	$10,280	$10,297
6/30/2015	$10,043	$10,147	$10,067	$10,109	$10,098
7/31/2015	$9,976	$10,343	$10,137	$10,216	$10,309
8/31/2015	$9,523	$9,720	$9,723	$9,855	$9,687
9/30/2015	$9,255	$9,454	$9,523	$9,667	$9,448
10/31/2015	$9,670	$10,219	$9,971	$10,108	$10,244
11/30/2015	$9,572	$10,253	$9,949	$10,053	$10,275
12/31/2015	$9,367	$10,068	$9,786	$9,906	$10,113
1/31/2016	$8,969	$9,526	$9,467	$9,630	$9,611
2/29/2016	$8,927	$9,523	$9,448	$9,641	$9,598
3/31/2016	$9,408	$10,186	$9,893	$10,085	$10,249
4/30/2016	$9,563	$10,242	$9,998	$10,230	$10,289
5/31/2016	$9,645	$10,421	$10,064	$10,309	$10,474
6/30/2016	$9,668	$10,445	$10,110	$10,362	$10,501
7/31/2016	$9,959	$10,843	$10,378	$10,644	$10,888
8/31/2016	$10,044	$10,857	$10,404	$10,695	$10,903
9/30/2016	$10,114	$10,866	$10,425	$10,724	$10,905
10/31/2016	$10,039	$10,654	$10,272	$10,600	$10,706
11/30/2016	$10,246	$11,074	$10,397	$10,663	$11,103
12/31/2016	$10,420	$11,282	$10,528	$10,826	$11,322
1/31/2017	$10,557	$11,509	$10,687	$10,980	$11,537
2/28/2017	$10,762	$11,954	$10,906	$11,222	$11,995
3/31/2017	$10,748	$11,962	$10,932	$11,251	$12,009
4/30/2017	$10,823	$12,088	$11,152	$11,379	$12,132
5/31/2017	$10,855	$12,242	$11,253	$11,527	$12,303
6/30/2017	$10,909	$12,328	$11,304	$11,557	$12,380
7/31/2017	$11,038	$12,572	$11,472	$11,723	$12,635
8/31/2017	$10,957	$12,611	$11,489	$11,769	$12,673
9/30/2017	$11,148	$12,880	$11,646	$11,903	$12,935
10/31/2017	$11,279	$13,175	$11,768	$12,042	$13,237
11/30/2017	$11,424	$13,577	$11,930	$12,190	$13,642
12/31/2017	$11,488	$13,729	$12,041	$12,288	$13,794
1/31/2018	$11,847	$14,482	$12,377	$12,593	$14,584
2/28/2018	$11,465	$13,950	$11,998	$12,292	$14,046
3/31/2018	$11,393	$13,634	$11,890	$12,168	$13,689
4/30/2018	$11,362	$13,680	$11,912	$12,203	$13,742
5/31/2018	$11,449	$14,029	$12,029	$12,327	$14,073
6/30/2018	$11,403	$14,120	$12,027	$12,349	$14,160
7/31/2018	$11,556	$14,607	$12,262	$12,578	$14,686
8/31/2018	$11,799	$15,111	$12,412	$12,770	$15,165
9/30/2018	$11,855	$15,168	$12,405	$12,791	$15,251
10/31/2018	$11,074	$14,095	$11,786	$12,255	$14,209
11/30/2018	$11,157	$14,382	$11,924	$12,353	$14,498
12/31/2018	$10,463	$13,072	$11,335	$11,857	$13,189
1/31/2019	$11,220	$14,167	$11,972	$12,480	$14,246
2/28/2019	$11,558	$14,647	$12,204	$12,720	$14,704
3/31/2019	$11,607	$14,902	$12,345	$12,917	$14,989
4/30/2019	$11,899	$15,504	$12,620	$13,200	$15,596
5/31/2019	$11,498	$14,516	$12,187	$12,839	$14,605
6/30/2019	$11,944	$15,535	$12,709	$13,387	$15,635
7/31/2019	$12,033	$15,776	$12,784	$13,476	$15,859
8/31/2019	$11,873	$15,487	$12,702	$13,458	$15,608
9/30/2019	$11,885	$15,756	$12,829	$13,577	$15,900
10/31/2019	$12,010	$16,089	$12,979	$13,760	$16,245
11/30/2019	$12,265	$16,698	$13,215	$13,989	$16,834
12/31/2019	$12,546	$17,180	$13,478	$14,252	$17,342
1/31/2020	$12,491	$17,198	$13,449	$14,311	$17,335
2/29/2020	$11,970	$15,793	$12,807	$13,747	$15,908
3/31/2020	$10,428	$13,706	$11,495	$12,490	$13,944
4/30/2020	$11,249	$15,517	$12,358	$13,394	$15,731
5/31/2020	$11,916	$16,336	$12,789	$13,876	$16,480
6/30/2020	$12,332	$16,697	$12,994	$14,099	$16,808
7/31/2020	$12,869	$17,675	$13,481	$14,659	$17,756
8/31/2020	$13,360	$18,972	$13,933	$15,159	$19,032
9/30/2020	$13,135	$18,278	$13,635	$14,865	$18,309
10/31/2020	$13,063	$17,838	$13,453	$14,656	$17,822
11/30/2020	$14,318	$19,938	$14,542	$15,734	$19,773
12/31/2020	$14,930	$20,781	$15,020	$16,140	$20,533
1/31/2021	$14,890	$20,610	$14,980	$16,048	$20,326
2/28/2021	$15,395	$21,207	$15,306	$16,212	$20,886
3/31/2021	$15,591	$22,010	$15,649	$16,441	$21,801
4/30/2021	$15,986	$23,195	$16,148	$16,921	$22,964
5/31/2021	$16,151	$23,305	$16,305	$17,036	$23,125
6/30/2021	$16,071	$23,889	$16,454	$17,270	$23,665
7/31/2021	$16,101	$24,385	$16,606	$17,497	$24,227
8/31/2021	$16,392	$25,091	$16,862	$17,740	$24,963
9/30/2021	$15,960	$23,938	$16,338	$17,319	$23,802
10/31/2021	$16,516	$25,599	$16,927	$17,835	$25,470
11/30/2021	$16,125	$25,256	$16,648	$17,635	$25,294
12/31/2021	$16,462	$26,279	$17,109	$18,064	$26,427
1/31/2022	$15,638	$24,797	$16,485	$17,354	$25,060
2/28/2022	$15,431	$24,117	$16,209	$17,044	$24,309
3/31/2022	$15,408	$24,931	$16,321	$17,113	$25,212
4/30/2022	$14,477	$22,708	$15,432	$16,075	$23,013
5/31/2022	$14,608	$22,674	$15,490	$16,118	$23,056
6/30/2022	$13,510	$20,775	$14,585	$15,134	$21,152
7/31/2022	$14,284	$22,710	$15,319	$16,066	$23,103
8/31/2022	$13,950	$21,838	$14,879	$15,531	$22,161
9/30/2022	$13,160	$19,817	$13,937	$14,485	$20,120
10/31/2022	$13,593	$21,407	$14,488	$15,055	$21,749
11/30/2022	$14,162	$22,565	$15,172	$15,773	$22,964
12/31/2022	$13,773	$21,252	$14,741	$15,363	$21,641
1/31/2023	$14,271	$22,677	$15,429	$16,161	$23,001
2/28/2023	$13,983	$22,138	$15,053	$15,807	$22,440
3/31/2023	$14,120	$22,838	$15,302	$16,204	$23,263
4/30/2023	$14,245	$23,121	$15,425	$16,393	$23,626
5/31/2023	$14,040	$23,229	$15,286	$16,272	$23,729
6/30/2023	$14,506	$24,797	$15,821	$16,822	$25,297
7/31/2023	$14,784	$25,650	$16,172	$17,153	$26,110
8/31/2023	$14,623	$25,202	$15,933	$16,945	$25,694
9/30/2023	$14,117	$24,017	$15,405	$16,400	$24,469
10/31/2023	$13,842	$23,437	$15,098	$16,057	$23,955
11/30/2023	$14,789	$25,626	$16,046	$17,171	$26,142
12/31/2023	$15,378	$26,891	$16,731	$17,926	$27,330
1/31/2024	$15,564	$27,266	$16,784	$18,022	$27,789
2/29/2024	$16,092	$28,738	$17,184	$18,379	$29,273
3/31/2024	$16,524	$29,659	$17,619	$18,772	$30,215
4/30/2024	$15,983	$28,397	$17,057	$18,227	$28,981
5/31/2024	$16,459	$29,734	$17,594	$18,778	$30,418
6/30/2024	$16,601	$30,718	$17,830	$19,086	$31,509
7/31/2024	$16,926	$31,166	$18,180	$19,463	$31,893
8/31/2024	$17,375	$31,904	$18,490	$19,857	$32,666
9/30/2024	$17,611	$32,586	$18,781	$20,190	$33,364
10/31/2024	$17,475	$32,359	$18,495	$19,852	$33,061
11/30/2024	$18,223	$34,442	$19,152	$20,461	$35,002

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	23.22%	8.24%	6.18%
Russell 1000 Index	34.40%	15.58%	13.16%
Morningstar Moderate Allocation Average	19.35%	7.70%	6.71%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	7.42%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	13.35%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

BLARX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-2058-R3

01/25

Class R4

BLASX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$56	0.50%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.58%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,935	$10,193	$10,070	$10,106	$10,210
8/31/2015	$9,487	$9,580	$9,658	$9,749	$9,594
9/30/2015	$9,230	$9,317	$9,460	$9,563	$9,356
10/31/2015	$9,636	$10,071	$9,904	$9,999	$10,145
11/30/2015	$9,540	$10,104	$9,883	$9,945	$10,176
12/31/2015	$9,339	$9,922	$9,721	$9,799	$10,015
1/31/2016	$8,944	$9,388	$9,404	$9,527	$9,518
2/29/2016	$8,903	$9,385	$9,385	$9,537	$9,505
3/31/2016	$9,384	$10,039	$9,827	$9,977	$10,150
4/30/2016	$9,550	$10,093	$9,931	$10,120	$10,189
5/31/2016	$9,625	$10,270	$9,997	$10,198	$10,372
6/30/2016	$9,658	$10,293	$10,043	$10,250	$10,399
7/31/2016	$9,950	$10,686	$10,309	$10,530	$10,783
8/31/2016	$10,037	$10,700	$10,334	$10,580	$10,798
9/30/2016	$10,108	$10,708	$10,356	$10,608	$10,800
10/31/2016	$10,036	$10,499	$10,204	$10,486	$10,603
11/30/2016	$10,245	$10,913	$10,328	$10,548	$10,996
12/31/2016	$10,420	$11,118	$10,458	$10,710	$11,213
1/31/2017	$10,560	$11,342	$10,616	$10,862	$11,426
2/28/2017	$10,767	$11,781	$10,833	$11,102	$11,879
3/31/2017	$10,756	$11,788	$10,859	$11,130	$11,893
4/30/2017	$10,833	$11,913	$11,078	$11,257	$12,015
5/31/2017	$10,868	$12,065	$11,178	$11,403	$12,184
6/30/2017	$10,923	$12,149	$11,228	$11,432	$12,260
7/31/2017	$11,046	$12,390	$11,396	$11,597	$12,512
8/31/2017	$10,977	$12,429	$11,412	$11,642	$12,551
9/30/2017	$11,170	$12,693	$11,569	$11,775	$12,810
10/31/2017	$11,304	$12,985	$11,689	$11,912	$13,109
11/30/2017	$11,451	$13,381	$11,851	$12,059	$13,511
12/31/2017	$11,517	$13,530	$11,961	$12,156	$13,661
1/31/2018	$11,879	$14,272	$12,294	$12,458	$14,443
2/28/2018	$11,490	$13,748	$11,918	$12,160	$13,911
3/31/2018	$11,421	$13,436	$11,811	$12,037	$13,557
4/30/2018	$11,402	$13,482	$11,832	$12,072	$13,609
5/31/2018	$11,481	$13,826	$11,948	$12,195	$13,937
6/30/2018	$11,437	$13,916	$11,946	$12,216	$14,023
7/31/2018	$11,603	$14,396	$12,180	$12,443	$14,544
8/31/2018	$11,849	$14,892	$12,329	$12,632	$15,018
9/30/2018	$11,907	$14,948	$12,322	$12,653	$15,104
10/31/2018	$11,128	$13,891	$11,708	$12,123	$14,072
11/30/2018	$11,203	$14,173	$11,845	$12,220	$14,358
12/31/2018	$10,509	$12,882	$11,259	$11,730	$13,062
1/31/2019	$11,271	$13,962	$11,892	$12,345	$14,109
2/28/2019	$11,612	$14,435	$12,122	$12,584	$14,562
3/31/2019	$11,675	$14,686	$12,262	$12,778	$14,845
4/30/2019	$11,959	$15,279	$12,536	$13,058	$15,446
5/31/2019	$11,559	$14,305	$12,106	$12,701	$14,464
6/30/2019	$12,019	$15,310	$12,624	$13,243	$15,483
7/31/2019	$12,101	$15,548	$12,698	$13,331	$15,706
8/31/2019	$11,953	$15,263	$12,617	$13,313	$15,457
9/30/2019	$11,956	$15,527	$12,744	$13,431	$15,746
10/31/2019	$12,084	$15,856	$12,893	$13,612	$16,087
11/30/2019	$12,344	$16,456	$13,127	$13,839	$16,671
12/31/2019	$12,639	$16,931	$13,388	$14,099	$17,175
1/31/2020	$12,587	$16,949	$13,359	$14,157	$17,168
2/29/2020	$12,055	$15,564	$12,722	$13,599	$15,755
3/31/2020	$10,496	$13,507	$11,419	$12,356	$13,809
4/30/2020	$11,335	$15,292	$12,276	$13,250	$15,579
5/31/2020	$12,008	$16,099	$12,704	$13,727	$16,321
6/30/2020	$12,429	$16,455	$12,907	$13,947	$16,645
7/31/2020	$12,972	$17,419	$13,391	$14,502	$17,584
8/31/2020	$13,480	$18,697	$13,840	$14,996	$18,848
9/30/2020	$13,245	$18,014	$13,544	$14,705	$18,132
10/31/2020	$13,175	$17,579	$13,363	$14,498	$17,650
11/30/2020	$14,453	$19,649	$14,445	$15,565	$19,582
12/31/2020	$15,074	$20,480	$14,920	$15,967	$20,335
1/31/2021	$15,024	$20,311	$14,880	$15,875	$20,129
2/28/2021	$15,548	$20,900	$15,204	$16,037	$20,684
3/31/2021	$15,749	$21,691	$15,545	$16,264	$21,590
4/30/2021	$16,151	$22,859	$16,040	$16,739	$22,742
5/31/2021	$16,320	$22,967	$16,196	$16,853	$22,901
6/30/2021	$16,231	$23,543	$16,344	$17,084	$23,436
7/31/2021	$16,276	$24,032	$16,496	$17,309	$23,993
8/31/2021	$16,562	$24,727	$16,750	$17,549	$24,722
9/30/2021	$16,130	$23,591	$16,229	$17,133	$23,572
10/31/2021	$16,694	$25,228	$16,815	$17,643	$25,224
11/30/2021	$16,315	$24,890	$16,537	$17,445	$25,049
12/31/2021	$16,658	$25,898	$16,995	$17,870	$26,172
1/31/2022	$15,830	$24,438	$16,375	$17,167	$24,817
2/28/2022	$15,609	$23,767	$16,101	$16,860	$24,074
3/31/2022	$15,590	$24,569	$16,212	$16,929	$24,968
4/30/2022	$14,666	$22,379	$15,329	$15,902	$22,791
5/31/2022	$14,788	$22,345	$15,387	$15,945	$22,833
6/30/2022	$13,682	$20,474	$14,487	$14,971	$20,948
7/31/2022	$14,467	$22,381	$15,217	$15,893	$22,879
8/31/2022	$14,133	$21,521	$14,780	$15,364	$21,946
9/30/2022	$13,337	$19,530	$13,844	$14,330	$19,925
10/31/2022	$13,791	$21,096	$14,392	$14,893	$21,538
11/30/2022	$14,356	$22,238	$15,071	$15,603	$22,742
12/31/2022	$13,965	$20,945	$14,643	$15,198	$21,432
1/31/2023	$14,486	$22,349	$15,326	$15,988	$22,778
2/28/2023	$14,196	$21,817	$14,952	$15,637	$22,223
3/31/2023	$14,325	$22,507	$15,200	$16,030	$23,038
4/30/2023	$14,453	$22,786	$15,322	$16,217	$23,398
5/31/2023	$14,263	$22,892	$15,184	$16,097	$23,500
6/30/2023	$14,738	$24,438	$15,716	$16,641	$25,053
7/31/2023	$15,022	$25,279	$16,065	$16,968	$25,857
8/31/2023	$14,863	$24,836	$15,827	$16,762	$25,446
9/30/2023	$14,353	$23,669	$15,302	$16,224	$24,232
10/31/2023	$14,064	$23,097	$14,998	$15,884	$23,723
11/30/2023	$15,026	$25,254	$15,939	$16,986	$25,889
12/31/2023	$15,641	$26,501	$16,619	$17,733	$27,066
1/31/2024	$15,818	$26,871	$16,672	$17,828	$27,520
2/29/2024	$16,372	$28,322	$17,070	$18,181	$28,990
3/31/2024	$16,814	$29,230	$17,502	$18,570	$29,923
4/30/2024	$16,268	$27,986	$16,943	$18,031	$28,700
5/31/2024	$16,755	$29,304	$17,477	$18,576	$30,124
6/30/2024	$16,903	$30,274	$17,711	$18,881	$31,204
7/31/2024	$17,237	$30,714	$18,058	$19,253	$31,584
8/31/2024	$17,697	$31,442	$18,367	$19,643	$32,350
9/30/2024	$17,940	$32,114	$18,656	$19,973	$33,041
10/31/2024	$17,806	$31,890	$18,372	$19,639	$32,742
11/30/2024	$18,569	$33,943	$19,024	$20,241	$34,664

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	23.58%	8.51%	6.79%
Russell 1000 Index	34.40%	15.58%	13.85%
Morningstar Moderate Allocation Average	19.35%	7.70%	7.07%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	7.77%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

BLASX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8710-R4

01/25

Class R5

BLATX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$28	0.25%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.81%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,938	$10,193	$10,070	$10,106	$10,210
8/31/2015	$9,490	$9,580	$9,658	$9,749	$9,594
9/30/2015	$9,236	$9,317	$9,460	$9,563	$9,356
10/31/2015	$9,645	$10,071	$9,904	$9,999	$10,145
11/30/2015	$9,550	$10,104	$9,883	$9,945	$10,176
12/31/2015	$9,349	$9,922	$9,721	$9,799	$10,015
1/31/2016	$8,956	$9,388	$9,404	$9,527	$9,518
2/29/2016	$8,917	$9,385	$9,385	$9,537	$9,505
3/31/2016	$9,400	$10,039	$9,827	$9,977	$10,150
4/30/2016	$9,568	$10,093	$9,931	$10,120	$10,189
5/31/2016	$9,645	$10,270	$9,997	$10,198	$10,372
6/30/2016	$9,680	$10,293	$10,043	$10,250	$10,399
7/31/2016	$9,975	$10,686	$10,309	$10,530	$10,783
8/31/2016	$10,064	$10,700	$10,334	$10,580	$10,798
9/30/2016	$10,138	$10,708	$10,356	$10,608	$10,800
10/31/2016	$10,063	$10,499	$10,204	$10,486	$10,603
11/30/2016	$10,284	$10,913	$10,328	$10,548	$10,996
12/31/2016	$10,461	$11,118	$10,458	$10,710	$11,213
1/31/2017	$10,595	$11,342	$10,616	$10,862	$11,426
2/28/2017	$10,813	$11,781	$10,833	$11,102	$11,879
3/31/2017	$10,803	$11,788	$10,859	$11,130	$11,893
4/30/2017	$10,873	$11,913	$11,078	$11,257	$12,015
5/31/2017	$10,919	$12,065	$11,178	$11,403	$12,184
6/30/2017	$10,977	$12,149	$11,228	$11,432	$12,260
7/31/2017	$11,102	$12,390	$11,396	$11,597	$12,512
8/31/2017	$11,035	$12,429	$11,412	$11,642	$12,551
9/30/2017	$11,231	$12,693	$11,569	$11,775	$12,810
10/31/2017	$11,367	$12,985	$11,689	$11,912	$13,109
11/30/2017	$11,517	$13,381	$11,851	$12,059	$13,511
12/31/2017	$11,586	$13,530	$11,961	$12,156	$13,661
1/31/2018	$11,952	$14,272	$12,294	$12,458	$14,443
2/28/2018	$11,563	$13,748	$11,918	$12,160	$13,911
3/31/2018	$11,495	$13,436	$11,811	$12,037	$13,557
4/30/2018	$11,478	$13,482	$11,832	$12,072	$13,609
5/31/2018	$11,561	$13,826	$11,948	$12,195	$13,937
6/30/2018	$11,519	$13,916	$11,946	$12,216	$14,023
7/31/2018	$11,688	$14,396	$12,180	$12,443	$14,544
8/31/2018	$11,938	$14,892	$12,329	$12,632	$15,018
9/30/2018	$11,999	$14,948	$12,322	$12,653	$15,104
10/31/2018	$11,207	$13,891	$11,708	$12,123	$14,072
11/30/2018	$11,305	$14,173	$11,845	$12,220	$14,358
12/31/2018	$10,598	$12,882	$11,259	$11,730	$13,062
1/31/2019	$11,368	$13,962	$11,892	$12,345	$14,109
2/28/2019	$11,714	$14,435	$12,122	$12,584	$14,562
3/31/2019	$11,779	$14,686	$12,262	$12,778	$14,845
4/30/2019	$12,079	$15,279	$12,536	$13,058	$15,446
5/31/2019	$11,667	$14,305	$12,106	$12,701	$14,464
6/30/2019	$12,133	$15,310	$12,624	$13,243	$15,483
7/31/2019	$12,219	$15,548	$12,698	$13,331	$15,706
8/31/2019	$12,072	$15,263	$12,617	$13,313	$15,457
9/30/2019	$12,078	$15,527	$12,744	$13,431	$15,746
10/31/2019	$12,210	$15,856	$12,893	$13,612	$16,087
11/30/2019	$12,485	$16,456	$13,127	$13,839	$16,671
12/31/2019	$12,774	$16,931	$13,388	$14,099	$17,175
1/31/2020	$12,725	$16,949	$13,359	$14,157	$17,168
2/29/2020	$12,201	$15,564	$12,722	$13,599	$15,755
3/31/2020	$10,629	$13,507	$11,419	$12,356	$13,809
4/30/2020	$11,478	$15,292	$12,276	$13,250	$15,579
5/31/2020	$12,150	$16,099	$12,704	$13,727	$16,321
6/30/2020	$12,590	$16,455	$12,907	$13,947	$16,645
7/31/2020	$13,141	$17,419	$13,391	$14,502	$17,584
8/31/2020	$13,646	$18,697	$13,840	$14,996	$18,848
9/30/2020	$13,423	$18,014	$13,544	$14,705	$18,132
10/31/2020	$13,355	$17,579	$13,363	$14,498	$17,650
11/30/2020	$14,650	$19,649	$14,445	$15,565	$19,582
12/31/2020	$15,281	$20,480	$14,920	$15,967	$20,335
1/31/2021	$15,235	$20,311	$14,880	$15,875	$20,129
2/28/2021	$15,768	$20,900	$15,204	$16,037	$20,684
3/31/2021	$15,975	$21,691	$15,545	$16,264	$21,590
4/30/2021	$16,385	$22,859	$16,040	$16,739	$22,742
5/31/2021	$16,572	$22,967	$16,196	$16,853	$22,901
6/30/2021	$16,486	$23,543	$16,344	$17,084	$23,436
7/31/2021	$16,523	$24,032	$16,496	$17,309	$23,993
8/31/2021	$16,828	$24,727	$16,750	$17,549	$24,722
9/30/2021	$16,393	$23,591	$16,229	$17,133	$23,572
10/31/2021	$16,969	$25,228	$16,815	$17,643	$25,224
11/30/2021	$16,576	$24,890	$16,537	$17,445	$25,049
12/31/2021	$16,926	$25,898	$16,995	$17,870	$26,172
1/31/2022	$16,088	$24,438	$16,375	$17,167	$24,817
2/28/2022	$15,882	$23,767	$16,101	$16,860	$24,074
3/31/2022	$15,866	$24,569	$16,212	$16,929	$24,968
4/30/2022	$14,918	$22,379	$15,329	$15,902	$22,791
5/31/2022	$15,058	$22,345	$15,387	$15,945	$22,833
6/30/2022	$13,924	$20,474	$14,487	$14,971	$20,948
7/31/2022	$14,724	$22,381	$15,217	$15,893	$22,879
8/31/2022	$14,402	$21,521	$14,780	$15,364	$21,946
9/30/2022	$13,582	$19,530	$13,844	$14,330	$19,925
10/31/2022	$14,047	$21,096	$14,392	$14,893	$21,538
11/30/2022	$14,638	$22,238	$15,071	$15,603	$22,742
12/31/2022	$14,229	$20,945	$14,643	$15,198	$21,432
1/31/2023	$14,762	$22,349	$15,326	$15,988	$22,778
2/28/2023	$14,470	$21,817	$14,952	$15,637	$22,223
3/31/2023	$14,604	$22,507	$15,200	$16,030	$23,038
4/30/2023	$14,752	$22,786	$15,322	$16,217	$23,398
5/31/2023	$14,547	$22,892	$15,184	$16,097	$23,500
6/30/2023	$15,033	$24,438	$15,716	$16,641	$25,053
7/31/2023	$15,326	$25,279	$16,065	$16,968	$25,857
8/31/2023	$15,167	$24,836	$15,827	$16,762	$25,446
9/30/2023	$14,651	$23,669	$15,302	$16,224	$24,232
10/31/2023	$14,359	$23,097	$14,998	$15,884	$23,723
11/30/2023	$15,357	$25,254	$15,939	$16,986	$25,889
12/31/2023	$15,972	$26,501	$16,619	$17,733	$27,066
1/31/2024	$16,172	$26,871	$16,672	$17,828	$27,520
2/29/2024	$16,739	$28,322	$17,070	$18,181	$28,990
3/31/2024	$17,193	$29,230	$17,502	$18,570	$29,923
4/30/2024	$16,640	$27,986	$16,943	$18,031	$28,700
5/31/2024	$17,140	$29,304	$17,477	$18,576	$30,124
6/30/2024	$17,295	$30,274	$17,711	$18,881	$31,204
7/31/2024	$17,639	$30,714	$18,058	$19,253	$31,584
8/31/2024	$18,113	$31,442	$18,367	$19,643	$32,350
9/30/2024	$18,364	$32,114	$18,656	$19,973	$33,041
10/31/2024	$18,231	$31,890	$18,372	$19,639	$32,742
11/30/2024	$19,014	$33,943	$19,024	$20,241	$34,664

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	23.81%	8.78%	7.06%
Russell 1000 Index	34.40%	15.58%	13.85%
Morningstar Moderate Allocation Average	19.35%	7.70%	7.07%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	7.77%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

BLATX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8742-R5

01/25

Class R6

BLAVX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Balanced Opportunity Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$20	0.18%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 23.98%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 34.40% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 33.89% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Russell 1000 Index	Morningstar Moderate Allocation Average	40% Russell 1000 Index/30% Bloomberg U.S. Aggregate Bond Index/20% BofA HY Master II Constrained Index/10% MSCI EAFE Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,938	$10,193	$10,070	$10,106	$10,210
8/31/2015	$9,490	$9,580	$9,658	$9,749	$9,594
9/30/2015	$9,236	$9,317	$9,460	$9,563	$9,356
10/31/2015	$9,645	$10,071	$9,904	$9,999	$10,145
11/30/2015	$9,550	$10,104	$9,883	$9,945	$10,176
12/31/2015	$9,350	$9,922	$9,721	$9,799	$10,015
1/31/2016	$8,957	$9,388	$9,404	$9,527	$9,518
2/29/2016	$8,918	$9,385	$9,385	$9,537	$9,505
3/31/2016	$9,402	$10,039	$9,827	$9,977	$10,150
4/30/2016	$9,562	$10,093	$9,931	$10,120	$10,189
5/31/2016	$9,638	$10,270	$9,997	$10,198	$10,372
6/30/2016	$9,674	$10,293	$10,043	$10,250	$10,399
7/31/2016	$9,969	$10,686	$10,309	$10,530	$10,783
8/31/2016	$10,059	$10,700	$10,334	$10,580	$10,798
9/30/2016	$10,123	$10,708	$10,356	$10,608	$10,800
10/31/2016	$10,053	$10,499	$10,204	$10,486	$10,603
11/30/2016	$10,274	$10,913	$10,328	$10,548	$10,996
12/31/2016	$10,452	$11,118	$10,458	$10,710	$11,213
1/31/2017	$10,595	$11,342	$10,616	$10,862	$11,426
2/28/2017	$10,804	$11,781	$10,833	$11,102	$11,879
3/31/2017	$10,804	$11,788	$10,859	$11,130	$11,893
4/30/2017	$10,874	$11,913	$11,078	$11,257	$12,015
5/31/2017	$10,921	$12,065	$11,178	$11,403	$12,184
6/30/2017	$10,969	$12,149	$11,228	$11,432	$12,260
7/31/2017	$11,103	$12,390	$11,396	$11,597	$12,512
8/31/2017	$11,037	$12,429	$11,412	$11,642	$12,551
9/30/2017	$11,234	$12,693	$11,569	$11,775	$12,810
10/31/2017	$11,370	$12,985	$11,689	$11,912	$13,109
11/30/2017	$11,520	$13,381	$11,851	$12,059	$13,511
12/31/2017	$11,589	$13,530	$11,961	$12,156	$13,661
1/31/2018	$11,946	$14,272	$12,294	$12,458	$14,443
2/28/2018	$11,566	$13,748	$11,918	$12,160	$13,911
3/31/2018	$11,499	$13,436	$11,811	$12,037	$13,557
4/30/2018	$11,482	$13,482	$11,832	$12,072	$13,609
5/31/2018	$11,565	$13,826	$11,948	$12,195	$13,937
6/30/2018	$11,533	$13,916	$11,946	$12,216	$14,023
7/31/2018	$11,693	$14,396	$12,180	$12,443	$14,544
8/31/2018	$11,944	$14,892	$12,329	$12,632	$15,018
9/30/2018	$12,004	$14,948	$12,322	$12,653	$15,104
10/31/2018	$11,221	$13,891	$11,708	$12,123	$14,072
11/30/2018	$11,309	$14,173	$11,845	$12,220	$14,358
12/31/2018	$10,602	$12,882	$11,259	$11,730	$13,062
1/31/2019	$11,373	$13,962	$11,892	$12,345	$14,109
2/28/2019	$11,719	$14,435	$12,122	$12,584	$14,562
3/31/2019	$11,785	$14,686	$12,262	$12,778	$14,845
4/30/2019	$12,085	$15,279	$12,536	$13,058	$15,446
5/31/2019	$11,684	$14,305	$12,106	$12,701	$14,464
6/30/2019	$12,140	$15,310	$12,624	$13,243	$15,483
7/31/2019	$12,226	$15,548	$12,698	$13,331	$15,706
8/31/2019	$12,079	$15,263	$12,617	$13,313	$15,457
9/30/2019	$12,096	$15,527	$12,744	$13,431	$15,746
10/31/2019	$12,218	$15,856	$12,893	$13,612	$16,087
11/30/2019	$12,493	$16,456	$13,127	$13,839	$16,671
12/31/2019	$12,783	$16,931	$13,388	$14,099	$17,175
1/31/2020	$12,745	$16,949	$13,359	$14,157	$17,168
2/29/2020	$12,209	$15,564	$12,722	$13,599	$15,755
3/31/2020	$10,635	$13,507	$11,419	$12,356	$13,809
4/30/2020	$11,486	$15,292	$12,276	$13,250	$15,579
5/31/2020	$12,171	$16,099	$12,704	$13,727	$16,321
6/30/2020	$12,611	$16,455	$12,907	$13,947	$16,645
7/31/2020	$13,153	$17,419	$13,391	$14,502	$17,584
8/31/2020	$13,670	$18,697	$13,840	$14,996	$18,848
9/30/2020	$13,447	$18,014	$13,544	$14,705	$18,132
10/31/2020	$13,379	$17,579	$13,363	$14,498	$17,650
11/30/2020	$14,677	$19,649	$14,445	$15,565	$19,582
12/31/2020	$15,310	$20,480	$14,920	$15,967	$20,335
1/31/2021	$15,275	$20,311	$14,880	$15,875	$20,129
2/28/2021	$15,799	$20,900	$15,204	$16,037	$20,684
3/31/2021	$16,006	$21,691	$15,545	$16,264	$21,590
4/30/2021	$16,429	$22,859	$16,040	$16,739	$22,742
5/31/2021	$16,604	$22,967	$16,196	$16,853	$22,901
6/30/2021	$16,519	$23,543	$16,344	$17,084	$23,436
7/31/2021	$16,556	$24,032	$16,496	$17,309	$23,993
8/31/2021	$16,863	$24,727	$16,750	$17,549	$24,722
9/30/2021	$16,427	$23,591	$16,229	$17,133	$23,572
10/31/2021	$17,004	$25,228	$16,815	$17,643	$25,224
11/30/2021	$16,623	$24,890	$16,537	$17,445	$25,049
12/31/2021	$16,976	$25,898	$16,995	$17,870	$26,172
1/31/2022	$16,137	$24,438	$16,375	$17,167	$24,817
2/28/2022	$15,916	$23,767	$16,101	$16,860	$24,074
3/31/2022	$15,915	$24,569	$16,212	$16,929	$24,968
4/30/2022	$14,965	$22,379	$15,329	$15,902	$22,791
5/31/2022	$15,092	$22,345	$15,387	$15,945	$22,833
6/30/2022	$13,970	$20,474	$14,487	$14,971	$20,948
7/31/2022	$14,772	$22,381	$15,217	$15,893	$22,879
8/31/2022	$14,436	$21,521	$14,780	$15,364	$21,946
9/30/2022	$13,628	$19,530	$13,844	$14,330	$19,925
10/31/2022	$14,094	$21,096	$14,392	$14,893	$21,538
11/30/2022	$14,673	$22,238	$15,071	$15,603	$22,742
12/31/2022	$14,278	$20,945	$14,643	$15,198	$21,432
1/31/2023	$14,813	$22,349	$15,326	$15,988	$22,778
2/28/2023	$14,520	$21,817	$14,952	$15,637	$22,223
3/31/2023	$14,655	$22,507	$15,200	$16,030	$23,038
4/30/2023	$14,803	$22,786	$15,322	$16,217	$23,398
5/31/2023	$14,598	$22,892	$15,184	$16,097	$23,500
6/30/2023	$15,086	$24,438	$15,716	$16,641	$25,053
7/31/2023	$15,394	$25,279	$16,065	$16,968	$25,857
8/31/2023	$15,221	$24,836	$15,827	$16,762	$25,446
9/30/2023	$14,704	$23,669	$15,302	$16,224	$24,232
10/31/2023	$14,425	$23,097	$14,998	$15,884	$23,723
11/30/2023	$15,412	$25,254	$15,939	$16,986	$25,889
12/31/2023	$16,043	$26,501	$16,619	$17,733	$27,066
1/31/2024	$16,228	$26,871	$16,672	$17,828	$27,520
2/29/2024	$16,797	$28,322	$17,070	$18,181	$28,990
3/31/2024	$17,267	$29,230	$17,502	$18,570	$29,923
4/30/2024	$16,713	$27,986	$16,943	$18,031	$28,700
5/31/2024	$17,214	$29,304	$17,477	$18,576	$30,124
6/30/2024	$17,369	$30,274	$17,711	$18,881	$31,204
7/31/2024	$17,714	$30,714	$18,058	$19,253	$31,584
8/31/2024	$18,204	$31,442	$18,367	$19,643	$32,350
9/30/2024	$18,441	$32,114	$18,656	$19,973	$33,041
10/31/2024	$18,323	$31,890	$18,372	$19,639	$32,742
11/30/2024	$19,108	$33,943	$19,024	$20,241	$34,664

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	23.98%	8.87%	7.12%
Russell 1000 Index	34.40%	15.58%	13.85%
Morningstar Moderate Allocation Average	19.35%	7.70%	7.07%
40 Russell 1000/30 BBG USAgg/20 Bofa HY Master II/10 MSCI EAFE Gross Div	19.16%	7.90%	7.77%
S&P 500 IndexFootnote Reference*	33.89%	15.77%	14.11%
Footnote	Description
Footnote*	The Fund has adopted the S&P 500 Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$2,033,673,317
# of Portfolio Holdings	16
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$1,957,357

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.52%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	14.63%
Lord Abbett Investment Trust-High Yield Fund - Class I	5.04%
Lord Abbett Investment Trust-Income Fund - Class I	9.44%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Private Credit Fund	0.83%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	15.41%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	11.40%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust-International Value Fund - Class I	3.69%
Lord Abbett Value Opportunities Fund - Class I	5.55%
Repurchase Agreements	0.02%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

BLAVX

Lord Abbett Multi-Asset Balanced Opportunity Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8774-R6

01/25

Class A

ISFAX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	0.50%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 17.00%, reflecting performance at the net asset value (NAV) of Class A shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
11/30/2014	$9,777	$10,000	$10,000	$10,000
12/31/2014	$9,655	$10,009	$9,911	$9,928
1/31/2015	$9,653	$10,219	$9,917	$9,989
2/28/2015	$9,884	$10,123	$10,125	$10,182
3/31/2015	$9,857	$10,170	$10,075	$10,150
4/30/2015	$9,973	$10,134	$10,146	$10,221
5/31/2015	$9,992	$10,109	$10,154	$10,240
6/30/2015	$9,850	$9,999	$9,989	$10,083
7/31/2015	$9,779	$10,069	$10,034	$10,159
8/31/2015	$9,504	$10,054	$9,729	$9,911
9/30/2015	$9,333	$10,122	$9,580	$9,773
10/31/2015	$9,587	$10,124	$9,900	$10,075
11/30/2015	$9,494	$10,097	$9,855	$9,998
12/31/2015	$9,333	$10,064	$9,711	$9,870
1/31/2016	$9,094	$10,203	$9,511	$9,714
2/29/2016	$9,057	$10,275	$9,512	$9,739
3/31/2016	$9,380	$10,370	$9,886	$10,086
4/30/2016	$9,537	$10,409	$10,004	$10,246
5/31/2016	$9,588	$10,412	$10,050	$10,293
6/30/2016	$9,644	$10,599	$10,149	$10,375
7/31/2016	$9,864	$10,666	$10,361	$10,602
8/31/2016	$9,970	$10,654	$10,388	$10,659
9/30/2016	$10,027	$10,648	$10,413	$10,689
10/31/2016	$10,018	$10,566	$10,296	$10,597
11/30/2016	$10,072	$10,316	$10,295	$10,536
12/31/2016	$10,199	$10,331	$10,418	$10,670
1/31/2017	$10,344	$10,351	$10,544	$10,790
2/28/2017	$10,478	$10,421	$10,719	$10,963
3/31/2017	$10,499	$10,415	$10,740	$10,988
4/30/2017	$10,581	$10,496	$10,834	$11,109
5/31/2017	$10,639	$10,576	$10,929	$11,243
6/30/2017	$10,666	$10,566	$10,956	$11,255
7/31/2017	$10,783	$10,611	$11,091	$11,386
8/31/2017	$10,767	$10,706	$11,125	$11,438
9/30/2017	$10,892	$10,655	$11,227	$11,517
10/31/2017	$11,011	$10,662	$11,308	$11,602
11/30/2017	$11,094	$10,648	$11,395	$11,670
12/31/2017	$11,135	$10,697	$11,477	$11,748
1/31/2018	$11,396	$10,574	$11,671	$11,894
2/28/2018	$11,158	$10,473	$11,396	$11,675
3/31/2018	$11,107	$10,540	$11,351	$11,617
4/30/2018	$11,108	$10,462	$11,349	$11,633
5/31/2018	$11,199	$10,537	$11,417	$11,705
6/30/2018	$11,162	$10,524	$11,404	$11,710
7/31/2018	$11,242	$10,526	$11,567	$11,854
8/31/2018	$11,429	$10,594	$11,633	$11,968
9/30/2018	$11,474	$10,526	$11,623	$11,971
10/31/2018	$10,875	$10,443	$11,218	$11,615
11/30/2018	$10,896	$10,505	$11,302	$11,666
12/31/2018	$10,421	$10,698	$10,974	$11,429
1/31/2019	$11,006	$10,812	$11,444	$11,882
2/28/2019	$11,261	$10,805	$11,606	$12,040
3/31/2019	$11,289	$11,013	$11,753	$12,224
4/30/2019	$11,507	$11,016	$11,922	$12,403
5/31/2019	$11,266	$11,211	$11,716	$12,247
6/30/2019	$11,585	$11,352	$12,084	$12,636
7/31/2019	$11,641	$11,377	$12,129	$12,688
8/31/2019	$11,522	$11,672	$12,142	$12,769
9/30/2019	$11,542	$11,610	$12,219	$12,830
10/31/2019	$11,653	$11,645	$12,325	$12,956
11/30/2019	$11,822	$11,639	$12,441	$13,074
12/31/2019	$12,075	$11,630	$12,635	$13,257
1/31/2020	$12,029	$11,854	$12,661	$13,347
2/29/2020	$11,711	$12,068	$12,294	$13,065
3/31/2020	$10,446	$11,997	$11,206	$12,127
4/30/2020	$11,004	$12,210	$11,810	$12,739
5/31/2020	$11,482	$12,267	$12,153	$13,101
6/30/2020	$11,832	$12,344	$12,330	$13,273
7/31/2020	$12,261	$12,528	$12,706	$13,706
8/31/2020	$12,584	$12,427	$12,952	$13,962
9/30/2020	$12,429	$12,420	$12,783	$13,785
10/31/2020	$12,375	$12,365	$12,662	$13,651
11/30/2020	$13,280	$12,486	$13,398	$14,382
12/31/2020	$13,742	$12,504	$13,702	$14,648
1/31/2021	$13,723	$12,414	$13,663	$14,575
2/28/2021	$14,040	$12,235	$13,794	$14,610
3/31/2021	$14,184	$12,082	$13,970	$14,680
4/30/2021	$14,446	$12,177	$14,289	$14,976
5/31/2021	$14,631	$12,217	$14,430	$15,073
6/30/2021	$14,537	$12,303	$14,510	$15,231
7/31/2021	$14,560	$12,440	$14,621	$15,396
8/31/2021	$14,747	$12,417	$14,756	$15,521
9/30/2021	$14,453	$12,309	$14,465	$15,275
10/31/2021	$14,807	$12,306	$14,762	$15,516
11/30/2021	$14,532	$12,342	$14,573	$15,383
12/31/2021	$14,778	$12,311	$14,885	$15,641
1/31/2022	$14,219	$12,045	$14,475	$15,131
2/28/2022	$14,037	$11,911	$14,250	$14,911
3/31/2022	$13,951	$11,580	$14,215	$14,802
4/30/2022	$13,282	$11,141	$13,565	$14,057
5/31/2022	$13,360	$11,213	$13,606	$14,114
6/30/2022	$12,494	$11,037	$12,933	$13,407
7/31/2022	$13,088	$11,306	$13,472	$14,073
8/31/2022	$12,820	$10,987	$13,125	$13,636
9/30/2022	$12,216	$10,512	$12,351	$12,855
10/31/2022	$12,442	$10,376	$12,654	$13,147
11/30/2022	$12,900	$10,758	$13,233	$13,717
12/31/2022	$12,665	$10,709	$12,984	$13,506
1/31/2023	$13,089	$11,039	$13,532	$14,115
2/28/2023	$12,832	$10,753	$13,209	$13,809
3/31/2023	$12,992	$11,026	$13,409	$14,129
4/30/2023	$13,088	$11,093	$13,519	$14,279
5/31/2023	$12,903	$10,972	$13,330	$14,130
6/30/2023	$13,153	$10,933	$13,635	$14,420
7/31/2023	$13,322	$10,926	$13,846	$14,614
8/31/2023	$13,203	$10,856	$13,661	$14,476
9/30/2023	$12,839	$10,580	$13,276	$14,083
10/31/2023	$12,617	$10,413	$13,027	$13,814
11/30/2023	$13,301	$10,884	$13,758	$14,640
12/31/2023	$13,808	$11,301	$14,311	$15,250
1/31/2024	$13,893	$11,270	$14,328	$15,284
2/29/2024	$14,148	$11,111	$14,481	$15,391
3/31/2024	$14,447	$11,213	$14,778	$15,652
4/30/2024	$14,064	$10,930	$14,388	$15,264
5/31/2024	$14,395	$11,116	$14,747	$15,629
6/30/2024	$14,481	$11,221	$14,886	$15,812
7/31/2024	$14,775	$11,483	$15,210	$16,148
8/31/2024	$15,139	$11,648	$15,468	$16,446
9/30/2024	$15,328	$11,804	$15,697	$16,699
10/31/2024	$15,126	$11,511	$15,401	$16,376
11/30/2024	$15,561	$11,633	$15,801	$16,703

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	17.00%	5.65%	4.76%
Class A with sales charge	14.33%	5.16%	4.52%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Morningstar Moderately Conservative Allocation Average	14.85%	4.90%	4.68%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	14.09%	5.02%	5.26%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$812,948,676
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$809,582

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.67%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.27%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	32.39%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.69%
Lord Abbett Investment Trust-Income Fund - Class I	10.90%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.60%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.22%
Lord Abbett Private Credit Fund	0.91%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.52%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.86%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.47%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.68%
Lord Abbett Securities Trust-International Value Fund - Class I	3.65%
Lord Abbett Value Opportunities Fund - Class I	3.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

ISFAX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1440-A

01/25

Class C

ISFCX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$135	1.25%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 16.10%, reflecting performance at the net asset value (NAV) of Class C shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,871	$10,009	$9,911	$9,928
1/31/2015	$9,863	$10,219	$9,917	$9,989
2/28/2015	$10,090	$10,123	$10,125	$10,182
3/31/2015	$10,057	$10,170	$10,075	$10,150
4/30/2015	$10,167	$10,134	$10,146	$10,221
5/31/2015	$10,187	$10,109	$10,154	$10,240
6/30/2015	$10,030	$9,999	$9,989	$10,083
7/31/2015	$9,953	$10,069	$10,034	$10,159
8/31/2015	$9,671	$10,054	$9,729	$9,911
9/30/2015	$9,485	$10,122	$9,580	$9,773
10/31/2015	$9,742	$10,124	$9,900	$10,075
11/30/2015	$9,636	$10,097	$9,855	$9,998
12/31/2015	$9,462	$10,064	$9,711	$9,870
1/31/2016	$9,217	$10,203	$9,511	$9,714
2/29/2016	$9,175	$10,275	$9,512	$9,739
3/31/2016	$9,498	$10,370	$9,886	$10,086
4/30/2016	$9,650	$10,409	$10,004	$10,246
5/31/2016	$9,694	$10,412	$10,050	$10,293
6/30/2016	$9,750	$10,599	$10,149	$10,375
7/31/2016	$9,964	$10,666	$10,361	$10,602
8/31/2016	$10,063	$10,654	$10,388	$10,659
9/30/2016	$10,120	$10,648	$10,413	$10,689
10/31/2016	$10,098	$10,566	$10,296	$10,597
11/30/2016	$10,152	$10,316	$10,295	$10,536
12/31/2016	$10,273	$10,331	$10,418	$10,670
1/31/2017	$10,409	$10,351	$10,544	$10,790
2/28/2017	$10,536	$10,421	$10,719	$10,963
3/31/2017	$10,550	$10,415	$10,740	$10,988
4/30/2017	$10,625	$10,496	$10,834	$11,109
5/31/2017	$10,682	$10,576	$10,929	$11,243
6/30/2017	$10,703	$10,566	$10,956	$11,255
7/31/2017	$10,812	$10,611	$11,091	$11,386
8/31/2017	$10,789	$10,706	$11,125	$11,438
9/30/2017	$10,906	$10,655	$11,227	$11,517
10/31/2017	$11,016	$10,662	$11,308	$11,602
11/30/2017	$11,091	$10,648	$11,395	$11,670
12/31/2017	$11,124	$10,697	$11,477	$11,748
1/31/2018	$11,381	$10,574	$11,671	$11,894
2/28/2018	$11,133	$10,473	$11,396	$11,675
3/31/2018	$11,084	$10,540	$11,351	$11,617
4/30/2018	$11,077	$10,462	$11,349	$11,633
5/31/2018	$11,152	$10,537	$11,417	$11,705
6/30/2018	$11,108	$10,524	$11,404	$11,710
7/31/2018	$11,187	$10,526	$11,567	$11,854
8/31/2018	$11,363	$10,594	$11,633	$11,968
9/30/2018	$11,401	$10,526	$11,623	$11,971
10/31/2018	$10,799	$10,443	$11,218	$11,615
11/30/2018	$10,813	$10,505	$11,302	$11,666
12/31/2018	$10,335	$10,698	$10,974	$11,429
1/31/2019	$10,913	$10,812	$11,444	$11,882
2/28/2019	$11,149	$10,805	$11,606	$12,040
3/31/2019	$11,177	$11,013	$11,753	$12,224
4/30/2019	$11,382	$11,016	$11,922	$12,403
5/31/2019	$11,140	$11,211	$11,716	$12,247
6/30/2019	$11,443	$11,352	$12,084	$12,636
7/31/2019	$11,498	$11,377	$12,129	$12,688
8/31/2019	$11,375	$11,672	$12,142	$12,769
9/30/2019	$11,388	$11,610	$12,219	$12,830
10/31/2019	$11,487	$11,645	$12,325	$12,956
11/30/2019	$11,645	$11,639	$12,441	$13,074
12/31/2019	$11,883	$11,630	$12,635	$13,257
1/31/2020	$11,830	$11,854	$12,661	$13,347
2/29/2020	$11,515	$12,068	$12,294	$13,065
3/31/2020	$10,259	$11,997	$11,206	$12,127
4/30/2020	$10,809	$12,210	$11,810	$12,739
5/31/2020	$11,271	$12,267	$12,153	$13,101
6/30/2020	$11,602	$12,344	$12,330	$13,273
7/31/2020	$12,014	$12,528	$12,706	$13,706
8/31/2020	$12,326	$12,427	$12,952	$13,962
9/30/2020	$12,168	$12,420	$12,783	$13,785
10/31/2020	$12,108	$12,365	$12,662	$13,651
11/30/2020	$12,980	$12,486	$13,398	$14,382
12/31/2020	$13,431	$12,504	$13,702	$14,648
1/31/2021	$13,397	$12,414	$13,663	$14,575
2/28/2021	$13,709	$12,235	$13,794	$14,610
3/31/2021	$13,837	$12,082	$13,970	$14,680
4/30/2021	$14,079	$12,177	$14,289	$14,976
5/31/2021	$14,248	$12,217	$14,430	$15,073
6/30/2021	$14,155	$12,303	$14,510	$15,231
7/31/2021	$14,168	$12,440	$14,621	$15,396
8/31/2021	$14,338	$12,417	$14,756	$15,521
9/30/2021	$14,040	$12,309	$14,465	$15,275
10/31/2021	$14,378	$12,306	$14,762	$15,516
11/30/2021	$14,105	$12,342	$14,573	$15,383
12/31/2021	$14,331	$12,311	$14,885	$15,641
1/31/2022	$13,781	$12,045	$14,475	$15,131
2/28/2022	$13,591	$11,911	$14,250	$14,911
3/31/2022	$13,499	$11,580	$14,215	$14,802
4/30/2022	$12,846	$11,141	$13,565	$14,057
5/31/2022	$12,912	$11,213	$13,606	$14,114
6/30/2022	$12,072	$11,037	$12,933	$13,407
7/31/2022	$12,645	$11,306	$13,472	$14,073
8/31/2022	$12,373	$10,987	$13,125	$13,636
9/30/2022	$11,784	$10,512	$12,351	$12,855
10/31/2022	$11,991	$10,376	$12,654	$13,147
11/30/2022	$12,424	$10,758	$13,233	$13,717
12/31/2022	$12,185	$10,709	$12,984	$13,506
1/31/2023	$12,593	$11,039	$13,532	$14,115
2/28/2023	$12,335	$10,753	$13,209	$13,809
3/31/2023	$12,477	$11,026	$13,409	$14,129
4/30/2023	$12,568	$11,093	$13,519	$14,279
5/31/2023	$12,385	$10,972	$13,330	$14,130
6/30/2023	$12,612	$10,933	$13,635	$14,420
7/31/2023	$12,771	$10,926	$13,846	$14,614
8/31/2023	$12,642	$10,856	$13,661	$14,476
9/30/2023	$12,283	$10,580	$13,276	$14,083
10/31/2023	$12,074	$10,413	$13,027	$13,814
11/30/2023	$12,716	$10,884	$13,758	$14,640
12/31/2023	$13,192	$11,301	$14,311	$15,250
1/31/2024	$13,262	$11,270	$14,328	$15,284
2/29/2024	$13,492	$11,111	$14,481	$15,391
3/31/2024	$13,772	$11,213	$14,778	$15,652
4/30/2024	$13,397	$10,930	$14,388	$15,264
5/31/2024	$13,706	$11,116	$14,747	$15,629
6/30/2024	$13,785	$11,221	$14,886	$15,812
7/31/2024	$14,050	$11,483	$15,210	$16,148
8/31/2024	$14,389	$11,648	$15,468	$16,446
9/30/2024	$14,565	$11,804	$15,697	$16,699
10/31/2024	$14,358	$11,511	$15,401	$16,376
11/30/2024	$14,763	$11,633	$15,801	$16,703

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	16.10%	4.86%	3.97%
Class C with sales charge	15.10%	4.86%	3.97%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Morningstar Moderately Conservative Allocation Average	14.85%	4.90%	4.68%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	14.09%	5.02%	5.26%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$812,948,676
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$809,582

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.67%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.27%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	32.39%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.69%
Lord Abbett Investment Trust-Income Fund - Class I	10.90%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.60%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.22%
Lord Abbett Private Credit Fund	0.91%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.52%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.86%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.47%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.68%
Lord Abbett Securities Trust-International Value Fund - Class I	3.65%
Lord Abbett Value Opportunities Fund - Class I	3.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

ISFCX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1442-C

01/25

Class F

LIGFX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$38	0.35%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 17.17%, reflecting performance at the net asset value (NAV) of Class F shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,876	$10,009	$9,911	$9,928
1/31/2015	$9,875	$10,219	$9,917	$9,989
2/28/2015	$10,107	$10,123	$10,125	$10,182
3/31/2015	$10,087	$10,170	$10,075	$10,150
4/30/2015	$10,206	$10,134	$10,146	$10,221
5/31/2015	$10,228	$10,109	$10,154	$10,240
6/30/2015	$10,076	$9,999	$9,989	$10,083
7/31/2015	$10,012	$10,069	$10,034	$10,159
8/31/2015	$9,732	$10,054	$9,729	$9,911
9/30/2015	$9,551	$10,122	$9,580	$9,773
10/31/2015	$9,819	$10,124	$9,900	$10,075
11/30/2015	$9,718	$10,097	$9,855	$9,998
12/31/2015	$9,554	$10,064	$9,711	$9,870
1/31/2016	$9,310	$10,203	$9,511	$9,714
2/29/2016	$9,281	$10,275	$9,512	$9,739
3/31/2016	$9,606	$10,370	$9,886	$10,086
4/30/2016	$9,775	$10,409	$10,004	$10,246
5/31/2016	$9,828	$10,412	$10,050	$10,293
6/30/2016	$9,887	$10,599	$10,149	$10,375
7/31/2016	$10,114	$10,666	$10,361	$10,602
8/31/2016	$10,223	$10,654	$10,388	$10,659
9/30/2016	$10,283	$10,648	$10,413	$10,689
10/31/2016	$10,275	$10,566	$10,296	$10,597
11/30/2016	$10,332	$10,316	$10,295	$10,536
12/31/2016	$10,464	$10,331	$10,418	$10,670
1/31/2017	$10,607	$10,351	$10,544	$10,790
2/28/2017	$10,745	$10,421	$10,719	$10,963
3/31/2017	$10,776	$10,415	$10,740	$10,988
4/30/2017	$10,861	$10,496	$10,834	$11,109
5/31/2017	$10,922	$10,576	$10,929	$11,243
6/30/2017	$10,952	$10,566	$10,956	$11,255
7/31/2017	$11,072	$10,611	$11,091	$11,386
8/31/2017	$11,058	$10,706	$11,125	$11,438
9/30/2017	$11,188	$10,655	$11,227	$11,517
10/31/2017	$11,304	$10,662	$11,308	$11,602
11/30/2017	$11,398	$10,648	$11,395	$11,670
12/31/2017	$11,441	$10,697	$11,477	$11,748
1/31/2018	$11,711	$10,574	$11,671	$11,894
2/28/2018	$11,460	$10,473	$11,396	$11,675
3/31/2018	$11,417	$10,540	$11,351	$11,617
4/30/2018	$11,419	$10,462	$11,349	$11,633
5/31/2018	$11,507	$10,537	$11,417	$11,705
6/30/2018	$11,470	$10,524	$11,404	$11,710
7/31/2018	$11,561	$10,526	$11,567	$11,854
8/31/2018	$11,755	$10,594	$11,633	$11,968
9/30/2018	$11,803	$10,526	$11,623	$11,971
10/31/2018	$11,181	$10,443	$11,218	$11,615
11/30/2018	$11,211	$10,505	$11,302	$11,666
12/31/2018	$10,724	$10,698	$10,974	$11,429
1/31/2019	$11,327	$10,812	$11,444	$11,882
2/28/2019	$11,584	$10,805	$11,606	$12,040
3/31/2019	$11,621	$11,013	$11,753	$12,224
4/30/2019	$11,848	$11,016	$11,922	$12,403
5/31/2019	$11,601	$11,211	$11,716	$12,247
6/30/2019	$11,922	$11,352	$12,084	$12,636
7/31/2019	$11,989	$11,377	$12,129	$12,688
8/31/2019	$11,869	$11,672	$12,142	$12,769
9/30/2019	$11,891	$11,610	$12,219	$12,830
10/31/2019	$12,007	$11,645	$12,325	$12,956
11/30/2019	$12,183	$11,639	$12,441	$13,074
12/31/2019	$12,444	$11,630	$12,635	$13,257
1/31/2020	$12,391	$11,854	$12,661	$13,347
2/29/2020	$12,073	$12,068	$12,294	$13,065
3/31/2020	$10,761	$11,997	$11,206	$12,127
4/30/2020	$11,347	$12,210	$11,810	$12,739
5/31/2020	$11,840	$12,267	$12,153	$13,101
6/30/2020	$12,203	$12,344	$12,330	$13,273
7/31/2020	$12,648	$12,528	$12,706	$13,706
8/31/2020	$12,981	$12,427	$12,952	$13,962
9/30/2020	$12,824	$12,420	$12,783	$13,785
10/31/2020	$12,769	$12,365	$12,662	$13,651
11/30/2020	$13,704	$12,486	$13,398	$14,382
12/31/2020	$14,184	$12,504	$13,702	$14,648
1/31/2021	$14,157	$12,414	$13,663	$14,575
2/28/2021	$14,494	$12,235	$13,794	$14,610
3/31/2021	$14,645	$12,082	$13,970	$14,680
4/30/2021	$14,917	$12,177	$14,289	$14,976
5/31/2021	$15,110	$12,217	$14,430	$15,073
6/30/2021	$15,014	$12,303	$14,510	$15,231
7/31/2021	$15,040	$12,440	$14,621	$15,396
8/31/2021	$15,227	$12,417	$14,756	$15,521
9/30/2021	$14,934	$12,309	$14,465	$15,275
10/31/2021	$15,302	$12,306	$14,762	$15,516
11/30/2021	$15,019	$12,342	$14,573	$15,383
12/31/2021	$15,275	$12,311	$14,885	$15,641
1/31/2022	$14,699	$12,045	$14,475	$15,131
2/28/2022	$14,504	$11,911	$14,250	$14,911
3/31/2022	$14,426	$11,580	$14,215	$14,802
4/30/2022	$13,735	$11,141	$13,565	$14,057
5/31/2022	$13,817	$11,213	$13,606	$14,114
6/30/2022	$12,923	$11,037	$12,933	$13,407
7/31/2022	$13,549	$11,306	$13,472	$14,073
8/31/2022	$13,264	$10,987	$13,125	$13,636
9/30/2022	$12,640	$10,512	$12,351	$12,855
10/31/2022	$12,876	$10,376	$12,654	$13,147
11/30/2022	$13,352	$10,758	$13,233	$13,717
12/31/2022	$13,109	$10,709	$12,984	$13,506
1/31/2023	$13,550	$11,039	$13,532	$14,115
2/28/2023	$13,285	$10,753	$13,209	$13,809
3/31/2023	$13,452	$11,026	$13,409	$14,129
4/30/2023	$13,553	$11,093	$13,519	$14,279
5/31/2023	$13,363	$10,972	$13,330	$14,130
6/30/2023	$13,624	$10,933	$13,635	$14,420
7/31/2023	$13,800	$10,926	$13,846	$14,614
8/31/2023	$13,679	$10,856	$13,661	$14,476
9/30/2023	$13,304	$10,580	$13,276	$14,083
10/31/2023	$13,084	$10,413	$13,027	$13,814
11/30/2023	$13,785	$10,884	$13,758	$14,640
12/31/2023	$14,313	$11,301	$14,311	$15,250
1/31/2024	$14,402	$11,270	$14,328	$15,284
2/29/2024	$14,669	$11,111	$14,481	$15,391
3/31/2024	$14,980	$11,213	$14,778	$15,652
4/30/2024	$14,585	$10,930	$14,388	$15,264
5/31/2024	$14,931	$11,116	$14,747	$15,629
6/30/2024	$15,021	$11,221	$14,886	$15,812
7/31/2024	$15,329	$11,483	$15,210	$16,148
8/31/2024	$15,707	$11,648	$15,468	$16,446
9/30/2024	$15,905	$11,804	$15,697	$16,699
10/31/2024	$15,698	$11,511	$15,401	$16,376
11/30/2024	$16,151	$11,633	$15,801	$16,703

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	17.17%	5.80%	4.91%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Morningstar Moderately Conservative Allocation Average	14.85%	4.90%	4.68%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	14.09%	5.02%	5.26%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$812,948,676
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$809,582

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.67%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.27%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	32.39%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.69%
Lord Abbett Investment Trust-Income Fund - Class I	10.90%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.60%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.22%
Lord Abbett Private Credit Fund	0.91%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.52%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.86%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.47%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.68%
Lord Abbett Securities Trust-International Value Fund - Class I	3.65%
Lord Abbett Value Opportunities Fund - Class I	3.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LIGFX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1015-F

01/25

Class F3

ISFOX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$21	0.19%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 17.34%, reflecting performance at the net asset value (NAV) of Class F3 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,088	$10,051	$10,085	$10,104
5/31/2017	$10,145	$10,128	$10,174	$10,226
6/30/2017	$10,174	$10,118	$10,198	$10,237
7/31/2017	$10,288	$10,162	$10,324	$10,357
8/31/2017	$10,275	$10,253	$10,356	$10,404
9/30/2017	$10,398	$10,204	$10,451	$10,476
10/31/2017	$10,507	$10,210	$10,526	$10,553
11/30/2017	$10,596	$10,197	$10,607	$10,615
12/31/2017	$10,637	$10,244	$10,684	$10,686
1/31/2018	$10,891	$10,126	$10,864	$10,818
2/28/2018	$10,664	$10,030	$10,608	$10,619
3/31/2018	$10,618	$10,094	$10,566	$10,567
4/30/2018	$10,628	$10,019	$10,564	$10,581
5/31/2018	$10,711	$10,091	$10,627	$10,647
6/30/2018	$10,677	$10,078	$10,616	$10,651
7/31/2018	$10,757	$10,080	$10,767	$10,782
8/31/2018	$10,939	$10,145	$10,829	$10,886
9/30/2018	$10,985	$10,080	$10,819	$10,889
10/31/2018	$10,411	$10,000	$10,442	$10,565
11/30/2018	$10,441	$10,060	$10,521	$10,611
12/31/2018	$9,986	$10,245	$10,216	$10,396
1/31/2019	$10,551	$10,354	$10,653	$10,807
2/28/2019	$10,792	$10,348	$10,804	$10,951
3/31/2019	$10,828	$10,546	$10,941	$11,119
4/30/2019	$11,034	$10,549	$11,098	$11,281
5/31/2019	$10,811	$10,736	$10,906	$11,139
6/30/2019	$11,113	$10,871	$11,248	$11,493
7/31/2019	$11,177	$10,895	$11,290	$11,540
8/31/2019	$11,065	$11,177	$11,302	$11,614
9/30/2019	$11,087	$11,118	$11,374	$11,670
10/31/2019	$11,197	$11,151	$11,473	$11,784
11/30/2019	$11,362	$11,146	$11,581	$11,892
12/31/2019	$11,601	$11,138	$11,762	$12,058
1/31/2020	$11,560	$11,352	$11,785	$12,140
2/29/2020	$11,263	$11,557	$11,444	$11,883
3/31/2020	$10,042	$11,489	$10,431	$11,031
4/30/2020	$10,592	$11,693	$10,994	$11,587
5/31/2020	$11,056	$11,747	$11,313	$11,916
6/30/2020	$11,389	$11,821	$11,478	$12,072
7/31/2020	$11,807	$11,998	$11,827	$12,466
8/31/2020	$12,121	$11,901	$12,057	$12,700
9/30/2020	$11,975	$11,894	$11,900	$12,538
10/31/2020	$11,925	$11,841	$11,786	$12,417
11/30/2020	$12,803	$11,958	$12,472	$13,081
12/31/2020	$13,254	$11,974	$12,754	$13,323
1/31/2021	$13,231	$11,888	$12,719	$13,257
2/28/2021	$13,549	$11,716	$12,840	$13,289
3/31/2021	$13,683	$11,570	$13,005	$13,353
4/30/2021	$13,948	$11,662	$13,301	$13,622
5/31/2021	$14,131	$11,700	$13,432	$13,710
6/30/2021	$14,042	$11,782	$13,507	$13,854
7/31/2021	$14,067	$11,914	$13,610	$14,004
8/31/2021	$14,245	$11,891	$13,736	$14,117
9/30/2021	$13,971	$11,788	$13,465	$13,894
10/31/2021	$14,309	$11,785	$13,742	$14,113
11/30/2021	$14,054	$11,820	$13,565	$13,992
12/31/2021	$14,295	$11,789	$13,856	$14,227
1/31/2022	$13,764	$11,535	$13,474	$13,762
2/28/2022	$13,581	$11,407	$13,265	$13,563
3/31/2022	$13,501	$11,090	$13,232	$13,464
4/30/2022	$12,854	$10,669	$12,627	$12,786
5/31/2022	$12,940	$10,738	$12,666	$12,838
6/30/2022	$12,101	$10,569	$12,039	$12,195
7/31/2022	$12,690	$10,828	$12,541	$12,801
8/31/2022	$12,432	$10,522	$12,217	$12,403
9/30/2022	$11,847	$10,067	$11,497	$11,692
10/31/2022	$12,061	$9,937	$11,779	$11,958
11/30/2022	$12,510	$10,302	$12,318	$12,476
12/31/2022	$12,284	$10,256	$12,087	$12,284
1/31/2023	$12,699	$10,571	$12,596	$12,839
2/28/2023	$12,460	$10,298	$12,296	$12,561
3/31/2023	$12,610	$10,559	$12,482	$12,851
4/30/2023	$12,715	$10,623	$12,584	$12,987
5/31/2023	$12,538	$10,508	$12,408	$12,852
6/30/2023	$12,785	$10,470	$12,692	$13,116
7/31/2023	$12,952	$10,463	$12,889	$13,292
8/31/2023	$12,839	$10,396	$12,717	$13,167
9/30/2023	$12,487	$10,132	$12,358	$12,809
10/31/2023	$12,281	$9,972	$12,126	$12,565
11/30/2023	$12,942	$10,424	$12,807	$13,316
12/31/2023	$13,441	$10,823	$13,321	$13,871
1/31/2024	$13,526	$10,793	$13,338	$13,901
2/29/2024	$13,778	$10,640	$13,479	$13,999
3/31/2024	$14,064	$10,739	$13,756	$14,237
4/30/2024	$13,702	$10,467	$13,394	$13,883
5/31/2024	$14,029	$10,645	$13,728	$14,215
6/30/2024	$14,115	$10,746	$13,857	$14,382
7/31/2024	$14,406	$10,997	$14,159	$14,688
8/31/2024	$14,765	$11,155	$14,399	$14,959
9/30/2024	$14,952	$11,304	$14,612	$15,189
10/31/2024	$14,758	$11,024	$14,336	$14,895
11/30/2024	$15,187	$11,140	$14,709	$15,192

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	17.34%	5.97%	5.61%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.42%
Morningstar Moderately Conservative Allocation Average	14.85%	4.90%	5.17%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	14.09%	5.02%	5.61%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$812,948,676
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$809,582

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.67%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.27%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	32.39%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.69%
Lord Abbett Investment Trust-Income Fund - Class I	10.90%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.60%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.22%
Lord Abbett Private Credit Fund	0.91%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.52%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.86%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.47%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.68%
Lord Abbett Securities Trust-International Value Fund - Class I	3.65%
Lord Abbett Value Opportunities Fund - Class I	3.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

ISFOX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8980-F3

01/25

Class I

ISFYX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.25%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 17.27%, reflecting performance at the net asset value (NAV) of Class I shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,877	$10,009	$9,911	$9,928
1/31/2015	$9,876	$10,219	$9,917	$9,989
2/28/2015	$10,110	$10,123	$10,125	$10,182
3/31/2015	$10,091	$10,170	$10,075	$10,150
4/30/2015	$10,212	$10,134	$10,146	$10,221
5/31/2015	$10,234	$10,109	$10,154	$10,240
6/30/2015	$10,083	$9,999	$9,989	$10,083
7/31/2015	$10,019	$10,069	$10,034	$10,159
8/31/2015	$9,738	$10,054	$9,729	$9,911
9/30/2015	$9,557	$10,122	$9,580	$9,773
10/31/2015	$9,828	$10,124	$9,900	$10,075
11/30/2015	$9,733	$10,097	$9,855	$9,998
12/31/2015	$9,569	$10,064	$9,711	$9,870
1/31/2016	$9,324	$10,203	$9,511	$9,714
2/29/2016	$9,289	$10,275	$9,512	$9,739
3/31/2016	$9,624	$10,370	$9,886	$10,086
4/30/2016	$9,788	$10,409	$10,004	$10,246
5/31/2016	$9,842	$10,412	$10,050	$10,293
6/30/2016	$9,902	$10,599	$10,149	$10,375
7/31/2016	$10,131	$10,666	$10,361	$10,602
8/31/2016	$10,235	$10,654	$10,388	$10,659
9/30/2016	$10,304	$10,648	$10,413	$10,689
10/31/2016	$10,289	$10,566	$10,296	$10,597
11/30/2016	$10,355	$10,316	$10,295	$10,536
12/31/2016	$10,489	$10,331	$10,418	$10,670
1/31/2017	$10,633	$10,351	$10,544	$10,790
2/28/2017	$10,773	$10,421	$10,719	$10,963
3/31/2017	$10,797	$10,415	$10,740	$10,988
4/30/2017	$10,884	$10,496	$10,834	$11,109
5/31/2017	$10,947	$10,576	$10,929	$11,243
6/30/2017	$10,978	$10,566	$10,956	$11,255
7/31/2017	$11,100	$10,611	$11,091	$11,386
8/31/2017	$11,087	$10,706	$11,125	$11,438
9/30/2017	$11,219	$10,655	$11,227	$11,517
10/31/2017	$11,336	$10,662	$11,308	$11,602
11/30/2017	$11,425	$10,648	$11,395	$11,670
12/31/2017	$11,469	$10,697	$11,477	$11,748
1/31/2018	$11,750	$10,574	$11,671	$11,894
2/28/2018	$11,498	$10,473	$11,396	$11,675
3/31/2018	$11,456	$10,540	$11,351	$11,617
4/30/2018	$11,458	$10,462	$11,349	$11,633
5/31/2018	$11,548	$10,537	$11,417	$11,705
6/30/2018	$11,511	$10,524	$11,404	$11,710
7/31/2018	$11,605	$10,526	$11,567	$11,854
8/31/2018	$11,794	$10,594	$11,633	$11,968
9/30/2018	$11,843	$10,526	$11,623	$11,971
10/31/2018	$11,224	$10,443	$11,218	$11,615
11/30/2018	$11,256	$10,505	$11,302	$11,666
12/31/2018	$10,764	$10,698	$10,974	$11,429
1/31/2019	$11,374	$10,812	$11,444	$11,882
2/28/2019	$11,634	$10,805	$11,606	$12,040
3/31/2019	$11,673	$11,013	$11,753	$12,224
4/30/2019	$11,895	$11,016	$11,922	$12,403
5/31/2019	$11,646	$11,211	$11,716	$12,247
6/30/2019	$11,980	$11,352	$12,084	$12,636
7/31/2019	$12,041	$11,377	$12,129	$12,688
8/31/2019	$11,928	$11,672	$12,142	$12,769
9/30/2019	$11,952	$11,610	$12,219	$12,830
10/31/2019	$12,062	$11,645	$12,325	$12,956
11/30/2019	$12,241	$11,639	$12,441	$13,074
12/31/2019	$12,506	$11,630	$12,635	$13,257
1/31/2020	$12,462	$11,854	$12,661	$13,347
2/29/2020	$12,133	$12,068	$12,294	$13,065
3/31/2020	$10,824	$11,997	$11,206	$12,127
4/30/2020	$11,409	$12,210	$11,810	$12,739
5/31/2020	$11,909	$12,267	$12,153	$13,101
6/30/2020	$12,268	$12,344	$12,330	$13,273
7/31/2020	$12,719	$12,528	$12,706	$13,706
8/31/2020	$13,049	$12,427	$12,952	$13,962
9/30/2020	$12,899	$12,420	$12,783	$13,785
10/31/2020	$12,845	$12,365	$12,662	$13,651
11/30/2020	$13,784	$12,486	$13,398	$14,382
12/31/2020	$14,271	$12,504	$13,702	$14,648
1/31/2021	$14,245	$12,414	$13,663	$14,575
2/28/2021	$14,588	$12,235	$13,794	$14,610
3/31/2021	$14,733	$12,082	$13,970	$14,680
4/30/2021	$15,010	$12,177	$14,289	$14,976
5/31/2021	$15,206	$12,217	$14,430	$15,073
6/30/2021	$15,111	$12,303	$14,510	$15,231
7/31/2021	$15,138	$12,440	$14,621	$15,396
8/31/2021	$15,337	$12,417	$14,756	$15,521
9/30/2021	$15,033	$12,309	$14,465	$15,275
10/31/2021	$15,407	$12,306	$14,762	$15,516
11/30/2021	$15,122	$12,342	$14,573	$15,383
12/31/2021	$15,382	$12,311	$14,885	$15,641
1/31/2022	$14,809	$12,045	$14,475	$15,131
2/28/2022	$14,612	$11,911	$14,250	$14,911
3/31/2022	$14,525	$11,580	$14,215	$14,802
4/30/2022	$13,836	$11,141	$13,565	$14,057
5/31/2022	$13,911	$11,213	$13,606	$14,114
6/30/2022	$13,015	$11,037	$12,933	$13,407
7/31/2022	$13,641	$11,306	$13,472	$14,073
8/31/2022	$13,363	$10,987	$13,125	$13,636
9/30/2022	$12,741	$10,512	$12,351	$12,855
10/31/2022	$12,972	$10,376	$12,654	$13,147
11/30/2022	$13,455	$10,758	$13,233	$13,717
12/31/2022	$13,211	$10,709	$12,984	$13,506
1/31/2023	$13,659	$11,039	$13,532	$14,115
2/28/2023	$13,392	$10,753	$13,209	$13,809
3/31/2023	$13,563	$11,026	$13,409	$14,129
4/30/2023	$13,666	$11,093	$13,519	$14,279
5/31/2023	$13,475	$10,972	$13,330	$14,130
6/30/2023	$13,741	$10,933	$13,635	$14,420
7/31/2023	$13,921	$10,926	$13,846	$14,614
8/31/2023	$13,799	$10,856	$13,661	$14,476
9/30/2023	$13,419	$10,580	$13,276	$14,083
10/31/2023	$13,198	$10,413	$13,027	$13,814
11/30/2023	$13,911	$10,884	$13,758	$14,640
12/31/2023	$14,438	$11,301	$14,311	$15,250
1/31/2024	$14,540	$11,270	$14,328	$15,284
2/29/2024	$14,803	$11,111	$14,481	$15,391
3/31/2024	$15,111	$11,213	$14,778	$15,652
4/30/2024	$14,720	$10,930	$14,388	$15,264
5/31/2024	$15,073	$11,116	$14,747	$15,629
6/30/2024	$15,165	$11,221	$14,886	$15,812
7/31/2024	$15,480	$11,483	$15,210	$16,148
8/31/2024	$15,857	$11,648	$15,468	$16,446
9/30/2024	$16,069	$11,804	$15,697	$16,699
10/31/2024	$15,850	$11,511	$15,401	$16,376
11/30/2024	$16,312	$11,633	$15,801	$16,703

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	17.27%	5.91%	5.02%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Morningstar Moderately Conservative Allocation Average	14.85%	4.90%	4.68%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	14.09%	5.02%	5.26%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$812,948,676
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$809,582

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.67%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.27%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	32.39%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.69%
Lord Abbett Investment Trust-Income Fund - Class I	10.90%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.60%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.22%
Lord Abbett Private Credit Fund	0.91%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.52%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.86%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.47%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.68%
Lord Abbett Securities Trust-International Value Fund - Class I	3.65%
Lord Abbett Value Opportunities Fund - Class I	3.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

ISFYX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1444-I

01/25

Class R2

LIGQX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$92	0.85%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 16.58%, reflecting performance at the net asset value (NAV) of Class R2 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,875	$10,009	$9,911	$9,928
1/31/2015	$9,870	$10,219	$9,917	$9,989
2/28/2015	$10,099	$10,123	$10,125	$10,182
3/31/2015	$10,075	$10,170	$10,075	$10,150
4/30/2015	$10,187	$10,134	$10,146	$10,221
5/31/2015	$10,204	$10,109	$10,154	$10,240
6/30/2015	$10,051	$9,999	$9,989	$10,083
7/31/2015	$9,984	$10,069	$10,034	$10,159
8/31/2015	$9,701	$10,054	$9,729	$9,911
9/30/2015	$9,514	$10,122	$9,580	$9,773
10/31/2015	$9,778	$10,124	$9,900	$10,075
11/30/2015	$9,676	$10,097	$9,855	$9,998
12/31/2015	$9,506	$10,064	$9,711	$9,870
1/31/2016	$9,259	$10,203	$9,511	$9,714
2/29/2016	$9,225	$10,275	$9,512	$9,739
3/31/2016	$9,543	$10,370	$9,886	$10,086
4/30/2016	$9,703	$10,409	$10,004	$10,246
5/31/2016	$9,751	$10,412	$10,050	$10,293
6/30/2016	$9,810	$10,599	$10,149	$10,375
7/31/2016	$10,026	$10,666	$10,361	$10,602
8/31/2016	$10,134	$10,654	$10,388	$10,659
9/30/2016	$10,195	$10,648	$10,413	$10,689
10/31/2016	$10,176	$10,566	$10,296	$10,597
11/30/2016	$10,234	$10,316	$10,295	$10,536
12/31/2016	$10,364	$10,331	$10,418	$10,670
1/31/2017	$10,497	$10,351	$10,544	$10,790
2/28/2017	$10,633	$10,421	$10,719	$10,963
3/31/2017	$10,651	$10,415	$10,740	$10,988
4/30/2017	$10,729	$10,496	$10,834	$11,109
5/31/2017	$10,790	$10,576	$10,929	$11,243
6/30/2017	$10,814	$10,566	$10,956	$11,255
7/31/2017	$10,932	$10,611	$11,091	$11,386
8/31/2017	$10,906	$10,706	$11,125	$11,438
9/30/2017	$11,034	$10,655	$11,227	$11,517
10/31/2017	$11,147	$10,662	$11,308	$11,602
11/30/2017	$11,226	$10,648	$11,395	$11,670
12/31/2017	$11,263	$10,697	$11,477	$11,748
1/31/2018	$11,531	$10,574	$11,671	$11,894
2/28/2018	$11,279	$10,473	$11,396	$11,675
3/31/2018	$11,233	$10,540	$11,351	$11,617
4/30/2018	$11,230	$10,462	$11,349	$11,633
5/31/2018	$11,317	$10,537	$11,417	$11,705
6/30/2018	$11,269	$10,524	$11,404	$11,710
7/31/2018	$11,352	$10,526	$11,567	$11,854
8/31/2018	$11,540	$10,594	$11,633	$11,968
9/30/2018	$11,581	$10,526	$11,623	$11,971
10/31/2018	$10,974	$10,443	$11,218	$11,615
11/30/2018	$10,992	$10,505	$11,302	$11,666
12/31/2018	$10,508	$10,698	$10,974	$11,429
1/31/2019	$11,100	$10,812	$11,444	$11,882
2/28/2019	$11,347	$10,805	$11,606	$12,040
3/31/2019	$11,379	$11,013	$11,753	$12,224
4/30/2019	$11,590	$11,016	$11,922	$12,403
5/31/2019	$11,342	$11,211	$11,716	$12,247
6/30/2019	$11,659	$11,352	$12,084	$12,636
7/31/2019	$11,718	$11,377	$12,129	$12,688
8/31/2019	$11,598	$11,672	$12,142	$12,769
9/30/2019	$11,614	$11,610	$12,219	$12,830
10/31/2019	$11,719	$11,645	$12,325	$12,956
11/30/2019	$11,882	$11,639	$12,441	$13,074
12/31/2019	$12,132	$11,630	$12,635	$13,257
1/31/2020	$12,084	$11,854	$12,661	$13,347
2/29/2020	$11,762	$12,068	$12,294	$13,065
3/31/2020	$10,483	$11,997	$11,206	$12,127
4/30/2020	$11,048	$12,210	$11,810	$12,739
5/31/2020	$11,526	$12,267	$12,153	$13,101
6/30/2020	$11,872	$12,344	$12,330	$13,273
7/31/2020	$12,295	$12,528	$12,706	$13,706
8/31/2020	$12,613	$12,427	$12,952	$13,962
9/30/2020	$12,459	$12,420	$12,783	$13,785
10/31/2020	$12,402	$12,365	$12,662	$13,651
11/30/2020	$13,304	$12,486	$13,398	$14,382
12/31/2020	$13,765	$12,504	$13,702	$14,648
1/31/2021	$13,734	$12,414	$13,663	$14,575
2/28/2021	$14,054	$12,235	$13,794	$14,610
3/31/2021	$14,190	$12,082	$13,970	$14,680
4/30/2021	$14,448	$12,177	$14,289	$14,976
5/31/2021	$14,632	$12,217	$14,430	$15,073
6/30/2021	$14,535	$12,303	$14,510	$15,231
7/31/2021	$14,553	$12,440	$14,621	$15,396
8/31/2021	$14,731	$12,417	$14,756	$15,521
9/30/2021	$14,433	$12,309	$14,465	$15,275
10/31/2021	$14,780	$12,306	$14,762	$15,516
11/30/2021	$14,509	$12,342	$14,573	$15,383
12/31/2021	$14,751	$12,311	$14,885	$15,641
1/31/2022	$14,189	$12,045	$14,475	$15,131
2/28/2022	$13,993	$11,911	$14,250	$14,911
3/31/2022	$13,905	$11,580	$14,215	$14,802
4/30/2022	$13,238	$11,141	$13,565	$14,057
5/31/2022	$13,309	$11,213	$13,606	$14,114
6/30/2022	$12,443	$11,037	$12,933	$13,407
7/31/2022	$13,039	$11,306	$13,472	$14,073
8/31/2022	$12,768	$10,987	$13,125	$13,636
9/30/2022	$12,164	$10,512	$12,351	$12,855
10/31/2022	$12,380	$10,376	$12,654	$13,147
11/30/2022	$12,834	$10,758	$13,233	$13,717
12/31/2022	$12,595	$10,709	$12,984	$13,506
1/31/2023	$13,017	$11,039	$13,532	$14,115
2/28/2023	$12,757	$10,753	$13,209	$13,809
3/31/2023	$12,907	$11,026	$13,409	$14,129
4/30/2023	$13,005	$11,093	$13,519	$14,279
5/31/2023	$12,815	$10,972	$13,330	$14,130
6/30/2023	$13,060	$10,933	$13,635	$14,420
7/31/2023	$13,227	$10,926	$13,846	$14,614
8/31/2023	$13,100	$10,856	$13,661	$14,476
9/30/2023	$12,738	$10,580	$13,276	$14,083
10/31/2023	$12,512	$10,413	$13,027	$13,814
11/30/2023	$13,182	$10,884	$13,758	$14,640
12/31/2023	$13,683	$11,301	$14,311	$15,250
1/31/2024	$13,769	$11,270	$14,328	$15,284
2/29/2024	$14,010	$11,111	$14,481	$15,391
3/31/2024	$14,301	$11,213	$14,778	$15,652
4/30/2024	$13,921	$10,930	$14,388	$15,264
5/31/2024	$14,243	$11,116	$14,747	$15,629
6/30/2024	$14,330	$11,221	$14,886	$15,812
7/31/2024	$14,616	$11,483	$15,210	$16,148
8/31/2024	$14,968	$11,648	$15,468	$16,446
9/30/2024	$15,154	$11,804	$15,697	$16,699
10/31/2024	$14,947	$11,511	$15,401	$16,376
11/30/2024	$15,368	$11,633	$15,801	$16,703

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	16.58%	5.28%	4.39%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Morningstar Moderately Conservative Allocation Average	14.85%	4.90%	4.68%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	14.09%	5.02%	5.26%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$812,948,676
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$809,582

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.67%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.27%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	32.39%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.69%
Lord Abbett Investment Trust-Income Fund - Class I	10.90%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.60%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.22%
Lord Abbett Private Credit Fund	0.91%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.52%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.86%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.47%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.68%
Lord Abbett Securities Trust-International Value Fund - Class I	3.65%
Lord Abbett Value Opportunities Fund - Class I	3.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LIGQX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1085-R2

01/25

Class R3

LIXRX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$81	0.75%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 16.70%, reflecting performance at the net asset value (NAV) of Class R3 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
11/30/2014	$10,000	$10,000	$10,000	$10,000
12/31/2014	$9,873	$10,009	$9,911	$9,928
1/31/2015	$9,869	$10,219	$9,917	$9,989
2/28/2015	$10,097	$10,123	$10,125	$10,182
3/31/2015	$10,074	$10,170	$10,075	$10,150
4/30/2015	$10,184	$10,134	$10,146	$10,221
5/31/2015	$10,209	$10,109	$10,154	$10,240
6/30/2015	$10,054	$9,999	$9,989	$10,083
7/31/2015	$9,987	$10,069	$10,034	$10,159
8/31/2015	$9,698	$10,054	$9,729	$9,911
9/30/2015	$9,521	$10,122	$9,580	$9,773
10/31/2015	$9,779	$10,124	$9,900	$10,075
11/30/2015	$9,681	$10,097	$9,855	$9,998
12/31/2015	$9,516	$10,064	$9,711	$9,870
1/31/2016	$9,270	$10,203	$9,511	$9,714
2/29/2016	$9,231	$10,275	$9,512	$9,739
3/31/2016	$9,558	$10,370	$9,886	$10,086
4/30/2016	$9,717	$10,409	$10,004	$10,246
5/31/2016	$9,766	$10,412	$10,050	$10,293
6/30/2016	$9,821	$10,599	$10,149	$10,375
7/31/2016	$10,043	$10,666	$10,361	$10,602
8/31/2016	$10,149	$10,654	$10,388	$10,659
9/30/2016	$10,205	$10,648	$10,413	$10,689
10/31/2016	$10,194	$10,566	$10,296	$10,597
11/30/2016	$10,247	$10,316	$10,295	$10,536
12/31/2016	$10,381	$10,331	$10,418	$10,670
1/31/2017	$10,519	$10,351	$10,544	$10,790
2/28/2017	$10,653	$10,421	$10,719	$10,963
3/31/2017	$10,672	$10,415	$10,740	$10,988
4/30/2017	$10,753	$10,496	$10,834	$11,109
5/31/2017	$10,810	$10,576	$10,929	$11,243
6/30/2017	$10,836	$10,566	$10,956	$11,255
7/31/2017	$10,952	$10,611	$11,091	$11,386
8/31/2017	$10,934	$10,706	$11,125	$11,438
9/30/2017	$11,059	$10,655	$11,227	$11,517
10/31/2017	$11,177	$10,662	$11,308	$11,602
11/30/2017	$11,259	$10,648	$11,395	$11,670
12/31/2017	$11,298	$10,697	$11,477	$11,748
1/31/2018	$11,560	$10,574	$11,671	$11,894
2/28/2018	$11,316	$10,473	$11,396	$11,675
3/31/2018	$11,263	$10,540	$11,351	$11,617
4/30/2018	$11,261	$10,462	$11,349	$11,633
5/31/2018	$11,351	$10,537	$11,417	$11,705
6/30/2018	$11,311	$10,524	$11,404	$11,710
7/31/2018	$11,390	$10,526	$11,567	$11,854
8/31/2018	$11,577	$10,594	$11,633	$11,968
9/30/2018	$11,621	$10,526	$11,623	$11,971
10/31/2018	$11,012	$10,443	$11,218	$11,615
11/30/2018	$11,031	$10,505	$11,302	$11,666
12/31/2018	$10,548	$10,698	$10,974	$11,429
1/31/2019	$11,137	$10,812	$11,444	$11,882
2/28/2019	$11,386	$10,805	$11,606	$12,040
3/31/2019	$11,420	$11,013	$11,753	$12,224
4/30/2019	$11,638	$11,016	$11,922	$12,403
5/31/2019	$11,392	$11,211	$11,716	$12,247
6/30/2019	$11,712	$11,352	$12,084	$12,636
7/31/2019	$11,766	$11,377	$12,129	$12,688
8/31/2019	$11,643	$11,672	$12,142	$12,769
9/30/2019	$11,661	$11,610	$12,219	$12,830
10/31/2019	$11,771	$11,645	$12,325	$12,956
11/30/2019	$11,940	$11,639	$12,441	$13,074
12/31/2019	$12,192	$11,630	$12,635	$13,257
1/31/2020	$12,144	$11,854	$12,661	$13,347
2/29/2020	$11,820	$12,068	$12,294	$13,065
3/31/2020	$10,540	$11,997	$11,206	$12,127
4/30/2020	$11,101	$12,210	$11,810	$12,739
5/31/2020	$11,581	$12,267	$12,153	$13,101
6/30/2020	$11,931	$12,344	$12,330	$13,273
7/31/2020	$12,362	$12,528	$12,706	$13,706
8/31/2020	$12,684	$12,427	$12,952	$13,962
9/30/2020	$12,525	$12,420	$12,783	$13,785
10/31/2020	$12,468	$12,365	$12,662	$13,651
11/30/2020	$13,377	$12,486	$13,398	$14,382
12/31/2020	$13,840	$12,504	$13,702	$14,648
1/31/2021	$13,818	$12,414	$13,663	$14,575
2/28/2021	$14,142	$12,235	$13,794	$14,610
3/31/2021	$14,276	$12,082	$13,970	$14,680
4/30/2021	$14,536	$12,177	$14,289	$14,976
5/31/2021	$14,720	$12,217	$14,430	$15,073
6/30/2021	$14,621	$12,303	$14,510	$15,231
7/31/2021	$14,641	$12,440	$14,621	$15,396
8/31/2021	$14,827	$12,417	$14,756	$15,521
9/30/2021	$14,528	$12,309	$14,465	$15,275
10/31/2021	$14,881	$12,306	$14,762	$15,516
11/30/2021	$14,601	$12,342	$14,573	$15,383
12/31/2021	$14,845	$12,311	$14,885	$15,641
1/31/2022	$14,281	$12,045	$14,475	$15,131
2/28/2022	$14,096	$11,911	$14,250	$14,911
3/31/2022	$14,005	$11,580	$14,215	$14,802
4/30/2022	$13,331	$11,141	$13,565	$14,057
5/31/2022	$13,406	$11,213	$13,606	$14,114
6/30/2022	$12,534	$11,037	$12,933	$13,407
7/31/2022	$13,137	$11,306	$13,472	$14,073
8/31/2022	$12,865	$10,987	$13,125	$13,636
9/30/2022	$12,256	$10,512	$12,351	$12,855
10/31/2022	$12,472	$10,376	$12,654	$13,147
11/30/2022	$12,928	$10,758	$13,233	$13,717
12/31/2022	$12,690	$10,709	$12,984	$13,506
1/31/2023	$13,111	$11,039	$13,532	$14,115
2/28/2023	$12,861	$10,753	$13,209	$13,809
3/31/2023	$13,009	$11,026	$13,409	$14,129
4/30/2023	$13,103	$11,093	$13,519	$14,279
5/31/2023	$12,924	$10,972	$13,330	$14,130
6/30/2023	$13,171	$10,933	$13,635	$14,420
7/31/2023	$13,328	$10,926	$13,846	$14,614
8/31/2023	$13,207	$10,856	$13,661	$14,476
9/30/2023	$12,840	$10,580	$13,276	$14,083
10/31/2023	$12,624	$10,413	$13,027	$13,814
11/30/2023	$13,295	$10,884	$13,758	$14,640
12/31/2023	$13,800	$11,301	$14,311	$15,250
1/31/2024	$13,891	$11,270	$14,328	$15,284
2/29/2024	$14,134	$11,111	$14,481	$15,391
3/31/2024	$14,430	$11,213	$14,778	$15,652
4/30/2024	$14,044	$10,930	$14,388	$15,264
5/31/2024	$14,372	$11,116	$14,747	$15,629
6/30/2024	$14,454	$11,221	$14,886	$15,812
7/31/2024	$14,745	$11,483	$15,210	$16,148
8/31/2024	$15,104	$11,648	$15,468	$16,446
9/30/2024	$15,299	$11,804	$15,697	$16,699
10/31/2024	$15,085	$11,511	$15,401	$16,376
11/30/2024	$15,516	$11,633	$15,801	$16,703

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	16.70%	5.38%	4.49%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Morningstar Moderately Conservative Allocation Average	14.85%	4.90%	4.68%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	14.09%	5.02%	5.26%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$812,948,676
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$809,582

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.67%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.27%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	32.39%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.69%
Lord Abbett Investment Trust-Income Fund - Class I	10.90%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.60%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.22%
Lord Abbett Private Credit Fund	0.91%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.52%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.86%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.47%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.68%
Lord Abbett Securities Trust-International Value Fund - Class I	3.65%
Lord Abbett Value Opportunities Fund - Class I	3.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LIXRX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-2059-R3

01/25

Class R4

LIXSX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$54	0.50%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 16.99%, reflecting performance at the net asset value (NAV) of Class R4 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,935	$10,070	$10,045	$10,075
8/31/2015	$9,650	$10,055	$9,740	$9,829
9/30/2015	$9,475	$10,123	$9,590	$9,693
10/31/2015	$9,733	$10,125	$9,911	$9,992
11/30/2015	$9,638	$10,098	$9,865	$9,915
12/31/2015	$9,476	$10,065	$9,721	$9,788
1/31/2016	$9,233	$10,204	$9,522	$9,634
2/29/2016	$9,196	$10,276	$9,523	$9,658
3/31/2016	$9,524	$10,371	$9,897	$10,003
4/30/2016	$9,683	$10,410	$10,015	$10,161
5/31/2016	$9,735	$10,413	$10,061	$10,208
6/30/2016	$9,792	$10,600	$10,160	$10,289
7/31/2016	$10,015	$10,667	$10,372	$10,514
8/31/2016	$10,123	$10,655	$10,399	$10,571
9/30/2016	$10,188	$10,649	$10,424	$10,600
10/31/2016	$10,172	$10,567	$10,307	$10,509
11/30/2016	$10,234	$10,317	$10,306	$10,449
12/31/2016	$10,363	$10,332	$10,429	$10,582
1/31/2017	$10,503	$10,352	$10,555	$10,700
2/28/2017	$10,640	$10,422	$10,731	$10,873
3/31/2017	$10,662	$10,416	$10,751	$10,897
4/30/2017	$10,746	$10,497	$10,846	$11,017
5/31/2017	$10,805	$10,577	$10,941	$11,150
6/30/2017	$10,833	$10,567	$10,967	$11,162
7/31/2017	$10,951	$10,612	$11,103	$11,292
8/31/2017	$10,936	$10,707	$11,137	$11,344
9/30/2017	$11,063	$10,656	$11,239	$11,422
10/31/2017	$11,184	$10,663	$11,320	$11,506
11/30/2017	$11,268	$10,649	$11,407	$11,574
12/31/2017	$11,309	$10,698	$11,490	$11,651
1/31/2018	$11,575	$10,575	$11,683	$11,795
2/28/2018	$11,333	$10,474	$11,408	$11,578
3/31/2018	$11,283	$10,542	$11,363	$11,521
4/30/2018	$11,283	$10,463	$11,361	$11,537
5/31/2018	$11,369	$10,538	$11,429	$11,608
6/30/2018	$11,331	$10,525	$11,416	$11,613
7/31/2018	$11,420	$10,527	$11,579	$11,756
8/31/2018	$11,610	$10,595	$11,646	$11,869
9/30/2018	$11,656	$10,527	$11,635	$11,872
10/31/2018	$11,048	$10,444	$11,230	$11,519
11/30/2018	$11,069	$10,506	$11,314	$11,569
12/31/2018	$10,587	$10,699	$10,986	$11,335
1/31/2019	$11,180	$10,813	$11,456	$11,784
2/28/2019	$11,432	$10,806	$11,619	$11,940
3/31/2019	$11,468	$11,014	$11,766	$12,123
4/30/2019	$11,690	$11,017	$11,935	$12,300
5/31/2019	$11,445	$11,212	$11,729	$12,145
6/30/2019	$11,760	$11,353	$12,097	$12,531
7/31/2019	$11,825	$11,378	$12,142	$12,583
8/31/2019	$11,705	$11,673	$12,155	$12,663
9/30/2019	$11,725	$11,611	$12,232	$12,724
10/31/2019	$11,838	$11,646	$12,338	$12,848
11/30/2019	$12,010	$11,640	$12,454	$12,966
12/31/2019	$12,266	$11,632	$12,649	$13,147
1/31/2020	$12,212	$11,855	$12,674	$13,236
2/29/2020	$11,897	$12,069	$12,307	$12,956
3/31/2020	$10,603	$11,998	$11,218	$12,027
4/30/2020	$11,179	$12,211	$11,823	$12,634
5/31/2020	$11,664	$12,268	$12,167	$12,993
6/30/2020	$12,020	$12,345	$12,343	$13,163
7/31/2020	$12,456	$12,530	$12,720	$13,592
8/31/2020	$12,783	$12,428	$12,966	$13,847
9/30/2020	$12,626	$12,422	$12,797	$13,671
10/31/2020	$12,571	$12,366	$12,675	$13,538
11/30/2020	$13,490	$12,488	$13,413	$14,263
12/31/2020	$13,960	$12,505	$13,716	$14,527
1/31/2021	$13,933	$12,415	$13,678	$14,455
2/28/2021	$14,263	$12,236	$13,809	$14,490
3/31/2021	$14,409	$12,083	$13,985	$14,559
4/30/2021	$14,675	$12,178	$14,305	$14,852
5/31/2021	$14,863	$12,218	$14,445	$14,949
6/30/2021	$14,767	$12,304	$14,526	$15,105
7/31/2021	$14,790	$12,442	$14,637	$15,269
8/31/2021	$14,981	$12,418	$14,772	$15,392
9/30/2021	$14,682	$12,310	$14,480	$15,149
10/31/2021	$15,042	$12,307	$14,778	$15,388
11/30/2021	$14,762	$12,344	$14,588	$15,256
12/31/2021	$15,012	$12,312	$14,901	$15,512
1/31/2022	$14,444	$12,047	$14,490	$15,005
2/28/2022	$14,250	$11,912	$14,265	$14,788
3/31/2022	$14,172	$11,581	$14,230	$14,680
4/30/2022	$13,492	$11,142	$13,580	$13,941
5/31/2022	$13,571	$11,214	$13,621	$13,997
6/30/2022	$12,691	$11,038	$12,947	$13,296
7/31/2022	$13,295	$11,307	$13,487	$13,957
8/31/2022	$13,022	$10,988	$13,139	$13,523
9/30/2022	$12,409	$10,513	$12,364	$12,748
10/31/2022	$12,630	$10,377	$12,667	$13,038
11/30/2022	$13,104	$10,759	$13,247	$13,603
12/31/2022	$12,865	$10,710	$12,998	$13,394
1/31/2023	$13,295	$11,040	$13,546	$13,998
2/28/2023	$13,034	$10,754	$13,223	$13,695
3/31/2023	$13,197	$11,027	$13,424	$14,012
4/30/2023	$13,294	$11,094	$13,534	$14,160
5/31/2023	$13,107	$10,973	$13,344	$14,013
6/30/2023	$13,361	$10,934	$13,650	$14,301
7/31/2023	$13,532	$10,927	$13,861	$14,493
8/31/2023	$13,411	$10,857	$13,676	$14,356
9/30/2023	$13,042	$10,581	$13,290	$13,966
10/31/2023	$12,816	$10,414	$13,041	$13,700
11/30/2023	$13,510	$10,886	$13,773	$14,519
12/31/2023	$14,026	$11,302	$14,326	$15,124
1/31/2024	$14,111	$11,271	$14,344	$15,157
2/29/2024	$14,370	$11,112	$14,496	$15,264
3/31/2024	$14,674	$11,215	$14,794	$15,523
4/30/2024	$14,285	$10,931	$14,404	$15,137
5/31/2024	$14,622	$11,117	$14,763	$15,499
6/30/2024	$14,708	$11,222	$14,902	$15,681
7/31/2024	$15,008	$11,484	$15,227	$16,015
8/31/2024	$15,377	$11,649	$15,485	$16,310
9/30/2024	$15,568	$11,805	$15,714	$16,561
10/31/2024	$15,363	$11,512	$15,417	$16,240
11/30/2024	$15,806	$11,634	$15,818	$16,565

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	16.99%	5.65%	4.98%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Morningstar Moderately Conservative Allocation Average	14.85%	4.90%	4.99%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	14.09%	5.02%	5.50%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$812,948,676
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$809,582

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.67%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.27%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	32.39%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.69%
Lord Abbett Investment Trust-Income Fund - Class I	10.90%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.60%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.22%
Lord Abbett Private Credit Fund	0.91%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.52%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.86%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.47%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.68%
Lord Abbett Securities Trust-International Value Fund - Class I	3.65%
Lord Abbett Value Opportunities Fund - Class I	3.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LIXSX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8711-R4

01/25

Class R5

LIXTX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$25	0.23%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 17.25%, reflecting performance at the net asset value (NAV) of Class R5 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,937	$10,070	$10,045	$10,075
8/31/2015	$9,658	$10,055	$9,740	$9,829
9/30/2015	$9,478	$10,123	$9,590	$9,693
10/31/2015	$9,747	$10,125	$9,911	$9,992
11/30/2015	$9,646	$10,098	$9,865	$9,915
12/31/2015	$9,484	$10,065	$9,721	$9,788
1/31/2016	$9,248	$10,204	$9,522	$9,634
2/29/2016	$9,213	$10,276	$9,523	$9,658
3/31/2016	$9,538	$10,371	$9,897	$10,003
4/30/2016	$9,701	$10,410	$10,015	$10,161
5/31/2016	$9,754	$10,413	$10,061	$10,208
6/30/2016	$9,821	$10,600	$10,160	$10,289
7/31/2016	$10,041	$10,667	$10,372	$10,514
8/31/2016	$10,151	$10,655	$10,399	$10,571
9/30/2016	$10,219	$10,649	$10,424	$10,600
10/31/2016	$10,205	$10,567	$10,307	$10,509
11/30/2016	$10,270	$10,317	$10,306	$10,449
12/31/2016	$10,402	$10,332	$10,429	$10,582
1/31/2017	$10,545	$10,352	$10,555	$10,700
2/28/2017	$10,685	$10,422	$10,731	$10,873
3/31/2017	$10,708	$10,416	$10,751	$10,897
4/30/2017	$10,795	$10,497	$10,846	$11,017
5/31/2017	$10,856	$10,577	$10,941	$11,150
6/30/2017	$10,887	$10,567	$10,967	$11,162
7/31/2017	$11,008	$10,612	$11,103	$11,292
8/31/2017	$10,995	$10,707	$11,137	$11,344
9/30/2017	$11,126	$10,656	$11,239	$11,422
10/31/2017	$11,243	$10,663	$11,320	$11,506
11/30/2017	$11,338	$10,649	$11,407	$11,574
12/31/2017	$11,382	$10,698	$11,490	$11,651
1/31/2018	$11,653	$10,575	$11,683	$11,795
2/28/2018	$11,410	$10,474	$11,408	$11,578
3/31/2018	$11,361	$10,542	$11,363	$11,521
4/30/2018	$11,363	$10,463	$11,361	$11,537
5/31/2018	$11,452	$10,538	$11,429	$11,608
6/30/2018	$11,416	$10,525	$11,416	$11,613
7/31/2018	$11,509	$10,527	$11,579	$11,756
8/31/2018	$11,704	$10,595	$11,646	$11,869
9/30/2018	$11,753	$10,527	$11,635	$11,872
10/31/2018	$11,139	$10,444	$11,230	$11,519
11/30/2018	$11,162	$10,506	$11,314	$11,569
12/31/2018	$10,675	$10,699	$10,986	$11,335
1/31/2019	$11,280	$10,813	$11,456	$11,784
2/28/2019	$11,538	$10,806	$11,619	$11,940
3/31/2019	$11,577	$11,014	$11,766	$12,123
4/30/2019	$11,796	$11,017	$11,935	$12,300
5/31/2019	$11,558	$11,212	$11,729	$12,145
6/30/2019	$11,881	$11,353	$12,097	$12,531
7/31/2019	$11,950	$11,378	$12,142	$12,583
8/31/2019	$11,830	$11,673	$12,155	$12,663
9/30/2019	$11,852	$11,611	$12,232	$12,724
10/31/2019	$11,962	$11,646	$12,338	$12,848
11/30/2019	$12,139	$11,640	$12,454	$12,966
12/31/2019	$12,402	$11,632	$12,649	$13,147
1/31/2020	$12,358	$11,855	$12,674	$13,236
2/29/2020	$12,032	$12,069	$12,307	$12,956
3/31/2020	$10,734	$11,998	$11,218	$12,027
4/30/2020	$11,315	$12,211	$11,823	$12,634
5/31/2020	$11,810	$12,268	$12,167	$12,993
6/30/2020	$12,167	$12,345	$12,343	$13,163
7/31/2020	$12,614	$12,530	$12,720	$13,592
8/31/2020	$12,949	$12,428	$12,966	$13,847
9/30/2020	$12,793	$12,422	$12,797	$13,671
10/31/2020	$12,739	$12,366	$12,675	$13,538
11/30/2020	$13,670	$12,488	$13,413	$14,263
12/31/2020	$14,152	$12,505	$13,716	$14,527
1/31/2021	$14,136	$12,415	$13,678	$14,455
2/28/2021	$14,467	$12,236	$13,809	$14,490
3/31/2021	$14,619	$12,083	$13,985	$14,559
4/30/2021	$14,894	$12,178	$14,305	$14,852
5/31/2021	$15,089	$12,218	$14,445	$14,949
6/30/2021	$14,994	$12,304	$14,526	$15,105
7/31/2021	$15,021	$12,442	$14,637	$15,269
8/31/2021	$15,210	$12,418	$14,772	$15,392
9/30/2021	$14,917	$12,310	$14,480	$15,149
10/31/2021	$15,279	$12,307	$14,778	$15,388
11/30/2021	$15,005	$12,344	$14,588	$15,256
12/31/2021	$15,263	$12,312	$14,901	$15,512
1/31/2022	$14,686	$12,047	$14,490	$15,005
2/28/2022	$14,499	$11,912	$14,265	$14,788
3/31/2022	$14,413	$11,581	$14,230	$14,680
4/30/2022	$13,721	$11,142	$13,580	$13,941
5/31/2022	$13,804	$11,214	$13,621	$13,997
6/30/2022	$12,915	$11,038	$12,947	$13,296
7/31/2022	$13,537	$11,307	$13,487	$13,957
8/31/2022	$13,260	$10,988	$13,139	$13,523
9/30/2022	$12,643	$10,513	$12,364	$12,748
10/31/2022	$12,872	$10,377	$12,667	$13,038
11/30/2022	$13,352	$10,759	$13,247	$13,603
12/31/2022	$13,110	$10,710	$12,998	$13,394
1/31/2023	$13,554	$11,040	$13,546	$13,998
2/28/2023	$13,289	$10,754	$13,223	$13,695
3/31/2023	$13,459	$11,027	$13,424	$14,012
4/30/2023	$13,561	$11,094	$13,534	$14,160
5/31/2023	$13,372	$10,973	$13,344	$14,013
6/30/2023	$13,635	$10,934	$13,650	$14,301
7/31/2023	$13,814	$10,927	$13,861	$14,493
8/31/2023	$13,693	$10,857	$13,676	$14,356
9/30/2023	$13,316	$10,581	$13,290	$13,966
10/31/2023	$13,097	$10,414	$13,041	$13,700
11/30/2023	$13,804	$10,886	$13,773	$14,519
12/31/2023	$14,327	$11,302	$14,326	$15,124
1/31/2024	$14,428	$11,271	$14,344	$15,157
2/29/2024	$14,688	$11,112	$14,496	$15,264
3/31/2024	$15,004	$11,215	$14,794	$15,523
4/30/2024	$14,607	$10,931	$14,404	$15,137
5/31/2024	$14,956	$11,117	$14,763	$15,499
6/30/2024	$15,048	$11,222	$14,902	$15,681
7/31/2024	$15,360	$11,484	$15,227	$16,015
8/31/2024	$15,743	$11,649	$15,485	$16,310
9/30/2024	$15,944	$11,805	$15,714	$16,561
10/31/2024	$15,736	$11,512	$15,417	$16,240
11/30/2024	$16,185	$11,634	$15,818	$16,565

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	17.25%	5.92%	5.25%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Morningstar Moderately Conservative Allocation Average	14.85%	4.90%	4.99%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	14.09%	5.02%	5.50%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$812,948,676
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$809,582

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.67%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.27%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	32.39%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.69%
Lord Abbett Investment Trust-Income Fund - Class I	10.90%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.60%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.22%
Lord Abbett Private Credit Fund	0.91%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.52%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.86%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.47%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.68%
Lord Abbett Securities Trust-International Value Fund - Class I	3.65%
Lord Abbett Value Opportunities Fund - Class I	3.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LIXTX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8743-R5

01/25

Class R6

LIXVX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Multi-Asset Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.19%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 17.35%, reflecting performance at the net asset value (NAV) of Class R6 shares,with all distributions reinvested, compared to its benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned  6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and 25 basis points in November. There were also increased expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these rate cut expectations, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: The Fund’s allocation to high-growth U.S. stocks through its investments in the Lord Abbett Growth Leaders Fund contributed to relative performance over the period.

Top detractors from performance: The Fund’s allocation to high quality taxable fixed income securities through its investments in the Lord Abbett Core Fixed Income Fund and the Lord Abbett Ultra Short Bond Fund detracted from relative performance over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Allocation Average	45% Bloomberg U.S. Aggregate Bond Index/25% BofA HY Master II Constrained Index/20% Russell 1000 Index/10% MSCI EAFE Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,937	$10,070	$10,045	$10,075
8/31/2015	$9,658	$10,055	$9,740	$9,829
9/30/2015	$9,478	$10,123	$9,590	$9,693
10/31/2015	$9,747	$10,125	$9,911	$9,992
11/30/2015	$9,647	$10,098	$9,865	$9,915
12/31/2015	$9,485	$10,065	$9,721	$9,788
1/31/2016	$9,249	$10,204	$9,522	$9,634
2/29/2016	$9,214	$10,276	$9,523	$9,658
3/31/2016	$9,539	$10,371	$9,897	$10,003
4/30/2016	$9,702	$10,410	$10,015	$10,161
5/31/2016	$9,756	$10,413	$10,061	$10,208
6/30/2016	$9,823	$10,600	$10,160	$10,289
7/31/2016	$10,043	$10,667	$10,372	$10,514
8/31/2016	$10,154	$10,655	$10,399	$10,571
9/30/2016	$10,215	$10,649	$10,424	$10,600
10/31/2016	$10,208	$10,567	$10,307	$10,509
11/30/2016	$10,266	$10,317	$10,306	$10,449
12/31/2016	$10,399	$10,332	$10,429	$10,582
1/31/2017	$10,542	$10,352	$10,555	$10,700
2/28/2017	$10,682	$10,422	$10,731	$10,873
3/31/2017	$10,713	$10,416	$10,751	$10,897
4/30/2017	$10,799	$10,497	$10,846	$11,017
5/31/2017	$10,861	$10,577	$10,941	$11,150
6/30/2017	$10,892	$10,567	$10,967	$11,162
7/31/2017	$11,014	$10,612	$11,103	$11,292
8/31/2017	$11,000	$10,707	$11,137	$11,344
9/30/2017	$11,131	$10,656	$11,239	$11,422
10/31/2017	$11,248	$10,663	$11,320	$11,506
11/30/2017	$11,344	$10,649	$11,407	$11,574
12/31/2017	$11,388	$10,698	$11,490	$11,651
1/31/2018	$11,659	$10,575	$11,683	$11,795
2/28/2018	$11,416	$10,474	$11,408	$11,578
3/31/2018	$11,367	$10,542	$11,363	$11,521
4/30/2018	$11,370	$10,463	$11,361	$11,537
5/31/2018	$11,467	$10,538	$11,429	$11,608
6/30/2018	$11,431	$10,525	$11,416	$11,613
7/31/2018	$11,516	$10,527	$11,579	$11,756
8/31/2018	$11,711	$10,595	$11,646	$11,869
9/30/2018	$11,760	$10,527	$11,635	$11,872
10/31/2018	$11,146	$10,444	$11,230	$11,519
11/30/2018	$11,177	$10,506	$11,314	$11,569
12/31/2018	$10,690	$10,699	$10,986	$11,335
1/31/2019	$11,295	$10,813	$11,456	$11,784
2/28/2019	$11,554	$10,806	$11,619	$11,940
3/31/2019	$11,592	$11,014	$11,766	$12,123
4/30/2019	$11,813	$11,017	$11,935	$12,300
5/31/2019	$11,574	$11,212	$11,729	$12,145
6/30/2019	$11,897	$11,353	$12,097	$12,531
7/31/2019	$11,966	$11,378	$12,142	$12,583
8/31/2019	$11,846	$11,673	$12,155	$12,663
9/30/2019	$11,869	$11,611	$12,232	$12,724
10/31/2019	$11,987	$11,646	$12,338	$12,848
11/30/2019	$12,164	$11,640	$12,454	$12,966
12/31/2019	$12,419	$11,632	$12,649	$13,147
1/31/2020	$12,376	$11,855	$12,674	$13,236
2/29/2020	$12,057	$12,069	$12,307	$12,956
3/31/2020	$10,751	$11,998	$11,218	$12,027
4/30/2020	$11,340	$12,211	$11,823	$12,634
5/31/2020	$11,836	$12,268	$12,167	$12,993
6/30/2020	$12,193	$12,345	$12,343	$13,163
7/31/2020	$12,640	$12,530	$12,720	$13,592
8/31/2020	$12,977	$12,428	$12,966	$13,847
9/30/2020	$12,820	$12,422	$12,797	$13,671
10/31/2020	$12,766	$12,366	$12,675	$13,538
11/30/2020	$13,707	$12,488	$13,413	$14,263
12/31/2020	$14,190	$12,505	$13,716	$14,527
1/31/2021	$14,165	$12,415	$13,678	$14,455
2/28/2021	$14,505	$12,236	$13,809	$14,490
3/31/2021	$14,649	$12,083	$13,985	$14,559
4/30/2021	$14,924	$12,178	$14,305	$14,852
5/31/2021	$15,119	$12,218	$14,445	$14,949
6/30/2021	$15,033	$12,304	$14,526	$15,105
7/31/2021	$15,060	$12,442	$14,637	$15,269
8/31/2021	$15,250	$12,418	$14,772	$15,392
9/30/2021	$14,956	$12,310	$14,480	$15,149
10/31/2021	$15,319	$12,307	$14,778	$15,388
11/30/2021	$15,045	$12,344	$14,588	$15,256
12/31/2021	$15,304	$12,312	$14,901	$15,512
1/31/2022	$14,726	$12,047	$14,490	$15,005
2/28/2022	$14,540	$11,912	$14,265	$14,788
3/31/2022	$14,454	$11,581	$14,230	$14,680
4/30/2022	$13,761	$11,142	$13,580	$13,941
5/31/2022	$13,844	$11,214	$13,621	$13,997
6/30/2022	$12,955	$11,038	$12,947	$13,296
7/31/2022	$13,586	$11,307	$13,487	$13,957
8/31/2022	$13,310	$10,988	$13,139	$13,523
9/30/2022	$12,683	$10,513	$12,364	$12,748
10/31/2022	$12,913	$10,377	$12,667	$13,038
11/30/2022	$13,393	$10,759	$13,247	$13,603
12/31/2022	$13,150	$10,710	$12,998	$13,394
1/31/2023	$13,595	$11,040	$13,546	$13,998
2/28/2023	$13,340	$10,754	$13,223	$13,695
3/31/2023	$13,500	$11,027	$13,424	$14,012
4/30/2023	$13,612	$11,094	$13,534	$14,160
5/31/2023	$13,423	$10,973	$13,344	$14,013
6/30/2023	$13,687	$10,934	$13,650	$14,301
7/31/2023	$13,866	$10,927	$13,861	$14,493
8/31/2023	$13,736	$10,857	$13,676	$14,356
9/30/2023	$13,368	$10,581	$13,290	$13,966
10/31/2023	$13,148	$10,414	$13,041	$13,700
11/30/2023	$13,856	$10,886	$13,773	$14,519
12/31/2023	$14,379	$11,302	$14,326	$15,124
1/31/2024	$14,481	$11,271	$14,344	$15,157
2/29/2024	$14,741	$11,112	$14,496	$15,264
3/31/2024	$15,056	$11,215	$14,794	$15,523
4/30/2024	$14,669	$10,931	$14,404	$15,137
5/31/2024	$15,019	$11,117	$14,763	$15,499
6/30/2024	$15,111	$11,222	$14,902	$15,681
7/31/2024	$15,423	$11,484	$15,227	$16,015
8/31/2024	$15,807	$11,649	$15,485	$16,310
9/30/2024	$16,007	$11,805	$15,714	$16,561
10/31/2024	$15,800	$11,512	$15,417	$16,240
11/30/2024	$16,259	$11,634	$15,818	$16,565

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	17.35%	5.97%	5.30%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Morningstar Moderately Conservative Allocation Average	14.85%	4.90%	4.99%
45 BBG US Agg/25 Bofa HY Master II/20 Russell 1000/10 MSCI EAFE Gross Div	14.09%	5.02%	5.50%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$812,948,676
# of Portfolio Holdings	15
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$809,582

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Affiliated Fund, Inc. - Class I	5.67%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	3.27%
Lord Abbett Investment Trust-Core Fixed Income Fund - Class I	32.39%
Lord Abbett Investment Trust-High Yield Fund - Class I	7.69%
Lord Abbett Investment Trust-Income Fund - Class I	10.90%
Lord Abbett Investment Trust-Short Duration Income Fund - Class I	4.60%
Lord Abbett Investment Trust-Ultra Short Bond Fund - Class I	0.22%
Lord Abbett Private Credit Fund	0.91%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund - Class I	8.52%
Lord Abbett Securities Trust-Fundamental Equity Fund - Class I	7.86%
Lord Abbett Securities Trust-Growth Leaders Fund - Class I	6.47%
Lord Abbett Securities Trust-International Equity Fund - Class I	4.68%
Lord Abbett Securities Trust-International Value Fund - Class I	3.65%
Lord Abbett Value Opportunities Fund - Class I	3.17%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LIXVX

Lord Abbett Multi-Asset Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8775-R6

01/25

Class A

LDCAX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.60%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.25%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$9,775	$10,000	$10,000
4/30/2017	$9,779	$9,992	$9,967
5/31/2017	$9,809	$10,008	$10,044
6/30/2017	$9,800	$10,005	$10,034
7/31/2017	$9,831	$10,030	$10,077
8/31/2017	$9,861	$10,050	$10,167
9/30/2017	$9,841	$10,038	$10,119
10/31/2017	$9,852	$10,036	$10,125
11/30/2017	$9,843	$10,014	$10,112
12/31/2017	$9,846	$10,017	$10,158
1/31/2018	$9,828	$9,991	$10,041
2/28/2018	$9,820	$9,981	$9,946
3/31/2018	$9,833	$9,997	$10,010
4/30/2018	$9,828	$9,987	$9,935
5/31/2018	$9,863	$10,024	$10,006
6/30/2018	$9,870	$10,025	$9,994
7/31/2018	$9,886	$10,031	$9,996
8/31/2018	$9,924	$10,066	$10,061
9/30/2018	$9,922	$10,059	$9,996
10/31/2018	$9,928	$10,070	$9,917
11/30/2018	$9,946	$10,099	$9,976
12/31/2018	$9,993	$10,177	$10,159
1/31/2019	$10,059	$10,217	$10,267
2/28/2019	$10,084	$10,233	$10,261
3/31/2019	$10,161	$10,300	$10,458
4/30/2019	$10,188	$10,324	$10,461
5/31/2019	$10,247	$10,395	$10,647
6/30/2019	$10,306	$10,453	$10,780
7/31/2019	$10,322	$10,447	$10,804
8/31/2019	$10,388	$10,531	$11,084
9/30/2019	$10,390	$10,525	$11,025
10/31/2019	$10,426	$10,562	$11,058
11/30/2019	$10,430	$10,562	$11,053
12/31/2019	$10,459	$10,587	$11,045
1/31/2020	$10,533	$10,646	$11,258
2/29/2020	$10,578	$10,733	$11,460
3/31/2020	$10,136	$10,766	$11,393
4/30/2020	$10,331	$10,834	$11,595
5/31/2020	$10,431	$10,870	$11,649
6/30/2020	$10,547	$10,892	$11,723
7/31/2020	$10,598	$10,913	$11,898
8/31/2020	$10,627	$10,917	$11,802
9/30/2020	$10,643	$10,918	$11,795
10/31/2020	$10,648	$10,920	$11,743
11/30/2020	$10,686	$10,930	$11,858
12/31/2020	$10,725	$10,940	$11,874
1/31/2021	$10,752	$10,944	$11,789
2/28/2021	$10,745	$10,941	$11,619
3/31/2021	$10,727	$10,936	$11,474
4/30/2021	$10,753	$10,944	$11,564
5/31/2021	$10,766	$10,957	$11,602
6/30/2021	$10,758	$10,940	$11,684
7/31/2021	$10,783	$10,959	$11,814
8/31/2021	$10,775	$10,959	$11,792
9/30/2021	$10,770	$10,950	$11,690
10/31/2021	$10,754	$10,914	$11,686
11/30/2021	$10,738	$10,905	$11,721
12/31/2021	$10,732	$10,889	$11,691
1/31/2022	$10,671	$10,811	$11,439
2/28/2022	$10,600	$10,763	$11,312
3/31/2022	$10,475	$10,618	$10,997
4/30/2022	$10,407	$10,561	$10,580
5/31/2022	$10,418	$10,625	$10,648
6/30/2022	$10,329	$10,551	$10,481
7/31/2022	$10,408	$10,606	$10,737
8/31/2022	$10,347	$10,523	$10,434
9/30/2022	$10,207	$10,395	$9,983
10/31/2022	$10,181	$10,382	$9,854
11/30/2022	$10,292	$10,467	$10,216
12/31/2022	$10,327	$10,487	$10,170
1/31/2023	$10,454	$10,572	$10,483
2/28/2023	$10,400	$10,493	$10,212
3/31/2023	$10,507	$10,646	$10,471
4/30/2023	$10,559	$10,682	$10,535
5/31/2023	$10,520	$10,649	$10,420
6/30/2023	$10,493	$10,606	$10,383
7/31/2023	$10,558	$10,650	$10,376
8/31/2023	$10,602	$10,688	$10,309
9/30/2023	$10,598	$10,683	$10,047
10/31/2023	$10,619	$10,717	$9,889
11/30/2023	$10,759	$10,841	$10,337
12/31/2023	$10,899	$10,971	$10,732
1/31/2024	$10,955	$11,014	$10,703
2/29/2024	$10,940	$10,973	$10,552
3/31/2024	$10,998	$11,017	$10,649
4/30/2024	$10,971	$10,980	$10,380
5/31/2024	$11,065	$11,060	$10,556
6/30/2024	$11,122	$11,122	$10,656
7/31/2024	$11,241	$11,254	$10,905
8/31/2024	$11,348	$11,356	$11,062
9/30/2024	$11,429	$11,451	$11,210
10/31/2024	$11,376	$11,386	$10,932
11/30/2024	$11,431	$11,424	$11,047

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/19/17
Class A at NAV	6.25%	1.85%	2.08%
Class A with sales charge	3.86%	1.39%	1.77%
Bloomberg US Govt/Credit 1-3 Year Index	5.38%	1.58%	1.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.32%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$499,623,921
# of Portfolio Holdings	467
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$856,642

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	19.84%
Basic Materials	1.62%
Communications	1.38%
Consumer Discretionary	4.44%
Consumer Non-Cyclical	0.16%
Consumer Staples	3.98%
Energy	4.99%
Financial	24.52%
Government	21.03%
Industrial	3.38%
Mortgage Securities	5.98%
Technology	2.12%
Utilities	5.14%
Repurchase Agreements	1.34%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LDCAX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8874-A

01/25

Class C

LDCCX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$127	1.24%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 5.46%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,003	$9,992	$9,967
5/31/2017	$10,016	$10,008	$10,044
6/30/2017	$10,011	$10,005	$10,034
7/31/2017	$10,035	$10,030	$10,077
8/31/2017	$10,058	$10,050	$10,167
9/30/2017	$10,032	$10,038	$10,119
10/31/2017	$10,037	$10,036	$10,125
11/30/2017	$10,022	$10,014	$10,112
12/31/2017	$10,018	$10,017	$10,158
1/31/2018	$9,994	$9,991	$10,041
2/28/2018	$9,980	$9,981	$9,946
3/31/2018	$9,987	$9,997	$10,010
4/30/2018	$9,975	$9,987	$9,935
5/31/2018	$10,004	$10,024	$10,006
6/30/2018	$10,004	$10,025	$9,994
7/31/2018	$10,014	$10,031	$9,996
8/31/2018	$10,046	$10,066	$10,061
9/30/2018	$10,037	$10,059	$9,996
10/31/2018	$10,037	$10,070	$9,917
11/30/2018	$10,049	$10,099	$9,976
12/31/2018	$10,092	$10,177	$10,159
1/31/2019	$10,151	$10,217	$10,267
2/28/2019	$10,171	$10,233	$10,261
3/31/2019	$10,232	$10,300	$10,458
4/30/2019	$10,264	$10,324	$10,461
5/31/2019	$10,318	$10,395	$10,647
6/30/2019	$10,371	$10,453	$10,780
7/31/2019	$10,382	$10,447	$10,804
8/31/2019	$10,432	$10,531	$11,084
9/30/2019	$10,438	$10,525	$11,025
10/31/2019	$10,469	$10,562	$11,058
11/30/2019	$10,466	$10,562	$11,053
12/31/2019	$10,489	$10,587	$11,045
1/31/2020	$10,547	$10,646	$11,258
2/29/2020	$10,586	$10,733	$11,460
3/31/2020	$10,147	$10,766	$11,393
4/30/2020	$10,337	$10,834	$11,595
5/31/2020	$10,420	$10,870	$11,649
6/30/2020	$10,530	$10,892	$11,723
7/31/2020	$10,586	$10,913	$11,898
8/31/2020	$10,609	$10,917	$11,802
9/30/2020	$10,608	$10,918	$11,795
10/31/2020	$10,607	$10,920	$11,743
11/30/2020	$10,650	$10,930	$11,858
12/31/2020	$10,672	$10,940	$11,874
1/31/2021	$10,693	$10,944	$11,789
2/28/2021	$10,692	$10,941	$11,619
3/31/2021	$10,668	$10,936	$11,474
4/30/2021	$10,677	$10,944	$11,564
5/31/2021	$10,684	$10,957	$11,602
6/30/2021	$10,681	$10,940	$11,684
7/31/2021	$10,688	$10,959	$11,814
8/31/2021	$10,686	$10,959	$11,792
9/30/2021	$10,674	$10,950	$11,690
10/31/2021	$10,641	$10,914	$11,686
11/30/2021	$10,619	$10,905	$11,721
12/31/2021	$10,608	$10,889	$11,691
1/31/2022	$10,552	$10,811	$11,439
2/28/2022	$10,476	$10,763	$11,312
3/31/2022	$10,336	$10,618	$10,997
4/30/2022	$10,263	$10,561	$10,580
5/31/2022	$10,268	$10,625	$10,648
6/30/2022	$10,186	$10,551	$10,481
7/31/2022	$10,247	$10,606	$10,737
8/31/2022	$10,192	$10,523	$10,434
9/30/2022	$10,049	$10,395	$9,983
10/31/2022	$10,018	$10,382	$9,854
11/30/2022	$10,110	$10,467	$10,216
12/31/2022	$10,150	$10,487	$10,170
1/31/2023	$10,259	$10,572	$10,483
2/28/2023	$10,200	$10,493	$10,212
3/31/2023	$10,300	$10,646	$10,471
4/30/2023	$10,346	$10,682	$10,535
5/31/2023	$10,313	$10,649	$10,420
6/30/2023	$10,269	$10,606	$10,383
7/31/2023	$10,328	$10,650	$10,376
8/31/2023	$10,377	$10,688	$10,309
9/30/2023	$10,356	$10,683	$10,047
10/31/2023	$10,383	$10,717	$9,889
11/30/2023	$10,514	$10,841	$10,337
12/31/2023	$10,645	$10,971	$10,732
1/31/2024	$10,695	$11,014	$10,703
2/29/2024	$10,662	$10,973	$10,552
3/31/2024	$10,713	$11,017	$10,649
4/30/2024	$10,693	$10,980	$10,380
5/31/2024	$10,768	$11,060	$10,556
6/30/2024	$10,818	$11,122	$10,656
7/31/2024	$10,939	$11,254	$10,905
8/31/2024	$11,025	$11,356	$11,062
9/30/2024	$11,111	$11,451	$11,210
10/31/2024	$11,052	$11,386	$10,932
11/30/2024	$11,088	$11,424	$11,047

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/19/17
Class C at NAV	5.46%	1.16%	1.37%
Class C with sales charge	4.46%	1.16%	1.37%
Bloomberg US Govt/Credit 1-3 Year Index	5.38%	1.58%	1.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.32%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$499,623,921
# of Portfolio Holdings	467
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$856,642

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	19.84%
Basic Materials	1.62%
Communications	1.38%
Consumer Discretionary	4.44%
Consumer Non-Cyclical	0.16%
Consumer Staples	3.98%
Energy	4.99%
Financial	24.52%
Government	21.03%
Industrial	3.38%
Mortgage Securities	5.98%
Technology	2.12%
Utilities	5.14%
Repurchase Agreements	1.34%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LDCCX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8875-C

01/25

Class F

LDCFX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$52	0.50%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.24%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,005	$9,992	$9,967
5/31/2017	$10,026	$10,008	$10,044
6/30/2017	$10,028	$10,005	$10,034
7/31/2017	$10,060	$10,030	$10,077
8/31/2017	$10,092	$10,050	$10,167
9/30/2017	$10,073	$10,038	$10,119
10/31/2017	$10,085	$10,036	$10,125
11/30/2017	$10,077	$10,014	$10,112
12/31/2017	$10,080	$10,017	$10,158
1/31/2018	$10,063	$9,991	$10,041
2/28/2018	$10,056	$9,981	$9,946
3/31/2018	$10,070	$9,997	$10,010
4/30/2018	$10,066	$9,987	$9,935
5/31/2018	$10,103	$10,024	$10,006
6/30/2018	$10,110	$10,025	$9,994
7/31/2018	$10,128	$10,031	$9,996
8/31/2018	$10,157	$10,066	$10,061
9/30/2018	$10,166	$10,059	$9,996
10/31/2018	$10,174	$10,070	$9,917
11/30/2018	$10,192	$10,099	$9,976
12/31/2018	$10,242	$10,177	$10,159
1/31/2019	$10,310	$10,217	$10,267
2/28/2019	$10,336	$10,233	$10,261
3/31/2019	$10,406	$10,300	$10,458
4/30/2019	$10,445	$10,324	$10,461
5/31/2019	$10,506	$10,395	$10,647
6/30/2019	$10,567	$10,453	$10,780
7/31/2019	$10,585	$10,447	$10,804
8/31/2019	$10,642	$10,531	$11,084
9/30/2019	$10,645	$10,525	$11,025
10/31/2019	$10,683	$10,562	$11,058
11/30/2019	$10,698	$10,562	$11,053
12/31/2019	$10,729	$10,587	$11,045
1/31/2020	$10,795	$10,646	$11,258
2/29/2020	$10,842	$10,733	$11,460
3/31/2020	$10,399	$10,766	$11,393
4/30/2020	$10,590	$10,834	$11,595
5/31/2020	$10,692	$10,870	$11,649
6/30/2020	$10,812	$10,892	$11,723
7/31/2020	$10,876	$10,913	$11,898
8/31/2020	$10,906	$10,917	$11,802
9/30/2020	$10,912	$10,918	$11,795
10/31/2020	$10,918	$10,920	$11,743
11/30/2020	$10,969	$10,930	$11,858
12/31/2020	$10,999	$10,940	$11,874
1/31/2021	$11,028	$10,944	$11,789
2/28/2021	$11,022	$10,941	$11,619
3/31/2021	$11,015	$10,936	$11,474
4/30/2021	$11,031	$10,944	$11,564
5/31/2021	$11,046	$10,957	$11,602
6/30/2021	$11,050	$10,940	$11,684
7/31/2021	$11,065	$10,959	$11,814
8/31/2021	$11,070	$10,959	$11,792
9/30/2021	$11,065	$10,950	$11,690
10/31/2021	$11,038	$10,914	$11,686
11/30/2021	$11,022	$10,905	$11,721
12/31/2021	$11,018	$10,889	$11,691
1/31/2022	$10,967	$10,811	$11,439
2/28/2022	$10,895	$10,763	$11,312
3/31/2022	$10,756	$10,618	$10,997
4/30/2022	$10,687	$10,561	$10,580
5/31/2022	$10,699	$10,625	$10,648
6/30/2022	$10,620	$10,551	$10,481
7/31/2022	$10,691	$10,606	$10,737
8/31/2022	$10,640	$10,523	$10,434
9/30/2022	$10,497	$10,395	$9,983
10/31/2022	$10,471	$10,382	$9,854
11/30/2022	$10,574	$10,467	$10,216
12/31/2022	$10,623	$10,487	$10,170
1/31/2023	$10,743	$10,572	$10,483
2/28/2023	$10,688	$10,493	$10,212
3/31/2023	$10,799	$10,646	$10,471
4/30/2023	$10,853	$10,682	$10,535
5/31/2023	$10,826	$10,649	$10,420
6/30/2023	$10,787	$10,606	$10,383
7/31/2023	$10,855	$10,650	$10,376
8/31/2023	$10,900	$10,688	$10,309
9/30/2023	$10,897	$10,683	$10,047
10/31/2023	$10,931	$10,717	$9,889
11/30/2023	$11,076	$10,841	$10,337
12/31/2023	$11,221	$10,971	$10,732
1/31/2024	$11,281	$11,014	$10,703
2/29/2024	$11,253	$10,973	$10,552
3/31/2024	$11,314	$11,017	$10,649
4/30/2024	$11,299	$10,980	$10,380
5/31/2024	$11,385	$11,060	$10,556
6/30/2024	$11,445	$11,122	$10,656
7/31/2024	$11,580	$11,254	$10,905
8/31/2024	$11,679	$11,356	$11,062
9/30/2024	$11,776	$11,451	$11,210
10/31/2024	$11,722	$11,386	$10,932
11/30/2024	$11,768	$11,424	$11,047

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/19/17
Class F at NAV	6.24%	1.92%	2.16%
Bloomberg US Govt/Credit 1-3 Year Index	5.38%	1.58%	1.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.32%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$499,623,921
# of Portfolio Holdings	467
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$856,642

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	19.84%
Basic Materials	1.62%
Communications	1.38%
Consumer Discretionary	4.44%
Consumer Non-Cyclical	0.16%
Consumer Staples	3.98%
Energy	4.99%
Financial	24.52%
Government	21.03%
Industrial	3.38%
Mortgage Securities	5.98%
Technology	2.12%
Utilities	5.14%
Repurchase Agreements	1.34%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LDCFX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8876-F

01/25

Class F3

LSCOX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$32	0.31%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.57%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,005	$9,992	$9,967
5/31/2017	$10,038	$10,008	$10,044
6/30/2017	$10,032	$10,005	$10,034
7/31/2017	$10,066	$10,030	$10,077
8/31/2017	$10,099	$10,050	$10,167
9/30/2017	$10,082	$10,038	$10,119
10/31/2017	$10,096	$10,036	$10,125
11/30/2017	$10,089	$10,014	$10,112
12/31/2017	$10,094	$10,017	$10,158
1/31/2018	$10,079	$9,991	$10,041
2/28/2018	$10,073	$9,981	$9,946
3/31/2018	$10,089	$9,997	$10,010
4/30/2018	$10,087	$9,987	$9,935
5/31/2018	$10,125	$10,024	$10,006
6/30/2018	$10,134	$10,025	$9,994
7/31/2018	$10,153	$10,031	$9,996
8/31/2018	$10,195	$10,066	$10,061
9/30/2018	$10,195	$10,059	$9,996
10/31/2018	$10,204	$10,070	$9,917
11/30/2018	$10,224	$10,099	$9,976
12/31/2018	$10,276	$10,177	$10,159
1/31/2019	$10,346	$10,217	$10,267
2/28/2019	$10,374	$10,233	$10,261
3/31/2019	$10,445	$10,300	$10,458
4/30/2019	$10,485	$10,324	$10,461
5/31/2019	$10,548	$10,395	$10,647
6/30/2019	$10,611	$10,453	$10,780
7/31/2019	$10,629	$10,447	$10,804
8/31/2019	$10,689	$10,531	$11,084
9/30/2019	$10,703	$10,525	$11,025
10/31/2019	$10,743	$10,562	$11,058
11/30/2019	$10,748	$10,562	$11,053
12/31/2019	$10,770	$10,587	$11,045
1/31/2020	$10,849	$10,646	$11,258
2/29/2020	$10,897	$10,733	$11,460
3/31/2020	$10,444	$10,766	$11,393
4/30/2020	$10,648	$10,834	$11,595
5/31/2020	$10,753	$10,870	$11,649
6/30/2020	$10,876	$10,892	$11,723
7/31/2020	$10,931	$10,913	$11,898
8/31/2020	$10,975	$10,917	$11,802
9/30/2020	$10,983	$10,918	$11,795
10/31/2020	$10,991	$10,920	$11,743
11/30/2020	$11,034	$10,930	$11,858
12/31/2020	$11,077	$10,940	$11,874
1/31/2021	$11,108	$10,944	$11,789
2/28/2021	$11,104	$10,941	$11,619
3/31/2021	$11,088	$10,936	$11,474
4/30/2021	$11,118	$10,944	$11,564
5/31/2021	$11,134	$10,957	$11,602
6/30/2021	$11,140	$10,940	$11,684
7/31/2021	$11,157	$10,959	$11,814
8/31/2021	$11,153	$10,959	$11,792
9/30/2021	$11,161	$10,950	$11,690
10/31/2021	$11,136	$10,914	$11,686
11/30/2021	$11,122	$10,905	$11,721
12/31/2021	$11,119	$10,889	$11,691
1/31/2022	$11,058	$10,811	$11,439
2/28/2022	$10,998	$10,763	$11,312
3/31/2022	$10,859	$10,618	$10,997
4/30/2022	$10,791	$10,561	$10,580
5/31/2022	$10,804	$10,625	$10,648
6/30/2022	$10,726	$10,551	$10,481
7/31/2022	$10,800	$10,606	$10,737
8/31/2022	$10,749	$10,523	$10,434
9/30/2022	$10,607	$10,395	$9,983
10/31/2022	$10,582	$10,382	$9,854
11/30/2022	$10,688	$10,467	$10,216
12/31/2022	$10,738	$10,487	$10,170
1/31/2023	$10,861	$10,572	$10,483
2/28/2023	$10,807	$10,493	$10,212
3/31/2023	$10,921	$10,646	$10,471
4/30/2023	$10,978	$10,682	$10,535
5/31/2023	$10,952	$10,649	$10,420
6/30/2023	$10,914	$10,606	$10,383
7/31/2023	$10,985	$10,650	$10,376
8/31/2023	$11,033	$10,688	$10,309
9/30/2023	$11,032	$10,683	$10,047
10/31/2023	$11,056	$10,717	$9,889
11/30/2023	$11,205	$10,841	$10,337
12/31/2023	$11,354	$10,971	$10,732
1/31/2024	$11,428	$11,014	$10,703
2/29/2024	$11,402	$10,973	$10,552
3/31/2024	$11,465	$11,017	$10,649
4/30/2024	$11,440	$10,980	$10,380
5/31/2024	$11,541	$11,060	$10,556
6/30/2024	$11,604	$11,122	$10,656
7/31/2024	$11,730	$11,254	$10,905
8/31/2024	$11,845	$11,356	$11,062
9/30/2024	$11,946	$11,451	$11,210
10/31/2024	$11,892	$11,386	$10,932
11/30/2024	$11,940	$11,424	$11,047

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/19/17
Class F3 at NAV	6.57%	2.13%	2.36%
Bloomberg US Govt/Credit 1-3 Year Index	5.38%	1.58%	1.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.32%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$499,623,921
# of Portfolio Holdings	467
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$856,642

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	19.84%
Basic Materials	1.62%
Communications	1.38%
Consumer Discretionary	4.44%
Consumer Non-Cyclical	0.16%
Consumer Staples	3.98%
Energy	4.99%
Financial	24.52%
Government	21.03%
Industrial	3.38%
Mortgage Securities	5.98%
Technology	2.12%
Utilities	5.14%
Repurchase Agreements	1.34%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LSCOX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8879-F3

01/25

Class I

LSCIX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.40%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.35%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,005	$9,992	$9,967
5/31/2017	$10,027	$10,008	$10,044
6/30/2017	$10,030	$10,005	$10,034
7/31/2017	$10,063	$10,030	$10,077
8/31/2017	$10,096	$10,050	$10,167
9/30/2017	$10,077	$10,038	$10,119
10/31/2017	$10,091	$10,036	$10,125
11/30/2017	$10,083	$10,014	$10,112
12/31/2017	$10,087	$10,017	$10,158
1/31/2018	$10,071	$9,991	$10,041
2/28/2018	$10,065	$9,981	$9,946
3/31/2018	$10,080	$9,997	$10,010
4/30/2018	$10,076	$9,987	$9,935
5/31/2018	$10,114	$10,024	$10,006
6/30/2018	$10,123	$10,025	$9,994
7/31/2018	$10,141	$10,031	$9,996
8/31/2018	$10,171	$10,066	$10,061
9/30/2018	$10,181	$10,059	$9,996
10/31/2018	$10,189	$10,070	$9,917
11/30/2018	$10,197	$10,099	$9,976
12/31/2018	$10,248	$10,177	$10,159
1/31/2019	$10,317	$10,217	$10,267
2/28/2019	$10,354	$10,233	$10,261
3/31/2019	$10,425	$10,300	$10,458
4/30/2019	$10,465	$10,324	$10,461
5/31/2019	$10,527	$10,395	$10,647
6/30/2019	$10,590	$10,453	$10,780
7/31/2019	$10,608	$10,447	$10,804
8/31/2019	$10,678	$10,531	$11,084
9/30/2019	$10,681	$10,525	$11,025
10/31/2019	$10,721	$10,562	$11,058
11/30/2019	$10,726	$10,562	$11,053
12/31/2019	$10,758	$10,587	$11,045
1/31/2020	$10,836	$10,646	$11,258
2/29/2020	$10,883	$10,733	$11,460
3/31/2020	$10,430	$10,766	$11,393
4/30/2020	$10,633	$10,834	$11,595
5/31/2020	$10,737	$10,870	$11,649
6/30/2020	$10,858	$10,892	$11,723
7/31/2020	$10,912	$10,913	$11,898
8/31/2020	$10,943	$10,917	$11,802
9/30/2020	$10,961	$10,918	$11,795
10/31/2020	$10,968	$10,920	$11,743
11/30/2020	$11,010	$10,930	$11,858
12/31/2020	$11,052	$10,940	$11,874
1/31/2021	$11,082	$10,944	$11,789
2/28/2021	$11,076	$10,941	$11,619
3/31/2021	$11,059	$10,936	$11,474
4/30/2021	$11,076	$10,944	$11,564
5/31/2021	$11,092	$10,957	$11,602
6/30/2021	$11,097	$10,940	$11,684
7/31/2021	$11,113	$10,959	$11,814
8/31/2021	$11,118	$10,959	$11,792
9/30/2021	$11,114	$10,950	$11,690
10/31/2021	$11,088	$10,914	$11,686
11/30/2021	$11,085	$10,905	$11,721
12/31/2021	$11,070	$10,889	$11,691
1/31/2022	$11,020	$10,811	$11,439
2/28/2022	$10,948	$10,763	$11,312
3/31/2022	$10,810	$10,618	$10,997
4/30/2022	$10,753	$10,561	$10,580
5/31/2022	$10,754	$10,625	$10,648
6/30/2022	$10,676	$10,551	$10,481
7/31/2022	$10,748	$10,606	$10,737
8/31/2022	$10,697	$10,523	$10,434
9/30/2022	$10,555	$10,395	$9,983
10/31/2022	$10,530	$10,382	$9,854
11/30/2022	$10,634	$10,467	$10,216
12/31/2022	$10,684	$10,487	$10,170
1/31/2023	$10,806	$10,572	$10,483
2/28/2023	$10,751	$10,493	$10,212
3/31/2023	$10,864	$10,646	$10,471
4/30/2023	$10,919	$10,682	$10,535
5/31/2023	$10,893	$10,649	$10,420
6/30/2023	$10,854	$10,606	$10,383
7/31/2023	$10,924	$10,650	$10,376
8/31/2023	$10,983	$10,688	$10,309
9/30/2023	$10,969	$10,683	$10,047
10/31/2023	$11,004	$10,717	$9,889
11/30/2023	$11,151	$10,841	$10,337
12/31/2023	$11,286	$10,971	$10,732
1/31/2024	$11,359	$11,014	$10,703
2/29/2024	$11,332	$10,973	$10,552
3/31/2024	$11,394	$11,017	$10,649
4/30/2024	$11,380	$10,980	$10,380
5/31/2024	$11,468	$11,060	$10,556
6/30/2024	$11,529	$11,122	$10,656
7/31/2024	$11,666	$11,254	$10,905
8/31/2024	$11,767	$11,356	$11,062
9/30/2024	$11,866	$11,451	$11,210
10/31/2024	$11,812	$11,386	$10,932
11/30/2024	$11,859	$11,424	$11,047

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/19/17
Class I at NAV	6.35%	2.03%	2.26%
Bloomberg US Govt/Credit 1-3 Year Index	5.38%	1.58%	1.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.32%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$499,623,921
# of Portfolio Holdings	467
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$856,642

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	19.84%
Basic Materials	1.62%
Communications	1.38%
Consumer Discretionary	4.44%
Consumer Non-Cyclical	0.16%
Consumer Staples	3.98%
Energy	4.99%
Financial	24.52%
Government	21.03%
Industrial	3.38%
Mortgage Securities	5.98%
Technology	2.12%
Utilities	5.14%
Repurchase Agreements	1.34%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LSCIX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8877-I

01/25

Class R3

LDCRX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$93	0.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 5.93%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,004	$9,992	$9,967
5/31/2017	$10,022	$10,008	$10,044
6/30/2017	$10,021	$10,005	$10,034
7/31/2017	$10,049	$10,030	$10,077
8/31/2017	$10,078	$10,050	$10,167
9/30/2017	$10,055	$10,038	$10,119
10/31/2017	$10,064	$10,036	$10,125
11/30/2017	$10,053	$10,014	$10,112
12/31/2017	$10,053	$10,017	$10,158
1/31/2018	$10,032	$9,991	$10,041
2/28/2018	$10,022	$9,981	$9,946
3/31/2018	$10,033	$9,997	$10,010
4/30/2018	$10,025	$9,987	$9,935
5/31/2018	$10,059	$10,024	$10,006
6/30/2018	$10,063	$10,025	$9,994
7/31/2018	$10,077	$10,031	$9,996
8/31/2018	$10,103	$10,066	$10,061
9/30/2018	$10,108	$10,059	$9,996
10/31/2018	$10,113	$10,070	$9,917
11/30/2018	$10,128	$10,099	$9,976
12/31/2018	$10,174	$10,177	$10,159
1/31/2019	$10,239	$10,217	$10,267
2/28/2019	$10,262	$10,233	$10,261
3/31/2019	$10,327	$10,300	$10,458
4/30/2019	$10,363	$10,324	$10,461
5/31/2019	$10,420	$10,395	$10,647
6/30/2019	$10,478	$10,453	$10,780
7/31/2019	$10,491	$10,447	$10,804
8/31/2019	$10,545	$10,531	$11,084
9/30/2019	$10,555	$10,525	$11,025
10/31/2019	$10,590	$10,562	$11,058
11/30/2019	$10,590	$10,562	$11,053
12/31/2019	$10,618	$10,587	$11,045
1/31/2020	$10,680	$10,646	$11,258
2/29/2020	$10,723	$10,733	$11,460
3/31/2020	$10,282	$10,766	$11,393
4/30/2020	$10,479	$10,834	$11,595
5/31/2020	$10,566	$10,870	$11,649
6/30/2020	$10,681	$10,892	$11,723
7/31/2020	$10,741	$10,913	$11,898
8/31/2020	$10,767	$10,917	$11,802
9/30/2020	$10,770	$10,918	$11,795
10/31/2020	$10,773	$10,920	$11,743
11/30/2020	$10,820	$10,930	$11,858
12/31/2020	$10,845	$10,940	$11,874
1/31/2021	$10,870	$10,944	$11,789
2/28/2021	$10,871	$10,941	$11,619
3/31/2021	$10,851	$10,936	$11,474
4/30/2021	$10,863	$10,944	$11,564
5/31/2021	$10,874	$10,957	$11,602
6/30/2021	$10,874	$10,940	$11,684
7/31/2021	$10,885	$10,959	$11,814
8/31/2021	$10,886	$10,959	$11,792
9/30/2021	$10,878	$10,950	$11,690
10/31/2021	$10,848	$10,914	$11,686
11/30/2021	$10,829	$10,905	$11,721
12/31/2021	$10,821	$10,889	$11,691
1/31/2022	$10,767	$10,811	$11,439
2/28/2022	$10,693	$10,763	$11,312
3/31/2022	$10,553	$10,618	$10,997
4/30/2022	$10,482	$10,561	$10,580
5/31/2022	$10,490	$10,625	$10,648
6/30/2022	$10,409	$10,551	$10,481
7/31/2022	$10,475	$10,606	$10,737
8/31/2022	$10,422	$10,523	$10,434
9/30/2022	$10,279	$10,395	$9,983
10/31/2022	$10,250	$10,382	$9,854
11/30/2022	$10,347	$10,467	$10,216
12/31/2022	$10,391	$10,487	$10,170
1/31/2023	$10,505	$10,572	$10,483
2/28/2023	$10,448	$10,493	$10,212
3/31/2023	$10,553	$10,646	$10,471
4/30/2023	$10,603	$10,682	$10,535
5/31/2023	$10,573	$10,649	$10,420
6/30/2023	$10,531	$10,606	$10,383
7/31/2023	$10,594	$10,650	$10,376
8/31/2023	$10,635	$10,688	$10,309
9/30/2023	$10,628	$10,683	$10,047
10/31/2023	$10,647	$10,717	$9,889
11/30/2023	$10,784	$10,841	$10,337
12/31/2023	$10,922	$10,971	$10,732
1/31/2024	$10,988	$11,014	$10,703
2/29/2024	$10,958	$10,973	$10,552
3/31/2024	$11,013	$11,017	$10,649
4/30/2024	$10,983	$10,980	$10,380
5/31/2024	$11,074	$11,060	$10,556
6/30/2024	$11,128	$11,122	$10,656
7/31/2024	$11,244	$11,254	$10,905
8/31/2024	$11,348	$11,356	$11,062
9/30/2024	$11,440	$11,451	$11,210
10/31/2024	$11,383	$11,386	$10,932
11/30/2024	$11,423	$11,424	$11,047

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/19/17
Class R3 at NAV	5.93%	1.53%	1.76%
Bloomberg US Govt/Credit 1-3 Year Index	5.38%	1.58%	1.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.32%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$499,623,921
# of Portfolio Holdings	467
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$856,642

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	19.84%
Basic Materials	1.62%
Communications	1.38%
Consumer Discretionary	4.44%
Consumer Non-Cyclical	0.16%
Consumer Staples	3.98%
Energy	4.99%
Financial	24.52%
Government	21.03%
Industrial	3.38%
Mortgage Securities	5.98%
Technology	2.12%
Utilities	5.14%
Repurchase Agreements	1.34%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LDCRX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8881-R3

01/25

Class R4

LSCSX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$67	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.08%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,004	$9,992	$9,967
5/31/2017	$10,024	$10,008	$10,044
6/30/2017	$10,025	$10,005	$10,034
7/31/2017	$10,056	$10,030	$10,077
8/31/2017	$10,087	$10,050	$10,167
9/30/2017	$10,066	$10,038	$10,119
10/31/2017	$10,078	$10,036	$10,125
11/30/2017	$10,068	$10,014	$10,112
12/31/2017	$10,070	$10,017	$10,158
1/31/2018	$10,052	$9,991	$10,041
2/28/2018	$10,043	$9,981	$9,946
3/31/2018	$10,056	$9,997	$10,010
4/30/2018	$10,051	$9,987	$9,935
5/31/2018	$10,086	$10,024	$10,006
6/30/2018	$10,093	$10,025	$9,994
7/31/2018	$10,109	$10,031	$9,996
8/31/2018	$10,137	$10,066	$10,061
9/30/2018	$10,145	$10,059	$9,996
10/31/2018	$10,151	$10,070	$9,917
11/30/2018	$10,169	$10,099	$9,976
12/31/2018	$10,217	$10,177	$10,159
1/31/2019	$10,284	$10,217	$10,267
2/28/2019	$10,309	$10,233	$10,261
3/31/2019	$10,377	$10,300	$10,458
4/30/2019	$10,415	$10,324	$10,461
5/31/2019	$10,475	$10,395	$10,647
6/30/2019	$10,534	$10,453	$10,780
7/31/2019	$10,550	$10,447	$10,804
8/31/2019	$10,607	$10,531	$11,084
9/30/2019	$10,619	$10,525	$11,025
10/31/2019	$10,656	$10,562	$11,058
11/30/2019	$10,659	$10,562	$11,053
12/31/2019	$10,689	$10,587	$11,045
1/31/2020	$10,754	$10,646	$11,258
2/29/2020	$10,799	$10,733	$11,460
3/31/2020	$10,357	$10,766	$11,393
4/30/2020	$10,557	$10,834	$11,595
5/31/2020	$10,657	$10,870	$11,649
6/30/2020	$10,776	$10,892	$11,723
7/31/2020	$10,827	$10,913	$11,898
8/31/2020	$10,856	$10,917	$11,802
9/30/2020	$10,872	$10,918	$11,795
10/31/2020	$10,866	$10,920	$11,743
11/30/2020	$10,916	$10,930	$11,858
12/31/2020	$10,944	$10,940	$11,874
1/31/2021	$10,972	$10,944	$11,789
2/28/2021	$10,975	$10,941	$11,619
3/31/2021	$10,957	$10,936	$11,474
4/30/2021	$10,971	$10,944	$11,564
5/31/2021	$10,984	$10,957	$11,602
6/30/2021	$10,987	$10,940	$11,684
7/31/2021	$11,000	$10,959	$11,814
8/31/2021	$11,004	$10,959	$11,792
9/30/2021	$10,998	$10,950	$11,690
10/31/2021	$10,970	$10,914	$11,686
11/30/2021	$10,964	$10,905	$11,721
12/31/2021	$10,947	$10,889	$11,691
1/31/2022	$10,895	$10,811	$11,439
2/28/2022	$10,822	$10,763	$11,312
3/31/2022	$10,683	$10,618	$10,997
4/30/2022	$10,624	$10,561	$10,580
5/31/2022	$10,623	$10,625	$10,648
6/30/2022	$10,544	$10,551	$10,481
7/31/2022	$10,613	$10,606	$10,737
8/31/2022	$10,561	$10,523	$10,434
9/30/2022	$10,418	$10,395	$9,983
10/31/2022	$10,391	$10,382	$9,854
11/30/2022	$10,492	$10,467	$10,216
12/31/2022	$10,538	$10,487	$10,170
1/31/2023	$10,667	$10,572	$10,483
2/28/2023	$10,600	$10,493	$10,212
3/31/2023	$10,721	$10,646	$10,471
4/30/2023	$10,761	$10,682	$10,535
5/31/2023	$10,733	$10,649	$10,420
6/30/2023	$10,704	$10,606	$10,383
7/31/2023	$10,771	$10,650	$10,376
8/31/2023	$10,815	$10,688	$10,309
9/30/2023	$10,811	$10,683	$10,047
10/31/2023	$10,831	$10,717	$9,889
11/30/2023	$10,974	$10,841	$10,337
12/31/2023	$11,116	$10,971	$10,732
1/31/2024	$11,173	$11,014	$10,703
2/29/2024	$11,157	$10,973	$10,552
3/31/2024	$11,203	$11,017	$10,649
4/30/2024	$11,187	$10,980	$10,380
5/31/2024	$11,271	$11,060	$10,556
6/30/2024	$11,341	$11,122	$10,656
7/31/2024	$11,461	$11,254	$10,905
8/31/2024	$11,557	$11,356	$11,062
9/30/2024	$11,652	$11,451	$11,210
10/31/2024	$11,597	$11,386	$10,932
11/30/2024	$11,641	$11,424	$11,047

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/19/17
Class R4 at NAV	6.08%	1.78%	2.02%
Bloomberg US Govt/Credit 1-3 Year Index	5.38%	1.58%	1.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.32%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$499,623,921
# of Portfolio Holdings	467
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$856,642

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	19.84%
Basic Materials	1.62%
Communications	1.38%
Consumer Discretionary	4.44%
Consumer Non-Cyclical	0.16%
Consumer Staples	3.98%
Energy	4.99%
Financial	24.52%
Government	21.03%
Industrial	3.38%
Mortgage Securities	5.98%
Technology	2.12%
Utilities	5.14%
Repurchase Agreements	1.34%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LSCSX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8882-R4

01/25

Class R5

LSCUX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$42	0.41%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.35%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,005	$9,992	$9,967
5/31/2017	$10,027	$10,008	$10,044
6/30/2017	$10,030	$10,005	$10,034
7/31/2017	$10,063	$10,030	$10,077
8/31/2017	$10,095	$10,050	$10,167
9/30/2017	$10,077	$10,038	$10,119
10/31/2017	$10,091	$10,036	$10,125
11/30/2017	$10,083	$10,014	$10,112
12/31/2017	$10,087	$10,017	$10,158
1/31/2018	$10,071	$9,991	$10,041
2/28/2018	$10,064	$9,981	$9,946
3/31/2018	$10,080	$9,997	$10,010
4/30/2018	$10,076	$9,987	$9,935
5/31/2018	$10,114	$10,024	$10,006
6/30/2018	$10,122	$10,025	$9,994
7/31/2018	$10,141	$10,031	$9,996
8/31/2018	$10,181	$10,066	$10,061
9/30/2018	$10,181	$10,059	$9,996
10/31/2018	$10,190	$10,070	$9,917
11/30/2018	$10,209	$10,099	$9,976
12/31/2018	$10,260	$10,177	$10,159
1/31/2019	$10,329	$10,217	$10,267
2/28/2019	$10,356	$10,233	$10,261
3/31/2019	$10,427	$10,300	$10,458
4/30/2019	$10,467	$10,324	$10,461
5/31/2019	$10,529	$10,395	$10,647
6/30/2019	$10,591	$10,453	$10,780
7/31/2019	$10,610	$10,447	$10,804
8/31/2019	$10,669	$10,531	$11,084
9/30/2019	$10,683	$10,525	$11,025
10/31/2019	$10,723	$10,562	$11,058
11/30/2019	$10,728	$10,562	$11,053
12/31/2019	$10,760	$10,587	$11,045
1/31/2020	$10,828	$10,646	$11,258
2/29/2020	$10,886	$10,733	$11,460
3/31/2020	$10,433	$10,766	$11,393
4/30/2020	$10,636	$10,834	$11,595
5/31/2020	$10,739	$10,870	$11,649
6/30/2020	$10,861	$10,892	$11,723
7/31/2020	$10,915	$10,913	$11,898
8/31/2020	$10,946	$10,917	$11,802
9/30/2020	$10,965	$10,918	$11,795
10/31/2020	$10,961	$10,920	$11,743
11/30/2020	$11,013	$10,930	$11,858
12/31/2020	$11,055	$10,940	$11,874
1/31/2021	$11,074	$10,944	$11,789
2/28/2021	$11,080	$10,941	$11,619
3/31/2021	$11,063	$10,936	$11,474
4/30/2021	$11,080	$10,944	$11,564
5/31/2021	$11,096	$10,957	$11,602
6/30/2021	$11,100	$10,940	$11,684
7/31/2021	$11,116	$10,959	$11,814
8/31/2021	$11,122	$10,959	$11,792
9/30/2021	$11,118	$10,950	$11,690
10/31/2021	$11,092	$10,914	$11,686
11/30/2021	$11,088	$10,905	$11,721
12/31/2021	$11,073	$10,889	$11,691
1/31/2022	$11,023	$10,811	$11,439
2/28/2022	$10,951	$10,763	$11,312
3/31/2022	$10,813	$10,618	$10,997
4/30/2022	$10,756	$10,561	$10,580
5/31/2022	$10,757	$10,625	$10,648
6/30/2022	$10,679	$10,551	$10,481
7/31/2022	$10,751	$10,606	$10,737
8/31/2022	$10,700	$10,523	$10,434
9/30/2022	$10,558	$10,395	$9,983
10/31/2022	$10,533	$10,382	$9,854
11/30/2022	$10,637	$10,467	$10,216
12/31/2022	$10,687	$10,487	$10,170
1/31/2023	$10,820	$10,572	$10,483
2/28/2023	$10,754	$10,493	$10,212
3/31/2023	$10,879	$10,646	$10,471
4/30/2023	$10,922	$10,682	$10,535
5/31/2023	$10,896	$10,649	$10,420
6/30/2023	$10,869	$10,606	$10,383
7/31/2023	$10,938	$10,650	$10,376
8/31/2023	$10,986	$10,688	$10,309
9/30/2023	$10,971	$10,683	$10,047
10/31/2023	$11,007	$10,717	$9,889
11/30/2023	$11,154	$10,841	$10,337
12/31/2023	$11,301	$10,971	$10,732
1/31/2024	$11,361	$11,014	$10,703
2/29/2024	$11,335	$10,973	$10,552
3/31/2024	$11,397	$11,017	$10,649
4/30/2024	$11,383	$10,980	$10,380
5/31/2024	$11,470	$11,060	$10,556
6/30/2024	$11,544	$11,122	$10,656
7/31/2024	$11,669	$11,254	$10,905
8/31/2024	$11,769	$11,356	$11,062
9/30/2024	$11,868	$11,451	$11,210
10/31/2024	$11,814	$11,386	$10,932
11/30/2024	$11,861	$11,424	$11,047

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/19/17
Class R5 at NAV	6.35%	2.03%	2.27%
Bloomberg US Govt/Credit 1-3 Year Index	5.38%	1.58%	1.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.32%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$499,623,921
# of Portfolio Holdings	467
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$856,642

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	19.84%
Basic Materials	1.62%
Communications	1.38%
Consumer Discretionary	4.44%
Consumer Non-Cyclical	0.16%
Consumer Staples	3.98%
Energy	4.99%
Financial	24.52%
Government	21.03%
Industrial	3.38%
Mortgage Securities	5.98%
Technology	2.12%
Utilities	5.14%
Repurchase Agreements	1.34%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LSCUX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8883-R5

01/25

Class R6

LDCVX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Core Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.31%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.57%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg US Govt/Credit 1-3 Year Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period. The Fund’s allocation to agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg US Govt/Credit 1-3 Year Index	Bloomberg U.S. Aggregate Bond Index
4/19/2017	$10,000	$10,000	$10,000
4/30/2017	$10,005	$9,992	$9,967
5/31/2017	$10,038	$10,008	$10,044
6/30/2017	$10,032	$10,005	$10,034
7/31/2017	$10,066	$10,030	$10,077
8/31/2017	$10,099	$10,050	$10,167
9/30/2017	$10,082	$10,038	$10,119
10/31/2017	$10,096	$10,036	$10,125
11/30/2017	$10,089	$10,014	$10,112
12/31/2017	$10,094	$10,017	$10,158
1/31/2018	$10,079	$9,991	$10,041
2/28/2018	$10,073	$9,981	$9,946
3/31/2018	$10,089	$9,997	$10,010
4/30/2018	$10,087	$9,987	$9,935
5/31/2018	$10,125	$10,024	$10,006
6/30/2018	$10,134	$10,025	$9,994
7/31/2018	$10,153	$10,031	$9,996
8/31/2018	$10,184	$10,066	$10,061
9/30/2018	$10,195	$10,059	$9,996
10/31/2018	$10,204	$10,070	$9,917
11/30/2018	$10,224	$10,099	$9,976
12/31/2018	$10,276	$10,177	$10,159
1/31/2019	$10,346	$10,217	$10,267
2/28/2019	$10,374	$10,233	$10,261
3/31/2019	$10,445	$10,300	$10,458
4/30/2019	$10,485	$10,324	$10,461
5/31/2019	$10,548	$10,395	$10,647
6/30/2019	$10,611	$10,453	$10,780
7/31/2019	$10,629	$10,447	$10,804
8/31/2019	$10,689	$10,531	$11,084
9/30/2019	$10,703	$10,525	$11,025
10/31/2019	$10,743	$10,562	$11,058
11/30/2019	$10,748	$10,562	$11,053
12/31/2019	$10,781	$10,587	$11,045
1/31/2020	$10,849	$10,646	$11,258
2/29/2020	$10,897	$10,733	$11,460
3/31/2020	$10,455	$10,766	$11,393
4/30/2020	$10,648	$10,834	$11,595
5/31/2020	$10,753	$10,870	$11,649
6/30/2020	$10,876	$10,892	$11,723
7/31/2020	$10,943	$10,913	$11,898
8/31/2020	$10,975	$10,917	$11,802
9/30/2020	$10,983	$10,918	$11,795
10/31/2020	$10,991	$10,920	$11,743
11/30/2020	$11,044	$10,930	$11,858
12/31/2020	$11,075	$10,940	$11,874
1/31/2021	$11,106	$10,944	$11,789
2/28/2021	$11,101	$10,941	$11,619
3/31/2021	$11,096	$10,936	$11,474
4/30/2021	$11,114	$10,944	$11,564
5/31/2021	$11,130	$10,957	$11,602
6/30/2021	$11,136	$10,940	$11,684
7/31/2021	$11,152	$10,959	$11,814
8/31/2021	$11,159	$10,959	$11,792
9/30/2021	$11,155	$10,950	$11,690
10/31/2021	$11,130	$10,914	$11,686
11/30/2021	$11,116	$10,905	$11,721
12/31/2021	$11,113	$10,889	$11,691
1/31/2022	$11,063	$10,811	$11,439
2/28/2022	$10,992	$10,763	$11,312
3/31/2022	$10,853	$10,618	$10,997
4/30/2022	$10,785	$10,561	$10,580
5/31/2022	$10,798	$10,625	$10,648
6/30/2022	$10,720	$10,551	$10,481
7/31/2022	$10,794	$10,606	$10,737
8/31/2022	$10,743	$10,523	$10,434
9/30/2022	$10,601	$10,395	$9,983
10/31/2022	$10,577	$10,382	$9,854
11/30/2022	$10,682	$10,467	$10,216
12/31/2022	$10,732	$10,487	$10,170
1/31/2023	$10,855	$10,572	$10,483
2/28/2023	$10,801	$10,493	$10,212
3/31/2023	$10,915	$10,646	$10,471
4/30/2023	$10,972	$10,682	$10,535
5/31/2023	$10,946	$10,649	$10,420
6/30/2023	$10,908	$10,606	$10,383
7/31/2023	$10,979	$10,650	$10,376
8/31/2023	$11,039	$10,688	$10,309
9/30/2023	$11,026	$10,683	$10,047
10/31/2023	$11,051	$10,717	$9,889
11/30/2023	$11,199	$10,841	$10,337
12/31/2023	$11,348	$10,971	$10,732
1/31/2024	$11,422	$11,014	$10,703
2/29/2024	$11,396	$10,973	$10,552
3/31/2024	$11,459	$11,017	$10,649
4/30/2024	$11,434	$10,980	$10,380
5/31/2024	$11,535	$11,060	$10,556
6/30/2024	$11,597	$11,122	$10,656
7/31/2024	$11,724	$11,254	$10,905
8/31/2024	$11,839	$11,356	$11,062
9/30/2024	$11,939	$11,451	$11,210
10/31/2024	$11,886	$11,386	$10,932
11/30/2024	$11,934	$11,424	$11,047

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/19/17
Class R6 at NAV	6.57%	2.11%	2.35%
Bloomberg US Govt/Credit 1-3 Year Index	5.38%	1.58%	1.76%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.32%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$499,623,921
# of Portfolio Holdings	467
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$856,642

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset Backed Securities	19.84%
Basic Materials	1.62%
Communications	1.38%
Consumer Discretionary	4.44%
Consumer Non-Cyclical	0.16%
Consumer Staples	3.98%
Energy	4.99%
Financial	24.52%
Government	21.03%
Industrial	3.38%
Mortgage Securities	5.98%
Technology	2.12%
Utilities	5.14%
Repurchase Agreements	1.34%
Money Market FundsFootnote Reference(a)	0.07%
Time DepositsFootnote Reference(a)	0.01%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LDCVX

Lord Abbett Short Duration Core Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8884-R6

01/25

Class A

LALDX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	0.58%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.43%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 6.62% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance. The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$9,783	$10,000	$10,000
12/31/2014	$9,727	$9,961	$10,009
1/31/2015	$9,758	$10,015	$10,219
2/28/2015	$9,789	$10,024	$10,123
3/31/2015	$9,821	$10,044	$10,170
4/30/2015	$9,854	$10,061	$10,134
5/31/2015	$9,884	$10,072	$10,109
6/30/2015	$9,872	$10,057	$9,999
7/31/2015	$9,858	$10,063	$10,069
8/31/2015	$9,824	$10,047	$10,054
9/30/2015	$9,833	$10,075	$10,122
10/31/2015	$9,841	$10,094	$10,124
11/30/2015	$9,828	$10,087	$10,097
12/31/2015	$9,769	$10,062	$10,064
1/31/2016	$9,757	$10,089	$10,203
2/29/2016	$9,767	$10,099	$10,275
3/31/2016	$9,891	$10,184	$10,370
4/30/2016	$9,970	$10,226	$10,409
5/31/2016	$9,978	$10,228	$10,412
6/30/2016	$10,058	$10,290	$10,599
7/31/2016	$10,113	$10,313	$10,666
8/31/2016	$10,123	$10,317	$10,654
9/30/2016	$10,157	$10,324	$10,648
10/31/2016	$10,166	$10,329	$10,566
11/30/2016	$10,129	$10,286	$10,316
12/31/2016	$10,161	$10,302	$10,331
1/31/2017	$10,193	$10,332	$10,351
2/28/2017	$10,226	$10,367	$10,421
3/31/2017	$10,234	$10,375	$10,415
4/30/2017	$10,266	$10,401	$10,496
5/31/2017	$10,297	$10,430	$10,576
6/30/2017	$10,305	$10,437	$10,566
7/31/2017	$10,336	$10,479	$10,611
8/31/2017	$10,367	$10,500	$10,706
9/30/2017	$10,375	$10,501	$10,655
10/31/2017	$10,380	$10,510	$10,662
11/30/2017	$10,387	$10,488	$10,648
12/31/2017	$10,394	$10,499	$10,697
1/31/2018	$10,376	$10,481	$10,574
2/28/2018	$10,359	$10,457	$10,473
3/31/2018	$10,391	$10,459	$10,540
4/30/2018	$10,376	$10,469	$10,462
5/31/2018	$10,408	$10,508	$10,537
6/30/2018	$10,418	$10,508	$10,524
7/31/2018	$10,451	$10,532	$10,526
8/31/2018	$10,486	$10,576	$10,594
9/30/2018	$10,495	$10,584	$10,526
10/31/2018	$10,478	$10,586	$10,443
11/30/2018	$10,487	$10,595	$10,505
12/31/2018	$10,521	$10,669	$10,698
1/31/2019	$10,631	$10,744	$10,812
2/28/2019	$10,665	$10,782	$10,805
3/31/2019	$10,750	$10,866	$11,013
4/30/2019	$10,785	$10,901	$11,016
5/31/2019	$10,844	$10,962	$11,211
6/30/2019	$10,929	$11,040	$11,352
7/31/2019	$10,936	$11,053	$11,377
8/31/2019	$10,994	$11,137	$11,672
9/30/2019	$11,001	$11,150	$11,610
10/31/2019	$11,032	$11,199	$11,645
11/30/2019	$11,062	$11,209	$11,639
12/31/2019	$11,092	$11,248	$11,630
1/31/2020	$11,174	$11,313	$11,854
2/29/2020	$11,203	$11,378	$12,068
3/31/2020	$10,490	$11,060	$11,997
4/30/2020	$10,786	$11,322	$12,210
5/31/2020	$10,947	$11,453	$12,267
6/30/2020	$11,108	$11,545	$12,344
7/31/2020	$11,188	$11,603	$12,528
8/31/2020	$11,240	$11,632	$12,427
9/30/2020	$11,238	$11,631	$12,420
10/31/2020	$11,262	$11,652	$12,365
11/30/2020	$11,368	$11,691	$12,486
12/31/2020	$11,419	$11,716	$12,504
1/31/2021	$11,442	$11,723	$12,414
2/28/2021	$11,466	$11,728	$12,235
3/31/2021	$11,462	$11,718	$12,082
4/30/2021	$11,513	$11,743	$12,177
5/31/2021	$11,536	$11,768	$12,217
6/30/2021	$11,558	$11,758	$12,303
7/31/2021	$11,554	$11,778	$12,440
8/31/2021	$11,575	$11,783	$12,417
9/30/2021	$11,568	$11,780	$12,309
10/31/2021	$11,534	$11,741	$12,306
11/30/2021	$11,527	$11,723	$12,342
12/31/2021	$11,548	$11,715	$12,311
1/31/2022	$11,459	$11,627	$12,045
2/28/2022	$11,371	$11,538	$11,911
3/31/2022	$11,228	$11,346	$11,580
4/30/2022	$11,141	$11,263	$11,141
5/31/2022	$11,167	$11,328	$11,213
6/30/2022	$11,026	$11,231	$11,037
7/31/2022	$11,138	$11,316	$11,306
8/31/2022	$11,058	$11,252	$10,987
9/30/2022	$10,864	$11,089	$10,512
10/31/2022	$10,841	$11,065	$10,376
11/30/2022	$10,963	$11,212	$10,758
12/31/2022	$10,999	$11,247	$10,709
1/31/2023	$11,123	$11,365	$11,039
2/28/2023	$11,074	$11,294	$10,753
3/31/2023	$11,172	$11,394	$11,026
4/30/2023	$11,213	$11,463	$11,093
5/31/2023	$11,198	$11,443	$10,972
6/30/2023	$11,153	$11,428	$10,933
7/31/2023	$11,224	$11,507	$10,926
8/31/2023	$11,268	$11,542	$10,856
9/30/2023	$11,253	$11,535	$10,580
10/31/2023	$11,239	$11,561	$10,413
11/30/2023	$11,404	$11,730	$10,884
12/31/2023	$11,568	$11,886	$11,301
1/31/2024	$11,616	$11,949	$11,270
2/29/2024	$11,601	$11,926	$11,111
3/31/2024	$11,679	$11,988	$11,213
4/30/2024	$11,637	$11,965	$10,930
5/31/2024	$11,746	$12,063	$11,116
6/30/2024	$11,796	$12,123	$11,221
7/31/2024	$11,937	$12,278	$11,483
8/31/2024	$12,018	$12,394	$11,648
9/30/2024	$12,130	$12,507	$11,804
10/31/2024	$12,086	$12,452	$11,511
11/30/2024	$12,137	$12,507	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	6.43%	1.87%	2.18%
Class A with sales charge	3.98%	1.40%	1.96%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$42,211,544,195
# of Portfolio Holdings	1,140
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$107,976,757

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.80%
Basic Materials	2.09%
Commercial Paper	0.07%
Communications	2.31%
Consumer Discretionary	5.94%
Consumer Non-cyclical	0.32%
Consumer Staples	5.93%
Energy	9.20%
Financial	24.18%
Government	3.54%
Industrial	2.76%
Mortgage Securities	13.67%
Technology	1.66%
Utilities	4.90%
Repurchase Agreements	0.47%
Money Market FundsFootnote Reference(a)	0.14%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LALDX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-249-A

01/25

Class C

LDLAX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$123	1.19%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.05%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 6.62% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance. The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,938	$9,961	$10,009
1/31/2015	$9,964	$10,015	$10,219
2/28/2015	$9,991	$10,024	$10,123
3/31/2015	$10,019	$10,044	$10,170
4/30/2015	$10,046	$10,061	$10,134
5/31/2015	$10,050	$10,072	$10,109
6/30/2015	$10,032	$10,057	$9,999
7/31/2015	$10,035	$10,063	$10,069
8/31/2015	$9,995	$10,047	$10,054
9/30/2015	$9,977	$10,075	$10,122
10/31/2015	$10,002	$10,094	$10,124
11/30/2015	$9,984	$10,087	$10,097
12/31/2015	$9,920	$10,062	$10,064
1/31/2016	$9,903	$10,089	$10,203
2/29/2016	$9,885	$10,099	$10,275
3/31/2016	$10,027	$10,184	$10,370
4/30/2016	$10,102	$10,226	$10,409
5/31/2016	$10,105	$10,228	$10,412
6/30/2016	$10,180	$10,290	$10,599
7/31/2016	$10,206	$10,313	$10,666
8/31/2016	$10,235	$10,317	$10,654
9/30/2016	$10,264	$10,324	$10,648
10/31/2016	$10,268	$10,329	$10,566
11/30/2016	$10,226	$10,286	$10,316
12/31/2016	$10,229	$10,302	$10,331
1/31/2017	$10,279	$10,332	$10,351
2/28/2017	$10,307	$10,367	$10,421
3/31/2017	$10,310	$10,375	$10,415
4/30/2017	$10,337	$10,401	$10,496
5/31/2017	$10,363	$10,430	$10,576
6/30/2017	$10,365	$10,437	$10,566
7/31/2017	$10,390	$10,479	$10,611
8/31/2017	$10,417	$10,500	$10,706
9/30/2017	$10,419	$10,501	$10,655
10/31/2017	$10,419	$10,510	$10,662
11/30/2017	$10,421	$10,488	$10,648
12/31/2017	$10,422	$10,499	$10,697
1/31/2018	$10,399	$10,481	$10,574
2/28/2018	$10,376	$10,457	$10,473
3/31/2018	$10,379	$10,459	$10,540
4/30/2018	$10,383	$10,469	$10,462
5/31/2018	$10,410	$10,508	$10,537
6/30/2018	$10,415	$10,508	$10,524
7/31/2018	$10,417	$10,532	$10,526
8/31/2018	$10,446	$10,576	$10,594
9/30/2018	$10,451	$10,584	$10,526
10/31/2018	$10,428	$10,586	$10,443
11/30/2018	$10,457	$10,595	$10,505
12/31/2018	$10,485	$10,669	$10,698
1/31/2019	$10,563	$10,744	$10,812
2/28/2019	$10,617	$10,782	$10,805
3/31/2019	$10,671	$10,866	$11,013
4/30/2019	$10,725	$10,901	$11,016
5/31/2019	$10,778	$10,962	$11,211
6/30/2019	$10,831	$11,040	$11,352
7/31/2019	$10,859	$11,053	$11,377
8/31/2019	$10,911	$11,137	$11,672
9/30/2019	$10,912	$11,150	$11,610
10/31/2019	$10,936	$11,199	$11,645
11/30/2019	$10,935	$11,209	$11,639
12/31/2019	$10,984	$11,248	$11,630
1/31/2020	$11,060	$11,313	$11,854
2/29/2020	$11,082	$11,378	$12,068
3/31/2020	$10,377	$11,060	$11,997
4/30/2020	$10,636	$11,322	$12,210
5/31/2020	$10,788	$11,453	$12,267
6/30/2020	$10,941	$11,545	$12,344
7/31/2020	$11,013	$11,603	$12,528
8/31/2020	$11,084	$11,632	$12,427
9/30/2020	$11,077	$11,631	$12,420
10/31/2020	$11,094	$11,652	$12,365
11/30/2020	$11,165	$11,691	$12,486
12/31/2020	$11,235	$11,716	$12,504
1/31/2021	$11,252	$11,723	$12,414
2/28/2021	$11,269	$11,728	$12,235
3/31/2021	$11,259	$11,718	$12,082
4/30/2021	$11,277	$11,743	$12,177
5/31/2021	$11,320	$11,768	$12,217
6/30/2021	$11,309	$11,758	$12,303
7/31/2021	$11,325	$11,778	$12,440
8/31/2021	$11,313	$11,783	$12,417
9/30/2021	$11,301	$11,780	$12,309
10/31/2021	$11,288	$11,741	$12,306
11/30/2021	$11,276	$11,723	$12,342
12/31/2021	$11,263	$11,715	$12,311
1/31/2022	$11,171	$11,627	$12,045
2/28/2022	$11,107	$11,538	$11,911
3/31/2022	$10,962	$11,346	$11,580
4/30/2022	$10,873	$11,263	$11,141
5/31/2022	$10,865	$11,328	$11,213
6/30/2022	$10,723	$11,231	$11,037
7/31/2022	$10,826	$11,316	$11,306
8/31/2022	$10,770	$11,252	$10,987
9/30/2022	$10,577	$11,089	$10,512
10/31/2022	$10,523	$11,065	$10,376
11/30/2022	$10,635	$11,212	$10,758
12/31/2022	$10,665	$11,247	$10,709
1/31/2023	$10,806	$11,365	$11,039
2/28/2023	$10,726	$11,294	$10,753
3/31/2023	$10,815	$11,394	$11,026
4/30/2023	$10,878	$11,463	$11,093
5/31/2023	$10,829	$11,443	$10,972
6/30/2023	$10,781	$11,428	$10,933
7/31/2023	$10,844	$11,507	$10,926
8/31/2023	$10,881	$11,542	$10,856
9/30/2023	$10,861	$11,535	$10,580
10/31/2023	$10,871	$11,561	$10,413
11/30/2023	$10,995	$11,730	$10,884
12/31/2023	$11,148	$11,886	$11,301
1/31/2024	$11,217	$11,949	$11,270
2/29/2024	$11,197	$11,926	$11,111
3/31/2024	$11,238	$11,988	$11,213
4/30/2024	$11,220	$11,965	$10,930
5/31/2024	$11,291	$12,063	$11,116
6/30/2024	$11,362	$12,123	$11,221
7/31/2024	$11,462	$12,278	$11,483
8/31/2024	$11,563	$12,394	$11,648
9/30/2024	$11,635	$12,507	$11,804
10/31/2024	$11,587	$12,452	$11,511
11/30/2024	$11,660	$12,507	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	6.05%	1.29%	1.55%
Class C with sales charge	5.05%	1.29%	1.55%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$42,211,544,195
# of Portfolio Holdings	1,140
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$107,976,757

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.80%
Basic Materials	2.09%
Commercial Paper	0.07%
Communications	2.31%
Consumer Discretionary	5.94%
Consumer Non-cyclical	0.32%
Consumer Staples	5.93%
Energy	9.20%
Financial	24.18%
Government	3.54%
Industrial	2.76%
Mortgage Securities	13.67%
Technology	1.66%
Utilities	4.90%
Repurchase Agreements	0.47%
Money Market FundsFootnote Reference(a)	0.14%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LDLAX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-668-C

01/25

Class F

LDLFX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$50	0.48%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.54%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 6.62% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance. The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,922	$9,961	$10,009
1/31/2015	$9,976	$10,015	$10,219
2/28/2015	$10,009	$10,024	$10,123
3/31/2015	$10,043	$10,044	$10,170
4/30/2015	$10,077	$10,061	$10,134
5/31/2015	$10,086	$10,072	$10,109
6/30/2015	$10,074	$10,057	$9,999
7/31/2015	$10,061	$10,063	$10,069
8/31/2015	$10,049	$10,047	$10,054
9/30/2015	$10,037	$10,075	$10,122
10/31/2015	$10,069	$10,094	$10,124
11/30/2015	$10,057	$10,087	$10,097
12/31/2015	$9,997	$10,062	$10,064
1/31/2016	$9,986	$10,089	$10,203
2/29/2016	$9,974	$10,099	$10,275
3/31/2016	$10,124	$10,184	$10,370
4/30/2016	$10,205	$10,226	$10,409
5/31/2016	$10,215	$10,228	$10,412
6/30/2016	$10,297	$10,290	$10,599
7/31/2016	$10,330	$10,313	$10,666
8/31/2016	$10,366	$10,317	$10,654
9/30/2016	$10,401	$10,324	$10,648
10/31/2016	$10,411	$10,329	$10,566
11/30/2016	$10,374	$10,286	$10,316
12/31/2016	$10,383	$10,302	$10,331
1/31/2017	$10,441	$10,332	$10,351
2/28/2017	$10,475	$10,367	$10,421
3/31/2017	$10,485	$10,375	$10,415
4/30/2017	$10,519	$10,401	$10,496
5/31/2017	$10,551	$10,430	$10,576
6/30/2017	$10,560	$10,437	$10,566
7/31/2017	$10,592	$10,479	$10,611
8/31/2017	$10,626	$10,500	$10,706
9/30/2017	$10,634	$10,501	$10,655
10/31/2017	$10,640	$10,510	$10,662
11/30/2017	$10,649	$10,488	$10,648
12/31/2017	$10,656	$10,499	$10,697
1/31/2018	$10,639	$10,481	$10,574
2/28/2018	$10,622	$10,457	$10,473
3/31/2018	$10,630	$10,459	$10,540
4/30/2018	$10,641	$10,469	$10,462
5/31/2018	$10,675	$10,508	$10,537
6/30/2018	$10,686	$10,508	$10,524
7/31/2018	$10,695	$10,532	$10,526
8/31/2018	$10,732	$10,576	$10,594
9/30/2018	$10,742	$10,584	$10,526
10/31/2018	$10,726	$10,586	$10,443
11/30/2018	$10,762	$10,595	$10,505
12/31/2018	$10,797	$10,669	$10,698
1/31/2019	$10,884	$10,744	$10,812
2/28/2019	$10,946	$10,782	$10,805
3/31/2019	$11,035	$10,866	$11,013
4/30/2019	$11,071	$10,901	$11,016
5/31/2019	$11,133	$10,962	$11,211
6/30/2019	$11,194	$11,040	$11,352
7/31/2019	$11,229	$11,053	$11,377
8/31/2019	$11,290	$11,137	$11,672
9/30/2019	$11,298	$11,150	$11,610
10/31/2019	$11,330	$11,199	$11,645
11/30/2019	$11,362	$11,209	$11,639
12/31/2019	$11,394	$11,248	$11,630
1/31/2020	$11,479	$11,313	$11,854
2/29/2020	$11,509	$11,378	$12,068
3/31/2020	$10,779	$11,060	$11,997
4/30/2020	$11,056	$11,322	$12,210
5/31/2020	$11,249	$11,453	$12,267
6/30/2020	$11,389	$11,545	$12,344
7/31/2020	$11,471	$11,603	$12,528
8/31/2020	$11,554	$11,632	$12,427
9/30/2020	$11,553	$11,631	$12,420
10/31/2020	$11,578	$11,652	$12,365
11/30/2020	$11,660	$11,691	$12,486
12/31/2020	$11,741	$11,716	$12,504
1/31/2021	$11,766	$11,723	$12,414
2/28/2021	$11,791	$11,728	$12,235
3/31/2021	$11,788	$11,718	$12,082
4/30/2021	$11,842	$11,743	$12,177
5/31/2021	$11,866	$11,768	$12,217
6/30/2021	$11,862	$11,758	$12,303
7/31/2021	$11,886	$11,778	$12,440
8/31/2021	$11,881	$11,783	$12,417
9/30/2021	$11,903	$11,780	$12,309
10/31/2021	$11,869	$11,741	$12,306
11/30/2021	$11,863	$11,723	$12,342
12/31/2021	$11,857	$11,715	$12,311
1/31/2022	$11,795	$11,627	$12,045
2/28/2022	$11,705	$11,538	$11,911
3/31/2022	$11,559	$11,346	$11,580
4/30/2022	$11,471	$11,263	$11,141
5/31/2022	$11,498	$11,328	$11,213
6/30/2022	$11,354	$11,231	$11,037
7/31/2022	$11,470	$11,316	$11,306
8/31/2022	$11,388	$11,252	$10,987
9/30/2022	$11,189	$11,089	$10,512
10/31/2022	$11,167	$11,065	$10,376
11/30/2022	$11,264	$11,212	$10,758
12/31/2022	$11,303	$11,247	$10,709
1/31/2023	$11,461	$11,365	$11,039
2/28/2023	$11,410	$11,294	$10,753
3/31/2023	$11,513	$11,394	$11,026
4/30/2023	$11,556	$11,463	$11,093
5/31/2023	$11,541	$11,443	$10,972
6/30/2023	$11,496	$11,428	$10,933
7/31/2023	$11,571	$11,507	$10,926
8/31/2023	$11,617	$11,542	$10,856
9/30/2023	$11,602	$11,535	$10,580
10/31/2023	$11,589	$11,561	$10,413
11/30/2023	$11,759	$11,730	$10,884
12/31/2023	$11,930	$11,886	$11,301
1/31/2024	$11,980	$11,949	$11,270
2/29/2024	$11,965	$11,926	$11,111
3/31/2024	$12,048	$11,988	$11,213
4/30/2024	$12,004	$11,965	$10,930
5/31/2024	$12,119	$12,063	$11,116
6/30/2024	$12,170	$12,123	$11,221
7/31/2024	$12,318	$12,278	$11,483
8/31/2024	$12,402	$12,394	$11,648
9/30/2024	$12,518	$12,507	$11,804
10/31/2024	$12,474	$12,452	$11,511
11/30/2024	$12,528	$12,507	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	6.54%	1.97%	2.28%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$42,211,544,195
# of Portfolio Holdings	1,140
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$107,976,757

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.80%
Basic Materials	2.09%
Commercial Paper	0.07%
Communications	2.31%
Consumer Discretionary	5.94%
Consumer Non-cyclical	0.32%
Consumer Staples	5.93%
Energy	9.20%
Financial	24.18%
Government	3.54%
Industrial	2.76%
Mortgage Securities	13.67%
Technology	1.66%
Utilities	4.90%
Repurchase Agreements	0.47%
Money Market FundsFootnote Reference(a)	0.14%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LDLFX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1011-F

01/25

Class F3

LOLDX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$32	0.31%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.00%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 6.62% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance. The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,029	$10,020	$10,051
5/31/2017	$10,085	$10,047	$10,128
6/30/2017	$10,071	$10,054	$10,118
7/31/2017	$10,127	$10,094	$10,162
8/31/2017	$10,160	$10,114	$10,253
9/30/2017	$10,170	$10,115	$10,204
10/31/2017	$10,177	$10,124	$10,210
11/30/2017	$10,162	$10,103	$10,197
12/31/2017	$10,171	$10,113	$10,244
1/31/2018	$10,180	$10,096	$10,126
2/28/2018	$10,165	$10,073	$10,030
3/31/2018	$10,175	$10,075	$10,094
4/30/2018	$10,186	$10,084	$10,019
5/31/2018	$10,220	$10,122	$10,091
6/30/2018	$10,232	$10,122	$10,078
7/31/2018	$10,242	$10,146	$10,080
8/31/2018	$10,278	$10,188	$10,145
9/30/2018	$10,290	$10,195	$10,080
10/31/2018	$10,276	$10,197	$10,000
11/30/2018	$10,287	$10,206	$10,060
12/31/2018	$10,347	$10,277	$10,245
1/31/2019	$10,432	$10,350	$10,354
2/28/2019	$10,492	$10,386	$10,348
3/31/2019	$10,553	$10,467	$10,546
4/30/2019	$10,614	$10,501	$10,549
5/31/2019	$10,675	$10,560	$10,736
6/30/2019	$10,735	$10,635	$10,871
7/31/2019	$10,770	$10,647	$10,895
8/31/2019	$10,830	$10,728	$11,177
9/30/2019	$10,839	$10,741	$11,118
10/31/2019	$10,872	$10,788	$11,151
11/30/2019	$10,878	$10,798	$11,146
12/31/2019	$10,936	$10,835	$11,138
1/31/2020	$10,993	$10,897	$11,352
2/29/2020	$11,049	$10,960	$11,557
3/31/2020	$10,351	$10,654	$11,489
4/30/2020	$10,618	$10,907	$11,693
5/31/2020	$10,779	$11,032	$11,747
6/30/2020	$10,940	$11,121	$11,821
7/31/2020	$11,021	$11,177	$11,998
8/31/2020	$11,075	$11,205	$11,901
9/30/2020	$11,102	$11,204	$11,894
10/31/2020	$11,101	$11,224	$11,841
11/30/2020	$11,208	$11,262	$11,958
12/31/2020	$11,288	$11,286	$11,974
1/31/2021	$11,313	$11,293	$11,888
2/28/2021	$11,339	$11,297	$11,716
3/31/2021	$11,337	$11,288	$11,570
4/30/2021	$11,363	$11,311	$11,662
5/31/2021	$11,415	$11,336	$11,700
6/30/2021	$11,413	$11,326	$11,782
7/31/2021	$11,438	$11,346	$11,914
8/31/2021	$11,435	$11,350	$11,891
9/30/2021	$11,431	$11,347	$11,788
10/31/2021	$11,426	$11,310	$11,785
11/30/2021	$11,422	$11,293	$11,820
12/31/2021	$11,418	$11,285	$11,789
1/31/2022	$11,332	$11,201	$11,535
2/28/2022	$11,275	$11,114	$11,407
3/31/2022	$11,136	$10,929	$11,090
4/30/2022	$11,053	$10,849	$10,669
5/31/2022	$11,053	$10,912	$10,738
6/30/2022	$10,916	$10,819	$10,569
7/31/2022	$11,030	$10,901	$10,828
8/31/2022	$10,981	$10,839	$10,522
9/30/2022	$10,791	$10,682	$10,067
10/31/2022	$10,743	$10,659	$9,937
11/30/2022	$10,866	$10,800	$10,302
12/31/2022	$10,905	$10,834	$10,256
1/31/2023	$11,059	$10,947	$10,571
2/28/2023	$10,983	$10,879	$10,298
3/31/2023	$11,083	$10,975	$10,559
4/30/2023	$11,156	$11,042	$10,623
5/31/2023	$11,114	$11,023	$10,508
6/30/2023	$11,072	$11,009	$10,470
7/31/2023	$11,145	$11,084	$10,463
8/31/2023	$11,192	$11,118	$10,396
9/30/2023	$11,179	$11,111	$10,132
10/31/2023	$11,197	$11,137	$9,972
11/30/2023	$11,334	$11,300	$10,424
12/31/2023	$11,500	$11,450	$10,823
1/31/2024	$11,580	$11,510	$10,793
2/29/2024	$11,568	$11,488	$10,640
3/31/2024	$11,619	$11,548	$10,739
4/30/2024	$11,609	$11,526	$10,467
5/31/2024	$11,691	$11,620	$10,645
6/30/2024	$11,773	$11,678	$10,746
7/31/2024	$11,886	$11,827	$10,997
8/31/2024	$12,000	$11,939	$11,155
9/30/2024	$12,114	$12,048	$11,304
10/31/2024	$12,043	$11,995	$11,024
11/30/2024	$12,127	$12,047	$11,140

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	7.00%	2.20%	2.55%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.46%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.42%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$42,211,544,195
# of Portfolio Holdings	1,140
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$107,976,757

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.80%
Basic Materials	2.09%
Commercial Paper	0.07%
Communications	2.31%
Consumer Discretionary	5.94%
Consumer Non-cyclical	0.32%
Consumer Staples	5.93%
Energy	9.20%
Financial	24.18%
Government	3.54%
Industrial	2.76%
Mortgage Securities	13.67%
Technology	1.66%
Utilities	4.90%
Repurchase Agreements	0.47%
Money Market FundsFootnote Reference(a)	0.14%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOLDX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8981-F3

01/25

Class I

LLDYX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.38%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.64%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 6.62% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance. The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,923	$9,961	$10,009
1/31/2015	$9,978	$10,015	$10,219
2/28/2015	$10,012	$10,024	$10,123
3/31/2015	$10,046	$10,044	$10,170
4/30/2015	$10,081	$10,061	$10,134
5/31/2015	$10,091	$10,072	$10,109
6/30/2015	$10,080	$10,057	$9,999
7/31/2015	$10,068	$10,063	$10,069
8/31/2015	$10,057	$10,047	$10,054
9/30/2015	$10,045	$10,075	$10,122
10/31/2015	$10,078	$10,094	$10,124
11/30/2015	$10,066	$10,087	$10,097
12/31/2015	$10,008	$10,062	$10,064
1/31/2016	$9,997	$10,089	$10,203
2/29/2016	$9,985	$10,099	$10,275
3/31/2016	$10,137	$10,184	$10,370
4/30/2016	$10,219	$10,226	$10,409
5/31/2016	$10,230	$10,228	$10,412
6/30/2016	$10,313	$10,290	$10,599
7/31/2016	$10,347	$10,313	$10,666
8/31/2016	$10,383	$10,317	$10,654
9/30/2016	$10,396	$10,324	$10,648
10/31/2016	$10,430	$10,329	$10,566
11/30/2016	$10,394	$10,286	$10,316
12/31/2016	$10,404	$10,302	$10,331
1/31/2017	$10,463	$10,332	$10,351
2/28/2017	$10,498	$10,367	$10,421
3/31/2017	$10,509	$10,375	$10,415
4/30/2017	$10,543	$10,401	$10,496
5/31/2017	$10,577	$10,430	$10,576
6/30/2017	$10,587	$10,437	$10,566
7/31/2017	$10,620	$10,479	$10,611
8/31/2017	$10,654	$10,500	$10,706
9/30/2017	$10,664	$10,501	$10,655
10/31/2017	$10,671	$10,510	$10,662
11/30/2017	$10,655	$10,488	$10,648
12/31/2017	$10,688	$10,499	$10,697
1/31/2018	$10,672	$10,481	$10,574
2/28/2018	$10,656	$10,457	$10,473
3/31/2018	$10,665	$10,459	$10,540
4/30/2018	$10,677	$10,469	$10,462
5/31/2018	$10,712	$10,508	$10,537
6/30/2018	$10,724	$10,508	$10,524
7/31/2018	$10,734	$10,532	$10,526
8/31/2018	$10,771	$10,576	$10,594
9/30/2018	$10,783	$10,584	$10,526
10/31/2018	$10,767	$10,586	$10,443
11/30/2018	$10,804	$10,595	$10,505
12/31/2018	$10,841	$10,669	$10,698
1/31/2019	$10,929	$10,744	$10,812
2/28/2019	$10,992	$10,782	$10,805
3/31/2019	$11,055	$10,866	$11,013
4/30/2019	$11,119	$10,901	$11,016
5/31/2019	$11,182	$10,962	$11,211
6/30/2019	$11,245	$11,040	$11,352
7/31/2019	$11,281	$11,053	$11,377
8/31/2019	$11,343	$11,137	$11,672
9/30/2019	$11,352	$11,150	$11,610
10/31/2019	$11,385	$11,199	$11,645
11/30/2019	$11,391	$11,209	$11,639
12/31/2019	$11,451	$11,248	$11,630
1/31/2020	$11,538	$11,313	$11,854
2/29/2020	$11,569	$11,378	$12,068
3/31/2020	$10,836	$11,060	$11,997
4/30/2020	$11,115	$11,322	$12,210
5/31/2020	$11,311	$11,453	$12,267
6/30/2020	$11,452	$11,545	$12,344
7/31/2020	$11,536	$11,603	$12,528
8/31/2020	$11,620	$11,632	$12,427
9/30/2020	$11,620	$11,631	$12,420
10/31/2020	$11,646	$11,652	$12,365
11/30/2020	$11,729	$11,691	$12,486
12/31/2020	$11,812	$11,716	$12,504
1/31/2021	$11,838	$11,723	$12,414
2/28/2021	$11,864	$11,728	$12,235
3/31/2021	$11,862	$11,718	$12,082
4/30/2021	$11,917	$11,743	$12,177
5/31/2021	$11,943	$11,768	$12,217
6/30/2021	$11,940	$11,758	$12,303
7/31/2021	$11,965	$11,778	$12,440
8/31/2021	$11,961	$11,783	$12,417
9/30/2021	$11,956	$11,780	$12,309
10/31/2021	$11,950	$11,741	$12,306
11/30/2021	$11,946	$11,723	$12,342
12/31/2021	$11,941	$11,715	$12,311
1/31/2022	$11,879	$11,627	$12,045
2/28/2022	$11,790	$11,538	$11,911
3/31/2022	$11,643	$11,346	$11,580
4/30/2022	$11,556	$11,263	$11,141
5/31/2022	$11,555	$11,328	$11,213
6/30/2022	$11,440	$11,231	$11,037
7/31/2022	$11,558	$11,316	$11,306
8/31/2022	$11,477	$11,252	$10,987
9/30/2022	$11,277	$11,089	$10,512
10/31/2022	$11,256	$11,065	$10,376
11/30/2022	$11,354	$11,212	$10,758
12/31/2022	$11,394	$11,247	$10,709
1/31/2023	$11,554	$11,365	$11,039
2/28/2023	$11,475	$11,294	$10,753
3/31/2023	$11,579	$11,394	$11,026
4/30/2023	$11,654	$11,463	$11,093
5/31/2023	$11,609	$11,443	$10,972
6/30/2023	$11,595	$11,428	$10,933
7/31/2023	$11,671	$11,507	$10,926
8/31/2023	$11,719	$11,542	$10,856
9/30/2023	$11,705	$11,535	$10,580
10/31/2023	$11,692	$11,561	$10,413
11/30/2023	$11,865	$11,730	$10,884
12/31/2023	$12,008	$11,886	$11,301
1/31/2024	$12,091	$11,949	$11,270
2/29/2024	$12,076	$11,926	$11,111
3/31/2024	$12,129	$11,988	$11,213
4/30/2024	$12,118	$11,965	$10,930
5/31/2024	$12,234	$12,063	$11,116
6/30/2024	$12,287	$12,123	$11,221
7/31/2024	$12,437	$12,278	$11,483
8/31/2024	$12,523	$12,394	$11,648
9/30/2024	$12,642	$12,507	$11,804
10/31/2024	$12,598	$12,452	$11,511
11/30/2024	$12,653	$12,507	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	6.64%	2.12%	2.38%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$42,211,544,195
# of Portfolio Holdings	1,140
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$107,976,757

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.80%
Basic Materials	2.09%
Commercial Paper	0.07%
Communications	2.31%
Consumer Discretionary	5.94%
Consumer Non-cyclical	0.32%
Consumer Staples	5.93%
Energy	9.20%
Financial	24.18%
Government	3.54%
Industrial	2.76%
Mortgage Securities	13.67%
Technology	1.66%
Utilities	4.90%
Repurchase Agreements	0.47%
Money Market FundsFootnote Reference(a)	0.14%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LLDYX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1425-I

01/25

Class R2

LDLQX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$101	0.98%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.28%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 6.62% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance. The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,940	$9,961	$10,009
1/31/2015	$9,968	$10,015	$10,219
2/28/2015	$10,019	$10,024	$10,123
3/31/2015	$10,026	$10,044	$10,170
4/30/2015	$10,056	$10,061	$10,134
5/31/2015	$10,084	$10,072	$10,109
6/30/2015	$10,068	$10,057	$9,999
7/31/2015	$10,051	$10,063	$10,069
8/31/2015	$10,012	$10,047	$10,054
9/30/2015	$10,018	$10,075	$10,122
10/31/2015	$10,046	$10,094	$10,124
11/30/2015	$10,007	$10,087	$10,097
12/31/2015	$9,944	$10,062	$10,064
1/31/2016	$9,928	$10,089	$10,203
2/29/2016	$9,935	$10,099	$10,275
3/31/2016	$10,058	$10,184	$10,370
4/30/2016	$10,135	$10,226	$10,409
5/31/2016	$10,140	$10,228	$10,412
6/30/2016	$10,217	$10,290	$10,599
7/31/2016	$10,270	$10,313	$10,666
8/31/2016	$10,277	$10,317	$10,654
9/30/2016	$10,308	$10,324	$10,648
10/31/2016	$10,314	$10,329	$10,566
11/30/2016	$10,273	$10,286	$10,316
12/31/2016	$10,302	$10,302	$10,331
1/31/2017	$10,331	$10,332	$10,351
2/28/2017	$10,361	$10,367	$10,421
3/31/2017	$10,366	$10,375	$10,415
4/30/2017	$10,419	$10,401	$10,496
5/31/2017	$10,447	$10,430	$10,576
6/30/2017	$10,427	$10,437	$10,566
7/31/2017	$10,479	$10,479	$10,611
8/31/2017	$10,508	$10,500	$10,706
9/30/2017	$10,487	$10,501	$10,655
10/31/2017	$10,514	$10,510	$10,662
11/30/2017	$10,493	$10,488	$10,648
12/31/2017	$10,496	$10,499	$10,697
1/31/2018	$10,474	$10,481	$10,574
2/28/2018	$10,479	$10,457	$10,473
3/31/2018	$10,483	$10,459	$10,540
4/30/2018	$10,464	$10,469	$10,462
5/31/2018	$10,494	$10,508	$10,537
6/30/2018	$10,500	$10,508	$10,524
7/31/2018	$10,529	$10,532	$10,526
8/31/2018	$10,561	$10,576	$10,594
9/30/2018	$10,567	$10,584	$10,526
10/31/2018	$10,547	$10,586	$10,443
11/30/2018	$10,552	$10,595	$10,505
12/31/2018	$10,583	$10,669	$10,698
1/31/2019	$10,689	$10,744	$10,812
2/28/2019	$10,721	$10,782	$10,805
3/31/2019	$10,803	$10,866	$11,013
4/30/2019	$10,834	$10,901	$11,016
5/31/2019	$10,890	$10,962	$11,211
6/30/2019	$10,971	$11,040	$11,352
7/31/2019	$10,975	$11,053	$11,377
8/31/2019	$11,030	$11,137	$11,672
9/30/2019	$11,059	$11,150	$11,610
10/31/2019	$11,086	$11,199	$11,645
11/30/2019	$11,087	$11,209	$11,639
12/31/2019	$11,113	$11,248	$11,630
1/31/2020	$11,192	$11,313	$11,854
2/29/2020	$11,243	$11,378	$12,068
3/31/2020	$10,527	$11,060	$11,997
4/30/2020	$10,792	$11,322	$12,210
5/31/2020	$10,950	$11,453	$12,267
6/30/2020	$11,108	$11,545	$12,344
7/31/2020	$11,183	$11,603	$12,528
8/31/2020	$11,232	$11,632	$12,427
9/30/2020	$11,227	$11,631	$12,420
10/31/2020	$11,246	$11,652	$12,365
11/30/2020	$11,348	$11,691	$12,486
12/31/2020	$11,395	$11,716	$12,504
1/31/2021	$11,442	$11,723	$12,414
2/28/2021	$11,462	$11,728	$12,235
3/31/2021	$11,454	$11,718	$12,082
4/30/2021	$11,474	$11,743	$12,177
5/31/2021	$11,493	$11,768	$12,217
6/30/2021	$11,512	$11,758	$12,303
7/31/2021	$11,530	$11,778	$12,440
8/31/2021	$11,521	$11,783	$12,417
9/30/2021	$11,510	$11,780	$12,309
10/31/2021	$11,499	$11,741	$12,306
11/30/2021	$11,462	$11,723	$12,342
12/31/2021	$11,479	$11,715	$12,311
1/31/2022	$11,386	$11,627	$12,045
2/28/2022	$11,322	$11,538	$11,911
3/31/2022	$11,149	$11,346	$11,580
4/30/2022	$11,060	$11,263	$11,141
5/31/2022	$11,081	$11,328	$11,213
6/30/2022	$10,938	$11,231	$11,037
7/31/2022	$11,045	$11,316	$11,306
8/31/2022	$10,962	$11,252	$10,987
9/30/2022	$10,766	$11,089	$10,512
10/31/2022	$10,740	$11,065	$10,376
11/30/2022	$10,857	$11,212	$10,758
12/31/2022	$10,889	$11,247	$10,709
1/31/2023	$11,008	$11,365	$11,039
2/28/2023	$10,956	$11,294	$10,753
3/31/2023	$11,049	$11,394	$11,026
4/30/2023	$11,087	$11,463	$11,093
5/31/2023	$11,067	$11,443	$10,972
6/30/2023	$11,020	$11,428	$10,933
7/31/2023	$11,087	$11,507	$10,926
8/31/2023	$11,126	$11,542	$10,856
9/30/2023	$11,108	$11,535	$10,580
10/31/2023	$11,119	$11,561	$10,413
11/30/2023	$11,249	$11,730	$10,884
12/31/2023	$11,407	$11,886	$11,301
1/31/2024	$11,480	$11,949	$11,270
2/29/2024	$11,432	$11,926	$11,111
3/31/2024	$11,505	$11,988	$11,213
4/30/2024	$11,459	$11,965	$10,930
5/31/2024	$11,564	$12,063	$11,116
6/30/2024	$11,639	$12,123	$11,221
7/31/2024	$11,744	$12,278	$11,483
8/31/2024	$11,849	$12,394	$11,648
9/30/2024	$11,925	$12,507	$11,804
10/31/2024	$11,878	$12,452	$11,511
11/30/2024	$11,955	$12,507	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	6.28%	1.52%	1.80%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$42,211,544,195
# of Portfolio Holdings	1,140
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$107,976,757

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.80%
Basic Materials	2.09%
Commercial Paper	0.07%
Communications	2.31%
Consumer Discretionary	5.94%
Consumer Non-cyclical	0.32%
Consumer Staples	5.93%
Energy	9.20%
Financial	24.18%
Government	3.54%
Industrial	2.76%
Mortgage Securities	13.67%
Technology	1.66%
Utilities	4.90%
Repurchase Agreements	0.47%
Money Market FundsFootnote Reference(a)	0.14%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LDLQX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1081-R2

01/25

Class R3

LDLRX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$91	0.88%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.39%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 6.62% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance. The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,941	$9,961	$10,009
1/31/2015	$9,992	$10,015	$10,219
2/28/2015	$10,022	$10,024	$10,123
3/31/2015	$10,052	$10,044	$10,170
4/30/2015	$10,060	$10,061	$10,134
5/31/2015	$10,089	$10,072	$10,109
6/30/2015	$10,074	$10,057	$9,999
7/31/2015	$10,058	$10,063	$10,069
8/31/2015	$10,020	$10,047	$10,054
9/30/2015	$10,027	$10,075	$10,122
10/31/2015	$10,056	$10,094	$10,124
11/30/2015	$10,017	$10,087	$10,097
12/31/2015	$9,978	$10,062	$10,064
1/31/2016	$9,963	$10,089	$10,203
2/29/2016	$9,948	$10,099	$10,275
3/31/2016	$10,072	$10,184	$10,370
4/30/2016	$10,150	$10,226	$10,409
5/31/2016	$10,180	$10,228	$10,412
6/30/2016	$10,258	$10,290	$10,599
7/31/2016	$10,287	$10,313	$10,666
8/31/2016	$10,297	$10,317	$10,654
9/30/2016	$10,328	$10,324	$10,648
10/31/2016	$10,334	$10,329	$10,566
11/30/2016	$10,294	$10,286	$10,316
12/31/2016	$10,324	$10,302	$10,331
1/31/2017	$10,354	$10,332	$10,351
2/28/2017	$10,409	$10,367	$10,421
3/31/2017	$10,415	$10,375	$10,415
4/30/2017	$10,445	$10,401	$10,496
5/31/2017	$10,474	$10,430	$10,576
6/30/2017	$10,480	$10,437	$10,566
7/31/2017	$10,508	$10,479	$10,611
8/31/2017	$10,538	$10,500	$10,706
9/30/2017	$10,543	$10,501	$10,655
10/31/2017	$10,546	$10,510	$10,662
11/30/2017	$10,526	$10,488	$10,648
12/31/2017	$10,530	$10,499	$10,697
1/31/2018	$10,534	$10,481	$10,574
2/28/2018	$10,514	$10,457	$10,473
3/31/2018	$10,519	$10,459	$10,540
4/30/2018	$10,526	$10,469	$10,462
5/31/2018	$10,557	$10,508	$10,537
6/30/2018	$10,539	$10,508	$10,524
7/31/2018	$10,569	$10,532	$10,526
8/31/2018	$10,602	$10,576	$10,594
9/30/2018	$10,609	$10,584	$10,526
10/31/2018	$10,589	$10,586	$10,443
11/30/2018	$10,596	$10,595	$10,505
12/31/2018	$10,653	$10,669	$10,698
1/31/2019	$10,735	$10,744	$10,812
2/28/2019	$10,767	$10,782	$10,805
3/31/2019	$10,851	$10,866	$11,013
4/30/2019	$10,909	$10,901	$11,016
5/31/2019	$10,940	$10,962	$11,211
6/30/2019	$11,023	$11,040	$11,352
7/31/2019	$11,054	$11,053	$11,377
8/31/2019	$11,110	$11,137	$11,672
9/30/2019	$11,114	$11,150	$11,610
10/31/2019	$11,142	$11,199	$11,645
11/30/2019	$11,144	$11,209	$11,639
12/31/2019	$11,171	$11,248	$11,630
1/31/2020	$11,251	$11,313	$11,854
2/29/2020	$11,304	$11,378	$12,068
3/31/2020	$10,584	$11,060	$11,997
4/30/2020	$10,852	$11,322	$12,210
5/31/2020	$11,012	$11,453	$12,267
6/30/2020	$11,171	$11,545	$12,344
7/31/2020	$11,248	$11,603	$12,528
8/31/2020	$11,299	$11,632	$12,427
9/30/2020	$11,321	$11,631	$12,420
10/31/2020	$11,314	$11,652	$12,365
11/30/2020	$11,418	$11,691	$12,486
12/31/2020	$11,467	$11,716	$12,504
1/31/2021	$11,515	$11,723	$12,414
2/28/2021	$11,535	$11,728	$12,235
3/31/2021	$11,529	$11,718	$12,082
4/30/2021	$11,550	$11,743	$12,177
5/31/2021	$11,597	$11,768	$12,217
6/30/2021	$11,590	$11,758	$12,303
7/31/2021	$11,609	$11,778	$12,440
8/31/2021	$11,600	$11,783	$12,417
9/30/2021	$11,591	$11,780	$12,309
10/31/2021	$11,581	$11,741	$12,306
11/30/2021	$11,544	$11,723	$12,342
12/31/2021	$11,562	$11,715	$12,311
1/31/2022	$11,470	$11,627	$12,045
2/28/2022	$11,407	$11,538	$11,911
3/31/2022	$11,261	$11,346	$11,580
4/30/2022	$11,172	$11,263	$11,141
5/31/2022	$11,166	$11,328	$11,213
6/30/2022	$11,023	$11,231	$11,037
7/31/2022	$11,132	$11,316	$11,306
8/31/2022	$11,077	$11,252	$10,987
9/30/2022	$10,881	$11,089	$10,512
10/31/2022	$10,827	$11,065	$10,376
11/30/2022	$10,946	$11,212	$10,758
12/31/2022	$10,980	$11,247	$10,709
1/31/2023	$11,129	$11,365	$11,039
2/28/2023	$11,048	$11,294	$10,753
3/31/2023	$11,144	$11,394	$11,026
4/30/2023	$11,211	$11,463	$11,093
5/31/2023	$11,164	$11,443	$10,972
6/30/2023	$11,116	$11,428	$10,933
7/31/2023	$11,185	$11,507	$10,926
8/31/2023	$11,226	$11,542	$10,856
9/30/2023	$11,208	$11,535	$10,580
10/31/2023	$11,221	$11,561	$10,413
11/30/2023	$11,352	$11,730	$10,884
12/31/2023	$11,513	$11,886	$11,301
1/31/2024	$11,588	$11,949	$11,270
2/29/2024	$11,570	$11,926	$11,111
3/31/2024	$11,615	$11,988	$11,213
4/30/2024	$11,600	$11,965	$10,930
5/31/2024	$11,676	$12,063	$11,116
6/30/2024	$11,752	$12,123	$11,221
7/31/2024	$11,860	$12,278	$11,483
8/31/2024	$11,968	$12,394	$11,648
9/30/2024	$12,076	$12,507	$11,804
10/31/2024	$11,999	$12,452	$11,511
11/30/2024	$12,077	$12,507	$11,633

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	6.39%	1.62%	1.91%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.26%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$42,211,544,195
# of Portfolio Holdings	1,140
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$107,976,757

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.80%
Basic Materials	2.09%
Commercial Paper	0.07%
Communications	2.31%
Consumer Discretionary	5.94%
Consumer Non-cyclical	0.32%
Consumer Staples	5.93%
Energy	9.20%
Financial	24.18%
Government	3.54%
Industrial	2.76%
Mortgage Securities	13.67%
Technology	1.66%
Utilities	4.90%
Repurchase Agreements	0.47%
Money Market FundsFootnote Reference(a)	0.14%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LDLRX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-2055-R3

01/25

Class R4

LDLKX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$65	0.63%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.37%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 6.62% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance. The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,986	$10,006	$10,070
8/31/2015	$9,950	$9,990	$10,055
9/30/2015	$9,960	$10,018	$10,123
10/31/2015	$9,991	$10,037	$10,125
11/30/2015	$9,977	$10,030	$10,098
12/31/2015	$9,917	$10,005	$10,065
1/31/2016	$9,904	$10,032	$10,204
2/29/2016	$9,914	$10,042	$10,276
3/31/2016	$10,039	$10,127	$10,371
4/30/2016	$10,118	$10,168	$10,410
5/31/2016	$10,127	$10,170	$10,413
6/30/2016	$10,207	$10,232	$10,600
7/31/2016	$10,238	$10,255	$10,667
8/31/2016	$10,273	$10,258	$10,655
9/30/2016	$10,306	$10,266	$10,649
10/31/2016	$10,315	$10,271	$10,567
11/30/2016	$10,277	$10,228	$10,317
12/31/2016	$10,285	$10,244	$10,332
1/31/2017	$10,341	$10,274	$10,352
2/28/2017	$10,374	$10,308	$10,422
3/31/2017	$10,382	$10,316	$10,416
4/30/2017	$10,414	$10,343	$10,497
5/31/2017	$10,445	$10,371	$10,577
6/30/2017	$10,453	$10,378	$10,567
7/31/2017	$10,483	$10,419	$10,612
8/31/2017	$10,515	$10,441	$10,707
9/30/2017	$10,522	$10,442	$10,656
10/31/2017	$10,527	$10,451	$10,663
11/30/2017	$10,534	$10,428	$10,649
12/31/2017	$10,540	$10,440	$10,698
1/31/2018	$10,522	$10,421	$10,575
2/28/2018	$10,504	$10,398	$10,474
3/31/2018	$10,511	$10,400	$10,542
4/30/2018	$10,521	$10,410	$10,463
5/31/2018	$10,554	$10,449	$10,538
6/30/2018	$10,563	$10,449	$10,525
7/31/2018	$10,571	$10,473	$10,527
8/31/2018	$10,606	$10,516	$10,595
9/30/2018	$10,615	$10,524	$10,527
10/31/2018	$10,597	$10,526	$10,444
11/30/2018	$10,632	$10,535	$10,506
12/31/2018	$10,666	$10,609	$10,699
1/31/2019	$10,750	$10,684	$10,813
2/28/2019	$10,810	$10,721	$10,806
3/31/2019	$10,896	$10,805	$11,014
4/30/2019	$10,931	$10,840	$11,017
5/31/2019	$10,990	$10,900	$11,212
6/30/2019	$11,076	$10,978	$11,353
7/31/2019	$11,083	$10,991	$11,378
8/31/2019	$11,141	$11,074	$11,673
9/30/2019	$11,148	$11,087	$11,611
10/31/2019	$11,179	$11,136	$11,646
11/30/2019	$11,209	$11,146	$11,640
12/31/2019	$11,239	$11,185	$11,632
1/31/2020	$11,322	$11,249	$11,855
2/29/2020	$11,350	$11,314	$12,069
3/31/2020	$10,630	$10,997	$11,998
4/30/2020	$10,901	$11,258	$12,211
5/31/2020	$11,090	$11,388	$12,268
6/30/2020	$11,226	$11,480	$12,345
7/31/2020	$11,306	$11,537	$12,530
8/31/2020	$11,386	$11,566	$12,428
9/30/2020	$11,384	$11,565	$12,422
10/31/2020	$11,407	$11,586	$12,366
11/30/2020	$11,486	$11,625	$12,488
12/31/2020	$11,565	$11,650	$12,505
1/31/2021	$11,589	$11,657	$12,415
2/28/2021	$11,613	$11,662	$12,236
3/31/2021	$11,609	$11,652	$12,083
4/30/2021	$11,661	$11,676	$12,178
5/31/2021	$11,685	$11,701	$12,218
6/30/2021	$11,680	$11,692	$12,304
7/31/2021	$11,703	$11,712	$12,442
8/31/2021	$11,697	$11,717	$12,418
9/30/2021	$11,719	$11,713	$12,310
10/31/2021	$11,684	$11,675	$12,307
11/30/2021	$11,678	$11,657	$12,344
12/31/2021	$11,671	$11,649	$12,312
1/31/2022	$11,601	$11,562	$12,047
2/28/2022	$11,511	$11,473	$11,912
3/31/2022	$11,366	$11,281	$11,581
4/30/2022	$11,279	$11,199	$11,142
5/31/2022	$11,304	$11,264	$11,214
6/30/2022	$11,161	$11,167	$11,038
7/31/2022	$11,274	$11,252	$11,307
8/31/2022	$11,193	$11,189	$10,988
9/30/2022	$10,996	$11,027	$10,513
10/31/2022	$10,973	$11,003	$10,377
11/30/2022	$11,067	$11,149	$10,759
12/31/2022	$11,103	$11,183	$10,710
1/31/2023	$11,257	$11,300	$11,040
2/28/2023	$11,178	$11,230	$10,754
3/31/2023	$11,305	$11,329	$11,027
4/30/2023	$11,347	$11,398	$11,094
5/31/2023	$11,301	$11,379	$10,973
6/30/2023	$11,285	$11,364	$10,934
7/31/2023	$11,357	$11,442	$10,927
8/31/2023	$11,401	$11,477	$10,857
9/30/2023	$11,385	$11,470	$10,581
10/31/2023	$11,371	$11,496	$10,414
11/30/2023	$11,536	$11,664	$10,886
12/31/2023	$11,702	$11,819	$11,302
1/31/2024	$11,750	$11,882	$11,271
2/29/2024	$11,734	$11,858	$11,112
3/31/2024	$11,783	$11,921	$11,215
4/30/2024	$11,770	$11,897	$10,931
5/31/2024	$11,880	$11,995	$11,117
6/30/2024	$11,929	$12,055	$11,222
7/31/2024	$12,072	$12,209	$11,484
8/31/2024	$12,153	$12,324	$11,649
9/30/2024	$12,265	$12,436	$11,805
10/31/2024	$12,221	$12,382	$11,512
11/30/2024	$12,272	$12,436	$11,634

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	6.37%	1.83%	2.20%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.34%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$42,211,544,195
# of Portfolio Holdings	1,140
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$107,976,757

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.80%
Basic Materials	2.09%
Commercial Paper	0.07%
Communications	2.31%
Consumer Discretionary	5.94%
Consumer Non-cyclical	0.32%
Consumer Staples	5.93%
Energy	9.20%
Financial	24.18%
Government	3.54%
Industrial	2.76%
Mortgage Securities	13.67%
Technology	1.66%
Utilities	4.90%
Repurchase Agreements	0.47%
Money Market FundsFootnote Reference(a)	0.14%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LDLKX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8707-R4

01/25

Class R5

LDLTX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$39	0.38%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.92%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 6.62% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance. The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$9,988	$10,006	$10,070
8/31/2015	$9,954	$9,990	$10,055
9/30/2015	$9,966	$10,018	$10,123
10/31/2015	$9,998	$10,037	$10,125
11/30/2015	$9,986	$10,030	$10,098
12/31/2015	$9,928	$10,005	$10,065
1/31/2016	$9,894	$10,032	$10,204
2/29/2016	$9,905	$10,042	$10,276
3/31/2016	$10,033	$10,127	$10,371
4/30/2016	$10,115	$10,168	$10,410
5/31/2016	$10,125	$10,170	$10,413
6/30/2016	$10,208	$10,232	$10,600
7/31/2016	$10,265	$10,255	$10,667
8/31/2016	$10,278	$10,258	$10,655
9/30/2016	$10,314	$10,266	$10,649
10/31/2016	$10,324	$10,271	$10,567
11/30/2016	$10,288	$10,228	$10,317
12/31/2016	$10,323	$10,244	$10,332
1/31/2017	$10,357	$10,274	$10,352
2/28/2017	$10,392	$10,308	$10,422
3/31/2017	$10,402	$10,316	$10,416
4/30/2017	$10,461	$10,343	$10,497
5/31/2017	$10,494	$10,371	$10,577
6/30/2017	$10,480	$10,378	$10,567
7/31/2017	$10,537	$10,419	$10,612
8/31/2017	$10,571	$10,441	$10,707
9/30/2017	$10,556	$10,442	$10,656
10/31/2017	$10,588	$10,451	$10,663
11/30/2017	$10,572	$10,428	$10,649
12/31/2017	$10,580	$10,440	$10,698
1/31/2018	$10,564	$10,421	$10,575
2/28/2018	$10,573	$10,398	$10,474
3/31/2018	$10,582	$10,400	$10,542
4/30/2018	$10,569	$10,410	$10,463
5/31/2018	$10,629	$10,449	$10,538
6/30/2018	$10,616	$10,449	$10,525
7/31/2018	$10,651	$10,473	$10,527
8/31/2018	$10,688	$10,516	$10,595
9/30/2018	$10,700	$10,524	$10,527
10/31/2018	$10,684	$10,526	$10,444
11/30/2018	$10,695	$10,535	$10,506
12/31/2018	$10,732	$10,609	$10,699
1/31/2019	$10,845	$10,684	$10,813
2/28/2019	$10,882	$10,721	$10,806
3/31/2019	$10,971	$10,805	$11,014
4/30/2019	$11,008	$10,840	$11,017
5/31/2019	$11,070	$10,900	$11,212
6/30/2019	$11,159	$10,978	$11,353
7/31/2019	$11,195	$10,991	$11,378
8/31/2019	$11,256	$11,074	$11,673
9/30/2019	$11,265	$11,087	$11,611
10/31/2019	$11,298	$11,136	$11,646
11/30/2019	$11,305	$11,146	$11,640
12/31/2019	$11,337	$11,185	$11,632
1/31/2020	$11,423	$11,249	$11,855
2/29/2020	$11,481	$11,314	$12,069
3/31/2020	$10,753	$10,997	$11,998
4/30/2020	$11,031	$11,258	$12,211
5/31/2020	$11,198	$11,388	$12,268
6/30/2020	$11,365	$11,480	$12,345
7/31/2020	$11,448	$11,537	$12,530
8/31/2020	$11,504	$11,566	$12,428
9/30/2020	$11,504	$11,565	$12,422
10/31/2020	$11,530	$11,586	$12,366
11/30/2020	$11,641	$11,625	$12,488
12/31/2020	$11,696	$11,650	$12,505
1/31/2021	$11,751	$11,657	$12,415
2/28/2021	$11,777	$11,662	$12,236
3/31/2021	$11,775	$11,652	$12,083
4/30/2021	$11,802	$11,676	$12,178
5/31/2021	$11,829	$11,701	$12,218
6/30/2021	$11,854	$11,692	$12,304
7/31/2021	$11,880	$11,712	$12,442
8/31/2021	$11,877	$11,717	$12,418
9/30/2021	$11,873	$11,713	$12,310
10/31/2021	$11,868	$11,675	$12,307
11/30/2021	$11,836	$11,657	$12,344
12/31/2021	$11,860	$11,649	$12,312
1/31/2022	$11,761	$11,562	$12,047
2/28/2022	$11,700	$11,473	$11,912
3/31/2022	$11,555	$11,281	$11,581
4/30/2022	$11,439	$11,199	$11,142
5/31/2022	$11,468	$11,264	$11,214
6/30/2022	$11,324	$11,167	$11,038
7/31/2022	$11,442	$11,252	$11,307
8/31/2022	$11,361	$11,189	$10,988
9/30/2022	$11,192	$11,027	$10,513
10/31/2022	$11,141	$11,003	$10,377
11/30/2022	$11,268	$11,149	$10,759
12/31/2022	$11,308	$11,183	$10,710
1/31/2023	$11,467	$11,300	$11,040
2/28/2023	$11,388	$11,230	$10,754
3/31/2023	$11,491	$11,329	$11,027
4/30/2023	$11,566	$11,398	$11,094
5/31/2023	$11,521	$11,379	$10,973
6/30/2023	$11,477	$11,364	$10,934
7/31/2023	$11,552	$11,442	$10,927
8/31/2023	$11,600	$11,477	$10,857
9/30/2023	$11,586	$11,470	$10,581
10/31/2023	$11,604	$11,496	$10,414
11/30/2023	$11,745	$11,664	$10,886
12/31/2023	$11,917	$11,819	$11,302
1/31/2024	$11,999	$11,882	$11,271
2/29/2024	$11,985	$11,858	$11,112
3/31/2024	$12,037	$11,921	$11,215
4/30/2024	$12,026	$11,897	$10,931
5/31/2024	$12,110	$11,995	$11,117
6/30/2024	$12,194	$12,055	$11,222
7/31/2024	$12,311	$12,209	$11,484
8/31/2024	$12,428	$12,324	$11,649
9/30/2024	$12,514	$12,436	$11,805
10/31/2024	$12,471	$12,382	$11,512
11/30/2024	$12,558	$12,436	$11,634

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	6.92%	2.12%	2.45%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.34%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$42,211,544,195
# of Portfolio Holdings	1,140
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$107,976,757

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.80%
Basic Materials	2.09%
Commercial Paper	0.07%
Communications	2.31%
Consumer Discretionary	5.94%
Consumer Non-cyclical	0.32%
Consumer Staples	5.93%
Energy	9.20%
Financial	24.18%
Government	3.54%
Industrial	2.76%
Mortgage Securities	13.67%
Technology	1.66%
Utilities	4.90%
Repurchase Agreements	0.47%
Money Market FundsFootnote Reference(a)	0.14%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LDLTX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8739-R5

01/25

Class R6

LDLVX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration Income Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.31%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.72%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 6.62% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA 1–3 Year U.S. Corporate Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to high yield corporate bonds also contributed to relative performance.

Top detractors from performance: The Fund’s allocation to commercial mortgage-backed securities detracted from relative performance. The Fund’s shorter duration positioning relative to a securities market index with investment characteristics similar to those of the Fund, detracted from relative performance as interest rates fell over the period.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	ICE BofA 1–3 Year U.S. Corporate Index	Bloomberg U.S. Aggregate Bond Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,011	$10,006	$10,070
8/31/2015	$9,978	$9,990	$10,055
9/30/2015	$9,967	$10,018	$10,123
10/31/2015	$10,001	$10,037	$10,125
11/30/2015	$9,990	$10,030	$10,098
12/31/2015	$9,932	$10,005	$10,065
1/31/2016	$9,922	$10,032	$10,204
2/29/2016	$9,934	$10,042	$10,276
3/31/2016	$10,062	$10,127	$10,371
4/30/2016	$10,145	$10,168	$10,410
5/31/2016	$10,156	$10,170	$10,413
6/30/2016	$10,239	$10,232	$10,600
7/31/2016	$10,297	$10,255	$10,667
8/31/2016	$10,311	$10,258	$10,655
9/30/2016	$10,347	$10,266	$10,649
10/31/2016	$10,359	$10,271	$10,567
11/30/2016	$10,323	$10,228	$10,317
12/31/2016	$10,358	$10,244	$10,332
1/31/2017	$10,393	$10,274	$10,352
2/28/2017	$10,429	$10,308	$10,422
3/31/2017	$10,439	$10,316	$10,416
4/30/2017	$10,474	$10,343	$10,497
5/31/2017	$10,508	$10,371	$10,577
6/30/2017	$10,519	$10,378	$10,567
7/31/2017	$10,552	$10,419	$10,612
8/31/2017	$10,587	$10,441	$10,707
9/30/2017	$10,597	$10,442	$10,656
10/31/2017	$10,605	$10,451	$10,663
11/30/2017	$10,614	$10,428	$10,649
12/31/2017	$10,623	$10,440	$10,698
1/31/2018	$10,607	$10,421	$10,575
2/28/2018	$10,592	$10,398	$10,474
3/31/2018	$10,602	$10,400	$10,542
4/30/2018	$10,614	$10,410	$10,463
5/31/2018	$10,650	$10,449	$10,538
6/30/2018	$10,662	$10,449	$10,525
7/31/2018	$10,672	$10,473	$10,527
8/31/2018	$10,711	$10,516	$10,595
9/30/2018	$10,723	$10,524	$10,527
10/31/2018	$10,734	$10,526	$10,444
11/30/2018	$10,745	$10,535	$10,506
12/31/2018	$10,782	$10,609	$10,699
1/31/2019	$10,871	$10,684	$10,813
2/28/2019	$10,934	$10,721	$10,806
3/31/2019	$11,024	$10,805	$11,014
4/30/2019	$11,062	$10,840	$11,017
5/31/2019	$11,125	$10,900	$11,212
6/30/2019	$11,214	$10,978	$11,353
7/31/2019	$11,224	$10,991	$11,378
8/31/2019	$11,287	$11,074	$11,673
9/30/2019	$11,296	$11,087	$11,611
10/31/2019	$11,330	$11,136	$11,646
11/30/2019	$11,364	$11,146	$11,640
12/31/2019	$11,397	$11,185	$11,632
1/31/2020	$11,484	$11,249	$11,855
2/29/2020	$11,516	$11,314	$12,069
3/31/2020	$10,786	$10,997	$11,998
4/30/2020	$11,065	$11,258	$12,211
5/31/2020	$11,261	$11,388	$12,268
6/30/2020	$11,402	$11,480	$12,345
7/31/2020	$11,486	$11,537	$12,530
8/31/2020	$11,570	$11,566	$12,428
9/30/2020	$11,571	$11,565	$12,422
10/31/2020	$11,598	$11,586	$12,366
11/30/2020	$11,681	$11,625	$12,488
12/31/2020	$11,765	$11,650	$12,505
1/31/2021	$11,792	$11,657	$12,415
2/28/2021	$11,818	$11,662	$12,236
3/31/2021	$11,816	$11,652	$12,083
4/30/2021	$11,872	$11,676	$12,178
5/31/2021	$11,898	$11,701	$12,218
6/30/2021	$11,895	$11,692	$12,304
7/31/2021	$11,921	$11,712	$12,442
8/31/2021	$11,918	$11,717	$12,418
9/30/2021	$11,942	$11,713	$12,310
10/31/2021	$11,909	$11,675	$12,307
11/30/2021	$11,905	$11,657	$12,344
12/31/2021	$11,901	$11,649	$12,312
1/31/2022	$11,840	$11,562	$12,047
2/28/2022	$11,751	$11,473	$11,912
3/31/2022	$11,606	$11,281	$11,581
4/30/2022	$11,519	$11,199	$11,142
5/31/2022	$11,549	$11,264	$11,214
6/30/2022	$11,405	$11,167	$11,038
7/31/2022	$11,524	$11,252	$11,307
8/31/2022	$11,444	$11,189	$10,988
9/30/2022	$11,245	$11,027	$10,513
10/31/2022	$11,224	$11,003	$10,377
11/30/2022	$11,323	$11,149	$10,759
12/31/2022	$11,364	$11,183	$10,710
1/31/2023	$11,524	$11,300	$11,040
2/28/2023	$11,445	$11,230	$10,754
3/31/2023	$11,580	$11,329	$11,027
4/30/2023	$11,625	$11,398	$11,094
5/31/2023	$11,581	$11,379	$10,973
6/30/2023	$11,568	$11,364	$10,934
7/31/2023	$11,645	$11,442	$10,927
8/31/2023	$11,693	$11,477	$10,857
9/30/2023	$11,680	$11,470	$10,581
10/31/2023	$11,668	$11,496	$10,414
11/30/2023	$11,841	$11,664	$10,886
12/31/2023	$12,015	$11,819	$11,302
1/31/2024	$12,068	$11,882	$11,271
2/29/2024	$12,054	$11,858	$11,112
3/31/2024	$12,107	$11,921	$11,215
4/30/2024	$12,097	$11,897	$10,931
5/31/2024	$12,214	$11,995	$11,117
6/30/2024	$12,268	$12,055	$11,222
7/31/2024	$12,418	$12,209	$11,484
8/31/2024	$12,505	$12,324	$11,649
9/30/2024	$12,624	$12,436	$11,805
10/31/2024	$12,582	$12,382	$11,512
11/30/2024	$12,637	$12,436	$11,634

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	6.72%	2.15%	2.52%
ICE BofA 1–3 Year U.S. Corporate Index	6.62%	2.21%	2.34%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$42,211,544,195
# of Portfolio Holdings	1,140
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$107,976,757

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	22.80%
Basic Materials	2.09%
Commercial Paper	0.07%
Communications	2.31%
Consumer Discretionary	5.94%
Consumer Non-cyclical	0.32%
Consumer Staples	5.93%
Energy	9.20%
Financial	24.18%
Government	3.54%
Industrial	2.76%
Mortgage Securities	13.67%
Technology	1.66%
Utilities	4.90%
Repurchase Agreements	0.47%
Money Market FundsFootnote Reference(a)	0.14%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LDLVX

Lord Abbett Short Duration Income Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8771-R6

01/25

Class A

LUBAX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.43%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.32%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s modest cash allocation detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/17/2016	$10,000	$10,000	$10,000
10/31/2016	$10,004	$10,002	$9,975
11/30/2016	$10,015	$10,002	$9,739
12/31/2016	$10,015	$10,006	$9,753
1/31/2017	$10,033	$10,012	$9,772
2/28/2017	$10,042	$10,016	$9,838
3/31/2017	$10,050	$10,017	$9,832
4/30/2017	$10,059	$10,023	$9,908
5/31/2017	$10,079	$10,028	$9,984
6/30/2017	$10,089	$10,036	$9,974
7/31/2017	$10,100	$10,044	$10,017
8/31/2017	$10,111	$10,054	$10,107
9/30/2017	$10,122	$10,063	$10,059
10/31/2017	$10,134	$10,071	$10,065
11/30/2017	$10,145	$10,078	$10,052
12/31/2017	$10,158	$10,088	$10,098
1/31/2018	$10,171	$10,099	$9,982
2/28/2018	$10,174	$10,107	$9,887
3/31/2018	$10,190	$10,121	$9,951
4/30/2018	$10,207	$10,135	$9,877
5/31/2018	$10,226	$10,151	$9,947
6/30/2018	$10,244	$10,167	$9,935
7/31/2018	$10,263	$10,183	$9,937
8/31/2018	$10,293	$10,203	$10,001
9/30/2018	$10,312	$10,218	$9,937
10/31/2018	$10,322	$10,236	$9,858
11/30/2018	$10,332	$10,256	$9,917
12/31/2018	$10,354	$10,277	$10,099
1/31/2019	$10,387	$10,299	$10,207
2/28/2019	$10,419	$10,318	$10,201
3/31/2019	$10,442	$10,341	$10,396
4/30/2019	$10,475	$10,361	$10,399
5/31/2019	$10,498	$10,386	$10,584
6/30/2019	$10,519	$10,410	$10,717
7/31/2019	$10,541	$10,429	$10,740
8/31/2019	$10,572	$10,451	$11,019
9/30/2019	$10,581	$10,468	$10,960
10/31/2019	$10,611	$10,490	$10,993
11/30/2019	$10,629	$10,503	$10,987
12/31/2019	$10,646	$10,518	$10,980
1/31/2020	$10,664	$10,533	$11,191
2/29/2020	$10,679	$10,552	$11,392
3/31/2020	$10,503	$10,587	$11,325
4/30/2020	$10,623	$10,587	$11,527
5/31/2020	$10,677	$10,587	$11,580
6/30/2020	$10,728	$10,589	$11,653
7/31/2020	$10,746	$10,591	$11,827
8/31/2020	$10,751	$10,592	$11,732
9/30/2020	$10,755	$10,593	$11,725
10/31/2020	$10,758	$10,594	$11,673
11/30/2020	$10,762	$10,595	$11,788
12/31/2020	$10,764	$10,596	$11,804
1/31/2021	$10,767	$10,597	$11,719
2/28/2021	$10,770	$10,598	$11,550
3/31/2021	$10,762	$10,599	$11,406
4/30/2021	$10,766	$10,599	$11,496
5/31/2021	$10,769	$10,600	$11,533
6/30/2021	$10,773	$10,599	$11,614
7/31/2021	$10,776	$10,600	$11,744
8/31/2021	$10,779	$10,601	$11,722
9/30/2021	$10,772	$10,601	$11,620
10/31/2021	$10,765	$10,601	$11,617
11/30/2021	$10,758	$10,601	$11,652
12/31/2021	$10,754	$10,602	$11,622
1/31/2022	$10,736	$10,599	$11,371
2/28/2022	$10,719	$10,599	$11,245
3/31/2022	$10,670	$10,599	$10,932
4/30/2022	$10,656	$10,601	$10,517
5/31/2022	$10,643	$10,607	$10,585
6/30/2022	$10,610	$10,607	$10,419
7/31/2022	$10,646	$10,614	$10,674
8/31/2022	$10,664	$10,631	$10,372
9/30/2022	$10,630	$10,651	$9,924
10/31/2022	$10,631	$10,668	$9,795
11/30/2022	$10,691	$10,702	$10,156
12/31/2022	$10,742	$10,743	$10,110
1/31/2023	$10,828	$10,778	$10,421
2/28/2023	$10,860	$10,813	$10,151
3/31/2023	$10,895	$10,864	$10,409
4/30/2023	$10,943	$10,900	$10,472
5/31/2023	$10,971	$10,940	$10,358
6/30/2023	$11,010	$10,989	$10,321
7/31/2023	$11,075	$11,034	$10,314
8/31/2023	$11,130	$11,084	$10,248
9/30/2023	$11,162	$11,134	$9,988
10/31/2023	$11,206	$11,184	$9,830
11/30/2023	$11,284	$11,236	$10,275
12/31/2023	$11,365	$11,290	$10,669
1/31/2024	$11,436	$11,339	$10,639
2/29/2024	$11,482	$11,383	$10,489
3/31/2024	$11,531	$11,435	$10,586
4/30/2024	$11,580	$11,482	$10,319
5/31/2024	$11,642	$11,538	$10,493
6/30/2024	$11,691	$11,586	$10,593
7/31/2024	$11,777	$11,640	$10,840
8/31/2024	$11,840	$11,698	$10,996
9/30/2024	$11,901	$11,751	$11,143
10/31/2024	$11,938	$11,795	$10,867
11/30/2024	$11,998	$11,840	$10,982

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 10/17/16
Class A at NAV	6.32%	2.45%	2.27%
Class A with sales charge	6.32%	2.45%	2.27%
ICE BofA US Treasury Bill Index	5.38%	2.43%	2.10%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.16%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$11,457,768,935
# of Portfolio Holdings	468
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$17,076,257

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.17%
Basic Materials	0.40%
Commercial Paper	8.84%
Communications	0.11%
Consumer Discretionary	7.85%
Consumer Staples	2.00%
Energy	1.55%
Financial	38.98%
Government	3.37%
Industrial	2.70%
Mortgage Securities	3.49%
Technology	1.92%
Utilities	2.18%
Repurchase Agreements	0.27%
Money Market FundsFootnote Reference(a)	0.15%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LUBAX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8805-A

01/25

Class A1

LUSNX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$55	0.53%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.11%, reflecting performance at the net asset value (NAV) of Class A1 shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s modest cash allocation detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A1	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
7/31/2019	$9,853	$10,000	$10,000
8/31/2019	$9,881	$10,021	$10,259
9/30/2019	$9,889	$10,038	$10,205
10/31/2019	$9,915	$10,059	$10,235
11/30/2019	$9,930	$10,071	$10,230
12/31/2019	$9,945	$10,086	$10,223
1/31/2020	$9,960	$10,100	$10,420
2/29/2020	$9,984	$10,118	$10,607
3/31/2020	$9,818	$10,151	$10,545
4/30/2020	$9,920	$10,152	$10,732
5/31/2020	$9,979	$10,152	$10,782
6/30/2020	$10,016	$10,153	$10,850
7/31/2020	$10,032	$10,156	$11,012
8/31/2020	$10,036	$10,156	$10,923
9/30/2020	$10,039	$10,158	$10,917
10/31/2020	$10,042	$10,159	$10,869
11/30/2020	$10,044	$10,160	$10,975
12/31/2020	$10,046	$10,161	$10,990
1/31/2021	$10,048	$10,161	$10,911
2/28/2021	$10,050	$10,162	$10,754
3/31/2021	$10,042	$10,163	$10,620
4/30/2021	$10,045	$10,164	$10,704
5/31/2021	$10,057	$10,164	$10,738
6/30/2021	$10,049	$10,164	$10,814
7/31/2021	$10,052	$10,164	$10,935
8/31/2021	$10,054	$10,165	$10,914
9/30/2021	$10,057	$10,165	$10,820
10/31/2021	$10,039	$10,165	$10,817
11/30/2021	$10,032	$10,165	$10,849
12/31/2021	$10,037	$10,166	$10,821
1/31/2022	$10,020	$10,163	$10,588
2/28/2022	$9,993	$10,163	$10,470
3/31/2022	$9,947	$10,163	$10,179
4/30/2022	$9,932	$10,165	$9,792
5/31/2022	$9,929	$10,171	$9,856
6/30/2022	$9,899	$10,170	$9,701
7/31/2022	$9,921	$10,178	$9,938
8/31/2022	$9,936	$10,194	$9,657
9/30/2022	$9,914	$10,213	$9,240
10/31/2022	$9,905	$10,229	$9,120
11/30/2022	$9,959	$10,262	$9,456
12/31/2022	$10,006	$10,301	$9,413
1/31/2023	$10,086	$10,335	$9,703
2/28/2023	$10,115	$10,369	$9,452
3/31/2023	$10,146	$10,417	$9,692
4/30/2023	$10,190	$10,452	$9,751
5/31/2023	$10,225	$10,490	$9,644
6/30/2023	$10,251	$10,537	$9,610
7/31/2023	$10,310	$10,580	$9,603
8/31/2023	$10,360	$10,628	$9,542
9/30/2023	$10,390	$10,676	$9,299
10/31/2023	$10,430	$10,724	$9,153
11/30/2023	$10,512	$10,774	$9,567
12/31/2023	$10,587	$10,826	$9,933
1/31/2024	$10,652	$10,872	$9,906
2/29/2024	$10,683	$10,915	$9,766
3/31/2024	$10,738	$10,964	$9,856
4/30/2024	$10,772	$11,010	$9,607
5/31/2024	$10,829	$11,063	$9,770
6/30/2024	$10,885	$11,109	$9,863
7/31/2024	$10,953	$11,161	$10,093
8/31/2024	$11,011	$11,217	$10,238
9/30/2024	$11,078	$11,268	$10,375
10/31/2024	$11,100	$11,310	$10,118
11/30/2024	$11,155	$11,353	$10,225

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 7/31/19
Class A1 at NAV	6.11%	2.35%	2.35%
ICE BofA US Treasury Bill Index	5.38%	2.43%	2.41%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	0.42%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$11,457,768,935
# of Portfolio Holdings	468
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$17,076,257

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.17%
Basic Materials	0.40%
Commercial Paper	8.84%
Communications	0.11%
Consumer Discretionary	7.85%
Consumer Staples	2.00%
Energy	1.55%
Financial	38.98%
Government	3.37%
Industrial	2.70%
Mortgage Securities	3.49%
Technology	1.92%
Utilities	2.18%
Repurchase Agreements	0.27%
Money Market FundsFootnote Reference(a)	0.15%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A1

LUSNX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-9120-A1

01/25

Class F

LUBFX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$39	0.38%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.37%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s modest cash allocation detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/17/2016	$10,000	$10,000	$10,000
10/31/2016	$10,005	$10,002	$9,975
11/30/2016	$10,016	$10,002	$9,739
12/31/2016	$10,016	$10,006	$9,753
1/31/2017	$10,035	$10,012	$9,772
2/28/2017	$10,044	$10,016	$9,838
3/31/2017	$10,052	$10,017	$9,832
4/30/2017	$10,062	$10,023	$9,908
5/31/2017	$10,082	$10,028	$9,984
6/30/2017	$10,092	$10,036	$9,974
7/31/2017	$10,103	$10,044	$10,017
8/31/2017	$10,115	$10,054	$10,107
9/30/2017	$10,126	$10,063	$10,059
10/31/2017	$10,138	$10,071	$10,065
11/30/2017	$10,150	$10,078	$10,052
12/31/2017	$10,163	$10,088	$10,098
1/31/2018	$10,177	$10,099	$9,982
2/28/2018	$10,191	$10,107	$9,887
3/31/2018	$10,196	$10,121	$9,951
4/30/2018	$10,214	$10,135	$9,877
5/31/2018	$10,243	$10,151	$9,947
6/30/2018	$10,252	$10,167	$9,935
7/31/2018	$10,282	$10,183	$9,937
8/31/2018	$10,301	$10,203	$10,001
9/30/2018	$10,321	$10,218	$9,937
10/31/2018	$10,331	$10,236	$9,858
11/30/2018	$10,351	$10,256	$9,917
12/31/2018	$10,363	$10,277	$10,099
1/31/2019	$10,397	$10,299	$10,207
2/28/2019	$10,429	$10,318	$10,201
3/31/2019	$10,453	$10,341	$10,396
4/30/2019	$10,486	$10,361	$10,399
5/31/2019	$10,510	$10,386	$10,584
6/30/2019	$10,542	$10,410	$10,717
7/31/2019	$10,564	$10,429	$10,740
8/31/2019	$10,585	$10,451	$11,019
9/30/2019	$10,605	$10,468	$10,960
10/31/2019	$10,625	$10,490	$10,993
11/30/2019	$10,644	$10,503	$10,987
12/31/2019	$10,662	$10,518	$10,980
1/31/2020	$10,679	$10,533	$11,191
2/29/2020	$10,695	$10,552	$11,392
3/31/2020	$10,519	$10,587	$11,325
4/30/2020	$10,640	$10,587	$11,527
5/31/2020	$10,694	$10,587	$11,580
6/30/2020	$10,746	$10,589	$11,653
7/31/2020	$10,764	$10,591	$11,827
8/31/2020	$10,770	$10,592	$11,732
9/30/2020	$10,774	$10,593	$11,725
10/31/2020	$10,778	$10,594	$11,673
11/30/2020	$10,782	$10,595	$11,788
12/31/2020	$10,785	$10,596	$11,804
1/31/2021	$10,788	$10,597	$11,719
2/28/2021	$10,792	$10,598	$11,550
3/31/2021	$10,784	$10,599	$11,406
4/30/2021	$10,788	$10,599	$11,496
5/31/2021	$10,803	$10,600	$11,533
6/30/2021	$10,796	$10,599	$11,614
7/31/2021	$10,800	$10,600	$11,744
8/31/2021	$10,804	$10,601	$11,722
9/30/2021	$10,808	$10,601	$11,620
10/31/2021	$10,790	$10,601	$11,617
11/30/2021	$10,784	$10,601	$11,652
12/31/2021	$10,791	$10,602	$11,622
1/31/2022	$10,774	$10,599	$11,371
2/28/2022	$10,747	$10,599	$11,245
3/31/2022	$10,698	$10,599	$10,932
4/30/2022	$10,684	$10,601	$10,517
5/31/2022	$10,682	$10,607	$10,585
6/30/2022	$10,639	$10,607	$10,419
7/31/2022	$10,675	$10,614	$10,674
8/31/2022	$10,694	$10,631	$10,372
9/30/2022	$10,671	$10,651	$9,924
10/31/2022	$10,662	$10,668	$9,795
11/30/2022	$10,722	$10,702	$10,156
12/31/2022	$10,774	$10,743	$10,110
1/31/2023	$10,861	$10,778	$10,421
2/28/2023	$10,893	$10,813	$10,151
3/31/2023	$10,929	$10,864	$10,409
4/30/2023	$10,977	$10,900	$10,472
5/31/2023	$11,006	$10,940	$10,358
6/30/2023	$11,046	$10,989	$10,321
7/31/2023	$11,111	$11,034	$10,314
8/31/2023	$11,166	$11,084	$10,248
9/30/2023	$11,199	$11,134	$9,988
10/31/2023	$11,244	$11,184	$9,830
11/30/2023	$11,323	$11,236	$10,275
12/31/2023	$11,405	$11,290	$10,669
1/31/2024	$11,476	$11,339	$10,639
2/29/2024	$11,523	$11,383	$10,489
3/31/2024	$11,572	$11,435	$10,586
4/30/2024	$11,622	$11,482	$10,319
5/31/2024	$11,684	$11,538	$10,493
6/30/2024	$11,735	$11,586	$10,593
7/31/2024	$11,821	$11,640	$10,840
8/31/2024	$11,885	$11,698	$10,996
9/30/2024	$11,947	$11,751	$11,143
10/31/2024	$11,985	$11,795	$10,867
11/30/2024	$12,045	$11,840	$10,982

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 10/17/16
Class F at NAV	6.37%	2.50%	2.32%
ICE BofA US Treasury Bill Index	5.38%	2.43%	2.10%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.16%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$11,457,768,935
# of Portfolio Holdings	468
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$17,076,257

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.17%
Basic Materials	0.40%
Commercial Paper	8.84%
Communications	0.11%
Consumer Discretionary	7.85%
Consumer Staples	2.00%
Energy	1.55%
Financial	38.98%
Government	3.37%
Industrial	2.70%
Mortgage Securities	3.49%
Technology	1.92%
Utilities	2.18%
Repurchase Agreements	0.27%
Money Market FundsFootnote Reference(a)	0.15%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LUBFX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8806-F

01/25

Class F3

LUBOX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$24	0.23%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.53%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s modest cash allocation detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,010	$10,006	$10,051
5/31/2017	$10,031	$10,010	$10,128
6/30/2017	$10,033	$10,019	$10,118
7/31/2017	$10,045	$10,026	$10,162
8/31/2017	$10,057	$10,037	$10,253
9/30/2017	$10,070	$10,045	$10,204
10/31/2017	$10,083	$10,053	$10,210
11/30/2017	$10,096	$10,060	$10,197
12/31/2017	$10,110	$10,070	$10,244
1/31/2018	$10,125	$10,081	$10,126
2/28/2018	$10,130	$10,090	$10,030
3/31/2018	$10,147	$10,104	$10,094
4/30/2018	$10,166	$10,118	$10,019
5/31/2018	$10,196	$10,133	$10,091
6/30/2018	$10,216	$10,150	$10,078
7/31/2018	$10,237	$10,166	$10,080
8/31/2018	$10,258	$10,185	$10,145
9/30/2018	$10,278	$10,200	$10,080
10/31/2018	$10,299	$10,218	$10,000
11/30/2018	$10,311	$10,238	$10,060
12/31/2018	$10,324	$10,259	$10,245
1/31/2019	$10,359	$10,281	$10,354
2/28/2019	$10,392	$10,300	$10,348
3/31/2019	$10,427	$10,323	$10,546
4/30/2019	$10,451	$10,343	$10,549
5/31/2019	$10,476	$10,367	$10,736
6/30/2019	$10,510	$10,392	$10,871
7/31/2019	$10,533	$10,411	$10,895
8/31/2019	$10,555	$10,433	$11,177
9/30/2019	$10,577	$10,450	$11,118
10/31/2019	$10,598	$10,472	$11,151
11/30/2019	$10,617	$10,484	$11,146
12/31/2019	$10,637	$10,500	$11,138
1/31/2020	$10,656	$10,514	$11,352
2/29/2020	$10,673	$10,534	$11,557
3/31/2020	$10,499	$10,568	$11,489
4/30/2020	$10,620	$10,569	$11,693
5/31/2020	$10,676	$10,569	$11,747
6/30/2020	$10,728	$10,570	$11,821
7/31/2020	$10,748	$10,573	$11,998
8/31/2020	$10,755	$10,573	$11,901
9/30/2020	$10,760	$10,575	$11,894
10/31/2020	$10,766	$10,576	$11,841
11/30/2020	$10,771	$10,577	$11,958
12/31/2020	$10,775	$10,578	$11,974
1/31/2021	$10,780	$10,578	$11,888
2/28/2021	$10,784	$10,579	$11,716
3/31/2021	$10,778	$10,580	$11,570
4/30/2021	$10,784	$10,581	$11,662
5/31/2021	$10,789	$10,581	$11,700
6/30/2021	$10,794	$10,581	$11,782
7/31/2021	$10,799	$10,581	$11,914
8/31/2021	$10,804	$10,582	$11,891
9/30/2021	$10,799	$10,582	$11,788
10/31/2021	$10,794	$10,582	$11,785
11/30/2021	$10,788	$10,582	$11,820
12/31/2021	$10,786	$10,583	$11,789
1/31/2022	$10,770	$10,580	$11,535
2/28/2022	$10,754	$10,580	$11,407
3/31/2022	$10,707	$10,580	$11,090
4/30/2022	$10,694	$10,582	$10,669
5/31/2022	$10,683	$10,589	$10,738
6/30/2022	$10,653	$10,588	$10,569
7/31/2022	$10,690	$10,596	$10,828
8/31/2022	$10,710	$10,612	$10,522
9/30/2022	$10,677	$10,632	$10,067
10/31/2022	$10,680	$10,649	$9,937
11/30/2022	$10,742	$10,683	$10,302
12/31/2022	$10,795	$10,724	$10,256
1/31/2023	$10,884	$10,759	$10,571
2/28/2023	$10,906	$10,794	$10,298
3/31/2023	$10,955	$10,845	$10,559
4/30/2023	$11,004	$10,881	$10,623
5/31/2023	$11,034	$10,920	$10,508
6/30/2023	$11,075	$10,969	$10,470
7/31/2023	$11,142	$11,014	$10,463
8/31/2023	$11,199	$11,064	$10,396
9/30/2023	$11,233	$11,114	$10,132
10/31/2023	$11,280	$11,164	$9,972
11/30/2023	$11,360	$11,216	$10,424
12/31/2023	$11,444	$11,271	$10,823
1/31/2024	$11,517	$11,319	$10,793
2/29/2024	$11,565	$11,363	$10,640
3/31/2024	$11,616	$11,415	$10,739
4/30/2024	$11,667	$11,462	$10,467
5/31/2024	$11,732	$11,518	$10,645
6/30/2024	$11,784	$11,565	$10,746
7/31/2024	$11,872	$11,619	$10,997
8/31/2024	$11,938	$11,678	$11,155
9/30/2024	$12,001	$11,731	$11,304
10/31/2024	$12,041	$11,774	$11,024
11/30/2024	$12,103	$11,820	$11,140

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	6.53%	2.65%	2.52%
ICE BofA US Treasury Bill Index	5.38%	2.43%	2.21%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.42%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$11,457,768,935
# of Portfolio Holdings	468
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$17,076,257

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.17%
Basic Materials	0.40%
Commercial Paper	8.84%
Communications	0.11%
Consumer Discretionary	7.85%
Consumer Staples	2.00%
Energy	1.55%
Financial	38.98%
Government	3.37%
Industrial	2.70%
Mortgage Securities	3.49%
Technology	1.92%
Utilities	2.18%
Repurchase Agreements	0.27%
Money Market FundsFootnote Reference(a)	0.15%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LUBOX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8993-F3

01/25

Class I

LUBYX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.28%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.37%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s modest cash allocation detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/17/2016	$10,000	$10,000	$10,000
10/31/2016	$10,005	$10,002	$9,975
11/30/2016	$10,017	$10,002	$9,739
12/31/2016	$10,019	$10,006	$9,753
1/31/2017	$10,038	$10,012	$9,772
2/28/2017	$10,048	$10,016	$9,838
3/31/2017	$10,058	$10,017	$9,832
4/30/2017	$10,079	$10,023	$9,908
5/31/2017	$10,090	$10,028	$9,984
6/30/2017	$10,102	$10,036	$9,974
7/31/2017	$10,113	$10,044	$10,017
8/31/2017	$10,126	$10,054	$10,107
9/30/2017	$10,138	$10,063	$10,059
10/31/2017	$10,151	$10,071	$10,065
11/30/2017	$10,164	$10,078	$10,052
12/31/2017	$10,178	$10,088	$10,098
1/31/2018	$10,192	$10,099	$9,982
2/28/2018	$10,197	$10,107	$9,887
3/31/2018	$10,214	$10,121	$9,951
4/30/2018	$10,232	$10,135	$9,877
5/31/2018	$10,252	$10,151	$9,947
6/30/2018	$10,272	$10,167	$9,935
7/31/2018	$10,292	$10,183	$9,937
8/31/2018	$10,323	$10,203	$10,001
9/30/2018	$10,344	$10,218	$9,937
10/31/2018	$10,355	$10,236	$9,858
11/30/2018	$10,366	$10,256	$9,917
12/31/2018	$10,389	$10,277	$10,099
1/31/2019	$10,424	$10,299	$10,207
2/28/2019	$10,457	$10,318	$10,201
3/31/2019	$10,482	$10,341	$10,396
4/30/2019	$10,516	$10,361	$10,399
5/31/2019	$10,540	$10,386	$10,584
6/30/2019	$10,563	$10,410	$10,717
7/31/2019	$10,586	$10,429	$10,740
8/31/2019	$10,608	$10,451	$11,019
9/30/2019	$10,629	$10,468	$10,960
10/31/2019	$10,661	$10,490	$10,993
11/30/2019	$10,680	$10,503	$10,987
12/31/2019	$10,699	$10,518	$10,980
1/31/2020	$10,718	$10,533	$11,191
2/29/2020	$10,735	$10,552	$11,392
3/31/2020	$10,559	$10,587	$11,325
4/30/2020	$10,681	$10,587	$11,527
5/31/2020	$10,736	$10,587	$11,580
6/30/2020	$10,778	$10,589	$11,653
7/31/2020	$10,808	$10,591	$11,827
8/31/2020	$10,815	$10,592	$11,732
9/30/2020	$10,820	$10,593	$11,725
10/31/2020	$10,825	$10,594	$11,673
11/30/2020	$10,830	$10,595	$11,788
12/31/2020	$10,834	$10,596	$11,804
1/31/2021	$10,838	$10,597	$11,719
2/28/2021	$10,842	$10,598	$11,550
3/31/2021	$10,836	$10,599	$11,406
4/30/2021	$10,841	$10,599	$11,496
5/31/2021	$10,845	$10,600	$11,533
6/30/2021	$10,850	$10,599	$11,614
7/31/2021	$10,855	$10,600	$11,744
8/31/2021	$10,860	$10,601	$11,722
9/30/2021	$10,854	$10,601	$11,620
10/31/2021	$10,848	$10,601	$11,617
11/30/2021	$10,843	$10,601	$11,652
12/31/2021	$10,840	$10,602	$11,622
1/31/2022	$10,823	$10,599	$11,371
2/28/2022	$10,807	$10,599	$11,245
3/31/2022	$10,760	$10,599	$10,932
4/30/2022	$10,746	$10,601	$10,517
5/31/2022	$10,734	$10,607	$10,585
6/30/2022	$10,703	$10,607	$10,419
7/31/2022	$10,740	$10,614	$10,674
8/31/2022	$10,760	$10,631	$10,372
9/30/2022	$10,726	$10,651	$9,924
10/31/2022	$10,730	$10,668	$9,795
11/30/2022	$10,791	$10,702	$10,156
12/31/2022	$10,844	$10,743	$10,110
1/31/2023	$10,933	$10,778	$10,421
2/28/2023	$10,966	$10,813	$10,151
3/31/2023	$11,003	$10,864	$10,409
4/30/2023	$11,052	$10,900	$10,472
5/31/2023	$11,082	$10,940	$10,358
6/30/2023	$11,123	$10,989	$10,321
7/31/2023	$11,189	$11,034	$10,314
8/31/2023	$11,247	$11,084	$10,248
9/30/2023	$11,281	$11,134	$9,988
10/31/2023	$11,327	$11,184	$9,830
11/30/2023	$11,407	$11,236	$10,275
12/31/2023	$11,490	$11,290	$10,669
1/31/2024	$11,563	$11,339	$10,639
2/29/2024	$11,611	$11,383	$10,489
3/31/2024	$11,662	$11,435	$10,586
4/30/2024	$11,713	$11,482	$10,319
5/31/2024	$11,777	$11,538	$10,493
6/30/2024	$11,829	$11,586	$10,593
7/31/2024	$11,917	$11,640	$10,840
8/31/2024	$11,982	$11,698	$10,996
9/30/2024	$12,046	$11,751	$11,143
10/31/2024	$12,085	$11,795	$10,867
11/30/2024	$12,134	$11,840	$10,982

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 10/17/16
Class I at NAV	6.37%	2.59%	2.41%
ICE BofA US Treasury Bill Index	5.38%	2.43%	2.10%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.16%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$11,457,768,935
# of Portfolio Holdings	468
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$17,076,257

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.17%
Basic Materials	0.40%
Commercial Paper	8.84%
Communications	0.11%
Consumer Discretionary	7.85%
Consumer Staples	2.00%
Energy	1.55%
Financial	38.98%
Government	3.37%
Industrial	2.70%
Mortgage Securities	3.49%
Technology	1.92%
Utilities	2.18%
Repurchase Agreements	0.27%
Money Market FundsFootnote Reference(a)	0.15%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LUBYX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8807-I

01/25

Class R5

LUBVX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$29	0.28%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.37%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s modest cash allocation detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/17/2016	$10,000	$10,000	$10,000
10/31/2016	$10,005	$10,002	$9,975
11/30/2016	$10,017	$10,002	$9,739
12/31/2016	$10,019	$10,006	$9,753
1/31/2017	$10,038	$10,012	$9,772
2/28/2017	$10,048	$10,016	$9,838
3/31/2017	$10,058	$10,017	$9,832
4/30/2017	$10,079	$10,023	$9,908
5/31/2017	$10,091	$10,028	$9,984
6/30/2017	$10,102	$10,036	$9,974
7/31/2017	$10,114	$10,044	$10,017
8/31/2017	$10,127	$10,054	$10,107
9/30/2017	$10,139	$10,063	$10,059
10/31/2017	$10,152	$10,071	$10,065
11/30/2017	$10,165	$10,078	$10,052
12/31/2017	$10,179	$10,088	$10,098
1/31/2018	$10,194	$10,099	$9,982
2/28/2018	$10,209	$10,107	$9,887
3/31/2018	$10,216	$10,121	$9,951
4/30/2018	$10,245	$10,135	$9,877
5/31/2018	$10,265	$10,151	$9,947
6/30/2018	$10,285	$10,167	$9,935
7/31/2018	$10,306	$10,183	$9,937
8/31/2018	$10,327	$10,203	$10,001
9/30/2018	$10,347	$10,218	$9,937
10/31/2018	$10,369	$10,236	$9,858
11/30/2018	$10,380	$10,256	$9,917
12/31/2018	$10,393	$10,277	$10,099
1/31/2019	$10,428	$10,299	$10,207
2/28/2019	$10,462	$10,318	$10,201
3/31/2019	$10,497	$10,341	$10,396
4/30/2019	$10,521	$10,361	$10,399
5/31/2019	$10,545	$10,386	$10,584
6/30/2019	$10,579	$10,410	$10,717
7/31/2019	$10,602	$10,429	$10,740
8/31/2019	$10,624	$10,451	$11,019
9/30/2019	$10,645	$10,468	$10,960
10/31/2019	$10,666	$10,490	$10,993
11/30/2019	$10,685	$10,503	$10,987
12/31/2019	$10,704	$10,518	$10,980
1/31/2020	$10,723	$10,533	$11,191
2/29/2020	$10,740	$10,552	$11,392
3/31/2020	$10,564	$10,587	$11,325
4/30/2020	$10,687	$10,587	$11,527
5/31/2020	$10,742	$10,587	$11,580
6/30/2020	$10,795	$10,589	$11,653
7/31/2020	$10,814	$10,591	$11,827
8/31/2020	$10,821	$10,592	$11,732
9/30/2020	$10,826	$10,593	$11,725
10/31/2020	$10,831	$10,594	$11,673
11/30/2020	$10,836	$10,595	$11,788
12/31/2020	$10,840	$10,596	$11,804
1/31/2021	$10,844	$10,597	$11,719
2/28/2021	$10,848	$10,598	$11,550
3/31/2021	$10,842	$10,599	$11,406
4/30/2021	$10,846	$10,599	$11,496
5/31/2021	$10,862	$10,600	$11,533
6/30/2021	$10,856	$10,599	$11,614
7/31/2021	$10,861	$10,600	$11,744
8/31/2021	$10,866	$10,601	$11,722
9/30/2021	$10,860	$10,601	$11,620
10/31/2021	$10,854	$10,601	$11,617
11/30/2021	$10,848	$10,601	$11,652
12/31/2021	$10,846	$10,602	$11,622
1/31/2022	$10,840	$10,599	$11,371
2/28/2022	$10,814	$10,599	$11,245
3/31/2022	$10,766	$10,599	$10,932
4/30/2022	$10,752	$10,601	$10,517
5/31/2022	$10,741	$10,607	$10,585
6/30/2022	$10,709	$10,607	$10,419
7/31/2022	$10,747	$10,614	$10,674
8/31/2022	$10,766	$10,631	$10,372
9/30/2022	$10,744	$10,651	$9,924
10/31/2022	$10,736	$10,668	$9,795
11/30/2022	$10,797	$10,702	$10,156
12/31/2022	$10,850	$10,743	$10,110
1/31/2023	$10,939	$10,778	$10,421
2/28/2023	$10,972	$10,813	$10,151
3/31/2023	$11,009	$10,864	$10,409
4/30/2023	$11,059	$10,900	$10,472
5/31/2023	$11,088	$10,940	$10,358
6/30/2023	$11,130	$10,989	$10,321
7/31/2023	$11,196	$11,034	$10,314
8/31/2023	$11,253	$11,084	$10,248
9/30/2023	$11,287	$11,134	$9,988
10/31/2023	$11,334	$11,184	$9,830
11/30/2023	$11,426	$11,236	$10,275
12/31/2023	$11,497	$11,290	$10,669
1/31/2024	$11,570	$11,339	$10,639
2/29/2024	$11,618	$11,383	$10,489
3/31/2024	$11,669	$11,435	$10,586
4/30/2024	$11,720	$11,482	$10,319
5/31/2024	$11,784	$11,538	$10,493
6/30/2024	$11,848	$11,586	$10,593
7/31/2024	$11,924	$11,640	$10,840
8/31/2024	$11,989	$11,698	$10,996
9/30/2024	$12,053	$11,751	$11,143
10/31/2024	$12,092	$11,795	$10,867
11/30/2024	$12,154	$11,840	$10,982

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 10/17/16
Class R5 at NAV	6.37%	2.61%	2.43%
ICE BofA US Treasury Bill Index	5.38%	2.43%	2.10%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.16%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$11,457,768,935
# of Portfolio Holdings	468
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$17,076,257

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.17%
Basic Materials	0.40%
Commercial Paper	8.84%
Communications	0.11%
Consumer Discretionary	7.85%
Consumer Staples	2.00%
Energy	1.55%
Financial	38.98%
Government	3.37%
Industrial	2.70%
Mortgage Securities	3.49%
Technology	1.92%
Utilities	2.18%
Repurchase Agreements	0.27%
Money Market FundsFootnote Reference(a)	0.15%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LUBVX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8808-R5

01/25

Class R6

LUBWX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Ultra Short Bond Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$24	0.23%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 6.43%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 5.38% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA US Treasury Bill Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 6.88% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to investment grade corporate bonds contributed to relative performance. The Fund’s allocation to asset backed securities also contributed to relative performance.

Top detractors from performance: The Fund’s modest cash allocation detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	ICE BofA US Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index
10/17/2016	$10,000	$10,000	$10,000
10/31/2016	$10,005	$10,002	$9,975
11/30/2016	$10,018	$10,002	$9,739
12/31/2016	$10,020	$10,006	$9,753
1/31/2017	$10,040	$10,012	$9,772
2/28/2017	$10,050	$10,016	$9,838
3/31/2017	$10,061	$10,017	$9,832
4/30/2017	$10,082	$10,023	$9,908
5/31/2017	$10,094	$10,028	$9,984
6/30/2017	$10,106	$10,036	$9,974
7/31/2017	$10,118	$10,044	$10,017
8/31/2017	$10,131	$10,054	$10,107
9/30/2017	$10,144	$10,063	$10,059
10/31/2017	$10,158	$10,071	$10,065
11/30/2017	$10,171	$10,078	$10,052
12/31/2017	$10,185	$10,088	$10,098
1/31/2018	$10,201	$10,099	$9,982
2/28/2018	$10,216	$10,107	$9,887
3/31/2018	$10,223	$10,121	$9,951
4/30/2018	$10,252	$10,135	$9,877
5/31/2018	$10,272	$10,151	$9,947
6/30/2018	$10,292	$10,167	$9,935
7/31/2018	$10,313	$10,183	$9,937
8/31/2018	$10,334	$10,203	$10,001
9/30/2018	$10,355	$10,218	$9,937
10/31/2018	$10,376	$10,236	$9,858
11/30/2018	$10,387	$10,256	$9,917
12/31/2018	$10,400	$10,277	$10,099
1/31/2019	$10,446	$10,299	$10,207
2/28/2019	$10,469	$10,318	$10,201
3/31/2019	$10,493	$10,341	$10,396
4/30/2019	$10,528	$10,361	$10,399
5/31/2019	$10,552	$10,386	$10,584
6/30/2019	$10,586	$10,410	$10,717
7/31/2019	$10,610	$10,429	$10,740
8/31/2019	$10,632	$10,451	$11,019
9/30/2019	$10,654	$10,468	$10,960
10/31/2019	$10,675	$10,490	$10,993
11/30/2019	$10,695	$10,503	$10,987
12/31/2019	$10,714	$10,518	$10,980
1/31/2020	$10,744	$10,533	$11,191
2/29/2020	$10,762	$10,552	$11,392
3/31/2020	$10,586	$10,587	$11,325
4/30/2020	$10,709	$10,587	$11,527
5/31/2020	$10,765	$10,587	$11,580
6/30/2020	$10,807	$10,589	$11,653
7/31/2020	$10,827	$10,591	$11,827
8/31/2020	$10,834	$10,592	$11,732
9/30/2020	$10,840	$10,593	$11,725
10/31/2020	$10,845	$10,594	$11,673
11/30/2020	$10,850	$10,595	$11,788
12/31/2020	$10,855	$10,596	$11,804
1/31/2021	$10,859	$10,597	$11,719
2/28/2021	$10,864	$10,598	$11,550
3/31/2021	$10,858	$10,599	$11,406
4/30/2021	$10,863	$10,599	$11,496
5/31/2021	$10,879	$10,600	$11,533
6/30/2021	$10,873	$10,599	$11,614
7/31/2021	$10,879	$10,600	$11,744
8/31/2021	$10,884	$10,601	$11,722
9/30/2021	$10,889	$10,601	$11,620
10/31/2021	$10,873	$10,601	$11,617
11/30/2021	$10,868	$10,601	$11,652
12/31/2021	$10,876	$10,602	$11,622
1/31/2022	$10,860	$10,599	$11,371
2/28/2022	$10,834	$10,599	$11,245
3/31/2022	$10,786	$10,599	$10,932
4/30/2022	$10,773	$10,601	$10,517
5/31/2022	$10,773	$10,607	$10,585
6/30/2022	$10,731	$10,607	$10,419
7/31/2022	$10,769	$10,614	$10,674
8/31/2022	$10,789	$10,631	$10,372
9/30/2022	$10,767	$10,651	$9,924
10/31/2022	$10,759	$10,668	$9,795
11/30/2022	$10,821	$10,702	$10,156
12/31/2022	$10,874	$10,743	$10,110
1/31/2023	$10,964	$10,778	$10,421
2/28/2023	$10,998	$10,813	$10,151
3/31/2023	$11,035	$10,864	$10,409
4/30/2023	$11,086	$10,900	$10,472
5/31/2023	$11,116	$10,940	$10,358
6/30/2023	$11,157	$10,989	$10,321
7/31/2023	$11,224	$11,034	$10,314
8/31/2023	$11,282	$11,084	$10,248
9/30/2023	$11,316	$11,134	$9,988
10/31/2023	$11,363	$11,184	$9,830
11/30/2023	$11,456	$11,236	$10,275
12/31/2023	$11,528	$11,290	$10,669
1/31/2024	$11,602	$11,339	$10,639
2/29/2024	$11,651	$11,383	$10,489
3/31/2024	$11,702	$11,435	$10,586
4/30/2024	$11,754	$11,482	$10,319
5/31/2024	$11,818	$11,538	$10,493
6/30/2024	$11,883	$11,586	$10,593
7/31/2024	$11,960	$11,640	$10,840
8/31/2024	$12,026	$11,698	$10,996
9/30/2024	$12,090	$11,751	$11,143
10/31/2024	$12,130	$11,795	$10,867
11/30/2024	$12,192	$11,840	$10,982

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 10/17/16
Class R6 at NAV	6.43%	2.66%	2.47%
ICE BofA US Treasury Bill Index	5.38%	2.43%	2.10%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.16%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$11,457,768,935
# of Portfolio Holdings	468
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$17,076,257

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	26.17%
Basic Materials	0.40%
Commercial Paper	8.84%
Communications	0.11%
Consumer Discretionary	7.85%
Consumer Staples	2.00%
Energy	1.55%
Financial	38.98%
Government	3.37%
Industrial	2.70%
Mortgage Securities	3.49%
Technology	1.92%
Utilities	2.18%
Repurchase Agreements	0.27%
Money Market FundsFootnote Reference(a)	0.15%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LUBWX

Lord Abbett Ultra Short Bond Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8809-R6

01/25

Class A

LTRAX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.66%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.13%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
11/30/2014	$9,771	$10,000	$10,000
12/31/2014	$9,748	$10,009	$9,982
1/31/2015	$9,902	$10,219	$10,172
2/28/2015	$9,861	$10,123	$10,112
3/31/2015	$9,903	$10,170	$10,154
4/30/2015	$9,888	$10,134	$10,143
5/31/2015	$9,863	$10,109	$10,125
6/30/2015	$9,754	$9,999	$10,012
7/31/2015	$9,795	$10,069	$10,070
8/31/2015	$9,735	$10,054	$10,040
9/30/2015	$9,759	$10,122	$10,080
10/31/2015	$9,792	$10,124	$10,112
11/30/2015	$9,759	$10,097	$10,075
12/31/2015	$9,686	$10,064	$10,025
1/31/2016	$9,739	$10,203	$10,135
2/29/2016	$9,792	$10,275	$10,207
3/31/2016	$9,959	$10,370	$10,332
4/30/2016	$10,051	$10,409	$10,403
5/31/2016	$10,053	$10,412	$10,411
6/30/2016	$10,229	$10,599	$10,594
7/31/2016	$10,329	$10,666	$10,682
8/31/2016	$10,351	$10,654	$10,693
9/30/2016	$10,346	$10,648	$10,696
10/31/2016	$10,293	$10,566	$10,625
11/30/2016	$10,054	$10,316	$10,386
12/31/2016	$10,078	$10,331	$10,417
1/31/2017	$10,119	$10,351	$10,453
2/28/2017	$10,200	$10,421	$10,534
3/31/2017	$10,193	$10,415	$10,531
4/30/2017	$10,274	$10,496	$10,618
5/31/2017	$10,336	$10,576	$10,700
6/30/2017	$10,339	$10,566	$10,691
7/31/2017	$10,392	$10,611	$10,744
8/31/2017	$10,464	$10,706	$10,837
9/30/2017	$10,425	$10,655	$10,799
10/31/2017	$10,428	$10,662	$10,812
11/30/2017	$10,421	$10,648	$10,795
12/31/2017	$10,464	$10,697	$10,843
1/31/2018	$10,366	$10,574	$10,739
2/28/2018	$10,268	$10,473	$10,637
3/31/2018	$10,306	$10,540	$10,690
4/30/2018	$10,243	$10,462	$10,619
5/31/2018	$10,282	$10,537	$10,677
6/30/2018	$10,270	$10,524	$10,661
7/31/2018	$10,288	$10,526	$10,684
8/31/2018	$10,328	$10,594	$10,736
9/30/2018	$10,296	$10,526	$10,690
10/31/2018	$10,212	$10,443	$10,601
11/30/2018	$10,243	$10,505	$10,649
12/31/2018	$10,367	$10,698	$10,815
1/31/2019	$10,519	$10,812	$10,964
2/28/2019	$10,524	$10,805	$10,976
3/31/2019	$10,701	$11,013	$11,174
4/30/2019	$10,719	$11,016	$11,190
5/31/2019	$10,875	$11,211	$11,362
6/30/2019	$11,021	$11,352	$11,522
7/31/2019	$11,058	$11,377	$11,556
8/31/2019	$11,251	$11,672	$11,818
9/30/2019	$11,204	$11,610	$11,767
10/31/2019	$11,227	$11,645	$11,805
11/30/2019	$11,227	$11,639	$11,802
12/31/2019	$11,229	$11,630	$11,820
1/31/2020	$11,455	$11,854	$12,032
2/29/2020	$11,598	$12,068	$12,212
3/31/2020	$11,097	$11,997	$11,974
4/30/2020	$11,320	$12,210	$12,214
5/31/2020	$11,465	$12,267	$12,328
6/30/2020	$11,599	$12,344	$12,431
7/31/2020	$11,874	$12,528	$12,649
8/31/2020	$11,833	$12,427	$12,576
9/30/2020	$11,811	$12,420	$12,553
10/31/2020	$11,776	$12,365	$12,509
11/30/2020	$11,972	$12,486	$12,672
12/31/2020	$12,055	$12,504	$12,716
1/31/2021	$12,005	$12,414	$12,636
2/28/2021	$11,879	$12,235	$12,473
3/31/2021	$11,763	$12,082	$12,327
4/30/2021	$11,873	$12,177	$12,431
5/31/2021	$11,918	$12,217	$12,479
6/30/2021	$12,031	$12,303	$12,569
7/31/2021	$12,142	$12,440	$12,696
8/31/2021	$12,129	$12,417	$12,687
9/30/2021	$12,036	$12,309	$12,579
10/31/2021	$12,033	$12,306	$12,568
11/30/2021	$12,053	$12,342	$12,584
12/31/2021	$12,042	$12,311	$12,575
1/31/2022	$11,810	$12,045	$12,300
2/28/2022	$11,670	$11,911	$12,132
3/31/2022	$11,348	$11,580	$11,806
4/30/2022	$10,956	$11,141	$11,366
5/31/2022	$10,925	$11,213	$11,429
6/30/2022	$10,662	$11,037	$11,200
7/31/2022	$10,939	$11,306	$11,482
8/31/2022	$10,679	$10,987	$11,183
9/30/2022	$10,182	$10,512	$10,701
10/31/2022	$10,051	$10,376	$10,584
11/30/2022	$10,393	$10,758	$10,979
12/31/2022	$10,347	$10,709	$10,941
1/31/2023	$10,705	$11,039	$11,281
2/28/2023	$10,452	$10,753	$11,004
3/31/2023	$10,672	$11,026	$11,262
4/30/2023	$10,734	$11,093	$11,331
5/31/2023	$10,605	$10,972	$11,213
6/30/2023	$10,596	$10,933	$11,196
7/31/2023	$10,624	$10,926	$11,207
8/31/2023	$10,567	$10,856	$11,139
9/30/2023	$10,313	$10,580	$10,874
10/31/2023	$10,158	$10,413	$10,710
11/30/2023	$10,596	$10,884	$11,192
12/31/2023	$10,999	$11,301	$11,617
1/31/2024	$10,991	$11,270	$11,589
2/29/2024	$10,871	$11,111	$11,450
3/31/2024	$10,977	$11,213	$11,563
4/30/2024	$10,731	$10,930	$11,292
5/31/2024	$10,901	$11,116	$11,480
6/30/2024	$11,009	$11,221	$11,585
7/31/2024	$11,257	$11,483	$11,847
8/31/2024	$11,443	$11,648	$12,022
9/30/2024	$11,589	$11,804	$12,187
10/31/2024	$11,323	$11,511	$11,910
11/30/2024	$11,457	$11,633	$12,035

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	8.13%	0.41%	1.61%
Class A with sales charge	5.66%	(0.05%)	1.37%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.87%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LTRAX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-275-A

01/25

Class C

LTRCX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$132	1.27%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.48%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,972	$10,009	$9,982
1/31/2015	$10,124	$10,219	$10,172
2/28/2015	$10,077	$10,123	$10,112
3/31/2015	$10,114	$10,170	$10,154
4/30/2015	$10,094	$10,134	$10,143
5/31/2015	$10,062	$10,109	$10,125
6/30/2015	$9,946	$9,999	$10,012
7/31/2015	$9,982	$10,069	$10,070
8/31/2015	$9,915	$10,054	$10,040
9/30/2015	$9,934	$10,122	$10,080
10/31/2015	$9,962	$10,124	$10,112
11/30/2015	$9,923	$10,097	$10,075
12/31/2015	$9,844	$10,064	$10,025
1/31/2016	$9,892	$10,203	$10,135
2/29/2016	$9,940	$10,275	$10,207
3/31/2016	$10,105	$10,370	$10,332
4/30/2016	$10,193	$10,409	$10,403
5/31/2016	$10,190	$10,412	$10,411
6/30/2016	$10,363	$10,599	$10,594
7/31/2016	$10,458	$10,666	$10,682
8/31/2016	$10,475	$10,654	$10,693
9/30/2016	$10,464	$10,648	$10,696
10/31/2016	$10,405	$10,566	$10,625
11/30/2016	$10,158	$10,316	$10,386
12/31/2016	$10,177	$10,331	$10,417
1/31/2017	$10,213	$10,351	$10,453
2/28/2017	$10,289	$10,421	$10,534
3/31/2017	$10,277	$10,415	$10,531
4/30/2017	$10,353	$10,496	$10,618
5/31/2017	$10,410	$10,576	$10,700
6/30/2017	$10,407	$10,566	$10,691
7/31/2017	$10,455	$10,611	$10,744
8/31/2017	$10,522	$10,706	$10,837
9/30/2017	$10,477	$10,655	$10,799
10/31/2017	$10,475	$10,662	$10,812
11/30/2017	$10,462	$10,648	$10,795
12/31/2017	$10,499	$10,697	$10,843
1/31/2018	$10,395	$10,574	$10,739
2/28/2018	$10,293	$10,473	$10,637
3/31/2018	$10,325	$10,540	$10,690
4/30/2018	$10,256	$10,462	$10,619
5/31/2018	$10,290	$10,537	$10,677
6/30/2018	$10,273	$10,524	$10,661
7/31/2018	$10,286	$10,526	$10,684
8/31/2018	$10,320	$10,594	$10,736
9/30/2018	$10,283	$10,526	$10,690
10/31/2018	$10,194	$10,443	$10,601
11/30/2018	$10,219	$10,505	$10,649
12/31/2018	$10,337	$10,698	$10,815
1/31/2019	$10,484	$10,812	$10,964
2/28/2019	$10,484	$10,805	$10,976
3/31/2019	$10,655	$11,013	$11,174
4/30/2019	$10,667	$11,016	$11,190
5/31/2019	$10,818	$11,211	$11,362
6/30/2019	$10,957	$11,352	$11,522
7/31/2019	$10,988	$11,377	$11,556
8/31/2019	$11,174	$11,672	$11,818
9/30/2019	$11,122	$11,610	$11,767
10/31/2019	$11,139	$11,645	$11,805
11/30/2019	$11,134	$11,639	$11,802
12/31/2019	$11,129	$11,630	$11,820
1/31/2020	$11,348	$11,854	$12,032
2/29/2020	$11,484	$12,068	$12,212
3/31/2020	$10,982	$11,997	$11,974
4/30/2020	$11,197	$12,210	$12,214
5/31/2020	$11,335	$12,267	$12,328
6/30/2020	$11,462	$12,344	$12,431
7/31/2020	$11,727	$12,528	$12,649
8/31/2020	$11,680	$12,427	$12,576
9/30/2020	$11,653	$12,420	$12,553
10/31/2020	$11,612	$12,365	$12,509
11/30/2020	$11,799	$12,486	$12,672
12/31/2020	$11,875	$12,504	$12,716
1/31/2021	$11,830	$12,414	$12,636
2/28/2021	$11,688	$12,235	$12,473
3/31/2021	$11,568	$12,082	$12,327
4/30/2021	$11,671	$12,177	$12,431
5/31/2021	$11,708	$12,217	$12,479
6/30/2021	$11,813	$12,303	$12,569
7/31/2021	$11,917	$12,440	$12,696
8/31/2021	$11,897	$12,417	$12,687
9/30/2021	$11,800	$12,309	$12,579
10/31/2021	$11,791	$12,306	$12,568
11/30/2021	$11,804	$12,342	$12,584
12/31/2021	$11,799	$12,311	$12,575
1/31/2022	$11,554	$12,045	$12,300
2/28/2022	$11,412	$11,911	$12,132
3/31/2022	$11,091	$11,580	$11,806
4/30/2022	$10,713	$11,141	$11,366
5/31/2022	$10,677	$11,213	$11,429
6/30/2022	$10,414	$11,037	$11,200
7/31/2022	$10,668	$11,306	$11,482
8/31/2022	$10,409	$10,987	$11,183
9/30/2022	$9,931	$10,512	$10,701
10/31/2022	$9,786	$10,376	$10,584
11/30/2022	$10,114	$10,758	$10,979
12/31/2022	$10,076	$10,709	$10,941
1/31/2023	$10,407	$11,039	$11,281
2/28/2023	$10,156	$10,753	$11,004
3/31/2023	$10,365	$11,026	$11,262
4/30/2023	$10,420	$11,093	$11,331
5/31/2023	$10,301	$10,972	$11,213
6/30/2023	$10,287	$10,933	$11,196
7/31/2023	$10,309	$10,926	$11,207
8/31/2023	$10,236	$10,856	$11,139
9/30/2023	$9,985	$10,580	$10,874
10/31/2023	$9,830	$10,413	$10,710
11/30/2023	$10,249	$10,884	$11,192
12/31/2023	$10,633	$11,301	$11,617
1/31/2024	$10,621	$11,270	$11,589
2/29/2024	$10,499	$11,111	$11,450
3/31/2024	$10,596	$11,213	$11,563
4/30/2024	$10,353	$10,930	$11,292
5/31/2024	$10,524	$11,116	$11,480
6/30/2024	$10,623	$11,221	$11,585
7/31/2024	$10,845	$11,483	$11,847
8/31/2024	$11,018	$11,648	$12,022
9/30/2024	$11,154	$11,804	$12,187
10/31/2024	$10,892	$11,511	$11,910
11/30/2024	$11,015	$11,633	$12,035

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	7.48%	(0.21%)	0.97%
Class C with sales charge	6.48%	(0.21%)	0.97%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.87%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LTRCX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-585-C

01/25

Class F

LTRFX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$58	0.56%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.24%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,978	$10,009	$9,982
1/31/2015	$10,136	$10,219	$10,172
2/28/2015	$10,094	$10,123	$10,112
3/31/2015	$10,138	$10,170	$10,154
4/30/2015	$10,114	$10,134	$10,143
5/31/2015	$10,099	$10,109	$10,125
6/30/2015	$9,988	$9,999	$10,012
7/31/2015	$10,031	$10,069	$10,070
8/31/2015	$9,970	$10,054	$10,040
9/30/2015	$9,986	$10,122	$10,080
10/31/2015	$10,030	$10,124	$10,112
11/30/2015	$9,998	$10,097	$10,075
12/31/2015	$9,924	$10,064	$10,025
1/31/2016	$9,979	$10,203	$10,135
2/29/2016	$10,033	$10,275	$10,207
3/31/2016	$10,206	$10,370	$10,332
4/30/2016	$10,301	$10,409	$10,403
5/31/2016	$10,304	$10,412	$10,411
6/30/2016	$10,475	$10,599	$10,594
7/31/2016	$10,588	$10,666	$10,682
8/31/2016	$10,601	$10,654	$10,693
9/30/2016	$10,607	$10,648	$10,696
10/31/2016	$10,544	$10,566	$10,625
11/30/2016	$10,309	$10,316	$10,386
12/31/2016	$10,335	$10,331	$10,417
1/31/2017	$10,378	$10,351	$10,453
2/28/2017	$10,451	$10,421	$10,534
3/31/2017	$10,455	$10,415	$10,531
4/30/2017	$10,539	$10,496	$10,618
5/31/2017	$10,603	$10,576	$10,700
6/30/2017	$10,607	$10,566	$10,691
7/31/2017	$10,651	$10,611	$10,744
8/31/2017	$10,736	$10,706	$10,837
9/30/2017	$10,698	$10,655	$10,799
10/31/2017	$10,701	$10,662	$10,812
11/30/2017	$10,695	$10,648	$10,795
12/31/2017	$10,740	$10,697	$10,843
1/31/2018	$10,640	$10,574	$10,739
2/28/2018	$10,541	$10,473	$10,637
3/31/2018	$10,581	$10,540	$10,690
4/30/2018	$10,517	$10,462	$10,619
5/31/2018	$10,558	$10,537	$10,677
6/30/2018	$10,546	$10,524	$10,661
7/31/2018	$10,566	$10,526	$10,684
8/31/2018	$10,608	$10,594	$10,736
9/30/2018	$10,576	$10,526	$10,690
10/31/2018	$10,490	$10,443	$10,601
11/30/2018	$10,523	$10,505	$10,649
12/31/2018	$10,651	$10,698	$10,815
1/31/2019	$10,808	$10,812	$10,964
2/28/2019	$10,814	$10,805	$10,976
3/31/2019	$10,997	$11,013	$11,174
4/30/2019	$11,016	$11,016	$11,190
5/31/2019	$11,178	$11,211	$11,362
6/30/2019	$11,328	$11,352	$11,522
7/31/2019	$11,367	$11,377	$11,556
8/31/2019	$11,566	$11,672	$11,818
9/30/2019	$11,519	$11,610	$11,767
10/31/2019	$11,543	$11,645	$11,805
11/30/2019	$11,534	$11,639	$11,802
12/31/2019	$11,547	$11,630	$11,820
1/31/2020	$11,782	$11,854	$12,032
2/29/2020	$11,929	$12,068	$12,212
3/31/2020	$11,415	$11,997	$11,974
4/30/2020	$11,645	$12,210	$12,214
5/31/2020	$11,795	$12,267	$12,328
6/30/2020	$11,923	$12,344	$12,431
7/31/2020	$12,218	$12,528	$12,649
8/31/2020	$12,176	$12,427	$12,576
9/30/2020	$12,156	$12,420	$12,553
10/31/2020	$12,121	$12,365	$12,509
11/30/2020	$12,323	$12,486	$12,672
12/31/2020	$12,398	$12,504	$12,716
1/31/2021	$12,359	$12,414	$12,636
2/28/2021	$12,230	$12,235	$12,473
3/31/2021	$12,100	$12,082	$12,327
4/30/2021	$12,226	$12,177	$12,431
5/31/2021	$12,273	$12,217	$12,479
6/30/2021	$12,390	$12,303	$12,569
7/31/2021	$12,506	$12,440	$12,696
8/31/2021	$12,494	$12,417	$12,687
9/30/2021	$12,399	$12,309	$12,579
10/31/2021	$12,397	$12,306	$12,568
11/30/2021	$12,419	$12,342	$12,584
12/31/2021	$12,409	$12,311	$12,575
1/31/2022	$12,171	$12,045	$12,300
2/28/2022	$12,028	$11,911	$12,132
3/31/2022	$11,697	$11,580	$11,806
4/30/2022	$11,293	$11,141	$11,366
5/31/2022	$11,262	$11,213	$11,429
6/30/2022	$10,992	$11,037	$11,200
7/31/2022	$11,279	$11,306	$11,482
8/31/2022	$11,012	$10,987	$11,183
9/30/2022	$10,500	$10,512	$10,701
10/31/2022	$10,365	$10,376	$10,584
11/30/2022	$10,719	$10,758	$10,979
12/31/2022	$10,673	$10,709	$10,941
1/31/2023	$11,042	$11,039	$11,281
2/28/2023	$10,770	$10,753	$11,004
3/31/2023	$11,010	$11,026	$11,262
4/30/2023	$11,076	$11,093	$11,331
5/31/2023	$10,943	$10,972	$11,213
6/30/2023	$10,935	$10,933	$11,196
7/31/2023	$10,964	$10,926	$11,207
8/31/2023	$10,906	$10,856	$11,139
9/30/2023	$10,633	$10,580	$10,874
10/31/2023	$10,474	$10,413	$10,710
11/30/2023	$10,939	$10,884	$11,192
12/31/2023	$11,343	$11,301	$11,617
1/31/2024	$11,349	$11,270	$11,589
2/29/2024	$11,226	$11,111	$11,450
3/31/2024	$11,336	$11,213	$11,563
4/30/2024	$11,083	$10,930	$11,292
5/31/2024	$11,260	$11,116	$11,480
6/30/2024	$11,372	$11,221	$11,585
7/31/2024	$11,630	$11,483	$11,847
8/31/2024	$11,809	$11,648	$12,022
9/30/2024	$11,975	$11,804	$12,187
10/31/2024	$11,701	$11,511	$11,910
11/30/2024	$11,840	$11,633	$12,035

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	8.24%	0.53%	1.70%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.87%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LTRFX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1012-F

01/25

Class F3

LTROX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$38	0.36%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.45%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,060	$10,051	$10,059
5/31/2017	$10,132	$10,128	$10,137
6/30/2017	$10,128	$10,118	$10,128
7/31/2017	$10,183	$10,162	$10,178
8/31/2017	$10,266	$10,253	$10,266
9/30/2017	$10,221	$10,204	$10,230
10/31/2017	$10,236	$10,210	$10,242
11/30/2017	$10,222	$10,197	$10,227
12/31/2017	$10,266	$10,244	$10,272
1/31/2018	$10,173	$10,126	$10,173
2/28/2018	$10,090	$10,030	$10,077
3/31/2018	$10,129	$10,094	$10,127
4/30/2018	$10,060	$10,019	$10,060
5/31/2018	$10,101	$10,091	$10,115
6/30/2018	$10,091	$10,078	$10,100
7/31/2018	$10,122	$10,080	$10,121
8/31/2018	$10,154	$10,145	$10,171
9/30/2018	$10,135	$10,080	$10,127
10/31/2018	$10,045	$10,000	$10,043
11/30/2018	$10,087	$10,060	$10,088
12/31/2018	$10,202	$10,245	$10,246
1/31/2019	$10,354	$10,354	$10,387
2/28/2019	$10,362	$10,348	$10,398
3/31/2019	$10,549	$10,546	$10,586
4/30/2019	$10,559	$10,549	$10,601
5/31/2019	$10,716	$10,736	$10,763
6/30/2019	$10,872	$10,871	$10,916
7/31/2019	$10,901	$10,895	$10,948
8/31/2019	$11,104	$11,177	$11,196
9/30/2019	$11,050	$11,118	$11,147
10/31/2019	$11,076	$11,151	$11,183
11/30/2019	$11,079	$11,146	$11,181
12/31/2019	$11,094	$11,138	$11,198
1/31/2020	$11,310	$11,352	$11,399
2/29/2020	$11,453	$11,557	$11,569
3/31/2020	$10,962	$11,489	$11,343
4/30/2020	$11,184	$11,693	$11,571
5/31/2020	$11,331	$11,747	$11,679
6/30/2020	$11,466	$11,821	$11,776
7/31/2020	$11,751	$11,998	$11,983
8/31/2020	$11,713	$11,901	$11,914
9/30/2020	$11,695	$11,894	$11,892
10/31/2020	$11,664	$11,841	$11,850
11/30/2020	$11,849	$11,958	$12,005
12/31/2020	$11,934	$11,974	$12,046
1/31/2021	$11,899	$11,888	$11,970
2/28/2021	$11,765	$11,716	$11,816
3/31/2021	$11,653	$11,570	$11,678
4/30/2021	$11,777	$11,662	$11,777
5/31/2021	$11,824	$11,700	$11,821
6/30/2021	$11,927	$11,782	$11,908
7/31/2021	$12,041	$11,914	$12,027
8/31/2021	$12,042	$11,891	$12,019
9/30/2021	$11,942	$11,788	$11,917
10/31/2021	$11,941	$11,785	$11,907
11/30/2021	$11,964	$11,820	$11,921
12/31/2021	$11,968	$11,789	$11,913
1/31/2022	$11,729	$11,535	$11,652
2/28/2022	$11,604	$11,407	$11,493
3/31/2022	$11,276	$11,090	$11,185
4/30/2022	$10,900	$10,669	$10,768
5/31/2022	$10,872	$10,738	$10,827
6/30/2022	$10,613	$10,569	$10,610
7/31/2022	$10,880	$10,828	$10,877
8/31/2022	$10,624	$10,522	$10,594
9/30/2022	$10,144	$10,067	$10,138
10/31/2022	$10,016	$9,937	$10,027
11/30/2022	$10,358	$10,302	$10,401
12/31/2022	$10,316	$10,256	$10,365
1/31/2023	$10,663	$10,571	$10,687
2/28/2023	$10,413	$10,298	$10,424
3/31/2023	$10,635	$10,559	$10,669
4/30/2023	$10,700	$10,623	$10,734
5/31/2023	$10,585	$10,508	$10,623
6/30/2023	$10,580	$10,470	$10,606
7/31/2023	$10,610	$10,463	$10,617
8/31/2023	$10,543	$10,396	$10,553
9/30/2023	$10,293	$10,132	$10,301
10/31/2023	$10,141	$9,972	$10,146
11/30/2023	$10,580	$10,424	$10,603
12/31/2023	$10,985	$10,823	$11,005
1/31/2024	$10,980	$10,793	$10,979
2/29/2024	$10,862	$10,640	$10,847
3/31/2024	$10,971	$10,739	$10,954
4/30/2024	$10,740	$10,467	$10,698
5/31/2024	$10,913	$10,645	$10,875
6/30/2024	$11,024	$10,746	$10,975
7/31/2024	$11,263	$10,997	$11,224
8/31/2024	$11,451	$11,155	$11,389
9/30/2024	$11,614	$11,304	$11,545
10/31/2024	$11,350	$11,024	$11,283
11/30/2024	$11,474	$11,140	$11,402

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	8.45%	0.70%	1.81%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.42%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.73%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LTROX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8982-F3

01/25

Class I

LTRYX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.42%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.38%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,979	$10,009	$9,982
1/31/2015	$10,137	$10,219	$10,172
2/28/2015	$10,097	$10,123	$10,112
3/31/2015	$10,141	$10,170	$10,154
4/30/2015	$10,128	$10,134	$10,143
5/31/2015	$10,104	$10,109	$10,125
6/30/2015	$9,995	$9,999	$10,012
7/31/2015	$10,038	$10,069	$10,070
8/31/2015	$9,978	$10,054	$10,040
9/30/2015	$9,995	$10,122	$10,080
10/31/2015	$10,040	$10,124	$10,112
11/30/2015	$10,008	$10,097	$10,075
12/31/2015	$9,935	$10,064	$10,025
1/31/2016	$9,991	$10,203	$10,135
2/29/2016	$10,047	$10,275	$10,207
3/31/2016	$10,220	$10,370	$10,332
4/30/2016	$10,316	$10,409	$10,403
5/31/2016	$10,320	$10,412	$10,411
6/30/2016	$10,502	$10,599	$10,594
7/31/2016	$10,606	$10,666	$10,682
8/31/2016	$10,630	$10,654	$10,693
9/30/2016	$10,627	$10,648	$10,696
10/31/2016	$10,575	$10,566	$10,625
11/30/2016	$10,331	$10,316	$10,386
12/31/2016	$10,358	$10,331	$10,417
1/31/2017	$10,402	$10,351	$10,453
2/28/2017	$10,486	$10,421	$10,534
3/31/2017	$10,481	$10,415	$10,531
4/30/2017	$10,566	$10,496	$10,618
5/31/2017	$10,631	$10,576	$10,700
6/30/2017	$10,636	$10,566	$10,691
7/31/2017	$10,692	$10,611	$10,744
8/31/2017	$10,768	$10,706	$10,837
9/30/2017	$10,730	$10,655	$10,799
10/31/2017	$10,735	$10,662	$10,812
11/30/2017	$10,729	$10,648	$10,795
12/31/2017	$10,765	$10,697	$10,843
1/31/2018	$10,677	$10,574	$10,739
2/28/2018	$10,578	$10,473	$10,637
3/31/2018	$10,618	$10,540	$10,690
4/30/2018	$10,556	$10,462	$10,619
5/31/2018	$10,598	$10,537	$10,677
6/30/2018	$10,588	$10,524	$10,661
7/31/2018	$10,609	$10,526	$10,684
8/31/2018	$10,653	$10,594	$10,736
9/30/2018	$10,621	$10,526	$10,690
10/31/2018	$10,527	$10,443	$10,601
11/30/2018	$10,571	$10,505	$10,649
12/31/2018	$10,701	$10,698	$10,815
1/31/2019	$10,860	$10,812	$10,964
2/28/2019	$10,867	$10,805	$10,976
3/31/2019	$11,052	$11,013	$11,174
4/30/2019	$11,072	$11,016	$11,190
5/31/2019	$11,236	$11,211	$11,362
6/30/2019	$11,389	$11,352	$11,522
7/31/2019	$11,429	$11,377	$11,556
8/31/2019	$11,630	$11,672	$11,818
9/30/2019	$11,584	$11,610	$11,767
10/31/2019	$11,610	$11,645	$11,805
11/30/2019	$11,602	$11,639	$11,802
12/31/2019	$11,617	$11,630	$11,820
1/31/2020	$11,854	$11,854	$12,032
2/29/2020	$12,003	$12,068	$12,212
3/31/2020	$11,488	$11,997	$11,974
4/30/2020	$11,720	$12,210	$12,214
5/31/2020	$11,873	$12,267	$12,328
6/30/2020	$12,014	$12,344	$12,431
7/31/2020	$12,301	$12,528	$12,649
8/31/2020	$12,260	$12,427	$12,576
9/30/2020	$12,241	$12,420	$12,553
10/31/2020	$12,207	$12,365	$12,509
11/30/2020	$12,412	$12,486	$12,672
12/31/2020	$12,501	$12,504	$12,716
1/31/2021	$12,463	$12,414	$12,636
2/28/2021	$12,323	$12,235	$12,473
3/31/2021	$12,206	$12,082	$12,327
4/30/2021	$12,323	$12,177	$12,431
5/31/2021	$12,371	$12,217	$12,479
6/30/2021	$12,491	$12,303	$12,569
7/31/2021	$12,609	$12,440	$12,696
8/31/2021	$12,598	$12,417	$12,687
9/30/2021	$12,504	$12,309	$12,579
10/31/2021	$12,503	$12,306	$12,568
11/30/2021	$12,527	$12,342	$12,584
12/31/2021	$12,519	$12,311	$12,575
1/31/2022	$12,280	$12,045	$12,300
2/28/2022	$12,137	$11,911	$12,132
3/31/2022	$11,806	$11,580	$11,806
4/30/2022	$11,400	$11,141	$11,366
5/31/2022	$11,370	$11,213	$11,429
6/30/2022	$11,100	$11,037	$11,200
7/31/2022	$11,390	$11,306	$11,482
8/31/2022	$11,110	$10,987	$11,183
9/30/2022	$10,608	$10,512	$10,701
10/31/2022	$10,474	$10,376	$10,584
11/30/2022	$10,831	$10,758	$10,979
12/31/2022	$10,786	$10,709	$10,941
1/31/2023	$11,160	$11,039	$11,281
2/28/2023	$10,887	$10,753	$11,004
3/31/2023	$11,131	$11,026	$11,262
4/30/2023	$11,198	$11,093	$11,331
5/31/2023	$11,066	$10,972	$11,213
6/30/2023	$11,059	$10,933	$11,196
7/31/2023	$11,090	$10,926	$11,207
8/31/2023	$11,020	$10,856	$11,139
9/30/2023	$10,759	$10,580	$10,874
10/31/2023	$10,599	$10,413	$10,710
11/30/2023	$11,070	$10,884	$11,192
12/31/2023	$11,480	$11,301	$11,617
1/31/2024	$11,487	$11,270	$11,589
2/29/2024	$11,364	$11,111	$11,450
3/31/2024	$11,464	$11,213	$11,563
4/30/2024	$11,222	$10,930	$11,292
5/31/2024	$11,403	$11,116	$11,480
6/30/2024	$11,517	$11,221	$11,585
7/31/2024	$11,779	$11,483	$11,847
8/31/2024	$11,962	$11,648	$12,022
9/30/2024	$12,131	$11,804	$12,187
10/31/2024	$11,856	$11,511	$11,910
11/30/2024	$11,998	$11,633	$12,035

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	8.38%	0.67%	1.84%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.87%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LTRYX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-691-I

01/25

Class P

LTRPX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$94	0.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.85%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,975	$10,009	$9,982
1/31/2015	$10,129	$10,219	$10,172
2/28/2015	$10,086	$10,123	$10,112
3/31/2015	$10,126	$10,170	$10,154
4/30/2015	$10,110	$10,134	$10,143
5/31/2015	$10,082	$10,109	$10,125
6/30/2015	$9,970	$9,999	$10,012
7/31/2015	$10,009	$10,069	$10,070
8/31/2015	$9,946	$10,054	$10,040
9/30/2015	$9,959	$10,122	$10,080
10/31/2015	$10,000	$10,124	$10,112
11/30/2015	$9,965	$10,097	$10,075
12/31/2015	$9,889	$10,064	$10,025
1/31/2016	$9,940	$10,203	$10,135
2/29/2016	$9,992	$10,275	$10,207
3/31/2016	$10,160	$10,370	$10,332
4/30/2016	$10,251	$10,409	$10,403
5/31/2016	$10,252	$10,412	$10,411
6/30/2016	$10,428	$10,599	$10,594
7/31/2016	$10,527	$10,666	$10,682
8/31/2016	$10,548	$10,654	$10,693
9/30/2016	$10,540	$10,648	$10,696
10/31/2016	$10,485	$10,566	$10,625
11/30/2016	$10,240	$10,316	$10,386
12/31/2016	$10,262	$10,331	$10,417
1/31/2017	$10,302	$10,351	$10,453
2/28/2017	$10,372	$10,421	$10,534
3/31/2017	$10,373	$10,415	$10,531
4/30/2017	$10,453	$10,496	$10,618
5/31/2017	$10,513	$10,576	$10,700
6/30/2017	$10,514	$10,566	$10,691
7/31/2017	$10,565	$10,611	$10,744
8/31/2017	$10,636	$10,706	$10,837
9/30/2017	$10,595	$10,655	$10,799
10/31/2017	$10,596	$10,662	$10,812
11/30/2017	$10,586	$10,648	$10,795
12/31/2017	$10,618	$10,697	$10,843
1/31/2018	$10,527	$10,574	$10,739
2/28/2018	$10,426	$10,473	$10,637
3/31/2018	$10,462	$10,540	$10,690
4/30/2018	$10,397	$10,462	$10,619
5/31/2018	$10,434	$10,537	$10,677
6/30/2018	$10,420	$10,524	$10,661
7/31/2018	$10,436	$10,526	$10,684
8/31/2018	$10,475	$10,594	$10,736
9/30/2018	$10,440	$10,526	$10,690
10/31/2018	$10,343	$10,443	$10,601
11/30/2018	$10,382	$10,505	$10,649
12/31/2018	$10,495	$10,698	$10,815
1/31/2019	$10,657	$10,812	$10,964
2/28/2019	$10,660	$10,805	$10,976
3/31/2019	$10,836	$11,013	$11,174
4/30/2019	$10,852	$11,016	$11,190
5/31/2019	$11,008	$11,211	$11,362
6/30/2019	$11,152	$11,352	$11,522
7/31/2019	$11,187	$11,377	$11,556
8/31/2019	$11,379	$11,672	$11,818
9/30/2019	$11,330	$11,610	$11,767
10/31/2019	$11,351	$11,645	$11,805
11/30/2019	$11,339	$11,639	$11,802
12/31/2019	$11,348	$11,630	$11,820
1/31/2020	$11,574	$11,854	$12,032
2/29/2020	$11,715	$12,068	$12,212
3/31/2020	$11,210	$11,997	$11,974
4/30/2020	$11,431	$12,210	$12,214
5/31/2020	$11,575	$12,267	$12,328
6/30/2020	$11,707	$12,344	$12,431
7/31/2020	$11,981	$12,528	$12,649
8/31/2020	$11,937	$12,427	$12,576
9/30/2020	$11,913	$12,420	$12,553
10/31/2020	$11,876	$12,365	$12,509
11/30/2020	$12,070	$12,486	$12,672
12/31/2020	$12,151	$12,504	$12,716
1/31/2021	$12,109	$12,414	$12,636
2/28/2021	$11,969	$12,235	$12,473
3/31/2021	$11,851	$12,082	$12,327
4/30/2021	$11,959	$12,177	$12,431
5/31/2021	$12,001	$12,217	$12,479
6/30/2021	$12,112	$12,303	$12,569
7/31/2021	$12,221	$12,440	$12,696
8/31/2021	$12,206	$12,417	$12,687
9/30/2021	$12,110	$12,309	$12,579
10/31/2021	$12,105	$12,306	$12,568
11/30/2021	$12,122	$12,342	$12,584
12/31/2021	$12,109	$12,311	$12,575
1/31/2022	$11,874	$12,045	$12,300
2/28/2022	$11,732	$11,911	$12,132
3/31/2022	$11,408	$11,580	$11,806
4/30/2022	$11,013	$11,141	$11,366
5/31/2022	$10,979	$11,213	$11,429
6/30/2022	$10,715	$11,037	$11,200
7/31/2022	$10,990	$11,306	$11,482
8/31/2022	$10,716	$10,987	$11,183
9/30/2022	$10,229	$10,512	$10,701
10/31/2022	$10,084	$10,376	$10,584
11/30/2022	$10,424	$10,758	$10,979
12/31/2022	$10,388	$10,709	$10,941
1/31/2023	$10,731	$11,039	$11,281
2/28/2023	$10,477	$10,753	$11,004
3/31/2023	$10,694	$11,026	$11,262
4/30/2023	$10,755	$11,093	$11,331
5/31/2023	$10,635	$10,972	$11,213
6/30/2023	$10,624	$10,933	$11,196
7/31/2023	$10,650	$10,926	$11,207
8/31/2023	$10,579	$10,856	$11,139
9/30/2023	$10,324	$10,580	$10,874
10/31/2023	$10,168	$10,413	$10,710
11/30/2023	$10,601	$10,884	$11,192
12/31/2023	$11,000	$11,301	$11,617
1/31/2024	$10,991	$11,270	$11,589
2/29/2024	$10,869	$11,111	$11,450
3/31/2024	$10,973	$11,213	$11,563
4/30/2024	$10,725	$10,930	$11,292
5/31/2024	$10,893	$11,116	$11,480
6/30/2024	$10,998	$11,221	$11,585
7/31/2024	$11,243	$11,483	$11,847
8/31/2024	$11,413	$11,648	$12,022
9/30/2024	$11,569	$11,804	$12,187
10/31/2024	$11,303	$11,511	$11,910
11/30/2024	$11,434	$11,633	$12,035

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	7.85%	0.17%	1.35%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.87%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LTRPX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-597-P

01/25

Class R2

LTRQX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$110	1.06%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.58%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,974	$10,009	$9,982
1/31/2015	$10,127	$10,219	$10,172
2/28/2015	$10,082	$10,123	$10,112
3/31/2015	$10,122	$10,170	$10,154
4/30/2015	$10,094	$10,134	$10,143
5/31/2015	$10,074	$10,109	$10,125
6/30/2015	$9,960	$9,999	$10,012
7/31/2015	$9,998	$10,069	$10,070
8/31/2015	$9,933	$10,054	$10,040
9/30/2015	$9,945	$10,122	$10,080
10/31/2015	$9,985	$10,124	$10,112
11/30/2015	$9,948	$10,097	$10,075
12/31/2015	$9,871	$10,064	$10,025
1/31/2016	$9,921	$10,203	$10,135
2/29/2016	$9,972	$10,275	$10,207
3/31/2016	$10,139	$10,370	$10,332
4/30/2016	$10,229	$10,409	$10,403
5/31/2016	$10,228	$10,412	$10,411
6/30/2016	$10,394	$10,599	$10,594
7/31/2016	$10,501	$10,666	$10,682
8/31/2016	$10,511	$10,654	$10,693
9/30/2016	$10,512	$10,648	$10,696
10/31/2016	$10,445	$10,566	$10,625
11/30/2016	$10,209	$10,316	$10,386
12/31/2016	$10,230	$10,331	$10,417
1/31/2017	$10,268	$10,351	$10,453
2/28/2017	$10,337	$10,421	$10,534
3/31/2017	$10,336	$10,415	$10,531
4/30/2017	$10,415	$10,496	$10,618
5/31/2017	$10,474	$10,576	$10,700
6/30/2017	$10,474	$10,566	$10,691
7/31/2017	$10,514	$10,611	$10,744
8/31/2017	$10,593	$10,706	$10,837
9/30/2017	$10,551	$10,655	$10,799
10/31/2017	$10,550	$10,662	$10,812
11/30/2017	$10,539	$10,648	$10,795
12/31/2017	$10,569	$10,697	$10,843
1/31/2018	$10,476	$10,574	$10,739
2/28/2018	$10,375	$10,473	$10,637
3/31/2018	$10,409	$10,540	$10,690
4/30/2018	$10,342	$10,462	$10,619
5/31/2018	$10,378	$10,537	$10,677
6/30/2018	$10,362	$10,524	$10,661
7/31/2018	$10,377	$10,526	$10,684
8/31/2018	$10,414	$10,594	$10,736
9/30/2018	$10,378	$10,526	$10,690
10/31/2018	$10,280	$10,443	$10,601
11/30/2018	$10,318	$10,505	$10,649
12/31/2018	$10,428	$10,698	$10,815
1/31/2019	$10,589	$10,812	$10,964
2/28/2019	$10,580	$10,805	$10,976
3/31/2019	$10,765	$11,013	$11,174
4/30/2019	$10,780	$11,016	$11,190
5/31/2019	$10,923	$11,211	$11,362
6/30/2019	$11,076	$11,352	$11,522
7/31/2019	$11,109	$11,377	$11,556
8/31/2019	$11,299	$11,672	$11,818
9/30/2019	$11,238	$11,610	$11,767
10/31/2019	$11,257	$11,645	$11,805
11/30/2019	$11,254	$11,639	$11,802
12/31/2019	$11,262	$11,630	$11,820
1/31/2020	$11,486	$11,854	$12,032
2/29/2020	$11,625	$12,068	$12,212
3/31/2020	$11,120	$11,997	$11,974
4/30/2020	$11,328	$12,210	$12,214
5/31/2020	$11,480	$12,267	$12,328
6/30/2020	$11,600	$12,344	$12,431
7/31/2020	$11,882	$12,528	$12,649
8/31/2020	$11,837	$12,427	$12,576
9/30/2020	$11,811	$12,420	$12,553
10/31/2020	$11,773	$12,365	$12,509
11/30/2020	$11,953	$12,486	$12,672
12/31/2020	$12,032	$12,504	$12,716
1/31/2021	$11,989	$12,414	$12,636
2/28/2021	$11,859	$12,235	$12,473
3/31/2021	$11,729	$12,082	$12,327
4/30/2021	$11,846	$12,177	$12,431
5/31/2021	$11,886	$12,217	$12,479
6/30/2021	$11,995	$12,303	$12,569
7/31/2021	$12,102	$12,440	$12,696
8/31/2021	$12,085	$12,417	$12,687
9/30/2021	$11,977	$12,309	$12,579
10/31/2021	$11,981	$12,306	$12,568
11/30/2021	$11,997	$12,342	$12,584
12/31/2021	$11,982	$12,311	$12,575
1/31/2022	$11,747	$12,045	$12,300
2/28/2022	$11,605	$11,911	$12,132
3/31/2022	$11,281	$11,580	$11,806
4/30/2022	$10,887	$11,141	$11,366
5/31/2022	$10,852	$11,213	$11,429
6/30/2022	$10,587	$11,037	$11,200
7/31/2022	$10,859	$11,306	$11,482
8/31/2022	$10,586	$10,987	$11,183
9/30/2022	$10,101	$10,512	$10,701
10/31/2022	$9,967	$10,376	$10,584
11/30/2022	$10,303	$10,758	$10,979
12/31/2022	$10,254	$10,709	$10,941
1/31/2023	$10,605	$11,039	$11,281
2/28/2023	$10,340	$10,753	$11,004
3/31/2023	$10,565	$11,026	$11,262
4/30/2023	$10,612	$11,093	$11,331
5/31/2023	$10,492	$10,972	$11,213
6/30/2023	$10,480	$10,933	$11,196
7/31/2023	$10,504	$10,926	$11,207
8/31/2023	$10,432	$10,856	$11,139
9/30/2023	$10,178	$10,580	$10,874
10/31/2023	$10,022	$10,413	$10,710
11/30/2023	$10,462	$10,884	$11,192
12/31/2023	$10,844	$11,301	$11,617
1/31/2024	$10,846	$11,270	$11,589
2/29/2024	$10,724	$11,111	$11,450
3/31/2024	$10,812	$11,213	$11,563
4/30/2024	$10,578	$10,930	$11,292
5/31/2024	$10,743	$11,116	$11,480
6/30/2024	$10,845	$11,221	$11,585
7/31/2024	$11,086	$11,483	$11,847
8/31/2024	$11,253	$11,648	$12,022
9/30/2024	$11,406	$11,804	$12,187
10/31/2024	$11,140	$11,511	$11,910
11/30/2024	$11,255	$11,633	$12,035

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	7.58%	0.00%	1.19%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.87%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LTRQX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-1082-R2

01/25

Class R3

LTRRX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$100	0.96%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 7.81%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
11/30/2014	$10,000	$10,000	$10,000
12/31/2014	$9,975	$10,009	$9,982
1/31/2015	$10,129	$10,219	$10,172
2/28/2015	$10,085	$10,123	$10,112
3/31/2015	$10,125	$10,170	$10,154
4/30/2015	$10,098	$10,134	$10,143
5/31/2015	$10,079	$10,109	$10,125
6/30/2015	$9,966	$9,999	$10,012
7/31/2015	$10,005	$10,069	$10,070
8/31/2015	$9,941	$10,054	$10,040
9/30/2015	$9,954	$10,122	$10,080
10/31/2015	$9,995	$10,124	$10,112
11/30/2015	$9,959	$10,097	$10,075
12/31/2015	$9,882	$10,064	$10,025
1/31/2016	$9,933	$10,203	$10,135
2/29/2016	$9,985	$10,275	$10,207
3/31/2016	$10,153	$10,370	$10,332
4/30/2016	$10,234	$10,409	$10,403
5/31/2016	$10,244	$10,412	$10,411
6/30/2016	$10,411	$10,599	$10,594
7/31/2016	$10,519	$10,666	$10,682
8/31/2016	$10,529	$10,654	$10,693
9/30/2016	$10,531	$10,648	$10,696
10/31/2016	$10,465	$10,566	$10,625
11/30/2016	$10,229	$10,316	$10,386
12/31/2016	$10,251	$10,331	$10,417
1/31/2017	$10,291	$10,351	$10,453
2/28/2017	$10,360	$10,421	$10,534
3/31/2017	$10,360	$10,415	$10,531
4/30/2017	$10,431	$10,496	$10,618
5/31/2017	$10,501	$10,576	$10,700
6/30/2017	$10,501	$10,566	$10,691
7/31/2017	$10,542	$10,611	$10,744
8/31/2017	$10,623	$10,706	$10,837
9/30/2017	$10,581	$10,655	$10,799
10/31/2017	$10,581	$10,662	$10,812
11/30/2017	$10,571	$10,648	$10,795
12/31/2017	$10,602	$10,697	$10,843
1/31/2018	$10,510	$10,574	$10,739
2/28/2018	$10,409	$10,473	$10,637
3/31/2018	$10,444	$10,540	$10,690
4/30/2018	$10,378	$10,462	$10,619
5/31/2018	$10,404	$10,537	$10,677
6/30/2018	$10,400	$10,524	$10,661
7/31/2018	$10,416	$10,526	$10,684
8/31/2018	$10,454	$10,594	$10,736
9/30/2018	$10,418	$10,526	$10,690
10/31/2018	$10,320	$10,443	$10,601
11/30/2018	$10,359	$10,505	$10,649
12/31/2018	$10,471	$10,698	$10,815
1/31/2019	$10,633	$10,812	$10,964
2/28/2019	$10,625	$10,805	$10,976
3/31/2019	$10,812	$11,013	$11,174
4/30/2019	$10,828	$11,016	$11,190
5/31/2019	$10,972	$11,211	$11,362
6/30/2019	$11,127	$11,352	$11,522
7/31/2019	$11,161	$11,377	$11,556
8/31/2019	$11,354	$11,672	$11,818
9/30/2019	$11,293	$11,610	$11,767
10/31/2019	$11,313	$11,645	$11,805
11/30/2019	$11,311	$11,639	$11,802
12/31/2019	$11,320	$11,630	$11,820
1/31/2020	$11,546	$11,854	$12,032
2/29/2020	$11,686	$12,068	$12,212
3/31/2020	$11,179	$11,997	$11,974
4/30/2020	$11,390	$12,210	$12,214
5/31/2020	$11,544	$12,267	$12,328
6/30/2020	$11,666	$12,344	$12,431
7/31/2020	$11,950	$12,528	$12,649
8/31/2020	$11,905	$12,427	$12,576
9/30/2020	$11,881	$12,420	$12,553
10/31/2020	$11,843	$12,365	$12,509
11/30/2020	$12,026	$12,486	$12,672
12/31/2020	$12,106	$12,504	$12,716
1/31/2021	$12,064	$12,414	$12,636
2/28/2021	$11,934	$12,235	$12,473
3/31/2021	$11,803	$12,082	$12,327
4/30/2021	$11,923	$12,177	$12,431
5/31/2021	$11,964	$12,217	$12,479
6/30/2021	$12,075	$12,303	$12,569
7/31/2021	$12,183	$12,440	$12,696
8/31/2021	$12,167	$12,417	$12,687
9/30/2021	$12,071	$12,309	$12,579
10/31/2021	$12,065	$12,306	$12,568
11/30/2021	$12,082	$12,342	$12,584
12/31/2021	$12,068	$12,311	$12,575
1/31/2022	$11,833	$12,045	$12,300
2/28/2022	$11,690	$11,911	$12,132
3/31/2022	$11,364	$11,580	$11,806
4/30/2022	$10,969	$11,141	$11,366
5/31/2022	$10,935	$11,213	$11,429
6/30/2022	$10,669	$11,037	$11,200
7/31/2022	$10,943	$11,306	$11,482
8/31/2022	$10,669	$10,987	$11,183
9/30/2022	$10,181	$10,512	$10,701
10/31/2022	$10,047	$10,376	$10,584
11/30/2022	$10,386	$10,758	$10,979
12/31/2022	$10,338	$10,709	$10,941
1/31/2023	$10,693	$11,039	$11,281
2/28/2023	$10,426	$10,753	$11,004
3/31/2023	$10,655	$11,026	$11,262
4/30/2023	$10,715	$11,093	$11,331
5/31/2023	$10,582	$10,972	$11,213
6/30/2023	$10,571	$10,933	$11,196
7/31/2023	$10,596	$10,926	$11,207
8/31/2023	$10,537	$10,856	$11,139
9/30/2023	$10,269	$10,580	$10,874
10/31/2023	$10,112	$10,413	$10,710
11/30/2023	$10,558	$10,884	$11,192
12/31/2023	$10,944	$11,301	$11,617
1/31/2024	$10,947	$11,270	$11,589
2/29/2024	$10,824	$11,111	$11,450
3/31/2024	$10,927	$11,213	$11,563
4/30/2024	$10,679	$10,930	$11,292
5/31/2024	$10,846	$11,116	$11,480
6/30/2024	$10,950	$11,221	$11,585
7/31/2024	$11,195	$11,483	$11,847
8/31/2024	$11,364	$11,648	$12,022
9/30/2024	$11,519	$11,804	$12,187
10/31/2024	$11,252	$11,511	$11,910
11/30/2024	$11,382	$11,633	$12,035

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	7.81%	0.13%	1.30%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.52%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.87%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LTRRX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-2056-R3

01/25

Class R4

LTRKX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$74	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.08%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,041	$10,070	$10,058
8/31/2015	$9,979	$10,055	$10,029
9/30/2015	$9,993	$10,123	$10,068
10/31/2015	$10,037	$10,125	$10,100
11/30/2015	$10,003	$10,098	$10,063
12/31/2015	$9,928	$10,065	$10,013
1/31/2016	$9,992	$10,204	$10,123
2/29/2016	$10,035	$10,276	$10,195
3/31/2016	$10,207	$10,371	$10,320
4/30/2016	$10,300	$10,410	$10,391
5/31/2016	$10,303	$10,413	$10,399
6/30/2016	$10,483	$10,600	$10,582
7/31/2016	$10,584	$10,667	$10,669
8/31/2016	$10,606	$10,655	$10,681
9/30/2016	$10,601	$10,649	$10,683
10/31/2016	$10,546	$10,567	$10,612
11/30/2016	$10,301	$10,317	$10,374
12/31/2016	$10,325	$10,332	$10,404
1/31/2017	$10,367	$10,352	$10,441
2/28/2017	$10,449	$10,422	$10,522
3/31/2017	$10,442	$10,416	$10,518
4/30/2017	$10,525	$10,497	$10,606
5/31/2017	$10,588	$10,577	$10,687
6/30/2017	$10,590	$10,567	$10,678
7/31/2017	$10,644	$10,612	$10,731
8/31/2017	$10,717	$10,707	$10,824
9/30/2017	$10,677	$10,656	$10,786
10/31/2017	$10,690	$10,663	$10,799
11/30/2017	$10,672	$10,649	$10,783
12/31/2017	$10,715	$10,698	$10,830
1/31/2018	$10,615	$10,575	$10,726
2/28/2018	$10,515	$10,474	$10,624
3/31/2018	$10,553	$10,542	$10,678
4/30/2018	$10,488	$10,463	$10,607
5/31/2018	$10,527	$10,538	$10,664
6/30/2018	$10,514	$10,525	$10,649
7/31/2018	$10,533	$10,527	$10,671
8/31/2018	$10,573	$10,595	$10,724
9/30/2018	$10,540	$10,527	$10,678
10/31/2018	$10,453	$10,444	$10,589
11/30/2018	$10,484	$10,506	$10,636
12/31/2018	$10,611	$10,699	$10,802
1/31/2019	$10,766	$10,813	$10,951
2/28/2019	$10,771	$10,806	$10,963
3/31/2019	$10,952	$11,014	$11,161
4/30/2019	$10,970	$11,017	$11,177
5/31/2019	$11,129	$11,212	$11,348
6/30/2019	$11,278	$11,353	$11,509
7/31/2019	$11,315	$11,378	$11,543
8/31/2019	$11,512	$11,673	$11,804
9/30/2019	$11,463	$11,611	$11,753
10/31/2019	$11,487	$11,646	$11,791
11/30/2019	$11,487	$11,640	$11,789
12/31/2019	$11,488	$11,632	$11,806
1/31/2020	$11,719	$11,855	$12,018
2/29/2020	$11,864	$12,069	$12,198
3/31/2020	$11,352	$11,998	$11,960
4/30/2020	$11,579	$12,211	$12,199
5/31/2020	$11,727	$12,268	$12,313
6/30/2020	$11,864	$12,345	$12,416
7/31/2020	$12,144	$12,530	$12,634
8/31/2020	$12,102	$12,428	$12,561
9/30/2020	$12,079	$12,422	$12,539
10/31/2020	$12,043	$12,366	$12,494
11/30/2020	$12,243	$12,488	$12,657
12/31/2020	$12,316	$12,505	$12,701
1/31/2021	$12,276	$12,415	$12,621
2/28/2021	$12,146	$12,236	$12,458
3/31/2021	$12,027	$12,083	$12,313
4/30/2021	$12,139	$12,178	$12,417
5/31/2021	$12,184	$12,218	$12,464
6/30/2021	$12,299	$12,304	$12,555
7/31/2021	$12,413	$12,442	$12,681
8/31/2021	$12,399	$12,418	$12,672
9/30/2021	$12,303	$12,310	$12,564
10/31/2021	$12,300	$12,307	$12,554
11/30/2021	$12,320	$12,344	$12,569
12/31/2021	$12,308	$12,312	$12,560
1/31/2022	$12,071	$12,047	$12,285
2/28/2022	$11,927	$11,912	$12,118
3/31/2022	$11,598	$11,581	$11,792
4/30/2022	$11,196	$11,142	$11,353
5/31/2022	$11,164	$11,214	$11,415
6/30/2022	$10,895	$11,038	$11,187
7/31/2022	$11,177	$11,307	$11,468
8/31/2022	$10,911	$10,988	$11,170
9/30/2022	$10,403	$10,513	$10,689
10/31/2022	$10,268	$10,377	$10,572
11/30/2022	$10,617	$10,759	$10,966
12/31/2022	$10,570	$10,710	$10,929
1/31/2023	$10,935	$11,040	$11,268
2/28/2023	$10,664	$10,754	$10,991
3/31/2023	$10,901	$11,027	$11,249
4/30/2023	$10,964	$11,094	$11,317
5/31/2023	$10,831	$10,973	$11,200
6/30/2023	$10,822	$10,934	$11,183
7/31/2023	$10,850	$10,927	$11,194
8/31/2023	$10,791	$10,857	$11,126
9/30/2023	$10,532	$10,581	$10,861
10/31/2023	$10,373	$10,414	$10,698
11/30/2023	$10,819	$10,886	$11,179
12/31/2023	$11,230	$11,302	$11,603
1/31/2024	$11,223	$11,271	$11,576
2/29/2024	$11,099	$11,112	$11,437
3/31/2024	$11,207	$11,215	$11,549
4/30/2024	$10,955	$10,931	$11,279
5/31/2024	$11,129	$11,117	$11,466
6/30/2024	$11,238	$11,222	$11,571
7/31/2024	$11,491	$11,484	$11,834
8/31/2024	$11,680	$11,649	$12,008
9/30/2024	$11,829	$11,805	$12,172
10/31/2024	$11,557	$11,512	$11,896
11/30/2024	$11,693	$11,634	$12,021

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	8.08%	0.36%	1.67%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.97%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LTRKX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8708-R4

01/25

Class R5

LTRTX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$48	0.46%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.35%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,044	$10,070	$10,058
8/31/2015	$9,983	$10,055	$10,029
9/30/2015	$10,000	$10,123	$10,068
10/31/2015	$10,045	$10,125	$10,100
11/30/2015	$10,013	$10,098	$10,063
12/31/2015	$9,929	$10,065	$10,013
1/31/2016	$9,984	$10,204	$10,123
2/29/2016	$10,029	$10,276	$10,195
3/31/2016	$10,210	$10,371	$10,320
4/30/2016	$10,297	$10,410	$10,391
5/31/2016	$10,301	$10,413	$10,399
6/30/2016	$10,484	$10,600	$10,582
7/31/2016	$10,588	$10,667	$10,669
8/31/2016	$10,613	$10,655	$10,681
9/30/2016	$10,620	$10,649	$10,683
10/31/2016	$10,558	$10,567	$10,612
11/30/2016	$10,315	$10,317	$10,374
12/31/2016	$10,342	$10,332	$10,404
1/31/2017	$10,397	$10,352	$10,441
2/28/2017	$10,471	$10,422	$10,522
3/31/2017	$10,465	$10,416	$10,518
4/30/2017	$10,551	$10,497	$10,606
5/31/2017	$10,626	$10,577	$10,687
6/30/2017	$10,621	$10,567	$10,678
7/31/2017	$10,677	$10,612	$10,731
8/31/2017	$10,763	$10,707	$10,824
9/30/2017	$10,715	$10,656	$10,786
10/31/2017	$10,730	$10,663	$10,799
11/30/2017	$10,714	$10,649	$10,783
12/31/2017	$10,760	$10,698	$10,830
1/31/2018	$10,661	$10,575	$10,726
2/28/2018	$10,573	$10,474	$10,624
3/31/2018	$10,613	$10,542	$10,678
4/30/2018	$10,540	$10,463	$10,607
5/31/2018	$10,582	$10,538	$10,664
6/30/2018	$10,571	$10,525	$10,649
7/31/2018	$10,592	$10,527	$10,671
8/31/2018	$10,635	$10,595	$10,724
9/30/2018	$10,603	$10,527	$10,678
10/31/2018	$10,519	$10,444	$10,589
11/30/2018	$10,552	$10,506	$10,636
12/31/2018	$10,681	$10,699	$10,802
1/31/2019	$10,840	$10,813	$10,951
2/28/2019	$10,847	$10,806	$10,963
3/31/2019	$11,031	$11,014	$11,161
4/30/2019	$11,052	$11,017	$11,177
5/31/2019	$11,215	$11,212	$11,348
6/30/2019	$11,367	$11,353	$11,509
7/31/2019	$11,407	$11,378	$11,543
8/31/2019	$11,608	$11,673	$11,804
9/30/2019	$11,561	$11,611	$11,753
10/31/2019	$11,587	$11,646	$11,791
11/30/2019	$11,590	$11,640	$11,789
12/31/2019	$11,593	$11,632	$11,806
1/31/2020	$11,829	$11,855	$12,018
2/29/2020	$11,978	$12,069	$12,198
3/31/2020	$11,463	$11,998	$11,960
4/30/2020	$11,695	$12,211	$12,199
5/31/2020	$11,847	$12,268	$12,313
6/30/2020	$11,988	$12,345	$12,416
7/31/2020	$12,285	$12,530	$12,634
8/31/2020	$12,244	$12,428	$12,561
9/30/2020	$12,213	$12,422	$12,539
10/31/2020	$12,179	$12,366	$12,494
11/30/2020	$12,383	$12,488	$12,657
12/31/2020	$12,471	$12,505	$12,701
1/31/2021	$12,433	$12,415	$12,621
2/28/2021	$12,293	$12,236	$12,458
3/31/2021	$12,175	$12,083	$12,313
4/30/2021	$12,291	$12,178	$12,417
5/31/2021	$12,351	$12,218	$12,464
6/30/2021	$12,458	$12,304	$12,555
7/31/2021	$12,576	$12,442	$12,681
8/31/2021	$12,576	$12,418	$12,672
9/30/2021	$12,470	$12,310	$12,564
10/31/2021	$12,469	$12,307	$12,554
11/30/2021	$12,492	$12,344	$12,569
12/31/2021	$12,495	$12,312	$12,560
1/31/2022	$12,244	$12,047	$12,285
2/28/2022	$12,113	$11,912	$12,118
3/31/2022	$11,769	$11,581	$11,792
4/30/2022	$11,376	$11,142	$11,353
5/31/2022	$11,346	$11,214	$11,415
6/30/2022	$11,075	$11,038	$11,187
7/31/2022	$11,352	$11,307	$11,468
8/31/2022	$11,085	$10,988	$11,170
9/30/2022	$10,583	$10,513	$10,689
10/31/2022	$10,436	$10,377	$10,572
11/30/2022	$10,792	$10,759	$10,966
12/31/2022	$10,760	$10,710	$10,929
1/31/2023	$11,120	$11,040	$11,268
2/28/2023	$10,860	$10,754	$10,991
3/31/2023	$11,090	$11,027	$11,249
4/30/2023	$11,157	$11,094	$11,317
5/31/2023	$11,036	$10,973	$11,200
6/30/2023	$11,029	$10,934	$11,183
7/31/2023	$11,060	$10,927	$11,194
8/31/2023	$10,990	$10,857	$11,126
9/30/2023	$10,728	$10,581	$10,861
10/31/2023	$10,568	$10,414	$10,698
11/30/2023	$11,025	$10,886	$11,179
12/31/2023	$11,446	$11,302	$11,603
1/31/2024	$11,441	$11,271	$11,576
2/29/2024	$11,317	$11,112	$11,437
3/31/2024	$11,430	$11,215	$11,549
4/30/2024	$11,175	$10,931	$11,279
5/31/2024	$11,368	$11,117	$11,466
6/30/2024	$11,468	$11,222	$11,571
7/31/2024	$11,729	$11,484	$11,834
8/31/2024	$11,925	$11,649	$12,008
9/30/2024	$12,079	$11,805	$12,172
10/31/2024	$11,804	$11,512	$11,896
11/30/2024	$11,946	$11,634	$12,021

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	8.35%	0.61%	1.91%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.97%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LTRTX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8740-R5

01/25

Class R6

LTRHX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Total Return Fund for the period of December 1, 2023 to November 30, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.36%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended November 30, 2024, the Fund returned 8.45%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 6.88% return of the benchmark and broad-based securities market index, Bloomberg U.S. Aggregate Bond Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September and an additional 25 basis points in November. There were also increased expectations in the market for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations, and sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within investment grade corporate bonds contributed to relative performance. The Fund’s allocation to collateralized loan obligations also contributed to relative performance.

Top detractors from performance: The Fund’s shorter duration positioning relative to the benchmark detracted from relative performance with the fall in interest rates over the period. Security selection within agency mortgage-backed securities also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,044	$10,070	$10,058
8/31/2015	$9,985	$10,055	$10,029
9/30/2015	$10,003	$10,123	$10,068
10/31/2015	$10,040	$10,125	$10,100
11/30/2015	$10,009	$10,098	$10,063
12/31/2015	$9,937	$10,065	$10,013
1/31/2016	$9,994	$10,204	$10,123
2/29/2016	$10,050	$10,276	$10,195
3/31/2016	$10,225	$10,371	$10,320
4/30/2016	$10,321	$10,410	$10,391
5/31/2016	$10,327	$10,413	$10,399
6/30/2016	$10,500	$10,600	$10,582
7/31/2016	$10,615	$10,667	$10,669
8/31/2016	$10,641	$10,655	$10,681
9/30/2016	$10,639	$10,649	$10,683
10/31/2016	$10,577	$10,567	$10,612
11/30/2016	$10,344	$10,317	$10,374
12/31/2016	$10,372	$10,332	$10,404
1/31/2017	$10,417	$10,352	$10,441
2/28/2017	$10,493	$10,422	$10,522
3/31/2017	$10,498	$10,416	$10,518
4/30/2017	$10,585	$10,497	$10,606
5/31/2017	$10,651	$10,577	$10,687
6/30/2017	$10,657	$10,567	$10,678
7/31/2017	$10,714	$10,612	$10,731
8/31/2017	$10,792	$10,707	$10,824
9/30/2017	$10,755	$10,656	$10,786
10/31/2017	$10,761	$10,663	$10,799
11/30/2017	$10,756	$10,649	$10,783
12/31/2017	$10,793	$10,698	$10,830
1/31/2018	$10,705	$10,575	$10,726
2/28/2018	$10,607	$10,474	$10,624
3/31/2018	$10,649	$10,542	$10,678
4/30/2018	$10,587	$10,463	$10,607
5/31/2018	$10,630	$10,538	$10,664
6/30/2018	$10,620	$10,525	$10,649
7/31/2018	$10,642	$10,527	$10,671
8/31/2018	$10,686	$10,595	$10,724
9/30/2018	$10,655	$10,527	$10,678
10/31/2018	$10,571	$10,444	$10,589
11/30/2018	$10,605	$10,506	$10,636
12/31/2018	$10,736	$10,699	$10,802
1/31/2019	$10,896	$10,813	$10,951
2/28/2019	$10,904	$10,806	$10,963
3/31/2019	$11,090	$11,014	$11,161
4/30/2019	$11,112	$11,017	$11,177
5/31/2019	$11,277	$11,212	$11,348
6/30/2019	$11,430	$11,353	$11,509
7/31/2019	$11,471	$11,378	$11,543
8/31/2019	$11,675	$11,673	$11,804
9/30/2019	$11,629	$11,611	$11,753
10/31/2019	$11,656	$11,646	$11,791
11/30/2019	$11,648	$11,640	$11,789
12/31/2019	$11,664	$11,632	$11,806
1/31/2020	$11,902	$11,855	$12,018
2/29/2020	$12,053	$12,069	$12,198
3/31/2020	$11,536	$11,998	$11,960
4/30/2020	$11,770	$12,211	$12,199
5/31/2020	$11,924	$12,268	$12,313
6/30/2020	$12,055	$12,345	$12,416
7/31/2020	$12,355	$12,530	$12,634
8/31/2020	$12,315	$12,428	$12,561
9/30/2020	$12,296	$12,422	$12,539
10/31/2020	$12,263	$12,366	$12,494
11/30/2020	$12,470	$12,488	$12,657
12/31/2020	$12,547	$12,505	$12,701
1/31/2021	$12,510	$12,415	$12,621
2/28/2021	$12,381	$12,236	$12,458
3/31/2021	$12,252	$12,083	$12,313
4/30/2021	$12,382	$12,178	$12,417
5/31/2021	$12,431	$12,218	$12,464
6/30/2021	$12,552	$12,304	$12,555
7/31/2021	$12,672	$12,442	$12,681
8/31/2021	$12,661	$12,418	$12,672
9/30/2021	$12,567	$12,310	$12,564
10/31/2021	$12,567	$12,307	$12,554
11/30/2021	$12,591	$12,344	$12,569
12/31/2021	$12,583	$12,312	$12,560
1/31/2022	$12,344	$12,047	$12,285
2/28/2022	$12,201	$11,912	$12,118
3/31/2022	$11,868	$11,581	$11,792
4/30/2022	$11,461	$11,142	$11,353
5/31/2022	$11,431	$11,214	$11,415
6/30/2022	$11,159	$11,038	$11,187
7/31/2022	$11,452	$11,307	$11,468
8/31/2022	$11,171	$10,988	$11,170
9/30/2022	$10,666	$10,513	$10,689
10/31/2022	$10,531	$10,377	$10,572
11/30/2022	$10,891	$10,759	$10,966
12/31/2022	$10,847	$10,710	$10,929
1/31/2023	$11,224	$11,040	$11,268
2/28/2023	$10,949	$10,754	$10,991
3/31/2023	$11,195	$11,027	$11,249
4/30/2023	$11,263	$11,094	$11,317
5/31/2023	$11,130	$10,973	$11,200
6/30/2023	$11,124	$10,934	$11,183
7/31/2023	$11,155	$10,927	$11,194
8/31/2023	$11,099	$10,857	$11,126
9/30/2023	$10,822	$10,581	$10,861
10/31/2023	$10,662	$10,414	$10,698
11/30/2023	$11,137	$10,886	$11,179
12/31/2023	$11,550	$11,302	$11,603
1/31/2024	$11,558	$11,271	$11,576
2/29/2024	$11,434	$11,112	$11,437
3/31/2024	$11,549	$11,215	$11,549
4/30/2024	$11,293	$10,931	$11,279
5/31/2024	$11,475	$11,117	$11,466
6/30/2024	$11,591	$11,222	$11,571
7/31/2024	$11,856	$11,484	$11,834
8/31/2024	$12,041	$11,649	$12,008
9/30/2024	$12,211	$11,805	$12,172
10/31/2024	$11,934	$11,512	$11,896
11/30/2024	$12,078	$11,634	$12,021

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	8.45%	0.73%	2.02%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	6.88%	(0.01%)	1.62%
Bloomberg U.S. Universal Index	7.53%	0.39%	1.97%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of November 30, 2024)

Total Net Assets	$3,738,945,309
# of Portfolio Holdings	508
Portfolio Turnover Rate	385%
Total Advisory Fees Paid	$9,804,862

What did the Fund invest in?

(as of November 30, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	14.10%
Basic Materials	1.83%
Communications	1.67%
Consumer Discretionary	2.73%
Consumer Non-cyclical	0.37%
Consumer Staples	3.36%
Diversified	0.08%
Energy	5.27%
Financial	13.88%
Government	15.70%
Industrial	2.03%
Mortgage Securities	31.34%
Natural Gas	0.10%
Technology	1.23%
Utilities	4.09%
Repurchase Agreements	1.71%
Money Market FundsFootnote Reference(a)	0.46%
Time DepositsFootnote Reference(a)	0.05%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LTRHX

Lord Abbett Total Return Fund

Annual Shareholder Report

November 30, 2024

lordabbett.com/FundDocuments

TSR-A-8772-R6

01/25

Item 1(b): Not applicable.

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended November 30, 2024 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.
The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch, and Peter J. McNamara. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.
In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended November 30, 2024 and 2023 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2024	2023
Audit Fees {a}	$800,000	$840,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	800,000	840,000

Tax Fees	- 0 -	- 0 -
All Other Fees {b}	- 0 -	- 0 -

Total Fees	$800,000	$840,000

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended November 30, 2024 and 2023 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

●	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
●	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended November 30, 2024 and 2023 were:

	Fiscal year ended:
	2024	2023
All Other Fees {a}	$250,000	$230,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended November 30, 2024 and 2023 were:

	Fiscal year ended:
	2024	2023
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Multi-Asset Balanced Opportunity Fund
Multi-Asset Income Fund

For the fiscal year ended November 30, 2024

Table of Contents

Schedules of Investments (Item 7)

1	Multi-Asset Balanced Opportunity Fund

3	Multi-Asset Income Fund

5	Statements of Assets and Liabilities (Item 7)

7	Statements of Operations (Item 7)

8	Statements of Changes in Net Assets (Item 7)

10	Financial Highlights (Item 7)

18	Notes to Financial Statements (Item 7)

36	Report of Independent Registered Public Accounting Firm (Item 7)

46	Changes in and Disagreements with Accountants (Item 8)

46	Proxy Disclosures (Item 9)

46	Remuneration Paid to Trustees, Officers, and Others (Item 10)

Schedule of Investments

MULTI-ASSET BALANCED OPPORTUNITY FUND November 30, 2024

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 99.98%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.98%
Lord Abbett Affiliated Fund, Inc.-Class I(b)(c)	10,245,495		$205,831,996
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(d)	31,976,950		297,385,632
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(e)	12,468,766		313,340,083
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(b)(f)	16,820,303		71,654,493
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)(c)	17,337,414		277,571,998
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(b)(g)	4,606,258		231,832,959
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(h)	15,828,216		102,566,840
Lord Abbett Investment Trust-Income Fund-Class I(b)(i)	77,704,622		191,930,416
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(j)	5,522,505		86,482,437
Lord Abbett Securities Trust-International Value Fund-Class I(b)(k)	9,148,609		74,927,109
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(b)(i)	11,778,025		45,580,956
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(b)(l)	426,574		4,274,274
Lord Abbett Securities Trust-Value Opportunities Fund-Class I(b)(m)	5,176,996		112,910,282
Lord Abbett Private Credit Fund(n)(o)	669,590	(p)	16,900,783
Total Investments in Underlying Funds (cost $1,784,487,493)			2,033,190,258

	Principal Amount
SHORT-TERM INVESTMENTS 0.01%

REPURCHASE AGREEMENTS 0.01%
Repurchase Agreement dated 11/29/2024, 2.200% due 12/2/2024 with Fixed Income Clearing Corp. collateralized by $351,000 of U.S. Treasury Note at 0.375% due 12/31/2025; value: $336,740; proceeds: $330,109 (cost $330,049)	$330,049		330,049
Total Investments in Securities 99.99% (cost $1,784,817,542)			2,033,520,307
Other Assets and Liabilities – Net(q) 0.01%			153,010
Net Assets 100.00%			$2,033,673,317

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek capital appreciation.
(h)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

See Notes to Financial Statements.	1

Schedule of Investments (concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND November 30, 2024

(j)	Fund investment objective is to seek long-term capital appreciation.
(k)	Fund investment objective is to seek a high level of total return.
(l)	Fund investment objective is to seek current income consistent with the preservation of capital.
(m)	Fund investment objective is long-term capital appreciation.
(n)	Fund investment objective is to generate current income and, to a lesser extent, long-term capital appreciation.
(o)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At November 30, 2024, the value of restricted securities (excluding 144A issues) amounted to $16,900,783 or 0.83% of net assets.
(p)	Shares represent partnership interest.
(q)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at November 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
US 10YR NOTE (CBT)	March 2025	360	Short	$(39,563,211)	$(40,027,500)	$(464,289)

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$2,016,289,475	$16,900,783	$–	$2,033,190,258
Short-Term Investments
Repurchase Agreements	–	330,049	–	330,049
Total	$2,016,289,475	$17,230,832	$–	$2,033,520,307

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(464,289)	–	–	(464,289)
Total	$(464,289)	$–	$–	$(464,289)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

2	See Notes to Financial Statements.

Schedule of Investments

MULTI-ASSET INCOME FUND November 30, 2024

Investments	Shares		Fair Value
LONG-TERM INVESTMENTS 99.93%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.93%
Lord Abbett Affiliated Fund, Inc.-Class I(b)(c)	2,290,839		$46,022,961
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(d)	28,296,866		263,160,855
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(e)	2,752,712		69,175,661
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(b)(f)	6,229,157		26,536,208
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)(c)	3,988,719		63,859,392
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(b)(g)	1,044,400		52,564,661
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(h)	9,646,005		62,506,113
Lord Abbett Investment Trust-Income Fund-Class I(b)(i)	35,839,913		88,524,585
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(j)	2,427,029		38,007,267
Lord Abbett Securities Trust-International Value Fund-Class I(b)(k)	3,624,723		29,686,481
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(b)(i)	9,666,529		37,409,465
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(b)(l)	177,249		1,776,037
Lord Abbett Securities Trust-Value Opportunities Fund-Class I(b)(m)	1,180,766		25,752,507
Lord Abbett Private Credit Fund(n)(o)	292,945	(p)	7,394,080
Total Investments in Underlying Funds (cost $774,978,429)			812,376,273
Total Investments in Securities 99.93% (cost $774,978,429)			812,376,273
Other Assets and Liabilities – Net(q) 0.07%			572,403
Net Assets 100.00%			$812,948,676

*	Non-income producing security.
(a)	Affiliated issuers (See Note 11).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek capital appreciation.
(h)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(j)	Fund investment objective is to seek long-term capital appreciation.
(k)	Fund investment objective is to seek a high level of total return.
(l)	Fund investment objective is to seek current income consistent with the preservation of capital.
(m)	Fund investment objective is long-term capital appreciation.
(n)	Fund investment objective is to generate current income and, to a lesser extent, long-term capital appreciation.
(o)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At November 30, 2024, the value of restricted securities (excluding 144A issues) amounted to $7,394,080 or 0.91% of net assets.
(p)	Shares represent partnership interest.
(q)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Financial Statements.	3

Schedule of Investments (concluded)

MULTI-ASSET INCOME FUND November 30, 2024

Futures Contracts at November 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
US 10YR NOTE (CBT)	March 2025	144	Short	$(15,825,315)	$(16,011,000)	$(185,685)

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Underlying Funds	$804,982,193	$7,394,080	$–	$812,376,273

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(185,685)	–	–	(185,685)
Total	$(185,685)	$–	$–	$(185,685)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

4	See Notes to Financial Statements.

Statements of Assets and Liabilities

November 30, 2024

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
ASSETS:
Investments in securities, at cost	$330,049	$–
Investments in Underlying Funds, at cost	1,784,487,493	774,978,429
Investments in securities, at fair value	$330,049	$–
Investments in Underlying Funds, at value	2,033,190,258	812,376,273
Cash	9	–
Deposits with brokers for futures collateral	720,000	288,000
Foreign cash, at value (cost $36 and $0, respectively)	35	–
Receivables:
Interest and dividends	3,656,045	2,275,232
Investments in Underlying Funds sold	1,690,561	1,050,649
Capital shares sold	125,220	24,013
Prepaid expenses and other assets	41,397	36,384
Total assets	2,039,753,574	816,050,551
LIABILITIES:
Payables:
Investments in Underlying Funds purchased	3,219,731	2,089,492
Capital shares reacquired	1,370,353	91,996
Trustees’ fees	359,166	159,207
12b-1 distribution plan	293,345	159,893
Variation margin for futures contracts	179,340	79,725
Management fee	164,590	65,984
Fund administration	65,837	26,395
To bank	–	242,879
Foreign currency overdraft (cost $0 and $423, respectively)	–	406
Accrued expenses	427,895	185,898
Total liabilities	6,080,257	3,101,875
NET ASSETS	$2,033,673,317	$812,948,676
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,914,770,749	$879,331,503
Total distributable earnings (loss)	118,902,568	(66,382,827)
Net Assets	$2,033,673,317	$812,948,676

See Notes to Financial Statements.	5

Statements of Assets and Liabilities (concluded)

November 30, 2024

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund

Net Assets by class:
Class A Shares	$1,840,605,718	$657,913,367
Class C Shares	$54,274,262	$33,180,614
Class F Shares	$7,379,924	$13,913,841
Class F3 Shares	$52,577	$624,798
Class I Shares	$59,907,605	$90,343,062
Class P Shares	$117,600	$–
Class R2 Shares	$899,875	$446,553
Class R3 Shares	$44,390,528	$13,942,934
Class R4 Shares	$13,293,374	$2,087,250
Class R5 Shares	$114,135	$13,535
Class R6 Shares	$12,637,719	$482,722
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	144,452,435	39,834,308
Class C Shares	4,295,963	1,968,263
Class F Shares	579,103	842,358
Class F3 Shares	4,101	37,939
Class I Shares	4,701,427	5,509,834
Class P Shares	9,288	–
Class R2 Shares	68,415	26,141
Class R3 Shares	3,491,819	844,025
Class R4 Shares	1,043,141	126,372
Class R5 Shares	8,935	825
Class R6 Shares	987,158	29,315
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$12.74	$16.52
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$13.03	$16.90
Class C Shares-Net asset value	$12.63	$16.86
Class F Shares-Net asset value	$12.74	$16.52
Class F3 Shares-Net asset value	$12.82	$16.47
Class I Shares-Net asset value	$12.74	$16.40
Class P Shares-Net asset value	$12.66	$ –
Class R2 Shares-Net asset value	$13.15	$17.08
Class R3 Shares-Net asset value	$12.71	$16.52
Class R4 Shares-Net asset value	$12.74	$16.52
Class R5 Shares-Net asset value	$12.77	$16.41
Class R6 Shares-Net asset value	$12.80	$16.47

6	See Notes to Financial Statements.

Statements of Operations

For the Year Ended November 30, 2024

	Multi-Asset Balanced Opportunity Fund	Multi-Asset Income Fund
Investment income:
Dividends received from Underlying Funds	$58,477,773	$32,032,133
Interest and other	36,540	16,124
Total investment income	58,514,313	32,048,257
Expenses:
Management fee	1,957,357	809,582
12b-1 distribution plan–Class A	4,402,818	1,621,172
12b-1 distribution plan–Class C	587,304	385,307
12b-1 distribution plan–Class F	7,599	15,027
12b-1 distribution plan–Class P	727	–
12b-1 distribution plan–Class R2	5,228	2,158
12b-1 distribution plan–Class R3	227,000	69,875
12b-1 distribution plan–Class R4	30,853	5,073
Shareholder servicing	1,656,714	600,518
Fund administration	782,943	323,833
Registration	186,050	161,593
Reports to shareholders	118,917	47,936
Trustees’ fees	97,008	39,578
Professional	60,706	45,313
Custody	11,450	30,529
Other	30,558	25,809
Gross expenses	10,163,232	4,183,303
Fees waived and expenses reimbursed (See Note 3)	(11,450)	(30,529)
Net expenses	10,151,782	4,152,774
Net investment income	48,362,531	27,895,483
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	31,654,112	7,203,992
Net realized gain (loss) on Investment in Underlying Funds	30,726,018	4,278,602
Net realized gain (loss) on investments	5,521,855	2,755,429
Net realized gain (loss) on futures contracts	7,544,896	3,327,217
Net realized gain (loss) on foreign currency related transactions	26,788	11,130
Net change in unrealized appreciation/depreciation in Underlying Funds	291,925,457	82,195,742
Net change in unrealized appreciation/depreciation on futures contracts	(2,240,073)	(860,743)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	61	26
Net realized and unrealized gain (loss)	365,159,114	98,911,395
Net Increase in Net Assets Resulting From Operations	$413,521,645	$126,806,878

See Notes to Financial Statements.	7

Statements of Changes in Net Assets

	Multi-Asset Balanced Opportunity Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023
Operations:
Net investment income	$48,362,531	$44,318,624
Capital gain distributions received from Underlying Funds	31,654,112	17,228,073
Net realized gain (loss) on investments in Underlying Funds	30,726,018	(20,359,026)
Net realized gain (loss) on investments	5,521,855	(10,418,589)
Net realized gain (loss) on futures contracts, OTC written options, swap contracts and foreign currency related transactions	7,571,684	(6,154,590)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	291,925,457	56,935,550
Net change in unrealized appreciation/depreciation on investments	–	7,354,336
Net change in unrealized appreciation/depreciation on futures contracts, OTC written options and translation of assets and liabilities denominated in foreign currencies	(2,240,012)	(2,297,335)
Net increase in net assets resulting from operations	413,521,645	86,607,043
Distributions to Shareholders
Class A	(40,760,351)	(38,542,115)
Class C	(924,938)	(1,292,258)
Class F	(187,149)	(302,398)
Class F3	(1,225)	(1,067)
Class I	(1,509,472)	(1,530,349)
Class P	(3,300)	(8,958)
Class R2	(16,485)	(13,043)
Class R3	(944,190)	(917,241)
Class R4	(284,733)	(254,756)
Class R5	(2,746)	(2,945)
Class R6	(307,113)	(252,370)
Total distribution to shareholders	(44,941,702)	(43,117,500)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	107,619,620	260,866,865
Reinvestment of distributions	43,988,509	42,054,445
Cost of shares reacquired	(366,110,881)	(555,855,706)
Net decrease in net assets resulting from capital share transactions	(214,502,752)	(252,934,396)
Net increase (decrease) in net assets	154,077,191	(209,444,853)
NET ASSETS:
Beginning of year	$1,879,596,126	$2,089,040,979
End of year	$2,033,673,317	$1,879,596,126

8	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Income Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023
Operations:
Net investment income	$27,895,483	$27,506,464
Capital gain distributions received from Underlying Funds	7,203,992	4,750,158
Net realized gain (loss) on investments in Underlying Funds	4,278,602	(25,372,606)
Net realized gain (loss) on investments	2,755,429	(5,112,990)
Net realized gain (loss) on futures contracts, OTC written options, swap contracts and foreign currency related transactions	3,338,347	(4,603,429)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	82,195,742	25,636,345
Net change in unrealized appreciation/depreciation on investments	–	3,622,292
Net change in unrealized appreciation/depreciation on futures contracts, OTC written options and translation of assets and liabilities denominated in foreign currencies	(860,717)	(498,528)
Net increase in net assets resulting from operations	126,806,878	25,927,706
Distributions to Shareholders
Class A	(21,685,979)	(21,007,073)
Class C	(953,912)	(1,432,247)
Class F	(523,469)	(785,147)
Class F3	(20,979)	(18,244)
Class I	(3,259,876)	(3,372,305)
Class P	–	–
Class R2	(10,403)	(5,997)
Class R3	(431,949)	(420,455)
Class R4	(67,582)	(80,180)
Class R5	(465)	(949)
Class R6	(14,881)	(12,913)
Total distribution to shareholders	(26,969,495)	(27,135,510)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	58,270,148	112,447,684
Reinvestment of distributions	26,085,271	25,914,773
Cost of shares reacquired	(175,614,077)	(332,688,246)
Net decrease in net assets resulting from capital share transactions	(91,258,658)	(194,325,789)
Net increase (decrease) in net assets	8,578,725	(195,533,593)
NET ASSETS:
Beginning of year	$804,369,951	$999,903,544
End of year	$812,948,676	$804,369,951

See Notes to Financial Statements.	9

Financial Highlights

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2024	$10.55	$0.29	$2.17	$2.46	$(0.27)	$–	$(0.27)
11/30/2023	10.30	0.24	0.24	0.48	(0.23)	–	(0.23)
11/30/2022	14.01	0.19	(1.60)	(1.41)	(0.89)	(1.41)	(2.30)
11/30/2021	13.15	0.22	1.42	1.64	(0.51)	(0.27)	(0.78)
11/30/2020	11.60	0.21	1.66	1.87	(0.18)	(0.14)	(0.32)
Class C
11/30/2024	10.46	0.20	2.15	2.35	(0.18)	–	(0.18)
11/30/2023	10.21	0.15	0.25	0.40	(0.15)	–	(0.15)
11/30/2022	13.90	0.11	(1.58)	(1.47)	(0.81)	(1.41)	(2.22)
11/30/2021	13.06	0.11	1.41	1.52	(0.41)	(0.27)	(0.68)
11/30/2020	11.53	0.12	1.65	1.77	(0.10)	(0.14)	(0.24)
Class F
11/30/2024	10.55	0.31	2.17	2.48	(0.29)	–	(0.29)
11/30/2023	10.30	0.25	0.25	0.50	(0.25)	–	(0.25)
11/30/2022	14.01	0.21	(1.61)	(1.40)	(0.90)	(1.41)	(2.31)
11/30/2021	13.15	0.24	1.42	1.66	(0.53)	(0.27)	(0.80)
11/30/2020	11.60	0.23	1.66	1.89	(0.20)	(0.14)	(0.34)
Class F3
11/30/2024	10.61	0.33	2.18	2.51	(0.30)	–	(0.30)
11/30/2023	10.35	0.27	0.25	0.52	(0.26)	–	(0.26)
11/30/2022	14.05	0.23	(1.60)	(1.37)	(0.92)	(1.41)	(2.33)
11/30/2021	13.18	0.17	1.52	1.69	(0.55)	(0.27)	(0.82)
11/30/2020	11.62	0.26	1.65	1.91	(0.21)	(0.14)	(0.35)
Class I
11/30/2024	10.55	0.32	2.17	2.49	(0.30)	–	(0.30)
11/30/2023	10.30	0.26	0.25	0.51	(0.26)	–	(0.26)
11/30/2022	14.00	0.22	(1.60)	(1.38)	(0.91)	(1.41)	(2.32)
11/30/2021	13.15	0.25	1.41	1.66	(0.54)	(0.27)	(0.81)
11/30/2020	11.60	0.24	1.66	1.90	(0.21)	(0.14)	(0.35)
Class P
11/30/2024	10.49	0.26	2.15	2.41	(0.24)	–	(0.24)
11/30/2023	10.24	0.21	0.25	0.46	(0.21)	–	(0.21)
11/30/2022	13.93	0.18	(1.60)	(1.42)	(0.86)	(1.41)	(2.27)
11/30/2021	13.08	0.19	1.41	1.60	(0.48)	(0.27)	(0.75)
11/30/2020	11.55	0.19	1.64	1.83	(0.16)	(0.14)	(0.30)
Class R2
11/30/2024	10.88	0.26	2.24	2.50	(0.23)	–	(0.23)
11/30/2023	10.62	0.21	0.25	0.46	(0.20)	–	(0.20)
11/30/2022	14.36	0.16	(1.64)	(1.48)	(0.85)	(1.41)	(2.26)
11/30/2021	13.46	0.18	1.45	1.63	(0.46)	(0.27)	(0.73)
11/30/2020	11.87	0.17	1.70	1.87	(0.14)	(0.14)	(0.28)

10	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)			Supplemental Data:

Net asset value, end of period	Total return (%)(c)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$12.74	23.58	0.50	0.50	2.49	$1,840,606	31
10.55	4.67	0.50	0.51	2.31	1,680,159	24
10.30	(12.00)	0.50	0.51	1.79	1,808,434	104
14.01	12.89	0.49	0.49	1.56	2,293,947	47
13.15	17.09	0.52	0.52	1.81	2,087,948	60

12.63	22.66	1.25	1.25	1.74	54,274	31
10.46	3.87	1.25	1.26	1.52	65,190	24
10.21	(12.62)	1.25	1.26	1.02	135,989	104
13.90	12.01	1.24	1.24	0.78	223,713	47
13.06	16.17	1.27	1.27	1.03	254,523	60

12.74	23.76	0.35	0.35	2.64	7,380	31
10.55	4.81	0.35	0.36	2.44	7,625	24
10.30	(11.88)	0.35	0.36	1.89	27,902	104
14.01	13.06	0.34	0.34	1.73	84,162	47
13.15	17.26	0.37	0.37	1.97	70,406	60

12.82	23.94	0.17	0.17	2.82	53	31
10.61	5.02	0.17	0.18	2.64	44	24
10.35	(11.64)	0.17	0.18	2.15	42	104
14.05	13.25	0.17	0.17	1.18	58	47
13.18	17.47	0.18	0.18	2.23	75	60

12.74	23.88	0.25	0.25	2.74	59,908	31
10.55	4.93	0.25	0.26	2.53	56,235	24
10.30	(11.78)	0.25	0.26	2.07	56,783	104
14.00	13.26	0.24	0.24	1.81	41,327	47
13.15	17.29	0.27	0.27	2.08	37,220	60

12.66	23.24	0.70	0.70	2.26	118	31
10.49	4.49	0.70	0.71	2.07	350	24
10.24	(12.17)	0.70	0.71	1.63	340	104
13.93	12.72	0.69	0.69	1.37	820	47
13.08	16.86	0.72	0.72	1.61	725	60

13.15	23.16	0.85	0.85	2.14	900	31
10.88	4.25	0.84	0.85	2.01	802	24
10.62	(12.29)	0.85	0.86	1.44	593	104
14.36	12.55	0.84	0.84	1.23	686	47
13.46	16.58	0.87	0.87	1.44	594	60

See Notes to Financial Statements.	11

Financial Highlights (concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
11/30/2024	$10.53	$0.26	$2.16	$2.42	$(0.24)	$–	$(0.24)
11/30/2023	10.28	0.21	0.25	0.46	(0.21)	–	(0.21)
11/30/2022	13.98	0.17	(1.60)	(1.43)	(0.86)	(1.41)	(2.27)
11/30/2021	13.12	0.18	1.42	1.60	(0.47)	(0.27)	(0.74)
11/30/2020	11.58	0.18	1.65	1.83	(0.15)	(0.14)	(0.29)
Class R4
11/30/2024	10.55	0.29	2.17	2.46	(0.27)	–	(0.27)
11/30/2023	10.30	0.24	0.24	0.48	(0.23)	–	(0.23)
11/30/2022	14.01	0.19	(1.60)	(1.41)	(0.89)	(1.41)	(2.30)
11/30/2021	13.15	0.21	1.43	1.64	(0.51)	(0.27)	(0.78)
11/30/2020	11.60	0.21	1.66	1.87	(0.18)	(0.14)	(0.32)
Class R5
11/30/2024	10.58	0.32	2.17	2.49	(0.30)	–	(0.30)
11/30/2023	10.33	0.26	0.25	0.51	(0.26)	–	(0.26)
11/30/2022	14.03	0.22	(1.60)	(1.38)	(0.91)	(1.41)	(2.32)
11/30/2021	13.17	0.25	1.42	1.67	(0.54)	(0.27)	(0.81)
11/30/2020	11.62	0.20	1.70	1.90	(0.21)	(0.14)	(0.35)
Class R6
11/30/2024	10.59	0.33	2.18	2.51	(0.30)	–	(0.30)
11/30/2023	10.33	0.27	0.25	0.52	(0.26)	–	(0.26)
11/30/2022	14.04	0.23	(1.61)	(1.38)	(0.92)	(1.41)	(2.33)
11/30/2021	13.17	0.26	1.43	1.69	(0.55)	(0.27)	(0.82)
11/30/2020	11.61	0.24	1.67	1.91	(0.21)	(0.14)	(0.35)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

12	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)			Supplemental Data:

Net asset value, end of period	Total return (%)(c)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$12.71	23.22	0.75	0.75	2.25	$44,391	31
10.53	4.42	0.74	0.75	2.05	47,059	24
10.28	(12.17)	0.75	0.76	1.53	37,063	104
13.98	12.62	0.74	0.74	1.30	49,825	47
13.12	16.74	0.77	0.77	1.56	48,308	60

12.74	23.58	0.50	0.50	2.49	13,293	31
10.55	4.67	0.50	0.51	2.31	11,333	24
10.30	(12.00)	0.50	0.51	1.79	11,617	104
14.01	12.88	0.49	0.49	1.54	14,343	47
13.15	17.09	0.52	0.52	1.79	13,893	60

12.77	23.81	0.25	0.25	2.73	114	31
10.58	4.91	0.25	0.26	2.54	100	24
10.33	(11.69)	0.25	0.26	2.08	158	104
14.03	13.15	0.24	0.24	1.78	186	47
13.17	17.34	0.28	0.28	1.79	178	60

12.80	23.98	0.18	0.18	2.80	12,638	31
10.59	5.03	0.17	0.18	2.65	10,701	24
10.33	(11.73)	0.17	0.18	2.12	10,119	104
14.04	13.26	0.17	0.17	1.88	11,969	47
13.17	17.48	0.19	0.19	2.13	10,480	60

See Notes to Financial Statements.	13

Financial Highlights

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
11/30/2024	$14.60	$0.54	$1.90	$2.44	$(0.52)	$16.52
11/30/2023	14.60	0.45	– (d)	0.45	(0.45)	14.60
11/30/2022	17.39	0.35	(2.24)	(1.89)	(0.90)	14.60
11/30/2021	16.47	0.32	1.21	1.53	(0.61)	17.39
11/30/2020	15.02	0.33	1.43	1.76	(0.31)	16.47
Class C
11/30/2024	14.89	0.43	1.94	2.37	(0.40)	16.86
11/30/2023	14.87	0.35	– (d)	0.35	(0.33)	14.89
11/30/2022	17.68	0.24	(2.27)	(2.03)	(0.78)	14.87
11/30/2021	16.74	0.18	1.23	1.41	(0.47)	17.68
11/30/2020	15.25	0.22	1.47	1.69	(0.20)	16.74
Class F
11/30/2024	14.60	0.56	1.91	2.47	(0.55)	16.52
11/30/2023	14.60	0.48	(0.01)	0.47	(0.47)	14.60
11/30/2022	17.39	0.37	(2.24)	(1.87)	(0.92)	14.60
11/30/2021	16.47	0.34	1.22	1.56	(0.64)	17.39
11/30/2020	15.02	0.35	1.43	1.78	(0.33)	16.47
Class F3
11/30/2024	14.55	0.59	1.89	2.48	(0.56)	16.47
11/30/2023	14.54	0.50	– (d)	0.50	(0.49)	14.55
11/30/2022	17.32	0.41	(2.25)	(1.84)	(0.94)	14.54
11/30/2021	16.40	0.37	1.21	1.58	(0.66)	17.32
11/30/2020	14.95	0.39	1.40	1.79	(0.34)	16.40
Class I
11/30/2024	14.50	0.58	1.88	2.46	(0.56)	16.40
11/30/2023	14.50	0.48	0.01 (e)	0.49	(0.49)	14.50
11/30/2022	17.28	0.39	(2.23)	(1.84)	(0.94)	14.50
11/30/2021	16.37	0.36	1.20	1.56	(0.65)	17.28
11/30/2020	14.93	0.36	1.42	1.78	(0.34)	16.37
Class R2
11/30/2024	15.09	0.50	1.96	2.46	(0.47)	17.08
11/30/2023	15.06	0.42	0.01 (e)	0.43	(0.40)	15.09
11/30/2022	17.92	0.31	(2.32)	(2.01)	(0.85)	15.06
11/30/2021	16.95	0.26	1.25	1.51	(0.54)	17.92
11/30/2020	15.44	0.29	1.47	1.76	(0.25)	16.95
Class R3
11/30/2024	14.60	0.50	1.91	2.41	(0.49)	16.52
11/30/2023	14.60	0.42	– (d)	0.42	(0.42)	14.60
11/30/2022	17.39	0.31	(2.24)	(1.93)	(0.86)	14.60
11/30/2021	16.47	0.27	1.21	1.48	(0.56)	17.39
11/30/2020	15.02	0.29	1.43	1.72	(0.27)	16.47

14	See Notes to Financial Statements.

	Ratios to Average Net Assets:(a)			Supplemental Data:

Total return (%)(c)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

17.00	0.50	0.51	3.45	$657,913	32
3.10	0.50	0.51	3.13	638,171	19
(11.23)	0.49	0.50	2.30	734,968	83
9.43	0.48	0.49	1.81	855,806	40
12.33	0.50	0.50	2.19	745,462	75

16.10	1.25	1.26	2.71	33,181	32
2.35	1.25	1.26	2.35	44,457	19
(11.92)	1.25	1.25	1.50	92,856	83
8.66	1.23	1.24	1.03	188,842	40
11.46	1.25	1.25	1.44	240,404	75

17.17	0.35	0.36	3.61	13,914	32
3.24	0.35	0.36	3.27	15,635	19
(11.10)	0.34	0.35	2.35	54,006	83
9.59	0.33	0.34	1.95	176,727	40
12.49	0.35	0.35	2.35	165,707	75

17.34	0.19	0.20	3.76	625	32
3.45	0.18	0.19	3.45	541	19
(10.98)	0.18	0.18	2.59	541	83
9.76	0.17	0.18	2.11	1,735	40
12.68	0.18	0.18	2.61	2,013	75

17.27	0.25	0.26	3.70	90,343	32
3.38	0.25	0.26	3.37	88,548	19
(11.02)	0.24	0.25	2.65	98,929	83
9.70	0.23	0.24	2.05	37,860	40
12.61	0.25	0.25	2.45	35,613	75

16.58	0.85	0.86	3.09	447	32
2.71	0.85	0.86	2.81	275	19
(11.54)	0.84	0.85	2.00	174	83
9.06	0.83	0.83	1.46	140	40
11.97	0.85	0.85	1.87	124	75

16.70	0.75	0.76	3.20	13,943	32
2.84	0.75	0.76	2.88	14,176	19
(11.46)	0.74	0.75	2.02	14,878	83
9.15	0.73	0.74	1.56	20,699	40
12.04	0.75	0.75	1.94	19,031	75

See Notes to Financial Statements.	15

Financial Highlights (concluded)

MULTI-ASSET INCOME FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gain (loss)		Total from investment operations	Net investment income	Net asset value, end of period
Class R4
11/30/2024	$14.60	$0.54	$1.90		$2.44	$(0.52)	$16.52
11/30/2023	14.60	0.45	–	(d)	0.45	(0.45)	14.60
11/30/2022	17.39	0.35	(2.24)		(1.89)	(0.90)	14.60
11/30/2021	16.47	0.31	1.22		1.53	(0.61)	17.39
11/30/2020	15.02	0.33	1.43		1.76	(0.31)	16.47
Class R5
11/30/2024	14.51	0.58	1.88		2.46	(0.56)	16.41
11/30/2023	14.51	0.49	–	(d)	0.49	(0.49)	14.51
11/30/2022	17.28	0.39	(2.22)		(1.83)	(0.94)	14.51
11/30/2021	16.38	0.36	1.19		1.55	(0.65)	17.28
11/30/2020	14.93	0.36	1.43		1.79	(0.34)	16.38
Class R6
11/30/2024	14.55	0.59	1.89		2.48	(0.56)	16.47
11/30/2023	14.54	0.49	0.01	(e)	0.50	(0.49)	14.55
11/30/2022	17.32	0.40	(2.24)		(1.84)	(0.94)	14.54
11/30/2021	16.40	0.37	1.21		1.58	(0.66)	17.32
11/30/2020	14.95	0.38	1.41		1.79	(0.34)	16.40

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Amount is less than $0.01.
(e)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

16	See Notes to Financial Statements.

	Ratios to Average Net Assets:(a)			Supplemental Data:

Total return (%)(c)	Total expenses after waivers and/or reimbursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

16.99	0.50	0.51	3.47	$2,087	32
3.10	0.50	0.51	3.12	2,241	19
(11.23)	0.49	0.50	2.29	2,489	83
9.43	0.48	0.49	1.80	3,435	40
12.33	0.50	0.50	2.18	2,988	75

17.25	0.23	0.23	3.73	14	32
3.38	0.24	0.25	3.38	12	19
(11.02)	0.24	0.24	2.56	47	83
9.76	0.23	0.23	2.06	53	40
12.61	0.24	0.24	2.42	47	75

17.35	0.19	0.20	3.75	483	32
3.45	0.18	0.19	3.41	313	19
(10.98)	0.18	0.19	2.62	1,015	83
9.76	0.17	0.18	2.11	1,159	40
12.68	0.18	0.18	2.55	1,030	75

See Notes to Financial Statements.	17

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of thirteen funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Income Fund’s investment objective is to seek a high level of current income. The Funds invest principally in “Underlying Funds”, which consist of other registered mutual funds managed by Lord, Abbett & Co. LLC (“Lord Abbett”) and the Lord Abbett Private Credit Fund (“PCF”), which is a non-diversified, closed-end management investment company which elected to be regulated as a business development company under the 1940 Act. PCF is available only to the Funds and certain other investment companies managed by Lord Abbett.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett, as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and

Notes to Financial Statements (continued)

testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Investments in the Underlying Funds, with the exception of the PCF, are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the PCF are valued at their NAV each month end. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income in the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2021 through November 30, 2024. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

Notes to Financial Statements (continued)

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other

Notes to Financial Statements (continued)

agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Funds, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

Notes to Financial Statements (continued)

(j)	Options–Each Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by each Fund is recorded as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, each Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by each Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Realized and net change in unrealized gains and losses on purchased options are included in Net realized and Net change in unrealized gains and losses on investments in the Funds’ Statements of Operations.

(k)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(l)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.

Notes to Financial Statements (continued)

Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of November 30, 2024 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at an annual rate of .10%.

For the fiscal year ended November 30, 2024, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Multi-Asset Balanced Opportunity Fund	.10%
Multi-Asset Income Fund	.10%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees for the fiscal year ended November 30, 2024:

Fund	Fund Administration Fee
Multi-Asset Balanced Opportunity Fund	$11,450
Multi-Asset Income Fund	30,529

Notes to Financial Statements (continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2024:

	Distributor Commissions	Dealers’ Concessions
Multi-Asset Balanced Opportunity Fund	$70,796	$637,425
Multi-Asset Income Fund	20,166	247,658

The Distributor received the following amounts of CDSCs for the fiscal year ended November 30, 2024:

	Class A	Class C
Multi-Asset Balanced Opportunity Fund	$4,712	$1,996
Multi-Asset Income Fund	484	979

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Multi-Asset Balanced Opportunity Fund	$–	$44,941,702	$–	$–	$44,941,702
Multi-Asset Income Fund	–	26,969,495	–	–	26,969,495

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended November 30, 2023 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Multi-Asset Balanced Opportunity Fund	$–	$43,117,500	$–	$–	$43,117,500
Multi-Asset Income Fund	–	27,135,510	–	–	27,135,510

As of November 30, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss) - Net
Multi-Asset Balanced Opportunity Fund	$–	$6,042,804	$–	$(109,160,553)	$222,379,483	$(359,166)	$118,902,568
Multi-Asset Income Fund	–	1,606,220	–	(89,526,915)	21,697,075	(159,207)	(66,382,827)

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Multi-Asset Balanced Opportunity Fund	$(98,166,079)	$(10,994,474)	$(109,160,553)
Multi-Asset Income Fund	(38,914,191)	(50,612,724)	(89,526,915)

As of October 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Multi-Asset Balanced Opportunity Fund	$1,810,676,533	$245,886,826	$(23,507,341)	$222,379,485
Multi-Asset Income Fund	790,493,530	49,348,596	(27,651,538)	21,697,058

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2024 were as follows:

	Purchases	Sales
Multi-Asset Balanced Opportunity Fund	$611,755,420	$778,638,305
Multi-Asset Income Fund	259,493,681	335,998,299

There were no purchases or sales of U.S. Government securities during the fiscal year ended November 30, 2024.

Notes to Financial Statements (continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Funds entered into domestic and foreign equity index futures contracts during the fiscal year ended November 30, 2024 (as described in Note 2(h)) to manage cash and economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Funds entered into swaptions and options on indexes and foreign currencies during the fiscal year ended November 30, 2024 (as described in Note 2(j)) to obtain exposure to an issuer (the Reference Entity). The Funds’ use of swaptions and options involves the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Funds’ returns could be reduced as a result. The Funds’ risk of loss from counterparty credit risk is the notional value of the contract.

As of November 30, 2024, the Funds had the following derivatives at fair value, grouped into risk categories that illustrate the Funds’ use of derivative instruments:

Multi-Asset Balanced Opportunity Fund
Liability Derivatives	Interest Rate Contracts
Futures Contracts(1)	$464,289

Multi-Asset Income Fund
Liability Derivatives	Interest Rate Contracts
Futures Contracts(1)	$185,685

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments during the fiscal year ended November 30, 2024, were as follows:

	Multi-Asset Balanced Opportunity Fund
	Equity Contracts	Inflation Linked/ Interest Rate Contracts
Net Realized Gain (Loss)
Futures Contracts(1)	$1,559,732	$5,985,164
Options Purchased(2)	$5,521,168	–
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(3)	$(1,110,952)	$(1,129,121)
Average Number of Contracts/Notional Amounts*
Futures Contracts(4)	274	235
Options Purchased(5)	$24,714	–

Notes to Financial Statements (continued)

	Multi-Asset Income Fund
	Equity Contracts	Inflation Linked/ Interest Rate Contracts
Net Realized Gain (Loss)
Futures Contracts(1)	$764,371	$2,562,846
Options Purchased(2)	$2,754,823	–
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(3)	$(385,068)	$(475,675)
Average Number of Contracts/Notional Amounts*
Futures Contracts(4)	117	99
Options Purchased(5)	$12,172	–

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended November 30, 2024.
(1)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(2)	Statements of Operations location: Net realized gain (loss) on investments includes options purchased.
(3)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(4)	Amount represents number of contracts.
(5)	Amount represents notional amounts in U.S. dollars.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

	Multi-Asset Balanced Opportunity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$330,049	$–	$330,049
Total	$330,049	$–	$330,049

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$330,049	$–	$–	$(330,049)	$–
Total	$330,049	$–	$–	$(330,049)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of November 30, 2024.

Notes to Financial Statements (continued)

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended November 30, 2024, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.	TRANSACTIONS WITH AFFILIATED ISSUERS AND FUNDS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers during the fiscal year ended November 30, 2024:

	Multi-Asset Balanced Opportunity Fund
Affiliated Issuer	Value at 11/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Net Change in Appreciation (Depreciation)	Value at 11/30/2024	Shares as of 11/30/2024	Dividend Income
Lord Abbett Affiliated Fund, Inc.–Class I	$180,037,886	$12,048,309	$(26,750,271)	$11,539,007	(a)	$37,355,530	$205,831,996	10,245,495	$3,379,844
Lord Abbett Investment Trust–Convertible Fund–Class I	19,964,976	448,072	(22,734,760)	1,580,905		740,807	–	–	420,072
Lord Abbett Investment Trust–Core Fixed Income Fund–Class I	306,601,550	24,567,373	(41,301,577)	(8,593,422)		16,111,708	297,385,632	31,976,950	14,566,840
Lord Abbett Research Fund, Inc.–Dividend Growth Fund,–Class I	374,842,735	45,311,045	(186,673,975)	32,969,780	(b)	48,777,637	313,340,083	12,468,766	2,862,337
Lord Abbett Global Fund, Inc.–Emerging Markets Bond Fund–Class I	71,952,100	4,391,585	(9,584,648)	(2,357,385)		7,252,841	71,654,493	16,820,303	4,302,949

Notes to Financial Statements (continued)

	Multi-Asset Balanced Opportunity Fund
Affiliated Issuer	Value at 11/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Appreciation (Depreciation)	Value at 11/30/2024	Shares as of 11/30/2024	Dividend Income
Lord Abbett Investment Trust–Floating Rate Fund–Class I	$–	$40,450,303	$(40,455,006)	$4,703	$–	$–	–	$1,911,128
Lord Abbett Securities Trust–Fundamental Equity Fund–Class I	179,655,644	149,701,270	(108,944,914)	40,049,153 (c)	32,140,022	277,571,998	17,337,414	2,789,623
Lord Abbett Securities Trust–Growth Leaders Fund–Class I	184,282,052	49,617,655	(96,660,742)	(13,729,557)	108,323,551	231,832,959	4,606,258	–
Lord Abbett Investment Trust–High Yield Fund–Class I	117,789,806	8,431,946	(29,468,882)	(4,661,684)	10,475,654	102,566,840	15,828,216	8,354,624
Lord Abbett Investment Trust–Income Fund–Class I	149,141,183	60,477,262	(24,750,453)	(219,885)	7,282,309	191,930,416	77,704,622	10,807,365
Lord Abbett Investment Trust–Inflation Focused–Fund–Class I	58,674,642	140,163	(59,370,583)	(2,273,169)	2,828,947	–	–	182,713
Lord Abbett Securities Trust–International Equity Fund–Class I	83,472,809	1,805,189	(11,514,025)	(26,317)	12,744,781	86,482,437	5,522,505	1,677,190
Lord Abbett Securities Trust–International Value Fund–Class I	74,160,195	3,006,435	(9,910,105)	40,821	7,629,763	74,927,109	9,148,609	2,895,434
Lord Abbett Investment Trust–Short Duration Income Fund–Class I	–	79,131,410	(33,516,647)	169,963	(203,770)	45,580,956	11,778,025	1,400,004
Lord Abbett Investment Trust–Ultra Short Bond Fund–Class I	76,846,090	2,078,675	(75,241,873)	1,507,093	(915,711)	4,274,274	426,574	2,018,251
Lord Abbett Securities Trust–Value Opportunities Fund–Class I	–	113,202,003	(1,607,000)	6,380,124 (d)	1,274,486	112,910,282	5,176,996	213,867
Lord Abbett Private Credit Fund	–	16,946,725	(152,844)	–	106,902	16,900,783	669,590	695,532
Total				$62,380,130	$291,925,457	$2,033,190,258		$58,477,773

(a)	Includes $8,398,465 of distributed capital gains.
(b)	Includes $1,887,139 of distributed capital gains.
(c)	Includes $15,029,177 of distributed capital gains.
(d)	Includes $6,339,331 of distributed capital gains.

	Multi-Asset Income Fund
Affiliated Issuer	Value at 11/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Net Change in Appreciation (Depreciation)	Value at 11/30/2024	Shares as of 11/30/2024	Dividend Income
Lord Abbett Affiliated Fund, Inc.–Class I	$44,620,631	$3,073,674	$(10,987,872)	$2,906,927	(a)	$8,286,789	$46,022,961	2,290,839	$783,486
Lord Abbett Investment Trust–Convertible Fund–Class I	2,468,781	16,090	(2,572,567)	(168)		87,864	–	–	16,090
Lord Abbett Investment Trust–Core Fixed Income Fund–Class I	263,647,815	33,994,046	(40,885,367)	(9,127,617)		15,531,978	263,160,855	28,296,866	12,896,819
Lord Abbett Research Fund, Inc.–Dividend Growth Fund,–Class I	90,411,307	11,422,128	(50,140,674)	6,976,157	(b)	10,932,922	69,175,661	2,752,712	606,852

Notes to Financial Statements (continued)

	Multi-Asset Income Fund
Affiliated Issuer	Value at 11/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Appreciation (Depreciation)	Value at 11/30/2024	Shares as of 11/30/2024	Dividend Income
Lord Abbett Global Fund, Inc.–Emerging Markets Bond Fund–Class I	$26,924,420	$1,859,781	$(4,076,076)	$(811,176)	$2,639,259	$26,536,208	6,229,157	$1,601,989
Lord Abbett Investment Trust–Floating Rate Fund–Class I	–	16,993,487	(16,995,909)	2,422	–	–	–	798,435
Lord Abbett Securities Trust–Fundamental Equity Fund–Class I	44,647,634	29,159,865	(23,553,807)	8,776,831 (c)	8,285,142	63,859,392	3,988,719	641,532
Lord Abbett Securities Trust–Growth Leaders Fund–Class I	39,276,625	19,112,521	(27,424,036)	4,110,430	17,489,121	52,564,661	1,044,400	–
Lord Abbett Investment Trust–High Yield Fund–Class I	69,732,496	5,611,962	(16,292,322)	(717,424)	4,171,401	62,506,113	9,646,005	4,941,450
Lord Abbett Investment Trust–Income Fund–Class I	48,053,844	50,621,619	(12,722,593)	(111,827)	2,683,542	88,524,585	35,839,913	4,821,020
Lord Abbett Investment Trust–Inflation Focused–Fund–Class I	47,667,276	95,844	(48,271,305)	(2,509,728)	3,017,913	–	–	102,142
Lord Abbett Securities Trust–International Equity Fund–Class I	40,230,217	1,181,766	(9,099,654)	(435,422)	6,130,360	38,007,267	2,427,029	806,767
Lord Abbett Securities Trust–International Value Fund–Class I	33,038,173	1,486,655	(7,971,248)	211,186	2,921,715	29,686,481	3,624,723	1,189,655
Lord Abbett Investment Trust–Short Duration Income Fund–Class I	7,668,682	50,634,214	(21,113,049)	(2,198)	221,816	37,409,465	9,666,529	1,751,988
Lord Abbett Investment Trust–Ultra Short Bond Fund–Class I	44,018,646	903,645	(43,395,951)	756,806	(507,109)	1,776,037	177,249	720,884
Lord Abbett Securities Trust–Value Opportunities Fund–Class I	–	25,912,192	(429,000)	1,457,395 (d)	256,272	25,752,507	1,180,766	48,728
Lord Abbett Private Credit Fund	–	7,414,192	(66,869)	–	46,757	7,394,080	292,945	304,296
Total				$11,482,594	$82,195,742	$812,376,273		$32,032,133

(a)	Includes $1,877,188 of distributed capital gains.
(b)	Includes $426,179 of distributed capital gains.
(c)	Includes $3,456,273 of distributed capital gains.
(d)	Includes $1,444,352 of distributed capital gains.

The Funds intend to obtain exposure to less liquid or illiquid private credit investments, generally involving corporate borrowers, through their investments in pooled investment vehicles, including those managed by Lord Abbett. Typically, private credit investments are not traded in public markets and are illiquid, such that a pooled investment vehicle may not be able to dispose of its holdings for extended periods, which may be several years, or at the price at which such pooled investment vehicles are valuing investments. Such pooled investment vehicles will also be illiquid, and the Funds incur two layers of fees, with Lord Abbett potentially receiving a management fee at both levels. Such pooled investment vehicles may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such

Notes to Financial Statements (continued)

industries or sectors may thus at times have an out-sized impact on the performance of such pooled investment vehicles or a Fund indirectly. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of such pooled investment vehicles’ private credit investment will often be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

The Funds’ investments in the PCF are subject to restrictions on transfer and the Funds currently have no redemption rights. There will be no trading market for the Funds’ investments in the PCF. The Schedules of Investments list the PCF as an investment as of year end, but do not include the underlying holdings of the PCF. The Funds indirectly bear the proportionate share of the expenses of the PCF. The annualized expense ratio for PCF as of November 30, 2024 was 16.61% consisting of interest and borrowing costs of 15.91% and net operating expenses of 0.70%.

The Funds had the following transactions with the PCF during the fiscal year ended November 30, 2024:

	Value at 11/30/2023	Contributions	Withdrawals	Net Realized Gain (Loss)	Net Change in Appreciation (Depreciation)	Value at 11/30/2024	Dividend Income
Multi-Asset Balanced Opportunity Fund(1)	–	$16,946,725	$(152,844)	–	$106,902	$16,900,783	$695,532
Multi-Asset Income Fund(2)	–	7,414,192	(66,869)	–	46,757	7,394,080	304,296

(1)	The Fund acquired PCF shares from 2/23/2024 to 11/30/2024, at a cost of $16,793,881.
(2)	The Fund acquired PCF shares from 2/23/2024 to 11/30/2024, at a cost of $7,347,323.

Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund have unfunded commitments to make investments in the PCF at a future date in the amounts of $63,206,119 and $27,652,677, respectively, at year end. These unfunded commitments are not recognized as assets on the Statements of Assets and Liabilities at year end.

12.	INVESTMENT RISKS

The Funds invest principally in the Underlying Funds and, as a result, a Fund’s performance is directly related to the Underlying Funds’ performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds’ investments and the NAVs of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer- term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Underlying Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases

Notes to Financial Statements (continued)

their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High-yield bonds are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, a particular industry or sector, or to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund fails to produce the intended result, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility and subject to less government supervision, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The cost of a Fund’s potential use of forward currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Underlying Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

Because Multi-Asset Income Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with fixed income securities. Given Multi-Asset Balanced Opportunity Fund’s more balanced allocation among fixed income funds and equity funds, each will be affected by risks associated with both equity and fixed income investments.

Each Fund may invest in derivatives, either directly or through its Underlying Funds. Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, heightened counterparty risk, credit risk, and volatility. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful may depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, infectious illness outbreaks, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing their investment strategies and achieving their investment objectives.

Notes to Financial Statements (continued)

Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, each Fund or issuers in which each Fund invests. In addition, issuers in which each Fund invests and each Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impacts and effects of infectious illness outbreaks, epidemics or pandemics (such as the COVID-19 outbreak), may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of each Fund’s holdings may be impacted, which could significantly impact the overall performance of each Fund.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Multi-Asset Balanced Opportunity Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,129,603	$83,152,314	18,492,553	$190,840,117
Reinvestment of distributions	3,436,993	40,075,764	3,685,182	37,889,813
Shares reacquired	(25,326,450)	(294,136,312)	(38,509,554)	(396,283,512)
Decrease	(14,759,854)	$(170,908,234)	(16,331,819)	$(167,553,582)

Class C Shares
Shares sold	409,616	$4,709,906	1,746,100	$18,022,244
Reinvestment of distributions	80,357	923,519	126,761	1,289,174
Shares reacquired	(2,423,516)	(27,776,953)	(8,960,058)	(91,180,482)
Decrease	(1,933,543)	$(22,143,528)	(7,087,197)	$(71,869,064)

Class F Shares
Shares sold	37,096	$417,131	129,318	$1,319,560
Reinvestment of distributions	15,003	174,673	28,259	289,212
Shares reacquired	(195,430)	(2,265,583)	(2,143,540)	(21,866,489)
Decrease	(143,331)	$(1,673,779)	(1,985,963)	$(20,257,717)

Class I Shares
Shares sold	1,063,761	$12,399,870	2,877,337	$29,410,384
Reinvestment of distributions	120,681	1,408,892	122,960	1,264,869
Shares reacquired	(1,812,067)	(21,206,956)	(3,183,642)	(32,738,325)
Decrease	(627,625)	$(7,398,194)	(183,345)	$(2,063,072)

Notes to Financial Statements (continued)

Multi-Asset Balanced Opportunity Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	1,751	$20,203	13,650	$137,974
Reinvestment of distributions	286	3,300	877	8,958
Shares reacquired	(26,086)	(288,404)	(14,355)	(148,476)
Increase (decrease)	(24,049)	$(264,901)	172	$(1,544)

Class R2 Shares
Shares sold	8,049	$96,605	20,269	$215,239
Reinvestment of distributions	1,370	16,485	1,228	13,043
Shares reacquired	(14,657)	(179,603)	(3,649)	(39,334)
Increase (decrease)	(5,238)	$(66,513)	17,848	$188,948

Class R3 Shares
Shares sold	324,695	$3,743,469	1,674,695	$17,205,196
Reinvestment of distributions	81,424	944,190	89,314	917,035
Shares reacquired	(1,383,818)	(16,049,809)	(900,043)	(9,215,893)
Increase (decrease)	(977,699)	$(11,362,150)	863,966	$8,906,338

Class R4 Shares
Shares sold	134,561	$1,567,361	171,663	$1,759,243
Reinvestment of distributions	24,341	284,107	24,689	253,902
Shares reacquired	(189,527)	(2,203,210)	(250,164)	(2,576,410)
Decrease	(30,625)	$(351,742)	(53,812)	$(563,265)

Class R5 Shares
Shares sold	268	$3,131	548	$5,646
Reinvestment of distributions	235	2,746	286	2,945
Shares reacquired	(1,006)	(11,748)	(6,743)	(69,351)
Decrease	(503)	$(5,871)	(5,909)	$(60,760)

Class R6 Shares
Shares sold	126,235	$1,509,630	187,192	$1,951,262
Reinvestment of distributions	13,209	154,833	12,155	125,494
Shares reacquired	(162,468)	(1,992,303)	(168,324)	(1,737,434)
Increase (decrease)	(23,024)	$(327,840)	31,023	$339,322

Multi-Asset Income Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,484,121	$39,000,537	4,502,998	$65,327,867
Reinvestment of distributions	1,331,320	20,846,799	1,388,902	20,101,443
Shares reacquired	(7,687,051)	(119,988,124)	(12,540,146)	(181,561,863)
Decrease	(3,871,610)	$(60,140,788)	(6,648,246)	$(96,132,553)

Class C Shares
Shares sold	99,205	$1,571,505	179,786	$2,677,869
Reinvestment of distributions	59,638	949,728	96,649	1,425,635
Shares reacquired	(1,176,277)	(18,685,357)	(3,536,546)	(52,170,021)
Decrease	(1,017,434)	$(16,164,124)	(3,260,111)	$(48,066,517)

Notes to Financial Statements (concluded)

Multi-Asset Income Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	34,822	$536,961	58,493	$854,115
Reinvestment of distributions	31,499	492,504	52,156	755,018
Shares reacquired	(294,670)	(4,606,289)	(2,739,742)	(39,977,152)
Decrease	(228,349)	$(3,576,824)	(2,629,093)	$(38,368,019)

Class F3 Shares
Shares sold	735	$11,991	–	$–
Reinvestment of distributions	1,337	20,879	1,265	18,244
Shares reacquired	(1,335)	(20,852)	(1,265)	(18,244)
Increase	737	$12,018	–	$–

Class I Shares
Shares sold	1,020,752	$15,707,657	2,810,163	$40,679,103
Reinvestment of distributions	209,252	3,253,645	215,503	3,097,914
Shares reacquired	(1,827,340)	(28,239,063)	(3,743,018)	(53,956,318)
Decrease	(597,336)	$(9,277,761)	(717,352)	$(10,179,301)

Class R2 Shares
Shares sold	8,304	$134,344	7,255	$108,441
Reinvestment of distributions	641	10,403	401	5,997
Shares reacquired	(1,032)	(17,012)	(954)	(14,266)
Increase	7,913	$127,735	6,702	$100,172

Class R3 Shares
Shares sold	63,482	$984,597	148,943	$2,162,657
Reinvestment of distributions	27,592	431,949	29,043	420,454
Shares reacquired	(217,672)	(3,369,598)	(226,548)	(3,283,259)
Decrease	(126,598)	$(1,953,052)	(48,562)	$(700,148)

Class R4 Shares
Shares sold	13,050	$203,522	34,409	$497,965
Reinvestment of distributions	4,317	67,582	5,542	80,180
Shares reacquired	(44,492)	(677,791)	(57,018)	(821,106)
Decrease	(27,125)	$(406,687)	(17,067)	$(242,961)

Class R5 Shares
Shares sold	–	$–	109	$1,571
Reinvestment of distributions	–	–	38	546
Shares reacquired	–	–	(2,568)	(36,809)
Decrease	–	$–	(2,421)	$(34,692)

Class R6 Shares
Shares sold	7,680	$119,034	9,576	$138,096
Reinvestment of distributions	752	11,782	647	9,342
Shares reacquired	(639)	(9,991)	(58,515)	(849,208)
Increase (decrease)	7,793	$120,825	(48,292)	$(701,770)

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Lord Abbett Investment Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Multi-Asset Balanced Opportunity Fund and Lord Abbett Multi-Asset Income Fund (the “Funds”), two of the funds constituting the Lord Abbett Investment Trust, as of November 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of November 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian or counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
January 24, 2025

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Investments in Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbett. As of November 30, 2024, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Affiliated Fund, Inc. - Class I	10.12%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	14.63%
Lord Abbett Research Fund, Inc. - Dividend Growth Fund - Class I	15.41%
Lord Abbett Global Fund, Inc. - Emerging Markets Bond Fund - Class I	3.53%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	13.65%
Lord Abbett Securities Trust - Growth Leaders Fund - Class I	11.40%
Lord Abbett Investment Trust - High Yield Fund - Class I	5.05%
Lord Abbett Investment Trust - Income Fund - Class I	9.44%
Lord Abbett Securities Trust - International Equity Fund - Class I	4.25%
Lord Abbett Securities Trust - International Value Fund - Class I	3.69%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	2.24%
Lord Abbett Investment Trust - Ultra Short Bond Fund - Class I	0.21%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	5.55%
Lord Abbett Private Credit Fund	0.83%
Total	100.00%

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	%
Lord Abbett Affiliated Fund, Inc. - Class I	5.67%
Lord Abbett Investment Trust - Core Fixed Income Fund - Class I	32.39%
Lord Abbett Research Fund, Inc. - Dividend Growth Fund - Class I	8.52%
Lord Abbett Global Fund, Inc. - Emerging Markets Bond Fund - Class I	3.27%
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	7.86%
Lord Abbett Securities Trust - Growth Leaders Fund - Class I	6.47%
Lord Abbett Investment Trust - High Yield Fund - Class I	7.69%
Lord Abbett Investment Trust - Income Fund - Class I	10.90%
Lord Abbett Securities Trust - International Equity Fund - Class I	4.68%
Lord Abbett Securities Trust - International Value Fund - Class I	3.65%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	4.60%
Lord Abbett Investment Trust - Ultra Short Bond Fund - Class I	0.22%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	3.17%
Lord Abbett Private Credit Fund	0.91%
Total	100.00%

The Ten Largest Holdings and the Holdings by Sector as of November 30, 2024 for each Underlying Fund (except Lord Abbett Private Credit Fund) are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-PORT as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Investments in Underlying Funds (unaudited) (continued)

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
UnitedHealth Group, Inc.	3.43%
JPMorgan Chase & Co.	3.42%
Exxon Mobil Corp.	3.28%
Walmart, Inc.	3.27%
Philip Morris International, Inc.	2.90%
CRH PLC	2.58%
Charles Schwab Corp.	2.45%
Entergy Corp.	2.42%
Marsh & McLennan Cos., Inc.	2.40%
Parker-Hannifin Corp.	2.26%

Sector	% of Investments
Communication Services	3.03%
Consumer Discretionary	6.82%
Consumer Staples	8.75%
Energy	7.75%
Financials	25.58%
Health Care	9.53%
Industrials	19.31%
Information Technology	8.05%
Materials	6.17%
Utilities	4.46%
Repurchase Agreements	0.55%
Total	100.00%

Lord Abbett Investment Trust, Inc. – Core Fixed Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Notes, 3.500%, 9/30/2029	3.04%
U.S. Treasury Notes, 4.875%, 11/30/2025	2.50%
U.S. Treasury Bonds, 4.625%, 5/15/2044	2.49%
U.S. Treasury Notes, 3.750%, 8/31/2026	2.17%
U.S. Treasury Notes, 4.625%, 6/30/2026	2.14%
Uniform Mortgage-Backed Security, 5.500%, 1/1/2199	1.89%
Government National Mortgage Association, 6.000%, 1/1/2199	1.76%
U.S. Treasury Notes, 3.125%, 8/31/2029	1.69%
U.S. Treasury Bonds, 4.250%, 2/15/2054	1.64%
U.S. Treasury Bonds, 3.875%, 2/15/2043	1.53%

Investments in Underlying Funds (unaudited) (continued)

Holdings by Asset Allocation	% of Investments
Asset-Backed Securities	13.13%
Corporate Bonds	28.09%
Floating Rate Loans	1.34%
Foreign Government Obligations	0.85%
Government Sponsored Enterprises Collateralized Mortgage Obligations	2.28%
Government Sponsored Enterprises Pass-Throughs	24.54%
Municipal Bonds	0.06%
Non-Agency Commercial Mortgage-Backed Securities	6.33%
U.S. Treasury Obligations	21.73%
Repurchase Agreements	1.65%
Total	100.00%

Lord Abbett Research, Inc. – Dividend Growth Fund

Ten Largest Holdings	% of Investments
Microsoft Corp.	7.59%
NVIDIA Corp.	6.56%
UnitedHealth Group, Inc.	3.88%
Exxon Mobil Corp.	3.10%
Apple, Inc.	3.09%
Walmart, Inc.	2.86%
JPMorgan Chase & Co.	2.70%
Philip Morris International, Inc.	2.67%
Parker-Hannifin Corp.	2.48%
Broadcom, Inc.	2.45%

Sector	% of Investments
Consumer Discretionary	6.44%
Consumer Staples	8.58%
Energy	3.57%
Financials	19.87%
Health Care	12.51%
Industrials	9.65%
Information Technology	28.45%
Materials	5.78%
Utilities	3.61%
Repurchase Agreements	1.54%
Total	100.00%

Investments in Underlying Funds (unaudited) (continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Saudi Government International Bonds, 3.450%, 2/2/2061	1.72%
Peru Government International Bonds, 3.000%, 1/15/2034	1.43%
Indonesia Government International Bonds, 1.850%, 3/12/2031	1.40%
Brazil Government International Bonds, 7.125%, 5/13/2054	1.35%
Republic of South Africa Government International Bonds, 4.300%, 10/12/2028	1.34%
Egypt Government International Bonds, 7.600%, 3/1/2029	1.23%
Turkiye Government International Bonds, 7.625%, 5/15/2034	1.18%
Brazil Government International Bonds, 6.125%, 3/15/2034	1.14%
Colombia Government International Bonds, 5.000%, 6/15/2045	1.11%
Colombia Government International Bonds, 7.500%, 2/2/2034	1.09%

Holdings by Asset Allocation	% of Investments
Convertible Bonds	0.05%
Corporate Bonds	33.47%
Foreign Government Obligations	63.65%
Government Sponsored Enterprises Securities	1.85%
Repurchase Agreements	0.98%
Total	100.00%

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.32%
UnitedHealth Group, Inc.	3.07%
Wells Fargo & Co.	2.85%
Alphabet, Inc.	2.69%
Charles Schwab Corp.	2.50%
Parker-Hannifin Corp.	2.23%
Expand Energy Corp.	2.11%
Fiserv, Inc.	2.08%
Cummins, Inc.	2.06%
Morgan Stanley	2.03%

Sector	% of Investments
Communication Services	2.69%
Consumer Discretionary	6.57%
Consumer Staples	3.28%
Energy	7.19%
Financials	29.82%
Health Care	14.65%
Industrials	15.68%
Information Technology	8.75%
Materials	3.34%
Real Estate	3.91%
Utilities	3.77%
Repurchase Agreements	0.35%
Total	100.00%

Investments in Underlying Funds (unaudited) (continued)

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
NVIDIA Corp.	12.52%
Amazon.com, Inc.	4.96%
Microsoft Corp.	3.82%
Alphabet, Inc.	3.55%
Spotify Technology SA	3.54%
Meta Platforms, Inc.	3.37%
Netflix, Inc.	3.03%
Apple, Inc.	2.98%
AppLovin Corp.	2.85%
Tesla, Inc.	2.82%

Sector	% of Investments
Communication Services	17.38%
Consumer Discretionary	14.82%
Consumer Staples	1.04%
Financials	2.37%
Health Care	10.28%
Industrials	9.07%
Information Technology	43.28%
Repurchase Agreements	1.76%
Total	100.00%

Lord Abbett Investment Trust, Inc. – High Yield Fund

Ten Largest Holdings	% of Investments
Fidelity Government Portfolio	3.38%
Vistra Operations Co. LLC, 7.750%, 10/15/2031	0.60%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030	0.51%
American Airlines, Inc., 7.250%, 2/15/2028	0.44%
Cloud Software Group, Inc., 9.000%, 9/30/2029	0.43%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/1/2030	0.43%
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/2030	0.42%
Venture Global LNG, Inc., 9.500%, 2/1/2029	0.41%
Virgin Media Secured Finance PLC, 5.500%, 5/15/2029	0.39%
DaVita, Inc., 4.625%, 6/1/2030	0.38%

Holdings by Asset Allocation	% of Investments
Common Stocks	0.98%
Convertible Bonds	1.41%
Corporate Bonds	86.26%
Floating Rate Loans	6.36%
Non-Agency Commercial Mortgage-Backed Securities	0.29%
Preferred Stocks	0.17%
Warrants	0.00%
Repurchase Agreements	0.77%
Time Deposits	0.38%
Money Market Funds	3.38%
Total	100.00%

Investments in Underlying Funds (unaudited) (continued)

Lord Abbett Investment Trust – Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bonds, 4.500%, 2/15/2044	2.52%
Uniform Mortgage-Backed Security, 5.500%, 1/1/2199	1.28%
Uniform Mortgage-Backed Security, 5.000%, 1/1/2199	1.21%
Uniform Mortgage-Backed Security, 5.500%, 1/1/2199	1.14%
Uniform Mortgage-Backed Security, 6.000%, 1/1/2199	0.93%
Government National Mortgage Association, 6.500%, 1/1/2199	0.91%
Fidelity Government Portfolio	0.80%
Uniform Mortgage-Backed Security, 5.000%, 1/1/2199	0.79%
BAT Capital Corp., 7.750%, 10/19/2032	0.72%
Uniform Mortgage-Backed Security, 6.000%, 1/1/2199	0.71%

Holdings by Asset Allocation	% of Investments
Asset-Backed Securities	8.55%
Commercial Paper	0.42%
Corporate Bonds	67.06%
Floating Rate Loans	7.99%
Foreign Government Obligations	1.68%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.00%
Government Sponsored Enterprises Pass-Throughs	10.11%
Municipal Bonds	0.24%
Non-Agency Commercial Mortgage-Backed Securities	0.26%
U.S. Treasury Obligations	2.52%
Repurchase Agreements	0.28%
Time Deposits	0.09%
Money Market Funds	0.80%
Total	100.00%

Lord Abbett Securities Trust – International Equity Fund

Ten Largest Holdings	% of Investments
Taiwan Semiconductor Manufacturing Co. Ltd.	4.21%
SAP SE	2.58%
Tencent Holdings Ltd.	2.43%
Schneider Electric SE	2.21%
Hitachi Ltd.	2.20%
Shell PLC	1.88%
CRH PLC	1.86%
Novo Nordisk AS	1.84%
Cie de Saint-Gobain SA	1.82%
Deutsche Telekom AG	1.79%

Investments in Underlying Funds (unaudited) (continued)

Sector	% of Investments
Communication Services	7.62%
Consumer Discretionary	8.83%
Consumer Staples	7.05%
Energy	3.61%
Financials	19.51%
Health Care	10.26%
Industrials	18.30%
Information Technology	10.65%
Materials	6.20%
Real Estate	1.97%
Utilities	2.81%
Repurchase Agreements	3.19%
Total	100.00%

Lord Abbett Securities Trust – International Value Fund

Ten Largest Holdings	% of Investments
Shell PLC	4.17%
HSBC Holdings PLC	2.63%
Novartis AG	2.51%
Imperial Brands PLC	2.46%
Sompo Holdings, Inc.	2.41%
Sanofi SA	2.38%
AXA SA	2.34%
BHP Group Ltd.	2.31%
Mizuho Financial Group, Inc.	2.27%
Erste Group Bank AG	2.26%

Sector	% of Investments
Communication Services	3.97%
Consumer Discretionary	4.65%
Consumer Staples	8.33%
Energy	6.89%
Financials	29.07%
Health Care	9.57%
Industrials	13.05%
Information Technology	3.19%
Materials	8.11%
Real Estate	3.13%
Utilities	6.81%
Repurchase Agreements	3.23%
Total	100.00%

Investments in Underlying Funds (unaudited) (continued)

Lord Abbett Investment Trust, Inc. – Short Duration Income Fund

Ten Largest Holdings	% of Investments
Uniform Mortgage-Backed Security, 5.000%, 1/1/2199	2.57%
Uniform Mortgage-Backed Security, 5.500%, 1/1/2199	2.26%
U.S. Treasury Notes, 3.750%, 8/31/2026	0.82%
U.S. Treasury Inflation-Indexed Notes, 0.250%, 1/15/2025	0.76%
U.S. Treasury Notes, 5.000%, 9/30/2025	0.72%
U.S. Treasury Notes, 4.125%, 1/31/2025	0.65%
Citigroup, Inc., 3.106%, 4/8/2026	0.53%
Uniform Mortgage-Backed Security, 6.000%, 1/1/2199	0.49%
Centene Corp., 4.250%, 12/15/2027	0.47%
HCA, Inc., 5.250%, 4/15/2025	0.43%

Holdings by Asset Allocation	% of Investments
Asset-Backed Securities	23.87%
Commercial Paper	0.07%
Convertible Bonds	0.09%
Corporate Bonds	53.38%
Floating Rate Loans	5.88%
Foreign Government Obligations	0.52%
Government Sponsored Enterprises Collateralized Mortgage Obligations	0.02%
Government Sponsored Enterprises Pass-Throughs	5.86%
Non-Agency Commercial Mortgage-Backed Securities	6.73%
U.S. Treasury Obligations	2.95%
Repurchase Agreements	0.47%
Time Deposits	0.02%
Money Market Funds	0.14%
Total	100.00%

Lord Abbett Investment Trust – Ultra Short Bond Fund

Ten Largest Holdings	% of Investments
HSBC Holdings PLC, 2.999%, 3/10/2026	1.34%
U.S. Treasury Notes, 5.000%, 9/30/2025	1.24%
Glencore Funding LLC, 5.070%, 12/20/2024	1.20%
Santander U.K. Group Holdings PLC, 1.673%, 6/14/2027	1.19%
APA Corp., 5.266%, 12/2/2024	0.92%
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/2025	0.91%
Santander U.K. Group Holdings PLC, 6.833%, 11/21/2026	0.82%
Boeing Co., 4.875%, 5/1/2025	0.79%
Citigroup, Inc., 2.014%, 1/25/2026	0.78%
Conagra Brands, Inc., 12/18/2024	0.69%

Investments in Underlying Funds (unaudited) (concluded)

Holdings by Asset Allocation	% of Investments
Asset-Backed Securities	26.56%
Commercial Paper	8.84%
Corporate Bonds	53.84%
Floating Rate Loans	3.35%
Foreign Government Obligations	0.51%
Non-Agency Commercial Mortgage-Backed Securities	3.09%
U.S. Treasury Obligations	3.37%
Repurchase Agreements	0.27%
Time Deposits	0.02%
Money Market Funds	0.15%
Total	100.00%

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Commvault Systems, Inc.	3.19%
TPG, Inc.	2.67%
BJ’s Wholesale Club Holdings, Inc.	2.40%
EMCOR Group, Inc.	2.30%
Belden, Inc.	2.23%
Permian Resources Corp.	2.18%
Expand Energy Corp.	2.12%
Descartes Systems Group, Inc.	2.08%
Allegion PLC	2.07%
Paylocity Holding Corp.	2.00%

Sector	% of Investments
Communication Services	1.77%
Consumer Discretionary	10.46%
Consumer Staples	2.40%
Energy	6.09%
Financials	18.00%
Health Care	8.96%
Industrials	21.66%
Information Technology	17.24%
Materials	6.10%
Real Estate	3.86%
Utilities	2.60%
Repurchase Agreements	0.86%
Total	100.00%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Multi-Asset Balanced Opportunity Fund	2%	11%
Multi-Asset Income Fund	8%	16%

The Funds listed below intend to pass through foreign source income and foreign taxes as follows:

Fund Name	Foreign Source Income	Foreign Taxes
Multi-Asset Balanced Opportunity Fund	$3,881,140	$252,947
Multi-Asset Income Fund	1,765,324	110,165

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Investment Trust Lord Abbett Multi-Asset Balanced Opportunity Fund Lord Abbett Multi-Asset Income Fund	LASAF-2 (01/25)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Convertible Fund

Core Fixed Income Fund

Core Plus Bond Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Short Duration Core Bond Fund

Short Duration Income Fund

Total Return Fund

Ultra Short Bond Fund

For the fiscal year ended November 30, 2024

Table of Contents

Schedules of Investments (Item 7)

1	Convertible Fund

7	Core Fixed Income Fund

28	Core Plus Bond Fund

61	Floating Rate Fund

95	High Yield Fund

129	Income Fund

159	Inflation Focused Fund

190	Short Duration Core Bond Fund

214	Short Duration Income Fund

269	Total Return Fund

296	Ultra Short Bond Fund

322	Statements of Assets and Liabilities (Item 7)

330	Statements of Operations (Item 7)

336	Statements of Changes in Net Assets (Item 7)

344	Financial Highlights (Item 7)

388	Notes to Financial Statements (Item 7)

443	Report of Independent Registered Public Accounting Firm (Item 7)

444	Changes in and Disagreements with Accountants (Item 8)

444	Proxy Disclosures (Item 9)

444	Remuneration Paid to Trustees, Officers, and Others (Item 10)

Schedule of Investments

CONVERTIBLE FUND November 30, 2024

Investments			Shares		Fair Value
LONG-TERM INVESTMENTS 96.54%

COMMON STOCKS 0.95%

Information Technology Services 0.23%
GDS Holdings Ltd. ADR*				69,000	$1,358,610

Software 0.72%
CyberArk Software Ltd. (Israel)*(a)				13,267	4,292,007
Total Common Stocks (cost $5,481,824)					5,650,617

	Interest Rate	Maturity Date		Principal Amount‡

CONVERTIBLE BONDS 85.69%

Aerospace/Defense 0.77%
Rheinmetall AG	2.25%	2/7/2030	EUR	2,100,000	4,584,896

Airlines 3.51%
Southwest Airlines Co.	1.25%	5/1/2025		$20,400,000	20,802,900

Auto Manufacturers 0.42%
Rivian Automotive, Inc.	3.625%	10/15/2030		2,850,000	2,495,674

Biotechnology 1.89%
Insmed, Inc.	0.75%	6/1/2028		1,932,000	4,538,881
Sarepta Therapeutics, Inc.	1.25%	9/15/2027		5,750,000	6,655,386
Total					11,194,267

Commercial Services 2.74%
Shift4 Payments, Inc.	0.50%	8/1/2027		9,400,000	10,734,407
Stride, Inc.	1.125%	9/1/2027		2,700,000	5,534,652
Total					16,269,059

Computers 5.86%
Lumentum Holdings, Inc.	0.50%	12/15/2026		9,470,000	10,639,545
Lumentum Holdings, Inc.	1.50%	12/15/2029		1,940,000	2,781,960
Parsons Corp.†	2.625%	3/1/2029		6,300,000	7,542,411
Seagate HDD Cayman (Cayman Islands)(a)	3.50%	6/1/2028		1,604,000	2,152,888
Varonis Systems, Inc.†	1.00%	9/15/2029		8,247,000	8,285,275
Western Digital Corp.	3.00%	11/15/2028		2,166,000	3,347,999
Total					34,750,078

See Notes to Financial Statements.	1

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services 4.53%
Coinbase Global, Inc.	0.50%	6/1/2026	$12,635,000	$14,201,740
SoFi Technologies, Inc.†	1.25%	3/15/2029	4,415,000	8,268,412
Upstart Holdings, Inc.†	1.00%	11/15/2030	4,000,000	4,400,760
Total				26,870,912

Electric 4.67%
Duke Energy Corp.	4.125%	4/15/2026	6,415,000	6,845,354
NRG Energy, Inc.	2.75%	6/1/2048	2,505,000	6,208,355
PPL Capital Funding, Inc.	2.875%	3/15/2028	5,170,000	5,639,510
Southern Co.†	4.50%	6/15/2027	8,315,000	9,019,518
Total				27,712,737

Electronics 1.36%
Itron, Inc.	Zero Coupon	3/15/2026	7,400,000	8,048,968

Engineering & Construction 1.53%
Granite Construction, Inc.†	3.25%	6/15/2030	6,330,000	9,095,153

Entertainment 1.12%
Live Nation Entertainment, Inc.	3.125%	1/15/2029	4,625,000	6,614,444

Health Care-Products 4.00%
Insulet Corp.	0.375%	9/1/2026	6,165,000	7,884,525
NuVasive, Inc.	0.375%	3/15/2025	16,055,000	15,856,721
Total				23,741,246

Internet 20.46%
Alibaba Group Holding Ltd. (China)†(a)	0.50%	6/1/2031	3,400,000	3,685,830
Booking Holdings, Inc.	0.75%	5/1/2025	1,280,000	3,540,061
MakeMyTrip Ltd. (India)(a)	Zero Coupon	2/15/2028	990,000	2,964,465
Match Group Financeco 2, Inc.†	0.875%	6/15/2026	21,450,000	20,087,925
Okta, Inc.	0.125%	9/1/2025	12,130,000	11,717,580
Palo Alto Networks, Inc.	0.375%	6/1/2025	1,102,000	4,302,077
Q2 Holdings, Inc.	0.75%	6/1/2026	4,900,000	6,239,660
Sea Ltd. (Singapore)(a)	2.375%	12/1/2025	5,000,000	6,675,121
Shopify, Inc. (Canada)(a)	0.125%	11/1/2025	18,828,000	19,454,125
Spotify USA, Inc.	Zero Coupon	3/15/2026	6,495,000	7,091,241
Trip.com Group Ltd. (China)†(a)	0.75%	6/15/2029	5,000,000	5,905,020
Uber Technologies, Inc.	Zero Coupon	12/15/2025	7,766,000	8,315,347
Wayfair, Inc.	1.00%	8/15/2026	4,275,000	3,962,284
Wayfair, Inc.	3.25%	9/15/2027	3,100,000	3,403,080

2	See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Internet (continued)
Wix.com Ltd. (Israel)(a)	Zero Coupon	8/15/2025		$10,000,000	$9,675,000
Zillow Group, Inc.	2.75%	5/15/2025		3,345,000	4,328,430
Total					121,347,246

Leisure Time 2.14%
Carnival Corp.	5.75%	12/1/2027		1,210,000	2,484,607
NCL Corp. Ltd.	1.125%	2/15/2027		5,500,000	5,830,962
Royal Caribbean Cruises Ltd.	6.00%	8/15/2025		885,000	4,341,886
Total					12,657,455

Machinery: Construction & Mining 0.83%
Siemens Energy Finance BV	5.625%	9/14/2025	EUR	1,400,000	4,890,350

Miscellaneous Manufacturing 1.55%
Axon Enterprise, Inc.	0.50%	12/15/2027		$3,250,000	9,216,361

REITS 4.41%
COPT Defense Properties LP†	5.25%	9/15/2028		5,482,000	6,634,783
Digital Realty Trust LP†	1.875%	11/15/2029		7,000,000	7,532,901
Welltower OP LLC†	3.125%	7/15/2029		9,900,000	11,958,374
Total					26,126,058

Retail 1.00%
Freshpet, Inc.	3.00%	4/1/2028		2,600,000	5,943,735

Semiconductors 1.03%
Nova Ltd. (Israel)(a)	Zero Coupon	10/15/2025		875,000	2,016,328
ON Semiconductor Corp.	0.50%	3/1/2029		4,136,000	4,098,455
Total					6,114,783

Software 21.87%
Bill Holdings, Inc.	Zero Coupon	4/1/2027		27,320,000	24,144,050
Box, Inc.†	1.50%	9/15/2029		6,600,000	6,791,400
Datadog, Inc.	0.125%	6/15/2025		4,500,000	7,483,584
Five9, Inc.	0.50%	6/1/2025		7,894,000	7,683,230
Guidewire Software, Inc.†	1.25%	11/1/2029		10,825,000	11,467,241
MicroStrategy, Inc.†	Zero Coupon	12/1/2029		24,000,000	22,814,656
MicroStrategy, Inc.†	0.625%	9/15/2028		2,190,000	5,089,366
Pegasystems, Inc.	0.75%	3/1/2025		3,000,000	2,978,307
RingCentral, Inc.	Zero Coupon	3/15/2026		22,900,000	21,205,400
Snowflake, Inc.†	Zero Coupon	10/1/2027		5,080,000	6,522,437

See Notes to Financial Statements.	3

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Software (continued)
Tyler Technologies, Inc.	0.25%	3/15/2026	$4,425,000	$5,800,219
Vertex, Inc.†	0.75%	5/1/2029	4,785,000	7,700,555
Total				129,680,445
Total Convertible Bonds (cost $455,949,418)				508,156,767

	Dividend Rate		Shares

CONVERTIBLE PREFERRED STOCKS 9.90%

Capital Markets 1.68%
Ares Management Corp.	6.75%		178,950	9,953,199

Commercial Banks 3.71%
Bank of America Corp.	7.25%		17,654	22,014,538

Electric: Utilities 2.45%
NextEra Energy, Inc.	7.299%		278,000	14,518,550

Financial Services 1.34%
Apollo Global Management, Inc.	6.75%		85,905	7,902,817

Technology Hardware, Storage & Peripherals 0.72%
Hewlett Packard Enterprise Co.	7.625%		70,000	4,285,202
Total Convertible Preferred Stocks (cost $56,595,082)				58,674,306
Total Long-Term Investments (cost $518,026,324)				572,481,690

			Principal Amount‡

OPTIONS PURCHASED 1.48% (cost $8,196,691)				8,799,529

SHORT-TERM INVESTMENTS 1.79%

REPURCHASE AGREEMENTS 1.79%
Repurchase Agreement dated 11/29/2024, 2.200% due 12/2/2024 with Fixed Income Clearing Corp. collateralized by $10,644,900 of U.S. Treasury Note at 4.250% due 12/31/2025; value: $10,815,170; proceeds: $10,604,977 (cost $10,603,033)			$10,603,033	10,603,033
Total Investments in Securities 99.81% (cost $536,826,048)				591,884,252
Other Assets and Liabilities – Net(b) 0.19%				1,116,141
Net Assets 100.00%				$593,000,393

4	See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2024

EUR	Euro.
ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2024, the total value of Rule 144A securities was $162,802,017, which represents 27.45% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets and Liabilities – Net include net unrealized appreciation on forward foreign currency exchange contracts and options purchased as follows:

Options Purchased at November 30, 2024:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
Affirm Holdings, Inc. Call	UBS AG	125,000	3/21/2025	$ 80.00	$125,000	$1,088,025
Core Scientific, Inc. Call	J.P. Morgan	500,000	1/17/2025	19.00	500,000	776,970
GDS Holdings LTD. ADR, Call	Morgan Stanley	300,000	3/21/2025	25.00	300,000	467,900
MongoDB, Inc. Call	J.P. Morgan	24,500	3/21/2025	360.00	24,500	757,412
Palo Alto Networks, Inc. Call	Morgan Stanley	30,500	3/21/2025	400.00	30,500	838,886
Rocket Lab USA, Inc. Call	Morgan Stanley	550,000	4/17/2025	27.00	550,000	3,860,425
Royal Caribbean Cruises Ltd. Call	Morgan Stanley	55,000	3/21/2025	250.00	55,000	1,009,911
Total OTC Options Purchased						$8,799,529

Forward Foreign Currency Exchange Contracts at November 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	State Street Bank and Trust	2/20/2025	5,879,000	$6,256,755	$6,235,037	$21,718
Euro	Sell	State Street Bank and Trust	2/20/2025	2,350,000	2,499,929	2,492,318	7,611
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$29,329

See Notes to Financial Statements.	5

Schedule of Investments (concluded)

CONVERTIBLE FUND November 30, 2024

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$5,650,617	$–	$–	$5,650,617
Convertible Bonds	–	508,156,767	–	508,156,767
Convertible Preferred Stocks	–	58,674,306	–	58,674,306
Options Purchased	–	8,799,529	–	8,799,529
Short-Term Investments
Repurchase Agreements	–	10,603,033	–	10,603,033
Total	$5,650,617	$586,233,635	$–	$591,884,252
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$29,329	$–	$29,329
Liabilities	–	–	–	–
Total	$–	$29,329	$–	$29,329

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

6	See Notes to Financial Statements.

Schedule of Investments

CORE FIXED INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 120.26%

ASSET-BACKED SECURITIES 16.06%

Automobiles 5.75%
Ally Auto Receivables Trust Series 2023-1 Class A3	5.46%	5/15/2028	$19,705,000	$19,909,711
Bank of America Auto Trust Series 2023-1A Class A3†	5.53%	2/15/2028	15,645,000	15,795,974
BMW Vehicle Lease Trust Series 2023-2 Class A3	5.99%	9/25/2026	14,790,000	14,897,911
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	7,250,000	7,351,974
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%	5/25/2029	16,070,000	16,250,021
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	10,960,000	11,076,621
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	17,924,000	18,157,433
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	9,945,000	10,094,688
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	7,080,000	7,246,761
Exeter Automobile Receivables Trust Series 2024-4A Class B	5.29%	8/15/2030	10,058,000	10,125,107
Exeter Automobile Receivables Trust Series 2024-5A Class B	4.48%	4/16/2029	9,675,000	9,624,747
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	4,427,820	4,425,693
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	6,510,000	6,514,941
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	15,365,000	15,334,179
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	3,580,000	3,595,416
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	9,700,000	9,760,524
NextGear Floorplan Master Owner Trust Series 2022-1A Class A2†	2.80%	3/15/2027	8,473,000	8,423,610
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	675,512	675,818
Octane Receivables Trust Series 2023-3A Class A2†	6.44%	3/20/2029	5,637,971	5,707,573
PenFed Auto Receivables Owner Trust Series 2024-A Class A4†	4.75%	3/15/2030	6,320,000	6,324,362
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%	8/15/2028	5,049,000	5,081,287
Santander Drive Auto Receivables Trust Series 2022-5 Class B	4.43%	3/15/2027	4,106,795	4,103,678

See Notes to Financial Statements.	7

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2022-6 Class B	4.72%		6/15/2027	$11,743,051	$11,740,173
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%		4/17/2028	19,578,000	19,649,503
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%		8/15/2031	9,905,000	10,202,291
Westlake Automobile Receivables Trust Series 2023-1A Class A3†	5.21%		1/18/2028	8,024,325	8,031,218
Total					260,101,214

Credit Card 2.42%
American Express Credit Account Master Trust Series 2024-2 Class A	5.24%		4/15/2031	5,235,000	5,413,744
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	5.468% (3 mo. USD Term SOFR + 0.81%	)#	5/15/2028	9,093,000	9,089,151
Capital One Multi-Asset Execution Trust Series 2022-A1 Class A1	2.80%		3/15/2027	38,640,000	38,435,652
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A	3.49%		5/15/2027	29,855,000	29,697,766
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	14,980,000	15,177,388
World Financial Network Credit Card Master Trust Series 2023-A Class A	5.02%		3/15/2030	11,265,000	11,330,932
Total					109,144,633

Other 7.89%
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	6.125% (1 mo. USD Term SOFR + 1.51%	)#	1/15/2037	4,396,707	4,383,001
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	9,415,000	9,433,440
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	7,825,000	7,930,710
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	8,695,000	8,756,333
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	2,885,000	2,905,350
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	8,400,000	8,369,262
AIMCO CLO Series 2018-AA Class AR†(a)	–	(b)	10/17/2037	27,270,000	27,270,000

8	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.074% (1 mo. USD Term SOFR + 1.46%	)#	11/15/2036	$5,018,001	$5,025,064
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031	80,252	80,281
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	9,795,000	9,855,807
Bain Capital Credit CLO Ltd. Series 2023-4A Class C†	7.517% (3 mo. USD Term SOFR + 2.90%	)#	10/21/2036	4,090,000	4,141,323
Ballyrock CLO 22 Ltd. Series 2024-22A Class A1A†	6.196% (3 mo. USD Term SOFR + 1.54%	)#	4/15/2037	12,450,000	12,509,159
Ballyrock CLO 27 Ltd. Series 2024-27A Class A1A†	6.212% (3 mo. USD Term SOFR + 1.35%	)#	10/25/2037	11,510,000	11,524,291
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class B†	6.926% (3 mo. USD Term SOFR + 2.30%	)#	1/25/2036	6,370,000	6,433,491
Bristol Park CLO Ltd. Series 2016-1A Class CR†	6.868% (3 mo. USD Term SOFR + 2.21%	)#	4/15/2029	6,460,000	6,486,196
BSPRT Issuer Ltd. Series 2022-FL8 Class A†	6.306% (30 day USD SOFR Average + 1.50%	)#	2/15/2037	2,156,278	2,153,608
CIFC Funding Ltd. Series 2024-1A Class A†	6.132% (3 mo. USD Term SOFR + 1.50%	)#	4/18/2037	12,750,000	12,812,984
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	2,010,805	2,013,480
Dell Equipment Finance Trust Series 2024-2 Class A3†	4.59%		8/22/2030	11,520,000	11,535,453
Eaton Vance CLO Ltd. Series 2013-1A Class A13R†	6.168% (3 mo. USD Term SOFR + 1.51%	)#	1/15/2034	4,198,000	4,209,496
Elmwood CLO 16 Ltd. Series 2022-3A Class AR†	6.147% (3 mo. USD Term SOFR + 1.53%	)#	4/20/2037	11,750,000	11,853,767
Elmwood CLO 24 Ltd. Series 2023-3A Class B†	6.998% (3 mo. USD Term SOFR + 2.35%	)#	12/11/2033	6,310,000	6,331,543
Generate CLO 16 Ltd. Series 2024-16A Class A1†	6.547% (3 mo. USD Term SOFR + 1.54%	)#	7/20/2037	9,850,000	9,929,620
Kubota Credit Owner Trust Series 2024-2A Class A3†	5.26%		11/15/2028	10,775,000	10,958,529
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	5,317,000	5,100,255
Lendmark Funding Trust Series 2021-1A Class C†	3.41%		11/20/2031	2,095,000	1,940,491
Lendmark Funding Trust Series 2021-2A Class B†	2.37%		4/20/2032	6,465,000	5,883,864

See Notes to Financial Statements.	9

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.348% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	$5,381,225	$5,381,225
Magnetite XLII Ltd. Series 2024-42A Class A1†(a)	–	(b)	1/25/2038	16,120,000	16,120,000
Magnetite XXXIX Ltd. Series 2023-39A Class B†	6.776% (3 mo. USD Term SOFR + 2.15%	)#	10/25/2033	9,250,000	9,280,027
Mariner Finance Issuance Trust Series 2021-AA Class D†	3.83%		3/20/2036	2,420,000	2,280,793
Marlette Funding Trust Series 2020-2A Class D†	4.65%		9/16/2030	184,321	184,267
Marlette Funding Trust Series 2022-3A Class B†	5.95%		11/15/2032	2,920,377	2,923,878
MF1 LLC Series 2022-FL9 Class A†	6.756% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	4,258,631	4,265,345
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	5.868% (3 mo. USD Term SOFR + 1.21%	)#	7/15/2029	115,493	115,612
OHA Credit Funding 17 Ltd. Series 2024-17A Class C†	6.917% (3 mo. USD Term SOFR + 2.30%	)#	4/20/2037	7,350,000	7,431,005
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	8,000,000	8,054,198
Palmer Square CLO Ltd. Series 2024-2A Class A1†	6.694% (3 mo. USD Term SOFR + 1.40%	)#	7/20/2037	9,980,000	10,012,553
PEAC Solutions Receivables LLC Series 2024-2A Class A3†	4.65%		10/20/2031	9,885,000	9,780,274
Post CLO Ltd. Series 2023-1A Class B1†	7.117% (3 mo. USD Term SOFR + 2.50%	)#	4/20/2036	3,085,000	3,103,002
Post Road Equipment Finance Series 2022-1A Class A2†	4.88%		11/15/2028	3,702,216	3,701,861
Rad CLO 23 Ltd. Series 2024-23A Class B1†	6.667% (3 mo. USD Term SOFR + 2.05%	)#	4/20/2037	4,750,000	4,802,046
Ready Capital Mortgage Financing LLC Series 2023-FL12 Class A†	6.923% (1 mo. USD Term SOFR + 2.34%	)#	5/25/2038	2,993,681	3,002,058
Sandstone Peak III Ltd. Series 2024-1A Class A1†	6.256% (3 mo. USD Term SOFR + 1.63%	)#	4/25/2037	13,330,000	13,413,925
SCF Equipment Leasing LLC Series 2021-1A Class C†	1.54%		10/21/2030	4,570,000	4,505,412
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	26,965,000	27,550,124
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	1,811,452	1,585,839

10	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Texas Debt Capital CLO Ltd. Series 2024-1A Class B†	6.582% (3 mo. USD Term SOFR + 1.95%	)#	4/22/2037	$9,520,000	$9,571,821
Total					356,892,063
Total Asset-Backed Securities (cost $722,001,906)					726,137,910

CORPORATE BONDS 34.35%

Aerospace/Defense 0.34%
Boeing Co.†	6.388%		5/1/2031	8,952,000	9,433,463
L3Harris Technologies, Inc.	5.40%		7/31/2033	5,956,000	6,096,479
Total					15,529,942

Agriculture 1.52%
BAT Capital Corp.	5.834%		2/20/2031	3,658,000	3,811,900
BAT Capital Corp.	6.343%		8/2/2030	17,938,000	19,076,223
Imperial Brands Finance PLC (United Kingdom)†(c)	5.50%		2/1/2030	17,069,000	17,390,022
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%		7/27/2027	6,880,000	7,087,882
Philip Morris International, Inc.	5.625%		11/17/2029	6,254,000	6,511,547
Reynolds American, Inc.	4.45%		6/12/2025	9,194,000	9,177,529
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	5,719,000	5,687,746
Total					68,742,849

Auto Manufacturers 1.02%
Ford Motor Credit Co. LLC	2.70%		8/10/2026	9,056,000	8,679,284
Ford Motor Credit Co. LLC	6.125%		3/8/2034	7,977,000	8,048,511
General Motors Financial Co., Inc.	5.95%		4/4/2034	7,598,000	7,835,776
Hyundai Capital America†	1.80%		10/15/2025	18,735,000	18,236,282
Hyundai Capital America†	5.80%		6/26/2025	3,324,000	3,340,807
Total					46,140,660

Banks 9.80%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	7,800,000	6,750,887
Bank of America Corp.	1.658% (SOFR + 0.91%	)#	3/11/2027	4,902,000	4,711,976
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%	)#	7/21/2028	14,259,000	13,845,114
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	18,874,000	18,399,065
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%	)#	7/26/2030	4,099,000	4,093,660

See Notes to Financial Statements.	11

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%	)#	4/26/2034	$4,377,000	$4,380,388
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%	)#	9/13/2027	18,000,000	18,457,503
BNP Paribas SA (France)†(c)	4.375% (5 yr. USD Swap + 1.48%	)#	3/1/2033	4,175,000	4,024,625
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	16,090,000	15,796,450
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	9,838,000	9,484,260
Citigroup, Inc.	5.827% (SOFR + 2.06%	)#	2/13/2035	9,659,000	9,858,758
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%	)#	7/23/2032	5,000,000	5,103,058
Danske Bank AS (Denmark)†(c)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028	20,231,000	19,956,062
Danske Bank AS (Denmark)†(c)	4.375%		6/12/2028	9,903,000	9,739,860
Danske Bank AS (Denmark)†(c)	6.259% (1 yr. CMT + 1.18%	)#	9/22/2026	14,803,000	14,951,792
Danske Bank AS (Denmark)†(c)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026	7,559,000	7,568,459
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033	20,118,000	17,700,565
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%	)#	2/1/2028	24,978,000	24,498,466
KeyCorp	4.789% (SOFR + 2.06%	)#	6/1/2033	5,000,000	4,820,319
M&T Bank Corp.	5.053% (SOFR + 1.85%	)#	1/27/2034	4,710,000	4,580,052
Macquarie Bank Ltd. (Australia)†(c)	3.052% (5 yr. CMT + 1.70%	)#	3/3/2036	4,333,000	3,774,349
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD LIBOR + 1.73%	)#	3/27/2029	7,544,000	7,505,866
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.541% (1 yr. CMT + 1.50%	)#	4/17/2026	8,785,000	8,802,546
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	10,000,000	8,449,053
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	15,183,000	14,957,612
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	5,246,000	5,183,614

12	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	5.32% (SOFR + 1.56%	)#	7/19/2035	$10,333,000	$10,487,347
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026	8,429,000	8,619,542
PNC Financial Services Group, Inc.	4.812% (SOFR + 1.26%	)#	10/21/2032	11,034,000	10,930,893
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%	)#	1/22/2035	3,804,000	3,943,365
PNC Financial Services Group, Inc.	6.037% (SOFR + 2.14%	)#	10/28/2033	10,255,000	10,851,603
Royal Bank of Canada (Canada)(c)	6.00%		11/1/2027	3,032,000	3,151,330
Toronto-Dominion Bank (Canada)(c)	5.146% (5 yr. CMT + 1.50%	)#	9/10/2034	1,390,000	1,377,271
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035	10,282,000	10,611,504
Truist Financial Corp.	5.867% (SOFR + 2.36%	)#	6/8/2034	4,175,000	4,351,856
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	13,037,000	12,760,025
U.S. Bancorp	4.967% (SOFR + 2.11%	)#	7/22/2033	1,622,000	1,589,092
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035	7,833,000	8,115,788
UBS Group AG (Switzerland)†(c)	1.364% (1 yr. CMT + 1.08%	)#	1/30/2027	6,618,000	6,347,256
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	8,352,000	7,885,010
UBS Group AG (Switzerland)†(c)	6.301% (1 yr. CMT + 2.00%	)#	9/22/2034	10,900,000	11,697,975
UBS Group AG (Switzerland)†(c)	6.327% (1 yr. CMT + 1.60%	)#	12/22/2027	5,626,000	5,781,020
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%	)#	8/11/2028	14,127,000	14,675,153
Wells Fargo & Co.	2.164% (3 mo. USD Term SOFR + 1.01%	)#	2/11/2026	4,084,000	4,062,132
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	4,559,000	4,509,578
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	6,505,000	6,137,539
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	8,807,000	7,897,432

See Notes to Financial Statements.	13

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	$14,816,000	$14,392,694
Wells Fargo Bank NA	5.85%		2/1/2037	5,225,000	5,489,671
Total					443,059,435

Beverages 0.19%
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	8,194,000	8,430,845

Biotechnology 0.02%
Baxalta, Inc.	4.00%		6/23/2025	1,114,000	1,108,508

Chemicals 0.22%
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	10,121,000	9,815,638

Commercial Services 0.14%
GXO Logistics, Inc.	6.50%		5/6/2034	5,875,000	6,200,809

Computers 0.39%
Accenture Capital, Inc.	4.25%		10/4/2031	9,837,000	9,625,323
Gartner, Inc.†	4.50%		7/1/2028	8,360,000	8,167,752
Total					17,793,075

Distribution/Wholesale 0.14%
Mitsubishi Corp. (Japan)†(c)	5.125%		7/17/2034	6,007,000	6,123,020

Diversified Financial Services 2.25%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	6.50%		7/15/2025	10,349,000	10,430,120
Air Lease Corp.	5.20%		7/15/2031	5,518,000	5,564,832
Aircastle Ltd.†	2.85%		1/26/2028	12,633,000	11,837,823
American Express Co.	5.284% (SOFR + 1.42%	)#	7/26/2035	10,088,000	10,233,372
Aviation Capital Group LLC†	1.95%		1/30/2026	4,639,000	4,476,814
Aviation Capital Group LLC†	5.375%		7/15/2029	10,830,000	11,011,790
Aviation Capital Group LLC†	6.75%		10/25/2028	4,180,000	4,420,472
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	19,630,000	18,940,978
Intercontinental Exchange, Inc.	5.25%		6/15/2031	8,990,000	9,213,010
Lseg U.S. Fin Corp.†	5.297%		3/28/2034	4,657,000	4,759,202
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,435,000	4,343,063
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	648,000	562,874
Nuveen LLC†	5.85%		4/15/2034	5,569,000	5,768,197
Total					101,562,547

14	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric 4.70%
AEP Transmission Co. LLC	5.15%	4/1/2034	$5,798,000	$5,867,582
AES Corp.†	3.95%	7/15/2030	13,041,000	12,188,378
Alfa Desarrollo SpA (Chile)†(c)	4.55%	9/27/2051	7,523,971	5,751,950
American Electric Power Co., Inc.	5.699%	8/15/2025	10,422,000	10,473,449
American Transmission Systems, Inc.†	2.65%	1/15/2032	10,360,000	8,966,853
Chile Electricity Lux MPC II SARL (Luxembourg)†(c)	5.58%	10/20/2035	6,770,000	6,675,220
Duke Energy Indiana LLC	5.25%	3/1/2034	8,216,000	8,428,117
Enel Finance International NV (Netherlands)†(c)	5.125%	6/26/2029	5,488,000	5,540,956
Entergy Corp.	0.90%	9/15/2025	8,007,000	7,761,834
Entergy Louisiana LLC	5.15%	9/15/2034	10,000,000	10,085,027
Entergy Louisiana LLC	5.70%	3/15/2054	5,824,000	6,071,780
Evergy Missouri West, Inc.†	5.65%	6/1/2034	12,641,000	13,132,382
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(c)	7.25%	1/31/2041	3,035,000	3,036,214
FirstEnergy Transmission LLC†	5.00%	1/15/2035	3,020,000	3,000,910
Indianapolis Power & Light Co.†	5.70%	4/1/2054	5,907,000	6,145,834
IPALCO Enterprises, Inc.	4.25%	5/1/2030	12,000,000	11,445,464
Liberty Utilities Co.†	5.869%	1/31/2034	8,756,000	8,986,502
MidAmerican Energy Co.	5.85%	9/15/2054	4,379,000	4,715,608
Minejesa Capital BV (Netherlands)†(c)	4.625%	8/10/2030	6,952,445	6,773,578
Narragansett Electric Co.†	5.35%	5/1/2034	6,045,000	6,151,700
NSTAR Electric Co.	5.40%	6/1/2034	9,042,000	9,345,370
Oglethorpe Power Corp.†	5.80%	6/1/2054	9,800,000	10,158,289
Oglethorpe Power Corp.	5.95%	11/1/2039	3,451,000	3,615,442
Ohio Edison Co.	8.25%	10/15/2038	2,419,000	3,106,735
Oncor Electric Delivery Co. LLC†	4.65%	11/1/2029	13,923,000	13,969,266
Oncor Electric Delivery Co. LLC	5.65%	11/15/2033	6,266,000	6,609,751
Pertamina Geothermal Energy PT (Indonesia)(c)	5.15%	4/27/2028	6,659,000	6,677,192
Public Service Electric & Gas Co.	4.85%	8/1/2034	7,642,000	7,645,767
Total				212,327,150

Engineering & Construction 0.12%
Sitios Latinoamerica SAB de CV (Mexico)†(c)	6.00%	11/25/2029	5,507,000	5,548,936

Entertainment 0.10%
Warnermedia Holdings, Inc.	3.788%	3/15/2025	4,629,000	4,610,692

Environmental Control 0.31%
Veralto Corp.	5.50%	9/18/2026	13,858,000	14,039,513

See Notes to Financial Statements.	15

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Gas 0.98%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	$17,787,000	$15,105,428
East Ohio Gas Co.†	1.30%	6/15/2025	16,815,000	16,499,653
National Fuel Gas Co.	3.95%	9/15/2027	13,000,000	12,700,015
Total				44,305,096

Health Care-Products 0.39%
Solventum Corp.†	5.45%	3/13/2031	7,783,000	7,900,231
Solventum Corp.†	5.60%	3/23/2034	9,655,000	9,806,195
Total				17,706,426

Health Care-Services 0.60%
Centene Corp.	2.45%	7/15/2028	21,189,000	19,174,699
Centene Corp.	3.375%	2/15/2030	6,442,000	5,806,490
Universal Health Services, Inc.	5.05%	10/15/2034	2,473,000	2,371,438
Total				27,352,627

Insurance 2.37%
Arch Capital Group Ltd.	7.35%	5/1/2034	5,000,000	5,808,439
Assurant, Inc.	2.65%	1/15/2032	4,922,000	4,206,208
Athene Global Funding†	5.62%	5/8/2026	12,979,000	13,107,376
Brown & Brown, Inc.	5.65%	6/11/2034	6,831,000	7,037,956
CNO Global Funding†	5.875%	6/4/2027	11,648,000	11,916,275
F&G Global Funding†	2.30%	4/11/2027	4,996,000	4,689,017
GA Global Funding Trust†	2.90%	1/6/2032	7,248,000	6,177,441
GA Global Funding Trust†	3.85%	4/11/2025	7,677,000	7,645,598
GA Global Funding Trust†	4.40%	9/23/2027	11,335,000	11,209,149
Jackson National Life Global Funding†	4.60%	10/1/2029	7,120,000	7,018,474
Marsh & McLennan Cos., Inc.	4.85%	11/15/2031	12,534,000	12,558,542
Metropolitan Life Global Funding I†	4.05%	8/25/2025	536,000	534,064
New York Life Global Funding†	4.55%	1/28/2033	7,387,000	7,243,965
Principal Life Global Funding II†	5.10%	1/25/2029	8,117,000	8,234,748
Total				107,387,252

Internet 0.54%
Meituan (China)†(c)	4.625%	10/2/2029	6,430,000	6,307,467
Prosus NV (Netherlands)(c)	4.027%	8/3/2050	6,185,000	4,324,599
Uber Technologies, Inc.†	4.50%	8/15/2029	14,184,000	13,851,588
Total				24,483,654

Iron-Steel 0.18%
Vale Overseas Ltd. (Brazil)(c)	6.40%	6/28/2054	7,817,000	7,960,078

16	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery-Diversified 0.32%
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	$10,940,000	$10,873,967
Otis Worldwide Corp.	5.125%	11/19/2031	3,468,000	3,517,866
Total				14,391,833

Media 0.23%
Discovery Communications LLC	3.95%	3/20/2028	5,073,000	4,852,656
FactSet Research Systems, Inc.	3.45%	3/1/2032	6,246,000	5,603,953
Total				10,456,609

Mining 0.78%
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	6,526,000	6,256,650
Antofagasta PLC (Chile)†(c)	6.25%	5/2/2034	8,170,000	8,448,319
Freeport Indonesia PT (Indonesia)(c)	5.315%	4/14/2032	5,800,000	5,778,190
Glencore Funding LLC†	5.634%	4/4/2034	14,213,000	14,595,469
Total				35,078,628

Oil & Gas 1.98%
Apache Corp.	4.75%	4/15/2043	13,200,000	10,844,379
Continental Resources, Inc.	4.90%	6/1/2044	6,826,000	5,705,613
Continental Resources, Inc.†	5.75%	1/15/2031	14,000,000	14,109,777
Coterra Energy, Inc.	5.60%	3/15/2034	11,013,000	11,186,421
Eni SpA (Italy)†(c)	5.50%	5/15/2034	4,415,000	4,485,700
Eni SpA (Italy)†(c)	5.70%	10/1/2040	6,000,000	5,900,872
EQT Corp.	5.75%	2/1/2034	5,707,000	5,844,103
EQT Corp.	7.00%	2/1/2030	16,000,000	17,289,912
Occidental Petroleum Corp.	6.45%	9/15/2036	4,500,000	4,732,181
Ovintiv, Inc.	6.50%	2/1/2038	9,095,000	9,600,126
Total				89,699,084

Pharmaceuticals 0.55%
Bayer Corp.†	6.65%	2/15/2028	8,085,000	8,404,108
Bayer U.S. Finance LLC†	6.25%	1/21/2029	10,000,000	10,318,173
Bayer U.S. Finance LLC†	6.375%	11/21/2030	5,708,000	5,948,686
Total				24,670,967

Pipelines 1.22%
Cheniere Energy, Inc.	4.625%	10/15/2028	6,420,000	6,349,474
Columbia Pipeline Group, Inc.	4.50%	6/1/2025	4,090,000	4,075,829
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	7,044,000	6,524,164
Galaxy Pipeline Assets Bidco Ltd. (Jersey)†(c)	3.25%	9/30/2040	9,847,000	7,649,803
NGPL PipeCo LLC†	3.25%	7/15/2031	4,741,000	4,157,307

See Notes to Financial Statements.	17

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Sabine Pass Liquefaction LLC	5.625%		3/1/2025	$479,000	$479,313
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%		3/1/2030	18,445,000	18,672,796
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%		1/15/2029	7,163,000	7,338,602
Total					55,247,288

REITS 1.41%
American Tower Corp.	2.95%		1/15/2025	1,480,000	1,475,959
American Tower Corp.	3.80%		8/15/2029	19,645,000	18,830,927
Crown Castle, Inc.	3.30%		7/1/2030	23,168,000	21,254,268
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	4,407,000	4,331,764
VICI Properties LP/VICI Note Co., Inc.†	4.625%		12/1/2029	18,516,000	17,905,441
Total					63,798,359

Retail 0.09%
Alimentation Couche-Tard, Inc. (Canada)†(c)	5.617%		2/12/2054	3,932,000	3,919,527

Semiconductors 0.27%
Broadcom, Inc.†	4.15%		4/15/2032	3,716,000	3,527,808
Broadcom, Inc.	4.80%		10/15/2034	8,932,000	8,739,765
Total					12,267,573

Software 0.74%
AppLovin Corp.(a)	5.375%		12/1/2031	6,036,000	6,098,037
Atlassian Corp. (Australia)(c)	5.50%		5/15/2034	9,387,000	9,604,419
Cadence Design Systems, Inc.	4.70%		9/10/2034	5,935,000	5,829,495
Oracle Corp.	2.875%		3/25/2031	4,450,000	3,971,053
Oracle Corp.	6.125%		7/8/2039	3,000,000	3,230,218
Oracle Corp.	6.90%		11/9/2052	4,158,000	4,885,185
Total					33,618,407

Telecommunications 0.44%
Sprint Capital Corp.	8.75%		3/15/2032	15,000,000	18,249,963
T-Mobile USA, Inc.	3.875%		4/15/2030	1,958,000	1,871,205
Total					20,121,168
Total Corporate Bonds (cost $1,545,462,747)					1,553,498,195

FLOATING RATE LOANS(d) 1.64%

Containers & Packaging 0.29%
Berry Global, Inc. 2023 Term Loan AA	6.487% (1 mo. USD Term SOFR + 1.75%	)	7/1/2029	13,200,000	13,261,644

18	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 0.28%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.356% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	$12,762,477	$12,778,430

Electric 0.12%
NRG Energy, Inc. 2024 Term Loan	6.323% - 6.35% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/16/2031	5,201,000	5,224,404

Entertainment 0.26%
Flutter Financing BV Term Loan B (Netherlands)(c)	6.604% (3 mo. USD Term SOFR + 2.00%	)	11/29/2030	11,872,215	11,964,997

Lodging 0.28%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4	6.338% (1 mo. USD Term SOFR + 1.75%	)	11/8/2030	12,596,033	12,693,715

Media 0.41%
Charter Communications Operating LLC 2019 Term Loan B2	6.343% (3 mo. USD Term SOFR + 1.75%	)	2/1/2027	10,744,832	10,749,452
Charter Communications Operating LLC 2024 Term Loan B5	–	(b)	11/21/2031	7,581,000	7,581,000
Total					18,330,452
Total Floating Rate Loans (cost $74,035,364)					74,253,642

FOREIGN GOVERNMENT OBLIGATIONS(c) 1.04%

Japan 0.85%
Japan Bank for International Cooperation	2.875%		4/14/2025	38,708,000	38,457,574

Mexico 0.12%
Mexico Government International Bonds	4.875%		5/19/2033	6,089,000	5,623,090

Peru 0.07%
Peru Government International Bonds	5.375%		2/8/2035	3,080,000	3,053,302
Total Foreign Government Obligations (cost $47,327,085)					47,133,966

See Notes to Financial Statements.	19

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.79%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K140 Class A2	2.25%		1/25/2032	$12,930,000	$11,153,472
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	12,360,000	10,708,113
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K145 Class A2	2.58%		5/25/2032	13,878,000	12,183,702
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	11,570,000	10,394,562
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K149 Class A2	3.53%		8/25/2032	14,930,000	13,961,518
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-150 Class A2	3.71%	#(e)	9/25/2032	18,600,000	17,591,703
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-151 Class A2	3.80%	#(e)	10/25/2032	13,870,000	13,181,256
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(e)	12/25/2032	11,317,500	10,764,103
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(e)	1/25/2033	6,245,574	6,157,496
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-156 Class A2	4.43%	#(e)	2/25/2033	12,000,000	11,895,294
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(e)	8/25/2032	8,934,000	8,129,804
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $124,966,411)					126,121,023

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 30.01%
Federal Home Loan Mortgage Corp.	2.00%		2/1/2052	19,992,952	16,235,353
Federal Home Loan Mortgage Corp.	2.50%		6/1/2051 - 5/1/2052	20,233,584	16,985,146
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	2,429,287	2,264,646
Federal Home Loan Mortgage Corp.	4.05%		7/1/2029	11,356,000	11,095,479

20	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	5.00%	7/1/2052 - 8/1/2052	$15,011,241	$14,888,248
Federal Home Loan Mortgage Corp.	6.00%	7/1/2039 - 9/1/2039	57,877,032	59,642,441
Federal Home Loan Mortgage Corp.	6.50%	11/1/2053	16,815,685	17,306,326
Federal National Mortgage Association	2.00%	1/1/2036 - 2/1/2036	20,958,462	18,950,794
Federal National Mortgage Association	2.50%	8/1/2035 - 5/1/2052	111,049,664	96,396,066
Federal National Mortgage Association	3.00%	3/1/2037 - 12/1/2048	16,661,519	14,947,066
Federal National Mortgage Association	3.50%	7/1/2045 - 4/1/2052	41,748,680	38,400,654
Federal National Mortgage Association	4.00%	5/1/2052 - 6/1/2052	11,418,724	10,812,636
Federal National Mortgage Association	5.00%	7/1/2052 - 10/1/2052	18,605,650	18,401,420
Federal National Mortgage Association	6.00%	2/1/2039	2,588,577	2,675,926
Government National Mortgage Association(f)	2.00%	TBA	30,862,000	25,377,818
Government National Mortgage Association(f)	2.50%	TBA	37,590,000	32,136,681
Government National Mortgage Association(f)	3.00%	TBA	54,491,000	48,319,751
Government National Mortgage Association(f)	3.50%	TBA	80,453,000	73,589,129
Government National Mortgage Association(f)	4.50%	TBA	14,388,000	13,884,743
Government National Mortgage Association(f)	5.00%	TBA	18,341,000	18,075,410
Government National Mortgage Association(f)	5.50%	TBA	68,464,000	68,491,885
Government National Mortgage Association(f)	6.00%	TBA	110,058,000	111,104,781
Government National Mortgage Association(f)	6.50%	TBA	6,823,000	6,935,159
Uniform Mortgage-Backed Security(f)	2.00%	TBA	148,335,000	126,552,553
Uniform Mortgage-Backed Security(f)	2.50%	TBA	46,400,000	38,871,388
Uniform Mortgage-Backed Security(f)	3.00%	TBA	5,191,000	4,528,688
Uniform Mortgage-Backed Security(f)	3.50%	TBA	6,243,000	5,661,447
Uniform Mortgage-Backed Security(f)	4.00%	TBA	21,149,000	19,785,303
Uniform Mortgage-Backed Security(f)	4.50%	TBA	17,546,000	16,850,649
Uniform Mortgage-Backed Security(f)	5.00%	TBA	109,506,000	108,825,759
Uniform Mortgage-Backed Security(f)	5.50%	TBA	167,429,000	168,569,120
Uniform Mortgage-Backed Security(f)	6.00%	TBA	56,016,000	56,651,856
Uniform Mortgage-Backed Security(f)	6.50%	TBA	40,275,000	41,226,273
Uniform Mortgage-Backed Security(f)	7.00%	TBA	31,449,000	32,566,968
Total Government Sponsored Enterprises Pass-Throughs (cost $1,355,219,115)				1,357,007,562

See Notes to Financial Statements.	21

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 0.07%

Natural Gas 0.07%
Texas Natural Gas Securitization Finance Corp. A1 (cost $3,354,471)	5.102%		4/1/2035	$3,354,472	$3,419,230

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.73%
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(e)	10/25/2051	9,025,789	7,398,831
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(e)	5/15/2056	8,200,000	8,595,356
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	2,658,000	2,758,845
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	5.412% (1 mo. USD Term SOFR + 0.80%	)#	10/15/2038	3,560,468	3,551,552
CF Trust Series 2019-BOSS Class A1†	8.626% (1 mo. USD Term SOFR + 3.30%	)#	12/15/2024	824,615	154,450
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A†	3.25%	#(e)	8/25/2064	4,329,081	3,867,481
Chase Home Lending Mortgage Trust Series 2024-RPL3 Class A1A†	3.25%	#(e)	9/25/2064	3,555,436	3,163,288
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A†	3.375%	#(e)	12/25/2064	5,925,628	5,346,730
CIM Trust Series 2020-INV1 Class A2†	2.50%	#(e)	4/25/2050	5,016,197	4,188,554
CIM Trust Series 2021-J1 Class A1†	2.50%	#(e)	3/25/2051	7,650,943	6,281,358
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class A†	6.572%	#(e)	7/10/2028	9,950,000	10,353,279
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(e)	11/27/2051	12,571,036	10,765,047
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class AM	4.043%	#(e)	7/10/2048	4,547,000	4,483,675
CONE Trust Series 2024-DFW1 Class A†	6.251% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	3,000,000	3,008,700
Ellington Financial Mortgage Trust Series 2020-1 Class A1†	2.006%	#(e)	5/25/2065	197,044	194,107
EQUS Mortgage Trust Series 2021-EQAZ Class A†	5.629% (1 mo. USD Term SOFR + 1.02%	)#	10/15/2038	4,370,912	4,364,612
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	5.684% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	6,280,967	6,272,656
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M1B†	7.134% (30 day USD SOFR Average + 2.40%	)#	2/25/2042	11,650,000	11,946,315

22	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1B†	8.234% (30 day USD SOFR Average + 3.50%	)#	3/25/2042	$9,300,000	$9,721,413
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	6.584% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	12,370,182	12,523,075
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	6.084% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	8,471,491	8,497,719
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	5.984% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	14,741,237	14,777,165
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.284% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	3,731,265	3,828,668
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	8.475% (30 day USD SOFR Average + 3.75%	)#	12/25/2042	3,150,000	3,376,262
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.034% (30 day USD SOFR Average + 2.30%	)#	1/25/2043	11,240,269	11,502,630
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M2†	8.275% (30 day USD SOFR Average + 3.55%	)#	5/25/2043	7,465,000	8,005,103
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R07 Class 2M1†	6.675% (30 day USD SOFR Average + 1.95%	)#	9/25/2043	1,720,721	1,729,932
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1M2†	6.384% (30 day USD SOFR Average + 1.65%	)#	5/25/2044	2,900,000	2,923,393
Flagstar Mortgage Trust Series 2021-11IN Class A20†	3.00%	#(e)	11/25/2051	3,870,937	3,307,582
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(e)	11/25/2051	6,744,156	5,544,973
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(e)	6/1/2051	10,937,921	8,966,289
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(e)	8/25/2051	15,258,165	12,507,780
GS Mortgage Securities Corp. Trust Series 2024-RVR Class A†	5.372%	#(e)	8/10/2041	9,150,000	9,149,122

See Notes to Financial Statements.	23

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Class A2†	3.00%	#(e)	1/25/2051	$2,261,521	$1,950,975
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ1 Class A2†	2.50%	#(e)	6/25/2051	4,428,609	3,635,849
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(e)	7/25/2051	7,824,126	6,423,540
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(e)	1/25/2052	4,124,233	3,383,489
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(e)	1/25/2053	18,252,616	15,595,774
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(e)	6/25/2052	15,104,741	12,915,150
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(e)	5/25/2052	7,905,577	6,760,172
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(e)	7/25/2052	6,718,502	5,747,267
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(e)	8/25/2052	8,195,212	7,010,503
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(e)	10/25/2052	4,680,001	4,007,660
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(e)	3/25/2052	5,793,434	4,943,204
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class AS	3.80%		1/15/2048	8,224,000	8,118,618
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.499% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	3,240,000	3,255,148
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(e)	9/24/2057	9,028,173	8,716,742
Oceanview Mortgage Trust Series 2021-3 Class A2†	2.50%	#(e)	7/25/2051	6,319,751	5,196,032
PFP Ltd. Series 2023-10 Class A†	6.975% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	8,511,354	8,527,213
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(e)	12/25/2051	6,160,441	5,049,981
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(e)	1/26/2060	35,104	34,488
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	11,400,000	11,449,336
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(e)	2/25/2050	31,301	29,889
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3 Class AS	3.972%	#(e)	9/15/2057	5,548,000	5,463,864
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	8,100,000	8,408,701
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA(g)	0.27%	#(e)	10/15/2057	2,134,635	25
Total Non-Agency Commercial Mortgage-Backed Securities (cost $349,504,683)					349,679,562

24	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 26.57%
U.S. Treasury Bonds	2.375%	2/15/2042	$77,018,000	$57,748,458
U.S. Treasury Bonds	2.875%	5/15/2052	35,507,300	26,673,472
U.S. Treasury Bonds	3.875%	2/15/2043	91,362,000	84,745,392
U.S. Treasury Bonds	4.125%	8/15/2044	9,000,000	8,569,688
U.S. Treasury Bonds	4.25%	2/15/2054	93,010,800	90,872,642
U.S. Treasury Bonds	4.375%	8/15/2043	31,677,400	31,345,159
U.S. Treasury Bonds	4.50%	2/15/2044	45,670,000	45,805,583
U.S. Treasury Bonds	4.625%	5/15/2044	135,262,000	137,819,297
U.S. Treasury Bonds	4.625%	5/15/2054	76,811,000	79,871,438
U.S. Treasury Notes	3.125%	8/31/2029	97,637,000	93,538,915
U.S. Treasury Notes	3.50%	9/30/2029	172,526,000	168,098,282
U.S. Treasury Notes	3.75%	8/31/2026	120,786,000	119,823,487
U.S. Treasury Notes	4.625%	6/30/2026	117,752,000	118,430,454
U.S. Treasury Notes	4.875%	11/30/2025	137,460,000	138,143,404
Total U.S. Treasury Obligations (cost $1,213,153,057)				1,201,485,671
Total Long-Term Investments (cost $5,435,024,839)				5,438,736,761

SHORT-TERM INVESTMENTS 2.02%

REPURCHASE AGREEMENTS 2.02%
Repurchase Agreement dated 11/29/2024, 4.580% due 12/2/2024 with Barclays Bank PLC collateralized by $3,657,500 of U.S. Treasury Bond at 4.375% due 5/15/2034; value: $3,704,082; proceeds: $3,631,385 (cost $3,630,000)			3,630,000	3,630,000
Repurchase Agreement dated 11/29/2024, 2.200% due 12/2/2024 with Fixed Income Clearing Corp. collateralized by $42,994,100 of U.S. Treasury Bill at 0.000% due 11/28/2025; value: $41,194,431; proceeds: $40,393,976 (cost $40,386,572)			40,386,572	40,386,572
Repurchase Agreement dated 11/29/2024, 4.550% due 12/2/2024 with JPMorgan Securities LLC collateralized by $48,275,200 of U.S. Treasury Note at 4.125% due 11/15/2027; value: $48,336,735; proceeds: $47,387,961 (cost $47,370,000)			47,370,000	47,370,000
Total Repurchase Agreements (cost $91,386,572)				91,386,572
Total Investments in Securities 122.28% (cost $5,526,411,411)				5,530,123,333
Other Assets and Liabilities – Net(h) (22.28)%				(1,007,714,055)
Net Assets 100.00%				$4,522,409,278

See Notes to Financial Statements.	25

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2024

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2024, the total value of Rule 144A securities was $1,448,177,685, which represents 32.02% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2024.
(a)	Securities purchased on a when-issued basis (See Note 2(j)).
(b)	Interest Rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2024.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at November 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2025	1,156	Long	$237,779,479	$238,262,439	$482,960
U.S. 5-Year Treasury Note	March 2025	1,951	Long	208,926,876	209,930,649	1,003,773
U.S. Ultra Treasury Bond	March 2025	23	Long	2,828,620	2,925,312	96,692
Total Unrealized Appreciation on Futures Contracts						$1,583,425

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	March 2025	388	Short	$(43,796,628)	$(44,541,188)	$(744,560)

26	See Notes to Financial Statements.

Schedule of Investments (concluded)

CORE FIXED INCOME FUND November 30, 2024

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$726,137,910	$–	$726,137,910
Corporate Bonds	–	1,553,498,195	–	1,553,498,195
Floating Rate Loans	–	74,253,642	–	74,253,642
Foreign Government Obligations	–	47,133,966	–	47,133,966
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	126,121,023	–	126,121,023
Government Sponsored Enterprises Pass-Throughs	–	1,357,007,562	–	1,357,007,562
Municipal Bonds	–	3,419,230	–	3,419,230
Non-Agency Commercial Mortgage-Backed Securities	–	349,679,562	–	349,679,562
U.S. Treasury Obligations	–	1,201,485,671	–	1,201,485,671
Short-Term Investments
Repurchase Agreements	–	91,386,572	–	91,386,572
Total	$–	$5,530,123,333	$–	$5,530,123,333

Other Financial Instruments
Futures Contracts
Assets	$1,583,425	$–	$–	$1,583,425
Liabilities	(744,560)	–	–	(744,560)
Total	$838,865	$–	$–	$838,865

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	27

Schedule of Investments

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 119.15%

ASSET-BACKED SECURITIES 13.14%

Automobiles 5.57%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class E†	7.917%	5/17/2032	$4,666,976	$4,750,435
Ally Bank Auto Credit-Linked Notes Series 2024-B Class E†	6.678%	9/15/2032	4,000,000	4,005,480
Avid Automobile Receivables Trust Series 2021-1 Class E†	3.39%	4/17/2028	3,230,000	3,182,220
BMW Vehicle Lease Trust Series 2023-1 Class A4	5.07%	6/25/2026	3,750,000	3,754,915
BMW Vehicle Lease Trust Series 2023-2 Class A3	5.99%	9/25/2026	10,050,000	10,123,327
CarMax Auto Owner Trust Series 2023-4 Class B	6.39%	5/15/2029	7,285,000	7,570,734
Carmax Auto Owner Trust Series 2024-3 Class D	5.67%	1/15/2031	2,535,000	2,556,138
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%	7/15/2027	2,657,997	2,633,807
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	13,840,000	14,020,245
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%	8/15/2028	3,040,000	3,072,914
CPS Auto Receivables Trust Series 2023-A Class D†	6.44%	4/16/2029	4,000,000	4,075,293
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	5,335,443	5,358,144
Exeter Automobile Receivables Trust Series 2022-3A Class B	4.86%	12/15/2026	101,066	101,063
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	7,000,000	8,028,208
Exeter Automobile Receivables Trust Series 2023-3A Class E†	9.98%	1/15/2031	6,250,000	6,823,329
Flagship Credit Auto Trust Series 2019-3 Class E†	3.84%	12/15/2026	746,511	743,807
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	3,623,462	3,621,721
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%	8/16/2027	2,850,000	2,852,163
Ford Credit Auto Lease Trust Series 2023-A Class C	5.54%	12/15/2026	7,370,000	7,392,428
Ford Credit Auto Lease Trust Series 2024-B Class B	5.18%	2/15/2028	7,735,000	7,804,952
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	3,675,000	3,667,628
GLS Auto Select Receivables Trust Series 2023-2A Class D†	8.22%	2/18/2031	6,502,000	7,024,731
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	4,591,599	4,642,386
GLS Auto Select Receivables Trust Series 2024-3A Class A2†	5.59%	10/15/2029	9,150,000	9,247,134

28	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%		1/20/2027	$3,475,000	$3,489,964
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%		5/20/2027	3,450,000	3,471,527
Hyundai Auto Receivables Trust Series 2022-C Class A4	5.52%		10/16/2028	7,124,000	7,231,407
LAD Auto Receivables Trust Series 2024-3A Class A4†	4.60%		12/17/2029	7,590,000	7,552,447
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	315,472	315,615
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	4,029,000	4,057,082
OneMain Direct Auto Receivables Trust Series 2019-1A Class A†	3.63%		9/14/2027	454,470	451,494
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%		11/14/2028	1,487,000	1,462,945
Santander Bank Auto Credit-Linked Notes Series 2022-A Class D†	9.965%		5/15/2032	2,415,000	2,479,513
Santander Bank Auto Credit-Linked Notes Series 2022-C Class F†	14.592%		12/15/2032	2,500,000	2,747,391
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%		8/15/2028	2,588,000	2,604,549
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%		8/15/2028	1,500,000	1,493,385
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%		3/17/2031	4,165,000	4,285,244
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%		8/15/2031	5,470,000	5,634,178
SBNA Auto Lease Trust Series 2024-A Class A3†	5.39%		11/20/2026	5,000,000	5,027,694
Vstrong Auto Receivables Trust Series 2023-A Class E†	9.99%		12/16/2030	2,895,000	3,076,947
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%		8/15/2028	4,315,000	4,351,030
Westlake Automobile Receivables Trust Series 2024-1A Class A3†	5.44%		5/17/2027	3,410,000	3,431,976
Total					190,217,590

Credit Card 0.60%
American Express Credit Account Master Trust Series 2024-2 Class A	5.24%		4/15/2031	2,155,000	2,228,580
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	5.468% (3 mo. USD Term SOFR + 0.81%	)#	5/15/2028	7,694,000	7,690,743

See Notes to Financial Statements.	29

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Credit Card (continued)
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	$3,695,000	$3,735,420
Perimeter Master Note Business Trust Series 2021-1A Class B†	4.17%		12/15/2026	500,000	468,080
World Financial Network Credit Card Master Trust Series 2023-A Class A	5.02%		3/15/2030	6,260,000	6,296,639
Total					20,419,462

Other 6.87%
720 East CLO Ltd. Series 2023-IA Class D†	10.506% (3 mo. USD Term SOFR + 5.85%	)#	4/15/2036	4,750,000	4,818,187
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A†	6.125% (1 mo. USD Term SOFR + 1.51%	)#	1/15/2037	4,861,823	4,846,666
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	4,370,000	4,378,559
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	4,140,000	4,195,928
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	3,635,000	3,660,641
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	2,710,000	2,729,116
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	8,135,000	8,105,232
AGL CLO 24 Ltd. Series 2023-24A Class D†	10.126% (3 mo. USD Term SOFR + 5.50%	)#	7/25/2036	2,000,000	2,041,988
AGL CLO 32 Ltd. Series 2024-32A Class A1†	6.645% (3 mo. USD Term SOFR + 1.38%	)#	7/21/2037	4,960,000	4,980,183
AMMC CLO 23 Ltd. Series 2020-23A Class BR2†	6.698% (3 mo. USD Term SOFR + 2.05%	)#	4/17/2035	4,500,000	4,514,277
Amur Equipment Finance Receivables IX LLC Series 2021-1A Class D†	2.30%		11/22/2027	1,000,000	998,214
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	3,299,545	3,327,880
Annisa CLO Ltd. Series 2016-2A Class BRR†	6.117% (3 mo. USD Term SOFR + 1.50%	)#	7/20/2031	3,340,000	3,346,564
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	474,690	435,071
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.256% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	4,957,185	4,962,457
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2 Class A†	6.459% (1 mo. USD Term SOFR + 1.85%	)#	5/15/2037	3,594,885	3,606,095

30	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Avant Loans Funding Trust Series 2021-REV1 Class C†	2.30%		7/15/2030	$143,802	$143,571
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030	2,950,000	2,911,579
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031	39,593	39,607
Bain Capital CLO Ltd. Series 2024-1A Class D1†	8.497% (3 mo. USD Term SOFR + 3.85%	)#	4/16/2037	1,000,000	1,013,183
Bain Capital Credit CLO Ltd. Series 2023-4A Class D†	9.617% (3 mo. USD Term SOFR + 5.00%	)#	10/21/2036	3,670,000	3,749,538
Ballyrock CLO 23 Ltd. Series 2023-23A Class A1†	6.606% (3 mo. USD Term SOFR + 1.98%	)#	4/25/2036	2,950,000	2,964,990
Ballyrock CLO 25 Ltd. Series 2023-25A Class A2†	7.076% (3 mo. USD Term SOFR + 2.45%	)#	1/25/2036	3,000,000	3,011,586
Barings CLO Ltd. Series 2024-1A Class D†	8.617% (3 mo. USD Term SOFR + 4.00%	)#	1/20/2037	2,250,000	2,300,412
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class B†	6.926% (3 mo. USD Term SOFR + 2.30%	)#	1/25/2036	2,880,000	2,908,706
Benefit Street Partners CLO XXXVII Ltd. Series 2024-37A Class A†(a)	–	(b)	1/25/2038	5,760,000	5,760,000
BlueMountain CLO Ltd. Series 2013-2A Class A1R†	6.073% (3 mo. USD Term SOFR + 1.44%	)#	10/22/2030	377,740	378,066
BSPRT Issuer Ltd. Series 2022-FL8 Class A†	6.306% (30 day USD SOFR Average + 1.50%	)#	2/15/2037	1,010,350	1,009,100
Carlyle Global Market Strategies CLO Ltd. Series 2014-3RA Class A1A†	5.929% (3 mo. USD Term SOFR + 1.31%	)#	7/27/2031	861,781	863,499
Carlyle U.S. CLO Ltd. Series 2023-2A Class C†	7.617% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2036	2,860,000	2,891,490
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	3,800,000	3,772,141
CIFC Funding Ltd. Series 2018-2A Class D1R†	7.701% (3 mo. USD Term SOFR + 3.05%	)#	10/20/2037	10,000,000	10,000,098
CIFC Funding Ltd. Series 2022-6A Class D1R†	7.61% (3 mo. USD Term SOFR + 3.00%	)#	10/16/2038	4,000,000	4,000,121
CIFC Funding Ltd. Series 2024-4A Class D1†	7.60% (3 mo. USD Term SOFR + 2.95%	)#	10/16/2037	3,000,000	2,999,558
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	3,384,132	3,412,783

See Notes to Financial Statements.	31

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Driven Brands Funding LLC Series 2019-2A Class A2†	3.981%		10/20/2049		$2,122,998	$2,063,905
Elmwood CLO 24 Ltd. Series 2023-3A Class B†	6.998% (3 mo. USD Term SOFR + 2.35%	)#	12/11/2033		2,930,000	2,940,003
Elmwood CLO XII Ltd. Series 2021-5A Class D1R†	7.666% (3 mo. USD Term SOFR + 3.10%	)#	10/15/2037		5,800,000	5,800,036
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	3,715,000	2,626,883
Galaxy XXVIII CLO Ltd. Series 2018-28A Class A2†	6.218% (3 mo. USD Term SOFR + 1.56%	)#	7/15/2031		$1,138,818	1,140,881
Generate CLO 14 Ltd. Series 2024-14A Class C†	7.132% (3 mo. USD Term SOFR + 2.50%	)#	4/22/2037		2,680,000	2,711,258
GoldenTree Loan Management U.S. CLO 10 Ltd. Series 2021-10A Class DR†	7.717% (3 mo. USD Term SOFR + 3.10%	)#	10/20/2037		3,050,000	3,072,601
GoldenTree Loan Management U.S. CLO 16 Ltd. Series 2022-16A Class BR†	7.117% (3 mo. USD Term SOFR + 2.50%	)#	1/20/2034		3,460,000	3,473,786
GreatAmerica Leasing Receivables Funding LLC Series 2024-1 Class A4†	5.08%		12/16/2030		9,000,000	9,104,323
Kubota Credit Owner Trust Series 2024-1A Class A3†	5.19%		7/17/2028		6,875,000	6,961,530
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031		3,000,000	2,877,707
Lendmark Funding Trust Series 2022-1A Class A†	5.12%		7/20/2032		1,500,000	1,502,553
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.348% (30 day USD SOFR Average + 1.55%	)#	1/17/2037		3,088,194	3,088,194
Madison Park Funding LVIII Ltd. Series 2024-58A Class D†	8.276% (3 mo. USD Term SOFR + 3.65%	)#	4/25/2037		2,960,000	3,009,043
Magnetite XXXIX Ltd. Series 2023-39A Class B†	6.776% (3 mo. USD Term SOFR + 2.15%	)#	10/25/2033		4,560,000	4,574,802
Mariner Finance Issuance Trust Series 2024-AA Class E†	9.02%		9/22/2036		4,250,000	4,352,603
MF1 LLC Series 2022-FL9 Class A†	6.756% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037		2,753,485	2,757,826
MF1 LLC Series 2024-FL14 Class A†	6.348% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039		3,820,000	3,826,671
OneMain Financial Issuance Trust Series 2020-2A Class D†	3.45%		9/14/2035		280,000	262,250
Post Road Equipment Finance Series 2022-1A Class A2†	4.88%		11/15/2028		1,256,178	1,256,057

32	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Rad CLO 20 Ltd. Series 2023-20A Class C†	7.617% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2036	$4,280,000	$4,338,421
Ready Capital Mortgage Financing LLC Series 2023-FL12 Class A†	6.923% (1 mo. USD Term SOFR + 2.34%	)#	5/25/2038	1,369,712	1,373,544
Regatta XXVIII Funding Ltd. Series 2024-2A Class B1†	6.676% (3 mo. USD Term SOFR + 2.05%	)#	4/25/2037	2,170,000	2,188,799
Romark CLO Ltd. Series 2017-1A Class A2R†	6.538% (3 mo. USD Term SOFR + 1.91%	)#	10/23/2030	830,000	832,833
RR 24 Ltd. Series 2022-24A Class A2R†	7.056% (3 mo. USD Term SOFR + 2.40%	)#	1/15/2036	3,410,000	3,427,331
SCF Equipment Leasing LLC Series 2021-1A Class E†	3.56%		8/20/2032	2,252,000	2,228,643
SCF Equipment Leasing LLC Series 2024-1A Class E†	9.00%		12/20/2034	2,300,000	2,353,348
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	4,433,887	4,324,182
Silver Point CLO 7 Ltd. Series 2024-7A Class A1†(a)	–	(b)	1/15/2038	12,230,000	12,230,000
Sixth Street CLO XXII Ltd. Series 2023-22A Class D†	9.632% (3 mo. USD Term SOFR + 5.00%	)#	4/22/2036	1,400,000	1,426,019
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	8,500,000	8,524,888
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	590,599	517,041
TRTX Issuer Ltd. Series 2019-FL3 Class C†	6.825% (1 mo. USD Term SOFR + 2.21%	)#	10/15/2034	150,914	151,108
Wellington Management CLO 3 Ltd. Series 2024-3A Class A1†	6.587% (3 mo. USD Term SOFR + 1.36%	)#	7/18/2037	8,020,000	8,038,455
Total					234,434,610

Student Loan 0.10%
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1 Class C†	6.534% (30 day USD SOFR Average + 1.80%	)#	6/25/2047	3,474,389	3,485,129
Total Asset-Backed Securities (cost $446,470,020)					448,556,791

CORPORATE BONDS 48.14%

Aerospace/Defense 0.71%
Boeing Co.	3.10%		5/1/2026	7,000,000	6,798,946
Boeing Co.	5.15%		5/1/2030	4,566,000	4,548,158

See Notes to Financial Statements.	33

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Aerospace/Defense (continued)
Boeing Co.†	6.528%	5/1/2034	$5,901,000	$6,277,457
Boeing Co.†	6.858%	5/1/2054	2,220,000	2,413,009
Bombardier, Inc. (Canada)†(c)	7.25%	7/1/2031	1,959,000	2,025,910
HEICO Corp.	5.35%	8/1/2033	2,117,000	2,160,174
Total				24,223,654

Agriculture 1.03%
BAT Capital Corp.	5.834%	2/20/2031	2,820,000	2,938,644
BAT Capital Corp.	6.343%	8/2/2030	7,000,000	7,444,172
Imperial Brands Finance PLC (United Kingdom)†(c)	5.50%	2/1/2030	8,261,000	8,416,367
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%	7/27/2027	12,000,000	12,362,584
Viterra Finance BV (Netherlands)†(c)	3.20%	4/21/2031	1,208,000	1,076,919
Viterra Finance BV (Netherlands)†(c)	4.90%	4/21/2027	3,013,000	2,996,534
Total				35,235,220

Airlines 0.31%
American Airlines, Inc.†	7.25%	2/15/2028	3,314,000	3,397,360
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	5,037,000	5,303,575
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)(d)	7.875%	5/1/2027	1,956,000	1,924,909
Total				10,625,844

Auto Manufacturers 1.32%
Ford Motor Co.	9.625%	4/22/2030	2,858,000	3,348,980
Ford Motor Credit Co. LLC	2.70%	8/10/2026	1,950,000	1,868,883
Ford Motor Credit Co. LLC	3.375%	11/13/2025	5,000,000	4,915,516
Ford Motor Credit Co. LLC	5.125%	6/16/2025	5,000,000	4,997,320
Ford Motor Credit Co. LLC	6.054%	11/5/2031	3,828,000	3,886,833
Ford Motor Credit Co. LLC	6.125%	3/8/2034	6,237,000	6,292,912
Ford Motor Credit Co. LLC	6.80%	5/12/2028	2,802,000	2,922,646
Ford Motor Credit Co. LLC	7.20%	6/10/2030	3,211,000	3,432,148
General Motors Financial Co., Inc.	5.60%	6/18/2031	6,388,000	6,513,717
General Motors Financial Co., Inc.	5.85%	4/6/2030	3,424,000	3,548,948
JB Poindexter & Co., Inc.†	8.75%	12/15/2031	3,141,000	3,337,724
Total				45,065,627

Auto Parts & Equipment 0.16%
Dornoch Debt Merger Sub, Inc.†(d)	6.625%	10/15/2029	2,592,000	2,055,320
Tenneco, Inc.†	8.00%	11/17/2028	3,493,000	3,323,994
Total				5,379,314

34	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks 9.24%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037		$3,200,000	$2,769,595
AIB Group PLC (Ireland)†(c)	5.871% (SOFR + 1.91%	)#	3/28/2035		5,119,000	5,240,749
Akbank TAS (Turkey)†(c)	7.498%		1/20/2030		3,142,000	3,206,986
Bancolombia SA (Colombia)(c)	8.625% (5 yr. CMT + 4.32%	)#	12/24/2034		3,031,000	3,181,922
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029		7,537,000	6,880,090
Bank of America Corp.	3.384% (SOFR + 1.33%	)#	4/2/2026		497,000	494,484
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%	)#	7/21/2028		10,683,000	10,372,912
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029		9,764,000	9,518,304
Bank of Montreal (Canada)(c)	7.70% (5 yr. CMT + 3.45%	)#	5/26/2084		3,753,000	3,914,777
Bank of New York Mellon Corp.	4.596% (SOFR + 1.76%	)#	7/26/2030		1,601,000	1,598,914
Bank of New York Mellon Corp.	4.967% (SOFR + 1.61%	)#	4/26/2034		2,595,000	2,597,009
BankUnited, Inc.	5.125%		6/11/2030		1,300,000	1,269,045
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%	)#	9/13/2027		10,000,000	10,254,168
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%	)#	6/9/2026		5,000,000	4,926,306
BNP Paribas SA (France)†(c)	4.375% (5 yr. USD Swap + 1.48%	)#	3/1/2033		1,500,000	1,445,973
BNP Paribas SA (France)†(c)	8.00% (5 yr. CMT + 3.73%	)#	–	(e)	2,807,000	2,894,317
Canadian Imperial Bank of Commerce (Canada)(c)	6.95% (5 yr. CMT + 2.83%	)#	1/28/2085		10,839,000	10,875,596
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028		4,150,000	4,074,286
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030		3,263,000	3,145,674
Citigroup, Inc.	6.174% (SOFR + 2.66%	)#	5/25/2034		7,733,000	8,098,542
Citizens Financial Group, Inc.	4.00% (5 yr. CMT + 3.22%	)#	–	(e)	6,768,000	6,445,133
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%	)#	4/25/2035		6,671,000	7,228,820

See Notes to Financial Statements.	35

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Danske Bank AS (Denmark)†(c)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028		$5,657,000	$5,580,122
Danske Bank AS (Denmark)†(c)	4.375%		6/12/2028		12,096,000	11,896,734
Danske Bank AS (Denmark)†(c)	6.259% (1 yr. CMT + 1.18%	)#	9/22/2026		7,308,000	7,381,456
Discover Bank	5.974% (5 yr. USD SOFR ICE Swap + 1.73%	)#	8/9/2028		1,475,000	1,496,872
Freedom Mortgage Corp.†	12.25%		10/1/2030		5,640,000	6,267,179
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032		2,450,000	2,091,126
Intesa Sanpaolo SpA (Italy)†(c)	6.625%		6/20/2033		5,678,000	6,055,263
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033		7,000,000	6,158,860
JPMorgan Chase & Co.	4.946% (SOFR + 1.34%	)#	10/22/2035		5,939,000	5,892,767
KeyCorp	5.00% (3 mo. USD Term SOFR + 3.87%	)#	–	(e)	5,279,000	5,137,461
KeyCorp	6.401% (SOFR + 2.42%	)#	3/6/2035		6,043,000	6,448,560
M&T Bank Corp.	5.053% (SOFR + 1.85%	)#	1/27/2034		2,336,000	2,271,550
Macquarie Bank Ltd. (Australia)†(c)	3.624%		6/3/2030		2,196,000	2,025,890
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%	)#	6/23/2032		980,000	848,171
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD LIBOR + 1.73%	)#	3/27/2029		5,143,000	5,117,002
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032		6,000,000	5,069,432
Morgan Stanley	4.00%		7/23/2025		3,795,000	3,778,435
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030		12,802,000	12,611,957
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037		2,359,000	2,330,947
Morgan Stanley	5.32% (SOFR + 1.56%	)#	7/19/2035		2,693,000	2,733,226
NatWest Group PLC (United Kingdom)(c)	3.032% (5 yr. CMT + 2.35%	)#	11/28/2035		4,299,000	3,769,492
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026		2,604,000	2,662,865
PNC Financial Services Group, Inc.	3.40% (5 yr. CMT + 2.60%	)#	–	(e)	8,877,000	8,336,424

36	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
PNC Financial Services Group, Inc.	4.812% (SOFR + 1.26%	)#	10/21/2032	$7,875,000	$7,801,412
PNC Financial Services Group, Inc.	5.401% (SOFR + 1.60%	)#	7/23/2035	3,302,000	3,361,191
Toronto-Dominion Bank (Canada)(c)	5.146% (5 yr. CMT + 1.50%	)#	9/10/2034	876,000	867,978
Toronto-Dominion Bank (Canada)(c)	7.25% (5 yr. CMT + 2.98%	)#	7/31/2084	6,304,000	6,473,828
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035	5,333,000	5,503,905
Truist Financial Corp.	5.867% (SOFR + 2.36%	)#	6/8/2034	2,778,000	2,895,678
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	7,177,000	7,024,522
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035	5,000,000	5,180,511
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	8,000,000	7,552,692
UBS Group AG (Switzerland)†(c)	2.746% (1 yr. CMT + 1.10%	)#	2/11/2033	4,312,000	3,678,239
UBS Group AG (Switzerland)†(c)	5.711% (1 yr. CMT + 1.55%	)#	1/12/2027	6,945,000	7,002,703
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%	)#	8/11/2028	5,490,000	5,703,022
Wells Fargo & Co.	2.164% (3 mo. USD Term SOFR + 1.01%	)#	2/11/2026	2,014,000	2,003,216
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	9,358,000	9,256,554
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	5,300,000	5,000,608
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033	4,718,000	4,230,735
Wells Fargo & Co.	5.389% (SOFR + 2.02%	)#	4/24/2034	3,081,000	3,121,928
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029	2,255,000	2,312,233
Total					315,366,348

Beverages 0.42%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	8,000,000	8,054,415
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(c)	5.25%		4/27/2029	2,307,000	2,174,608

See Notes to Financial Statements.	37

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Beverages (continued)
Coca-Cola Consolidated, Inc.	5.45%	6/1/2034	$3,932,000	$4,045,654
Total				14,274,677

Biotechnology 0.19%
Baxalta, Inc.	4.00%	6/23/2025	311,000	309,467
Biocon Biologics Global PLC (United Kingdom)†(c)	6.67%	10/9/2029	3,233,000	3,118,231
Emergent BioSolutions, Inc.†	3.875%	8/15/2028	3,834,000	3,089,961
Total				6,517,659

Building Materials 0.34%
AmeriTex HoldCo Intermediate LLC†(d)	10.25%	10/15/2028	3,775,000	4,023,131
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%	7/15/2031	2,145,000	2,201,813
Sisecam U.K. PLC (United Kingdom)†(c)(d)	8.625%	5/2/2032	2,080,000	2,105,577
St. Mary’s Cement, Inc. (Canada)†(c)	5.75%	4/2/2034	3,182,000	3,175,040
Total				11,505,561

Chemicals 0.63%
Celanese U.S. Holdings LLC	6.05%	3/15/2025	6,104,000	6,113,135
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	4,782,000	4,637,722
NOVA Chemicals Corp. (Canada)†(c)	9.00%	2/15/2030	3,345,000	3,623,332
Rain Carbon, Inc.†(d)	12.25%	9/1/2029	3,252,000	3,493,908
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	57,000	56,553
WR Grace Holdings LLC†	5.625%	8/15/2029	3,842,000	3,596,137
Total				21,520,787

Coal 0.21%
Indika Energy Tbk. PT (Indonesia)†(c)	8.75%	5/7/2029	3,067,000	3,148,642
SunCoke Energy, Inc.†	4.875%	6/30/2029	4,375,000	4,045,503
Total				7,194,145

Commercial Services 0.80%
Allied Universal Holdco LLC†	7.875%	2/15/2031	2,595,000	2,659,602
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(d)	6.00%	6/1/2029	4,664,000	4,284,614
Block, Inc.†	6.50%	5/15/2032	2,387,000	2,451,985
Champions Financing, Inc.†(d)	8.75%	2/15/2029	3,887,000	3,912,363
EquipmentShare.com, Inc.†	9.00%	5/15/2028	3,009,000	3,141,932
GXO Logistics, Inc.	6.50%	5/6/2034	7,168,000	7,565,515
JSW Infrastructure Ltd. (India)(c)	4.95%	1/21/2029	3,313,000	3,166,278
Total				27,182,289

38	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Computers 0.62%
Accenture Capital, Inc.	4.25%	10/4/2031	$6,827,000	$6,680,093
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	5,113,000	4,898,661
Gartner, Inc.†	4.50%	7/1/2028	6,511,000	6,361,272
McAfee Corp.†	7.375%	2/15/2030	3,304,000	3,215,539
Total				21,155,565

Cosmetics/Personal Care 0.13%
Perrigo Finance Unlimited Co. (Ireland)(c)	6.125%	9/30/2032	4,367,000	4,356,803

Distribution/Wholesale 0.10%
Mitsubishi Corp. (Japan)†(c)	5.125%	7/17/2034	3,436,000	3,502,364

Diversified Financial Services 3.07%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.95%	9/10/2034	7,117,000	6,927,016
AG TTMT Escrow Issuer LLC†	8.625%	9/30/2027	2,283,000	2,380,591
Aircastle Ltd.†	2.85%	1/26/2028	5,300,000	4,966,395
Aircastle Ltd.†	6.50%	7/18/2028	19,708,000	20,571,414
Aretec Group, Inc.†	10.00%	8/15/2030	4,051,000	4,488,974
Aviation Capital Group LLC†	6.375%	7/15/2030	4,500,000	4,770,481
Aviation Capital Group LLC†	6.75%	10/25/2028	5,000,000	5,287,646
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%	2/21/2026	4,025,000	3,883,721
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%	4/15/2026	11,371,000	11,224,155
GGAM Finance Ltd. (Ireland)†(c)	8.00%	2/15/2027	4,668,000	4,838,611
LPL Holdings, Inc.†	4.00%	3/15/2029	12,000,000	11,406,609
LPL Holdings, Inc.†	4.625%	11/15/2027	5,486,000	5,404,479
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	5.15%	3/17/2030	2,370,000	2,337,643
Navient Corp.	11.50%	3/15/2031	4,287,000	4,881,950
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	4,800,000	4,700,497
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	303,000	263,196
Nuveen LLC†	5.85%	4/15/2034	2,890,000	2,993,372
PennyMac Financial Services, Inc.†	7.125%	11/15/2030	3,205,000	3,290,714
Total				104,617,464

Electric 4.41%
Alfa Desarrollo SpA (Chile)†(c)	4.55%	9/27/2051	5,450,717	4,166,982
Alpha Generation LLC†	6.75%	10/15/2032	3,081,000	3,123,422
American Transmission Systems, Inc.†	2.65%	1/15/2032	6,934,000	6,001,560

See Notes to Financial Statements.	39

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
Appalachian Power Co.	5.65%		4/1/2034	$3,014,000	$3,123,418
Ausgrid Finance Pty. Ltd. (Australia)†(c)	4.35%		8/1/2028	8,780,000	8,592,021
Centrais Eletricas Brasileiras SA (Brazil)†(c)	6.50%		1/11/2035	3,445,000	3,341,650
Chile Electricity Lux MPC II SARL (Luxembourg)†(c)	5.58%		10/20/2035	4,782,000	4,715,052
Constellation Energy Generation LLC	5.80%		3/1/2033	5,500,000	5,764,727
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%	)#	2/1/2055	2,698,000	2,844,997
Duke Energy Indiana LLC	5.40%		4/1/2053	3,820,000	3,849,659
Emera, Inc. (Canada)(c)	6.75% (3 mo. USD LIBOR + 5.44%	)#	6/15/2076	7,301,000	7,402,754
Enel Finance International NV (Netherlands)†(c)	5.125%		6/26/2029	3,011,000	3,040,055
Entergy Corp.	0.90%		9/15/2025	4,675,000	4,531,856
Entergy Louisiana LLC	5.70%		3/15/2054	7,147,000	7,451,067
Eskom Holdings SOC Ltd. (South Africa)†(c)	7.125%		2/11/2025	3,200,000	3,205,831
Evergy Missouri West, Inc.†	5.65%		6/1/2034	6,000,000	6,233,232
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(c)	7.25%		1/31/2041	4,300,000	4,301,720
FirstEnergy Transmission LLC†	5.00%		1/15/2035	1,903,000	1,890,971
Indianapolis Power & Light Co.†	5.70%		4/1/2054	3,000,000	3,121,297
Interstate Power & Light Co.	4.95%		9/30/2034	3,328,000	3,303,794
IPALCO Enterprises, Inc.	4.25%		5/1/2030	10,730,000	10,234,152
IPALCO Enterprises, Inc.	5.75%		4/1/2034	2,607,000	2,679,723
Lightning Power LLC†	7.25%		8/15/2032	4,961,000	5,174,582
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030	4,339,261	4,227,624
NRG Energy, Inc.†	4.45%		6/15/2029	6,500,000	6,283,998
NRG Energy, Inc.†	6.00%		2/1/2033	4,037,000	4,018,129
Oglethorpe Power Corp.	5.95%		11/1/2039	2,419,000	2,534,267
Oncor Electric Delivery Co. LLC	5.65%		11/15/2033	3,905,000	4,119,227
Palomino Funding Trust I†	7.233%		5/17/2028	3,939,000	4,157,171
Public Service Electric & Gas Co.	4.85%		8/1/2034	4,544,000	4,546,240
Talen Energy Supply LLC†	8.625%		6/1/2030	2,524,000	2,719,124
Vistra Operations Co. LLC†	5.125%		5/13/2025	1,430,000	1,430,346
Vistra Operations Co. LLC†(a)	5.70%		12/30/2034	4,048,000	4,110,910
Vistra Operations Co. LLC†	7.75%		10/15/2031	2,965,000	3,152,189
Wisconsin Electric Power Co.	5.05%		10/1/2054	1,264,000	1,223,603
Total					150,617,350

40	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Energy-Alternate Sources 0.19%
Empresa Generadora de Electricidad Haina SA (Dominican Republic)†(c)	5.625%	11/8/2028	$3,470,000	$3,205,620
Greenko Dutch BV (Netherlands)†(c)	3.85%	3/29/2026	3,378,625	3,238,615
Total				6,444,235

Engineering & Construction 0.30%
Fluor Corp.	4.25%	9/15/2028	1,015,000	980,935
IRB Infrastructure Developers Ltd. (India)†(c)	7.11%	3/11/2032	3,150,000	3,170,556
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	6,000,000	6,179,545
Total				10,331,036

Entertainment 0.34%
Jacobs Entertainment, Inc.†	6.75%	2/15/2029	3,333,000	3,272,324
Penn Entertainment, Inc.†	4.125%	7/1/2029	3,666,000	3,340,287
Warnermedia Holdings, Inc.	3.788%	3/15/2025	5,000,000	4,980,225
Total				11,592,836

Environmental Control 0.06%
Veralto Corp.	5.45%	9/18/2033	2,159,000	2,213,684

Equity Real Estate 0.13%
Kennedy-Wilson, Inc.	4.75%	3/1/2029	4,945,000	4,578,161

Food 0.07%
Chobani Holdco II LLC†	8.75%	10/1/2029	2,107,000	2,230,854

Forest Products & Paper 0.15%
LD Celulose International GmbH (Austria)†(c)	7.95%	1/26/2032	3,139,000	3,204,721
Mercer International, Inc. (Canada)(c)	5.125%	2/1/2029	2,260,000	1,978,800
Total				5,183,521

Gas 0.62%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	4,513,000	3,832,619
East Ohio Gas Co.†	1.30%	6/15/2025	2,649,000	2,599,321
National Fuel Gas Co.	3.95%	9/15/2027	3,036,000	2,965,942
National Fuel Gas Co.	5.50%	1/15/2026	1,308,000	1,313,821
Piedmont Natural Gas Co., Inc.	5.10%	2/15/2035	6,400,000	6,351,920
Southwest Gas Corp.	4.05%	3/15/2032	2,156,000	2,036,419
Spire Missouri, Inc.	5.15%	8/15/2034	2,030,000	2,077,258
Total				21,177,300

Hand/Machine Tools 0.22%
Regal Rexnord Corp.	6.05%	2/15/2026	7,500,000	7,576,175

See Notes to Financial Statements.	41

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Health Care-Products 0.47%
Solventum Corp.†	5.45%	3/13/2031	$10,624,000	$10,784,023
Solventum Corp.†	5.60%	3/23/2034	5,218,000	5,299,713
Total				16,083,736

Health Care-Services 1.54%
Centene Corp.	2.45%	7/15/2028	6,847,000	6,196,100
Centene Corp.	3.375%	2/15/2030	2,194,000	1,977,560
Centene Corp.	4.25%	12/15/2027	4,912,000	4,753,749
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030	3,148,000	2,689,273
CHS/Community Health Systems, Inc.†(d)	6.875%	4/15/2029	3,095,000	2,500,122
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	5,329,000	4,577,170
HCA, Inc.	5.45%	9/15/2034	1,688,000	1,686,913
HCA, Inc.	5.60%	4/1/2034	8,955,000	9,059,013
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028	2,136,000	2,275,381
LifePoint Health, Inc.†	9.875%	8/15/2030	2,403,000	2,612,784
LifePoint Health, Inc.†	10.00%	6/1/2032	2,399,000	2,513,579
Molina Healthcare, Inc.†	3.875%	11/15/2030	3,637,000	3,312,121
U.S. Acute Care Solutions LLC†	9.75%	5/15/2029	3,036,000	3,155,061
Universal Health Services, Inc.	5.05%	10/15/2034	5,596,000	5,366,181
Total				52,675,007

Home Builders 0.12%
Landsea Homes Corp.†	8.875%	4/1/2029	4,088,000	4,195,066

Insurance 2.10%
Ardonagh Group Finance Ltd. (United Kingdom)†(c)	8.875%	2/15/2032	2,524,000	2,601,382
Assurant, Inc.	2.65%	1/15/2032	3,057,000	2,612,430
Assurant, Inc.	3.70%	2/22/2030	2,837,000	2,666,956
Athene Global Funding†	5.62%	5/8/2026	6,877,000	6,945,021
Brighthouse Financial Global Funding†	5.65%	6/10/2029	4,147,000	4,230,740
Brown & Brown, Inc.	5.65%	6/11/2034	3,688,000	3,799,734
CNO Global Funding†	5.875%	6/4/2027	6,163,000	6,304,945
F&G Global Funding†	5.15%	7/7/2025	3,435,000	3,438,111
GA Global Funding Trust†	3.85%	4/11/2025	4,577,000	4,558,278
GA Global Funding Trust†	4.40%	9/23/2027	7,000,000	6,922,280
Global Atlantic Fin Co.†	4.40%	10/15/2029	6,551,000	6,281,349
Global Atlantic Fin Co.†	7.95%	6/15/2033	3,411,000	3,865,365
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(c)	7.25%	2/15/2031	3,186,000	3,224,818

42	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
HUB International Ltd.†	7.375%	1/31/2032	$1,293,000	$1,323,618
Jackson National Life Global Funding†	5.50%	1/9/2026	5,281,000	5,306,998
New York Life Global Funding†	4.55%	1/28/2033	2,760,000	2,706,558
Principal Life Global Funding II†	5.10%	1/25/2029	4,373,000	4,436,436
Protective Life Corp.	8.45%	10/15/2039	393,000	496,815
Total				71,721,834

Internet 0.83%
Meituan (China)†(c)	4.625%	10/2/2029	4,330,000	4,247,485
Prosus NV (Netherlands)(c)	4.027%	8/3/2050	4,300,000	3,006,593
Rakuten Group, Inc. (Japan)†(c)	9.75%	4/15/2029	4,313,000	4,719,019
Uber Technologies, Inc.†	4.50%	8/15/2029	16,776,000	16,382,843
Total				28,355,940

Iron-Steel 0.15%
ATI, Inc.	7.25%	8/15/2030	2,008,000	2,101,109
CSN Resources SA (Brazil)(c)(d)	4.625%	6/10/2031	3,700,000	2,974,678
Total				5,075,787

Leisure Time 0.25%
Carnival Corp.†	6.00%	5/1/2029	3,140,000	3,153,636
NCL Corp. Ltd.†	5.875%	2/15/2027	2,386,000	2,390,288
Royal Caribbean Cruises Ltd.†	6.00%	2/1/2033	2,920,000	2,958,523
Total				8,502,447

Lodging 0.09%
MGM China Holdings Ltd. (Macau)†(c)	7.125%	6/26/2031	2,991,000	3,041,327

Machinery-Diversified 0.36%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(c)	9.00%	2/15/2029	3,236,000	3,370,427
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028	1,977,000	2,124,903
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	6,722,000	6,681,427
Total				12,176,757

Media 0.88%
AMC Networks, Inc.(d)	4.25%	2/15/2029	3,083,000	2,346,616
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	6,385,000	5,936,956
CSC Holdings LLC†	11.75%	1/31/2029	1,650,000	1,637,609
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	4,427,000	4,353,832
Discovery Communications LLC	3.95%	3/20/2028	2,968,000	2,839,086

See Notes to Financial Statements.	43

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media (continued)
FactSet Research Systems, Inc.	3.45%	3/1/2032	$3,397,000	$3,047,811
Gray Television, Inc.†(d)	5.375%	11/15/2031	3,522,000	2,100,744
Univision Communications, Inc.†	8.50%	7/31/2031	4,151,000	4,121,246
VZ Secured Financing BV (Netherlands)†(c)	5.00%	1/15/2032	4,050,000	3,624,367
Total				30,008,267

Mining 0.92%
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	3,573,000	3,425,530
Antofagasta PLC (Chile)†(c)	6.25%	5/2/2034	5,542,000	5,730,794
Aris Mining Corp. (Canada)†(c)	8.00%	10/31/2029	797,000	801,470
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	4.375%	4/1/2031	3,388,000	3,107,909
Glencore Funding LLC†	5.634%	4/4/2034	5,994,000	6,155,297
Glencore Funding LLC†	6.375%	10/6/2030	3,000,000	3,199,809
Hecla Mining Co.	7.25%	2/15/2028	2,021,000	2,057,382
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(c)	6.95%	10/17/2031	3,528,000	3,558,612
WE Soda Investments Holding PLC (United Kingdom)†(c)	9.50%	10/6/2028	3,139,000	3,254,641
Total				31,291,444

Miscellaneous Manufacturing 0.10%
LSB Industries, Inc.†	6.25%	10/15/2028	3,510,000	3,414,411

Oil & Gas 5.13%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	6,154,000	6,386,843
Antero Resources Corp.†	5.375%	3/1/2030	5,584,000	5,490,113
Apache Corp.(d)	4.25%	1/15/2030	7,934,000	7,554,158
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	6.625%	10/15/2032	4,714,000	4,722,186
Baytex Energy Corp. (Canada)†(c)	8.50%	4/30/2030	3,159,000	3,277,415
Berry Petroleum Co. LLC†	7.00%	2/15/2026	2,477,000	2,471,580
California Resources Corp.†	8.25%	6/15/2029	3,096,000	3,179,356
CITGO Petroleum Corp.†	8.375%	1/15/2029	3,855,000	4,015,445
Comstock Resources, Inc.†	6.75%	3/1/2029	5,446,000	5,373,312
Continental Resources, Inc.†	5.75%	1/15/2031	16,587,000	16,717,062
Cosan Luxembourg SA (Luxembourg)†(c)	7.25%	6/27/2031	3,076,000	3,125,298
Coterra Energy, Inc.	4.375%	3/15/2029	3,000,000	2,922,696
Coterra Energy, Inc.	5.60%	3/15/2034	4,567,000	4,638,916
Crescent Energy Finance LLC†	7.375%	1/15/2033	4,942,000	4,910,182

44	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Devon Energy Corp.	5.20%	9/15/2034	$4,318,000	$4,220,937
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(c)	8.50%	10/1/2030	2,738,000	2,860,920
Ecopetrol SA (Colombia)(c)	8.375%	1/19/2036	3,265,000	3,218,359
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	6,071,000	6,415,432
EQT Corp.	5.75%	2/1/2034	2,567,000	2,628,669
EQT Corp.	7.00%	2/1/2030	6,650,000	7,186,120
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	4,531,000	4,634,268
HF Sinclair Corp.	5.00%	2/1/2028	5,000,000	4,976,222
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	2,542,000	2,526,354
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.875%	12/1/2032	5,374,000	5,395,697
Medco Maple Tree Pte. Ltd. (Singapore)†(c)	8.96%	4/27/2029	3,470,000	3,663,775
Occidental Petroleum Corp.(d)	5.55%	10/1/2034	2,222,000	2,211,160
Occidental Petroleum Corp.	6.45%	9/15/2036	2,730,000	2,870,856
Occidental Petroleum Corp.	6.625%	9/1/2030	3,168,000	3,358,843
Ovintiv, Inc.	6.50%	2/1/2038	8,176,000	8,630,085
Petroleos Mexicanos (Mexico)(c)	4.25%	1/15/2025	3,770,000	3,752,671
Petroleos Mexicanos (Mexico)(c)	6.70%	2/16/2032	5,129,000	4,548,040
SM Energy Co.†	6.75%	8/1/2029	5,802,000	5,847,698
Talos Production, Inc.†	9.00%	2/1/2029	3,702,000	3,875,751
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	6,453,000	6,119,265
Valaris Ltd.†	8.375%	4/30/2030	2,771,000	2,824,122
Vermilion Energy, Inc. (Canada)†(c)	6.875%	5/1/2030	4,100,000	4,117,954
Vital Energy, Inc.	9.75%	10/15/2030	4,118,000	4,422,861
Total				175,090,621

Packaging & Containers 0.14%
LABL, Inc.†	9.50%	11/1/2028	2,060,000	2,083,929
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	2,500,000	2,564,255
Total				4,648,184

Pharmaceuticals 1.01%
Bayer Corp.†	6.65%	2/15/2028	1,527,000	1,587,270
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	4,694,000	4,654,677
Bayer U.S. Finance LLC†	6.25%	1/21/2029	4,800,000	4,952,723
Bayer U.S. Finance LLC†	6.375%	11/21/2030	10,069,000	10,493,573
Bayer U.S. Finance LLC†	6.50%	11/21/2033	5,000,000	5,214,322
Organon & Co./Organon Foreign Debt Co-Issuer BV†	5.125%	4/30/2031	6,141,000	5,626,192
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	3.15%	10/1/2026	2,030,000	1,945,308
Total				34,474,065

See Notes to Financial Statements.	45

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pipelines 2.01%
Cheniere Energy Partners LP	3.25%		1/31/2032	$5,307,000	$4,675,815
Cheniere Energy, Inc.	5.65%		4/15/2034	4,427,000	4,536,881
Columbia Pipeline Group, Inc.	4.50%		6/1/2025	5,000,000	4,982,676
Columbia Pipelines Holding Co. LLC†	5.097%		10/1/2031	3,707,000	3,663,038
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028	2,905,000	2,922,175
Eastern Energy Gas Holdings LLC	5.65%		10/15/2054	5,244,000	5,235,189
Enbridge, Inc. (Canada)(c)	6.20%		11/15/2030	1,573,000	1,678,826
Enbridge, Inc. (Canada)(c)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084	8,937,000	9,974,934
EQM Midstream Partners LP†	7.50%		6/1/2030	2,061,000	2,231,669
Galaxy Pipeline Assets Bidco Ltd. (Jersey)(c)	2.16%		3/31/2034	4,684,454	4,079,500
NGPL PipeCo LLC†	3.25%		7/15/2031	5,100,000	4,472,108
NGPL PipeCo LLC†	4.875%		8/15/2027	3,500,000	3,483,823
Sabine Pass Liquefaction LLC	5.625%		3/1/2025	622,000	622,407
South Bow USA Infrastructure Holdings LLC†	5.026%		10/1/2029	4,467,000	4,433,758
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%		1/15/2028	3,025,000	3,012,733
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%		3/1/2030	3,320,000	3,361,002
Venture Global LNG, Inc.†	8.375%		6/1/2031	4,908,000	5,176,213
Total					68,542,747

REITS 2.79%
American Tower Corp.	2.95%		1/15/2025	5,000,000	4,986,348
American Tower Corp.	3.80%		8/15/2029	3,078,000	2,950,450
American Tower Corp.	5.55%		7/15/2033	3,000,000	3,081,823
Brandywine Operating Partnership LP	8.875%		4/12/2029	3,773,000	4,077,503
Crown Castle, Inc.	2.10%		4/1/2031	3,000,000	2,522,495
Crown Castle, Inc.	3.30%		7/1/2030	8,500,000	7,797,880
EPR Properties	4.95%		4/15/2028	1,994,000	1,968,123
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028	5,500,000	5,595,117
Goodman U.S. Finance Six LLC†	5.125%		10/7/2034	4,965,000	4,919,954
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	10,000,000	9,672,474
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%		6/15/2027	6,781,000	7,078,659

46	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
REITS (continued)
Iron Mountain Information Management Services, Inc.†	5.00%	7/15/2032	$4,925,000	$4,642,780
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%	7/15/2031	4,000,000	4,147,076
Phillips Edison Grocery Center Operating Partnership I LP	4.95%	1/15/2035	5,642,000	5,457,132
Phillips Edison Grocery Center Operating Partnership I LP	5.75%	7/15/2034	932,000	957,980
Prologis Targeted U.S. Logistics Fund LP†	5.25%	1/15/2035	2,685,000	2,696,002
VICI Properties LP	6.125%	4/1/2054	1,429,000	1,473,060
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	11,500,000	11,152,791
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	5,831,000	5,638,724
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	4,490,000	4,526,315
Total				95,342,686

Retail 0.41%
Alimentation Couche-Tard, Inc. (Canada)†(c)	5.267%	2/12/2034	3,559,000	3,568,764
Arko Corp.†(d)	5.125%	11/15/2029	3,385,000	3,125,369
Raising Cane’s Restaurants LLC†	9.375%	5/1/2029	1,116,000	1,201,198
Staples, Inc.†	10.75%	9/1/2029	3,149,000	3,108,634
Walgreens Boots Alliance, Inc.(d)	8.125%	8/15/2029	3,043,000	3,066,132
Total				14,070,097

Semiconductors 1.03%
Broadcom, Inc.†	4.15%	4/15/2032	2,413,000	2,290,797
Broadcom, Inc.	4.80%	10/15/2034	6,079,000	5,948,167
Broadcom, Inc.	5.15%	11/15/2031	6,190,000	6,288,871
Intel Corp.	4.875%	2/10/2028	7,500,000	7,515,733
Intel Corp.(d)	5.15%	2/21/2034	5,000,000	4,979,052
Qorvo, Inc.	4.375%	10/15/2029	8,615,000	8,137,494
Total				35,160,114

Shipbuilding 0.09%
Huntington Ingalls Industries, Inc.	5.749%	1/15/2035	3,036,000	3,093,621

Software 1.06%
AppLovin Corp.(a)	5.375%	12/1/2031	4,534,000	4,580,600
Atlassian Corp. (Australia)(c)	5.50%	5/15/2034	9,256,000	9,470,385
Cadence Design Systems, Inc.	4.70%	9/10/2034	3,747,000	3,680,390
Cloud Software Group, Inc.†	6.50%	3/31/2029	3,243,000	3,188,603
Cloud Software Group, Inc.†	9.00%	9/30/2029	3,967,000	4,020,007

See Notes to Financial Statements.	47

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Software (continued)
MSCI, Inc.†	3.625%		11/1/2031	$5,500,000	$5,015,893
Oracle Corp.	2.875%		3/25/2031	3,491,000	3,115,269
Workday, Inc.	3.80%		4/1/2032	3,500,000	3,242,931
Total					36,314,078

Telecommunications 0.75%
Altice France SA (France)†(c)	8.125%		2/1/2027	1,525,000	1,284,846
AT&T, Inc.	4.30%		2/15/2030	6,709,000	6,577,842
Sprint Capital Corp.	6.875%		11/15/2028	4,500,000	4,834,905
Sprint Capital Corp.	8.75%		3/15/2032	4,500,000	5,474,989
T-Mobile USA, Inc.	3.875%		4/15/2030	4,317,000	4,125,635
Windstream Services LLC/Windstream Escrow Finance Corp.†	8.25%		10/1/2031	3,014,000	3,149,148
Total					25,447,365

Transportation 0.14%
Rand Parent LLC†	8.50%		2/15/2030	3,123,000	3,166,784
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	1,472,000	1,531,533
Total					4,698,317
Total Corporate Bonds (cost $1,626,772,645)					1,643,092,391

FLOATING RATE LOANS(f) 2.29%

Aerospace/Defense 0.11%
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1	6.823% (1 mo. USD Term SOFR + 2.25%	)	10/31/2031	2,645,337	2,666,354
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2	6.823% (1 mo. USD Term SOFR + 2.25%	)	10/31/2031	1,006,201	1,014,196
Total					3,680,550

Building Materials 0.07%
EMRLD Borrower LP 2024 Term Loan B	–	(b)	8/4/2031	2,324,000	2,330,542

Commercial Services 0.08%
Trans Union LLC 2024 Term Loan B9	–	(b)	6/24/2031	2,707,286	2,712,362

Distribution/Wholesale 0.08%
Resideo Funding, Inc. 2024 1st Lien Term Loan B	–	(b)	2/11/2028	2,850,489	2,855,834

48	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services 0.72%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.356% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	$16,511,000	$16,531,639
Citadel Securities LP 2024 First Lien Term Loan	6.573% (1 mo. USD Term SOFR + 2.00%	)	10/31/2031	3,804,000	3,824,447
Hudson River Trading LLC 2024 Term Loan B	7.63% (1 mo. USD Term SOFR + 3.00%	)	3/18/2030	4,210,000	4,224,924
Total					24,581,010

Electric 0.11%
NRG Energy, Inc. 2024 Term Loan	6.323% - 6.35% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/16/2031	3,752,000	3,768,884

Engineering & Construction 0.08%
AECOM 2024 Term Loan	6.323% (1 mo. USD Term SOFR + 1.75%	)	4/18/2031	2,694,247	2,726,242

Entertainment 0.26%
Flutter Financing BV Term Loan B (Netherlands)(c)	6.604% (3 mo. USD Term SOFR + 2.00%	)	11/29/2030	8,030,995	8,093,757
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	–	(b)	11/19/2031	643,000	645,012
Total					8,738,769

Health Care Services 0.02%
Select Medical Corp. 2024 Term Loan B	–	(b)	11/18/2031	691,000	692,727

Leisure Time 0.05%
Life Time Fitness, Inc. 2024 Term Loan B	7.152% (3 mo. USD Term SOFR + 2.50%	)	10/22/2031	1,815,000	1,824,828

Lodging 0.09%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4	6.338% (1 mo. USD Term SOFR + 1.75%	)	11/8/2030	3,000,000	3,023,265

Media 0.12%
Charter Communications Operating LLC 2019 Term Loan B2	6.343% (3 mo. USD Term SOFR + 1.75%	)	2/1/2027	2,037,659	2,038,535
Charter Communications Operating LLC 2024 Term Loan B5	–	(b)	11/21/2031	2,155,000	2,155,000
Total					4,193,535

See Notes to Financial Statements.	49

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pharmaceuticals 0.07%
Southern Veterinary Partners LLC 2024 1st Lien Term Loan	–	(b)	10/31/2031	$2,266,770	$2,290,242

Software 0.24%
Cotiviti Corp. 2024 Term Loan	–	(b)	5/1/2031	4,866,000	4,891,863
Zelis Payments Buyer, Inc. 1st Lien Term Loan B	–	(b)	10/25/2031	3,275,000	3,284,350
Total					8,176,213

Transportation 0.09%
Genesee & Wyoming, Inc. 2024 Term Loan B	–	(b)	4/10/2031	3,223,000	3,235,328

Utilities 0.10%
Calpine Corp. Term Loan B9	–	(b)	1/31/2031	3,226,000	3,239,840
Total Floating Rate Loans (cost $77,700,306)					78,070,171

FOREIGN GOVERNMENT OBLIGATIONS(c) 1.10%

Angola 0.14%
Angola Government International Bonds	8.75%		4/14/2032	5,418,000	4,868,187

Colombia 0.19%
Colombia Government International Bonds	7.50%		2/2/2034	3,124,000	3,144,990
Colombia Government International Bonds	7.75%		11/7/2036	3,334,000	3,351,004
Total					6,495,994

Egypt 0.06%
Egypt Government International Bonds†	7.30%		9/30/2033	2,420,000	2,087,299

El Salvador 0.10%
El Salvador Government International Bonds†	9.65%		11/21/2054	3,220,000	3,394,149

Hungary 0.14%
Hungary Government International Bonds	5.50%		6/16/2034	5,000,000	4,880,000

Nigeria 0.10%
Nigeria Government International Bonds	6.125%		9/28/2028	3,595,000	3,277,484

Peru 0.17%
Peru Government International Bonds	5.375%		2/8/2035	5,703,000	5,653,566

Senegal 0.06%
Senegal Government International Bonds†	6.25%		5/23/2033	2,460,000	2,074,878

50	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
South Africa 0.14%
Republic of South Africa Government International Bonds†	7.10%		11/19/2036	$4,659,000	$4,705,711
Total Foreign Government Obligations (cost $37,238,456)					37,437,268

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.85%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K140 Class A2	2.25%		1/25/2032	6,060,000	5,227,382
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K145 Class A2	2.58%		5/25/2032	7,275,000	6,386,830
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	8,410,000	7,555,598
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K148 Class A2	3.50%	#(g)	7/25/2032	7,500,000	7,003,029
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(g)	8/25/2032	3,021,000	2,749,064
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	3,132	2,761
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $29,033,220)					28,924,664

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 24.12%
Federal Home Loan Mortgage Corp.	2.50%		6/1/2051 - 11/1/2051	7,768,834	6,523,155
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	740,368	690,191
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	4,226,773	4,192,394
Federal Home Loan Mortgage Corp.	6.00%		7/1/2039 - 9/1/2039	31,751,067	32,703,931
Federal Home Loan Mortgage Corp.	6.50%		11/1/2053	11,914,395	12,262,028
Federal National Mortgage Association	2.00%		1/1/2036 - 2/1/2036	11,828,215	10,695,160
Federal National Mortgage Association	2.50%		8/1/2035 - 5/1/2052	25,206,137	22,553,621
Federal National Mortgage Association	3.00%		3/1/2037 - 1/1/2052	1,960,660	1,778,983
Federal National Mortgage Association	3.50%		7/1/2045 - 4/1/2052	14,743,462	13,554,461

See Notes to Financial Statements.	51

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	4.00%		5/1/2052 - 6/1/2052	$2,958,508	$2,800,878
Federal National Mortgage Association	5.00%		7/1/2052 - 10/1/2052	5,750,194	5,685,098
Federal National Mortgage Association	6.00%		2/1/2039	1,537,567	1,589,451
Government National Mortgage Association(h)	2.00%		TBA	23,670,000	19,463,838
Government National Mortgage Association(h)	2.50%		TBA	11,221,000	9,593,128
Government National Mortgage Association(h)	3.00%		TBA	30,495,000	27,041,361
Government National Mortgage Association(h)	3.50%		TBA	21,120,000	19,318,140
Government National Mortgage Association(h)	4.50%		TBA	2,188,000	2,111,469
Government National Mortgage Association(h)	5.00%		TBA	18,523,000	18,254,775
Government National Mortgage Association(h)	5.50%		TBA	63,394,000	63,420,444
Government National Mortgage Association(h)	6.00%		TBA	59,856,000	60,424,101
Government National Mortgage Association(h)	6.50%		TBA	20,580,000	20,918,301
Uniform Mortgage-Backed Security(h)	2.00%		TBA	32,271,000	28,253,171
Uniform Mortgage-Backed Security(h)	2.50%		TBA	51,614,000	44,139,335
Uniform Mortgage-Backed Security(h)	3.00%		TBA	2,737,000	2,387,790
Uniform Mortgage-Backed Security(h)	3.50%		TBA	15,392,000	13,958,191
Uniform Mortgage-Backed Security(h)	4.00%		TBA	26,436,000	24,731,395
Uniform Mortgage-Backed Security(h)	4.50%		TBA	1,943,000	1,865,998
Uniform Mortgage-Backed Security(h)	5.00%		TBA	102,967,000	102,307,228
Uniform Mortgage-Backed Security(h)	5.50%		TBA	188,271,000	189,122,450
Uniform Mortgage-Backed Security(h)	6.00%		TBA	35,815,000	36,364,689
Uniform Mortgage-Backed Security(h)	6.50%		TBA	15,268,000	15,628,622
Uniform Mortgage-Backed Security(h)	7.00%		TBA	8,816,000	9,129,396
Total Government Sponsored Enterprises Pass-Throughs (cost $818,134,727)					823,463,173

MUNICIPAL BONDS 0.05%

Natural Gas 0.05%
Texas Natural Gas Securitization Finance Corp. A1 (cost $1,565,544)	5.102%		4/1/2035	1,565,544	1,595,767

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.93%
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2029	1,600,000	1,638,192
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(g)	10/25/2051	5,522,629	4,527,138
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(g)	5/15/2056	7,600,000	7,966,428
BFLD Mortgage Trust Series 2024-VICT Class A†	6.499% (1 mo. USD Term SOFR + 1.89%	)#	7/15/2041	3,070,000	3,083,324

52	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	$5,471,000	$5,678,571
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	5.574% (1 mo. USD Term SOFR + 0.96%	)#	11/15/2038	3,030,464	3,026,269
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	5.412% (1 mo. USD Term SOFR + 0.80%	)#	10/15/2038	2,201,080	2,195,569
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.051% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	7,765,383	7,799,552
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.001% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	10,870,932	10,915,183
BX Trust Series 2024-VLT4 Class A†	6.101% (1 mo. USD Term SOFR + 1.49%	)#	7/15/2029	4,890,000	4,913,672
CF Trust Series 2019-BOSS Class A1†	8.626% (1 mo. USD Term SOFR + 3.30%	)#	12/15/2024	116,602	21,839
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1B†	3.25%	#(g)	8/25/2064	3,138,824	2,740,277
Chase Home Lending Mortgage Trust Series 2024-RPL3 Class A1B†	3.25%	#(g)	9/25/2064	2,157,614	1,875,330
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A†	3.375%	#(g)	12/25/2064	3,996,354	3,605,934
CIM Trust Series 2021-J1 Class A1†	2.50%	#(g)	3/25/2051	4,940,249	4,055,902
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AS	3.849%		2/10/2049	97,572	90,552
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(g)	11/27/2051	2,256,340	1,932,188
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class AM	4.043%	#(g)	7/10/2048	6,309,000	6,221,136
CONE Trust Series 2024-DFW1 Class B†	6.90% (1 mo. USD Term SOFR + 2.29%	)#	8/15/2041	2,240,000	2,245,131
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	5.684% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	480,097	479,462
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	7.234% (30 day USD SOFR Average + 2.50%	)#	1/25/2042	9,117,000	9,313,996
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M1B†	7.134% (30 day USD SOFR Average + 2.40%	)#	2/25/2042	13,096,000	13,429,094

See Notes to Financial Statements.	53

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1A†	6.834% (30 day USD SOFR Average + 2.10%	)#	3/25/2042	$1,069,653	$1,078,453
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1B†	8.234% (30 day USD SOFR Average + 3.50%	)#	3/25/2042	4,069,000	4,253,379
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	9.984% (30 day USD SOFR Average + 5.25%	)#	3/25/2042	5,511,000	5,945,047
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	6.584% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	6,893,308	6,978,508
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	7.034% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	3,202,857	3,280,993
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-DNA2 Class M1B†	7.975% (30 day USD SOFR Average + 3.25%	)#	4/25/2043	2,450,000	2,585,838
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M2†	10.234% (30 day USD SOFR Average + 5.50%	)#	5/25/2043	3,000,000	3,316,203
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class M1†	6.084% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	2,252,178	2,257,678
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class M1†	5.934% (30 day USD SOFR Average + 1.20%	)#	5/25/2044	2,024,285	2,033,582
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	8.949% (30 day USD SOFR Average + 4.21%	)#	7/25/2039	1,188,492	1,239,582
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R06 Class 1M1†	7.484% (30 day USD SOFR Average + 2.75%	)#	5/25/2042	2,415,148	2,483,581
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.284% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	5,925,141	6,079,815
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.125% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	3,523,934	3,625,453

54	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	8.475% (30 day USD SOFR Average + 3.75%	)#	12/25/2042	$3,367,000	$3,608,849
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.034% (30 day USD SOFR Average + 2.30%	)#	1/25/2043	5,545,268	5,674,701
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	8.634% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	4,100,000	4,420,940
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	7.025% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	4,296,547	4,406,848
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M2†	8.275% (30 day USD SOFR Average + 3.55%	)#	5/25/2043	1,900,000	2,037,468
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R08 Class 1M2†	7.234% (30 day USD SOFR Average + 2.50%	)#	10/25/2043	2,745,000	2,815,543
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R02 Class 1M2†	6.534% (30 day USD SOFR Average + 1.80%	)#	2/25/2044	1,725,000	1,739,042
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M2†	6.675% (30 day USD SOFR Average + 1.95%	)#	3/25/2044	3,550,000	3,589,693
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1M2†	6.384% (30 day USD SOFR Average + 1.65%	)#	5/25/2044	1,600,000	1,612,906
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.884% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	3,992,487	3,998,137
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(g)	11/25/2051	2,747,619	2,259,063
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(g)	6/1/2051	9,520,043	7,803,992
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(g)	8/25/2051	6,259,760	5,131,397

See Notes to Financial Statements.	55

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(g)	7/25/2051	$1,898,075	$1,558,303
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(g)	1/25/2053	8,048,744	6,877,173
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.931%	#(g)	6/10/2027	100,000	2,097
JP Morgan Mortgage Trust Series 2021-10 Class A3†	2.50%	#(g)	12/25/2051	3,539,545	2,901,342
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(g)	6/25/2052	5,594,349	4,783,389
JP Morgan Mortgage Trust Series 2021-4 Class A3†	2.50%	#(g)	8/25/2051	5,487,500	4,518,886
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(g)	5/25/2052	3,289,411	2,812,822
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(g)	7/25/2052	1,700,362	1,454,555
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(g)	8/25/2052	3,742,106	3,201,143
JP Morgan Mortgage Trust Series 2022-4 Class A2A†	3.00%	#(g)	10/25/2052	2,620,666	2,244,174
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(g)	10/25/2052	2,367,053	2,026,996
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(g)	3/25/2052	3,682,968	3,142,465
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.499% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	2,670,000	2,682,483
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B4†	3.731%	#(g)	11/25/2060	2,550,000	1,835,754	(i)
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.007% (1 mo. USD Term SOFR + 1.40%	)#	3/15/2039	2,500,000	2,493,482
Multifamily Connecticut Avenue Securities Trust Series 2024-01 Class M7†	7.484% (30 day USD SOFR Average + 2.75%	)#	7/25/2054	4,356,983	4,405,666
New Residential Mortgage Loan Trust Series 2020-RPL1 Class B3†	3.859%	#(g)	11/25/2059	3,850,000	2,936,327
Oceanview Mortgage Trust Series 2021-3 Class A2†	2.50%	#(g)	7/25/2051	3,290,758	2,705,626
PFP Ltd. Series 2023-10 Class A†	6.975% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	4,311,428	4,319,462

56	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.384% (30 day USD SOFR Average + 1.65%	)#	1/25/2037	$2,866,809	$2,863,455
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(g)	1/26/2060	6,012	5,906
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	7,980,000	8,014,535
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†(j)	0.456%	#(g)	2/15/2041	1,217,000	15,744
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	5.61% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	2,875,000	2,862,405
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(g)	2/25/2050	5,125	4,894
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(g)	6/25/2054	2,976,556	3,017,611
Verus Securitization Trust Series 2021-8 Class A1†	1.824%	#(g)	11/25/2066	979,170	881,389
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.30% (1 mo. USD Term SOFR + 1.69%	)#	8/15/2041	4,210,000	4,224,366
Total Non-Agency Commercial Mortgage-Backed Securities (cost $269,702,004)					270,803,880

U.S. TREASURY OBLIGATIONS 21.53%
U.S. Treasury Bonds	2.375%		2/15/2042	41,650,000	31,229,365
U.S. Treasury Bonds	3.875%		2/15/2043	21,796,000	20,217,493
U.S. Treasury Bonds	4.25%		2/15/2054	49,999,000	48,849,609
U.S. Treasury Bonds	4.25%		8/15/2054	31,544,000	30,858,904
U.S. Treasury Bonds	4.375%		8/15/2043	17,130,600	16,950,930
U.S. Treasury Bonds	4.50%		2/15/2044	39,036,000	39,151,888
U.S. Treasury Bonds	4.625%		5/15/2044	185,030,000	188,528,224
U.S. Treasury Bonds	4.625%		5/15/2054	75,690,000	78,705,773
U.S. Treasury Notes	3.50%		9/30/2029	125,794,000	122,565,615
U.S. Treasury Notes	3.875%		8/15/2034	13,137,000	12,803,443
U.S. Treasury Notes	4.875%		11/30/2025	144,208,000	144,924,953
Total U.S. Treasury Obligations (cost $742,213,334)					734,786,197
Total Long-Term Investments (cost $4,048,830,256)					4,066,730,302

See Notes to Financial Statements.	57

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

Investments	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 3.03%

REPURCHASE AGREEMENTS 2.15%
Repurchase Agreement dated 11/29/2024, 4.580% due 12/2/2024 with Barclays Bank PLC collateralized by $2,720,500 of U.S. Treasury Bond at 4.375% due 5/15/2034; value: $2,755,102; proceeds: $2,701,031 (cost $2,700,000)	$2,700,000	$2,700,000
Repurchase Agreement dated 11/29/2024, 2.200% due 12/2/2024 with Fixed Income Clearing Corp. collateralized by $35,540,100 of U.S. Treasury Note at 4.250% due 12/31/2025; value: $36,108,526; proceeds: $35,406,861 (cost $35,400,371)	35,400,371	35,400,371
Repurchase Agreement dated 11/29/2024, 4.550% due 12/2/2024 with JPMorgan Securities LLC collateralized by $35,974,600 of U.S. Treasury Note at 4.125% due 11/15/2027; value: $36,020,408; proceeds: $35,313,385 (cost $35,300,000)	35,300,000	35,300,000
Total Repurchase Agreements (cost $73,400,371)		73,400,371

Time Deposits 0.09%
CitiBank N.A.(k) (cost $3,009,787)	3,009,787	3,009,787

	Shares

Money Market Funds 0.79%
Fidelity Government Portfolio(k) (cost $27,088,083)	27,088,083	27,088,083
Total Short-Term Investments (cost $103,498,241)		103,498,241
Total Investments in Securities 122.18% (cost $4,152,328,497)		4,170,228,543
Other Assets and Liabilities – Net(l) (22.18)%		(756,975,289)
Net Assets 100.00%		$3,413,253,254

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2024, the total value of Rule 144A securities was $1,529,097,784, which represents 44.80% of net assets.

58	See Notes to Financial Statements.

Schedule of Investments (continued)

CORE PLUS BOND FUND November 30, 2024

#	Variable rate security. The interest rate represents the rate in effect at November 30, 2024.
(a)	Securities purchased on a when-issued basis (See Note 2(j)).
(b)	Interest Rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2024.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Level 3 Investment as described in Note 2(u) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(j)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(k)	Security was purchased with the cash collateral from loaned securities.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at November 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	3/7/2025	3,601,000	$2,585,456	$2,581,248	$4,208

Futures Contracts at November 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	March 2025	289	Long	$32,573,446	$33,176,297	$602,851
U.S. 2-Year Treasury Note	March 2025	527	Long	108,399,563	108,619,641	220,078
U.S. Ultra Treasury Bond	March 2025	123	Long	15,126,718	15,644,063	517,345
Total Unrealized Appreciation on Futures Contracts						$1,340,274

See Notes to Financial Statements.	59

Schedule of Investments (concluded)

CORE PLUS BOND FUND November 30, 2024

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$448,556,791	$–	$448,556,791
Corporate Bonds	–	1,643,092,391	–	1,643,092,391
Floating Rate Loans	–	78,070,171	–	78,070,171
Foreign Government Obligations	–	37,437,268	–	37,437,268
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	28,924,664	–	28,924,664
Government Sponsored Enterprises Pass-Throughs	–	823,463,173	–	823,463,173
Municipal Bonds	–	1,595,767	–	1,595,767
Non-Agency Commercial Mortgage-Backed Securities	–	268,968,126	1,835,754	270,803,880
U.S. Treasury Obligations	–	734,786,197	–	734,786,197
Short-Term Investments
Repurchase Agreements	–	73,400,371	–	73,400,371
Time Deposits	–	3,009,787	–	3,009,787
Money Market Funds	27,088,083	–	–	27,088,083
Total	$27,088,083	$4,141,304,706	$1,835,754	$4,170,228,543
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$4,208	$–	$4,208
Liabilities	–	–	–	–
Futures Contracts
Assets	1,340,274	–	–	1,340,274
Liabilities	–	–	–	–
Total	$1,340,274	$4,208	$–	$1,344,482

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

60	See Notes to Financial Statements.

Schedule of Investments

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 95.13%

ASSET-BACKED SECURITIES 3.28%

Other 3.28%
AGL CLO 29 Ltd. Series 2024-29A Class D†	8.367% (3 mo. USD Term SOFR + 3.75%	)#	4/21/2037	$5,000,000	$5,089,977
ARES XLIII CLO Ltd. Series 2017-43A Class D1R2†(a)	–	(b)	1/15/2038	8,200,000	8,230,750	(c)
Bain Capital CLO Ltd. Series 2024-1A Class E†	11.447% (3 mo. USD Term SOFR + 6.80%	)#	4/16/2037	750,000	766,445
Bain Capital Credit CLO Ltd. Series 2023-3A Class E†	13.185% (3 mo. USD Term SOFR + 8.55%	)#	7/24/2036	3,500,000	3,650,473
Bain Capital Credit CLO Ltd. Series 2024-4A Class E†	10.87% (3 mo. USD Term SOFR + 6.00%	)#	10/23/2037	7,250,000	7,294,832
Ballyrock CLO 22 Ltd. Series 2024-22A Class C†	8.156% (3 mo. USD Term SOFR + 3.50%	)#	4/15/2037	7,400,000	7,515,988
Ballyrock CLO 28 Ltd. Series 2024-28A Class C1†(a)	–	(b)	1/20/2038	7,000,000	6,999,942
Bear Mountain Park CLO Ltd. Series 2022-1A Class ER†	10.606% (3 mo. USD Term SOFR + 5.95%	)#	7/15/2037	4,700,000	4,753,191
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class DAR4†	8.317% (3 mo. USD Term SOFR + 3.70%	)#	4/20/2034	8,500,000	8,533,800
Carlyle U.S. CLO Ltd. Series 2024-1A Class D†	8.556% (3 mo. USD Term SOFR + 3.90%	)#	4/15/2037	9,250,000	9,410,314
CIFC Funding Ltd. Series 2013-1A Class CR†	8.459% (3 mo. USD Term SOFR + 3.81%	)#	7/16/2030	6,750,000	6,784,648
Dryden 115 CLO Ltd. Series 2024-115A Class D†	8.432% (3 mo. USD Term SOFR + 3.80%	)#	4/18/2037	8,850,000	9,030,356
Elmwood CLO 28 Ltd. Series 2024-4A Class D†	8.636% (3 mo. USD Term SOFR + 3.30%	)#	4/17/2037	5,750,000	5,828,680
Generate CLO 15 Ltd. Series 2024-15A Class D†	8.367% (3 mo. USD Term SOFR + 3.75%	)#	7/20/2037	9,520,000	9,712,481
Generate CLO 16 Ltd. Series 2024-16A Class D1†	8.257% (3 mo. USD Term SOFR + 3.25%	)#	7/20/2037	8,500,000	8,622,800
Invesco U.S. CLO Ltd. Series 2023-2A Class D†	9.567% (3 mo. USD Term SOFR + 4.95%	)#	4/21/2036	2,500,000	2,541,997
KKR CLO 45a Ltd. Series 2024-45A Class D†	8.556% (3 mo. USD Term SOFR + 3.90%	)#	4/15/2035	12,000,000	12,043,302

See Notes to Financial Statements.	61

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Lodi Park CLO Ltd. Series 2024-1A Class E†	10.939% (3 mo. USD Term SOFR + 5.65%	)#	7/21/2037	$8,800,000	$8,880,470
OCP CLO Ltd. Series 2019-17A Class ER2†	10.867% (3 mo. USD Term SOFR + 6.25%	)#	7/20/2037	4,850,000	4,873,351
OCP CLO Ltd. Series 2023-30A Class D†	9.135% (3 mo. USD Term SOFR + 4.50%	)#	1/24/2037	1,250,000	1,269,640
OCP CLO Ltd. Series 2024-31A Class D†	8.567% (3 mo. USD Term SOFR + 3.95%	)#	4/20/2037	4,080,000	4,158,199
Regatta XXVIII Funding Ltd. Series 2024-2A Class D1†	8.626% (3 mo. USD Term SOFR + 4.00%	)#	4/25/2037	11,850,000	12,141,267
RR 30 Ltd. Series 2024-30A Class D†	10.981% (3 mo. USD Term SOFR + 5.75%	)#	7/15/2036	8,000,000	8,079,729
Wellington Management CLO 3 Ltd. Series 2024-3A Class E†	10.977% (3 mo. USD Term SOFR + 5.75%	)#	7/18/2037	1,850,000	1,821,671
Total Asset-Backed Securities (cost $156,346,050)					158,034,303

				Shares

COMMON STOCKS 0.39%

Electric: Utilities 0.03%
Frontera Generation Holdings LLC*				209,679	1,467,753

Machinery 0.02%
TNT Crane & Rigging, Inc.*				528,781	826,220

Miscellaneous Financials 0.28%
Utex Industries*				297,535	13,760,994

Transportation Infrastructure 0.06%
ACBL Holdings Corp.*				60,887	2,983,463
Total Common Stocks (cost $23,045,405)					19,038,430

	Interest Rate		Maturity Date	Principal Amount‡

CONVERTIBLE BONDS 0.13%

Leisure Time 0.13%
Sabre GLBL, Inc. (cost $6,117,513)	4.00%		4/15/2025	$6,252,000	6,250,396

62	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
CORPORATE BONDS 6.73%

Advertising 0.08%
Advantage Sales & Marketing, Inc.†	6.50%	11/15/2028	$3,882,500	$3,722,919

Airlines 0.17%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(d)(e)	9.50%	6/1/2028	8,154,000	8,168,255

Apparel 0.06%
S&S Holdings LLC†	8.375%	10/1/2031	2,936,000	2,974,849

Banks 0.10%
Freedom Mortgage Corp.†	6.625%	1/15/2027	4,761,000	4,752,747

Building Materials 0.09%
ACProducts Holdings, Inc.†	6.375%	5/15/2029	7,065,000	4,413,696

Chemicals 0.33%
ASP Unifrax Holdings, Inc.†	10.425%	9/30/2029	4,694,000	4,745,399
Cerdia Finanz GmbH (Germany)†(d)	9.375%	10/3/2031	5,614,000	5,875,545
Kobe U.S. Midco 2, Inc.†	9.25%	11/1/2026	6,449,625	5,457,995
Total				16,078,939

Commercial Services 0.54%
Alta Equipment Group, Inc.†	9.00%	6/1/2029	7,917,000	7,518,223
EquipmentShare.com, Inc.†	8.625%	5/15/2032	660,000	692,344
EquipmentShare.com, Inc.†	9.00%	5/15/2028	6,934,000	7,240,330
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026	10,400,000	10,398,162
Total				25,849,059

Computers 0.12%
Ahead DB Holdings LLC	6.625%	5/1/2028	5,721,000	5,673,894

Diversified Financial Services 0.59%
Jefferson Capital Holdings LLC†	6.00%	8/15/2026	9,907,000	9,879,555
Navient Corp.	9.375%	7/25/2030	6,951,000	7,662,993
PRA Group, Inc.†(e)	5.00%	10/1/2029	11,546,000	10,672,618
Total				28,215,166

Energy-Alternate Sources 0.16%
Sunnova Energy Corp.†	5.875%	9/1/2026	9,064,000	7,824,104

Food 0.08%
Sigma Holdco BV (Netherlands)†(d)(e)	7.875%	5/15/2026	4,047,000	4,025,815

See Notes to Financial Statements.	63

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Hand/Machine Tools 0.39%
IMA Industria Macchine Automatiche SpA	6.929% (3 mo. EURIBOR + 3.75%	)#	4/15/2029	EUR	7,160,000	$7,614,089
IMA Industria Macchine Automatiche SpA†	6.965% (3 mo. EURIBOR + 3.75%	)#	4/15/2029	EUR	2,771,000	2,946,738
Werner FinCo LP/Werner FinCo, Inc.†	11.50%		6/15/2028		$7,555,000	8,358,746
Total						18,919,573

Internet 0.53%
Acuris Finance U.S., Inc./Acuris Finance SARL†	9.00%		8/1/2029		12,545,000	12,272,146
Millennium Escrow Corp.†	6.625%		8/1/2026		6,906,000	5,013,720
Rakuten Group, Inc. (Japan)†(d)	9.75%		4/15/2029		7,471,000	8,174,308
Total						25,460,174

Leisure Time 0.19%
Deuce Finco PLC	5.50%		6/15/2027	GBP	7,544,000	9,373,544

Machinery-Diversified 0.29%
Mangrove Luxco III SARL†	8.179% (3 mo. EURIBOR + 5.00%	)#	7/15/2029	EUR	6,361,000	6,806,345
Nova Alexandre III SAS†	8.429% (3 mo. EURIBOR + 5.25%	)#	7/15/2029	EUR	7,039,000	7,208,565
Total						14,014,910

Metal Fabricate-Hardware 0.11%
Park-Ohio Industries, Inc.	6.625%		4/15/2027		$5,129,000	5,082,816

Mining 0.00%
Mirabela Nickel Ltd.	Zero Coupon		9/10/2044		51,005	–	(f)

Oil & Gas 0.33%
Baytex Energy Corp. (Canada)†(d)	8.50%		4/30/2030		5,404,000	5,606,569
Berry Petroleum Co. LLC†	7.00%		2/15/2026		5,085,000	5,073,873
Kraken Oil & Gas Partners LLC†	7.625%		8/15/2029		5,150,000	5,118,301
Total						15,798,743

Packaging & Containers 0.18%
LABL, Inc.†	8.625%		10/1/2031		9,246,000	8,725,621

Pharmaceuticals 0.27%
Curaleaf Holdings, Inc.	8.00%		12/15/2026		8,022,000	7,580,790
Trulieve Cannabis Corp.	8.00%		10/6/2026		5,500,000	5,380,925
Total						12,961,715

64	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Pipelines 0.10%
Northriver Midstream Finance LP (Canada)†(d)	6.75%	7/15/2032		$4,577,000	$4,693,836

REITS 0.17%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027		8,259,000	8,045,319

Retail 0.58%
Evergreen Acqco 1 LP/TVI, Inc.†	9.75%	4/26/2028		4,416,000	4,661,984
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(d)	8.75%	1/15/2032		9,552,000	8,472,510
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		11,756,000	7,324,229
Park River Holdings, Inc.†(e)	5.625%	2/1/2029		4,382,000	3,839,697
Staples, Inc.†	10.75%	9/1/2029		3,453,000	3,408,737
Total					27,707,157

Software 0.38%
Dye & Durham Ltd. (Canada)†(d)	8.625%	4/15/2029		9,500,000	10,024,653
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL†	8.75%	5/1/2029		7,966,000	8,142,909
Total					18,167,562

Telecommunications 0.44%
Altice France SA	2.125%	2/15/2025	EUR	2,590,000	2,614,536
Altice France SA	2.50%	1/15/2025	EUR	10,064,000	10,209,191
Lumen Technologies, Inc.†	4.00%	2/15/2027		$9,422,000	8,594,277
Total					21,418,004

Transportation 0.45%
Carriage Purchaser, Inc.†	7.875%	10/15/2029		6,974,000	6,618,459
Rand Parent LLC†(e)	8.50%	2/15/2030		7,500,000	7,605,150
Seaspan Corp. (Hong Kong)†(d)	5.50%	8/1/2029		7,742,000	7,317,194
Total					21,540,803
Total Corporate Bonds (cost $326,805,741)					323,609,220

			Shares
EXCHANGE-TRADED FUNDS 1.99%

Exchange-Traded Funds 1.45%
Invesco Senior Loan ETF				3,304,176	69,751,156

Miscellaneous Financials 0.54%
SPDR Blackstone Senior Loan ETF				624,065	26,260,655
Total Exchange-Traded Funds (cost $95,940,912)					96,011,811

See Notes to Financial Statements.	65

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
FLOATING RATE LOANS(g) 82.00%

Advertising 0.85%
Advantage Sales & Marketing, Inc. 2024 Term Loan	–	(b)	10/28/2027	$9,585,000	$9,600,384
CMG Media Corp. 2024 Term Loan	8.171% (3 mo. USD Term SOFR + 3.50%	)	6/18/2029	13,399,200	11,841,543
Neptune Bidco U.S., Inc. 2022 USD Term Loan A	9.508% (3 mo. USD Term SOFR + 4.75%	)	4/11/2029	9,576,721	8,708,831
Summer BC Holdco B SARL 2024 USD Term Loan B	9.864% (3 mo. USD Term SOFR + 5.00%	)	2/15/2029	10,798,638	10,911,159
Total					41,061,917

Aerospace 0.12%
Peraton Corp. 2nd Lien Term Loan B1	12.364% (3 mo. USD Term SOFR + 7.75%	)	2/1/2029	6,978,523	5,667,154

Aerospace/Defense 1.49%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(d)	0.50%		3/6/2025	12,714,878	15,215,513
Doncasters Finance U.S. LLC 2024 Delayed Draw Term Loan (United Kingdom)(d)(h)	1.50%		4/23/2030	418,727	416,634
Doncasters Finance U.S. LLC 2024 Term Loan (Jersey)(d)	11.104% (3 mo. USD Term SOFR + 6.50%	)	4/23/2030	4,166,336	4,145,505
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1	–	(b)	10/31/2031	724,444	730,200
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2	–	(b)	10/31/2031	275,556	277,745
Kaman Corp. 2024 Term Loan	8.104% (3 mo. USD Term SOFR + 3.50%	)	4/21/2031	13,342,264	13,475,686
TransDigm, Inc. 2023 Term Loan J	7.104% (3 mo. USD Term SOFR + 2.50%	)	2/28/2031	9,932,596	9,941,486
TransDigm, Inc. 2024 Term Loan	7.32% (PRIME Rate + 1.50%	)	1/19/2032	17,110,000	17,122,148
TransDigm, Inc. 2024 Term Loan K	7.354% (3 mo. USD Term SOFR + 2.75%	)	3/22/2030	10,210,187	10,228,565
Total					71,553,482

66	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Airlines 0.93%
American Airlines, Inc. 2021 Term Loan	9.629% (3 mo. USD Term SOFR + 4.75%	)	4/20/2028	$22,570,956	$23,332,726
JetBlue Airways Corp. 2024 Term Loan B	10.517% (3 mo. USD Term SOFR + 5.50%	)	8/27/2029	11,813,000	11,968,105
United Airlines, Inc. 2024 1st Lien Term Loan B	6.635% (3 mo. USD Term SOFR + 2.00%	)	2/22/2031	9,353,687	9,424,821
Total					44,725,652

Apparel 0.80%
ABG Intermediate Holdings 2 LLC 2024 Term Loan B	7.323% (1 mo. USD Term SOFR + 2.75%	)	12/21/2028	17,084,309	17,263,096
S&S Holdings LLC 2024 Term Loan	9.599% (1 mo. USD Term SOFR + 5.00%	)	10/1/2031	11,501,000	11,526,877
Varsity Brands, Inc. 2024 Term Loan B	8.271% (3 mo. USD Term SOFR + 3.75%	)	8/26/2031	9,511,000	9,533,827
Total					38,323,800

Auto Parts & Equipment 0.53%
RealTruck Group, Inc. 2023 Incremental Term Loan	9.687% (1 mo. USD Term SOFR + 5.00%	)	1/31/2028	3,910,350	3,881,023
Tenneco, Inc. 2022 Term Loan B	9.704% (3 mo. USD Term SOFR + 5.00%	)	11/17/2028	21,865,000	21,423,108
Total					25,304,131

Automobile Manufacturers 0.00%
American Trailer World Corp. Term Loan B	8.423% (1 mo. USD Term SOFR + 3.75%	)	3/3/2028	49,998	43,220

Banks 0.46%
AqGen Island Holdings, Inc. Term Loan	8.187% (1 mo. USD Term SOFR + 3.50%	)	8/2/2028	12,361,198	12,474,489
Chrysaor Bidco SARL USD Delayed Draw Term Loan (Luxembourg)(d)	–	(b)	5/14/2031	649,165	654,033
Chrysaor Bidco SARL USD Term Loan B (Luxembourg)(d)	–	(b)	7/17/2031	8,777,835	8,843,669
Total					21,972,191

See Notes to Financial Statements.	67

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Beverages 0.72%
Pegasus BidCo BV 2024 EUR Term Loan B2	6.523% (3 mo. EURIBOR + 3.50%	)	7/12/2029	EUR	5,328,000	$5,665,973
Pegasus BidCo BV 2024 Term Loan B (Netherlands)(d)	7.774% (3 mo. USD Term SOFR + 3.25%	)	7/12/2029		$9,881,980	9,980,800
Triton Water Holdings, Inc. 2024 Incremental Term Loan B	8.604% (3 mo. USD Term SOFR + 4.00%	)	3/31/2028		8,797,831	8,876,220
Triton Water Holdings, Inc. Term Loan	8.115% (3 mo. USD Term SOFR + 3.25%	)	3/31/2028		9,972,160	10,056,674
Total						34,579,667

Building & Construction 0.28%
Legence Holdings LLC 2021 Term Loan	8.173% (1 mo. USD Term SOFR + 3.50%	)	12/16/2027		13,244,075	13,299,237

Building Materials 1.43%
ACProducts, Inc. 2021 Term Loan B	9.115% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028		4,668,481	3,746,456
Cornerstone Building Brands, Inc. 2021 Term Loan B	–	(b)	4/12/2028		4,500,000	4,244,760
Cornerstone Building Brands, Inc. 2024 Term Loan B	9.109% (1 mo. USD Term SOFR + 4.50%	)	5/15/2031		16,777,797	16,033,366
CP Atlas Buyer, Inc. 2021 Term Loan B	8.423% (1 mo. USD Term SOFR + 3.75%	)	11/23/2027		14,468,893	14,246,362
EMRLD Borrower LP 2024 Term Loan B	–	(b)	8/4/2031		5,097,000	5,111,348
Hobbs & Associates LLC 2024 Delayed Draw Term Loan	1.625%		7/23/2031		849,455	856,624
Hobbs & Associates LLC Term Loan B(h)	7.823% (1 mo. USD Term SOFR + 3.25%	)	7/23/2031		8,494,545	8,566,239
Nvent Electric Public Ltd.,Co. Term Loan B (United Kingdom)(d)	–	(b)	9/12/2031		8,562,000	8,659,692
Quikrete Holdings, Inc. 2024 Term Loan B	7.073% (1 mo. USD Term SOFR + 2.50%	)	4/14/2031		7,271,249	7,273,540
Total						68,738,387

Chemicals 1.84%
Hexion Holdings Corp. 2022 USD Term Loan	9.164% (3 mo. USD Term SOFR + 4.50%	)	3/15/2029		49,033	49,458
Ineos Finance PLC 2024 EUR 1st Lien Term Loan B	6.477% (1 mo. EURIBOR + 3.50%	)	6/23/2031	EUR	19,838,000	21,055,514

68	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Chemicals (continued)
INEOS U.S. Finance LLC 2024 USD Term Loan B	8.323% (1 mo. USD Term SOFR + 3.75%	)	2/7/2031		$4,476,604	$4,509,261
Lonza Group AG EUR Term Loan B	7.27% (3 mo. EURIBOR + 3.93%	)	7/3/2028	EUR	9,454,000	9,782,908
LSF11 A5 Holdco LLC 2024 Term Loan B	8.187% (1 mo. USD Term SOFR + 3.50%	)	10/15/2028		$6,752,031	6,802,671
Nouryon Finance BV 2024 USD Term Loan B1 (Netherlands)(d)	7.657% (6 mo. USD Term SOFR + 3.25%	)	4/3/2028		18,394,533	18,620,602
Nouryon Finance BV 2024 USD Term Loan B2 (Netherlands)(d)	7.657% (6 mo. USD Term SOFR + 3.25%	)	4/3/2028		2,762,858	2,796,537
Olympus Water U.S. Holding Corp. 2024 USD Term Loan B	8.104% (3 mo. USD Term SOFR + 3.50%	)	6/20/2031		9,918,228	10,014,335
PMHC II, Inc. 2022 Term Loan B	9.058% (3 mo. USD Term SOFR + 4.25%	)	4/23/2029		8,745,738	8,759,031
USALCO LLC 2024 Delayed Draw Term Loan(h)	–	(b)	9/30/2031		553,060	559,512
USALCO LLC 2024 Term Loan B	8.573% (1 mo. USD Term SOFR + 4.00%	)	9/30/2031		5,367,940	5,430,557
Total						88,380,386

Commercial Services 7.80%
Albion Financing 3 SARL 2024 USD Term Loan B (Luxembourg)(d)	9.096% (3 mo. USD Term SOFR + 4.25%	)	8/16/2029		9,795,450	9,919,901
Allied Universal Holdco LLC 2021 USD Incremental Term Loan B	8.423% (1 mo. USD Term SOFR + 3.75%	)	5/12/2028		21,163,988	21,327,480
Amber Finco PLC 2024 EUR Term Loan	–	(b)	6/11/2029	EUR	5,200,000	5,517,243
AVSC Holding Corp. 2020 Term Loan B1	8.173% (1 mo. USD Term SOFR + 3.50%	)	3/3/2025		$15,288,946	15,269,300
AVSC Holding Corp. 2020 Term Loan B2 PIK 1.00%	10.173% (1 mo. USD Term SOFR + 5.50%	)	10/15/2026		3,515,473	3,524,437
BCP V Modular Services Holdings IV Ltd. 2024 EUR Term Loan B	7.52% (3 mo. EURIBOR + 4.18%	)	12/15/2028	EUR	7,170,000	7,577,766
Belron Finance 2019 LLC 2024 USD Term Loan B	7.273% (3 mo. USD Term SOFR + 2.75%	)	10/16/2031		$27,859,000	28,210,720
Boluda Towage SL 2024 EUR Term Loan B	6.412% (3 mo. EURIBOR + 3.50%	)	1/31/2030	EUR	10,116,000	10,769,666

See Notes to Financial Statements.	69

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Commercial Services (continued)
Boost Newco Borrower LLC 2024 USD Term Loan B	7.104% (3 mo. USD Term SOFR + 2.50%	)	1/31/2031		$12,795,000	$12,934,337
Brock Holdings III, Inc. 2024 Term Loan B	10.604% (3 mo. USD Term SOFR + 6.00%	)	5/2/2030		6,995,000	7,064,950
CHG Healthcare Services, Inc. 2021 Term Loan	8.187% - 8.28% (1 mo. USD Term SOFR + 3.50% (3 mo. USD Term SOFR + 3.50%	) )	9/29/2028		6,124,705	6,186,442
CHG Healthcare Services, Inc. 2024 Term Loan B2	8.276% (3 mo. USD Term SOFR + 3.50%	)	9/29/2028		7,441,256	7,520,320
CoreLogic, Inc. Term Loan	8.187% (1 mo. USD Term SOFR + 3.50%	)	6/2/2028		13,260,315	13,216,755
Crash Champions LLC 2024 Term Loan B	9.271% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029		13,606,898	13,168,075
Ensemble RCM LLC 2024 Term Loan B	7.585% (3 mo. USD Term SOFR + 3.00%	)	8/1/2029		16,886,060	17,077,801
First Advantage Holdings LLC 2024 Term Loan B	7.823% (1 mo. USD Term SOFR + 3.25%	)	10/31/2031		10,326,000	10,439,999
Garda World Security Corp. 2024 Term Loan B (Canada)(d)	8.109% (1 mo. USD Term SOFR + 3.50%	)	2/1/2029		11,580,506	11,733,948
Grant Thornton Advisors LLC Term Loan B	7.823% (1 mo. USD Term SOFR + 3.25%	)	6/2/2031		8,786,235	8,852,703
IFCO Management GmbH 2024 EUR 1st Lien Term Loan B	6.697% (3 mo. EURIBOR + 3.50%	)	11/29/2029	EUR	7,424,457	7,889,140
KUEHG Corp. 2024 Term Loan	7.839% (3 mo. USD Term SOFR + 3.25%	)	6/12/2030		$3,258,457	3,293,599
Mavis Tire Express Services Corp. 2024 Term Loan	8.073% (1 mo. USD Term SOFR + 3.50%	)	5/4/2028		12,456,172	12,576,499
Nuvei Technologies Corp. 2024 Term Loan B1 (Canada)(d)	–	(b)	11/15/2031		19,643,000	19,776,278
PG Investment Co. 59 SARL Term Loan B (Luxembourg)(d)	7.604% (3 mo. USD Term SOFR + 3.00%	)	3/26/2031		15,542,847	15,671,076
Raven Acquisition Holdings LLC Delayed Draw Term Loan(h)	1.625% –	(b)	11/19/2031		1,698,867	1,710,122
Raven Acquisition Holdings LLC Term Loan B	7.861% (1 mo. USD Term SOFR + 3.25%	)	11/19/2031		20,644,133	20,780,901

70	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
Spin Holdco, Inc. 2021 Term Loan	9.256% (3 mo. USD Term SOFR + 4.00%	)	3/4/2028	$19,711,262	$16,747,279
Spring Education Group, Inc. Term Loan	8.604% (3 mo. USD Term SOFR + 4.00%	)	10/4/2030	15,525,021	15,647,280
Trans Union LLC 2024 Term Loan B9	–	(b)	6/24/2031	12,893,571	12,917,747
TruGreen Ltd. Partnership 2020 Term Loan	8.673% (1 mo. USD Term SOFR + 4.00%	)	11/2/2027	8,158,905	7,916,667
TTF Holdings LLC 2024 Term Loan	8.323% (1 mo. USD Term SOFR + 3.75%	)	7/18/2031	13,372,000	13,518,290
Wand NewCo 3, Inc. 2024 1st Lien Term Loan B	7.823% - 7.85% (1 mo. USD Term SOFR + 3.25% (3 mo. USD Term SOFR + 3.25%	) )	1/30/2031	6,787,803	6,843,836
XPLOR T1 LLC USD Term Loan B	8.854% (3 mo. USD Term SOFR + 4.25%	)	6/24/2031	9,446,000	9,528,652
Total					375,129,209

Computers 2.39%
Ahead DB Holdings LLC 2024 Term Loan B3	8.104% (3 mo. USD Term SOFR + 3.50%	)	2/1/2031	7,717,431	7,790,786
Amentum Government Services Holdings LLC 2024 Term Loan B	6.823% (1 mo. USD Term SOFR + 2.25%	)	9/29/2031	26,848,000	26,696,980
Clover Holdings 2 LLC Term Loan B	–	(b)	11/1/2031	14,476,000	14,494,167
Fortress Intermediate 3, Inc. Term Loan B	8.073% (1 mo. USD Term SOFR + 3.50%	)	6/27/2031	13,616,000	13,662,839
McAfee LLC 2024 USD Term Loan B	7.906% (1 mo. USD Term SOFR + 3.25%	)	3/1/2029	28,919,116	29,085,401
Vision Solutions, Inc. 2021 2nd Lien Term Loan	12.097% (3 mo. USD Term SOFR + 7.25%	)	4/23/2029	10,538,000	10,208,688
Vision Solutions, Inc. 2021 Incremental Term Loan	8.847% (3 mo. USD Term SOFR + 4.00%	)	4/24/2028	13,273,802	13,192,898
Total					115,131,759

Construction & Engineering 0.16%
Artera Services, LLC 2024 Term Loan	–	(b)	2/15/2031	7,664,000	7,578,853

Consumer Non-Durables 0.17%
Anastasia Parent LLC 2018 Term Loan B	8.615% (3 mo. USD Term SOFR + 3.75%	)	8/11/2025	12,537,556	8,259,115

See Notes to Financial Statements.	71

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Containers & Packaging 1.87%
Berlin Packaging LLC 2024 Term Loan B	8.354% - 8.42% (1 mo. USD Term SOFR + 3.75% (3 mo. USD Term SOFR + 3.75%	) )	6/9/2031		$19,186,532	$19,315,657
Charter NEX US, Inc. 2024 Term Loan B1	7.652% (1 mo. USD Term SOFR + 3.00%	)	11/29/2030		16,904,277	17,059,797
Kouti BV 2021 EUR Term Loan	6.402% (1 mo. EURIBOR + 3.43%	)	8/31/2028	EUR	11,034,000	11,673,351
LABL, Inc. 2021 USD 1st Lien Term Loan	–	(b)	10/29/2028		$5,734,259	5,614,556
Pretium Packaging LLC Second Out Term Loan A1	9.171% (3 mo. USD Term SOFR + 4.60%	)	10/2/2028		16,956,941	13,786,926
Proampac PG Borrower LLC 2024 Term Loan	8.523% - 8.66% (3 mo. USD Term SOFR + 4.00%	)	9/15/2028		11,676,893	11,731,657
SupplyOne, Inc. 2024 Term Loan B	8.323% (1 mo. USD Term SOFR + 3.75%	)	4/21/2031		10,586,436	10,712,150
Total						89,894,094

Cosmetics/Personal Care 0.18%
Conair Holdings LLC Term Loan B	8.437% (1 mo. USD Term SOFR + 3.75%	)	5/17/2028		9,582,000	8,632,376

Distribution/Wholesale 0.46%
Barentz International BV 2024 USD Term Loan B2 (Netherlands)(d)	8.704% (3 mo. USD Term SOFR + 4.00%	)	3/1/2031		7,979,589	8,009,513
BCPE Empire Holdings, Inc. 2024 1st Lien Term Loan	8.073% (1 mo. USD Term SOFR + 3.50%	)	12/11/2028		13,945,311	14,051,644
Total						22,061,157

Diversified Capital Goods 0.19%
Tank Holding Corp. 2022 Term Loan	10.245% - 10.50% (3 mo. USD Term SOFR + 5.75% (6 mo. USD Term SOFR + 5.75%	) )	3/31/2028		9,072,736	8,957,059

Diversified Financial Services 3.60%
Advisor Group, Inc. 2024 Term Loan B	8.089% (PRIME Rate + 3.50%	)	8/17/2028		15,593,035	15,673,027
Aretec Group, Inc. 2024 Term Loan B	8.573% (1 mo. USD Term SOFR + 4.00%	)	8/9/2030		15,796,672	15,916,174

72	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Assetmark Financial Holdings, Inc. 2024 Term Loan	7.604% (3 mo. USD Term SOFR + 3.00%	)	9/5/2031	$11,764,000	$11,849,524
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	–	(b)	6/24/2030	14,625,000	14,643,281
Castlelake Aviation Ltd. 2023 Incremental Term Loan B	7.697% (3 mo. USD Term SOFR + 2.75%	)	10/22/2027	11,985,943	12,049,589
DRW Holdings LLC 2024 Term Loan B	8.588% (6 mo. USD Term SOFR + 3.50%	)	6/26/2031	15,880,699	15,940,252
Edelman Financial Center LLC 2024 2nd Lien Term Loan	9.823% (1 mo. USD Term SOFR + 5.25%	)	10/6/2028	6,942,000	6,995,523
FNZ Group Services Ltd. 2024 USD Term Loan B (Cayman Islands)(d)	–	(b)	11/5/2031	10,313,000	10,154,025
GEN II Fund Services LLC 2024 Term Loan B	–	(b)	11/19/2031	4,353,000	4,377,486
Guggenheim Partners LLC 2024 Term Loan B	–	(b)	11/26/2031	8,778,000	8,832,862
Hudson River Trading LLC 2024 Term Loan B	7.63% (1 mo. USD Term SOFR + 3.00%	)	3/18/2030	26,502,002	26,595,952
Jane Street Group LLC 2024 1st Lien Term Loan B	6.514% (3 mo. USD Term SOFR + 2.00%	)	1/26/2028	29,891,893	30,053,010
Total					173,080,705

Diversified Manufacturing Operations 0.48%
First Eagle Investment Management LLC 2024 Term Loan B2	7.604% (3 mo. USD Term SOFR + 3.00%	)	3/5/2029	23,006,385	23,116,125

Electric 1.63%
Alpha Generation LLC Term Loan B	7.323% (1 mo. USD Term SOFR + 2.75%	)	9/30/2031	26,016,000	26,248,323
Compass Power Generation LLC 2024 Term Loan B3	8.323% (1 mo. USD Term SOFR + 3.75%	)	4/14/2029	20,903,912	21,165,211
Cornerstone Generation LLC Term Loan B	–	(b)	10/28/2031	7,870,000	7,940,476
NRG Energy, Inc. 2024 Term Loan	–	(b)	4/16/2031	2,886,000	2,898,987
South Field LLC Term Loan B	8.354% (3 mo. USD Term SOFR + 3.75%	)	8/29/2031	18,836,683	19,060,369
South Field LLC Term Loan C	8.354% (3 mo. USD Term SOFR + 3.75%	)	8/29/2031	1,155,317	1,169,036
Total					78,482,402

See Notes to Financial Statements.	73

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Electric: Generation 0.72%
Astoria Energy LLC 2020 Term Loan B	7.823% - 7.85% (1 mo. USD Term SOFR + 3.25% (4 mo. USD Term SOFR + 3.25%	) )	12/10/2027	$7,290,828	$7,368,912
EFS Cogen Holdings I LLC 2020 Term Loan B	8.11% (3 mo. USD Term SOFR + 3.50%	)	10/3/2031	20,040,750	20,220,315
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.365% (3 mo. USD Term SOFR + 1.50%	)	7/28/2028	2,863,989	2,727,950
Frontera Generation Holdings LLC 2021 Term Loan	17.865% (3 mo. USD Term SOFR + 13.00%	)	7/28/2026	2,950,702	4,160,490
Total					34,477,667

Electronics 0.47%
II-VI, Inc. 2024 Term Loan B	7.073% (1 mo. USD Term SOFR + 2.50%	)	7/2/2029	10,637,066	10,714,663
Lsf12 Crown U.S. Commercial Bidco LLC Term Loan B	–	(b)	10/10/2031	12,112,000	12,157,420
Total					22,872,083

Engineering & Construction 0.49%
Brand Industrial Services, Inc. 2024 Term Loan B	9.071% (3 mo. USD Term SOFR + 4.50%	)	8/1/2030	8,133,688	8,108,270
Service Logic Acquisition, Inc. 2024 Term Loan B	8.073% - 8.09% (1 mo. USD Term SOFR + 3.50% (3 mo. USD Term SOFR + 3.50%	) )	10/29/2027	15,185,316	15,356,151
Total					23,464,421

Entertainment 2.18%
AMC Entertainment Holdings, Inc. 2024 Term Loan	11.595% (1 mo. USD Term SOFR + 7.00%	)	1/4/2029	14,337,603	14,590,805
Bally’s Corp. 2021 Term Loan B	8.143% (3 mo. USD Term SOFR + 3.25%	)	10/2/2028	7,213,456	6,915,396
Caesars Entertainment, Inc. 2024 Term Loan B1	6.823% (1 mo. USD Term SOFR + 2.25%	)	2/6/2031	20,746,485	20,879,366
Caesars Entertainment, Inc. Term Loan B	6.823% (1 mo. USD Term SOFR + 2.25%	)	2/6/2030	14,802,168	14,910,890
Cinemark USA, Inc. 2023 Term Loan B	7.823% - 7.85% (1 mo. USD Term SOFR + 3.25% (3 mo. USD Term SOFR + 3.25%	) )	5/24/2030	9,891,449	9,938,236

74	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Entertainment (continued)
GVC Holdings (Gibraltar) Ltd. 2024 EUR Term Loan B	6.922% (6 mo. EURIBOR + 3.25%	)	6/30/2028	EUR	12,234,000	$13,011,985
GVC Holdings (Gibraltar) Ltd. 2024 USD Term Loan B3 (Gibraltar)(d)	8.014% (6 mo. USD Term SOFR + 2.75%	)	10/31/2029		$3,478,750	3,499,048
Ontario Gaming GTA LP Term Loan B (Canada)(d)	8.893% (3 mo. USD Term SOFR + 4.25%	)	8/1/2030		15,735,286	15,816,401
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	–	(b)	11/19/2031		5,494,000	5,511,196
Total						105,073,323

Environmental Control 0.15%
Heritage-Crystal Clean, Inc. Term Loan B	8.095% (1 mo. USD Term SOFR + 4.00%	)	10/17/2030		7,128,951	7,186,873

Financial 0.88%
Armor Holding II LLC 2021 Term Loan B	10.014% (6 mo. USD Term SOFR + 4.50%	)	12/11/2028		10,164,029	10,303,784
Asurion LLC 2021 Second Lien Term Loan B4	9.937% (1 mo. USD Term SOFR + 5.25%	)	1/20/2029		22,205,468	21,697,963
Asurion LLC 2022 Term Loan B10	8.673% (1 mo. USD Term SOFR + 4.00%	)	8/19/2028		10,429,514	10,459,916
Total						42,461,663

Food 1.36%
8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan	8.437% (1 mo. USD Term SOFR + 3.75%	)	10/1/2025		12,346,958	11,941,484
Aspire Bakeries Holdings LLC Term Loan	–	(b)	12/13/2030		4,754,000	4,789,655
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	7.092% (6 mo. EURIBOR + 4.00%	)	5/14/2031	EUR	8,981,461	9,351,493
CHG PPC Parent LLC 2021 Term Loan	7.687% (1 mo. USD Term SOFR + 3.00%	)	12/8/2028		$15,608,247	15,666,778
Chobani LLC 2023 Incremental Term Loan	8.323% (1 mo. USD Term SOFR + 3.75%	)	10/25/2027		7,286,903	7,343,376
Market Bidco Ltd. 2024 EUR Term Loan B	7.523% (3 mo. EURIBOR + 4.50%	)	11/4/2030	EUR	10,108,800	10,715,105
Upfield BV 2024 USD Term Loan B10 (Netherlands)(d)	9.765% (6 mo. USD Term SOFR + 4.25%	)	1/3/2028		$5,650,708	5,678,962
						65,486,853

See Notes to Financial Statements.	75

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Gaming/Leisure 1.29%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(d)	9.495% (6 mo. USD Term SOFR + 5.25%	)	7/1/2028	$13,958,488	$13,539,733
AVSC Holding Corp. 2018 2nd Lien Term Loan	11.937% (1 mo. USD Term SOFR + 7.25%	)	9/1/2025	3,538,783	3,544,303
Fertitta Entertainment LLC 2022 Term Loan B	8.073% (1 mo. USD Term SOFR + 3.50%	)	1/27/2029	12,190,566	12,276,936
PENN Entertainment, Inc. 2022 Term Loan B	7.423% (1 mo. USD Term SOFR + 2.75%	)	5/3/2029	7,794,672	7,828,774
Sabre GLBL, Inc. 2021 Term Loan B1	–	(b)	12/17/2027	4,341,612	4,140,813
Sabre GLBL, Inc. 2021 Term Loan B2	8.187% (1 mo. USD Term SOFR + 3.50%	)	12/17/2027	6,843,230	6,526,731
United FP Holdings LLC 2019 1st Lien Term Loan	8.847% (3 mo. USD Term SOFR + 4.00%	)	12/30/2026	14,560,278	14,087,069
Total					61,944,359

Health Care Products 1.08%
Curia Global, Inc. 2021 Term Loan	8.423% - 11.10% (1 mo. USD Term SOFR + 3.75% (4 mo. USD Term SOFR + 6.50%	) )	8/30/2026	14,361,669	13,765,875
Hanger, Inc. 2024 Delayed Draw Term Loan(h)	–	(b)	10/23/2031	2,864,194	2,896,130
Hanger, Inc. 2024 Term Loan B	8.073% (1 mo. USD Term SOFR + 3.50%	)	10/23/2031	3,419,806	3,457,937
Medline Borrower LP 2024 USD Add-on Term Loan B	6.823% (1 mo. USD Term SOFR + 2.25%	)	10/23/2028	22,189,302	22,347,401
Resonetics LLC 2024 Term Loan	8.368% (3 mo. USD Term SOFR + 3.75%	)	6/18/2031	9,631,000	9,734,003
Total					52,201,346

Health Care Services 4.22%
ADMI Corp. 2023 Term Loan B5	10.323% (1 mo. USD Term SOFR + 5.75%	)	12/23/2027	22,026,431	22,169,603
Concentra Health Services, Inc. Term Loan B	6.823% (1 mo. USD Term SOFR + 2.25%	)	7/28/2031	6,344,000	6,407,440
Da Vinci Purchaser Corp. 2024 Term Loan	8.073% (1 mo. USD Term SOFR + 3.50%	)	1/8/2027	9,301,707	9,356,960
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	10.085% (3 mo. USD Term SOFR + 5.50%	)	3/30/2029	5,044,610	4,956,329
eResearchTechnology, Inc. 2024 Term Loan	8.573% (1 mo. USD Term SOFR + 4.00%	)	2/4/2027	19,517,163	19,673,398

76	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care Services (continued)
Global Medical Response, Inc. 2024 PIK Term Loan	10.099% (1 mo. USD Term SOFR + 5.50%	)	10/31/2028	$12,573,477	$12,645,209
Heartland Dental LLC 2024 Term Loan	9.073% (1 mo. USD Term SOFR + 4.50%	)	4/28/2028	20,612,955	20,691,903
LifePoint Health, Inc. 2024 1st Lien Term Loan B	8.406% (3 mo. USD Term SOFR + 3.75%	)	5/17/2031	6,097,090	6,123,552
LifePoint Health, Inc. 2024 Incremental Term Loan B	8.632% (3 mo. USD Term SOFR + 4.00%	)	5/17/2031	7,050,330	7,076,205
MDVIP, Inc. 2024 Term Loan	7.861% (1 mo. USD Term SOFR + 3.25%	)	10/16/2028	9,922,448	9,982,380
National Mentor Holdings, Inc. 2021 Term Loan	8.423% - 8.45% (1 mo. USD Term SOFR + 3.75% (3 mo. USD Term SOFR + 3.75%	) )	3/2/2028	10,168,340	10,074,080
National Mentor Holdings, Inc. 2021 Term Loan C	8.454% (3 mo. USD Term SOFR + 3.75%	)	3/2/2028	454,628	450,413
Pacific Dental Services LLC 2024 Term Loan B	7.361% (1 mo. USD Term SOFR + 2.75%	)	3/15/2031	14,028,438	14,146,767
Parexel International Corp. 2024 Term Loan B	7.573% (1 mo. USD Term SOFR + 3.00%	)	11/15/2028	5,928,441	5,978,032
Radnet Management, Inc. 2024 1st Lien Term Loan B	–	(b)	4/18/2031	7,889,142	7,935,648
Select Medical Corp. 2023 Term Loan B1	9.50% (PRIME Rate + 1.75%	)	3/6/2027	2,238,905	2,250,099
Select Medical Corp. 2024 Term Loan B	–	(b)	11/18/2031	3,026,000	3,033,565
Star Parent, Inc. Term Loan B	8.354% (3 mo. USD Term SOFR + 3.75%	)	9/27/2030	9,128,774	8,976,597
Summit Behavioral Healthcare LLC 2024 Term Loan B	8.764% (3 mo. USD Term SOFR + 4.25%	)	11/24/2028	4,742,245	4,329,266
Surgery Center Holdings, Inc. 2024 Term Loan B	7.338% (1 mo. USD Term SOFR + 2.75%	)	12/19/2030	9,908,169	9,994,320
Viant Medical Holdings, Inc. 2024 Delayed Draw Term Loan	–	(b)	10/29/2031	892,053	903,342
Viant Medical Holdings, Inc. 2024 Term Loan B	8.605% (3 mo. USD Term SOFR + 4.00%	)	10/29/2031	8,087,947	8,190,300

See Notes to Financial Statements.	77

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care Services (continued)
Wellpath Holdings, Inc. 2018 1st Lien Term Loan(i)	–	(b)	10/1/2025	$20,063,574	$6,034,120
Wellpath Holdings, Inc. 2024 New Money Term Loan 1	5.516% (3 mo. USD Term SOFR + 1.00%	)	6/9/2025	1,899,112	1,899,112	(f)
Total					203,278,640

Health Services 0.10%
Catalent Pharma Solutions, Inc. 2021 Term Loan B3	6.71% (1 mo. USD Term SOFR + 2.00%	)	2/22/2028	4,792,000	4,795,834

Healthcare 1.95%
Athenahealth Group, Inc. 2022 Term Loan B	7.823% (1 mo. USD Term SOFR + 3.25%	)	2/15/2029	15,420,214	15,505,565
Bella Holding Co. LLC 2021 Term Loan B	8.423% (1 mo. USD Term SOFR + 3.75%	)	5/10/2028	8,873,090	8,938,041
CCRR Parent, Inc. Term Loan B	9.026% (3 mo. USD Term SOFR + 4.25%	)	3/6/2028	13,715,833	8,606,685
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	8.835% (3 mo. USD Term SOFR + 4.25%	)	3/30/2029	3,523,903	3,377,996
Electron BidCo, Inc. 2021 Term Loan	7.687% (1 mo. USD Term SOFR + 3.00%	)	11/1/2028	9,818,726	9,893,152
Gainwell Acquisition Corp. Term Loan B	8.704% (3 mo. USD Term SOFR + 4.00%	)	10/1/2027	20,909,235	20,075,793
Hunter Holdco 3 Ltd. USD Term Loan B (United Kingdom)(d)	8.954% (3 mo. USD Term SOFR + 4.25%	)	8/19/2028	7,022,969	6,900,067
LSCS Holdings, Inc. 2021 1st Lien Term Loan	9.187% (1 mo. USD Term SOFR + 4.61%	)	12/16/2028	34,265	34,447
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan	8.185% (3 mo. USD Term SOFR + 3.50%	)	11/1/2028	3,963,888	2,763,821
Medical Solutions Holdings, Inc. 2021 2nd Lien Term Loan	11.685% (3 mo. USD Term SOFR + 7.00%	)	11/1/2029	8,000,000	4,466,680
National Mentor Holdings, Inc. 2021 2nd Lien Term Loan	11.954% (3 mo. USD Term SOFR + 7.25%	)	3/2/2029	7,832,027	7,495,250
Physician Partners LLC Term Loan	8.735% (3 mo. USD Term SOFR + 4.00%	)	12/26/2028	14,014,866	5,932,212
Total					93,989,709

78	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Home Furnishings 0.28%
Tempur Sealy International, Inc. 2024 Term Loan B	7.36% (3 mo. USD Term SOFR + 2.50%	)(b)	10/3/2031	$13,562,000	$13,666,495

Housing 0.15%
Oscar AcquisitionCo LLC Term Loan B	8.495% (3 mo. USD Term SOFR + 4.25%	)	4/29/2029	7,232,896	7,173,694

Information Technology 1.70%
Barracuda Networks, Inc. 2022 2nd Lien Term Loan	11.585% (3 mo. USD Term SOFR + 7.00%	)	8/15/2030	11,404,507	9,337,440
ConnectWise LLC 2021 Term Loan B	8.365% (3 mo. USD Term SOFR + 3.50%	)	9/29/2028	16,285,499	16,383,212
Constant Contact, Inc. Term Loan	8.918% (3 mo. USD Term SOFR + 4.00%	)	2/10/2028	7,051,968	6,796,334
Ensono LP 2021 Term Loan	8.687% (1 mo. USD Term SOFR + 4.00%	)	5/26/2028	12,787,119	12,844,661
RealPage, Inc. 1st Lien Term Loan	7.687% (1 mo. USD Term SOFR + 3.00%	)	4/24/2028	11,151,275	11,096,912
Storable, Inc. Term Loan B	8.073% (1 mo. USD Term SOFR + 3.50%	)	4/17/2028	9,239,045	9,294,849
Surf Holdings LLC USD Term Loan	8.202% (1 mo. USD Term SOFR + 3.50%	)	3/5/2027	15,812,647	15,892,975
Total					81,646,383

Insurance 3.90%
Acrisure LLC 2024 Term Loan B6	7.849% (1 mo. USD Term SOFR + 3.25%	)	11/6/2030	21,321,931	21,412,975
Alliant Holdings Intermediate LLC 2024 Term Loan B6	7.349% (1 mo. USD Term SOFR + 2.75%	)	9/19/2031	20,625,309	20,774,327
Amynta Agency Borrower, Inc. 2024 Term Loan B	8.323% (1 mo. USD Term SOFR + 3.75%	)	2/28/2028	11,651,529	11,745,382
Ardonagh Midco 3 PLC 2024 USD Term Loan B (United Kingdom)(d)	8.273% - 8.35% (3 mo. USD Term SOFR + 3.75%	)	2/15/2031	12,172,000	12,308,935
AssuredPartners, Inc. 2024 Incremental Term Loan B5	8.073% (1 mo. USD Term SOFR + 3.50%	)	2/14/2031	24,839,400	25,035,010
Asurion LLC 2023 Term Loan B11	8.923% (1 mo. USD Term SOFR + 4.25%	)	8/19/2028	20,222,501	20,332,612

See Notes to Financial Statements.	79

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Insurance (continued)
Howden Group Holdings Ltd. 2024 USD 1st Lien Term Loan B (United Kingdom)(d)	–	(b)	2/15/2031		$2,000,000	$2,011,960
Howden Group Holdings Ltd. 2024 USD Term Loan B (United Kingdom)(d)	8.073% (1 mo. USD Term SOFR + 3.50%	)	2/15/2031		15,818,847	15,913,444
HUB International Ltd. 2024 1st Lien Term Loan B	7.367% (3 mo. USD Term SOFR + 2.75%	)	6/20/2030		6,659,377	6,715,050
OneDigital Borrower LLC 2024 2nd Lien Term Loan	9.823% (1 mo. USD Term SOFR + 5.25%	)	7/2/2031		6,334,000	6,304,325
OneDigital Borrower LLC 2024 Term Loan	7.823% (1 mo. USD Term SOFR + 3.25%	)	7/2/2031		10,483,725	10,592,965
Sedgwick Claims Management Services, Inc. 2023 Term Loan B	7.585% (3 mo. USD Term SOFR + 3.00%	)	7/31/2031		24,115,324	24,314,637
Truist Insurance Holdings LLC 1st Lien Term Loan	7.854% (3 mo. USD Term SOFR + 3.25%	)	5/6/2031		9,909,266	9,962,182
Total						187,423,804

Internet 2.08%
Arches Buyer, Inc. 2021 Term Loan B	7.923% (1 mo. USD Term SOFR + 3.25%	)	12/6/2027		14,945,372	14,702,509
Barracuda Networks, Inc. 2022 Term Loan	–	(b)	8/15/2029		7,913,812	7,405,389
ION Trading Technologies SARL 2021 EUR Term Loan B	7.595% (3 mo. EURIBOR + 4.25%	)	4/3/2028	EUR	16,532,550	17,163,630
Magnite, Inc. 2024 First Lien Term Loan B	8.323% (1 mo. USD Term SOFR + 3.75%	)	2/6/2031		$9,502,185	9,615,023
MH Sub I LLC 2021 2nd Lien Term Loan	10.823% (1 mo. USD Term SOFR + 6.25%	)	2/23/2029		9,307,101	9,142,551
MH Sub I LLC 2023 Term Loan	8.823% (1 mo. USD Term SOFR + 4.25%	)	5/3/2028		22,062,765	22,121,121
Speedster Bidco GmbH 2024 USD Term Loan B (Germany)(d)	–	(b)	10/17/2031		10,583,000	10,649,144
Titan AcquisitionCo New Zealand Ltd. 2021 USD Term Loan (New Zealand)(d)	8.865% (3 mo. USD Term SOFR + 4.00%	)	10/18/2028		9,084,360	9,129,782
Total						99,929,149

80	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Internet Companies 0.19%
NEXUS Buyer LLC 2021 Second Lien Term Loan	10.923% (1 mo. USD Term SOFR + 6.25%	)	11/5/2029	$9,388,361	$9,402,631

Investment Management Companies 0.70%
Aragorn Parent Corp. Term Loan	8.588% (1 mo. USD Term SOFR + 4.00%	)	12/15/2028	9,793,163	9,860,491
Dragon Buyer, Inc. Term Loan B	7.897% (3 mo. USD Term SOFR + 3.25%	)	9/30/2031	11,443,000	11,487,113
NEXUS Buyer LLC 2024 Term Loan B	8.573% (1 mo. USD Term SOFR + 4.00%	)	7/31/2031	12,506,349	12,555,874
Total					33,903,478

Leisure Time 0.57%
Bulldog Purchaser, Inc. 2024 Term Loan B	8.854% (3 mo. USD Term SOFR + 4.25%	)	6/27/2031	8,961,540	9,030,992
Fitness International LLC 2024 Term Loan B	9.923% (1 mo. USD Term SOFR + 5.25%	)	2/5/2029	11,946,281	12,011,030
Recess Holdings, Inc. 2024 Term Loan B	9.085% (3 mo. USD Term SOFR + 4.50%	)	2/20/2030	6,223,363	6,299,599
Total					27,341,621

Machinery: Diversified 1.26%
Arcline FM Holdings LLC 2024 Term Loan	9.054% (1 mo. USD Term SOFR + 4.50% (3 mo. USD Term SOFR + 4.50%	) )	6/23/2028	17,389,877	17,515,954
CD&R Hydra Buyer, Inc. 2024 Term Loan B	8.673% (1 mo. USD Term SOFR + 4.00%	)	3/25/2031	15,602,211	15,660,719
CPM Holdings, Inc. 2023 Term Loan	9.172% (1 mo. USD Term SOFR + 4.50%	)	9/28/2028	4,841,488	4,726,502
Project Castle, Inc. Term Loan B	9.762% - 12.50% (PRIME Rate + 4.50% (3 mo. USD Term SOFR + 5.50%	) )	6/1/2029	49,370	45,067
SPX Flow, Inc. 2024 Term Loan B	8.073% (1 mo. USD Term SOFR + 3.50%	)	4/5/2029	4,288,905	4,326,497
Titan Acquisition Ltd. 2024 Term Loan B (Canada)(d)	9.573% (1 mo. USD Term SOFR + 5.00%	)	2/15/2029	18,313,948	18,460,185
Total					60,734,924

See Notes to Financial Statements.	81

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Manufacturing 0.79%
DirecTV Financing LLC Term Loan	9.847% (3 mo. USD Term SOFR + 5.00%	)	8/2/2027		$10,248,760	$10,361,752
Numericable Group SA USD Term Loan B11 (France)(d)	7.432% (6 mo. USD LIBOR + 2.75%	)	7/31/2025		6,309,078	5,831,954
Virgin Media Bristol LLC USD Term Loan N	7.224% (1 mo. USD Term SOFR + 2.50%	)	1/31/2028		21,853,077	21,679,017
Total						37,872,723

Media 1.81%
Cengage Learning, Inc. 2024 1st Lien Term Loan B	8.014% - 8.10% (1 mo. USD Term SOFR + 3.50% (3 mo. USD Term SOFR + 3.50%	) )	3/22/2031		11,101,489	11,166,433
CSC Holdings LLC 2019 Term Loan B5	7.174% (1 mo. USD Term SOFR + 2.50%	)	4/15/2027		20,735,576	19,158,221
EW Scripps Co. 2019 Term Loan B2	–	(b)	5/1/2026		9,507,000	9,233,056
McGraw-Hill Global Education Holdings LLC 2024 Term Loan B	8.604% (3 mo. USD Term SOFR + 4.00%	)	8/6/2031		5,196,018	5,266,060
Sinclair Television Group, Inc. Term Loan B2B	7.187% (1 mo. USD Term SOFR + 2.50%	)	9/30/2026		18,896,405	18,418,137
Virgin Media Bristol LLC 2023 USD Term Loan Y	7.724% (6 mo. USD Term SOFR + 3.18%	)	3/31/2031		11,245,000	11,144,076
Ziggo BV 2019 EUR Term Loan H	6.099% (1 mo. EURIBOR + 3.00%	)	1/31/2029	EUR	12,085,000	12,665,140
Total						87,051,123

Metal Fabricate/Hardware 0.28%
Grinding Media, Inc. 2024 Term Loan B	–	(b)	10/12/2028		$4,790,000	4,807,963
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan(h)	10.673% - 10.69%		3/31/2028		2,598,498	2,569,265
Tank Holding Corp. 2023 Incremental Term Loan	10.673% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028		5,997,506	5,930,034
Total						13,307,262

Mining & Metals 0.11%
Arsenal AIC Parent LLC 2024 1st Lien Term Loan B	7.823% (1 mo. USD Term SOFR + 3.25%	)	8/18/2030		5,077,168	5,134,287

82	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Miscellaneous Manufacture 0.25%
Touchdown Acquirer, Inc. 2024 Term Loan B	7.854% (3 mo. USD Term SOFR + 3.25%	)	2/21/2031		$12,164,487	$12,289,964

Office REITs 0.14%
Blackstone Mortgage Trust, Inc. 2024 Term Loan B	–	(b)	11/26/2028		6,865,875	6,891,622

Oil & Gas 0.33%
Waterbridge Midstream Operating LLC 2024 1st Lien Term Loan B	9.393% (3 mo. USD Term SOFR + 4.75%	)	6/27/2029		16,078,000	16,009,749

Oil & Gas Services 0.20%
Star Holding LLC 2024 1st Lien Term Loan B	9.073% (1 mo. USD Term SOFR + 4.50%	)	7/31/2031		9,808,000	9,812,070

Paper & Forest Products 0.26%
Glatfelter Corp. Term Loan B	8.764% (3 mo. USD Term SOFR + 4.25%	)	11/4/2031		12,327,000	12,370,638

Personal & Household Products 0.58%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	8.156% (1 mo. USD Term SOFR + 3.50%	)	7/31/2028		27,766,551	28,024,780

Pharmaceuticals 1.81%
Blackstone Mortgage Trust, Inc. 2019 Term Loan B	6.937% (1 mo. USD Term SOFR + 2.25%	)	4/23/2026		15,252,950	15,272,016
Ceva Sante Animale 2024 EUR Term Loan B	6.845% (3 mo. EURIBOR + 3.50%	)	11/8/2030	EUR	5,679,889	6,026,829
Ceva Sante Animale 2024 USD Term Loan B (France)(d)	7.772% (3 mo. USD Term SOFR + 3.25%	)	11/8/2030		$4,268,550	4,304,128
Gainwell Acquisition Corp. 2021 2nd Lien Fungible Term Loan	–	(b)	10/2/2028		1,906,296	1,628,692
Gainwell Acquisition Corp. 2nd Lien Term Loan	–	(b)	10/2/2028		5,286,704	4,516,828
IVC Acquisition Ltd. 2024 USD Term Loan B (United Kingdom)(d)	9.393% (3 mo. USD Term SOFR + 4.75%	)	12/12/2028		14,336,073	14,474,990
Jazz Financing Lux SARL 2024 1st Lien Term Loan B (Luxembourg)(d)	6.823% (1 mo. USD Term SOFR + 2.25%	)	5/5/2028		23,976,739	24,122,278

See Notes to Financial Statements.	83

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Pharmaceuticals (continued)
Southern Veterinary Partners LLC 2024 1st Lien Term Loan	–	(b)	10/31/2031		$6,251,154	$6,315,884
Southern Veterinary Partners LLC 2024 Term Loan	7.995% (6 mo. USD Term SOFR + 3.75%	)	10/5/2027		10,265,733	10,357,714
Total						87,019,359

Pipelines 1.39%
Buckeye Partners LP 2024 Term Loan B5	–		11/1/2026		5,987,858	6,000,971
CPPIB Capital, Inc. Term Loan B (Canada)(d)	7.854% (3 mo. USD Term SOFR + 3.25%	)	8/20/2031		7,853,000	7,902,081
EPIC Y-Grade Services LP 2024 Term Loan B	10.34% (3 mo. USD Term SOFR + 5.75%	)	6/29/2029		14,188,440	14,240,512
Oryx Midstream Services Permian Basin LLC 2024 Term Loan B	7.724% (1 mo. USD Term SOFR + 3.00%	)	10/5/2028		19,989,243	20,168,347
Rockpoint Gas Storage Partners LP Term Loan B	7.985% (3 mo. USD Term SOFR + 3.50%	)	9/18/2031		6,999,000	7,058,806
Waterbridge Midstream Operating LLC 2024 Term Loan B	8.272% (3 mo. USD Term SOFR + 3.75%	)	5/10/2029		11,467,000	11,587,404
Total						66,958,121

Real Estate 0.44%
CoreLogic, Inc. 2nd Lien Term Loan	11.187% (1 mo. USD Term SOFR + 6.50%	)	6/4/2029		10,433,579	10,243,583
Cushman & Wakefield U.S. Borrower LLC 2024 Tranche 2 Incremental Term Loan	7.823% (1 mo. USD Term SOFR + 3.25%	)	1/31/2030		11,158,312	11,179,234
Total						21,422,817

Retail 3.41%
BCPE Grill Parent 2023 Term Loan B	9.323% (1 mo. USD Term SOFR + 4.75%	)	9/30/2030		14,108,386	13,867,415
CD&R Firefly Bidco Ltd. 2024 GBP Term Loan B5 (United Kingdom)(d)	–	(b)	6/21/2028	GBP	5,437,000	6,923,538
Evergreen Acqco 1 LP 2021 USD Term Loan	8.393% (3 mo. USD Term SOFR + 3.75%	)	4/26/2028		$2,981,075	2,991,986
Flynn Restaurant Group LP 2021 Term Loan B	8.917% (1 mo. USD Term SOFR + 4.25%	)	12/1/2028		16,696,426	16,755,114
Foundation Building Materials Holding Co. LLC 2021 Term Loan	7.937% - 8.10% (3 mo. USD Term SOFR + 3.25%	)	1/31/2028		11,683,469	11,535,615

84	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Retail (continued)
Great Outdoors Group LLC 2021 Term Loan B2	8.437% (1 mo. USD Term SOFR + 3.75%	)	3/6/2028		$49,490	$49,830
Kodiak Building Partners, Inc. 2024 Term Loan B	–	(b)	11/26/2031		10,286,000	10,320,252
LBM Acquisition LLC 2024 Incremental Term Loan B	8.472% (1 mo. USD Term SOFR + 3.75%	)	6/6/2031		7,536,961	7,448,326
Park River Holdings, Inc. Term Loan	8.105% (3 mo. USD Term SOFR + 3.25%	)	12/28/2027		12,141,468	12,037,294
Peer Holding III BV 2019 EUR Term Loan B	6.595% (3 mo. EURIBOR + 3.25%	)	1/16/2027	EUR	4,750,000	5,037,028
Peer Holding III BV 2023 USD Term Loan B4 (Netherlands)(d)	7.854% (3 mo. USD Term SOFR + 3.25%	)	10/28/2030		$9,644,049	9,728,434
Peer Holding III BV 2024 USD Term Loan B5 (Netherlands)(d)	7.604% (3 mo. USD Term SOFR + 3.00%	)	7/1/2031		9,779,000	9,870,678
Petco Health & Wellness Co., Inc. 2021 Term Loan B	8.115% (3 mo. USD Term SOFR + 3.25%	)	3/3/2028		6,133,000	5,881,394
PetSmart, Inc. 2021 Term Loan B	8.423% (1 mo. USD Term SOFR + 3.75%	)	2/11/2028		17,085,674	17,105,494
QSRP Finco BV EUR Fungible Term Loan B	–	(b)	6/19/2031	EUR	1,701,000	1,801,351
QSRP Finco BV EUR Term Loan B	8.961% (3 mo. EURIBOR + 5.25%	)	6/19/2031	EUR	7,245,000	7,672,420
RVR Dealership Holdings LLC Term Loan B	8.504% (3 mo. USD Term SOFR + 3.75%	)	2/8/2028		$49,366	46,330
Staples, Inc. 2024 Term Loan B	10.689% (3 mo. USD Term SOFR + 5.75%	)	9/4/2029		11,588,145	11,060,653
White Cap Buyer LLC 2024 Term Loan B	7.823% (1 mo. USD Term SOFR + 3.25%	)	10/19/2029		14,046,000	14,142,566
Total						164,275,718

Semiconductors 0.27%
Instructure Holdings, Inc. 2024 Term Loan	7.516% (3 mo. USD Term SOFR + 3.00%	)	9/11/2031		12,730,000	12,833,431

Service 0.69%
DTI Holdco, Inc. 2022 Term Loan	9.323% (1 mo. USD Term SOFR + 4.75%	)	4/26/2029		15,984,734	16,120,924
Red Planet Borrower LLC Term Loan B	8.173% (1 mo. USD Term SOFR + 3.50%	)	10/2/2028		16,965,630	16,761,024
Sabre GLBL, Inc. 2022 1st Lien Term Loan B	9.673% (1 mo. USD Term SOFR + 5.00%	)	6/30/2028		325,924	315,902
Total						33,197,850

See Notes to Financial Statements.	85

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Software 10.94%
Applied Systems, Inc. 2024 1st Lien Term Loan	7.604% (3 mo. USD Term SOFR + 3.00%	)	2/24/2031	$9,677,128	$9,771,383
AppLovin Corp. 2024 Term Loan (2028)	9.25% (PRIME Rate + 1.50%	)	10/25/2028	13,059,981	13,078,591
AppLovin Corp. 2024 Term Loan (2030)	9.25% (PRIME Rate + 1.50%	)	8/16/2030	8,507,856	8,525,000
Apttus Corp. 2024 Term Loan B	8.089% (3 mo. USD Term SOFR + 3.50%	)	5/8/2028	9,243,991	9,329,221
BCPE Pequod Buyer, Inc. USD Term Loan B	–	(b)	9/19/2031	12,208,000	12,308,289
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	10.335% (3 mo. USD Term SOFR + 5.75%	)	7/30/2032	9,706,000	9,568,466
Boxer Parent Co., Inc. 2024 USD Term Loan B	8.335% (3 mo. USD Term SOFR + 3.75%	)	7/30/2031	19,473,549	19,632,258
Cast & Crew Payroll LLC 2021 Incremental Term Loan	–	(b)	12/29/2028	9,645,000	9,338,337
Central Parent, Inc. 2024 Term Loan B	7.854% (3 mo. USD Term SOFR + 3.25%	)	7/6/2029	23,633,209	23,686,029
Cloud Software Group, Inc. 2024 USD Term Loan	8.309% (3 mo. USD Term SOFR + 3.75%	)(b)	3/21/2031	10,428,694	10,491,735
Cloud Software Group, Inc. 2024 USD Term Loan B	8.521% - 8.60% (3 mo. USD Term SOFR + 4.00%	)	3/30/2029	22,220,900	22,323,894
Cloudera, Inc. 2021 Term Loan	8.423% (1 mo. USD Term SOFR + 3.75%	)	10/8/2028	13,229,544	13,217,175
Constant Contact, Inc. Second Lien Term Loan	12.418% (3 mo. USD Term SOFR + 7.50%	)	2/12/2029	7,443,000	6,760,737
Cotiviti Corp. 2024 Fixed Term Loan B	7.625%		5/1/2031	4,687,500	4,739,648
Cotiviti Corp. 2024 Term Loan	7.672% (1 mo. USD Term SOFR + 3.00%	)(b)	5/1/2031	7,350,566	7,389,634
Cvent, Inc. 2024 Term Loan B	7.854% (3 mo. USD Term SOFR + 3.25%	)	6/17/2030	5,445,969	5,477,447
Darktrace PLC 1st Lien Term Loan (United Kingdom)(d)	7.887% (3 mo. USD Term SOFR + 3.25%	)	10/9/2031	10,653,000	10,674,093
Darktrace PLC 2nd Lien Term Loan (United Kingdom)(d)	9.887% (3 mo. USD Term SOFR + 5.25%	)	10/9/2032	11,309,000	11,219,433
DCert Buyer, Inc. 2019 Term Loan B	8.573% (1 mo. USD Term SOFR + 4.00%	)	10/16/2026	20,890,877	20,521,422
Epicor Software Corp. 2024 Term Loan E	7.823% (1 mo. USD Term SOFR + 3.25%	)	5/30/2031	5,064,339	5,108,399

86	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Software (continued)
Helios Software Holdings, Inc. 2021 EUR Term Loan B	7.095% (3 mo. EURIBOR + 3.75%	)	3/11/2028	EUR	1,306,127	$1,380,898
Ivanti Software, Inc. 2021 Term Loan B	9.121% (3 mo. USD Term SOFR + 4.25%	)	12/1/2027		$15,938,109	12,214,569
Mitchell International, Inc. 2024 1st Lien Term Loan	7.823% (1 mo. USD Term SOFR + 3.25%	)	6/17/2031		9,335,000	9,373,367
Mitchell International, Inc. 2024 2nd Lien Term Loan	9.823% (1 mo. USD Term SOFR + 5.25%	)	6/17/2032		4,792,000	4,768,064
Modena Buyer LLC Term Loan	9.104% (3 mo. USD Term SOFR + 4.50%	)	7/1/2031		23,818,000	23,365,458
Mosel Bidco SE USD Term Loan B (Germany)(d)	9.104% (3 mo. USD Term SOFR + 4.50%	)	9/16/2030		6,006,727	6,089,319
Physician Partners LLC 2023 Incremental Term Loan B	10.085% (3 mo. USD Term SOFR + 5.50%	)	12/26/2028		1,876,818	1,032,250
PointClickCare Technologies, Inc. 2024 USD Term Loan B (Canada)(d)	7.821% (3 mo. USD Term SOFR + 3.25%	)	11/3/2031		13,682,000	13,797,476
Polaris Newco LLC EUR Term Loan B	7.345% (3 mo. EURIBOR + 4.00%	)	6/2/2028	EUR	23,457,197	24,067,908
Press Ganey Holdings, Inc. 2024 1st Lien Term Loan B	7.823% (1 mo. USD Term SOFR + 3.25%	)	4/30/2031		$10,757,000	10,804,116
Project Alpha Intermediate Holding, Inc. 2024 2nd Lien Incremental Term Loan	–	(b)	11/22/2032		7,809,000	7,877,329
Project Alpha Intermediate Holding, Inc. 2024 Fungible Incremental Term Loan B	–	(b)	10/28/2030		8,178,000	8,237,086
Project Boost Purchaser LLC 2024 2nd Lien Term Loan	9.897% (3 mo. USD Term SOFR + 5.25%	)	7/16/2032		5,347,000	5,460,624
Project Boost Purchaser LLC 2024 Term Loan	8.147% (3 mo. USD Term SOFR + 3.50%	)	7/16/2031		11,861,825	11,983,527
RealPage, Inc. 2nd Lien Term Loan	11.187% (1 mo. USD Term SOFR + 6.50%	)	4/23/2029		6,762,000	6,707,667
Red Planet Borrower LLC 2024 Incremental Term Loan B	9.823% (1 mo. USD Term SOFR + 5.25%	)	10/2/2028		2,725,000	2,700,012
Renaissance Holding Corp. 2024 Term Loan	8.823% (1 mo. USD Term SOFR + 4.25%	)	4/5/2030		18,436,953	18,498,348

See Notes to Financial Statements.	87

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Software (continued)
Rocket Software, Inc. 2023 USD Term Loan B	8.823% (1 mo. USD Term SOFR + 4.25%	)	11/28/2028		$22,710,736	$22,877,547
S2P Acquisition Borrower, Inc. 2024 1st Lien Term Loan	–	(b)	10/8/2031		8,225,000	8,288,415
Sophia LP 2024 Term Loan B	–	(b)	10/9/2029		13,643,285	13,807,413
Thunder Generation Funding LLC Term Loan B	7.61% (3 mo. USD Term SOFR + 3.00%	)	10/3/2031		24,434,000	24,635,580
UKG, Inc. 2024 Term Loan B	7.617% (3 mo. USD Term SOFR + 3.00%	)	2/10/2031		20,035,388	20,192,365
Waystar Technologies, Inc. 2024 USD Term Loan B	7.323% (1 mo. USD Term SOFR + 2.75%	)	10/22/2029		8,215,661	8,274,732
Zelis Payments Buyer, Inc. 1st Lien Term Loan B	–	(b)	10/25/2031		19,168,000	19,222,725
Zelis Payments Buyer, Inc. Term Loan B	7.323% (1 mo. USD Term SOFR + 2.75%	)	9/28/2029		7,421,647	7,433,707
Total						526,251,693

Software/Services 0.48%
Peraton Corp. Term Loan B	8.423% (1 mo. USD Term SOFR + 3.75%	)	2/1/2028		24,467,041	23,018,103

Telecommunications 1.66%
Altice France SA EUR Term Loan B12	6.179% (3 mo. EURIBOR + 3.00%	)	2/2/2026	EUR	4,488,735	4,047,886
Delta TopCo, Inc. 2024 2nd Lien Term Loan	9.948% (6 mo. USD Term SOFR + 5.25%	)	11/29/2030		$5,873,000	5,983,119
Delta TopCo, Inc. 2024 Term Loan	8.198% (6 mo. USD Term SOFR + 3.50%	)	11/30/2029		13,361,775	13,466,197
Level 3 Financing, Inc. 2024 Extended Term Loan B1	–	(b)	4/15/2029		3,510,000	3,593,012
Lorca Holdco Ltd. 2024 EUR Term Loan B3	7.195% (6 mo. EURIBOR + 3.50%	)	3/25/2031	EUR	16,387,000	17,435,663
Lorca Holdco Ltd. 2024 USD Term Loan (United Kingdom)(d)	8.104% (3 mo. USD Term SOFR + 3.50%	)	3/25/2031		$1,803,747	1,824,039
Lumen Technologies, Inc. 2024 Extended Term Loan B1	7.037% (1 mo. USD Term SOFR + 2.35%	)	4/15/2029		15,289,536	14,347,395
Lumen Technologies, Inc. 2024 Extended Term Loan B2	7.037% (1 mo. USD Term SOFR + 2.35%	)	4/15/2030		7,120,492	6,626,508

88	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Telecommunications (continued)
Michaels Cos., Inc. 2021 Term Loan B	9.115% (3 mo. USD Term SOFR + 4.25%	)	4/17/2028		$13,983,500	$10,400,228
RealTruck Group, Inc. 2021 Term Loan B	–	(b)	1/31/2028		2,000,000	1,986,500
Total						79,710,547

Transportation 0.56%
Edge Finco PLC EUR Term Loan B	7.005% (3 mo. EURIBOR + 4.00%	)	8/4/2031	EUR	7,000,000	7,381,380
Genesee & Wyoming, Inc. 2024 Term Loan B	–	(b)	4/10/2031		$1,000,000	1,003,825
PODS LLC 2021 Term Loan B	7.847% (3 mo. USD Term SOFR + 3.00%	)	3/31/2028		14,486,663	13,503,816
Rand Parent LLC 2023 Term Loan B	8.354% (3 mo. USD Term SOFR + 3.75%	)	3/17/2030		4,955,783	4,991,117
Total						26,880,138

Utilities 1.50%
Hamilton Projects Acquiror LLC 2024 Term Loan B	8.323% (1 mo. USD Term SOFR + 3.75%	)	5/22/2031		18,771,952	18,960,986
Lightning Power LLC Term Loan B	7.735% (3 mo. USD Term SOFR + 3.25%	)	8/18/2031		9,035,000	9,125,350
Lightstone Holdco LLC 2022 Extended Term Loan B	10.335% (3 mo. USD Term SOFR + 5.75%	)	1/29/2027		16,182,726	16,408,151
Lightstone Holdco LLC 2022 Extended Term Loan C	10.335% (3 mo. USD Term SOFR + 5.75%	)	1/29/2027		866,492	878,562
Nautilus Power LLC 2023 Term Loan B	10.115% (3 mo. USD Term SOFR + 5.25%	)	11/16/2026		13,067,737	13,051,403
Talen Energy Supply LLC 2023 Term Loan B	8.024% (3 mo. USD Term SOFR + 3.50%	)	5/17/2030		9,429,369	9,500,749
Talen Energy Supply LLC 2023 Term Loan C	8.024% (3 mo. USD Term SOFR + 3.50%	)	5/17/2030		4,255,711	4,287,927
Total						72,213,128
Total Floating Rate Loans (cost $3,960,386,801)						3,944,972,151

	Dividend Rate				Shares

PREFERRED STOCKS 0.60%

Transportation Infrastructure 0.60%
ACBL Holdings Corp. (cost $11,118,825)	Zero Coupon				444,753	28,686,568

See Notes to Financial Statements.	89

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Exercise Price	Expiration Date	Shares	Fair Value
WARRANTS 0.01%

Machinery 0.00%
TNT Crane & Rigging, Inc.*	$4.00	12/31/2099	12,651	$1,644

Miscellaneous Financials 0.00%
Utex Industries*	114.76	12/3/2025	57,340	1,319	(c)

Specialty Retail 0.01%
Chinos Intermediate Holdings A, Inc.*	3.50	12/31/2099	147,340	338,882
Total Warrants (cost $652,304)				341,845
Total Long-Term Investments (cost $4,580,413,551)				4,576,944,724

			Principal Amount‡

SHORT-TERM INVESTMENTS 9.75%

REPURCHASE AGREEMENTS 9.33%
Repurchase Agreement dated 11/29/2024, 4.570% due 12/2/2024 with Barclays Bank PLC collateralized by $91,600,000 of U.S. Treasury Bond at 4.375% due 5/15/2034; value: $92,857,143; proceeds: $91,034,656 (cost $91,000,000)			$91,000,000	91,000,000
Repurchase Agreement dated 11/29/2024, 4.580% due 12/2/2024 with Barclays Bank PLC collateralized by $22,095,800 of U.S. Treasury Bond at 4.375% due 5/15/2034; value: $22,377,551; proceeds: $21,938,370 (cost $21,930,000)			21,930,000	21,930,000
Repurchase Agreement dated 11/29/2024, 2.200% due 12/2/2024 with Fixed Income Clearing Corp. collateralized by $49,875,000 of U.S. Treasury Note at 4.250% due 12/31/2025; value: $50,672,635; proceeds: $49,688,080 (cost $49,678,973)			49,678,973	49,678,973
Repurchase Agreement dated 11/29/2024, 4.550% due 12/2/2024 with JPMorgan Securities LLC collateralized by $291,536,400 of U.S. Treasury Note at 4.125% due 11/15/2027; value: $291,908,163; proceeds: $286,178,468 (cost $286,070,000)			286,070,000	286,070,000
Total Repurchase Agreements (cost $448,678,973)				448,678,973

Time Deposits 0.04%
CitiBank N.A.(j) (cost $2,026,369)			2,026,369	2,026,369

90	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Investments	Shares	Fair Value
Money Market Funds 0.38%
Fidelity Government Portfolio(j) (cost $18,237,319)	18,237,319	$18,237,319
Total Short-Term Investments (cost $468,942,661)		468,942,661
Total Investments in Securities 104.88% (cost $5,049,356,212)		5,045,887,385
Less Unfunded Loan Commitments (0.14%) (cost $6,742,440)		(6,826,043)
Net Investments in Securities 104.74% (cost $5,042,613,772)		5,039,061,342
Other Assets and Liabilities – Net(k) (4.74)%		(228,086,835)
Net Assets 100.00%		$4,810,974,507

EUR	Euro.
GBP	British Pound.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2024, the total value of Rule 144A securities was $420,450,745, which represents 8.74% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2024.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(j)).
(b)	Interest Rate to be determined.
(c)	Level 3 Investment as described in Note 2(u) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Foreign security traded in U.S. dollars.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Level 3 Investment as described in Note 2(u) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2024.
(h)	Security partially/fully unfunded. See Note (2(l)).
(i)	Defaulted (non-income producing security).
(j)	Security was purchased with the cash collateral from loaned securities.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

See Notes to Financial Statements.	91

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

Centrally Cleared Interest Rate Swap Contracts at November 30, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	3.317%	12-Month USD SOFR Index	4/30/2030	$5,404,000	$–	$ 110,265	$ 110,265
Bank of America(2)	2.489%	12-Month USD SOFR Index	8/1/2029	9,592,000	–	520,096	520,096
Bank of America(2)	2.476%	12-Month USD SOFR Index	10/1/2029	13,498,000	–	757,896	757,896
Bank of America(2)	1.225%	12-Month USD SOFR Index	1/15/2030	12,445,000	–	1,451,250	1,451,250
Bank of America(2)	1.220%	12-Month USD SOFR Index	10/15/2029	9,775,000	–	1,094,761	1,094,761
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$–	$3,934,268	$3,934,268

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	4.523%	12-Month USD SOFR Index	2/15/2026	$6,972,000	$–	$ (27,172)	$ (27,172)
Bank of America(2)	4.491%	12-Month USD SOFR Index	10/6/2026	5,995,000	–	(48,152)	(48,152)
Bank of America(2)	4.423%	12-Month USD SOFR Index	2/1/2027	8,259,000	–	(75,288)	(75,288)
Bank of America(2)	4.217%	12-Month USD SOFR Index	8/15/2026	7,668,000	–	(18,557)	(18,557)
Bank of America(2)	4.214%	12-Month USD SOFR Index	9/1/2026	7,970,000	–	(20,722)	(20,722)
Bank of America(2)	4.131%	12-Month USD SOFR Index	4/15/2029	9,534,000	–	(133,381)	(133,381)
Bank of America(2)	4.058%	12-Month USD SOFR Index	7/25/2030	4,661,000	–	(77,075)	(77,075)
Bank of America(2)	4.021%	12-Month USD SOFR Index	4/26/2028	10,478,000	–	(55,912)	(55,912)
Bank of America(2)	4.015%	12-Month USD SOFR Index	1/15/2032	9,552,000	–	(181,027)	(181,027)
Bank of America(2)	4.013%	12-Month USD SOFR Index	5/15/2028	5,401,000	–	(28,652)	(28,652)
Bank of America(2)	4.007%	12-Month USD SOFR Index	6/1/2028	6,585,000	–	(35,091)	(35,091)
Bank of America(2)	4.000%	12-Month USD SOFR Index	7/15/2032	10,577,000	–	(201,626)	(201,626)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$–	$(902,655)	$(902,655)

92	See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2024

SOFR	Secured Overnight Financing Rate.

(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Total Return Swap Contracts at November 30, 2024:

Swap Counterparty	Refer- enced Index*	Referenced Spread	Units	Position	Termi- nation Date	Notional Amount	Upfront Payment(1)	Unrealized Appreciation	Value
J.P. Morgan	IBOXX	12-Month USD SOFR Index	234,753	Long	12/20/2024	$50,000,000	$ (52)	$1,264,197	$1,264,145
Morgan Stanley	IBOXX	12-Month USD SOFR Index	219,125	Long	12/20/2024	46,700,000	(49)	1,151,554	1,151,505
Morgan Stanley	IBOXX	12-Month USD SOFR Index	350,563	Long	12/20/2024	74,670,000	(80)	1,884,358	1,884,278
Total						$171,370,000	$(181)	$4,300,109	$4,299,928

SOFR	Secured Overnight Financing Rate.

(1)	Upfront payments paid (received) are presented net of amortization.
*	iBoxx Leverage Loan Index.

Forward Foreign Currency Exchange Contracts at November 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Barclays Bank PLC	2/20/2025	153,000	$161,676	$162,267	$591
British pound	Sell	State Street Bank and Trust	12/6/2024	4,130,000	5,447,986	5,255,197	192,789
Euro	Sell	State Street Bank and Trust	2/20/2025	228,971,000	243,683,532	242,837,661	845,871
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,039,251

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	State Street Bank and Trust	12/6/2024	3,261,000	$4,132,590	$4,149,443	$(16,853)
Euro	Sell	J.P. Morgan	2/20/2025	12,224,000	12,924,489	12,964,295	(39,806)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(56,659)

Futures Contracts at November 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2025	233	Short	$(47,905,222)	$(48,023,485)	$(118,263)

See Notes to Financial Statements.	93

Schedule of Investments (concluded)

FLOATING RATE FUND November 30, 2024

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$149,803,553	$8,230,750		$158,034,303
Common Stocks	–	19,038,430	–		19,038,430
Convertible Bonds	–	6,250,396	–		6,250,396
Corporate Bonds
Mining	–	–	–	(3)	–
Remaining Industries	–	323,609,220	–		323,609,220
Exchange-Traded Funds	96,011,811	–	–		96,011,811
Floating Rate Loans
Health Care Services	–	201,379,528	1,899,112		203,278,640
Remaining Industries	–	3,741,693,511	–		3,741,693,511
Less Unfunded Loan Commitments	–	(6,826,043)	–		(6,826,043)
Preferred Stocks	–	28,686,568	–		28,686,568
Warrants	–	340,526	1,319		341,845
Short-Term Investments
Repurchase Agreements	–	448,678,973	–		448,678,973
Time Deposits	–	2,026,369	–		2,026,369
Money Market Funds	18,237,319	–	–		18,237,319
Total	$114,249,130	$4,914,681,031	$10,131,181		$5,039,061,342

Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$3,934,268	$–		$3,934,268
Liabilities	–	(902,655)	–		(902,655)
Total Return Swap Contracts
Assets	–	4,299,928	–		4,299,928
Liabilities	–	–	–		–
Forward Foreign Currency Exchange Contracts
Assets	–	1,039,251	–		1,039,251
Liabilities	–	(56,659)	–		(56,659)
Futures Contracts
Assets	–	–	–		–
Liabilities	(118,263)	–	–		(118,263)
Total	$(118,263)	$8,314,133	$–		$8,195,870

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes securities with zero fair value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

94	See Notes to Financial Statements.

Schedule of Investments

HIGH YIELD FUND November 30, 2024

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.92%

COMMON STOCKS 1.01%

Automobile Components 0.15%
Chassix Holdings, Inc.*	465,820	$1,746,825
Modine Manufacturing Co.*	27,716	3,763,556
Total		5,510,381

Building Products 0.10%
AZZ, Inc.	40,359	3,759,037

Consumer Staples Distribution & Retail 0.21%
Maplebear, Inc.*	89,480	3,907,591
Sprouts Farmers Market, Inc.*	25,889	3,999,333
Total		7,906,924

Electric: Utilities 0.02%
Frontera Generation Holdings LLC*	87,622	613,354

Energy Equipment & Services 0.11%
Cactus, Inc. Class A	59,822	4,107,378

Ground Transportation 0.05%
Schneider National, Inc.	56,407	1,895,839

Machinery 0.10%
Mueller Water Products, Inc. Class A	142,500	3,568,200
TNT Crane & Rigging, Inc.*	14,844	23,194
Total		3,591,394

Miscellaneous Financials 0.06%
Utex Industries*	49,219	2,276,379

Personal Care Products 0.07%
Britax Group Ltd.*	2,481	–
Gibson Brands Private Equity*	33,017	2,448,772
Total		2,448,772

Real Estate Management & Development 0.00%
Sunac China Holdings Ltd.*(a)	679,790	219,420

Software 0.10%
DocuSign, Inc.*	45,708	3,642,470

See Notes to Financial Statements.	95

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments			Shares	Fair Value
Specialty Retail 0.02%
Chinos Intermediate Holdings A, Inc.*			47,809	$568,927
Claire’s Holdings LLC*			7,482	22,445
Total				591,372

Transportation Infrastructure 0.02%
ACBL Holdings Corp.*			14,214	696,486
Total Common Stocks (cost $45,678,612)				37,259,206

	Interest Rate	Maturity Date	Principal Amount‡

CONVERTIBLE BONDS 1.46%

Diversified Financial Services 0.11%
WisdomTree, Inc.†	3.25%	8/15/2029	$3,461,000	4,020,442

Electric 0.10%
NRG Energy, Inc.	2.75%	6/1/2048	1,490,000	3,692,794

Electronics 0.10%
OSI Systems, Inc.†	2.25%	8/1/2029	3,359,000	3,750,323

Engineering & Construction 0.10%
Granite Construction, Inc.	3.75%	5/15/2028	1,677,000	3,690,454

Equity Real Estate 0.06%
Sunac China Holdings Ltd. (China)†(b)	Zero Coupon	9/30/2028	6,981,286	2,240,644

Health Care-Products 0.22%
Glaukos Corp.	2.75%	6/15/2027	1,624,000	4,189,419
Integer Holdings Corp.	2.125%	2/15/2028	2,179,000	3,672,868
Total				7,862,287

Semiconductors 0.24%
MACOM Technology Solutions Holdings, Inc.	0.25%	3/15/2026	2,502,000	4,113,083
Semtech Corp.	1.625%	11/1/2027	2,632,000	4,791,813
Total				8,904,896

Software 0.42%
Guidewire Software, Inc.	1.25%	3/15/2025	2,447,000	4,357,457
Nutanix, Inc.(c)	0.25%	10/1/2027	2,747,000	3,493,625
Tyler Technologies, Inc.	0.25%	3/15/2026	2,916,000	3,822,246
Vertex, Inc.†	0.75%	5/1/2029	2,371,000	3,815,678
Total				15,489,006

96	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Trucking & Leasing 0.11%
Greenbrier Cos., Inc.	2.875%	4/15/2028		$3,057,000	$4,013,967
Total Convertible Bonds (cost $51,849,972)					53,664,813

CORPORATE BONDS 89.27%

Advertising 0.20%
Outfront Media Capital LLC/Outfront Media Capital Corp.†	7.375%	2/15/2031		7,032,000	7,444,526

Aerospace/Defense 0.73%
Bombardier, Inc. (Canada)†(b)(c)	7.00%	6/1/2032		5,860,000	5,987,026
Bombardier, Inc. (Canada)†(b)	7.25%	7/1/2031		5,561,000	5,750,936
Bombardier, Inc. (Canada)†(b)	8.75%	11/15/2030		3,770,000	4,085,119
TransDigm, Inc.	4.625%	1/15/2029		6,519,000	6,189,615
TransDigm, Inc.†	6.625%	3/1/2032		1,244,000	1,275,770
Triumph Group, Inc.†	9.00%	3/15/2028		3,312,000	3,471,473
Total					26,759,939

Airlines 1.77%
American Airlines, Inc.†	7.25%	2/15/2028		16,274,000	16,683,354
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029		6,707,146	6,702,008
Azul Secured Finance II LLP†	12.82%	1/28/2025		514,251	520,679
Azul Secured Finance LLP†	11.93%	8/28/2028		3,770,189	3,843,138
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031		11,029,000	11,612,692
United Airlines, Inc.†	4.625%	4/15/2029		13,401,000	12,887,599
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(b)(c)	6.375%	2/1/2030		6,601,000	5,828,712
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(b)(c)	7.875%	5/1/2027		7,007,000	6,895,623
Total					64,973,805

Apparel 0.10%
Wolverine World Wide, Inc.†(c)	4.00%	8/15/2029		4,240,000	3,736,425

Auto Manufacturers 0.74%
Allison Transmission, Inc.†(c)	3.75%	1/30/2031		8,164,000	7,343,686
Aston Martin Capital Holdings Ltd. (United Kingdom)†(b)	10.00%	3/31/2029		5,709,000	5,613,075
Aston Martin Capital Holdings Ltd.	10.375%	3/31/2029	GBP	2,761,000	3,478,631
JB Poindexter & Co., Inc.†	8.75%	12/15/2031		$6,572,000	6,983,611

See Notes to Financial Statements.	97

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Auto Manufacturers (continued)
NM Holdings Co. LLC(d)	Zero Coupon		–			$–	$–	(e)
Wabash National Corp.†	4.50%		10/15/2028			4,012,000	3,733,170
Total							27,152,173

Auto Parts & Equipment 1.21%
Adient Global Holdings Ltd. (Ireland)†(b)(c)	8.25%		4/15/2031			3,466,000	3,623,347
Dana, Inc.	4.25%		9/1/2030			4,162,000	3,722,591
Dornoch Debt Merger Sub, Inc.†(c)	6.625%		10/15/2029			4,773,000	3,784,739
Garrett Motion Holdings, Inc./Garrett LX I SARL†	7.75%		5/31/2032			3,505,000	3,536,477
IHO Verwaltungs GmbH (Germany)†(b)	8.00%		11/15/2032			6,669,000	6,757,364
Mahle GmbH†	6.50%		5/2/2031		EUR	3,144,000	3,274,748
Real Hero Merger Sub 2, Inc.†(c)	6.25%		2/1/2029			$6,085,000	5,488,794
Tenneco, Inc.†	8.00%		11/17/2028			3,898,000	3,709,399
ZF North America Capital, Inc.†	6.875%		4/14/2028			3,562,000	3,580,733
ZF North America Capital, Inc.†	7.125%		4/14/2030			7,089,000	7,046,531
Total							44,524,723

Banks 1.91%
Banco de Galicia y Buenos Aires SAU (Argentina)†(b)	7.75%		10/10/2028			5,484,851	5,642,541
Freedom Mortgage Corp.†	12.00%		10/1/2028			7,714,000	8,391,868
Freedom Mortgage Corp.†	12.25%		10/1/2030			1,283,000	1,425,672
Intesa Sanpaolo SpA (Italy)†(b)	4.198% (1 yr. CMT + 2.60%	)#	6/1/2032			6,123,000	5,428,599
KeyCorp	5.00% (3 mo. USD Term SOFR + 3.87%	)#	–	(f)		3,874,000	3,770,131
Lloyds Banking Group PLC	8.50% (5 yr. U.K. Government Bond + 5.14%	)#	–	(f)	GBP	4,500,000	5,916,448
NatWest Group PLC	4.50% (5 yr. U.K. Government Bond + 3.99%	)#	–	(f)	GBP	5,250,000	6,049,573
Popular, Inc.	7.25%		3/13/2028			$5,616,000	5,837,473
Societe Generale SA (France)†(b)	9.375% (5 yr. CMT + 5.39%	)#	–	(f)		4,792,000	4,998,907
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%	)#	5/6/2031			6,106,000	5,849,455
Texas Capital Bank NA	5.25%		1/31/2026			6,402,000	6,303,451
UBS Group AG (Switzerland)†(b)	7.75% (5 yr. USD ICE Swap + 4.16%	)#	–	(f)		3,120,000	3,268,022

98	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(b)	9.25% (5 yr. CMT + 4.75%	)#	–	(f)	$1,330,000	$1,452,937
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		6,229,000	5,903,846
Total						70,238,923

Biotechnology 0.20%
Biocon Biologics Global PLC (United Kingdom)†(b)(c)	6.67%		10/9/2029		2,066,000	1,992,658
Emergent BioSolutions, Inc.†	3.875%		8/15/2028		6,444,000	5,193,457
Total						7,186,115

Building Materials 2.76%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		8,117,000	5,070,908
AmeriTex HoldCo Intermediate LLC†	10.25%		10/15/2028		4,664,000	4,970,565
Boise Cascade Co.†	4.875%		7/1/2030		3,771,000	3,620,400
Builders FirstSource, Inc.†	6.375%		6/15/2032		7,058,000	7,221,378
Camelot Return Merger Sub, Inc.†	8.75%		8/1/2028		3,037,000	2,995,647
Cornerstone Building Brands, Inc.†	6.125%		1/15/2029		4,340,000	3,660,414
Cornerstone Building Brands, Inc.†	9.50%		8/15/2029		601,000	600,595
CP Atlas Buyer, Inc.†(c)	7.00%		12/1/2028		8,102,000	7,369,504
Eco Material Technologies, Inc.†	7.875%		1/31/2027		2,252,000	2,286,512
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030		15,657,000	15,849,597
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031		3,723,000	3,821,608
Griffon Corp.	5.75%		3/1/2028		3,805,000	3,761,965
Knife River Corp.†	7.75%		5/1/2031		3,518,000	3,693,735
Masterbrand, Inc.†	7.00%		7/15/2032		3,624,000	3,726,215
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030		9,079,000	8,737,267
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†	9.50%		4/15/2030		3,702,000	3,531,020
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028		6,985,000	6,931,124
Smyrna Ready Mix Concrete LLC†	8.875%		11/15/2031		6,405,000	6,820,241
Standard Industries, Inc.†	3.375%		1/15/2031		4,142,000	3,641,139
Summit Materials LLC/Summit Materials Finance Corp.†	7.25%		1/15/2031		2,882,000	3,078,719
Total						101,388,553

Chemicals 2.98%
ASP Unifrax Holdings, Inc.†	7.10%		9/30/2029		13,429,088	7,788,871
ASP Unifrax Holdings, Inc.†	10.425%		9/30/2029		10,812,731	10,931,130
Axalta Coating Systems Dutch Holding B BV (Netherlands)†(b)	7.25%		2/15/2031		3,556,000	3,733,626

See Notes to Financial Statements.	99

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Chemicals (continued)
Cerdia Finanz GmbH (Germany)†(b)	9.375%	10/3/2031		$5,243,000	$5,487,260
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028		6,712,000	6,539,820
Herens Holdco SARL (Luxembourg)†(b)	4.75%	5/15/2028		1,898,000	1,674,008
Herens Midco SARL	5.25%	5/15/2029	EUR	8,603,000	7,057,170
INEOS Finance PLC (United Kingdom)†(b)	7.50%	4/15/2029		$3,360,000	3,480,472
Mativ Holdings, Inc.†	8.00%	10/1/2029		3,697,000	3,732,133
Methanex Corp. (Canada)(b)(c)	5.25%	12/15/2029		4,500,000	4,401,530
Minerals Technologies, Inc.†	5.00%	7/1/2028		5,721,000	5,561,041
NOVA Chemicals Corp. (Canada)†(b)	9.00%	2/15/2030		9,106,000	9,863,695
Olympus Water U.S. Holding Corp.†	7.25%	6/15/2031		4,663,000	4,784,191
Olympus Water U.S. Holding Corp.†	9.75%	11/15/2028		5,641,000	6,003,750
Rain Carbon, Inc.†(c)	12.25%	9/1/2029		9,153,000	9,833,868
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		234,000	232,167
SK Invictus Intermediate II SARL (Luxembourg)†(b)	5.00%	10/30/2029		5,714,000	5,407,067
SNF Group SACA (France)†(b)	3.375%	3/15/2030		4,002,000	3,589,080
Vibrantz Technologies, Inc.†	9.00%	2/15/2030		3,972,000	3,767,313
WR Grace Holdings LLC†	5.625%	8/15/2029		6,118,000	5,726,488
Total					109,594,680

Coal 0.71%
Alliance Resource Operating Partners LP/ Alliance Resource Finance Corp.†	8.625%	6/15/2029		3,650,000	3,853,897
Coronado Finance Pty. Ltd. (Australia)†(b)	9.25%	10/1/2029		5,555,000	5,724,963
SunCoke Energy, Inc.†	4.875%	6/30/2029		13,244,000	12,246,547
Warrior Met Coal, Inc.†	7.875%	12/1/2028		4,283,000	4,437,004
Total					26,262,411

Commercial Services 3.65%
Albion Financing 2 SARL (Luxembourg)†(b)	8.75%	4/15/2027		3,537,000	3,613,010
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(c)	6.00%	6/1/2029		9,128,000	8,385,497
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (Luxembourg)†(b)	4.625%	6/1/2028		13,371,000	12,611,238
Alta Equipment Group, Inc.†	9.00%	6/1/2029		3,712,000	3,525,028
APi Group DE, Inc.†	4.75%	10/15/2029		4,179,000	4,007,337
Block, Inc.†	6.50%	5/15/2032		6,460,000	6,635,872
Brink’s Co.†	6.75%	6/15/2032		5,928,000	6,053,875
Cimpress PLC (Ireland)†(b)	7.375%	9/15/2032		3,622,000	3,633,920
CoreCivic, Inc.	8.25%	4/15/2029		4,191,000	4,465,343
CPI CG, Inc.†	10.00%	7/15/2029		3,795,000	4,029,364

100	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Commercial (continued)
EquipmentShare.com, Inc.†	8.625%	5/15/2032	$3,751,000	$3,934,822
EquipmentShare.com, Inc.†	9.00%	5/15/2028	10,456,000	10,917,925
Garda World Security Corp. (Canada)†(b)	8.375%	11/15/2032	8,158,000	8,375,644
GEO Group, Inc.	10.25%	4/15/2031	4,322,000	4,734,742
Hertz Corp.†	Zero Coupon	1/15/2028	6,517,000	1,335,985
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (Turkey)(b)	9.50%	7/10/2036	6,747,055	6,435,003
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(b)	8.25%	11/15/2028	5,941,000	6,182,561
NESCO Holdings II, Inc.†	5.50%	4/15/2029	4,133,000	3,935,014
Port of Newcastle Investments Financing Pty. Ltd. (Australia)†(b)(c)	5.90%	11/24/2031	8,532,000	8,190,606
Raven Acquisition Holdings LLC†	6.875%	11/15/2031	4,753,000	4,765,730
Sotheby’s†	7.375%	10/15/2027	8,430,000	8,378,090
TriNet Group, Inc.†	7.125%	8/15/2031	3,864,000	3,976,420
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026	3,724,000	3,723,342
Williams Scotsman, Inc.†	6.625%	6/15/2029	2,359,000	2,405,673
Total				134,252,041

Computers 0.79%
Amentum Holdings, Inc.†	7.25%	8/1/2032	2,353,000	2,418,608
McAfee Corp.†	7.375%	2/15/2030	12,043,000	11,720,560
NCR Atleos Corp.†	9.50%	4/1/2029	3,596,000	3,937,947
Seagate HDD Cayman (Cayman Islands)(b)	8.25%	12/15/2029	3,319,000	3,563,962
Seagate HDD Cayman (Cayman Islands)(b)	8.50%	7/15/2031	3,487,000	3,764,255
Virtusa Corp.†	7.125%	12/15/2028	3,876,000	3,749,167
Total				29,154,499

Cosmetics/Personal Care 0.19%
Perrigo Finance Unlimited Co. (Ireland)(b)	4.90%	6/15/2030	4,095,000	3,929,322
Perrigo Finance Unlimited Co. (Ireland)(b)	6.125%	9/30/2032	2,989,000	2,982,021
Total				6,911,343

Distribution/Wholesale 0.52%
BCPE Empire Holdings, Inc.†	7.625%	5/1/2027	4,109,000	4,123,016
Gates Corp.†	6.875%	7/1/2029	3,067,000	3,151,637
Resideo Funding, Inc.†	4.00%	9/1/2029	8,156,000	7,558,858
Resideo Funding, Inc.†	6.50%	7/15/2032	4,055,000	4,124,073
Total				18,957,584

See Notes to Financial Statements.	101

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services 5.36%
AG Issuer LLC†	6.25%		3/1/2028	$3,650,000	$3,622,347
Aretec Group, Inc.†(c)	7.50%		4/1/2029	2,830,000	2,843,640
Aretec Group, Inc.†	10.00%		8/15/2030	5,753,000	6,374,986
Armor Holdco, Inc.†	8.50%		11/15/2029	5,612,000	5,637,015
Bread Financial Holdings, Inc.†	9.75%		3/15/2029	6,211,000	6,674,421
Coinbase Global, Inc.†	3.375%		10/1/2028	11,050,000	10,038,783
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031	4,176,000	4,334,108
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029	3,644,000	3,779,445
GGAM Finance Ltd. (Ireland)†(b)	6.875%		4/15/2029	3,428,000	3,507,039
GGAM Finance Ltd. (Ireland)†(b)	8.00%		2/15/2027	5,310,000	5,504,075
GGAM Finance Ltd. (Ireland)†(b)	8.00%		6/15/2028	3,671,000	3,881,234
ILFC E-Capital Trust I†	6.565% (3 mo. USD Term SOFR + 1.81%	)#	12/21/2065	3,413,000	2,809,613
ILFC E-Capital Trust II†	6.815% (3 mo. USD Term SOFR + 2.06%	)#	12/21/2065	3,031,000	2,539,932
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029	4,712,000	4,489,016
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031	11,309,000	11,777,836
Jefferson Capital Holdings LLC†	6.00%		8/15/2026	6,416,000	6,398,226
LFS Topco LLC†	5.875%		10/15/2026	804,000	790,919
Nationstar Mortgage Holdings, Inc.†	6.50%		8/1/2029	4,475,000	4,524,097
Nationstar Mortgage Holdings, Inc.†(c)	7.125%		2/1/2032	12,210,000	12,608,229
Navient Corp.	4.875%		3/15/2028	3,415,000	3,278,520
Navient Corp.	5.50%		3/15/2029	2,615,000	2,506,258
Navient Corp.	9.375%		7/25/2030	6,094,000	6,718,211
Navient Corp.	11.50%		3/15/2031	8,395,000	9,560,058
OneMain Finance Corp.	7.125%		11/15/2031	4,666,000	4,809,818
OneMain Finance Corp.	7.50%		5/15/2031	11,293,000	11,766,775
OneMain Finance Corp.	9.00%		1/15/2029	8,255,000	8,792,329
PennyMac Financial Services, Inc.†	5.75%		9/15/2031	5,642,000	5,470,065
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	3,759,000	3,859,531
PennyMac Financial Services, Inc.†	7.875%		12/15/2029	4,261,000	4,507,355
PRA Group, Inc.†(c)	5.00%		10/1/2029	4,287,000	3,962,715
PRA Group, Inc.†	8.875%		1/31/2030	5,295,000	5,572,213
Provident Funding Associates LP/PFG Finance Corp.†	9.75%		9/15/2029	4,554,000	4,743,330
StoneX Group, Inc.†	7.875%		3/1/2031	5,374,000	5,688,186
Synchrony Financial	7.25%		2/2/2033	8,737,000	9,217,299
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031	4,269,000	4,406,347
Total					196,993,971

102	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Electric 3.00%
Algonquin Power & Utilities Corp. (Canada)(b)	4.75% (5 yr. CMT + 3.25%	)#	1/18/2082		$7,520,000	$7,099,681
Alpha Generation LLC†	6.75%		10/15/2032		1,842,000	1,867,362
Calpine Corp.†	5.00%		2/1/2031		8,485,000	8,050,613
DPL, Inc.	4.35%		4/15/2029		5,770,000	5,435,767
Elwood Energy LLC	8.159%		7/5/2026		1,277,012	1,213,162
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029		6,522,000	6,038,552
Lightning Power LLC†	7.25%		8/15/2032		10,550,000	11,004,201
NRG Energy, Inc.†	5.25%		6/15/2029		3,170,000	3,111,312
NRG Energy, Inc.†	6.00%		2/1/2033		5,395,000	5,369,781
NRG Energy, Inc.†	7.00%		3/15/2033		3,116,000	3,413,723
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(f)	7,747,000	8,612,115
PG&E Corp.	7.375% (5 yr. CMT + 3.88%	)#	3/15/2055		3,639,000	3,769,828
Sorik Marapi Geothermal Power PT (Indonesia)†(b)	7.75%		8/5/2031		4,482,000	4,431,578
Talen Energy Supply LLC†	8.625%		6/1/2030		7,479,000	8,057,181
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(f)	6,374,000	6,440,138
Vistra Operations Co. LLC†	4.375%		5/1/2029		3,961,000	3,789,270
Vistra Operations Co. LLC†	7.75%		10/15/2031		21,370,000	22,719,152
Total						110,423,416

Electrical Components & Equipment 0.15%
EnerSys†	6.625%		1/15/2032		5,339,000	5,465,945

Electronics 0.21%
Atkore, Inc.†	4.25%		6/1/2031		2,436,000	2,215,305
Coherent Corp.†	5.00%		12/15/2029		5,850,000	5,647,839
Total						7,863,144

Energy-Alternate Sources 0.19%
Sunnova Energy Corp.†	5.875%		9/1/2026		3,996,000	3,449,373
YPF Energia Electrica SA (Argentina)†(b)	7.875%		10/16/2032		3,667,000	3,663,333
Total						7,112,706

Engineering & Construction 1.09%
Arcosa, Inc.†	4.375%		4/15/2029		4,377,000	4,151,701
Arcosa, Inc.†	6.875%		8/15/2032		1,835,000	1,896,067
ASG Finance DAC (Ireland)†(b)	9.75%		5/15/2029		3,649,000	3,672,135

See Notes to Financial Statements.	103

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Engineering & Construction (continued)
Brand Industrial Services, Inc.†	10.375%	8/1/2030		$3,838,000	$4,076,582
Dycom Industries, Inc.†	4.50%	4/15/2029		3,904,000	3,690,924
Gatwick Airport Finance PLC	4.375%	4/7/2026	GBP	5,000,000	6,278,829
Great Lakes Dredge & Dock Corp.†	5.25%	6/1/2029		$5,933,000	5,515,645
Heathrow Finance PLC	6.625%	3/1/2031	GBP	4,285,000	5,468,771
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028		$5,668,000	5,417,078
Total					40,167,732

Entertainment 2.82%
888 Acquisitions Ltd.	10.75%	5/15/2030	GBP	4,400,000	5,554,168
Boyne USA, Inc.†	4.75%	5/15/2029		$4,092,000	3,915,969
Caesars Entertainment, Inc.†	7.00%	2/15/2030		3,485,000	3,596,965
Churchill Downs, Inc.†	4.75%	1/15/2028		4,296,000	4,196,976
Churchill Downs, Inc.†	5.75%	4/1/2030		3,895,000	3,869,923
Cinemark USA, Inc.†(c)	5.25%	7/15/2028		4,232,000	4,141,255
Cinemark USA, Inc.†	7.00%	8/1/2032		6,034,000	6,253,242
Empire Resorts, Inc.†	7.75%	11/1/2026		8,365,000	7,970,037
Flutter Treasury DAC (Ireland)†(b)	6.375%	4/29/2029		6,995,000	7,162,588
Inter Media & Communication SpA	6.75%	2/9/2027	EUR	8,384,184	9,048,257
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		$6,969,000	6,842,132
Loarre Investments SARL†	6.50%	5/15/2029	EUR	11,107,000	12,081,352
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		$7,722,000	7,358,810
Penn Entertainment, Inc.†(c)	4.125%	7/1/2029		8,170,000	7,444,120
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/6/2031		6,500,000	5,596,064
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.†	7.125%	2/15/2031		8,143,000	8,607,403
Total					103,639,261

Environmental Control 0.38%
Enviri Corp.†	5.75%	7/31/2027		3,287,000	3,161,109
GFL Environmental, Inc. (Canada)†(b)	6.75%	1/15/2031		6,939,000	7,204,722
Madison IAQ LLC†	5.875%	6/30/2029		3,782,000	3,614,958
Total					13,980,789

Food 1.70%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		12,455,000	11,550,503
Bellis Acquisition Co. PLC†	8.125%	5/14/2030	GBP	2,993,000	3,709,801
Bellis Finco PLC	4.00%	2/16/2027	GBP	3,484,000	4,196,908

104	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Food (continued)
Chobani Holdco II LLC†	8.75%		10/1/2029		$2,426,000	$2,568,606
Iceland Bondco PLC†	10.875%		12/15/2027	GBP	2,359,000	3,186,433
Iceland Bondco PLC	10.875%		12/15/2027	GBP	2,901,000	3,918,542
Ingles Markets, Inc.†	4.00%		6/15/2031		$3,523,000	3,166,953
Lamb Weston Holdings, Inc.†	4.125%		1/31/2030		4,019,000	3,746,804
Market Bidco Finco PLC	5.50%		11/4/2027	GBP	4,813,000	5,875,506
Performance Food Group, Inc.†	6.125%		9/15/2032		$4,033,000	4,073,806
Post Holdings, Inc.†	4.625%		4/15/2030		4,130,000	3,876,843
Sigma Holdco BV (Netherlands)†(b)	7.875%		5/15/2026		2,151,000	2,139,740
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed†	4.625%		3/1/2029		3,882,000	3,607,893
Tonon Luxembourg SA (Luxembourg)†(b)(g)	Zero Coupon		10/31/2024		1,863,197	0	(h)
U.S. Foods, Inc.†(c)	4.625%		6/1/2030		7,058,000	6,730,262
Total						62,348,600

Forest Products & Paper 0.37%
Ahlstrom Holding 3 OY (Finland)†(b)	4.875%		2/4/2028		5,404,000	5,160,820
Mercer International, Inc. (Canada)(b)	5.125%		2/1/2029		7,183,000	6,289,255
Mercer International, Inc. (Canada)†(b)	12.875%		10/1/2028		2,145,000	2,302,404
Total						13,752,479

Gas 0.12%
AltaGas Ltd. (Canada)†(b)	7.20% (5 yr. CMT + 3.57%	)#	10/15/2054		4,216,000	4,316,023

Hand/Machine Tools 0.10%
IMA Industria Macchine Automatiche SpA	6.929% (3 mo. EURIBOR + 3.75%	)#	4/15/2029	EUR	1,737,000	1,847,161
IMA Industria Macchine Automatiche SpA†	6.965% (3 mo. EURIBOR + 3.75%	)#	4/15/2029	EUR	1,665,000	1,770,595
Total						3,617,756

Health Care-Products 0.39%
Bausch & Lomb Corp. (Canada)†(b)	8.375%		10/1/2028		$8,607,000	9,006,926
Medline Borrower LP†	3.875%		4/1/2029		5,855,000	5,492,936
Total						14,499,862

Health Care-Services 2.90%
Acadia Healthcare Co., Inc.†	5.00%		4/15/2029		3,776,000	3,553,082
CHS/Community Health Systems, Inc.†	4.75%		2/15/2031		5,850,000	4,754,634
CHS/Community Health Systems, Inc.†	5.25%		5/15/2030		12,372,000	10,569,150
CHS/Community Health Systems, Inc.†(c)	6.125%		4/1/2030		16,517,000	12,239,800

See Notes to Financial Statements.	105

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Health Care-Services (continued)
CHS/Community Health Systems, Inc.†(c)	6.875%	4/1/2028		$3,513,000	$2,749,217
CHS/Community Health Systems, Inc.†(c)	6.875%	4/15/2029		6,270,000	5,064,868
DaVita, Inc.†	4.625%	6/1/2030		15,291,000	14,333,114
DaVita, Inc.†	6.875%	9/1/2032		3,525,000	3,643,310
Global Medical Response, Inc.†	6.50%	10/1/2025		4,943,000	4,887,144
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028		3,338,000	3,555,815
LifePoint Health, Inc.†(c)	5.375%	1/15/2029		9,858,000	8,905,390
LifePoint Health, Inc.†	9.875%	8/15/2030		4,702,000	5,112,488
LifePoint Health, Inc.†	10.00%	6/1/2032		4,903,000	5,137,172
LifePoint Health, Inc.†	11.00%	10/15/2030		4,989,000	5,502,909
Molina Healthcare, Inc.†	3.875%	11/15/2030		4,298,000	3,914,077
Molina Healthcare, Inc.†	3.875%	5/15/2032		3,983,000	3,528,661
Star Parent, Inc.†	9.00%	10/1/2030		3,260,000	3,370,029
U.S. Acute Care Solutions LLC†	9.75%	5/15/2029		5,508,000	5,724,004
Total					106,544,864

Holding Companies-Diversified 0.33%
Benteler International AG (Austria)†(b)	10.50%	5/15/2028		3,838,000	4,024,634
Stena International SA (Luxembourg)†(b)	7.25%	1/15/2031		4,163,000	4,306,644
Stena International SA (Luxembourg)†(b)	7.625%	2/15/2031		3,544,000	3,701,101
Total					12,032,379

Home Builders 1.60%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	4.625%	4/1/2030		4,085,000	3,790,881
Century Communities, Inc.†	3.875%	8/15/2029		3,822,000	3,501,718
Dream Finders Homes, Inc.†	8.25%	8/15/2028		4,252,000	4,460,510
Forestar Group, Inc.†	3.85%	5/15/2026		4,249,000	4,166,778
Landsea Homes Corp.†	8.875%	4/1/2029		6,317,000	6,482,445
LGI Homes, Inc.†	8.75%	12/15/2028		8,644,000	9,175,867
M/I Homes, Inc.	4.95%	2/1/2028		6,254,000	6,157,605
Miller Homes Group Finco PLC	7.00%	5/15/2029	GBP	5,951,000	7,354,271
Shea Homes LP/Shea Homes Funding Corp.	4.75%	2/15/2028		$4,108,000	4,003,106
STL Holding Co. LLC†	8.75%	2/15/2029		5,782,000	6,156,968
Taylor Morrison Communities, Inc.†	5.875%	6/15/2027		3,547,000	3,591,630
Total					58,841,779

106	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Housewares 0.17%
Newell Brands, Inc.	5.70%	4/1/2026		$2,549,000	$2,565,790
Newell Brands, Inc.	6.625%	9/15/2029		3,665,000	3,769,376
Total					6,335,166

Insurance 1.07%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer†	6.75%	4/15/2028		3,536,000	3,573,353
Ardonagh Finco Ltd. (United Kingdom)†(b)	7.75%	2/15/2031		3,370,000	3,443,554
Ardonagh Group Finance Ltd. (United Kingdom)†(b)	8.875%	2/15/2032		6,809,000	7,017,754
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(b)	7.25%	2/15/2031		4,329,000	4,381,744
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(b)	8.125%	2/15/2032		6,038,000	6,104,074
HUB International Ltd.†	7.375%	1/31/2032		3,532,000	3,615,636
Jones Deslauriers Insurance Management, Inc. (Canada)†(b)	8.50%	3/15/2030		3,391,000	3,601,954
Jones Deslauriers Insurance Management, Inc. (Canada)†(b)	10.50%	12/15/2030		3,667,000	3,984,610
Panther Escrow Issuer LLC†	7.125%	6/1/2031		3,608,000	3,698,968
Total					39,421,647

Internet 0.95%
Acuris Finance U.S., Inc./Acuris Finance SARL†	9.00%	8/1/2029		4,855,000	4,749,404
Cablevision Lightpath LLC†	5.625%	9/15/2028		3,791,000	3,529,964
Cogent Communications Group LLC†	7.00%	6/15/2027		3,495,000	3,549,919
GrubHub Holdings, Inc.†	5.50%	7/1/2027		3,896,000	3,581,312
ION Trading Technologies SARL (Luxembourg)†(b)	5.75%	5/15/2028		3,055,000	2,833,615
ION Trading Technologies SARL (Luxembourg)†(b)	9.50%	5/30/2029		3,362,000	3,475,976
Ocado Group PLC	10.50%	8/8/2029	GBP	1,700,000	2,176,686
Ocado Group PLC†	10.50%	8/8/2029	GBP	2,591,000	3,317,526
Rakuten Group, Inc. (Japan)†(b)	9.75%	4/15/2029		$6,927,000	7,579,097
Total					34,793,499

Iron-Steel 0.98%
Algoma Steel, Inc. (Canada)†(b)	9.125%	4/15/2029		5,244,000	5,424,748
ATI, Inc.	5.125%	10/1/2031		10,694,000	10,162,076
ATI, Inc.	7.25%	8/15/2030		4,771,000	4,992,227
Carpenter Technology Corp.	7.625%	3/15/2030		5,219,000	5,428,960

See Notes to Financial Statements.	107

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Iron-Steel (continued)
Commercial Metals Co.	4.125%	1/15/2030	$3,953,000	$3,687,834
Mineral Resources Ltd. (Australia)†(b)	8.50%	5/1/2030	2,679,000	2,740,263
U.S. Steel Corp.	6.65%	6/1/2037	3,521,000	3,594,030
Total				36,030,138

Leisure Time 1.48%
Carnival Corp.†	6.00%	5/1/2029	12,429,000	12,482,975
Life Time, Inc.†	6.00%	11/15/2031	3,604,000	3,608,209
NCL Corp. Ltd.†	5.875%	2/15/2027	3,781,000	3,787,794
NCL Corp. Ltd.†	8.125%	1/15/2029	3,391,000	3,601,231
Royal Caribbean Cruises Ltd.†	4.25%	7/1/2026	3,736,000	3,691,911
Royal Caribbean Cruises Ltd.†	6.00%	2/1/2033	3,545,000	3,591,769
Royal Caribbean Cruises Ltd.†	6.25%	3/15/2032	3,839,000	3,925,266
Sabre GLBL, Inc.†(c)	8.625%	6/1/2027	3,826,000	3,784,612
Sabre GLBL, Inc.†	11.25%	12/15/2027	2,301,000	2,480,785
Viking Cruises Ltd.†	9.125%	7/15/2031	8,760,000	9,489,971
VOC Escrow Ltd.†	5.00%	2/15/2028	4,053,000	3,960,012
Total				54,404,535

Lodging 1.05%
Full House Resorts, Inc.†	8.25%	2/15/2028	4,113,000	4,102,417
Genting New York LLC/GENNY Capital, Inc.†	7.25%	10/1/2029	6,223,000	6,396,652
Hilton Domestic Operating Co., Inc.†	4.00%	5/1/2031	9,690,000	8,880,157
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.†	6.625%	1/15/2032	3,569,000	3,614,223
MGM China Holdings Ltd. (Macau)†(b)	7.125%	6/26/2031	3,609,000	3,669,726
Station Casinos LLC†	4.625%	12/1/2031	4,010,000	3,626,944
Studio City Finance Ltd. (Hong Kong)(b)	5.00%	1/15/2029	4,529,000	4,109,814
Wyndham Hotels & Resorts, Inc.†	4.375%	8/15/2028	4,408,000	4,228,819
Total				38,628,752

Machinery: Construction & Mining 0.33%
BWX Technologies, Inc.†	4.125%	4/15/2029	4,179,000	3,932,833
Terex Corp.†	5.00%	5/15/2029	4,313,000	4,172,572
Vertiv Group Corp.†	4.125%	11/15/2028	4,258,000	4,058,485
Total				12,163,890

Machinery-Diversified 1.07%
ATS Corp. (Canada)†(b)	4.125%	12/15/2028	3,972,000	3,721,910
Esab Corp.†	6.25%	4/15/2029	3,490,000	3,554,820
GrafTech Global Enterprises, Inc.†	9.875%	12/15/2028	8,911,000	8,144,768

108	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Machinery-Diversified (continued)
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(b)	9.00%		2/15/2029		$3,518,000	$3,664,141
Maxim Crane Works Holdings Capital LLC†	11.50%		9/1/2028		3,321,000	3,569,451
Mueller Water Products, Inc.†	4.00%		6/15/2029		4,445,000	4,151,185
Nova Alexandre III SAS	8.429% (3 mo. EURIBOR + 5.25%	)#	7/15/2029	EUR	3,355,000	3,435,820
SPX FLOW, Inc.†	8.75%		4/1/2030		$3,470,000	3,590,870
TK Elevator U.S. Newco, Inc.†	5.25%		7/15/2027		5,672,000	5,598,298
Total						39,431,263

Media 5.98%
AMC Networks, Inc.(c)	4.25%		2/15/2029		12,564,000	9,563,049
Belo Corp.	7.25%		9/15/2027		6,082,000	6,322,451
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.50%		8/15/2030		21,222,000	19,326,762
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%		3/1/2030		17,615,000	16,378,933
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%		2/1/2028		13,497,000	13,200,397
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%		9/1/2029		4,105,000	4,128,426
CSC Holdings LLC†	4.625%		12/1/2030		24,601,000	13,762,224
CSC Holdings LLC†	6.50%		2/1/2029		7,271,000	6,250,654
CSC Holdings LLC†	11.25%		5/15/2028		12,910,000	12,786,392
CSC Holdings LLC†	11.75%		1/31/2029		9,686,000	9,613,258
Directv Financing LLC†	8.875%		2/1/2030		3,545,000	3,570,157
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%		8/15/2027		5,669,000	5,575,305
DISH DBS Corp.	5.125%		6/1/2029		16,496,000	10,940,262
DISH Network Corp.†	11.75%		11/15/2027		6,877,000	7,312,521
Gray Television, Inc.†(c)	5.375%		11/15/2031		5,653,000	3,371,806
Gray Television, Inc.†	10.50%		7/15/2029		3,412,000	3,475,422
McGraw-Hill Education, Inc.†	5.75%		8/1/2028		7,597,000	7,448,911
McGraw-Hill Education, Inc.†	7.375%		9/1/2031		2,160,000	2,238,960
Sunrise FinCo I BV (Netherlands)†(b)	4.875%		7/15/2031		8,089,000	7,432,295
TEGNA, Inc.	5.00%		9/15/2029		4,788,000	4,528,201
Univision Communications, Inc.†	7.375%		6/30/2030		10,807,000	10,428,534
Univision Communications, Inc.†	8.50%		7/31/2031		3,728,000	3,701,278
Virgin Media Finance PLC (United Kingdom)†(b)	5.00%		7/15/2030		12,178,000	10,399,772
Virgin Media Secured Finance PLC (United Kingdom)†(b)	5.50%		5/15/2029		15,739,000	14,951,981
VZ Secured Financing BV (Netherlands)†(b)	5.00%		1/15/2032		14,701,000	13,156,006
Total						219,863,957

See Notes to Financial Statements.	109

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Metal Fabricate-Hardware 0.32%
Park-Ohio Industries, Inc.	6.625%	4/15/2027	$7,536,000	$7,468,143
Vallourec SACA (France)†(b)	7.50%	4/15/2032	4,033,000	4,220,022
Total				11,688,165

Mining 2.15%
Alcoa Nederland Holding BV (Netherlands)†(b)	7.125%	3/15/2031	3,587,000	3,756,288
Aris Mining Corp. (Canada)†(b)	8.00%	10/31/2029	3,644,000	3,664,439
Arsenal AIC Parent LLC†	8.00%	10/1/2030	4,928,000	5,191,185
Coeur Mining, Inc.†	5.125%	2/15/2029	9,725,000	9,357,012
Eldorado Gold Corp. (Canada)†(b)	6.25%	9/1/2029	7,142,000	7,078,017
First Quantum Minerals Ltd. (Canada)†(b)	8.625%	6/1/2031	6,493,000	6,687,572
FMG Resources August 2006 Pty. Ltd. (Australia)†(b)	4.375%	4/1/2031	4,232,000	3,882,134
FMG Resources August 2006 Pty. Ltd. (Australia)†(b)	5.875%	4/15/2030	4,227,000	4,205,047
FMG Resources August 2006 Pty. Ltd. (Australia)†(b)	6.125%	4/15/2032	6,778,000	6,834,616
Hecla Mining Co.	7.25%	2/15/2028	9,437,000	9,606,885
Hudbay Minerals, Inc. (Canada)†(b)	6.125%	4/1/2029	4,376,000	4,419,003
IAMGOLD Corp. (Canada)†(b)	5.75%	10/15/2028	3,692,000	3,616,694
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044	51,005	–	(e)
Novelis Corp.†	3.875%	8/15/2031	4,133,000	3,634,783
Taseko Mines Ltd. (Canada)†(b)	8.25%	5/1/2030	6,906,000	7,149,272
Total				79,082,947

Miscellaneous Manufacturing 0.16%
LSB Industries, Inc.†	6.25%	10/15/2028	6,075,000	5,909,557

Office/Business Equipment 0.18%
Pitney Bowes, Inc.†	7.25%	3/15/2029	3,624,000	3,591,337
Zebra Technologies Corp.†	6.50%	6/1/2032	2,998,000	3,078,424
Total				6,669,761

Oil & Gas 9.68%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	7,353,000	7,631,209
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029	6,571,000	6,470,021
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	6.625%	10/15/2032	2,386,000	2,390,143
Baytex Energy Corp. (Canada)†(b)	7.375%	3/15/2032	5,512,000	5,496,958

110	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Baytex Energy Corp. (Canada)†(b)	8.50%	4/30/2030	$4,618,000	$4,791,106
Berry Petroleum Co. LLC†	7.00%	2/15/2026	7,267,000	7,251,098
Borr IHC Ltd./Borr Finance LLC†	10.00%	11/15/2028	4,822,025	4,819,662
Borr IHC Ltd./Borr Finance LLC†	10.375%	11/15/2030	4,033,780	4,039,942
California Resources Corp.†	8.25%	6/15/2029	7,912,000	8,125,020
Calumet Specialty Products Partners LP/Calumet Finance Corp.†	8.125%	1/15/2027	1,617,000	1,617,837
Calumet Specialty Products Partners LP/Calumet Finance Corp.†	9.75%	7/15/2028	3,322,000	3,404,512
CITGO Petroleum Corp.†	8.375%	1/15/2029	6,982,000	7,272,591
Civitas Resources, Inc.†	8.625%	11/1/2030	5,790,000	6,139,621
Civitas Resources, Inc.†	8.75%	7/1/2031	5,327,000	5,653,839
CNX Resources Corp.†	6.00%	1/15/2029	8,912,000	8,922,178
CNX Resources Corp.†(c)	7.375%	1/15/2031	6,649,000	6,903,641
Comstock Resources, Inc.†	5.875%	1/15/2030	9,529,000	8,992,791
Comstock Resources, Inc.†	6.75%	3/1/2029	5,634,000	5,558,803
Crescent Energy Finance LLC†	7.375%	1/15/2033	6,234,000	6,193,864
Crescent Energy Finance LLC†	7.625%	4/1/2032	10,541,000	10,640,155
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(b)	8.50%	10/1/2030	7,148,000	7,468,903
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	8,744,000	8,968,651
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	3,660,000	3,867,646
Global Marine, Inc.	7.00%	6/1/2028	3,828,000	3,656,963
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	5,358,000	5,480,116
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	5,760,000	5,485,067
Kosmos Energy Ltd.†	7.50%	3/1/2028	3,097,000	2,951,279
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	3,944,000	3,919,724
Leviathan Bond Ltd. (Israel)(b)	6.75%	6/30/2030	3,750,000	3,604,931
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.875%	12/1/2032	5,986,000	6,010,168
Matador Resources Co.†	6.50%	4/15/2032	4,034,000	4,050,180
Matador Resources Co.†	6.875%	4/15/2028	2,623,000	2,687,343
MC Brazil Downstream Trading SARL (Luxembourg)†(b)	7.25%	6/30/2031	6,414,872	5,333,622
MEG Energy Corp. (Canada)†(b)	5.875%	2/1/2029	10,393,000	10,300,109
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	3,641,000	3,582,120
Nabors Industries, Inc.†(c)	8.875%	8/15/2031	7,321,000	7,079,612
Noble Finance II LLC†	8.00%	4/15/2030	8,635,000	8,849,518
Pan American Energy LLC (Argentina)†(b)(c)	8.50%	4/30/2032	3,758,000	4,019,726
Parkland Corp. (Canada)†(b)	6.625%	8/15/2032	5,417,000	5,454,465

See Notes to Financial Statements.	111

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	$3,900,000	$3,861,288
PBF Holding Co. LLC/PBF Finance Corp.†	7.875%	9/15/2030	4,612,000	4,737,476
Permian Resources Operating LLC†	6.25%	2/1/2033	2,697,000	2,719,070
Permian Resources Operating LLC†	9.875%	7/15/2031	4,842,000	5,371,303
Precision Drilling Corp. (Canada)†(b)	6.875%	1/15/2029	7,038,000	7,050,068
Range Resources Corp.†	4.75%	2/15/2030	4,117,000	3,917,313
Saturn Oil & Gas, Inc. (Canada)†(b)	9.625%	6/15/2029	8,457,000	8,509,286
Seadrill Finance Ltd.†	8.375%	8/1/2030	4,284,000	4,389,670
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(b)(c)	9.625%	4/15/2029	3,821,000	3,270,356
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	3,367,000	3,517,943
SM Energy Co.†	6.75%	8/1/2029	4,376,000	4,410,466
SM Energy Co.†	7.00%	8/1/2032	4,814,000	4,840,995
Sunoco LP/Sunoco Finance Corp.†	7.00%	9/15/2028	4,066,000	4,188,753
Talos Production, Inc.†	9.00%	2/1/2029	3,818,000	3,997,196
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	10,097,000	9,574,805
Transocean Aquila Ltd.†	8.00%	9/30/2028	2,893,723	2,982,656
Transocean, Inc.(c)	6.80%	3/15/2038	8,786,000	7,361,080
Transocean, Inc.(c)	7.50%	4/15/2031	3,824,000	3,625,252
Transocean, Inc.†	8.25%	5/15/2029	3,730,000	3,771,791
Valaris Ltd.†	8.375%	4/30/2030	7,489,000	7,632,569
Vermilion Energy, Inc. (Canada)†(b)	6.875%	5/1/2030	5,899,000	5,924,832
Vital Energy, Inc.†	7.75%	7/31/2029	8,055,000	8,097,209
Vital Energy, Inc.†(c)	7.875%	4/15/2032	6,073,000	5,979,189
Vital Energy, Inc.	9.75%	10/15/2030	1,301,000	1,397,315
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	5,042,000	4,940,542
YPF SA (Argentina)†(b)(c)	9.50%	1/17/2031	4,248,000	4,488,175
Total				355,641,732

Oil & Gas Services 1.00%
Archrock Partners LP/Archrock Partners Finance Corp.†	6.625%	9/1/2032	5,334,000	5,410,358
Helix Energy Solutions Group, Inc.†	9.75%	3/1/2029	8,146,000	8,807,466
Kodiak Gas Services LLC†	7.25%	2/15/2029	3,853,000	3,985,901
Nine Energy Service, Inc.	13.00%	2/1/2028	3,474,000	2,607,515
Oceaneering International, Inc.	6.00%	2/1/2028	8,903,000	8,842,225
Tidewater, Inc.†	10.375%	7/3/2028	3,800,000	4,056,340
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	3,087,000	3,164,694
Total				36,874,499

112	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Packaging & Containers 1.69%
Canpack SA/Canpack U.S. LLC (Poland)†(b)	3.875%	11/15/2029		$6,058,000	$5,523,718
Clydesdale Acquisition Holdings, Inc.†	6.875%	1/15/2030		3,525,000	3,565,332
Clydesdale Acquisition Holdings, Inc.†(c)	8.75%	4/15/2030		3,801,000	3,818,048
Fiber Bidco SpA†	6.125%	6/15/2031	EUR	798,000	843,510
Graham Packaging Co., Inc.†	7.125%	8/15/2028		$3,669,000	3,638,041
Iris Holding, Inc.†	10.00%	12/15/2028		5,353,000	4,898,097
LABL, Inc.†	8.625%	10/1/2031		7,509,000	7,086,382
LABL, Inc.†	9.50%	11/1/2028		6,340,000	6,413,645
LABL, Inc.†	10.50%	7/15/2027		2,712,000	2,678,576
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027		7,539,000	7,732,767
Sealed Air Corp.†	6.50%	7/15/2032		5,203,000	5,302,635
Sealed Air Corp.†	6.875%	7/15/2033		3,005,000	3,189,570
Trident TPI Holdings, Inc.†	12.75%	12/31/2028		3,343,000	3,715,113
Trivium Packaging Finance BV (Netherlands)†(b)(c)	8.50%	8/15/2027		3,615,000	3,624,749
Total					62,030,183

Pharmaceuticals 2.11%
180 Medical, Inc.†	3.875%	10/15/2029		4,080,000	3,775,027
AdaptHealth LLC†	5.125%	3/1/2030		5,634,000	5,212,638
Bausch Health Americas, Inc.†(c)	9.25%	4/1/2026		3,819,000	3,710,598
Bausch Health Cos., Inc. (Canada)†(b)	4.875%	6/1/2028		6,990,000	5,790,218
Bausch Health Cos., Inc. (Canada)†(b)	5.25%	1/30/2030		1,363,000	764,357
Bausch Health Cos., Inc. (Canada)†(b)	5.25%	2/15/2031		5,140,000	2,872,001
BellRing Brands, Inc.†	7.00%	3/15/2030		6,975,000	7,252,766
Curaleaf Holdings, Inc.	8.00%	12/15/2026		7,734,000	7,308,630
Organon & Co./Organon Foreign Debt Co-Issuer BV†(c)	5.125%	4/30/2031		4,429,000	4,057,711
Organon & Co./Organon Foreign Debt Co-Issuer BV†(c)	7.875%	5/15/2034		13,580,000	14,038,637
Owens & Minor, Inc.†(c)	6.625%	4/1/2030		5,794,000	5,617,656
P&L Development LLC/PLD Finance Corp.†	12.00%	5/15/2029		3,553,679	3,651,298
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	3.15%	10/1/2026		5,978,000	5,728,597
Trulieve Cannabis Corp.	8.00%	10/6/2026		7,748,000	7,580,256
Total					77,360,390

Pipelines 3.61%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%	6/15/2029		5,460,000	5,350,653
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.00%	7/15/2029		4,799,000	4,950,730

See Notes to Financial Statements.	113

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
Buckeye Partners LP	4.125%		12/1/2027	$7,654,000	$7,370,924
Buckeye Partners LP†	6.875%		7/1/2029	4,208,000	4,295,543
CNX Midstream Partners LP†	4.75%		4/15/2030	9,074,000	8,461,655
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	4,891,000	4,719,363
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028	5,279,000	5,310,211
Energy Transfer LP	8.00% (5 yr. CMT + 4.02%	)#	5/15/2054	3,257,000	3,466,549
EQM Midstream Partners LP†	4.75%		1/15/2031	4,000,000	3,843,379
EQM Midstream Partners LP†	6.375%		4/1/2029	3,664,000	3,742,304
EQM Midstream Partners LP†	7.50%		6/1/2030	8,082,000	8,751,262
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029	4,397,000	4,497,568
Genesis Energy LP/Genesis Energy Finance Corp.	8.875%		4/15/2030	5,706,000	5,950,796
Global Partners LP/GLP Finance Corp.†	8.25%		1/15/2032	7,185,000	7,546,526
Harvest Midstream I LP†	7.50%		5/15/2032	5,859,000	6,024,587
Hess Midstream Operations LP†	5.125%		6/15/2028	3,624,000	3,563,750
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%		2/15/2032	3,514,000	3,599,436
Northriver Midstream Finance LP (Canada)†(b)	6.75%		7/15/2032	4,692,000	4,811,772
South Bow Canadian Infrastructure Holdings Ltd. (Canada)†(b)	7.625% (5 yr. CMT + 3.95%	)#	3/1/2055	3,634,000	3,762,244
Venture Global LNG, Inc.†	8.125%		6/1/2028	8,011,000	8,377,921
Venture Global LNG, Inc.†	8.375%		6/1/2031	8,211,000	8,659,716
Venture Global LNG, Inc.†	9.50%		2/1/2029	13,967,000	15,611,166
Total					132,668,055

Real Estate 1.05%
Cushman & Wakefield U.S. Borrower LLC†	8.875%		9/1/2031	6,464,000	6,987,332
Hunt Cos., Inc.†	5.25%		4/15/2029	6,659,000	6,323,762
Kennedy-Wilson, Inc.	4.75%		2/1/2030	4,139,000	3,757,448
Kennedy-Wilson, Inc.	5.00%		3/1/2031	4,140,000	3,734,956
Longfor Group Holdings Ltd. (China)(b)	3.95%		9/16/2029	7,226,000	5,231,104
Newmark Group, Inc.	7.50%		1/12/2029	6,723,000	7,135,007
Shimao Group Holdings Ltd. (Hong Kong)(b)(g)	Zero Coupon		1/16/2027	23,117,000	1,791,568
Shimao Group Holdings Ltd. (Hong Kong)(b)(g)	Zero Coupon		1/11/2031	1,074,000	80,550
Sunac China Holdings Ltd. (China)†(b)	6.00%		9/30/2026	460,003	70,932
Sunac China Holdings Ltd. (China)†(b)	6.25%		9/30/2027	461,120	66,055
Sunac China Holdings Ltd. (China)†(b)	6.50%		9/30/2027	924,478	131,276
Sunac China Holdings Ltd. (China)†(b)	6.75%		9/30/2028	1,390,076	187,382

114	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Real Estate (continued)
Sunac China Holdings Ltd. (China)†(b)	7.00%	9/30/2029		$1,393,440	$178,140
Sunac China Holdings Ltd. (China)†(b)	7.25%	9/30/2030		656,135	79,917
Vanke Real Estate Hong Kong Co. Ltd. (China)(b)	3.50%	11/12/2029		5,473,000	2,911,365
Total					38,666,794

REITS 2.12%
Blackstone Mortgage Trust, Inc.†(i)	7.75%	12/1/2029		3,385,000	3,443,318
Brandywine Operating Partnership LP	8.875%	4/12/2029		8,062,000	8,712,649
Iron Mountain, Inc.†	5.25%	7/15/2030		9,182,000	8,916,761
Iron Mountain, Inc.†	5.625%	7/15/2032		13,753,000	13,454,957
Iron Mountain, Inc.†	7.00%	2/15/2029		2,533,000	2,617,443
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%	7/15/2031		9,004,000	9,335,069
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	4.875%	5/15/2029		3,839,000	3,688,830
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.00%	2/1/2030		5,022,000	5,150,247
Piedmont Operating Partnership LP	6.875%	7/15/2029		5,430,000	5,602,956
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC†	6.00%	1/15/2030		4,404,000	3,801,882
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC†	4.75%	4/15/2028		6,024,000	5,639,602
Vornado Realty LP	3.40%	6/1/2031		8,681,000	7,517,608
Total					77,881,322

Retail 4.66%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(b)	6.125%	6/15/2029		4,397,000	4,473,987
Arko Corp.†(c)	5.125%	11/15/2029		9,917,000	9,156,362
Beacon Roofing Supply, Inc.†	4.125%	5/15/2029		4,021,000	3,867,322
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†(c)	5.125%	4/15/2029		4,047,000	3,751,610
Carvana Co.†	12.00%	12/1/2028		8,267,653	8,830,655
Carvana Co.†	13.00%	6/1/2030		8,182,335	9,008,972
CD&R Firefly Bidco PLC	8.625%	4/30/2029	GBP	597,000	799,091
CD&R Firefly Bidco PLC†	8.625%	4/30/2029	GBP	2,327,000	3,114,715
Cougar JV Subsidiary LLC†	8.00%	5/15/2032		$3,447,000	3,619,822
Dutch Lion BV†	11.25%	6/15/2020	EUR	9,152,880	0	(e)(h)
FirstCash, Inc.†	5.625%	1/1/2030		$4,124,000	4,023,406
Foot Locker, Inc.†(c)	4.00%	10/1/2029		4,141,000	3,603,209
Gap, Inc.†(c)	3.875%	10/1/2031		4,213,000	3,709,272

See Notes to Financial Statements.	115

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(b)	8.375%		1/15/2029		$3,644,000	$3,371,570
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(b)	11.50%		8/15/2029		2,490,000	2,531,820
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028		8,318,000	5,182,284
Group 1 Automotive, Inc.†	6.375%		1/15/2030		3,763,000	3,814,869
GYP Holdings III Corp.†	4.625%		5/1/2029		4,499,000	4,280,426
LBM Acquisition LLC†	6.25%		1/15/2029		4,421,000	4,140,766
LCM Investments Holdings II LLC†	4.875%		5/1/2029		4,003,000	3,790,085
LCM Investments Holdings II LLC†	8.25%		8/1/2031		3,658,000	3,828,514
Macy’s Retail Holdings LLC†	5.875%		4/1/2029		3,466,000	3,393,281
Michaels Cos., Inc.†(c)	7.875%		5/1/2029		4,038,000	2,181,694
Nordstrom, Inc.	4.375%		4/1/2030		3,843,000	3,514,753
Park River Holdings, Inc.†(c)	5.625%		2/1/2029		2,615,000	2,291,375
Park River Holdings, Inc.†(c)	6.75%		8/1/2029		6,027,000	5,402,417
Patrick Industries, Inc.†	6.375%		11/1/2032		3,537,000	3,502,068
PetSmart, Inc./PetSmart Finance Corp.†	4.75%		2/15/2028		8,725,000	8,339,686
PetSmart, Inc./PetSmart Finance Corp.†	7.75%		2/15/2029		4,845,000	4,769,502
Punch Finance PLC†	6.125%		6/30/2026	GBP	3,251,000	4,094,078
Raising Cane’s Restaurants LLC†	9.375%		5/1/2029		$3,366,000	3,622,967
Specialty Building Products Holdings LLC/SBP Finance Corp.†	7.75%		10/15/2029		3,061,000	3,147,289
Staples, Inc.†	10.75%		9/1/2029		9,349,000	9,229,158
Staples, Inc.†	12.75%		1/15/2030		6,459,733	5,338,215
Stonegate Pub Co. Financing PLC	10.75%		7/31/2029	GBP	2,641,000	3,484,379
Victoria’s Secret & Co.†	4.625%		7/15/2029		$4,743,000	4,293,778
Victra Holdings LLC/Victra Finance Corp.†	8.75%		9/15/2029		3,542,000	3,742,927
Walgreens Boots Alliance, Inc.(c)	3.20%		4/15/2030		5,662,000	4,604,120
Walgreens Boots Alliance, Inc.	3.45%		6/1/2026		3,751,000	3,633,398
Walgreens Boots Alliance, Inc.	8.125%		8/15/2029		3,578,000	3,605,199
Total						171,089,041

Savings & Loans 0.08%
Flagstar Financial, Inc.	7.573% (3 mo. USD Term SOFR + 3.04%	)#	11/6/2028		3,087,000	2,937,606
Washington Mutual Bank/Debt not acquired by JPMorgan(g)	Zero Coupon		6/15/2011		10,000,000	0	(e)(h)
Total						2,937,606

116	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Semiconductors 0.21%
Entegris, Inc.†	3.625%	5/1/2029		$4,512,000	$4,158,160
ON Semiconductor Corp.†	3.875%	9/1/2028		3,792,000	3,594,827
Total					7,752,987

Software 2.01%
AthenaHealth Group, Inc.†	6.50%	2/15/2030		5,659,000	5,420,862
Capstone Borrower, Inc.†	8.00%	6/15/2030		3,503,000	3,650,284
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.†	8.00%	6/15/2029		3,637,000	3,736,070
Cloud Software Group, Inc.†	6.50%	3/31/2029		12,063,000	11,860,660
Cloud Software Group, Inc.†	8.25%	6/30/2032		6,142,000	6,406,851
Cloud Software Group, Inc.†	9.00%	9/30/2029		16,193,000	16,409,371
Fair Isaac Corp.†	4.00%	6/15/2028		3,692,000	3,524,446
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL†	8.75%	5/1/2029		2,824,000	2,886,715
RingCentral, Inc.†	8.50%	8/15/2030		4,080,000	4,334,580
ROBLOX Corp.†	3.875%	5/1/2030		4,991,000	4,540,146
Rocket Software, Inc.†	6.50%	2/15/2029		5,175,000	4,902,120
Twilio, Inc.	3.625%	3/15/2029		6,492,000	6,017,058
Total					73,689,163

Telecommunications 4.12%
Altice France SA	2.125%	2/15/2025	EUR	1,980,000	1,998,757
Altice France SA	2.50%	1/15/2025	EUR	1,648,000	1,671,775
Altice France SA (France)†(b)	5.125%	7/15/2029		$17,979,000	13,782,899
Altice France SA (France)†(b)	8.125%	2/1/2027		9,168,000	7,724,243
CommScope LLC†	4.75%	9/1/2029		13,425,000	11,125,969
CommScope LLC†(c)	8.25%	3/1/2027		4,111,000	3,818,311
Consolidated Communications, Inc.†	6.50%	10/1/2028		3,654,000	3,565,322
Frontier Communications Holdings LLC†	6.00%	1/15/2030		8,920,000	8,970,574
Frontier Communications Holdings LLC†	8.75%	5/15/2030		4,225,000	4,507,082
Hughes Satellite Systems Corp.	5.25%	8/1/2026		9,322,000	8,496,156
Hughes Satellite Systems Corp.	6.625%	8/1/2026		15,881,000	13,015,161
Iliad Holding SASU (France)†(b)	7.00%	10/15/2028		4,284,000	4,354,168
Iliad Holding SASU (France)†(b)	8.50%	4/15/2031		3,644,000	3,882,789
Level 3 Financing, Inc.†(c)	3.625%	1/15/2029		4,175,000	3,350,437
Level 3 Financing, Inc.†(c)	4.25%	7/1/2028		2,517,000	2,240,130
Level 3 Financing, Inc.†	4.50%	4/1/2030		4,306,971	3,621,984
Lumen Technologies, Inc.†	4.125%	4/15/2029		3,151,030	2,863,498
Lumen Technologies, Inc.†(c)	4.125%	4/15/2030		3,108,387	2,758,458

See Notes to Financial Statements.	117

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Telecommunications (continued)
Lumen Technologies, Inc.†	4.50%		1/15/2029			$12,102,000	$10,175,604
Lumen Technologies, Inc.†	5.375%		6/15/2029			4,622,000	3,934,633
Lumen Technologies, Inc.	7.60%		9/15/2039			187,000	151,389
Lumen Technologies, Inc.	7.65%		3/15/2042			1,977,000	1,610,217
Optics Bidco SpA (Italy)†(b)	6.375%		11/15/2033			7,485,000	7,525,494
PLT VII Finance SARL†	6.00%		6/15/2031		EUR	3,318,000	3,650,930
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(b)	6.20%		2/11/2025			$7,915,000	7,355,845
Windstream Services LLC/Windstream Escrow Finance Corp.†	8.25%		10/1/2031			3,649,000	3,812,622
Zayo Group Holdings, Inc.†(c)	4.00%		3/1/2027			6,089,000	5,747,233
Zegona Finance PLC (United Kingdom)†(b)	8.625%		7/15/2029			5,219,000	5,558,235
Total							151,269,915

Transportation 1.31%
Brightline East LLC†	11.00%		1/31/2030			4,027,000	3,775,764
Carriage Purchaser, Inc.†	7.875%		10/15/2029			7,605,000	7,217,290
Edge Finco PLC	8.125%		8/15/2031		GBP	2,760,000	3,566,663
GN Bondco LLC†(c)	9.50%		10/15/2031			$5,722,000	6,094,996
Mobico Group PLC	4.25% (5 yr. U.K. Government Bond + 4.14%	)#	–	(f)	GBP	1,991,000	2,427,109
Rand Parent LLC†(c)	8.50%		2/15/2030			$10,773,000	10,924,037
Seaspan Corp. (Hong Kong)†(b)	5.50%		8/1/2029			7,915,000	7,480,702
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032			3,041,000	3,163,988
XPO, Inc.†	7.125%		2/1/2032			3,435,000	3,584,344
Total							48,234,893

Trucking & Leasing 0.56%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028			3,751,000	3,708,771
Fortress Transportation & Infrastructure Investors LLC†	7.00%		5/1/2031			8,812,000	9,142,485
Fortress Transportation & Infrastructure Investors LLC†	7.875%		12/1/2030			7,148,000	7,596,601
Total							20,447,857
Total Corporate Bonds (cost $3,224,220,562)							3,281,106,160

FLOATING RATE LOANS(j) 6.70%

Advertising 0.10%
Advantage Sales & Marketing, Inc. 2024 Term Loan	–	(k)	10/28/2027			3,779,000	3,785,065

118	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Aerospace/Defense 0.31%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(b)	0.50%		3/6/2025	$9,558,967	$11,438,929
Building Materials 0.07%
EMRLD Borrower LP 2024 Term Loan B	–	(k)	8/4/2031	2,552,000	2,559,184
Chemicals 0.29%
ASP Unifrax Holdings, Inc. 2024 Delayed Draw Term Loan(l)	–	(k)	9/28/2029	3,387,212	3,405,842
Plaskolite LLC 2021 Term Loan	8.776% (3 mo. USD Term SOFR + 4.00%	)	12/15/2025	5,071,584	4,875,060
USALCO LLC 2024 Delayed Draw Term Loan(l)	–	(k)	9/30/2031	208,670	211,104
USALCO LLC 2024 Term Loan B	8.573% (1 mo. USD Term SOFR + 4.00%	)	9/30/2031	2,025,330	2,048,955
Total					10,540,961

Commercial Services 0.59%
Crash Champions LLC 2024 Term Loan B	9.271% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029	7,218,000	6,985,219
PG Investment Co. 59 SARL Term Loan B (Luxembourg)(b)	7.604% (3 mo. USD Term SOFR + 3.00%	)	3/26/2031	5,973,000	6,022,277
Raven Acquisition Holdings LLC Delayed Draw Term Loan(l)	–	(k)	11/19/2031	328,000	330,173
Raven Acquisition Holdings LLC Term Loan B	7.861% (1 mo. USD Term SOFR + 3.25%	)	11/19/2031	4,592,000	4,622,422
Spin Holdco, Inc. 2021 Term Loan	9.256% (3 mo. USD Term SOFR + 4.00%	)	3/4/2028	4,190,000	3,559,950
Total					21,520,041

Consumer Non-Durables 0.08%
Anastasia Parent LLC 2018 Term Loan B	8.615% (3 mo. USD Term SOFR + 3.75%	)	8/11/2025	4,520,976	2,978,193

Containers & Packaging 0.11%
Iris Holding, Inc. Term Loan	9.435% (3 mo. USD Term SOFR + 4.75%	)	6/28/2028	4,294,225	4,127,330

Cosmetics/Personal Care 0.10%
Conair Holdings LLC Term Loan B	–	(k)	5/17/2028	3,974,000	3,580,157

See Notes to Financial Statements.	119

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Capital Goods 0.14%
Tank Holding Corp. 2022 Term Loan	10.245% - 10.50% (3 mo. USD Term SOFR + 5.75% (6 mo. USD Term SOFR + 5.75%	) )	3/31/2028	$5,237,249	$5,170,475

Diversified Financial Services 0.10%
GEN II Fund Services LLC 2024 Term Loan B	–	(k)	11/19/2031	3,551,000	3,570,974

Electric 0.39%
Compass Power Generation LLC 2024 Term Loan B3	8.323% (1 mo. USD Term SOFR + 3.75%	)	4/14/2029	5,385,062	5,452,375
Cornerstone Generation LLC Term Loan B	–	(k)	10/28/2031	4,362,000	4,401,062
South Field LLC Term Loan B	8.354% (3 mo. USD Term SOFR + 3.75%	)	8/29/2031	4,234,296	4,284,579
South Field LLC Term Loan C	8.354% (3 mo. USD Term SOFR + 3.75%	)	8/29/2031	259,704	262,787
Total					14,400,803

Electric: Generation 0.08%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.365% (3 mo. USD Term SOFR + 1.50%	)	7/28/2028	1,196,824	1,139,975
Frontera Generation Holdings LLC 2021 Term Loan	17.865% (3 mo. USD Term SOFR + 13.00%	)	7/28/2026	1,233,060	1,738,615
Total					2,878,590

Electronics 0.15%
Lsf12 Crown U.S. Commercial Bidco LLC Term Loan B	–	(k)	10/10/2031	5,398,000	5,418,242

Financial 0.11%
Asurion LLC 2021 Second Lien Term Loan B4	9.937% (1 mo. USD Term SOFR + 5.25%	)	1/20/2029	4,090,000	3,996,523

Food 0.10%
Aspire Bakeries Holdings LLC Term Loan	–	(k)	12/13/2030	3,715,000	3,742,862

Gaming/Leisure 0.10%
Sabre GLBL, Inc. 2021 Term Loan B1	–	(k)	12/17/2027	1,691,906	1,613,655
Sabre GLBL, Inc. 2021 Term Loan B2	8.187% (1 mo. USD Term SOFR + 3.50%	)	12/17/2027	2,266,094	2,161,287
Total					3,774,942

120	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care Products 0.07%
Hanger, Inc. 2024 Delayed Draw Term Loan(l)	–	(k)	10/23/2031	$69,961	$70,742
Hanger, Inc. 2024 Term Loan B	8.073% (1 mo. USD Term SOFR + 3.50%	)	10/23/2031	2,625,039	2,654,307
Total					2,725,049

Health Care Services 0.43%
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	10.085% (3 mo. USD Term SOFR + 5.50%	)	3/30/2029	6,031,690	5,926,135
National Mentor Holdings, Inc. 2021 Term Loan	8.423% - 8.45% (1 mo. USD Term SOFR + 3.75% (3 mo. USD Term SOFR + 3.75%	) )	3/2/2028	4,443,253	4,402,064
National Mentor Holdings, Inc. 2021 Term Loan C	8.454% (3 mo. USD Term SOFR + 3.75%	)	3/2/2028	128,400	127,209
Star Parent, Inc. Term Loan B	8.354% (3 mo. USD Term SOFR + 3.75%	)	9/27/2030	3,796,000	3,732,721
Wellpath Holdings, Inc. 2018 1st Lien Term Loan(g)	–	(k)	10/1/2025	3,949,109	1,187,695
Wellpath Holdings, Inc. 2024 New Money Term Loan 1	5.516% (3 mo. USD Term SOFR + 1.00%	)	6/9/2025	373,802	373,802	(e)
Total					15,749,626

Healthcare 0.15%
Gainwell Acquisition Corp. Term Loan B	8.704% (3 mo. USD Term SOFR + 4.00%	)	10/1/2027	3,866,832	3,712,700
Physician Partners LLC Term Loan	8.735% (3 mo. USD Term SOFR + 4.00%	)	12/26/2028	4,046,870	1,712,959
Total					5,425,659

Household Products 0.10%
Kronos Acquisition Holdings, Inc. 2024 Term Loan	–	(k)	7/8/2031	3,890,000	3,679,532

Integrated Energy 0.21%
CPV Fairview LLC Term Loan B	8.073% (1 mo. USD Term SOFR + 3.50%	)	8/14/2031	3,678,720	3,726,231
Esdec Solar Group BV Term Loan B (Netherlands)(b)	9.865% (3 mo. USD Term SOFR + 5.00%	)	8/30/2028	4,534,818	4,149,358
Total					7,875,589

See Notes to Financial Statements.	121

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Leisure Time 0.15%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(b)	7.687% (1 mo. USD Term SOFR + 3.00%	)	7/22/2030	$5,440,435	$5,433,634

Machinery: Diversified 0.10%
Arcline FM Holdings LLC 2024 Term Loan	9.054% (1 mo. USD Term SOFR + 4.50% (3 mo. USD Term SOFR + 4.50%	) )	6/23/2028	3,586,168	3,612,168

Media 0.40%
Sinclair Television Group, Inc. 2021 Term Loan B3	7.687% (1 mo. USD Term SOFR + 3.00%	)	4/1/2028	6,685,483	5,370,115
Sinclair Television Group, Inc. 2022 Term Loan B4	8.423% (1 mo. USD Term SOFR + 3.75%	)	4/21/2029	7,004,513	5,659,051
Virgin Media Bristol LLC 2020 USD Term Loan Q	–	(k)	1/31/2029	3,715,000	3,695,032
Total					14,724,198

Oil & Gas 0.17%
Waterbridge Midstream Operating LLC 2024 1st Lien Term Loan B	9.393% (3 mo. USD Term SOFR + 4.75%	)	6/27/2029	6,225,000	6,198,575

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(k)	12/31/2025	616,310	77,347	(e)

Pharmaceuticals 0.08%
Southern Veterinary Partners LLC 2024 1st Lien Term Loan	–	(k)	10/31/2031	2,775,088	2,803,824

Pipelines 0.18%
EPIC Y-Grade Services LP 2024 Term Loan B	10.34% (3 mo. USD Term SOFR + 5.75%	)	6/29/2029	3,548,107	3,561,129
Waterbridge Midstream Operating LLC 2024 Term Loan B	8.272% (3 mo. USD Term SOFR + 3.75%	)	5/10/2029	3,069,000	3,101,225
Total					6,662,354

Retail 0.14%
BCPE Grill Parent 2023 Term Loan B	9.323% (1 mo. USD Term SOFR + 4.75%	)	9/30/2030	2,556,983	2,513,309
Kodiak Building Partners, Inc. 2024 Term Loan B	–	(k)	11/26/2031	2,580,400	2,588,993
Total					5,102,302

122	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Service 0.10%
Red Planet Borrower LLC Term Loan B	8.173% (1 mo. USD Term SOFR + 3.50%	)	10/2/2028	$3,799,939	$3,754,112

Software 0.89%
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	10.335% (3 mo. USD Term SOFR + 5.75%	)	7/30/2032	3,655,000	3,603,209
Cloud Software Group, Inc. 2024 USD Term Loan	–	(k)	3/21/2031	5,197,000	5,228,416
Constant Contact, Inc. Second Lien Term Loan	12.418% (3 mo. USD Term SOFR + 7.50%	)	2/12/2029	3,500,000	3,179,172
Mitchell International, Inc. 2024 2nd Lien Term Loan	9.823% (1 mo. USD Term SOFR + 5.25%	)	6/17/2032	4,123,000	4,102,406
Modena Buyer LLC Term Loan	9.104% (3 mo. USD Term SOFR + 4.50%	)	7/1/2031	3,726,000	3,655,206
Project Alpha Intermediate Holding, Inc. 2024 2nd Lien Incremental Term Loan	–	(k)	11/22/2032	1,723,000	1,738,076
Project Alpha Intermediate Holding, Inc. 2024 Fungible Incremental Term Loan B	–	(k)	10/28/2030	1,361,000	1,370,833
Red Planet Borrower LLC 2024 Incremental Term Loan B	9.823% (1 mo. USD Term SOFR + 5.25%	)	10/2/2028	523,000	518,204
Rocket Software, Inc. 2023 USD Term Loan B	–		11/28/2028	1,939,000	1,953,242
Sophia LP 2024 2nd Lien Term Loan	–	(k)	11/15/2032	2,326,000	2,349,260
Zelis Payments Buyer, Inc. 1st Lien Term Loan B	–	(k)	10/25/2031	4,823,000	4,836,770
Total					32,534,794

Telecommunications 0.41%
Lumen Technologies, Inc. 2024 Extended Term Loan B1	7.037% (1 mo. USD Term SOFR + 2.35%	)	4/15/2029	8,949,640	8,398,163
Lumen Technologies, Inc. 2024 Extended Term Loan B2	7.037% (1 mo. USD Term SOFR + 2.35%	)	4/15/2030	7,197,716	6,698,374
Total					15,096,537

See Notes to Financial Statements.	123

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Utilities 0.30%
Hamilton Projects Acquiror LLC 2024 Term Loan B	8.323% (1 mo. USD Term SOFR + 3.75%	)	5/22/2031	$3,605,962	$3,642,275
Red Oak Power LLC Term Loan	8.593% (3 mo. USD Term SOFR + 4.00%	)	10/1/2030	7,474,000	7,483,342
Total					11,125,617
Total Floating Rate Loans (cost $245,672,925)					246,064,188

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.30%
Merrill Lynch Mortgage Trust Series 2006-C1(d)	Zero Coupon			–	–	(e)
ROCK Trust Series 2024-CNTR Class E†	8.819%		11/13/2041	10,340,000	10,843,265
Total Non-Agency Commercial Mortgage-Backed Securities (cost $10,340,000)					10,843,265

	Dividend Rate			Shares

PREFERRED STOCKS 0.18%

Transportation Infrastructure 0.18%
ACBL Holdings Corp. (cost $2,550,350)	Zero Coupon			102,014	6,579,903

	Exercise Price		Expiration Date

WARRANTS 0.00%

Machinery 0.00%
TNT Crane & Rigging, Inc.*	$4.00		12/31/2099	26,319	3,421

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.*	3.50		12/31/2099	56,246	129,366
Total Warrants (cost $302,137)					132,787
Total Long-Term Investments (cost $3,580,614,558)					3,635,650,322

124	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Investments	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 4.68%

REPURCHASE AGREEMENTS 0.79%
Repurchase Agreement dated 11/29/2024, 4.580% due 12/2/2024 with Barclays Bank PLC collateralized by $937,100 of U.S. Treasury Bond at 4.375% due 5/15/2034; value: $948,980; proceeds: $930,355 (cost $930,000)	$930,000	$930,000
Repurchase Agreement dated 11/29/2024, 2.200% due 12/2/2024 with Fixed Income Clearing Corp. collateralized by $17,154,300 of U.S. Treasury Bill at 0.000% due 11/28/2025; value: $16,436,285; proceeds: $16,116,833 (cost $16,113,879)	16,113,879	16,113,879
Repurchase Agreement dated 11/29/2024, 4.550% due 12/2/2024 with JPMorgan Securities LLC collateralized by $12,300,700 of U.S. Treasury Note at 4.125% due 11/15/2027; value: $12,316,327; proceeds: $12,074,577 (cost $12,070,000)	12,070,000	12,070,000
Total Repurchase Agreements (cost $29,113,879)		29,113,879

Time Deposits 0.39%
CitiBank N.A.(m) (cost $14,292,155)	14,292,155	14,292,155

	Shares

Money Market Funds 3.50%
Fidelity Government Portfolio(m) (cost $128,629,394)	128,629,394	128,629,394
Total Short-Term Investments (cost $172,035,428)		172,035,428
Total Investments in Securities 103.60% (cost $3,752,649,986)		3,807,685,750
Less Unfunded Loan Commitments (0.11%) (cost $3,991,865)		(4,017,861)
Net Investments in Securities 103.49% (cost $3,748,658,121)		3,803,667,889
Other Assets and Liabilities – Net(n) (3.49)%		(128,174,283)
Net Assets 100.00%		$3,675,493,606

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

See Notes to Financial Statements.	125

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

*	Non-income producing security.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2024, the total value of Rule 144A securities was $2,790,280,365, which represents 75.92% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2024.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Security has been deemed worthless.
(e)	Level 3 Investment as described in Note 2(u) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Amount is less than $1.
(i)	Securities purchased on a when-issued basis (See Note 2(j)).
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2024.
(k)	Interest Rate to be determined.
(l)	Security partially/fully unfunded. See Note (2(l)).
(m)	Security was purchased with the cash collateral from loaned securities.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at November 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Bank of America	2/20/2025	19,789,000	$20,809,734	$20,987,437	$177,703
Euro	Buy	State Street Bank and Trust	2/20/2025	4,302,000	4,525,034	4,562,533	37,499
Euro	Buy	State Street Bank and Trust	2/20/2025	2,213,000	2,344,681	2,347,022	2,341
Euro	Buy	Toronto Dominion Bank	2/20/2025	1,195,000	1,266,919	1,267,370	451
British pound	Sell	Bank of America	12/6/2024	4,362,000	5,666,845	5,550,404	116,441
British pound	Sell	Citibank	12/6/2024	1,393,000	1,812,077	1,772,516	39,561
British pound	Sell	State Street Bank and Trust	12/6/2024	51,889,000	68,448,077	66,025,888	2,422,189
British pound	Sell	State Street Bank and Trust	12/6/2024	1,711,000	2,272,323	2,177,153	95,170
British pound	Sell	State Street Bank and Trust	12/6/2024	5,588,000	7,296,891	7,110,422	186,469
Euro	Sell	State Street Bank and Trust	2/20/2025	71,225,000	75,801,562	75,538,441	263,121
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,340,945

126	See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2024

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Citibank	12/6/2024	1,258,000	$1,576,571	$1,600,736	$(24,165)
British pound	Sell	State Street Bank and Trust	12/6/2024	693,000	876,336	881,804	(5,468)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(29,633)

Futures Contracts at November 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2025	491	Long	$53,936,881	$54,593,063	$656,182
U.S. 10-Year Ultra Treasury Note	March 2025	424	Long	48,286,488	48,673,875	387,387
U.S. 2-Year Treasury Note	March 2025	1,466	Long	301,544,055	302,156,345	612,290
U.S. Long Bond	March 2025	87	Long	10,156,212	10,396,500	240,288
Total Unrealized Appreciation on Futures Contracts						$1,896,147

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	March 2025	1,369	Short	$(146,406,186)	$(147,306,540)	$(900,354)
U.S. Ultra Treasury Bond	March 2025	214	Short	(26,322,205)	(27,218,125)	(895,920)
Total Unrealized Depreciation on Futures Contracts						$(1,796,274)

See Notes to Financial Statements.	127

Schedule of Investments (concluded)

HIGH YIELD FUND November 30, 2024

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Common Stocks
Automobile Components	$3,763,556	$1,746,825	$–		$5,510,381
Electric: Utilities	–	613,354	–		613,354
Machinery	3,568,200	23,194	–		3,591,394
Miscellaneous Financials	–	2,276,379	–		2,276,379
Personal Care Products	–	2,448,772	–	(3)	2,448,772
Real Estate Management & Development	–	219,420	–		219,420
Specialty Retail	–	591,372	–		591,372
Transportation Infrastructure	–	696,486	–		696,486
Remaining Industries	21,311,648	–	–		21,311,648
Convertible Bonds	–	53,664,813	–		53,664,813
Corporate Bonds	–	3,281,106,160	–		3,281,106,160
Floating Rate Loans
Health Care Services	–	15,375,824	373,802		15,749,626
Personal & Household Products	–	–	77,347		77,347
Remaining Industries	–	230,237,215	–		230,237,215
Less Unfunded Loan Commitments	–	(4,017,861)	–		(4,017,861)
Non-Agency Commercial
Mortgage-Backed Securities	–	10,843,265	–		10,843,265
Preferred Stocks	–	6,579,903	–		6,579,903
Warrants	–	132,787	–		132,787
Short-Term Investments
Repurchase Agreements	–	29,113,879	–		29,113,879
Time Deposits	–	14,292,155	–		14,292,155
Money Market Funds	128,629,394	–	–		128,629,394
Total	$157,272,798	$3,645,943,942	$451,149		$3,803,667,889
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$3,340,945	$–		$3,340,945
Liabilities	–	(29,633)	–		(29,633)
Futures Contracts
Assets	1,896,147	–	–		1,896,147
Liabilities	(1,796,274)	–	–		(1,796,274)
Total	$99,873	$3,311,312	$–		$3,411,185

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Includes securities with zero fair value.
(4)	Amount is less than $1.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

128	See Notes to Financial Statements.

Schedule of Investments

INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 113.00%

ASSET-BACKED SECURITIES 9.82%

Automobiles 0.84%
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class D†	3.71%		8/20/2027	$12,750,000	$12,132,911
Carvana Auto Receivables Trust Series 2019-4A Class E†	4.70%		10/15/2026	1,132,807	1,131,762
Kinetic Advantage Master Owner Trust Series 2024-1A Class A†	7.456% (30 day USD SOFR Average + 2.65%	)#	11/15/2027	11,080,000	11,122,678
Octane Receivables Trust Series 2022-2A Class B†	5.85%		7/20/2028	11,033,000	11,109,900
Santander Consumer Auto Receivables Trust Series 2020-BA Class F†	7.03%		8/15/2028	8,452,000	8,506,048
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%		8/15/2028	3,100,000	3,086,329
Total					47,089,628

Credit Card 0.30%
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†(a)	5.78%		12/15/2032	9,000,000	9,061,794
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%		7/20/2029	8,010,000	8,097,623
Total					17,159,417

Other 8.68%
522 Funding CLO Ltd. Series 2020-6A Class A1R2†	5.758% (3 mo. USD Term SOFR + 1.20%	)#	10/23/2034	15,780,000	15,780,000
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	9,135,000	9,258,407
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	7,875,000	7,930,549
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	3,180,000	3,202,431
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	12,850,000	12,802,978
Anchorage Capital CLO Ltd. Series 2024-30A Class A1†(a)	–	(b)	1/20/2037	12,000,000	11,999,994
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030	7,135,000	7,042,073

See Notes to Financial Statements.	129

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Barings Loan Partners CLO Ltd. 3 Series LP-3A Class BR†	6.717% (3 mo. USD Term SOFR + 2.10%	)#	7/20/2033		$7,430,000	$7,445,726
Benefit Street Partners CLO XVIII Ltd. Series 2019-18A Class BR†	6.618% (3 mo. USD Term SOFR + 1.96%	)#	10/15/2034		11,830,000	11,859,987
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A Class A†(a)	–	(b)	1/25/2038		14,500,000	14,500,000
Birch Grove CLO Ltd. Series 19A Class A2RR†	6.448% (3 mo. USD Term SOFR + 1.80%	)#	7/17/2037		10,000,000	10,088,358
Brookhaven Park CLO Ltd. Series 2024-1A Class B1†	6.617% (3 mo. USD Term SOFR + 2.00%	)#	4/19/2037		7,000,000	7,060,707
Carlyle U.S. CLO Ltd. Series 2018-2A Class A2R†	6.456% (3 mo. USD Term SOFR + 1.80%	)#	10/15/2031		14,560,000	14,599,611
Carlyle U.S. CLO Ltd. Series 2024-1A Class B†	6.656% (3 mo. USD Term SOFR + 2.00%	)#	4/15/2037		8,200,000	8,251,904
Cedar Funding VII CLO Ltd. Series 2018-7A Class CR†	6.417% (3 mo. USD Term SOFR + 1.80%	)#	1/20/2031		12,500,000	12,519,521
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032		6,815,000	6,765,037
Driven Brands Funding LLC Series 2022-1A Class A2†	7.393%		10/20/2052		5,642,474	5,727,476
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%		10/20/2054		2,892,750	2,957,080
Dryden 107 CLO Ltd. Series 2023-107A Class C†	7.524% (3 mo. USD Term SOFR + 3.00%	)#	8/15/2035		5,250,000	5,312,197
Dryden 38 Senior Loan Fund Series 2015-38A Class BRR†	6.456% (3 mo. USD Term SOFR + 1.80%	)#	7/15/2030		12,650,000	12,679,190
Fairstone Financial Issuance Trust I Series 2020-1A Class C†	5.162%		10/20/2039	CAD	15,535,000	10,986,676
Galaxy XXI CLO Ltd. Series 2015-21A Class AR†	5.899% (3 mo. USD Term SOFR + 1.28%	)#	4/20/2031		$395,486	396,406
Generate CLO 14 Ltd. Series 2024-14A Class C†	7.132% (3 mo. USD Term SOFR + 2.50%	)#	4/22/2037		6,590,000	6,666,861

130	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Generate CLO 15 Ltd. Series 2024-15A Class B†	6.667% (3 mo. USD Term SOFR + 2.05%	)#	7/20/2037	$13,600,000	$13,768,447
GoldenTree Loan Management U.S. CLO 7 Ltd. Series 2020-7A Class BRR†	6.094% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2034	10,000,000	9,999,914
Gracie Point International Funding LLC Series 2023-1A Class A†	6.882% (90 day USD SOFR Average + 1.95%	)#	9/1/2026	4,471,060	4,495,017
GreenSky Home Improvement Trust Series 2024-1 Class A3†	5.55%		6/25/2059	5,925,000	6,048,654
GREYWOLF CLO VII Ltd. Series 2018-2A Class A2†	6.777% (3 mo. USD Term SOFR + 2.16%	)#	10/20/2031	8,170,000	8,194,044
Hilton Grand Vacations Trust Series 2024-1B Class D†	8.85%		9/15/2039	2,926,614	2,998,663
KKR CLO 15 Ltd. Series 15 Class BR2†	6.182% (3 mo. USD Term SOFR + 1.55%	)#	1/18/2032	9,620,000	9,636,560
KKR CLO 54 Ltd. Series 2024-54A Class A†	Zero Coupon		1/15/2038	4,000,000	4,000,000
Madison Park Funding LVII Ltd. Series 2022-57A Class BR†	6.317% (3 mo. USD Term SOFR + 1.70%	)#	7/27/2034	12,470,000	12,495,794
Madison Park Funding LVIII Ltd. Series 2024-58A Class B†	6.576% (3 mo. USD Term SOFR + 1.95%	)#	4/25/2037	2,400,000	2,422,688
Madison Park Funding XIV Ltd. Series 2014-14A Class BR3†	6.432% (3 mo. USD Term SOFR + 1.80%	)#	10/22/2030	4,540,000	4,554,862
Madison Park Funding XLII Ltd. Series 13A Class B†	6.388% (3 mo. USD Term SOFR + 1.76%	)#	11/21/2030	2,450,000	2,456,469
Madison Park Funding XVII Ltd. Series 2015-17A Class BR2†	6.379% (3 mo. USD Term SOFR + 1.76%	)#	7/21/2030	10,000,000	10,000,000
Madison Park Funding XXIX Ltd. Series 2018-29A Class BR†	6.432% (3 mo. USD Term SOFR + 1.80%	)#	10/18/2030	6,570,000	6,579,259
Milford Park CLO Ltd. Series 2022-1A Class B†	6.717% (3 mo. USD Term SOFR + 2.10%	)#	7/20/2035	3,300,000	3,310,342

See Notes to Financial Statements.	131

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A Class AR†	5.876% (3 mo. USD Term SOFR + 1.25%	)#	7/23/2036	$16,500,000	$16,546,975
OCP CLO Ltd. Series 2024-31A Class B1†	6.617% (3 mo. USD Term SOFR + 2.00%	)#	4/20/2037	14,400,000	14,532,753
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	5.927% (3 mo. USD Term SOFR + 1.44%	)#	11/18/2031	3,051,342	3,058,970
OHA Credit Funding 18 Ltd. Series 2024-18A Class B1†	6.567% (3 mo. USD Term SOFR + 1.95%	)#	4/20/2037	6,560,000	6,616,352
OHA Credit Partners XII Ltd. Series 2015-12A Class B1R2†	6.576% (3 mo. USD Term SOFR + 1.95%	)#	4/23/2037	8,000,000	8,074,222
Rad CLO 20 Ltd. Series 2023-20A Class C†	7.617% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2036	10,470,000	10,612,913
Regatta XXV Funding Ltd. Series 2023-1A Class C†	7.706% (3 mo. USD Term SOFR + 3.05%	)#	7/15/2036	10,030,000	10,145,007
Romark CLO Ltd. Series 2017-1A Class A2R†	6.538% (3 mo. USD Term SOFR + 1.91%	)#	10/23/2030	13,610,000	13,656,448
RR 12 Ltd. Series 2020-12A Class A2R3†	6.256% (3 mo. USD Term SOFR + 1.60%	)#	1/15/2036	13,149,000	13,164,223
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	9,918,142	9,672,743
Sierra Timeshare Receivables Funding LLC Series 2024-1A Class D†	8.02%		1/20/2043	1,454,633	1,468,471
Sierra Timeshare Receivables Funding LLC Series 2024-2A Class D†	7.48%		6/20/2041	2,831,786	2,839,939
Sierra Timeshare Receivables Funding LLC Series 2024-3A Class D†	6.93%		8/20/2041	4,692,587	4,676,195
Silver Point CLO 7 Ltd. Series 2024-7A Class A1†(a)	–	(b)	1/15/2038	20,180,000	20,180,000
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	2,024,938	2,075,417
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	14,425,000	14,467,236

132	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
TICP CLO VII Ltd. Series 2017-7A Class BR2†	6.547% (3 mo. USD Term SOFR + 1.90%	)#	4/15/2033	$16,250,000	$16,304,252
Valley Stream Park CLO Ltd. Series 2022-1A Class ARR†	5.712% (3 mo. USD Term SOFR + 1.19%	)#	1/20/2037	13,360,000	13,360,000
Total					488,245,998
Total Asset-Backed Securities (cost $552,459,294)					552,495,043

CORPORATE BONDS 77.00%

Aerospace/Defense 1.65%
Boeing Co.	5.15%		5/1/2030	19,984,000	19,905,911
Boeing Co.	5.805%		5/1/2050	10,000,000	9,570,052
Boeing Co.†	6.298%		5/1/2029	4,478,000	4,665,753
Boeing Co.†	6.528%		5/1/2034	11,447,000	12,177,266
Boeing Co.†	6.858%		5/1/2054	9,000,000	9,782,468
F-Brasile SpA/F-Brasile U.S. LLC (Italy)†(c)	7.375%		8/15/2026	10,000,000	9,982,400
Spirit AeroSystems, Inc.†	9.75%		11/15/2030	10,000,000	11,121,518
TransDigm, Inc.	5.50%		11/15/2027	5,000,000	4,961,772
Triumph Group, Inc.†	9.00%		3/15/2028	10,000,000	10,481,500
Total					92,648,640

Agriculture 2.44%
BAT Capital Corp.	5.834%		2/20/2031	4,000,000	4,168,289
BAT Capital Corp.	6.343%		8/2/2030	7,610,000	8,092,878
BAT Capital Corp.	7.75%		10/19/2032	40,031,000	46,334,986
Imperial Brands Finance PLC (United Kingdom)†(c)	5.50%		2/1/2030	14,220,000	14,487,440
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%		7/27/2027	16,816,000	17,324,102
JT International Financial Services BV (Netherlands)†(c)	6.875%		10/24/2032	17,050,000	19,020,516
Viterra Finance BV (Netherlands)†(c)	2.00%		4/21/2026	5,000,000	4,786,049
Viterra Finance BV (Netherlands)†(c)	3.20%		4/21/2031	19,555,000	17,433,067
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	5,846,000	5,814,052
Total					137,461,379

Auto Manufacturers 2.52%
Ford Motor Co.	9.625%		4/22/2030	13,202,000	15,469,989
Ford Motor Credit Co. LLC	3.375%		11/13/2025	20,000,000	19,662,063
Ford Motor Credit Co. LLC	6.054%		11/5/2031	6,418,000	6,516,639
Ford Motor Credit Co. LLC	6.125%		3/8/2034	27,000,000	27,242,044
Ford Motor Credit Co. LLC	6.80%		5/12/2028	4,698,000	4,900,283

See Notes to Financial Statements.	133

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Auto Manufacturers (continued)
General Motors Financial Co., Inc.	4.90%		10/6/2029		$20,000,000	$19,925,528
General Motors Financial Co., Inc.	5.60%		6/18/2031		9,031,000	9,208,733
General Motors Financial Co., Inc.	5.75%		2/8/2031		7,000,000	7,198,715
General Motors Financial Co., Inc.	5.85%		4/6/2030		3,193,000	3,309,518
General Motors Financial Co., Inc.	5.95%		4/4/2034		8,677,000	8,948,543
Hyundai Capital America†	6.50%		1/16/2029		8,634,000	9,130,608
Jaguar Land Rover Automotive PLC (United Kingdom)†(c)	7.75%		10/15/2025		10,000,000	10,013,569
Total						141,526,232

Auto Parts & Equipment 0.30%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027		2,000,000	2,014,134
ZF North America Capital, Inc.†	4.75%		4/29/2025		8,000,000	7,958,255
ZF North America Capital, Inc.†	6.75%		4/23/2030		7,000,000	6,839,754
Total						16,812,143

Banks 12.23%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037		8,600,000	7,443,286
AIB Group PLC (Ireland)†(c)	5.871% (SOFR + 1.91%	)#	3/28/2035		5,276,000	5,401,483
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%	)#	9/13/2029		8,000,000	8,442,875
Bancolombia SA (Colombia)(c)	4.625% (5 yr. CMT + 2.94%	)#	12/18/2029		3,906,000	3,909,830
Bancolombia SA (Colombia)(c)	8.625% (5 yr. CMT + 4.32%	)#	12/24/2034		7,400,000	7,768,467
Bank of America Corp.	2.299% (SOFR + 1.22%	)#	7/21/2032		8,040,000	6,829,810
Bank of America Corp.	2.687% (SOFR + 1.32%	)#	4/22/2032		16,101,000	14,103,214
Bank of Montreal (Canada)(c)	7.70% (5 yr. CMT + 3.45%	)#	5/26/2084		12,775,000	13,325,679
Bank of Nova Scotia (Canada)(c)	8.00% (5 yr. CMT + 4.02%	)#	1/27/2084		10,000,000	10,540,930
BankUnited, Inc.	5.125%		6/11/2030		9,990,000	9,752,123
Barclays PLC (United Kingdom)(c)(d)	9.625% (5 yr. USD ICE Swap + 5.78%	)#	–	(e)	10,000,000	11,049,005
BNP Paribas SA (France)†(c)	4.375% (5 yr. USD Swap + 1.48%	)#	3/1/2033		6,844,000	6,597,492
BNP Paribas SA (France)†(c)	7.75% (5 yr. CMT + 4.90%	)#	–	(e)	12,282,000	12,648,237

134	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
BNP Paribas SA (France)†(c)	8.00% (5 yr. CMT + 3.73%	)#	–	(e)	$4,062,000	$4,188,357
Canadian Imperial Bank of Commerce (Canada)(c)	6.95% (5 yr. CMT + 2.83%	)#	1/28/2085		18,215,000	18,276,500
Citigroup, Inc.	2.561% (SOFR + 1.17%	)#	5/1/2032		18,755,000	16,215,304
Citigroup, Inc.	5.592% (5 yr. CMT + 1.28%	)#	11/19/2034		10,000,000	10,055,389
Citigroup, Inc.	5.827% (SOFR + 2.06%	)#	2/13/2035		10,673,000	10,893,728
Citigroup, Inc.	6.174% (SOFR + 2.66%	)#	5/25/2034		13,454,000	14,089,976
Citizens Financial Group, Inc.	4.00% (5 yr. CMT + 3.22%	)#	–	(e)	12,548,000	11,949,398
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%	)#	7/23/2032		8,267,000	8,437,395
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030		2,615,000	2,686,235
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%	)#	4/25/2035		11,604,000	12,574,311
Danske Bank AS (Denmark)†(c)	3.244% (3 mo. USD LIBOR + 1.59%	)#	12/20/2025		7,000,000	6,994,046
Danske Bank AS (Denmark)(c)	7.00% (7 yr. CMT + 4.13%	)#	–	(e)	10,000,000	10,075,000
Discover Bank	5.974% (5 yr. USD SOFR ICE Swap + 1.73%	)#	8/9/2028		7,750,000	7,864,920
Freedom Mortgage Corp.†	12.00%		10/1/2028		5,000,000	5,439,375
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%	)#	7/21/2032		18,105,000	15,452,991
Huntington Bancshares, Inc.	6.141% (5 yr. CMT + 1.70%	)#	11/18/2039		1,909,000	1,957,688
Intesa Sanpaolo SpA (Italy)†(c)	4.198% (1 yr. CMT + 2.60%	)#	6/1/2032		4,014,000	3,558,778
Intesa Sanpaolo SpA (Italy)†(c)	6.625%		6/20/2033		14,275,000	15,223,474
Intesa Sanpaolo SpA (Italy)†(c)	8.248% (1 yr. CMT + 4.40%	)#	11/21/2033		7,000,000	8,009,817
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%	)#	1/25/2033		12,685,000	11,160,735
JPMorgan Chase & Co.	4.912% (SOFR + 2.08%	)#	7/25/2033		33,000,000	32,985,011
KeyBank NA	5.00%		1/26/2033		7,000,000	6,834,610

See Notes to Financial Statements.	135

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
KeyCorp	2.25%		4/6/2027		$5,150,000	$4,854,695
KeyCorp	5.00% (3 mo. USD Term SOFR + 3.87%	)#	–	(e)	9,787,000	9,524,593
KeyCorp	6.401% (SOFR + 2.42%	)#	3/6/2035		8,042,000	8,581,717
M&T Bank Corp.	5.053% (SOFR + 1.85%	)#	1/27/2034		3,715,000	3,612,504
Macquarie Bank Ltd. (Australia)†(c)	3.052% (5 yr. CMT + 1.70%	)#	3/3/2036		9,790,000	8,527,782
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%	)#	6/23/2032		3,724,000	3,223,050
Manufacturers & Traders Trust Co.	4.65%		1/27/2026		6,166,000	6,158,506
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032		7,889,000	6,665,458
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037		5,000,000	4,940,540
Morgan Stanley	5.32% (SOFR + 1.56%	)#	7/19/2035		5,492,000	5,574,036
Morgan Stanley	5.424% (SOFR + 1.88%	)#	7/21/2034		9,940,000	10,125,764
Morgan Stanley	6.342% (SOFR + 2.56%	)#	10/18/2033		12,996,000	14,079,333
NatWest Group PLC (United Kingdom)(c)	3.032% (5 yr. CMT + 2.35%	)#	11/28/2035		18,081,000	15,853,961
PNC Financial Services Group, Inc.	3.40% (5 yr. CMT + 2.60%	)#	–	(e)	15,253,000	14,324,150
PNC Financial Services Group, Inc.	4.812% (SOFR + 1.26%	)#	10/21/2032		13,438,000	13,312,429
PNC Financial Services Group, Inc.	5.401% (SOFR + 1.60%	)#	7/23/2035		6,740,000	6,860,819
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%	)#	1/22/2035		4,285,000	4,441,987
PNC Financial Services Group, Inc.	6.875% (SOFR + 2.28%	)#	10/20/2034		10,000,000	11,176,179
Santander U.K. Group Holdings PLC (United Kingdom)(c)	6.833% (SOFR + 2.75%	)#	11/21/2026		8,172,000	8,303,698
Societe Generale SA (France)†(c)	8.125% (5 yr. CMT + 3.79%	)#	–	(e)	10,000,000	9,906,324
Texas Capital Bancshares, Inc.	4.00% (5 yr. CMT + 3.15%	)#	5/6/2031		8,000,000	7,663,878

136	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
Toronto-Dominion Bank (Canada)(c)	5.146% (5 yr. CMT + 1.50%	)#	9/10/2034		$1,666,000	$1,650,743
Toronto-Dominion Bank (Canada)(c)	7.25% (5 yr. CMT + 2.98%	)#	7/31/2084		13,554,000	13,919,142
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035		11,444,000	11,810,742
Truist Financial Corp.	5.867% (SOFR + 2.36%	)#	6/8/2034		4,571,000	4,764,631
U.S. Bancorp	3.70% (5 yr. CMT + 2.54%	)#	–	(e)	5,000,000	4,756,602
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034		11,165,000	10,927,796
U.S. Bancorp	4.967% (SOFR + 2.11%	)#	7/22/2033		3,062,000	2,999,876
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035		8,841,000	9,160,179
UBS Group AG (Switzerland)†(c)	2.746% (1 yr. CMT + 1.10%	)#	2/11/2033		7,700,000	6,568,284
UBS Group AG (Switzerland)†(c)	3.869% (3 mo. USD LIBOR + 1.41%	)#	1/12/2029		7,000,000	6,789,636
UBS Group AG (Switzerland)†(c)	4.988% (1 yr. CMT + 2.40%	)#	8/5/2033		5,000,000	4,959,892
UBS Group AG (Switzerland)†(c)	6.373% (SOFR + 3.34%	)#	7/15/2026		10,000,000	10,080,828
UBS Group AG (Switzerland)†(c)	6.537% (SOFR + 3.92%	)#	8/12/2033		11,443,000	12,387,246
UBS Group AG (Switzerland)†(c)	7.75% (5 yr. USD ICE Swap + 4.16%	)#	–	(e)	7,500,000	7,855,823
Wells Fargo & Co.	3.35% (SOFR + 1.50%	)#	3/2/2033		15,478,000	13,879,466
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029		5,097,000	5,226,365
Wells Fargo & Co.	6.491% (SOFR + 2.06%	)#	10/23/2034		10,000,000	10,910,497
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		8,040,000	7,620,312
Westpac Banking Corp. (Australia)(c)	2.668% (5 yr. CMT + 1.75%	)#	11/15/2035		8,000,000	6,909,895
Westpac Banking Corp. (Australia)(c)	4.322% (5 yr. USD SOFR ICE Swap + 2.24%	)#	11/23/2031		4,470,000	4,406,173
Total						688,031,000

See Notes to Financial Statements.	137

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Beverages 0.49%
Bacardi Ltd./Bacardi-Martini BV†	5.40%	6/15/2033	$17,000,000	$17,115,632
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(c)	5.25%	4/27/2029	6,205,000	5,848,914
Coca-Cola Consolidated, Inc.	5.45%	6/1/2034	4,730,000	4,866,719
Total				27,831,265

Biotechnology 0.14%
Biocon Biologics Global PLC (United Kingdom)†(c)	6.67%	10/9/2029	8,000,000	7,716,006

Building Materials 0.30%
AmeriTex HoldCo Intermediate LLC†(d)	10.25%	10/15/2028	3,200,000	3,410,336
Sisecam U.K. PLC (United Kingdom)†(c)	8.25%	5/2/2029	13,300,000	13,571,952
Total				16,982,288

Chemicals 1.03%
Celanese U.S. Holdings LLC	6.165%	7/15/2027	5,612,000	5,727,477
Celanese U.S. Holdings LLC	6.60%	11/15/2028	15,000,000	15,537,676
Cerdia Finanz GmbH (Germany)†(c)	9.375%	10/3/2031	4,667,000	4,884,426
International Flavors & Fragrances, Inc.†	1.23%	10/1/2025	14,846,000	14,398,080
OCP SA (Malaysia)†(c)	7.50%	5/2/2054	6,000,000	6,218,775
Rain Carbon, Inc.†(d)	12.25%	9/1/2029	4,717,000	5,067,885
Solvay Finance America LLC†	5.65%	6/4/2029	6,205,000	6,379,978
Total				58,214,297

Coal 0.60%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%	6/15/2029	9,464,000	9,992,680
Coronado Finance Pty. Ltd. (Australia)†(c)	9.25%	10/1/2029	8,000,000	8,244,772
Indika Energy Tbk. PT (Indonesia)†(c)	8.75%	5/7/2029	15,000,000	15,399,292
Total				33,636,744

Commercial Services 1.51%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(c)	6.125%	10/15/2026	6,367,000	6,377,601
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%	7/15/2027	10,000,000	10,097,970
Ashtead Capital, Inc.†	5.80%	4/15/2034	4,091,000	4,198,523
Block, Inc.†	6.50%	5/15/2032	15,000,000	15,408,371
EquipmentShare.com, Inc.†	9.00%	5/15/2028	5,700,000	5,951,815
GXO Logistics, Inc.	6.50%	5/6/2034	12,460,000	13,150,993
JSW Infrastructure Ltd. (India)(c)	4.95%	1/21/2029	10,000,000	9,557,133

138	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
Triton Container International Ltd./TAL International Container Corp.	3.25%	3/15/2032	$5,200,000	$4,477,330
UL Solutions, Inc.†	6.50%	10/20/2028	15,000,000	15,774,881
Total				84,994,617

Computers 0.53%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028	15,554,000	14,901,970
Gartner, Inc.†	3.75%	10/1/2030	10,000,000	9,258,291
Western Digital Corp.	2.85%	2/1/2029	6,484,000	5,809,814
Total				29,970,075

Diversified Financial Services 5.01%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.95%	9/10/2034	13,531,000	13,169,797
Air Lease Corp.	5.20%	7/15/2031	6,497,000	6,552,141
Aircastle Ltd.†	2.85%	1/26/2028	11,469,000	10,747,091
Aircastle Ltd.†	5.95%	2/15/2029	3,075,000	3,171,102
Aircastle Ltd.†	6.50%	7/18/2028	18,040,000	18,830,338
Aircastle Ltd./Aircastle Ireland DAC†	5.75%	10/1/2031	10,000,000	10,273,530
Aviation Capital Group LLC†	3.50%	11/1/2027	3,933,000	3,775,671
Aviation Capital Group LLC†	6.375%	7/15/2030	7,339,000	7,780,125
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.75%	2/21/2028	5,000,000	4,657,438
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%	4/15/2026	16,050,000	15,842,731
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%	5/4/2028	7,796,000	8,094,215
Bread Financial Holdings, Inc.†	9.75%	3/15/2029	8,025,000	8,623,769
Castlelake Aviation Finance DAC (Ireland)†(c)	5.00%	4/15/2027	11,504,000	11,589,923
Freedom Mortgage Holdings LLC†	9.25%	2/1/2029	5,000,000	5,185,847
GGAM Finance Ltd. (Ireland)†(c)	8.00%	2/15/2027	3,496,000	3,623,775
Jane Street Group/JSG Finance, Inc.†	7.125%	4/30/2031	20,000,000	20,829,137
LPL Holdings, Inc.†	4.375%	5/15/2031	30,862,000	28,987,691
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	5.15%	3/17/2030	4,438,000	4,377,410
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	6.50%	3/26/2031	3,132,000	3,258,238
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	8.125%	3/30/2029	9,574,000	10,116,568
Marex Group PLC (United Kingdom)(c)	6.404%	11/4/2029	10,000,000	10,116,091
Navient Corp.	6.75%	6/25/2025	5,550,000	5,577,639
Navient Corp.	11.50%	3/15/2031	7,368,000	8,390,531
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	7,104,000	6,956,735

See Notes to Financial Statements.	139

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	$3,785,000	$3,287,775
Nuveen LLC†	5.85%		4/15/2034	16,390,000	16,976,253
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	10,000,000	9,552,693
Synchrony Financial	4.50%		7/23/2025	12,528,000	12,486,562
Synchrony Financial	4.875%		6/13/2025	8,754,000	8,744,372
Total					281,575,188

Electric 7.58%
AES Corp.	2.45%		1/15/2031	7,975,000	6,762,772
Appalachian Power Co.	5.65%		4/1/2034	6,742,000	6,986,757
Avangrid, Inc.	3.80%		6/1/2029	5,250,000	5,031,882
Black Hills Corp.	6.00%		1/15/2035	8,000,000	8,429,331
Centrais Eletricas Brasileiras SA (Brazil)†(c)	3.625%		2/4/2025	1,665,000	1,658,139
Chile Electricity Lux MPC II SARL (Luxembourg)†(c)	5.58%		10/20/2035	12,000,000	11,832,000
Comision Federal de Electricidad (Mexico)†(c)	3.348%		2/9/2031	15,000,000	12,728,236
Constellation Energy Generation LLC	6.25%		10/1/2039	5,209,000	5,639,349
Constellation Energy Generation LLC	6.50%		10/1/2053	8,219,000	9,187,491
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%	)#	2/1/2055	4,145,000	4,370,834
DTE Energy Co.	2.95%		3/1/2030	13,196,000	11,963,220
DTE Energy Co.	3.40%		6/15/2029	4,398,000	4,167,332
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032	14,581,000	12,395,305
Electricite de France SA (France)†(c)	6.25%		5/23/2033	12,511,000	13,408,699
Emera, Inc. (Canada)(c)	6.75% (3 mo. USD LIBOR + 5.44%	)#	6/15/2076	13,000,000	13,181,180
Enel Finance International NV (Netherlands)†(c)	5.125%		6/26/2029	6,477,000	6,539,500
Entergy Texas, Inc.	5.55%		9/15/2054	4,138,000	4,220,201
Entergy Texas, Inc.	5.80%		9/1/2053	5,000,000	5,235,561
Evergy Kansas Central, Inc.	5.90%		11/15/2033	6,134,000	6,524,893
Evergy Metro, Inc.	4.95%		4/15/2033	7,167,000	7,174,613
Evergy Missouri West, Inc.†	5.65%		6/1/2034	10,566,000	10,976,722
FirstEnergy Transmission LLC†	4.55%		4/1/2049	6,497,000	5,762,370
FirstEnergy Transmission LLC†	5.00%		1/15/2035	3,619,000	3,596,123
Indianapolis Power & Light Co.†	5.70%		4/1/2054	6,551,000	6,815,872
Interstate Power & Light Co.	4.95%		9/30/2034	6,316,000	6,270,062
IPALCO Enterprises, Inc.	4.25%		5/1/2030	12,282,000	11,714,432
IPALCO Enterprises, Inc.	5.75%		4/1/2034	5,878,000	6,041,970
ITC Holdings Corp.†	5.40%		6/1/2033	10,000,000	10,121,386

140	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Electric (coninued)
Liberty Utilities Co.†	5.869%	1/31/2034	$14,328,000	$14,705,185
Liberty Utilities Finance GP 1†	2.05%	9/15/2030	12,688,000	10,754,222
Monongahela Power Co.†	5.85%	2/15/2034	3,742,000	3,926,976
Narragansett Electric Co.†	5.35%	5/1/2034	6,762,000	6,881,356
New York State Electric & Gas Corp.†	5.30%	8/15/2034	7,000,000	7,069,610
NRG Energy, Inc.†	4.45%	6/15/2029	14,633,000	14,146,731
Oglethorpe Power Corp.	5.95%	11/1/2039	9,896,000	10,367,550
Oglethorpe Power Corp.	6.20%	12/1/2053	10,569,000	11,541,372
Oklahoma Gas & Electric Co.	5.60%	4/1/2053	15,000,000	15,425,416
Oncor Electric Delivery Co. LLC	5.65%	11/15/2033	6,917,000	7,296,465
Pacific Gas & Electric Co.	4.55%	7/1/2030	24,339,000	23,816,473
Pacific Gas & Electric Co.	6.15%	1/15/2033	6,680,000	7,057,249
Pacific Gas & Electric Co.	6.70%	4/1/2053	4,523,000	5,086,881
Palomino Funding Trust I†	7.233%	5/17/2028	9,071,000	9,573,418
PPL Capital Funding, Inc.	5.25%	9/1/2034	7,000,000	7,081,536
Puget Energy, Inc.	4.10%	6/15/2030	21,091,000	20,024,891
Sorik Marapi Geothermal Power PT (Indonesia)†(c)	7.75%	8/5/2031	7,600,000	7,514,500
Southwestern Public Service Co.	6.00%	6/1/2054	8,000,000	8,542,379
Virginia Electric & Power Co.	5.45%	4/1/2053	10,000,000	10,099,094
Vistra Operations Co. LLC†(a)	5.70%	12/30/2034	6,700,000	6,804,125
Total				426,451,661

Electronics 0.55%
Trimble, Inc.	6.10%	3/15/2033	6,401,000	6,751,444
Vontier Corp.	2.95%	4/1/2031	28,000,000	24,319,431
Total				31,070,875

Energy-Alternate Sources 0.48%
Greenko Wind Projects Mauritius Ltd. (Mauritius)(c)	5.50%	4/6/2025	10,175,000	10,107,215
Greenko Wind Projects Mauritius Ltd. (Mauritius)†(c)	5.50%	4/6/2025	7,949,000	7,896,044
Topaz Solar Farms LLC†	5.75%	9/30/2039	1,191,323	1,196,639
YPF Energia Electrica SA (Argentina)†(c)	7.875%	10/16/2032	8,000,000	7,992,000
Total				27,191,898

Engineering & Construction 0.51%
GMR Hyderabad International Airport Ltd. (India)(c)	4.25%	10/27/2027	8,424,000	8,053,423
IRB Infrastructure Developers Ltd. (India)†(c)	7.11%	3/11/2032	9,128,000	9,187,566
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	10,889,000	11,214,843
Total				28,455,832

See Notes to Financial Statements.	141

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Entertainment 0.41%
Warnermedia Holdings, Inc.	3.755%	3/15/2027	$23,667,000	$22,925,729

Food 0.29%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	16,000,000	16,332,496

Gas 0.69%
Piedmont Natural Gas Co., Inc.	5.10%	2/15/2035	12,729,000	12,633,373
Southwest Gas Corp.	4.05%	3/15/2032	23,563,000	22,256,095
Spire Missouri, Inc.	5.15%	8/15/2034	4,069,000	4,163,725
Total				39,053,193

Hand/Machine Tools 0.68%
Regal Rexnord Corp.	6.05%	4/15/2028	17,000,000	17,489,277
Regal Rexnord Corp.	6.30%	2/15/2030	20,036,000	20,905,514
Total				38,394,791

Health Care-Products 0.52%
Solventum Corp.†	5.45%	3/13/2031	8,573,000	8,702,130
Solventum Corp.†	5.90%	4/30/2054	20,000,000	20,483,334
Total				29,185,464

Health Care-Services 1.70%
Catalent Pharma Solutions, Inc.†	3.125%	2/15/2029	10,000,000	9,858,882
Centene Corp.	3.375%	2/15/2030	28,232,000	25,446,884
Centene Corp.	4.25%	12/15/2027	2,373,000	2,296,548
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	17,000,000	14,601,594
HCA, Inc.	5.45%	9/15/2034	13,500,000	13,491,310
HCA, Inc.	5.60%	4/1/2034	13,516,000	13,672,989
HCA, Inc.	5.95%	9/15/2054	13,000,000	13,116,730
Universal Health Services, Inc.	5.05%	10/15/2034	2,996,000	2,872,959
Total				95,357,896

Insurance 3.07%
ACE Capital Trust II	9.70%	4/1/2030	14,500,000	17,601,926
Aon Corp.	8.205%	1/1/2027	11,490,000	12,141,107
Arch Capital Group Ltd.	7.35%	5/1/2034	13,793,000	16,023,159
Assurant, Inc.	2.65%	1/15/2032	5,914,000	5,053,944
Assurant, Inc.	3.70%	2/22/2030	9,936,000	9,340,456
Beacon Funding Trust†	6.266%	8/15/2054	8,482,000	8,726,203
Brown & Brown, Inc.	4.20%	3/17/2032	12,005,000	11,291,594
Brown & Brown, Inc.	5.65%	6/11/2034	7,997,000	8,239,282

142	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
CNO Financial Group, Inc.	6.45%		6/15/2034	$15,525,000	$16,361,186
F&G Annuities & Life, Inc.	7.40%		1/13/2028	12,556,000	13,188,549
First American Financial Corp.	5.45%		9/30/2034	3,462,000	3,427,619
Global Atlantic Fin Co.†	4.70% (5 yr. CMT + 3.80%	)#	10/15/2051	5,469,000	5,261,680
Global Atlantic Fin Co.†	7.95%		6/15/2033	12,572,000	14,246,663
Intact Financial Corp. (Canada)†(c)	5.459%		9/22/2032	7,000,000	7,179,560
MGIC Investment Corp.	5.25%		8/15/2028	10,000,000	9,911,731
Pine Street Trust III†	6.223%		5/15/2054	6,900,000	7,321,480
Protective Life Corp.	8.45%		10/15/2039	5,641,000	7,131,125
Total					172,447,264

Internet 1.01%
ION Trading Technologies SARL (Luxembourg)†(c)	9.50%		5/30/2029	5,000,000	5,169,507
Rakuten Group, Inc. (Japan)†(c)	11.25%		2/15/2027	12,000,000	13,105,642
Uber Technologies, Inc.†	4.50%		8/15/2029	39,695,000	38,764,720
Total					57,039,869

Investment Companies 0.27%
HA Sustainable Infrastructure Capital, Inc.†	6.375%		7/1/2034	15,000,000	15,115,117

Leisure Time 0.43%
Carnival Corp.†	5.75%		3/1/2027	24,000,000	24,119,541

Lodging 0.57%
Choice Hotels International, Inc.	3.70%		12/1/2029	13,000,000	12,222,231
Choice Hotels International, Inc.	3.70%		1/15/2031	5,000,000	4,573,532
Genting New York LLC/GENNY Capital, Inc.†	7.25%		10/1/2029	5,541,000	5,695,621
Las Vegas Sands Corp.	6.00%		8/15/2029	9,463,000	9,698,477
Total					32,189,861

Machinery-Diversified 0.45%
Flowserve Corp.	2.80%		1/15/2032	8,490,000	7,283,782
nVent Finance SARL (Luxembourg)(c)	4.55%		4/15/2028	13,548,000	13,466,225
Otis Worldwide Corp.	5.125%		11/19/2031	4,286,000	4,347,628
Total					25,097,635

Media 0.90%
Directv Financing LLC/Directv
Financing Co-Obligor, Inc.†	5.875%		8/15/2027	24,000,000	23,603,338
Discovery Communications LLC	3.95%		3/20/2028	19,551,000	18,701,811
FactSet Research Systems, Inc.	3.45%		3/1/2032	9,576,000	8,591,651
Total					50,896,800

See Notes to Financial Statements.	143

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Mining 0.74%
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	5.875%	4/15/2030	$5,000,000	$4,974,033
Glencore Funding LLC†	2.625%	9/23/2031	10,000,000	8,623,251
Glencore Funding LLC†	5.893%	4/4/2054	6,922,000	7,096,874
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(c)	6.95%	10/17/2031	7,000,000	7,060,738
Stillwater Mining Co.	4.00%	11/16/2026	8,000,000	7,624,024
WE Soda Investments Holding PLC (United Kingdom)†(c)	9.50%	10/6/2028	6,000,000	6,221,040
Total				41,599,960

Miscellaneous Manufacturing 0.15%
Trinity Industries, Inc.†	7.75%	7/15/2028	8,000,000	8,355,192

Oil & Gas 10.13%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	8,028,000	8,331,748
Apache Corp.	5.10%	9/1/2040	9,517,000	8,375,705
Apache Corp.	5.25%	2/1/2042	10,857,000	9,553,727
Baytex Energy Corp. (Canada)†(c)	8.50%	4/30/2030	15,000,000	15,562,275
California Resources Corp.†	8.25%	6/15/2029	6,505,000	6,680,138
Chord Energy Corp.†	6.375%	6/1/2026	5,000,000	5,019,750
CITGO Petroleum Corp.†	8.375%	1/15/2029	6,652,000	6,928,856
Civitas Resources, Inc.†	8.75%	7/1/2031	10,900,000	11,568,770
Comstock Resources, Inc.†	5.875%	1/15/2030	12,000,000	11,324,744
Continental Resources, Inc.†	5.75%	1/15/2031	42,100,000	42,430,116
Coterra Energy, Inc.	5.60%	3/15/2034	10,476,000	10,640,965
Crescent Energy Finance LLC†	7.625%	4/1/2032	3,133,000	3,162,471
Crescent Energy Finance LLC†	9.25%	2/15/2028	16,000,000	16,830,432
Devon Energy Corp.	5.20%	9/15/2034	8,418,000	8,228,774
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(c)	8.50%	10/1/2030	3,294,000	3,441,881
Ecopetrol SA (Colombia)(c)	7.75%	2/1/2032	5,000,000	4,912,404
Ecopetrol SA (Colombia)(c)	8.375%	1/19/2036	16,000,000	15,771,440
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	7,000,000	7,179,844
Encino Acquisition Partners Holdings LLC†	8.75%	5/1/2031	4,343,000	4,589,396
Eni SpA (Italy)†(c)	5.50%	5/15/2034	5,122,000	5,204,021
Eni SpA (Italy)†(c)	5.70%	10/1/2040	11,398,000	11,209,690
EQT Corp.	5.75%	2/1/2034	6,430,000	6,584,472
EQT Corp.	7.00%	2/1/2030	16,252,000	17,562,228
Expand Energy Corp.	5.375%	2/1/2029	27,706,000	27,594,396

144	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Expand Energy Corp.†	5.875%	2/1/2029	$12,851,000	$12,868,039
Expand Energy Corp.†	6.75%	4/15/2029	5,000,000	5,079,255
Helmerich & Payne, Inc.†(d)	5.50%	12/1/2034	15,000,000	14,559,818
HF Sinclair Corp.	5.00%	2/1/2028	8,583,000	8,542,182
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.875%	5/15/2034	8,000,000	7,761,413
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.25%	2/15/2035	5,167,000	5,061,759
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	4,669,000	4,640,262
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.875%	12/1/2032	6,857,000	6,884,685
Marathon Oil Corp.	5.70%	4/1/2034	8,727,000	9,327,299
Matador Resources Co.†	6.50%	4/15/2032	5,333,000	5,354,391
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	10,000,000	9,838,286
Nabors Industries, Inc.†(d)	8.875%	8/15/2031	5,000,000	4,835,140
Occidental Petroleum Corp.	5.55%	10/1/2034	10,000,000	9,951,213
Occidental Petroleum Corp.	6.375%	9/1/2028	10,000,000	10,420,408
Occidental Petroleum Corp.	6.45%	9/15/2036	7,010,000	7,371,686
Occidental Petroleum Corp.	8.875%	7/15/2030	8,050,000	9,272,714
OGX Austria GmbH (Brazil)†(c)(f)	Zero Coupon	6/1/2018	1,800,000	36
Ovintiv, Inc.	6.50%	2/1/2038	7,362,000	7,770,877
Ovintiv, Inc.	6.625%	8/15/2037	4,635,000	4,954,425
Ovintiv, Inc.	7.10%	7/15/2053	10,000,000	11,332,793
PBF Holding Co. LLC/PBF Finance Corp.†	7.875%	9/15/2030	4,571,000	4,695,361
Permian Resources Operating LLC†	6.25%	2/1/2033	3,507,000	3,535,698
Permian Resources Operating LLC†	9.875%	7/15/2031	7,500,000	8,319,862
Petroleos Mexicanos (Mexico)(c)	6.49%	1/23/2027	14,000,000	13,748,939
Raizen Fuels Finance SA (Luxembourg)†(c)	6.45%	3/5/2034	10,000,000	10,261,930
Saturn Oil & Gas, Inc. (Canada)†(c)	9.625%	6/15/2029	11,000,000	11,068,008
SM Energy Co.†	7.00%	8/1/2032	4,921,000	4,948,595
Talos Production, Inc.†	9.375%	2/1/2031	12,500,000	13,139,652
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	11,000,000	10,431,104
Transocean Aquila Ltd.†	8.00%	9/30/2028	3,026,246	3,119,252
Transocean, Inc.	7.50%	4/15/2031	7,000,000	6,636,183
Transocean, Inc.†	8.25%	5/15/2029	4,358,000	4,406,827
Vermilion Energy, Inc. (Canada)†(c)	6.875%	5/1/2030	11,000,000	11,048,169
Viper Energy, Inc.†	7.375%	11/1/2031	20,856,000	21,795,313
Vital Energy, Inc.†	7.875%	4/15/2032	8,250,000	8,122,561
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	10,000,000	9,798,775
Total				569,591,153

See Notes to Financial Statements.	145

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Oil & Gas Services 0.10%
Oceaneering International, Inc.	6.00%		2/1/2028		$5,500,000	$5,462,455

Packaging & Containers 0.15%
Sonoco Products Co.	4.60%		9/1/2029		6,215,000	6,109,554
Trivium Packaging Finance BV (Netherlands)†(c)	8.50%		8/15/2027		2,500,000	2,506,742
Total						8,616,296

Pharmaceuticals 0.68%
Bayer Corp.†	6.65%		2/15/2028		14,827,000	15,412,210
Bayer U.S. Finance II LLC†	4.375%		12/15/2028		7,450,000	7,194,722
Bayer U.S. Finance LLC†	6.50%		11/21/2033		15,000,000	15,642,967
Total						38,249,899

Pipelines 4.34%
Buckeye Partners LP†	4.125%		3/1/2025		6,022,000	5,992,705
Cheniere Energy Partners LP†	5.75%		8/15/2034		10,000,000	10,216,630
Cheniere Energy, Inc.	5.65%		4/15/2034		9,989,000	10,236,933
Columbia Pipelines Holding Co. LLC†	5.097%		10/1/2031		7,047,000	6,963,429
Columbia Pipelines Operating Co. LLC†	5.927%		8/15/2030		5,727,000	5,966,987
Eastern Energy Gas Holdings LLC	5.65%		10/15/2054		9,069,000	9,053,762
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029		7,430,000	6,881,678
Eastern Gas Transmission & Storage, Inc.	4.60%		12/15/2044		5,564,000	4,938,154
Enbridge, Inc. (Canada)(c)	5.625%		4/5/2034		10,000,000	10,306,175
Enbridge, Inc. (Canada)(c)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084		22,191,000	24,768,241
Energy Transfer LP†	6.00%		2/1/2029		16,418,000	16,686,713
Energy Transfer LP	6.75% (5 yr. CMT + 5.13%	)#	–	(e)	10,552,000	10,588,410
EQM Midstream Partners LP†	6.375%		4/1/2029		10,000,000	10,213,712
Genesis Energy LP/Genesis Energy Finance Corp.	8.00%		1/15/2027		8,000,000	8,176,128
Greensaif Pipelines Bidco SARL (Luxembourg)†(c)	6.129%		2/23/2038		10,000,000	10,242,340
Kinder Morgan, Inc.	5.40%		2/1/2034		15,000,000	15,194,762
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%		2/15/2032		5,250,000	5,377,643
NGPL PipeCo LLC†	4.875%		8/15/2027		20,308,000	20,214,136
South Bow USA Infrastructure Holdings LLC†	5.026%		10/1/2029		8,850,000	8,784,141
South Bow USA Infrastructure Holdings LLC†	5.584%		10/1/2034		10,000,000	10,001,847
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.875%		2/1/2031		12,554,000	12,305,516
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%		1/15/2028		5,985,000	5,960,729

146	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%		1/15/2029	$5,020,000	$5,143,066
Transcanada Trust (Canada)(c)	5.875% (3 mo. USD LIBOR + 4.64%	)#	8/15/2076	10,000,000	9,967,760
Total					244,181,597

REITS 3.67%
American Assets Trust LP	6.15%		10/1/2034	8,844,000	8,976,795
American Tower Corp.	2.10%		6/15/2030	8,000,000	6,938,578
American Tower Corp.	3.80%		8/15/2029	20,000,000	19,171,216
Crown Castle, Inc.	3.30%		7/1/2030	25,575,000	23,462,444
EPR Properties	4.95%		4/15/2028	8,495,000	8,384,759
Equinix Europe 2 Financing Corp. LLC	5.50%		6/15/2034	10,000,000	10,249,562
GLP Capital LP/GLP Financing II, Inc.	5.625%		9/15/2034	12,000,000	12,083,481
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028	9,065,000	9,221,770
Goodman U.S. Finance Six LLC†	5.125%		10/7/2034	13,696,000	13,571,740
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%		6/15/2027	7,500,000	7,829,220
Host Hotels & Resorts LP	5.70%		7/1/2034	10,000,000	10,159,071
Invitation Homes Operating Partnership LP	4.875%		2/1/2035	9,230,000	8,984,218
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%		7/15/2031	8,572,000	8,887,184
Phillips Edison Grocery Center Operating Partnership I LP	4.95%		1/15/2035	10,573,000	10,226,561
Phillips Edison Grocery Center Operating Partnership I LP	5.75%		7/15/2034	1,752,000	1,800,838
Prologis Targeted U.S. Logistics Fund LP†	5.25%		1/15/2035	5,363,000	5,384,975
VICI Properties LP	6.125%		4/1/2054	3,230,000	3,329,591
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	29,976,000	29,853,552
VICI Properties LP/VICI Note Co., Inc.†	4.625%		12/1/2029	8,026,000	7,761,345
Total					206,276,900

Retail 0.51%
Alimentation Couche-Tard, Inc. (Canada)†(c)	5.617%		2/12/2054	4,345,000	4,331,217
Park River Holdings, Inc.†(d)	6.75%		8/1/2029	8,000,000	7,170,954
PetSmart, Inc./PetSmart Finance Corp.†	7.75%		2/15/2029	6,000,000	5,906,504
Victoria’s Secret & Co.†	4.625%		7/15/2029	7,000,000	6,337,011
Walgreens Boots Alliance, Inc.(d)	8.125%		8/15/2029	5,000,000	5,038,008
Total					28,783,694

See Notes to Financial Statements.	147

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Semiconductors 2.58%
Broadcom, Inc.†	3.469%	4/15/2034	$29,970,000	$26,444,741
Broadcom, Inc.†	4.15%	4/15/2032	7,433,000	7,056,566
Broadcom, Inc.	4.80%	10/15/2034	10,897,000	10,662,474
Broadcom, Inc.	5.15%	11/15/2031	13,042,000	13,250,315
Entegris, Inc.†	4.75%	4/15/2029	12,649,000	12,270,297
Foundry JV Holdco LLC†	5.90%	1/25/2030	1,494,000	1,522,473
Intel Corp.	2.45%	11/15/2029	10,000,000	8,935,238
Intel Corp.	3.15%	5/11/2027	11,500,000	11,106,338
Intel Corp.(d)	5.15%	2/21/2034	25,000,000	24,895,261
Intel Corp.	5.70%	2/10/2053	7,000,000	6,687,031
Marvell Technology, Inc.	5.95%	9/15/2033	8,833,000	9,315,124
Qorvo, Inc.†	3.375%	4/1/2031	15,000,000	12,978,097
Total				145,123,955

Shipbuilding 0.09%
Huntington Ingalls Industries, Inc.	5.749%	1/15/2035	5,052,000	5,147,884

Software 2.35%
AppLovin Corp.(a)	5.50%	12/1/2034	6,923,000	7,002,673
AppLovin Corp.(a)	5.95%	12/1/2054	13,000,000	13,358,812
Atlassian Corp. (Australia)(c)	5.50%	5/15/2034	13,728,000	14,045,964
Cadence Design Systems, Inc.	4.70%	9/10/2034	7,111,000	6,984,589
Concentrix Corp.(d)	6.60%	8/2/2028	15,000,000	15,375,402
MSCI, Inc.†	3.625%	9/1/2030	6,100,000	5,644,004
MSCI, Inc.†	3.625%	11/1/2031	21,075,000	19,219,989
Oracle Corp.	3.85%	7/15/2036	9,393,000	8,288,545
Oracle Corp.	5.375%	7/15/2040	15,535,000	15,492,663
Oracle Corp.	6.125%	7/8/2039	14,843,000	15,982,044
Workday, Inc.	3.80%	4/1/2032	11,695,000	10,836,023
Total				132,230,708

Telecommunications 1.51%
AT&T, Inc.	3.50%	9/15/2053	24,095,000	17,236,131
AT&T, Inc.	5.40%	2/15/2034	16,453,000	16,920,042
Sprint Capital Corp.	6.875%	11/15/2028	39,475,000	42,412,860
Sprint Capital Corp.	8.75%	3/15/2032	6,806,000	8,280,616
Total				84,849,649

Toys/Games/Hobbies 0.53%
Hasbro, Inc.	6.05%	5/14/2034	20,000,000	20,594,828
Mattel, Inc.†	5.875%	12/15/2027	9,000,000	9,030,420
Total				29,625,248

148	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Transportation 0.10%
RXO, Inc.†	7.50%		11/15/2027	$5,595,000	$5,789,883

Trucking & Leasing 0.32%
Fortress Transportation & Infrastructure Investors LLC†	5.875%		4/15/2033	10,500,000	10,381,270
GATX Corp.	6.05%		6/5/2054	7,000,000	7,593,324
Total					17,974,594

Water 0.19%
Aegea Finance SARL (Luxembourg)(c)(d)	9.00%		1/20/2031	10,000,000	10,610,790
Total Corporate Bonds (cost $4,298,306,593)					4,331,195,653

FLOATING RATE LOANS(g) 9.18%

Aerospace/Defense 0.21%
TransDigm, Inc. 2024 Term Loan K	7.354% (3 mo. USD Term SOFR + 2.75%	)	3/22/2030	11,880,000	11,901,384

Commercial Services 0.16%
APi Group DE, Inc. 2024 Term Loan B	6.573% (1 mo. USD Term SOFR + 2.00%	)	1/3/2029	2,778,000	2,791,237
Trans Union LLC 2024 Term Loan B9	–	(b)	6/24/2031	6,428,571	6,440,625
Total					9,231,862

Computers 0.19%
Amentum Government Services Holdings LLC 2024 Term Loan B	6.823% (1 mo. USD Term SOFR + 2.25%	)	9/29/2031	11,000,000	10,938,125

Diversified Financial Services 1.09%
Advisor Group, Inc. 2024 Term Loan B	8.089% (3 mo. USD Term SOFR + 3.50%	)	8/17/2028	9,975,000	10,026,172
Avolon TLB Borrower 1 U.S.LLC 2023 Term Loan B6	6.356% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	26,376,000	26,408,970
Castlelake Aviation Ltd. 2023 Incremental Term Loan B	7.697% (3 mo. USD Term SOFR + 2.75%	)	10/22/2027	8,388,327	8,432,870
Citadel Securities LP 2024 First Lien Term Loan	6.573% (1 mo. USD Term SOFR + 2.00%	)	10/31/2031	6,396,000	6,430,378
GEN II Fund Services LLC 2024 Term Loan B	–	(b)	11/19/2031	1,818,000	1,828,226
Guggenheim Partners LLC 2024 Term Loan B	–	(b)	11/21/2031	4,000,000	4,025,000
Setanta Aircraft Leasing Designated Activity Co. 2024 Term Loan B (Ireland)(c)	6.354% (3 mo. USD Term SOFR + 1.75%	)	11/5/2028	3,851,000	3,876,802
Total					61,028,418

See Notes to Financial Statements.	149

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Electric 0.29%
Calpine Corp. 2024 Term Loan B5	6.573% (1 mo. USD Term SOFR + 2.00%	)	12/16/2027	$10,026,321	$10,058,556
NRG Energy, Inc. 2024 Term Loan	6.323% - 6.35% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/16/2031	6,364,000	6,392,638
Total					16,451,194

Entertainment 0.73%
Flutter Financing BV Term Loan B (Netherlands)(c)	6.604% (3 mo. USD Term SOFR + 2.00%	)	11/29/2030	29,036,828	29,263,751
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	–	(b)	11/19/2031	2,040,000	2,046,385
Six Flags Entertainment Corp. 2024 Term Loan B	6.672% (1 mo. USD Term SOFR + 2.00%	)	5/1/2031	9,734,653	9,777,875
Total					41,088,011

Financial 0.08%
LPL Holdings, Inc. 2019 Term Loan B1	6.522% (1 mo. USD Term SOFR + 1.75%	)	11/12/2026	4,284,862	4,296,024

Food Service 0.16%
Aramark Services, Inc. 2024 Term Loan B7	6.573% (1 mo. USD Term SOFR + 2.00%	)	4/6/2028	4,000,000	4,020,640
Aramark Services, Inc. 2024 Term Loan B8	6.573% (1 mo. USD Term SOFR + 2.00%	)	6/22/2030	4,887,626	4,914,508
Total					8,935,148

Health Care Products 0.28%
Solventum Corp. Term Loan	6.131% (1 mo. USD Term SOFR + 1.38%	)	2/16/2027	16,000,000	15,990,000

Health Care Services 0.35%
Catalent Pharma Solutions, Inc. 2023 Term Loan B4	7.595% (1 mo. USD Term SOFR + 3.00%	)	2/22/2028	2,985,000	2,998,059
DaVita, Inc. 2024 Extended Term Loan B1	6.573% (1 mo. USD Term SOFR + 2.00%	)	5/9/2031	12,000,000	12,059,280
ICON Luxembourg SARL 2024 LUX Term Loan B (Luxembourg)(c)	6.604% (3 mo. USD Term SOFR + 2.00%	)	7/3/2028	3,848,675	3,878,483
PRA Health Sciences, Inc. 2024 US Term Loan B	6.604% (3 mo. USD Term SOFR + 2.00%	)	7/3/2028	958,900	966,327
Total					19,902,149

150	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Services 0.37%
Catalent Pharma Solutions, Inc. 2021 Term Loan B3	6.71% (1 mo. USD Term SOFR + 2.00%	)	2/22/2028	$13,343,407	$13,354,081
IQVIA, Inc. 2022 Term Loan A2	5.864% (3 mo. USD Term SOFR + 1.25%	)	6/16/2027	7,473,684	7,483,026
Total					20,837,107

Home Furnishings 0.45%
Tempur Sealy International, Inc. 2024 Term Loan B	–	(b)	10/3/2031	25,000,000	25,192,625

Insurance 0.17%
Asurion LLC 2021 Term Loan B9	7.937% (1 mo. USD Term SOFR + 3.25%	)	7/31/2027	9,743,261	9,753,150

Internet 0.25%
Gen Digital, Inc. 2021 Term Loan A	6.173% (1 mo. USD Term SOFR + 1.50%	)	9/10/2027	14,000,000	14,019,740

Lodging 0.41%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4	6.338% (1 mo. USD Term SOFR + 1.75%	)	11/8/2030	13,365,000	13,468,645
Wyndham Hotels & Resorts, Inc. 2022 Term Loan A	6.423% (1 mo. USD Term SOFR + 1.75%	)	4/8/2027	9,367,089	9,382,685
Total					22,851,330

Machinery: Construction & Mining 0.07%
Terex Corp. 2024 Term Loan B	6.323% (1 mo. USD Term SOFR + 1.75%	)	10/8/2031	4,000,000	4,030,820

Manufacturing 0.34%
DirecTV Financing LLC Term Loan	9.847% (3 mo. USD Term SOFR + 5.00%	)	8/2/2027	4,147,789	4,193,519
Virgin Media Bristol LLC USD Term Loan N	7.224% (1 mo. USD Term SOFR + 2.50%	)	1/31/2028	15,000,000	14,880,525
Total					19,074,044

Media 1.21%
Charter Communications Operating LLC 2019 Term Loan B2	6.343% (3 mo. USD Term SOFR + 1.75%	)	2/1/2027	33,999,143	34,013,763
Charter Communications Operating LLC 2024 Term Loan B5	–	(b)	11/21/2031	34,000,000	34,000,000
Total					68,013,763

See Notes to Financial Statements.	151

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas 0.13%
Apache Corp. 2024 3 Year Tranche Term Loan A1	6.48% (1 mo. USD Term SOFR + 1.75%	)	1/30/2027	$7,200,000	$7,245,000

Pharmaceuticals 0.22%
Elanco Animal Health, Inc. Term Loan B	6.522% (1 mo. USD Term SOFR + 1.75%	)	8/1/2027	12,121,274	12,136,183

Pipelines 0.39%
Buckeye Partners LP 2024 Term Loan B2	6.573% (1 mo. USD Term SOFR + 2.00%	)	11/22/2030	6,370,928	6,393,831
Buckeye Partners LP 2024 Term Loan B5	6.323% (1 mo. USD Term SOFR + 1.75%	)	11/1/2026	5,491,159	5,503,185
EPIC Crude Services LP 2024 Term Loan B	7.656% (3 mo. USD Term SOFR + 3.00%	)	10/15/2031	10,000,000	10,083,750
Total					21,980,766

Real Estate Investment Trusts 0.23%
Iron Mountain, Inc. 2023 Term Loan B	6.573% (1 mo. USD Term SOFR + 2.00%	)	1/31/2031	12,609,289	12,661,806

Regional 0.08%
Seminole Tribe of Florida 2022 Term Loan A	5.673% (1 mo. USD Term SOFR + 1.00%	)	5/13/2027	4,305,556	4,284,028

Retail 0.21%
KFC Holding Co. 2021 Term Loan B	6.475% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	11,984,990	12,046,413

Semiconductors 0.27%
Broadcom, Inc. Term Loan A5	5.948% (1 mo. USD Term SOFR + 1.38%	)	8/15/2028	15,000,000	14,962,500

Software 0.12%
AppLovin Corp. 2024 Term Loan (2030)	9.25% (PRIME Rate + 1.50%	)	8/16/2030	6,941,860	6,955,848

Transportation 0.14%
Genesee & Wyoming, Inc. 2024 Term Loan B	–	(b)	4/10/2031	8,000,000	8,030,600

Utilities 0.58%
Calpine Corp. 2024 Term Loan B10	–	(b)	1/31/2031	14,918,079	14,974,022
Lightstone Holdco LLC 2022 Extended Term Loan B	10.335% (3 mo. USD Term SOFR + 5.75%	)	1/29/2027	1,320,693	1,339,090

152	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Utilities (continued)
Lightstone Holdco LLC 2022 Extended Term Loan C	10.335% (3 mo. USD Term SOFR + 5.75%	)	1/29/2027	$533,784	$541,219
Nautilus Power LLC 2023 Term Loan B	10.115% (3 mo. USD Term SOFR + 5.25%	)	11/16/2026	10,478,802	10,465,704
Vistra Operations Co. LLC 1st Lien Term Loan B3	6.573% (1 mo. USD Term SOFR + 2.00%	)	12/20/2030	5,000,000	5,032,100
Total					32,352,135
Total Floating Rate Loans (cost $514,564,523)					516,190,173

FOREIGN GOVERNMENT OBLIGATIONS 1.93%

Bermuda 0.23%
Bermuda Government International Bonds	2.375%		8/20/2030	4,000,000	3,414,400
Bermuda Government International Bonds	5.00%		7/15/2032	10,053,000	9,801,675
Total					13,216,075

Colombia 0.35%
Colombia Government International Bonds(c)	7.50%		2/2/2034	12,000,000	12,080,627
Colombia Government International Bonds(c)	7.75%		11/7/2036	7,333,000	7,370,400
Total					19,451,027

Dominican Republic 0.17%
Dominican Republic International Bonds(c)	8.625%		4/20/2027	9,516,000	9,840,972

Hungary 0.21%
Hungary Government International Bonds(c)	5.25%		6/16/2029	12,000,000	11,904,780

Nigeria 0.10%
Nigeria Government International Bonds(c)	6.125%		9/28/2028	6,000,000	5,470,071

Panama 0.25%
Panama Government International Bonds(c)	7.125%		1/29/2026	8,683,000	8,861,595
Panama Government International Bonds(c)	7.50%		3/1/2031	5,000,000	5,279,934
Total					14,141,529

Romania 0.09%
Romania Government International Bonds†(c)	5.75%		3/24/2035	5,454,000	5,041,597

Serbia 0.18%
Serbia International Bonds†(c)	6.00%		6/12/2034	10,000,000	10,033,427

South Africa 0.16%
Republic of South Africa Government International Bonds†(c)	7.10%		11/19/2036	9,000,000	9,090,234

See Notes to Financial Statements.	153

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Uzbekistan 0.19%
Republic of Uzbekistan International Bonds(c)	7.85%		10/12/2028	$10,000,000	$10,446,000
Total Foreign Government Obligations (cost $108,910,384)					108,635,712

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Association Series 2013-48 IO(h) (Cost $118,018)	0.387%	#(i)	7/16/2054	4,137,286	48,917

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 11.61%
Government National Mortgage Association(j)	5.00%		TBA	27,847,000	27,443,757
Government National Mortgage Association(j)	5.50%		TBA	46,301,000	46,321,902
Government National Mortgage Association(j)	6.00%		TBA	47,579,000	48,032,049
Government National Mortgage Association(j)	6.50%		TBA	58,010,000	58,963,589
Uniform Mortgage-Backed Security(j)	2.50%		TBA	7,145,000	6,585,625
Uniform Mortgage-Backed Security(j)	5.00%		TBA	143,107,000	141,526,128
Uniform Mortgage-Backed Security(j)	5.50%		TBA	156,147,000	156,892,613
Uniform Mortgage-Backed Security(j)	6.00%		TBA	116,737,000	118,586,402
Uniform Mortgage-Backed Security(j)	6.50%		TBA	32,486,000	33,253,301
Uniform Mortgage-Backed Security(j)	7.00%		TBA	14,866,000	15,394,465
Total Government Sponsored Enterprises Pass-Throughs (cost $648,217,251)					652,999,831

MUNICIPAL BONDS 0.27%

Natural Gas 0.27%
Texas Natural Gas Securitization Finance Corp. (cost $15,000,000)	5.169%		4/1/2041	15,000,000	15,381,082

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.30%
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A†	3.375%	#(i)	12/25/2064	7,195,406	6,492,458
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	9.525% (1 mo. USD Term SOFR + 4.91%	)#	5/15/2026	5,160,000	1,773,077
GS Mortgage Securities Trust Series 2015-GS1 Class XB(h)	0.325%	#(i)	11/10/2048	30,000,000	65,893
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(h)	0.723%	#(i)	8/5/2034	16,028,000	65,498
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XB7†(h)	0.665%	#(i)	8/5/2034	18,308,000	2,322
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	8,430,000	8,466,483
Total Non-Agency Commercial Mortgage-Backed Securities (cost $20,347,041)					16,865,731

U.S. TREASURY OBLIGATIONS 2.89%
U.S. Treasury Bonds (cost $166,147,781)	4.50%		2/15/2044	162,198,000	162,679,525
Total Long-Term Investments (cost $6,324,070,885)					6,356,491,667

154	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 1.82%

COMMERCIAL PAPER 0.48%

Mining 0.48%
Glencore Funding LLC† (cost $26,929,605)	5.07%	12/20/2024	$27,000,000	$26,933,310

REPURCHASE AGREEMENTS 0.32%
Repurchase Agreement dated 11/29/2024, 2.200% due 12/2/2024 with Fixed Income Clearing Corp. collateralized by $17,977,500 of U.S. Treasury Note at 3.875% due 1/15/2026; value: $18,143,456; proceeds: $17,790,940 (cost $17,787,679)			17,787,679	17,787,679

Time Deposits 0.10%
CitiBank N.A.(k) (cost $5,754,475)			5,754,475	5,754,475

			Shares

Money Market Funds 0.92%
Fidelity Government Portfolio(k) (cost $51,790,273)			51,790,273	51,790,273
Total Short-Term Investments (cost $102,262,032)				102,265,737
Total Investments in Securities 114.82% (cost $6,426,332,917)				6,458,757,404
Other Assets and Liabilities – Net(l) (14.82)%				(833,828,157)
Net Assets 100.00%				$5,624,929,247

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2024, the total value of Rule 144A securities was $2,568,356,239, which represents 45.66% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2024.
(a)	Securities purchased on a when-issued basis (See Note 2(j)).
(b)	Interest Rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2024.

See Notes to Financial Statements.	155

Schedule of Investments (continued)

INCOME FUND November 30, 2024

(h)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Security was purchased with the cash collateral from loaned securities.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers – Sell Protection at November 30, 2024(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.42(4)	Goldman Sachs	1.00%	6/20/2029	$50,820,000	$1,006,322	$205,985	$1,212,307

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $205,985. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at November 30, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	3.138%	12-Month USD SOFR Index	5/15/2034	$110,000,000	$731,694	$4,199,593	$4,931,287
Goldman Sachs(2)	12-Month USD SOFR Index	4.945%	7/12/2025	479,000,000	–	1,503,820	1,503,820
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$731,694	$5,703,413	$6,435,107

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	3.960%	12-Month USD SOFR Index	11/15/2033	$113,416,000	$–	$(2,185,109)	$(2,185,109)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

156	See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2024

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at November 30, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Goldman Sachs	4.622%	CPI Urban Consumer NSA	7/15/2025	$7,393,000	$35,941

NSA	Non-seasonally adjusted.

Forward Foreign Currency Exchange Contracts at November 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian Dollar	Sell	Morgan Stanley	3/7/2025	15,490,000	$11,121,555	$11,103,452	$18,103

Futures Contracts at November 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2025	601	Long	$123,605,760	$123,871,735	$265,975
U.S. Long Bond	March 2025	2,767	Long	323,820,082	330,656,500	6,836,418
U.S. Ultra Treasury Bond	March 2025	4,931	Long	610,379,338	627,161,563	16,782,225
Total Unrealized Appreciation on Futures Contracts						$23,884,618

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	March 2025	2,008	Short	$(226,646,808)	$(230,512,125)	$(3,865,317)
U.S. 5-Year Treasury Note	March 2025	736	Short	(78,709,853)	(79,194,751)	(484,898)
Total Unrealized Depreciation on Futures Contracts						$(4,350,215)

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$552,495,043	$–	$552,495,043
Corporate Bonds	–	4,331,195,653	–	4,331,195,653
Floating Rate Loans	–	516,190,173	–	516,190,173
Foreign Government Obligations	–	108,635,712	–	108,635,712
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	48,917	–	48,917
Government Sponsored Enterprises Pass-Throughs	–	652,999,831	–	652,999,831
Municipal Bonds	–	15,381,082	–	15,381,082
Non-Agency Commercial Mortgage-Backed Securities	–	16,865,731	–	16,865,731
U.S. Treasury Obligations	–	162,679,525	–	162,679,525
Short-Term Investments
Commercial Paper	–	26,933,310	–	26,933,310
Repurchase Agreements	–	17,787,679	–	17,787,679
Time Deposits	–	5,754,475	–	5,754,475
Money Market Funds	51,790,273	–	–	51,790,273
Total	$51,790,273	$6,406,967,131	$–	$6,458,757,404

See Notes to Financial Statements.	157

Schedule of Investments (concluded)

INCOME FUND November 30, 2024

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$1,212,307	$–	$1,212,307
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	6,435,107	–	6,435,107
Liabilities	–	(2,185,109)	–	(2,185,109)
Centrally Cleared CPI Swap Contracts
Assets	–	35,941	–	35,941
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	18,103	–	18,103
Liabilities	–	–	–	–
Futures Contracts
Assets	23,884,618	–	–	23,884,618
Liabilities	(4,350,215)	–	–	(4,350,215)
Total	$19,534,403	$5,516,349	$–	$25,050,752

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

158	See Notes to Financial Statements.

Schedule of Investments

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.50%

ASSET-BACKED SECURITIES 25.07%

Automobiles 8.36%
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%	1/16/2029	$2,300,000	$2,310,906
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%	1/10/2028	93,256	90,466
Carvana Auto Receivables Trust Series 2022-P1 Class A3	3.35%	2/10/2027	3,504,396	3,485,850
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%	7/25/2029	1,090,000	1,104,927
Chase Auto Owner Trust Series 2024-4A Class A3†	4.94%	7/25/2029	1,090,000	1,098,907
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%	5/15/2036	2,468,922	2,494,161
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	1,832,000	1,855,859
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	12,921,935	12,976,915
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%	9/16/2030	585,000	594,798
Ford Credit Auto Lease Trust Series 2024-B Class A3	4.99%	12/15/2027	1,975,000	1,988,058
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3	4.85%	12/18/2028	1,010,000	1,016,415
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	564,167	562,691
Honda Auto Receivables Owner Trust Series 2023-4 Class A3	5.67%	6/21/2028	1,000,000	1,017,152
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%	5/20/2032	625,479	632,369
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%	10/20/2032	685,000	685,764
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3†	5.02%	3/15/2027	2,430,000	2,442,499
LAD Auto Receivables Trust Series 2024-3A Class A3†	4.52%	3/15/2029	740,000	738,005
M&T Bank Auto Receivables Trust Series 2024-1A Class A3†	5.22%	2/17/2032	1,435,000	1,450,402
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	2,175,000	2,207,606

See Notes to Financial Statements.	159

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	$2,015,000	$2,033,356
Octane Receivables Trust Series 2022-1A Class A2†	4.18%	3/20/2028	802,355	800,941
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	778,631	778,983
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	830,000	837,347
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	570,000	570,499
OneMain Direct Auto Receivables Trust Series 2019-1A Class A†	3.63%	9/14/2027	4,827,743	4,796,135
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	1,825,753	1,795,260
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%	11/15/2030	875,000	895,090
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	740,000	752,013
SBNA Auto Lease Trust Series 2024-A Class A3†	5.39%	11/20/2026	5,500,000	5,530,463
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%	4/15/2030	855,000	865,283
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%	2/15/2028	1,800,000	1,814,001
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1†	4.80%	9/19/2039	860,000	859,320
Total				61,082,441

Credit Card 2.23%
American Express Credit Account Master Trust Series 2024-1 Class A	5.23%	4/15/2029	2,435,000	2,480,789
BA Credit Card Trust Series 2024-A1 Class A	4.93%	5/15/2029	2,270,000	2,298,433
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A	3.49%	5/15/2027	3,475,000	3,456,699
First National Master Note Trust Series 2023-1 Class A	5.13%	4/15/2029	1,515,000	1,524,357
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%	7/15/2029	2,318,000	2,354,120
WF Card Issuance Trust Series 2024-A2 Class A	4.29%	10/15/2029	2,025,000	2,018,741

160	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card (continued)
World Financial Network Credit Card Master Note Trust Series 2024-B Class A	4.62%		5/15/2031	$820,000	$820,972
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%		2/15/2031	1,280,000	1,304,114
Total					16,258,225

Other 13.92%
ACREC Ltd. Series 2021-FL1 Class A†	5.875% (1 mo. USD Term SOFR + 1.26%	)#	10/16/2036	1,004,631	999,647
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	10,222	10,207
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	2,240,000	2,270,261
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	1,495,000	1,505,545
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	790,000	787,109
AMMC CLO 25 Ltd. Series 2022-25A Class A1R†	6.006% (3 mo. USD Term SOFR + 1.35%	)#	4/15/2035	1,980,000	1,984,293
Apidos CLO XXXI Ltd. Series 2019-31A Class A1R†	6.018% (3 mo. USD Term SOFR + 1.36%	)#	4/15/2031	4,187,594	4,194,808
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	1,916,693	1,756,720
Bain Capital Credit CLO Ltd. Series 2019-2A Class AR2†	5.778% (3 mo. USD Term SOFR + 1.13%	)#	10/17/2032	1,267,101	1,267,841
BlueMountain CLO Ltd. Series 2013-2A Class A1R†	6.073% (3 mo. USD Term SOFR + 1.44%	)#	10/22/2030	226,644	226,840
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	5.859% (3 mo. USD Term SOFR + 1.24%	)#	7/20/2029	610,287	611,655
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.044% (1 mo. USD Term SOFR + 1.43%	)#	12/15/2038	763,743	763,789
Carlyle Global Market Strategies CLO Ltd. Series 2014-3RA Class A1A†	5.929% (3 mo. USD Term SOFR + 1.31%	)#	7/27/2031	505,691	506,698

See Notes to Financial Statements.	161

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Carlyle Global Market Strategies CLO Ltd. Series 2015-5A Class A1R3†	5.717% (3 mo. USD Term SOFR + 1.10%	)#	1/20/2032	$1,081,491	$1,082,410
Cedar Funding V CLO Ltd. Series 2016-5A Class A1R†	6.009% (3 mo. USD Term SOFR + 1.36%	)#	7/17/2031	2,495,638	2,503,138
Cedar Funding VII CLO Ltd. Series 2018-7A Class AR†	5.697% (3 mo. USD Term SOFR + 1.08%	)#	1/20/2031	2,762,244	2,769,047
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	5.559% (3 mo. USD Term SOFR + 1.06%	)#	5/29/2032	3,220,000	3,220,000
CIFC Funding Ltd. Series 2013-2A Class A1L2†	5.894% (3 mo. USD Term SOFR + 1.26%	)#	10/18/2030	2,773,546	2,779,787
Crestline Denali CLO XVII Ltd. Series 2018-1A Class ARR†	5.786% (3 mo. USD Term SOFR + 1.13%	)#	10/15/2031	1,853,426	1,857,231
DLLMT LLC Series 2024-1A Class A4†	4.98%		4/20/2032	1,210,000	1,222,828
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.811% (3 mo. USD Term SOFR + 1.29%	)#	8/20/2034	1,810,000	1,812,737
Dryden 40 Senior Loan Fund Series 2015-40A Class AR2†	5.674% (3 mo. USD Term SOFR + 1.15%	)#	8/15/2031	2,679,974	2,685,602
Dryden Senior Loan Fund Series 2017-47A Class A1R†	5.898% (3 mo. USD Term SOFR + 1.24%	)#	4/15/2028	609,231	609,828
Galaxy XXII CLO Ltd. Series 2016-22A Class ARRR†	5.887% (3 mo. USD Term SOFR + 1.24%	)#	4/16/2034	1,890,000	1,900,692
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	5.744% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039	1,755,908	1,754,274
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	5.725% (1 mo. USD Term SOFR + 1.11%	)#	9/17/2036	1,069,481	1,068,177
KKR CLO 15 Ltd. Series 15 Class A1R2†	5.732% (3 mo. USD Term SOFR + 1.10%	)#	1/18/2032	2,180,940	2,183,651

162	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
KKR CLO 15 Ltd. Series 15 Class BR2†	6.182% (3 mo. USD Term SOFR + 1.55%	)#	1/18/2032	$1,630,000	$1,632,806
KKR CLO 23 Ltd. Series 23 Class BR†	6.167% (3 mo. USD Term SOFR + 1.55%	)#	10/20/2031	1,600,000	1,605,971
KKR CLO 40 Ltd. Series 40A Class AR†	5.917% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2034	2,390,000	2,403,561
KREF Ltd. Series 2021-FL2 Class A†	5.795% (1 mo. USD Term SOFR + 1.18%	)#	2/15/2039	969,300	963,256
Lendmark Funding Trust Series 2021-1A Class B†	2.47%		11/20/2031	4,700,000	4,312,757
Lendmark Funding Trust Series 2022-1A Class A†	5.12%		7/20/2032	5,810,000	5,819,887
LFT CRE Ltd. Series 2021-FL1 Class A†	5.894% (1 mo. USD Term SOFR + 1.28%	)#	6/15/2039	822,597	817,535
LFT CRE Ltd. Series 2021-FL1 Class B†	6.474% (1 mo. USD Term SOFR + 1.86%	)#	6/15/2039	1,570,000	1,568,091
M&T Equipment Notes Series 2024-1A Class A3†	4.76%		8/18/2031	395,000	395,383
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	5.897% (3 mo. USD Term SOFR + 1.28%	)#	7/27/2034	2,450,000	2,458,615
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	1,460,000	1,368,187
MF1 LLC Series 2024-FL14 Class A†	6.348% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039	2,270,000	2,273,964
MF1 Ltd. Series 2021-FL7 Class A†	5.805% (1 mo. USD Term SOFR + 1.19%	)#	10/16/2036	570,850	568,893
MidOcean Credit CLO VI Series 2016-6A Class ARRR†	5.847% (3 mo. USD Term SOFR + 1.23%	)#	4/20/2033	1,861,463	1,866,117
Newark BSL CLO 2 Ltd. Series 2017-1A Class A1R†	5.858% (3 mo. USD Term SOFR + 1.23%	)#	7/25/2030	1,933,587	1,938,088
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	5.868% (3 mo. USD Term SOFR + 1.21%	)#	7/15/2029	23,047	23,071
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	2,282,000	2,188,432
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	5,445,000	5,481,889

See Notes to Financial Statements.	163

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
PFS Financing Corp. Series 2024-D Class A†	5.34%		4/15/2029	$375,000	$381,298
Regatta XIV Funding Ltd. Series 2018-3A Class AR†	5.726% (3 mo. USD Term SOFR + 1.10%	)#	10/25/2031	2,598,504	2,602,123
Romark CLO Ltd. Series 2017-1A Class A1R†	5.918% (3 mo. USD Term SOFR + 1.29%	)#	10/23/2030	3,267,186	3,274,493
RR 12 Ltd. Series 2020-12A Class AAR3†	5.906% (3 mo. USD Term SOFR + 1.25%	)#	1/15/2036	2,000,000	2,008,119
RR 8 Ltd. Series 2020-8A Class A1R†	6.006% (3 mo. USD Term SOFR + 1.35%	)#	7/15/2037	2,750,000	2,758,625
SCF Equipment Leasing LLC Series 2021-1A Class B†	1.37%		8/20/2029	278,530	277,319
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	3,933,447	3,904,499
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	330,000	337,161
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	5.926% (3 mo. USD Term SOFR + 1.32%	)#	1/29/2032	259,125	259,688
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	5.978% (3 mo. USD Term SOFR + 1.32%	)#	7/15/2031	2,586,931	2,588,761
Verizon Master Trust Series 2024-7 Class A†	4.35%		8/20/2032	1,310,000	1,304,196
Total					101,717,600

Student Loan 0.56%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	2,135,859	1,913,290
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	2,345,586	2,164,647
Total					4,077,937
Total Asset-Backed Securities (cost $183,858,080)					183,136,203

CONVERTIBLE BONDS 0.10%

Commercial Services 0.10%
Block, Inc. (cost $714,633)	Zero Coupon		5/1/2026	770,000	716,293

164	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 59.35%

Aerospace/Defense 1.53%
BAE Systems PLC (United Kingdom)†(a)	5.125%	3/26/2029	$443,000	$448,801
Boeing Co.	2.196%	2/4/2026	1,298,000	1,254,720
Boeing Co.	2.25%	6/15/2026	223,000	213,448
Boeing Co.	2.70%	2/1/2027	490,000	465,793
Boeing Co.	3.20%	3/1/2029	760,000	701,471
Boeing Co.†	6.259%	5/1/2027	1,366,000	1,400,394
Boeing Co.†	6.298%	5/1/2029	1,333,000	1,388,890
Bombardier, Inc. (Canada)†(a)	7.875%	4/15/2027	373,000	374,228
HEICO Corp.	5.25%	8/1/2028	772,000	784,813
Rolls-Royce PLC (United Kingdom)†(a)	3.625%	10/14/2025	249,000	246,649
Rolls-Royce PLC (United Kingdom)†(a)	5.75%	10/15/2027	400,000	407,773
TransDigm, Inc.	5.50%	11/15/2027	1,202,000	1,192,810
TransDigm, Inc.†	6.75%	8/15/2028	776,000	792,458
Triumph Group, Inc.†	9.00%	3/15/2028	1,442,000	1,511,432
Total				11,183,680

Agriculture 2.22%
BAT International Finance PLC (United Kingdom)(a)	5.931%	2/2/2029	2,000,000	2,080,663
Imperial Brands Finance PLC (United Kingdom)†(a)	5.50%	2/1/2030	449,000	457,445
Imperial Brands Finance PLC (United Kingdom)†(a)	6.125%	7/27/2027	4,954,000	5,103,687
Viterra Finance BV (Netherlands)†(a)	2.00%	4/21/2026	4,352,000	4,165,777
Viterra Finance BV (Netherlands)†(a)	4.90%	4/21/2027	4,414,000	4,389,877
Total				16,197,449

Airlines 0.13%
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	74,911	74,426
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	875,707	883,912
Total				958,338

Apparel 0.21%
PVH Corp.	4.625%	7/10/2025	1,561,000	1,554,620

Auto Manufacturers 2.34%
Ford Motor Credit Co. LLC	5.125%	11/5/2026	1,506,000	1,503,442
Ford Motor Credit Co. LLC	5.303%	9/6/2029	1,202,000	1,190,670
Ford Motor Credit Co. LLC	5.80%	3/8/2029	1,429,000	1,443,743
Ford Motor Credit Co. LLC	5.85%	5/17/2027	823,000	835,425
General Motors Financial Co., Inc.	4.90%	10/6/2029	753,000	750,196

See Notes to Financial Statements.	165

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
General Motors Financial Co., Inc.	5.35%		7/15/2027	$577,000	$584,511
General Motors Financial Co., Inc.	5.40%		4/6/2026	1,204,000	1,212,724
General Motors Financial Co., Inc.	5.40%		5/8/2027	315,000	319,370
General Motors Financial Co., Inc.	5.55%		7/15/2029	699,000	714,856
Hyundai Capital America†	2.00%		6/15/2028	910,000	825,754
Hyundai Capital America†	5.30%		1/8/2029	584,000	592,297
Hyundai Capital America†	5.50%		3/30/2026	115,000	115,907
Hyundai Capital America†	5.65%		6/26/2026	1,665,000	1,684,303
Hyundai Capital America†	6.10%		9/21/2028	1,497,000	1,558,801
Hyundai Capital America†	6.50%		1/16/2029	2,000,000	2,115,035
Jaguar Land Rover Automotive PLC (United Kingdom)†(a)	7.75%		10/15/2025	269,000	269,365
Volkswagen Group of America Finance LLC†	4.90%		8/14/2026	376,000	374,731
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	990,000	1,001,292
Total					17,092,422

Auto Parts & Equipment 0.09%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027	674,000	678,763

Banks 15.51%
ABN AMRO Bank NV (Netherlands)†(a)	4.75%		7/28/2025	5,620,000	5,603,708
AIB Group PLC (Ireland)†(a)	6.608% (SOFR + 2.33%	)#	9/13/2029	1,327,000	1,400,462
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	4.40%		5/19/2026	2,317,000	2,296,739
Bank of America Corp.	4.948% (SOFR + 2.04%	)#	7/22/2028	2,522,000	2,534,897
Bank of Ireland Group PLC (Ireland)†(a)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	4,197,000	3,987,252
Bank of Ireland Group PLC (Ireland)†(a)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026	1,792,000	1,807,708
BankUnited, Inc.	4.875%		11/17/2025	4,100,000	4,092,902
Barclays PLC (United Kingdom)(a)	4.836%		5/9/2028	1,142,000	1,130,514
Barclays PLC (United Kingdom)(a)	5.20%		5/12/2026	3,750,000	3,754,839
Barclays PLC (United Kingdom)(a)	6.496% (SOFR + 1.88%	)#	9/13/2027	1,872,000	1,919,580
Barclays PLC (United Kingdom)(a)	7.385% (1 yr. CMT + 3.30%	)#	11/2/2028	951,000	1,012,191
BBVA Bancomer SA†	5.25%		9/10/2029	200,000	197,530
BNP Paribas SA (France)†(a)	2.219% (SOFR + 2.07%	)#	6/9/2026	446,000	439,427

166	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
BNP Paribas SA (France)†(a)	2.591% (SOFR + 1.23%	)#	1/20/2028	$1,357,000	$1,293,574
BNP Paribas SA (France)†(a)	4.375%		5/12/2026	436,000	430,724
BNP Paribas SA (France)†(a)	5.497% (SOFR + 1.59%	)#	5/20/2030	1,426,000	1,449,642
BPCE SA (France)†(a)	4.50%		3/15/2025	2,114,000	2,107,935
BPCE SA (France)†(a)	5.716% (SOFR + 1.96%	)#	1/18/2030	705,000	716,349
BPCE SA (France)†(a)	5.975% (SOFR + 2.10%	)#	1/18/2027	2,788,000	2,811,976
CaixaBank SA (Spain)†(a)	5.673% (SOFR + 1.78%	)#	3/15/2030	540,000	549,644
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	1,811,000	1,830,871
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030	646,000	663,598
Credit Agricole SA (France)†(a)	4.375%		3/17/2025	2,058,000	2,051,547
Danske Bank AS (Denmark)†(a)	1.621% (1 yr. CMT + 1.35%	)#	9/11/2026	608,000	592,452
Danske Bank AS (Denmark)†(a)	3.244% (3 mo. USD LIBOR + 1.59%	)#	12/20/2025	5,328,000	5,323,468
Danske Bank AS (Denmark)†(a)	4.613% (1 yr. CMT + 1.10%	)#	10/2/2030	887,000	872,373
Danske Bank AS (Denmark)†(a)	5.427% (1 yr. CMT + 0.95%	)#	3/1/2028	1,087,000	1,101,113
Danske Bank AS (Denmark)†(a)	5.705% (1 yr. CMT + 1.40%	)#	3/1/2030	458,000	469,263
Discover Bank	4.25%		3/13/2026	1,275,000	1,265,834
Federation des Caisses Desjardins du Quebec (Canada)†(a)	5.25%		4/26/2029	1,472,000	1,495,629
Federation des Caisses Desjardins du Quebec (Canada)†(a)	5.70%		3/14/2028	2,139,000	2,197,595
First Citizens BancShares, Inc.	3.375% (3 mo. USD Term SOFR + 2.47%	)#	3/15/2030	253,000	250,995
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%	)#	10/21/2027	2,257,000	2,138,102
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%	)#	2/24/2028	2,467,000	2,354,828
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%	)#	5/1/2029	4,000,000	3,926,225
HSBC Holdings PLC (United Kingdom)(a)	5.597% (SOFR + 1.06%	)#	5/17/2028	1,164,000	1,180,902

See Notes to Financial Statements.	167

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%	)#	8/4/2028	$788,000	$780,464
Intesa Sanpaolo SpA (Italy)†(a)	5.71%		1/15/2026	1,102,000	1,105,834
KODIT Global Co. Ltd. (South Korea)†(a)	5.357%		5/29/2027	1,060,000	1,075,405
Lloyds Banking Group PLC (United Kingdom)(a)	4.582%		12/10/2025	5,156,000	5,126,288
Lloyds Banking Group PLC (United Kingdom)(a)	5.462% (1 yr. CMT + 1.38%	)#	1/5/2028	759,000	767,775
Macquarie Group Ltd. (Australia)†(a)	1.34% (SOFR + 1.07%	)#	1/12/2027	403,000	387,175
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	4,341,000	4,335,724
Morgan Stanley	5.042% (SOFR + 1.22%	)#	7/19/2030	476,000	479,577
National Bank of Canada (Canada)(a)	4.50%		10/10/2029	583,000	574,923
NatWest Group PLC (United Kingdom)(a)	4.892% (3 mo. USD LIBOR + 1.75%	)#	5/18/2029	871,000	869,141
NatWest Group PLC (United Kingdom)(a)	4.964% (1 yr. CMT + 1.22%	)#	8/15/2030	614,000	612,241
NatWest Group PLC (United Kingdom)(a)	5.808% (1 yr. CMT + 1.95%	)#	9/13/2029	1,441,000	1,481,950
NatWest Markets PLC (United Kingdom)†(a)	5.416%		5/17/2027	439,000	446,197
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%	)#	1/6/2028	2,232,000	2,118,208
Santander U.K. Group Holdings PLC (United Kingdom)†(a)	4.75%		9/15/2025	3,337,000	3,323,930
Societe Generale SA (France)†(a)	1.488% (1 yr. CMT + 1.10%	)#	12/14/2026	631,000	607,490
Societe Generale SA (France)†(a)	2.226% (1 yr. CMT + 1.05%	)#	1/21/2026	1,992,000	1,983,016
Societe Generale SA (France)†(a)	5.25%		2/19/2027	1,252,000	1,257,095
Standard Chartered PLC (United Kingdom)†(a)	5.688% (1 yr. CMT + 1.05%	)#	5/14/2028	613,000	622,388
Swedbank AB (Sweden)†(a)	5.626% (SOFR + 1.03%	)#	11/20/2029	696,000	697,697
Truist Financial Corp.	5.435% (SOFR + 1.62%	)#	1/24/2030	563,000	572,943
U.S. Bancorp	4.548% (SOFR + 1.66%	)#	7/22/2028	2,328,000	2,317,198
U.S. Bancorp	5.10% (SOFR + 1.25%	)#	7/23/2030	802,000	809,285
U.S. Bancorp	5.384% (SOFR + 1.56%	)#	1/23/2030	434,000	442,553

168	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
U.S. Bancorp	6.787% (SOFR + 1.88%	)#	10/26/2027	$1,707,000	$1,769,233
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	1,277,000	1,205,599
UBS Group AG (Switzerland)†(a)	5.428% (1 yr. CMT + 1.52%	)#	2/8/2030	769,000	782,314
UniCredit SpA (Italy)†(a)	2.569% (1 yr. CMT + 2.30%	)#	9/22/2026	2,520,000	2,465,515
Wells Fargo & Co.	4.808% (SOFR + 1.98%	)#	7/25/2028	5,134,000	5,132,863
Wells Fargo & Co.	5.707% (SOFR + 1.07%	)#	4/22/2028	851,000	868,191
Wells Fargo & Co.	6.303% (SOFR + 1.79%	)#	10/23/2029	949,000	998,324
Total					113,268,924

Beverages 0.24%
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	1,208,000	1,220,034
Coca-Cola Consolidated, Inc.	5.25%		6/1/2029	491,000	502,788
Total					1,722,822

Biotechnology 0.27%
Illumina, Inc.	5.75%		12/13/2027	1,901,000	1,950,925

Chemicals 1.09%
Celanese U.S. Holdings LLC	6.165%		7/15/2027	2,442,000	2,492,248
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	1,984,000	1,924,140
Kraton Corp.†	5.00%		7/15/2027	973,000	980,179
Orbia Advance Corp. SAB de CV (Mexico)†(a)	1.875%		5/11/2026	1,835,000	1,739,094
Solvay Finance America LLC†	5.65%		6/4/2029	817,000	840,039
Total					7,975,700

Commercial Services 0.95%
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%		7/15/2027	887,000	895,690
Element Fleet Management Corp. (Canada)†(a)	5.643%		3/13/2027	644,000	655,313
GXO Logistics, Inc.	6.25%		5/6/2029	1,116,000	1,155,562
Quanta Services, Inc.	4.75%		8/9/2027	546,000	546,458
Triton Container International Ltd.†	2.05%		4/15/2026	3,872,000	3,702,186
Total					6,955,209

See Notes to Financial Statements.	169

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Computers 0.15%
Crowdstrike Holdings, Inc.	3.00%		2/15/2029	$948,000	$866,557
Genpact Luxembourg SARL/Genpact USA, Inc. (Luxembourg)(a)	6.00%		6/4/2029	252,000	260,758
Total					1,127,315

Diversified Financial Services 3.42%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.625%		9/10/2029	760,000	750,714
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	6.45%		4/15/2027	974,000	1,009,456
AG TTMT Escrow Issuer LLC†	8.625%		9/30/2027	1,329,000	1,385,811
Aircastle Ltd.†	5.25%		8/11/2025	2,446,000	2,448,398
Ally Financial, Inc.	5.75%		11/20/2025	5,002,000	5,024,695
Aviation Capital Group LLC†	1.95%		1/30/2026	346,000	333,903
Aviation Capital Group LLC†	5.375%		7/15/2029	439,000	446,369
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026	2,247,000	2,217,982
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.75%		11/15/2029	614,000	629,790
Avolon Holdings Funding Ltd. (Ireland)†(a)	6.375%		5/4/2028	3,000,000	3,114,757
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	337,000	338,045
Castlelake Aviation Finance DAC (Ireland)†(a)	5.00%		4/15/2027	312,000	314,330
LPL Holdings, Inc.†	4.00%		3/15/2029	1,478,000	1,404,914
LPL Holdings, Inc.	5.70%		5/20/2027	334,000	339,661
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	5.15%		3/17/2030	201,000	198,256
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(a)	8.125%		3/30/2029	639,000	675,213
Navient Corp.	5.00%		3/15/2027	165,000	162,919
Navient Corp.	6.75%		6/25/2025	800,000	803,984
Nuveen LLC†	5.55%		1/15/2030	443,000	457,026
Osaic Holdings, Inc.†	10.75%		8/1/2027	609,000	631,020
Radian Group, Inc.	6.20%		5/15/2029	812,000	838,850
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	1,378,000	1,316,361
SLM Corp.	4.20%		10/29/2025	183,000	180,526
Total					25,022,980

Electric 4.30%
AEP Texas, Inc.	5.45%		5/15/2029	422,000	433,696
AES Corp.†	3.30%		7/15/2025	2,791,000	2,759,486
Algonquin Power & Utilities Corp. (Canada)(a)	5.365%	(b)	6/15/2026	722,000	726,360

170	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Ameren Corp.	5.00%	1/15/2029	$1,053,000	$1,063,075
Black Hills Corp.	5.95%	3/15/2028	1,010,000	1,050,007
Calpine Corp.†	5.25%	6/1/2026	134,000	133,356
CenterPoint Energy, Inc.	5.40%	6/1/2029	860,000	878,647
Comision Federal de Electricidad (Mexico)†(a)	4.688%	5/15/2029	803,000	763,127
DTE Energy Co.	4.875%	6/1/2028	1,415,000	1,421,738
DTE Energy Co.	5.10%	3/1/2029	1,088,000	1,100,754
Enel Finance International NV (Netherlands)†(a)	5.125%	6/26/2029	858,000	866,279
Engie SA (France)†(a)	5.25%	4/10/2029	452,000	460,955
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%	2/11/2025	1,977,000	1,980,603
Fells Point Funding Trust†	3.046%	1/31/2027	2,777,000	2,674,227
FirstEnergy Pennsylvania Electric Co.†	5.15%	3/30/2026	1,081,000	1,083,053
FirstEnergy Transmission LLC†	4.55%	1/15/2030	228,000	224,569
Liberty Utilities Co.†	5.577%	1/31/2029	678,000	690,484
OGE Energy Corp.	5.45%	5/15/2029	344,000	353,298
Pacific Gas & Electric Co.	3.15%	1/1/2026	4,190,729	4,114,156
Pacific Gas & Electric Co.	5.55%	5/15/2029	642,000	657,605
Puget Energy, Inc.	3.65%	5/15/2025	2,587,000	2,569,782
System Energy Resources, Inc.	6.00%	4/15/2028	5,000,000	5,185,726
Vistra Operations Co. LLC†(c)	5.05%	12/30/2026	194,000	194,444
Total				31,385,427

Energy-Alternate Sources 0.18%
Greenko Dutch BV (Netherlands)†(a)	3.85%	3/29/2026	1,402,465	1,344,347

Entertainment 0.57%
Everi Holdings, Inc.†	5.00%	7/15/2029	2,000,000	1,990,347
Warnermedia Holdings, Inc.	3.755%	3/15/2027	1,833,000	1,775,589
Warnermedia Holdings, Inc.	4.054%	3/15/2029	419,000	396,497
Total				4,162,433

Environmental Control 0.10%
Veralto Corp.	5.35%	9/18/2028	706,000	721,379

Food 0.24%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	1,492,000	1,463,780
Tyson Foods, Inc.	5.40%	3/15/2029	273,000	278,894
Total				1,742,674

See Notes to Financial Statements.	171

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Gas 0.72%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	$3,505,000	$3,476,469
NiSource, Inc.	5.20%	7/1/2029	480,000	488,427
Southwest Gas Corp.	5.80%	12/1/2027	1,252,000	1,284,497
Total				5,249,393

Hand/Machine Tools 0.52%
Regal Rexnord Corp.	6.05%	2/15/2026	1,497,000	1,512,205
Regal Rexnord Corp.	6.05%	4/15/2028	2,206,000	2,269,491
Total				3,781,696

Health Care-Products 0.43%
GE HealthCare Technologies, Inc.	4.80%	8/14/2029	232,000	232,497
Solventum Corp.†	5.40%	3/1/2029	1,796,000	1,821,948
Solventum Corp.†	5.45%	2/25/2027	1,088,000	1,101,827
Total				3,156,272

Health Care-Services 1.09%
Centene Corp.	2.45%	7/15/2028	2,880,000	2,606,217
Centene Corp.	4.25%	12/15/2027	3,407,000	3,297,236
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	405,000	412,989
Icon Investments Six DAC (Ireland)(a)	5.809%	5/8/2027	496,000	505,761
Icon Investments Six DAC (Ireland)(a)	5.849%	5/8/2029	520,000	534,299
IQVIA, Inc.†	5.00%	5/15/2027	237,000	234,548
Universal Health Services, Inc.	4.625%	10/15/2029	377,000	367,497
Total				7,958,547

Insurance 3.63%
AEGON Funding Co. LLC†	5.50%	4/16/2027	1,714,000	1,735,414
American National Group, Inc.	5.75%	10/1/2029	134,000	135,935
Aon Corp.	8.205%	1/1/2027	1,183,000	1,250,037
Athene Global Funding†	5.516%	3/25/2027	1,038,000	1,053,189
Brighthouse Financial Global Funding†	5.55%	4/9/2027	1,277,000	1,291,561
Brighthouse Financial Global Funding†	5.65%	6/10/2029	968,000	987,547
CNO Financial Group, Inc.	5.25%	5/30/2025	750,000	750,111
CNO Global Funding†	4.95%	9/9/2029	301,000	301,322
CNO Global Funding†	5.875%	6/4/2027	1,223,000	1,251,168
CNO Global Funding †	1.75%	10/7/2026	1,313,000	1,239,476
Equitable Financial Life Global Funding†	5.45%	3/3/2028	2,416,000	2,451,348
F&G Annuities & Life, Inc.	6.50%	6/4/2029	445,000	458,461
F&G Annuities & Life, Inc.	7.40%	1/13/2028	1,438,000	1,510,444

172	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
F&G Global Funding†	1.75%	6/30/2026	$1,080,000	$1,026,300
F&G Global Funding†	2.30%	4/11/2027	3,750,000	3,519,578
F&G Global Funding†	5.875%	6/10/2027	842,000	856,157
GA Global Funding Trust†	4.40%	9/23/2027	1,140,000	1,127,343
GA Global Funding Trust†	5.50%	1/8/2029	1,386,000	1,414,531
Jackson National Life Global Funding†	4.60%	10/1/2029	449,000	442,598
Jackson National Life Global Funding†	5.55%	7/2/2027	1,119,000	1,137,990
Jackson National Life Global Funding†	5.60%	4/10/2026	837,000	844,052
MGIC Investment Corp.	5.25%	8/15/2028	750,000	743,380
NMI Holdings, Inc.	6.00%	8/15/2029	344,000	349,241
RGA Global Funding†	5.448%	5/24/2029	660,000	677,206
Total				26,554,389

Internet 0.71%
Prosus NV (Netherlands)†(a)	3.257%	1/19/2027	2,000,000	1,907,476
Rakuten Group, Inc. (Japan)†(a)	11.25%	2/15/2027	1,300,000	1,419,778
Uber Technologies, Inc.†	4.50%	8/15/2029	1,895,000	1,850,589
Total				5,177,843

Leisure Time 0.61%
Carnival Corp.†	4.00%	8/1/2028	2,638,000	2,513,120
Carnival Corp.†	5.75%	3/1/2027	1,905,000	1,914,488
Total				4,427,608

Lodging 0.33%
Hyatt Hotels Corp.	5.25%	6/30/2029	502,000	507,599
Las Vegas Sands Corp.	3.50%	8/18/2026	1,587,000	1,545,738
Las Vegas Sands Corp.	5.90%	6/1/2027	337,000	342,514
Total				2,395,851

Machinery-Diversified 0.06%
AGCO Corp.	5.45%	3/21/2027	215,000	217,752
IDEX Corp.	4.95%	9/1/2029	208,000	209,396
Total				427,148

Media 0.38%
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	1,000,000	983,473
Discovery Communications LLC	3.95%	3/20/2028	287,000	274,534
FactSet Research Systems, Inc.	2.90%	3/1/2027	982,000	942,811
Nexstar Media, Inc.†	5.625%	7/15/2027	564,000	556,278
Total				2,757,096

See Notes to Financial Statements.	173

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining 0.84%
Anglo American Capital PLC (United Kingdom)†(a)	2.25%	3/17/2028	$354,000	$326,148
Anglo American Capital PLC (United Kingdom)†(a)	3.875%	3/16/2029	201,000	192,704
Anglo American Capital PLC (United Kingdom)†(a)	4.50%	3/15/2028	788,000	777,780
Glencore Funding LLC†	4.00%	3/27/2027	1,097,000	1,078,891
Glencore Funding LLC†	5.338%	4/4/2027	1,224,000	1,239,505
Glencore Funding LLC†	5.371%	4/4/2029	1,214,000	1,236,492
Glencore Funding LLC†	6.125%	10/6/2028	969,000	1,013,000
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(a)	6.70%	10/17/2028	293,000	295,684
Total				6,160,204

Oil & Gas 8.20%
Antero Resources Corp.†	7.625%	2/1/2029	578,000	592,878
Apache Corp.	4.375%	10/15/2028	2,530,000	2,452,820
Chord Energy Corp.†	6.375%	6/1/2026	2,228,000	2,236,801
CITGO Petroleum Corp.†	6.375%	6/15/2026	609,000	612,462
CITGO Petroleum Corp.†	7.00%	6/15/2025	948,000	949,836
Civitas Resources, Inc.†	8.375%	7/1/2028	858,000	896,628
Continental Resources, Inc.†	2.268%	11/15/2026	4,431,000	4,201,052
Continental Resources, Inc.	4.375%	1/15/2028	3,076,000	3,011,412
Coterra Energy, Inc.	3.90%	5/15/2027	351,000	343,836
Coterra Energy, Inc.	4.375%	3/15/2029	548,000	533,879
Crescent Energy Finance LLC†	9.25%	2/15/2028	1,801,000	1,894,475
Devon Energy Corp.	5.25%	10/15/2027	5,729,000	5,744,133
Devon Energy Corp.	5.875%	6/15/2028	4,163,000	4,185,594
Diamondback Energy, Inc.	5.15%	1/30/2030	355,000	359,376
Ecopetrol SA (Colombia)(a)	8.625%	1/19/2029	1,597,000	1,703,276
EQT Corp.	3.90%	10/1/2027	3,000,000	2,934,038
Expand Energy Corp.	5.375%	2/1/2029	583,000	580,652
Expand Energy Corp.†	5.875%	2/1/2029	970,000	971,286
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	1,133,000	1,158,823
Helmerich & Payne, Inc.†	4.65%	12/1/2027	599,000	594,063
Helmerich & Payne, Inc.†	4.85%	12/1/2029	1,191,000	1,165,888
HF Sinclair Corp.	5.00%	2/1/2028	1,500,000	1,492,866
Marathon Oil Corp.	5.30%	4/1/2029	873,000	899,272
Matador Resources Co.†	6.875%	4/15/2028	1,666,000	1,706,867
OGX Austria GmbH (Brazil)†(a)(d)	Zero Coupon	6/1/2018	225,000	4
Ovintiv, Inc.	5.65%	5/15/2028	2,374,000	2,422,142
Petrobras Global Finance BV (Netherlands)(a)	5.299%	1/27/2025	1,616,000	1,618,031

174	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Petroleos Mexicanos (Mexico)(a)	6.49%	1/23/2027	$3,594,000	$3,529,549
Petroleos Mexicanos (Mexico)(a)	6.875%	8/4/2026	750,000	745,853
Range Resources Corp.	8.25%	1/15/2029	1,282,000	1,322,275
Sitio Royalties Operating Partnership LP/ Sitio Finance Corp.†	7.875%	11/1/2028	1,336,000	1,395,893
Suncor Energy, Inc. (Canada)(a)	7.875%	6/15/2026	2,719,000	2,834,582
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	2.625%	8/15/2025	2,000,000	1,956,889
Viper Energy, Inc.†	5.375%	11/1/2027	2,857,000	2,843,030
Total				59,890,461

Packaging & Containers 0.07%
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	333,000	341,307
Sonoco Products Co.	4.45%	9/1/2026	183,000	181,973
Total				523,280

Pharmaceuticals 1.11%
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	3,750,000	3,718,585
Bayer U.S. Finance LLC†	6.25%	1/21/2029	1,799,000	1,856,239
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%	10/1/2026	2,612,000	2,503,027
Total				8,077,851

Pipelines 1.99%
Buckeye Partners LP†	4.125%	3/1/2025	1,215,000	1,209,089
Enbridge, Inc. (Canada)(a)	5.30%	4/5/2029	524,000	533,824
Energy Transfer LP†	6.00%	2/1/2029	2,000,000	2,032,734
EnLink Midstream LLC†	5.625%	1/15/2028	1,810,000	1,842,652
EnLink Midstream Partners LP	4.15%	6/1/2025	1,013,000	1,008,097
EQM Midstream Partners LP†	7.50%	6/1/2027	233,000	239,552
Genesis Energy LP/Genesis Energy Finance Corp.	8.00%	1/15/2027	731,000	747,094
Kinder Morgan, Inc.	5.00%	2/1/2029	500,000	503,831
South Bow USA Infrastructure Holdings LLC†	4.911%	9/1/2027	756,000	755,420
South Bow USA Infrastructure Holdings LLC†	5.026%	10/1/2029	916,000	909,183
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%	7/15/2027	2,879,000	2,911,141
Venture Global LNG, Inc.†	8.125%	6/1/2028	650,000	679,771
Western Midstream Operating LP	6.35%	1/15/2029	448,000	467,162
Whistler Pipeline LLC†	5.40%	9/30/2029	690,000	696,030
Total				14,535,580

See Notes to Financial Statements.	175

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS 3.10%
American Tower Corp.	3.60%	1/15/2028	$4,211,000	$4,076,622
Crown Castle, Inc.	5.00%	1/11/2028	1,464,000	1,474,077
EPR Properties	4.75%	12/15/2026	3,360,000	3,341,756
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	1,275,000	1,274,764
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%	6/15/2026	2,067,000	1,999,300
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%	6/15/2027	158,000	164,936
Kite Realty Group Trust	4.00%	3/15/2025	1,755,000	1,749,347
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025	4,577,000	4,561,690
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	2,599,000	2,520,531
Vornado Realty LP	3.50%	1/15/2025	1,500,000	1,495,007
Total				22,658,030

Retail 0.27%
CEC Entertainment LLC†	6.75%	5/1/2026	700,000	698,787
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%	11/28/2025	1,305,000	1,307,090
Total				2,005,877

Semiconductors 0.65%
Broadcom, Inc.	5.05%	7/12/2029	807,000	816,251
Entegris, Inc.†	4.375%	4/15/2028	955,000	915,845
Entegris, Inc.†	4.75%	4/15/2029	1,315,000	1,275,630
Foundry JV Holdco LLC†	5.90%	1/25/2030	302,000	307,756
Intel Corp.	2.45%	11/15/2029	377,000	336,858
Intel Corp.	3.15%	5/11/2027	151,000	145,831
Intel Corp.	3.75%	8/5/2027	428,000	417,105
Qorvo, Inc.	1.75%	12/15/2024	529,000	528,110
Total				4,743,386

Shipbuilding 0.03%
Huntington Ingalls Industries, Inc.	5.353%	1/15/2030	218,000	219,926

Software 0.43%
AppLovin Corp.(c)	5.125%	12/1/2029	698,000	702,957
Atlassian Corp. (Australia)(a)	5.25%	5/15/2029	961,000	980,073
Cadence Design Systems, Inc.	4.30%	9/10/2029	517,000	511,007
Concentrix Corp.	6.65%	8/2/2026	730,000	744,304
Take-Two Interactive Software, Inc.	5.40%	6/12/2029	173,000	176,957
Total				3,115,298

176	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Telecommunications 0.34%
Altice France SA (France)†(a)	8.125%		2/1/2027	$800,000	$674,018
Sprint Capital Corp.	6.875%		11/15/2028	1,664,000	1,787,840
Total					2,461,858

Transportation 0.15%
XPO, Inc.†	6.25%		6/1/2028	1,109,000	1,127,341

Trucking & Leasing 0.15%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	361,000	356,936
GATX Corp.	5.40%		3/15/2027	380,000	385,409
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.40%		11/15/2026	380,000	369,550
Total					1,111,895
Total Corporate Bonds (cost $433,327,724)					433,562,237

FLOATING RATE LOANS(e) 1.66%

Diversified Financial Services 0.20%
Corpay Technologies Operating Co. LLC Term Loan B5	6.323% (1 mo. USD Term SOFR + 1.75%	)	4/28/2028	1,447,496	1,450,094

Health Care Services 0.27%
Catalent Pharma Solutions, Inc. 2023 Term Loan B4	7.595% (1 mo. USD Term SOFR + 3.00%	)	2/22/2028	1,990,000	1,998,706

Internet 0.31%
Gen Digital, Inc. 2021 Term Loan A	6.173% (1 mo. USD Term SOFR + 1.50%	)	9/10/2027	2,281,250	2,284,467

Oil & Gas 0.45%
Occidental Petroleum Corp. 2 Year Term Loan	6.381% (1 mo. USD Term SOFR + 1.63%	)	12/29/2025	3,156,000	3,156,395
Occidental Petroleum Corp. 364 Day Term Loan	6.256% (1 mo. USD Term SOFR + 1.50%	)	7/29/2025	129,450	129,466
Total					3,285,861

Pharmaceuticals 0.24%
Elanco Animal Health, Inc. Term Loan B	6.522% (1 mo. USD Term SOFR + 1.75%	)	8/1/2027	1,752,445	1,754,600

Pipelines 0.05%
Buckeye Partners LP 2024 Term Loan B5	6.323% (1 mo. USD Term SOFR + 1.75%	)	11/1/2026	387,695	388,544

See Notes to Financial Statements.	177

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Semiconductors 0.14%
Broadcom, Inc. 2023 Term Loan A3	5.698% (1 mo. USD Term SOFR + 1.13%	)	8/14/2026	$999,581	$997,082
Total Floating Rate Loans (cost $12,168,697)					12,159,354

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.40%

Colombia 0.11%
Colombia Government International Bonds	3.875%		4/25/2027	809,000	780,072

Kazakhstan 0.03%
Development Bank of Kazakhstan JSC†	5.25%		10/23/2029	250,000	250,800

Mexico 0.04%
Mexico Government International Bonds	3.75%		1/11/2028	301,000	289,810

Panama 0.06%
Panama Government International Bonds	3.75%		3/16/2025	200,000	198,807
Panama Government International Bonds	8.875%		9/30/2027	217,000	236,434
Total					435,241

Romania 0.16%
Romania Government International Bonds	5.25%		11/25/2027	1,206,000	1,190,473
Total Foreign Government Obligations (cost $2,933,833)					2,946,396

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.02%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K061 Class X1(f)	0.275%	#(g)	11/25/2026	13,217,525	38,858
Government National Mortgage Association Series 2013-193 IO(f)	0.172%	#(g)	1/16/2055	17,054	76
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(g)	1/16/2048	108,144	97,381
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	13,978	13,680
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $163,432)					149,995

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.38%
Federal Home Loan Mortgage Corp.	4.10%		7/1/2029	350,000	342,690
Federal Home Loan Mortgage Corp.	4.15%		7/1/2029	330,000	323,785
Federal Home Loan Mortgage Corp.	4.50%		7/1/2029	400,000	397,075
Federal Home Loan Mortgage Corp.	6.101% (1 yr. USD RFUCCT + 1.66%	)#	2/1/2038	80,729	83,388
Federal Home Loan Mortgage Corp.	6.337% (1 yr. USD RFUCCT + 1.79%	)#	5/1/2036	11,740	12,167

178	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	6.505% (1 yr. USD RFUCCT + 1.96%	)#	2/1/2037	$42,917	$44,349
Federal Home Loan Mortgage Corp.	6.568% (1 yr. USD RFUCCT + 1.72%	)#	4/1/2037	13,370	13,855
Federal Home Loan Mortgage Corp.	6.606% (1 yr. USD RFUCCT + 1.79%	)#	10/1/2038	11,940	12,320
Federal Home Loan Mortgage Corp.	6.64% (1 yr. USD RFUCCT + 1.64%	)#	11/1/2043	92,067	93,502
Federal Home Loan Mortgage Corp.	7.238% (1 yr. USD RFUCCT + 1.92%	)#	9/1/2036	41,961	43,431
Federal Home Loan Mortgage Corp.	7.274% (1 yr. USD RFUCCT + 1.79%	)#	12/1/2036	36,060	37,276
Federal National Mortgage Association	6.337% (1 yr. USD RFUCCT + 1.82%	)#	12/1/2040	16,285	16,843
Federal National Mortgage Association	6.365% (1 yr. USD RFUCCT + 1.81%	)#	4/1/2040	19,395	20,094
Federal National Mortgage Association	6.39% (1 yr. USD RFUCCT + 1.52%	)#	3/1/2039	27,003	27,874
Federal National Mortgage Association	6.448% (1 yr. CMT + 2.24%	)#	3/1/2038	2,974	3,070
Federal National Mortgage Association	6.525% (1 yr. USD RFUCCT + 1.51%	)#	6/1/2038	41,772	42,253
Federal National Mortgage Association	6.57% (1 yr. USD RFUCCT + 1.63%	)#	8/1/2038	7,836	7,956
Federal National Mortgage Association	6.609% (1 yr. USD RFUCCT + 1.61%	)#	8/1/2037	3,644	3,761
Federal National Mortgage Association	6.648% (1 yr. CMT + 2.20%	)#	1/1/2038	27,442	28,329
Federal National Mortgage Association	6.838% (1 yr. USD RFUCCT + 1.82%	)#	12/1/2040	40,188	41,651
Federal National Mortgage Association	6.914% (1 yr. USD RFUCCT + 1.89%	)#	12/1/2038	15,522	16,092
Federal National Mortgage Association	6.941% (1 yr. USD RFUCCT + 1.60%	)#	10/1/2045	22,466	23,147
Federal National Mortgage Association	7.039% (1 yr. USD RFUCCT + 1.64%	)#	9/1/2038	31,929	33,038
Federal National Mortgage Association	7.185% (1 yr. USD RFUCCT + 1.53%	)#	10/1/2035	46,710	48,290
Federal National Mortgage Association	7.195% (1 yr. USD RFUCCT + 1.80%	)#	3/1/2042	139,541	144,328
Federal National Mortgage Association	7.508% (1 yr. USD RFUCCT + 1.81%	)#	10/1/2040	9,581	9,865

See Notes to Financial Statements.	179

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	7.581% (1 yr. USD RFUCCT + 1.60%	)#	12/1/2045	$38,107	$39,239
Federal National Mortgage Association	7.682% (1 yr. USD RFUCCT + 1.60%	)#	12/1/2045	167,399	172,199
Uniform Mortgage-Backed Security(h)	5.00%		TBA	20,285,000	20,320,241
Uniform Mortgage-Backed Security(h)	5.50%		TBA	18,922,000	19,145,433
Uniform Mortgage-Backed Security(h)	6.00%		TBA	4,932,000	5,033,078
Total Government Sponsored Enterprises Pass-Throughs (cost $46,325,748)					46,580,619

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.93%
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	1,200,000	1,193,086
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	78,884	76,969
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(g)	2/15/2051	150,000	144,429
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	1,360,000	1,263,116
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2057	2,310,000	2,391,862
BMO Mortgage Trust Series 2023-5C2 Class A3	7.296%	#(g)	11/15/2056	800,000	860,273
BWAY Mortgage Trust Series 2013-1515 Class XB†(f)	0.534%	#(g)	3/10/2033	47,800,000	614,273
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.051% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	1,458,014	1,464,430
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.001% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	2,471,920	2,481,982
BX Trust Series 2024-CNYN Class A†	6.051% (1 mo. USD Term SOFR + 1.44%	)#	4/15/2041	1,433,983	1,437,721
BXHPP Trust Series 2021-FILM Class A†	5.374% (1 mo. USD Term SOFR + 0.76%	)#	8/15/2036	2,580,000	2,491,445
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA(f)	1.726%	#(g)	5/10/2058	720,210	10,057
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(f)	1.208%	#(g)	11/10/2049	2,497,606	35,238
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(f)	0.779%	#(g)	12/10/2054	3,297,833	33,649
Citigroup Commercial Mortgage Trust Series 2014-GC23 Class XB(f)	0.054%	#(g)	7/10/2047	936,361	591
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(f)	0.437%	#(g)	6/10/2048	5,157,829	2,697

180	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	$190,000	$185,325
Commercial Mortgage Pass-Through Certificates Series 2012-CR4 Class XA(f)	1.289%	#(g)	10/15/2045	861,123	9,504
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(f)	1.477%	#(g)	8/10/2049	749,852	9,556
CONE Trust Series 2024-DFW1 Class A†	6.251% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	650,000	651,885
Credit Suisse Mortgage Capital Certificates Series 2016-NXSR Class XB(f)	0.319%	#(g)	12/15/2049	20,135,000	86,403
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(f)	0.686%	#(g)	9/15/2037	39,135,267	23,297
CSAIL Commercial Mortgage Trust Series 2015-C2 Class XB†(f)	0.112%	#(g)	6/15/2057	82,732,000	18,656
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(f)	1.069%	#(g)	11/15/2049	3,927,499	39,552
DBJPM Mortgage Trust Series 2016-C3 Class XA(f)	1.545%	#(g)	8/10/2049	7,804,396	126,934
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	98,167	95,016
DBWF Mortgage Trust Series 2015-LCM Class XA†(f)	0.537%	#(g)	6/10/2034	196,335	657
DBWF Mortgage Trust Series 2016-85T Class XA†(f)	0.116%	#(g)	12/10/2036	61,529,000	52,711
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5 Class M2†	6.384% (30 day USD SOFR Average + 1.65%	)#	1/25/2034	1,864,354	1,876,431
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1A†	6.934% (30 day USD SOFR Average + 2.20%	)#	5/25/2042	588,655	598,831
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1A†	6.834% (30 day USD SOFR Average + 2.10%	)#	3/25/2042	129,632	130,699
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	7.034% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	371,190	380,245
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1A†	6.734% (30 day USD SOFR Average + 2.00%	)#	5/25/2043	1,188,417	1,205,390
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.984% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	2,117,916	2,122,006

See Notes to Financial Statements.	181

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	5.784% (30 day USD SOFR Average + 1.05%	)#	10/25/2044	$740,000	$742,165
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class M1†	5.734% (30 day USD SOFR Average + 1.00%	)#	10/25/2044	221,129	221,245
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	5.984% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	1,707,959	1,711,746
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.984% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	341,250	342,106
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R05 Class 2A1†	5.734% (30 day USD SOFR Average + 1.00%	)#	7/25/2044	981,360	981,621
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	5.875% (30 day USD SOFR Average + 1.15%	)#	3/25/2044	1,159,772	1,160,297
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1A1†	5.734% (30 day USD SOFR Average + 1.00%	)#	5/25/2044	761,333	761,476
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.884% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	682,476	683,442
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.025% (1 mo. USD Term SOFR + 1.41%	)#	5/15/2026	3,000,000	2,812,113
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class H†	10.775% (1 mo. USD Term SOFR + 6.16%	)#	5/15/2026	560,000	109,027
GS Mortgage Securities Trust Series 2015-GS1 Class XA(f)	0.899%	#(g)	11/10/2048	980,800	4,333
HMH Trust Series 2017-NSS Class A†	3.062%		7/5/2031	100,000	73,248
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class XA(f)	1.303%	#(g)	4/15/2046	52,568	328
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C24 Class XA(f)	0.88%	#(g)	11/15/2047	370,997	16

182	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	$5,000,000	$1,600,000
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(f)	0.503%	#(g)	6/10/2027	2,906,000	1,337
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(f)	0.16%	#(g)	6/10/2027	1,292,000	129
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class XA(f)	0.658%	#(g)	5/15/2048	1,210,423	1,349
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(f)	0.704%	#(g)	12/15/2049	3,170,907	26,097
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(f)	1.169%	#(g)	9/15/2050	5,939,153	122,878
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class A†	6.107% (1 mo. USD Term SOFR + 1.50%	)#	4/15/2031	658,000	371,777
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class B†	6.807% (1 mo. USD Term SOFR + 2.20%	)#	4/15/2031	449,000	213,280
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class C†	7.207% (1 mo. USD Term SOFR + 2.60%	)#	4/15/2031	332,000	137,783
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XBFX†(f)	0.555%	#(g)	7/5/2033	95,152,000	654,391
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2018-AON Class XA†(f)	0.639%	#(g)	7/5/2031	129,394,000	4,063
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2018-AON Class XB†(f)	0.308%	#(g)	7/5/2031	50,413,000	423
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.499% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	670,000	673,133
LBA Trust Series 2024-7IND Class A†	6.052% (1 mo. USD Term SOFR + 1.44%	)#	10/15/2041	550,000	550,844
LSTAR Commercial Mortgage Trust Series 2016-4 Class XA†(f)	1.827%	#(g)	3/10/2049	820,356	8,612
LSTAR Commercial Mortgage Trust Series 2016-4 Class XB†(f)	0.807%	#(g)	3/10/2049	19,753,000	133,355
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	742,565	737,623
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class XA(f)	0.674%	#(g)	7/15/2050	5,062,611	4,242
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.753%		12/15/2047	320,000	315,883

See Notes to Financial Statements.	183

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(f)	1.40%	#(g)	11/15/2049	$3,751,093	$61,523
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA(f)	1.568%	#(g)	8/15/2049	3,305,879	58,955
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(g)	9/24/2057	1,602,575	1,547,294
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	44,074	43,520
One New York Plaza Trust Series 2020-1NYP Class A†	5.675% (1 mo. USD Term SOFR + 1.06%	)#	1/15/2036	300,000	286,151
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(g)	1/26/2060	20,961	20,593
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	1,180,000	1,185,107
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(g)	2/25/2050	19,980	19,079
Towd Point Mortgage Trust Series 2019-HY1 Class M2†	6.702% (1 mo. USD Term SOFR + 2.11%	)#	10/25/2048	900,000	935,763
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	80,000	72,597
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XA(f)	0.72%	#(g)	6/15/2048	2,899,755	3,761
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XB(f)	0.096%	#(g)	6/15/2048	58,000,000	10,597
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class A4	3.789%		9/15/2048	334,716	331,150
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(f)	1.848%	#(g)	8/15/2049	1,555,585	28,853
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class XB(f)	1.121%	#(g)	10/15/2049	7,056,835	108,276
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	150,000	142,135
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	1,080,000	1,121,160
WFRBS Commercial Mortgage Trust Series 2014-C21 Class XB(f)	0.577%	#(g)	8/15/2047	15,000,000	27,950
Total Non-Agency Commercial Mortgage-Backed Securities (cost $47,018,509)					43,279,742

184	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 0.59%
U.S. Treasury Inflation-Indexed Notes(i) (cost $4,209,699)	0.375%	7/15/2025	$4,321,135	$4,278,286
Total Long-Term Investments (cost $730,720,355)				726,809,125

SHORT-TERM INVESTMENTS 0.30%

REPURCHASE AGREEMENTS 0.30%
Repurchase Agreement dated 11/29/2024, 2.200% due 12/2/2024 with Fixed Income Clearing Corp. collateralized by $2,178,900 of U.S. Treasury Note at 4.250% due 12/31/2025; value: $2,213,811; proceeds: $2,170,671 (cost $2,170,273)			2,170,273	2,170,273
Total Investments in Securities 99.80% (cost $732,890,628)				728,979,398
Other Assets and Liabilities – Net(j) 0.20%				1,481,297
Net Assets 100.00%				$730,460,695

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2024, the total value of Rule 144A securities was $417,178,294, which represents 57.11% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2024.
(a)	Foreign security traded in U.S. dollars.
(b)	Step Bond – Security with a predetermined schedule of interest rate changes.
(c)	Securities purchased on a when-issued basis (See Note 2(j)).
(d)	Defaulted (non-income producing security).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2024.
(f)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(j)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

See Notes to Financial Statements.	185

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at November 30, 2024(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.42(4)	Bank of America	1.00%	6/20/2029	$7,718,000	$152,829	$31,283	$184,112
CDX.NA.IG.S41(4)	Bank of America	1.00%	12/20/2028	6,540,000	49,218	106,470	155,688
					$202,047	$137,753	$339,800

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $137,753. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at November 30, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	0.173%	3-Month USD SOFR Index	10/21/2025	$165,637	$–	$5,913	$5,913
Bank of America(2)	12-Month USD SOFR Index	4.718%	9/28/2025	64,240,000	–	208,314	208,314
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$–	$214,227	$214,227

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	3-Month USD Fed Funds Index	0.184%	10/21/2025	$165,637	$–	$(5,879)	$(5,879)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

186	See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at November 30, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	1.976%	CPI Urban Consumer NSA	12/2/2028	$10,000,000	$1,425,324
Bank of America	1.990%	CPI Urban Consumer NSA	7/18/2025	85,000,000	51,411	(1)
Bank of America	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	653,786
Bank of America	2.113%	CPI Urban Consumer NSA	12/29/2027	5,000,000	650,733
Bank of America	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	1,080,382
Bank of America	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	1,065,565
Bank of America	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	1,040,836
Bank of America	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	979,272
Bank of America	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	974,977
Bank of America	2.353%	CPI Urban Consumer NSA	6/6/2028	10,000,000	993,993
Bank of America	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	2,362,393
Bank of America	2.375%	CPI Urban Consumer NSA	8/9/2028	10,000,000	943,514
Bank of America	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	954,821
Bank of America	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	945,081
Bank of America	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	927,036
Bank of America	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	935,333
Bank of America	2.396%	CPI Urban Consumer NSA	10/9/2028	10,000,000	934,447
Bank of America	2.408%	CPI Urban Consumer NSA	5/21/2028	5,000,000	464,073
Bank of America	2.493%	CPI Urban Consumer NSA	6/28/2030	25,000,000	2,147,383
Bank of America	2.500%	CPI Urban Consumer NSA	10/4/2025	50,000,000	532,879
Bank of America	2.510%	CPI Urban Consumer NSA	6/30/2030	20,000,000	1,677,474
Bank of America	3.150%	CPI Urban Consumer NSA	3/2/2027	80,000,000	1,496,489
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$23,237,202

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at November 30, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Bank of America	2.474%	CPI Urban Consumer NSA	7/26/2044	$8,200,000		$(127,052)
Bank of America	2.495%	CPI Urban Consumer NSA	5/8/2026	45,000,000		(54,886)
Bank of America	2.519%	CPI Urban Consumer NSA	11/1/2039	10,000,000		(113,806)
Bank of America	2.605%	CPI Urban Consumer NSA	9/19/2028	60,000,000		(178,604)
Bank of America	2.638%	CPI Urban Consumer NSA	11/15/2051	19,000,000	(252,690	)(2)
Bank of America	2.665%	CPI Urban Consumer NSA	3/9/2052	22,000,000	(778,729	)(3)
Bank of America	2.850%	CPI Urban Consumer NSA	10/28/2027	30,000,000		(178,478)
Bank of America	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	(654,796	)(4)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts						$(2,339,041)

NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $70,847, which includes upfront payment of $(19,436). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Unrealized depreciation Centrally Cleared CPI Swap Contract is $279,536, which includes upfront payment of $26,846. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $1,390,175, which includes upfront payment of $611,446. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(4)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $165,177, which includes upfront payment of $(489,619). Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

See Notes to Financial Statements.	187

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2024

Consumer Price Index (“CPI”) OTC Swap Contracts at November 30, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	$15,000,000	$2,665,673
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	1,213,452
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	623,058
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	2,185,538
Bank of America	2.298%	CPI Urban Consumer NSA	4/5/2029	5,000,000	519,084
Bank of America	2.301%	CPI Urban Consumer NSA	3/28/2029	5,000,000	518,083
Bank of America	2.348%	CPI Urban Consumer NSA	3/10/2032	5,000,000	487,681
Bank of America	2.398%	CPI Urban Consumer NSA	2/12/2033	5,000,000	453,755
Barclays Bank PLC	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	1,580,214
Barclays Bank PLC	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	1,214,555
Barclays Bank PLC	2.128%	CPI Urban Consumer NSA	6/22/2025	10,000,000	1,143,338
Barclays Bank PLC	2.158%	CPI Urban Consumer NSA	12/2/2024	10,000,000	1,197,226
Barclays Bank PLC	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	1,727,605
Barclays Bank PLC	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	2,290,468
Barclays Bank PLC	2.228%	CPI Urban Consumer NSA	12/5/2024	15,000,000	1,697,273
Barclays Bank PLC	2.410%	CPI Urban Consumer NSA	2/1/2032	10,000,000	895,731
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	68,536
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	21,868
Deutsche Bank AG	2.518%	CPI Urban Consumer NSA	4/17/2026	15,000,000	561,748
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	1,126,767
Total Unrealized Appreciation on CPI OTC Swap Contracts					$22,191,653

Consumer Price Index (“CPI”) OTC Swap Contracts at November 30, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	$15,000,000	$(2,505,961)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	(816,278)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	(1,634,065)
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000	(317,266)
Goldman Sachs	CPI Urban Consumer NSA	2.063%	12/8/2024	15,000,000	(1,486,312)
Total Unrealized Depreciation on CPI OTC Swap Contracts					$(6,759,882)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.

Futures Contracts at November 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2025	1,186	Long	$243,950,445	$244,445,720	$495,275
U.S. 5-Year Treasury Note	March 2025	910	Long	97,390,017	97,917,422	527,405
Total Unrealized Appreciation on Futures Contracts						$1,022,680

188	See Notes to Financial Statements.

Schedule of Investments (concluded)

INFLATION FOCUSED FUND November 30, 2024

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	March 2025	43	Short	$(4,853,084)	$(4,936,266)	$(83,182)

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$183,136,203	$–	$183,136,203
Convertible Bonds	–	716,293	–	716,293
Corporate Bonds	–	433,562,237	–	433,562,237
Floating Rate Loans	–	12,159,354	–	12,159,354
Foreign Government Obligations	–	2,946,396	–	2,946,396
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	149,995	–	149,995
Government Sponsored Enterprises Pass-Throughs	–	46,580,619	–	46,580,619
Non-Agency Commercial Mortgage-Backed Securities	–	43,279,742	–	43,279,742
U.S. Treasury Obligations	–	4,278,286	–	4,278,286
Short-Term Investments
Repurchase Agreements	–	2,170,273	–	2,170,273
Total	$–	$728,979,398	$–	$728,979,398
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$339,800	$–	$339,800
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	214,227	–	214,227
Liabilities	–	(5,879)	–	(5,879)
Centrally Cleared CPI Swap Contracts
Assets	–	23,237,202	–	23,237,202
Liabilities	–	(2,339,041)	–	(2,339,041)
OTC CPI Swap Contracts
Assets	–	22,191,653	–	22,191,653
Liabilities	–	(6,759,882)	–	(6,759,882)
Futures Contracts
Assets	1,022,680	–	–	1,022,680
Liabilities	(83,182)	–	–	(83,182)
Total	$939,498	$36,878,080	$–	$37,817,578

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	189

Schedule of Investments

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 104.16%

ASSET-BACKED SECURITIES 21.09%

Automobiles 10.58%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class B†	5.827%		5/17/2032	$1,749,102	$1,770,086
Americredit Automobile Receivables Trust Series 2023-1 Class A3	5.62%		11/18/2027	1,500,000	1,511,305
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class C†	6.234% (30 day USD SOFR Average + 1.50%	)#	12/26/2031	837,284	840,114
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%		1/16/2029	1,265,000	1,270,998
CarMax Auto Owner Trust Series 2023-2 Class B	5.18%		11/15/2028	850,000	858,269
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	1,175,000	1,196,288
Carvana Auto Receivables Trust Series 2024-P2 Class A2	5.63%		11/10/2027	1,047,671	1,052,559
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	1,245,000	1,258,248
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%		2/15/2028	2,325,000	2,355,280
Credit Acceptance Auto Loan Trust Series 2023-1A Class A†	6.48%		3/15/2033	1,705,000	1,724,910
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	1,270,000	1,292,417
Exeter Automobile Receivables Trust Series 2024-2A Class C	5.74%		5/15/2029	1,530,000	1,552,859
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%		9/15/2028	765,000	771,631
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%		4/15/2027	769,721	769,351
Flagship Credit Auto Trust Series 2022-4 Class A3†	6.32%		6/15/2027	593,491	595,410
Flagship Credit Auto Trust Series 2023-1 Class A3†	5.01%		8/16/2027	975,000	975,740
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%		6/15/2027	1,105,000	1,112,752
GLS Auto Receivables Issuer Trust Series 2021-3A Class C†	1.11%		9/15/2026	46,335	46,203
GLS Auto Receivables Issuer Trust Series 2023-3A Class A2†	6.04%		3/15/2027	839,940	842,450
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%		1/20/2027	720,000	723,101
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%		5/20/2027	1,010,000	1,016,302
GM Financial Automobile Leasing Trust Series 2023-3 Class A3	5.38%		11/20/2026	1,920,000	1,929,829

190	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	$620,000	$581,524
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	44,167	44,051
Honda Auto Receivables Owner Trust Series 2024-2 Class A3	5.27%	11/20/2028	1,420,000	1,439,728
LAD Auto Receivables Trust Series 2024-2A Class A3†	5.61%	8/15/2028	1,005,000	1,016,363
LAD Auto Receivables Trust Series 2024-3A Class A4†	4.60%	12/17/2029	1,195,000	1,189,087
M&T Bank Auto Receivables Trust Series 2024-1A Class A3†	5.22%	2/17/2032	1,860,000	1,879,963
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4	5.32%	2/15/2030	2,380,000	2,415,679
Navistar Financial Dealer Note Master Owner Trust Series 2024-1 Class A†	5.59%	4/25/2029	1,155,000	1,168,401
Octane Receivables Trust Series 2022-1A Class A2†	4.18%	3/20/2028	42,260	42,186
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	142,618	142,682
Octane Receivables Trust Series 2022-2A Class B†	5.85%	7/20/2028	1,036,000	1,043,221
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	1,946,000	1,947,705
OneMain Direct Auto Receivables Trust Series 2019-1A Class A†	3.63%	9/14/2027	258,684	256,991
OneMain Direct Auto Receivables Trust Series 2019-1A Class C†	4.19%	11/14/2028	753,000	740,819
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	111,949	110,079
OneMain Direct Auto Receivables Trust Series 2021-1A Class B†	1.26%	7/14/2028	317,000	305,200
PenFed Auto Receivables Owner Trust Series 2022-A Class A3†	3.96%	4/15/2026	310,373	310,065
PenFed Auto Receivables Owner Trust Series 2022-A Class B†	4.60%	12/15/2028	974,000	969,765
Prestige Auto Receivables Trust Series 2022-1A Class B†	6.55%	7/17/2028	701,262	702,694
Santander Bank Auto Credit-Linked Notes Series 2024-A Class A2†	5.605%	6/15/2032	1,508,529	1,525,577
Santander Consumer Auto Receivables Trust Series 2020-BA Class D†	2.14%	12/15/2026	4,478	4,473
Santander Drive Auto Receivables Trust Series 2022-4 Class C	5.00%	11/15/2029	1,685,000	1,692,651
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%	5/15/2030	1,800,000	1,807,287

See Notes to Financial Statements.	191

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2023-3 Class A2	6.08%		8/17/2026	$4,410	$4,413
Santander Drive Auto Receivables Trust Series 2023-4 Class A2	6.18%		2/16/2027	310,499	311,054
Santander Drive Auto Receivables Trust Series 2024-2 Class B	5.78%		7/16/2029	1,680,000	1,712,166
Westlake Automobile Receivables Trust Series 2023-1A Class A3†	5.21%		1/18/2028	1,216,685	1,217,730
Westlake Automobile Receivables Trust Series 2023-3A Class A2A†	5.96%		10/15/2026	644,570	646,002
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%		2/15/2029	995,000	1,007,187
Westlake Automobile Receivables Trust Series 2024-2A Class B†	5.62%		3/15/2030	1,125,000	1,139,553
Total					52,840,398

Credit Card 1.28%
Capital One Multi-Asset Execution Trust Series 2005-B3 Class B3	5.468% (3 mo. USD Term SOFR + 0.81%	)#	5/15/2028	1,555,000	1,554,342
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	1,865,000	1,889,575
WF Card Issuance Trust Series 2024-A2 Class A	4.29%		10/15/2029	1,325,000	1,320,904
World Financial Network Credit Card Master Trust Series 2023-A Class A	5.02%		3/15/2030	1,610,000	1,619,423
Total					6,384,244

Other 9.21%
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	671	670
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	1,280,000	1,282,507
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	840,000	845,925
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	345,000	347,434
Affirm Asset Securitization Trust Series 2024-X1 Class B†	6.34%		5/15/2029	1,890,000	1,905,544
AMMC CLO 23 Ltd. Series 2020-23A Class A1R2†	6.068% (3 mo. USD Term SOFR + 1.42%	)#	4/17/2035	1,500,000	1,502,495
Amur Equipment Finance Receivables IX LLC Series 2021-1A Class D†	2.30%		11/22/2027	675,000	673,795

192	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	$1,692,074	$1,706,605
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	120,255	110,218
Ballyrock CLO Ltd. Series 2019-2A Class A1RR†	5.921% (3 mo. USD Term SOFR + 1.40%	)#	2/20/2036	1,000,000	1,003,426
Barings Loan Partners CLO Ltd. 3 Series LP-3A Class AR†	6.137% (3 mo. USD Term SOFR + 1.52%	)#	7/20/2033	1,000,000	1,001,711
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class AR4†	5.967% (3 mo. USD Term SOFR + 1.35%	)#	4/20/2034	1,500,000	1,505,629
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	5.859% (3 mo. USD Term SOFR + 1.24%	)#	7/20/2029	128,212	128,499
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.044% (1 mo. USD Term SOFR + 1.43%	)#	12/15/2038	170,719	170,729
Carlyle Global Market Strategies CLO Ltd. Series 2014-2RA Class A1†	5.835% (3 mo. USD Term SOFR + 1.31%	)#	5/15/2031	368,884	369,719
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	5.859% (3 mo. USD Term SOFR + 1.24%	)#	7/20/2031	558,445	559,697
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A Class A1JR†	6.167% (3 mo. USD Term SOFR + 1.55%	)#	7/20/2032	1,500,000	1,502,127
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	5.959% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2031	1,706,464	1,709,047
CIFC Funding Ltd. Series 2013-2A Class A1L2†	5.894% (3 mo. USD Term SOFR + 1.26%	)#	10/18/2030	693,386	694,947
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029	267,221	267,576
DLLAA LLC Series 2023-1A Class A3†	5.64%		2/22/2028	1,590,000	1,615,828
DLLMT LLC Series 2024-1A Class A3†	4.84%		8/21/2028	1,230,000	1,235,403
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.811% (3 mo. USD Term SOFR + 1.29%	)#	8/20/2034	2,040,000	2,043,085
Dryden 53 CLO Ltd. Series 2017-53A Class A†	6.038% (3 mo. USD Term SOFR + 1.38%	)#	1/15/2031	329,091	329,731
Dryden XXVI Senior Loan Fund Series 2013-26A Class AR†	5.818% (3 mo. USD Term SOFR + 1.16%	)#	4/15/2029	148,844	149,064
Elmwood CLO X Ltd. Series 2021-3A Class A1R†	5.887% (3 mo. USD Term SOFR + 1.27%	)#	4/20/2034	1,500,000	1,504,713

See Notes to Financial Statements.	193

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
GreatAmerica Leasing Receivables Funding LLC Series 2024-1 Class A4†	5.08%		12/16/2030	$1,110,000	$1,122,867
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	5.744% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039	384,627	384,269
HGI CRE CLO Ltd. Series 2021-FL1 Class A†	5.775% (1 mo. USD Term SOFR + 1.16%	)#	6/16/2036	82,126	82,024
Kubota Credit Owner Trust Series 2024-1A Class A3†	5.19%		7/17/2028	1,095,000	1,108,782
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.348% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	517,781	517,781
Madison Park Funding XIV Ltd. Series 2014-14A Class BR3†	6.432% (3 mo. USD Term SOFR + 1.80%	)#	10/22/2030	510,000	511,670
Madison Park Funding XLVIII Ltd. Series 2021-48A Class A†	6.029% (3 mo. USD Term SOFR + 1.41%	)#	4/19/2033	1,135,045	1,137,262
Mariner Finance Issuance Trust Series 2024-AA Class B†	5.68%		9/22/2036	1,435,000	1,460,498
Marlette Funding Trust Series 2020-2A Class D†	4.65%		9/16/2030	17,226	17,221
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	5.979% (3 mo. USD Term SOFR + 1.36%	)#	12/21/2029	187,762	188,206
OCP CLO Ltd. Series 2014-5A Class A1R†	5.959% (3 mo. USD Term SOFR + 1.34%	)#	4/26/2031	382,001	382,405
OCP CLO Ltd. Series 2016-11A Class A1R2†	6.037% (3 mo. USD Term SOFR + 1.42%	)#	4/26/2036	1,000,000	1,003,392
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R†	5.879% (3 mo. USD Term SOFR + 1.26%	)#	3/17/2030	328,312	329,024
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	5.868% (3 mo. USD Term SOFR + 1.21%	)#	7/15/2029	8,003	8,011
Octagon Loan Funding Ltd. Series 2014-1A Class ARR†	5.927% (3 mo. USD Term SOFR + 1.44%	)#	11/18/2031	915,402	917,691
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	955,000	951,556
Post Road Equipment Finance Series 2022-1A Class A2†	4.88%		11/15/2028	464,764	464,719
Rad CLO 7 Ltd. Series 2020-7A Class A1R†	5.998% (3 mo. USD Term SOFR + 1.35%	)#	4/17/2036	1,500,000	1,504,491

194	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Regatta XIV Funding Ltd. Series 2018-3A Class AR†	5.726% (3 mo. USD Term SOFR + 1.10%	)#	10/25/2031	$1,499,137	$1,501,225
Romark CLO Ltd. Series 2017-1A Class A1R†	5.918% (3 mo. USD Term SOFR + 1.29%	)#	10/23/2030	510,498	511,639
RR 24 Ltd. Series 2022-24A Class A1AR†	6.386% (3 mo. USD Term SOFR + 1.73%	)#	1/15/2036	1,040,000	1,041,915
RR 3 Ltd. Series 2018-3A Class A1R2†	6.008% (3 mo. USD Term SOFR + 1.35%	)#	1/15/2030	130,755	130,878
RR 8 Ltd. Series 2020-8A Class A1R†	6.006% (3 mo. USD Term SOFR + 1.35%	)#	7/15/2037	1,250,000	1,253,921
SCF Equipment Leasing LLC Series 2021-1A Class B†	1.37%		8/20/2029	337,687	336,219
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	2,400,000	2,452,079
Sycamore Tree CLO Ltd. Series 2024-5A Class A1†	6.037% (3 mo. USD Term SOFR + 1.42%	)#	4/20/2036	1,030,000	1,031,955
Verdant Receivables LLC Series 2024-1A Class A2†	5.68%		12/12/2031	1,475,000	1,495,936
Total					46,013,760

Student Loan 0.02%
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	135,088	122,288
Total Asset-Backed Securities (cost $104,808,016)					105,360,690

CORPORATE BONDS 50.19%

Aerospace/Defense 1.32%
BAE Systems PLC (United Kingdom)†(a)	5.00%		3/26/2027	300,000	302,310
BAE Systems PLC (United Kingdom)†(a)	5.125%		3/26/2029	223,000	225,920
Boeing Co.	2.196%		2/4/2026	1,300,000	1,256,654
Boeing Co.†	6.259%		5/1/2027	450,000	461,331
Boeing Co.†	6.298%		5/1/2029	711,000	740,811
HEICO Corp.	5.25%		8/1/2028	188,000	191,120
Hexcel Corp.	4.95%		8/15/2025	1,345,000	1,340,647
L3Harris Technologies, Inc.	4.40%		6/15/2028	130,000	128,744
Rolls-Royce PLC (United Kingdom)†(a)	3.625%		10/14/2025	1,547,000	1,532,394
Rolls-Royce PLC (United Kingdom)†(a)	5.75%		10/15/2027	400,000	407,773
Total					6,587,704

See Notes to Financial Statements.	195

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Agriculture 1.18%
BAT International Finance PLC (United Kingdom)(a)	5.931%		2/2/2029	$348,000	$362,035
Imperial Brands Finance PLC (United Kingdom)†(a)	3.50%		7/26/2026	1,302,000	1,273,235
Imperial Brands Finance PLC (United Kingdom)†(a)	6.125%		7/27/2027	709,000	730,423
Philip Morris International, Inc.	4.875%		2/13/2029	361,000	364,236
Reynolds American, Inc.	4.45%		6/12/2025	1,240,000	1,237,779
Viterra Finance BV (Netherlands)†(a)	2.00%		4/21/2026	1,800,000	1,722,977
Viterra Finance BV (Netherlands)†(a)	4.90%		4/21/2027	200,000	198,907
Total					5,889,592

Airlines 0.26%
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%		4/15/2029	1,271,994	1,303,907

Auto Manufacturers 2.62%
BMW U.S. Capital LLC†	4.60%		8/13/2027	231,000	230,855
Ford Motor Credit Co. LLC	3.375%		11/13/2025	1,618,000	1,590,661
Ford Motor Credit Co. LLC	4.134%		8/4/2025	1,133,000	1,125,018
Ford Motor Credit Co. LLC	5.85%		5/17/2027	449,000	455,779
General Motors Financial Co., Inc.	5.40%		4/6/2026	218,000	219,580
General Motors Financial Co., Inc.	5.40%		5/8/2027	37,000	37,513
Hyundai Capital America†	5.50%		3/30/2026	335,000	337,642
Hyundai Capital America†	5.772% (SOFR + 1.15%	)#	8/4/2025	1,737,000	1,744,784
Hyundai Capital America†	5.80%		6/26/2025	1,065,000	1,070,385
Hyundai Capital America†	5.95%		9/21/2026	1,543,000	1,571,423
Mercedes-Benz Finance North America LLC†	4.90%		11/15/2027	3,078,000	3,090,291
Volkswagen Group of America Finance LLC†	5.40%		3/20/2026	666,000	669,174
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	541,000	547,171
Volkswagen Group of America Finance LLC†	6.00%		11/16/2026	388,000	394,463
Total					13,084,739

Auto Parts & Equipment 0.16%
Magna International, Inc. (Canada)(a)	5.98%		3/21/2026	784,000	784,060

Banks 15.97%
ABN AMRO Bank NV (Netherlands)†(a)	6.339% (1 yr. CMT + 1.65%	)#	9/18/2027	300,000	307,520
AIB Group PLC (Ireland)†(a)	6.608% (SOFR + 2.33%	)#	9/13/2029	269,000	283,892
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	4.40%		5/19/2026	900,000	892,130

196	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	1.197% (SOFR + 1.01%	)#	10/24/2026	$1,276,000	$1,237,273
Bank of America Corp.	1.319% (SOFR + 1.15%	)#	6/19/2026	376,000	368,928
Bank of America Corp.	1.53% (SOFR + 0.65%	)#	12/6/2025	118,000	117,947
Bank of America Corp.	1.734% (SOFR + 0.96%	)#	7/22/2027	220,000	209,441
Bank of America Corp.	3.384% (SOFR + 1.33%	)#	4/2/2026	2,024,000	2,013,754
Bank of Ireland Group PLC (Ireland)†(a)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	702,000	666,917
Bank of Ireland Group PLC (Ireland)†(a)	5.601% (SOFR + 1.62%	)#	3/20/2030	636,000	649,463
Bank of Ireland Group PLC (Ireland)†(a)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026	500,000	504,383
Bank of Montreal (Canada)(a)	5.266%		12/11/2026	169,000	171,321
Barclays PLC (United Kingdom)(a)	2.852% (SOFR + 2.71%	)#	5/7/2026	832,000	824,125
Barclays PLC (United Kingdom)(a)	6.496% (SOFR + 1.88%	)#	9/13/2027	1,512,000	1,550,430
Barclays PLC (United Kingdom)(a)	7.325% (1 yr. CMT + 3.05%	)#	11/2/2026	841,000	858,139
BNP Paribas SA (France)†(a)	1.904% (SOFR + 1.61%	)#	9/30/2028	249,269	229,339
BNP Paribas SA (France)†(a)	2.219% (SOFR + 2.07%	)#	6/9/2026	4,490,000	4,423,823
BNP Paribas SA (France)†(a)	5.125% (1 yr. CMT + 1.45%	)#	1/13/2029	259,000	260,960
BNP Paribas SA (France)†(a)	5.497% (SOFR + 1.59%	)#	5/20/2030	480,000	487,958
BPCE SA (France)†(a)	4.50%		3/15/2025	560,000	558,393
BPCE SA (France)†(a)	4.875%		4/1/2026	200,000	199,195
BPCE SA (France)†(a)	5.975% (SOFR + 2.10%	)#	1/18/2027	390,000	393,354
Canadian Imperial Bank of Commerce (Canada)(a)	5.001%		4/28/2028	245,000	247,335
Canadian Imperial Bank of Commerce (Canada)(a)	5.615%		7/17/2026	297,000	301,275
Citibank NA	4.876% (SOFR + 0.71%	)#	11/19/2027	2,397,000	2,401,951
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	3,245,000	3,185,797

See Notes to Financial Statements.	197

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	$839,000	$848,206
Citigroup, Inc.	5.61% (SOFR + 1.55%	)#	9/29/2026	1,432,000	1,440,876
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	650,000	646,045
Citizens Bank NA	5.284% (SOFR + 1.02%	)#	1/26/2026	1,342,000	1,341,292
Danske Bank AS (Denmark)†(a)	3.244% (3 mo. USD LIBOR + 1.59%	)#	12/20/2025	2,000,000	1,998,299
Danske Bank AS (Denmark)†(a)	5.427% (1 yr. CMT + 0.95%	)#	3/1/2028	527,000	533,842
Danske Bank AS (Denmark)†(a)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026	2,788,000	2,791,489
Deutsche Bank AG (Germany)(a)	4.50%		4/1/2025	1,000,000	996,939
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%	)#	2/24/2028	2,287,000	2,183,012
Goldman Sachs Group, Inc.	5.798% (SOFR + 1.08%	)#	8/10/2026	279,000	280,866
HSBC Holdings PLC (United Kingdom)(a)	2.999% (SOFR + 1.43%	)#	3/10/2026	4,270,000	4,246,244
HSBC Holdings PLC (United Kingdom)(a)	4.292% (3 mo. USD Term SOFR + 1.61%	)#	9/12/2026	900,000	895,788
HSBC Holdings PLC (United Kingdom)(a)	5.887% (SOFR + 1.57%	)#	8/14/2027	517,000	525,105
ING Groep NV (Netherlands)(a)	6.083% (SOFR + 1.56%	)#	9/11/2027	808,000	824,665
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%	)#	2/1/2028	1,600,000	1,569,283
KeyBank NA	4.70%		1/26/2026	404,000	403,319
KODIT Global Co. Ltd. (South Korea)†(a)	5.357%		5/29/2027	583,000	591,473
Lloyds Banking Group PLC (United Kingdom)(a)	5.462% (1 yr. CMT + 1.38%	)#	1/5/2028	392,000	396,532
Lloyds Banking Group PLC (United Kingdom)(a)	5.985% (1 yr. CMT + 1.48%	)#	8/7/2027	347,000	352,852
Macquarie Bank Ltd. (Australia)†(a)	5.391%		12/7/2026	309,000	313,977
Macquarie Group Ltd. (Australia)†(a)	1.34% (SOFR + 1.07%	)#	1/12/2027	226,000	217,125
Macquarie Group Ltd. (Australia)†(a)	3.763% (3 mo. USD LIBOR + 1.37%	)#	11/28/2028	754,000	729,588
Macquarie Group Ltd. (Australia)†(a)	5.108% (SOFR + 2.21%	)#	8/9/2026	342,000	342,217

198	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	$1,216,000	$1,214,522
Manufacturers & Traders Trust Co.	4.70%		1/27/2028	402,000	400,170
Manufacturers & Traders Trust Co.	5.40%		11/21/2025	1,009,000	1,014,309
Morgan Stanley	2.188% (SOFR + 1.99%	)#	4/28/2026	721,000	713,281
Morgan Stanley	5.449% (SOFR + 1.63%	)#	7/20/2029	5,196,000	5,309,748
National Securities Clearing Corp.†	5.15%		6/26/2026	1,342,000	1,355,313
NatWest Group PLC (United Kingdom)(a)	4.892% (3 mo. USD LIBOR + 1.75%	)#	5/18/2029	200,000	199,573
NatWest Group PLC (United Kingdom)(a)	5.583% (1 yr. CMT + 1.10%	)#	3/1/2028	222,000	225,376
NatWest Group PLC (United Kingdom)(a)	5.847% (1 yr. CMT + 1.35%	)#	3/2/2027	1,018,000	1,029,336
NatWest Markets PLC (United Kingdom)†(a)	5.416%		5/17/2027	257,000	261,213
PNC Financial Services Group, Inc.	5.492% (SOFR + 1.20%	)#	5/14/2030	1,105,000	1,132,883
Santander U.K. Group Holdings PLC (United Kingdom)(a)	6.534% (SOFR + 2.60%	)#	1/10/2029	391,000	407,607
Santander U.K. Group Holdings PLC (United Kingdom)(a)	6.833% (SOFR + 2.75%	)#	11/21/2026	747,000	759,038
Societe Generale SA (France)†(a)	2.226% (1 yr. CMT + 1.05%	)#	1/21/2026	335,000	333,489
Standard Chartered PLC (United Kingdom)†(a)	5.688% (1 yr. CMT + 1.05%	)#	5/14/2028	332,000	337,085
Standard Chartered PLC (United Kingdom)†(a)	6.187% (1 yr. CMT + 1.85%	)#	7/6/2027	266,000	270,886
Standard Chartered PLC (United Kingdom)†(a)	6.75% (1 yr. CMT + 1.85%	)#	2/8/2028	335,000	347,063
Swedbank AB (Sweden)†(a)	5.626% (SOFR + 1.03%	)#	11/20/2029	468,000	469,141
Swedbank AB (Sweden)†(a)	6.136%		9/12/2026	388,000	396,828
Swedbank AB (Sweden)†(a)	6.189% (SOFR + 1.38%	)#	6/15/2026	800,000	812,461
Truist Financial Corp.	4.26% (SOFR + 1.46%	)#	7/28/2026	236,000	235,291
Truist Financial Corp.	4.873% (SOFR + 1.44%	)#	1/26/2029	158,000	158,051
Truist Financial Corp.	5.435% (SOFR + 1.62%	)#	1/24/2030	248,000	252,380

See Notes to Financial Statements.	199

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
U.S. Bancorp	5.384% (SOFR + 1.56%	)#	1/23/2030	$190,000	$193,744
U.S. Bancorp	6.787% (SOFR + 1.88%	)#	10/26/2027	536,000	555,541
UBS Group AG (Switzerland)†(a)	4.488% (1 yr. CMT + 1.55%	)#	5/12/2026	1,755,000	1,750,839
UBS Group AG (Switzerland)†(a)	5.711% (1 yr. CMT + 1.55%	)#	1/12/2027	2,211,000	2,229,370
UBS Group AG (Switzerland)†(a)	6.442% (SOFR + 3.70%	)#	8/11/2028	1,296,000	1,346,287
UniCredit SpA (Italy)†(a)	2.569% (1 yr. CMT + 2.30%	)#	9/22/2026	1,481,000	1,448,979
Wells Fargo & Co.	2.164% (3 mo. USD Term SOFR + 1.01%	)#	2/11/2026	2,664,000	2,649,736
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	2,059,000	2,036,679
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029	2,069,000	2,121,512
Total					79,781,808

Beverages 0.06%
Coca-Cola Consolidated, Inc.	5.25%		6/1/2029	270,000	276,482

Biotechnology 0.15%
Illumina, Inc.	4.65%		9/9/2026	305,000	304,014
Illumina, Inc.	5.75%		12/13/2027	446,000	457,713
Total					761,727

Chemicals 0.77%
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	3,986,000	3,865,738

Commercial Services 0.50%
Element Fleet Management Corp. (Canada)†(a)	5.643%		3/13/2027	315,000	320,534
Global Payments, Inc.	2.65%		2/15/2025	551,000	547,943
ITR Concession Co. LLC†	4.197%		7/15/2025	725,000	710,814
Triton Container International Ltd.†	2.05%		4/15/2026	944,000	902,599
Total					2,481,890

Diversified Financial Services 2.79%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.45%		10/1/2025	778,000	775,858
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	6.45%		4/15/2027	267,000	276,719

200	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Aircastle Ltd.†	5.25%		8/11/2025	$1,477,000	$1,478,448
American Express Co.	6.338% (SOFR + 1.33%	)#	10/30/2026	981,000	995,070
Aviation Capital Group LLC†	1.95%		1/30/2026	854,000	824,143
Aviation Capital Group LLC†	1.95%		9/20/2026	1,852,000	1,754,836
Aviation Capital Group LLC†	4.875%		10/1/2025	556,000	555,326
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%		2/21/2026	1,640,000	1,582,435
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.75%		2/21/2028	80,000	74,519
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.875%		2/15/2025	851,000	845,654
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026	725,000	715,637
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.50%		1/15/2026	1,150,000	1,152,519
Avolon Holdings Funding Ltd. (Ireland)†(a)	6.375%		5/4/2028	84,000	87,213
LPL Holdings, Inc.†	4.625%		11/15/2027	1,232,000	1,213,693
LPL Holdings, Inc.	5.70%		5/20/2027	182,000	185,085
LPL Holdings, Inc.	6.75%		11/17/2028	452,000	479,311
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	976,000	955,768
Total					13,952,234

Electric 3.81%
AES Corp.†	3.30%		7/15/2025	2,392,000	2,364,991
Algonquin Power & Utilities Corp. (Canada)(a)	5.365%	(b)	6/15/2026	752,000	756,541
Alliant Energy Finance LLC†	5.40%		6/6/2027	177,000	179,144
American Electric Power Co., Inc.	5.699%		8/15/2025	365,000	366,802
Avangrid, Inc.	3.20%		4/15/2025	1,259,000	1,250,714
Cleco Corporate Holdings LLC	3.743%		5/1/2026	441,000	432,319
DTE Energy Co.	5.10%		3/1/2029	514,000	520,025
Evergy Missouri West, Inc.†	5.15%		12/15/2027	843,000	851,241
Eversource Energy	4.75%		5/15/2026	881,000	881,427
Fells Point Funding Trust†	3.046%		1/31/2027	1,842,000	1,773,830
FirstEnergy Pennsylvania Electric Co.†	4.15%		4/15/2025	691,000	687,354
FirstEnergy Pennsylvania Electric Co.†	5.15%		3/30/2026	871,000	872,654
FirstEnergy Transmission LLC†	4.35%		1/15/2025	750,000	749,280
ITC Holdings Corp.†	4.95%		9/22/2027	307,000	309,215
Liberty Utilities Co.†	5.577%		1/31/2029	423,000	430,789
National Grid PLC (United Kingdom)(a)	5.602%		6/12/2028	215,000	220,928
NextEra Energy Capital Holdings, Inc.	6.051%		3/1/2025	228,000	228,653
NRG Energy, Inc.†	2.00%		12/2/2025	1,100,000	1,064,603
Pacific Gas & Electric Co.	3.15%		1/1/2026	826,592	811,489

See Notes to Financial Statements.	201

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Pacific Gas & Electric Co.	3.30%	12/1/2027	$131,000	$125,425
Pacific Gas & Electric Co.	5.45%	6/15/2027	145,000	147,119
Public Service Enterprise Group, Inc.	5.85%	11/15/2027	320,000	331,184
Puget Energy, Inc.	3.65%	5/15/2025	897,000	891,030
System Energy Resources, Inc.	6.00%	4/15/2028	2,149,000	2,228,825
Tampa Electric Co.	4.90%	3/1/2029	445,000	449,158
Vistra Operations Co. LLC†(c)	5.05%	12/30/2026	131,000	131,300
Total				19,056,040

Engineering & Construction 0.16%
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	768,000	805,023

Entertainment 0.75%
Warnermedia Holdings, Inc.	3.638%	3/15/2025	1,043,000	1,038,682
Warnermedia Holdings, Inc.	3.755%	3/15/2027	1,148,000	1,112,043
Warnermedia Holdings, Inc.	3.788%	3/15/2025	170,000	169,328
Warnermedia Holdings, Inc.	6.412%	3/15/2026	1,412,000	1,412,031
Total				3,732,084

Environmental Control 0.27%
Veralto Corp.	5.50%	9/18/2026	1,346,000	1,363,630

Food 0.03%
Tyson Foods, Inc.	5.40%	3/15/2029	133,000	135,871

Gas 1.37%
National Fuel Gas Co.	4.75%	9/1/2028	963,000	957,167
National Fuel Gas Co.	5.20%	7/15/2025	750,000	749,185
National Fuel Gas Co.	5.50%	1/15/2026	900,000	904,005
National Fuel Gas Co.	5.50%	10/1/2026	241,000	243,733
NiSource, Inc.	5.25%	3/30/2028	1,554,000	1,582,028
Southwest Gas Corp.	5.80%	12/1/2027	883,000	905,919
Spire, Inc.	5.30%	3/1/2026	1,477,000	1,486,797
Total				6,828,834

Hand/Machine Tools 0.31%
Regal Rexnord Corp.	6.05%	2/15/2026	1,029,000	1,039,452
Regal Rexnord Corp.	6.05%	4/15/2028	492,000	506,160
Total				1,545,612

202	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Products 0.55%
GE HealthCare Technologies, Inc.	5.60%	11/15/2025	$389,000	$391,714
Smith & Nephew PLC (United Kingdom)(a)	5.15%	3/20/2027	954,000	963,889
Solventum Corp.†	5.40%	3/1/2029	869,000	881,555
Solventum Corp.†	5.45%	2/25/2027	526,000	532,685
Total				2,769,843

Health Care-Services 0.69%
Centene Corp.	2.45%	7/15/2028	713,000	645,220
Centene Corp.	4.25%	12/15/2027	2,302,000	2,227,836
Icon Investments Six DAC (Ireland)(a)	5.809%	5/8/2027	265,000	270,215
Icon Investments Six DAC (Ireland)(a)	5.849%	5/8/2029	278,000	285,644
Total				3,428,915

Insurance 4.29%
AEGON Funding Co. LLC†(d)	5.50%	4/16/2027	1,693,000	1,714,152
Aon Corp.	8.205%	1/1/2027	503,000	531,504
Assurant, Inc.	4.90%	3/27/2028	899,000	899,588
Athene Global Funding†	5.516%	3/25/2027	525,000	532,682
Athene Global Funding†	5.583%	1/9/2029	407,000	415,407
Athene Global Funding†	5.684%	2/23/2026	363,000	366,078
Brighthouse Financial Global Funding†	1.55%	5/24/2026	1,777,000	1,691,703
Brighthouse Financial Global Funding†	5.55%	4/9/2027	661,000	668,537
CNO Global Funding†	1.65%	1/6/2025	1,109,000	1,105,449
CNO Global Funding†	5.875%	6/4/2027	681,000	696,685
Corebridge Global Funding†	5.20%	1/12/2029	244,000	247,518
Corebridge Global Funding†	5.75%	7/2/2026	161,000	163,603
Equitable Financial Life Global Funding†	5.45%	3/3/2028	411,000	417,013
F&G Global Funding†	5.15%	7/7/2025	1,475,000	1,476,336
Fidelity & Guaranty Life Holdings, Inc.†	5.50%	5/1/2025	316,000	315,900
GA Global Funding Trust†	1.95%	9/15/2028	1,330,000	1,195,118
GA Global Funding Trust†	3.85%	4/11/2025	2,033,000	2,024,684
GA Global Funding Trust†	5.50%	1/8/2029	158,000	161,252
Jackson Financial, Inc.	5.17%	6/8/2027	305,000	307,623
Jackson National Life Global Funding†	1.75%	1/12/2025	300,000	298,890
Jackson National Life Global Funding†	5.50%	1/9/2026	1,861,000	1,870,162
Jackson National Life Global Funding†	5.55%	7/2/2027	657,000	668,149
Jackson National Life Global Funding†	5.60%	4/10/2026	436,000	439,673
Mutual of Omaha Cos Global Funding†	5.45%	12/12/2028	375,000	382,900
Mutual of Omaha Cos Global Funding†	5.80%	7/27/2026	923,000	936,457

See Notes to Financial Statements.	203

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Principal Life Global Funding II†	5.00%	1/16/2027	$451,000	$455,166
Principal Life Global Funding II†	5.10%	1/25/2029	1,072,000	1,087,551
RGA Global Funding†	5.448%	5/24/2029	363,000	372,464
Total				21,442,244

Internet 0.46%
Netflix, Inc.	4.875%	4/15/2028	1,000,000	1,010,529
Uber Technologies, Inc.†	4.50%	8/15/2029	1,314,000	1,283,205
Total				2,293,734

Lodging 0.37%
Hyatt Hotels Corp.	5.75%	1/30/2027	125,000	127,369
Las Vegas Sands Corp.	2.90%	6/25/2025	846,000	835,256
Las Vegas Sands Corp.	3.50%	8/18/2026	705,000	686,670
Las Vegas Sands Corp.	5.90%	6/1/2027	181,000	183,961
Total				1,833,256

Machinery: Construction & Mining 0.71%
Caterpillar Financial Services Corp.	4.40%	10/15/2027	1,242,000	1,244,286
Weir Group PLC (United Kingdom)†(a)	2.20%	5/13/2026	2,375,000	2,279,995
Total				3,524,281

Media 0.13%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15%	11/10/2026	655,000	669,106

Mining 0.70%
Anglo American Capital PLC (United Kingdom)†(a)	3.875%	3/16/2029	200,000	191,745
Anglo American Capital PLC (United Kingdom)†(a)	4.50%	3/15/2028	238,000	234,913
Glencore Funding LLC†	4.00%	4/16/2025	776,000	773,074
Glencore Funding LLC†	5.338%	4/4/2027	623,000	630,892
Glencore Funding LLC†	5.371%	4/4/2029	618,000	629,450
Newmont Corp./Newcrest Finance Pty. Ltd.	5.30%	3/15/2026	1,026,000	1,033,047
Total				3,493,121

Oil & Gas 3.10%
Continental Resources, Inc.†	2.268%	11/15/2026	3,000,000	2,844,314
Devon Energy Corp.	5.25%	10/15/2027	1,500,000	1,503,962
Diamondback Energy, Inc.	5.20%	4/18/2027	176,000	178,307
EQT Corp.†	3.125%	5/15/2026	729,000	709,542
EQT Corp.	3.90%	10/1/2027	594,000	580,940
Expand Energy Corp.†	5.50%	2/1/2026	1,002,000	1,004,586

204	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
HF Sinclair Corp.	5.00%	2/1/2028	$913,000	$908,658
HF Sinclair Corp.	6.375%	4/15/2027	650,000	659,799
Marathon Oil Corp.	5.30%	4/1/2029	444,000	457,362
Occidental Petroleum Corp.	5.00%	8/1/2027	221,000	222,041
Occidental Petroleum Corp.	5.875%	9/1/2025	1,318,000	1,323,897
Occidental Petroleum Corp.	6.375%	9/1/2028	1,500,000	1,563,061
Ovintiv, Inc.	5.375%	1/1/2026	1,300,000	1,304,005
Ovintiv, Inc.	5.65%	5/15/2025	477,000	478,514
Suncor Energy, Inc. (Canada)(a)	7.875%	6/15/2026	500,000	521,254
Viper Energy, Inc.†	5.375%	11/1/2027	1,250,000	1,243,888
Total				15,504,130

Pharmaceuticals 0.43%
Bayer U.S. Finance LLC†	6.125%	11/21/2026	2,117,000	2,162,507

Pipelines 1.61%
DCP Midstream Operating LP	5.375%	7/15/2025	370,000	370,873
Enbridge, Inc. (Canada)(a)	5.90%	11/15/2026	226,000	230,866
Energy Transfer LP†	5.625%	5/1/2027	806,000	808,602
Energy Transfer LP†	6.00%	2/1/2029	546,000	554,936
EnLink Midstream Partners LP	4.15%	6/1/2025	1,234,000	1,228,028
Kinder Morgan, Inc.	5.00%	2/1/2029	550,000	554,214
ONEOK, Inc.	5.65%	11/1/2028	205,000	211,466
South Bow USA Infrastructure Holdings LLC†	4.911%	9/1/2027	465,000	464,643
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	1,456,000	1,491,694
Western Midstream Operating LP	4.65%	7/1/2026	2,098,000	2,089,291
Williams Cos., Inc.	5.40%	3/2/2026	22,000	22,166
Total				8,026,779

REITS 1.90%
American Tower Corp.	1.60%	4/15/2026	1,093,000	1,048,242
American Tower Corp.	3.65%	3/15/2027	1,474,000	1,440,573
Crown Castle, Inc.	3.65%	9/1/2027	361,000	350,972
Crown Castle, Inc.	4.80%	9/1/2028	206,000	205,505
Crown Castle, Inc.	5.00%	1/11/2028	205,000	206,411
GLP Capital LP/GLP Financing II, Inc.	5.25%	6/1/2025	350,000	349,935
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	884,000	884,910
Kite Realty Group Trust	4.00%	3/15/2025	647,000	644,916
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025	1,600,000	1,594,648

See Notes to Financial Statements.	205

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	$500,000	$484,904
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	410,000	403,001
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025	1,350,000	1,344,485
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	546,000	550,416
Total				9,508,918

Semiconductors 0.38%
Broadcom, Inc.	5.05%	7/12/2027	691,000	698,096
Qorvo, Inc.	1.75%	12/15/2024	1,027,000	1,025,271
SK Hynix, Inc. (South Korea)†(a)	5.50%	1/16/2027	200,000	201,696
Total				1,925,063

Shipbuilding 0.24%
Huntington Ingalls Industries, Inc.	3.844%	5/1/2025	1,186,000	1,179,682

Software 0.93%
AppLovin Corp.(c)	5.125%	12/1/2029	2,247,000	2,262,957
Atlassian Corp. (Australia)(a)	5.25%	5/15/2029	427,000	435,475
Cadence Design Systems, Inc.	4.20%	9/10/2027	166,000	165,027
Oracle Corp.	2.30%	3/25/2028	358,000	333,154
Take-Two Interactive Software, Inc.	5.00%	3/28/2026	1,452,000	1,457,695
Total				4,654,308

Telecommunications 0.56%
Sprint Capital Corp.	6.875%	11/15/2028	568,000	610,272
T-Mobile USA, Inc.	2.625%	4/15/2026	2,250,000	2,189,758
Total				2,800,030

Toys/Games/Hobbies 0.24%
Mattel, Inc.†	3.375%	4/1/2026	1,250,000	1,219,815

Transportation 0.03%
Ryder System, Inc.	5.30%	3/15/2027	126,000	127,682

Trucking & Leasing 0.14%
GATX Corp.	5.40%	3/15/2027	184,000	186,619
Penske Truck Leasing Co. LP/PTL Finance Corp.†	5.35%	1/12/2027	527,000	532,454
Total				719,073

Water 0.25%
Essential Utilities, Inc.	4.80%	8/15/2027	1,236,000	1,239,417
Total Corporate Bonds (cost $247,821,653)				250,758,879

206	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(e) 4.29%

Aerospace/Defense 0.40%
RTX Corp. Term Loan	6.392% (3 mo. USD Term SOFR + 1.38%	)	11/6/2026	$2,000,000	$1,991,250

Chemicals 0.24%
Celanese U.S. Holdings LLC 2022 5-Year Delayed Draw Term Loan	6.222% (1 mo. USD Term SOFR + 1.50%	)	3/18/2027	1,200,000	1,205,250

Diversified Financial Services 0.21%
Delos Aircraft Designated Activity Co. Term Loan (Ireland)(a)	6.354% (3 mo. USD Term SOFR + 1.75%	)	10/31/2027	1,060,051	1,065,733

Financial 0.40%
LPL Holdings, Inc. 2019 Term Loan B1	6.522% (1 mo. USD Term SOFR + 1.75%	)	11/12/2026	1,984,375	1,989,544

Health Care Products 0.25%
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 1	5.847% (1 mo. USD Term SOFR + 1.13%	)	12/13/2024	102,826	102,826
Solventum Corp. Delayed Draw Term Loan	6.131% (3 mo. USD Term SOFR + 1.63%	)	8/15/2025	282,600	283,130
Solventum Corp. Term Loan	6.131% (1 mo. USD Term SOFR + 1.38%	)	2/16/2027	887,000	886,446
Total					1,272,402

Health Care Services 0.35%
HCA, Inc. 2021 Term Loan A	6.048% (1 mo. USD Term SOFR + 1.38%	)	6/30/2026	1,726,775	1,728,934

Health Services 0.19%
IQVIA, Inc. 2022 Term Loan A2	5.864% (3 mo. USD Term SOFR + 1.25%	)	6/16/2027	934,211	935,378

Media 0.30%
Charter Communications Operating LLC 2019 Term Loan B2	6.343% (3 mo. USD Term SOFR + 1.75%	)	2/1/2027	1,517,338	1,517,991

See Notes to Financial Statements.	207

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas 0.56%
Apache Corp. 2024 3 Year Tranche Term Loan A1	6.48% (1 mo. USD Term SOFR + 1.75%	)	1/30/2027	$870,000	$875,437
Occidental Petroleum Corp. 2 Year Term Loan	6.381% (1 mo. USD Term SOFR + 1.63%	)	12/29/2025	1,912,000	1,912,239
Total					2,787,676

Regional 0.17%
Seminole Tribe of Florida 2022 Term Loan A	5.673% (1 mo. USD Term SOFR + 1.00%	)	5/13/2027	861,111	856,806

Retail 0.30%
KFC Holding Co. 2021 Term Loan B	6.475% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	1,468,718	1,476,245

Semiconductors 0.92%
Broadcom, Inc. 2023 Term Loan A3	5.698% (1 mo. USD Term SOFR + 1.13%	)	8/14/2026	799,738	797,739
Marvell Technology Group Ltd. 2020 5 Year Term Loan A	6.048% (1 mo. USD Term SOFR + 1.38%	)	12/7/2025	1,020,502	1,023,691
Microchip Technology, Inc. 2021 Term Loan A	5.713% (1 mo. USD Term SOFR + 1.13%	)	8/29/2025	2,766,000	2,771,186
Total					4,592,616
Total Floating Rate Loans (cost $21,428,478)					21,419,825

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.34%

Japan 0.34%
Development Bank of Japan, Inc.† (cost $1,701,206)	4.00%		8/28/2027	1,706,000	1,687,579

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Association Series 2014-112 Class A (Cost $6,553)	3.00%	#(f)	1/16/2048	6,489	5,843

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.01%
Federal National Mortgage Association	6.00%		10/1/2038 - 5/1/2039	5,013,974	5,188,675
Uniform Mortgage-Backed Security(g)	5.00%		TBA	6,124,000	6,134,665
Uniform Mortgage-Backed Security(g)	5.50%		TBA	12,319,000	12,464,464
Uniform Mortgage-Backed Security(g)	6.00%		TBA	1,237,000	1,262,351
Total Government Sponsored Enterprises Pass-Throughs (cost $24,976,235)					25,050,155

208	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.17%
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	$250,000	$235,520
Benchmark Mortgage Trust Series 2021-B23 Class A2	1.62%		2/15/2054	220,000	191,833
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.001% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	551,357	553,602
Commercial Mortgage Pass-Through Certificates Series 2014-UBS3 Class A4	3.819%		6/10/2047	2,732	2,728
Ellington Financial Mortgage Trust Series 2020-1 Class A1†	2.006%	#(f)	5/25/2065	6,802	6,701
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	5.684% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	413,417	412,870
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M1A†	5.734% (30 day USD SOFR Average + 1.00%	)#	1/25/2042	503,080	502,959
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	6.084% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	828,733	831,299
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01 Class 1M1†	5.734% (30 day USD SOFR Average + 1.00%	)#	12/25/2041	245,138	245,037
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.125% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	369,385	380,026
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.025% (1 mo. USD Term SOFR + 1.41%	)#	5/15/2026	270,000	253,090
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.506%		10/10/2048	225,000	220,309
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	425,000	414,346
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class A†	3.884%		1/5/2034	204,990	198,943
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	4,830	4,769
Ready Capital Mortgage Financing LLC Series 2021-FL6 Class A†	5.652% (1 mo. USD Term SOFR + 1.06%	)#	7/25/2036	80,714	80,431
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	770,000	773,332

See Notes to Financial Statements.	209

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	5.61% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	$520,000	$517,722
Wells Fargo Commercial Mortgage Trust Series 2015-C26 Class AS	3.58%		2/15/2048	40,000	39,807
Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,000,473)					5,865,324

U.S. TREASURY OBLIGATIONS 22.07%
U.S. Treasury Inflation-Indexed Notes(h)	0.25%		1/15/2025	2,349,568	2,338,399
U.S. Treasury Notes	3.50%		9/30/2026	20,432,000	20,179,792
U.S. Treasury Notes	3.75%		8/31/2026	20,389,000	20,226,525
U.S. Treasury Notes	3.75%		8/15/2027	9,179,000	9,091,692
U.S. Treasury Notes	4.25%		1/31/2026	2,122,200	2,120,459
U.S. Treasury Notes	4.375%		8/15/2026	8,305,000	8,326,249
U.S. Treasury Notes	4.625%		6/30/2026	25,574,000	25,721,350
U.S. Treasury Notes	4.875%		4/30/2026	22,089,000	22,269,336
Total U.S. Treasury Obligations (cost $110,285,762)					110,273,802
Total Long-Term Investments (cost $517,028,376)					520,422,097

SHORT-TERM INVESTMENTS 1.50%

REPURCHASE AGREEMENTS 1.42%
Repurchase Agreement dated 11/29/2024, 4.570% due 12/2/2024 with Barclays Bank PLC collateralized by $4,151,100 of U.S. Treasury Bond at 4.375% due 5/15/2034; value: $4,209,184; proceeds: $4,126,571 (cost $4,125,000)				4,125,000	4,125,000
Repurchase Agreement dated 11/29/2024, 2.200% due 12/2/2024 with Fixed Income Clearing Corp. collateralized by $2,975,800 of U.S. Treasury Note at 4.250% due 12/31/2025; value: $3,023,406; proceeds: $2,964,633 (cost $2,964,090)				2,964,090	2,964,090
Total Repurchase Agreements (cost $7,089,090)					7,089,090

Time Deposits 0.01%
CitiBank N.A.(i) (cost $40,664)				40,664	40,664

210	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Investments	Shares	Fair Value
Money Market Funds 0.07%
Fidelity Government Portfolio(i) (cost $365,976)	365,976	$365,976
Total Short-Term Investments (cost $7,495,730)		7,495,730
Total Investments in Securities 105.66% (cost $524,524,106)		527,917,827
Other Assets and Liabilities – Net(j) (5.66)%		(28,293,906)
Net Assets 100.00%		$499,623,921

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2024, the total value of Rule 144A securities was $197,459,835, which represents 39.52% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2024.
(a)	Foreign security traded in U.S. dollars.
(b)	Step Bond – Security with a predetermined schedule of interest rate changes.
(c)	Securities purchased on a when-issued basis (See Note 2(j)).
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2024.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(g)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(h)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(i)	Security was purchased with the cash collateral from loaned securities.
(j)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swap contracts as follows:

See Notes to Financial Statements.	211

Schedule of Investments (continued)

SHORT DURATION CORE BOND FUND November 30, 2024

Centrally Cleared Interest Rate Swap Contracts at November 30, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	3.872%	12-Month USD SOFR Index	5/31/2028	$22,498,000	$(72,122)	$51,746	$(20,376)
Goldman Sachs(2)	3.585%	12-Month USD SOFR Index	10/16/2029	8,700,000	–	64,380	64,380
Goldman Sachs(2)	12-Month USD SOFR Index	4.258%	3/25/2027	33,283,000	357	211,285	211,642
Goldman Sachs(2)	12-Month USD SOFR Index	4.718%	9/28/2025	32,684,000	–	105,986	105,986
Goldman Sachs(2)	12-Month USD SOFR Index	5.013%	3/7/2025	47,990,000	(72)	48,990	48,918
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$(71,837)	$482,387	$410,550

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	12-Month USD SOFR Index	3.661%	10/16/2027	$14,100,000	$ –	$(90,634)	$(90,634)

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at November 30, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Goldman Sachs	4.622%	CPI Urban Consumer NSA	7/15/2025	$920,000	$4,472
Goldman Sachs	5.160%	CPI Urban Consumer NSA	3/27/2025	1,800,000	12,677
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$17,149

NSA	Non-seasonally adjusted.

Futures Contracts at November 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2025	258	Long	$53,068,777	$53,176,219	$107,442
U.S. 5-Year Treasury Note	March 2025	66	Long	7,078,079	7,101,703	23,624
Total Unrealized Appreciation on Futures Contracts						$131,066

212	See Notes to Financial Statements.

Schedule of Investments (concluded)

SHORT DURATION CORE BOND FUND November 30, 2024

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$105,360,690	$–	$105,360,690
Corporate Bonds	–	250,758,879	–	250,758,879
Floating Rate Loans	–	21,419,825	–	21,419,825
Foreign Government Obligations	–	1,687,579	–	1,687,579
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	5,843	–	5,843
Government Sponsored Enterprises Pass-Throughs	–	25,050,155	–	25,050,155
Non-Agency Commercial Mortgage-Backed Securities	–	5,865,324	–	5,865,324
U.S. Treasury Obligations	–	110,273,802	–	110,273,802
Short-Term Investments
Repurchase Agreements	–	7,089,090	–	7,089,090
Time Deposits	–	40,664	–	40,664
Money Market Funds	365,976	–	–	365,976
Total	$365,976	$527,551,851	$–	$527,917,827
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$410,550	$–	$410,550
Liabilities	–	(90,634)	–	(90,634)
Centrally Cleared CPI Swap Contracts
Assets	–	17,149	–	17,149
Liabilities	–	–	–	–
Futures Contracts
Assets	131,066	–	–	131,066
Liabilities	–	–	–	–
Total	$131,066	$337,065	$–	$468,131

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

See Notes to Financial Statements.	213

Schedule of Investments

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 104.50%

ASSET-BACKED SECURITIES 25.12%

Automobiles 10.24%
Ally Auto Receivables Trust Series 2024-2 Class A3	4.14%		7/16/2029	$69,665,000	$69,265,353
Americredit Automobile Receivables Trust Series 2023-1 Class A2A	5.84%		10/19/2026	20,216,991	20,241,302
Americredit Automobile Receivables Trust Series 2023-1 Class A3	5.62%		11/18/2027	72,620,000	73,167,308
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	27,200,000	27,739,449
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A2	6.19%		4/19/2027	10,079,541	10,132,825
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%		1/18/2029	38,840,000	39,246,764
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A Class A†	2.02%		2/20/2027	23,225,000	22,594,060
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A†	5.834% (30 day USD SOFR Average + 1.10%	)#	12/26/2031	34,206,381	34,272,478
Capital One Prime Auto Receivables Trust Series 2022-2 Class A3	3.66%		5/17/2027	94,366,618	93,742,166
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3	4.87%		2/15/2028	70,260,000	70,483,357
CarMax Auto Owner Trust Series 2023-3 Class A3	5.28%		5/15/2028	60,475,000	60,982,204
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	45,330,000	46,151,253
CarMax Auto Owner Trust Series 2024-2 Class A4	5.51%		11/15/2029	24,545,000	25,171,153
Carvana Auto Receivables Trust Series 2021-N1 Class A	0.70%		1/10/2028	4,988,270	4,838,984
Carvana Auto Receivables Trust Series 2022-P1 Class A3	3.35%		2/10/2027	70,975,358	70,599,749
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%		2/10/2028	50,912,000	50,849,287
Carvana Auto Receivables Trust Series 2022-P3 Class A3	4.61%		11/10/2027	29,297,256	29,247,761
Chase Auto Owner Trust Series 2024-3A Class A3†	5.22%		7/25/2029	54,635,000	55,383,183
Chase Auto Owner Trust Series 2024-4A Class A3†	4.94%		7/25/2029	56,335,000	56,795,358
Chase Auto Owner Trust Series 2024-5A Class A3†	4.18%		8/27/2029	25,000,000	24,835,440
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%		5/15/2036	115,752,657	116,935,973
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	72,630,000	73,402,827

214	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Citizens Auto Receivables Trust Series 2023-2 Class A2A†	6.09%	10/15/2026	$20,432,348	$20,495,067
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%	8/15/2028	79,525,000	80,386,009
Credit Acceptance Auto Loan Trust Series 2024-2A Class A†	5.95%	6/15/2034	31,440,000	31,999,028
Enterprise Fleet Financing LLC Series 2022-3 Class A2†	4.38%	7/20/2029	16,906,569	16,866,311
Enterprise Fleet Financing LLC Series 2023-1 Class A2†	5.51%	1/22/2029	31,169,289	31,313,441
Enterprise Fleet Financing LLC Series 2024-3 Class A2†	5.31%	4/20/2027	34,500,000	34,730,343
Enterprise Fleet Financing LLC Series 2024-4 Class A2†	4.69%	7/20/2027	52,490,000	52,514,413
Exeter Automobile Receivables Trust Series 2021-2A Class D	1.40%	4/15/2027	7,371,364	7,180,587
Exeter Automobile Receivables Trust Series 2021-3A Class E†	3.04%	12/15/2028	40,830,000	39,325,263
Exeter Automobile Receivables Trust Series 2022-3A Class B	4.86%	12/15/2026	2,610,189	2,610,114
Exeter Automobile Receivables Trust Series 2024-3A Class A2	5.82%	2/15/2027	22,309,275	22,373,574
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%	9/16/2030	28,717,000	29,197,952
Exeter Automobile Receivables Trust Series 2024-4A Class D	5.81%	12/16/2030	12,170,000	12,345,323
First Investors Auto Owner Trust Series 2022-2A Class A†	6.26%	7/15/2027	28,695,051	28,848,581
Ford Credit Auto Lease Trust Series 2024-A Class A3	5.06%	5/15/2027	39,845,000	40,033,252
Ford Credit Auto Lease Trust Series 2024-B Class A3	4.99%	12/15/2027	101,640,000	102,312,023
Ford Credit Auto Owner Trust Series 2021-1 Class A†	1.37%	10/17/2033	36,875,000	35,296,661
Ford Credit Auto Owner Trust Series 2022-1 Class A†	3.88%	11/15/2034	115,555,000	113,710,777
GLS Auto Receivables Issuer Trust Series 2023-3A Class A2†	6.04%	3/15/2027	20,942,152	21,004,742
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3	4.85%	12/18/2028	26,625,000	26,794,101
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%	12/27/2027	120,499,000	113,021,133

See Notes to Financial Statements.	215

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	$15,200,000	$15,160,234
Hertz Vehicle Financing LLC Series 2021-1A Class D†	3.98%	12/26/2025	3,333,333	3,325,714
Honda Auto Receivables Owner Trust Series 2024-2 Class A3	5.27%	11/20/2028	63,155,000	64,032,425
Honda Auto Receivables Owner Trust Series 2024-4 Class A3	4.33%	5/15/2029	74,500,000	74,408,067
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	69,590,000	70,315,761
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%	5/20/2032	26,562,547	26,855,123
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%	10/20/2032	38,450,000	38,492,856
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3†	5.80%	12/15/2026	42,707,000	43,110,146
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3†	5.02%	3/15/2027	40,785,000	40,994,790
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3†	5.41%	5/17/2027	56,670,000	57,359,651
Hyundai Auto Receivables Trust Series 2024-B Class A3	4.84%	3/15/2029	45,800,000	46,173,513
LAD Auto Receivables Trust Series 2023-1A Class A2†	5.68%	10/15/2026	4,853,700	4,856,806
LAD Auto Receivables Trust Series 2024-3A Class A2†	4.64%	11/15/2027	39,255,000	39,239,333
LAD Auto Receivables Trust Series 2024-3A Class A3†	4.52%	3/15/2029	20,000,000	19,946,078
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3	5.32%	1/18/2028	46,955,000	47,584,925
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3	4.23%	2/15/2028	37,375,000	37,217,973
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	100,245,000	101,158,182
NextGear Floorplan Master Owner Trust Series 2023-1A Class A2†	5.74%	3/15/2028	108,265,000	109,719,086
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%	3/15/2028	39,778,000	40,407,543
Nissan Auto Receivables Owner Trust Series 2024-B Class A3	4.34%	3/15/2029	50,500,000	50,421,488
Octane Receivables Trust Series 2022-1A Class A2†	4.18%	3/20/2028	11,167,231	11,147,550
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	14,679,502	14,686,140

216	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Octane Receivables Trust Series 2023-1A Class A†	5.87%	5/21/2029	$13,639,559	$13,701,638
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	51,056,000	51,507,927
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	32,060,000	32,088,091
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%	7/14/2028	39,460,304	38,801,254
Santander Drive Auto Receivables Trust Series 2022-6 Class B	4.72%	6/15/2027	6,336,179	6,334,625
Santander Drive Auto Receivables Trust Series 2022-6 Class C	4.96%	11/15/2028	5,600,000	5,610,011
Santander Drive Auto Receivables Trust Series 2023-3 Class A3	5.61%	10/15/2027	43,000,000	43,125,113
Santander Drive Auto Receivables Trust Series 2024-1 Class A2	5.71%	2/16/2027	27,942,292	27,996,835
Santander Drive Auto Receivables Trust Series 2024-2 Class A3	5.63%	11/15/2028	77,430,000	78,284,394
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	36,695,000	37,290,721
Santander Drive Auto Receivables Trust Series 2024-5 Class A3	4.62%	11/15/2028	58,500,000	58,415,157
Santander Drive Auto Receivables Trust Series 2024-5 Class B	4.63%	8/15/2029	65,500,000	65,352,533
SBNA Auto Lease Trust Series 2024-A Class A3†	5.39%	11/20/2026	63,090,000	63,439,443
SBNA Auto Lease Trust Series 2024-B Class A2†	5.67%	11/20/2026	44,511,669	44,690,250
SBNA Auto Lease Trust Series 2024-B Class A3†	5.56%	11/22/2027	65,700,000	66,544,232
SBNA Auto Lease Trust Series 2024-C Class A3†	4.56%	2/22/2028	31,500,000	31,476,258
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3†	5.47%	10/20/2028	44,841,000	45,264,402
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3†	4.95%	5/21/2029	31,375,000	31,537,573
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3†	5.33%	11/20/2029	44,610,000	45,213,645
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3†	4.55%	6/20/2030	37,935,000	38,018,700
Tesla Auto Lease Trust Series 2023-A Class A3†	5.89%	6/22/2026	57,485,000	57,701,937
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A†	1.35%	5/25/2033	29,655,000	29,190,125
Toyota Auto Receivables Owner Trust Series 2024-D Class A3	4.40%	6/15/2029	56,030,000	56,045,453
Toyota Lease Owner Trust Series 2024-B Class A3†	4.21%	9/20/2027	69,900,000	69,647,214
Volkswagen Auto Lease Trust Series 2024-A Class A3	5.21%	6/21/2027	77,510,000	78,379,104

See Notes to Financial Statements.	217

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2022-2A Class C†	4.85%	9/15/2027	$23,985,000	$23,981,652
Westlake Automobile Receivables Trust Series 2023-2A Class A2A†	5.87%	7/15/2026	1,970,382	1,971,078
Westlake Automobile Receivables Trust Series 2023-2A Class B†	6.14%	3/15/2028	37,325,000	37,620,017
Westlake Automobile Receivables Trust Series 2023-3A Class A2A†	5.96%	10/15/2026	47,701,561	47,807,478
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%	4/15/2030	48,660,000	49,245,253
Westlake Automobile Receivables Trust Series 2024-3A Class A3†	4.71%	4/17/2028	31,280,000	31,265,677
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%	2/15/2028	72,105,000	72,665,869
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1†	4.80%	9/19/2039	48,215,000	48,176,876
Total				4,323,440,848

Credit Card 2.05%
American Express Credit Account Master Trust Series 2024-1 Class A	5.23%	4/15/2029	114,965,000	117,126,848
BA Credit Card Trust Series 2024-A1 Class A	4.93%	5/15/2029	112,875,000	114,288,838
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A	3.49%	5/15/2027	16,669,000	16,581,211
Discover Card Execution Note Trust Series 2022-A3 Class A3	3.56%	7/15/2027	58,590,000	58,226,150
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93%	6/15/2028	111,470,000	112,299,560
First National Master Note Trust Series 2024-1 Class A	5.34%	5/15/2030	20,402,000	20,670,833
Perimeter Master Note Business Trust	2.13%	5/15/2027	90,000,000	89,110,194
Perimeter Master Note Business Trust Series 2021-1A Class A†	3.19%	12/15/2026	46,000,000	44,392,976
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54%	7/15/2029	70,348,000	71,444,198
WF Card Issuance Trust Series 2024-A2 Class A	4.29%	10/15/2029	112,465,000	112,117,393
World Financial Network Credit Card Master Note Trust Series 2024-B Class A	4.62%	5/15/2031	40,760,000	40,808,309
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%	2/15/2031	65,175,000	66,402,825
Total				863,469,335

218	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other 12.50%
ACAM Ltd. Series 2019-FL1 Class AS†	6.475% (1 mo. USD Term SOFR + 1.86%	)#	11/17/2034	$5,025,474	$5,024,170
ACREC Ltd. Series 2021-FL1 Class A†	5.875% (1 mo. USD Term SOFR + 1.26%	)#	10/16/2036	36,938,773	36,755,523
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	41,294	41,232
Affirm Asset Securitization Trust Series 2023-B Class 1A†	6.82%		9/15/2028	69,455,000	70,393,281
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	94,355,000	95,629,661
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%		2/15/2029	73,620,000	74,139,301
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	32,865,000	33,096,823
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	16,765,000	16,703,652
AMMC CLO 23 Ltd. Series 2020-23A Class A1R2†	6.068% (3 mo. USD Term SOFR + 1.42%	)#	4/17/2035	118,500,000	118,697,113
AMMC CLO 25 Ltd. Series 2022-25A Class A1R†	6.006% (3 mo. USD Term SOFR + 1.35%	)#	4/15/2035	31,440,000	31,508,162
Apex Credit CLO Ltd. Series 2018-2A Class A1RR†	5.857% (3 mo. USD Term SOFR + 1.24%	)#	10/20/2031	43,663,583	43,740,785
Apidos CLO XXII Ltd. Series 2015-22A Class A1R†	5.939% (3 mo. USD Term SOFR + 1.32%	)#	4/20/2031	32,352,776	32,386,459
Apidos CLO XXXI Ltd. Series 2019-31A Class A1R†	6.018% (3 mo. USD Term SOFR + 1.36%	)#	4/15/2031	72,361,629	72,486,279
Apidos Loan Fund Ltd. Series 2024-1A Class A1†	5.896% (3 mo. USD Term SOFR + 1.27%	)#	4/25/2035	75,850,000	75,995,117
Aqua Finance Trust Series 2019-A Class A†	3.14%		7/16/2040	6,614,094	6,386,391
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	42,467,527	38,923,055
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	5.794% (1 mo. USD Term SOFR + 1.18%	)#	8/15/2034	11,375,109	11,375,133
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.074% (1 mo. USD Term SOFR + 1.46%	)#	11/15/2036	65,305,448	65,397,365
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	6.256% (30 day USD SOFR Average + 1.45%	)#	1/15/2037	53,101,613	53,158,089
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2 Class A†	6.459% (1 mo. USD Term SOFR + 1.85%	)#	5/15/2037	40,098,620	40,223,663

See Notes to Financial Statements.	219

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
ARES L CLO Ltd. Series 2018-50A Class AR†	5.968% (3 mo. USD Term SOFR + 1.31%	)#	1/15/2032	$74,030,714	$74,229,456
Bain Capital Credit CLO Ltd. Series 2019-2A Class AR2†	5.778% (3 mo. USD Term SOFR + 1.13%	)#	10/17/2032	62,068,013	62,104,248
Ballyrock CLO Ltd. Series 2019-1A Class A1R†	5.948% (3 mo. USD Term SOFR + 1.29%	)#	7/15/2032	96,079,114	96,194,506
Ballyrock CLO Ltd. Series 2019-2A Class A1RR†	5.921% (3 mo. USD Term SOFR + 1.40%	)#	2/20/2036	9,000,000	9,030,830
Barings CLO Ltd. Series 2019-3A Class A1R†	5.949% (3 mo. USD Term SOFR + 1.33%	)#	4/20/2031	6,832,954	6,847,031
Barings Loan Partners CLO Ltd. 3 Series LP-3A Class AR†	6.137% (3 mo. USD Term SOFR + 1.52%	)#	7/20/2033	65,450,000	65,561,984
BDS Ltd. Series 2021-FL7 Class A†	5.795% (1 mo. USD Term SOFR + 1.18%	)#	6/16/2036	10,276,841	10,257,668
Benefit Street Partners CLO IV Ltd. Series 2014-IVA Class AR4†	5.967% (3 mo. USD Term SOFR + 1.35%	)#	4/20/2034	74,180,000	74,458,370
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	5.859% (3 mo. USD Term SOFR + 1.24%	)#	7/20/2029	35,755,656	35,835,807
BSPRT Issuer Ltd. Series 2021-FL7 Class A†	6.044% (1 mo. USD Term SOFR + 1.43%	)#	12/15/2038	23,626,626	23,628,037
Carlyle Global Market Strategies CLO Ltd. Series 2012-4A Class A1R4†	5.752% (3 mo. USD Term SOFR + 1.12%	)#	4/22/2032	35,602,118	35,624,319
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3†	5.859% (3 mo. USD Term SOFR + 1.24%	)#	7/20/2031	44,016,678	44,115,312
Carlyle Global Market Strategies CLO Ltd. Series 2015-4A Class A1JR†	6.167% (3 mo. USD Term SOFR + 1.55%	)#	7/20/2032	8,000,000	8,011,345
Carlyle Global Market Strategies CLO Ltd. Series 2015-5A Class A1R3†	5.717% (3 mo. USD Term SOFR + 1.10%	)#	1/20/2032	16,222,368	16,236,156
Carlyle U.S. CLO Ltd. Series 2019-1A Class A1AR†	5.959% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2031	91,295,811	91,434,019
Cedar Funding VII CLO Ltd. Series 2018-7A Class AR†	5.697% (3 mo. USD Term SOFR + 1.08%	)#	1/20/2031	55,873,821	56,011,441

220	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Cedar Funding VII CLO Ltd. Series 2018-7A Class BR†	6.167% (3 mo. USD Term SOFR + 1.55%	)#	1/20/2031		$31,370,000	$31,399,735
Cedar Funding VII CLO Ltd. Series 2018-7A Class CR†	6.417% (3 mo. USD Term SOFR + 1.80%	)#	1/20/2031		15,112,000	15,135,600
CIFC Funding Ltd. Series 2013-2A Class A1L2†	5.894% (3 mo. USD Term SOFR + 1.26%	)#	10/18/2030		25,724,638	25,782,528
Dell Equipment Finance Trust Series 2023-2 Class A2†	5.84%		1/22/2029		3,905,532	3,910,727
DLLMT LLC Series 2024-1A Class A3†	4.84%		8/21/2028		20,565,000	20,655,338
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.811% (3 mo. USD Term SOFR + 1.29%	)#	8/20/2034		95,700,000	95,844,723
Dryden Senior Loan Fund Series 2017-47A Class A1R†	5.898% (3 mo. USD Term SOFR + 1.24%	)#	4/15/2028		9,163,848	9,172,827
Elmwood CLO X Ltd. Series 2021-3A Class A1R†	5.887% (3 mo. USD Term SOFR + 1.27%	)#	4/20/2034		107,000,000	107,336,212
Fairstone Financial Issuance Trust I Series 2020-1A Class A†	2.509%		10/20/2039	CAD	6,901,644	4,901,730
Flatiron CLO 28 Ltd. Series 2024-1A Class A1†	6.587% (3 mo. USD Term SOFR + 1.32%	)#	7/15/2036		$15,750,000	15,794,484
Galaxy XXII CLO Ltd. Series 2016-22A Class ARRR†	5.887% (3 mo. USD Term SOFR + 1.24%	)#	4/16/2034		101,830,000	102,406,066
GreenSky Home Improvement Issuer Trust Series 2024-2 Class A2†	5.25%		10/27/2059		22,725,000	22,759,447
Greystone CRE Notes Ltd. Series 2021-FL3 Class A†	5.744% (1 mo. USD Term SOFR + 1.13%	)#	7/15/2039		56,456,614	56,404,079
Greywolf CLO VII Ltd. Series 2018-2A Class A1†	6.057% (3 mo. USD Term SOFR + 1.44%	)#	10/20/2031		24,043,876	24,084,879
Halcyon Loan Advisors Funding Ltd. Series 2017-2A Class A2†	6.609% (3 mo. USD Term SOFR + 1.96%	)#	1/17/2030		16,647,637	16,738,749
HGI CRE CLO Ltd. Series 2021-FL2 Class A†	5.725% (1 mo. USD Term SOFR + 1.11%	)#	9/17/2036		10,825,435	10,812,235
KKR CLO 15 Ltd. Series 15 Class A1R2†	5.732% (3 mo. USD Term SOFR + 1.10%	)#	1/18/2032		83,534,434	83,638,308
KKR CLO 15 Ltd. Series 15 Class BR2†	6.182% (3 mo. USD Term SOFR + 1.55%	)#	1/18/2032		7,890,000	7,903,582

See Notes to Financial Statements.	221

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
KKR CLO 23 Ltd. Series 23 Class BR†	6.167% (3 mo. USD Term SOFR + 1.55%	)#	10/20/2031	$17,910,000	$17,976,837
KKR CLO 23 Ltd. Series 23 Class CR†	6.517% (3 mo. USD Term SOFR + 1.90%	)#	10/20/2031	7,750,000	7,790,639
KKR CLO 24 Ltd. Series 24 Class A1R†	5.959% (3 mo. USD Term SOFR + 1.34%	)#	4/20/2032	110,935,440	111,137,697
KKR CLO 40 Ltd. Series 40A Class AR†	5.917% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2034	116,335,000	116,995,084
KREF Ltd. Series 2021-FL2 Class A†	5.795% (1 mo. USD Term SOFR + 1.18%	)#	2/15/2039	26,842,141	26,674,784
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	138,926,000	128,891,222
Lendmark Funding Trust Series 2022-1A Class A†	5.12%		7/20/2032	82,215,000	82,354,914
Lendmark Funding Trust Series 2023-1A Class A†	5.59%		5/20/2033	36,700,000	36,809,685
Lendmark Funding Trust Series 2024-1A Class A†	5.53%		6/21/2032	29,550,000	29,831,021
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.348% (30 day USD SOFR Average + 1.55%	)#	1/17/2037	45,897,592	45,897,592
M&T Equipment Notes Series 2024-1A Class A3†	4.76%		8/18/2031	20,885,000	20,905,254
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	5.897% (3 mo. USD Term SOFR + 1.28%	)#	7/27/2034	75,370,000	75,635,018
Madison Park Funding XIV Ltd. Series 2014-14A Class BR3†	6.432% (3 mo. USD Term SOFR + 1.80%	)#	10/22/2030	47,090,000	47,244,158
Madison Park Funding XVII Ltd. Series 2015-17A Class AR2†	5.879% (3 mo. USD Term SOFR + 1.26%	)#	7/21/2030	23,575,674	23,575,674
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	69,465,000	65,096,631
MF1 LLC Series 2022-FL9 Class A†	6.756% (1 mo. USD Term SOFR + 2.15%	)#	6/19/2037	44,252,085	44,321,850
MF1 Ltd. Series 2021-FL6 Class AS†	6.175% (1 mo. USD Term SOFR + 1.56%	)#	7/16/2036	19,790,000	19,652,078
MF1 Ltd. Series 2021-FL7 Class A†	5.805% (1 mo. USD Term SOFR + 1.19%	)#	10/16/2036	37,966,732	37,836,526
MidOcean Credit CLO VI Series 2016-6A Class ARRR†	5.847% (3 mo. USD Term SOFR + 1.23%	)#	4/20/2033	80,606,726	80,808,243
Mountain View CLO LLC Series 2017-1A Class BR†	6.659% (3 mo. USD Term SOFR + 2.01%	)#	10/16/2029	24,500,439	24,557,902
Neuberger Berman Loan Advisers CLO 50 Ltd. Series 2022-50A Class AR†	5.876% (3 mo. USD Term SOFR + 1.25%	)#	7/23/2036	95,945,000	96,218,152

222	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Neuberger Berman Loan Advisers CLO 51 Ltd. Series 2022-51A Class AR†	5.906% (3 mo. USD Term SOFR + 1.28%	)#	10/23/2036	$96,990,000	$97,309,851
Newark BSL CLO 1 Ltd. Series 2016-1A Class A1R†	5.979% (3 mo. USD Term SOFR + 1.36%	)#	12/21/2029	25,313,056	25,372,834
Newark BSL CLO 2 Ltd. Series 2017-1A Class A1R†	5.858% (3 mo. USD Term SOFR + 1.23%	)#	7/25/2030	31,130,749	31,203,211
OCP CLO Ltd. Series 2016-11A Class A1R2†	6.037% (3 mo. USD Term SOFR + 1.42%	)#	4/26/2036	69,640,000	69,876,250
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R†	5.879% (3 mo. USD Term SOFR + 1.26%	)#	3/17/2030	15,124,255	15,157,055
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	5.868% (3 mo. USD Term SOFR + 1.21%	)#	7/15/2029	1,317,543	1,318,895
Octagon Investment Partners XXI Ltd. Series 2014-1A Class AAR3†	5.778% (3 mo. USD Term SOFR + 1.26%	)#	2/14/2031	47,875,560	48,114,620
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	75,865,000	72,754,338
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	14,375,000	13,485,248
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	18,050,000	16,905,312
OneMain Financial Issuance Trust Series 2022-3A Class A†	5.94%		5/15/2034	105,705,000	106,421,130
PFS Financing Corp. Series 2023-A Class A†	5.80%		3/15/2028	90,750,000	92,082,346
PFS Financing Corp. Series 2024-D Class A†	5.34%		4/15/2029	18,535,000	18,846,290
Prima Capital CRE Securitization Ltd. Series 2013-3A Class C†	5.00%		10/24/2035	35,011,000	34,949,451	(a)
Rad CLO 7 Ltd. Series 2020-7A Class A1R†	5.998% (3 mo. USD Term SOFR + 1.35%	)#	4/17/2036	78,800,000	79,035,913
Regatta XIII Funding Ltd. Series 2018-2A Class A1R†	5.756% (3 mo. USD Term SOFR + 1.10%	)#	7/15/2031	57,403,597	57,478,401
Romark CLO Ltd. Series 2017-1A Class A1R†	5.918% (3 mo. USD Term SOFR + 1.29%	)#	10/23/2030	23,380,797	23,433,088
RR 12 Ltd. Series 2020-12A Class AAR3†	5.906% (3 mo. USD Term SOFR + 1.25%	)#	1/15/2036	48,700,000	48,897,698

See Notes to Financial Statements.	223

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
RR 24 Ltd. Series 2022-24A Class A1AR†	6.386% (3 mo. USD Term SOFR + 1.73%	)#	1/15/2036	$112,280,000	$112,486,720
RR 8 Ltd. Series 2020-8A Class A1R†	6.006% (3 mo. USD Term SOFR + 1.35%	)#	7/15/2037	90,275,000	90,558,141
SCF Equipment Leasing LLC Series 2021-1A Class B†	1.37%		8/20/2029	3,672,658	3,656,687
SCF Equipment Leasing LLC Series 2022-1A Class A3†	2.92%		7/20/2029	60,392,539	59,948,080
SCF Equipment Leasing LLC Series 2022-1A Class B†	3.22%		10/21/2030	45,560,000	44,728,243
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	16,295,000	16,648,592
Sycamore Tree CLO Ltd. Series 2024-5A Class A1†	6.037% (3 mo. USD Term SOFR + 1.42%	)#	4/20/2036	71,860,000	71,996,385
TCI-Flatiron CLO Ltd. Series 2017-1A Class AR†	5.707% (3 mo. USD Term SOFR + 1.22%	)#	11/18/2030	4,001,807	4,011,298
TCI-Flatiron CLO Ltd. Series 2018-1A Class ANR†	5.926% (3 mo. USD Term SOFR + 1.32%	)#	1/29/2032	16,739,502	16,775,841
T-Mobile U.S. Trust Series 2024-2A Class A†	4.25%		5/21/2029	66,440,000	66,120,370
Valley Stream Park CLO Ltd. Series 2022-1A Class ARR†	5.712% (3 mo. USD Term SOFR + 1.19%	)#	1/20/2037	103,560,000	103,560,000
Venture 33 CLO Ltd. Series 2018-33A Class A1LR†	5.978% (3 mo. USD Term SOFR + 1.32%	)#	7/15/2031	50,408,205	50,443,852
Verizon Master Trust Series 2023-3 Class A†	4.73%		4/21/2031	63,118,000	63,469,359
Verizon Master Trust Series 2023-5 Class A1A	5.61%		9/8/2028	47,699,000	48,091,324
Verizon Master Trust Series 2024-2 Class A†	4.83%		12/22/2031	77,880,000	78,963,311
Verizon Master Trust Series 2024-7 Class A†	4.35%		8/20/2032	70,765,000	70,451,483
Wind River CLO Ltd. Series 2022-1A Class AR†	5.967% (3 mo. USD Term SOFR + 1.35%	)#	7/20/2035	95,720,000	96,373,279
Total					5,277,458,889

Student Loan 0.33%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	66,402,933	59,483,349
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	59,543,386	53,901,537
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	27,752,729	25,611,881
Total					138,996,767
Total Asset-Backed Securities (cost $10,616,769,068)					10,603,365,839

224	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
CONVERTIBLE BONDS 0.09%

Commercial Services 0.09%
Block, Inc.(b) (cost $39,591,602)	Zero Coupon	5/1/2026	$42,659,000	$39,683,535

CORPORATE BONDS 56.18%

Aerospace/Defense 1.62%
BAE Systems PLC (United Kingdom)†(c)	5.00%	3/26/2027	10,519,000	10,600,004
BAE Systems PLC (United Kingdom)†(c)	5.125%	3/26/2029	20,503,000	20,771,480
Boeing Co.	2.196%	2/4/2026	76,341,000	73,795,528
Boeing Co.	2.25%	6/15/2026	20,418,000	19,543,461
Boeing Co.	2.70%	2/1/2027	27,558,000	26,196,552
Boeing Co.	3.20%	3/1/2029	41,998,000	38,763,651
Boeing Co.	4.875%	5/1/2025	37,083,000	37,042,978
Boeing Co.	5.04%	5/1/2027	10,563,000	10,570,504
Boeing Co.†	6.259%	5/1/2027	44,236,000	45,349,806
Boeing Co.†	6.298%	5/1/2029	63,282,000	65,935,277
Bombardier, Inc. (Canada)†(c)	7.125%	6/15/2026	15,125,000	15,271,289
Bombardier, Inc. (Canada)†(c)	7.875%	4/15/2027	19,074,000	19,136,792
F-Brasile SpA/F-Brasile U.S. LLC (Italy)†(c)	7.375%	8/15/2026	59,847,000	59,741,669
Rolls-Royce PLC (United Kingdom)†(c)	3.625%	10/14/2025	11,568,000	11,458,782
Rolls-Royce PLC (United Kingdom)†(c)	5.75%	10/15/2027	16,832,000	17,159,079
TransDigm, Inc.	5.50%	11/15/2027	36,277,000	35,999,638
TransDigm, Inc.†	6.75%	8/15/2028	78,748,000	80,418,173
Triumph Group, Inc.†	9.00%	3/15/2028	93,328,000	97,821,743
Total				685,576,406

Agriculture 0.80%
BAT Capital Corp.	2.259%	3/25/2028	20,595,000	19,010,206
BAT International Finance PLC (United Kingdom)(c)	5.931%	2/2/2029	41,587,000	43,264,270
Imperial Brands Finance PLC (United Kingdom)†(c)	3.50%	7/26/2026	8,800,000	8,605,580
Imperial Brands Finance PLC (United Kingdom)†(c)	5.50%	2/1/2030	34,448,000	35,095,875
Imperial Brands Finance PLC (United Kingdom)†(c)	6.125%	7/27/2027	130,231,000	134,165,981
Viterra Finance BV (Netherlands)†(c)	2.00%	4/21/2026	47,780,000	45,735,480
Viterra Finance BV (Netherlands)†(c)	4.90%	4/21/2027	51,875,000	51,591,503
Total				337,468,895

Airlines 0.25%
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	6,083,868	6,044,473
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	54,103,144	54,610,090

See Notes to Financial Statements.	225

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Airlines (continued)
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%	4/15/2029	$42,755,999	$43,828,705
Total				104,483,268

Apparel 0.05%
PVH Corp.	4.625%	7/10/2025	19,872,000	19,790,779

Auto Manufacturers 2.83%
Ford Motor Credit Co. LLC	2.30%	2/10/2025	45,441,000	45,184,470
Ford Motor Credit Co. LLC	3.375%	11/13/2025	90,599,000	89,068,164
Ford Motor Credit Co. LLC	4.389%	1/8/2026	10,224,000	10,134,951
Ford Motor Credit Co. LLC	4.687%	6/9/2025	10,043,000	10,022,131
Ford Motor Credit Co. LLC	5.125%	6/16/2025	25,607,000	25,593,276
Ford Motor Credit Co. LLC	5.125%	11/5/2026	81,404,000	81,265,710
Ford Motor Credit Co. LLC	5.303%	9/6/2029	64,994,000	64,381,350
Ford Motor Credit Co. LLC	5.80%	3/8/2029	64,650,000	65,316,978
Ford Motor Credit Co. LLC	5.85%	5/17/2027	39,899,000	40,501,354
General Motors Co.	6.125%	10/1/2025	43,531,000	43,895,133
General Motors Financial Co., Inc.	2.75%	6/20/2025	40,395,000	39,910,874
General Motors Financial Co., Inc.	4.35%	1/17/2027	9,511,000	9,425,892
General Motors Financial Co., Inc.	4.90%	10/6/2029	40,720,000	40,568,375
General Motors Financial Co., Inc.	5.35%	7/15/2027	28,768,000	29,142,462
General Motors Financial Co., Inc.	5.40%	5/8/2027	8,286,000	8,400,948
General Motors Financial Co., Inc.	5.55%	7/15/2029	32,397,000	33,131,876
Hyundai Capital America†	1.50%	6/15/2026	47,772,000	45,419,643
Hyundai Capital America†	2.00%	6/15/2028	42,180,000	38,275,086
Hyundai Capital America†	5.25%	1/8/2027	40,238,000	40,641,733
Hyundai Capital America†	5.30%	1/8/2029	23,600,000	23,935,288
Hyundai Capital America†	5.65%	6/26/2026	46,778,000	47,320,327
Hyundai Capital America†	5.95%	9/21/2026	48,250,000	49,138,811
Hyundai Capital America†	6.10%	9/21/2028	35,000,000	36,444,919
Jaguar Land Rover Automotive PLC (United Kingdom)†(c)	7.75%	10/15/2025	36,163,000	36,212,068
Jaguar Land Rover Automotive PLC (United Kingdom)(c)	7.75%	10/15/2025	5,000,000	5,006,784
Nissan Motor Acceptance Co. LLC†	1.85%	9/16/2026	18,061,000	16,694,642
Nissan Motor Acceptance Co. LLC†	2.00%	3/9/2026	35,001,000	33,303,619
Volkswagen Group of America Finance LLC†	4.90%	8/14/2026	19,838,000	19,771,026
Volkswagen Group of America Finance LLC†	5.40%	3/20/2026	60,840,000	61,129,943

226	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Auto Manufacturers (continued)
Volkswagen Group of America Finance LLC†	5.70%		9/12/2026	$63,166,000	$63,886,500
Volkswagen Group of America Finance LLC†	6.00%		11/16/2026	39,108,000	39,759,413
Total					1,192,883,746

Auto Parts & Equipment 0.46%
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027	23,814,000	23,982,294
Goodyear Tire & Rubber Co.	9.50%		5/31/2025	17,552,000	17,714,672
ZF North America Capital, Inc.†	4.75%		4/29/2025	86,449,000	85,997,900
ZF North America Capital, Inc.†	6.875%		4/14/2028	65,514,000	65,858,538
Total					193,553,404

Banks 14.95%
ABN AMRO Bank NV (Netherlands)†(c)	4.75%		7/28/2025	91,639,000	91,373,341
ABN AMRO Bank NV (Netherlands)†(c)	4.80%		4/18/2026	48,000,000	47,778,390
ABN AMRO Bank NV (Netherlands)†(c)	6.339% (1 yr. CMT + 1.65%	)#	9/18/2027	30,400,000	31,162,038
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%	)#	9/13/2029	73,907,000	77,998,446
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	4.40%		5/19/2026	25,108,000	24,888,447
Bank of America Corp.	1.197% (SOFR + 1.01%	)#	10/24/2026	64,190,000	62,241,796
Bank of America Corp.	1.319% (SOFR + 1.15%	)#	6/19/2026	81,286,000	79,757,047
Bank of America Corp.	1.53% (SOFR + 0.65%	)#	12/6/2025	40,584,000	40,565,641
Bank of America Corp.	1.734% (SOFR + 0.96%	)#	7/22/2027	30,964,000	29,477,855
Bank of America Corp.	3.366% (3 mo. USD Term SOFR + 1.07%	)#	1/23/2026	50,819,000	50,693,088
Bank of America Corp.	4.948% (SOFR + 2.04%	)#	7/22/2028	62,426,000	62,745,245
Bank of Ireland Group PLC (Ireland)†(c)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	139,211,000	132,253,819
Bank of Ireland Group PLC (Ireland)†(c)	5.601% (SOFR + 1.62%	)#	3/20/2030	55,106,000	56,272,456
Bank of Ireland Group PLC (Ireland)†(c)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026	31,316,000	31,590,500
BankUnited, Inc.	4.875%		11/17/2025	66,202,000	66,087,394
Barclays PLC (United Kingdom)(c)	2.279% (1 yr. CMT + 1.05%	)#	11/24/2027	42,614,000	40,469,301

See Notes to Financial Statements.	227

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Barclays PLC (United Kingdom)(c)	2.852% (SOFR + 2.71%	)#	5/7/2026	$63,703,000	$63,100,076
Barclays PLC (United Kingdom)(c)	4.836%		5/9/2028	10,192,000	10,089,486
Barclays PLC (United Kingdom)(c)	5.20%		5/12/2026	93,499,000	93,619,659
Barclays PLC (United Kingdom)(c)	5.829% (SOFR + 2.21%	)#	5/9/2027	56,636,000	57,300,938
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%	)#	9/13/2027	69,331,000	71,093,176
Barclays PLC (United Kingdom)(c)	7.325% (1 yr. CMT + 3.05%	)#	11/2/2026	33,243,000	33,920,450
Barclays PLC (United Kingdom)(c)	7.385% (1 yr. CMT + 3.30%	)#	11/2/2028	30,351,000	32,303,899
BBVA Bancomer SA†	5.25%		9/10/2029	5,851,000	5,778,740
BNP Paribas SA (France)†(c)	1.323% (SOFR + 1.00%	)#	1/13/2027	17,024,000	16,334,166
BNP Paribas SA (France)†(c)	1.904% (SOFR + 1.61%	)#	9/30/2028	36,783,389	33,842,425
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%	)#	6/9/2026	17,065,000	16,813,482
BNP Paribas SA (France)†(c)	2.591% (SOFR + 1.23%	)#	1/20/2028	168,306,000	160,439,452
BNP Paribas SA (France)†(c)	4.375%		5/12/2026	11,186,000	11,050,651
BNP Paribas SA (France)†(c)	5.125% (1 yr. CMT + 1.45%	)#	1/13/2029	21,304,000	21,465,187
BNP Paribas SA (France)†(c)	5.497% (SOFR + 1.59%	)#	5/20/2030	61,402,000	62,420,004
BPCE SA (France)†(c)	2.045% (SOFR + 1.09%	)#	10/19/2027	21,834,000	20,646,479
BPCE SA (France)†(c)	4.50%		3/15/2025	53,678,000	53,524,011
BPCE SA (France)†(c)	4.875%		4/1/2026	22,232,000	22,142,541
BPCE SA (France)†(c)	5.716% (SOFR + 1.96%	)#	1/18/2030	28,760,000	29,222,956
BPCE SA (France)†(c)	5.975% (SOFR + 2.10%	)#	1/18/2027	58,362,000	58,863,903
CaixaBank SA (Spain)†(c)	5.673% (SOFR + 1.78%	)#	3/15/2030	24,491,000	24,928,410
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	236,002,000	234,566,046
Citigroup, Inc.	3.29% (SOFR + 1.53%	)#	3/17/2026	15,948,000	15,871,235
Citigroup, Inc.	3.875%		3/26/2025	33,016,000	32,908,650

228	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	$17,272,000	$16,956,885
Citigroup, Inc.	4.40%		6/10/2025	170,806,000	170,375,852
Citigroup, Inc.	5.174% (SOFR + 1.36%	)#	2/13/2030	79,375,000	80,245,914
Citizens Bank NA	4.575% (SOFR + 2.00%	)#	8/9/2028	71,051,000	70,618,695
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030	27,294,000	28,037,515
Credit Agricole SA (France)†(c)	4.375%		3/17/2025	89,787,000	89,505,448
Danske Bank AS (Denmark)†(c)	1.621% (1 yr. CMT + 1.35%	)#	9/11/2026	46,515,000	45,325,485
Danske Bank AS (Denmark)†(c)	3.244% (3 mo. USD LIBOR + 1.59%	)#	12/20/2025	137,918,000	137,800,692
Danske Bank AS (Denmark)†(c)	4.298% (1 yr. CMT + 1.75%	)#	4/1/2028	84,056,000	82,913,683
Danske Bank AS (Denmark)†(c)	4.613% (1 yr. CMT + 1.10%	)#	10/2/2030	48,362,000	47,564,514
Danske Bank AS (Denmark)†(c)	5.427% (1 yr. CMT + 0.95%	)#	3/1/2028	48,712,000	49,344,442
Danske Bank AS (Denmark)†(c)	5.705% (1 yr. CMT + 1.40%	)#	3/1/2030	20,526,000	21,030,763
Discover Bank	4.25%		3/13/2026	2,999,000	2,977,439
Federation des Caisses Desjardins du Quebec (Canada)†(b)(c)	5.25%		4/26/2029	62,272,000	63,271,613
Federation des Caisses Desjardins du Quebec (Canada)†(c)	5.70%		3/14/2028	50,861,000	52,254,265
First Citizens BancShares, Inc.(b)	3.375% (3 mo. USD Term SOFR + 2.47%	)#	3/15/2030	13,828,000	13,718,402
Freedom Mortgage Corp.†	12.00%		10/1/2028	20,000,000	21,757,500
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%	)#	10/21/2027	120,648,000	114,292,324
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%	)#	2/24/2028	40,000,000	38,181,236
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%	)#	5/1/2029	70,417,000	69,118,246
HSBC Holdings PLC (United Kingdom)(c)	2.999% (SOFR + 1.43%	)#	3/10/2026	67,377,000	67,002,155
HSBC Holdings PLC (United Kingdom)(c)	5.597% (SOFR + 1.06%	)#	5/17/2028	56,081,000	56,895,331
HSBC Holdings PLC (United Kingdom)(c)	5.887% (SOFR + 1.57%	)#	8/14/2027	50,000,000	50,783,809

See Notes to Financial Statements.	229

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%	)#	8/4/2028	$24,051,000	$23,820,979
Intesa Sanpaolo SpA (Italy)†(c)	5.71%		1/15/2026	83,375,000	83,665,105
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%	)#	7/25/2028	10,000,000	10,020,238
KeyBank NA(b)	4.15%		8/8/2025	10,000,000	9,943,236
Lloyds Banking Group PLC (United Kingdom)(c)	4.582%		12/10/2025	18,348,000	18,242,266
Lloyds Banking Group PLC (United Kingdom)(c)	4.65%		3/24/2026	29,589,000	29,429,640
Lloyds Banking Group PLC (United Kingdom)(c)	5.462% (1 yr. CMT + 1.38%	)#	1/5/2028	31,204,000	31,564,769
Lloyds Banking Group PLC (United Kingdom)(c)	5.985% (1 yr. CMT + 1.48%	)#	8/7/2027	41,528,000	42,228,343
M&T Bank Corp.	4.553% (SOFR + 1.78%	)#	8/16/2028	43,711,000	43,350,231
Macquarie Bank Ltd. (Australia)†(c)	4.875%		6/10/2025	32,811,000	32,760,707
Macquarie Group Ltd. (Australia)†(c)	1.34% (SOFR + 1.07%	)#	1/12/2027	67,569,000	64,915,673
Macquarie Group Ltd. (Australia)†(c)	3.763% (3 mo. USD LIBOR + 1.37%	)#	11/28/2028	38,587,000	37,337,700
Manufacturers & Traders Trust Co.	4.65%		1/27/2026	188,038,000	187,809,453
Manufacturers & Traders Trust Co.	4.70%		1/27/2028	47,563,000	47,346,422
Morgan Stanley	4.679% (SOFR + 1.67%	)#	7/17/2026	9,324,000	9,313,564
Morgan Stanley	5.042% (SOFR + 1.22%	)#	7/19/2030	24,450,000	24,633,742
Morgan Stanley	5.123% (SOFR + 1.73%	)#	2/1/2029	32,276,000	32,599,239
Morgan Stanley	5.449% (SOFR + 1.63%	)#	7/20/2029	40,373,000	41,256,821
National Bank of Canada (Canada)(c)	4.50%		10/10/2029	32,092,000	31,647,404
NatWest Group PLC (United Kingdom)(c)	4.892% (3 mo. USD LIBOR + 1.75%	)#	5/18/2029	39,204,000	39,120,312
NatWest Group PLC (United Kingdom)(c)	4.964% (1 yr. CMT + 1.22%	)#	8/15/2030	32,344,000	32,251,360
NatWest Group PLC (United Kingdom)(c)	5.808% (1 yr. CMT + 1.95%	)#	9/13/2029	32,268,000	33,184,994
NatWest Group PLC (United Kingdom)(c)	5.847% (1 yr. CMT + 1.35%	)#	3/2/2027	22,160,000	22,406,766
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026	7,446,000	7,614,321
NatWest Markets PLC (United Kingdom)†(c)	5.416%		5/17/2027	24,402,000	24,802,021

230	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%	)#	1/6/2028	$35,038,000	$33,251,693
Santander Holdings USA, Inc.	3.244%		10/5/2026	38,058,000	36,879,578
Santander U.K. Group Holdings PLC (United Kingdom)(c)	2.469% (SOFR + 1.22%	)#	1/11/2028	37,697,000	35,745,903
Santander U.K. Group Holdings PLC (United Kingdom)†(b)(c)	4.75%		9/15/2025	42,889,000	42,721,014
Santander U.K. Group Holdings PLC (United Kingdom)(c)	6.534% (SOFR + 2.60%	)#	1/10/2029	58,887,000	61,388,188
Societe Generale SA (France)†(c)	1.488% (1 yr. CMT + 1.10%	)#	12/14/2026	31,745,000	30,562,229
Societe Generale SA (France)†(c)	2.226% (1 yr. CMT + 1.05%	)#	1/21/2026	76,944,000	76,596,968
Societe Generale SA (France)†(c)	5.25%		2/19/2027	70,472,000	70,758,789
Standard Chartered PLC (United Kingdom)†(c)	2.819% (3 mo. USD LIBOR + 1.21%	)#	1/30/2026	8,168,000	8,130,947
Standard Chartered PLC (United Kingdom)(c)	3.516% (5 yr. CMT + 1.85%	)#	2/12/2030	27,425,000	27,305,290
Standard Chartered PLC (United Kingdom)†(c)	5.688% (1 yr. CMT + 1.05%	)#	5/14/2028	29,535,000	29,987,342
Standard Chartered PLC (United Kingdom)†(c)	6.187% (1 yr. CMT + 1.85%	)#	7/6/2027	32,803,000	33,405,590
Standard Chartered PLC (United Kingdom)†(c)	6.75% (1 yr. CMT + 1.85%	)#	2/8/2028	40,593,000	42,054,728
Swedbank AB (Sweden)†(c)	5.626% (SOFR + 1.03%	)#	11/20/2029	39,220,000	39,315,641
Swedbank AB (Sweden)†(c)	6.136%		9/12/2026	54,791,000	56,037,674
Synchrony Bank	5.40%		8/22/2025	41,801,000	41,849,843
Truist Financial Corp.	4.26% (SOFR + 1.46%	)#	7/28/2026	70,757,000	70,544,415
Truist Financial Corp.	4.873% (SOFR + 1.44%	)#	1/26/2029	23,640,000	23,647,586
Truist Financial Corp.	5.435% (SOFR + 1.62%	)#	1/24/2030	23,827,000	24,247,805
Truist Financial Corp.	6.047% (SOFR + 2.05%	)#	6/8/2027	28,006,000	28,508,742
U.S. Bancorp	4.548% (SOFR + 1.66%	)#	7/22/2028	41,453,000	41,260,662
U.S. Bancorp	4.653% (SOFR + 1.23%	)#	2/1/2029	47,588,000	47,413,273

See Notes to Financial Statements.	231

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
U.S. Bancorp	5.10% (SOFR + 1.25%	)#	7/23/2030	$41,292,000	$41,667,082
U.S. Bancorp	5.384% (SOFR + 1.56%	)#	1/23/2030	18,342,000	18,703,463
U.S. Bancorp	5.775% (SOFR + 2.02%	)#	6/12/2029	55,402,000	57,137,151
U.S. Bancorp	6.787% (SOFR + 1.88%	)#	10/26/2027	30,000,000	31,093,725
UBS Group AG (Switzerland)†(c)	1.305% (SOFR + 0.98%	)#	2/2/2027	12,058,000	11,555,329
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	32,133,000	30,336,331
UBS Group AG (Switzerland)†(c)	2.193% (SOFR + 2.04%	)#	6/5/2026	30,000,000	29,572,364
UBS Group AG (Switzerland)†(c)	3.869% (3 mo. USD LIBOR + 1.41%	)#	1/12/2029	57,857,000	56,118,280
UBS Group AG (Switzerland)†(c)	4.125%		4/15/2026	48,362,000	47,851,375
UBS Group AG (Switzerland)†(c)	4.282%		1/9/2028	11,042,000	10,892,411
UBS Group AG (Switzerland)†(c)	4.488% (1 yr. CMT + 1.55%	)#	5/12/2026	29,178,000	29,108,826
UBS Group AG (Switzerland)†(c)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	12,475,000	12,424,384
UBS Group AG (Switzerland)†(c)	4.751% (1 yr. CMT + 1.75%	)#	5/12/2028	10,000,000	9,969,085
UBS Group AG (Switzerland)†(c)	5.428% (1 yr. CMT + 1.52%	)#	2/8/2030	31,428,000	31,972,114
UBS Group AG (Switzerland)†(c)	5.711% (1 yr. CMT + 1.55%	)#	1/12/2027	72,194,000	72,793,833
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%	)#	8/11/2028	30,943,000	32,143,645
UniCredit SpA (Italy)†(c)	2.569% (1 yr. CMT + 2.30%	)#	9/22/2026	35,554,000	34,785,288
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	62,273,000	61,597,928
Wells Fargo & Co.	4.54% (SOFR + 1.56%	)#	8/15/2026	39,910,000	39,823,573
Wells Fargo & Co.	4.808% (SOFR + 1.98%	)#	7/25/2028	77,683,000	77,665,801
Wells Fargo & Co.	5.198% (SOFR + 1.50%	)#	1/23/2030	60,922,000	61,782,769
Wells Fargo & Co.	5.574% (SOFR + 1.74%	)#	7/25/2029	74,108,000	75,988,906

232	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Wells Fargo & Co.	5.707% (SOFR + 1.07%	)#	4/22/2028	$40,086,000	$40,895,770
Wells Fargo & Co.	6.303% (SOFR + 1.79%	)#	10/23/2029	31,837,000	33,491,729
Total					6,309,823,402

Beverages 0.13%
Bacardi Ltd.†	4.70%		5/15/2028	29,825,000	29,616,020
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(c)	5.25%		4/27/2029	12,000,000	11,311,357
Coca-Cola Consolidated, Inc.	5.25%		6/1/2029	13,964,000	14,299,247
Total					55,226,624

Biotechnology 0.28%
Amgen, Inc.	5.507%		3/2/2026	26,424,000	26,424,421
Illumina, Inc.	4.65%		9/9/2026	26,121,000	26,036,511
Illumina, Inc.	5.75%		12/13/2027	64,867,000	66,570,582
Total					119,031,514

Chemicals 0.74%
Celanese U.S. Holdings LLC	6.165%		7/15/2027	95,028,000	96,983,366
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	90,336,000	87,610,461
Kraton Corp.†	5.00%		7/15/2027	49,321,000	49,684,879
Orbia Advance Corp. SAB de CV (Mexico)†(c)	1.875%		5/11/2026	36,739,000	34,818,833
Solvay Finance America LLC†	5.65%		6/4/2029	43,156,000	44,372,981
Total					313,470,520

Commercial Services 0.53%
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	9.75%		7/15/2027	6,418,000	6,480,877
Block, Inc.	2.75%		6/1/2026	27,445,000	26,532,078
Element Fleet Management Corp. (Canada)†(c)	5.643%		3/13/2027	29,116,000	29,627,473
Global Payments, Inc.	2.65%		2/15/2025	10,000,000	9,944,517
Global Payments, Inc.	4.95%		8/15/2027	23,181,000	23,301,629
GXO Logistics, Inc.	6.25%		5/6/2029	72,957,000	75,543,294
ITR Concession Co. LLC†	4.197%		7/15/2025	5,775,000	5,662,005
Prime Security Services Borrower LLC/Prime Finance, Inc.†	5.75%		4/15/2026	5,830,000	5,839,952
Triton Container International Ltd.†	2.05%		4/15/2026	44,729,000	42,767,326
Total					225,699,151

See Notes to Financial Statements.	233

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Computers 0.26%
Crowdstrike Holdings, Inc.	3.00%		2/15/2029	$48,196,000	$44,055,447
Gartner, Inc.†	4.50%		7/1/2028	55,276,000	54,004,863
Genpact Luxembourg SARL/Genpact USA, Inc. (Luxembourg)(c)	6.00%		6/4/2029	12,375,000	12,805,111
Total					110,865,421

Cosmetics/Personal Care 0.04%
Coty, Inc.†	5.00%		4/15/2026	15,735,000	15,686,889

Distribution/Wholesale 0.07%
Ritchie Bros Holdings, Inc.†	6.75%		3/15/2028	29,211,000	30,110,699

Diversified Financial Services 3.29%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.625%		9/10/2029	41,089,000	40,586,926
AG TTMT Escrow Issuer LLC†	8.625%		9/30/2027	75,926,000	79,171,609
Air Lease Corp.	5.85%		12/15/2027	29,247,000	30,122,038
Aircastle Ltd.†	5.25%		8/11/2025	62,465,000	62,526,236
Aircastle Ltd.†	5.95%		2/15/2029	32,497,000	33,512,619
Ally Financial, Inc.	5.75%		11/20/2025	142,452,000	143,098,337
American Express Co.	5.282% (SOFR + 1.28%	)#	7/27/2029	19,246,000	19,578,132
Aviation Capital Group LLC†	1.95%		1/30/2026	84,521,000	81,566,027
Aviation Capital Group LLC†	5.375%		7/15/2029	21,957,000	22,325,566
Aviation Capital Group LLC†	6.25%		4/15/2028	30,432,000	31,590,753
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%		2/21/2026	28,269,000	27,276,745
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.528%		11/18/2027	10,875,000	10,116,142
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.75%		2/21/2028	46,867,000	43,656,033
Avolon Holdings Funding Ltd. (Ireland)†(c)	3.25%		2/15/2027	21,656,000	20,811,809
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%		4/15/2026	36,418,000	35,947,699
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.375%		5/1/2026	28,081,000	27,748,429
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.50%		1/15/2026	20,268,000	20,312,390
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%		3/1/2029	27,769,000	28,432,848
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%		11/15/2029	29,584,000	30,344,820
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%		5/4/2028	15,827,000	16,432,420
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	9,686,000	9,716,042
Castlelake Aviation Finance DAC (Ireland)†(c)	5.00%		4/15/2027	32,575,000	32,818,303
Jefferson Capital Holdings LLC†	6.00%		8/15/2026	12,378,000	12,343,709
LPL Holdings, Inc.†	4.00%		3/15/2029	88,110,000	83,753,029
LPL Holdings, Inc.†	4.625%		11/15/2027	13,040,000	12,846,227

234	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
LPL Holdings, Inc.	5.70%		5/20/2027	$16,168,000	$16,442,046
LPL Holdings, Inc.	6.75%		11/17/2028	47,490,000	50,359,516
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	5.15%		3/17/2030	10,942,000	10,792,613
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	6.40%		3/26/2029	11,855,000	12,268,277
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	8.125%		3/30/2029	36,196,000	38,247,264
Navient Corp.	4.875%		3/15/2028	2,000,000	1,920,070
Navient Corp.	5.00%		3/15/2027	14,660,000	14,475,118
Navient Corp.	6.75%		6/25/2025	25,021,000	25,145,605
Nuveen LLC†	5.55%		1/15/2030	20,736,000	21,392,516
Osaic Holdings, Inc.†(b)	10.75%		8/1/2027	35,585,000	36,871,647
PennyMac Financial Services, Inc.†	5.375%		10/15/2025	1,911,000	1,908,262
Radian Group, Inc.	6.20%		5/15/2029	36,418,000	37,622,222
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	77,767,000	74,288,428
SLM Corp.	3.125%		11/2/2026	5,636,000	5,368,788
SLM Corp.	4.20%		10/29/2025	18,208,000	17,961,831
Synchrony Financial	4.50%		7/23/2025	65,524,000	65,307,272
Total					1,387,006,363

Electric 4.14%
AEP Texas, Inc.	5.45%		5/15/2029	20,573,000	21,143,216
AES Corp.†	3.30%		7/15/2025	75,993,000	75,134,940
AES Corp.	5.45%		6/1/2028	61,750,000	62,460,735
Alexander Funding Trust II†	7.467%		7/31/2028	39,587,000	42,232,080
Algonquin Power & Utilities Corp. (Canada)(c)	5.365%	(d)	6/15/2026	68,347,000	68,759,742
Alliant Energy Finance LLC†	5.40%		6/6/2027	15,507,000	15,694,819
Ameren Corp.	5.00%		1/15/2029	30,000,000	30,287,049
American Electric Power Co., Inc.	5.20%		1/15/2029	52,421,000	53,318,484
Ausgrid Finance Pty. Ltd. (Australia)†(c)	4.35%		8/1/2028	12,691,000	12,419,287
Black Hills Corp.	5.95%		3/15/2028	37,913,000	39,414,779
Calpine Corp.†	5.25%		6/1/2026	4,264,000	4,243,514
CenterPoint Energy, Inc.	5.40%		6/1/2029	41,448,000	42,346,702
Cleco Corporate Holdings LLC	3.743%		5/1/2026	2,379,000	2,332,172
Comision Federal de Electricidad (Mexico)†(c)	4.688%		5/15/2029	43,177,000	41,033,045
DPL, Inc.	4.125%		7/1/2025	28,323,000	28,183,209
DTE Energy Co.	4.875%		6/1/2028	36,257,000	36,429,653
DTE Energy Co.	5.10%		3/1/2029	48,117,000	48,681,045

See Notes to Financial Statements.	235

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
Electricite de France SA (France)†(c)	5.70%		5/23/2028	$98,145,000	$100,607,959
Enel Finance International NV (Netherlands)†(c)	5.125%		6/26/2029	42,961,000	43,375,552
Engie SA (France)†(c)	5.25%		4/10/2029	21,027,000	21,443,594
Eskom Holdings SOC Ltd. (South Africa)†(c)	7.125%		2/11/2025	112,384,000	112,588,792
Evergy Missouri West, Inc.†	5.15%		12/15/2027	23,835,000	24,067,996
Eversource Energy	5.95%		2/1/2029	33,504,000	34,917,223
Fells Point Funding Trust†	3.046%		1/31/2027	114,348,000	110,116,122
FirstEnergy Corp.	2.05%		3/1/2025	70,444,000	69,947,321
FirstEnergy Transmission LLC†	4.35%		1/15/2025	125,751,000	125,630,293
ITC Holdings Corp.†	4.95%		9/22/2027	25,656,000	25,841,138
Liberty Utilities Co.†	5.577%		1/31/2029	51,528,000	52,476,776
National Grid PLC (United Kingdom)(c)	5.602%		6/12/2028	27,330,000	28,083,578
NRG Energy, Inc.†	2.00%		12/2/2025	8,450,000	8,178,090
Pacific Gas & Electric Co.	3.15%		1/1/2026	120,471,909	118,270,640
Pacific Gas & Electric Co.	3.30%		12/1/2027	33,877,000	32,435,243
Pacific Gas & Electric Co.	5.45%		6/15/2027	15,023,000	15,242,563
Pacific Gas & Electric Co.	5.55%		5/15/2029	28,749,000	29,447,795
Pacific Gas & Electric Co.	5.839% (SOFR + 0.95%	)#	9/4/2025	48,671,000	48,784,466
Palomino Funding Trust I†	7.233%		5/17/2028	29,716,000	31,361,890
Southern Co.	5.113%		8/1/2027	42,580,000	43,166,642
Vistra Operations Co. LLC†	3.70%		1/30/2027	25,178,000	24,576,083
Vistra Operations Co. LLC†(e)	5.05%		12/30/2026	10,942,000	10,967,043
Vistra Operations Co. LLC†	5.50%		9/1/2026	10,155,000	10,144,385
Total					1,745,785,655

Energy-Alternate Sources 0.26%
Greenko Dutch BV (Netherlands)†(b)(c)	3.85%		3/29/2026	28,951,460	27,751,711
Greenko Dutch BV (Netherlands)(c)	3.85%		3/29/2026	12,471,825	11,954,992
Greenko Solar Mauritius Ltd. (Mauritius)(c)	5.55%		1/29/2025	32,724,000	32,627,661
Greenko Solar Mauritius Ltd. (Mauritius)†(c)	5.55%		1/29/2025	3,334,000	3,324,185
Greenko Wind Projects Mauritius Ltd. (Mauritius)(c)	5.50%		4/6/2025	24,771,000	24,605,978
Greenko Wind Projects Mauritius Ltd. (Mauritius)†(c)	5.50%		4/6/2025	10,564,000	10,493,624
Total					110,758,151

Engineering & Construction 0.23%
Jacobs Engineering Group, Inc.	6.35%		8/18/2028	44,948,000	47,114,807
MasTec, Inc.†	4.50%		8/15/2028	10,500,000	10,253,306
MasTec, Inc.	5.90%		6/15/2029	39,725,000	40,799,548
Total					98,167,661

236	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Entertainment 0.75%
Caesars Entertainment, Inc.†	8.125%	7/1/2027	$1,254,000	$1,279,953
Churchill Downs, Inc.†	5.50%	4/1/2027	11,000,000	10,985,557
Everi Holdings, Inc.†	5.00%	7/15/2029	9,612,000	9,565,607
Flutter Treasury DAC (Ireland)†(c)	6.375%	4/29/2029	6,763,000	6,925,030
Warnermedia Holdings, Inc.	3.638%	3/15/2025	10,000,000	9,958,606
Warnermedia Holdings, Inc.	3.755%	3/15/2027	175,010,000	169,528,533
Warnermedia Holdings, Inc.	4.054%	3/15/2029	19,895,000	18,826,508
Warnermedia Holdings, Inc.	6.412%	3/15/2026	91,486,000	91,487,987
Total				318,557,781

Environmental Control 0.06%
Veralto Corp.	5.35%	9/18/2028	25,985,000	26,551,040

Food 0.45%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.25%	3/15/2026	5,630,000	5,463,744
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	65,716,000	64,473,048
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	5.875%	2/15/2028	20,000,000	19,957,758
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	72,850,000	74,363,896
NBM U.S. Holdings, Inc.†	7.00%	5/14/2026	11,133,000	11,203,438
Tyson Foods, Inc.	5.40%	3/15/2029	12,250,000	12,514,459
Total				187,976,343

Forest Products & Paper 0.04%
Suzano Austria GmbH (Brazil)†(c)	5.75%	7/14/2026	16,483,000	16,665,912

Gas 0.74%
Brooklyn Union Gas Co.†	4.632%	8/5/2027	54,747,000	54,301,364
National Fuel Gas Co.	5.20%	7/15/2025	9,650,000	9,639,514
National Fuel Gas Co.	5.50%	1/15/2026	106,751,000	107,226,086
National Fuel Gas Co.	5.50%	10/1/2026	31,379,000	31,734,771
NiSource, Inc.	5.20%	7/1/2029	24,005,000	24,426,443
Southwest Gas Corp.	5.45%	3/23/2028	42,112,000	43,031,053
Southwest Gas Corp.	5.80%	12/1/2027	41,220,000	42,289,901
Total				312,649,132

See Notes to Financial Statements.	237

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Hand/Machine Tools 0.42%
Regal Rexnord Corp.	6.05%	2/15/2026	$35,742,000	$36,105,022
Regal Rexnord Corp.	6.05%	4/15/2028	120,296,000	123,758,239
Werner FinCo LP/Werner FinCo, Inc.†	11.50%	6/15/2028	14,000,000	15,489,404
Total				175,352,665

Health Care-Products 0.34%
GE HealthCare Technologies, Inc.	4.80%	8/14/2029	12,250,000	12,276,259
Solventum Corp.†	5.40%	3/1/2029	80,331,000	81,491,575
Solventum Corp.†	5.45%	2/25/2027	48,673,000	49,291,590
Total				143,059,424

Health Care-Services 1.46%
Centene Corp.	2.45%	7/15/2028	55,420,000	50,151,581
Centene Corp.	4.25%	12/15/2027	214,061,000	207,164,554
Cigna Group	5.685%	3/15/2026	20,000,000	20,000,463
Fresenius Medical Care U.S. Finance III, Inc.†	3.75%	6/15/2029	15,026,000	14,167,885
HCA, Inc.	5.25%	4/15/2025	191,891,000	192,081,693
HCA, Inc.	5.375%	2/1/2025	8,520,000	8,519,267
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	19,924,000	20,317,052
Icon Investments Six DAC (Ireland)(c)	5.809%	5/8/2027	23,601,000	24,065,439
Icon Investments Six DAC (Ireland)(c)	5.849%	5/8/2029	24,765,000	25,445,977
IQVIA, Inc.†	5.00%	5/15/2027	12,906,000	12,772,468
IQVIA, Inc.	6.25%	2/1/2029	19,836,000	20,708,500
Universal Health Services, Inc.	4.625%	10/15/2029	20,530,000	20,012,497
Total				615,407,376

Home Furnishings 0.04%
Leggett & Platt, Inc.	3.50%	11/15/2027	18,646,000	17,764,084

Housewares 0.01%
Newell Brands, Inc.	5.70%	4/1/2026	4,501,000	4,530,647

Insurance 3.78%
AEGON Funding Co. LLC†(b)	5.50%	4/16/2027	80,352,000	81,355,888
American National Group, Inc.	5.75%	10/1/2029	7,261,000	7,365,836
Aon Corp.	8.205%	1/1/2027	71,754,000	75,820,105
Athene Global Funding†	5.339%	1/15/2027	42,849,000	43,264,039
Athene Global Funding†	5.516%	3/25/2027	40,000,000	40,585,311
Athene Global Funding†	5.583%	1/9/2029	40,242,000	41,073,247
Athene Global Funding†	5.684%	2/23/2026	33,939,000	34,226,790

238	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
Brighthouse Financial Global Funding†	5.55%	4/9/2027	$59,746,000	$60,427,242
Brighthouse Financial Global Funding†	5.65%	6/10/2029	47,534,000	48,493,845
CNO Financial Group, Inc.	5.25%	5/30/2025	90,846,000	90,859,431
CNO Global Funding†	4.95%	9/9/2029	16,244,000	16,261,365
CNO Global Funding†	5.875%	6/4/2027	60,042,000	61,424,880
CNO Global Funding †	1.75%	10/7/2026	29,008,000	27,383,649
Corebridge Global Funding†	4.65%	8/20/2027	20,497,000	20,495,391
Corebridge Global Funding†	5.20%	1/12/2029	24,170,000	24,518,514
Equitable Financial Life Global Funding†	5.45%	3/3/2028	57,392,000	58,231,701
F&G Annuities & Life, Inc.	6.50%	6/4/2029	20,640,000	21,264,333
F&G Annuities & Life, Inc.	7.40%	1/13/2028	58,240,000	61,174,027
F&G Global Funding†	1.75%	6/30/2026	36,106,000	34,310,740
F&G Global Funding†	2.00%	9/20/2028	16,130,000	14,248,671
F&G Global Funding†	2.30%	4/11/2027	58,675,000	55,069,666
F&G Global Funding†	5.875%	6/10/2027	41,457,000	42,154,063
Fidelity & Guaranty Life Holdings, Inc.†	5.50%	5/1/2025	18,531,000	18,525,154
GA Global Funding Trust†	1.95%	9/15/2028	2,244,000	2,016,424
GA Global Funding Trust†	3.85%	4/11/2025	50,000,000	49,795,478
GA Global Funding Trust†	4.40%	9/23/2027	61,976,000	61,287,890
GA Global Funding Trust†	5.50%	1/8/2029	70,072,000	71,514,457
Global Atlantic Fin Co.†	4.40%	10/15/2029	10,000,000	9,588,382
Jackson Financial, Inc.	5.17%	6/8/2027	25,281,000	25,498,389
Jackson National Life Global Funding†	3.05%	4/29/2026	7,346,000	7,164,482
Jackson National Life Global Funding†	4.60%	10/1/2029	24,478,000	24,128,962
Jackson National Life Global Funding†	5.50%	1/9/2026	32,581,000	32,741,396
Jackson National Life Global Funding†	5.55%	7/2/2027	56,344,000	57,300,171
Jackson National Life Global Funding†	5.60%	4/10/2026	39,234,000	39,564,550
Kemper Corp.	4.35%	2/15/2025	25,199,000	25,117,757
MGIC Investment Corp.	5.25%	8/15/2028	39,165,000	38,819,296
Mutual of Omaha Cos Global Funding†	5.45%	12/12/2028	37,111,000	37,892,766
Mutual of Omaha Cos Global Funding†	5.80%	7/27/2026	19,182,000	19,461,669
NMI Holdings, Inc.	6.00%	8/15/2029	16,531,000	16,782,872
Peachtree Corners Funding Trust†	3.976%	2/15/2025	21,890,000	21,818,816
Principal Life Global Funding II†	5.10%	1/25/2029	42,790,000	43,410,726
RGA Global Funding†	5.448%	5/24/2029	32,162,000	33,000,471
Total				1,595,438,842

See Notes to Financial Statements.	239

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Internet 0.77%
Prosus NV (Netherlands)†(c)	3.257%	1/19/2027	$60,280,000	$57,491,308
Rakuten Group, Inc. (Japan)†(c)	11.25%	2/15/2027	90,700,000	99,056,812
Uber Technologies, Inc.†	4.50%	8/15/2029	149,853,000	146,341,090
Uber Technologies, Inc.†	6.25%	1/15/2028	16,209,000	16,383,198
Uber Technologies, Inc.†	7.50%	9/15/2027	4,904,000	5,005,910
Total				324,278,318

Leisure Time 0.43%
Carnival Corp.†	4.00%	8/1/2028	162,901,000	155,189,439
Carnival Corp.†	7.00%	8/15/2029	25,860,000	27,060,861
Total				182,250,300

Lodging 0.27%
Hyatt Hotels Corp.	5.25%	6/30/2029	24,657,000	24,932,022
Las Vegas Sands Corp.	3.50%	8/18/2026	74,117,000	72,189,944
Las Vegas Sands Corp.	5.90%	6/1/2027	16,172,000	16,436,593
Total				113,558,559

Machinery-Diversified 0.05%
AGCO Corp.	5.45%	3/21/2027	9,903,000	10,029,756
IDEX Corp.	4.95%	9/1/2029	10,974,000	11,047,666
Total				21,077,422

Media 0.43%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%	5/1/2026	12,250,000	12,241,162
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	99,143,000	97,504,405
Discovery Communications LLC	3.95%	3/20/2028	32,090,000	30,696,185
Nexstar Media, Inc.†	5.625%	7/15/2027	40,961,000	40,400,194
Total				180,841,946

Mining 1.14%
Alcoa Nederland Holding BV (Netherlands)†(c)	5.50%	12/15/2027	27,772,000	27,760,730
Anglo American Capital PLC (United Kingdom)†(c)	2.25%	3/17/2028	30,799,000	28,375,759
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	8,570,000	8,216,287
Anglo American Capital PLC (United Kingdom)†(c)	4.00%	9/11/2027	21,664,000	21,203,715
Anglo American Capital PLC (United Kingdom)†(b)(c)	4.50%	3/15/2028	41,549,000	41,010,129
Anglo American Capital PLC (United Kingdom)†(c)	4.75%	4/10/2027	31,135,000	31,012,046
Anglo American Capital PLC (United Kingdom)†(c)	4.875%	5/14/2025	50,235,000	50,183,348
Freeport Indonesia PT (Indonesia)†(c)	4.763%	4/14/2027	31,203,000	31,138,998
Glencore Funding LLC†	3.875%	10/27/2027	10,525,000	10,277,207

240	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Mining (continued)
Glencore Funding LLC†	4.00%	3/27/2027	$64,763,000	$63,693,935
Glencore Funding LLC†	5.338%	4/4/2027	56,916,000	57,636,983
Glencore Funding LLC†	5.371%	4/4/2029	56,456,000	57,501,972
Glencore Funding LLC†	6.125%	10/6/2028	31,335,000	32,757,840
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(c)	6.70%	10/17/2028	16,210,000	16,358,475
New Gold, Inc. (Canada)†(c)	7.50%	7/15/2027	5,284,000	5,352,444
Total				482,479,868

Oil & Gas 6.05%
Antero Resources Corp.†	7.625%	2/1/2029	31,595,000	32,408,287
Apache Corp.	4.375%	10/15/2028	45,219,000	43,839,549
California Resources Corp.†	7.125%	2/1/2026	12,279,000	12,321,099
Chord Energy Corp.†	6.375%	6/1/2026	36,739,000	36,884,118
CITGO Petroleum Corp.†	6.375%	6/15/2026	52,671,000	52,970,410
CITGO Petroleum Corp.†	7.00%	6/15/2025	46,067,000	46,156,232
Civitas Resources, Inc.†	5.00%	10/15/2026	23,164,000	22,836,978
Civitas Resources, Inc.†	8.375%	7/1/2028	77,450,000	80,936,832
Continental Resources, Inc.†	2.268%	11/15/2026	154,601,000	146,577,942
Continental Resources, Inc.	4.375%	1/15/2028	80,948,000	79,248,307
Coterra Energy, Inc.	3.90%	5/15/2027	33,728,000	33,039,598
Coterra Energy, Inc.	4.375%	3/15/2029	30,495,000	29,709,209
Crescent Energy Finance LLC†	9.25%	2/15/2028	97,677,000	102,746,632
Devon Energy Corp.	5.25%	10/15/2027	78,874,000	79,082,339
Devon Energy Corp.	5.875%	6/15/2028	27,374,000	27,522,570
Diamondback Energy, Inc.	5.15%	1/30/2030	16,627,000	16,831,935
Ecopetrol SA (Colombia)(c)	8.625%	1/19/2029	95,698,000	102,066,415
EQT Corp.†	3.125%	5/15/2026	103,261,000	100,504,778
EQT Corp.	3.90%	10/1/2027	123,792,000	121,070,157
Expand Energy Corp.	5.375%	2/1/2029	71,282,000	70,994,866
Expand Energy Corp.†	5.50%	2/1/2026	13,832,000	13,867,705
Expand Energy Corp.	5.70%	1/23/2025	5,000,000	5,003,352
Expand Energy Corp.†	5.875%	2/1/2029	77,897,000	78,000,283
Expand Energy Corp.†	6.75%	4/15/2029	61,364,000	62,336,681
Expand Energy Corp.	8.375%	9/15/2028	19,515,000	20,070,397
Helmerich & Payne, Inc.†	4.65%	12/1/2027	32,608,000	32,339,266
Helmerich & Payne, Inc.†(b)	4.85%	12/1/2029	64,721,000	63,356,375
Hess Corp.	7.875%	10/1/2029	21,328,000	24,200,595
HF Sinclair Corp.	5.00%	2/1/2028	52,437,000	52,187,626

See Notes to Financial Statements.	241

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
HF Sinclair Corp.	6.375%	4/15/2027	$69,352,000	$70,397,507
Marathon Oil Corp.	5.30%	4/1/2029	30,000,000	30,902,802
Matador Resources Co.†	6.875%	4/15/2028	37,081,000	37,990,608
Occidental Petroleum Corp.	5.00%	8/1/2027	19,165,000	19,255,286
Occidental Petroleum Corp.	5.20%	8/1/2029	19,375,000	19,454,321
Occidental Petroleum Corp.	6.375%	9/1/2028	34,854,000	36,319,289
Occidental Petroleum Corp.	8.50%	7/15/2027	17,821,000	19,143,906
OGX Austria GmbH (Brazil)†(c)(f)	Zero Coupon	6/1/2018	31,150,000	623
Ovintiv, Inc.	5.375%	1/1/2026	60,306,000	60,491,798
Ovintiv, Inc.	5.65%	5/15/2025	29,979,000	30,074,123
Ovintiv, Inc.	5.65%	5/15/2028	60,393,000	61,617,693
Parsley Energy LLC/Parsley Finance Corp.†	4.125%	2/15/2028	26,480,000	25,612,065
Permian Resources Operating LLC†	5.375%	1/15/2026	19,680,000	19,649,711
Permian Resources Operating LLC†	8.00%	4/15/2027	25,789,000	26,579,491
Petroleos Mexicanos (Mexico)(b)(c)	4.25%	1/15/2025	9,306,000	9,263,224
Petroleos Mexicanos (Mexico)(c)	6.49%	1/23/2027	69,396,000	68,151,524
Petroleos Mexicanos (Mexico)(c)	6.875%	10/16/2025	44,850,000	44,957,183
Petroleos Mexicanos (Mexico)(c)	6.875%	8/4/2026	43,260,000	43,020,789
Range Resources Corp.	8.25%	1/15/2029	41,149,000	42,441,714
Sitio Royalties Operating Partnership LP/ Sitio Finance Corp.†	7.875%	11/1/2028	43,315,000	45,256,811
SM Energy Co.	6.50%	7/15/2028	6,036,000	6,052,862
SM Energy Co.	6.625%	1/15/2027	6,665,000	6,673,964
SM Energy Co.	6.75%	9/15/2026	28,686,000	28,773,464
Suncor Energy, Inc. (Canada)(c)	7.875%	6/15/2026	22,444,000	23,398,069
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(c)	2.625%	8/15/2025	90,984,000	89,022,794
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)(c)	4.00%	8/15/2026	52,233,000	50,802,051
Vermilion Energy, Inc. (Canada)†(c)	5.625%	3/15/2025	2,000,000	2,001,427
Viper Energy, Inc.†	5.375%	11/1/2027	49,216,000	48,975,349
Total				2,555,390,981

Packaging & Containers 0.06%
Canpack SA/Canpack U.S. LLC (Poland)†(c)	3.125%	11/1/2025	7,358,000	7,160,133
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	16,460,000	16,870,622
Total				24,030,755

242	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Pharmaceuticals 1.00%
Bayer U.S. Finance II LLC†	4.25%	12/15/2025	$101,873,000	$101,019,573
Bayer U.S. Finance LLC†	6.125%	11/21/2026	43,020,000	43,944,754
Bayer U.S. Finance LLC†	6.25%	1/21/2029	86,164,000	88,905,504
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	3.15%	10/1/2026	179,459,000	171,971,942
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	7.125%	1/31/2025	16,666,000	16,670,415
Total				422,512,188

Pipelines 2.68%
Buckeye Partners LP†	4.125%	3/1/2025	3,381,000	3,364,552
Cheniere Energy, Inc.	4.625%	10/15/2028	22,107,000	21,864,146
Columbia Pipelines Holding Co. LLC†	6.042%	8/15/2028	8,000,000	8,262,017
DCP Midstream Operating LP	5.375%	7/15/2025	14,856,000	14,891,055
DT Midstream, Inc.†	4.125%	6/15/2029	25,714,000	24,441,595
Enbridge, Inc. (Canada)(c)	5.30%	4/5/2029	24,394,000	24,851,320
Energy Transfer LP†	5.625%	5/1/2027	104,661,000	104,998,846
Energy Transfer LP†	6.00%	2/1/2029	100,151,000	101,790,171
EnLink Midstream LLC	5.375%	6/1/2029	42,642,000	43,284,304
EnLink Midstream LLC†	5.625%	1/15/2028	46,697,000	47,539,404
EnLink Midstream Partners LP	4.15%	6/1/2025	15,384,000	15,309,543
EQM Midstream Partners LP†	7.50%	6/1/2027	12,328,000	12,674,652
Genesis Energy LP/Genesis Energy Finance Corp.	7.75%	2/1/2028	16,000,000	16,206,128
Genesis Energy LP/Genesis Energy Finance Corp.	8.00%	1/15/2027	63,386,000	64,781,506
Hess Midstream Operations LP†	5.625%	2/15/2026	3,900,000	3,897,903
Kinder Morgan, Inc.	5.00%	2/1/2029	52,931,000	53,336,559
Kinetik Holdings LP†	6.625%	12/15/2028	47,282,000	48,445,714
ONEOK, Inc.	5.65%	11/1/2028	24,457,000	25,228,407
South Bow USA Infrastructure Holdings LLC†	4.911%	9/1/2027	39,908,000	39,877,391
South Bow USA Infrastructure Holdings LLC†	5.026%	10/1/2029	48,388,000	48,027,911
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%	1/15/2028	40,699,000	40,533,953
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%	7/15/2027	85,876,000	86,834,720
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.875%	1/15/2029	54,268,000	55,598,386
Venture Global LNG, Inc.†	8.125%	6/1/2028	108,899,000	113,886,807
Western Midstream Operating LP	4.75%	8/15/2028	22,221,000	21,975,189
Western Midstream Operating LP	6.35%	1/15/2029	14,522,000	15,143,135
Whistler Pipeline LLC†	5.40%	9/30/2029	36,122,000	36,437,658

See Notes to Financial Statements.	243

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
Williams Cos., Inc.	4.90%		3/15/2029	$18,000,000	$18,076,769
Williams Cos., Inc.	5.30%		8/15/2028	18,178,000	18,534,312
Total					1,130,094,053

REITS 2.26%
American Tower Corp.	1.50%		1/31/2028	58,078,000	52,580,268
American Tower Corp.	3.60%		1/15/2028	12,874,000	12,463,174
American Tower Corp.	5.25%		7/15/2028	32,495,000	32,989,322
American Tower Corp.	5.50%		3/15/2028	40,000,000	40,884,008
Crown Castle, Inc.	3.65%		9/1/2027	29,380,000	28,563,872
Crown Castle, Inc.	4.80%		9/1/2028	21,905,000	21,852,372
Crown Castle, Inc.	5.00%		1/11/2028	30,651,000	30,861,978
EPR Properties	4.50%		6/1/2027	54,181,000	53,360,730
EPR Properties	4.75%		12/15/2026	28,430,000	28,275,629
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	33,105,000	33,098,876
GLP Capital LP/GLP Financing II, Inc.	5.30%		1/15/2029	15,722,000	15,744,501
GLP Capital LP/GLP Financing II, Inc.	5.375%		4/15/2026	60,729,000	60,791,513
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	104,735,000	101,304,655
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%		6/15/2027	38,850,000	40,555,360
Iron Mountain, Inc.†	4.875%		9/15/2027	2,834,000	2,792,971
Kilroy Realty LP	4.375%		10/1/2025	7,275,000	7,234,706
Prologis Targeted U.S. Logistics Fund LP†	5.25%		4/1/2029	10,923,000	11,146,637
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025	77,732,000	77,471,986
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	77,290,000	74,956,453
VICI Properties LP/VICI Note Co., Inc.†	3.875%		2/15/2029	27,769,000	26,316,576
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	63,269,000	62,188,882
VICI Properties LP/VICI Note Co., Inc.†	4.50%		9/1/2026	71,659,000	70,702,897
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	28,243,000	28,127,632
Vornado Realty LP	2.15%		6/1/2026	17,704,000	16,872,572
Vornado Realty LP	3.50%		1/15/2025	23,249,000	23,171,620
Total					954,309,190

Retail 0.23%
CEC Entertainment LLC†	6.75%		5/1/2026	52,560,000	52,468,924
Sizzling Platter LLC/Sizzling Platter Finance Corp.†	8.50%		11/28/2025	44,143,000	44,213,678
Total					96,682,602

Savings & Loans 0.10%
Nationwide Building Society (United Kingdom)†(c)	5.886% (SOFR + 1.29%	)#	2/16/2028	40,000,000	40,282,602

244	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Semiconductors 0.57%
Broadcom, Inc.	5.05%	7/12/2027	$23,911,000	$24,156,535
Broadcom, Inc.	5.05%	7/12/2029	40,931,000	41,400,223
Entegris, Inc.†	4.375%	4/15/2028	4,000,000	3,835,998
Entegris, Inc.†	4.75%	4/15/2029	77,057,000	74,749,960
Foundry JV Holdco LLC†	5.90%	1/25/2030	14,437,000	14,712,145
Intel Corp.	1.60%	8/12/2028	6,965,000	6,205,253
Intel Corp.	2.45%	11/15/2029	20,548,000	18,360,128
Intel Corp.	3.15%	5/11/2027	8,201,000	7,920,267
Intel Corp.	3.75%	8/5/2027	23,258,000	22,665,984
Qorvo, Inc.	1.75%	12/15/2024	8,712,000	8,697,336
SK Hynix, Inc. (South Korea)†(c)	5.50%	1/16/2027	17,967,000	18,119,342
Total				240,823,171

Shipbuilding 0.05%
Huntington Ingalls Industries, Inc.	2.043%	8/16/2028	10,000,000	9,035,941
Huntington Ingalls Industries, Inc.	5.353%	1/15/2030	12,287,000	12,395,551
Total				21,431,492

Software 0.43%
AppLovin Corp.(e)	5.125%	12/1/2029	39,344,000	39,623,408
Atlassian Corp. (Australia)(c)	5.25%	5/15/2029	46,591,000	47,515,700
Concentrix Corp.(b)	6.60%	8/2/2028	28,375,000	29,085,135
Concentrix Corp.	6.65%	8/2/2026	43,075,000	43,919,017
Constellation Software, Inc. (Canada)†(c)	5.158%	2/16/2029	13,250,000	13,479,522
Take-Two Interactive Software, Inc.	5.40%	6/12/2029	8,575,000	8,771,144
Total				182,393,926

Telecommunications 0.24%
Altice France SA (France)†(c)	8.125%	2/1/2027	42,900,000	36,144,202
Sprint Capital Corp.	6.875%	11/15/2028	59,556,000	63,988,355
Total				100,132,557

Toys/Games/Hobbies 0.27%
Hasbro, Inc.	3.90%	11/19/2029	83,535,000	79,398,261
Mattel, Inc.†	3.375%	4/1/2026	27,540,000	26,874,975
Mattel, Inc.†	3.75%	4/1/2029	9,500,000	8,993,398
Total				115,266,634

Transportation 0.03%
XPO, Inc.†	6.25%	6/1/2028	11,765,000	11,959,569

See Notes to Financial Statements.	245

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Trucking & Leasing 0.10%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	$18,964,000	$18,750,502
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.40%		11/15/2026	16,548,000	16,092,930
Penske Truck Leasing Co. LP/PTL Finance Corp.†	5.75%		5/24/2026	9,009,000	9,117,426
Total					43,960,858
Total Corporate Bonds (cost $23,612,857,623)					23,713,098,785

FLOATING RATE LOANS(g) 6.19%

Aerospace/Defense 0.21%
RTX Corp. Term Loan	6.392% (3 mo. USD Term SOFR + 1.38%	)	11/6/2026	88,000,000	87,615,000

Chemicals 0.27%
Celanese U.S. Holdings LLC 2022 5-Year Delayed Draw Term Loan	6.222% (1 mo. USD Term SOFR + 1.50%	)	3/18/2027	46,086,667	46,288,296
Nutrition & Biosciences, Inc. 5 Year Delayed Draw Term Loan	6.622% (3 mo. USD Term SOFR + 2.00%	)	1/17/2025	67,489,219	67,868,846
Total					114,157,142

Containers & Packaging 0.07%
Berry Global, Inc. 2023 Term Loan AA	6.487% (1 mo. USD Term SOFR + 1.75%	)	7/1/2029	31,117,525	31,262,844

Diversified Financial Services 0.63%
Avolon TLB Borrower 1 U.S. LLC Term Loan B4	6.206% (1 mo. USD Term SOFR + 1.50%	)(h)	2/12/2027	54,267,657	54,345,802
Castlelake Aviation Ltd. 2023 Incremental Term Loan B	7.697% (3 mo. USD Term SOFR + 2.75%	)	10/22/2027	17,637,861	17,731,518
Castlelake Aviation Ltd. Term Loan B	7.447% (3 mo. USD Term SOFR + 2.50%	)	10/22/2026	31,027,523	31,171,956
Corpay Technologies Operating Co. LLC Term Loan B5	6.323% (1 mo. USD Term SOFR + 1.75%	)	4/28/2028	69,971,939	70,097,538
Delos Aircraft Designated Activity Co. Term Loan (Ireland)(c)	6.354% (3 mo. USD Term SOFR + 1.75%	)	10/31/2027	20,277,898	20,386,588
Jane Street Group LLC 2024 1st Lien Term Loan B	6.514% (3 mo. USD Term SOFR + 2.00%	)	1/26/2028	51,228,950	51,505,074

246	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Setanta Aircraft Leasing Designated Activity Co. 2024 Term Loan B (Ireland)(c)	6.354% (3 mo. USD Term SOFR + 1.75%	)	11/5/2028	$19,601,935	$19,733,268
Total					264,971,744

Electric 0.17%
Calpine Corp. 2024 Term Loan B5	6.573% (1 mo. USD Term SOFR + 2.00%	)	12/16/2027	72,417,800	72,650,624

Entertainment 0.13%
Live Nation Entertainment, Inc. Term Loan B4	6.449% (1 mo. USD Term SOFR + 1.75%	)	10/19/2026	40,525,159	40,560,618
William Morris Endeavor Entertainment LLC 2018 1st Lien Term Loan	7.437% (1 mo. USD Term SOFR + 2.75%	)	5/18/2025	12,912,417	12,940,695
Total					53,501,313

Financial 0.06%
LPL Holdings, Inc. 2019 Term Loan B1	6.522% (1 mo. USD Term SOFR + 1.75%	)	11/12/2026	24,567,642	24,631,641

Food Service 0.22%
Aramark Services, Inc. 2019 Term Loan B4	6.437% (1 mo. USD Term SOFR + 1.75%	)	1/15/2027	61,245,500	61,408,107
Aramark Services, Inc. 2024 Term Loan B7	6.573% (1 mo. USD Term SOFR + 2.00%	)	4/6/2028	31,953,495	32,118,375
Total					93,526,482

Health Care Products 0.49%
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 1	5.847% (1 mo. USD Term SOFR + 1.13%	)	12/13/2024	1,288,288	1,288,288
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 2	5.972% (1 mo. USD Term SOFR + 1.25%	)	9/30/2026	50,400,000	50,400,000
Solventum Corp. Delayed Draw Term Loan	6.131% (3 mo. USD Term SOFR + 1.63%	)	8/15/2025	24,860,400	24,907,013
Solventum Corp. Term Loan	6.131% (1 mo. USD Term SOFR + 1.38%	)	2/16/2027	129,308,000	129,227,183
Total					205,822,484

Health Care Services 0.14%
HCA, Inc. 2021 Term Loan A	6.048% (1 mo. USD Term SOFR + 1.38%	)	6/30/2026	57,161,531	57,232,983

See Notes to Financial Statements.	247

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Services 0.57%
Catalent Pharma Solutions, Inc. 2021 Term Loan B3	6.71% (1 mo. USD Term SOFR + 2.00%	)	2/22/2028	$162,082,240	$162,211,906
IQVIA, Inc. 2022 Term Loan A2	5.864% (3 mo. USD Term SOFR + 1.25%	)	6/16/2027	79,100,940	79,199,816
Total					241,411,722

Housing 0.04%
LBM Acquisition LLC Term Loan B	–		12/17/2027	16,641,535	16,686,384

Insurance 0.29%
Aon Corp. Term Loan A	5.673% (1 mo. USD Term SOFR + 1.00%	)(h)	6/15/2027	38,169,120	38,121,409
Asurion LLC 2020 Term Loan B8	7.937% (1 mo. USD Term SOFR + 3.25%	)	12/23/2026	37,726,667	37,788,538
Asurion LLC 2021 Term Loan B9	7.937% (1 mo. USD Term SOFR + 3.25%	)	7/31/2027	45,760,510	45,806,957
Total					121,716,904

Internet 0.19%
Gen Digital, Inc. 2021 Term Loan A	6.173% (1 mo. USD Term SOFR + 1.50%	)	9/10/2027	76,714,088	76,822,255
Match Group, Inc. 2020 Term Loan B	6.714% (3 mo. USD Term SOFR + 1.75%	)	2/13/2027	3,914,333	3,919,226
Total					80,741,481

Leisure Time 0.03%
Carnival Corp. 2024 Term Loan B2	7.323% (1 mo. USD Term SOFR + 2.75%	)	8/8/2027	13,408,318	13,545,216

Manufacturing 0.39%
DirecTV Financing LLC Term Loan	9.847% (3 mo. USD Term SOFR + 5.00%	)	8/2/2027	49,343,351	49,887,362
Virgin Media Bristol LLC USD Term Loan N	7.224% (1 mo. USD Term SOFR + 2.50%	)	1/31/2028	113,830,000	112,923,344
Total					162,810,706

Media 0.42%
Charter Communications Operating LLC 2019 Term Loan B2	6.343% (3 mo. USD Term SOFR + 1.75%	)	2/1/2027	178,194,176	178,270,799

248	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas 0.58%
Apache Corp. 2024 3 Year Tranche Term Loan A1	6.48% (1 mo. USD Term SOFR + 1.75%	)	1/30/2027	$73,530,000	$73,989,563
Occidental Petroleum Corp. 2 Year Term Loan	6.381% (1 mo. USD Term SOFR + 1.63%	)	12/29/2025	162,979,808	163,000,181
Occidental Petroleum Corp. 364 Day Term Loan	6.256% (1 mo. USD Term SOFR + 1.50%	)	7/29/2025	6,754,229	6,755,073
Total					243,744,817

Pharmaceuticals 0.26%
Elanco Animal Health, Inc. Term Loan B	6.522% (1 mo. USD Term SOFR + 1.75%	)	8/1/2027	110,601,866	110,737,906

Pipelines 0.11%
Buckeye Partners LP 2024 Term Loan B5	6.323% (1 mo. USD Term SOFR + 1.75%	)	11/1/2026	47,994,596	48,099,705

Real Estate Investment Trusts 0.05%
Brixmor Operating Partnership LP Term Loan	5.702% (1 mo. USD Term SOFR + 0.93%	)	7/26/2027	21,000,000	20,921,250

Regional 0.11%
Seminole Tribe of Florida 2022 Term Loan A	5.673% (1 mo. USD Term SOFR + 1.00%	)	5/13/2027	47,124,306	46,888,684

Retail 0.17%
KFC Holding Co. 2021 Term Loan B	6.475% (1 mo. USD Term SOFR + 1.75%	)	3/15/2028	70,573,384	70,935,073

Semiconductors 0.48%
Broadcom, Inc. 2023 Term Loan A3	5.698% (1 mo. USD Term SOFR + 1.13%	)	8/14/2026	181,178,260	180,725,314
Marvell Technology Group Ltd. 2020 5 Year Term Loan A	6.048% (1 mo. USD Term SOFR + 1.38%	)	12/7/2025	23,945,845	24,020,676
Total					204,745,990

Utilities 0.11%
Lightstone Holdco LLC 2022 Extended Term Loan B	10.335% (3 mo. USD Term SOFR + 5.75%	)	1/29/2027	8,115,826	8,228,880
Nautilus Power LLC 2023 Term Loan B	10.115% (3 mo. USD Term SOFR + 5.25%	)	11/16/2026	37,970,707	37,923,243
Total					46,152,123
Total Floating Rate Loans (cost $2,613,395,053)					2,612,781,017

See Notes to Financial Statements.	249

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(c) 0.55%

Colombia 0.06%
Colombia Government International Bonds	3.875%		4/25/2027	$25,950,000	$25,022,083

Dominican Republic 0.10%
Dominican Republic International Bonds	6.875%		1/29/2026	42,617,000	43,085,787

Kazakhstan 0.09%
Development Bank of Kazakhstan JSC†	5.25%		10/23/2029	13,844,000	13,888,328
Development Bank of Kazakhstan JSC	5.75%		5/12/2025	7,500,000	7,481,972
Kazakhstan Government International Bonds	5.125%		7/21/2025	15,203,000	15,224,619
Total					36,594,919

Mexico 0.05%
Mexico Government International Bonds	3.75%		1/11/2028	16,694,000	16,073,374
Mexico Government International Bonds	4.50%		4/22/2029	6,475,000	6,273,167
Total					22,346,541

Panama 0.15%
Panama Government International Bonds	3.75%		3/16/2025	36,340,000	36,123,287
Panama Government International Bonds	7.125%		1/29/2026	14,525,000	14,823,755
Panama Government International Bonds	8.875%		9/30/2027	11,265,000	12,273,863
Total					63,220,905

Romania 0.10%
Romania Government International Bonds†	5.875%		1/30/2029	41,626,000	41,321,818
Total Foreign Government Obligations (cost $231,296,747)					231,592,053

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.02%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K061 Class X1(i)	0.275%	#(j)	11/25/2026	490,737,500	1,442,719
Government National Mortgage Association Series 2013-193 IO(i)	0.172%	#(j)	1/16/2055	626,315	2,804
Government National Mortgage Association Series 2014-112 Class A	3.00%	#(j)	1/16/2048	6,157,739	5,544,854
Government National Mortgage Association Series 2014-186 Class AP	2.80%		4/16/2050	1,871,654	1,804,378
Government National Mortgage Association Series 2014-78 IO(i)	0.007%	#(j)	3/16/2056	8,668,114	2,848
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	1,383,791	1,354,312
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,099,005)					10,151,915

250	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.17%
Federal Home Loan Mortgage Corp.	4.10%		7/1/2029	$19,055,000	$18,657,004
Federal Home Loan Mortgage Corp.	4.15%		7/1/2029	17,909,000	17,571,735
Federal Home Loan Mortgage Corp.	4.50%		7/1/2029	21,535,000	21,377,546
Federal Home Loan Mortgage Corp.	6.101% (1 yr. USD RFUCCT + 1.66%	)#	2/1/2038	1,725,112	1,781,934
Federal Home Loan Mortgage Corp.	6.337% (1 yr. USD RFUCCT + 1.79%	)#	5/1/2036	971,052	1,006,354
Federal Home Loan Mortgage Corp.	6.505% (1 yr. USD RFUCCT + 1.96%	)#	2/1/2037	1,745,408	1,803,617
Federal Home Loan Mortgage Corp.	6.568% (1 yr. USD RFUCCT + 1.72%	)#	4/1/2037	1,814,592	1,880,440
Federal Home Loan Mortgage Corp.	6.592% (1 yr. USD RFUCCT + 1.89%	)#	12/1/2040	1,882,465	1,952,580
Federal Home Loan Mortgage Corp.	6.606% (1 yr. USD RFUCCT + 1.79%	)#	10/1/2038	1,406,479	1,451,218
Federal Home Loan Mortgage Corp.	6.64% (1 yr. USD RFUCCT + 1.64%	)#	11/1/2043	250,638	254,545
Federal Home Loan Mortgage Corp.	6.759% (1 yr. USD RFUCCT + 1.85%	)#	6/1/2042	2,838,497	2,934,285
Federal Home Loan Mortgage Corp.	6.796% (1 yr. USD RFUCCT + 1.89%	)#	12/1/2040	241,922	248,368
Federal Home Loan Mortgage Corp.	6.943% (1 yr. USD RFUCCT + 1.88%	)#	9/1/2035	921,268	950,327
Federal Home Loan Mortgage Corp.	7.069% (1 yr. USD RFUCCT + 1.78%	)#	6/1/2041	1,151,054	1,184,162
Federal Home Loan Mortgage Corp.	7.146% (1 yr. USD RFUCCT + 1.76%	)#	5/1/2037	1,389,363	1,438,743
Federal Home Loan Mortgage Corp.	7.227% (1 yr. CMT + 2.50%	)#	12/1/2035	1,487,313	1,548,541
Federal Home Loan Mortgage Corp.	7.238% (1 yr. USD RFUCCT + 1.92%	)#	9/1/2036	3,156,974	3,267,562
Federal Home Loan Mortgage Corp.	7.274% (1 yr. USD RFUCCT + 1.79%	)#	12/1/2036	2,726,134	2,818,026
Federal National Mortgage Association	6.246% (1 yr. USD RFUCCT + 1.44%	)#	12/1/2035	2,939,274	3,026,655
Federal National Mortgage Association	6.337% (1 yr. USD RFUCCT + 1.82%	)#	12/1/2040	713,274	737,724
Federal National Mortgage Association	6.365% (1 yr. USD RFUCCT + 1.81%	)#	4/1/2040	697,843	722,998
Federal National Mortgage Association	6.39% (1 yr. USD RFUCCT + 1.52%	)#	3/1/2039	1,373,601	1,417,913

See Notes to Financial Statements.	251

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	6.409% (1 yr. USD RFUCCT + 1.79%	)#	1/1/2041	$962,638	$998,063
Federal National Mortgage Association	6.448%		3/1/2038 - 7/1/2040	726,747	745,593
Federal National Mortgage Association	6.476% (1 yr. USD RFUCCT + 1.65%	)#	12/1/2036	1,252,778	1,297,480
Federal National Mortgage Association	6.525% (1 yr. USD RFUCCT + 1.51%	)#	6/1/2038	521,328	527,320
Federal National Mortgage Association	6.539% (1 yr. USD RFUCCT + 1.78%	)#	1/1/2041	2,187,679	2,267,786
Federal National Mortgage Association	6.57% (1 yr. USD RFUCCT + 1.63%	)#	8/1/2038	580,294	589,232
Federal National Mortgage Association	6.609% (1 yr. USD RFUCCT + 1.61%	)#	8/1/2037	1,961,800	2,024,797
Federal National Mortgage Association	6.61%		2/1/2036 - 10/1/2036	2,834,146	2,923,276
Federal National Mortgage Association	6.648% (1 yr. CMT + 2.20%	)#	1/1/2038	742,201	766,201
Federal National Mortgage Association	6.689% (1 yr. USD RFUCCT + 1.58%	)#	3/1/2038	1,440,437	1,491,562
Federal National Mortgage Association	6.718% (1 yr. USD RFUCCT + 1.75%	)#	11/1/2038	1,891,254	1,952,867
Federal National Mortgage Association	6.741% (1 yr. USD RFUCCT + 1.63%	)#	4/1/2038	1,559,050	1,617,042
Federal National Mortgage Association	6.77% (1 yr. USD RFUCCT + 1.65%	)#	9/1/2036	1,051,509	1,087,157
Federal National Mortgage Association	6.812% (1 yr. USD RFUCCT + 1.61%	)#	1/1/2038	595,551	613,559
Federal National Mortgage Association	6.838% (1 yr. USD RFUCCT + 1.82%	)#	12/1/2040	1,820,674	1,886,946
Federal National Mortgage Association	6.849% (1 yr. USD RFUCCT + 1.75%	)#	5/1/2042	2,627,405	2,704,935
Federal National Mortgage Association	6.914% (1 yr. USD RFUCCT + 1.89%	)#	12/1/2038	930,498	964,676
Federal National Mortgage Association	6.941% (1 yr. USD RFUCCT + 1.60%	)#	10/1/2045	1,044,668	1,076,337
Federal National Mortgage Association	6.992% (1 yr. USD RFUCCT + 1.74%	)#	10/1/2036	1,418,751	1,464,225
Federal National Mortgage Association	7.039% (1 yr. USD RFUCCT + 1.64%	)#	9/1/2038	1,314,918	1,360,619
Federal National Mortgage Association	7.084% (1 yr. USD RFUCCT + 1.81%	)#	11/1/2040	4,569,682	4,727,059

252	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	7.128% (1 yr. USD RFUCCT + 1.58%	)#	8/1/2034	$2,755,502	$2,844,705
Federal National Mortgage Association	7.14% (1 yr. USD RFUCCT + 1.82%	)#	8/1/2041	1,117,121	1,157,344
Federal National Mortgage Association	7.153% (1 yr. USD RFUCCT + 1.60%	)#	11/1/2036	373,727	379,944
Federal National Mortgage Association	7.185% (1 yr. USD RFUCCT + 1.53%	)#	10/1/2035	2,353,112	2,432,698
Federal National Mortgage Association	7.195% (1 yr. USD RFUCCT + 1.80%	)#	3/1/2042	1,193,361	1,234,301
Federal National Mortgage Association	7.486% (1 yr. USD RFUCCT + 1.81%	)#	1/1/2042	3,050,767	3,161,389
Federal National Mortgage Association	7.508% (1 yr. USD RFUCCT + 1.81%	)#	10/1/2040	405,336	417,338
Federal National Mortgage Association	7.555% (1 yr. USD RFUCCT + 1.72%	)#	6/1/2042	765,241	792,530
Federal National Mortgage Association	7.581% (1 yr. USD RFUCCT + 1.60%	)#	12/1/2045	1,799,921	1,853,391
Federal National Mortgage Association	7.682% (1 yr. USD RFUCCT + 1.60%	)#	12/1/2045	2,038,283	2,096,728
Uniform Mortgage-Backed Security(k)	5.00%		TBA	1,164,664,000	1,166,687,956
Uniform Mortgage-Backed Security(k)	5.50%		TBA	1,009,748,000	1,021,671,269
Uniform Mortgage-Backed Security(k)	6.00%		TBA	271,218,000	276,776,409
Total Government Sponsored Enterprises Pass-Throughs (cost $2,588,403,190)					2,602,625,011

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.08%
1211 Avenue of the Americas Trust Series 2015-1211 Class XA†(i)	0.38%	#(j)	8/10/2035	214,200,000	131,412
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class XA(i)	1.883%	#(j)	7/15/2049	44,794,821	625,618
Bank Series 2017-BNK4 Class A3	3.362%		5/15/2050	6,962,585	6,740,671
Bank Series 2017-BNK8 Class A3	3.229%		11/15/2050	6,149,163	5,912,409
BBCMS Mortgage Trust Series 2018-TALL Class A†	5.529% (1 mo. USD Term SOFR + 0.92%	)#	3/15/2037	25,258,000	23,788,164
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	13,250,000	12,482,563
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	64,300,000	63,929,503
BBCMS Trust Series 2015-VFM Class A1†	2.466%		3/10/2036	6,006,045	5,860,238
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(j)	2/15/2051	8,210,000	7,905,104
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	19,000,000	17,646,469

See Notes to Financial Statements.	253

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust Series 2021-B23 Class A2	1.62%		2/15/2054	$28,550,000	$24,894,712
BWAY Mortgage Trust Series 2013-1515 Class A1†	2.809%		3/10/2033	586,855	583,776
BWAY Mortgage Trust Series 2013-1515 Class XB†(i)	0.534%	#(j)	3/10/2033	103,040,000	1,324,157
BX Commercial Mortgage Trust Series 2021-ACNT Class A†	5.574% (1 mo. USD Term SOFR + 0.96%	)#	11/15/2038	35,517,035	35,467,868
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	5.412% (1 mo. USD Term SOFR + 0.80%	)#	10/15/2038	19,629,235	19,580,084
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	6.001% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	42,711,826	42,885,689
BX Trust Series 2021-RISE Class A†	5.471% (1 mo. USD Term SOFR + 0.86%	)#	11/15/2036	40,660,330	40,478,578
BX Trust Series 2022-LBA6 Class A†	5.609% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	46,690,000	46,656,500
BX Trust Series 2022-PSB Class A†	7.06% (1 mo. USD Term SOFR + 2.45%	)#	8/15/2039	30,738,573	30,930,585
BX Trust Series 2024-CNYN Class A†	6.051% (1 mo. USD Term SOFR + 1.44%	)#	4/15/2041	66,269,149	66,441,900
BXHPP Trust Series 2021-FILM Class A†	5.374% (1 mo. USD Term SOFR + 0.76%	)#	8/15/2036	122,720,000	118,507,783
BXMT Ltd. Series 2021-FL4 Class A†	5.775% (1 mo. USD Term SOFR + 1.16%	)#	5/15/2038	40,600,432	39,284,673
CD Mortgage Trust Series 2017-CD5 Class A4	3.431%		8/15/2050	2,100,000	2,021,245
CF Trust Series 2019-BOSS Class A1†	8.626% (1 mo. USD Term SOFR + 3.30%	)#	12/15/2024	33,345,976	6,245,701
CFCRE Commercial Mortgage Trust Series 2016-C4 Class XA(i)	1.726%	#(j)	5/10/2058	49,463,827	690,713
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(i)	1.208%	#(j)	11/10/2049	140,487,925	1,982,102
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(i)	0.779%	#(j)	12/10/2054	130,959,644	1,336,247
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3	3.197%		8/15/2050	5,805,881	5,580,197
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class XB†(i)	0.044%	#(j)	9/10/2045	130,156,625	1,302
Citigroup Commercial Mortgage Trust Series 2014-GC23 Class XB(i)	0.054%	#(j)	7/10/2047	32,585,751	20,571

254	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class XA(i)	1.214%	#(j)	2/10/2048	$5,207,467	$231
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(i)	0.437%	#(j)	6/10/2048	212,689,765	111,215
Citigroup Commercial Mortgage Trust Series 2015-GC35 Class XA(i)	0.855%	#(j)	11/10/2048	145,829,904	523,281
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.616%		2/10/2049	27,260,000	26,589,281
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class XA(i)	1.361%	#(j)	2/10/2049	87,823,343	797,120
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A4	3.314%		4/10/2049	49,574,000	48,546,995
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class XA(i)	1.808%	#(j)	4/10/2049	49,145,457	635,972
Commercial Mortgage Pass-Through Certificates Series 2012-CR4 Class XA(i)	1.289%	#(j)	10/15/2045	40,900,034	451,389
Commercial Mortgage Pass-Through Certificates Series 2014-UBS3 Class A4	3.819%		6/10/2047	255,307	254,905
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5 Class XA(i)	0.675%	#(j)	9/10/2047	16,545,628	467
Commercial Mortgage Pass-Through Certificates Series 2015-CR25 Class A3	3.505%		8/10/2048	8,134,973	8,079,040
Commercial Mortgage Pass-Through Certificates Series 2015-DC1 Class A5	3.35%		2/10/2048	28,248,193	28,191,959
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class A4	3.708%		7/10/2048	15,978,000	15,859,090
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class A5	3.902%		7/10/2050	45,504,000	45,294,377
Commercial Mortgage Pass-Through Certificates Series 2015-PC1 Class XA†(i)	0.489%	#(j)	7/10/2050	103,215,952	25,907
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(i)	1.477%	#(j)	8/10/2049	93,699,778	1,194,129
CONE Trust Series 2024-DFW1 Class A†	6.251% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	32,000,000	32,092,800
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(i)	0.686%	#(j)	9/15/2037	113,021,624	67,282
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA(i)	2.017%	#(j)	1/15/2049	124,367,017	1,899,258
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5	3.502%		11/15/2049	24,857,993	23,941,949
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(i)	1.069%	#(j)	11/15/2049	193,670,499	1,950,378

See Notes to Financial Statements.	255

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A4	3.191%		11/15/2050	$5,800,000	$5,573,558
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A5	3.458%	#(j)	11/15/2050	10,200,000	9,624,740
CSMC Trust Series 2021-BPNY Class A†	8.439% (1 mo. USD Term SOFR + 3.83%	)#	8/15/2026	36,796,981	32,934,954
DBJPM Mortgage Trust Series 2016-C3 Class XA(i)	1.545%	#(j)	8/10/2049	155,973,975	2,536,823
DBWF Mortgage Trust Series 2015-LCM Class A1†	2.998%		6/10/2034	4,076,055	3,945,218
DBWF Mortgage Trust Series 2015-LCM Class XA†(i)	0.537%	#(j)	6/10/2034	8,054,448	26,942
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7 Class M1†	5.584% (30 day USD SOFR Average + 0.85%	)#	11/25/2041	4,423,769	4,416,563
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7 Class M2†	6.534% (30 day USD SOFR Average + 1.80%	)#	11/25/2041	30,220,000	30,542,979
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	5.684% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	65,316,852	65,230,431
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M1A†	6.734% (30 day USD SOFR Average + 2.00%	)#	4/25/2042	17,603,696	17,815,694
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1A†	6.934% (30 day USD SOFR Average + 2.20%	)#	5/25/2042	14,532,184	14,783,378
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA6 Class M1A†	6.884% (30 day USD SOFR Average + 2.15%	)#	9/25/2042	6,730,255	6,811,531
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1A†	6.834% (30 day USD SOFR Average + 2.10%	)#	3/25/2042	6,777,185	6,832,941
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2 Class M1A†	7.384% (30 day USD SOFR Average + 2.65%	)#	7/25/2042	30,891,269	31,663,140
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	7.034% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	19,019,222	19,483,205
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1A†	6.734% (30 day USD SOFR Average + 2.00%	)#	5/25/2043	17,066,987	17,310,741

256	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	6.084% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	$46,840,724	$46,985,743
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.984% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	81,178,314	81,335,086
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	5.784% (30 day USD SOFR Average + 1.05%	)#	10/25/2044	39,960,000	40,076,923
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class M1†	5.734% (30 day USD SOFR Average + 1.00%	)#	10/25/2044	12,309,501	12,315,962
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	5.984% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	15,651,893	15,690,040
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	5.984% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	28,912,164	28,976,280
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.984% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	54,234,375	54,370,449
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R05 Class 2A1†	5.734% (30 day USD SOFR Average + 1.00%	)#	7/25/2044	55,790,333	55,805,146
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R02 Class 2M1†	5.634% (30 day USD SOFR Average + 0.90%	)#	11/25/2041	1,750,214	1,749,315
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	5.934% (30 day USD SOFR Average + 1.20%	)#	1/25/2042	6,434,507	6,439,498
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R04 Class 1M1†	6.734% (30 day USD SOFR Average + 2.00%	)#	3/25/2042	13,844,648	14,021,748
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.284% (30 day USD SOFR Average + 2.55%	)#	7/25/2042	34,737,613	35,644,425
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.125% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	18,774,735	19,315,606

See Notes to Financial Statements.	257

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M1†	7.234% (30 day USD SOFR Average + 2.50%	)#	4/25/2043	$14,266,174	$14,552,007
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	7.025% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	15,171,955	15,561,449
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R06 Class 1M1†	6.434% (30 day USD SOFR Average + 1.70%	)#	7/25/2043	5,770,670	5,798,468
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R02 Class 1M1†	5.834% (30 day USD SOFR Average + 1.10%	)#	2/25/2044	8,030,647	8,036,828
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	5.875% (30 day USD SOFR Average + 1.15%	)#	3/25/2044	18,825,582	18,834,099
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1A1†	5.734% (30 day USD SOFR Average + 1.00%	)#	5/25/2044	36,029,970	36,036,750
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.884% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	38,657,414	38,712,122
GS Mortgage Securities Corp. Trust Series 2021-ARDN Class A†	5.974% (1 mo. USD Term SOFR + 1.36%	)#	11/15/2036	47,270,000	46,760,363
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.025% (1 mo. USD Term SOFR + 1.41%	)#	5/15/2026	47,760,000	44,768,844
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	9.525% (1 mo. USD Term SOFR + 4.91%	)#	5/15/2026	15,000,000	5,154,294
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class H†	10.775% (1 mo. USD Term SOFR + 6.16%	)#	5/15/2026	19,706,000	3,836,573
GS Mortgage Securities Trust Series 2012-GCJ9 Class XB†(i)	Zero Coupon	#(j)	11/10/2045	36,801,458	368
GS Mortgage Securities Trust Series 2014-GC26 Class XA(i)	0.784%	#(j)	11/10/2047	2,238,462	57

258	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust Series 2015-GC34 Class A4	3.506%		10/10/2048	$34,627,000	$33,905,037
GS Mortgage Securities Trust Series 2015-GS1 Class XA(i)	0.899%	#(j)	11/10/2048	86,433,427	381,820
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	28,917,000	28,192,080
GS Mortgage Securities Trust Series 2016-GS2 Class XA(i)	1.882%	#(j)	5/10/2049	156,929,635	2,364,161
GS Mortgage Securities Trust Series 2017-GS5 Class A3	3.409%		3/10/2050	7,312,544	7,102,500
GS Mortgage Securities Trust Series 2017-GS8 Class A3	3.205%		11/10/2050	11,635,000	11,155,604
GS Mortgage Securities Trust Series 2020-GC45 Class A2	2.898%		2/13/2053	14,773,494	14,448,659
HMH Trust Series 2017-NSS Class A†	3.062%		7/5/2031	8,000,000	5,859,814
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XA10†(i)	1.474%	#(j)	8/5/2034	150,785,000	1,131,141
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XA7†(i)	1.417%	#(j)	8/5/2034	81,447,816	13,678
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class XA(i)	1.303%	#(j)	4/15/2046	3,815,909	23,812
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C24 Class XA(i)	0.88%	#(j)	11/15/2047	14,116,906	621
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C25 Class XA(i)	0.791%	#(j)	11/15/2047	37,821,110	1,101
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	163,798,100	52,415,392
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class B†	3.771%		6/10/2027	20,772,000	2,612,910
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class C†	3.931%	#(j)	6/10/2027	14,352,000	752,274
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.931%	#(j)	6/10/2027	25,795,381	540,878
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(i)	0.503%	#(j)	6/10/2027	102,274,000	47,046
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(i)	0.16%	#(j)	6/10/2027	45,476,000	4,548
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class XA(i)	0.658%	#(j)	5/15/2048	43,674,066	48,657
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(i)	0.704%	#(j)	12/15/2049	133,736,016	1,100,674

See Notes to Financial Statements.	259

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class A3	3.379%		9/15/2050	$1,965,632	$1,902,065
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(i)	1.169%	#(j)	9/15/2050	208,967,785	4,323,439
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class A†	6.107% (1 mo. USD Term SOFR + 1.50%	)#	4/15/2031	25,048,000	14,152,370
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class B†	6.807% (1 mo. USD Term SOFR + 2.20%	)#	4/15/2031	14,359,000	6,820,669
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PTC Class C†	7.207% (1 mo. USD Term SOFR + 2.60%	)#	4/15/2031	10,408,000	4,319,424
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX†(i)	1.295%	#(j)	7/5/2033	155,900,000	2,790,814
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class A†	3.884%		1/5/2034	18,362,728	17,821,104
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class B†	4.235%		1/5/2034	13,737,000	13,220,190
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-ICON Class C†	4.536%		1/5/2034	12,800,000	12,284,788
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-UES Class A†	3.81%		5/5/2032	6,460,000	6,167,391
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class A†	6.025% (1 mo. USD Term SOFR + 1.41%	)#	8/15/2033	50,480,000	47,666,480
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class B†	7.175% (1 mo. USD Term SOFR + 2.56%	)#	8/15/2033	41,740,000	33,322,474
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class C†	8.675% (1 mo. USD Term SOFR + 4.06%	)#	8/15/2033	37,430,000	22,180,737
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class XA(i)	0.844%	#(j)	1/15/2048	26,797,144	812
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA(i)	0.553%	#(j)	7/15/2048	100,757,456	113,947
Key Commercial Mortgage Securities Trust Series 2019-S2 Class X†(i)	1.524%	#(j)	6/15/2052	95,257,989	4,446,337
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.499% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	34,670,000	34,832,096
KIND Trust Series 2021-KIND Class A†	5.675% (1 mo. USD Term SOFR + 1.06%	)#	8/15/2038	77,046,719	76,172,100

260	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Ladder Capital Commercial Mortgage Trust Series 2013-GCP Class A1†	3.575%		2/15/2036	$3,641,557	$3,456,889
LBA Trust Series 2024-7IND Class A†	6.052% (1 mo. USD Term SOFR + 1.44%	)#	10/15/2041	29,700,000	29,745,578
Life Mortgage Trust Series 2022-BMR2 Class A1†	5.905% (1 mo. USD Term SOFR + 1.30%	)#	5/15/2039	12,845,000	12,548,478
LSTAR Commercial Mortgage Trust Series 2016-4 Class XA†(i)	1.827%	#(j)	3/10/2049	57,156,943	600,022
LSTAR Commercial Mortgage Trust Series 2017-5 Class A3†	4.50%		3/10/2050	25,689,228	25,518,257
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class XB†(i)	0.155%	#(j)	5/15/2046	65,970,038	7,257
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19 Class XA(i)	0.999%	#(j)	12/15/2047	11,380,216	385
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.753%		12/15/2047	21,032,000	20,761,411
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class A4	3.325%		5/15/2049	18,050,000	17,632,800
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class XA(i)	1.659%	#(j)	5/15/2049	103,030,306	1,149,561
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(i)	1.40%	#(j)	11/15/2049	210,442,973	3,451,538
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A3	3.459%		12/15/2049	9,483,939	9,210,064
Morgan Stanley Capital I Trust Series 2015-UBS8 Class ASB	3.626%		12/15/2048	1,115,882	1,110,109
Morgan Stanley Capital I Trust Series 2016-UB11 Class XA(i)	1.568%	#(j)	8/15/2049	64,501,269	1,150,270
Morgan Stanley Capital I Trust Series 2016-UB11 Class XB(i)	1.013%	#(j)	8/15/2049	121,222,774	1,588,455
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(j)	9/24/2057	87,285,610	84,274,649
MSCG Trust Series 2015-ALDR Class A1†	2.612%		6/7/2035	2,177,681	2,150,304
MTN Commercial Mortgage Trust Series 2022-LPFL Class A†	6.007% (1 mo. USD Term SOFR + 1.40%	)#	3/15/2039	13,544,000	13,508,688
One New York Plaza Trust Series 2020-1NYP Class A†	5.675% (1 mo. USD Term SOFR + 1.06%	)#	1/15/2036	18,197,000	17,356,966
Palisades Center Trust Series 2016-PLSD Class C†	3.998%		4/13/2033	40,040,000	3,573,570
Palisades Center Trust Series 2016-PLSD Class D†	4.737%		4/13/2033	34,071,926	536,633

See Notes to Financial Statements.	261

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Ready Capital Mortgage Financing LLC Series 2021-FL6 Class A†	5.652% (1 mo. USD Term SOFR + 1.06%	)#	7/25/2036	$5,881,802	$5,861,230
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.384% (30 day USD SOFR Average + 1.65%	)#	1/25/2037	29,698,049	29,663,302
ReadyCap Commercial Mortgage Trust Series 2018-4 Class A†	3.39%		2/27/2051	287,412	285,890
ReadyCap Commercial Mortgage Trust Series 2019-6 Class A†	2.833%		10/25/2052	12,400,793	12,242,248
Residential Mortgage Loan Trust Series 2020-1 Class A1†	2.376%	#(j)	1/26/2060	1,227,830	1,206,279
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	65,650,000	65,934,114
Shops at Crystals Trust Series 2016-CSTL Class XA†(i)	0.73%	#(j)	7/5/2036	112,000,000	789,188
SHOW Trust Series 2022-BIZ Class A†	7.607% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	186,000,000	175,879,993
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	5.61% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	56,740,000	56,491,439
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(j)	2/25/2050	1,180,588	1,127,332
UBS Commercial Mortgage Trust Series 2017-C1 Class A3	3.196%		6/15/2050	2,961,865	2,855,355
UBS Commercial Mortgage Trust Series 2017-C5 Class A4	3.212%		11/15/2050	8,700,000	8,356,039
UBS Commercial Mortgage Trust Series 2017-C6 Class A4	3.32%		12/15/2050	5,953,996	5,715,345
UBS Commercial Mortgage Trust Series 2017-C6 Class XA(i)	1.376%	#(j)	12/15/2050	220,492,309	6,382,679
UBS Commercial Mortgage Trust Series 2017-C7 Class A3	3.418%		12/15/2050	2,813,064	2,706,658
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	4,580,000	4,156,187
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class XA(i)	0.72%	#(j)	6/15/2048	113,441,085	147,133
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class A4	3.789%		9/15/2048	19,158,180	18,954,105
Wells Fargo Commercial Mortgage Trust Series 2015-SG1 Class XA(i)	0.779%	#(j)	9/15/2048	132,804,192	192,340

262	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class XA(i)	1.848%	#(j)	8/15/2049	$176,875,042	$3,280,731
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A4	3.56%		1/15/2059	14,295,000	14,059,470
Wells Fargo Commercial Mortgage Trust Series 2016-C34 Class XA(i)	2.211%	#(j)	6/15/2049	109,111,871	1,836,516
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class A3	3.33%		12/15/2050	6,000,000	5,775,056
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	8,270,000	7,836,401
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	53,760,000	55,808,858
WFRBS Commercial Mortgage Trust Series 2014-C21 Class XB(i)	0.577%	#(j)	8/15/2047	77,368,500	144,161
WFRBS Commercial Mortgage Trust Series 2014-C22 Class XA(i)	0.482%	#(j)	9/15/2057	9,543,694	187
WFRBS Commercial Mortgage Trust Series 2014-C22 Class XB(i)	0.455%	#(j)	9/15/2057	37,769,102	918
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,402,058,769)					2,988,415,522

U.S. TREASURY OBLIGATIONS 3.10%
U.S. Treasury Inflation-Indexed Notes(l)	0.25%		1/15/2025	340,365,210	338,747,192
U.S. Treasury Notes	3.75%		8/31/2026	365,494,500	362,581,966
U.S. Treasury Notes	4.125%		1/31/2025	289,389,000	289,182,315
U.S. Treasury Notes	5.00%		9/30/2025	317,391,300	318,865,033
Total U.S. Treasury Obligations (cost $1,302,827,464)					1,309,376,506
Total Long-Term Investments (cost $44,418,298,521)					44,111,090,183

SHORT-TERM INVESTMENTS 0.73%

COMMERCIAL PAPER 0.07%

Commercial Services 0.01%
Global Payments, Inc.	5.225%		12/2/2024	6,474,000	6,474,000

Oil & Gas 0.06%
APA Corp.†	5.266%		12/2/2024	25,043,000	25,043,000
Total Commercial Paper (cost $31,512,462)					31,517,000

See Notes to Financial Statements.	263

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Investments	Principal Amount‡	Fair Value
REPURCHASE AGREEMENTS 0.49%
Repurchase Agreement dated 11/29/2024, 2.200% due 12/2/2024 with Fixed Income Clearing Corp. collateralized by $48,000,000 of U.S. Treasury Note at 2.625% due 12/31/2025; $139,906,300 of U.S. Treasury Note at 0.375% due 12/31/2025; $29,960,500 of U.S. Treasury Note at 3.875% due 1/15/2026; value: $212,071,227; proceeds: $207,950,980 (cost $207,912,863)	$207,912,863	$207,912,863

Time Deposits 0.02%
CitiBank N.A.(m) (cost $6,969,113)	6,969,113	6,969,113

	Shares

Money Market Funds 0.15%
Fidelity Government Portfolio(m) (cost $62,722,019)	62,722,019	62,722,019
Total Short-Term Investments (cost $309,116,457)		309,120,995
Total Investments in Securities 105.23% (cost $44,727,414,978)		44,420,211,178
Other Assets and Liabilities – Net(n) (5.23)%		(2,208,666,983)
Net Assets 100.00%		$42,211,544,195

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2024, the total value of Rule 144A securities was $22,678,760,063, which represents 53.73% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2024.
(a)	Level 3 Investment as described in Note 2(u) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Foreign security traded in U.S. dollars.
(d)	Step Bond – Security with a predetermined schedule of interest rate changes.
(e)	Securities purchased on a when-issued basis (See Note 2(j)).
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2024.
(h)	Interest Rate to be determined.

264	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

(i)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(l)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(m)	Security was purchased with the cash collateral from loaned securities.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at November 30, 2024(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.42(4)	Goldman Sachs	1.00%	6/20/2029	$207,903,000	$4,116,830	$842,678	$4,959,508
CDX.NA.IG.S41(4)	Goldman Sachs	1.00%	12/20/2028	216,728,000	1,631,022	3,528,296	5,159,318
					$5,747,852	$4,370,974	$10,118,826

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $4,370,974. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at November 30, 2024:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	3.585%	12-Month USD SOFR Index	10/16/2029	$1,380,000,000	$–	$10,211,917	$10,211,917
Goldman Sachs(2)	12-Month USD SOFR Index	4.258%	3/25/2027	3,052,079,000	32,746	19,374,997	19,407,743
Goldman Sachs(2)	12-Month USD SOFR Index	4.718%	9/28/2025	2,988,105,000	–	9,689,677	9,689,677
Goldman Sachs(2)	12-Month USD SOFR Index	5.013%	3/7/2025	4,455,618,000	(6,726)	4,548,471	4,541,745
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$26,020	$43,825,062	$43,851,082

See Notes to Financial Statements.	265

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs(2)	3.872%	12-Month USD SOFR Index	5/31/2028	$2,290,863,000	$(7,141,044)	$5,066,210	$(2,074,834)
Goldman Sachs(2)	12-Month USD SOFR Index	3.661%	10/16/2027	2,250,000,000	–	(14,462,797)	(14,462,797)
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts					$(7,141,044)	$(9,396,587)	$(16,537,631)
SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(2)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at November 30, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Goldman Sachs	4.622%	CPI Urban Consumer NSA	7/15/2025	$117,695,000	$572,172
Goldman Sachs	5.160%	CPI Urban Consumer NSA	3/27/2025	245,000,000	1,725,430
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$2,297,602
NSA	Non-seasonally adjusted.

Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at November 30, 2024(1):

Referenced Indexes/Issuers*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	$2,444,234	$(22,380)	$(267,263)	$(289,643)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,222,117	(18,268)	(126,553)	(144,821)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	611,058	(6,659)	(65,751)	(72,410)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,222,117	(21,443)	(123,378)	(144,821)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	611,059	(8,768)	(63,642)	(72,410)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,222,117	(12,956)	(131,865)	(144,821)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	1,222,117	(13,318)	(131,503)	(144,821)
Markit CMBX.NA.AA.6	Morgan Stanley	1.500%	5/11/2063	3,666,351	(29,375)	(405,087)	(434,462)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	6,117,512	(84,938)	(674,857)	(759,795)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	4,369,651	(69,967)	(472,744)	(542,711)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	3,495,721	(49,448)	(384,720)	(434,168)
					$(337,520)	$(2,847,363)	$(3,184,883)

266	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2024

*	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $2,847,363.
(4)	Includes upfront payments paid (received).

Forward Foreign Currency Exchange Contracts at November 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian Dollar	Sell	Morgan Stanley	3/7/2025	8,729,000	$6,267,273	$6,257,071	$10,201

Futures Contracts at November 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2025	34,340	Long	$7,064,573,585	$7,077,795,972	$13,222,387

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	March 2025	20,972	Short	$(2,242,933,204)	$(2,256,619,979)	$(13,686,775)

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$5,242,509,438	$34,949,451	$5,277,458,889
Remaining Industries	–	5,325,906,950	–	5,325,906,950
Convertible Bonds	–	39,683,535	–	39,683,535
Corporate Bonds	–	23,713,098,785	–	23,713,098,785
Floating Rate Loans	–	2,612,781,017	–	2,612,781,017
Foreign Government Obligations	–	231,592,053	–	231,592,053
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	10,151,915	–	10,151,915
Government Sponsored Enterprises Pass-Throughs	–	2,602,625,011	–	2,602,625,011
Non-Agency Commercial Mortgage-Backed Securities	–	2,988,415,522	–	2,988,415,522
U.S. Treasury Obligations	–	1,309,376,506	–	1,309,376,506
Short-Term Investments
Commercial Paper	–	31,517,000	–	31,517,000
Repurchase Agreements	–	207,912,863	–	207,912,863
Time Deposits	–	6,969,113	–	6,969,113
Money Market Funds	62,722,019	–	–	62,722,019
Total	$62,722,019	$44,322,539,708	$34,949,451	$44,420,211,178

See Notes to Financial Statements.	267

Schedule of Investments (concluded)

SHORT DURATION INCOME FUND November 30, 2024

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$10,118,826	$–	$10,118,826
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	43,851,082	–	43,851,082
Liabilities	–	(16,537,631)	–	(16,537,631)
Centrally Cleared CPI Swap Contracts
Assets	–	2,297,602	–	2,297,602
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(3,184,883)	–	(3,184,883)
Forward Foreign Currency Exchange Contracts
Assets	–	10,201	–	10,201
Liabilities	–	–	–	–
Futures Contracts
Assets	13,222,387	–	–	13,222,387
Liabilities	(13,686,775)	–	–	(13,686,775)
Total	$(464,388)	$36,555,197	$–	$36,090,809

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

268	See Notes to Financial Statements.

Schedule of Investments

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 118.46%

ASSET-BACKED SECURITIES 17.60%

Automobiles 6.09%
Bank of America Auto Trust Series 2023-1A Class A3†	5.53%	2/15/2028	$8,780,000	$8,864,727
BMW Vehicle Lease Trust Series 2023-1 Class A4	5.07%	6/25/2026	11,350,000	11,364,875
BofA Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	9,535,000	9,669,114
Carmax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	6,545,000	6,629,601
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%	7/15/2027	6,247,474	6,190,617
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%	5/25/2029	14,330,000	14,490,529
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	18,645,000	18,887,823
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	8,970,000	9,105,013
Exeter Automobile Receivables Trust Series 2020-2A Class E†	7.19%	9/15/2027	8,468,957	8,504,991
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	4,450,000	5,103,646
Exeter Automobile Receivables Trust Series 2024-3A Class B	5.57%	9/15/2028	10,000,000	10,086,684
Flagship Credit Auto Trust Series 2020-4 Class E†	3.84%	7/17/2028	7,351,000	7,181,536
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	4,279,649	4,277,593
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%	3/15/2026	4,593,520	4,594,336
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	8,711,000	8,693,527
GLS Auto Receivables Issuer Trust Series 2024-2A Class D†	6.19%	2/15/2030	7,315,000	7,487,592
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	8,006,223	8,094,779
GM Financial Automobile Leasing Trust Series 2023-1 Class B	5.51%	1/20/2027	10,505,000	10,550,238
GM Financial Automobile Leasing Trust Series 2023-2 Class B	5.54%	5/20/2027	6,270,000	6,309,122
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	9,595,000	9,553,727
Octane Receivables Trust Series 2022-2A Class A†	5.11%	2/22/2028	754,162	754,503
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%	10/16/2028	6,050,000	6,048,560

See Notes to Financial Statements.	269

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%	3/17/2031	$6,450,000	$6,636,212
Santander Drive Auto Receivables Trust Series 2024-1 Class C	5.45%	3/15/2030	7,800,000	7,880,287
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%	8/15/2031	8,905,000	9,172,276
SBNA Auto Receivables Trust Series 2024-A Class A3†	5.32%	12/15/2028	10,695,000	10,757,544
Toyota Auto Loan Extended Note Trust Series 2022-1A Class A†	3.82%	4/25/2035	6,515,000	6,408,945
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	4,415,000	4,451,865
Total				227,750,262

Credit Card 2.47%
American Express Credit Account Master Trust Series 2024-2 Class A	5.24%	4/15/2031	4,570,000	4,726,038
Capital One Multi-Asset Execution Trust Series 2022-A1 Class A1	2.80%	3/15/2027	35,150,000	34,964,109
First National Master Note Trust Series 2024-1 Class A	5.34%	5/15/2030	13,495,000	13,672,821
Genesis Sales Finance Master Trust Series 2021-AA Class B†	1.45%	12/21/2026	8,410,000	8,394,726
Genesis Sales Finance Master Trust Series 2021-AA Class D†	2.09%	12/21/2026	8,967,000	8,954,051
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%	7/20/2029	6,125,000	6,192,003
Perimeter Master Note Business Trust Series 2021-1A Class B†	4.17%	12/15/2026	5,875,000	5,499,939
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%	2/15/2031	9,915,000	10,101,788
Total				92,505,475

Other 9.04%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%	1/18/2028	7,810,000	7,825,297
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%	9/15/2028	12,780,000	12,952,648
Affirm Asset Securitization Trust Series 2024-A Class 1A†	5.61%	2/15/2029	6,040,000	6,082,605
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%	2/15/2029	2,600,000	2,618,340

270	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Affirm Asset Securitization Trust Series 2024-B Class A†	4.62%		9/15/2029	$10,000,000	$9,963,407
AMMC CLO 23 Ltd. Series 2020-23A Class BR2†	6.698% (3 mo. USD Term SOFR + 2.05%	)#	4/17/2035	8,000,000	8,025,381
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL3 Class A†	5.794% (1 mo. USD Term SOFR + 1.18%	)#	8/15/2034	2,355,945	2,355,950
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4 Class A†	6.074% (1 mo. USD Term SOFR + 1.46%	)#	11/15/2036	5,939,774	5,948,134
Avant Loans Funding Trust Series 2021-REV1 Class D†	4.30%		7/15/2030	4,325,000	4,268,671
Avant Loans Funding Trust Series 2022-REV1 Class A†	6.54%		9/15/2031	123,860	123,905
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	8,685,000	8,738,916
Bain Capital Credit CLO Ltd. Series 2023-4A Class C†	7.517% (3 mo. USD Term SOFR + 2.90%	)#	10/21/2036	3,840,000	3,888,186
Bain Capital Credit CLO Ltd. Series 2023-4A Class D†	9.617% (3 mo. USD Term SOFR + 5.00%	)#	10/21/2036	6,890,000	7,039,324
Ballyrock CLO 22 Ltd. Series 2024-22A Class A1A†	6.196% (3 mo. USD Term SOFR + 1.54%	)#	4/15/2037	11,200,000	11,253,220
Ballyrock CLO 25 Ltd. Series 2023-25A Class A2†	7.076% (3 mo. USD Term SOFR + 2.45%	)#	1/25/2036	7,030,000	7,057,150
Benefit Street Partners CLO XXXVII Ltd. Series 2024-37A Class A†(a)	–	(b)	1/25/2038	6,540,000	6,540,000
BSPRT Issuer Ltd. Series 2022-FL8 Class A†	6.306% (30 day USD SOFR Average + 1.50%	)#	2/15/2037	2,115,691	2,113,072
Carlyle U.S. CLO Ltd. Series 2023-2A Class C†	7.617% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2036	5,940,000	6,005,403
CIFC Funding Ltd. Series 2018-2A Class A1R†	6.021% (3 mo. USD Term SOFR + 1.37%	)#	10/20/2037	6,400,000	6,447,218
CIFC Funding Ltd. Series 2024-4A Class D1†	7.60% (3 mo. USD Term SOFR + 2.95%	)#	10/16/2037	3,910,000	3,909,424
DLLAD LLC Series 2023-1A Class A4†	4.80%		6/20/2030	10,535,000	10,562,437
Driven Brands Funding LLC Series 2020-1A Class A2†	3.786%		7/20/2050	3,625,445	3,481,746
Dryden 107 CLO Ltd. Series 2023-107A Class C†	7.524% (3 mo. USD Term SOFR + 3.00%	)#	8/15/2035	4,420,000	4,472,364

See Notes to Financial Statements.	271

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Elmwood CLO 24 Ltd. Series 2023-3A Class B†	6.998% (3 mo. USD Term SOFR + 2.35%	)#	12/11/2033		$6,450,000	$6,472,021
Elmwood CLO XII Ltd. Series 2021-5A Class D1R†	7.666% (3 mo. USD Term SOFR + 3.10%	)#	10/15/2037		7,240,000	7,240,045
Fairstone Financial Issuance Trust I Series 2020-1A Class C†	5.162%		10/20/2039	CAD	20,760,000	14,681,906
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	4,595,000	3,249,132
Galaxy XXI CLO Ltd. Series 2015-21A Class AR†	5.899% (3 mo. USD Term SOFR + 1.28%	)#	4/20/2031		$769,869	771,659
GoldenTree Loan Management U.S. CLO 16 Ltd. Series 2022-16A Class BR†	7.117% (3 mo. USD Term SOFR + 2.50%	)#	1/20/2034		7,560,000	7,590,123
GoldenTree Loan Management U.S. CLO 19 Ltd. Series 2024-19A Class C†	6.967% (3 mo. USD Term SOFR + 2.35%	)#	4/20/2037		5,040,000	5,098,708
GreatAmerica Leasing Receivables Funding LLC Series 2024-2 Class A4†	5.02%		5/15/2031		6,290,000	6,369,368
ICG U.S. CLO Ltd. Series 2024-1A Class A1†	6.256% (3 mo. USD Term SOFR + 1.60%	)#	4/15/2037		4,950,000	4,991,034
Invesco U.S. CLO Ltd. Series 2023-4A Class D†	9.882% (3 mo. USD Term SOFR + 5.25%	)#	1/18/2037		5,000,000	5,171,380
Kubota Credit Owner Trust Series 2024-2A Class A3†	5.26%		11/15/2028		8,940,000	9,092,273
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031		11,751,000	11,271,976
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031		8,300,000	7,809,086
LoanCore Issuer Ltd. Series 2022-CRE7 Class A†	6.348% (30 day USD SOFR Average + 1.55%	)#	1/17/2037		5,917,498	5,917,498
Madison Park Funding LVIII Ltd. Series 2024-58A Class D†	8.276% (3 mo. USD Term SOFR + 3.65%	)#	4/25/2037		5,910,000	6,007,920
Magnetite XLII Ltd. Series 2024-42A Class A1†(a)	–	(b)	1/25/2038		13,450,000	13,450,000
MF1 LLC Series 2024-FL14 Class A†	6.348% (1 mo. USD Term SOFR + 1.74%	)#	3/19/2039		7,680,000	7,693,412
Neuberger Berman Loan Advisers CLO 57 Ltd. Series 2024-57A Class D1†	7.50% (3 mo. USD Term SOFR + 2.90%	)#	10/24/2038		3,660,000	3,659,555
OHA Credit Funding 3 Ltd. Series 2019-3A Class AR2†(a)	–	(b)	1/20/2038		17,530,000	17,600,120
Orchard Park CLO Ltd. Series 2024-1A Class D1†	7.603% (3 mo. USD Term SOFR + 2.95%	)#	10/20/2037		4,280,000	4,359,111

272	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	$7,085,000	$7,059,452
Regatta 30 Funding Ltd. Series 2024-4A Class A1†(a)	–	(b)	1/25/2038	17,980,000	17,980,000
Regatta XXVII Funding Ltd. Series 2024-1A Class B†	6.617% (3 mo. USD Term SOFR + 2.00%	)#	4/26/2037	4,950,000	4,979,491
RR 24 Ltd. Series 2022-24A Class A2R†	7.056% (3 mo. USD Term SOFR + 2.40%	)#	1/15/2036	7,460,000	7,497,915
SCF Equipment Leasing LLC Series 2021-1A Class E†	3.56%		8/20/2032	3,600,000	3,562,661
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	5,561,062	5,423,468
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	1,553,276	1,359,819
Total					338,031,931
Total Asset-Backed Securities (cost $657,206,684)					658,287,668

CORPORATE BONDS 42.24%

Aerospace/Defense 0.35%
Boeing Co.†	6.528%		5/1/2034	5,041,000	5,362,593
Boeing Co.†	6.858%		5/1/2054	3,791,000	4,120,593
Bombardier, Inc. (Canada)†(c)	7.25%		7/1/2031	3,435,000	3,552,322
Total					13,035,508

Agriculture 0.84%
BAT Capital Corp.	5.834%		2/20/2031	3,251,000	3,387,777
Imperial Brands Finance PLC (United Kingdom)†(c)	5.50%		2/1/2030	15,785,000	16,081,874
Philip Morris International, Inc.	5.625%		11/17/2029	6,862,000	7,144,585
Viterra Finance BV (Netherlands)†(c)	4.90%		4/21/2027	4,776,000	4,749,899
Total					31,364,135

Airlines 0.23%
American Airlines, Inc.†(d)	7.25%		2/15/2028	5,126,000	5,254,939
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)(d)	7.875%		5/1/2027	3,396,000	3,342,020
Total					8,596,959

Auto Manufacturers 1.50%
Ford Motor Co.	9.625%		4/22/2030	4,800,000	5,624,598
Ford Motor Credit Co. LLC	2.70%		8/10/2026	3,207,000	3,073,594
Ford Motor Credit Co. LLC	3.375%		11/13/2025	4,291,000	4,218,496

See Notes to Financial Statements.	273

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC	4.134%		8/4/2025	$3,940,000	$3,912,242
Ford Motor Credit Co. LLC	6.054%		11/5/2031	4,344,000	4,410,764
Ford Motor Credit Co. LLC	6.125%		3/8/2034	7,053,000	7,116,227
Ford Motor Credit Co. LLC	7.20%		6/10/2030	4,809,000	5,140,205
General Motors Financial Co., Inc.	5.60%		6/18/2031	9,436,000	9,621,703
Hyundai Capital America†	1.80%		10/15/2025	5,169,000	5,031,403
Hyundai Capital America†	5.80%		6/26/2025	3,586,000	3,604,132
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	3,921,000	4,166,576
Total					55,919,940

Banks 9.83%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037	5,400,000	4,673,691
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%	)#	9/13/2029	6,529,000	6,890,442
Akbank TAS (Turkey)†(c)(d)	7.498%		1/20/2030	3,532,000	3,605,052
Bank of America Corp.	1.658% (SOFR + 0.91%	)#	3/11/2027	4,792,000	4,606,240
Bank of America Corp.	2.087% (SOFR + 1.06%	)#	6/14/2029	17,835,000	16,280,537
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%	)#	7/21/2028	10,476,000	10,171,920
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%	)#	3/5/2029	5,597,000	5,456,160
BankUnited, Inc.	5.125%		6/11/2030	6,768,000	6,606,844
BNP Paribas SA (France)†(c)	2.219% (SOFR + 2.07%	)#	6/9/2026	9,609,000	9,467,375
BNP Paribas SA (France)†(c)	4.375% (5 yr. USD Swap + 1.48%	)#	3/1/2033	9,174,000	8,843,570
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%	)#	1/10/2028	13,692,000	13,442,200
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%	)#	3/20/2030	13,725,000	13,231,497
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%	)#	7/23/2032	11,157,000	11,386,963
Danske Bank AS (Denmark)†(c)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026	8,151,000	8,161,200
Freedom Mortgage Corp.†	12.25%		10/1/2030	3,000,000	3,333,606
Intesa Sanpaolo SpA (Italy)†(c)	6.625%		6/20/2033	8,959,000	9,554,263
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%	)#	5/1/2028	9,410,000	9,157,151

274	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
JPMorgan Chase & Co.	4.946% (SOFR + 1.34%	)#	10/22/2035	$6,932,000	$6,878,036
KeyCorp	6.401% (SOFR + 2.42%	)#	3/6/2035	4,134,000	4,411,442
M&T Bank Corp.	5.053% (SOFR + 1.85%	)#	1/27/2034	5,074,000	4,934,010
Macquarie Bank Ltd. (Australia)†(c)	3.624%		6/3/2030	2,821,000	2,602,475
Macquarie Group Ltd. (Australia)†(c)	2.691% (SOFR + 1.44%	)#	6/23/2032	11,002,000	9,522,018
Macquarie Group Ltd. (Australia)†(c)	4.654% (3 mo. USD LIBOR + 1.73%	)#	3/27/2029	9,640,000	9,591,271
Mitsubishi UFJ Financial Group, Inc. (Japan)(c)	5.541% (1 yr. CMT + 1.50%	)#	4/17/2026	3,928,000	3,935,845
Morgan Stanley	2.239% (SOFR + 1.18%	)#	7/21/2032	6,778,000	5,726,768
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%	)#	1/23/2030	15,460,000	15,230,500
Morgan Stanley	5.297% (SOFR + 2.62%	)#	4/20/2037	4,900,000	4,841,729
Morgan Stanley	5.32% (SOFR + 1.56%	)#	7/19/2035	4,101,000	4,162,258
NatWest Group PLC (United Kingdom)(c)	4.964% (1 yr. CMT + 1.22%	)#	8/15/2030	2,400,000	2,393,126
NatWest Group PLC (United Kingdom)(c)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026	6,251,000	6,392,307
PNC Financial Services Group, Inc.	5.401% (SOFR + 1.60%	)#	7/23/2035	5,019,000	5,108,969
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%	)#	1/22/2035	10,375,000	10,755,104
Royal Bank of Canada (Canada)(c)	6.00%		11/1/2027	4,218,000	4,384,007
Toronto-Dominion Bank (Canada)(c)	5.146% (5 yr. CMT + 1.50%	)#	9/10/2034	1,197,000	1,186,038
Truist Financial Corp.	5.711% (SOFR + 1.92%	)#	1/24/2035	7,223,000	7,454,473
U.S. Bancorp	4.839% (SOFR + 1.60%	)#	2/1/2034	7,299,000	7,143,930
U.S. Bancorp	4.967% (SOFR + 2.11%	)#	7/22/2033	7,885,000	7,725,024
U.S. Bancorp	5.678% (SOFR + 1.86%	)#	1/23/2035	7,274,000	7,536,607
UBS Group AG (Switzerland)†(c)	1.364% (1 yr. CMT + 1.08%	)#	1/30/2027	5,819,000	5,580,944

See Notes to Financial Statements.	275

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(c)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	$8,920,000	$8,421,252
UBS Group AG (Switzerland)†(c)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	4,487,000	4,468,794
UBS Group AG (Switzerland)†(c)	4.988% (1 yr. CMT + 2.40%	)#	8/5/2033	8,174,000	8,108,431
UBS Group AG (Switzerland)†(c)	6.327% (1 yr. CMT + 1.60%	)#	12/22/2027	2,685,000	2,758,983
UBS Group AG (Switzerland)†(c)	6.373% (SOFR + 3.34%	)#	7/15/2026	12,446,000	12,546,599
UBS Group AG (Switzerland)†(c)	6.442% (SOFR + 3.70%	)#	8/11/2028	11,155,000	11,587,834
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	7,724,000	7,640,268
Wells Fargo & Co.	2.393% (SOFR + 2.10%	)#	6/2/2028	20,155,000	19,016,463
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%	)#	5/22/2028	10,914,000	10,602,177
Total					367,516,393

Beverages 0.27%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	6,256,000	6,298,553
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	3,662,000	3,767,849
Total					10,066,402

Biotechnology 0.15%
Baxalta, Inc.	4.00%		6/23/2025	2,070,000	2,059,796
Biocon Biologics Global PLC (United Kingdom)†(c)	6.67%		10/9/2029	3,748,000	3,614,949
Total					5,674,745

Building Materials 0.27%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031	3,504,000	3,596,808
Sisecam U.K. PLC (United Kingdom)†(c)(d)	8.625%		5/2/2032	3,330,000	3,370,948
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	3,346,000	3,320,192
Total					10,287,948

Chemicals 0.80%
Celanese U.S. Holdings LLC	6.05%		3/15/2025	10,644,000	10,659,930
International Flavors & Fragrances, Inc.†	1.23%		10/1/2025	12,233,000	11,863,917
NOVA Chemicals Corp. (Canada)†(c)	9.00%		2/15/2030	3,419,000	3,703,489
Rain Carbon, Inc.†(d)	12.25%		9/1/2029	3,350,000	3,599,198
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%		4/1/2025	70,000	69,451
Total					29,895,985

276	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Coal 0.09%
SunCoke Energy, Inc.†	4.875%	6/30/2029	$3,791,000	$3,505,486

Commercial Services 0.71%
Allied Universal Holdco LLC†	7.875%	2/15/2031	3,427,000	3,512,315
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(d)	6.00%	6/1/2029	4,043,000	3,714,128
Block, Inc.†	6.50%	5/15/2032	3,507,000	3,602,477
EquipmentShare.com, Inc.†	9.00%	5/15/2028	3,332,000	3,479,201
Global Payments, Inc.	4.95%	8/15/2027	8,207,000	8,249,708
GXO Logistics, Inc.	6.50%	5/6/2034	3,879,000	4,094,117
Total				26,651,946

Computers 0.36%
Accenture Capital, Inc.	4.25%	10/4/2031	8,319,000	8,139,988
McAfee Corp.†	7.375%	2/15/2030	5,301,000	5,159,071
Total				13,299,059

Cosmetics/Personal Care 0.10%
Perrigo Finance Unlimited Co. (Ireland)(c)	6.125%	9/30/2032	3,728,000	3,719,295

Distribution/Wholesale 0.15%
Mitsubishi Corp. (Japan)†(c)	5.125%	7/17/2034	5,379,000	5,482,891

Diversified Financial Services 2.53%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.95%	9/10/2034	9,721,000	9,461,503
Air Lease Corp.	5.20%	7/15/2031	4,929,000	4,970,833
Aircastle Ltd.†	2.85%	1/26/2028	6,919,000	6,483,488
Aircastle Ltd.†	6.50%	7/18/2028	5,000,000	5,219,052
Aviation Capital Group LLC†	1.95%	1/30/2026	4,918,000	4,746,060
Aviation Capital Group LLC†	6.375%	7/15/2030	7,653,000	8,112,998
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.125%	2/21/2026	18,161,000	17,523,540
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.25%	4/15/2026	5,671,000	5,597,765
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%	5/4/2028	2,776,000	2,882,188
LPL Holdings, Inc.†	4.00%	3/15/2029	8,718,000	8,286,902
Navient Corp.	11.50%	3/15/2031	6,485,000	7,384,988
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	4,745,000	4,646,637
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	4,780,000	4,152,064
Nuveen LLC†	5.85%	4/15/2034	5,042,000	5,222,347
Total				94,690,365

See Notes to Financial Statements.	277

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Electric 4.36%
AES Corp.†	3.95%		7/15/2030	$16,500,000	$15,421,228
Alfa Desarrollo SpA (Chile)†(c)	4.55%		9/27/2051	5,726,226	4,377,604
Alpha Generation LLC†	6.75%		10/15/2032	1,883,000	1,908,927
Appalachian Power Co.	5.65%		4/1/2034	5,371,000	5,565,985
Ausgrid Finance Pty. Ltd. (Australia)†(c)	4.35%		8/1/2028	7,124,000	6,971,476
Centrais Eletricas Brasileiras SA (Brazil)†(c)	6.50%		1/11/2035	5,726,000	5,554,220
Chile Electricity Lux MPC II SARL (Luxembourg)†(c)	5.58%		10/20/2035	5,663,000	5,583,718
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%	)#	2/1/2055	2,392,000	2,522,325
Enel Finance International NV (Netherlands)†(c)	5.125%		6/26/2029	4,918,000	4,965,456
Entergy Louisiana LLC	5.15%		9/15/2034	11,455,000	11,552,399
Entergy Louisiana LLC	5.70%		3/15/2054	5,152,000	5,371,190
Entergy Texas, Inc.	5.55%		9/15/2054	3,017,000	3,076,932
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(c)	7.25%		1/31/2041	3,358,000	3,359,343
FirstEnergy Transmission LLC†	5.00%		1/15/2035	2,600,000	2,583,565
Indianapolis Power & Light Co.†	5.65%		12/1/2032	9,456,000	9,790,830
IPALCO Enterprises, Inc.	5.75%		4/1/2034	4,698,000	4,829,053
Lightning Power LLC†	7.25%		8/15/2032	3,616,000	3,771,677
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030	5,528,088	5,385,865
Narragansett Electric Co.†	5.35%		5/1/2034	5,383,000	5,478,015
NRG Energy, Inc.†	4.45%		6/15/2029	3,410,000	3,296,682
NRG Energy, Inc.†	6.00%		2/1/2033	3,701,000	3,683,700
Oglethorpe Power Corp.†	5.80%		6/1/2054	3,335,000	3,456,928
Oncor Electric Delivery Co. LLC	5.65%		11/15/2033	6,274,000	6,618,190
Public Service Electric & Gas Co.	4.85%		8/1/2034	12,608,000	12,614,216
Union Electric Co.	5.125%		3/15/2055	3,585,000	3,482,426
Virginia Electric & Power Co.	5.05%		8/15/2034	10,375,000	10,426,332
Vistra Operations Co. LLC†(a)	5.70%		12/30/2034	4,468,000	4,537,437
Vistra Operations Co. LLC†	7.75%		10/15/2031	4,950,000	5,262,508
Wisconsin Electric Power Co.	5.05%		10/1/2054	1,702,000	1,647,605
Total					163,095,832

Energy-Alternate Sources 0.14%
Greenko Dutch BV (Netherlands)†(c)(d)	3.85%		3/29/2026	5,467,555	5,240,980

Engineering & Construction 0.25%
IRB Infrastructure Developers Ltd. (India)†(c)	7.11%		3/11/2032	4,174,000	4,201,238
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028	5,381,000	5,142,784
Total					9,344,022

278	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Entertainment 0.25%
Jacobs Entertainment, Inc.†	6.75%	2/15/2029	$3,610,000	$3,544,281
Warnermedia Holdings, Inc.	3.788%	3/15/2025	5,808,000	5,785,029
Total				9,329,310

Equity Real Estate 0.10%
Kennedy-Wilson, Inc.	4.75%	3/1/2029	4,057,000	3,756,036

Forest Products & Paper 0.10%
LD Celulose International GmbH (Austria)†(c)	7.95%	1/26/2032	3,598,000	3,673,331

Gas 0.38%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	7,179,000	6,988,442
National Fuel Gas Co.	5.50%	1/15/2026	7,186,000	7,217,981
Total				14,206,423

Hand/Machine Tools 0.20%
Regal Rexnord Corp.	6.05%	2/15/2026	7,251,000	7,324,646

Health Care-Products 0.36%
Solventum Corp.†	5.45%	3/13/2031	6,885,000	6,988,704
Solventum Corp.†	5.60%	3/23/2034	6,224,000	6,321,467
Total				13,310,171

Health Care-Services 1.29%
Centene Corp.	2.45%	7/15/2028	8,616,000	7,796,933
Centene Corp.	3.375%	2/15/2030	8,585,000	7,738,081
Centene Corp.	4.25%	12/15/2027	4,989,000	4,828,268
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030	5,963,000	5,094,071
DaVita, Inc.†	6.875%	9/1/2032	3,577,000	3,697,055
HCA, Inc.	5.45%	9/15/2034	2,477,000	2,475,405
Humana, Inc.	1.35%	2/3/2027	8,740,000	8,128,806
LifePoint Health, Inc.†	9.875%	8/15/2030	3,134,000	3,407,601
Molina Healthcare, Inc.†	4.375%	6/15/2028	3,393,000	3,245,111
Universal Health Services, Inc.	5.05%	10/15/2034	2,114,000	2,027,181
Total				48,438,512

Holding Companies-Diversified 0.10%
Stena International SA (Luxembourg)†(c)	7.25%	1/15/2031	3,454,000	3,573,180

Housewares 0.09%
Newell Brands, Inc.	6.375%	9/15/2027	3,216,000	3,271,013

See Notes to Financial Statements.	279

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Insurance 2.18%
Assurant, Inc.	2.65%	1/15/2032	$3,488,000	$2,980,750
Athene Global Funding†	5.62%	5/8/2026	11,695,000	11,810,676
Beacon Funding Trust†	6.266%	8/15/2054	5,756,000	5,921,719
Brighthouse Financial Global Funding†	5.65%	6/10/2029	6,880,000	7,018,927
CNO Global Funding†	5.875%	6/4/2027	6,107,000	6,247,656
GA Global Funding Trust†	2.90%	1/6/2032	5,390,000	4,593,875
GA Global Funding Trust†	3.85%	4/11/2025	9,989,000	9,948,141
GA Global Funding Trust†	4.40%	9/23/2027	5,000,000	4,944,486
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(c)	7.25%	2/15/2031	3,794,000	3,840,226
HUB International Ltd.†	7.375%	1/31/2032	2,658,000	2,720,940
Jackson National Life Global Funding†	4.60%	10/1/2029	6,031,000	5,945,002
Metropolitan Life Global Funding I†(d)	4.05%	8/25/2025	1,578,000	1,572,302
New York Life Global Funding†	4.55%	1/28/2033	6,595,000	6,467,301
Principal Life Global Funding II†	5.10%	1/25/2029	7,305,000	7,410,969
Total				81,422,970

Internet 0.62%
Meituan (China)†(c)	4.625%	10/2/2029	5,440,000	5,336,333
Prosus NV (Netherlands)(c)	4.027%	8/3/2050	5,100,000	3,565,959
Uber Technologies, Inc.†	4.50%	8/15/2029	14,787,000	14,440,456
Total				23,342,748

Iron-Steel 0.28%
ATI, Inc.	7.25%	8/15/2030	3,331,000	3,485,455
U.S. Steel Corp.	6.875%	3/1/2029	2,785,000	2,818,721
Vale Overseas Ltd. (Brazil)(c)	6.40%	6/28/2054	3,939,000	4,011,097
Total				10,315,273

Leisure Time 0.31%
Carnival Corp.†	6.00%	5/1/2029	7,151,000	7,182,055
Royal Caribbean Cruises Ltd.†	6.00%	2/1/2033	4,354,000	4,411,442
Total				11,593,497

Lodging 0.19%
MGM China Holdings Ltd. (Macau)(c)	4.75%	2/1/2027	3,760,000	3,651,113
Wynn Macau Ltd. (Macau)†(c)	5.625%	8/26/2028	3,800,000	3,636,751
Total				7,287,864

280	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Machinery-Diversified 0.37%
nVent Finance SARL (Luxembourg)(c)	4.55%	4/15/2028	$13,974,000	$13,889,654

Media 0.77%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	5,623,000	5,228,427
CSC Holdings LLC†	11.75%	1/31/2029	3,323,000	3,298,044
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	3,935,000	3,869,964
Discovery Communications LLC	3.95%	3/20/2028	4,521,000	4,324,632
FactSet Research Systems, Inc.	3.45%	3/1/2032	9,354,000	8,392,471
Univision Communications, Inc.†	8.50%	7/31/2031	3,535,000	3,509,662
Total				28,623,200

Mining 1.04%
Anglo American Capital PLC (United Kingdom)†(c)	3.875%	3/16/2029	5,835,000	5,594,170
Antofagasta PLC (Chile)†(c)	6.25%	5/2/2034	6,894,000	7,128,851
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	4.375%	4/1/2031	5,643,000	5,176,484
Glencore Funding LLC†	5.371%	4/4/2029	5,934,000	6,043,940
Glencore Funding LLC†	5.634%	4/4/2034	7,849,000	8,060,215
Glencore Funding LLC†	6.375%	10/6/2030	3,016,000	3,216,875
WE Soda Investments Holding PLC (United Kingdom)†(c)	9.50%	10/6/2028	3,544,000	3,674,561
Total				38,895,096

Miscellaneous Manufacturing 0.10%
LSB Industries, Inc.†	6.25%	10/15/2028	3,787,000	3,683,867

Oil & Gas 4.69%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	5,625,000	5,837,828
Antero Resources Corp.†	7.625%	2/1/2029	6,006,000	6,160,600
Apache Corp.(d)	4.25%	1/15/2030	3,751,000	3,571,420
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	6.625%	10/15/2032	2,435,000	2,439,228
Baytex Energy Corp. (Canada)†(c)	8.50%	4/30/2030	4,388,000	4,552,484
California Resources Corp.†	8.25%	6/15/2029	3,419,000	3,511,052
CITGO Petroleum Corp.†	8.375%	1/15/2029	3,227,000	3,361,308
Comstock Resources, Inc.†	6.75%	3/1/2029	6,684,000	6,594,789
Continental Resources, Inc.†	5.75%	1/15/2031	22,000,000	22,172,507
Cosan Luxembourg SA (Luxembourg)†(c)	7.25%	6/27/2031	3,525,000	3,581,494
Coterra Energy, Inc.	5.60%	3/15/2034	4,244,000	4,310,830

See Notes to Financial Statements.	281

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Crescent Energy Finance LLC†	7.375%		1/15/2033	$3,477,000	$3,454,614
Devon Energy Corp.	5.20%		9/15/2034	6,111,000	5,973,633
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(c)	8.50%		10/1/2030	3,411,000	3,564,134
Ecopetrol SA (Colombia)(c)	8.375%		1/19/2036	5,092,000	5,019,261
Encino Acquisition Partners Holdings LLC†	8.75%		5/1/2031	3,312,000	3,499,903
EQT Corp.(d)	5.75%		2/1/2034	5,314,000	5,441,662
EQT Corp.	7.00%		2/1/2030	15,389,000	16,629,653
Expand Energy Corp.†	5.875%		2/1/2029	13,881,000	13,899,405
Medco Maple Tree Pte. Ltd. (Singapore)†(c)	8.96%		4/27/2029	3,500,000	3,695,450
Occidental Petroleum Corp.	6.625%		9/1/2030	10,864,000	11,518,457
OGX Austria GmbH (Brazil)†(c)(e)	Zero Coupon		6/1/2018	1,730,000	35
Ovintiv, Inc.	6.50%		2/1/2038	6,037,000	6,372,288
Petroleos Mexicanos (Mexico)(c)	6.70%		2/16/2032	6,280,000	5,568,666
SM Energy Co.†	6.75%		8/1/2029	7,191,000	7,247,638
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029	7,498,000	7,110,220
Valaris Ltd.†	8.375%		4/30/2030	3,060,000	3,118,662
Vermilion Energy, Inc. (Canada)†(c)	6.875%		5/1/2030	3,680,000	3,696,115
Vital Energy, Inc.†(d)	7.875%		4/15/2032	3,457,000	3,403,599
Total					175,306,935

Packaging & Containers 0.17%
LABL, Inc.†	9.50%		11/1/2028	2,992,000	3,026,755
Mauser Packaging Solutions Holding Co.†	9.25%		4/15/2027	3,375,000	3,461,744
Total					6,488,499

Pharmaceuticals 0.62%
Bayer Corp.†	6.65%		2/15/2028	3,872,000	4,024,824
Bayer U.S. Finance LLC†	6.375%		11/21/2030	10,643,000	11,091,777
Organon & Co./Organon Foreign Debt Co-Issuer BV†	5.125%		4/30/2031	5,878,000	5,385,240
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	3.15%		10/1/2026	2,980,000	2,855,674
Total					23,357,515

Pipelines 1.46%
Cheniere Energy Partners LP	3.25%		1/31/2032	4,113,000	3,623,822
Columbia Pipeline Group, Inc.	4.50%		6/1/2025	4,393,000	4,377,779
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029	4,956,000	4,590,255
Enbridge, Inc. (Canada)(c)	8.50% (5 yr. CMT + 4.43%	)#	1/15/2084	7,804,000	8,710,349

282	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
EQM Midstream Partners LP†	7.50%	6/1/2030	$3,093,000	$3,349,128
Galaxy Pipeline Assets Bidco Ltd. (Jersey)†(c)	3.25%	9/30/2040	4,615,000	3,585,238
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%	1/15/2029	3,267,000	3,341,723
NGPL PipeCo LLC†	3.25%	7/15/2031	3,129,000	2,743,770
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	2,635,000	2,636,723
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	11,074,000	11,210,764
Venture Global LNG, Inc.†	8.375%	6/1/2031	6,074,000	6,405,933
Total				54,575,484

REITS 1.68%
American Tower Corp.	2.40%	3/15/2025	5,260,000	5,220,763
American Tower Corp.	2.95%	1/15/2025	2,739,000	2,731,521
American Tower Corp.	3.80%	8/15/2029	5,139,000	4,926,044
Brandywine Operating Partnership LP(d)	4.55%	10/1/2029	3,922,000	3,602,811
Crown Castle, Inc.	3.30%	7/1/2030	12,698,000	11,649,115
EPR Properties	4.50%	6/1/2027	2,808,000	2,765,488
EPR Properties	4.95%	4/15/2028	3,475,000	3,429,904
Iron Mountain Information Management Services, Inc.†	5.00%	7/15/2032	3,813,000	3,594,502
VICI Properties LP	6.125%	4/1/2054	2,584,000	2,663,672
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026	12,254,000	12,044,802
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	4,895,000	4,733,589
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	5,410,000	5,453,756
Total				62,815,967

Retail 0.10%
Walgreens Boots Alliance, Inc.	8.125%	8/15/2029	3,768,000	3,796,643

Semiconductors 0.39%
Broadcom, Inc.†	4.15%	4/15/2032	7,000,000	6,645,495
Broadcom, Inc.	5.15%	11/15/2031	7,781,000	7,905,283
Total				14,550,778

Shipbuilding 0.09%
Huntington Ingalls Industries, Inc.	5.749%	1/15/2035	3,386,000	3,450,264

Software 0.75%
AppLovin Corp.(a)	5.375%	12/1/2031	4,994,000	5,045,327
Atlassian Corp. (Australia)(c)	5.50%	5/15/2034	4,453,000	4,556,139
Cadence Design Systems, Inc.	4.70%	9/10/2034	5,122,000	5,030,948

See Notes to Financial Statements.	283

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Software (continued)
Cloud Software Group, Inc.†	6.50%		3/31/2029	$3,433,000	$3,375,416
Cloud Software Group, Inc.†	9.00%		9/30/2029	3,494,000	3,540,687
Workday, Inc.	3.80%		4/1/2032	7,018,000	6,502,540
Total					28,051,057

Telecommunications 0.39%
Altice France SA (France)†(c)	8.125%		2/1/2027	3,648,000	3,073,521
AT&T, Inc.	4.30%		2/15/2030	5,326,000	5,221,879
Sprint Capital Corp.	6.875%		11/15/2028	5,781,000	6,211,241
Total					14,506,641

Transportation 0.15%
Rand Parent LLC†	8.50%		2/15/2030	3,274,000	3,319,901
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	2,324,000	2,417,991
Total					5,737,892

Trucking & Leasing 0.09%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	3,375,000	3,337,004
Total Corporate Bonds (cost $1,584,639,999)					1,579,299,361

FLOATING RATE LOANS(f) 2.01%

Aerospace/Defense 0.11%
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1	–		10/31/2031	3,017,032	3,041,003
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2	6.823% (1 mo. USD Term SOFR + 2.25%	)	10/31/2031	1,147,583	1,156,700
Total					4,197,703

Building Materials 0.07%
EMRLD Borrower LP 2024 Term Loan B	–	(b)	8/4/2031	2,563,000	2,570,215

Commercial Services 0.08%
Trans Union LLC 2024 Term Loan B9	–	(b)	6/24/2031	2,973,857	2,979,433

Diversified Financial Services 0.42%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.356% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	6,458,000	6,466,073
Citadel Securities LP 2024 First Lien Term Loan	6.573% (1 mo. USD Term SOFR + 2.00%	)	10/31/2031	4,361,000	4,384,440

284	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Hudson River Trading LLC 2024 Term Loan B	7.63% (1 mo. USD Term SOFR + 3.00%	)	3/18/2030	$4,767,000	$4,783,899
Total					15,634,412

Electric 0.12%
NRG Energy, Inc. 2024 Term Loan	6.323% - 6.35% (1 mo. USD Term SOFR + 1.75% (3 mo. USD Term SOFR + 1.75%	) )	4/16/2031	4,329,000	4,348,480

Engineering & Construction 0.12%
AECOM 2024 Term Loan	6.323% (1 mo. USD Term SOFR + 1.75%	)	4/18/2031	4,637,377	4,692,446

Entertainment 0.23%
Flutter Financing BV Term Loan B (Netherlands)(c)	6.604% (3 mo. USD Term SOFR + 2.00%	)	11/29/2030	7,915,205	7,977,062
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	–	(b)	11/19/2031	709,000	711,219
Total					8,688,281

Health Care Services 0.02%
Select Medical Corp. 2024 Term Loan B	–	(b)	11/18/2031	763,000	764,908

Insurance 0.08%
Asurion LLC 2020 Term Loan B8	7.937% (1 mo. USD Term SOFR + 3.25%	)	12/23/2026	2,887,334	2,892,069

Leisure Time 0.05%
Life Time Fitness, Inc. 2024 Term Loan B	7.152% (3 mo. USD Term SOFR + 2.50%	)	10/22/2031	2,088,000	2,099,307

Lodging 0.20%
Hilton Domestic Operating Co., Inc. 2023 Term Loan B4	6.338% (1 mo. USD Term SOFR + 1.75%	)	11/8/2030	7,395,000	7,452,348

Media 0.24%
Charter Communications Operating LLC 2019 Term Loan B2	6.343% (3 mo. USD Term SOFR + 1.75%	)	2/1/2027	4,516,796	4,518,738
Charter Communications Operating LLC 2024 Term Loan B5	–	(b)	11/21/2031	4,434,000	4,434,000
Total					8,952,738

See Notes to Financial Statements.	285

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pharmaceuticals 0.07%
Southern Veterinary Partners LLC 2024 1st Lien Term Loan	–	(b)	10/31/2031	$2,566,572	$2,593,149

Transportation 0.10%
Genesee & Wyoming, Inc. 2024 Term Loan B	–	(b)	4/10/2031	3,700,000	3,714,153

Utilities 0.10%
Calpine Corp. Term Loan B9	–	(b)	1/31/2031	3,700,000	3,715,873
Total Floating Rate Loans (cost $74,817,814)					75,295,515

FOREIGN GOVERNMENT OBLIGATIONS(c) 0.51%

Angola 0.15%
Angola Government International Bonds	8.75%		4/14/2032	6,111,000	5,490,862

Colombia 0.14%
Colombia Government International Bonds	7.50%		2/2/2034	5,187,000	5,221,851

Peru 0.15%
Peru Government International Bonds	5.375%		2/8/2035	5,553,000	5,504,866

Senegal 0.07%
Senegal Government International Bonds†	6.25%		5/23/2033	3,380,000	2,850,848
Total Foreign Government Obligations (cost $19,245,272)					19,068,427

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.88%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K140 Class A2	2.25%		1/25/2032	10,710,000	9,238,491
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	11,190,000	9,694,481
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K145 Class A2	2.58%		5/25/2032	9,141,000	8,025,019
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	9,590,000	8,615,718
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K149 Class A2	3.53%		8/25/2032	9,470,000	8,855,698
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(g)	12/25/2032	9,360,000	8,902,320

286	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(g)	1/25/2033	$5,170,000	$5,097,090
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(g)	8/25/2032	13,216,000	12,026,359
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $69,860,888)					70,455,176

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 27.49%
Federal Home Loan Mortgage Corp.	2.00%		9/1/2050	9,458,946	7,653,331
Federal Home Loan Mortgage Corp.	2.50%		5/1/2052	1,471,197	1,249,988
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	4,960,531	4,624,339
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 8/1/2052	27,603,852	27,378,359
Federal Home Loan Mortgage Corp.	6.00%		8/1/2039 - 9/1/2039	19,640,730	20,298,191
Federal Home Loan Mortgage Corp.	6.50%		11/1/2053	14,014,521	14,423,431
Federal National Mortgage Association	2.00%		1/1/2036 - 2/1/2036	12,988,364	11,744,190
Federal National Mortgage Association	2.50%		8/1/2035 - 5/1/2052	157,958,317	136,297,773
Federal National Mortgage Association	3.00%		3/1/2037 - 12/1/2048	26,437,567	23,775,353
Federal National Mortgage Association	3.50%		7/1/2045 - 4/1/2052	18,688,930	17,216,464
Federal National Mortgage Association	4.00%		5/1/2052 - 6/1/2052	22,206,811	21,033,143
Federal National Mortgage Association	4.72%		7/1/2029	3,932,000	3,933,328
Federal National Mortgage Association	5.00%		7/1/2052 - 8/1/2052	19,198,452	19,053,476
Federal National Mortgage Association	6.00%		2/1/2039	2,214,567	2,289,296
Government National Mortgage Association(h)	2.00%		TBA	8,873,000	7,296,267
Government National Mortgage Association(h)	2.50%		TBA	23,065,000	19,718,876
Government National Mortgage Association(h)	3.00%		TBA	49,582,000	43,966,709
Government National Mortgage Association(h)	3.50%		TBA	74,943,000	68,549,217
Government National Mortgage Association(h)	5.00%		TBA	46,694,000	46,017,840
Government National Mortgage Association(h)	5.50%		TBA	55,308,000	55,330,467
Government National Mortgage Association(h)	6.00%		TBA	110,750,000	111,806,493
Government National Mortgage Association(h)	6.50%		TBA	22,761,000	23,135,154
Uniform Mortgage-Backed Security(h)	2.00%		TBA	59,586,000	50,412,275

See Notes to Financial Statements.	287

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Uniform Mortgage-Backed Security(h)	2.50%		TBA	$20,619,000	$19,004,759
Uniform Mortgage-Backed Security(h)	3.50%		TBA	11,701,000	10,611,018
Uniform Mortgage-Backed Security(h)	4.50%		TBA	13,106,000	12,586,606
Uniform Mortgage-Backed Security(h)	5.00%		TBA	50,222,000	50,229,444
Uniform Mortgage-Backed Security(h)	5.50%		TBA	127,186,000	127,950,336
Uniform Mortgage-Backed Security(h)	6.00%		TBA	24,575,000	24,953,799
Uniform Mortgage-Backed Security(h)	6.50%		TBA	13,136,000	13,446,265
Uniform Mortgage-Backed Security(h)	7.00%		TBA	30,624,000	31,712,640
Total Government Sponsored Enterprises Pass-Throughs (cost $1,036,878,467)					1,027,698,827

MUNICIPAL BONDS 0.12%

Natural Gas 0.12%
Texas Natural Gas Securitization Finance Corp. A1 (cost $4,349,041)	5.102%		4/1/2035	4,349,041	4,433,000

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.11%
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(g)	10/25/2051	7,542,097	6,182,585
BBCMS Mortgage Trust Series 2023-C21 Class A5	6.00%	#(g)	9/15/2056	6,900,000	7,396,670
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(g)	5/15/2056	8,480,000	8,888,856
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	4,770,000	4,950,975
BX Commercial Mortgage Trust Series 2021-XL2 Class A†	5.412% (1 mo. USD Term SOFR + 0.80%	)#	10/15/2038	2,717,014	2,710,210
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	6.051% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	8,242,640	8,278,909
CF Trust Series 2019-BOSS Class A1†	8.626% (1 mo. USD Term SOFR + 3.30%	)#	12/15/2024	2,447,584	458,433
Chase Home Lending Mortgage Trust Series 2024-RPL2 Class A1A†	3.25%	#(g)	8/25/2064	3,993,121	3,567,344
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A†	3.375%	#(g)	12/25/2064	5,020,051	4,529,622
CIM Trust Series 2021-J1 Class A1†	2.50%	#(g)	3/25/2051	6,622,798	5,437,260
CIM Trust Series 2021-J3 Class A1†	2.50%	#(g)	6/25/2051	9,947,145	8,166,519
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class XB(i)	0.075%	#(g)	10/10/2047	42,091,314	421
COMM Mortgage Pass-Through Certificates Series 2014-UBS4 Class D†	4.864%	#(g)	8/10/2047	8,500,000	3,107,657

288	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class AM	4.043%	#(g)	7/10/2048	$6,234,000	$6,147,181
CONE Trust Series 2024-DFW1 Class A†	6.251% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	2,700,000	2,707,830
EQUS Mortgage Trust Series 2021-EQAZ Class A†	5.629% (1 mo. USD Term SOFR + 1.02%	)#	10/15/2038	3,691,926	3,686,604
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	7.234% (30 day USD SOFR Average + 2.50%	)#	1/25/2042	5,770,000	5,894,676
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M1B†	7.134% (30 day USD SOFR Average + 2.40%	)#	2/25/2042	13,740,196	14,089,675
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M1B†	8.084% (30 day USD SOFR Average + 3.35%	)#	5/25/2042	5,655,000	5,931,294
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M1B†	8.234% (30 day USD SOFR Average + 3.50%	)#	3/25/2042	5,320,525	5,561,615
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	9.984% (30 day USD SOFR Average + 5.25%	)#	3/25/2042	5,800,000	6,256,809
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA2 Class M1A†	7.384% (30 day USD SOFR Average + 2.65%	)#	7/25/2042	1,729,046	1,772,250
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-DNA2 Class M1A†	6.825% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	5,164,547	5,271,989
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	6.084% (30 day USD SOFR Average + 1.35%	)#	2/25/2044	6,629,863	6,650,389
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class M1†	5.934% (30 day USD SOFR Average + 1.20%	)#	5/25/2044	4,132,915	4,151,897
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1M2†	6.284% (30 day USD SOFR Average + 1.55%	)#	10/25/2041	3,274,383	3,288,696
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.125% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	4,137,113	4,256,296

See Notes to Financial Statements.	289

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M2†	8.475% (30 day USD SOFR Average + 3.75%	)#	12/25/2042	$2,650,000	$2,840,347
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R02 Class 1M1†	7.034% (30 day USD SOFR Average + 2.30%	)#	1/25/2043	5,761,794	5,896,281
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	8.634% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	5,273,524	5,686,325
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	7.025% (30 day USD SOFR Average + 2.30%	)#	5/25/2043	4,804,391	4,927,729
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M2†	8.275% (30 day USD SOFR Average + 3.55%	)#	5/25/2043	4,200,000	4,503,876
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R07 Class 2M1†	6.675% (30 day USD SOFR Average + 1.95%	)#	9/25/2043	1,757,332	1,766,739
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R02 Class 1M2†	6.534% (30 day USD SOFR Average + 1.80%	)#	2/25/2044	3,100,000	3,125,236
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M2†	6.675% (30 day USD SOFR Average + 1.95%	)#	3/25/2044	6,200,000	6,269,322
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1M2†	6.384% (30 day USD SOFR Average + 1.65%	)#	5/25/2044	4,250,000	4,284,282
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(g)	11/25/2051	3,496,970	2,875,171
Flagstar Mortgage Trust Series 2021-3INV Class A2†	2.50%	#(g)	6/25/2051	7,306,453	5,989,417
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(g)	8/25/2051	6,291,059	5,157,054
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class G†	9.525% (1 mo. USD Term SOFR + 4.91%	)#	5/15/2026	7,288,000	2,504,300

290	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(g)	7/25/2051	$6,780,616	$5,566,827
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(g)	1/25/2053	15,525,719	13,265,803
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(i)	0.723%	#(g)	8/5/2034	19,156,000	78,280
Hudsons Bay Simon JV Trust Series 2015-HB7 Class XB7†(i)	0.665%	#(g)	8/5/2034	22,024,000	2,794
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFL†	5.841% (1 mo. USD Term SOFR + 1.19%	)#	7/5/2033	6,226,535	6,031,503
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(g)	4/25/2052	5,503,601	4,514,563
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(g)	6/25/2052	9,490,413	8,114,678
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(g)	5/25/2052	5,142,157	4,397,133
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(g)	7/25/2052	4,366,612	3,735,369
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(g)	8/25/2052	7,858,423	6,722,400
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(g)	10/25/2052	4,332,553	3,710,126
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(g)	3/25/2052	5,007,182	4,272,340
KIND Commercial Mortgage Trust Series 2024-1 Class A†	6.499% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	3,990,000	4,008,655
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B4†	3.731%	#(g)	11/25/2060	3,719,000	2,677,320	(j)
New Residential Mortgage Loan Trust Series 2020-RPL1 Class B3†	3.859%	#(g)	11/25/2059	4,800,000	3,660,875
PFP Ltd. Series 2023-10 Class A†	6.975% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	7,201,200	7,214,618
Ready Capital Mortgage Financing LLC Series 2022-FL8 Class A†	6.384% (30 day USD SOFR Average + 1.65%	)#	1/25/2037	7,000,412	6,992,221
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	9,150,000	9,189,598
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(g)	2/25/2050	85,493	81,637

See Notes to Financial Statements.	291

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust Series 2019-HY1 Class M2†	6.702% (1 mo. USD Term SOFR + 2.11%	)#	10/25/2048	$4,024,141	$4,184,048
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.30% (1 mo. USD Term SOFR + 1.69%	)#	8/15/2041	6,250,000	6,271,327
Wells Fargo Mortgage-Backed Securities Trust Series 2021-INV2 Class A2†	2.50%	#(g)	9/25/2051	3,988,954	3,274,897
WFRBS Commercial Mortgage Trust Series 2014-C23 Class XA(i)	0.27%	#(g)	10/15/2057	6,421,335	75
Total Non-Agency Commercial Mortgage-Backed Securities (cost $312,848,554)					303,135,828

U.S. TREASURY OBLIGATIONS 18.50%
U.S. Treasury Bonds	2.375%		2/15/2042	46,069,000	34,542,752
U.S. Treasury Bonds	3.875%		2/15/2043	68,827,000	63,842,419
U.S. Treasury Bonds	4.125%		8/15/2044	29,970,000	28,537,059
U.S. Treasury Bonds	4.25%		2/15/2054	105,786,000	103,354,162
U.S. Treasury Bonds	4.25%		8/15/2054	30,883,000	30,212,260
U.S. Treasury Bonds	4.375%		8/15/2043	18,947,700	18,748,971
U.S. Treasury Bonds	4.50%		2/15/2044	48,576,000	48,720,210
U.S. Treasury Bonds	4.625%		5/15/2044	75,670,000	77,100,636
U.S. Treasury Bonds	4.625%		5/15/2054	20,174,000	20,977,808
U.S. Treasury Notes	3.50%		9/30/2029	108,032,000	105,259,460
U.S. Treasury Notes	3.75%		8/31/2026	16,378,000	16,247,488
U.S. Treasury Notes	3.875%		8/15/2034	12,008,000	11,703,110
U.S. Treasury Notes	4.625%		6/30/2026	76,671,000	77,112,757
U.S. Treasury Notes	4.875%		4/30/2026	54,899,000	55,347,199
Total U.S. Treasury Obligations (cost $697,527,186)					691,706,291
Total Long-Term Investments (cost $4,457,373,905)					4,429,380,093

292	See Notes to Financial Statements.

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

Investments	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 2.69%

REPURCHASE AGREEMENTS 2.07%
Repurchase Agreement dated 11/29/2024, 4.580% due 12/2/2024 with Barclays Bank PLC collateralized by $2,367,800 of U.S. Treasury Bond at 4.375% due 5/15/2034; value: $2,397,959; proceeds: $2,350,897 (cost $2,350,000)	$2,350,000	$2,350,000
Repurchase Agreement dated 11/29/2024, 2.200% due 12/2/2024 with Fixed Income Clearing Corp. collateralized by $47,179,100 of U.S. Treasury Bill at 0.000% due 11/28/2025; value: $45,204,223; proceeds: $44,325,912 (cost $44,317,787)	44,317,787	44,317,787
Repurchase Agreement dated 11/29/2024, 4.550% due 12/2/2024 with JPMorgan Securities LLC collateralized by $31,235,700 of U.S. Treasury Note at 4.125% due 11/15/2027; value: $31,275,510; proceeds: $30,661,621 (cost $30,650,000)	30,650,000	30,650,000
Total Repurchase Agreements (cost $77,317,787)		77,317,787

Time Deposits 0.06%
CitiBank N.A.(k) (cost $2,320,928)	2,320,928	2,320,928

	Shares

Money Market Funds 0.56%
Fidelity Government Portfolio(k) (cost $20,888,350)	20,888,350	20,888,350
Total Short-Term Investments (cost $100,527,065)		100,527,065
Total Investments in Securities 121.15% (cost $4,557,900,970)		4,529,907,158
Other Assets and Liabilities – Net(l) (21.15)%		(790,961,849)
Net Assets 100.00%		$3,738,945,309

CAD	Canadian Dollar.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2024, the total value of Rule 144A securities was $1,637,315,195, which represents 43.79% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2024.
(a)	Securities purchased on a when-issued basis (See Note 2(j)).
(b)	Interest Rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Defaulted (non-income producing security).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2024.

See Notes to Financial Statements.	293

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2024

(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest only securities do not receive principal payments on the underlying debt obligation(s).
(j)	Level 3 Investment as described in Note 2(u) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(k)	Security was purchased with the cash collateral from loaned securities.
(l)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Forward Foreign Currency Exchange Contracts at November 30, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian Dollar	Sell	Morgan Stanley	3/7/2025	25,265,000	$18,139,839	$18,110,312	$29,527

Futures Contracts at November 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	March 2025	130	Long	$14,650,549	$14,923,594	$273,045
U.S. 2-Year Treasury Note	March 2025	475	Long	97,703,435	97,901,954	198,519
U.S. 5-Year Treasury Note	March 2025	274	Long	29,323,848	29,482,828	158,980
U.S. Ultra Treasury Bond	March 2025	641	Long	79,239,136	81,527,188	2,288,052
Total Unrealized Appreciation on Futures Contracts						$2,918,596

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$658,287,668	$–	$658,287,668
Corporate Bonds	–	1,579,299,361	–	1,579,299,361
Floating Rate Loans	–	75,295,515	–	75,295,515
Foreign Government Obligations	–	19,068,427	–	19,068,427
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	70,455,176	–	70,455,176
Government Sponsored Enterprises Pass-Throughs	–	1,027,698,827	–	1,027,698,827
Municipal Bonds	–	4,433,000	–	4,433,000
Non-Agency Commercial Mortgage-Backed Securities	–	300,458,508	2,677,320	303,135,828
U.S. Treasury Obligations	–	691,706,291	–	691,706,291
Short-Term Investments
Repurchase Agreements	–	77,317,787	–	77,317,787
Time Deposits	–	2,320,928	–	2,320,928
Money Market Funds	20,888,350	–	–	20,888,350
Total	$20,888,350	$4,506,341,488	$2,677,320	$4,529,907,158

294	See Notes to Financial Statements.

Schedule of Investments (concluded)

TOTAL RETURN FUND November 30, 2024

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency
Exchange Contracts
Assets	$–	$29,527	$–	$29,527
Liabilities	–	–	–	–
Futures Contracts
Assets	2,918,596	–	–	2,918,596
Liabilities	–	–	–	–
Total	$2,918,596	$29,527	$–	$2,948,123

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

See Notes to Financial Statements.	295

Schedule of Investments

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 91.73%

ASSET-BACKED SECURITIES 26.85%

Automobiles 16.02%
Ally Auto Receivables Trust Series 2024-2 Class A2	4.46%	7/15/2027	$24,820,000	$24,792,755
Ally Bank Auto Credit-Linked Notes Series 2024-A Class A2†	5.681%	5/17/2032	14,386,683	14,560,681
AmeriCredit Automobile Receivables Trust Series 2022-2 Class B	4.81%	4/18/2028	8,715,000	8,717,512
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A2	6.19%	4/19/2027	19,936,016	20,041,404
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A2A	5.75%	2/18/2028	17,886,634	17,960,425
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%	1/18/2029	9,160,000	9,255,931
ARI Fleet Lease Trust Series 2024-B Class A2†	5.54%	4/15/2033	22,300,000	22,475,095
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A Class A†	2.36%	3/20/2026	5,336,667	5,308,840
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A Class A†	1.38%	8/20/2027	19,015,000	18,087,359
Bank of America Auto Trust Series 2023-1A Class A3†	5.53%	2/15/2028	13,010,000	13,135,546
Bank of America Auto Trust Series 2023-2A Class A3†	5.74%	6/15/2028	28,370,000	28,806,921
Capital One Prime Auto Receivables Trust Series 2022-2 Class A3	3.66%	5/17/2027	23,787,206	23,629,799
Capital One Prime Auto Receivables Trust Series 2023-1 Class A2	5.20%	5/15/2026	904,766	905,007
CarMax Auto Owner Trust Series 2023-2 Class A3	5.05%	1/18/2028	31,610,000	31,766,236
CarMax Auto Owner Trust Series 2023-4 Class A2A	6.08%	12/15/2026	10,640,390	10,686,422
CarMax Auto Owner Trust Series 2024-2 Class A2A	5.65%	5/17/2027	15,050,236	15,127,525
Carmax Select Receivables Trust Series 2024-A Class A2A	5.78%	9/15/2027	13,365,000	13,440,995
Carvana Auto Receivables Trust Series 2021-N1 Class B	1.09%	1/10/2028	5,571,027	5,383,743
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%	5/15/2036	24,219,399	24,466,989
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	26,250,000	26,529,316

296	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Citizens Auto Receivables Trust Series 2023-2 Class A2A†	6.09%	10/15/2026	$11,128,173	$11,162,332
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	58,474,000	59,235,536
Citizens Auto Receivables Trust Series 2024-2 Class A2A†	5.54%	11/16/2026	21,531,787	21,600,215
Credit Acceptance Auto Loan Trust Series 2023-1A Class A†	6.48%	3/15/2033	16,450,000	16,642,095
Drive Auto Receivables Trust Series 2024-2 Class A3	4.50%	9/15/2028	30,000,000	29,896,263
Enterprise Fleet Financing LLC Series 2024-1 Class A2†	5.23%	3/20/2030	36,681,170	36,924,649
Enterprise Fleet Financing LLC Series 2024-2 Class A2†	5.74%	12/20/2026	18,250,000	18,412,230
Exeter Automobile Receivables Trust Series 2024-3A Class A2	5.82%	2/15/2027	5,260,269	5,275,430
Exeter Automobile Receivables Trust Series 2024-3A Class A3	5.65%	12/15/2027	8,000,000	8,054,835
Exeter Automobile Receivables Trust Series 2024-5A Class A3	4.45%	3/15/2028	18,181,000	18,126,268
Exeter Automobile Receivables Trust Series 2024-5A Class B	4.48%	4/16/2029	11,000,000	10,942,865
First Investors Auto Owner Trust Series 2022-2A Class A†	6.26%	7/15/2027	8,075,885	8,119,094
Flagship Credit Auto Trust Series 2022-3 Class A3†	4.55%	4/15/2027	8,582,389	8,578,266
Flagship Credit Auto Trust Series 2023-1 Class A2†	5.38%	12/15/2026	1,264,936	1,265,481
Flagship Credit Auto Trust Series 2023-3 Class A2†	5.89%	7/15/2027	19,656,242	19,727,024
Flagship Credit Auto Trust Series 2023-3 Class A3†	5.44%	4/17/2028	9,300,000	9,363,385
Flagship Credit Auto Trust Series 2024-1 Class A3†	5.48%	10/16/2028	23,908,000	24,183,439
Ford Credit Auto Lease Trust Series 2023-A Class A3	4.94%	3/15/2026	16,118,780	16,121,639
Ford Credit Auto Lease Trust Series 2024-A Class A3	5.06%	5/15/2027	11,710,000	11,765,325
Ford Credit Auto Lease Trust Series 2024-A Class B	5.29%	6/15/2027	11,665,000	11,746,839
Ford Credit Auto Lease Trust Series 2024-B Class A3	4.99%	12/15/2027	24,545,000	24,707,287

See Notes to Financial Statements.	297

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Ford Credit Auto Owner Trust Series 2018-1 Class A†	3.19%	7/15/2031	$51,475,000	$51,371,746
Ford Credit Auto Owner Trust Series 2023-C Class A3	5.53%	9/15/2028	18,696,000	18,954,339
GLS Auto Receivables Issuer Trust Series 2021-3A Class C†	1.11%	9/15/2026	2,553,240	2,546,010
GLS Auto Receivables Issuer Trust Series 2024-4A Class A3†	4.75%	7/17/2028	10,622,000	10,625,484
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	8,566,333	8,661,084
GLS Auto Select Receivables Trust Series 2024-3A Class A2†	5.59%	10/15/2029	26,355,000	26,634,777
GM Financial Automobile Leasing Trust Series 2024-2 Class A3	5.39%	7/20/2027	32,000,000	32,362,733
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	27,820,000	27,700,332
GM Financial Consumer Automobile Receivables Trust Series 2023-1 Class A2A	5.19%	3/16/2026	1,352,629	1,352,933
Hertz Vehicle Financing III LLC Series 2022-1A Class A†	1.99%	6/25/2026	12,150,000	12,024,455
Hertz Vehicle Financing LLC Series 2021-1A Class A†	1.21%	12/26/2025	4,621,667	4,609,576
Honda Auto Receivables Owner Trust Series 2023-1 Class A3	5.04%	4/21/2027	44,974,000	45,100,112
Honda Auto Receivables Owner Trust Series 2023-4 Class A3	5.67%	6/21/2028	40,688,000	41,385,889
Honda Auto Receivables Owner Trust Series 2024-2 Class A3	5.27%	11/20/2028	29,720,000	30,132,906
Honda Auto Receivables Owner Trust Series 2024-4 Class A2	4.56%	3/15/2027	40,000,000	39,990,932
Huntington Auto Trust Series 2024-1A Class A2†	5.50%	3/15/2027	18,665,372	18,722,526
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3†	5.41%	5/17/2027	19,990,000	20,233,270
LAD Auto Receivables Trust Series 2024-3A Class A2†	4.64%	11/15/2027	11,500,000	11,495,410
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3	5.32%	1/18/2028	11,045,000	11,193,174
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3	5.95%	11/15/2028	14,456,000	14,737,191
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	23,980,000	24,198,446

298	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Navistar Financial Dealer Note Master Owner Trust Series 2024-1 Class A†	5.59%		4/25/2029	$27,665,000	$27,985,997
NextGear Floorplan Master Owner Trust Series 2022-1A Class A2†	2.80%		3/15/2027	62,213,000	61,850,354
NextGear Floorplan Master Owner Trust Series 2023-1A Class A1†	5.906% (30 day USD SOFR Average + 1.10%	)#	3/15/2028	19,850,000	19,990,276
Nissan Auto Lease Trust Series 2023-B Class A3	5.69%		7/15/2026	43,340,092	43,474,442
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%		3/15/2028	7,035,000	7,146,339
Octane Receivables Trust Series 2024-1A Class A2†	5.68%		5/20/2030	31,121,341	31,400,397
OneMain Direct Auto Receivables Trust Series 2021-1A Class A†	0.87%		7/14/2028	11,313,414	11,124,461
OneMain Direct Auto Receivables Trust Series 2021-1A Class B†	1.26%		7/14/2028	34,347,000	33,068,464
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3†	4.35%		10/20/2027	34,715,000	34,585,666
Santander Drive Auto Receivables Trust Series 2022-5 Class C	4.74%		10/16/2028	7,200,000	7,198,286
Santander Drive Auto Receivables Trust Series 2023-4 Class A2	6.18%		2/16/2027	1,867,858	1,871,200
Santander Drive Auto Receivables Trust Series 2024-1 Class A2	5.71%		2/16/2027	5,959,876	5,971,510
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25%		4/17/2028	14,000,000	14,051,131
Santander Drive Auto Receivables Trust Series 2024-2 Class A2	5.80%		9/15/2027	27,540,156	27,631,209
Santander Drive Auto Receivables Trust Series 2024-3 Class A3	5.63%		1/16/2029	18,075,000	18,307,141
Santander Drive Auto Receivables Trust Series 2024-5 Class A2	4.88%		9/15/2027	23,000,000	23,030,521
SBNA Auto Lease Trust Series 2023-A Class A2†	6.27%		4/20/2026	12,384,573	12,439,743
SBNA Auto Lease Trust Series 2024-A Class A2†	5.45%		1/20/2026	25,786,057	25,834,323
SBNA Auto Lease Trust Series 2024-B Class A2†	5.67%		11/20/2026	25,635,488	25,738,338
SBNA Auto Receivables Trust Series 2024-A Class A2†	5.70%		3/15/2027	5,326,901	5,336,254
SFS Auto Receivables Securitization Trust Series 2024-2A Class A2†	5.71%		10/20/2027	16,517,289	16,593,998
Toyota Auto Receivables Owner Trust Series 2023-D Class A3	5.54%		8/15/2028	19,789,000	20,107,334

See Notes to Financial Statements.	299

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Tricolor Auto Securitization Trust Series 2024-3A Class A†	5.22%		6/15/2028	$27,229,252	$27,281,832
VStrong Auto Receivables Trust Series 2024-A Class A2†	5.79%		8/16/2027	10,380,031	10,415,792
Westlake Automobile Receivables Trust Series 2021-2A Class D†	1.23%		12/15/2026	25,218,769	24,914,605
Westlake Automobile Receivables Trust Series 2023-2A Class A2A†	5.87%		7/15/2026	404,848	404,992
Westlake Automobile Receivables Trust Series 2023-4A Class A2†	6.23%		1/15/2027	13,381,320	13,442,709
Westlake Automobile Receivables Trust Series 2024-1A Class A3†	5.44%		5/17/2027	24,500,000	24,657,893
Westlake Automobile Receivables Trust Series 2024-1A Class B†	5.55%		11/15/2027	36,251,000	36,585,930
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%		2/15/2029	4,800,000	4,858,789
Westlake Automobile Receivables Trust Series 2024-2A Class A3†	5.56%		2/15/2028	25,785,000	26,029,994
Westlake Automobile Receivables Trust Series 2024-2A Class B†	5.62%		3/15/2030	23,575,000	23,879,964
Westlake Flooring Master Trust Series 2024-1A Class A†	5.43%		2/15/2028	7,603,000	7,662,140
Total					1,835,834,347

Credit Card 1.05%
Discover Card Execution Note Trust Series 2022-A2 Class A	3.32%		5/15/2027	66,374,000	65,978,995
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93%		6/15/2028	11,169,000	11,252,120
Synchrony Card Funding LLC Series 2022-A1 Class A	3.37%		4/15/2028	17,230,000	17,140,730
Synchrony Card Funding LLC Series 2022-A2 Class A	3.86%		7/15/2028	25,948,000	25,801,331
Total					120,173,176

Other 9.78%
522 Funding CLO Ltd. Series 2020-6A Class A1R2†	5.758% (3 mo. USD Term SOFR + 1.20%	)#	10/23/2034	32,140,000	32,140,000
Affirm Asset Securitization Trust Series 2022-X1 Class A†	1.75%		2/15/2027	44,909	44,842
Affirm Asset Securitization Trust Series 2023-A Class A†	6.61%		1/18/2028	6,500,000	6,512,452

300	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Affirm Asset Securitization Trust Series 2023-B Class 1A†	6.82%		9/15/2028	$14,715,000	$14,913,788
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	22,591,000	22,896,186
Affirm Asset Securitization Trust Series 2024-X1 Class A†	6.27%		5/15/2029	25,627,431	25,719,503
Allegro CLO VII Ltd. Series 2018-1A Class AR†	5.786% (3 mo. USD Term SOFR + 1.13%	)#	6/13/2031	29,017,614	29,075,649
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	39,501,031	39,840,254
Apidos CLO XXV Ltd. Series 2016-25A Class A1R2†	5.767% (3 mo. USD Term SOFR + 1.15%	)#	10/20/2031	27,519,930	27,566,595
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	12,197,424	11,179,389
ARES XXXIV CLO Ltd. Series 2015-2A Class AR3†	5.968% (3 mo. USD Term SOFR + 1.32%	)#	4/17/2033	50,000,000	50,118,020
Benefit Street Partners CLO XIX Ltd. Series 2019-19A Class AR†	5.836% (3 mo. USD Term SOFR + 1.18%	)#	1/15/2033	28,520,000	28,603,509
BlueMountain Fuji U.S. CLO I Ltd. Series 2017-1A Class A1R†	5.859% (3 mo. USD Term SOFR + 1.24%	)#	7/20/2029	30,770,788	30,839,765
Buckhorn Park CLO Ltd. Series 2019-1A Class ARR†	5.628% (3 mo. USD Term SOFR + 1.07%	)#	7/18/2034	67,340,000	67,340,000
Carlyle Global Market Strategies CLO Ltd. Series 2012-4A Class A1R4†	5.752% (3 mo. USD Term SOFR + 1.12%	)#	4/22/2032	8,565,923	8,571,265
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	5.559% (3 mo. USD Term SOFR + 1.06%	)#	5/29/2032	15,999,680	15,999,680
Crestline Denali CLO XVII Ltd. Series 2018-1A Class ARR†	5.786% (3 mo. USD Term SOFR + 1.13%	)#	10/15/2031	22,336,668	22,382,535
Dell Equipment Finance Trust Series 2023-1 Class A3†	5.65%		9/22/2028	30,069,241	30,186,138
Dell Equipment Finance Trust Series 2024-1 Class A3†	5.39%		3/22/2030	30,470,000	30,796,858
DLLAA LLC Series 2023-1A Class A2†	5.93%		7/20/2026	23,470,364	23,567,672
DLLST LLC Series 2024-1A Class A2†	5.33%		1/20/2026	10,168,959	10,188,612
Dryden 40 Senior Loan Fund Series 2015-40A Class AR2†	5.674% (3 mo. USD Term SOFR + 1.15%	)#	8/15/2031	29,961,409	30,024,328

See Notes to Financial Statements.	301

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
FS Rialto Issuer LLC Series 2021-FL2 Class A†	5.945% (1 mo. USD Term SOFR + 1.33%	)#	5/16/2038	$8,479,014	$8,458,254
Galaxy XXII CLO Ltd. Series 2016-22A Class ARRR†	5.887% (3 mo. USD Term SOFR + 1.24%	)#	4/16/2034	25,530,000	25,674,427
Galaxy XXVI CLO Ltd. Series 2018-26A Class AR†	5.684% (3 mo. USD Term SOFR + 1.17%	)#	11/22/2031	37,118,346	37,238,408
GreatAmerica Leasing Receivables Funding LLC Series 2021-2 Class A4†	1.04%		9/15/2027	14,000,000	13,706,853
GreenSky Home Improvement Trust Series 2024-1 Class A2†	5.88%		6/25/2059	15,525,637	15,609,630
HGI CRE CLO Ltd. Series 2021-FL1 Class A†	5.775% (1 mo. USD Term SOFR + 1.16%	)#	6/16/2036	3,054,227	3,050,441
HPEFS Equipment Trust Series 2023-1A Class A2†	5.43%		8/20/2025	2,712,856	2,714,552
KKR CLO 40 Ltd. Series 40A Class AR†	5.917% (3 mo. USD Term SOFR + 1.30%	)#	10/20/2034	27,660,000	27,816,943
KREF Ltd. Series 2021-FL2 Class A†	5.795% (1 mo. USD Term SOFR + 1.18%	)#	2/15/2039	12,567,755	12,489,397
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	21,770,000	20,882,557
LFT CRE Ltd. Series 2021-FL1 Class A†	5.894% (1 mo. USD Term SOFR + 1.28%	)#	6/15/2039	7,543,056	7,496,639
Madison Park Funding XL Ltd. Series 9A Class AR2†	5.766% (3 mo. USD Term SOFR + 1.25%	)#	5/28/2030	24,735,626	24,762,746
Madison Park Funding XLII Ltd. Series 13A Class AR†	5.776% (3 mo. USD Term SOFR + 1.15%	)#	11/21/2030	39,481,824	39,563,993
Madison Park Funding XVII Ltd. Series 2015-17A Class AR2†	5.879% (3 mo. USD Term SOFR + 1.26%	)#	7/21/2030	25,093,852	25,093,852
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	5,685,000	5,402,283
MF1 Ltd. Series 2021-FL6 Class A†	5.825% (1 mo. USD Term SOFR + 1.21%	)#	7/16/2036	14,290,451	14,236,663
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R†	5.879% (3 mo. USD Term SOFR + 1.26%	)#	3/17/2030	29,915,819	29,980,697
Octagon Investment Partners XIV Ltd. Series 2012-1A Class AARR†	5.868% (3 mo. USD Term SOFR + 1.21%	)#	7/15/2029	1,920,617	1,922,587

302	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
OZLM Funding II Ltd. Series 2012-2A Class A1A2†	5.789% (3 mo. USD Term SOFR + 1.20%	)#	7/30/2031	$27,586,252	$27,619,599
PEAC Solutions Receivables LLC Series 2024-1A Class A2†	5.79%		6/21/2027	28,750,000	29,015,253
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	10,770,000	10,731,164
Post Road Equipment Finance LLC Series 2024-1A Class A2†	5.59%		11/15/2029	19,553,459	19,686,283
Regatta XIV Funding Ltd. Series 2018-3A Class AR†	5.726% (3 mo. USD Term SOFR + 1.10%	)#	10/25/2031	44,101,034	44,162,444
SCF Equipment Leasing LLC Series 2024-1A Class A2†	5.88%		11/20/2029	6,500,000	6,555,579
TCI-Flatiron CLO Ltd. Series 2017-1A Class AR†	5.707% (3 mo. USD Term SOFR + 1.22%	)#	11/18/2030	10,004,518	10,028,245
TICP CLO VII Ltd. Series 2017-7A Class ASR2†	5.947% (3 mo. USD Term SOFR + 1.30%	)#	4/15/2033	40,000,000	40,106,991
Verdant Receivables LLC Series 2024-1A Class A2†	5.68%		12/12/2031	27,175,000	27,560,714
Verizon Master Trust Series 2023-5 Class A1A	5.61%		9/8/2028	12,325,000	12,426,373
Volvo Financial Equipment LLC Series 2024-1A Class A2†	4.56%		5/17/2027	18,750,000	18,722,126
Total					1,121,222,733
Total Asset-Backed Securities (cost $3,063,994,442)					3,077,230,256

CORPORATE BONDS 54.44%

Aerospace/Defense 1.41%
Boeing Co.	2.196%		2/4/2026	16,236,000	15,694,636
Boeing Co.	4.875%		5/1/2025	91,400,000	91,301,356
Hexcel Corp.	4.95%		8/15/2025	4,065,000	4,051,844
Rolls-Royce PLC (United Kingdom)†(a)	3.625%		10/14/2025	51,356,000	50,871,127
Total					161,918,963

Agriculture 0.19%
Imperial Brands Finance PLC (United Kingdom)†(a)	3.50%		7/26/2026	8,369,000	8,184,102
Viterra Finance BV (Netherlands)†(a)	2.00%		4/21/2026	14,303,000	13,690,970
Total					21,875,072

Airlines 0.07%
American Airlines Pass-Through Trust Class B	4.95%		8/15/2026	7,489,789	7,474,991

See Notes to Financial Statements.	303

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers 6.74%
American Honda Finance Corp.	5.146% (SOFR + 0.55%	)#	5/21/2026	$30,000,000	$30,017,078
American Honda Finance Corp.	5.197% (SOFR + 0.60%	)#	8/14/2025	22,201,000	22,245,940
American Honda Finance Corp.	5.401% (SOFR + 0.71%	)#	1/9/2026	44,151,000	44,273,865
American Honda Finance Corp.	5.401% (SOFR + 0.71%	)#	7/9/2027	22,231,000	22,283,317
American Honda Finance Corp.	5.596% (SOFR + 0.77%	)#	3/12/2027	26,612,000	26,713,906
BMW U.S. Capital LLC†	5.399% (SOFR + 0.80%	)#	8/13/2026	13,000,000	13,082,070
Daimler Truck Finance North America LLC†	5.60%		8/8/2025	28,926,000	29,121,296
Daimler Truck Finance North America LLC†	5.718% (SOFR + 0.96%	)#	9/25/2027	23,668,000	23,764,587
Ford Motor Credit Co. LLC	2.30%		2/10/2025	15,648,000	15,559,662
Ford Motor Credit Co. LLC	3.375%		11/13/2025	3,090,000	3,037,789
Ford Motor Credit Co. LLC	4.134%		8/4/2025	16,761,000	16,642,916
Ford Motor Credit Co. LLC	4.389%		1/8/2026	37,383,000	37,057,403
Ford Motor Credit Co. LLC	4.687%		6/9/2025	9,515,000	9,495,228
Ford Motor Credit Co. LLC	5.125%		6/16/2025	28,307,000	28,291,829
Ford Motor Credit Co. LLC	6.069% (SOFR + 1.45%	)#	11/5/2026	33,421,000	33,541,185
General Motors Financial Co., Inc.	4.35%		4/9/2025	9,808,000	9,787,157
General Motors Financial Co., Inc.	5.73% (SOFR + 1.05%	)#	7/15/2027	44,543,000	44,600,406
General Motors Financial Co., Inc.	5.954% (SOFR + 1.35%	)#	5/8/2027	26,796,000	27,022,798
Hyundai Capital America†	5.772% (SOFR + 1.15%	)#	8/4/2025	40,797,000	40,979,835
Hyundai Capital America†	5.80%		6/26/2025	26,465,000	26,598,812
Hyundai Capital America†	5.942% (SOFR + 1.32%	)#	11/3/2025	40,746,000	41,030,953
Hyundai Capital America†	6.201% (SOFR + 1.50%	)#	1/8/2027	30,859,000	31,225,999
Mercedes-Benz Finance North America LLC†	5.272% (SOFR + 0.63%	)#	7/31/2026	26,583,000	26,659,581
Mercedes-Benz Finance North America LLC†	5.447% (SOFR + 0.85%	)#	11/15/2027	44,391,000	44,560,581
Toyota Motor Credit Corp.	5.353% (SOFR + 0.65%	)#	1/5/2026	53,162,000	53,325,096

304	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Toyota Motor Credit Corp.	5.376% (SOFR + 0.77%	)#	8/7/2026	$3,000,000	$3,019,519
Volkswagen Group of America Finance LLC†	5.588% (SOFR + 0.83%	)#	3/20/2026	24,100,000	24,096,547
Volkswagen Group of America Finance LLC†	5.756% (SOFR + 0.93%	)#	9/12/2025	22,115,000	22,173,360
Volkswagen Group of America Finance LLC†	5.80%		9/12/2025	22,115,000	22,283,705
Total					772,492,420

Auto Parts & Equipment 0.21%
Magna International, Inc. (Canada)(a)	5.98%		3/21/2026	24,436,000	24,437,869

Banks 31.48%
AIB Group PLC (Ireland)†(a)	7.583% (SOFR + 3.46%	)#	10/14/2026	60,653,000	61,917,715
ANZ New Zealand International Ltd. (United Kingdom)†(a)	5.205% (SOFR + 0.60%	)#	2/18/2025	17,916,000	17,929,961
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	5.363% (SOFR + 0.68%	)#	7/16/2027	35,570,000	35,675,340
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	5.481% (SOFR + 0.81%	)#	1/18/2027	26,601,000	26,794,031
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	5.862% (1 yr. CMT + 2.30%	)#	9/14/2026	4,325,000	4,348,710
Banco Nacional de Comercio Exterior SNC (Cayman Islands)(a)	4.375%		10/14/2025	43,427,000	43,207,120
Bank of America Corp.	1.658% (SOFR + 0.91%	)#	3/11/2027	33,000,000	31,720,767
Bank of America Corp.	2.015% (3 mo. USD Term SOFR + 0.90%	)#	2/13/2026	20,717,000	20,593,712
Bank of America Corp.	3.384% (SOFR + 1.33%	)#	4/2/2026	47,308,000	47,068,522
Bank of Ireland Group PLC (Ireland)†(a)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027	9,440,000	8,968,228
Bank of Ireland Group PLC (Ireland)†(a)	6.253% (1 yr. CMT + 2.65%	)#	9/16/2026	18,247,000	18,406,944
Bank of Montreal (Canada)(a)	5.20%		12/12/2024	24,987,000	24,990,483
Bank of Montreal (Canada)(a)	5.688% (SOFR + 0.95%	)#	9/25/2025	43,632,000	43,854,675
Bank of Montreal (Canada)(a)	5.995% (SOFR + 1.16%	)#	12/11/2026	26,605,000	26,912,034

See Notes to Financial Statements.	305

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of Nova Scotia (Canada)(a)	5.25%		12/6/2024	$44,634,000	$44,635,521
Bank of Nova Scotia (Canada)(a)	5.916% (SOFR + 1.09%	)#	6/12/2025	43,743,000	43,904,071
Barclays PLC (United Kingdom)(a)	2.279% (1 yr. CMT + 1.05%	)#	11/24/2027	10,513,000	9,983,896
Barclays PLC (United Kingdom)(a)	2.852% (SOFR + 2.71%	)#	5/7/2026	38,434,000	38,070,237
Barclays PLC (United Kingdom)(a)	5.304% (1 yr. CMT + 2.30%	)#	8/9/2026	17,383,000	17,416,247
Barclays PLC (United Kingdom)(a)	7.325% (1 yr. CMT + 3.05%	)#	11/2/2026	26,514,000	27,054,322
BNP Paribas SA (France)†(a)	1.323% (SOFR + 1.00%	)#	1/13/2027	25,480,000	24,447,518
BNP Paribas SA (France)†(a)	2.219% (SOFR + 2.07%	)#	6/9/2026	36,190,000	35,656,601
BNP Paribas SA (France)†(a)	4.375%		9/28/2025	17,393,000	17,282,989
BPCE SA (France)†(a)	1.652% (SOFR + 1.52%	)#	10/6/2026	43,834,000	42,606,293
BPCE SA (France)†(a)	2.045% (SOFR + 1.09%	)#	10/19/2027	16,014,000	15,143,020
BPCE SA (France)†(a)	5.252% (SOFR + 0.57%	)#	1/14/2025	27,056,000	27,069,216
BPCE SA (France)†(a)	5.975% (SOFR + 2.10%	)#	1/18/2027	46,664,000	47,065,302
Canadian Imperial Bank of Commerce (Canada)(a)	5.144%		4/28/2025	15,693,000	15,710,867
Canadian Imperial Bank of Commerce (Canada)(a)	5.765% (SOFR + 0.93%	)#	9/11/2027	43,390,000	43,580,133
Capital One NA	2.28% (SOFR + 0.91%	)#	1/28/2026	6,764,000	6,733,186
Citibank NA(b)	5.308% (SOFR + 0.71%	)#	11/19/2027	43,762,000	43,787,970
Citibank NA	5.317% (SOFR + 0.71%	)#	8/6/2026	18,165,000	18,233,495
Citibank NA	5.534% (SOFR + 0.81%	)#	9/29/2025	43,778,000	43,980,293
Citigroup, Inc.	2.014% (SOFR + 0.69%	)#	1/25/2026	91,108,000	90,680,518
Citigroup, Inc.	3.106% (SOFR + 2.84%	)#	4/8/2026	22,324,000	22,188,170
Citigroup, Inc.	5.61% (SOFR + 1.55%	)#	9/29/2026	31,595,000	31,790,828
Citizens Bank NA	3.75%		2/18/2026	13,773,000	13,601,832

306	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citizens Bank NA	5.284% (SOFR + 1.02%	)#	1/26/2026	$41,347,000	$41,325,194
Citizens Financial Group, Inc.	2.85%		7/27/2026	13,414,000	13,001,768
Danske Bank AS (Denmark)†(a)	1.621% (1 yr. CMT + 1.35%	)#	9/11/2026	60,390,000	58,845,663
Danske Bank AS (Denmark)†(a)	3.244% (3 mo. USD LIBOR + 1.59%	)#	12/20/2025	5,831,000	5,826,040
Danske Bank AS (Denmark)†(a)	6.466% (1 yr. CMT + 2.10%	)#	1/9/2026	77,205,000	77,301,614
Goldman Sachs Bank USA	5.414% (SOFR + 0.75%	)#	5/21/2027	44,883,000	45,271,213
Goldman Sachs Bank USA	5.546% (SOFR + 0.77%	)#	3/18/2027	44,364,000	44,442,432
Goldman Sachs Group, Inc.	0.855% (SOFR + 0.61%	)#	2/12/2026	17,699,000	17,561,343
Goldman Sachs Group, Inc.	5.667% (SOFR + 1.07%	)#	8/10/2026	43,667,000	43,834,114
HSBC Holdings PLC (United Kingdom)(a)	1.645% (SOFR + 1.54%	)#	4/18/2026	38,658,000	38,175,251
HSBC Holdings PLC (United Kingdom)(a)	2.099% (SOFR + 1.93%	)#	6/4/2026	8,933,000	8,805,291
HSBC Holdings PLC (United Kingdom)(a)	2.999% (SOFR + 1.43%	)#	3/10/2026	155,969,000	155,101,282
HSBC Holdings PLC (United Kingdom)(a)	4.292% (3 mo. USD Term SOFR + 1.61%	)#	9/12/2026	25,274,000	25,155,724
HSBC USA, Inc.	5.87% (SOFR + 0.96%	)#	3/4/2027	26,831,000	26,958,958
ING Groep NV (Netherlands)(a)	3.869% (SOFR + 1.64%	)#	3/28/2026	22,055,000	21,972,093
JPMorgan Chase & Co.	5.546% (SOFR + 1.07%	)#	12/15/2025	70,914,000	70,921,562
JPMorgan Chase Bank NA	5.869% (SOFR + 1.00%	)#	12/8/2026	26,705,000	27,020,900
Lloyds Banking Group PLC (United Kingdom)(a)	3.511% (1 yr. CMT + 1.60%	)#	3/18/2026	58,668,000	58,395,197
Macquarie Bank Ltd. (Australia)†(a)	4.875%		6/10/2025	9,554,000	9,539,355
Macquarie Bank Ltd. (Australia)†(a)	5.641% (SOFR + 0.92%	)#	7/2/2027	22,238,000	22,425,123
Macquarie Group Ltd. (Australia)†(a)	1.34% (SOFR + 1.07%	)#	1/12/2027	14,900,000	14,314,901
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	6.129% (SOFR + 1.44%	)#	4/17/2026	35,250,000	35,397,506

See Notes to Financial Statements.	307

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	2.188% (SOFR + 1.99%	)#	4/28/2026	$57,056,000	$56,445,133
Morgan Stanley	2.63% (SOFR + 0.94%	)#	2/18/2026	8,049,000	8,010,334
Morgan Stanley	4.679% (SOFR + 1.67%	)#	7/17/2026	22,316,000	22,291,023
Morgan Stanley Bank NA	5.352% (SOFR + 0.69%	)#	10/15/2027	44,357,000	44,400,950
National Australia Bank Ltd. (Australia)†(a)	5.197% (SOFR + 0.60%	)#	10/26/2027	30,100,000	30,131,027
National Australia Bank Ltd. (Australia)†(a)	5.511% (SOFR + 0.65%	)#	12/10/2025	17,634,000	17,696,982
National Bank of Canada (Canada)(a)	5.638% (SOFR + 0.90%	)#	3/25/2027	41,500,000	41,608,324
National Securities Clearing Corp.†	5.15%		6/26/2026	27,884,000	28,160,606
NatWest Group PLC (United Kingdom)(a)	7.472% (1 yr. CMT + 2.85%	)#	11/10/2026	29,122,000	29,780,318
NatWest Markets PLC (United Kingdom)†(a)	6.199% (SOFR + 1.45%	)#	3/22/2025	40,000,000	40,145,962
PNC Bank NA	5.07% (SOFR + 0.50%	)#	1/15/2027	38,927,000	38,957,082
Royal Bank of Canada (Canada)(a)	5.386% (SOFR + 0.72%	)#	10/18/2027	34,533,000	34,584,215
Royal Bank of Canada (Canada)(a)	5.44% (SOFR + 0.79%	)#	7/23/2027	35,810,000	35,925,792
Royal Bank of Canada (Canada)(a)	5.613% (SOFR + 0.95%	)#	1/19/2027	22,170,000	22,350,081
Royal Bank of Canada (Canada)(a)	5.743% (SOFR + 1.08%	)#	7/20/2026	43,671,000	44,061,672
Santander U.K. Group Holdings PLC (United Kingdom)(a)	1.532% (1 yr. CMT + 1.25%	)#	8/21/2026	6,719,000	6,552,259
Santander U.K. Group Holdings PLC (United Kingdom)(a)	1.673% (SOFR + 0.99%	)#	6/14/2027	144,981,000	137,660,773
Santander U.K. Group Holdings PLC (United Kingdom)(a)	6.833% (SOFR + 2.75%	)#	11/21/2026	92,957,000	94,455,072
Skandinaviska Enskilda Banken AB (Sweden)†(a)	5.776% (SOFR + 0.89%	)#	3/5/2027	22,357,000	22,541,744
Societe Generale SA (France)†(a)	1.488% (1 yr. CMT + 1.10%	)#	12/14/2026	4,928,000	4,744,390

308	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Societe Generale SA (France)†(a)	2.226% (1 yr. CMT + 1.05%	)#	1/21/2026	$9,234,000	$9,192,353
Societe Generale SA (France)†(a)	5.697% (SOFR + 1.10%	)#	2/19/2027	30,443,000	30,446,487
Standard Chartered PLC (United Kingdom)†(a)	2.819% (3 mo. USD LIBOR + 1.21%	)#	1/30/2026	66,062,000	65,762,316
State Street Bank & Trust Co.	5.056% (SOFR + 0.46%	)#	11/25/2026	13,196,000	13,204,728
State Street Corp.	5.295% (SOFR + 0.64%	)#	10/22/2027	16,201,000	16,256,986
State Street Corp.	5.467% (SOFR + 0.85%	)#	8/3/2026	43,600,000	43,876,350
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	5.996% (SOFR + 1.30%	)#	7/13/2026	21,769,000	22,105,392
Sumitomo Mitsui Trust Bank Ltd. (Japan)†(a)	5.867% (SOFR + 0.98%	)#	9/10/2027	21,412,000	21,612,958
Svenska Handelsbanken AB (Sweden)†(a)	6.059% (SOFR + 1.25%	)#	6/15/2026	39,406,000	39,891,755
Swedbank AB (Sweden)†(a)	6.189% (SOFR + 1.38%	)#	6/15/2026	41,440,000	42,085,480
Synchrony Bank	5.40%		8/22/2025	23,965,000	23,993,002
Toronto-Dominion Bank (Canada)(a)	3.766%		6/6/2025	21,057,000	20,948,745
Toronto-Dominion Bank (Canada)(a)	5.749% (SOFR + 1.08%	)#	7/17/2026	43,611,000	43,971,063
U.S. Bank NA	5.35% (SOFR + 0.69%	)#	10/22/2027	51,851,000	51,866,244
UBS AG	2.95%		4/9/2025	8,386,000	8,336,571
UBS Group AG (Switzerland)†(a)	1.494% (1 yr. CMT + 0.85%	)#	8/10/2027	11,161,000	10,536,949
UBS Group AG (Switzerland)†(a)	2.193% (SOFR + 2.04%	)#	6/5/2026	42,709,000	42,100,203
UBS Group AG (Switzerland)(a)	3.75%		3/26/2025	25,394,000	25,301,896
UBS Group AG (Switzerland)†(a)	4.125%		9/24/2025	26,655,000	26,523,370
UBS Group AG (Switzerland)†(a)	4.488% (1 yr. CMT + 1.55%	)#	5/12/2026	33,697,000	33,617,113
UBS Group AG (Switzerland)†(a)	4.703% (1 yr. CMT + 2.05%	)#	8/5/2027	34,683,000	34,542,277
UBS Group AG (Switzerland)†(a)	6.373% (SOFR + 3.34%	)#	7/15/2026	13,691,000	13,801,662
UniCredit SpA (Italy)†(a)	2.569% (1 yr. CMT + 2.30%	)#	9/22/2026	65,728,000	64,306,896

See Notes to Financial Statements.	309

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Wells Fargo & Co.	2.164% (3 mo. USD Term SOFR + 1.01%	)#	2/11/2026	$49,079,000	$48,816,205
Wells Fargo & Co.	2.188% (SOFR + 2.00%	)#	4/30/2026	44,216,000	43,736,675
Wells Fargo & Co.	3.908% (SOFR + 1.32%	)#	4/25/2026	9,962,000	9,924,428
Wells Fargo Bank NA	5.666% (SOFR + 1.06%	)#	8/7/2026	44,218,000	44,637,461
Total					3,606,502,595

Beverages 0.23%
Keurig Dr. Pepper, Inc.	5.689% (SOFR + 0.88%	)#	3/15/2027	26,617,000	26,863,097

Biotechnology 0.18%
Amgen, Inc.	5.25%		3/2/2025	4,114,000	4,117,212
Amgen, Inc.	5.507%		3/2/2026	10,484,000	10,484,167
Illumina, Inc.	4.65%		9/9/2026	6,466,000	6,445,086
Total					21,046,465

Chemicals 0.20%
Celanese U.S. Holdings LLC	6.05%		3/15/2025	22,354,000	22,387,455

Commercial Services 0.13%
GXO Logistics, Inc.	1.65%		7/15/2026	15,777,000	14,987,482

Computers 0.10%
Hewlett Packard Enterprise Co.	4.45%		9/25/2026	11,388,000	11,343,373

Diversified Financial Services 3.09%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.45%		10/1/2025	16,543,000	16,497,461
Air Lease Corp.	3.375%		7/1/2025	15,250,000	15,120,214
Air Lease Corp.	5.30%		6/25/2026	38,117,000	38,414,782
Aircastle Ltd.†	5.25%		8/11/2025	30,251,000	30,280,656
American Express Co.	5.84% (SOFR + 0.93%	)#	3/4/2025	36,253,000	36,291,794
American Express Co.	6.338% (SOFR + 1.33%	)#	10/30/2026	21,495,000	21,803,298
Aviation Capital Group LLC†	1.95%		1/30/2026	16,967,000	16,373,810
Aviation Capital Group LLC†	1.95%		9/20/2026	11,119,000	10,535,646
Aviation Capital Group LLC†	4.875%		10/1/2025	7,982,000	7,972,322
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%		2/21/2026	34,088,000	32,891,495

310	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.875%		2/15/2025	$18,352,000	$18,236,704
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026	39,272,000	38,764,842
Jefferies Financial Group, Inc.	5.15%		9/15/2025	44,595,000	44,598,940
Synchrony Financial	4.50%		7/23/2025	12,903,000	12,860,322
Synchrony Financial	4.875%		6/13/2025	13,947,000	13,931,660
Total					354,573,946

Electric 1.71%
AES Corp.†	3.30%		7/15/2025	17,000,000	16,808,048
Algonquin Power & Utilities Corp. (Canada)(a)	5.365%	(c)	6/15/2026	15,377,000	15,469,860
American Electric Power Co., Inc.	5.699%		8/15/2025	9,376,000	9,422,286
Cleco Corporate Holdings LLC	3.743%		5/1/2026	1,041,000	1,020,509
Consolidated Edison Co. of New York, Inc.	5.116% (SOFR + 0.52%	)#	11/18/2027	13,174,000	13,196,811
Emera U.S. Finance LP	3.55%		6/15/2026	9,498,000	9,310,699
Georgia Power Co.	5.354% (SOFR + 0.75%	)#	5/8/2025	21,750,000	21,807,216
NextEra Energy Capital Holdings, Inc.	5.749%		9/1/2025	8,790,000	8,847,588
NextEra Energy Capital Holdings, Inc.	6.051%		3/1/2025	7,428,000	7,449,275
NRG Energy, Inc.†	2.00%		12/2/2025	20,874,000	20,202,302
Pacific Gas & Electric Co.	5.839% (SOFR + 0.95%	)#	9/4/2025	12,034,000	12,062,055
Vistra Operations Co. LLC†	3.70%		1/30/2027	8,901,000	8,688,208
Vistra Operations Co. LLC†(d)	5.05%		12/30/2026	2,943,000	2,949,735
Vistra Operations Co. LLC†	5.125%		5/13/2025	49,155,000	49,166,891
Total					196,401,483

Electronics 0.16%
Trimble, Inc.	4.75%		12/1/2024	4,389,000	4,389,000
Vontier Corp.	1.80%		4/1/2026	14,104,000	13,536,768
Total					17,925,768

Entertainment 0.25%
Warnermedia Holdings, Inc.	6.412%		3/15/2026	28,977,000	28,977,629

Gas 0.32%
East Ohio Gas Co.†	1.30%		6/15/2025	6,238,000	6,121,013
Spire, Inc.	5.30%		3/1/2026	30,294,000	30,494,934
Total					36,615,947

Hand/Machine Tools 0.40%
Regal Rexnord Corp.	6.05%		2/15/2026	45,070,000	45,527,764

See Notes to Financial Statements.	311

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care-Services 0.37%
Cigna Group	5.685%		3/15/2026	$35,915,000	$35,915,831
UnitedHealth Group, Inc.	5.18% (SOFR + 0.50%	)#	7/15/2026	6,677,000	6,702,764
Total					42,618,595

Insurance 1.83%
Athene Global Funding†	2.55%		6/29/2025	5,500,000	5,427,007
Athene Global Funding†	5.684%		2/23/2026	30,976,000	31,238,665
Athene Global Funding†	5.948% (SOFR + 1.21%	)#	3/25/2027	26,628,000	26,764,168
Corebridge Global Funding†	5.75%		7/2/2026	4,440,000	4,511,778
Corebridge Global Funding†	6.038% (SOFR + 1.30%	)#	9/25/2026	29,760,000	30,052,681
GA Global Funding Trust†	1.625%		1/15/2026	5,350,000	5,155,596
GA Global Funding Trust†	6.045% (SOFR + 1.36%	)#	4/11/2025	51,514,000	51,668,819
Jackson National Life Global Funding†	3.05%		4/29/2026	27,665,000	26,981,403
Jackson National Life Global Funding†	5.60%		4/10/2026	8,946,000	9,021,371
Marsh & McLennan Cos., Inc.	5.304% (SOFR + 0.70%	)#	11/8/2027	12,980,000	13,062,629
RenaissanceRe Finance, Inc.	3.70%		4/1/2025	5,804,000	5,782,276
Total					209,666,393

Lodging 0.33%
Las Vegas Sands Corp.	2.90%		6/25/2025	38,482,000	37,993,277

Machinery: Construction & Mining 0.19%
Caterpillar Financial Services Corp.	5.157% (SOFR + 0.56%	)#	11/15/2027	22,196,000	22,230,026

Media 0.12%
Charter Communications Operating LLC/Charter Communications Operating Capital	4.908%		7/23/2025	8,289,000	8,285,765
Discovery Communications LLC	3.95%		6/15/2025	4,923,000	4,889,539
Total					13,175,304

Mining 0.21%
Glencore Funding LLC†	5.766% (SOFR + 1.06%	)#	4/4/2027	23,809,000	24,006,956

Oil & Gas 0.78%
Continental Resources, Inc.†	2.268%		11/15/2026	4,625,000	4,384,985
Expand Energy Corp.†	5.50%		2/1/2026	17,439,000	17,484,015
Expand Energy Corp.	5.70%		1/23/2025	9,663,000	9,669,477

312	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Expand Energy Corp.	8.375%		9/15/2028	$5,598,000	$5,757,319
Occidental Petroleum Corp.	8.50%		7/15/2027	29,129,000	31,291,333
Ovintiv, Inc.	5.65%		5/15/2025	20,126,000	20,189,860
Total					88,776,989

Packaging & Containers 0.16%
Berry Global, Inc.†	4.875%		7/15/2026	16,040,000	15,991,070
Sonoco Products Co.	4.45%		9/1/2026	2,475,000	2,461,109
Total					18,452,179

Pharmaceuticals 0.06%
Bayer U.S. Finance II LLC†	4.25%		12/15/2025	6,459,000	6,404,891

Pipelines 0.17%
Boardwalk Pipelines LP	4.95%		12/15/2024	8,903,000	8,901,020
EnLink Midstream Partners LP	4.85%		7/15/2026	10,883,000	10,865,987
Total					19,767,007

REITS 2.44%
American Tower Corp.	1.60%		4/15/2026	37,582,000	36,043,018
Crown Castle, Inc.	1.35%		7/15/2025	6,000,000	5,872,820
GLP Capital LP/GLP Financing II, Inc.	5.25%		6/1/2025	23,773,000	23,768,602
GLP Capital LP/GLP Financing II, Inc.	5.375%		4/15/2026	35,622,000	35,658,668
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	26,771,000	25,894,180
Public Storage Operating Co.	5.245% (SOFR + 0.60%	)#	7/25/2025	13,071,000	13,096,674
Public Storage Operating Co.	5.378% (SOFR + 0.70%	)#	4/16/2027	21,144,000	21,248,522
VICI Properties LP	4.375%		5/15/2025	15,556,000	15,510,518
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	12,957,000	12,565,801
VICI Properties LP/VICI Note Co., Inc.†	4.25%		12/1/2026	33,434,000	32,863,220
VICI Properties LP/VICI Note Co., Inc.†	4.50%		9/1/2026	5,000,000	4,933,288
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	52,043,000	51,830,412
Total					279,285,723

Retail 0.33%
Home Depot, Inc.(b)	5.10%		12/24/2025	37,331,000	37,610,041

Semiconductors 0.58%
Intel Corp.	3.40%		3/25/2025	29,892,000	29,747,411
Qorvo, Inc.	1.75%		12/15/2024	36,498,000	36,436,566
Total					66,183,977
Total Corporate Bonds (cost $6,199,016,560)					6,237,523,677

See Notes to Financial Statements.	313

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FLOATING RATE LOANS(e) 3.39%

Aerospace/Defense 0.41%
RTX Corp. 2023 Term Loan	6.392% (3 mo. USD Term SOFR + 1.38%	)	5/7/2025	$46,875,000	$46,933,594

Commercial Services 0.10%
GXO Logistics, Inc. Term Loan A (3 Year)	–	(f)	3/21/2025	10,995,333	10,995,333

Diversified Financial Services 0.03%
Avolon TLB Borrower 1 U.S. LLC Term Loan B4	–	(f)	2/12/2027	3,667,000	3,672,280

Health Care Products 0.76%
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 1	5.847% (1 mo. USD Term SOFR + 1.13%	)	12/13/2024	3,307,722	3,307,722
Baxter International, Inc. 2021 Delayed Draw Term Loan Tranche 2	5.972% (1 mo. USD Term SOFR + 1.25%	)	9/30/2026	40,000,000	40,000,000
Solventum Corp. Delayed Draw Term Loan	6.131% (3 mo. USD Term SOFR + 1.63%	)	8/15/2025	28,500,000	28,553,437
Solventum Corp. Term Loan	6.131% (1 mo. USD Term SOFR + 1.38%	)	2/16/2027	15,000,000	14,990,625
Total					86,851,784

Insurance 0.55%
Aon Corp. Term Loan A	–	(f)	6/15/2027	48,975,740	48,914,520
Brown & Brown, Inc. Term Loan	6.418% (3 mo. USD Term SOFR + 1.75%	)	10/27/2026	13,750,000	13,681,250
Total					62,595,770

Oil & Gas 0.10%
Occidental Petroleum Corp. 364 Day Term Loan	6.256% (1 mo. USD Term SOFR + 1.50%	)	7/29/2025	12,000,000	12,001,500

Semiconductors 1.26%
Broadcom, Inc. 2023 Term Loan A3	5.698% (1 mo. USD Term SOFR + 1.13%	)	8/14/2026	62,229,169	62,073,596
Marvell Technology Group Ltd. 2020 5 Year Term Loan A	6.048% (1 mo. USD Term SOFR + 1.38%	)	12/7/2025	25,312,500	25,391,602
Microchip Technology, Inc. 2021 Term Loan A	5.713% (1 mo. USD Term SOFR + 1.13%	)	8/29/2025	57,234,000	57,341,314
Total					144,806,512

314	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Utilities 0.18%
ENEL Finance America LLC Term Loan	–	(f)	11/20/2026	$20,285,714	$20,273,137
Total Floating Rate Loans (cost $388,289,506)					388,129,910

FOREIGN GOVERNMENT OBLIGATIONS(a) 0.51%

South Korea 0.51%
Korea National Oil Corp.†	5.562% (SOFR + 0.83%	)#	4/3/2027	12,514,000	12,570,425
Korea National Oil Corp.†	5.649% (SOFR + 0.90%	)#	9/30/2027	30,714,000	30,861,120
Korea National Oil Corp.†	5.696% (SOFR + 1.08%	)#	11/14/2026	15,000,000	15,199,650
Total					58,631,195
Total Foreign Government Obligations (cost $58,228,000)					58,631,195

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.13%
BX Trust Series 2021-ARIA Class A†	5.623% (1 mo. USD Term SOFR + 1.01%	)#	10/15/2036	9,304,000	9,262,934
BXHPP Trust Series 2021-FILM Class A†	5.374% (1 mo. USD Term SOFR + 0.76%	)#	8/15/2036	20,000,000	19,313,524
BXMT Ltd. Series 2020-FL2 Class A†	5.625% (1 mo. USD Term SOFR + 1.01%	)#	2/15/2038	4,923,682	4,837,799
BXMT Ltd. Series 2021-FL4 Class A†	5.775% (1 mo. USD Term SOFR + 1.16%	)#	5/15/2038	9,906,748	9,585,695
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A4	3.778%		9/10/2058	5,926,412	5,847,281
Citigroup Commercial Mortgage Trust Series 2015-GC35 Class A3	3.549%		11/10/2048	10,000,000	9,842,333
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A3	2.944%		5/10/2049	10,336,866	10,098,134
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class A3	3.05%		4/10/2049	3,286,239	3,223,744
Citigroup Commercial Mortgage Trust Series 2016-P3 Class A4	3.329%		4/15/2049	11,250,000	10,979,899
Commercial Mortgage Pass-Through Certificates Series 2015-CR23 Class A4	3.497%		5/10/2048	12,700,000	12,631,777
Commercial Mortgage Pass-Through Certificates Series 2015-DC1 Class A5	3.35%		2/10/2048	1,833,153	1,829,504
Commercial Mortgage Pass-Through Certificates Series 2015-LC21 Class A4	3.708%		7/10/2048	6,375,000	6,327,557
CSAIL Commercial Mortgage Trust Series 2015-C1 Class A4	3.505%		4/15/2050	2,399,242	2,392,297

See Notes to Financial Statements.	315

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust Series 2015-C2 Class A3	3.231%		6/15/2057	$1,321,948	$1,318,150
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A4	2.823%		1/15/2049	8,126,677	7,948,286
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5	3.09%		1/15/2049	5,425,000	5,275,505
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6 Class M1†	5.534% (30 day USD SOFR Average + 0.80%	)#	10/25/2041	260,809	260,670
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA4 Class M1†	5.684% (30 day USD SOFR Average + 0.95%	)#	12/25/2041	8,121,643	8,110,897
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M1A†	5.734% (30 day USD SOFR Average + 1.00%	)#	1/25/2042	9,433,443	9,431,173
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.984% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	8,466,958	8,483,309
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	5.784% (30 day USD SOFR Average + 1.05%	)#	10/25/2044	10,313,750	10,343,928
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class M1†	5.734% (30 day USD SOFR Average + 1.00%	)#	10/25/2044	3,169,512	3,171,176
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	5.984% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	7,427,634	7,444,105
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.984% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	15,941,250	15,981,246
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R02 Class 2M1†	5.634% (30 day USD SOFR Average + 0.90%	)#	11/25/2041	4,041,613	4,039,536
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	5.934% (30 day USD SOFR Average + 1.20%	)#	1/25/2042	9,116,797	9,123,868
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05 Class 2M1†	5.734% (30 day USD SOFR Average + 1.00%	)#	7/25/2044	14,589,474	14,600,103

316	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust Series 2021-ROSS Class A†	6.025% (1 mo. USD Term SOFR + 1.41%	)#	5/15/2026	$40,000,000	$37,494,844
JPMBB Commercial Mortgage Securities Trust Series 2015-C28 Class A4	3.227%		10/15/2048	30,759,570	30,607,568
JPMDB Commercial Mortgage Securities Trust Series 2016-C2 Class A3A	2.881%		6/15/2049	4,837,727	4,726,085
JPMDB Commercial Mortgage Securities Trust Series 2016-C2 Class A4	3.144%		6/15/2049	10,000,000	9,660,237
KIND Trust Series 2021-KIND Class A†	5.675% (1 mo. USD Term SOFR + 1.06%	)#	8/15/2038	24,545,068	24,266,437
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A3	3.046%		4/15/2048	5,924,649	5,905,317
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 Class A4	3.252%		10/15/2048	7,500,000	7,444,600
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A3	3.473%		12/15/2047	8,456,232	8,394,511
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A4	3.594%		3/15/2049	5,700,000	5,589,842
Wells Fargo Commercial Mortgage Trust Series 2015-NXS1 Class A5	3.148%		5/15/2048	7,000,000	6,955,045
Wells Fargo Commercial Mortgage Trust Series 2016-NXS5 Class A4	3.37%		1/15/2059	5,896,321	5,816,863
Total Non-Agency Commercial Mortgage-Backed Securities (cost $361,989,472)					358,565,779

U.S. TREASURY OBLIGATIONS 3.41%
U.S. Treasury Inflation-Indexed Notes(g)	0.375%		7/15/2025	106,836,273	105,776,865
U.S. Treasury Notes	4.25%		5/31/2025	69,090,000	69,024,521
U.S. Treasury Notes	4.25%		1/31/2026	72,380,300	72,320,926
U.S. Treasury Notes	5.00%		9/30/2025	142,781,400	143,444,372
Total U.S. Treasury Obligations (cost $388,515,725)					390,566,684
Total Long-Term Investments (cost $10,460,033,705)					10,510,647,501

SHORT-TERM INVESTMENTS 9.38%

COMMERCIAL PAPER 8.94%

Beverages 0.11%
Bacardi-Martini BV†	5.176%		12/12/2024	13,150,000	13,131,444

Building Materials 0.22%
CRH America Finance, Inc.†	5.028%		12/17/2024	25,000,000	24,948,958

See Notes to Financial Statements.	317

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Chemicals 0.94%
FMC Corp.†	5.346%	12/20/2024	$53,141,000	$53,001,505
FMC Corp.†	5.398%	12/30/2024	10,000,000	9,958,778
International Flavors & Fragrances, Inc.†	5.191%	12/30/2024	44,659,000	44,481,852
Total				107,442,135

Diversified Financial Services 1.67%
Brookfield Corporate Treasury Ltd.†	5.241%	12/27/2024	66,448,000	66,212,663
Brookfield Infrastructure Holdings Canada, Inc.	4.984%	1/9/2025	53,770,000	53,494,728
Brookfield Infrastructure Holdings Canada, Inc.	5.076%	3/13/2025	24,500,000	24,167,453
Brookfield Infrastructure Holdings Canada, Inc.	5.122%	1/7/2025	24,883,000	24,758,336
Brookfield Infrastructure Holdings Canada, Inc.	5.135%	12/3/2024	22,301,000	22,297,884
Total				190,931,064

Electric 0.46%
AES Corp.†	5.355%	12/4/2024	7,750,000	7,747,735
Enel Finance America LLC†	4.977%	12/13/2024	45,000,000	44,933,038
Total				52,680,773

Food 0.70%
Conagra Brands, Inc.†	Zero Coupon	12/18/2024	80,500,000	80,322,900

Health Care-Products 0.31%
Dentsply Sirona, Inc.†	5.396%	12/18/2024	35,763,000	35,678,758

Health Care-Services 0.16%
CommonSpirit Health	4.954%	1/9/2025	19,000,000	18,902,731

Home Furnishings 0.36%
Whirlpool Corp.†	5.117%	12/9/2024	10,000,000	9,990,200
Whirlpool Corp.†	5.129%	12/2/2024	31,300,000	31,300,000
Total				41,290,200

Leisure Time 0.55%
Harley-Davidson Financial Services, Inc.†	Zero Coupon	12/12/2024	33,000,000	32,951,086
Harley-Davidson Financial Services, Inc.†	5.123%	2/27/2025	30,250,000	29,869,984
Total				62,821,070

Mining 1.22%
Glencore Funding LLC†	5.07%	12/20/2024	139,781,000	139,417,099

Oil & Gas 1.86%
APA Corp.†	5.266%	12/2/2024	106,066,000	106,066,000
APA Corp.†	5.313%	12/6/2024	43,377,000	43,351,793

318	See Notes to Financial Statements.

Schedule of Investments (continued)

ULTRA SHORT BOND FUND November 30, 2024

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Ovintiv, Inc.	5.196%	12/18/2024	$50,000,000	$49,886,667
Ovintiv, Inc.	5.297%	12/20/2024	14,150,000	14,113,210
Total				213,417,670

REITS 0.38%
Crown Castle, Inc.†	5.001%	1/9/2025	13,863,000	13,791,298
Crown Castle, Inc.†	5.294%	12/5/2024	29,800,000	29,787,111
Total				43,578,409
Total Commercial Paper (cost $1,024,433,657)				1,024,563,211

REPURCHASE AGREEMENTS 0.27%
Repurchase Agreement dated 11/29/2024, 2.200% due 12/2/2024 with Fixed Income Clearing Corp. collateralized by $31,150,100 of U.S. Treasury Note at 4.250% due 12/31/2025; value: $31,648,337; proceeds: $31,033,294 (cost $31,027,606)			31,027,606	31,027,606

Time Deposits 0.02%
CitiBank N.A.(h) (cost $1,882,928)			1,882,928	1,882,928

			Shares

Money Market Funds 0.15%
Fidelity Government Portfolio(h) (cost $16,946,352)			16,946,352	16,946,352
Total Short-Term Investments (cost $1,074,290,543)				1,074,420,097
Total Investments in Securities 101.11% (cost $11,534,324,248)				11,585,067,598
Other Assets and Liabilities – Net(i) (1.11)%				(127,298,663)
Net Assets 100.00%				$11,457,768,935

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At November 30, 2024, the total value of Rule 144A securities was $5,475,463,076, which represents 47.79% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2024.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Step Bond – Security with a predetermined schedule of interest rate changes.
(d)	Securities purchased on a when-issued basis (See Note 2(j)).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2024.

See Notes to Financial Statements.	319

Schedule of Investments (concluded)

ULTRA SHORT BOND FUND November 30, 2024

(f)	Interest Rate to be determined.
(g)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(h)	Security was purchased with the cash collateral from loaned securities.
(i)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at November 30, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2025	1,376	Long	$283,038,359	$283,606,501	$568,142

The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$3,077,230,256	$–	$3,077,230,256
Corporate Bonds	–	6,237,523,677	–	6,237,523,677
Floating Rate Loans	–	388,129,910	–	388,129,910
Foreign Government Obligations	–	58,631,195	–	58,631,195
Non-Agency Commercial Mortgage-Backed Securities	–	358,565,779	–	358,565,779
U.S. Treasury Obligations	–	390,566,684	–	390,566,684
Short-Term Investments
Commercial Paper	–	1,024,563,211	–	1,024,563,211
Repurchase Agreements	–	31,027,606	–	31,027,606
Time Deposits	–	1,882,928	–	1,882,928
Money Market Funds	16,946,352	–	–	16,946,352
Total	$16,946,352	$11,568,121,246	$–	$11,585,067,598
Other Financial Instruments
Futures Contracts
Assets	$568,142	$–	$–	$568,142
Liabilities	–	–	–	–
Total	$568,142	$–	$–	$568,142

(1)	Refer to Note 2(u) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

320	See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Assets and Liabilities

November 30, 2024

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
ASSETS:
Investments in securities, at cost	$536,826,048	$5,526,411,411	$4,152,328,497
Investments in securities, at fair value including $0, $0, $28,967,940, $19,329,908, $137,582,132, $55,652,259 and $0, respectively, of securities loaned	$591,884,252	$5,530,123,333	$4,170,228,543
Cash	750	5,422	2,796,111
Cash at brokers for forwards, swap contracts and TBA collateral	660,000	2,000,000	830,000
Deposits with brokers for futures collateral	–	3,343,840	2,118,100
Deposits with brokers for forwards and swap contracts collateral	–	1,447,000	798,000
Foreign cash, at value (cost $0, $92, $34,805, $0, $1,848,403, $191,292 and $0, respectively)	–	90	34,540
Receivables:
Interest and dividends	1,666,429	38,310,942	34,182,698
Capital shares sold	181,347	20,226,178	16,638,424
Investment securities sold	–	1,381,617,793	906,830,422
From advisor (See Note 3)	–	93,280	–
Variation margin for futures contracts	–	282,865	320,474
Securities lending income	–	–	20,184
Total return swap contracts, at fair value	–	–	–
Unrealized appreciation on forward foreign currency exchange contracts	29,329	–	4,208
Unrealized appreciation on CPI swap contracts	–	–	–
Unrealized appreciation on unfunded loan commitments	–	–	–
Prepaid expenses and other assets	30,736	165,470	271,138
Total assets	594,452,843	6,977,616,213	5,135,072,842
LIABILITIES:
Payables:
To brokers for forwards, swap contracts and TBA collateral	660,000	2,000,000	830,000
Management fee	329,254	771,488	760,084
Capital shares reacquired	176,127	4,716,926	5,039,172
Trustees’ fees	109,793	253,616	69,773
Fund administration	18,814	146,101	108,583
12b-1 distribution plan	15,408	153,552	67,363
Investment securities purchased	–	2,430,043,064	1,670,391,665
Variation margin for futures contracts	–	–	–
Variation margin for centrally cleared swap contracts agreements	–	–	–
To bank	–	–	–
Collateral due to broker for securities lending	–	–	30,097,870
Unrealized depreciation on forward foreign currency exchange contracts	–	–	–
Unrealized depreciation on CPI swap contracts	–	–	–
Foreign currency overdraft (cost $829, $0, $0, $143,020, $0, $0 and $0, respectively)	807	–	–

322	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$5,042,613,772	$3,748,658,121	$6,426,332,917	$732,890,628

$5,039,061,342	$3,803,667,889	$6,458,757,404	$728,979,398
–	1,556,298	2,380	4,464,462

3,382,000	1,310,000	1,020,000	12,535,000
279,600	2,538,618	33,803,120	2,527,940

3,289,329	–	10,580,032	21,234,302

–	1,876,001	190,945	–

45,412,071	66,276,337	67,922,542	6,674,088
30,203,284	22,757,641	28,838,395	3,151,175
246,978,820	26,052,348	923,215,429	52,595,337
–	–	–	–
–	72,872	5,604,259	273,622
5,561	140,928	29,941	–
4,299,928	–	–	–

1,039,251	3,340,945	18,103	–
–	–	–	22,191,653

83,603	25,996	–	–
179,286	103,730	159,678	18,717
5,374,214,075	3,929,719,603	7,530,142,228	854,645,694

3,382,000	1,310,000	1,020,000	12,535,000
1,798,484	1,623,050	1,651,930	183,135
10,200,337	6,981,357	10,604,035	1,218,333
909,535	698,946	531,443	124,618
156,222	120,008	180,361	24,418
1,158,873	333,711	364,920	182,457
490,076,582	77,131,026	1,806,599,996	99,385,328
29,505	–	–	–

316,552	–	1,031,272	443,850
201,828	–	–	–
20,263,688	142,921,549	57,544,748	–

56,659	29,633	–	–
–	–	–	6,759,882

142,898	–	–	–

See Notes to Financial Statements.	323

Statements of Assets and Liabilities (continued)

November 30, 2024

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
LIABILITIES (concluded):
Distributions payable	$–	$16,795,357	$14,337,922
Accrued expenses and other liabilities	142,247	326,831	117,156
Total liabilities	1,452,450	2,455,206,935	1,721,819,588
NET ASSETS	$593,000,393	$4,522,409,278	$3,413,253,254
COMPOSITION OF NET ASSETS:
Paid-in capital	$725,446,122	$4,840,249,709	$3,482,209,191
Total distributable earnings (loss)	(132,445,729)	(317,840,431)	(68,955,937)
Net Assets	$593,000,393	$4,522,409,278	$3,413,253,254
Net Assets by class:
Class A Shares	$153,608,379	$704,955,716	$302,458,532
Class C Shares	$24,414,896	$44,165,516	$32,823,845
Class F Shares	$14,322,853	$74,422,820	$19,310,584
Class F3 Shares	$10,574,511	$746,271,098	$196,707,996
Class I Shares	$362,331,765	$2,883,358,331	$2,834,799,980
Class P Shares	$15,934	$–	$–
Class R2 Shares	$108,245	$638,211	$–
Class R3 Shares	$20,803,327	$4,730,627	$927,501
Class R4 Shares	$240,031	$10,495,440	$1,976,338
Class R5 Shares	$2,273,475	$5,794,458	$25,072
Class R6 Shares	$4,306,977	$47,577,061	$24,223,406
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	10,388,380	75,746,472	23,338,467
Class C Shares	1,670,894	4,767,533	2,531,670
Class F Shares	967,391	7,997,055	1,491,544
Class F3 Shares	704,374	80,189,161	15,177,602
Class I Shares	24,267,554	310,000,516	218,929,844
Class P Shares	1,050	–	–
Class R2 Shares	7,141	68,556	–
Class R3 Shares	1,417,844	508,284	71,581
Class R4 Shares	16,231	1,127,921	152,507
Class R5 Shares	152,310	622,402	1,935
Class R6 Shares	286,780	5,115,305	1,868,865
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.79	$9.31	$12.96
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.13	$9.52	$13.26
Class C Shares-Net asset value	$14.61	$9.26	$12.97
Class F Shares-Net asset value	$14.81	$9.31	$12.95
Class F3 Shares-Net asset value	$15.01	$9.31	$12.96
Class I Shares-Net asset value	$14.93	$9.30	$12.95
Class P Shares-Net asset value	$15.18	$ –	$ –
Class R2 Shares-Net asset value	$15.16	$9.31	$ –
Class R3 Shares-Net asset value	$14.67	$9.31	$12.96
Class R4 Shares-Net asset value	$14.79	$9.31	$12.96
Class R5 Shares-Net asset value	$14.93	$9.31	$12.96
Class R6 Shares-Net asset value	$15.02	$9.30	$12.96

324	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$30,789,362	$22,330,028	$25,208,674	$3,008,537
3,757,043	746,689	475,602	319,441
563,239,568	254,225,997	1,905,212,981	124,184,999
$4,810,974,507	$3,675,493,606	$5,624,929,247	$730,460,695

$6,663,354,970	$4,498,991,362	$6,059,070,887	$1,202,287,899
(1,852,380,463)	(823,497,756)	(434,141,640)	(471,827,204)
$4,810,974,507	$3,675,493,606	$5,624,929,247	$730,460,695

$1,529,999,078	$736,257,754	$1,314,954,146	$155,795,783
$269,268,373	$108,367,628	$54,883,118	$28,791,260
$180,988,897	$77,747,504	$33,895,301	$21,019,175
$84,007,803	$478,250,915	$1,770,605,245	$62,784,857
$2,595,978,386	$1,605,857,295	$2,327,403,444	$431,903,252
$–	$–	$–	$–
$665,339	$5,703,183	$689,908	$483,382
$100,063,355	$83,981,872	$52,447,177	$708,506
$1,376,943	$59,759,803	$5,936,847	$2,607,793
$2,205,224	$172,735,624	$2,432,770	$1,689,161
$46,421,109	$346,832,028	$61,681,291	$24,677,526

187,096,418	114,092,618	532,844,826	13,401,053
32,899,694	16,883,618	22,150,857	2,473,338
22,147,712	12,065,230	13,753,651	1,805,403
10,257,813	73,750,084	717,504,319	5,395,125
317,198,854	247,685,878	942,575,349	37,164,039
–	–	–	–
81,277	878,650	277,435	41,783
12,229,911	12,939,818	21,185,613	60,953
168,360	9,261,384	2,403,565	224,417
269,236	26,663,182	985,850	145,495
5,670,425	53,467,549	24,993,886	2,124,148

$8.18	$6.45	$2.47	$11.63

$8.37	$6.60	$2.53	$11.90
$8.18	$6.42	$2.48	$11.64
$8.17	$6.44	$2.46	$11.64
$8.19	$6.48	$2.47	$11.64
$8.18	$6.48	$2.47	$11.62
$ –	$ –	$ –	$ –
$8.19	$6.49	$2.49	$11.57
$8.18	$6.49	$2.48	$11.62
$8.18	$6.45	$2.47	$11.62
$8.19	$6.48	$2.47	$11.61
$8.19	$6.49	$2.47	$11.62

See Notes to Financial Statements.	325

Statements of Assets and Liabilities (continued)

November 30, 2024

	Short Duration Core Bond Fund	Short Duration Income Fund
ASSETS:
Investments in securities, at cost	$524,524,106	$44,727,414,978
Investments in securities, at fair value including $395,885, $67,259,129, $22,326,546 and $18,248,501, respectively, of securities loaned	$527,917,827	$44,420,211,178
Cash	912	35,030,216
Cash at brokers for forwards, swap contracts and TBA collateral	–	1,950,000
Deposits with brokers for futures collateral	395,400	38,062,199
Deposits with brokers for forwards and swap contracts collateral	405,694	67,322,920
Foreign cash, at value (cost $0, $1,118,500, $165,605 and $0, respectively)	–	1,116,491
Receivables:
Investment securities sold	23,758,669	2,934,928,526
Interest	4,373,638	392,876,261
Capital shares sold	2,685,559	197,349,021
From advisor (See Note 3)	55,581	–
Variation margin for futures contracts	45,585	1,834,897
Variation margin for centrally cleared swap contracts agreements	33,541	2,154,963
Securities lending income	45	32,187
Unrealized appreciation on forward foreign currency exchange contracts	–	10,201
Prepaid expenses and other assets	24,908	416,959
Total assets	559,697,359	48,093,296,019
LIABILITIES:
Payables:
Investment securities purchased	46,067,213	5,528,366,054
Capital shares reacquired	11,318,248	71,110,894
Collateral due to broker for securities lending	406,640	69,691,132
Management fee	123,820	8,762,757
12b-1 distribution plan	20,480	5,680,214
Trustees’ fees	17,998	5,027,793
Fund administration	16,509	1,382,369
To brokers for forwards, swap contracts and TBA collateral	–	1,950,000
Credit default swap contracts agreements payable, at fair value (including upfront payments of $0, $337,520, $0 and $0, respectively)	–	3,184,883
Distributions payable	1,993,491	182,364,700
Accrued expenses	109,039	4,231,028
Total liabilities	60,073,438	5,881,751,824
NET ASSETS	$499,623,921	$42,211,544,195
COMPOSITION OF NET ASSETS:
Paid-in capital	$514,657,768	$50,697,366,389
Total distributable earnings (loss)	(15,033,847)	(8,485,822,194)
Net Assets	$499,623,921	$42,211,544,195

326	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$4,557,900,970	$11,534,324,248

$4,529,907,158	$11,585,067,598
283,322	4,192,130
1,150,000	–
4,815,700	1,651,200
1,287,317	–

165,308	–

1,014,393,324	–
33,937,240	74,848,043
15,789,689	63,154,787
43,703	–
766,216	193,517

–	–
21,358	1,656

29,527	–
60,846	309,686
5,602,650,708	11,729,418,617

1,819,400,507	170,274,110
2,930,196	32,570,856
23,209,278	18,829,280
846,454	1,570,977
204,288	509,686
426,178	1,263,355
120,922	369,642
1,150,000	–

–	–
14,688,171	45,698,963
729,405	562,813
1,863,705,399	271,649,682
$3,738,945,309	$11,457,768,935

$4,366,411,402	$11,611,163,787
(627,466,093)	(153,394,852)
$3,738,945,309	$11,457,768,935

See Notes to Financial Statements.	327

Statements of Assets and Liabilities (concluded)

November 30, 2024

	Short Duration Core Bond Fund	Short Duration Income Fund
Net Assets by class:
Class A Shares	$89,259,420	$7,427,558,188
Class A1 Shares	$–	$–
Class C Shares	$8,486,438	$1,333,781,871
Class F Shares	$5,670,166	$1,084,870,363
Class F3 Shares	$64,069,584	$4,559,643,300
Class I Shares	$329,512,594	$26,180,733,755
Class P Shares	$–	$–
Class R2 Shares	$–	$5,210,030
Class R3 Shares	$113,729	$300,007,128
Class R4 Shares	$42,145	$150,243,461
Class R5 Shares	$11,411	$65,718,949
Class R6 Shares	$2,458,434	$1,103,777,150
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	9,693,103	1,917,515,415
Class A1 Shares	–	–
Class C Shares	922,015	342,227,057
Class F Shares	616,097	280,101,485
Class F3 Shares	6,963,103	1,175,678,579
Class I Shares	35,806,445	6,764,494,927
Class P Shares	–	–
Class R2 Shares	–	1,344,159
Class R3 Shares	12,359	77,362,330
Class R4 Shares	4,579	38,709,344
Class R5 Shares	1,240	16,996,626
Class R6 Shares	267,222	285,058,141
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$9.21	$3.87
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$9.42	$3.96
Class A1 Shares-Net asset value	$ –	$ –
Class A1 Shares-Maximum offering price (Net asset value plus sales charge of 1.50%)	$ –	$ –
Class C Shares-Net asset value	$9.20	$3.90
Class F Shares-Net asset value	$9.20	$3.87
Class F3 Shares-Net asset value	$9.20	$3.88
Class I Shares-Net asset value	$9.20	$3.87
Class P Shares-Net asset value	$ –	$ –
Class R2 Shares-Net asset value	$ –	$3.88
Class R3 Shares-Net asset value	$9.20	$3.88
Class R4 Shares-Net asset value	$9.20	$3.88
Class R5 Shares-Net asset value	$9.20	$3.87
Class R6 Shares-Net asset value	$9.20	$3.87

328	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$1,025,040,769	$4,725,133,373
$–	$7,495,421
$26,876,108	$–
$74,396,634	$170,944,625
$951,853,034	$2,444,354,646
$1,349,887,881	$4,053,800,295
$18,515	$–
$1,169,559	$–
$26,793,523	$–
$32,457,462	$–
$23,961,777	$269,577
$226,490,047	$55,770,998

116,376,837	471,302,793
–	747,472
3,053,663	–
8,448,488	17,051,178
108,015,212	243,801,648
152,958,419	404,364,615
2,093	–
132,848	–
3,042,538	–
3,685,119	–
2,720,107	26,883
25,690,656	5,561,980

$8.81	$10.03

$9.01	$ –
$ –	$10.03

$ –	$10.18
$8.80	$ –
$8.81	$10.03
$8.81	$10.03
$8.83	$10.03
$8.85	$ –
$8.80	$ –
$8.81	$ –
$8.81	$ –
$8.81	$10.03
$8.82	$10.03

See Notes to Financial Statements.	329

Statements of Operations

For the Year Ended November 30, 2024

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Investment income:
Dividends	$2,591,173	$–	$–
Securities lending net income	18,545	3,463	59,863
Interest and other (net of foreign withholding taxes of $0, $270, $7,616, $0, $4,700, $46,984 and $0, respectively)	14,630,742	202,238,560	133,321,045
Interest earned from Interfund Lending (See Note 10)	–	–	–
Total investment income	17,240,460	202,242,023	133,380,908
Expenses:
Management fee	4,064,008	8,422,665	6,313,663
12b-1 distribution plan–Class A	297,612	1,314,884	410,664
12b-1 distribution plan–Class C	213,695	311,342	187,550
12b-1 distribution plan–Class F	16,731	64,598	20,434
12b-1 distribution plan–Class P	181	–	–
12b-1 distribution plan–Class R2	557	3,630	–
12b-1 distribution plan–Class R3	93,600	23,012	2,335
12b-1 distribution plan–Class R4	741	25,953	2,599
Shareholder servicing	461,944	2,202,285	1,627,234
Fund administration	232,229	1,584,533	901,952
Registration	182,492	422,756	328,105
Professional	71,346	104,333	89,154
Directors’ fees	28,818	196,195	104,497
Reports to shareholders	26,571	264,973	135,786
Custody	14,835	61,508	40,233
Interest paid from Interfund Lending (See Note 10)	–	–	–
Other	93,907	375,538	119,222
Gross expenses	5,799,267	15,378,205	10,283,428
Fees waived and expenses reimbursed (See Note 3)	(14,835)	(61,508)	(40,233)
Shareholder servicing reimbursed–Class I (See Note 3)	–	(989,894)	–
Net expenses	5,784,432	14,326,803	10,243,195
Net investment income	11,456,028	187,915,220	123,137,713

330	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$7,595,853	$626,170	$–	$–
52,701	1,389,615	69,105	–

450,742,384	295,233,916	271,633,677	35,508,912

7,209	–	4,233	–
458,398,147	297,249,701	271,707,015	35,508,912

22,799,143	20,093,288	17,072,755	2,654,895
3,131,080	1,427,822	2,311,653	370,800
2,444,302	964,789	386,080	290,810
214,002	94,820	39,724	29,030
–	–	–	–
4,655	32,324	4,146	2,768
465,722	416,865	256,099	4,008
3,363	150,948	14,886	6,170
3,481,582	3,306,844	2,263,356	655,381
1,982,146	1,487,463	1,848,315	353,986
246,503	242,431	412,082	192,789
144,226	135,918	171,581	104,064
256,260	197,943	282,777	46,201
185,881	207,864	351,710	40,278
67,386	102,063	76,441	110,554
–	3,930	–	–
527,752	302,789	201,357	955,174
35,954,003	29,168,101	25,692,962	5,816,908
(67,386)	(102,063)	(76,441)	(110,554)
–	–	–	–
35,886,617	29,066,038	25,616,521	5,706,354
422,511,530	268,183,663	246,090,494	29,802,558

See Notes to Financial Statements.	331

Statements of Operations (continued)

For the Year Ended November 30, 2024

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	$69,554,940	$28,421,393	$19,308,617
Net realized gain (loss) on futures contracts	–	(5,565,044)	(1,277,461)
Net realized gain (loss) on forward foreign currency exchange contracts	108,860	79,420	113,861
Net realized gain (loss) on OTC written options	(1,445,207)	–	–
Net realized gain (loss) on swap contracts	–	–	(34,538)
Net realized gain (loss) on foreign currency related transactions	4,683	21,650	7,080
Net change in unrealized appreciation/depreciation on investments	43,420,960	54,913,265	29,112,835
Net change in unrealized appreciation/depreciation on futures contracts	–	305,915	657,062
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	196,329	(79,420)	(13,150)
Net change in unrealized appreciation/depreciation on swap contracts	–	–	(111,708)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(1,076)	(17,565)	(6,258)
Net change in unrealized appreciation/depreciation on unfunded loan commitments	–	–	–
Net realized and unrealized gain (loss)	111,839,489	78,079,614	47,756,340
Net Increase in Net Assets Resulting From Operations	$123,295,517	$265,994,834	$170,894,053

332	See Notes to Financial Statements.

Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund

$(19,055,236)	$13,423,013	$15,587,737	$(18,292,963)
3,954,361	5,745,955	(28,058,369)	2,097,617

5,650,133	(294,295)	272,220	–
–	–	–	–
15,256,650	–	4,556,399	36,443,009

647,684	74,812	(8,267)	–

51,159,303	170,989,533	164,525,316	46,082,920

(118,263)	(1,657,923)	18,134,769	(1,385,979)

1,738,605	3,193,930	132,908	–

(3,738,476)	–	2,355,262	(34,697,702)

(62,632)	(78,225)	(2,047)	(1)

120,993	25,996	–	–
55,553,122	191,422,796	177,495,928	30,246,901

$478,064,652	$459,606,459	$423,586,422	$60,049,459

See Notes to Financial Statements.	333

Statements of Operations (concluded)

For the Year Ended November 30, 2024

	Short Duration Core Bond Fund	Short Duration Income Fund
Investment income:
Securities lending net income	$51	$67,389
Interest and other (net of foreign withholding taxes of $0, $0, $7,644 and $2,161, respectively)	25,754,493	2,126,670,335
Interest earned from Interfund Lending (See Note 10)	–	1,928
Total investment income	25,754,544	2,126,739,652
Expenses:
Management fee	1,427,263	107,976,757
12b-1 distribution plan–Class A	171,586	14,982,314
12b-1 distribution plan–Class A1	–	–
12b-1 distribution plan–Class C	56,782	11,790,497
12b-1 distribution plan–Class F	6,418	1,230,628
12b-1 distribution plan–Class P	–	–
12b-1 distribution plan–Class R2	–	32,586
12b-1 distribution plan–Class R3	1,630	1,528,225
12b-1 distribution plan–Class R4	92	369,384
Shareholder servicing	426,975	27,513,294
Fund administration	190,302	17,036,281
Registration	185,827	1,021,433
Professional	65,255	617,207
Reports to shareholders	33,285	1,800,484
Trustees’ fees	23,870	1,750,000
Custody	20,012	409,356
Other	67,048	755,845
Gross expenses	2,676,345	188,814,291
Fees waived and expenses reimbursed (See Note 3)	(590,633)	(409,356)
Shareholder servicing reimbursed–Class I (See Note 3)	–	–
Net expenses	2,085,712	188,404,935
Net investment income	23,668,832	1,938,334,717
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	344,204	(371,430,669)
Net realized gain (loss) on futures contracts	230,074	35,004,637
Net realized gain (loss) on forward foreign currency exchange contracts	–	197,014
Net realized gain (loss) on swap contracts	(333,395)	(8,212,064)
Net realized gain (loss) on foreign currency related transactions	(22,270)	(1,354,008)
Net change in unrealized appreciation/depreciation on investments	5,408,453	1,181,341,281
Net change in unrealized appreciation/depreciation on futures contracts	(366,523)	(53,739,477)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	–	282,972
Net change in unrealized appreciation/depreciation on swap contracts	342,725	35,679,500
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	(12,628)
Net change in unrealized appreciation/depreciation on unfunded loan commitments	(11,875)	(722,594)
Net realized and unrealized gain (loss)	5,591,393	817,033,964
Net Increase in Net Assets Resulting From Operations	$29,260,225	$2,755,368,681

334	See Notes to Financial Statements.

Total Return Fund	Ultra Short Bond Fund

$70,146	$3,149

185,643,772	551,378,947
–	–
185,713,918	551,382,096

9,804,862	17,076,257
1,976,860	6,260,533
–	9,982
220,461	–
74,089	229,933
111	–
7,255	–
136,539	–
78,774	–
2,627,058	4,224,183
1,400,694	4,017,943
271,713	592,872
108,012	182,469
255,519	254,600
177,086	498,029
54,009	96,848
321,209	383,881
17,514,251	33,827,530
(54,009)	(96,848)
(494,367)	–
16,965,875	33,730,682
168,748,043	517,651,414

12,653,144	16,907,921
(2,761,859)	2,214,230
591,843	–
157,835	–
24,999	(142,784)
89,587,871	78,998,410
2,864,127	(734,598)

85,563	–
–	–

(28,525)	(1)

–	403,775
103,174,998	97,646,953
$271,923,041	$615,298,367

See Notes to Financial Statements.	335

Statements of Changes in Net Assets

	Convertible Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023
Operations:
Net investment income	$11,456,028	$14,897,697
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swap contracts, OTC written options and foreign currency related transactions	68,223,276	(49,568,002)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and translation of assets and liabilities denominated in foreign currencies	43,616,213	23,293,811
Net increase (decrease) in net assets resulting from operations	123,295,517	(11,376,494)
Distributions to Shareholders
Class A	(2,822,190)	(5,079,187)
Class C	(344,159)	(791,812)
Class F	(335,959)	(2,373,867)
Class F3	(249,609)	(507,835)
Class I	(7,320,322)	(11,724,139)
Class P	(726)	(836)
Class R2	(1,315)	(1,678)
Class R3	(298,433)	(462,937)
Class R4	(6,453)	(13,721)
Class R5	(37,671)	(44,834)
Class R6	(77,128)	(348,148)
Total distribution to shareholders	(11,493,965)	(21,348,994)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	133,649,480	246,731,004
Reinvestment of distributions	10,352,340	19,461,322
Cost of shares reacquired	(246,951,382)	(589,661,697)
Net increase (decrease) in net assets resulting from capital share transactions	(102,949,562)	(323,469,371)
Net increase (decrease) in net assets	8,851,990	(356,194,859)
NET ASSETS:
Beginning of year	$584,148,403	$940,343,262
End of year	$593,000,393	$584,148,403

336	See Notes to Financial Statements.

Core Fixed Income Fund		Core Plus Bond Fund
For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023

$187,915,220	$118,269,291	$123,137,713	$60,921,064

22,957,419	(99,324,204)	18,117,559	(49,708,428)

55,122,195	25,126,211	29,638,781	11,206,180
265,994,834	44,071,298	170,894,053	22,418,816

(29,588,387)	(23,882,656)	(10,820,046)	(6,260,503)
(1,457,703)	(877,798)	(1,023,845)	(491,779)
(2,975,775)	(3,121,732)	(1,102,973)	(3,040,953)
(31,511,515)	(20,904,162)	(8,347,542)	(4,747,277)
(117,251,678)	(69,673,869)	(101,069,897)	(48,837,460)
–	–	–	–
(24,809)	(14,571)	–	–
(192,934)	(225,931)	(23,092)	(9,914)
(461,762)	(370,095)	(54,020)	(15,194)
(249,859)	(125,256)	(1,647)	(563)
(2,116,718)	(1,814,441)	(499,689)	(199,281)
(185,831,140)	(121,010,511)	(122,942,751)	(63,602,924)

2,190,330,685	2,206,257,426	2,443,994,766	1,526,440,596
185,416,880	120,576,068	122,503,984	63,433,633
(1,230,917,278)	(1,110,906,659)	(654,297,080)	(767,875,547)

1,144,830,287	1,215,926,835	1,912,201,670	821,998,682
1,224,993,981	1,138,987,622	1,960,152,972	780,814,574

$3,297,415,297	$2,158,427,675	$1,453,100,282	$672,285,708
$4,522,409,278	$3,297,415,297	$3,413,253,254	$1,453,100,282

See Notes to Financial Statements.	337

Statements of Changes in Net Assets (continued)

	Floating Rate Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023
Operations:
Net investment income	$422,511,530	$455,166,014
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	6,453,592	(80,024,560)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swap contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	49,099,530	188,629,597
Net increase in net assets resulting from operations	478,064,652	563,771,051
Distributions to Shareholders
Class A	(130,037,248)	(135,928,524)
Class C	(23,195,603)	(28,367,200)
Class F	(18,003,115)	(33,975,809)
Class F3	(7,335,775)	(10,586,723)
Class I	(225,163,625)	(224,005,865)
Class R2	(61,314)	(72,057)
Class R3	(7,450,257)	(6,276,576)
Class R4	(111,100)	(137,023)
Class R5	(175,312)	(209,482)
Class R6	(3,778,049)	(4,407,524)
Total distribution to shareholders	(415,311,398)	(443,966,783)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	1,489,225,304	1,690,048,577
Net proceeds from reorganizations (See Note 15)	–	–
Reinvestment of distributions	367,258,074	387,624,667
Cost of shares reacquired	(2,074,397,621)	(3,710,760,054)
Net increase (decrease) in net assets resulting from capital share transactions	(217,914,243)	(1,633,086,810)
Net increase (decrease) in net assets	(155,160,989)	(1,513,282,542)
NET ASSETS:
Beginning of year	$4,966,135,496	$6,479,418,038
End of year	$4,810,974,507	$4,966,135,496

338	See Notes to Financial Statements.

High Yield Fund		Income Fund
For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023

$268,183,663	$273,930,238	$246,090,494	$143,210,772

18,949,485	(360,220,256)	(7,650,280)	(128,510,680)

172,473,311	312,160,490	185,146,208	91,493,549
459,606,459	225,870,472	423,586,422	106,193,641

(50,909,955)	(48,867,030)	(62,673,765)	(48,267,341)
(7,742,128)	(8,610,213)	(2,254,305)	(1,878,239)
(6,825,349)	(16,204,581)	(2,182,604)	(3,594,933)
(34,067,574)	(38,805,005)	(83,663,041)	(52,847,005)
(117,283,267)	(111,744,557)	(100,953,056)	(40,732,557)
(362,912)	(295,447)	(34,558)	(44,091)
(5,695,186)	(5,191,245)	(2,622,628)	(2,280,775)
(4,275,086)	(4,400,274)	(319,574)	(299,788)
(12,954,759)	(13,151,236)	(122,803)	(86,309)
(30,184,524)	(35,808,861)	(3,166,534)	(2,386,725)
(270,300,740)	(283,078,449)	(257,992,868)	(152,417,763)

912,514,421	1,354,110,396	2,733,352,522	1,943,692,277
–	–	9,376,840	–
251,816,019	264,102,464	242,317,206	144,558,886
(1,501,071,725)	(2,435,626,214)	(1,142,014,572)	(927,548,139)

(336,741,285)	(817,413,354)	1,843,031,996	1,160,703,024
(147,435,566)	(874,621,331)	2,008,625,550	1,114,478,902

$3,822,929,172	$4,697,550,503	$3,616,303,697	$2,501,824,795
$3,675,493,606	$3,822,929,172	$5,624,929,247	$3,616,303,697

See Notes to Financial Statements.	339

Statements of Changes in Net Assets (continued)

	Inflation Focused Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023
Operations:
Net investment income	$29,802,558	$57,665,435
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	20,247,663	(34,076,445)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swap contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	9,999,238	14,377,811
Net increase in net assets resulting from operations	60,049,459	37,966,801
Distributions to Shareholders
Class A	(7,954,812)	(13,865,912)
Class C	(1,318,247)	(2,375,496)
Class F	(1,262,637)	(5,357,244)
Class F3	(3,798,748)	(8,755,427)
Class I	(23,633,387)	(45,652,560)
Class R2	(18,141)	(10,585)
Class R3	(31,840)	(22,350)
Class R4	(105,281)	(92,705)
Class R5	(76,574)	(51,516)
Class R6	(833,298)	(466,415)
Total distribution to shareholders	(39,032,965)	(76,650,210)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	131,939,204	432,938,400
Reinvestment of distributions	37,451,482	74,435,698
Cost of shares reacquired	(655,166,894)	(1,924,451,773)
Net increase (decrease) in net assets resulting from capital share transactions	(485,776,208)	(1,417,077,675)
Net increase (decrease) in net assets	(464,759,714)	(1,455,761,084)
NET ASSETS:
Beginning of year	$1,195,220,409	$2,650,981,493
End of year	$730,460,695	$1,195,220,409

340	See Notes to Financial Statements.

Short Duration Core Bond Fund		Short Duration Income Fund
For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023

$23,668,832	$16,517,083	$1,938,334,717	$1,862,321,915

218,613	(5,316,313)	(345,795,090)	(860,810,779)

5,372,780	5,308,529	1,162,829,054	962,171,103
29,260,225	16,509,299	2,755,368,681	1,963,682,239

(4,175,472)	(3,517,443)	(370,144,243)	(379,094,652)
(284,173)	(205,895)	(62,836,577)	(71,639,097)
(318,987)	(1,089,644)	(61,886,225)	(132,184,398)
(2,888,223)	(1,891,390)	(237,782,189)	(233,706,703)
(16,170,740)	(10,735,530)	(1,351,841,016)	(1,261,051,845)
–	–	(246,584)	(247,650)
(15,057)	(25,590)	(14,184,410)	(14,081,425)
(1,784)	(985)	(7,236,009)	(6,372,706)
(577)	(549)	(3,325,453)	(2,837,257)
(102,241)	(38,517)	(54,622,778)	(50,807,738)
(23,957,254)	(17,505,543)	(2,164,105,484)	(2,152,023,471)

243,739,537	359,508,535	13,340,739,373	17,486,104,431
23,530,178	17,137,588	1,914,698,890	1,883,144,410
(187,087,667)	(196,786,176)	(16,827,489,215)	(26,547,767,572)

80,182,048	179,859,947	(1,572,050,952)	(7,178,518,731)
85,485,019	178,863,703	(980,787,755)	(7,366,859,963)

$414,138,902	$235,275,199	$43,192,331,950	$50,559,191,913
$499,623,921	$414,138,902	$42,211,544,195	$43,192,331,950

See Notes to Financial Statements.	341

Statements of Changes in Net Assets (concluded)

	Total Return Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023
Operations:
Net investment income	$168,748,043	$135,526,257
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, and foreign currency related transactions	10,665,962	(139,658,071)
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	92,509,036	66,950,656
Net increase in net assets resulting from operations	271,923,041	62,818,842
Distributions to Shareholders
Class A	(46,631,885)	(42,969,091)
Class A1	–	–
Class C	(1,114,484)	(1,194,599)
Class F	(3,571,117)	(6,022,070)
Class F3	(44,217,783)	(36,034,559)
Class I	(61,265,297)	(44,623,052)
Class P	(1,096)	(13,406)
Class R2	(52,211)	(49,070)
Class R3	(1,205,655)	(1,153,448)
Class R4	(1,469,735)	(1,355,375)
Class R5	(1,093,990)	(951,295)
Class R6	(10,657,393)	(9,183,848)
Total distribution to shareholders	(171,280,646)	(143,549,813)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	1,072,803,354	1,102,829,434
Reinvestment of distributions	157,340,148	133,222,712
Cost of shares reacquired	(789,227,049)	(936,295,001)
Net increase (decrease) in net assets resulting from capital share transactions	440,916,453	299,757,145
Net increase (decrease) in net assets	541,558,848	219,026,174
NET ASSETS:
Beginning of year	$3,197,386,461	$2,978,360,287
End of year	$3,738,945,309	$3,197,386,461

342	See Notes to Financial Statements.

Ultra Short Bond Fund
For the Year Ended November 30, 2024	For the Year Ended November 30, 2023

$517,651,414	$408,105,597

18,979,367	(89,512,195)

78,667,586	214,477,943
615,298,367	533,071,345

(210,404,650)	(173,058,053)
(197,366)	(147,297)
–	–
(11,686,456)	(23,006,718)
(87,270,929)	(35,223,137)
(202,401,388)	(172,834,228)
–	–
–	–
–	–
–	–
(12,375)	(7,277)
(3,869,661)	(2,845,248)
(515,842,825)	(407,121,958)

7,849,871,601	5,656,161,644
491,324,232	378,903,192
(5,965,327,987)	(8,356,715,357)

2,375,867,846	(2,321,650,521)
2,475,323,388	(2,195,701,134)

$8,982,445,547	$11,178,146,681
$11,457,768,935	$8,982,445,547

See Notes to Financial Statements.	343

Financial Highlights

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2024	$12.18	$0.25	$2.61	$2.86	$(0.25)	$–	$(0.25)
11/30/2023	12.64	0.24	(0.37)	(0.13)	(0.33)	–	(0.33)
11/30/2022	19.24	0.20	(3.77)	(3.57)	(0.31)	(2.72)	(3.03)
11/30/2021	20.52	0.09	1.68	1.77	(0.19)	(2.86)	(3.05)
11/30/2020	14.15	0.14	7.40	7.54	(0.21)	(0.96)	(1.17)
Class C
11/30/2024	12.04	0.16	2.58	2.74	(0.17)	–	(0.17)
11/30/2023	12.49	0.17	(0.37)	(0.20)	(0.25)	–	(0.25)
11/30/2022	19.04	0.10	(3.72)	(3.62)	(0.21)	(2.72)	(2.93)
11/30/2021	20.37	(0.04)	1.66	1.62	(0.09)	(2.86)	(2.95)
11/30/2020	14.05	0.03	7.36	7.39	(0.11)	(0.96)	(1.07)
Class F
11/30/2024	12.20	0.26	2.61	2.87	(0.26)	–	(0.26)
11/30/2023	12.65	0.26	(0.37)	(0.11)	(0.34)	–	(0.34)
11/30/2022	19.25	0.19	(3.75)	(3.56)	(0.32)	(2.72)	(3.04)
11/30/2021	20.52	0.11	1.68	1.79	(0.20)	(2.86)	(3.06)
11/30/2020	14.15	0.16	7.39	7.55	(0.22)	(0.96)	(1.18)
Class F3
11/30/2024	12.35	0.29	2.64	2.93	(0.27)	–	(0.27)
11/30/2023	12.81	0.28	(0.38)	(0.10)	(0.36)	–	(0.36)
11/30/2022	19.44	0.24	(3.81)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.68	0.15	1.69	1.84	(0.22)	(2.86)	(3.08)
11/30/2020	14.24	0.18	7.46	7.64	(0.24)	(0.96)	(1.20)
Class I
11/30/2024	12.30	0.28	2.62	2.90	(0.27)	–	(0.27)
11/30/2023	12.76	0.27	(0.37)	(0.10)	(0.36)	–	(0.36)
11/30/2022	19.39	0.25	(3.82)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.66	0.13	1.68	1.81	(0.22)	(2.86)	(3.08)
11/30/2020	14.23	0.17	7.46	7.63	(0.24)	(0.96)	(1.20)
Class P
11/30/2024	12.50	0.22	2.68	2.90	(0.22)	–	(0.22)
11/30/2023	12.97	0.22	(0.39)	(0.17)	(0.30)	–	(0.30)
11/30/2022	19.65	0.17	(3.86)	(3.69)	(0.27)	(2.72)	(2.99)
11/30/2021	20.88	0.05	1.70	1.75	(0.12)	(2.86)	(2.98)
11/30/2020	14.37	0.09	7.55	7.64	(0.17)	(0.96)	(1.13)

344	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$14.79	23.72	1.09	1.09	1.88	$153,608	145
12.18	(1.00)	1.10	1.10	1.99	150,000	124
12.64	(21.50)	1.07	1.07	1.44	215,259	165
19.24	8.83	1.03	1.03	0.47	365,551	154
20.52	57.67	1.06	1.06	0.86	290,469	138

14.61	22.90	1.71	1.71	1.26	24,415	145
12.04	(1.66)	1.73	1.73	1.37	29,339	124
12.49	(21.95)	1.73	1.74	0.76	42,136	165
19.04	8.08	1.70	1.70	(0.19)	79,104	154
20.37	56.72	1.70	1.70	0.21	64,570	138

14.81	23.89	1.00	1.00	1.96	14,323	145
12.20	(0.92)	1.00	1.00	2.08	21,958	124
12.65	(21.43)	0.97	0.98	1.34	137,175	165
19.25	8.98	0.93	0.93	0.59	804,859	154
20.52	57.83	0.96	0.96	0.96	625,813	138

15.01	24.04	0.81	0.81	2.14	10,575	145
12.35	(0.77)	0.81	0.81	2.28	13,883	124
12.81	(21.25)	0.79	0.79	1.70	19,538	165
19.44	9.18	0.75	0.75	0.77	37,889	154
20.68	58.11	0.80	0.80	1.12	23,424	138

14.93	23.89	0.89	0.89	2.08	362,332	145
12.30	(0.78)	0.90	0.90	2.19	345,300	124
12.76	(21.33)	0.86	0.87	1.86	487,218	165
19.39	9.02	0.82	0.82	0.68	259,180	154
20.66	58.08	0.86	0.86	1.05	340,178	138

15.18	23.39	1.34	1.34	1.61	16	145
12.50	(1.29)	1.35	1.35	1.74	38	124
12.97	(21.65)	1.32	1.32	1.24	36	165
19.65	8.57	1.27	1.27	0.23	43	154
20.88	57.33	1.31	1.31	0.60	74	138

See Notes to Financial Statements.	345

Financial Highlights (continued)

CONVERTIBLE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
11/30/2024	$12.49	$0.20	$2.67	$2.87	$(0.20)	$–	$(0.20)
11/30/2023	12.95	0.20	(0.38)	(0.18)	(0.28)	–	(0.28)
11/30/2022	19.63	0.15	(3.86)	(3.71)	(0.25)	(2.72)	(2.97)
11/30/2021	20.88	0.02	1.71	1.73	(0.12)	(2.86)	(2.98)
11/30/2020	14.37	0.07	7.54	7.61	(0.14)	(0.96)	(1.10)
Class R3
11/30/2024	12.09	0.21	2.58	2.79	(0.21)	–	(0.21)
11/30/2023	12.55	0.21	(0.38)	(0.17)	(0.29)	–	(0.29)
11/30/2022	19.12	0.16	(3.75)	(3.59)	(0.26)	(2.72)	(2.98)
11/30/2021	20.41	0.04	1.66	1.70	(0.13)	(2.86)	(2.99)
11/30/2020	14.08	0.09	7.37	7.46	(0.17)	(0.96)	(1.13)
Class R4
11/30/2024	12.18	0.24	2.61	2.85	(0.24)	–	(0.24)
11/30/2023	12.64	0.24	(0.38)	(0.14)	(0.32)	–	(0.32)
11/30/2022	19.24	0.19	(3.77)	(3.58)	(0.30)	(2.72)	(3.02)
11/30/2021	20.52	0.09	1.67	1.76	(0.18)	(2.86)	(3.04)
11/30/2020	14.14	0.14	7.40	7.54	(0.20)	(0.96)	(1.16)
Class R5
11/30/2024	12.29	0.28	2.63	2.91	(0.27)	–	(0.27)
11/30/2023	12.76	0.27	(0.38)	(0.11)	(0.36)	–	(0.36)
11/30/2022	19.39	0.24	(3.81)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.65	0.14	1.68	1.82	(0.22)	(2.86)	(3.08)
11/30/2020	14.23	0.17	7.45	7.62	(0.24)	(0.96)	(1.20)
Class R6
11/30/2024	12.36	0.29	2.64	2.93	(0.27)	–	(0.27)
11/30/2023	12.81	0.29	(0.38)	(0.09)	(0.36)	–	(0.36)
11/30/2022	19.44	0.24	(3.81)	(3.57)	(0.34)	(2.72)	(3.06)
11/30/2021	20.69	0.15	1.68	1.83	(0.22)	(2.86)	(3.08)
11/30/2020	14.25	0.17	7.47	7.64	(0.24)	(0.96)	(1.20)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

346	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$15.16	23.25	1.49	1.49	1.48	$108	145
12.49	(1.45)	1.50	1.50	1.59	75	124
12.95	(21.80)	1.46	1.47	1.09	76	165
19.63	8.43	1.42	1.42	0.10	94	154
20.88	57.05	1.46	1.46	0.45	46	138

14.67	23.29	1.39	1.39	1.58	20,803	145
12.09	(1.30)	1.40	1.40	1.69	17,674	124
12.55	(21.73)	1.37	1.38	1.12	20,448	165
19.12	8.52	1.33	1.33	0.19	36,483	154
20.41	57.25	1.36	1.36	0.56	25,311	138

14.79	23.65	1.15	1.15	1.83	240	145
12.18	(1.04)	1.15	1.15	1.94	504	124
12.64	(21.54)	1.12	1.12	1.40	609	165
19.24	8.80	1.08	1.08	0.44	919	154
20.52	57.67	1.13	1.13	0.86	418	138

14.93	23.99	0.89	0.89	2.08	2,273	145
12.29	(0.86)	0.90	0.90	2.19	1,541	124
12.76	(21.32)	0.86	0.87	1.70	1,578	165
19.39	9.08	0.83	0.83	0.69	1,905	154
20.65	58.01	0.86	0.86	1.05	1,314	138

15.02	24.02	0.81	0.81	2.16	4,307	145
12.36	(0.69)	0.81	0.81	2.33	3,838	124
12.81	(21.26)	0.79	0.80	1.75	16,269	165
19.44	9.12	0.75	0.75	0.79	22,182	154
20.69	58.08	0.80	0.80	1.11	5,665	138

See Notes to Financial Statements.	347

Financial Highlights (continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2024	$9.08	$0.42	$0.23	$0.65	$(0.42)	$–	$(0.42)
11/30/2023	9.34	0.39	(0.25)	0.14	(0.40)	–	(0.40)
11/30/2022	11.14	0.21	(1.70)	(1.49)	(0.27)	(0.04)	(0.31)
11/30/2021	11.69	0.11	(0.15)	(0.04)	(0.14)	(0.37)	(0.51)
11/30/2020	11.10	0.19	0.62	0.81	(0.22)	–	(0.22)
Class C
11/30/2024	9.04	0.36	0.22	0.58	(0.36)	–	(0.36)
11/30/2023	9.30	0.33	(0.25)	0.08	(0.34)	–	(0.34)
11/30/2022	11.08	0.15	(1.69)	(1.54)	(0.20)	(0.04)	(0.24)
11/30/2021	11.63	0.04	(0.15)	(0.11)	(0.07)	(0.37)	(0.44)
11/30/2020	11.05	0.12	0.61	0.73	(0.15)	–	(0.15)
Class F
11/30/2024	9.08	0.43	0.23	0.66	(0.43)	–	(0.43)
11/30/2023	9.34	0.39	(0.24)	0.15	(0.41)	–	(0.41)
11/30/2022	11.13	0.19	(1.66)	(1.47)	(0.28)	(0.04)	(0.32)
11/30/2021	11.68	0.12	(0.15)	(0.03)	(0.15)	(0.37)	(0.52)
11/30/2020	11.10	0.19	0.62	0.81	(0.23)	–	(0.23)
Class F3
11/30/2024	9.08	0.45	0.22	0.67	(0.44)	–	(0.44)
11/30/2023	9.34	0.42	(0.26)	0.16	(0.42)	–	(0.42)
11/30/2022	11.13	0.24	(1.70)	(1.46)	(0.29)	(0.04)	(0.33)
11/30/2021	11.69	0.14	(0.16)	(0.02)	(0.17)	(0.37)	(0.54)
11/30/2020	11.10	0.22	0.62	0.84	(0.25)	–	(0.25)
Class I
11/30/2024	9.07	0.44	0.23	0.67	(0.44)	–	(0.44)
11/30/2023	9.33	0.41	(0.25)	0.16	(0.42)	–	(0.42)
11/30/2022	11.13	0.26	(1.73)	(1.47)	(0.29)	(0.04)	(0.33)
11/30/2021	11.68	0.14	(0.15)	(0.01)	(0.17)	(0.37)	(0.54)
11/30/2020	11.10	0.21	0.62	0.83	(0.25)	–	(0.25)
Class R2
11/30/2024	9.08	0.38	0.23	0.61	(0.38)	–	(0.38)
11/30/2023	9.34	0.35	(0.25)	0.10	(0.36)	–	(0.36)
11/30/2022	11.14	0.17	(1.70)	(1.53)	(0.23)	(0.04)	(0.27)
11/30/2021	11.69	0.07	(0.15)	(0.08)	(0.10)	(0.37)	(0.47)
11/30/2020	11.10	0.14	0.63	0.77	(0.18)	–	(0.18)

348	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$9.31	7.24	0.55	0.56	4.55	$704,956	449
9.08	1.52	0.56	0.56	4.24	617,453	509
9.34	(13.54)	0.57	0.57	2.14	476,618	541
11.14	(0.30)	0.58	0.58	1.01	646,894	492
11.69	7.40	0.60	0.60	1.63	677,401	589

9.26	6.48	1.18	1.18	3.92	44,166	449
9.04	0.88	1.17	1.17	3.63	27,521	509
9.30	(13.97)	1.19	1.19	1.50	19,226	541
11.08	(0.96)	1.22	1.22	0.38	29,523	492
11.63	6.66	1.22	1.22	1.01	49,939	589

9.31	7.35	0.45	0.46	4.65	74,423	449
9.08	1.62	0.45	0.45	4.25	59,852	509
9.34	(13.37)	0.48	0.48	1.89	81,612	541
11.13	(0.21)	0.48	0.48	1.11	342,050	492
11.68	7.41	0.49	0.49	1.70	371,706	589

9.31	7.53	0.29	0.29	4.81	746,271	449
9.08	1.78	0.30	0.30	4.51	560,700	509
9.34	(13.23)	0.31	0.31	2.43	362,923	541
11.13	(0.12)	0.30	0.30	1.28	442,421	492
11.69	7.69	0.32	0.32	1.90	399,915	589

9.30	7.50	0.32	0.36	4.78	2,883,358	449
9.07	1.76	0.32	0.36	4.50	1,972,014	509
9.33	(13.34)	0.33	0.37	2.68	1,165,866	541
11.13	(0.07)	0.34	0.38	1.25	534,313	492
11.68	7.56	0.35	0.39	1.87	493,395	589

9.31	6.82	0.95	0.95	4.15	638	449
9.08	1.11	0.96	0.96	3.82	384	509
9.34	(13.88)	0.97	0.98	1.65	368	541
11.14	(0.70)	0.98	0.98	0.60	850	492
11.69	6.97	1.00	1.00	1.26	445	589

See Notes to Financial Statements.	349

Financial Highlights (continued)

CORE FIXED INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
11/30/2024	$9.08	$0.39	$0.23	$0.62	$(0.39)	$–	$(0.39)
11/30/2023	9.34	0.36	(0.25)	0.11	(0.37)	–	(0.37)
11/30/2022	11.14	0.18	(1.70)	(1.52)	(0.24)	(0.04)	(0.28)
11/30/2021	11.69	0.08	(0.15)	(0.07)	(0.11)	(0.37)	(0.48)
11/30/2020	11.10	0.15	0.63	0.78	(0.19)	–	(0.19)
Class R4
11/30/2024	9.08	0.42	0.22	0.64	(0.41)	–	(0.41)
11/30/2023	9.34	0.39	(0.26)	0.13	(0.39)	–	(0.39)
11/30/2022	11.13	0.21	(1.70)	(1.49)	(0.26)	(0.04)	(0.30)
11/30/2021	11.68	0.11	(0.15)	(0.04)	(0.14)	(0.37)	(0.51)
11/30/2020	11.10	0.18	0.62	0.80	(0.22)	–	(0.22)
Class R5
11/30/2024	9.08	0.44	0.23	0.67	(0.44)	–	(0.44)
11/30/2023	9.34	0.41	(0.25)	0.16	(0.42)	–	(0.42)
11/30/2022	11.14	0.25	(1.72)	(1.47)	(0.29)	(0.04)	(0.33)
11/30/2021	11.69	0.13	(0.14)	(0.01)	(0.17)	(0.37)	(0.54)
11/30/2020	11.10	0.21	0.63	0.84	(0.25)	–	(0.25)
Class R6
11/30/2024	9.07	0.45	0.22	0.67	(0.44)	–	(0.44)
11/30/2023	9.34	0.41	(0.26)	0.15	(0.42)	–	(0.42)
11/30/2022	11.13	0.25	(1.71)	(1.46)	(0.29)	(0.04)	(0.33)
11/30/2021	11.68	0.14	(0.15)	(0.01)	(0.17)	(0.37)	(0.54)
11/30/2020	11.10	0.22	0.62	0.84	(0.26)	–	(0.26)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

350	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$9.31	6.92	0.85	0.86	4.24	$4,731	449
9.08	1.21	0.85	0.85	3.90	4,713	509
9.34	(13.80)	0.87	0.88	1.79	5,914	541
11.14	(0.60)	0.88	0.88	0.71	9,264	492
11.69	7.08	0.90	0.90	1.35	11,473	589

9.31	7.08	0.60	0.61	4.50	10,495	449
9.08	1.47	0.61	0.61	4.18	8,769	509
9.34	(13.50)	0.62	0.62	2.10	8,047	541
11.13	(0.36)	0.63	0.63	0.96	10,587	492
11.68	7.26	0.65	0.65	1.58	10,750	589

9.31	7.46	0.35	0.36	4.75	5,794	449
9.08	1.72	0.36	0.36	4.50	3,764	509
9.34	(13.36)	0.37	0.37	2.51	1,782	541
11.14	(0.10)	0.38	0.38	1.20	1,443	492
11.69	7.61	0.40	0.40	1.86	1,053	589

9.30	7.53	0.29	0.29	4.81	47,577	449
9.07	1.78	0.30	0.30	4.49	42,245	509
9.34	(13.32)	0.31	0.31	2.52	36,072	541
11.13	(0.03)	0.30	0.30	1.29	30,405	492
11.68	7.60	0.32	0.32	1.95	32,940	589

See Notes to Financial Statements.	351

Financial Highlights (continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2024	$12.56	$0.68	$0.40	$1.08	$(0.68)	$–	$(0.68)
11/30/2023	12.87	0.61	(0.28)	0.33	(0.64)	–	(0.64)
11/30/2022	15.38	0.40	(2.44)	(2.04)	(0.46)	(0.01)	(0.47)
11/30/2021	15.78	0.33	(0.14)	0.19	(0.42)	(0.17)	(0.59)
11/30/2020	15.39	0.38	0.61	0.99	(0.50)	(0.10)	(0.60)
Class C
11/30/2024	12.56	0.60	0.41	1.01	(0.60)	–	(0.60)
11/30/2023	12.87	0.53	(0.29)	0.24	(0.55)	–	(0.55)
11/30/2022	15.38	0.31	(2.44)	(2.13)	(0.37)	(0.01)	(0.38)
11/30/2021	15.78	0.23	(0.14)	0.09	(0.32)	(0.17)	(0.49)
11/30/2020	15.39	0.27	0.61	0.88	(0.39)	(0.10)	(0.49)
Class F
11/30/2024	12.54	0.69	0.41	1.10	(0.69)	–	(0.69)
11/30/2023	12.86	0.59	(0.26)	0.33	(0.65)	–	(0.65)
11/30/2022	15.36	0.39	(2.40)	(2.01)	(0.48)	(0.01)	(0.49)
11/30/2021	15.76	0.34	(0.14)	0.20	(0.43)	(0.17)	(0.60)
11/30/2020	15.38	0.39	0.60	0.99	(0.51)	(0.10)	(0.61)
Class F3
11/30/2024	12.56	0.72	0.40	1.12	(0.72)	–	(0.72)
11/30/2023	12.87	0.65	(0.29)	0.36	(0.67)	–	(0.67)
11/30/2022	15.37	0.44	(2.42)	(1.98)	(0.51)	(0.01)	(0.52)
11/30/2021	15.77	0.36	(0.13)	0.23	(0.46)	(0.17)	(0.63)
11/30/2020	15.40	0.42	0.59	1.01	(0.54)	(0.10)	(0.64)
Class I
11/30/2024	12.54	0.70	0.42	1.12	(0.71)	–	(0.71)
11/30/2023	12.86	0.64	(0.30)	0.34	(0.66)	–	(0.66)
11/30/2022	15.37	0.47	(2.48)	(2.01)	(0.49)	(0.01)	(0.50)
11/30/2021	15.77	0.37	(0.15)	0.22	(0.45)	(0.17)	(0.62)
11/30/2020	15.39	0.41	0.60	1.01	(0.53)	(0.10)	(0.63)
Class R3
11/30/2024	12.55	0.63	0.42	1.05	(0.64)	–	(0.64)
11/30/2023	12.86	0.57	(0.28)	0.29	(0.60)	–	(0.60)
11/30/2022	15.37	0.36	(2.44)	(2.08)	(0.42)	(0.01)	(0.43)
11/30/2021	15.77	0.28	(0.14)	0.14	(0.37)	(0.17)	(0.54)
11/30/2020	15.39	0.34	0.59	0.93	(0.45)	(0.10)	(0.55)

352	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$12.96	8.78	0.63	0.63	5.26	$302,459	377
12.56	2.59	0.65	0.65	4.81	146,294	451
12.87	(13.38)	0.68	0.69	2.93	92,635	407
15.38	1.23	0.68	0.73	2.12	76,162	258
15.78	6.57	0.68	0.80	2.46	57,837	443

12.97	8.17	1.28	1.28	4.62	32,824	377
12.56	1.93	1.30	1.30	4.22	14,742	451
12.87	(13.94)	1.33	1.34	2.23	5,380	407
15.38	0.57	1.33	1.38	1.50	5,550	258
15.78	5.83	1.38	1.50	1.77	5,846	443

12.95	8.97	0.53	0.53	5.41	19,311	377
12.54	2.61	0.53	0.53	4.60	20,366	451
12.86	(13.25)	0.58	0.59	2.78	111,760	407
15.36	1.32	0.58	0.62	2.18	274,812	258
15.76	6.61	0.58	0.70	2.56	181,474	443

12.96	9.08	0.36	0.36	5.56	196,708	377
12.56	2.87	0.38	0.38	5.13	115,395	451
12.87	(13.06)	0.39	0.40	3.22	47,207	407
15.37	1.51	0.38	0.43	2.32	34,554	258
15.77	6.69	0.39	0.50	2.74	8,558	443

12.95	9.08	0.43	0.43	5.46	2,834,800	377
12.54	2.71	0.45	0.45	5.07	1,151,379	451
12.86	(13.21)	0.48	0.48	3.58	411,464	407
15.37	1.42	0.48	0.54	2.40	13,423	258
15.77	6.71	0.48	0.61	2.66	35,271	443

12.96	8.54	0.94	0.94	4.90	928	377
12.55	2.28	0.95	0.95	4.52	224	451
12.86	(13.64)	0.98	0.99	2.60	155	407
15.37	0.93	0.98	1.03	1.84	159	258
15.77	6.19	0.98	1.09	2.19	124	443

See Notes to Financial Statements.	353

Financial Highlights (continued)

CORE PLUS BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R4
11/30/2024	$12.56	$0.67	$0.40	$1.07	$(0.67)	$–	$(0.67)
11/30/2023	12.87	0.60	(0.28)	0.32	(0.63)	–	(0.63)
11/30/2022	15.37	0.38	(2.41)	(2.03)	(0.46)	(0.01)	(0.47)
11/30/2021	15.77	0.32	(0.14)	0.18	(0.41)	(0.17)	(0.58)
11/30/2020	15.39	0.37	0.60	0.97	(0.49)	(0.10)	(0.59)
Class R5
11/30/2024	12.56	0.71	0.40	1.11	(0.71)	–	(0.71)
11/30/2023	12.87	0.64	(0.29)	0.35	(0.66)	–	(0.66)
11/30/2022	15.38	0.43	(2.44)	(2.01)	(0.49)	(0.01)	(0.50)
11/30/2021	15.77	0.36	(0.13)	0.23	(0.45)	(0.17)	(0.62)
11/30/2020	15.39	0.41	0.60	1.01	(0.53)	(0.10)	(0.63)
Class R6
11/30/2024	12.56	0.71	0.41	1.12	(0.72)	–	(0.72)
11/30/2023	12.87	0.65	(0.29)	0.36	(0.67)	–	(0.67)
11/30/2022	15.38	0.46	(2.46)	(2.00)	(0.50)	(0.01)	(0.51)
11/30/2021	15.78	0.38	(0.14)	0.24	(0.47)	(0.17)	(0.64)
11/30/2020	15.39	0.43	0.60	1.03	(0.54)	(0.10)	(0.64)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

354	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$12.96	8.72	0.69	0.69	5.16	$1,976	377
12.56	2.54	0.70	0.70	4.75	493	451
12.87	(13.36)	0.73	0.74	2.76	295	407
15.37	1.18	0.73	0.77	2.06	379	258
15.77	6.45	0.73	0.86	2.39	266	443

12.96	9.00	0.43	0.43	5.50	25	377
12.56	2.80	0.42	0.42	5.02	15	451
12.87	(13.19)	0.46	0.46	3.09	10	407
15.38	1.49	0.48	0.50	2.35	11	258
15.77	6.72	0.48	0.57	2.69	12	443

12.96	9.07	0.36	0.36	5.54	24,223	377
12.56	2.87	0.38	0.38	5.08	4,193	451
12.87	(13.12)	0.39	0.40	3.42	3,380	407
15.38	1.53	0.38	0.44	2.44	1,061	258
15.78	6.86	0.39	0.51	2.78	918	443

See Notes to Financial Statements.	355

Financial Highlights (continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
11/30/2024	$8.07	$0.69	$0.10	$0.79	$(0.68)	$–	$(0.68)
11/30/2023	7.89	0.67	0.17	0.84	(0.66)	–	(0.66)
11/30/2022	8.37	0.37	(0.48)	(0.11)	(0.37)	–	(0.37)
11/30/2021	8.20	0.33	0.16	0.49	(0.32)	–	(0.32)
11/30/2020	8.73	0.38	(0.53)	(0.15)	(0.32)	(0.06)	(0.38)
Class C
11/30/2024	8.08	0.64	0.09	0.73	(0.63)	–	(0.63)
11/30/2023	7.89	0.62	0.18	0.80	(0.61)	–	(0.61)
11/30/2022	8.37	0.32	(0.48)	(0.16)	(0.32)	–	(0.32)
11/30/2021	8.20	0.27	0.17	0.44	(0.27)	–	(0.27)
11/30/2020	8.74	0.33	(0.54)	(0.21)	(0.27)	(0.06)	(0.33)
Class F
11/30/2024	8.06	0.70	0.10	0.80	(0.69)	–	(0.69)
11/30/2023	7.88	0.66	0.18	0.84	(0.66)	–	(0.66)
11/30/2022	8.36	0.35	(0.45)	(0.10)	(0.38)	–	(0.38)
11/30/2021	8.19	0.33	0.17	0.50	(0.33)	–	(0.33)
11/30/2020	8.72	0.39	(0.54)	(0.15)	(0.32)	(0.06)	(0.38)
Class F3
11/30/2024	8.08	0.71	0.10	0.81	(0.70)	–	(0.70)
11/30/2023	7.90	0.69	0.17	0.86	(0.68)	–	(0.68)
11/30/2022	8.38	0.40	(0.49)	(0.09)	(0.39)	–	(0.39)
11/30/2021	8.21	0.35	0.17	0.52	(0.35)	–	(0.35)
11/30/2020	8.75	0.40	(0.54)	(0.14)	(0.34)	(0.06)	(0.40)
Class I
11/30/2024	8.08	0.71	0.08	0.79	(0.69)	–	(0.69)
11/30/2023	7.89	0.69	0.17	0.86	(0.67)	–	(0.67)
11/30/2022	8.37	0.41	(0.50)	(0.09)	(0.39)	–	(0.39)
11/30/2021	8.20	0.34	0.17	0.51	(0.34)	–	(0.34)
11/30/2020	8.74	0.40	(0.55)	(0.15)	(0.33)	(0.06)	(0.39)
Class R2
11/30/2024	8.08	0.66	0.10	0.76	(0.65)	–	(0.65)
11/30/2023	7.90	0.63	0.17	0.80	(0.62)	–	(0.62)
11/30/2022	8.38	0.35	(0.49)	(0.14)	(0.34)	–	(0.34)
11/30/2021	8.20	0.29	0.18	0.47	(0.29)	–	(0.29)
11/30/2020	8.74	0.35	(0.54)	(0.19)	(0.29)	(0.06)	(0.35)

356	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$8.18	10.10	0.80	0.80	8.45	$1,529,999	105
8.07	10.99	0.80	0.80	8.39	1,596,618	71
7.89	(1.31)	0.80	0.80	4.60	1,882,335	85
8.37	6.07	0.79	0.79	3.87	1,981,600	87
8.20	(1.58)	0.80	0.80	4.65	1,790,285	92

8.18	9.30	1.41	1.41	7.85	269,268	105
8.08	10.43	1.44	1.44	7.74	331,798	71
7.89	(1.93)	1.43	1.43	3.96	441,112	85
8.37	5.42	1.41	1.41	3.26	499,850	87
8.20	(2.31)	1.42	1.42	4.08	616,741	92

8.17	10.08	0.70	0.70	8.57	180,989	105
8.06	11.24	0.71	0.71	8.28	237,963	71
7.88	(1.22)	0.69	0.69	4.24	869,845	85
8.36	6.17	0.69	0.69	3.96	2,999,065	87
8.19	(1.50)	0.70	0.70	4.79	2,231,780	92

8.19	10.40	0.53	0.53	8.73	84,008	105
8.08	11.28	0.54	0.54	8.60	90,205	71
7.90	(1.04)	0.53	0.53	4.95	178,268	85
8.38	6.34	0.53	0.53	4.12	137,808	87
8.21	(1.32)	0.54	0.54	4.92	91,251	92

8.18	10.19	0.60	0.60	8.65	2,595,978	105
8.08	11.35	0.60	0.60	8.60	2,579,223	71
7.89	(1.11)	0.60	0.60	5.05	2,954,554	85
8.37	6.28	0.59	0.59	4.06	1,133,927	87
8.20	(1.50)	0.60	0.60	4.92	855,140	92

8.19	9.67	1.20	1.20	8.06	665	105
8.08	10.54	1.20	1.20	7.95	760	71
7.90	(1.70)	1.20	1.20	4.28	1,086	85
8.38	5.78	1.19	1.19	3.48	965	87
8.20	(2.09)	1.20	1.20	4.26	1,026	92

See Notes to Financial Statements.	357

Financial Highlights (continued)

FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R3
11/30/2024	$8.07	$0.66	$0.10	$0.76	$(0.65)	$–	$(0.65)
11/30/2023	7.89	0.65	0.16	0.81	(0.63)	–	(0.63)
11/30/2022	8.37	0.36	(0.49)	(0.13)	(0.35)	–	(0.35)
11/30/2021	8.20	0.30	0.17	0.47	(0.30)	–	(0.30)
11/30/2020	8.74	0.35	(0.54)	(0.19)	(0.29)	(0.06)	(0.35)
Class R4
11/30/2024	8.07	0.69	0.09	0.78	(0.67)	–	(0.67)
11/30/2023	7.89	0.67	0.16	0.83	(0.65)	–	(0.65)
11/30/2022	8.37	0.36	(0.47)	(0.11)	(0.37)	–	(0.37)
11/30/2021	8.20	0.32	0.17	0.49	(0.32)	–	(0.32)
11/30/2020	8.73	0.38	(0.54)	(0.16)	(0.31)	(0.06)	(0.37)
Class R5
11/30/2024	8.08	0.71	0.09	0.80	(0.69)	–	(0.69)
11/30/2023	7.90	0.69	0.16	0.85	(0.67)	–	(0.67)
11/30/2022	8.38	0.39	(0.48)	(0.09)	(0.39)	–	(0.39)
11/30/2021	8.21	0.34	0.17	0.51	(0.34)	–	(0.34)
11/30/2020	8.75	0.40	(0.55)	(0.15)	(0.33)	(0.06)	(0.39)
Class R6
11/30/2024	8.08	0.71	0.10	0.81	(0.70)	–	(0.70)
11/30/2023	7.90	0.68	0.18	0.86	(0.68)	–	(0.68)
11/30/2022	8.38	0.39	(0.48)	(0.09)	(0.39)	–	(0.39)
11/30/2021	8.20	0.35	0.18	0.53	(0.35)	–	(0.35)
11/30/2020	8.74	0.40	(0.54)	(0.14)	(0.34)	(0.06)	(0.40)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

358	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$8.18	9.64	1.10	1.10	8.14	$100,063	105
8.07	10.80	1.10	1.10	8.13	86,913	71
7.89	(1.60)	1.10	1.10	4.48	76,898	85
8.37	5.76	1.09	1.09	3.58	51,915	87
8.20	(1.99)	1.10	1.10	4.35	43,458	92

8.18	10.05	0.85	0.85	8.42	1,377	105
8.07	10.93	0.85	0.85	8.36	1,532	71
7.89	(1.36)	0.84	0.84	4.36	1,746	85
8.37	6.02	0.84	0.84	3.83	2,680	87
8.20	(1.63)	0.85	0.85	4.64	2,953	92

8.19	10.32	0.60	0.60	8.64	2,205	105
8.08	11.21	0.60	0.60	8.64	2,004	71
7.90	(1.11)	0.60	0.60	4.73	2,123	85
8.38	6.28	0.59	0.59	4.08	2,975	87
8.21	(1.49)	0.60	0.60	4.93	5,019	92

8.19	10.40	0.53	0.53	8.71	46,421	105
8.08	11.28	0.54	0.54	8.56	39,119	71
7.90	(1.04)	0.53	0.53	4.83	71,452	85
8.38	6.48	0.53	0.53	4.15	95,334	87
8.20	(1.44)	0.54	0.54	4.89	124,190	92

See Notes to Financial Statements.	359

Financial Highlights (continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
11/30/2024	$6.13	$0.45	$0.32		$0.77	$(0.45)	$–	$(0.45)
11/30/2023	6.20	0.38	(0.05)		0.33	(0.40)	–	(0.40)
11/30/2022	7.43	0.35	(1.20)		(0.85)	(0.37)	(0.01)	(0.38)
11/30/2021	7.30	0.35	0.14		0.49	(0.36)	–	(0.36)
11/30/2020	7.37	0.36	(0.05	)(c)	0.31	(0.38)	–	(0.38)
Class C
11/30/2024	6.10	0.41	0.32		0.73	(0.41)	–	(0.41)
11/30/2023	6.17	0.34	(0.05)		0.29	(0.36)	–	(0.36)
11/30/2022	7.39	0.31	(1.19)		(0.88)	(0.33)	(0.01)	(0.34)
11/30/2021	7.27	0.30	0.13		0.43	(0.31)	–	(0.31)
11/30/2020	7.33	0.32	(0.04	)(c)	0.28	(0.34)	–	(0.34)
Class F
11/30/2024	6.12	0.45	0.33		0.78	(0.46)	–	(0.46)
11/30/2023	6.19	0.38	(0.05)		0.33	(0.40)	–	(0.40)
11/30/2022	7.42	0.36	(1.20)		(0.84)	(0.38)	(0.01)	(0.39)
11/30/2021	7.30	0.35	0.14		0.49	(0.37)	–	(0.37)
11/30/2020	7.36	0.37	(0.04	)(c)	0.33	(0.39)	–	(0.39)
Class F3
11/30/2024	6.16	0.47	0.32		0.79	(0.47)	–	(0.47)
11/30/2023	6.23	0.41	(0.06)		0.35	(0.42)	–	(0.42)
11/30/2022	7.46	0.37	(1.20)		(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.34	0.37	0.13		0.50	(0.38)	–	(0.38)
11/30/2020	7.41	0.37	(0.03	)(c)	0.34	(0.41)	–	(0.41)
Class I
11/30/2024	6.16	0.46	0.33		0.79	(0.47)	–	(0.47)
11/30/2023	6.23	0.40	(0.06)		0.34	(0.41)	–	(0.41)
11/30/2022	7.46	0.36	(1.19)		(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.34	0.36	0.14		0.50	(0.38)	–	(0.38)
11/30/2020	7.40	0.37	(0.03	)(c)	0.34	(0.40)	–	(0.40)

360	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$6.45	12.96	0.92	0.93	7.07	$736,258	82
6.13	5.50	0.92	0.92	6.28	708,970	84
6.20	(11.62)	0.89	0.90	5.24	799,529	106
7.43	6.74	0.88	0.88	4.59	1,089,069	113
7.30	4.65	0.90	0.90	5.15	1,134,235	126

6.42	12.30	1.53	1.54	6.46	108,368	82
6.10	4.85	1.54	1.54	5.64	128,213	84
6.17	(12.12)	1.52	1.52	4.61	166,372	106
7.39	5.94	1.50	1.50	3.96	258,441	113
7.27	4.14	1.53	1.53	4.55	287,145	126

6.44	12.90	0.82	0.83	7.15	77,748	82
6.12	5.77	0.82	0.82	6.22	133,738	84
6.19	(11.56)	0.79	0.80	5.22	456,720	106
7.42	6.70	0.77	0.77	4.68	2,239,174	113
7.30	4.89	0.80	0.80	5.24	2,097,727	126

6.48	13.28	0.61	0.62	7.38	478,251	82
6.16	5.83	0.61	0.61	6.60	440,078	84
6.23	(11.29)	0.60	0.60	5.54	558,736	106
7.46	6.90	0.59	0.59	4.88	737,768	113
7.34	4.97	0.60	0.60	5.31	1,984,689	126

6.48	13.16	0.72	0.73	7.27	1,605,857	82
6.16	5.72	0.72	0.72	6.48	1,612,167	84
6.23	(11.37)	0.69	0.70	5.46	1,753,902	106
7.46	6.80	0.67	0.67	4.78	1,759,013	113
7.34	5.00	0.70	0.70	5.30	1,664,193	126

See Notes to Financial Statements.	361

Financial Highlights (continued)

HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)		Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R2
11/30/2024	$6.17	$0.43	$0.32		$0.75	$(0.43)	$–	$(0.43)
11/30/2023	6.24	0.36	(0.05)		0.31	(0.38)	–	(0.38)
11/30/2022	7.47	0.33	(1.20)		(0.87)	(0.35)	(0.01)	(0.36)
11/30/2021	7.35	0.32	0.13		0.45	(0.33)	–	(0.33)
11/30/2020	7.41	0.34	(0.04	)(c)	0.30	(0.36)	–	(0.36)
Class R3
11/30/2024	6.17	0.43	0.33		0.76	(0.44)	–	(0.44)
11/30/2023	6.24	0.37	(0.06)		0.31	(0.38)	–	(0.38)
11/30/2022	7.47	0.33	(1.20)		(0.87)	(0.35)	(0.01)	(0.36)
11/30/2021	7.35	0.32	0.14		0.46	(0.34)	–	(0.34)
11/30/2020	7.41	0.34	(0.04	)(c)	0.30	(0.36)	–	(0.36)
Class R4
11/30/2024	6.13	0.44	0.33		0.77	(0.45)	–	(0.45)
11/30/2023	6.20	0.38	(0.05)		0.33	(0.40)	–	(0.40)
11/30/2022	7.43	0.35	(1.20)		(0.85)	(0.37)	(0.01)	(0.38)
11/30/2021	7.30	0.34	0.14		0.48	(0.35)	–	(0.35)
11/30/2020	7.37	0.36	(0.05	)(c)	0.31	(0.38)	–	(0.38)
Class R5
11/30/2024	6.16	0.46	0.33		0.79	(0.47)	–	(0.47)
11/30/2023	6.23	0.40	(0.06)		0.34	(0.41)	–	(0.41)
11/30/2022	7.46	0.36	(1.19)		(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.33	0.36	0.15		0.51	(0.38)	–	(0.38)
11/30/2020	7.40	0.38	(0.05	)(c)	0.33	(0.40)	–	(0.40)
Class R6
11/30/2024	6.16	0.47	0.33		0.80	(0.47)	–	(0.47)
11/30/2023	6.23	0.40	(0.05)		0.35	(0.42)	–	(0.42)
11/30/2022	7.46	0.37	(1.20)		(0.83)	(0.39)	(0.01)	(0.40)
11/30/2021	7.34	0.37	0.13		0.50	(0.38)	–	(0.38)
11/30/2020	7.41	0.38	(0.04	)(c)	0.34	(0.41)	–	(0.41)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended November 30, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

362	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$6.49	12.48	1.32	1.33	6.67	$5,703	82
6.17	5.09	1.32	1.32	5.91	5,265	84
6.24	(11.88)	1.29	1.30	4.85	4,736	106
7.47	6.17	1.27	1.28	4.19	6,381	113
7.35	4.39	1.31	1.31	4.81	6,662	126

6.49	12.59	1.22	1.23	6.77	83,982	82
6.17	5.19	1.22	1.22	5.99	82,376	84
6.24	(11.80)	1.19	1.20	4.94	85,877	106
7.47	6.27	1.17	1.18	4.29	113,623	113
7.35	4.49	1.20	1.20	4.87	114,737	126

6.45	12.91	0.97	0.98	7.02	59,760	82
6.13	5.45	0.97	0.97	6.21	60,932	84
6.20	(11.67)	0.94	0.95	5.20	76,122	106
7.43	6.69	0.92	0.93	4.54	96,477	113
7.30	4.61	0.95	0.95	5.11	113,046	126

6.48	13.16	0.72	0.73	7.27	172,736	82
6.16	5.89	0.72	0.72	6.47	184,673	84
6.23	(11.52)	0.69	0.70	5.45	213,656	106
7.46	6.95	0.67	0.68	4.80	267,722	113
7.33	4.87	0.70	0.70	5.37	256,527	126

6.49	13.45	0.61	0.62	7.38	346,832	82
6.16	5.83	0.61	0.61	6.57	466,516	84
6.23	(11.29)	0.60	0.60	5.55	581,901	106
7.46	6.90	0.58	0.59	4.88	700,615	113
7.34	4.97	0.61	0.61	5.45	643,491	126

See Notes to Financial Statements.	363

Financial Highlights (continued)

INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2024	$2.37	$0.13	$0.10	$0.23	$(0.13)	$–	$(0.13)
11/30/2023	2.40	0.11	(0.02)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	(0.01)	0.07	(0.09)	–	(0.09)
11/30/2020	2.90	0.09	0.13	0.22	(0.11)	–	(0.11)
Class C
11/30/2024	2.38	0.11	0.11	0.22	(0.12)	–	(0.12)
11/30/2023	2.41	0.10	(0.03)	0.07	(0.10)	–	(0.10)
11/30/2022	3.00	0.07	(0.53)	(0.46)	(0.08)	(0.05)	(0.13)
11/30/2021	3.02	0.06	(0.01)	0.05	(0.07)	–	(0.07)
11/30/2020	2.92	0.07	0.12	0.19	(0.09)	–	(0.09)
Class F
11/30/2024	2.36	0.13	0.10	0.23	(0.13)	–	(0.13)
11/30/2023	2.40	0.11	(0.03)	0.08	(0.12)	–	(0.12)
11/30/2022	2.99	0.08	(0.52)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	(0.01)	0.07	(0.09)	–	(0.09)
11/30/2020	2.91	0.09	0.12	0.21	(0.11)	–	(0.11)
Class F3
11/30/2024	2.37	0.13	0.11	0.24	(0.14)	–	(0.14)
11/30/2023	2.40	0.12	(0.03)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.52)	(0.43)	(0.11)	(0.05)	(0.16)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
11/30/2020	2.90	0.10	0.12	0.22	(0.11)	–	(0.11)
Class I
11/30/2024	2.37	0.13	0.11	0.24	(0.14)	–	(0.14)
11/30/2023	2.40	0.12	(0.03)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
11/30/2020	2.91	0.10	0.11	0.21	(0.11)	–	(0.11)
Class R2
11/30/2024	2.38	0.12	0.11	0.23	(0.12)	–	(0.12)
11/30/2023	2.42	0.10	(0.03)	0.07	(0.11)	–	(0.11)
11/30/2022	3.01	0.08	(0.53)	(0.45)	(0.09)	(0.05)	(0.14)
11/30/2021	3.03	0.06	–	0.06	(0.08)	–	(0.08)
11/30/2020	2.93	0.08	0.11	0.19	(0.09)	–	(0.09)

364	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$2.47	10.00	0.71	0.71	5.16	$1,314,954	190
2.37	3.75	0.73	0.73	4.64	1,004,478	108
2.40	(15.22)	0.74	0.75	3.29	967,719	158
2.99	2.38	0.73	0.73	2.53	1,275,012	112
3.01	7.65	0.76	0.76	3.11	1,229,762	112

2.48	9.31	1.33	1.33	4.53	54,883	190
2.38	3.13	1.34	1.34	4.01	41,941	108
2.41	(15.68)	1.37	1.37	2.61	45,245	158
3.00	1.74	1.36	1.36	1.90	81,240	112
3.02	6.60	1.38	1.38	2.53	107,888	112

2.46	10.14	0.61	0.61	5.23	33,895	190
2.36	3.42	0.63	0.63	4.64	55,509	108
2.40	(15.14)	0.64	0.64	3.08	111,920	158
2.99	2.48	0.63	0.63	2.62	570,553	112
3.01	7.38	0.66	0.66	3.20	570,685	112

2.47	10.29	0.45	0.45	5.43	1,770,605	190
2.37	4.03	0.45	0.45	4.94	1,184,461	108
2.40	(14.98)	0.46	0.46	3.59	849,235	158
2.99	2.66	0.45	0.45	2.79	985,589	112
3.01	7.95	0.47	0.47	3.38	722,882	112

2.47	10.22	0.51	0.51	5.36	2,327,403	190
2.37	3.96	0.52	0.52	4.93	1,221,977	108
2.40	(15.05)	0.54	0.55	3.72	429,047	158
2.99	2.58	0.53	0.53	2.73	135,925	112
3.01	7.49	0.56	0.56	3.33	155,970	112

2.49	9.99	1.11	1.11	4.75	690	190
2.38	2.92	1.13	1.13	4.18	815	108
2.42	(15.43)	1.14	1.15	2.90	1,107	158
3.01	1.98	1.13	1.13	2.14	1,350	112
3.03	6.83	1.16	1.16	2.73	1,730	112

See Notes to Financial Statements.	365

Financial Highlights (continued)

INCOME FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
11/30/2024	$2.37	$0.12	$0.12	$0.24	$(0.13)	$–	$(0.13)
11/30/2023	2.41	0.10	(0.03)	0.07	(0.11)	–	(0.11)
11/30/2022	3.00	0.08	(0.53)	(0.45)	(0.09)	(0.05)	(0.14)
11/30/2021	3.02	0.07	(0.01)	0.06	(0.08)	–	(0.08)
11/30/2020	2.91	0.08	0.13	0.21	(0.10)	–	(0.10)
Class R4
11/30/2024	2.37	0.12	0.11	0.23	(0.13)	–	(0.13)
11/30/2023	2.40	0.11	(0.02)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	(0.01)	0.07	(0.09)	–	(0.09)
11/30/2020	2.90	0.09	0.12	0.21	(0.10)	–	(0.10)
Class R5
11/30/2024	2.37	0.13	0.11	0.24	(0.14)	–	(0.14)
11/30/2023	2.40	0.12	(0.03)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.53)	(0.44)	(0.10)	(0.05)	(0.15)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
11/30/2020	2.91	0.10	0.11	0.21	(0.11)	–	(0.11)
Class R6
11/30/2024	2.37	0.13	0.11	0.24	(0.14)	–	(0.14)
11/30/2023	2.40	0.12	(0.03)	0.09	(0.12)	–	(0.12)
11/30/2022	2.99	0.09	(0.52)	(0.43)	(0.11)	(0.05)	(0.16)
11/30/2021	3.01	0.08	–	0.08	(0.10)	–	(0.10)
11/30/2020	2.90	0.10	0.12	0.22	(0.11)	–	(0.11)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

366	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$2.48	10.12	1.01	1.01	4.86	$52,447	190
2.37	3.02	1.03	1.03	4.34	49,344	108
2.41	(15.41)	1.04	1.05	3.00	47,036	158
3.00	2.08	1.03	1.03	2.23	56,410	112
3.02	7.32	1.06	1.06	2.83	53,114	112

2.47	9.95	0.76	0.76	5.10	5,937	190
2.37	3.70	0.78	0.78	4.59	5,895	108
2.40	(15.26)	0.79	0.80	3.38	5,992	158
2.99	2.33	0.78	0.78	2.50	4,501	112
3.01	7.60	0.81	0.81	3.07	9,205	112

2.47	10.22	0.51	0.51	5.36	2,433	190
2.37	3.96	0.53	0.53	4.85	1,939	108
2.40	(15.05)	0.54	0.55	3.31	1,559	158
2.99	2.59	0.53	0.53	2.73	6,309	112
3.01	7.50	0.56	0.56	3.32	6,548	112

2.47	10.29	0.44	0.44	5.42	61,681	190
2.37	4.04	0.46	0.46	4.92	49,944	108
2.40	(14.98)	0.46	0.46	3.59	42,966	158
2.99	2.67	0.45	0.45	2.81	60,434	112
3.01	7.95	0.48	0.48	3.40	55,981	112

See Notes to Financial Statements.	367

Financial Highlights (continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
11/30/2024	$11.39	$0.38	$0.36	$0.74	$(0.50)	$11.63
11/30/2023	11.65	0.36	(0.16)	0.20	(0.46)	11.39
11/30/2022	12.44	0.25	(0.68)	(0.43)	(0.36)	11.65
11/30/2021	11.33	0.13	1.28	1.41	(0.30)	12.44
11/30/2020	11.23	0.26	0.26 (c)	0.52	(0.42)	11.33
Class C
11/30/2024	11.41	0.30	0.36	0.66	(0.43)	11.64
11/30/2023	11.67	0.28	(0.16)	0.12	(0.38)	11.41
11/30/2022	12.46	0.16	(0.68)	(0.52)	(0.27)	11.67
11/30/2021	11.35	0.05	1.29	1.34	(0.23)	12.46
11/30/2020	11.25	0.20	0.25 (c)	0.45	(0.35)	11.35
Class F
11/30/2024	11.41	0.39	0.35	0.74	(0.51)	11.64
11/30/2023	11.67	0.37	(0.16)	0.21	(0.47)	11.41
11/30/2022	12.46	0.23	(0.65)	(0.42)	(0.37)	11.67
11/30/2021	11.35	0.14	1.29	1.43	(0.32)	12.46
11/30/2020	11.24	0.27	0.27 (c)	0.54	(0.43)	11.35
Class F3
11/30/2024	11.40	0.41	0.36	0.77	(0.53)	11.64
11/30/2023	11.66	0.39	(0.16)	0.23	(0.49)	11.40
11/30/2022	12.45	0.29	(0.69)	(0.40)	(0.39)	11.66
11/30/2021	11.34	0.14	1.30	1.44	(0.33)	12.45
11/30/2020	11.23	0.29	0.27 (c)	0.56	(0.45)	11.34
Class I
11/30/2024	11.39	0.40	0.35	0.75	(0.52)	11.62
11/30/2023	11.65	0.38	(0.16)	0.22	(0.48)	11.39
11/30/2022	12.44	0.29	(0.69)	(0.40)	(0.39)	11.65
11/30/2021	11.34	0.16	1.27	1.43	(0.33)	12.44
11/30/2020	11.24	0.28	0.26 (c)	0.54	(0.44)	11.34
Class R2
11/30/2024	11.34	0.33	0.35	0.68	(0.45)	11.57
11/30/2023	11.60	0.32	(0.17)	0.15	(0.41)	11.34
11/30/2022	12.38	0.23	(0.70)	(0.47)	(0.31)	11.60
11/30/2021	11.30	0.11	1.23	1.34	(0.26)	12.38
11/30/2020	11.22	0.20	0.26 (c)	0.46	(0.38)	11.30

368	See Notes to Financial Statements

	Ratios to Average Net Assets:			Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

6.60	0.78	0.79	3.24	$155,796	78
1.91	0.72	0.73	3.12	227,812	18
(3.51)	0.66	0.67	2.02	472,591	67
12.59	0.64	0.64	1.06	560,624	97
4.87	0.69	0.70	2.40	89,956	97

5.86	1.39	1.40	2.62	28,791	78
1.22	1.40	1.41	2.43	46,548	18
(4.20)	1.40	1.40	1.34	94,132	67
11.85	1.31	1.31	0.39	92,580	97
4.23	1.30	1.31	1.81	17,716	97

6.61	0.68	0.69	3.33	21,019	78
2.02	0.62	0.63	3.17	45,980	18
(3.40)	0.54	0.55	1.83	284,593	67
12.68	0.54	0.54	1.11	1,818,238	97
5.06	0.59	0.60	2.52	187,180	97

6.90	0.49	0.51	3.51	62,785	78
2.17	0.45	0.46	3.38	116,797	18
(3.23)	0.38	0.39	2.39	308,596	67
12.86	0.38	0.38	1.17	236,951	97
5.24	0.42	0.43	2.68	8,595	97

6.72	0.58	0.59	3.45	431,903	78
2.11	0.51	0.52	3.32	738,283	18
(3.31)	0.47	0.48	2.37	1,476,955	67
12.73	0.44	0.45	1.32	1,006,157	97
5.08	0.49	0.50	2.63	320,045	97

6.10	1.17	1.19	2.89	483	78
1.58	1.11	1.12	2.79	428	18
(3.92)	1.08	1.09	1.97	169	67
11.96	1.07	1.07	0.96	–	97
4.28	1.07	1.08	1.83	166	97

See Notes to Financial Statements.	369

Financial Highlights (continued)

INFLATION FOCUSED FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R3
11/30/2024	$11.39	$0.35	$0.35	$0.70	$(0.47)	$11.62
11/30/2023	11.65	0.33	(0.16)	0.17	(0.43)	11.39
11/30/2022	12.44	0.22	(0.69)	(0.47)	(0.32)	11.65
11/30/2021	11.34	0.11	1.26	1.37	(0.27)	12.44
11/30/2020	11.23	0.22	0.28 (c)	0.50	(0.39)	11.34
Class R4
11/30/2024	11.39	0.38	0.34	0.72	(0.49)	11.62
11/30/2023	11.65	0.36	(0.16)	0.20	(0.46)	11.39
11/30/2022	12.44	0.24	(0.68)	(0.44)	(0.35)	11.65
11/30/2021	11.34	0.15	1.25	1.40	(0.30)	12.44
11/30/2020	11.23	0.26	0.26 (c)	0.52	(0.41)	11.34
Class R5
11/30/2024	11.38	0.40	0.35	0.75	(0.52)	11.61
11/30/2023	11.64	0.39	(0.17)	0.22	(0.48)	11.38
11/30/2022	12.43	0.29	(0.70)	(0.41)	(0.38)	11.64
11/30/2021	11.33	0.17	1.26	1.43	(0.33)	12.43
11/30/2020	11.23	0.28	0.26 (c)	0.54	(0.44)	11.33
Class R6
11/30/2024	11.38	0.42	0.35	0.77	(0.53)	11.62
11/30/2023	11.64	0.39	(0.16)	0.23	(0.49)	11.38
11/30/2022	12.43	0.27	(0.67)	(0.40)	(0.39)	11.64
11/30/2021	11.34	0.18	1.25	1.43	(0.34)	12.43
11/30/2020	11.23	0.29	0.27 (c)	0.56	(0.45)	11.34

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended November 30, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

370	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

6.19	1.08	1.09	3.06	$709	78
1.70	1.01	1.02	2.86	1,017	18
(3.88)	0.97	0.97	1.81	462	67
12.17	0.94	0.95	0.90	402	97
4.65	0.98	0.99	2.03	226	97

6.46	0.82	0.84	3.26	2,608	78
1.86	0.76	0.77	3.11	2,684	18
(3.55)	0.72	0.72	1.97	1,682	67
12.46	0.70	0.70	1.21	2,020	97
4.91	0.74	0.75	2.35	1,706	97

6.72	0.57	0.59	3.48	1,689	78
2.11	0.50	0.51	3.43	1,556	18
(3.32)	0.48	0.48	2.42	473	67
12.75	0.45	0.45	1.40	304	97
5.08	0.49	0.50	2.64	170	97

6.90	0.49	0.50	3.64	24,678	78
2.17	0.46	0.47	3.40	14,116	18
(3.24)	0.38	0.39	2.25	11,328	67
12.71	0.39	0.40	1.52	16,742	97
5.24	0.42	0.43	2.70	14,541	97

See Notes to Financial Statements.	371

Financial Highlights (continued)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
11/30/2024	$9.10	$0.44		$0.12	$0.56	$(0.45)	$9.21
11/30/2023	9.12	0.40		– (c)	0.40	(0.42)	9.10
11/30/2022	9.77	0.18		(0.58)	(0.40)	(0.25)	9.12
11/30/2021	9.89	0.07		(0.02)	0.05	(0.17)	9.77
11/30/2020	9.89	0.14		0.10	0.24	(0.24)	9.89
Class C
11/30/2024	9.10	0.38		0.11	0.49	(0.39)	9.20
11/30/2023	9.11	0.34		0.02 (d)	0.36	(0.37)	9.10
11/30/2022	9.76	0.11		(0.58)	(0.47)	(0.18)	9.11
11/30/2021	9.89	–	(c)	(0.03)	(0.03)	(0.10)	9.76
11/30/2020	9.89	0.09		0.08	0.17	(0.17)	9.89
Class F
11/30/2024	9.10	0.45		0.11	0.56	(0.46)	9.20
11/30/2023	9.11	0.40		0.02 (d)	0.42	(0.43)	9.10
11/30/2022	9.76	0.14		(0.53)	(0.39)	(0.26)	9.11
11/30/2021	9.89	0.08		(0.03)	0.05	(0.18)	9.76
11/30/2020	9.89	0.16		0.09	0.25	(0.25)	9.89
Class F3
11/30/2024	9.09	0.47		0.11	0.58	(0.47)	9.20
11/30/2023	9.11	0.43		– (c)	0.43	(0.45)	9.09
11/30/2022	9.76	0.26		(0.64)	(0.38)	(0.27)	9.11
11/30/2021	9.88	0.10		(0.02)	0.08	(0.20)	9.76
11/30/2020	9.89	0.37		(0.11)	0.26	(0.27)	9.88
Class I
11/30/2024	9.09	0.46		0.12	0.58	(0.47)	9.20
11/30/2023	9.11	0.42		– (c)	0.42	(0.44)	9.09
11/30/2022	9.77	0.19		(0.58)	(0.39)	(0.27)	9.11
11/30/2021	9.89	0.09		(0.02)	0.07	(0.19)	9.77
11/30/2020	9.89	0.16		0.10	0.26	(0.26)	9.89
Class R3
11/30/2024	9.09	0.42		0.11	0.53	(0.42)	9.20
11/30/2023	9.11	0.37		0.01 (d)	0.38	(0.40)	9.09
11/30/2022	9.76	0.19		(0.62)	(0.43)	(0.22)	9.11
11/30/2021	9.89	0.04		(0.03)	0.01	(0.14)	9.76
11/30/2020	9.89	0.13		0.08	0.21	(0.21)	9.89

372	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

6.25	0.60	0.72	4.81	$89,259	78
4.54	0.60	0.76	4.40	80,362	94
(4.16)	0.60	0.79	1.88	44,849	176
0.48	0.60	0.79	0.71	47,227	220
2.46	0.60	1.00	1.47	32,022	351

5.46	1.24	1.37	4.15	8,486	78
3.99	1.23	1.39	3.75	5,345	94
(4.79)	1.26	1.46	1.18	4,445	176
(0.29)	1.28	1.47	0.04	4,026	220
1.76	1.28	1.71	0.90	4,334	351

6.24	0.50	0.62	4.91	5,670	78
4.75	0.50	0.65	4.36	7,546	94
(4.06)	0.50	0.68	1.46	19,105	176
0.48	0.50	0.69	0.81	104,324	220
2.54	0.50	0.91	1.58	82,951	351

6.57	0.31	0.42	5.10	64,070	78
4.84	0.31	0.47	4.71	46,134	94
(3.91)	0.33	0.49	2.83	29,952	176
0.80	0.34	0.52	1.02	514	220
2.65	0.36	1.06	3.78	12	351

6.35	0.40	0.52	5.01	329,513	78
4.86	0.40	0.56	4.64	272,872	94
(4.06)	0.40	0.59	2.08	135,395	176
0.68	0.40	0.59	0.89	26,463	220
2.65	0.40	0.80	1.63	4,402	351

5.93	0.90	1.03	4.54	114	78
4.22	0.90	1.06	4.09	605	94
(4.45)	0.90	1.12	2.03	582	176
0.09	0.90	1.09	0.42	61	220
2.16	0.90	1.34	1.32	98	351

See Notes to Financial Statements.	373

Financial Highlights (continued)

SHORT DURATION CORE BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R4
11/30/2024	$9.10	$0.44	$0.10	$0.54	$(0.44)	$9.20
11/30/2023	9.11	0.41	– (c)	0.41	(0.42)	9.10
11/30/2022	9.77	0.16	(0.58)	(0.42)	(0.24)	9.11
11/30/2021	9.89	0.07	(0.03)	0.04	(0.16)	9.77
11/30/2020	9.89	0.18	0.05	0.23	(0.23)	9.89
Class R5
11/30/2024	9.10	0.46	0.11	0.57	(0.47)	9.20
11/30/2023	9.11	0.42	0.01 (d)	0.43	(0.44)	9.10
11/30/2022	9.77	0.18	(0.58)	(0.40)	(0.26)	9.11
11/30/2021	9.89	0.09	(0.02)	0.07	(0.19)	9.77
11/30/2020	9.89	0.20	0.06	0.26	(0.26)	9.89
Class R6
11/30/2024	9.09	0.47	0.11	0.58	(0.47)	9.20
11/30/2023	9.11	0.43	– (c)	0.43	(0.45)	9.09
11/30/2022	9.76	0.19	(0.57)	(0.38)	(0.27)	9.11
11/30/2021	9.89	0.10	(0.04)	0.06	(0.19)	9.76
11/30/2020	9.89	0.21	0.06	0.27	(0.27)	9.89

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount less than $0.01.
(d)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended November 30, 2023, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

374	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

6.08	0.65	0.77	4.75	$42	78
4.59	0.65	0.80	4.47	40	94
(4.31)	0.65	0.80	1.71	11	176
0.44	0.65	0.81	0.67	12	220
2.41	0.65	1.11	1.81	12	351

6.35	0.41	0.50	5.00	11	78
4.85	0.40	0.52	4.59	11	94
(4.07)	0.40	0.57	1.95	11	176
0.68	0.40	0.57	0.90	12	220
2.66	0.40	0.87	2.06	12	351

6.57	0.31	0.42	5.07	2,458	78
4.84	0.31	0.47	4.69	1,223	94
(3.90)	0.33	0.49	2.04	925	176
0.65	0.34	0.52	0.98	963	220
2.75	0.36	0.81	2.17	911	351

See Notes to Financial Statements.	375

Financial Highlights (continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)		Total from investment operations	Net investment income	Net asset value, end of period
Class A
11/30/2024	$3.82	$0.17	$0.07		$0.24	$(0.19)	$3.87
11/30/2023	3.84	0.15	–	(c)	0.15	(0.17)	3.82
11/30/2022	4.16	0.08	(0.28)		(0.20)	(0.12)	3.84
11/30/2021	4.20	0.07	(0.01)		0.06	(0.10)	4.16
11/30/2020	4.21	0.09	0.02	(d)	0.11	(0.12)	4.20
Class C
11/30/2024	3.84	0.15	0.08		0.23	(0.17)	3.90
11/30/2023	3.86	0.12	0.01		0.13	(0.15)	3.84
11/30/2022	4.19	0.06	(0.30)		(0.24)	(0.09)	3.86
11/30/2021	4.22	0.04	–		0.04	(0.07)	4.19
11/30/2020	4.23	0.07	0.02	(d)	0.09	(0.10)	4.22
Class F
11/30/2024	3.82	0.17	0.07		0.24	(0.19)	3.87
11/30/2023	3.83	0.15	0.02		0.17	(0.18)	3.82
11/30/2022	4.16	0.08	(0.29)		(0.21)	(0.12)	3.83
11/30/2021	4.19	0.07	–		0.07	(0.10)	4.16
11/30/2020	4.21	0.10	0.01	(d)	0.11	(0.13)	4.19
Class F3
11/30/2024	3.82	0.18	0.08		0.26	(0.20)	3.88
11/30/2023	3.84	0.16	–	(c)	0.16	(0.18)	3.82
11/30/2022	4.17	0.10	(0.30)		(0.20)	(0.13)	3.84
11/30/2021	4.20	0.08	–		0.08	(0.11)	4.17
11/30/2020	4.21	0.10	0.02	(d)	0.12	(0.13)	4.20
Class I
11/30/2024	3.82	0.18	0.07		0.25	(0.20)	3.87
11/30/2023	3.83	0.16	0.01		0.17	(0.18)	3.82
11/30/2022	4.16	0.10	(0.30)		(0.20)	(0.13)	3.83
11/30/2021	4.19	0.07	0.01	(d)	0.08	(0.11)	4.16
11/30/2020	4.21	0.10	0.01	(d)	0.11	(0.13)	4.19
Class R2
11/30/2024	3.82	0.15	0.09		0.24	(0.18)	3.88
11/30/2023	3.84	0.13	0.01		0.14	(0.16)	3.82
11/30/2022	4.16	0.07	(0.29)		(0.22)	(0.10)	3.84
11/30/2021	4.20	0.05	(0.01)		0.04	(0.08)	4.16
11/30/2020	4.21	0.08	0.02	(d)	0.10	(0.11)	4.20

376	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

6.43	0.58	0.58	4.41	$7,427,558	92
4.02	0.59	0.59	3.84	7,726,193	54
(4.90)	0.58	0.58	2.10	9,589,050	75
1.40	0.58	0.58	1.55	13,355,736	84
2.76	0.59	0.59	2.22	12,733,693	102

6.05	1.19	1.19	3.79	1,333,782	92
3.39	1.21	1.21	3.22	1,598,563	54
(5.69)	1.22	1.22	1.45	2,170,217	75
0.99	1.23	1.23	0.91	3,379,490	84
2.10	1.24	1.24	1.62	3,914,470	102

6.54	0.48	0.48	4.49	1,084,870	92
4.40	0.49	0.49	3.81	1,469,843	54
(5.05)	0.48	0.48	1.96	6,132,794	75
1.74	0.48	0.48	1.65	26,865,299	84
2.62	0.49	0.49	2.33	23,546,579	102

7.00	0.31	0.31	4.69	4,559,643	92
4.31	0.31	0.32	4.12	4,626,104	54
(4.87)	0.31	0.32	2.41	5,143,625	75
1.91	0.31	0.31	1.81	5,139,001	84
3.03	0.33	0.33	2.48	4,425,861	102

6.64	0.38	0.38	4.61	26,180,734	92
4.50	0.39	0.39	4.06	26,240,622	54
(4.95)	0.38	0.38	2.51	25,868,734	75
1.85	0.38	0.38	1.74	12,428,298	84
2.97	0.39	0.39	2.44	9,762,949	102

6.28	0.98	0.98	4.01	5,210	92
3.61	0.99	0.99	3.45	5,427	54
(5.28)	0.98	0.98	1.70	6,312	75
1.00	0.98	0.98	1.17	9,901	84
2.36	0.99	0.99	1.85	13,909	102

See Notes to Financial Statements.	377

Financial Highlights (continued)

SHORT DURATION INCOME FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)		Total from investment operations	Net investment income	Net asset value, end of period
Class R3
11/30/2024	$3.82	$0.16	$0.08		$0.24	$(0.18)	$3.88
11/30/2023	3.84	0.14	–	(c)	0.14	(0.16)	3.82
11/30/2022	4.17	0.07	(0.29)		(0.22)	(0.11)	3.84
11/30/2021	4.20	0.05	0.01	(d)	0.06	(0.09)	4.17
11/30/2020	4.21	0.08	0.02	(d)	0.10	(0.11)	4.20
Class R4
11/30/2024	3.83	0.17	0.07		0.24	(0.19)	3.88
11/30/2023	3.84	0.15	0.01		0.16	(0.17)	3.83
11/30/2022	4.17	0.08	(0.30)		(0.22)	(0.11)	3.84
11/30/2021	4.20	0.07	–		0.07	(0.10)	4.17
11/30/2020	4.22	0.09	0.01	(d)	0.10	(0.12)	4.20
Class R5
11/30/2024	3.81	0.18	0.08		0.26	(0.20)	3.87
11/30/2023	3.83	0.15	0.01		0.16	(0.18)	3.81
11/30/2022	4.15	0.09	(0.29)		(0.20)	(0.12)	3.83
11/30/2021	4.19	0.08	(0.01)		0.07	(0.11)	4.15
11/30/2020	4.20	0.10	0.02	(d)	0.12	(0.13)	4.19
Class R6
11/30/2024	3.82	0.18	0.07		0.25	(0.20)	3.87
11/30/2023	3.83	0.16	0.01		0.17	(0.18)	3.82
11/30/2022	4.16	0.10	(0.30)		(0.20)	(0.13)	3.83
11/30/2021	4.19	0.08	–		0.08	(0.11)	4.16
11/30/2020	4.21	0.10	0.01	(d)	0.11	(0.13)	4.19

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount less than $0.01.
(d)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the years ended November 30, 2020 and 2021, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

378	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

6.39	0.88	0.88	4.11	$300,007	92
3.71	0.89	0.89	3.55	314,049	54
(5.18)	0.88	0.88	1.84	358,357	75
1.10	0.88	0.88	1.26	410,131	84
2.46	0.89	0.89	1.94	384,845	102

6.37	0.63	0.63	4.38	150,243	92
4.24	0.64	0.64	3.80	137,909	54
(5.23)	0.63	0.63	2.10	146,587	75
1.67	0.63	0.63	1.58	168,338	84
2.47	0.64	0.64	2.18	166,524	102

6.92	0.38	0.38	4.62	65,719	92
4.23	0.39	0.39	4.05	64,991	54
(4.79)	0.38	0.38	2.37	65,954	75
1.67	0.38	0.38	1.83	63,717	84
2.97	0.39	0.39	2.45	69,901	102

6.72	0.31	0.31	4.69	1,103,777	92
4.58	0.31	0.32	4.12	1,008,631	54
(4.89)	0.31	0.32	2.42	1,077,561	75
1.91	0.31	0.31	1.82	1,035,235	84
2.79	0.33	0.33	2.50	896,878	102

See Notes to Financial Statements.	379

Financial Highlights (continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
11/30/2024	$8.54	$0.41	$0.27	$0.68	$(0.41)	$–	$(0.41)
11/30/2023	8.76	0.37	(0.20)	0.17	(0.39)	–	(0.39)
11/30/2022	10.54	0.25	(1.68)	(1.43)	(0.29)	(0.06)	(0.35)
11/30/2021	10.91	0.19	(0.12)	0.07	(0.21)	(0.23)	(0.44)
11/30/2020	10.49	0.23	0.46	0.69	(0.27)	–	(0.27)
Class C
11/30/2024	8.53	0.35	0.28	0.63	(0.36)	–	(0.36)
11/30/2023	8.76	0.31	(0.20)	0.11	(0.34)	–	(0.34)
11/30/2022	10.53	0.18	(1.66)	(1.48)	(0.23)	(0.06)	(0.29)
11/30/2021	10.90	0.12	(0.11)	0.01	(0.15)	(0.23)	(0.38)
11/30/2020	10.48	0.17	0.45	0.62	(0.20)	–	(0.20)
Class F
11/30/2024	8.54	0.41	0.28	0.69	(0.42)	–	(0.42)
11/30/2023	8.76	0.37	(0.19)	0.18	(0.40)	–	(0.40)
11/30/2022	10.54	0.24	(1.66)	(1.42)	(0.30)	(0.06)	(0.36)
11/30/2021	10.91	0.20	(0.12)	0.08	(0.22)	(0.23)	(0.45)
11/30/2020	10.48	0.24	0.47	0.71	(0.28)	–	(0.28)
Class F3
11/30/2024	8.54	0.43	0.28	0.71	(0.44)	–	(0.44)
11/30/2023	8.77	0.39	(0.21)	0.18	(0.41)	–	(0.41)
11/30/2022	10.54	0.28	(1.68)	(1.40)	(0.31)	(0.06)	(0.37)
11/30/2021	10.91	0.22	(0.11)	0.11	(0.25)	(0.23)	(0.48)
11/30/2020	10.49	0.27	0.45	0.72	(0.30)	–	(0.30)
Class I
11/30/2024	8.56	0.43	0.27	0.70	(0.43)	–	(0.43)
11/30/2023	8.78	0.39	(0.20)	0.19	(0.41)	–	(0.41)
11/30/2022	10.56	0.28	(1.69)	(1.41)	(0.31)	(0.06)	(0.37)
11/30/2021	10.93	0.22	(0.12)	0.10	(0.24)	(0.23)	(0.47)
11/30/2020	10.50	0.26	0.46	0.72	(0.29)	–	(0.29)
Class P
11/30/2024	8.58	0.38	0.28	0.66	(0.39)	–	(0.39)
11/30/2023	8.81	0.34	(0.20)	0.14	(0.37)	–	(0.37)
11/30/2022	10.59	0.22	(1.68)	(1.46)	(0.26)	(0.06)	(0.32)
11/30/2021	10.96	0.16	(0.11)	0.05	(0.19)	(0.23)	(0.42)
11/30/2020	10.53	0.21	0.46	0.67	(0.24)	–	(0.24)

380	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$8.81	8.13	0.66	0.66	4.64	$1,025,041	385
8.54	1.96	0.65	0.65	4.22	940,982	409
8.76	(13.78)	0.65	0.65	2.60	973,820	461
10.54	0.68	0.64	0.64	1.79	1,300,031	393
10.91	6.63	0.66	0.66	2.19	1,416,776	538

8.80	7.48	1.27	1.27	4.03	26,876	385
8.53	1.33	1.26	1.26	3.59	27,572	409
8.76	(14.32)	1.27	1.27	1.95	34,393	461
10.53	0.04	1.28	1.28	1.16	59,759	393
10.90	5.98	1.29	1.29	1.59	85,200	538

8.81	8.24	0.56	0.56	4.74	74,397	385
8.54	2.06	0.56	0.56	4.19	80,557	409
8.76	(13.69)	0.55	0.55	2.45	234,058	461
10.54	0.78	0.54	0.54	1.88	1,059,760	393
10.91	6.84	0.56	0.56	2.29	1,013,091	538

8.81	8.45	0.36	0.36	4.94	951,853	385
8.54	2.14	0.36	0.36	4.52	799,149	409
8.77	(13.42)	0.35	0.35	2.91	707,783	461
10.54	0.97	0.35	0.35	2.07	881,986	393
10.91	6.95	0.36	0.36	2.49	774,625	538

8.83	8.38	0.42	0.46	4.88	1,349,888	385
8.56	2.21	0.41	0.45	4.49	1,071,474	409
8.78	(13.53)	0.41	0.45	3.06	762,733	461
10.56	0.92	0.40	0.44	2.02	433,258	393
10.93	6.98	0.43	0.47	2.44	414,220	538

8.85	7.85	0.90	0.90	4.38	19	385
8.58	1.70	0.91	0.91	3.81	41	409
8.81	(14.01)	0.90	0.90	2.33	515	461
10.59	0.43	0.89	0.89	1.53	710	393
10.96	6.45	0.91	0.91	1.94	659	538

See Notes to Financial Statements.	381

Financial Highlights (continued)

TOTAL RETURN FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
11/30/2024	$8.54	$0.37	$0.27	$0.64	$(0.38)	$–	$(0.38)
11/30/2023	8.76	0.33	(0.20)	0.13	(0.35)	–	(0.35)
11/30/2022	10.54	0.21	(1.68)	(1.47)	(0.25)	(0.06)	(0.31)
11/30/2021	10.90	0.15	(0.11)	0.04	(0.17)	(0.23)	(0.40)
11/30/2020	10.48	0.19	0.45	0.64	(0.22)	–	(0.22)
Class R3
11/30/2024	8.54	0.38	0.28	0.66	(0.39)	–	(0.39)
11/30/2023	8.76	0.34	(0.20)	0.14	(0.36)	–	(0.36)
11/30/2022	10.54	0.22	(1.68)	(1.46)	(0.26)	(0.06)	(0.32)
11/30/2021	10.90	0.16	(0.11)	0.05	(0.18)	(0.23)	(0.41)
11/30/2020	10.48	0.20	0.45	0.65	(0.23)	–	(0.23)
Class R4
11/30/2024	8.54	0.40	0.28	0.68	(0.41)	–	(0.41)
11/30/2023	8.76	0.36	(0.20)	0.16	(0.38)	–	(0.38)
11/30/2022	10.54	0.24	(1.68)	(1.44)	(0.28)	(0.06)	(0.34)
11/30/2021	10.91	0.18	(0.11)	0.07	(0.21)	(0.23)	(0.44)
11/30/2020	10.49	0.23	0.45	0.68	(0.26)	–	(0.26)
Class R5
11/30/2024	8.54	0.42	0.28	0.70	(0.43)	–	(0.43)
11/30/2023	8.76	0.38	(0.19)	0.19	(0.41)	–	(0.41)
11/30/2022	10.54	0.26	(1.68)	(1.42)	(0.30)	(0.06)	(0.36)
11/30/2021	10.91	0.21	(0.11)	0.10	(0.24)	(0.23)	(0.47)
11/30/2020	10.49	0.26	0.45	0.71	(0.29)	–	(0.29)
Class R6
11/30/2024	8.55	0.43	0.28	0.71	(0.44)	–	(0.44)
11/30/2023	8.77	0.39	(0.20)	0.19	(0.41)	–	(0.41)
11/30/2022	10.55	0.28	(1.69)	(1.41)	(0.31)	(0.06)	(0.37)
11/30/2021	10.92	0.22	(0.11)	0.11	(0.25)	(0.23)	(0.48)
11/30/2020	10.49	0.27	0.46	0.73	(0.30)	–	(0.30)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

382	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$8.80	7.58	1.06	1.06	4.24	$1,170	385
8.54	1.55	1.05	1.05	3.81	1,086	409
8.76	(14.12)	1.05	1.05	2.18	1,199	461
10.54	0.37	1.04	1.04	1.39	1,768	393
10.90	6.21	1.06	1.06	1.81	2,579	538

8.81	7.81	0.96	0.96	4.34	26,794	385
8.54	1.65	0.95	0.95	3.92	27,043	409
8.76	(14.03)	0.95	0.95	2.30	27,760	461
10.54	0.47	0.95	0.95	1.50	37,846	393
10.90	6.32	0.96	0.96	1.90	85,403	538

8.81	8.08	0.71	0.71	4.59	32,457	385
8.54	1.90	0.70	0.70	4.18	31,524	409
8.76	(13.82)	0.70	0.70	2.54	30,002	461
10.54	0.63	0.69	0.69	1.74	44,058	393
10.91	6.58	0.71	0.71	2.16	58,811	538

8.81	8.35	0.46	0.46	4.84	23,962	385
8.54	2.16	0.45	0.45	4.41	20,023	409
8.76	(13.61)	0.45	0.45	2.74	22,290	461
10.54	0.88	0.44	0.44	1.99	78,822	393
10.91	6.85	0.46	0.46	2.40	110,056	538

8.82	8.45	0.36	0.36	4.94	226,490	385
8.55	2.26	0.36	0.36	4.52	197,934	409
8.77	(13.50)	0.35	0.35	2.90	183,807	461
10.55	0.97	0.35	0.35	2.08	252,862	393
10.92	7.05	0.36	0.36	2.51	295,096	538

See Notes to Financial Statements.	383

Financial Highlights (continued)

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
11/30/2024	$9.92	$0.50	$0.11	$0.61	$(0.50)	$10.03
11/30/2023	9.80	0.41	0.12	0.53	(0.41)	9.92
11/30/2022	10.00	0.12	(0.18)	(0.06)	(0.14)	9.80
11/30/2021	10.04	0.03	(0.03)	– (c)	(0.04)	10.00
11/30/2020	10.03	0.11	0.01 (d)	0.12	(0.11)	10.04
Class A1
11/30/2024	9.93	0.49	0.10	0.59	(0.49)	10.03
11/30/2023	9.80	0.40	0.13	0.53	(0.40)	9.93
11/30/2022	10.00	0.09	(0.16)	(0.07)	(0.13)	9.80
11/30/2021	10.04	0.02	(0.03)	(0.01)	(0.03)	10.00
11/30/2020	10.03	0.07	0.04 (d)	0.11	(0.10)	10.04
Class F
11/30/2024	9.92	0.51	0.11	0.62	(0.51)	10.03
11/30/2023	9.80	0.39	0.15	0.54	(0.42)	9.92
11/30/2022	10.00	0.10	(0.16)	(0.06)	(0.14)	9.80
11/30/2021	10.04	0.04	(0.04)	– (c)	(0.04)	10.00
11/30/2020	10.03	0.11	0.02 (d)	0.13	(0.12)	10.04
Class F3
11/30/2024	9.92	0.52	0.11	0.63	(0.52)	10.03
11/30/2023	9.80	0.44	0.11	0.55	(0.43)	9.92
11/30/2022	10.00	0.15	(0.19)	(0.04)	(0.16)	9.80
11/30/2021	10.04	0.05	(0.03)	0.02	(0.06)	10.00
11/30/2020	10.03	0.11	0.03 (d)	0.14	(0.13)	10.04
Class I
11/30/2024	9.92	0.52	0.11	0.63	(0.52)	10.03
11/30/2023	9.80	0.43	0.12	0.55	(0.43)	9.92
11/30/2022	10.00	0.18	(0.23)	(0.05)	(0.15)	9.80
11/30/2021	10.04	0.05	(0.04)	0.01	(0.05)	10.00
11/30/2020	10.03	0.13	0.01 (d)	0.14	(0.13)	10.04
Class R5
11/30/2024	9.93	0.52	0.10	0.62	(0.52)	10.03
11/30/2023	9.80	0.44	0.12	0.56	(0.43)	9.93
11/30/2022	10.00	0.10	(0.15)	(0.05)	(0.15)	9.80
11/30/2021	10.04	0.05	(0.04)	0.01	(0.05)	10.00
11/30/2020	10.03	0.13	0.01 (d)	0.14	(0.13)	10.04

384	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

6.32	0.43	0.43	5.05	$4,725,133	69
5.55	0.43	0.43	4.15	3,720,238	66
(0.62)	0.43	0.44	1.18	5,193,143	48
(0.03)	0.43	0.43	0.34	10,038,159	72
1.25	0.42	0.45	1.14	12,300,460	93

6.11	0.53	0.53	4.95	7,495	69
5.55	0.54	0.54	4.10	4,062	66
(0.72)	0.54	0.54	0.95	3,869	48
(0.13)	0.53	0.53	0.24	13,240	72
1.15	0.52	0.54	0.74	19,403	93

6.37	0.38	0.38	5.11	170,945	69
5.60	0.39	0.39	3.97	262,081	66
(0.57)	0.39	0.39	1.03	1,280,935	48
0.02	0.38	0.38	0.38	5,349,686	72
1.30	0.37	0.40	1.15	7,109,132	93

6.53	0.23	0.23	5.25	2,444,355	69
5.76	0.24	0.24	4.45	1,017,847	66
(0.43)	0.24	0.24	1.52	759,273	48
0.16	0.24	0.24	0.53	519,235	72
1.45	0.25	0.26	1.13	804,537	93

6.37	0.28	0.28	5.21	4,053,800	69
5.71	0.28	0.28	4.35	3,910,327	66
(0.47)	0.28	0.28	1.80	3,872,022	48
0.12	0.28	0.28	0.49	1,285,378	72
1.40	0.27	0.30	1.35	1,258,215	93

6.37	0.28	0.28	5.21	270	69
5.82	0.28	0.28	4.41	188	66
(0.47)	0.28	0.29	1.05	131	48
0.12	0.28	0.28	0.49	592	72
1.41	0.27	0.30	1.31	784	93

See Notes to Financial Statements.	385

Financial Highlights (concluded)

ULTRA SHORT BOND FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R6
11/30/2024	$9.93	$0.53	$0.09	$0.62	$(0.52)	$10.03
11/30/2023	9.80	0.44	0.12	0.56	(0.43)	9.93
11/30/2022	10.00	0.15	(0.19)	(0.04)	(0.16)	9.80
11/30/2021	10.04	0.05	(0.03)	0.02	(0.06)	10.00
11/30/2020	10.03	0.12	0.02 (d)	0.14	(0.13)	10.04

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and A1 does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount less than $0.01.
(d)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended November 30, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

386	See Notes to Financial Statements.

	Ratios to Average Net Assets:			Supplemental Data:
Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

6.43	0.23	0.23	5.27	$55,771	69
5.87	0.24	0.24	4.42	67,702	66
(0.43)	0.24	0.24	1.52	68,773	48
0.16	0.24	0.24	0.54	86,964	72
1.45	0.25	0.26	1.17	65,008	93

See Notes to Financial Statements.	387

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of thirteen funds as of November 30, 2024. This report covers the following eleven funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes at November 30, 2024:

Funds	Classes
Lord Abbett Convertible Fund (“Convertible Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”)	A, C, F, F3 I, R2, R3, R4, R5, and R6
Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett High Yield Fund (“High Yield Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Income Fund (“Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”)	A, C, F, F3, I, R3, R4, R5, and R6
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, C, F, F3, I, R2, R3, R4, R5, and R6
Lord Abbett Total Return Fund (“Total Return Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5, and R6
Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”)	A, A1, F, F3, I, R5, and R6

The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Short Duration Core Bond Fund’s and Ultra Short Bond Fund’s investment objective is to seek current income consistent with the preservation of capital.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A and A1 shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class A1 shares purchased without a sales charge and redeemed before the first day of the month in which the eighteenth month anniversary of the purchase falls (subject to certain exceptions as set forth in

Notes to Financial Statements (continued)

each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Funds or financial intermediary through which a shareholder purchased Class C shares have records verifying that the C shares have been held at least eight years.

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Notes to Financial Statements (continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2021 through November 30, 2024. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class-specific shareholder servicing expenses. Class A, A1, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on

Notes to Financial Statements (continued)

translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Funds called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase

Notes to Financial Statements (continued)

securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)	TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(l)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(m)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(n)	Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose each Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to each Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that a Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by each Fund may decline below the repurchase price.

For the fiscal year ended November 30, 2024, the Funds did not enter into reverse repurchase agreements.

Notes to Financial Statements (continued)

(o)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. Each Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments is presented, if any, on the Statements of Assets and Liabilities represents mark to market of the unfunded portion of each Fund’s floating rate notes.

As of November 30, 2024, the Funds had the following unfunded loan commitments:

Floating Rate Fund
Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
Doncasters Finance US LLC Delayed Draw Term Loan	$418,727	$416,633	$414,490	$2,143
Hanger, Inc. Delayed Draw Term Loan	2,864,194	2,896,129	2,849,957	46,172
Hobbs & Associates LLC Delayed Draw Term Loan	849,455	856,624	847,434	9,190
Raven Acquisition Holdings LLC Delayed Draw Term Loan	1,698,867	1,710,122	1,690,101	20,021
Tank Holding Corp. Incremental Delayed Draw Term Loan	391,425	387,022	387,397	(375)
USALCO, LLC Delayed Draw Term Loan	553,060	559,512	553,061	6,451
Total	$6,775,728	$6,826,043	$6,742,440	$83,603

Notes to Financial Statements (continued)

High Yield Fund
Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
ASP Unifrax Holdings, Inc. Delayed Draw Term Loan	$3,387,212	$3,405,842	$3,387,212	$18,630
Hanger, Inc. Delayed Draw Term Loan	69,961	70,742	69,615	1,127
Raven Acquisition Holdings LLC Delayed Draw Term Loan	328,000	330,173	326,368	3,805
USALCO, LLC Delayed Draw Term Loan	208,670	211,104	208,670	2,434
Total	$3,993,843	$4,017,861	$3,991,865	$25,996

(p)	Inflation-Linked Derivatives–Each Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. Each Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Funds, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(q)	Credit Default Swap Contracts–Each Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by a Fund, payment of the agreed-upon amount made by a

Notes to Financial Statements (continued)

Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Funds, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(r)	Options–Each fund may purchase and write exchange–listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by each Fund is recorded as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, each Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by each Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums

Notes to Financial Statements (continued)

paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Realized and net change in unrealized gains and losses on purchased options are included in Net realized and Net change in unrealized gains (losses) on investments in each Fund’s Statement of Operations.

(s)	Interest Rate Swap Contracts–Each Fund may enter into interest rate swap contract agreements. Pursuant to interest rate swap contract agreements, a Fund either makes floating-rate payments to the counterparty (or Central counterparty clearing house (“CCP”) in the case of centrally cleared swap contracts) based on a benchmark interest rate in exchange for fixed-rate payments or a Fund makes fixed-rate payments to the counterparty or CCP in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swap contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap contract is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap contract counterparty. In the case of centrally cleared swap contracts, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

(t)	Total Return Swap Contracts–Each Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, each Fund also may be required to pay an amount equal to that decline in value to its counterparty.

(u)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level

Notes to Financial Statements (continued)

of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of November 30, 2024 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund
First $1 billion	.70%
Next $1 billion	.60%
Over $2 billion	.57%

Core Fixed Income Fund
First $1 billion	.24%
Next $1 billion	.21%
Over $2 billion	.20%

Core Plus Bond Fund
First $4 billion	.28%
Next $11 billion	.26%
Over $15 billion	.25%

Floating Rate Fund
First $1 billion	.50%
Over $1 billion	.45%

High Yield Fund
First $1 billion	.60%
Next $1 billion	.55%
Over $2 billion	.50%

Income Fund
First $3 billion	.38%
Next $7 billion	.35%
Over $10 billion	.34%
Inflation Focused Fund
First $2 billion	.30%
Next $3 billion	.28%
Over $5 billion	.26%

Short Duration Core Bond Fund
First $1 billion	.30%
Next $1 billion	.25%
Over $2 billion	.20%

Short Duration Income Fund
First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

Total Return Fund
First $4 billion	.28%
Next $11 billion	.26%
Over $15 billion	.25%

Ultra Short Bond Fund	.17%

Notes to Financial Statements (continued)

For the fiscal year ended November 30, 2024, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Convertible Fund	.70%
Core Fixed Income Fund	.21%
Core Plus Bond Fund	.28%
Floating Rate Fund	.46%
High Yield Fund	.54%
Income Fund	.37%
Inflation Focused Fund	.30%
Short Duration Core Bond Fund	.18%
Short Duration Income Fund	.25%
Total Return Fund	.28%
Ultra Short Bond Fund	.17%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived the following fund administration fees for the fiscal year ended November 30, 2024:

Fund	Fund Administration Fee
Convertible Fund	$ 14,835
Core Fixed Income Fund	61,508
Core Plus Bond Fund	40,233
Floating Rate Fund	67,386
High Yield Fund	102,063
Income Fund	76,441
Inflation Focused Fund	110,554
Short Duration Core Bond Fund	20,012
Short Duration Income Fund	409,356
Total Return Fund	54,009
Ultra Short Bond Fund	96,848

For the fiscal year ended November 30, 2024 and continuing through March 31, 2025, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses for each class, excluding certain of the Funds’ expenses, to the following annual rates:

	Effective April 1, 2024		Prior to April 1, 2024
	Classes		Classes
Fund	A,C,F,I,R2,R3, R4 and R5	F3 and R6	A,C,F,I,R2,R3, R4 and R5	F3 and R6
Core Plus Bond Fund	.48%	.41%	.48%	.40%
Short Duration Core Bond Fund	.40%	.31%	.40%	.30%

Notes to Financial Statements (continued)

For the fiscal year ended November 30, 2024 and through March 31, 2025, Lord Abbett has contractually agreed to waive Core Fixed Income Fund’s and Total Return Fund’s Class I shareholder servicing expenses at an annual rate of .04% of each Fund’s average daily net assets.

All contractual management fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only on approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, A1, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class A1		Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%		.25%	(4)	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	(3)	–		.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s daily net assets attributable to Class C shares held less than 1 year and .80% (.25% service and .55% distribution) of each Fund’s daily net assets attributable to Class C shares held for 1 year or more. All Class C shareholders will bear Rule 12b-1 fees at the same rate.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	Distribution fees not applicable for Ultra Short Bond Fund.
(4)	Class A1 only for Ultra Short Bond Fund.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2024:

	Distributor Commissions	Dealers’ Concessions
Convertible Fund	$2,732	$29,219
Core Fixed Income Fund	113,039	1,538,239
Core Plus Bond Fund	95,040	1,538,077
Floating Rate Fund	55,019	1,245,216
High Yield Fund	55,861	705,964
Income Fund	221,001	2,905,730
Inflation Focused Fund	2,372	23,040
Short Duration Core Bond Fund	24,078	341,604
Short Duration Income Fund	374,156	8,176,667
Total Return Fund	114,602	1,193,640
Ultra Short Bond Fund	–	20,207

Notes to Financial Statements (continued)

The Distributor received the following amounts of CDSCs for the fiscal year ended November 30, 2024:

	Class A	Class C
Convertible Fund	$607	$795
Core Fixed Income Fund	69,981	7,793
Core Plus Bond Fund	55,984	4,503
Floating Rate Fund	55,607	12,192
High Yield Fund	25,310	8,617
Income Fund	45,069	5,812
Inflation Focused Fund	92	710
Short Duration Core Bond Fund	10,945	2,603
Short Duration Income Fund	366,647	92,738
Total Return Fund	10,943	2,999
Ultra Short Bond Fund	1,203	–

Other Related Parties

As of November 30, 2024, the percentages of the outstanding shares owned by each Fund that invests principally in affiliated mutual funds managed by Lord Abbett (“Fund of Funds”) were as follows:

Fund of Funds	Core Fixed Income Fund	High Yield Fund	Income Fund	Short Duration Income Fund	Ultra Short Bond Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	6.58%	2.79%	3.41%	0.11%	0.04%
Lord Abbett Multi-Asset Income Fund	5.82%	1.70%	1.57%	0.09%	0.02%

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended November 30, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Convertible Fund	$11,493,965	$–	$–	$11,493,965
Core Fixed Income Fund	185,831,140	–	–	185,831,140
Core Plus Bond Fund	122,942,751	–	–	122,942,751
Floating Rate Fund	415,311,398	–	–	415,311,398
High Yield Fund	270,300,740	–	–	270,300,740
Income Fund	257,992,868	–	–	257,992,868
Inflation Focused Fund	39,032,965	–	–	39,032,965
Short Duration Core Bond Fund	23,957,254	–	–	23,957,254
Short Duration Income Fund	2,164,105,484	–	–	2,164,105,484
Total Return Fund	171,280,646	–	–	171,280,646
Ultra Short Bond Fund	515,842,825	–	–	515,842,825

The tax character of distributions paid during the fiscal year ended November 30, 2023 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Convertible Fund	$21,348,994	$–	$–	$21,348,994
Core Fixed Income Fund	121,010,511	–	–	121,010,511
Core Plus Bond Fund	63,602,924	–	–	63,602,924
Floating Rate Fund	443,966,783	–	–	443,966,783
High Yield Fund	283,078,449	–	–	283,078,449
Income Fund	152,417,763	–	–	152,417,763
Inflation Focused Fund	76,650,210	–	–	76,650,210
Short Duration Core Bond Fund	17,505,543	–	–	17,505,543
Short Duration Income Fund	2,152,023,471	–	–	2,152,023,471
Total Return Fund	143,549,813	–	–	143,549,813
Ultra Short Bond Fund	407,121,958	–	–	407,121,958

As of November 30, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss) - Net
Convertible Fund	$4,137,364	$–	$(190,041,024)	$53,567,724	$(109,793)	$(132,445,729)
Core Fixed Income Fund	18,061,111	–	(312,038,449)	(6,814,120)	(17,048,973)	(317,840,431)
Core Plus Bond Fund	14,133,542	–	(81,693,928)	13,012,144	(14,407,695)	(68,955,937)
Floating Rate Fund	6,645,822	–	(1,824,965,904)	(2,361,484)	(31,698,897)	(1,852,380,463)
High Yield Fund	1,284,907	–	(851,572,212)	49,818,523	(23,028,974)	(823,497,756)
Income Fund	16,953,141	–	(436,498,347)	11,143,683	(25,740,117)	(434,141,640)
Inflation Focused Fund	–	–	(471,019,777)	2,325,728	(3,133,155)	(471,827,204)
Short Duration Core Bond Fund	1,990,696	–	(18,057,422)	3,044,368	(2,011,489)	(15,033,847)
Short Duration Income Fund	184,434,375	–	(7,263,084,570)	(1,219,779,506)	(187,392,493)	(8,485,822,194)
Total Return Fund	9,976,330	–	(574,813,699)	(47,514,375)	(15,114,349)	(627,466,093)
Ultra Short Bond Fund	48,283,018	–	(205,458,902)	50,743,350	(46,962,318)	(153,394,852)

Notes to Financial Statements (continued)

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Convertible Fund	$(190,041,024)	$–	$(190,041,024)
Core Fixed Income Fund	(98,361,855)	(208,853,809)	(307,215,664)
Core Plus Bond Fund	(28,574,645)	(52,162,923)	(80,737,568)
Floating Rate Fund	(541,270,239)	(1,283,695,665)	(1,824,965,904)
High Yield Fund	(406,377,889)	(445,194,323)	(851,572,212)
Income Fund	(192,957,738)	(243,205,127)	(436,162,865)
Inflation Focused Fund	(162,068,069)	(308,951,708)	(471,019,777)
Short Duration Core Bond Fund	(8,081,999)	(9,868,973)	(17,950,972)
Short Duration Income Fund	(1,403,020,736)	(5,859,057,498)	(7,262,078,234)
Total Return Fund	(218,672,385)	(354,906,684)	(573,579,069)
Ultra Short Bond Fund	(67,668,322)	(137,790,580)	(205,458,902)

As of November 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Convertible Fund	$538,344,882	$62,107,182	$(8,538,483)	$53,568,699
Core Fixed Income Fund	5,537,776,317	37,077,950	(43,892,069)	(6,814,119)
Core Plus Bond Fund	4,158,560,614	35,590,611	(22,578,200)	13,012,411
Floating Rate Fund	5,049,258,959	76,314,335	(78,232,479)	(1,918,144)
High Yield Fund	3,757,276,645	132,567,951	(82,739,526)	49,828,425
Income Fund	6,470,926,117	79,305,278	(68,161,255)	11,144,023
Inflation Focused Fund	764,139,959	22,431,584	(19,976,614)	2,454,970
Short Duration Core Bond Fund	525,413,427	4,493,762	(1,449,394)	3,044,368
Short Duration Income Fund	45,677,784,175	390,668,161	(1,610,445,657)	(1,219,777,496)
Total Return Fund	4,580,369,347	43,653,366	(91,167,432)	(47,514,066)
Ultra Short Bond Fund	11,534,892,390	61,370,355	(10,627,005)	50,743,350

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to tax treatment of fund mergers, taxable overdistrbutions, and other tax adjustments.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
Core Fixed Income Fund	$51	$(51)
Income Fund	(1,310,768)	1,310,768
Inflation Focused Fund	1,570,998	(1,570,998)

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2024 were as follows:

	U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
Convertible Fund	$–	$781,724,499	$–	$890,291,130
Core Fixed Income Fund	19,646,081,988	2,499,178,303	18,643,377,859	1,983,178,414
Core Plus Bond Fund	9,911,766,652	2,212,247,532	8,651,225,614	1,121,266,008
Floating Rate Fund	–	4,862,688,735	–	4,944,718,526
High Yield Fund	–	2,988,141,946	–	3,275,838,926
Income Fund	6,930,711,492	4,770,039,286	6,463,154,096	2,731,249,649
Inflation Focused Fund	266,774,314	379,106,312	216,676,368	821,768,060
Short Duration Core Bond Fund	210,674,923	266,151,184	87,226,137	271,329,528
Short Duration Income Fund	13,246,552,218	26,199,807,333	10,754,742,091	28,254,828,844
Total Return Fund	13,662,507,876	2,237,476,891	13,132,102,622	2,112,705,052
Ultra Short Bond Fund	241,789,450	8,136,379,243	80,656,976	6,023,388,121

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended November 30, 2024, the Funds did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund except for Core Fixed Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund and Ultra Short Bond Fund entered into forward foreign currency exchange contracts during the fiscal year ended November 30, 2024 (as described in Note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers for collateral.

Each Fund except for Convertible Fund entered into U.S. Treasury futures contracts during the fiscal year ended November 30, 2024 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund and Short Duration Income Fund entered into CPI swap contracts during the fiscal year ended November 30, 2024, (as described in Note 2(p)) to speculate the rate of inflation in the U.S. economy. Each Fund’s use of

Notes to Financial Statements (continued)

CPI swap contracts involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and each Fund’s return can be reduced as a result. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swap contracts. For centrally cleared CPI swap contracts there is minimal counterparty credit risk to each Fund since these CPI swap contracts are traded through a central clearinghouse, as a counterparty to a centrally cleared CPI swap contracts, the clearinghouse guarantees CPI swap contracts against default.

Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into credit default swap contracts during the fiscal year ended November 30, 2024 (as described in Note 2(q)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swap contracts involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap contract, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap contract’s notional amount is recorded as net realized gain or (loss) on swap contracts in the Statements of Operations. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swap contracts, there is minimal counterparty credit risk to each Fund since these credit default swap contracts are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swap contracts against default.

Core Plus Bond Fund, Floating Rate Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund and Short Duration Income Fund entered into interest rate swap contracts during the fiscal year ended November 30, 2024 (as described in Note 2(s)) in order to enhance returns or hedge against interest rate risk. Interest rate swap contracts are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap contract agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments would be netted.

Floating Rate Fund entered into total return swap contracts on indexes for the fiscal year ended November 30, 2024 (as described in Note 2(t)) to hedge credit risk. The Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, the Fund also may be required to pay an amount equal to that decline in value to its counterparty.

Convertible Fund entered into options on indexes for the fiscal year ended November 30, 2024 (as described in Note 2(r)) to obtain exposure to an issuer (the Reference Entity). The Fund’s use of options involves the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

Notes to Financial Statements (continued)

As of November 30, 2024, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate each Fund’s use of derivative instruments:

		Convertible Fund
Asset Derivatives		Equity Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)		–	$29,329
Options Purchased(2)		$8,799,529	–

Core Fixed Income Fund
Asset Derivatives			Interest Rate Contracts
Futures Contracts(3)			$1,583,425

Liability Derivatives
Futures Contracts(3)			$ 744,560

Core Plus Bond Fund
Asset Derivatives		Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)		–	$4,208
Futures Contracts(3)		$1,340,274	–

Floating Rate Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Centrally Cleared Interest Rate Swap Contracts(4)	–	$3,934,268	–
Forward Foreign Currency Exchange Contracts(1)	–	–	$1,039,251
Total Return Swap Contracts(5)	$4,299,928	–	–

Liability Derivatives
Centrally Cleared Interest Rate Swap Contracts(4)	–	$ 902,655	–
Forward Foreign Currency Exchange Contracts(6)	–	–	$ 56,659
Futures Contracts(3)	–	$ 118,263	–

High Yield Fund
Asset Derivatives		Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)		–	$3,340,945
Futures Contracts(3)		$1,896,147	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(6)		–	$ 29,633
Futures Contracts(3)		$1,796,274	–

Notes to Financial Statements (continued)

Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(4)	–	–	–	$35,941
Centrally Cleared Credit Default Swap Contracts(4)	–	–	$1,212,307	–
Centrally Cleared Interest Rate Swap Contracts(4)	$ 6,435,107	–	–	–
Forward Foreign Currency Exchange Contracts(1)	–	$18,103	–	–
Futures Contracts(3)	$23,884,618	–	–	–

Liability Derivatives
Centrally Cleared Interest Rate Swap Contracts(4)	$ 2,185,109	–	–	–
Futures Contracts(3)	$ 4,350,215	–	–	–

Inflation Focused Fund
Asset Derivatives	Interest Rate Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(4)	–	–	$23,237,202
Centrally Cleared Credit Default Swap Contracts(4)	–	$339,800	–
Centrally Cleared Interest Rate Swap Contracts(4)	$ 214,227	–	–
CPI Swap Contracts(7)	–	–	$22,191,653
Futures Contracts(3)	$1,022,680	–	–

Liability Derivatives
Centrally Cleared CPI Swap Contracts(4)	–	–	$ 2,339,041
Centrally Cleared Interest Rate Swap Contracts(4)	$ 5,879	–	–
CPI Swap Contracts(8)	–	–	$ 6,759,882
Futures Contracts(3)	$ 83,182	–	–

Short Duration Core Bond Fund
Asset Derivatives	Interest Rate Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(4)	–	$17,149
Centrally Cleared Interest Rate Swap Contracts(4)	$410,550	–
Futures Contracts(3)	$131,066	–

Liability Derivatives
Centrally Cleared Interest Rate Swap Contracts(4)	$ 90,634	–

Notes to Financial Statements (continued)

Short Duration Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(4)	–	–	–	$2,297,602
Centrally Cleared Credit Default Swap Contracts(4)	–	–	$10,118,826	–
Centrally Cleared Interest Rate Swap Contracts(4)	$43,851,082	–	–	–
Forward Foreign Currency Exchange Contracts(1)	–	$10,201	–	–
Futures Contracts(3)	$13,222,387	–	–	–

Liability Derivatives
Centrally Cleared Interest Rate Swap Contracts(4)	$16,537,631	–	–	–
Credit Default Swap Contracts(9)	–	–	$ 3,184,883	–
Futures Contracts(3)	$13,686,775	–	–	–

Total Return Fund
Asset Derivatives		Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(1)		–	$29,527
Futures Contracts(3)		$2,918,596	–

Ultra Short Bond Fund
Asset Derivatives		Interest Rate Contracts
Futures Contracts(3)		$568,142

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Included in Investments in securities.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(5)	Statements of Assets and Liabilities location: Total return swap contracts, at fair value.
(6)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(7)	Statements of Assets and Liabilities location: Unrealized appreciation on CPI swaps.
(8)	Statements of Assets and Liabilities location: Unrealized depreciation on CPI swaps.
(9)	Statements of Assets and Liabilities location: Credit default swap agreements payable, at fair value.

Notes to Financial Statements (continued)

Transactions in derivative investments for the fiscal year ended November 30, 2024 were as follows:

	Convertible Fund
	Equity Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$108,860
Purchased Options(2)	$14,609,758	–
OTC Written Options(3)	$(1,445,207)	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(4)	–	$196,329
Purchased Options(5)	$602,838	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(6)	–	$20,240,241
Purchased Options(6)	$563,000	–
OTC Written Options(6)	$(24,646)	–

	Core Fixed Income Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$79,420
Futures Contracts(7)	$(5,565,044)	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(4)	–	$(79,420)
Futures Contracts(8)	$305,915	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(6)	–	$869,845
Futures Contracts(9)	4,561	–

Notes to Financial Statements (continued)

	Core Plus Bond Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(10)	$165,597	–	–
Credit Default Swap Contracts(10)	–	–	$(200,135)
Forward Foreign Currency Exchange Contracts(1)	–	$113,861	–
Futures Contracts(7)	$(1,277,461)	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(11)	$(111,708)	–	–
Forward Foreign Currency Exchange Contracts(4)	–	$(13,150)	–
Futures Contracts(8)	$657,062	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(6)	$11,696,000	–	–
Credit Default Swap Contracts(6)	–	–	$2,948,337
Forward Foreign Currency Exchange Contracts(6)	–	$1,089,336	–
Futures Contracts(9)	2,425	–	–

Notes to Financial Statements (continued)

			Floating Rate Fund
	Equity Contracts	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(10)	–	$4,497,076	–	–
Credit Default Swap Contracts(10)	–	–	–	$299,211
Forward Foreign Currency Exchange Contracts(1)	–	–	$5,650,133	–
Futures Contracts(7)	–	$3,954,361	–	–
Total Return Swap Contracts(10)	$10,460,363	–	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(11)	–	$(4,891,175)	–	–
Forward Foreign Currency Exchange Contracts(4)	–	–	$1,738,605	–
Futures Contracts(8)	–	$(118,263)	–	–
Total Return Swap Contracts(11)	$1,152,699	–	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(6)	–	$217,891,462	–	–
Credit Default Swap Contracts(6)	–	–	–	$7,417,617
Total Return Swap Contracts(6)	$1,049,470	–	–	–
Forward Foreign Currency Exchange Contracts(6)	–	–	$249,157,704	–
Futures Contracts(9)	–	346	–	–

Notes to Financial Statements (continued)

		High Yield Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$(294,295)
Futures Contracts(7)	$5,745,955	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(4)	–	$3,193,930
Futures Contracts(8)	$(1,657,923)	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(6)	–	$188,374,406
Futures Contracts(9)	6,520	–

		Income Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(10)	$496,719	–	–
Credit Default Swap Contracts(10)	–	–	$4,059,680
Forward Foreign Currency Exchange Contracts(1)	–	$272,220	–
Futures Contracts(7)	$(28,058,369)	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(11)	$3,516,241	–	–
Credit Default Swap Contracts(11)	–	–	$(1,160,979)
Forward Foreign Currency Exchange Contracts(4)	–	$132,908	–
Futures Contracts(8)	$18,134,769	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(6)	$297,311,000	–	–
Credit Default Swap Contracts(6)	–	–	$38,952,692
Forward Foreign Currency Exchange Contracts(6)	–	$10,475,716	–
Futures Contracts(9)	13,767	–	–

Notes to Financial Statements (continued)

	Inflation Focused Fund
	Inflation Linked/ Interest Rate Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(10)	$36,378,255	–
Credit Default Swap Contracts(10)	–	$64,754
Futures Contracts(7)	$2,097,617	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(11)	$(34,787,020)	–
Credit Default Swap Contracts(11)	–	$89,318
Futures Contracts(8)	$(1,385,979)	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(6)	$1,221,357,197	–
Credit Default Swap Contracts(6)	–	$8,321,077
Futures Contracts(9)	2,615	–

Short Duration Core Bond Fund
Inflation Linked/ Interest Rate Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(10)	$(333,395)
Futures Contracts(7)	$230,074
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(11)	$342,725
Futures Contracts(8)	$(366,523)
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(6)	$115,845,296
Futures Contracts(9)	575

Notes to Financial Statements (continued)

		Short Duration Income Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(10)	$(8,801,308)	–	–
Credit Default Swap Contracts(10)	–	–	$589,244
Forward Foreign Currency Exchange Contracts(1)	–	$197,014	–
Futures Contracts(7)	$35,004,637	–	–
Net Change in Unrealized Appreciation/Depreciation
CPI/Interest Rate Swap Contracts(11)	$27,787,348	–	–
Credit Default Swap Contracts(11)	–	–	$7,892,152
Forward Foreign Currency Exchange Contracts(4)	–	$282,972	–
Futures Contracts(8)	$(53,739,477)	–	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(6)	$11,479,657,720	–	–
Credit Default Swap Contracts(6)	–	–	$320,920,208
Forward Foreign Currency Exchange Contracts(6)	–	$17,568,558	–
Futures Contracts(9)	63,802	–	–

Notes to Financial Statements (continued)

		Total Return Fund
	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(10)	–	–	$157,835
Forward Foreign Currency Exchange Contracts(1)	–	$591,843	–
Futures Contracts(7)	$(2,761,859)	–	–
Net Change in Unrealized Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(4)	–	$85,563	–
Futures Contracts(8)	$2,864,127	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(6)	–	–	$5,015,252
Forward Foreign Currency Exchange Contracts(6)	–	$17,502,738	–
Futures Contracts(9)	4,899	–	–

Ultra Short Bond Fund
Inflation Linked/ Interest Rate Contracts
Net Realized Gain (Loss)
Futures Contracts(1)	$2,214,230
Net Change in Unrealized Appreciation/Depreciation
Futures Contracts(2)	$(734,598)
Average Number of Contracts/Notional Amounts*
Futures Contracts(3)	249

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended November 30, 2024.
(1)	Statements of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(2)	Statements of Operations location: Net realized gain (loss) on investments includes options purchased.
(3)	Statements of Operations location: Net realized gain (loss) on OTC written options.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments includes options purchased.
(6)	Amount represents notional amounts in U.S. dollars.
(7)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(8)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(9)	Amount represents number of contracts.
(10)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(11)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.

Notes to Financial Statements (continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

			Convertible Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$29,329	$–	$29,329
OTC Options Purchased	8,799,529	–	8,799,529
Repurchase Agreements	10,603,033	–	10,603,033
Total	$19,431,891	$–	$19,431,891

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
State Street Bank and Trust	$29,329	$–	$–	$(29,329)	$–
J.P. Morgan	1,534,382	–	(640,000)	–	894,382
Morgan Stanley	6,177,122	–	–	–	6,177,122
UBS AG	1,088,025	–	(20,000)	(940,425)	127,600
Fixed Income Clearing Corp.	10,603,033	–	–	(10,603,033)	–
Total	$19,431,891	$–	$(660,000)	$(11,572,787)	$7,199,104

			Core Fixed Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$91,386,572	$–	$91,386,572
Total	$91,386,572	$–	$91,386,572

Notes to Financial Statements (continued)

	Core Fixed Income Fund
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$40,386,572	$–	$–	$(40,386,572)	$–
Barclays Bank PLC	3,630,000	–	–	(3,630,000)	–
JPMorgan Securities LLC	47,370,000	–	–	(47,370,000)	–
Total	$91,386,572	$–	$–	$(91,386,572)	$–

			Core Plus Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$4,208	$–	$4,208
Repurchase Agreements	73,400,371	–	73,400,371
Total	$73,404,579	$–	$73,404,579

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$4,208	$–	$–	$–	$4,208
Fixed Income Clearing Corp.	35,400,371	–	–	(35,400,371)	–
Barclays Bank PLC	2,700,000	–	–	(2,700,000)	–
JPMorgan Securities LLC	35,300,000	–	–	(35,300,000)	–
Total	$73,404,579	$–	$–	$(73,400,371)	$4,208

			Floating Rate Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,039,251	$–	$1,039,251
Total Return Swap Contracts	4,299,928	–	4,299,928
Repurchase Agreements	448,678,973	–	448,678,973
Total	$454,018,152	$–	$454,018,152

Notes to Financial Statements (continued)

	Floating Rate Fund
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Barclays Bank PLC	$112,930,591	$–	$–	$(112,930,000)	$591
J.P. Morgan	1,264,145	(39,806)	(890,000)	–	334,339
Morgan Stanley	3,035,783	–	(1,760,000)	–	1,275,783
State Street Bank and Trust	1,038,660	(16,853)	(732,000)	–	289,807
Fixed Income Clearing Corp.	49,678,973	–	–	(49,678,973)	–
JPMorgan Securities LLC	286,070,000	–	–	(286,070,000)	–
Total	$454,018,152	$(56,659)	$(3,382,000)	$(448,678,973)	$1,900,520

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$56,659	$–	$56,659
Total	$56,659	$–	$56,659

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
J.P. Morgan	$39,806	$(39,806)	$–	$–	$–
State Street Bank and Trust	16,853	(16,853)	–	–	–
Total	$56,659	$(56,659)	$–	$–	$–

Notes to Financial Statements (continued)

			High Yield Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,340,945	$–	$3,340,945
Repurchase Agreements	29,113,879	–	29,113,879
Total	$32,454,824	$–	$32,454,824

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$294,144	$–	$(270,000)	$–	$24,144
Citibank	39,561	(24,165)	–	–	15,396
State Street Bank and Trust	3,006,789	(5,468)	(1,040,000)	(1,961,321)	–
Toronto Dominion Bank	451	–	–	–	451
Fixed Income Clearing Corp.	16,113,879	–	–	(16,113,879)	–
Barclays Bank PLC	930,000	–	–	(930,000)	–
JPMorgan Securities LLC	12,070,000	–	–	(12,070,000)	–
Total	$32,454,824	$(29,633)	$(1,310,000)	$(31,075,200)	$39,991

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$29,633	$–	$29,633
Total	$29,633	$–	$29,633

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$24,165	$(24,165)	$–	$–	$–
State Street Bank and Trust	5,468	(5,468)	–	–	–
Total	$29,633	$(29,633)	$–	$–	$–

Notes to Financial Statements (continued)

			Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$18,103	$–	$18,103
Repurchase Agreements	17,787,679	–	17,787,679
Total	$17,805,782	$–	$17,805,782

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$18,103	$–	$–	$–	$18,103
Fixed Income Clearing Corp.	17,787,679	–	–	(17,787,679)	–
Total	$17,805,782	$–	$–	$(17,787,679)	$18,103

			Inflation Focused Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$22,191,653	$–	$22,191,653
Repurchase Agreements	2,170,273	–	2,170,273
Total	$24,361,926	$–	$24,361,926

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$8,666,324	$(3,322,239)	$(740,000)	$(4,604,085)	$–
Barclays Bank PLC	11,746,410	–	(11,746,410)	–	–
Deutsche Bank AG	652,152	(652,152)	–	–	–
Goldman Sachs	1,126,767	(1,126,767)	–	–	–
Fixed Income Clearing Corp.	2,170,273	–	–	(2,170,273)	–
Total	$24,361,926	$(5,101,158)	$(12,486,410)	$(6,774,358)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Consumer Price Index (“CPI”) Swaps	$6,759,882	$–	$6,759,882
Total	$6,759,882	$–	$6,759,882

Notes to Financial Statements (continued)

		Inflation Focused Fund
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$3,322,239	$(3,322,239)	$–	$–	$–
Deutsche Bank AG	1,951,331	(652,152)	(1,180,000)	–	119,179
Goldman Sachs	1,486,312	(1,126,767)	(350,000)	–	9,545
Total	$6,759,882	$(5,101,158)	$(1,530,000)	$–	$128,724

		Short Duration Core Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$7,089,090	$–	$7,089,090
Total	$7,089,090	$–	$7,089,090

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$2,964,090	$–	$–	$(2,964,090)	$–
Barclays Bank PLC	4,125,000	–	–	(4,125,000)	–
Total	$7,089,090	$–	$–	$(7,089,090)	$–

		Short Duration Income Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$10,201	$–	$10,201
Repurchase Agreements	207,912,863	–	207,912,863
Total	$207,923,064	$–	$207,923,064

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$10,201	$(10,201)	$–	$–	$–
Fixed Income Clearing Corp.	207,912,863	–	–	(207,912,863)	–
Total	$207,923,064	$(10,201)	$–	$(207,912,863)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$3,184,883	$–	$3,184,883
Total	$3,184,883	$–	$3,184,883

Notes to Financial Statements (continued)

Short Duration Income Fund
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$2,750,421	$–	$(2,750,421)	$–	$–
Morgan Stanley	434,462	(10,201)	(424,261)	–	–
Total	$3,184,883	$(10,201)	$(3,174,682)	$–	$–

	Total Return Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$29,527	$–	$29,527
Repurchase Agreements	77,317,787	–	77,317,787
Total	$77,347,314	$–	$77,347,314

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$29,527	$–	$–	$–	$29,527
Fixed Income Clearing Corp.	44,317,787	–	–	(44,317,787)	–
Barclays Bank PLC	2,350,000	–	–	(2,350,000)	–
JPMorgan Securities LLC	30,650,000	–	–	(30,650,000)	–
Total	$77,347,314	$–	$–	$(77,317,787)	$29,527

		Ultra Short Bond Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$31,027,606	$–	$31,027,606
Total	$31,027,606	$–	$31,027,606

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$31,027,606	$–	$–	$(31,027,606)	$–
Total	$31,027,606	$–	$–	$(31,027,606)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of November 30, 2024.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of November 30, 2024.

Notes to Financial Statements (continued)

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	LINE OF CREDIT

For the period ended July 31, 2024, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended July 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal. These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended November 30, 2024, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

Notes to Financial Statements (continued)

For the fiscal year ended November 30, 2024, the following Funds participated as a lender in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, average interest rate and interest income were as follows:

Fund	Average Amount Loaned	Average Interest Rate	Interest Income(1)
Floating Rate Fund	$57,640,571	4.57%	$7,209
Income Fund	11,282,483	4.57%	4,233
Short Duration Income Fund	15,456,525	4.57%	1,928

(1)	Statements of Operations location: Interest earned from Interfund Lending.

For the fiscal year ended November 30, 2024, the following Fund participated as a borrower in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount borrowed, average interest rate and interest expense were as follows:

Fund	Average Amount Borrowed	Average Interest Rate	Interest Expense(1)
High Yield Fund	$15,755,749	4.57%	$3,930

(1)	Statement of Operations location: Interest paid from Interfund Lending.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Funds, except for Inflation Focused Fund, have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

Notes to Financial Statements (continued)

As of November 30, 2024, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Core Plus Bond Fund	$28,967,940	$30,097,870
Floating Rate Fund	19,329,908	20,263,688
High Yield Fund	137,582,132	142,921,549
Income Fund	55,652,259	57,544,748
Short Duration Core Bond Fund	395,885	406,640
Short Duration Income Fund	67,259,129	69,691,132
Total Return Fund	22,326,546	23,209,278
Ultra Short Bond Fund	18,248,501	18,829,280

(1)	Statements of Assets and Liabilities location: Collateral due to broker for securities lending.

13.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities and to the changing prospects of individual companies and/or sectors in which the Funds invest. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline, when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increase liquidity risk as well as additional risks.

Because the Ultra Short Bond Fund invests a significant portion of its assets in securities issued by companies in the financial services industry, developments affecting this industry may have a disproportionate impact on the Fund. Interest rate risk, credit risk and the risk of regulatory changes in the financial services industry, among other risks, may have negative effect on companies in the financial services industry.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies and/or sectors in which the Fund invests.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities which have both equity and fixed income risk characteristics including market, credit, liquidity and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Notes to Financial Statements (continued)

Each Fund’s investment exposure to foreign (which may include emerging markets) companies presents increased market, liquidity, currency, political, information and other risks. The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful may depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Each Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other in addition to the risks associated with investing in derivatives discussed above. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

The Funds are subject to the risks of investing in credit default swap contracts. The risks associated with the Funds’ investment in credit default swap contracts are greater than if the Funds invested directly in the reference obligation because they are subject to liquidity risk, counterparty risk, and credit risk at both the counterparty and underlying issuer levels in addition to the risks associated with investing in derivatives discussed above.

Each Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

The Funds are subject to the risks of investing in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and

Notes to Financial Statements (continued)

instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

Convertible Fund, Core Fixed Income Fund, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Core Bond Fund, Short Duration Income Fund and Total Return Fund are subject to the risks of investing in asset backed securities and mortgage related securities, including those of such Government sponsored enterprises as Fannie Mae and Freddie Mac. In addition, these Funds may invest in non-agency backed and mortgage related securities, which are issued by the private institutions, not by the government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, infectious illness outbreaks, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing their investment strategies and achieving their investment objectives.

Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, each Fund or issuers in which each Fund invests. In addition, issuers in which each Fund invests and each Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impacts and effects of infectious illness outbreaks, epidemics or pandemics (such as the COVID-19 outbreak), may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Funds. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of each Fund’s holdings may be impacted, which could significantly impact the overall performance of each Fund.

Notes to Financial Statements (continued)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Convertible Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	759,568	$10,013,542	1,455,610	$17,830,009
Reinvestment of distributions	194,355	2,559,165	384,994	4,686,764
Shares reacquired	(2,878,857)	(37,898,361)	(6,554,770)	(79,988,472)
Decrease	(1,924,934)	$(25,325,654)	(4,714,166)	$(57,471,699)

Class C Shares
Shares sold	64,615	$844,560	206,995	$2,516,869
Reinvestment of distributions	23,392	303,873	57,402	691,393
Shares reacquired	(854,018)	(11,120,158)	(1,200,108)	(14,492,443)
Decrease	(766,011)	$(9,971,725)	(935,711)	$(11,284,181)

Class F Shares
Shares sold	72,064	$940,608	754,412	$9,313,351
Reinvestment of distributions	24,610	323,745	193,628	2,354,216
Shares reacquired	(929,782)	(12,023,166)	(9,989,418)	(123,255,568)
Decrease	(833,108)	$(10,758,813)	(9,041,378)	$(111,588,001)

Class F3 Shares
Shares sold	63,167	$845,055	126,063	$1,566,651
Reinvestment of distributions	18,724	249,609	41,181	507,835
Shares reacquired	(501,233)	(6,682,861)	(569,143)	(7,035,973)
Decrease	(419,342)	$(5,588,197)	(401,899)	$(4,961,487)

Class I Shares
Shares sold	8,816,058	$117,747,894	17,062,049	$212,511,496
Reinvestment of distributions	491,573	6,540,685	847,708	10,414,537
Shares reacquired	(13,117,880)	(174,775,726)	(28,019,326)	(347,045,740)
Decrease	(3,810,249)	$(50,487,147)	(10,109,569)	$(124,119,707)

Class P Shares
Shares sold	539	$7,172	369	$4,595
Reinvestment of distributions	54	726	67	836
Shares reacquired	(2,593)	(36,375)	(132)	(1,666)
Increase (decrease)	(2,000)	$(28,477)	304	$3,765

Class R2 Shares
Shares sold	1,078	$14,206	301	$3,811
Reinvestment of distributions	97	1,315	134	1,678
Shares reacquired	(38)	(515)	(307)	(3,852)
Increase	1,137	$15,006	128	$1,637

Notes to Financial Statements (continued)

Convertible Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	153,150	$2,018,710	152,543	$1,861,185
Reinvestment of distributions	22,812	298,433	38,291	462,937
Shares reacquired	(219,839)	(2,865,735)	(358,448)	(4,340,000)
Decrease	(43,877)	$(548,592)	(167,614)	$(2,015,878)

Class R4 Shares
Shares sold	7,248	$95,516	9,031	$110,379
Reinvestment of distributions	494	6,453	1,127	13,721
Shares reacquired	(32,876)	(425,919)	(16,973)	(207,700)
Decrease	(25,134)	$(323,950)	(6,815)	$(83,600)

Class R5 Shares
Shares sold	44,668	$597,002	27,343	$335,404
Reinvestment of distributions	2,828	37,671	3,649	44,834
Shares reacquired	(20,501)	(274,748)	(29,352)	(360,779)
Increase	26,995	$359,925	1,640	$19,459

Class R6 Shares
Shares sold	38,621	$525,215	54,595	$677,254
Reinvestment of distributions	2,294	30,665	22,967	282,571
Shares reacquired	(64,647)	(847,818)	(1,036,845)	(12,929,504)
Decrease	(23,732)	$(291,938)	(959,283)	$(11,969,679)

Core Fixed Income Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	25,583,679	$237,809,431	29,028,222	$268,603,158
Reinvestment of distributions	3,169,826	29,336,407	2,564,993	23,590,262
Shares reacquired	(21,030,391)	(194,092,123)	(14,595,790)	(134,489,064)
Increase	7,723,114	$73,053,715	16,997,425	$157,704,356

Class C Shares
Shares sold	2,726,429	$25,240,947	1,974,746	$18,151,839
Reinvestment of distributions	157,972	1,455,056	95,847	877,041
Shares reacquired	(1,162,849)	(10,701,422)	(1,092,365)	(10,002,614)
Increase	1,721,552	$15,994,581	978,228	$9,026,266

Class F Shares
Shares sold	3,299,000	$30,499,362	9,780,762	$91,270,776
Reinvestment of distributions	320,950	2,969,955	336,403	3,111,558
Shares reacquired	(2,216,747)	(20,434,515)	(12,261,899)	(114,102,697)
Increase (decrease)	1,403,203	$13,034,802	(2,144,734)	$(19,720,363)

Notes to Financial Statements (continued)

Core Fixed Income Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	30,996,677	$286,962,642	31,656,156	$291,552,185
Reinvestment of distributions	3,404,773	31,509,348	2,275,324	20,903,233
Shares reacquired	(15,987,567)	(147,660,930)	(11,011,350)	(101,109,621)
Increase	18,413,883	$170,811,060	22,920,130	$211,345,797

Class I Shares
Shares sold	171,626,011	$1,591,853,484	164,948,227	$1,520,697,128
Reinvestment of distributions	12,673,162	117,199,906	7,586,348	69,637,200
Shares reacquired	(91,687,570)	(844,912,378)	(80,038,116)	(742,220,715)
Increase	92,611,603	$864,141,012	92,496,459	$848,113,613

Class R2 Shares
Shares sold	32,245	$298,076	13,601	$126,159
Reinvestment of distributions	2,664	24,638	1,552	14,288
Shares reacquired	(8,658)	(81,131)	(12,263)	(113,772)
Increase	26,251	$241,583	2,890	$26,675

Class R3 Shares
Shares sold	222,044	$2,052,579	62,827	$583,673
Reinvestment of distributions	20,662	191,356	24,389	224,999
Shares reacquired	(253,673)	(2,346,684)	(201,058)	(1,834,802)
Decrease	(10,967)	$(102,749)	(113,842)	$(1,026,130)

Class R4 Shares
Shares sold	448,953	$4,118,706	293,900	$2,717,614
Reinvestment of distributions	42,650	394,610	33,188	305,511
Shares reacquired	(329,872)	(3,056,079)	(222,571)	(2,039,779)
Increase	161,731	$1,457,237	104,517	$983,346

Class R5 Shares
Shares sold	272,430	$2,515,694	293,374	$2,713,143
Reinvestment of distributions	27,004	249,859	13,678	125,255
Shares reacquired	(91,560)	(852,969)	(83,309)	(762,600)
Increase	207,874	$1,912,584	223,743	$2,075,798

Class R6 Shares
Shares sold	970,636	$8,979,764	1,062,070	$9,841,751
Reinvestment of distributions	225,505	2,085,745	194,255	1,786,721
Shares reacquired	(738,011)	(6,779,047)	(463,328)	(4,230,995)
Increase	458,130	$4,286,462	792,997	$7,397,477

Notes to Financial Statements (continued)

Core Plus Bond Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	15,780,703	$203,995,320	6,904,413	$88,108,229
Reinvestment of distributions	837,602	10,786,160	492,348	6,239,909
Shares reacquired	(4,931,912)	(63,247,912)	(2,943,051)	(37,408,948)
Increase	11,686,393	$151,533,568	4,453,710	$56,939,190

Class C Shares
Shares sold	1,690,045	$21,885,539	1,001,719	$12,821,323
Reinvestment of distributions	79,499	1,023,455	38,802	491,093
Shares reacquired	(411,534)	(5,284,109)	(284,792)	(3,628,491)
Increase	1,358,010	$17,624,885	755,729	$9,683,925

Class F Shares
Shares sold	591,242	$7,587,525	3,674,327	$47,585,616
Reinvestment of distributions	85,770	1,101,449	237,014	3,036,198
Shares reacquired	(809,128)	(10,326,030)	(10,980,151)	(140,874,948)
Decrease	(132,116)	$(1,637,056)	(7,068,810)	$(90,253,134)

Class F3 Shares
Shares sold	7,788,252	$100,387,633	7,010,118	$89,647,220
Reinvestment of distributions	637,374	8,201,857	364,757	4,614,135
Shares reacquired	(2,438,906)	(31,333,559)	(1,852,310)	(23,354,216)
Increase	5,986,720	$77,255,931	5,522,565	$70,907,139

Class I Shares
Shares sold	161,624,671	$2,087,285,811	100,679,514	$1,286,749,704
Reinvestment of distributions	7,837,162	100,813,149	3,864,142	48,827,935
Shares reacquired	(42,313,695)	(542,703,462)	(44,756,359)	(562,046,611)
Increase	127,148,138	$1,645,395,498	59,787,297	$773,531,028

Class R3 Shares
Shares sold	66,451	$864,459	9,156	$117,536
Reinvestment of distributions	1,788	23,087	778	9,867
Shares reacquired	(14,495)	(187,401)	(4,175)	(53,711)
Increase	53,744	$700,145	5,759	$73,692

Class R4 Shares
Shares sold	113,849	$1,469,782	22,034	$270,521
Reinvestment of distributions	4,182	54,020	1,193	15,138
Shares reacquired	(4,784)	(61,403)	(6,865)	(88,617)
Increase	113,247	$1,462,399	16,362	$197,042

Class R5 Shares
Shares sold	2,716	$34,414	382	$4,736
Reinvestment of distributions	88	1,129	6	77
Shares reacquired	(2,034)	(26,492)	(20)	(255)
Increase	770	$9,051	368	$4,558

Notes to Financial Statements (continued)

Core Plus Bond Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	1,584,616	$20,484,283	88,444	$1,135,711
Reinvestment of distributions	38,834	499,678	15,719	199,281
Shares reacquired	(88,504)	(1,126,712)	(32,813)	(419,750)
Increase	1,534,946	$19,857,249	71,350	$915,242

Floating Rate Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	38,084,433	$310,764,018	37,443,606	$299,433,398
Reinvestment of distributions	14,066,775	114,815,495	14,913,361	119,173,214
Shares reacquired	(62,903,477)	(512,842,149)	(93,165,591)	(741,213,636)
Decrease	(10,752,269)	$(87,262,636)	(40,808,624)	$(322,607,024)

Class C Shares
Shares sold	4,224,239	$34,485,289	4,404,073	$35,206,734
Reinvestment of distributions	2,624,744	21,431,842	3,234,885	25,863,831
Shares reacquired	(15,029,901)	(122,657,706)	(22,439,500)	(178,938,376)
Decrease	(8,180,918)	$(66,740,575)	(14,800,542)	$(117,867,811)

Class F Shares
Shares sold	4,811,335	$39,248,407	9,029,517	$71,947,866
Reinvestment of distributions	2,144,809	17,486,030	4,173,680	33,241,578
Shares reacquired	(14,315,458)	(116,633,814)	(94,058,294)	(749,201,457)
Decrease	(7,359,314)	$(59,899,377)	(80,855,097)	$(644,012,013)

Class F3 Shares
Shares sold	2,722,354	$22,241,585	2,873,067	$23,007,527
Reinvestment of distributions	894,008	7,306,480	1,316,997	10,529,296
Shares reacquired	(4,520,298)	(36,906,809)	(15,596,932)	(124,433,965)
Decrease	(903,936)	$(7,358,744)	(11,406,868)	$(90,897,142)

Class I Shares
Shares sold	127,897,264	$1,044,414,542	153,206,360	$1,225,963,264
Reinvestment of distributions	23,862,922	194,834,829	23,501,713	187,987,585
Shares reacquired	(153,910,651)	(1,254,532,273)	(231,632,220)	(1,845,788,729)
Decrease	(2,150,465)	$(15,282,902)	(54,924,147)	$(431,837,880)

Class R2 Shares
Shares sold	16,464	$133,957	28,473	$226,927
Reinvestment of distributions	7,476	61,058	8,976	71,756
Shares reacquired	(36,706)	(299,704)	(80,965)	(646,647)
Decrease	(12,766)	$(104,689)	(43,516)	$(347,964)

Class R3 Shares
Shares sold	2,843,716	$23,212,141	2,820,420	$22,563,832
Reinvestment of distributions	912,637	7,449,878	784,217	6,273,719
Shares reacquired	(2,289,942)	(18,690,063)	(2,584,945)	(20,653,280)
Increase	1,466,411	$11,971,956	1,019,692	$8,184,271

Notes to Financial Statements (continued)

Floating Rate Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	24,264	$198,060	48,130	$386,122
Reinvestment of distributions	12,385	101,087	14,260	113,980
Shares reacquired	(58,151)	(474,634)	(93,878)	(752,608)
Decrease	(21,502)	$(175,487)	(31,488)	$(252,506)

Class R5 Shares
Shares sold	71,456	$583,847	163,947	$1,305,175
Reinvestment of distributions	21,450	175,312	26,172	209,583
Shares reacquired	(71,666)	(584,580)	(210,918)	(1,689,449)
Increase (decrease)	21,240	$174,579	(20,799)	$(174,691)

Class R6 Shares
Shares sold	1,709,099	$13,943,458	1,253,396	$10,007,732
Reinvestment of distributions	440,201	3,596,063	520,854	4,160,125
Shares reacquired	(1,321,093)	(10,775,889)	(5,981,115)	(47,441,907)
Increase (decrease)	828,207	$6,763,632	(4,206,865)	$(33,274,050)

High Yield Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	24,261,555	$153,816,313	22,330,389	$137,108,233
Reinvestment of distributions	7,270,573	46,136,688	7,198,051	44,081,988
Shares reacquired	(33,026,706)	(208,825,482)	(42,871,726)	(262,883,932)
Decrease	(1,494,578)	$(8,872,481)	(13,343,286)	$(81,693,711)

Class C Shares
Shares sold	3,456,701	$21,823,821	2,549,610	$15,626,088
Reinvestment of distributions	1,187,690	7,493,079	1,360,873	8,294,021
Shares reacquired	(8,776,320)	(55,275,289)	(9,867,699)	(60,174,942)
Decrease	(4,131,929)	$(25,958,389)	(5,957,216)	$(36,254,833)

Class F Shares
Shares sold	1,336,516	$8,447,596	7,363,876	$45,326,787
Reinvestment of distributions	1,056,898	6,687,347	2,574,316	15,789,558
Shares reacquired	(12,163,455)	(76,135,770)	(61,842,480)	(380,932,445)
Decrease	(9,770,041)	$(61,000,827)	(51,904,288)	$(319,816,100)

Class F3 Shares
Shares sold	13,112,239	$83,453,487	22,367,939	$138,058,554
Reinvestment of distributions	5,299,879	33,800,465	6,243,790	38,405,610
Shares reacquired	(16,060,092)	(102,079,668)	(46,891,113)	(285,848,168)
Increase (decrease)	2,352,026	$15,174,284	(18,279,384)	$(109,384,004)

Class I Shares
Shares sold	76,809,208	$489,186,618	134,384,181	$830,548,330
Reinvestment of distributions	16,968,242	108,178,369	16,732,444	102,946,436
Shares reacquired	(107,698,829)	(684,613,198)	(171,041,287)	(1,051,383,059)
Decrease	(13,921,379)	$(87,248,211)	(19,924,662)	$(117,888,293)

Notes to Financial Statements (continued)

High Yield Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	241,681	$1,532,980	217,485	$1,336,805
Reinvestment of distributions	55,193	352,486	46,329	285,260
Shares reacquired	(271,687)	(1,728,347)	(169,678)	(1,043,428)
Increase	25,187	$157,119	94,136	$578,637

Class R3 Shares
Shares sold	2,338,214	$14,896,662	1,718,169	$10,561,180
Reinvestment of distributions	892,323	5,693,656	842,510	5,189,537
Shares reacquired	(3,644,322)	(23,116,599)	(2,977,052)	(18,348,423)
Decrease	(413,785)	$(2,526,281)	(416,373)	$(2,597,706)

Class R4 Shares
Shares sold	2,428,960	$15,375,727	2,682,924	$16,430,465
Reinvestment of distributions	436,004	2,765,790	505,643	3,098,164
Shares reacquired	(3,538,177)	(22,396,435)	(5,531,057)	(33,936,595)
Decrease	(673,213)	$(4,254,918)	(2,342,490)	$(14,407,966)

Class R5 Shares
Shares sold	3,093,699	$19,655,975	5,381,400	$33,076,370
Reinvestment of distributions	2,026,470	12,906,763	2,130,972	13,102,960
Shares reacquired	(8,448,329)	(53,559,479)	(11,841,438)	(73,219,080)
Decrease	(3,328,160)	$(20,996,741)	(4,329,066)	$(27,039,750)

Class R6 Shares
Shares sold	16,428,650	$104,325,242	20,430,715	$126,037,584
Reinvestment of distributions	4,363,097	27,801,376	5,345,457	32,908,930
Shares reacquired	(43,001,605)	(273,341,458)	(43,484,934)	(267,856,142)
Decrease	(22,209,858)	$(141,214,840)	(17,708,762)	$(108,909,628)

Income Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	177,643,022	$435,672,542	102,471,861	$244,728,406
Reinvestment of distributions	23,879,062	58,395,182	18,950,949	45,205,975
Shares reacquired	(94,453,036)	(230,547,374)	(100,081,285)	(238,833,269)
Shares issued in reorganization (See Note 15)	1,393,258	3,385,617	–	–
Increase	108,462,306	$266,905,967	21,341,525	$51,101,112

Class C Shares
Shares sold	10,583,968	$26,202,668	5,867,945	$14,082,286
Reinvestment of distributions	861,230	2,114,889	747,415	1,790,816
Shares reacquired	(7,097,474)	(17,374,260)	(7,734,562)	(18,560,396)
Shares issued in reorganization (See Note 15)	156,291	381,351	–	–
Increase (decrease)	4,504,015	$11,324,648	(1,119,202)	$(2,687,294)

Notes to Financial Statements (continued)

Income Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	4,559,863	$11,225,963	22,333,893	$53,859,837
Reinvestment of distributions	876,109	2,134,407	1,482,960	3,546,399
Shares reacquired	(15,754,472)	(38,074,375)	(46,968,017)	(113,792,681)
Shares issued in reorganization (See Note 15)	592,363	1,439,443	–	–
Decrease	(9,726,137)	$(23,274,562)	(23,151,164)	$(56,386,445)

Class F3 Shares
Shares sold	300,189,042	$733,455,412	229,746,974	$549,328,515
Reinvestment of distributions	34,185,800	83,617,747	22,181,778	52,838,250
Shares reacquired	(117,898,800)	(287,459,210)	(105,206,588)	(250,906,875)
Shares issued in reorganization (See Note 15)	568,868	1,382,348	–	–
Increase	217,044,910	$530,996,297	146,722,164	$351,259,890

Class I Shares
Shares sold	611,939,173	$1,498,346,556	442,042,500	$1,054,160,552
Reinvestment of distributions	37,348,326	91,394,880	15,709,977	37,360,548
Shares reacquired	(223,040,170)	(544,161,212)	(120,356,514)	(284,875,929)
Shares issued in reorganization (See Note 15)	379,309	925,514	—	—
Increase	426,626,638	$1,046,505,738	337,395,963	$806,645,171

Class R2 Shares
Shares sold	16,386	$40,174	45,534	$108,992
Reinvestment of distributions	13,107	32,274	17,703	42,664
Shares reacquired	(103,305)	(254,964)	(179,067)	(434,473)
Shares issued in reorganization (See Note 15)	9,478	23,222	–	–
Decrease	(64,334)	$(159,294)	(115,830)	$(282,817)

Class R3 Shares
Shares sold	3,287,405	$8,020,877	3,535,551	$8,493,625
Reinvestment of distributions	1,070,142	2,621,331	952,565	2,279,678
Shares reacquired	(3,995,839)	(9,775,172)	(3,234,256)	(7,694,371)
Shares issued in reorganization (See Note 15)	42,452	103,583	–	–
Increase	404,160	$970,619	1,253,860	$3,078,932

Class R4 Shares
Shares sold	687,849	$1,685,248	438,709	$1,049,795
Reinvestment of distributions	32,750	80,107	26,830	64,117
Shares reacquired	(815,175)	(1,992,604)	(470,348)	(1,097,914)
Shares issued in reorganization (See Note 15)	9,619	23,470	–	–
Increase (decrease)	(84,957)	$(203,779)	(4,809)	$15,998

Notes to Financial Statements (continued)

Income Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	394,784	$969,150	400,112	$951,712
Reinvestment of distributions	50,021	122,304	34,624	82,594
Shares reacquired	(287,800)	(699,791)	(264,764)	(633,129)
Shares issued in reorganization (See Note 15)	9,734	23,654	–	–
Increase	166,739	$415,317	169,972	$401,177

Class R6 Shares
Shares sold	7,248,455	$17,733,932	7,133,686	$16,928,557
Reinvestment of distributions	737,575	1,804,085	565,497	1,347,845
Shares reacquired	(4,785,307)	(11,675,610)	(4,494,937)	(10,719,102)
Shares issued in reorganization (See Note 15)	694,913	1,688,638	–	–
Increase	3,895,636	$9,551,045	3,204,246	$7,557,300

Inflation Focused Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	981,482	$11,344,871	2,331,712	$26,968,328
Reinvestment of distributions	667,101	7,730,223	1,176,618	13,572,599
Shares reacquired	(8,244,942)	(95,292,906)	(24,064,891)	(278,040,886)
Decrease	(6,596,359)	$(76,217,812)	(20,556,561)	$(237,499,959)

Class C Shares
Shares sold	48,011	$554,739	307,553	$3,562,835
Reinvestment of distributions	111,957	1,298,673	202,432	2,338,105
Shares reacquired	(1,767,449)	(20,446,616)	(4,497,044)	(52,013,890)
Decrease	(1,607,481)	$(18,593,204)	(3,987,059)	$(46,112,950)

Class F Shares
Shares sold	183,429	$2,122,181	956,765	$11,132,133
Reinvestment of distributions	106,165	1,231,175	456,877	5,290,426
Shares reacquired	(2,514,422)	(29,041,095)	(21,765,377)	(252,667,981)
Decrease	(2,224,828)	$(25,687,739)	(20,351,735)	$(236,245,422)

Class F3 Shares
Shares sold	574,016	$6,641,489	1,280,719	$14,818,459
Reinvestment of distributions	327,634	3,798,705	757,638	8,754,841
Shares reacquired	(5,749,278)	(66,472,769)	(18,251,848)	(211,311,841)
Decrease	(4,847,628)	$(56,032,575)	(16,213,491)	$(187,738,541)

Class I Shares
Shares sold	8,158,569	$94,267,709	31,071,909	$359,736,427
Reinvestment of distributions	1,949,884	22,582,169	3,817,588	44,016,227
Shares reacquired	(37,778,644)	(436,040,824)	(96,850,197)	(1,119,254,577)
Decrease	(27,670,191)	$(319,190,946)	(61,960,700)	$(715,501,923)

Notes to Financial Statements (continued)

Inflation Focused Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	3,205	$36,834	23,684	$273,115
Reinvestment of distributions	1,572	18,138	927	10,585
Shares reacquired	(709)	(8,147)	(1,468)	(16,725)
Increase	4,068	$46,825	23,143	$266,975

Class R3 Shares
Shares sold	55,710	$644,007	82,885	$945,417
Reinvestment of distributions	2,697	31,212	1,910	21,979
Shares reacquired	(86,735)	(1,000,809)	(35,181)	(402,727)
Increase (decrease)	(28,328)	$(325,590)	49,614	$564,669

Class R4 Shares
Shares sold	80,045	$929,290	177,123	$2,044,889
Reinvestment of distributions	7,579	87,813	6,584	75,702
Shares reacquired	(98,951)	(1,144,231)	(92,409)	(1,059,683)
Increase (decrease)	(11,327)	$(127,128)	91,298	$1,060,908

Class R5 Shares
Shares sold	51,143	$591,148	153,408	$1,783,214
Reinvestment of distributions	6,548	75,806	4,388	50,191
Shares reacquired	(48,953)	(565,866)	(61,716)	(704,018)
Increase	8,738	$101,088	96,080	$1,129,387

Class R6 Shares
Shares sold	1,278,457	$14,806,936	1,015,641	$11,673,583
Reinvestment of distributions	51,539	597,568	26,544	305,043
Shares reacquired	(445,835)	(5,153,631)	(775,078)	(8,979,445)
Increase	884,161	$10,250,873	267,107	$2,999,181

Short Duration Core Bond Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,790,772	$43,980,493	8,182,237	$74,656,452
Reinvestment of distributions	451,727	4,146,343	384,785	3,504,302
Shares reacquired	(4,379,269)	(40,192,640)	(4,655,622)	(42,472,029)
Increase	863,230	$7,934,196	3,911,400	$35,688,725

Class C Shares
Shares sold	532,694	$4,885,477	342,694	$3,123,052
Reinvestment of distributions	30,247	277,640	21,556	196,168
Shares reacquired	(228,549)	(2,095,497)	(264,324)	(2,407,332)
Increase	334,392	$3,067,620	99,926	$911,888

Class F Shares
Shares sold	66,597	$611,700	2,096,275	$19,163,064
Reinvestment of distributions	33,440	306,707	118,049	1,076,051
Shares reacquired	(313,625)	(2,877,183)	(3,481,060)	(31,645,501)
Decrease	(213,588)	$(1,958,776)	(1,266,736)	$(11,406,386)

Notes to Financial Statements (continued)

Short Duration Core Bond Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	3,874,732	$35,480,373	3,769,503	$34,300,538
Reinvestment of distributions	314,791	2,888,254	207,939	1,891,220
Shares reacquired	(2,299,693)	(21,109,364)	(2,191,416)	(19,950,093)
Increase	1,889,830	$17,259,263	1,786,026	$16,241,665

Class I Shares
Shares sold	17,061,563	$156,414,713	24,953,785	$227,314,996
Reinvestment of distributions	1,721,475	15,792,704	1,144,186	10,405,677
Shares reacquired	(12,979,201)	(119,039,952)	(10,953,527)	(99,643,564)
Increase	5,803,837	$53,167,465	15,144,444	$138,077,109

Class R3 Shares
Shares sold	4,941	$45,232	16,342	$148,983
Reinvestment of distributions	1,645	15,053	2,802	25,488
Shares reacquired	(60,797)	(552,861)	(16,484)	(150,144)
Increase (decrease)	(54,211)	$(492,576)	2,660	$24,327

Class R4 Shares
Shares sold	4,566	$42,141	3,169	$28,807
Reinvestment of distributions	134	1,236	51	465
Shares reacquired	(4,545)	(41,812)	(36)	(325)
Increase	155	$1,565	3,184	$28,947

Class R6 Shares
Shares sold	249,720	$2,279,408	85,365	$772,643
Reinvestment of distributions	11,127	102,241	4,201	38,217
Shares reacquired	(128,058)	(1,178,358)	(56,616)	(517,188)
Increase	132,789	$1,203,291	32,950	$293,672

Short Duration Income Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	383,509,299	$1,480,552,062	326,605,550	$1,252,141,418
Reinvestment of distributions	84,004,080	324,110,862	86,578,757	331,597,358
Shares reacquired	(572,523,865)	(2,208,015,449)	(890,727,663)	(3,415,000,728)
Decrease	(105,010,486)	$(403,352,525)	(477,543,356)	$(1,831,261,952)

Class C Shares
Shares sold	54,593,714	$212,157,854	41,551,965	$160,119,296
Reinvestment of distributions	14,986,126	58,189,188	17,044,623	65,669,440
Shares reacquired	(143,262,076)	(555,850,668)	(205,075,925)	(790,474,670)
Decrease	(73,682,236)	$(285,503,626)	(146,479,337)	$(564,685,934)

Class F Shares
Shares sold	49,108,980	$189,306,762	201,864,225	$776,439,619
Reinvestment of distributions	15,374,755	59,309,942	33,600,289	128,890,608
Shares reacquired	(169,190,922)	(652,110,522)	(1,449,952,569)	(5,575,121,219)
Decrease	(104,707,187)	$(403,493,818)	(1,214,488,055)	$(4,669,790,992)

Notes to Financial Statements (continued)

Short Duration Income Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	285,064,787	$1,100,622,482	335,248,891	$1,287,854,157
Reinvestment of distributions	58,164,711	224,763,827	56,844,976	217,833,273
Shares reacquired	(377,077,208)	(1,456,263,273)	(521,967,703)	(2,003,001,376)
Decrease	(33,847,710)	$(130,876,964)	(129,873,836)	$(497,313,946)

Class I Shares
Shares sold	2,571,629,028	$9,912,320,668	3,516,944,135	$13,485,403,356
Reinvestment of distributions	304,789,013	1,175,504,019	279,930,793	1,070,892,870
Shares reacquired	(2,986,897,177)	(11,509,111,780)	(3,671,782,781)	(14,055,441,417)
Increase (decrease)	(110,479,136)	$(421,287,093)	125,092,147	$500,854,809

Class R2 Shares
Shares sold	367,887	$1,419,488	376,762	$1,449,126
Reinvestment of distributions	59,153	228,438	58,457	223,881
Shares reacquired	(502,766)	(1,940,969)	(660,580)	(2,523,959)
Decrease	(75,726)	$(293,043)	(225,361)	$(850,952)

Class R3 Shares
Shares sold	7,235,864	$27,951,880	15,603,503	$59,624,221
Reinvestment of distributions	3,669,329	14,178,517	3,672,257	14,072,511
Shares reacquired	(15,661,621)	(60,422,364)	(30,493,586)	(116,673,589)
Decrease	(4,756,428)	$(18,291,967)	(11,217,826)	$(42,976,857)

Class R4 Shares
Shares sold	14,403,260	$55,636,910	10,665,681	$40,977,320
Reinvestment of distributions	1,478,386	5,717,823	1,340,883	5,144,709
Shares reacquired	(13,203,049)	(51,080,540)	(14,121,678)	(54,169,434)
Increase (decrease)	2,678,597	$10,274,193	(2,115,114)	$(8,047,405)

Class R5 Shares
Shares sold	5,617,929	$21,615,811	5,901,030	$22,500,448
Reinvestment of distributions	860,073	3,314,627	736,757	2,816,016
Shares reacquired	(6,524,249)	(25,135,370)	(6,821,342)	(26,090,380)
Decrease	(46,247)	$(204,932)	(183,555)	$(773,916)

Class R6 Shares
Shares sold	87,909,325	$339,155,456	104,224,785	$399,595,470
Reinvestment of distributions	12,800,919	49,381,647	12,020,707	46,003,744
Shares reacquired	(79,818,495)	(307,558,280)	(133,165,157)	(509,270,800)
Increase (decrease)	20,891,749	$80,978,823	(16,919,665)	$(63,671,586)

Total Return Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	22,453,347	$196,798,727	19,455,956	$169,125,082
Reinvestment of distributions	5,070,951	44,317,954	4,712,359	40,813,095
Shares reacquired	(21,334,222)	(186,142,147)	(25,118,995)	(217,939,555)
Increase (decrease)	6,190,076	$54,974,534	(950,680)	$(8,001,378)

Notes to Financial Statements (continued)

Total Return Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	1,041,385	$9,130,561	860,798	$7,464,325
Reinvestment of distributions	115,673	1,009,762	127,849	1,107,530
Shares reacquired	(1,334,450)	(11,625,181)	(1,685,737)	(14,626,154)
Decrease	(177,392)	$(1,484,858)	(697,090)	$(6,054,299)

Class F Shares
Shares sold	2,483,822	$22,080,620	3,453,792	$30,241,757
Reinvestment of distributions	402,631	3,516,749	645,577	5,622,814
Shares reacquired	(3,873,044)	(33,775,162)	(21,379,695)	(188,540,892)
Decrease	(986,591)	$(8,177,793)	(17,280,326)	$(152,676,321)

Class F3 Shares
Shares sold	32,275,385	$282,049,836	28,619,146	$248,543,819
Reinvestment of distributions	5,055,782	44,212,441	4,160,860	36,022,709
Shares reacquired	(22,851,373)	(199,571,135)	(19,982,538)	(173,153,592)
Increase	14,479,794	$126,691,142	12,797,468	$111,412,936

Class I Shares
Shares sold	54,719,270	$480,463,432	64,470,749	$563,126,575
Reinvestment of distributions	5,942,542	52,042,557	4,465,930	38,688,227
Shares reacquired	(32,922,971)	(287,957,797)	(30,591,444)	(265,890,035)
Increase	27,738,841	$244,548,192	38,345,235	$335,924,767

Class P Shares
Shares sold	69	$609	2,358	$20,784
Reinvestment of distributions	123	1,079	1,521	13,370
Shares reacquired	(2,933)	(25,333)	(57,574)	(502,051)
Decrease	(2,741)	$(23,645)	(53,695)	$(467,897)

Class R2 Shares
Shares sold	44,939	$391,856	12,076	$105,221
Reinvestment of distributions	5,970	52,152	5,659	49,001
Shares reacquired	(45,290)	(395,310)	(27,349)	(234,577)
Increase (decrease)	5,619	$48,698	(9,614)	$(80,355)

Class R3 Shares
Shares sold	629,157	$5,489,795	708,920	$6,162,799
Reinvestment of distributions	137,811	1,204,080	132,800	1,149,761
Shares reacquired	(891,765)	(7,801,877)	(843,194)	(7,337,008)
Decrease	(124,797)	$(1,108,002)	(1,474)	$(24,448)

Class R4 Shares
Shares sold	1,268,824	$11,113,775	1,462,364	$12,671,480
Reinvestment of distributions	92,777	810,863	86,731	750,726
Shares reacquired	(1,368,037)	(11,907,162)	(1,281,596)	(11,107,629)
Increase (decrease)	(6,436)	$17,476	267,499	$2,314,577

Notes to Financial Statements (continued)

Total Return Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	815,716	$7,092,045	645,166	$5,593,968
Reinvestment of distributions	71,552	625,425	67,636	586,496
Shares reacquired	(511,395)	(4,459,530)	(911,923)	(7,974,460)
Increase (decrease)	375,873	$3,257,940	(199,121)	$(1,793,996)

Class R6 Shares
Shares sold	6,655,116	$58,192,098	6,863,283	$59,773,624
Reinvestment of distributions	1,091,311	9,547,086	971,389	8,418,983
Shares reacquired	(5,212,122)	(45,566,415)	(5,635,860)	(48,989,048)
Increase	2,534,305	$22,172,769	2,198,812	$19,203,559

Ultra Short Bond Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	275,107,500	$2,748,485,849	104,895,980	$1,035,716,266
Reinvestment of distributions	20,887,101	208,723,532	17,363,647	171,530,785
Shares reacquired	(199,576,512)	(1,993,651,180)	(277,288,985)	(2,735,570,834)
Increase (decrease)	96,418,089	$963,558,201	(155,029,358)	$(1,528,323,783)

Class A1 Shares
Shares sold	397,903	$3,987,665	159,099	$1,573,589
Reinvestment of distributions	19,742	197,366	14,905	147,297
Shares reacquired	(79,377)	(792,592)	(159,510)	(1,576,218)
Increase	338,268	$3,392,439	14,494	$144,668

Class F Shares
Shares sold	4,883,365	$48,761,694	26,995,257	$265,830,049
Reinvestment of distributions	1,141,242	11,400,407	2,256,701	22,274,362
Shares reacquired	(15,382,729)	(153,722,701)	(133,522,317)	(1,317,462,850)
Decrease	(9,358,122)	$(93,560,600)	(104,270,359)	$(1,029,358,439)

Class F3 Shares
Shares sold	227,424,490	$2,273,124,041	91,555,315	$904,522,520
Reinvestment of distributions	8,487,032	84,854,097	3,026,201	29,908,939
Shares reacquired	(94,676,434)	(946,300,707)	(69,497,070)	(685,972,927)
Increase	141,235,088	$1,411,677,431	25,084,446	$248,458,532

Class I Shares
Shares sold	274,743,503	$2,744,599,373	347,002,393	$3,424,811,745
Reinvestment of distributions	18,246,602	182,306,255	15,407,004	152,229,146
Shares reacquired	(282,676,851)	(2,823,474,403)	(363,502,577)	(3,587,785,576)
Increase (decrease)	10,313,254	$103,431,225	(1,093,180)	$(10,744,685)

Notes to Financial Statements (continued)

Ultra Short Bond Fund	Year Ended November 30, 2024		Year Ended November 30, 2023
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	7,631	$76,092	5,405	$53,356
Reinvestment of distributions	1,238	12,375	736	7,272
Shares reacquired	(954)	(9,514)	(586)	(5,777)
Increase	7,915	$78,953	5,555	$54,851

Class R6 Shares
Shares sold	3,090,311	$30,836,887	2,395,380	$23,654,119
Reinvestment of distributions	383,309	3,830,200	283,894	2,805,391
Shares reacquired	(4,732,253)	(47,376,890)	(2,874,431)	(28,341,175)
Decrease	(1,258,633)	$(12,709,803)	(195,157)	$(1,881,665)

15.	REORGANIZATIONS

As of the close of business on March 22, 2024, Income Fund acquired the net assets of Corporate Bond Fund pursuant to a plan of reorganization (the “reorganization” or the “acquisition”). The reorganization permitted Corporate Bond Fund shareholders to pursue a substantially similar investment goal, but as part of a larger fund with a lower expense ratio. The acquisition was accomplished by a tax-free exchange whereby holders of outstanding shares of Corporate Bond Fund on March 22, 2024 received shares valued at $9,376,840 of Income Fund. Corporate Bond Fund’s net assets as of the date of the acquisition, including $(111,879) of net unrealized depreciation and $(891,546) of accumulated net realized losses, were combined with those of the Income Fund. The cost basis of securities received from Corporate Bond Fund was carried forward. The total net assets of Income Fund immediately before the transfer were $4,347,203,579. Total net assets of Corporate Bond Fund immediately before the transfer were $9,376,840. Total net assets of Income Fund immediately after the transfer were $4,356,580,419.

Notes to Financial Statements (concluded)

The following table illustrates share conversion ratios and dollar amounts of the reorganization on March 22, 2024:

Class	Corporate Bond Fund Shares	Conversion Ratio	Income Fund Shares	Income Fund Amount
A	405,727	3.433979	1,393,258	3,385,617
C	45,700	3.419934	156,291	381,351
F	172,152	3.440930	592,363	1,439,443
F3	165,638	3.434405	568,868	1,382,348
I	110,969	3.418153	379,309	925,514
R2	2,783	3.405677	9,478	23,222
R3	12,417	3.418861	42,452	103,583
R4	2,812	3.420697	9,619	23,470
R5	2,834	3.434721	9,734	23,654
R6	202,353	3.434162	694,913	1,688,638

Had the acquisition been completed on December 1, 2023, the beginning of Income Fund’s 2024 fiscal year, the Fund’s condensed pro forma results of operations for the fiscal year ended November 30, 2024 would be as follows:

Net investment income	$246,218,968
Net realized and unrealized gain	$177,739,775
Net increase in net assets resulting from operations	$423,958,743

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed. Revenue and earnings of Corporate Bond Fund’s portfolio holdings have been included in Income Fund’s Statement of Operations since the date of acquisition.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Lord Abbett Investment Trust

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Convertible Fund, Lord Abbett Core Fixed Income Fund, Lord Abbett Core Plus Bond Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, Lord Abbett Short Duration Core Bond Fund, Lord Abbett Short Duration Income Fund, Lord Abbett Total Return Fund, and Lord Abbett Ultra Short Bond Fund (the “Funds”), eleven of the funds constituting the Lord Abbett Investment Trust, as of November 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of November 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian or counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
January 24, 2025

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Convertible Fund	19%	19%

For foreign shareholders, the percentages below reflect the portion of net investment income distributions that represent interest-related dividends:

Fund Name	Interest-related dividends
Convertible Fund	71%
Core Fixed Income Fund	82%
Core Plus Bond Fund	78%
Floating Rate Fund	91%
High Yield Fund	72%
Income Fund	74%
Inflation Focused Fund	68%
Short Duration Core Bond Fund	77%
Short Duration Income Fund	74%
Total Return Fund	78%
Ultra Short Bond Fund	69%

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Core Fixed Income Fund

Lord Abbett Core Plus Bond Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Inflation Focused Fund

Lord Abbett Short Duration Core Bond Fund

Lord Abbett Short Duration Income Fund

Lord Abbett Total Return Fund

Lord Abbett Ultra Short Bond Fund

LAIT-2 (01/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: January 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: January 24, 2025

By:	/s/Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: January 24, 2025